UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL SERIES TRUST

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2020 – June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Report to Shareholders

CHOOSE THE INBOX. NOT THE MAILBOX. Less waste. More convenience. Your choice. Three easy ways to go paperless: 1. Mail this postage-paid card 2. Call 1-866-349-4564 3. Visit jackson.com I consent to receive by electronic delivery: ALL DOCUMENTS    Periodic and immediate confirmation statements Annual and semi-annual reports Annual statements    (Variable Products and Fixed Index Annuities only) (Variable Products only) (Fixed, Fixed Index and Target Select Annuities only) Other contract-related correspondence Prospectuses and prospectus supplements                (Variable Products only) This consent will continue until revoked and will cover delivery to you in the form of an e-mail or by notice to you of a document’s availability on Jackson National Life Insurance Company®’s (also referred to as Jackson®) website. For jointly owned contracts, all Joint Owners are consenting to electronic delivery and use of the single e-mail address below. Please contact the appropriate Jackson Service Center or go to www.jackson.com to update your e-mail address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson’s website (www.jackson.com) is required for electronic delivery of contract-related correspondence. Please write legibly. Fold Here Signature: ___________________________ Date: __________ Signature: ________________________ Date: __________ E-mail address:     I (We) will notify Jackson of any change to this e-mail address. Name: Address: City: State: ZIP: Policy Number Owner’s State of Residence Phone Number – – The computer hardware and software requirements that are necessary to receive, process and retain electronic communications that are subject to this consent are as follows: To view and download material electronically, you must have a computer with internet access, an active e-mail account and Adobe Acrobat Reader. If you don’t already have Adobe Acrobat Reader, you can download it free from www.adobe.com. There is no charge for electronic delivery of electronic communications, although you may incur the costs of internet access and of such computer and related hardware and software as may be necessary for you to receive, process and retain electronic communications from Jackson. Please make certain you have given Jackson a current e-mail address. Also let Jackson know if that e-mail address changes. We may need to notify you of a document’s availability through e-mail. You may request paper copies, whether or not you consent or revoke your consent to electronic delivery, at any time and for no charge. Even if you have given us consent, we are not required to make electronic delivery and we have the right to deliver any communications in paper form. Tape Here VADV6414 06/20 SEMI-ANNUAL REPORT (UNAUDITED) June 30, 2020 JNL Series Trust • Master Feeder Funds, Funds of Funds, and Sub-Advised Funds Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following: • Mailing in the postage-paid card on the cover of this report; • Calling 1-866-349-4564; or • Signing up on www.jackson.com Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson. Please note that if you own more than one variable contract with Jackson, your delivery preferences must be set up for each variable contract separately. Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES BUSINESS REPLY MAIL FIR TS CLASS M IA L PERMIT NO. 600 LANSING MI POSTAGE WILL BE PAID BY ADDRESSEE JACKSON PO BOX 24068 LANSING MI 48909-9979 Fold Here This report is for the general information of qualified plan participants, as well as contract/policy owners of the Perspective Fixed and Variable Annuity®, Perspective II®, Perspective Advisors Fixed and Variable Annuity®, Perspective Advisory®, Perspective Advisory II®, Perspective Advisors II, Perspective L Series, Perspective Rewards®, Perspective Advantage Fixed and Variable Annuity®, Perspective Focus®, Jackson Private Wealth®, Jackson AdvantageSM, Fifth Third Perspective, Retirement Latitudes®, Curiangard, Elite Access Advisory®, Elite Access Advisory II®, Elite Access®, Elite Access IISM, Perspective Fixed and Variable Annuity (New York), Perspective II (New York), Perspective Advisors Fixed and Variable Annuity (New York), Perspective Advisory (New York), Perspective Advisory II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards® (New York), Perspective Advantage Fixed and Variable Annuity, Perspective Focus (New York), Jackson Advantage (New York), Curiangard (New York), Elite Access Advisory (New York), Elite Access Advisory II (New York), Elite Access (New York), Elite Access II (New York). Not all the portfolios are available in all of the products. Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

JNL Series Trust (Unaudited)

June 30, 2020

JNL Series Trust Master Feeder Funds and Funds of Funds including: JNL/American Funds® Balanced Fund, JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds® Capital Income Builder Fund, JNL/American Funds® Capital World Bond Fund, JNL/American Funds® Global Growth Fund, JNL/American Funds® Global Small Capitalization Fund, JNL/American Funds® Growth Fund, JNL/American Funds® Growth-Income Fund, JNL/American Funds® International Fund, JNL/American Funds® New World Fund, JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, JNL/Vanguard Small Company Growth Fund, JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/DFA Growth Allocation Fund, JNL/DFA Moderate Growth Allocation Fund, JNL/Goldman Sachs 4 Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Mellon Index 5 Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund, JNL/Vanguard U.S. Stock Market Index Fund

JNL Series Trust Sub-Advised Funds including: JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine® Total Return Fund, JNL/Lazard International Strategic Equity Fund, JNL/Mellon Equity Income Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/WCM Focused International Equity Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited) Schedules of Investments June 30, 2020

JNL/American Funds Balanced Fund

Composition as of June 30, 2020:
Global Balanced	100.0%
Total Investments	100.0%

JNL/American Funds Blue Chip Income and Growth Fund

Composition as of June 30, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds Capital Income Builder Fund

Composition as of June 30, 2020:
Global Balanced	100.0%
Total Investments	100.0%

JNL/American Funds Capital World Bond Fund

Composition as of June 30, 2020:
Global Fixed Income	100.0%
Total Investments	100.0%

JNL/American Funds Global Growth Fund

Composition as of June 30, 2020:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Global Small Capitalization Fund

Composition as of June 30, 2020:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth Fund

Composition as of June 30, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth-Income Fund

Composition as of June 30, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds International Fund

Composition as of June 30, 2020:
International Equity	100.0%
Total Investments	100.0%

JNL/American Funds New World Fund

Composition as of June 30, 2020:
Emerging Markets Equity	100.0%
Total Investments	100.0%

JNL/Vanguard Capital Growth Fund

Composition as of June 30, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/Vanguard Equity Income Fund

Composition as of June 30, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/Vanguard International Fund

Composition as of June 30, 2020:
International Equity	100.0%
Total Investments	100.0%

JNL/Vanguard Small Company Growth Fund

Composition as of June 30, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

JNL Aggressive Growth Allocation Fund

Composition as of June 30, 2020:
Domestic Equity	46.0%
International Equity	21.2
Global Equity	12.1
Alternative	9.5
Emerging Markets Equity	7.9
Domestic Fixed Income	3.3
Total Investments	100.0%

JNL Conservative Allocation Fund

Composition as of June 30, 2020:
Domestic Fixed Income	69.4%
Alternative	8.0
Domestic Balanced	7.0
Domestic Equity	6.1
Emerging Markets Fixed Income	4.0
International Equity	3.0
Emerging Markets Equity	1.5
Global Equity	1.0
Total Investments	100.0%

JNL Growth Allocation Fund

Composition as of June 30, 2020:
Domestic Equity	38.1%
International Equity	19.0
Domestic Fixed Income	16.6
Global Equity	9.6
Alternative	8.2
Emerging Markets Equity	7.0
Emerging Markets Fixed Income	1.5
Total Investments	100.0%

JNL Moderate Allocation Fund

Composition as of June 30, 2020:
Domestic Fixed Income	49.0%
Domestic Equity	15.9
Alternative	10.4
International Equity	7.0
Domestic Balanced	6.5
Global Equity	4.1
Emerging Markets Equity	3.6
Emerging Markets Fixed Income	3.5
Total Investments	100.0%

JNL Moderate Growth Allocation Fund

Composition as of June 30, 2020:
Domestic Fixed Income	32.6%
Domestic Equity	25.8
International Equity	13.5
Alternative	10.3
Domestic Balanced	5.9
Emerging Markets Equity	5.0
Global Equity	4.9
Emerging Markets Fixed Income	2.0
Total Investments	100.0%

JNL/American Funds Growth Allocation Fund

Composition as of June 30, 2020:
Domestic Equity	40.9%
Global Equity	26.8
Domestic Fixed Income	17.4
Emerging Markets Equity	7.5
International Equity	5.1
Emerging Markets Fixed Income	2.3
Total Investments	100.0%

JNL/American Funds Moderate Growth Allocation

Composition as of June 30, 2020:
Domestic Fixed Income	34.7%
Domestic Equity	32.0
Global Equity	19.6
International Equity	5.2
Emerging Markets Equity	4.8
Emerging Markets Fixed Income	3.7
Total Investments	100.0%

JNL/DFA Growth Allocation Fund

Composition as of June 30, 2020:
Domestic Equity	46.0%
Domestic Fixed Income	19.3
International Equity	16.9
Emerging Markets Equity	12.9
Alternative	4.9
Total Investments	100.0%

JNL/DFA Moderate Growth Allocation Fund

Composition as of June 30, 2020:
Domestic Fixed Income	39.0%
Domestic Equity	35.6
International Equity	12.7
Emerging Markets Equity	9.0
Alternative	3.7
Total Investments	100.0%

JNL/Goldman Sachs 4 Fund

Composition as of June 30, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/Goldman Sachs Managed Aggressive Growth Fund

Composition as of June 30, 2020:
Domestic Equity	63.4%
International Equity	12.1
Global Equity	8.5
Domestic Fixed Income	7.0
Emerging Markets Equity	5.0
Alternative	3.0
Emerging Markets Fixed Income	1.0
Total Investments	100.0%

JNL/Goldman Sachs Managed Conservative Fund

Composition as of June 30, 2020:
Domestic Fixed Income	67.9%
Domestic Equity	15.1
Global Fixed Income	6.0
Emerging Markets Fixed Income	4.0
International Equity	3.0
Alternative	3.0
Global Equity	1.0
Total Investments	100.0%

JNL/Goldman Sachs Managed Growth Fund

Composition as of June 30, 2020:
Domestic Equity	57.9%
Domestic Fixed Income	17.0
International Equity	9.1
Global Equity	8.0
Emerging Markets Equity	4.0
Alternative	3.0
Emerging Markets Fixed Income	1.0
Total Investments	100.0%

See accompanying Notes to Financial Statements.

2

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited) Schedules of Investments June 30, 2020

JNL/Goldman Sachs Managed Moderate Fund

Composition as of June 30, 2020:
Domestic Fixed Income	52.0%
Domestic Equity	29.9
International Equity	6.1
Emerging Markets Fixed Income	3.0
Global Fixed Income	3.0
Alternative	3.0
Emerging Markets Equity	2.0
Global Equity	1.0
Total Investments	100.0%

JNL/Goldman Sachs Managed Moderate Growth Fund

Composition as of June 30, 2020:
Domestic Equity	43.9%
Domestic Fixed Income	35.0
International Equity	8.1
Global Equity	4.0
Emerging Markets Equity	3.0
Alternative	3.0
Emerging Markets Fixed Income	2.0
Global Fixed Income	1.0
Total Investments	100.0%

JNL/Mellon Index 5 Fund

Composition as of June 30, 2020:
Domestic Equity	60.5%
International Equity	20.3
Domestic Fixed Income	19.2
Total Investments	100.0%

JNL/Vanguard Global Bond Market Index Fund

Composition as of June 30, 2020:
Domestic Fixed Income	50.1%
International Fixed Income	49.9
Total Investments	100.0%

JNL/Vanguard International Stock Market Index Fund

Composition as of June 30, 2020:
International Equity	100.0%
Total Investments	100.0%

JNL/Vanguard US Stock Market Index Fund

Composition as of June 30, 2020:
Domestic Equity	100.0%
Total Investments	100.0%

See accompanying Notes to Financial Statements.

3

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	70,135	1,646,762
Total Investment Companies (cost $1,619,468)		1,646,762
Total Investments 100.0% (cost $1,619,468)		1,646,762
Other Assets and Liabilities, Net (0.0)%		(458)
Total Net Assets 100.0%		1,646,304

(a)  Investment in affiliate.

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	237,854	2,911,332
Total Investment Companies (cost $3,183,669)		2,911,332
Total Investments 100.0% (cost $3,183,669)		2,911,332
Other Assets and Liabilities, Net (0.0)%		(916)
Total Net Assets 100.0%		2,910,416

(a)  Investment in affiliate.

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	14,161	140,054
Total Investment Companies (cost $142,656)		140,054
Total Investments 100.0% (cost $142,656)		140,054
Other Assets and Liabilities, Net (0.0)%		(51)
Total Net Assets 100.0%		140,003

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	37,802	458,918
Total Investment Companies (cost $449,123)		458,918
Total Investments 100.0% (cost $449,123)		458,918
Other Assets and Liabilities, Net (0.0)%		(143)
Total Net Assets 100.0%		458,775

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	16,030	527,556
Total Investment Companies (cost $470,328)		527,556
Total Investments 100.0% (cost $470,328)		527,556
Other Assets and Liabilities, Net (0.0)%		(136)
Total Net Assets 100.0%		527,420

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	27,986	680,058
Total Investment Companies (cost $685,419)		680,058
Total Investments 100.0% (cost $685,419)		680,058
Other Assets and Liabilities, Net (0.0)%		(191)
Total Net Assets 100.0%		679,867

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	20,212	1,790,741
Total Investment Companies (cost $1,542,618)		1,790,741
Total Investments 100.0% (cost $1,542,618)		1,790,741
Other Assets and Liabilities, Net (0.0)%		(493)
Total Net Assets 100.0%		1,790,248

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	155,382	7,365,089
Total Investment Companies (cost $7,293,936)		7,365,089
Total Investments 100.0% (cost $7,293,936)		7,365,089
Other Assets and Liabilities, Net (0.0)%		(2,531)
Total Net Assets 100.0%		7,362,558

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	87,151	1,610,553
Total Investment Companies (cost $1,724,788)		1,610,553
Total Investments 100.0% (cost $1,724,788)		1,610,553
Other Assets and Liabilities, Net (0.0)%		(562)
Total Net Assets 100.0%		1,609,991

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	54,483	1,334,299
Total Investment Companies (cost $1,243,663)		1,334,299
Total Investments 100.0% (cost $1,243,663)		1,334,299
Other Assets and Liabilities, Net (0.0)%		(521)
Total Net Assets 100.0%		1,333,778

(a)  Investment in affiliate.

JNL/Vanguard Capital Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (a)	10,769	391,019
Total Investment Companies (cost $389,360)		391,019
Total Investments 100.0% (cost $389,360)		391,019
Other Assets and Liabilities, Net (0.0)%		(116)
Total Net Assets 100.0%		390,903

(a)  Investment in affiliate.

JNL/Vanguard Equity Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Equity Income Portfolio (a)	21,171	411,355
Total Investment Companies (cost $455,940)		411,355
Total Investments 100.0% (cost $455,940)		411,355
Other Assets and Liabilities, Net (0.0)%		(117)
Total Net Assets 100.0%		411,238

(a)  Investment in affiliate.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90

4

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares	Value ($)
JNL/Vanguard International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Variable Insurance Fund - International Portfolio (a)	22,915	704,171
Total Investment Companies (cost $620,313)		704,171
Total Investments 100.0% (cost $620,313)		704,171
Other Assets and Liabilities, Net (0.0)%		(204)
Total Net Assets 100.0%		703,967

(a)  Investment in affiliate.

JNL/Vanguard Small Company Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (a)	11,525	211,250
Total Investment Companies (cost $252,782)		211,250
Total Investments 100.0% (cost $252,782)		211,250
Other Assets and Liabilities, Net (0.0)%		(78)
Total Net Assets 100.0%		211,172

(a)  Investment in affiliate.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.0%
JNL Multi-Manager Mid Cap Fund - Class I (13.4%) (a)	11,726	153,019
JNL Multi-Manager Small Cap Growth Fund - Class I (1.6%) (a)	1,088	39,545
JNL Multi-Manager Small Cap Value Fund - Class I (5.2%) (a)	4,066	47,494
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.9%) (a)	7,107	106,671
JNL/Morningstar Wide Moat Index Fund - Class I (12.1%) (a)	7,902	93,718
JNL/T. Rowe Price Established Growth Fund - Class I (0.9%) (a)	1,656	93,482
JNL/T. Rowe Price Value Fund - Class I (2.4%) (a)	5,912	92,942
		626,871
International Equity 21.2%
JNL Multi-Manager International Small Cap Fund - Class I (22.7%) (a)	5,329	56,277
JNL/Causeway International Value Select Fund - Class I (9.1%) (a)	7,703	99,445
JNL/WCM Focused International Equity Fund - Class I (7.3%) (a)	7,627	133,473
		289,195
Global Equity 12.1%
JNL/Harris Oakmark Global Equity Fund - Class I (11.5%) (a)	8,174	75,609
JNL/JPMorgan Growth & Income Fund - Class I (2.9%) (a)	2,641	26,196
JNL/Loomis Sayles Global Growth Fund - Class I (8.7%) (a)	4,993	62,417
		164,222
Alternative 9.5%
JNL Multi-Manager Alternative Fund - Class I (2.6%) (a)	2,482	26,288
JNL/First State Global Infrastructure Fund - Class I (5.4%) (a)	3,627	51,690
JNL/Heitman U.S. Focused Real Estate Fund - Class I (15.4%) (a)	2,602	25,867
JNL/Westchester Capital Event Driven Fund - Class I (19.1%) (a)	2,503	25,833
		129,678
Emerging Markets Equity 7.9%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.6%) (a)	5,936	51,700
JNL/GQG Emerging Markets Equity Fund - Class I (9.1%) (a)	5,210	55,897
		107,597
	Shares	Value ($)
Domestic Fixed Income 3.3%
JNL/DoubleLine Total Return Fund - Class I (1.5%) (a)	3,871	44,243
Total Investment Companies (cost $1,302,799)		1,361,806
Total Investments 100.0% (cost $1,302,799)		1,361,806
Other Assets and Liabilities, Net (0.0)%		(280)
Total Net Assets 100.0%		1,361,526

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 69.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.9%) (a)	5,154	74,584
JNL/DoubleLine Total Return Fund - Class I (3.6%) (a)	9,213	105,308
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (1.4%) (a)	2,106	32,003
JNL/PIMCO Income Fund - Class I (3.5%) (a)	5,386	56,283
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.4%) (a)	4,346	56,371
JNL/PIMCO Real Return Fund - Class I (0.9%) (a)	1,088	12,213
JNL/PPM America Total Return Fund - Class I (3.4%) (a)	4,165	56,310
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.6%) (a)	2,957	30,223
		423,295
Alternative 8.0%
JNL Multi-Manager Alternative Fund - Class I (2.4%) (a)	2,302	24,373
JNL/First State Global Infrastructure Fund - Class I (0.6%) (a)	430	6,132
JNL/JPMorgan Hedged Equity Fund - Class I (4.2%) (a)	1,659	18,303
		48,808
Domestic Balanced 7.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.6%) (a)	2,478	42,967
Domestic Equity 6.1%
JNL Multi-Manager Mid Cap Fund - Class I (0.9%) (a)	830	10,824
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	85	3,100
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	269	3,137
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.4%) (a)	514	7,715
JNL/Morningstar Wide Moat Index Fund - Class I (1.6%) (a)	1,039	12,324
		37,100
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.5%) (a)	2,182	24,332
International Equity 3.0%
JNL/Causeway International Value Select Fund - Class I (0.6%) (a)	474	6,119
JNL/WCM Focused International Equity Fund - Class I (0.7%) (a)	706	12,349
		18,468
Emerging Markets Equity 1.5%
JNL/GQG Emerging Markets Equity Fund - Class I (1.5%) (a)	857	9,200
Global Equity 1.0%
JNL/Loomis Sayles Global Growth Fund - Class I (0.9%) (a)	491	6,135
Total Investment Companies (cost $578,502)		610,305
Total Investments 100.0% (cost $578,502)		610,305
Other Assets and Liabilities, Net (0.0)%		(140)
Total Net Assets 100.0%		610,165

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90

5

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares	Value ($)
JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 38.1%
JNL Multi-Manager Mid Cap Fund - Class I (18.0%) (a)	15,744	205,455
JNL Multi-Manager Small Cap Growth Fund - Class I (1.6%) (a)	1,117	40,615
JNL Multi-Manager Small Cap Value Fund - Class I (5.2%) (a)	4,087	47,735
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.5%) (a)	9,141	137,208
JNL/Morningstar Wide Moat Index Fund - Class I (16.5%) (a)	10,770	127,732
JNL/T. Rowe Price Established Growth Fund - Class I (1.3%) (a)	2,452	138,402
JNL/T. Rowe Price Value Fund - Class I (3.3%) (a)	8,157	128,227
		825,374
International Equity 19.1%
JNL Multi-Manager International Small Cap Fund - Class I (31.6%) (a)	7,421	78,366
JNL/Causeway International Value Select Fund - Class I (13.0%) (a)	11,043	142,571
JNL/WCM Focused International Equity Fund - Class I (10.4%) (a)	10,950	191,621
		412,558
Domestic Fixed Income 16.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.3%) (a)	3,527	51,030
JNL/DoubleLine Total Return Fund - Class I (5.2%) (a)	13,073	149,422
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (2.3%) (a)	3,453	52,494
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.0%) (a)	5,128	66,505
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.6%) (a)	4,021	41,096
		360,547
Global Equity 9.6%
JNL/Harris Oakmark Global Equity Fund - Class I (11.6%) (a)	8,201	75,856
JNL/JPMorgan Growth & Income Fund - Class I (5.4%) (a)	4,812	47,735
JNL/Loomis Sayles Global Growth Fund - Class I (11.6%) (a)	6,687	83,590
		207,181
Alternative 8.1%
JNL Multi-Manager Alternative Fund - Class I (4.6%) (a)	4,494	47,591
JNL/First State Global Infrastructure Fund - Class I (7.6%) (a)	5,091	72,551
JNL/Heitman U.S. Focused Real Estate Fund - Class I (18.2%) (a)	3,075	30,570
JNL/Westchester Capital Event Driven Fund - Class I (19.2%) (a)	2,512	25,925
		176,637
Emerging Markets Equity 7.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.0%) (a)	8,295	72,247
JNL/GQG Emerging Markets Equity Fund - Class I (12.8%) (a)	7,310	78,437
		150,684
Emerging Markets Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.6%) (a)	2,844	31,708
Total Investment Companies (cost $2,058,397)		2,164,689
Total Investments 100.0% (cost $2,058,397)		2,164,689
Other Assets and Liabilities, Net (0.0)%		(432)
Total Net Assets 100.0%		2,164,257

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 49.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.7%) (a)	12,972	187,709
JNL/DoubleLine Total Return Fund - Class I (11.6%) (a)	29,371	335,710
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.1%) (a)	6,189	94,077
JNL/PIMCO Income Fund - Class I (9.8%) (a)	14,994	156,691
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (9.5%) (a)	12,096	156,882
JNL/PIMCO Real Return Fund - Class I (3.6%) (a)	4,428	49,731
JNL/PPM America Total Return Fund - Class I (9.8%) (a)	11,990	162,110
JNL/T. Rowe Price U.S. High Yield Fund - Class I (18.5%) (a)	9,752	99,669
		1,242,579
Domestic Equity 15.9%
JNL Multi-Manager Mid Cap Fund - Class I (8.3%) (a)	7,283	95,048
JNL Multi-Manager Small Cap Growth Fund - Class I (1.1%) (a)	735	26,700
JNL Multi-Manager Small Cap Value Fund - Class I (2.9%) (a)	2,261	26,406
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.3%) (a)	5,169	77,579
JNL/Morningstar Wide Moat Index Fund - Class I (16.3%) (a)	10,647	126,276
JNL/T. Rowe Price Established Growth Fund - Class I (0.5%) (a)	927	52,299
		404,308
Alternative 10.4%
JNL Multi-Manager Alternative Fund - Class I (9.9%) (a)	9,583	101,482
JNL/First State Global Infrastructure Fund - Class I (6.6%) (a)	4,394	62,610
JNL/Heitman U.S. Focused Real Estate Fund - Class I (15.2%) (a)	2,562	25,469
JNL/JPMorgan Hedged Equity Fund - Class I (17.3%) (a)	6,826	75,290
		264,851
International Equity 7.0%
JNL Multi-Manager International Small Cap Fund - Class I (10.8%) (a)	2,528	26,692
JNL/Causeway International Value Select Fund - Class I (5.3%) (a)	4,471	57,723
JNL/WCM Focused International Equity Fund - Class I (5.0%) (a)	5,283	92,444
		176,859
Domestic Balanced 6.5%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.3%) (a)	9,467	164,161
Global Equity 4.1%
JNL/Harris Oakmark Global Equity Fund - Class I (7.8%) (a)	5,545	51,294
JNL/Loomis Sayles Global Growth Fund - Class I (7.3%) (a)	4,213	52,665
		103,959
Emerging Markets Equity 3.6%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.2%) (a)	5,258	45,798
JNL/GQG Emerging Markets Equity Fund - Class I (7.5%) (a)	4,316	46,308
		92,106
Emerging Markets Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.0%) (a)	8,025	89,480
Total Investment Companies (cost $2,403,962)		2,538,303
Total Investments 100.0% (cost $2,403,962)		2,538,303
Other Assets and Liabilities, Net (0.0)%		(566)
Total Net Assets 100.0%		2,537,737

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90

6

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares	Value ($)
JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 32.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.7%) (a)	15,807	228,724
JNL/DoubleLine Total Return Fund - Class I (14.6%) (a)	37,033	423,284
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.7%) (a)	8,650	131,479
JNL/PIMCO Income Fund - Class I (11.7%) (a)	17,786	185,865
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (11.3%) (a)	14,339	185,982
JNL/PIMCO Real Return Fund - Class I (3.1%) (a)	3,856	43,306
JNL/PPM America Total Return Fund - Class I (8.5%) (a)	10,410	140,739
JNL/T. Rowe Price U.S. High Yield Fund - Class I (24.4%) (a)	12,859	131,420
		1,470,799
Domestic Equity 25.8%
JNL Multi-Manager Mid Cap Fund - Class I (27.8%) (a)	24,402	318,445
JNL Multi-Manager Small Cap Growth Fund - Class I (2.8%) (a)	1,966	71,452
JNL Multi-Manager Small Cap Value Fund - Class I (7.6%) (a)	6,005	70,136
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (9.5%) (a)	11,560	173,511
JNL/Morningstar Wide Moat Index Fund - Class I (26.2%) (a)	17,046	202,169
JNL/T. Rowe Price Established Growth Fund - Class I (1.5%) (a)	2,884	162,813
JNL/T. Rowe Price Value Fund - Class I (4.3%) (a)	10,676	167,828
		1,166,354
International Equity 13.5%
JNL Multi-Manager International Small Cap Fund - Class I (33.7%) (a)	7,896	83,379
JNL/Causeway International Value Select Fund - Class I (21.0%) (a)	17,841	230,328
JNL/WCM Focused International Equity Fund - Class I (16.1%) (a)	16,913	295,975
		609,682
Alternative 10.3%
JNL Multi-Manager Alternative Fund - Class I (14.1%) (a)	13,709	145,179
JNL/First State Global Infrastructure Fund - Class I (13.9%) (a)	9,316	132,746
JNL/Heitman U.S. Focused Real Estate Fund - Class I (33.4%) (a)	5,647	56,136
JNL/JPMorgan Hedged Equity Fund - Class I (20.2%) (a)	7,959	87,783
JNL/Westchester Capital Event Driven Fund - Class I (32.5%) (a)	4,259	43,952
		465,796
Domestic Balanced 5.9%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (3.8%) (a)	15,384	266,768
Emerging Markets Equity 5.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (7.3%) (a)	12,113	105,508
JNL/GQG Emerging Markets Equity Fund - Class I (19.2%) (a)	10,972	117,732
		223,240
Global Equity 4.9%
JNL/Harris Oakmark Global Equity Fund - Class I (15.7%) (a)	11,170	103,323
JNL/Loomis Sayles Global Growth Fund - Class I (16.3%) (a)	9,378	117,222
		220,545
	Shares	Value ($)
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.1%) (a)	8,110	90,426
Total Investment Companies (cost $4,247,631)		4,513,610
Total Investments 100.0% (cost $4,247,631)		4,513,610
Other Assets and Liabilities, Net (0.0)%		(945)
Total Net Assets 100.0%		4,512,665

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 40.9%
American Funds Insurance Series - Growth Fund - Class 1	3,926	347,887
American Funds Insurance Series - Growth-Income Fund - Class 1	9,242	438,078
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	8,362	364,144
		1,150,109
Global Equity 26.8%
American Funds Capital World Growth and Income Fund - Class R-6	3,022	147,275
American Funds Insurance Series - Global Growth Fund - Class 1	8,736	287,494
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	8,447	205,250
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	7,482	115,229
		755,248
Domestic Fixed Income 17.4%
American Funds American High-Income Trust - Class R-6	3,363	31,111
American Funds Intermediate Bond Fund of America - Class R-6	4,269	60,320
American Funds Mortgage Fund - Class R-6	8,989	95,012
American Funds The Bond Fund of America - Class R-6	21,623	302,502
		488,945
Emerging Markets Equity 7.5%
American Funds New World Fund - Class R-6	3,094	211,569
International Equity 5.1%
American Funds Insurance Series - International Fund - Class 1	7,767	143,534
Emerging Markets Fixed Income 2.3%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	6,771	63,508
Total Investment Companies (cost $2,670,428)		2,812,913
Total Investments 100.0% (cost $2,670,428)		2,812,913
Other Assets and Liabilities, Net (0.0)%		(951)
Total Net Assets 100.0%		2,811,962

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 34.7%
American Funds American High-Income Trust - Class R-6	6,007	55,569
American Funds Inflation Linked Bond Fund - Class R-6	2,443	26,508
American Funds Intermediate Bond Fund of America - Class R-6	6,985	98,703
American Funds Mortgage Fund - Class R-6	11,646	123,101
American Funds The Bond Fund of America - Class R-6	37,316	522,047
		825,928
Domestic Equity 32.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	20,235	247,670

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90

7

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares	Value ($)
American Funds Insurance Series - Growth Fund - Class 1	2,181	193,196
American Funds Insurance Series - Growth-Income Fund - Class 1	6,767	320,757
		761,623
Global Equity 19.6%
American Funds Capital World Growth and Income Fund - Class R-6	975	47,510
American Funds Insurance Series - Global Growth Fund - Class 1	5,608	184,570
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	5,491	133,422
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	6,575	101,261
		466,763
International Equity 5.2%
American Funds Insurance Series - International Fund - Class 1	6,766	125,039
Emerging Markets Equity 4.8%
American Funds New World Fund - Class R-6	1,686	115,273
Emerging Markets Fixed Income 3.7%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	9,507	89,174
Total Investment Companies (cost $2,277,709)		2,383,800
Total Investments 100.0% (cost $2,277,709)		2,383,800
Other Assets and Liabilities, Net (0.0)%		(822)
Total Net Assets 100.0%		2,382,978

(a)  Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.0%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	957	12,659
DFA U.S. Large Cap Value Portfolio - Institutional Class	483	14,678
DFA U.S. Large Company Portfolio - Institutional Class	2,042	48,541
DFA U.S. Small Cap Portfolio - Institutional Class	369	10,680
DFA U.S. Targeted Value Portfolio - Institutional Class	614	10,607
		97,165
Domestic Fixed Income 19.3%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	451	5,291
DFA Investment Grade Portfolio - Institutional Class	2,345	28,066
DFA Short-Term Extended Quality Portfolio - Institutional Class	678	7,391
		40,748
International Equity 16.9%
JNL/DFA International Core Equity Fund - Class I (44.0%) (a)	3,830	35,660
Emerging Markets Equity 12.9%
DFA Emerging Markets Portfolio - Institutional Class	671	16,970
DFA Emerging Markets Small Cap Portfolio - Institutional Class	567	10,200
		27,170
Alternative 4.9%
DFA International Real Estate Securities Portfolio - Institutional Class	1,238	4,656
DFA Real Estate Securities Portfolio - Institutional Class	164	5,791
		10,447
Total Investment Companies (cost $214,056)		211,190
Total Investments 100.0% (cost $214,056)		211,190
Other Assets and Liabilities, Net (0.0)%		(55)
Total Net Assets 100.0%		211,135

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL/DFA Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 39.0%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	1,196	14,036
DFA Investment Grade Portfolio - Institutional Class	3,338	39,959
DFA Short-Duration Real Return Portfolio - Institutional Class	222	2,190
DFA Short-Term Extended Quality Portfolio - Institutional Class	1,125	12,263
		68,448
Domestic Equity 35.6%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	634	8,394
DFA U.S. Large Cap Value Portfolio - Institutional Class	301	9,154
DFA U.S. Large Company Portfolio - Institutional Class	1,308	31,099
DFA U.S. Small Cap Portfolio - Institutional Class	229	6,634
DFA U.S. Targeted Value Portfolio - Institutional Class	409	7,050
		62,331
International Equity 12.7%
JNL/DFA International Core Equity Fund - Class I (27.5%) (a)	2,387	22,220
Emerging Markets Equity 9.0%
DFA Emerging Markets Portfolio - Institutional Class	399	10,081
DFA Emerging Markets Small Cap Portfolio - Institutional Class	320	5,766
		15,847
Alternative 3.7%
DFA International Real Estate Securities Portfolio - Institutional Class	689	2,590
DFA Real Estate Securities Portfolio - Institutional Class	111	3,932
		6,522
Total Investment Companies (cost $175,092)		175,368
Total Investments 100.0% (cost $175,092)		175,368
Other Assets and Liabilities, Net (0.0)%		(47)
Total Net Assets 100.0%		175,321

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/Goldman Sachs Competitive Advantage Fund - Class I (58.1%) (a)	71,147	1,247,925
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I (30.6%) (a)	99,306	1,237,348
JNL/Goldman Sachs Intrinsic Value Fund - Class I (68.4%) (a)	108,469	1,241,971
JNL/Goldman Sachs Total Yield Fund - Class I (79.6%) (a)	117,514	1,244,477
Total Investment Companies (cost $5,610,141)		4,971,721
Total Investments 100.0% (cost $5,610,141)		4,971,721
Other Assets and Liabilities, Net (0.0)%		(669)
Total Net Assets 100.0%		4,971,052

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 63.4%
JNL Multi-Manager Mid Cap Fund - Class I (1.8%) (a)	1,617	21,098
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	610	22,160

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90

8

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares	Value ($)
JNL Multi-Manager Small Cap Value Fund - Class I (2.4%) (a)	1,883	21,996
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.9%) (a)	3,280	175,286
JNL/ClearBridge Large Cap Growth Fund - Class I (13.1%) (a)	10,743	164,481
JNL/Invesco Diversified Dividend Fund - Class I (15.2%) (a)	15,225	151,188
JNL/JPMorgan MidCap Growth Fund - Class I (1.3%) (a)	767	36,606
JNL/T. Rowe Price Established Growth Fund - Class I (3.0%) (a)	5,807	327,785
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.5%) (a)	517	29,926
JNL/T. Rowe Price Value Fund - Class I (7.8%) (a)	19,365	304,414
JNL/WMC Value Fund - Class I (9.8%) (a)	6,225	128,992
		1,383,932
International Equity 12.1%
JNL/Causeway International Value Select Fund - Class I (3.9%) (a)	3,358	43,357
JNL/Invesco International Growth Fund - Class I (2.2%) (a)	1,600	21,762
JNL/Lazard International Strategic Equity Fund - Class I (15.0%) (a)	3,319	43,483
JNL/WCM Focused International Equity Fund - Class I (8.5%) (a)	8,906	155,855
		264,457
Global Equity 8.5%
JNL/Invesco Global Growth Fund - Class I (6.5%) (a)	8,048	152,187
JNL/JPMorgan Growth & Income Fund - Class I (3.7%) (a)	3,280	32,540
		184,727
Domestic Fixed Income 7.0%
JNL/DoubleLine Total Return Fund - Class I (1.5%) (a)	3,834	43,817
JNL/PIMCO Income Fund - Class I (1.4%) (a)	2,081	21,746
JNL/PPM America High Yield Bond Fund - Class I (2.1%) (a)	2,805	43,030
JNL/PPM America Total Return Fund - Class I (2.6%) (a)	3,221	43,549
		152,142
Emerging Markets Equity 5.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.6%) (a)	7,545	65,718
JNL/GQG Emerging Markets Equity Fund - Class I (7.3%) (a)	4,162	44,658
		110,376
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (6.3%) (a)	6,164	65,274
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.2%) (a)	1,959	21,842
Total Investment Companies (cost $1,995,753)		2,182,750
Total Investments 100.0% (cost $1,995,753)		2,182,750
Other Assets and Liabilities, Net (0.0)%		(447)
Total Net Assets 100.0%		2,182,303

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 67.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.0%) (a)	5,669	82,027
JNL/DoubleLine Total Return Fund - Class I (4.5%) (a)	11,399	130,295
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.0%) (a)	2,761	35,481
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (3.1%) (a)	4,661	70,845
JNL/Lord Abbett Short Duration Income Fund - Class I (26.4%) (a)	3,473	35,454
	Shares	Value ($)
JNL/PIMCO Income Fund - Class I (3.7%) (a)	5,610	58,629
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.4%) (a)	8,179	106,085
JNL/PIMCO Real Return Fund - Class I (2.6%) (a)	3,170	35,597
JNL/PPM America High Yield Bond Fund - Class I (2.3%) (a)	3,027	46,433
JNL/PPM America Low Duration Bond Fund - Class I (15.0%) (a)	5,500	58,958
JNL/PPM America Total Return Fund - Class I (5.0%) (a)	6,101	82,483
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.2%) (a)	3,363	35,516
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.3%) (a)	2,252	23,020
		800,823
Domestic Equity 15.1%
JNL Multi-Manager Mid Cap Fund - Class I (1.0%) (a)	882	11,511
JNL Multi-Manager Small Cap Growth Fund - Class I (0.5%) (a)	328	11,929
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.5%) (a)	447	23,864
JNL/ClearBridge Large Cap Growth Fund - Class I (0.9%) (a)	774	11,849
JNL/DFA U.S. Core Equity Fund - Class I (2.0%) (a)	1,524	23,853
JNL/Invesco Diversified Dividend Fund - Class I (2.4%) (a)	2,371	23,544
JNL/JPMorgan MidCap Growth Fund - Class I (0.4%) (a)	249	11,866
JNL/T. Rowe Price Established Growth Fund - Class I (0.2%) (a)	419	23,638
JNL/T. Rowe Price Value Fund - Class I (0.9%) (a)	2,276	35,776
		177,830
Global Fixed Income 6.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (3.7%) (a)	2,529	23,473
JNL/Neuberger Berman Strategic Income Fund - Class I (6.1%) (a)	4,170	47,166
		70,639
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.9%) (a)	4,239	47,267
International Equity 3.0%
JNL/Invesco International Growth Fund - Class I (1.2%) (a)	865	11,763
JNL/WCM Focused International Equity Fund - Class I (1.3%) (a)	1,365	23,890
		35,653
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (3.4%) (a)	3,346	35,433
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (0.5%) (a)	623	11,775
Total Investment Companies (cost $1,115,911)		1,179,420
Total Investments 100.0% (cost $1,115,911)		1,179,420
Other Assets and Liabilities, Net (0.0)%		(280)
Total Net Assets 100.0%		1,179,140

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 57.9%
JNL Multi-Manager Mid Cap Fund - Class I (4.3%) (a)	3,738	48,787
JNL Multi-Manager Small Cap Growth Fund - Class I (2.0%) (a)	1,382	50,249
JNL Multi-Manager Small Cap Value Fund - Class I (5.5%) (a)	4,290	50,106
JNL/BlackRock Large Cap Select Growth Fund - Class I (7.8%) (a)	6,570	351,079
JNL/ClearBridge Large Cap Growth Fund - Class I (27.9%) (a)	22,923	350,957
JNL/Invesco Diversified Dividend Fund - Class I (34.9%) (a)	34,998	347,526

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90

9

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares	Value ($)
JNL/JPMorgan MidCap Growth Fund - Class I (2.8%) (a)	1,596	76,173
JNL/T. Rowe Price Established Growth Fund - Class I (6.5%) (a)	12,417	700,924
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (1.3%) (a)	1,302	75,389
JNL/T. Rowe Price Value Fund - Class I (15.4%) (a)	38,067	598,411
JNL/WMC Value Fund - Class I (18.8%) (a)	11,919	246,956
		2,896,557
Domestic Fixed Income 17.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.8%) (a)	10,410	150,639
JNL/DoubleLine Total Return Fund - Class I (3.5%) (a)	8,814	100,748
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.2%) (a)	3,894	50,041
JNL/PIMCO Income Fund - Class I (6.3%) (a)	9,594	100,254
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.1%) (a)	7,732	100,283
JNL/PPM America High Yield Bond Fund - Class I (4.9%) (a)	6,422	98,518
JNL/PPM America Low Duration Bond Fund - Class I (25.6%) (a)	9,356	100,294
JNL/PPM America Total Return Fund - Class I (9.1%) (a)	11,115	150,277
		851,054
International Equity 9.1%
JNL/Causeway International Value Select Fund - Class I (4.5%) (a)	3,840	49,571
JNL/Invesco International Growth Fund - Class I (5.0%) (a)	3,690	50,179
JNL/Lazard International Strategic Equity Fund - Class I (34.4%) (a)	7,628	99,929
JNL/WCM Focused International Equity Fund - Class I (13.9%) (a)	14,597	255,447
		455,126
Global Equity 8.0%
JNL/Invesco Global Growth Fund - Class I (12.8%) (a)	15,802	298,816
JNL/JPMorgan Growth & Income Fund - Class I (11.3%) (a)	10,130	100,493
		399,309
Emerging Markets Equity 4.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (7.0%) (a)	11,539	100,504
JNL/GQG Emerging Markets Equity Fund - Class I (16.5%) (a)	9,459	101,493
		201,997
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (14.6%) (a)	14,180	150,167
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.3%) (a)	4,510	50,292
Total Investment Companies (cost $4,586,853)		5,004,502
Total Investments 100.0% (cost $4,586,853)		5,004,502
Other Assets and Liabilities, Net (0.0)%		(1,007)
Total Net Assets 100.0%		5,003,495

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 52.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.4%) (a)	9,449	136,730
JNL/DoubleLine Total Return Fund - Class I (6.6%) (a)	16,776	191,752
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.6%) (a)	4,242	54,509
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.7%) (a)	7,200	109,443
	Shares	Value ($)
JNL/Lord Abbett Short Duration Income Fund - Class I (40.7%) (a)	5,358	54,708
JNL/PIMCO Income Fund - Class I (6.8%) (a)	10,437	109,067
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (11.6%) (a)	14,745	191,250
JNL/PIMCO Real Return Fund - Class I (4.9%) (a)	6,107	68,577
JNL/PPM America High Yield Bond Fund - Class I (4.0%) (a)	5,270	80,845
JNL/PPM America Low Duration Bond Fund - Class I (29.6%) (a)	10,827	116,061
JNL/PPM America Total Return Fund - Class I (9.9%) (a)	12,107	163,691
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.3%) (a)	9,576	101,120
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.4%) (a)	3,925	40,112
		1,417,865
Domestic Equity 29.9%
JNL Multi-Manager Mid Cap Fund - Class I (2.4%) (a)	2,071	27,033
JNL Multi-Manager Small Cap Growth Fund - Class I (1.1%) (a)	751	27,316
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.8%) (a)	1,541	82,335
JNL/ClearBridge Large Cap Growth Fund - Class I (6.5%) (a)	5,357	82,009
JNL/DFA U.S. Core Equity Fund - Class I (2.3%) (a)	1,732	27,099
JNL/Invesco Diversified Dividend Fund - Class I (10.8%) (a)	10,855	107,794
JNL/JPMorgan MidCap Growth Fund - Class I (1.0%) (a)	573	27,342
JNL/T. Rowe Price Established Growth Fund - Class I (2.0%) (a)	3,853	217,482
JNL/T. Rowe Price Value Fund - Class I (4.9%) (a)	12,073	189,789
JNL/WMC Value Fund - Class I (2.0%) (a)	1,295	26,834
		815,033
International Equity 6.1%
JNL/Invesco International Growth Fund - Class I (2.7%) (a)	2,012	27,364
JNL/Lazard International Strategic Equity Fund - Class I (9.3%) (a)	2,061	26,996
JNL/WCM Focused International Equity Fund - Class I (6.0%) (a)	6,334	110,852
		165,212
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.9%) (a)	7,341	81,854
Global Fixed Income 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.4%) (a)	2,944	27,318
JNL/Neuberger Berman Strategic Income Fund - Class I (7.1%) (a)	4,820	54,516
		81,834
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (7.9%) (a)	7,725	81,811
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.8%) (a)	6,283	54,721
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (1.2%) (a)	1,429	27,014
Total Investment Companies (cost $2,537,999)		2,725,344
Total Investments 100.0% (cost $2,537,999)		2,725,344
Other Assets and Liabilities, Net (0.0)%		(591)
Total Net Assets 100.0%		2,724,753

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 43.9%
JNL Multi-Manager Mid Cap Fund - Class I (4.6%) (a)	4,012	52,356
JNL Multi-Manager Small Cap Growth Fund - Class I (2.1%) (a)	1,453	52,827

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90

10

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares	Value ($)
JNL Multi-Manager Small Cap Value Fund - Class I (5.7%) (a)	4,503	52,594
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.5%) (a)	2,957	157,996
JNL/ClearBridge Large Cap Growth Fund - Class I (20.9%) (a)	17,193	263,221
JNL/Invesco Diversified Dividend Fund - Class I (26.2%) (a)	26,195	260,115
JNL/JPMorgan MidCap Growth Fund - Class I (3.8%) (a)	2,192	104,629
JNL/T. Rowe Price Established Growth Fund - Class I (6.4%) (a)	12,109	683,546
JNL/T. Rowe Price Value Fund - Class I (12.1%) (a)	29,962	471,002
JNL/WMC Value Fund - Class I (15.8%) (a)	9,995	207,095
		2,305,381
Domestic Fixed Income 35.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.3%) (a)	14,576	210,907
JNL/DoubleLine Total Return Fund - Class I (9.1%) (a)	23,075	263,752
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (8.8%) (a)	8,196	105,320
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.6%) (a)	6,932	105,359
JNL/PIMCO Income Fund - Class I (9.9%) (a)	15,080	157,591
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (12.8%) (a)	16,233	210,548
JNL/PIMCO Real Return Fund - Class I (7.6%) (a)	9,392	105,476
JNL/PPM America High Yield Bond Fund - Class I (7.7%) (a)	10,131	155,402
JNL/PPM America Low Duration Bond Fund - Class I (26.9%) (a)	9,841	105,498
JNL/PPM America Total Return Fund - Class I (16.0%) (a)	19,446	262,913
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.5%) (a)	9,968	105,258
JNL/T. Rowe Price U.S. High Yield Fund - Class I (9.6%) (a)	5,038	51,484
		1,839,508
International Equity 8.1%
JNL/Causeway International Value Select Fund - Class I (4.7%) (a)	4,024	51,946
JNL/Invesco International Growth Fund - Class I (5.2%) (a)	3,871	52,650
JNL/Lazard International Strategic Equity Fund - Class I (18.0%) (a)	3,993	52,313
JNL/WCM Focused International Equity Fund - Class I (14.5%) (a)	15,266	267,159
		424,068
Global Equity 4.0%
JNL/Invesco Global Growth Fund - Class I (6.7%) (a)	8,294	156,839
JNL/JPMorgan Growth & Income Fund - Class I (5.9%) (a)	5,278	52,362
		209,201
Emerging Markets Equity 3.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (7.3%) (a)	12,099	105,382
JNL/GQG Emerging Markets Equity Fund - Class I (8.7%) (a)	4,974	53,370
		158,752
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (15.3%) (a)	14,898	157,775
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (15.3%) (a)	9,443	105,284
Global Fixed Income 1.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.8%) (a)	4,613	52,173
Total Investment Companies (cost $4,860,725)		5,252,142
Total Investments 100.0% (cost $4,860,725)		5,252,142
Other Assets and Liabilities, Net (0.0)%		(1,089)
Total Net Assets 100.0%		5,251,053
	Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.5%
JNL/Mellon S&P 400 MidCap Index Fund - Class I (7.8%) (a)	11,331	227,067
JNL/Mellon S&P 500 Index Fund - Class I (2.5%) (a)	9,481	228,010
JNL/Mellon Small Cap Index Fund - Class I (10.6%) (a)	13,682	224,526
		679,603
International Equity 20.3%
JNL/Mellon International Index Fund - Class I (14.5%) (a)	17,695	227,915
Domestic Fixed Income 19.2%
JNL/Mellon Bond Index Fund - Class I (15.9%) (a)	16,218	215,538
Total Investment Companies (cost $1,153,351)		1,123,056
Total Investments 100.0% (cost $1,153,351)		1,123,056
Other Assets and Liabilities, Net (0.0)%		(155)
Total Net Assets 100.0%		1,122,901

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Vanguard Global Bond Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 50.1%
Vanguard Intermediate-Term Bond Index Fund - Institutional Class	872	10,977
Vanguard Long-Term Bond Index Fund - Institutional Class	689	11,620
Vanguard Mortgage-Backed Securities Index Fund - Institutional Class	412	12,146
Vanguard Short-Term Bond Index Fund - Institutional Class	1,793	19,526
Vanguard Total Bond Market Index Fund - Institutional Class	2,006	23,290
		77,559
International Fixed Income 49.9%
Vanguard Total International Bond Index Fund - Institutional Class	2,239	77,398
Total Investment Companies (cost $149,305)		154,957
Total Investments 100.0% (cost $149,305)		154,957
Other Assets and Liabilities, Net (0.0)%		(45)
Total Net Assets 100.0%		154,912

JNL/Vanguard International Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Developed Markets Index Fund - Institutional Plus Class	6,157	120,443
Vanguard Emerging Markets Stock Index Fund - Institutional Class	2,639	66,665
Vanguard European Stock Index Fund - Institutional Class	1,743	46,807
Vanguard FTSE All World ex-US Index Fund - Institutional Class	322	30,278
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Admiral Shares	132	3,153
Vanguard Pacific Stock Index Fund - Institutional Class	2,760	33,424
Vanguard Total International Stock Index Fund - Institutional Class	315	33,429
Total Investment Companies (cost $363,145)		334,199
Total Investments 100.0% (cost $363,145)		334,199
Other Assets and Liabilities, Net (0.0)%		(107)
Total Net Assets 100.0%		334,092

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90

11

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares	Value ($)
JNL/Vanguard U.S. Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Growth Index Fund - Institutional Class	1,251	130,084
Vanguard Large Cap Index Fund - Institutional Class	454	135,225
Vanguard Mid-Cap Index Fund - Institutional Class	430	19,298
Vanguard Small-Cap Index Fund - Institutional Class	722	50,454
Vanguard Total Stock Market Index Fund - Institutional Plus Class	1,309	187,229
Vanguard Value Index Fund - Institutional Class	2,618	101,842
Total Investment Companies (cost $585,445)		624,132
Total Investments 100.0% (cost $585,445)		624,132
Other Assets and Liabilities, Net (0.0)%		(166)
Total Net Assets 100.0%		623,966

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90

12

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
FTSE - Financial Times and the London Stock Exchange
S&P - Standard & Poor's
U.S. - United States

Long Term Investments in Affiliates

The Fund of Funds, except for JNL/American Funds Funds of Funds, JNL/DFA Funds and JNL/Vanguard Funds Funds of Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds, JNL/DFA Funds and JNL/Vanguard Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended June 30, 2020 certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Master Feeder Funds and JNL/Vanguard Funds Master Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Master Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940. The following table details each Fund's long term investments in affiliates held during the period ended June 30, 2020.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	1,593,084	158,510	62,364	14,991	(3,983)	(38,485)	1,646,762	100.0
	1,593,084	158,510	62,364	14,991	(3,983)	(38,485)	1,646,762	100.0
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	3,302,643	67,463	136,372	49,145	20,247	(342,649)	2,911,332	100.0
	3,302,643	67,463	136,372	49,145	20,247	(342,649)	2,911,332	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	131,219	36,018	15,319	2,185	(1,524)	(10,340)	140,054	100.0
	131,219	36,018	15,319	2,185	(1,524)	(10,340)	140,054	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	499,191	17,126	56,737	8,888	(1,436)	774	458,918	100.0
	499,191	17,126	56,737	8,888	(1,436)	774	458,918	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	461,504	88,292	25,825	15,740	251	3,334	527,556	100.0
	461,504	88,292	25,825	15,740	251	3,334	527,556	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	758,039	50,833	55,479	43,636	(3,126)	(70,209)	680,058	100.0
	758,039	50,833	55,479	43,636	(3,126)	(70,209)	680,058	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	1,215,677	461,343	32,495	46,420	(1,275)	147,491	1,790,741	100.0
	1,215,677	461,343	32,495	46,420	(1,275)	147,491	1,790,741	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	7,835,010	292,718	229,545	228,833	55,618	(588,712)	7,365,089	100.0
	7,835,010	292,718	229,545	228,833	55,618	(588,712)	7,365,089	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,943,170	10,102	116,236	3,830	(17,428)	(209,055)	1,610,553	100.0
	1,943,170	10,102	116,236	3,830	(17,428)	(209,055)	1,610,553	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,482,145	24,844	86,241	16,282	3,700	(90,149)	1,334,299	100.0
	1,482,145	24,844	86,241	16,282	3,700	(90,149)	1,334,299	100.0
JNL/Vanguard Capital Growth Fund
Vanguard Variable Insurance Fund - Capital Growth Portfolio	413,209	52,282	30,103	18,523	(603)	(43,766)	391,019	100.0
	413,209	52,282	30,103	18,523	(603)	(43,766)	391,019	100.0

See accompanying Notes to Financial Statements.

13

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Vanguard Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	369,003	125,450	9,201	23,558	(3,036)	(70,861)	411,355	100.0
	369,003	125,450	9,201	23,558	(3,036)	(70,861)	411,355	100.0
JNL/Vanguard International Fund
Vanguard Variable Insurance Fund - International Portfolio	655,748	64,117	53,684	24,608	(9,033)	47,023	704,171	100.0
	655,748	64,117	53,684	24,608	(9,033)	47,023	704,171	100.0
JNL/Vanguard Small Company Growth Fund
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	283,461	24,187	44,281	23,994	(17,460)	(34,657)	211,250	100.0
	283,461	24,187	44,281	23,994	(17,460)	(34,657)	211,250	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,451	9,582	1,876	—	(45)	176	26,288	1.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	30,842	23,190	483	—	(97)	(1,752)	51,700	3.8
JNL Multi-Manager International Small Cap Fund - Class I	61,717	159	4,988	—	23	(634)	56,277	4.1
JNL Multi-Manager Mid Cap Fund - Class I	172,170	1,023	6,087	—	639	(14,726)	153,019	11.2
JNL Multi-Manager Small Cap Growth Fund - Class I	42,117	1,871	7,527	—	1,940	1,144	39,545	2.9
JNL Multi-Manager Small Cap Value Fund - Class I	53,569	3,482	620	—	(123)	(8,814)	47,494	3.5
JNL/Boston Partners Global Long Short Equity Fund - Class I	11,040	230	9,561	—	(2,188)	479	—	—
JNL/Causeway International Value Select Fund - Class I	122,722	1,256	3,298	—	(909)	(20,326)	99,445	7.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	14,728	418	13,493	—	(911)	(742)	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	122,821	2,234	6,940	—	750	(12,194)	106,671	7.8
JNL/DoubleLine Total Return Fund - Class I	50,369	4,267	11,198	—	709	96	44,243	3.3
JNL/First State Global Infrastructure Fund - Class I	15,023	33,822	2,123	—	(7)	4,975	51,690	3.8
JNL/GQG Emerging Markets Equity Fund - Class I	72,618	101	13,776	—	(1,158)	(1,888)	55,897	4.1
JNL/Harris Oakmark Global Equity Fund - Class I	92,197	1,815	3,953	—	(1,267)	(13,183)	75,609	5.6
JNL/Heitman U.S. Focused Real Estate Fund - Class I	14,998	11,024	524	—	61	308	25,867	1.9
JNL/JPMorgan Growth & Income Fund - Class I	—	24,674	—	—	—	1,522	26,196	1.9
JNL/Loomis Sayles Global Growth Fund - Class I	61,230	3,612	6,699	—	427	3,847	62,417	4.6
JNL/Mellon Equity Income Fund - Class I	92,123	933	63,968	—	(17,877)	(11,211)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	106,625	173	7,134	—	502	(6,448)	93,718	6.9
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	15,371	256	11,762	—	(2,136)	(1,729)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	103,521	210	17,110	—	2,214	4,647	93,482	6.9
JNL/T. Rowe Price Value Fund - Class I	107,359	1,597	1,795	—	94	(14,313)	92,942	6.8
JNL/WCM Focused International Equity Fund - Class I	145,574	341	15,915	—	1,357	2,116	133,473	9.8
JNL/Westchester Capital Event Driven Fund - Class I	—	24,477	55	—	1	1,410	25,833	1.9
	1,527,185	150,747	210,885	—	(18,001)	(87,240)	1,361,806	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	15,123	10,676	1,742	—	54	262	24,373	4.0
JNL Multi-Manager Mid Cap Fund - Class I	9,310	5,992	4,085	—	125	(518)	10,824	1.8
JNL Multi-Manager Small Cap Growth Fund - Class I	3,489	1,902	2,553	—	108	154	3,100	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	4,655	3,159	3,432	—	(1,210)	(35)	3,137	0.5
JNL/Causeway International Value Select Fund - Class I	10,502	6,194	7,876	—	(3,006)	305	6,119	1.0
JNL/DoubleLine Core Fixed Income Fund - Class I	58,126	19,250	4,211	—	137	1,282	74,584	12.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	27,910	8,629	10,548	—	(710)	(949)	24,332	4.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	5,827	4,483	2,388	—	177	(384)	7,715	1.3
JNL/DoubleLine Total Return Fund - Class I	78,965	32,529	7,632	—	373	1,073	105,308	17.3
JNL/First State Global Infrastructure Fund - Class I	—	6,328	1,281	—	202	883	6,132	1.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	23,353	2,957	25,086	—	(3,281)	2,057	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	8,179	3,818	2,950	—	(232)	385	9,200	1.5
JNL/JPMorgan Hedged Equity Fund - Class I	—	18,300	782	—	16	769	18,303	3.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	32,906	1,013	—	(1)	111	32,003	5.3
JNL/Loomis Sayles Global Growth Fund - Class I	—	6,168	994	—	92	869	6,135	1.0
JNL/Morningstar Wide Moat Index Fund - Class I	20,919	10,312	17,076	—	(60)	(1,771)	12,324	2.0
JNL/PIMCO Income Fund - Class I	44,194	15,449	3,185	—	81	(256)	56,283	9.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	32,543	24,606	3,588	—	213	2,597	56,371	9.2
JNL/PIMCO Real Return Fund - Class I	9,300	3,285	990	—	83	535	12,213	2.0
JNL/PPM America Total Return Fund - Class I	41,843	14,861	3,593	—	303	2,896	56,310	9.2
JNL/T. Rowe Price Capital Appreciation Fund - Class I	38,380	15,179	11,432	—	1,671	(831)	42,967	7.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	22,096	12,067	2,677	—	(112)	(1,151)	30,223	5.0

See accompanying Notes to Financial Statements.

14

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WCM Focused International Equity Fund - Class I	10,467	4,915	3,951	—	231	687	12,349	2.0
JNL/WMC Government Money Market Fund	—	26,460	26,460	2	—	—	—	—
	465,181	290,425	149,525	2	(4,746)	8,970	610,305	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	40,157	10,935	3,277	—	(63)	(161)	47,591	2.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	37,808	36,917	1,674	—	(335)	(469)	72,247	3.3
JNL Multi-Manager International Small Cap Fund - Class I	87,593	1,144	9,730	—	52	(693)	78,366	3.6
JNL Multi-Manager Mid Cap Fund - Class I	232,120	4,313	13,181	—	1,636	(19,433)	205,455	9.5
JNL Multi-Manager Small Cap Growth Fund - Class I	43,008	4,413	10,381	—	2,477	1,098	40,615	1.9
JNL Multi-Manager Small Cap Value Fund - Class I	55,300	3,783	2,030	—	(784)	(8,534)	47,735	2.2
JNL/Boston Partners Global Long Short Equity Fund - Class I	11,678	10	9,934	—	(2,431)	677	—	—
JNL/Causeway International Value Select Fund - Class I	179,077	2,106	7,993	—	(2,234)	(28,385)	142,571	6.6
JNL/DoubleLine Core Fixed Income Fund - Class I	63,245	1,560	14,563	—	508	280	51,030	2.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	52,699	2,432	20,095	—	(1,230)	(2,098)	31,708	1.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	159,792	6,910	15,510	—	1,226	(15,210)	137,208	6.3
JNL/DoubleLine Total Return Fund - Class I	142,947	31,311	27,425	—	1,734	855	149,422	6.9
JNL/First State Global Infrastructure Fund - Class I	23,879	46,047	3,849	—	(8)	6,482	72,551	3.3
JNL/GQG Emerging Markets Equity Fund - Class I	103,667	381	21,254	—	(1,612)	(2,745)	78,437	3.6
JNL/Harris Oakmark Global Equity Fund - Class I	93,022	2,565	5,691	—	(1,346)	(12,694)	75,856	3.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	23,663	8,772	495	—	70	(1,440)	30,570	1.4
JNL/JPMorgan Growth & Income Fund - Class I	—	45,110	174	—	9	2,790	47,735	2.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	52,317	—	—	—	177	52,494	2.4
JNL/Loomis Sayles Global Growth Fund - Class I	86,092	1,992	10,200	—	927	4,779	83,590	3.9
JNL/Mellon Equity Income Fund - Class I	116,499	618	81,563	—	(22,429)	(13,125)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	133,363	8,579	8,574	—	1,049	(6,685)	127,732	5.9
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	24,768	846	19,462	—	(3,229)	(2,923)	—	—
JNL/PIMCO Income Fund - Class I	52,411	887	50,815	—	(51)	(2,432)	—	—
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	52,008	20,283	8,909	—	407	2,716	66,505	3.1
JNL/T. Rowe Price Capital Appreciation Fund - Class I	97,148	—	91,249	—	13,351	(19,250)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	124,292	19,969	18,550	—	3,223	9,468	138,402	6.4
JNL/T. Rowe Price U.S. High Yield Fund - Class I	35,199	11,166	3,362	—	(222)	(1,685)	41,096	1.9
JNL/T. Rowe Price Value Fund - Class I	147,218	6,047	6,764	—	(254)	(18,020)	128,227	5.9
JNL/WCM Focused International Equity Fund - Class I	210,365	—	24,618	—	3,028	2,846	191,621	8.9
JNL/Westchester Capital Event Driven Fund - Class I	—	24,611	115	—	3	1,426	25,925	1.2
	2,429,018	356,024	491,437	—	(6,528)	(122,388)	2,164,689	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,532	80,163	1,412	—	(9)	4,208	101,482	4.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	6,368	36,274	1,439	—	(354)	4,949	45,798	1.8
JNL Multi-Manager International Small Cap Fund - Class I	6,345	19,774	3,513	—	(179)	4,265	26,692	1.0
JNL Multi-Manager Mid Cap Fund - Class I	26,467	71,073	8,999	—	747	5,760	95,048	3.7
JNL Multi-Manager Small Cap Growth Fund - Class I	6,273	19,007	3,448	—	828	4,040	26,700	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	9,374	20,422	5,069	—	(2,063)	3,742	26,406	1.0
JNL/Causeway International Value Select Fund - Class I	21,999	44,048	11,033	—	(4,413)	7,122	57,723	2.3
JNL/DoubleLine Core Fixed Income Fund - Class I	52,058	142,215	11,700	—	338	4,798	187,709	7.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	27,722	66,315	8,499	—	(568)	4,510	89,480	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	18,786	58,168	6,858	—	292	7,191	77,579	3.1
JNL/DoubleLine Total Return Fund - Class I	82,456	259,694	12,662	—	716	5,506	335,710	13.2
JNL/First State Global Infrastructure Fund - Class I	—	58,485	975	—	65	5,035	62,610	2.5
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	12,380	187	10,238	—	(1,271)	(1,058)	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	24,682	599	24,071	—	(3,378)	2,168	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	15,708	33,834	7,486	—	(266)	4,518	46,308	1.8
JNL/Harris Oakmark Global Equity Fund - Class I	14,161	38,112	5,251	—	(1,508)	5,780	51,294	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	4,621	20,093	836	—	24	1,567	25,469	1.0
JNL/JPMorgan Hedged Equity Fund - Class I	—	72,832	734	—	35	3,157	75,290	3.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	93,763	—	—	—	314	94,077	3.7
JNL/Loomis Sayles Global Growth Fund - Class I	—	48,064	3,347	—	517	7,431	52,665	2.1
JNL/Morningstar Wide Moat Index Fund - Class I	37,168	95,709	13,726	—	1,599	5,526	126,276	5.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	16,055	16,055	—	(5,362)	5,362	—	—

See accompanying Notes to Financial Statements.

15

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PIMCO Income Fund - Class I	41,527	117,308	6,021	—	52	3,825	156,691	6.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	27,529	126,078	2,770	—	114	5,931	156,882	6.2
JNL/PIMCO Real Return Fund - Class I	13,771	37,998	3,326	—	247	1,041	49,731	2.0
JNL/PPM America Total Return Fund - Class I	39,722	121,958	5,144	—	346	5,228	162,110	6.4
JNL/T. Rowe Price Capital Appreciation Fund - Class I	52,654	121,389	16,922	—	2,604	4,436	164,161	6.5
JNL/T. Rowe Price Established Growth Fund - Class I	12,577	37,794	4,927	—	919	5,936	52,299	2.1
JNL/T. Rowe Price U.S. High Yield Fund - Class I	21,509	77,070	798	—	(56)	1,944	99,669	3.9
JNL/WCM Focused International Equity Fund - Class I	23,624	65,730	8,805	—	1,206	10,689	92,444	3.6
JNL/WMC Government Money Market Fund	—	23,590	23,590	2	—	—	—	—
	618,013	2,023,801	229,654	2	(8,778)	134,921	2,538,303	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	52,619	93,233	4,988	—	(72)	4,387	145,179	3.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	24,443	76,954	3,719	—	(1,038)	8,868	105,508	2.3
JNL Multi-Manager International Small Cap Fund - Class I	42,631	41,025	8,651	—	(223)	8,597	83,379	1.9
JNL Multi-Manager Mid Cap Fund - Class I	173,228	162,350	23,453	—	1,984	4,336	318,445	7.1
JNL Multi-Manager Small Cap Growth Fund - Class I	36,013	34,465	9,383	—	2,213	8,144	71,452	1.6
JNL Multi-Manager Small Cap Value Fund - Class I	42,004	37,000	7,934	—	(2,756)	1,822	70,136	1.6
JNL/Boston Partners Global Long Short Equity Fund - Class I	11,697	169	10,101	—	(2,210)	445	—	—
JNL/Causeway International Value Select Fund - Class I	144,653	114,788	22,419	—	(8,171)	1,477	230,328	5.1
JNL/DoubleLine Core Fixed Income Fund - Class I	133,178	118,907	28,794	—	971	4,462	228,724	5.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	76,343	46,406	30,937	—	(1,984)	598	90,426	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	90,093	91,408	14,139	—	798	5,351	173,511	3.8
JNL/DoubleLine Total Return Fund - Class I	224,757	231,241	40,401	—	2,506	5,181	423,284	9.4
JNL/First State Global Infrastructure Fund - Class I	17,916	113,870	9,986	—	(299)	11,245	132,746	2.9
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	41,582	279	35,093	—	(2,992)	(3,776)	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	46,831	367	44,429	—	(6,935)	4,166	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	72,272	55,857	16,266	—	(704)	6,573	117,732	2.6
JNL/Harris Oakmark Global Equity Fund - Class I	60,510	52,035	8,611	—	(2,597)	1,986	103,323	2.3
JNL/Heitman U.S. Focused Real Estate Fund - Class I	23,543	33,605	1,896	—	108	776	56,136	1.2
JNL/JPMorgan Hedged Equity Fund - Class I	—	84,460	409	—	42	3,690	87,783	1.9
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	131,037	—	—	—	442	131,479	2.9
JNL/Loomis Sayles Global Growth Fund - Class I	54,183	58,585	9,055	—	1,133	12,376	117,222	2.6
JNL/Mellon Equity Income Fund - Class I	78,142	1,696	55,915	—	(21,175)	(2,748)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	107,088	105,490	15,516	—	1,925	3,182	202,169	4.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	18,187	30,241	43,875	—	(12,967)	8,414	—	—
JNL/PIMCO Income Fund - Class I	106,334	95,333	17,852	—	288	1,762	185,865	4.1
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	75,511	114,069	11,392	—	516	7,278	185,982	4.1
JNL/PIMCO Real Return Fund - Class I	23,531	22,479	4,195	—	240	1,251	43,306	1.0
JNL/PPM America Total Return Fund - Class I	75,138	72,701	13,190	—	908	5,182	140,739	3.1
JNL/T. Rowe Price Capital Appreciation Fund - Class I	161,003	134,312	35,913	—	5,675	1,691	266,768	5.9
JNL/T. Rowe Price Established Growth Fund - Class I	60,021	96,112	13,210	—	2,528	17,362	162,813	3.6
JNL/T. Rowe Price U.S. High Yield Fund - Class I	58,736	78,530	5,281	—	(359)	(206)	131,420	2.9
JNL/T. Rowe Price Value Fund - Class I	90,389	89,993	8,599	—	(530)	(3,425)	167,828	3.7
JNL/WCM Focused International Equity Fund - Class I	151,049	140,538	24,679	—	3,413	25,654	295,975	6.6
JNL/Westchester Capital Event Driven Fund - Class I	—	42,075	558	—	17	2,418	43,952	1.0
JNL/WMC Government Money Market Fund	—	20,263	20,263	1	—	—	—	—
	2,373,625	2,621,873	601,102	1	(39,747)	158,961	4,513,610	100.0
JNL/American Funds Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	69,628	4,765	6,704	2,199	(1,319)	(2,862)	63,508	2.3
American Funds Insurance Series - International Growth and Income Fund - Class 1	143,596	1,584	6,839	303	(1,716)	(21,396)	115,229	4.1
	213,224	6,349	13,543	2,502	(3,035)	(24,258)	178,737	6.4
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	97,504	4,713	7,447	3,088	(1,043)	(4,553)	89,174	3.7
American Funds Insurance Series - International Growth and Income Fund - Class 1	126,147	345	5,607	268	(829)	(18,795)	101,261	4.3
	223,651	5,058	13,054	3,356	(1,872)	(23,348)	190,435	8.0

See accompanying Notes to Financial Statements.

16

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DFA Growth Allocation Fund
JNL/DFA International Core Equity Fund - Class I	39,157	3,847	1,920	—	(224)	(5,200)	35,660	16.9
	39,157	3,847	1,920	—	(224)	(5,200)	35,660	16.9
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA International Core Equity Fund - Class I	24,400	2,421	1,134	—	(138)	(3,329)	22,220	12.7
	24,400	2,421	1,134	—	(138)	(3,329)	22,220	12.7
JNL/Goldman Sachs 4 Fund
JNL/Goldman Sachs Competitive Advantage Fund - Class I	1,618,481	—	308,805	—	20,361	(82,112)	1,247,925	25.1
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	1,618,906	856	64,445	—	(10,797)	(307,172)	1,237,348	24.9
JNL/Goldman Sachs Intrinsic Value Fund - Class I	1,612,157	5,379	67,372	—	(1,181)	(307,012)	1,241,971	25.0
JNL/Goldman Sachs Total Yield Fund - Class I	1,619,096	3,207	59,609	—	449	(318,666)	1,244,477	25.0
	6,468,640	9,442	500,231	—	8,832	(1,014,962)	4,971,721	100.0
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	64,494	12,881	10,509	—	(39)	(1,553)	65,274	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	46,989	23,773	249	—	(22)	(4,773)	65,718	3.0
JNL Multi-Manager Mid Cap Fund - Class I	25,339	178	2,563	—	495	(2,351)	21,098	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	31,443	63	11,242	—	3,108	(1,212)	22,160	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	27,192	3,947	5,760	—	(349)	(3,034)	21,996	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	186,945	—	33,330	—	9,148	12,523	175,286	8.0
JNL/Causeway International Value Select Fund - Class I	68,550	2,491	13,600	—	(6,517)	(7,567)	43,357	2.0
JNL/ClearBridge Large Cap Growth Fund - Class I	157,292	7,131	9,449	—	2,451	7,056	164,481	7.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	22,479	1,330	950	—	(20)	(997)	21,842	1.0
JNL/DoubleLine Total Return Fund - Class I	42,715	16,224	15,908	—	846	(60)	43,817	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	38,998	7,992	1,465	—	(66)	(801)	44,658	2.0
JNL/Invesco Diversified Dividend Fund - Class I	153,886	21,344	1,056	—	52	(23,038)	151,188	6.9
JNL/Invesco Global Growth Fund - Class I	161,149	5,825	12,953	—	662	(2,496)	152,187	7.0
JNL/Invesco Global Real Estate Fund - Class I	6,432	—	6,446	—	883	(869)	—	—
JNL/Invesco International Growth Fund - Class I	22,910	631	40	—	(2)	(1,737)	21,762	1.0
JNL/Invesco Small Cap Growth Fund - Class I	6,233	—	6,402	—	1,043	(874)	—	—
JNL/JPMorgan Growth & Income Fund - Class I	—	31,269	107	—	4	1,374	32,540	1.5
JNL/JPMorgan MidCap Growth Fund - Class I	25,067	12,157	5,000	—	1,266	3,116	36,606	1.7
JNL/Lazard International Strategic Equity Fund - Class I	21,725	24,173	324	—	4	(2,095)	43,483	2.0
JNL/MFS Mid Cap Value Fund - Class I	23,183	188	17,332	—	(4,424)	(1,615)	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	29,635	89	24,072	—	(6,069)	417	—	—
JNL/PIMCO Income Fund - Class I	20,810	18,355	17,691	—	537	(265)	21,746	1.0
JNL/PPM America High Yield Bond Fund - Class I	45,379	5,872	5,186	—	(297)	(2,738)	43,030	2.0
JNL/PPM America Total Return Fund - Class I	42,814	10,605	12,400	—	1,067	1,463	43,549	2.0
JNL/T. Rowe Price Established Growth Fund - Class I	348,738	—	49,014	—	9,133	18,928	327,785	15.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	85,213	—	53,022	—	9,585	(11,850)	29,926	1.4
JNL/T. Rowe Price Short-Term Bond Fund - Class I	1,971	—	1,975	—	86	(82)	—	—
JNL/T. Rowe Price Value Fund - Class I	341,560	17,515	7,359	—	(85)	(47,217)	304,414	14.0
JNL/WCM Focused International Equity Fund - Class I	155,300	8,601	13,129	—	1,676	3,407	155,855	7.1
JNL/WMC Value Fund - Class I	130,902	21,686	2,546	—	(99)	(20,951)	128,992	5.9
	2,335,343	254,320	341,079	—	24,057	(89,891)	2,182,750	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	36,780	2,281	3,043	—	99	(684)	35,433	3.0
JNL Multi-Manager Mid Cap Fund - Class I	12,298	3,410	3,445	—	322	(1,074)	11,511	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	12,367	3,080	4,727	—	1,095	114	11,929	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	1	—	1	—	—	—	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	8,247	18,097	4,237	—	260	1,497	23,864	2.0
JNL/Causeway International Value Select Fund - Class I	12,478	4,066	12,597	—	(4,457)	510	—	—
JNL/ClearBridge Large Cap Growth Fund - Class I	12,427	2,534	4,032	—	1,180	(260)	11,849	1.0
JNL/DFA U.S. Core Equity Fund - Class I	24,881	7,325	6,927	—	883	(2,309)	23,853	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	84,730	2,897	6,825	—	121	1,104	82,027	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	23,528	26,578	3,848	—	(45)	1,054	47,267	4.0
JNL/DoubleLine Total Return Fund - Class I	124,547	16,646	12,436	—	545	993	130,295	11.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	36,303	1,236	3,717	—	107	1,552	35,481	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	50,229	4,800	28,879	—	(4,186)	1,509	23,473	2.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	12,346	1,324	11,881	—	(1,338)	(451)	—	—
JNL/Invesco Diversified Dividend Fund - Class I	20,798	10,549	4,515	—	49	(3,337)	23,544	2.0

See accompanying Notes to Financial Statements.

17

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Invesco Global Growth Fund - Class I	12,369	2,918	3,580	—	(249)	317	11,775	1.0
JNL/Invesco International Growth Fund - Class I	12,456	2,822	2,727	—	(261)	(527)	11,763	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	15,814	2,763	8,404	—	2,033	(340)	11,866	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	56,163	18,578	7,665	—	545	3,224	70,845	6.0
JNL/Lord Abbett Short Duration Income Fund - Class I	—	34,890	167	—	3	728	35,454	3.0
JNL/MFS Mid Cap Value Fund - Class I	3,373	—	3,377	—	543	(539)	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	48,693	3,737	5,076	—	(61)	(127)	47,166	4.0
JNL/PIMCO Income Fund - Class I	60,851	2,962	4,413	—	112	(883)	58,629	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	73,611	39,932	12,792	—	142	5,192	106,085	9.0
JNL/PIMCO Real Return Fund - Class I	44,265	2,221	12,938	—	889	1,160	35,597	3.0
JNL/PPM America Floating Rate Income Fund - Class I	24,391	1,802	24,052	—	(957)	(1,184)	—	—
JNL/PPM America High Yield Bond Fund - Class I	52,597	6,203	9,598	—	144	(2,913)	46,433	3.9
JNL/PPM America Low Duration Bond Fund - Class I	84,559	3,679	30,902	—	1,466	156	58,958	5.0
JNL/PPM America Total Return Fund - Class I	84,570	4,054	11,191	—	836	4,214	82,483	7.0
JNL/Scout Unconstrained Bond Fund - Class I	6,453	—	6,472	—	225	(206)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	24,869	5,321	9,051	—	1,635	864	23,638	2.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	42,921	2,398	10,635	—	390	442	35,516	3.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	27,754	2,652	5,813	—	50	(1,623)	23,020	2.0
JNL/T. Rowe Price Value Fund - Class I	47,935	15,983	21,377	—	(2,775)	(3,990)	35,776	3.0
JNL/WCM Focused International Equity Fund - Class I	12,549	14,254	3,680	—	522	245	23,890	2.0
JNL/WMC Value Fund - Class I	849	—	856	—	99	(92)	—	—
	1,209,002	271,992	305,876	—	(34)	4,336	1,179,420	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	161,601	15,907	23,774	—	(13)	(3,554)	150,167	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	57,870	49,507	4,995	—	(489)	(1,389)	100,504	2.0
JNL Multi-Manager Mid Cap Fund - Class I	59,061	126	6,056	—	1,163	(5,507)	48,787	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	73,595	3,791	32,179	—	8,880	(3,838)	50,249	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	59,676	9,186	10,677	—	(1,285)	(6,794)	50,106	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	392,024	—	86,108	—	24,589	20,574	351,079	7.0
JNL/Causeway International Value Select Fund - Class I	109,570	537	36,357	—	(17,399)	(6,780)	49,571	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	362,216	16,676	49,280	—	14,663	6,682	350,957	7.0
JNL/DoubleLine Core Fixed Income Fund - Class I	131,790	56,985	41,010	—	(350)	3,224	150,639	3.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	53,184	2,484	3,005	—	3	(2,374)	50,292	1.0
JNL/DoubleLine Total Return Fund - Class I	97,791	40,953	39,906	—	2,163	(253)	100,748	2.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	—	48,734	11	—	—	1,318	50,041	1.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	53,319	89	45,932	—	(5,777)	(1,699)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	87,836	22,102	6,330	—	34	(2,149)	101,493	2.0
JNL/Invesco Diversified Dividend Fund - Class I	324,978	75,102	1,959	—	(15)	(50,580)	347,526	7.0
JNL/Invesco Global Growth Fund - Class I	330,751	12,741	41,872	—	2,444	(5,248)	298,816	6.0
JNL/Invesco Global Real Estate Fund - Class I	7,113	—	7,128	—	1,055	(1,040)	—	—
JNL/Invesco International Growth Fund - Class I	55,582	471	1,733	—	29	(4,170)	50,179	1.0
JNL/Invesco Small Cap Growth Fund - Class I	15,440	—	15,857	—	2,609	(2,192)	—	—
JNL/JPMorgan Growth & Income Fund - Class I	—	97,097	88	—	8	3,476	100,493	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	74,729	17,533	25,001	—	6,332	2,580	76,173	1.5
JNL/Lazard International Strategic Equity Fund - Class I	47,992	58,142	1,466	—	(24)	(4,715)	99,929	2.0
JNL/MFS Mid Cap Value Fund - Class I	55,892	285	42,090	—	(10,305)	(3,782)	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	67,731	195	54,610	—	(14,240)	924	—	—
JNL/PIMCO Income Fund - Class I	105,751	17,376	21,008	—	317	(2,182)	100,254	2.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	65,306	38,866	8,374	—	23	4,462	100,283	2.0
JNL/PIMCO Real Return Fund - Class I	14,943	—	15,080	—	1,045	(908)	—	—
JNL/PPM America High Yield Bond Fund - Class I	106,602	7,110	8,392	—	(476)	(6,326)	98,518	2.0
JNL/PPM America Low Duration Bond Fund - Class I	103,933	16,871	22,388	—	853	1,025	100,294	2.0
JNL/PPM America Total Return Fund - Class I	153,334	32,407	44,301	—	3,809	5,028	150,277	3.0
JNL/Scout Unconstrained Bond Fund - Class I	4,700	—	4,713	—	220	(207)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	749,056	14,108	122,301	—	23,137	36,924	700,924	14.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	216,936	—	134,000	—	22,774	(30,321)	75,389	1.5
JNL/T. Rowe Price Short-Term Bond Fund - Class I	6,960	—	6,973	—	273	(260)	—	—
JNL/T. Rowe Price U.S. High Yield Fund - Class I	29,784	—	29,888	—	660	(556)	—	—
JNL/T. Rowe Price Value Fund - Class I	707,535	14,980	28,878	—	(954)	(94,272)	598,411	12.0
JNL/WCM Focused International Equity Fund - Class I	265,793	8,704	28,312	—	4,602	4,660	255,447	5.1
JNL/WMC Value Fund - Class I	265,353	31,577	9,351	—	(522)	(40,101)	246,956	4.9
	5,475,727	710,642	1,061,383	—	69,836	(190,320)	5,004,502	100.0

See accompanying Notes to Financial Statements.

18

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	90,160	1,983	8,759	—	190	(1,763)	81,811	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	31,434	30,986	7,109	—	(1,660)	1,070	54,721	2.0
JNL Multi-Manager Mid Cap Fund - Class I	31,279	3,853	6,115	—	792	(2,776)	27,033	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	31,469	3,843	10,897	—	3,051	(150)	27,316	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	752	—	755	—	93	(90)	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	50,037	31,374	7,019	—	2,120	5,823	82,335	3.0
JNL/Causeway International Value Select Fund - Class I	31,267	690	23,335	—	(10,330)	1,708	—	—
JNL/ClearBridge Large Cap Growth Fund - Class I	79,573	13,230	16,737	—	5,478	465	82,009	3.0
JNL/DFA U.S. Core Equity Fund - Class I	31,618	3,705	6,315	—	1,018	(2,927)	27,099	1.0
JNL/DoubleLine Core Fixed Income Fund - Class I	138,336	15,782	19,209	—	329	1,492	136,730	5.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	56,544	28,335	2,756	—	76	(345)	81,854	3.0
JNL/DoubleLine Total Return Fund - Class I	203,245	16,895	30,564	—	1,317	859	191,752	7.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	19,440	35,200	2,085	—	14	1,940	54,509	2.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	101,123	2,820	72,724	—	(9,830)	5,929	27,318	1.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	30,331	14	26,190	—	(3,196)	(959)	—	—
JNL/Invesco Diversified Dividend Fund - Class I	109,571	22,807	8,796	—	(147)	(15,641)	107,794	3.9
JNL/Invesco Global Growth Fund - Class I	34,305	3,430	10,982	—	930	(669)	27,014	1.0
JNL/Invesco Global Real Estate Fund - Class I	2,950	—	2,956	—	403	(397)	—	—
JNL/Invesco International Growth Fund - Class I	31,672	2,773	5,239	—	(78)	(1,764)	27,364	1.0
JNL/Invesco Small Cap Growth Fund - Class I	9,023	—	9,265	—	1,526	(1,284)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	39,801	2,506	18,889	—	4,971	(1,047)	27,342	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	94,382	34,425	26,462	—	2,250	4,848	109,443	4.0
JNL/Lazard International Strategic Equity Fund - Class I	27,484	4,276	2,759	—	(161)	(1,844)	26,996	1.0
JNL/Lord Abbett Short Duration Income Fund - Class I	—	53,682	8	—	—	1,034	54,708	2.0
JNL/MFS Mid Cap Value Fund - Class I	27,673	664	21,090	—	(3,874)	(3,373)	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	62,015	—	7,114	—	(4)	(381)	54,516	2.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	28,066	416	21,224	—	(7,726)	468	—	—
JNL/PIMCO Income Fund - Class I	114,706	7,690	11,638	—	158	(1,849)	109,067	4.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	133,618	72,811	24,574	—	312	9,083	191,250	7.0
JNL/PIMCO Real Return Fund - Class I	86,100	4,931	26,431	—	1,988	1,989	68,577	2.5
JNL/PPM America High Yield Bond Fund - Class I	97,531	70	11,583	—	567	(5,740)	80,845	3.0
JNL/PPM America Low Duration Bond Fund - Class I	174,264	137	61,605	—	2,923	342	116,061	4.3
JNL/PPM America Total Return Fund - Class I	169,052	15,355	30,902	—	2,712	7,474	163,691	6.0
JNL/Scout Unconstrained Bond Fund - Class I	942	—	945	—	71	(68)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	242,163	17,434	64,917	—	14,323	8,479	217,482	8.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	116,449	80	17,890	—	688	1,793	101,120	3.7
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,222	1,038	15,394	—	302	(3,056)	40,112	1.5
JNL/T. Rowe Price Value Fund - Class I	208,589	31,120	24,524	—	(1,287)	(24,109)	189,789	7.0
JNL/WCM Focused International Equity Fund - Class I	88,033	24,763	6,602	—	1,096	3,562	110,852	4.1
JNL/WMC Value Fund - Class I	31,690	4,392	5,047	—	(176)	(4,025)	26,834	1.0
	2,913,909	493,510	677,405	—	11,229	(15,899)	2,725,344	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	176,328	9,467	24,361	—	146	(3,805)	157,775	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	61,214	54,025	7,765	—	(1,720)	(372)	105,382	2.0
JNL Multi-Manager Mid Cap Fund - Class I	62,081	5,233	10,960	—	1,546	(5,544)	52,356	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	62,011	4,324	18,515	—	5,129	(122)	52,827	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	63,275	11,434	14,123	—	(2,018)	(5,974)	52,594	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	181,566	999	46,386	—	14,120	7,697	157,996	3.0
JNL/Causeway International Value Select Fund - Class I	112,221	5,539	40,695	—	(19,297)	(5,822)	51,946	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	275,355	14,775	44,621	—	14,367	3,345	263,221	5.0
JNL/DoubleLine Core Fixed Income Fund - Class I	191,836	53,412	36,727	—	525	1,861	210,907	4.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	111,481	4,998	6,207	—	132	(5,120)	105,284	2.0
JNL/DoubleLine Total Return Fund - Class I	173,386	107,184	20,495	—	1,090	2,587	263,752	5.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	57,789	50,429	6,718	—	196	3,624	105,320	2.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	119,975	274	116,455	—	(12,992)	9,198	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	59,475	41	51,375	—	(6,265)	(1,876)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	51,601	5,997	4,596	—	195	173	53,370	1.0

See accompanying Notes to Financial Statements.

19

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Invesco Diversified Dividend Fund - Class I	253,662	52,161	6,125	—	(56)	(39,527)	260,115	5.0
JNL/Invesco Global Growth Fund - Class I	191,566	11,579	46,215	—	3,637	(3,728)	156,839	3.0
JNL/Invesco Global Real Estate Fund - Class I	15,850	—	15,880	—	2,172	(2,142)	—	—
JNL/Invesco International Growth Fund - Class I	60,027	2,614	6,001	—	(119)	(3,871)	52,650	1.0
JNL/Invesco Small Cap Growth Fund - Class I	16,845	—	17,293	—	2,837	(2,389)	—	—
JNL/JPMorgan Growth & Income Fund - Class I	—	50,424	1,184	—	61	3,061	52,362	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	120,737	3,459	32,722	—	8,853	4,302	104,629	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	96,393	34,070	31,996	—	2,662	4,230	105,359	2.0
JNL/Lazard International Strategic Equity Fund - Class I	50,680	10,160	3,546	—	(198)	(4,783)	52,313	1.0
JNL/MFS Mid Cap Value Fund - Class I	56,288	1,597	43,414	—	(8,294)	(6,177)	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	105,471	9,518	61,517	—	(1,689)	390	52,173	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	60,975	918	47,013	—	(18,333)	3,453	—	—
JNL/PIMCO Income Fund - Class I	165,514	20,881	25,980	—	314	(3,138)	157,591	3.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	146,839	85,624	31,723	—	180	9,628	210,548	4.0
JNL/PIMCO Real Return Fund - Class I	120,829	11,447	32,684	—	2,579	3,305	105,476	2.0
JNL/PPM America High Yield Bond Fund - Class I	178,109	5,235	17,277	—	(279)	(10,386)	155,402	3.0
JNL/PPM America Low Duration Bond Fund - Class I	230,962	89	129,566	—	6,259	(2,246)	105,498	2.0
JNL/PPM America Total Return Fund - Class I	213,635	62,520	27,146	—	1,942	11,962	262,913	5.0
JNL/Scout Unconstrained Bond Fund - Class I	5,570	—	5,585	—	323	(308)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	719,494	15,409	114,089	—	23,681	39,051	683,546	13.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	75,604	58,210	29,789	—	1,177	56	105,258	2.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	74,106	3,792	22,698	—	89	(3,805)	51,484	1.0
JNL/T. Rowe Price Value Fund - Class I	583,980	10,909	47,058	—	(2,707)	(74,122)	471,002	9.0
JNL/WCM Focused International Equity Fund - Class I	225,760	44,905	12,896	—	2,086	7,304	267,159	5.1
JNL/WMC Value Fund - Class I	219,113	33,373	11,662	—	(1,436)	(32,293)	207,095	3.9
	5,747,603	857,025	1,271,058	—	20,895	(102,323)	5,252,142	100.0
JNL/Mellon Index 5 Fund
JNL/Mellon Bond Index Fund - Class I	261,068	377	59,464	—	3,015	10,542	215,538	19.2
JNL/Mellon International Index Fund - Class I	276,980	9	18,472	—	(4,650)	(25,952)	227,915	20.3
JNL/Mellon S&P 400 MidCap Index Fund - Class I	277,564	524	16,516	—	945	(35,450)	227,067	20.2
JNL/Mellon S&P 500 Index Fund - Class I	278,848	—	40,301	—	3,905	(14,442)	228,010	20.3
JNL/Mellon Small Cap Index Fund - Class I	278,162	826	5,773	—	263	(48,952)	224,526	20.0
	1,372,622	1,736	140,526	—	3,478	(114,254)	1,123,056	100.0

See accompanying Notes to Financial Statements.

20

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Assets
Investments - affiliated, at value	$1,646,762	$2,911,332	$140,054	$458,918	$527,556	$680,058	$1,790,741
Receivable from:
Investment securities sold	—	—	2,072	205	—	842	—
Fund shares sold	2,706	1,010	202	228	482	484	4,856
Dividends	78	—	—	—	—	—	—
Adviser	400	915	28	162	210	278	634
Other assets	12	24	2	4	4	6	11
Total assets	1,649,958	2,913,281	142,358	459,517	528,252	681,668	1,796,242
Liabilities
Payable for:
Investment securities purchased	1,668	160	—	—	136	—	2,948
Fund shares redeemed	1,038	850	2,275	432	347	1,327	1,909
Advisory fees	687	1,366	60	226	273	361	886
Administrative fees	133	241	11	38	42	55	141
12b-1 fees (Class A)	79	139	7	23	25	33	84
Board of trustee fees	48	106	2	23	9	24	25
Other expenses	1	3	—	—	—	1	1
Total liabilities	3,654	2,865	2,355	742	832	1,801	5,994
Net assets	$1,646,304	$2,910,416	$140,003	$458,775	$527,420	$679,867	$1,790,248
Net assets consist of:
Paid-in capital(b)	$1,619,008	$3,182,753	$142,605	$448,980	$470,192	$685,228	$1,542,125
Total distributable earnings (loss)(b)	27,296	(272,337)	(2,602)	9,795	57,228	(5,361)	248,123
Net assets	$1,646,304	$2,910,416	$140,003	$458,775	$527,420	$679,867	$1,790,248
Net assets - Class A	$1,618,959	$2,894,530	$136,712	$456,069	$517,972	$674,945	$1,758,955
Shares outstanding - Class A	132,466	129,947	13,229	39,599	28,561	42,091	56,586
Net asset value per share - Class A	$12.22	$22.27	$10.33	$11.52	$18.14	$16.04	$31.08
Net assets - Class I	$27,345	$15,886	$3,291	$2,706	$9,448	$4,922	$31,293
Shares outstanding - Class I	2,151	700	316	232	517	301	998
Net asset value per share - Class I	$12.71	$22.69	$10.40	$11.67	$18.27	$16.34	$31.36
Investments - affiliated, at cost	$1,619,468	$3,183,669	$142,656	$449,123	$470,328	$685,419	$1,542,618

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

21

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)
Assets
Investments - affiliated, at value	$7,365,089	$1,610,553	$1,334,299	$391,019	$411,355	$704,171	$211,250
Receivable from:
Investment securities sold	1,324	202	780	—	—	168	260
Fund shares sold	4,853	755	641	884	1,198	987	77
Adviser	1,809	665	704	105	113	267	61
Other assets	59	13	11	3	3	5	2
Total assets	7,373,134	1,612,188	1,336,435	392,011	412,669	705,598	211,650
Liabilities
Payable for:
Investment securities purchased	—	—	—	328	1,113	—	—
Fund shares redeemed	6,177	956	1,421	556	84	1,155	338
Advisory fees	3,302	973	1,016	167	175	375	109
Administrative fees	532	133	108	32	33	56	17
12b-1 fees (Class A)	353	79	65	18	19	33	10
Board of trustee fees	204	55	46	7	7	11	4
Other expenses	8	1	1	—	—	1	—
Total liabilities	10,576	2,197	2,657	1,108	1,431	1,631	478
Net assets	$7,362,558	$1,609,991	$1,333,778	$390,903	$411,238	$703,967	$211,172
Net assets consist of:
Paid-in capital(b)	$7,291,405	$1,724,226	$1,243,142	$389,244	$455,823	$620,109	$252,704
Total distributable earnings (loss)(b)	71,153	(114,235)	90,636	1,659	(44,585)	83,858	(41,532)
Net assets	$7,362,558	$1,609,991	$1,333,778	$390,903	$411,238	$703,967	$211,172
Net assets - Class A	$7,301,802	$1,600,209	$1,320,041	$381,283	$399,376	$688,606	$206,399
Shares outstanding - Class A	278,077	116,695	95,879	30,365	37,309	53,017	17,823
Net asset value per share - Class A	$26.26	$13.71	$13.77	$12.56	$10.70	$12.99	$11.58
Net assets - Class I	$60,756	$9,782	$13,737	$9,620	$11,862	$15,361	$4,773
Shares outstanding - Class I	2,272	702	983	759	1,098	1,174	409
Net asset value per share - Class I	$26.74	$13.94	$13.97	$12.67	$10.80	$13.09	$11.68
Investments - affiliated, at cost	$7,293,936	$1,724,788	$1,243,663	$389,360	$455,940	$620,313	$252,782

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

22

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
Assets
Investments - unaffiliated, at value	$—	$—	$—	$—	$—	$2,634,176	$2,193,365
Investments - affiliated, at value	1,361,806	610,305	2,164,689	2,538,303	4,513,610	178,737	190,435
Receivable from:
Investment securities sold	301	67	84	42	550	—	930
Fund shares sold	462	1,865	1,771	1,111	971	1,375	302
Dividends	—	6	—	—	—	—	—
Other assets	11	5	17	22	38	21	19
Total assets	1,362,580	612,248	2,166,561	2,539,478	4,515,169	2,814,309	2,385,051
Liabilities
Payable for:
Investment securities purchased	—	—	—	—	—	391	—
Fund shares redeemed	763	1,933	1,854	1,153	1,522	984	1,233
Advisory fees	110	60	163	187	311	421	362
Administrative fees	56	25	89	104	179	344	292
12b-1 fees (Class A)	66	30	104	124	220	136	116
Board of trustee fees	58	34	92	168	264	69	68
Other expenses	1	1	2	5	8	2	2
Total liabilities	1,054	2,083	2,304	1,741	2,504	2,347	2,073
Net assets	$1,361,526	$610,165	$2,164,257	$2,537,737	$4,512,665	$2,811,962	$2,382,978
Net assets consist of:
Paid-in capital(a)	$1,302,519	$578,362	$2,057,965	$2,403,396	$4,246,686	$2,669,477	$2,276,887
Total distributable earnings (loss)(a)	59,007	31,803	106,292	134,341	265,979	142,485	106,091
Net assets	$1,361,526	$610,165	$2,164,257	$2,537,737	$4,512,665	$2,811,962	$2,382,978
Net assets - Class A	$1,354,400	$604,744	$2,152,611	$2,527,164	$4,506,980	$2,791,424	$2,367,089
Shares outstanding - Class A	99,342	47,151	149,146	176,729	305,301	147,361	139,222
Net asset value per share - Class A	$13.63	$12.83	$14.43	$14.30	$14.76	$18.94	$17.00
Net assets - Class I	$7,126	$5,421	$11,646	$10,573	$5,685	$20,538	$15,889
Shares outstanding - Class I	518	419	800	733	382	1,075	927
Net asset value per share - Class I	$13.74	$12.93	$14.55	$14.42	$14.89	$19.11	$17.15
Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$2,474,502	$2,068,927
Investments - affiliated, at cost	1,302,799	578,502	2,058,397	2,403,962	4,247,631	195,926	208,782

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

23

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL/Goldman Sachs 4 Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund
Assets
Investments - unaffiliated, at value	$175,530	$153,148	$—	$—	$—	$—	$—
Investments - affiliated, at value	35,660	22,220	4,971,721	2,182,750	1,179,420	5,004,502	2,725,344
Receivable from:
Investment securities sold	—	—	4,671	527	560	1,083	511
Fund shares sold	104	138	1,300	529	171	199	161
Adviser	17	13	—	—	—	—	—
Other assets	2	1	46	17	9	40	21
Total assets	211,313	175,520	4,977,738	2,183,823	1,180,160	5,005,824	2,726,037
Liabilities
Payable for:
Investment securities purchased	3	122	—	1	—	—	—
Fund shares redeemed	101	17	5,971	1,056	730	1,282	672
Advisory fees	34	28	—	163	98	341	199
Administrative fees	26	21	200	89	49	197	112
12b-1 fees (Class A)	10	8	238	105	58	242	133
Board of trustee fees	4	3	271	104	84	262	166
Other expenses	—	—	6	2	1	5	2
Total liabilities	178	199	6,686	1,520	1,020	2,329	1,284
Net assets	$211,135	$175,321	$4,971,052	$2,182,303	$1,179,140	$5,003,495	$2,724,753
Net assets consist of:
Paid-in capital(a)	$211,677	$172,247	$5,609,472	$1,995,306	$1,115,631	$4,585,846	$2,537,408
Total distributable earnings (loss)(a)	(542)	3,074	(638,420)	186,997	63,509	417,649	187,345
Net assets	$211,135	$175,321	$4,971,052	$2,182,303	$1,179,140	$5,003,495	$2,724,753
Net assets - Class A	$205,659	$169,956	$4,957,516	$2,171,890	$1,177,559	$4,993,776	$2,720,477
Shares outstanding - Class A	19,438	15,679	246,147	85,111	80,561	230,949	159,132
Net asset value per share - Class A	$10.58	$10.84	$20.14	$25.52	$14.62	$21.62	$17.10
Net assets - Class I	$5,476	$5,365	$13,536	$10,413	$1,581	$9,719	$4,276
Shares outstanding - Class I	514	491	667	405	107	446	248
Net asset value per share - Class I	$10.64	$10.93	$20.31	$25.73	$14.70	$21.80	$17.24
Investments - unaffiliated, at cost	$176,191	$151,461	$—	$—	$—	$—	$—
Investments - affiliated, at cost	37,865	23,631	5,610,141	1,995,753	1,115,911	4,586,853	2,537,999

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

24

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon Index 5 Fund	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Assets
Investments - unaffiliated, at value	$—	$—	$154,957	$334,199	$624,132
Investments - affiliated, at value	5,252,142	1,123,056	—	—	—
Receivable from:
Investment securities sold	1,516	1,460	312	980	1,902
Fund shares sold	506	164	142	724	1,238
Adviser	—	—	7	8	20
Other assets	42	9	1	2	4
Total assets	5,254,206	1,124,689	155,419	335,913	627,296
Liabilities
Payable for:
Investment securities purchased	—	—	400	1,218	2,589
Fund shares redeemed	2,022	1,624	54	486	550
Advisory fees	355	—	25	55	101
Administrative fees	206	46	19	41	50
12b-1 fees (Class A)	255	54	7	16	29
Board of trustee fees	309	63	2	5	10
Other expenses	6	1	—	—	1
Total liabilities	3,153	1,788	507	1,821	3,330
Net assets	$5,251,053	$1,122,901	$154,912	$334,092	$623,966
Net assets consist of:
Paid-in capital(a)	$4,859,636	$1,153,196	$149,260	$363,038	$585,279
Total distributable earnings (loss)(a)	391,417	(30,295)	5,652	(28,946)	38,687
Net assets	$5,251,053	$1,122,901	$154,912	$334,092	$623,966
Net assets - Class A	$5,245,540	$1,121,250	$150,443	$325,900	$608,223
Shares outstanding - Class A	267,367	74,111	13,246	34,002	48,129
Net asset value per share - Class A	$19.62	$15.13	$11.36	$9.58	$12.64
Net assets - Class I	$5,513	$1,651	$4,469	$8,192	$15,743
Shares outstanding - Class I	279	108	390	848	1,234
Net asset value per share - Class I	$19.79	$15.27	$11.46	$9.66	$12.76
Investments - unaffiliated, at cost	$—	$—	$149,305	$363,145	$585,445
Investments - affiliated, at cost	4,860,725	1,153,351	—	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

25

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Capital Income Builder Fund(b)	JNL/American Funds Capital World Bond Fund(b)	JNL/American Funds Global Growth Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth Fund(b)
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Dividends received from master fund (a)	7,519	13,363	2,185	1,036	1,134	1,417	4,780
Total investment income	7,519	13,363	2,185	1,036	1,134	1,417	4,780

Expenses
Advisory fees	3,959	8,161	344	1,414	1,491	2,126	4,368
Administrative fees	767	1,430	66	236	230	327	686
12b-1 fees (Class A)	2,265	4,297	192	704	677	974	2,025
Legal fees	4	7	—	1	1	2	3
Board of trustee fees	14	24	1	4	4	5	13
Chief compliance officer fees	1	2	—	—	—	—	1
Other expenses	7	16	—	2	2	4	8
Total expenses	7,017	13,937	603	2,361	2,405	3,438	7,104
Expense waiver	(2,301)	(5,470)	(205)	(1,083)	(1,147)	(1,635)	(3,089)
Net expenses	4,716	8,467	398	1,278	1,258	1,803	4,015
Net investment income (loss)	2,803	4,896	1,787	(242)	(124)	(386)	765

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	(3,983)	20,247	(1,525)	(1,436)	251	(3,126)	(1,275)
Distributions from affiliated investment
companies	7,472	35,782	—	7,852	14,606	42,219	41,640
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	(38,485)	(342,649)	(10,340)	774	3,334	(70,209)	147,491
Net realized and unrealized gain (loss)	(34,996)	(286,620)	(11,865)	7,190	18,191	(31,116)	187,856
Change in net assets from operations	$(32,193)	$(281,724)	$(10,078)	$6,948	$18,067	$(31,502)	$188,621
(a) Affiliated income	$7,519	$13,363	$2,185	$1,036	$1,134	$1,417	$4,780

(b)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

26

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL/Vanguard Capital Growth Fund(b)	JNL/Vanguard Equity Income Fund(b)	JNL/Vanguard International Fund(b)	JNL/Vanguard Small Company Growth Fund(b)
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Dividends received from master fund (a)	32,764	3,830	1,576	5,919	10,479	8,703	1,552
Total investment income	32,764	3,830	1,576	5,919	10,479	8,703	1,552

Expenses
Advisory fees	19,502	5,953	6,069	1,005	962	2,089	697
Administrative fees	3,144	815	647	192	183	310	112
12b-1 fees (Class A)	10,593	2,431	1,922	561	534	911	327
Legal fees	17	4	3	1	1	2	1
Board of trustee fees	62	13	10	4	3	5	1
Chief compliance officer fees	4	1	1	—	—	—	—
Other expenses	39	10	7	2	2	3	1
Total expenses	33,361	9,227	8,659	1,765	1,685	3,320	1,139
Expense waiver	(10,673)	(4,075)	(4,415)	(657)	(634)	(1,525)	(390)
Net expenses	22,688	5,152	4,244	1,108	1,051	1,795	749
Net investment income (loss)	10,076	(1,322)	(2,668)	4,811	9,428	6,908	803

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	55,618	(17,428)	3,700	(603)	(3,036)	(9,033)	(17,460)
Distributions from affiliated investment
companies	196,069	—	14,706	12,604	13,079	15,905	22,442
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	(588,712)	(209,055)	(90,149)	(43,766)	(70,861)	47,023	(34,657)
Net realized and unrealized gain (loss)	(337,025)	(226,483)	(71,743)	(31,765)	(60,818)	53,895	(29,675)
Change in net assets from operations	$(326,949)	$(227,805)	$(74,411)	$(26,954)	$(51,390)	$60,803	$(28,872)
(a) Affiliated income	$32,764	$3,830	$1,576	$5,919	$10,479	$8,703	$1,552

(b)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

27

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
Investment income
Dividends (a)	$—	$2	$—	$2	$1	$18,295	$18,343
Total investment income	—	2	—	2	1	18,295	18,343

Expenses
Advisory fees	659	335	981	628	1,294	2,444	2,140
Administrative fees	334	132	535	315	726	1,989	1,728
12b-1 fees (Class A)	1,994	790	3,195	1,878	4,426	3,951	3,432
Legal fees	3	1	5	3	7	6	6
Board of trustee fees	11	27	18	159	172	23	20
Chief compliance officer fees	1	—	1	1	2	2	1
Other expenses	8	3	12	10	6	15	13
Total expenses	3,010	1,288	4,747	2,994	6,633	8,430	7,340
Net investment income (loss)	(3,010)	(1,286)	(4,747)	(2,992)	(6,632)	9,865	11,003

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	—	4,698	4,578
Investments - affiliated	(18,001)	(4,746)	(6,528)	(8,778)	(39,747)	(3,035)	(1,872)
Distributions from unaffiliated
investment companies	—	—	—	—	—	40,732	29,708
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	—	—	—	(44,999)	(6,931)
Investments - affiliated	(87,240)	8,970	(122,388)	134,921	158,961	(24,258)	(23,348)
Net realized and unrealized gain (loss)	(105,241)	4,224	(128,916)	126,143	119,214	(26,862)	2,135
Change in net assets from operations	$(108,251)	$2,938	$(133,663)	$123,151	$112,582	$(16,997)	$13,138
(a) Affiliated income	$—	$2	$—	$2	$1	$2,502	$3,356

See accompanying Notes to Financial Statements.

28

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL/Goldman Sachs 4 Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund
Investment income
Dividends (a)	$1,286	$1,150	$—	$—	$—	$—	$—
Total investment income	1,286	1,150	—	—	—	—	—

Expenses
Advisory fees	200	163	—	968	596	2,046	1,208
Administrative fees	150	122	1,268	528	295	1,185	677
12b-1 fees (Class A)	292	236	7,936	3,149	1,768	7,392	4,060
Legal fees	1	1	13	5	3	12	7
Board of trustee fees	2	1	42	18	11	43	24
Chief compliance officer fees	—	—	3	1	1	3	2
Other expenses	1	1	30	12	6	27	18
Total expenses	646	524	9,292	4,681	2,680	10,708	5,996
Expense waiver	(110)	(78)	—	—	—	—	—
Net expenses	536	446	9,292	4,681	2,680	10,708	5,996
Net investment income (loss)	750	704	(9,292)	(4,681)	(2,680)	(10,708)	(5,996)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	201	943	—	—	—	—	—
Investments - affiliated	(224)	(138)	8,832	24,057	(34)	69,836	11,229
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(13,012)	(6,617)	—	—	—	—	—
Investments - affiliated	(5,200)	(3,329)	(1,014,962)	(89,891)	4,336	(190,320)	(15,899)
Net realized and unrealized gain (loss)	(18,235)	(9,141)	(1,006,130)	(65,834)	4,302	(120,484)	(4,670)
Change in net assets from operations	$(17,485)	$(8,437)	$(1,015,422)	$(70,515)	$1,622	$(131,192)	$(10,666)

See accompanying Notes to Financial Statements.

29

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon Index 5 Fund	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Investment income
Dividends (a)	$—	$—	$1,311	$2,506	$5,096
Total investment income	—	—	1,311	2,506	5,096

Expenses
Advisory fees	2,152	—	150	315	569
Administrative fees	1,251	290	112	236	284
12b-1 fees (Class A)	7,837	1,739	218	462	833
Legal fees	13	3	—	1	1
Board of trustee fees	46	10	2	3	6
Chief compliance officer fees	3	—	—	—	—
Other expenses	24	6	1	1	3
Total expenses	11,326	2,048	483	1,018	1,696
Expense waiver	—	—	(64)	(88)	(150)
Net expenses	11,326	2,048	419	930	1,546
Net investment income (loss)	(11,326)	(2,048)	892	1,576	3,550

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	1,429	(3,946)	912
Investments - affiliated	20,895	3,478	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	3,356	(34,772)	(27,706)
Investments - affiliated	(102,323)	(114,254)	—	—	—
Net realized and unrealized gain (loss)	(81,428)	(110,776)	4,785	(38,718)	(26,794)
Change in net assets from operations	$(92,754)	$(112,824)	$5,677	$(37,142)	$(23,244)

See accompanying Notes to Financial Statements.

30

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$2,803	$4,896	$1,787	$(242)	$(124)	$(386)	$765
Net realized gain (loss)	3,489	56,029	(1,525)	6,416	14,857	39,093	40,365
Net change in unrealized appreciation
(depreciation)	(38,485)	(342,649)	(10,340)	774	3,334	(70,209)	147,491
Change in net assets from operations	(32,193)	(281,724)	(10,078)	6,948	18,067	(31,502)	188,621
Share transactions[1]
Proceeds from the sale of shares
Class A	305,099	231,059	50,372	42,808	139,304	59,980	591,796
Class I	7,921	4,392	1,138	778	2,682	983	11,154
Cost of shares redeemed
Class A	(223,490)	(342,576)	(31,886)	(90,308)	(92,950)	(106,522)	(213,318)
Class I	(3,665)	(2,274)	(723)	(492)	(1,055)	(881)	(3,288)
Change in net assets from
share transactions	85,865	(109,399)	18,901	(47,214)	47,981	(46,440)	386,344
Change in net assets	53,672	(391,123)	8,823	(40,266)	66,048	(77,942)	574,965
Net assets beginning of period	1,592,632	3,301,539	131,180	499,041	461,372	757,809	1,215,283
Net assets end of period	$1,646,304	$2,910,416	$140,003	$458,775	$527,420	$679,867	$1,790,248

[1]Share transactions
Shares sold
Class A	25,747	10,885	4,953	3,806	8,343	4,143	21,457
Class I	663	203	119	68	162	64	394
Shares redeemed
Class A	(19,430)	(15,890)	(3,322)	(8,135)	(5,803)	(7,378)	(7,842)
Class I	(299)	(107)	(71)	(44)	(62)	(60)	(119)
Change in shares
Class A	6,317	(5,005)	1,631	(4,329)	2,540	(3,235)	13,615
Class I	364	96	48	24	100	4	275
Purchases and sales of long term
investments
Purchase of securities	$158,510	$67,463	$36,018	$17,126	$88,292	$50,833	$461,343
Proceeds from sales of securities	$62,364	$136,372	$15,319	$56,737	$25,825	$55,479	$32,495

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

31

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)
Operations
Net investment income (loss)	$10,076	$(1,322)	$(2,668)	$4,811	$9,428	$6,908	$803
Net realized gain (loss)	251,687	(17,428)	18,406	12,001	10,043	6,872	4,982
Net change in unrealized appreciation
(depreciation)	(588,712)	(209,055)	(90,149)	(43,766)	(70,861)	47,023	(34,657)
Change in net assets from operations	(326,949)	(227,805)	(74,411)	(26,954)	(51,390)	60,803	(28,872)
Share transactions[1]
Proceeds from the sale of shares
Class A	734,155	135,420	122,011	84,777	144,059	113,236	13,497
Class I	16,250	2,680	4,413	5,119	6,101	5,423	815
Cost of shares redeemed
Class A	(884,678)	(240,773)	(196,783)	(81,647)	(53,761)	(128,068)	(56,423)
Class I	(8,334)	(1,989)	(3,042)	(3,473)	(2,661)	(2,973)	(1,193)
Change in net assets from
share transactions	(142,607)	(104,662)	(73,401)	4,776	93,738	(12,382)	(43,304)
Change in net assets	(469,556)	(332,467)	(147,812)	(22,178)	42,348	48,421	(72,176)
Net assets beginning of period	7,832,114	1,942,458	1,481,590	413,081	368,890	655,546	283,348
Net assets end of period	$7,362,558	$1,609,991	$1,333,778	$390,903	$411,238	$703,967	$211,172

[1]Share transactions
Shares sold
Class A	29,697	10,410	9,643	6,964	13,365	9,955	1,321
Class I	638	193	334	433	563	476	79
Shares redeemed
Class A	(36,193)	(18,423)	(15,768)	(6,920)	(5,140)	(11,892)	(5,535)
Class I	(332)	(155)	(242)	(295)	(254)	(276)	(112)
Change in shares
Class A	(6,496)	(8,013)	(6,125)	44	8,225	(1,937)	(4,214)
Class I	306	38	92	138	309	200	(33)
Purchases and sales of long term
investments
Purchase of securities	$292,718	$10,102	$24,844	$52,282	$125,450	$64,117	$24,187
Proceeds from sales of securities	$229,545	$116,236	$86,241	$30,103	$9,201	$53,684	$44,281

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

32

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(3,010)	$(1,286)	$(4,747)	$(2,992)	$(6,632)	$9,865	$11,003
Net realized gain (loss)	(18,001)	(4,746)	(6,528)	(8,778)	(39,747)	42,395	32,414
Net change in unrealized appreciation
(depreciation)	(87,240)	8,970	(122,388)	134,921	158,961	(69,257)	(30,279)
Change in net assets from operations	(108,251)	2,938	(133,663)	123,151	112,582	(16,997)	13,138
Share transactions[1]
Proceeds from the sale of shares
Class A	119,103	231,045	146,303	141,758	204,771	304,639	179,668
Class I	1,846	4,610	2,999	3,994	1,350	7,352	4,444
Proceeds in connection with acquisition
Class A	—	63,705	—	1,821,470	2,196,392	—	—
Class I	—	165	—	1,129	844	—	—
Cost of shares redeemed
Class A	(175,564)	(154,843)	(277,549)	(170,919)	(375,537)	(304,627)	(267,606)
Class I	(2,447)	(2,523)	(2,315)	(714)	(813)	(3,595)	(3,905)
Change in net assets from
share transactions	(57,062)	142,159	(130,562)	1,796,718	2,027,007	3,769	(87,399)
Change in net assets	(165,313)	145,097	(264,225)	1,919,869	2,139,589	(13,228)	(74,261)
Net assets beginning of period	1,526,839	465,068	2,428,482	617,868	2,373,076	2,825,190	2,457,239
Net assets end of period	$1,361,526	$610,165	$2,164,257	$2,537,737	$4,512,665	$2,811,962	$2,382,978

[1]Share transactions
Shares sold
Class A	9,393	18,604	10,913	10,302	14,551	17,270	11,212
Class I	127	359	207	293	97	407	277
Shares issued in connection with acquisition
Class A	—	5,209	—	136,644	162,696	—	—
Class I	—	13	—	84	62	—	—
Shares redeemed
Class A	(13,611)	(12,444)	(20,279)	(12,510)	(26,817)	(17,252)	(16,807)
Class I	(178)	(200)	(168)	(54)	(56)	(199)	(261)
Change in shares
Class A	(4,218)	11,369	(9,366)	134,436	150,430	18	(5,595)
Class I	(51)	172	39	323	103	208	16
Purchases and sales of long term
investments
Purchase of securities	$150,747	$290,425	$356,024	$2,023,801	$2,708,713	$235,216	$155,538
Proceeds from sales of securities	$210,885	$149,525	$491,437	$229,654	$601,102	$174,463	$192,002

See accompanying Notes to Financial Statements.

33

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL/Goldman Sachs 4 Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund
Operations
Net investment income (loss)	$750	$704	$(9,292)	$(4,681)	$(2,680)	$(10,708)	$(5,996)
Net realized gain (loss)	(23)	805	8,832	24,057	(34)	69,836	11,229
Net change in unrealized appreciation
(depreciation)	(18,212)	(9,946)	(1,014,962)	(89,891)	4,336	(190,320)	(15,899)
Change in net assets from operations	(17,485)	(8,437)	(1,015,422)	(70,515)	1,622	(131,192)	(10,666)
Share transactions[1]
Proceeds from the sale of shares
Class A	42,109	31,133	285,275	159,395	199,678	254,479	101,286
Class I	3,181	1,377	6,098	2,429	3,936	1,970	1,146
Cost of shares redeemed
Class A	(32,188)	(21,497)	(770,014)	(241,012)	(230,581)	(596,017)	(280,003)
Class I	(2,037)	(1,291)	(2,567)	(2,805)	(4,201)	(254)	(221)
Change in net assets from
share transactions	11,065	9,722	(481,208)	(81,993)	(31,168)	(339,822)	(177,792)
Change in net assets	(6,420)	1,285	(1,496,630)	(152,508)	(29,546)	(471,014)	(188,458)
Net assets beginning of period	217,555	174,036	6,467,682	2,334,811	1,208,686	5,474,509	2,913,211
Net assets end of period	$211,135	$175,321	$4,971,052	$2,182,303	$1,179,140	$5,003,495	$2,724,753

[1]Share transactions
Shares sold
Class A	4,197	2,974	14,682	6,771	14,128	12,564	6,195
Class I	289	124	294	102	270	91	70
Shares redeemed
Class A	(3,206)	(2,086)	(38,417)	(10,118)	(16,430)	(29,263)	(17,090)
Class I	(200)	(118)	(128)	(128)	(305)	(12)	(13)
Change in shares
Class A	991	888	(23,735)	(3,347)	(2,302)	(16,699)	(10,895)
Class I	89	6	166	(26)	(35)	79	57
Purchases and sales of long term
investments
Purchase of securities	$31,771	$29,771	$9,442	$254,320	$271,992	$710,642	$493,510
Proceeds from sales of securities	$19,958	$19,348	$500,231	$341,079	$305,876	$1,061,383	$677,405

See accompanying Notes to Financial Statements.

34

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon Index 5 Fund	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Operations
Net investment income (loss)	$(11,326)	$(2,048)	$892	$1,576	$3,550
Net realized gain (loss)	20,895	3,478	1,429	(3,946)	912
Net change in unrealized appreciation
(depreciation)	(102,323)	(114,254)	3,356	(34,772)	(27,706)
Change in net assets from operations	(92,754)	(112,824)	5,677	(37,142)	(23,244)
Share transactions[1]
Proceeds from the sale of shares
Class A	211,091	50,028	62,616	77,113	186,640
Class I	7,182	1,217	3,073	3,681	4,368
Cost of shares redeemed
Class A	(612,942)	(187,287)	(50,008)	(54,734)	(127,364)
Class I	(7,816)	(644)	(2,595)	(2,855)	(2,356)
Change in net assets from
share transactions	(402,485)	(136,686)	13,086	23,205	61,288
Change in net assets	(495,239)	(249,510)	18,763	(13,937)	38,044
Net assets beginning of period	5,746,292	1,372,411	136,149	348,029	585,922
Net assets end of period	$5,251,053	$1,122,901	$154,912	$334,092	$623,966

[1]Share transactions
Shares sold
Class A	11,586	3,546	5,616	8,380	15,584
Class I	401	77	274	391	367
Shares redeemed
Class A	(33,099)	(13,256)	(4,496)	(6,034)	(11,018)
Class I	(414)	(40)	(232)	(302)	(196)
Change in shares
Class A	(21,513)	(9,710)	1,120	2,346	4,566
Class I	(13)	37	42	89	171
Purchases and sales of long term
investments
Purchase of securities	$857,025	$1,736	$41,482	$44,235	$111,048
Proceeds from sales of securities	$1,271,058	$140,526	$27,573	$19,456	$46,206

See accompanying Notes to Financial Statements.

35

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)(b)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$23,134	$52,324	$2,042	$6,371	$3,576	$(1,088)	$4,945
Net realized gain (loss)	65,768	319,453	69	(2,958)	17,891	55,438	92,673
Net change in unrealized appreciation
(depreciation)	155,320	224,528	8,772	32,762	75,142	132,431	134,458
Change in net assets from operations	244,222	596,305	10,883	36,175	96,609	186,781	232,076
Share transactions[1]
Proceeds from the sale of shares
Class A	501,394	401,782	110,836	75,697	210,938	98,528	624,256
Class I	11,969	10,358	2,027	1,332	4,197	2,287	11,582
Cost of shares redeemed
Class A	(208,030)	(629,186)	(16,450)	(115,926)	(74,481)	(149,654)	(216,073)
Class I	(2,706)	(3,771)	(609)	(386)	(1,160)	(984)	(4,700)
Change in net assets from
share transactions	302,627	(220,817)	95,804	(39,283)	139,494	(49,823)	415,065
Change in net assets	546,849	375,488	106,687	(3,108)	236,103	136,958	647,141
Net assets beginning of year	1,045,783	2,926,051	24,493	502,149	225,269	620,851	568,142
Net assets end of year	$1,592,632	$3,301,539	$131,180	$499,041	$461,372	$757,809	$1,215,283

[1]Share transactions
Shares sold
Class A	43,747	18,238	10,706	6,897	13,654	6,605	25,516
Class I	1,003	462	197	119	270	152	470
Shares redeemed
Class A	(18,104)	(28,300)	(1,581)	(10,592)	(4,827)	(10,084)	(8,727)
Class I	(225)	(166)	(59)	(35)	(74)	(64)	(189)
Change in shares
Class A	25,643	(10,062)	9,125	(3,695)	8,827	(3,479)	16,789
Class I	778	296	138	84	196	88	281

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b) Effective April 27, 2020, the name of JNL/American Funds Global Bond Fund was changed to JNL/American Funds Capital World Bond Fund.

See accompanying Notes to Financial Statements.

36

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)
Operations
Net investment income (loss)	$92,491	$19,336	$7,572	$1,745	$4,625	$4,365	$(419)
Net realized gain (loss)	760,834	72,067	67,568	11,114	10,491	13,255	17,800
Net change in unrealized appreciation
(depreciation)	736,039	282,578	264,029	67,154	41,108	127,937	47,540
Change in net assets from operations	1,589,364	373,981	339,169	80,013	56,224	145,557	64,921
Share transactions[1]
Proceeds from the sale of shares
Class A	1,244,590	214,953	193,342	144,903	239,906	203,820	99,296
Class I	32,288	4,114	6,902	3,928	6,134	6,603	2,882
Cost of shares redeemed
Class A	(1,162,635)	(381,383)	(270,919)	(97,634)	(91,599)	(147,514)	(153,150)
Class I	(11,963)	(2,312)	(2,867)	(2,215)	(1,066)	(3,313)	(1,657)
Change in net assets from
share transactions	102,280	(164,628)	(73,542)	48,982	153,375	59,596	(52,629)
Change in net assets	1,691,644	209,353	265,627	128,995	209,599	205,153	12,292
Net assets beginning of year	6,140,470	1,733,105	1,215,963	284,086	159,291	450,393	271,056
Net assets end of year	$7,832,114	$1,942,458	$1,481,590	$413,081	$368,890	$655,546	$283,348

[1]Share transactions
Shares sold
Class A	50,275	15,158	14,862	12,226	21,529	19,684	8,668
Class I	1,301	284	530	327	543	636	249
Shares redeemed
Class A	(46,870)	(26,884)	(20,934)	(8,193)	(8,067)	(14,214)	(13,673)
Class I	(482)	(161)	(217)	(185)	(92)	(315)	(141)
Change in shares
Class A	3,405	(11,726)	(6,072)	4,033	13,462	5,470	(5,005)
Class I	819	123	313	142	451	321	108

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

37

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$1,753	$4,064	$5,295	$4,159	$10,396	$35,283	$39,133
Net realized gain (loss)	11,740	3,145	17,997	2,947	27,291	132,634	110,885
Net change in unrealized appreciation
(depreciation)	320,600	38,519	465,025	72,373	369,910	366,145	242,638
Change in net assets from operations	334,093	45,728	488,317	79,479	407,597	534,062	392,656
Share transactions[1]
Proceeds from the sale of shares
Class A	167,050	207,636	202,500	160,373	259,561	416,928	329,221
Class I	4,168	4,038	7,689	3,858	2,477	7,362	8,330
Cost of shares redeemed
Class A	(313,910)	(136,854)	(420,142)	(120,341)	(457,398)	(417,009)	(409,765)
Class I	(1,124)	(1,490)	(3,667)	(1,035)	(640)	(2,780)	(2,710)
Change in net assets from
share transactions	(143,816)	73,330	(213,620)	42,855	(196,000)	4,501	(74,924)
Change in net assets	190,277	119,058	274,697	122,334	211,597	538,563	317,732
Net assets beginning of year	1,336,562	346,010	2,153,785	495,534	2,161,479	2,286,627	2,139,507
Net assets end of year	$1,526,839	$465,068	$2,428,482	$617,868	$2,373,076	$2,825,190	$2,457,239

[1]Share transactions
Shares sold
Class A	12,554	16,760	14,448	11,681	18,196	23,968	20,949
Class I	314	329	545	278	175	425	526
Shares redeemed
Class A	(23,537)	(11,070)	(30,109)	(8,800)	(32,093)	(23,988)	(26,164)
Class I	(83)	(119)	(261)	(77)	(44)	(159)	(171)
Change in shares
Class A	(10,983)	5,690	(15,661)	2,881	(13,897)	(20)	(5,215)
Class I	231	210	284	201	131	266	355

See accompanying Notes to Financial Statements.

38

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL/Goldman Sachs 4 Fund(a)	JNL/Goldman Sachs Managed Aggressive Growth Fund(b)	JNL/Goldman Sachs Managed Conservative Fund(c)	JNL/Goldman Sachs Managed Growth Fund(d)	JNL/Goldman Sachs Managed Moderate Fund(e)
Operations
Net investment income (loss)	$2,767	$2,358	$138,594	$(1,121)	$10,050	$(3,820)	$20,737
Net realized gain (loss)	(1,054)	(939)	565,213	62,310	12,040	124,228	26,760
Net change in unrealized appreciation
(depreciation)	34,086	23,396	693,927	457,816	107,997	1,029,635	358,689
Change in net assets from operations	35,799	24,815	1,397,734	519,005	130,087	1,150,043	406,186
Distributions to shareholders
From distributable earnings
Class A	(4,635)	(3,861)	—	—	—	—	—
Class I	(117)	(135)	—	—	—	—	—
Total distributions to shareholders	(4,752)	(3,996)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	72,328	55,154	446,214	243,770	177,580	357,942	198,655
Class I	1,705	1,632	5,831	5,810	2,381	4,302	2,404
Reinvestment of distributions
Class A	4,635	3,861	—	—	—	—	—
Class I	117	135	—	—	—	—	—
Cost of shares redeemed
Class A	(51,029)	(33,913)	(1,264,770)	(435,915)	(322,024)	(959,780)	(553,294)
Class I	(258)	(617)	(1,304)	(1,728)	(993)	(1,919)	(1,977)
Change in net assets from
share transactions	27,498	26,252	(814,029)	(188,063)	(143,056)	(599,455)	(354,212)
Change in net assets	58,545	47,071	583,705	330,942	(12,969)	550,588	51,974
Net assets beginning of year	159,010	126,965	5,883,977	2,003,869	1,221,655	4,923,921	2,861,237
Net assets end of year	$217,555	$174,036	$6,467,682	$2,334,811	$1,208,686	$5,474,509	$2,913,211

[1]Share transactions
Shares sold
Class A	6,668	5,076	20,617	10,202	12,735	17,636	12,254
Class I	157	150	266	239	169	213	152
Reinvestment of distributions
Class A	420	351	—	—	—	—	—
Class I	11	12	—	—	—	—	—
Shares redeemed
Class A	(4,711)	(3,128)	(58,054)	(18,205)	(23,010)	(47,288)	(34,129)
Class I	(24)	(56)	(59)	(71)	(70)	(94)	(125)
Change in shares
Class A	2,377	2,299	(37,437)	(8,003)	(10,275)	(29,652)	(21,875)
Class I	144	106	207	168	99	119	27

(a) Effective April 27, 2020, the name of JNL/S&P 4 Fund was changed to JNL/Goldman Sachs 4 Fund.

(b) Effective April 27, 2020, the name of JNL/S&P Managed Aggressive Growth Fund was changed to JNL/Goldman Sachs Managed Aggressive Growth Fund.

(c) Effective April 27, 2020, the name of JNL/S&P Managed Conservative Fund was changed to JNL/Goldman Sachs Managed Conservative Fund.

(d) Effective April 27, 2020, the name of JNL/S&P Managed Growth Fund was changed to JNL/Goldman Sachs Managed Growth Fund.

(e) Effective April 27, 2020, the name of JNL/S&P Managed Moderate Fund was changed to JNL/Goldman Sachs Managed Moderate Fund.

See accompanying Notes to Financial Statements.

39

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Goldman Sachs Managed Moderate Growth Fund(a)	JNL/Mellon Index 5 Fund	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Operations
Net investment income (loss)	$26,795	$14,317	$2,817	$8,392	$6,468
Net realized gain (loss)	73,503	18,751	725	(1,548)	6,201
Net change in unrealized appreciation
(depreciation)	898,289	173,717	2,516	46,459	93,050
Change in net assets from operations	998,587	206,785	6,058	53,303	105,719
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—
Class I	—	—	—	—	—
Total distributions to shareholders	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	350,456	101,308	96,759	123,679	360,952
Class I	3,507	536	3,410	4,971	8,971
Proceeds in connection with acquisition
Class A	—	425,882	—	—	—
Class I	—	80	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	—
Class I	—	—	—	—	—
Cost of shares redeemed
Class A	(1,074,296)	(220,533)	(40,558)	(57,429)	(158,155)
Class I	(6,453)	(523)	(1,026)	(2,558)	(2,430)
Change in net assets from
share transactions	(726,786)	306,750	58,585	68,663	209,338
Change in net assets	271,801	513,535	64,643	121,966	315,057
Net assets beginning of year	5,474,491	858,876	71,506	226,063	270,865
Net assets end of year	$5,746,292	$1,372,411	$136,149	$348,029	$585,922

[1]Share transactions
Shares sold
Class A	18,948	6,705	9,008	12,561	30,606
Class I	188	36	315	502	748
Shares issued in connection with acquisition
Class A	—	27,982	—	—	—
Class I	—	5	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	—
Class I	—	—	—	—	—
Shares redeemed
Class A	(57,872)	(14,521)	(3,809)	(5,830)	(13,378)
Class I	(343)	(35)	(94)	(260)	(204)
Change in shares
Class A	(38,924)	20,166	5,199	6,731	17,228
Class I	(155)	6	221	242	544

(a) Effective April 27, 2020, the name of JNL/S&P Managed Moderate Growth Fund was changed to JNL/Goldman Sachs Managed Moderate Growth Fund.

See accompanying Notes to Financial Statements.

40

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(g)(h)
Class A
06/30/20		12.44	0.02	(0.24)	(0.22)	—		—	12.22	(1.77)	1,618,959	31	(i)	0.62	0.92	0.36
12/31/19		10.30	0.20	1.94	2.14	—		—	12.44	20.78	1,569,534	47	(i)	0.61	0.94	1.74
12/31/18		11.56	0.18	(0.73)	(0.55)	(0.07)		(0.64)	10.30	(4.89)	1,035,023	34	(i)	0.58	0.98	1.54
12/31/17	(j)	10.26	0.23	1.44	1.67	(0.15)		(0.22)	11.56	16.71	773,584	39	(i)	0.69	1.00	2.07
12/31/16		10.36	0.16	0.44	0.60	(0.00)	(k)	(0.70)	10.26	5.73	456,663	57	(i)	0.98	1.01	1.53
12/31/15		11.26	0.14	(0.30)	(0.16)	(0.09)		(0.65)	10.36	(1.52)	456,687	72	(i)	1.00	1.01	1.27

Class I
06/30/20		12.92	0.04	(0.25)	(0.21)	—		—	12.71	(1.63)	27,345	31	(i)	0.32	0.62	0.72
12/31/19		10.67	0.27	1.98	2.25	—		—	12.92	21.09	23,098	47	(i)	0.31	0.64	2.26
12/31/18		11.92	0.34	(0.86)	(0.52)	(0.09)		(0.64)	10.67	(4.56)	10,760	34	(i)	0.28	0.68	2.88
12/31/17	‡(j)	10.56	0.26	1.50	1.76	(0.18)		(0.22)	11.92	17.03	1,014	39	(i)	0.47	0.77	2.30
12/31/16		10.65	0.19	0.44	0.63	(0.02)		(0.70)	10.56	5.87	489	57	(i)	0.78	0.81	1.73
12/31/15		11.55	0.17	(0.31)	(0.14)	(0.11)		(0.65)	10.65	(1.28)	465	72	(i)	0.80	0.81	1.46

JNL/American Funds Blue Chip Income and Growth Fund(g)(h)
Class A
06/30/20		24.35	0.04	(2.12)	(2.08)	—		—	22.27	(8.54)	2,894,530	29		0.59	0.97	0.34
12/31/19		20.13	0.37	3.85	4.22	—		—	24.35	20.96	3,286,576	37		0.59	0.98	1.66
12/31/18		22.12	0.34	(2.33)	(1.99)	—		—	20.13	(9.00)	2,919,769	49		0.58	1.01	1.54
12/31/17		18.97	0.34	2.81	3.15	—		—	22.12	16.61	3,449,917	34		0.59	1.02	1.67
12/31/16		16.03	0.33	2.61	2.94	—		—	18.97	18.34	2,907,733	30		0.59	1.02	1.90
12/31/15		17.04	0.28	(0.84)	(0.56)	(0.41)		(0.04)	16.03	(3.32)	1,960,998	26		0.60	1.05	1.65

Class I
06/30/20		24.77	0.08	(2.16)	(2.08)	—		—	22.69	(8.40)	15,886	29		0.29	0.67	0.70
12/31/19		20.41	0.57	3.79	4.36	—		—	24.77	21.36	14,963	37		0.29	0.68	2.53
12/31/18		22.36	0.80	(2.75)	(1.95)	—		—	20.41	(8.72)	6,282	49		0.28	0.71	3.58
12/31/17	‡	19.13	0.44	2.79	3.23	—		—	22.36	16.88	555	34		0.36	0.79	2.17
12/31/16		16.13	0.39	2.61	3.00	—		—	19.13	18.60	334	30		0.39	0.82	2.23
12/31/15		17.14	0.29	(0.82)	(0.53)	(0.44)		(0.04)	16.13	(3.11)	195	26		0.38	0.83	1.71

JNL/American Funds Capital Income Builder Fund(h)
Class A
06/30/20		11.05	0.14	(0.86)	(0.72)	—		—	10.33	(6.52)	136,712	84	(l)	0.62	0.93	2.72
12/31/19		9.41	0.29	1.35	1.64	—		—	11.05	17.43	128,205	44	(l)	0.58	0.94	2.83
12/31/18	*	10.00	0.15	(0.74)	(0.59)	—		—	9.41	(5.90)	23,271	42	(l)	0.61	0.98	4.09

Class I
06/30/20		11.11	0.15	(0.86)	(0.71)	—		—	10.40	(6.39)	3,291	84	(l)	0.32	0.63	2.88
12/31/19		9.43	0.32	1.36	1.68	—		—	11.11	17.82	2,975	44	(l)	0.28	0.64	3.08
12/31/18	*	10.00	0.21	(0.78)	(0.57)	—		—	9.43	(5.70)	1,222	42	(l)	0.25	0.68	5.70

JNL/American Funds Capital World Bond Fund(g)(h)(m)
Class A
06/30/20		11.31	(0.01)	0.22	0.21	—		—	11.52	1.86	456,069	59	(n)	0.54	1.00	(0.10)
12/31/19		10.52	0.14	0.65	0.79	—		—	11.31	7.51	496,660	110	(n)	0.53	1.02	1.27
12/31/18		10.76	0.19	(0.37)	(0.18)	(0.06)		—	10.52	(1.62)	500,836	78	(n)	0.53	1.05	1.77
12/31/17		10.13	0.01	0.65	0.66	(0.03)		—	10.76	6.56	519,871	74	(n)	0.53	1.05	0.05
12/31/16		9.90	0.02	0.21	0.23	—		—	10.13	2.32	471,248	70	(n)	0.55	1.05	0.23
12/31/15		10.58	(0.05)	(0.40)	(0.45)	(0.14)		(0.09)	9.90	(4.24)	442,844	88	(n)	0.55	1.07	(0.46)

Class I
06/30/20		11.44	0.01	0.22	0.23	—		—	11.67	2.01	2,706	59	(n)	0.24	0.70	0.24
12/31/19		10.61	0.21	0.62	0.83	—		—	11.44	7.82	2,381	110	(n)	0.23	0.72	1.84
12/31/18		10.85	0.32	(0.47)	(0.15)	(0.09)		—	10.61	(1.39)	1,313	78	(n)	0.23	0.75	3.01
12/31/17	‡	10.21	0.05	0.65	0.70	(0.06)		—	10.85	6.81	355	74	(n)	0.30	0.82	0.49
12/31/16		9.95	0.04	0.22	0.26	—		—	10.21	2.61	161	70	(n)	0.35	0.85	0.42
12/31/15		10.65	(0.02)	(0.42)	(0.44)	(0.17)		(0.09)	9.95	(4.12)	152	88	(n)	0.33	0.85	(0.24)

See accompanying Notes to Financial Statements.

41

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/American Funds Global Growth Fund(g)(h)
Class A
06/30/20		17.45	(0.00)	(k)	0.69	0.69	—	—	18.14	3.95	517,972	9	0.55	1.05	(0.06)
12/31/19		12.93	0.16		4.36	4.52	—	—	17.45	34.96	454,045	14	0.54	1.07	1.05
12/31/18		14.59	0.09		(1.44)	(1.35)	(0.04)	(0.27)	12.93	(9.31)	222,402	25	0.50	1.10	0.59
12/31/17		11.74	0.07		3.56	3.63	(0.09)	(0.69)	14.59	31.19	169,233	31	0.52	1.12	0.52
12/31/16		11.70	0.07		(0.03)	0.04	—	—	11.74	0.34	92,028	27	0.52	1.12	0.65
12/31/15		11.21	0.15		0.60	0.75	(0.04)	(0.22)	11.70	6.63	96,355	29	0.52	1.13	1.24

Class I
06/30/20		17.56	0.02		0.69	0.71	—	—	18.27	4.04	9,448	9	0.25	0.75	0.28
12/31/19		12.97	0.24		4.35	4.59	—	—	17.56	35.39	7,327	14	0.24	0.77	1.52
12/31/18		14.61	0.20		(1.51)	(1.31)	(0.06)	(0.27)	12.97	(9.03)	2,867	25	0.20	0.80	1.40
12/31/17	‡‡	13.93	0.30		0.38	0.68	—	—	14.61	4.88	257	31	0.25	0.85	7.78

JNL/American Funds Global Small Capitalization Fund(g)(h)
Class A
06/30/20		16.61	(0.01)		(0.56)	(0.57)	—	—	16.04	(3.43)	674,945	24	0.55	1.05	(0.12)
12/31/19		12.67	(0.02)		3.96	3.94	—	—	16.61	31.10	752,787	50	0.55	1.07	(0.16)
12/31/18		14.31	(0.03)		(1.50)	(1.53)	(0.02)	(0.09)	12.67	(10.77)	618,162	43	0.55	1.10	(0.21)
12/31/17		13.30	0.02		3.25	3.27	(0.03)	(2.23)	14.31	25.52	681,782	33	0.55	1.10	0.13
12/31/16		13.07	0.00		0.23	0.23	—	—	13.30	1.76	494,981	40	0.55	1.10	(0.04)
12/31/15		13.32	(0.08)		0.08	0.00	—	(0.25)	13.07	(0.05)	515,018	36	0.55	1.12	(0.55)

Class I
06/30/20		16.89	0.01		(0.56)	(0.55)	—	—	16.34	(3.26)	4,922	24	0.25	0.75	0.18
12/31/19		12.85	0.03		4.01	4.04	—	—	16.89	31.44	5,022	50	0.25	0.77	0.19
12/31/18		14.48	0.04		(1.55)	(1.51)	(0.03)	(0.09)	12.85	(10.48)	2,689	43	0.25	0.80	0.30
12/31/17	‡	13.43	0.09		3.24	3.33	(0.05)	(2.23)	14.48	25.78	379	33	0.31	0.86	0.61
12/31/16		13.17	0.02		0.24	0.26	—	—	13.43	1.97	103	40	0.35	0.90	0.16
12/31/15		13.39	(0.05)		0.08	0.03	—	(0.25)	13.17	0.18	110	36	0.34	0.91	(0.34)

JNL/American Funds Growth Fund(g)(h)
Class A
06/30/20		27.81	0.01		3.26	3.27	—	—	31.08	11.76	1,758,955	12	0.59	1.04	0.11
12/31/19		21.34	0.13		6.34	6.47	—	—	27.81	30.32	1,195,026	21	0.60	1.08	0.53
12/31/18		21.47	0.06		(0.19)	(0.13)	—	—	21.34	(0.61)	558,674	35	0.60	1.15	0.25
12/31/17		16.79	0.04		4.64	4.68	—	—	21.47	27.87	373,976	24	0.62	1.17	0.19
12/31/16		15.40	0.08		1.31	1.39	—	—	16.79	9.03	232,521	26	0.62	1.17	0.48
12/31/15		14.86	0.06		0.91	0.97	(0.07)	(0.36)	15.40	6.44	186,787	20	0.68	1.18	0.40

Class I
06/30/20		28.02	0.05		3.29	3.34	—	—	31.36	11.92	31,293	12	0.29	0.74	0.39
12/31/19		21.43	0.21		6.38	6.59	—	—	28.02	30.75	20,257	21	0.30	0.78	0.85
12/31/18		21.50	0.22		(0.29)	(0.07)	—	—	21.43	(0.33)	9,468	35	0.30	0.85	0.93
12/31/17	‡‡	20.09	0.35		1.06	1.41	—	—	21.50	7.02	474	24	0.35	0.90	6.17

JNL/American Funds Growth-Income Fund(g)(h)
Class A
06/30/20		27.33	0.04		(1.11)	(1.07)	—	—	26.26	(3.92)	7,301,802	20	0.64	0.94	0.28
12/31/19		21.75	0.32		5.26	5.58	—	—	27.33	25.66	7,777,472	27	0.64	0.96	1.30
12/31/18		22.23	0.25		(0.73)	(0.48)	—	—	21.75	(2.16)	6,115,179	39	0.64	0.99	1.07
12/31/17		18.24	0.22		3.77	3.99	—	—	22.23	21.88	5,850,613	27	0.65	1.00	1.10
12/31/16		16.42	0.20		1.62	1.82	—	—	18.24	11.08	4,038,917	27	0.67	1.02	1.20
12/31/15		16.94	0.18		0.00	0.18	(0.12)	(0.58)	16.42	1.02	3,067,743	25	0.67	1.04	1.03

Class I
06/30/20		27.79	0.08		(1.13)	(1.05)	—	—	26.74	(3.78)	60,756	20	0.34	0.64	0.64
12/31/19		22.05	0.47		5.27	5.74	—	—	27.79	26.03	54,642	27	0.34	0.66	1.87
12/31/18		22.47	0.64		(1.06)	(0.42)	—	—	22.05	(1.87)	25,291	39	0.34	0.69	2.69
12/31/17	‡	18.39	0.50		3.58	4.08	—	—	22.47	22.19	1,528	27	0.41	0.76	2.41
12/31/16		16.53	0.22		1.64	1.86	—	—	18.39	11.25	408	27	0.47	0.82	1.29
12/31/15		17.03	0.18		0.05	0.23	(0.15)	(0.58)	16.53	1.30	352	25	0.45	0.82	1.02

See accompanying Notes to Financial Statements.

42

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/American Funds International Fund(g)(h)
Class A
06/30/20		15.49	(0.01)		(1.77)	(1.78)	—	—	13.71	(11.49)	1,600,209	21	0.63	1.13	(0.16)
12/31/19		12.65	0.15		2.69	2.84	—	—	15.49	22.45	1,932,025	32	0.63	1.15	1.03
12/31/18		14.92	0.19		(2.20)	(2.01)	(0.13)	(0.13)	12.65	(13.53)	1,726,176	29	0.63	1.18	1.28
12/31/17		11.98	0.15		3.60	3.75	(0.09)	(0.72)	14.92	31.63	2,022,884	29	0.63	1.18	1.07
12/31/16		11.62	0.13		0.23	0.36	—	—	11.98	3.10	1,099,688	31	0.65	1.20	1.09
12/31/15		12.33	0.16		(0.75)	(0.59)	(0.10)	(0.02)	11.62	(4.84)	979,733	37	0.65	1.22	1.30

Class I
06/30/20		15.72	0.01		(1.79)	(1.78)	—	—	13.94	(11.32)	9,782	21	0.33	0.83	0.15
12/31/19		12.80	0.22		2.70	2.92	—	—	15.72	22.81	10,433	32	0.33	0.85	1.51
12/31/18		15.07	0.41		(2.40)	(1.99)	(0.15)	(0.13)	12.80	(13.22)	6,929	29	0.33	0.88	2.88
12/31/17	‡	12.08	0.22		3.60	3.82	(0.11)	(0.72)	15.07	31.94	715	29	0.40	0.95	1.56
12/31/16		11.69	0.15		0.24	0.39	—	—	12.08	3.34	318	31	0.45	1.00	1.25
12/31/15		12.41	0.14		(0.72)	(0.58)	(0.12)	(0.02)	11.69	(4.74)	301	37	0.43	1.00	1.13

JNL/American Funds New World Fund(g)(h)
Class A
06/30/20		14.40	(0.03)		(0.60)	(0.63)	—	—	13.77	(4.38)	1,320,041	60	0.66	1.34	(0.42)
12/31/19		11.19	0.07		3.14	3.21	—	—	14.40	28.69	1,468,591	38	0.64	1.36	0.55
12/31/18		13.16	0.06		(1.95)	(1.89)	(0.07)	(0.01)	11.19	(14.41)	1,209,431	58	0.64	1.39	0.48
12/31/17		10.24	0.08		2.88	2.96	(0.04)	—	13.16	28.89	1,408,340	56	0.65	1.40	0.64
12/31/16		9.76	0.04		0.44	0.48	—	—	10.24	4.92	904,033	32	0.65	1.40	0.44
12/31/15		11.19	0.02		(0.40)	(0.38)	(0.09)	(0.96)	9.76	(3.57)	797,251	39	0.65	1.42	0.20

Class I
06/30/20		14.59	(0.01)		(0.61)	(0.62)	—	—	13.97	(4.25)	13,737	60	0.36	1.04	(0.10)
12/31/19		11.31	0.14		3.14	3.28	—	—	14.59	29.00	12,999	38	0.34	1.06	1.03
12/31/18		13.28	0.18		(2.05)	(1.87)	(0.09)	(0.01)	11.31	(14.10)	6,532	58	0.34	1.09	1.49
12/31/17	‡	10.32	0.15		2.86	3.01	(0.05)	—	13.28	29.23	612	56	0.41	1.16	1.22
12/31/16		9.82	0.06		0.44	0.50	—	—	10.32	5.09	197	32	0.45	1.20	0.55
12/31/15		11.25	0.05		(0.40)	(0.35)	(0.12)	(0.96)	9.82	(3.33)	185	39	0.43	1.20	0.42

JNL/Vanguard Capital Growth Fund(h)
Class A
06/30/20		13.35	0.15		(0.94)	(0.79)	—	—	12.56	(5.92)	381,283	3	0.59	0.93	2.50
12/31/19		10.61	0.06		2.68	2.74	—	—	13.35	25.82	404,732	5	0.58	0.94	0.49
12/31/18		10.80	0.00		(0.19)	(0.19)	—	—	10.61	(1.76)	278,980	6	0.58	0.98	0.01
12/31/17	*	10.00	(0.02)		0.82	0.80	—	—	10.80	8.00	71,616	7	0.58	0.98	(0.58)

Class I
06/30/20		13.45	0.19		(0.97)	(0.78)	—	—	12.67	(5.80)	9,620	3	0.29	0.63	3.10
12/31/19		10.66	0.09		2.70	2.79	—	—	13.45	26.17	8,349	5	0.28	0.64	0.77
12/31/18		10.82	0.00		(0.16)	(0.16)	—	—	10.66	(1.48)	5,106	6	0.28	0.68	(0.02)
12/31/17	*	10.00	(0.01)		0.83	0.82	—	—	10.82	8.20	113	7	0.28	0.68	(0.28)

JNL/Vanguard Equity Income Fund(h)
Class A
06/30/20		12.35	0.28		(1.93)	(1.65)	—	—	10.70	(13.36)	399,376	24	0.58	0.93	5.13
12/31/19		9.98	0.19		2.18	2.37	—	—	12.35	23.75	359,069	33	0.58	0.94	1.70
12/31/18		10.67	0.10		(0.79)	(0.69)	—	—	9.98	(6.47)	155,905	36	0.58	0.98	0.90
12/31/17	*	10.00	(0.02)		0.69	0.67	—	—	10.67	6.70	29,181	38	0.58	0.98	(0.58)

Class I
06/30/20		12.44	0.31		(1.95)	(1.64)	—	—	10.80	(13.18)	11,862	24	0.28	0.63	5.70
12/31/19		10.03	0.19		2.22	2.41	—	—	12.44	24.03	9,821	33	0.28	0.64	1.67
12/31/18		10.69	0.08		(0.74)	(0.66)	—	—	10.03	(6.17)	3,386	36	0.28	0.68	0.74
12/31/17	*	10.00	(0.01)		0.70	0.69	—	—	10.69	6.90	281	38	0.28	0.68	(0.28)

JNL/Vanguard International Fund(h)
Class A
06/30/20		11.72	0.13		1.14	1.27	—	—	12.99	10.84	688,606	9	0.59	1.08	2.22
12/31/19		8.98	0.08		2.66	2.74	—	—	11.72	30.51	644,058	14	0.58	1.09	0.77
12/31/18		10.34	(0.00)	(k)	(1.36)	(1.36)	—	—	8.98	(13.15)	444,504	16	0.58	1.13	(0.05)
12/31/17	*	10.00	(0.02)		0.36	0.34	—	—	10.34	3.40	78,429	16	0.58	1.13	(0.58)

Class I
06/30/20		11.79	0.15		1.15	1.30	—	—	13.09	11.03	15,361	9	0.29	0.78	2.59
12/31/19		9.01	0.10		2.68	2.78	—	—	11.79	30.85	11,488	14	0.28	0.79	0.96
12/31/18		10.34	(0.00)	(k)	(1.33)	(1.33)	—	—	9.01	(12.86)	5,889	16	0.28	0.83	(0.01)
12/31/17	*	10.00	(0.01)		0.35	0.34	—	—	10.34	3.40	209	16	0.28	0.83	(0.28)

See accompanying Notes to Financial Statements.

43

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/Vanguard Small Company Growth Fund(h)
Class A
06/30/20		12.60	0.04	(1.06)	(1.02)	—	—	11.58	(8.10)	206,399	30		0.68	1.03	0.71
12/31/19		9.90	(0.02)	2.72	2.70	—	—	12.60	27.27	277,732	58		0.65	1.04	(0.15)
12/31/18		10.74	(0.05)	(0.79)	(0.84)	—	—	9.90	(7.82)	267,736	66		0.58	1.08	(0.42)
12/31/17	*	10.00	(0.02)	0.76	0.74	—	—	10.74	7.40	55,805	93		0.58	1.08	(0.58)

Class I
06/30/20		12.69	0.06	(1.07)	(1.01)	—	—	11.68	(7.96)	4,773	30		0.38	0.73	1.04
12/31/19		9.94	0.01	2.74	2.75	—	—	12.69	27.67	5,616	58		0.35	0.74	0.11
12/31/18		10.75	(0.02)	(0.79)	(0.81)	—	—	9.94	(7.53)	3,320	66		0.28	0.78	(0.18)
12/31/17	*	10.00	(0.01)	0.76	0.75	—	—	10.75	7.50	98	93		0.28	0.78	(0.28)

JNL Aggressive Growth Allocation Fund(o)
Class A
06/30/20		14.66	(0.03)	(1.00)	(1.03)	—	—	13.63	(7.03)	1,354,400	11		0.45	0.45	(0.45)
12/31/19		11.63	0.02	3.01	3.03	—	—	14.66	26.05	1,518,439	17		0.45	0.45	0.12
12/31/18		12.99	0.05	(1.41)	(1.36)	—	—	11.63	(10.47)	1,332,619	40		0.45	0.45	0.41
12/31/17		10.70	0.05	2.24	2.29	—	—	12.99	21.40	1,525,405	172	(p)	0.26	0.26	0.45
12/31/16		9.90	0.06	0.74	0.80	—	—	10.70	8.08	884,110	38		0.16	0.16	0.56
12/31/15		10.89	0.15	(0.43)	(0.28)	(0.26)	(0.45)	9.90	(2.63)	761,368	58		0.17	0.17	1.36

Class I
06/30/20		14.76	(0.01)	(1.01)	(1.02)	—	—	13.74	(6.91)	7,126	11		0.15	0.15	(0.15)
12/31/19		11.68	0.07	3.01	3.08	—	—	14.76	26.37	8,400	17		0.15	0.15	0.50
12/31/18		13.00	0.13	(1.45)	(1.32)	—	—	11.68	(10.15)	3,943	40		0.15	0.15	1.05
12/31/17	‡‡	12.40	(0.01)	0.61	0.60	—	—	13.00	4.84	266	172	(p)	0.15	0.15	(0.15)

JNL Conservative Allocation Fund(o)
Class A
06/30/20		12.91	(0.03)	(0.05)	(0.08)	—	—	12.83	(0.62)	604,744	28		0.49	0.49	(0.49)
12/31/19		11.48	0.12	1.31	1.43	—	—	12.91	12.46	461,856	32		0.48	0.49	0.99
12/31/18		11.85	0.16	(0.53)	(0.37)	—	—	11.48	(3.12)	345,579	35		0.50	0.50	1.40
12/31/17		10.98	0.12	0.75	0.87	—	—	11.85	7.92	257,444	167	(p)	0.34	0.34	1.03
12/31/16		10.51	0.10	0.37	0.47	—	—	10.98	4.47	149,066	50		0.22	0.22	0.96
12/31/15		10.93	0.22	(0.40)	(0.18)	(0.12)	(0.12)	10.51	(1.70)	132,938	113		0.23	0.23	2.06

Class I
06/30/20		12.99	(0.01)	(0.05)	(0.06)	—	—	12.93	(0.46)	5,421	28		0.19	0.19	(0.19)
12/31/19		11.52	0.21	1.26	1.47	—	—	12.99	12.76	3,212	32		0.18	0.19	1.71
12/31/18		11.86	0.31	(0.65)	(0.34)	—	—	11.52	(2.87)	431	35		0.19	0.20	2.65
12/31/17	‡‡	11.69	(0.01)	0.18	0.17	—	—	11.86	1.45	7	167	(p)	0.20	0.20	(0.20)

JNL Growth Allocation Fund(o)
Class A
06/30/20		15.25	(0.03)	(0.79)	(0.82)	—	—	14.43	(5.38)	2,152,611	16		0.45	0.45	(0.45)
12/31/19		12.33	0.03	2.89	2.92	—	—	15.25	23.68	2,416,794	13		0.44	0.44	0.23
12/31/18		13.56	0.07	(1.30)	(1.23)	—	—	12.33	(9.07)	2,147,880	34		0.44	0.44	0.51
12/31/17		11.43	0.08	2.05	2.13	—	—	13.56	18.64	2,511,790	156	(p)	0.24	0.24	0.64
12/31/16		10.63	0.07	0.73	0.80	—	—	11.43	7.53	1,844,865	41		0.15	0.15	0.63
12/31/15		11.51	0.18	(0.40)	(0.22)	(0.28)	(0.38)	10.63	(2.00)	1,704,657	57		0.15	0.15	1.53

Class I
06/30/20		15.35	(0.01)	(0.79)	(0.80)	—	—	14.55	(5.21)	11,646	16		0.15	0.15	(0.15)
12/31/19		12.38	0.08	2.89	2.97	—	—	15.35	23.99	11,688	13		0.14	0.14	0.57
12/31/18		13.58	0.19	(1.39)	(1.20)	—	—	12.38	(8.84)	5,905	34		0.14	0.14	1.38
12/31/17	‡‡	13.02	(0.01)	0.57	0.56	—	—	13.58	4.30	622	156	(p)	0.15	0.15	(0.15)

JNL Moderate Allocation Fund(o)
Class A
06/30/20		14.47	(0.03)	(0.14)	(0.17)	—	—	14.30	(1.17)	2,527,164	16		0.48	0.48	(0.48)
12/31/19		12.51	0.10	1.86	1.96	—	—	14.47	15.67	611,892	22		0.48	0.48	0.74
12/31/18		13.16	0.13	(0.78)	(0.65)	—	—	12.51	(4.94)	492,913	31		0.49	0.50	0.99
12/31/17		11.91	0.12	1.13	1.25	—	—	13.16	10.50	480,115	137	(p)	0.31	0.31	0.95
12/31/16		11.32	0.09	0.50	0.59	—	—	11.91	5.21	447,357	42		0.22	0.22	0.82
12/31/15		11.91	0.21	(0.36)	(0.15)	(0.18)	(0.26)	11.32	(1.33)	428,424	93		0.23	0.23	1.79

Class I
06/30/20		14.56	(0.01)	(0.13)	(0.14)	—	—	14.42	(0.96)	10,573	16		0.18	0.18	(0.17)
12/31/19		12.55	0.22	1.79	2.01	—	—	14.56	16.02	5,976	22		0.18	0.18	1.59
12/31/18		13.17	0.25	(0.87)	(0.62)	—	—	12.55	(4.71)	2,621	31		0.19	0.20	1.94
12/31/17	‡‡	12.88	(0.01)	0.30	0.29	—	—	13.17	2.25	552	137	(p)	0.25	0.25	(0.25)

See accompanying Notes to Financial Statements.

44

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL Moderate Growth Allocation Fund(o)
Class A
06/30/20		15.30	(0.03)	(0.51)	(0.54)	—	—	14.76	(3.53)	4,506,980	19		0.45	0.45	(0.45)
12/31/19		12.80	0.06	2.44	2.50	—	—	15.30	19.53	2,368,779	17		0.44	0.44	0.45
12/31/18		13.71	0.11	(1.02)	(0.91)	—	—	12.80	(6.64)	2,159,584	29		0.44	0.44	0.79
12/31/17		11.97	0.09	1.65	1.74	—	—	13.71	14.54	2,483,124	168	(p)	0.26	0.26	0.66
12/31/16		11.16	0.08	0.73	0.81	—	—	11.97	7.26	1,417,843	44		0.15	0.15	0.67
12/31/15		11.93	0.21	(0.42)	(0.21)	(0.29)	(0.27)	11.16	(1.81)	1,312,128	57		0.15	0.15	1.78

Class I
06/30/20		15.40	(0.01)	(0.50)	(0.51)	—	—	14.89	(3.31)	5,685	19		0.15	0.15	(0.15)
12/31/19		12.85	0.14	2.41	2.55	—	—	15.40	19.84	4,297	17		0.14	0.14	0.97
12/31/18		13.72	0.25	(1.12)	(0.87)	—	—	12.85	(6.34)	1,895	29		0.14	0.14	1.88
12/31/17	‡‡	13.28	0.00	0.44	0.44	—	—	13.72	3.31	1	168	(p)	—	—	0.00

JNL/American Funds Growth Allocation Fund(g)
Class A
06/30/20		19.06	0.07	(0.19)	(0.12)	—	—	18.94	(0.63)	2,791,424	7		0.64	0.64	0.74
12/31/19		15.45	0.24	3.37	3.61	—	—	19.06	23.37	2,808,536	19		0.64	0.64	1.36
12/31/18		16.33	0.20	(1.08)	(0.88)	—	—	15.45	(5.39)	2,277,300	14		0.64	0.64	1.19
12/31/17		13.54	0.12	2.67	2.79	—	—	16.33	20.61	2,090,329	55		0.64	0.64	0.79
12/31/16		12.60	0.16	0.78	0.94	—	—	13.54	7.46	1,359,847	19		0.65	0.65	1.23
12/31/15		12.95	0.14	(0.09)	0.05	(0.12)	(0.28)	12.60	0.37	984,397	2		0.65	0.67	1.08

Class I
06/30/20		19.20	0.10	(0.19)	(0.09)	—	—	19.11	(0.47)	20,538	7		0.34	0.34	1.09
12/31/19		15.52	0.31	3.37	3.68	—	—	19.20	23.71	16,654	19		0.34	0.34	1.75
12/31/18		16.35	0.40	(1.23)	(0.83)	—	—	15.52	(5.08)	9,327	14		0.34	0.34	2.44
12/31/17	‡‡	15.63	0.22	0.50	0.72	—	—	16.35	4.61	268	55		0.35	0.35	5.07

JNL/American Funds Moderate Growth Allocation Fund(g)
Class A
06/30/20		16.86	0.08	0.06	0.14	—	—	17.00	0.83	2,367,089	7		0.64	0.64	0.95
12/31/19		14.21	0.26	2.39	2.65	—	—	16.86	18.65	2,441,777	22		0.64	0.64	1.69
12/31/18		14.89	0.23	(0.91)	(0.68)	—	—	14.21	(4.57)	2,131,575	25		0.64	0.64	1.55
12/31/17		12.87	0.12	1.90	2.02	—	—	14.89	15.70	2,218,378	57		0.64	0.64	0.85
12/31/16		11.99	0.19	0.69	0.88	—	—	12.87	7.34	1,708,441	15		0.65	0.65	1.54
12/31/15		12.33	0.18	(0.20)	(0.02)	(0.13)	(0.19)	11.99	(0.15)	1,184,420	2		0.65	0.67	1.40

Class I
06/30/20		16.98	0.10	0.07	0.17	—	—	17.15	1.00	15,889	7		0.34	0.34	1.25
12/31/19		14.27	0.36	2.35	2.71	—	—	16.98	18.99	15,462	22		0.34	0.34	2.24
12/31/18		14.91	0.39	(1.03)	(0.64)	—	—	14.27	(4.29)	7,932	25		0.34	0.34	2.57
12/31/17	‡‡	14.41	0.24	0.26	0.50	—	—	14.91	3.47	568	57		0.35	0.35	6.09

JNL/DFA Growth Allocation Fund(g)
Class A
06/30/20		11.53	0.04	(0.99)	(0.95)	—	—	10.58	(8.24)	205,659	10		0.54	0.65	0.74
12/31/19		9.72	0.15	1.93	2.08	(0.15)	(0.12)	11.53	21.46	212,639	45		0.56	0.65	1.42
12/31/18		10.88	0.20	(1.36)	(1.16)	—	—	9.72	(10.65)	156,272	11		0.60	0.65	1.91
12/31/17	*	10.00	0.20	1.03	1.23	(0.34)	(0.01)	10.88	12.23	80,204	3		0.60	0.65	2.72

Class I
06/30/20		11.58	0.06	(1.00)	(0.94)	—	—	10.64	(8.12)	5,476	10		0.19	0.35	1.13
12/31/19		9.75	0.21	1.91	2.12	(0.17)	(0.12)	11.58	21.85	4,916	45		0.21	0.35	1.88
12/31/18		10.88	0.31	(1.44)	(1.13)	—	—	9.75	(10.37)	2,738	11		0.25	0.35	2.93
12/31/17	*‡‡	10.69	0.09	0.45	0.54	(0.34)	(0.01)	10.88	5.07	77	3		0.25	0.35	3.18

JNL/DFA Moderate Growth Allocation Fund(g)
Class A
06/30/20		11.39	0.05	(0.60)	(0.55)	—	—	10.84	(4.83)	169,956	12		0.56	0.65	0.85
12/31/19		9.86	0.17	1.63	1.80	(0.16)	(0.11)	11.39	18.40	168,481	35		0.58	0.65	1.55
12/31/18		10.71	0.22	(1.07)	(0.85)	—	—	9.86	(7.93)	123,206	10		0.60	0.65	2.10
12/31/17	*	10.00	0.20	0.78	0.98	(0.26)	(0.01)	10.71	9.79	63,960	5		0.61	0.65	2.68

Class I
06/30/20		11.46	0.06	(0.59)	(0.53)	—	—	10.93	(4.62)	5,365	12		0.21	0.35	1.18
12/31/19		9.91	0.21	1.64	1.85	(0.19)	(0.11)	11.46	18.76	5,555	35		0.23	0.35	1.94
12/31/18		10.72	0.32	(1.13)	(0.81)	—	—	9.91	(7.55)	3,759	10		0.25	0.35	3.08
12/31/17	*‡‡	10.57	0.12	0.31	0.43	(0.27)	(0.01)	10.72	4.03	174	5		0.26	0.35	4.28

See accompanying Notes to Financial Statements.

45

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/Goldman Sachs 4 Fund(m)(o)
Class A
06/30/20		23.92	(0.04)	(3.74)	(3.78)	—	—	20.14	(15.80)	4,957,516	0		0.35	0.35	(0.35)
12/31/19		19.13	0.48	4.31	4.79	—	—	23.92	25.04	6,455,609	11		0.35	0.35	2.20
12/31/18		20.41	0.37	(1.65)	(1.28)	—	—	19.13	(6.27)	5,878,323	7		0.35	0.35	1.76
12/31/17		17.69	0.37	2.35	2.72	—	—	20.41	15.38	7,125,698	102	(p)	0.13	0.13	2.02
12/31/16		16.04	0.32	1.33	1.65	—	—	17.69	10.29	7,122,476	7		0.05	0.05	1.91
12/31/15		18.47	0.28	(1.19)	(0.91)	(0.85)	(0.67)	16.04	(5.04)	6,370,591	3		0.05	0.05	1.56

Class I
06/30/20		24.08	(0.01)	(3.76)	(3.77)	—	—	20.31	(15.66)	13,536	0		0.05	0.05	(0.05)
12/31/19		19.20	0.69	4.19	4.88	—	—	24.08	25.42	12,073	11		0.05	0.05	3.12
12/31/18		20.42	0.71	(1.93)	(1.22)	—	—	19.20	(5.97)	5,654	7		0.05	0.05	3.37
12/31/17	‡‡	18.63	0.00	1.79	1.79	—	—	20.42	9.61	826	102	(p)	0.06	0.06	(0.06)

JNL/Goldman Sachs Managed Aggressive Growth Fund(m)(o)
Class A
06/30/20		26.27	(0.05)	(0.70)	(0.75)	—	—	25.52	(2.86)	2,171,890	12		0.45	0.45	(0.45)
12/31/19		20.72	(0.01)	5.56	5.55	—	—	26.27	26.79	2,323,412	13		0.45	0.45	(0.05)
12/31/18		22.21	0.10	(1.59)	(1.49)	—	—	20.72	(6.71)	1,998,398	11		0.44	0.44	0.43
12/31/17		18.02	0.13	4.06	4.19	—	—	22.21	23.25	2,233,446	112	(p)	0.23	0.23	0.63
12/31/16		17.00	0.09	0.93	1.02	—	—	18.02	6.00	1,841,402	16		0.15	0.15	0.52
12/31/15		17.04	0.12	(0.16)	(0.04)	—	—	17.00	(0.23)	1,824,889	14		0.15	0.15	0.66

Class I
06/30/20		26.45	(0.02)	(0.70)	(0.72)	—	—	25.73	(2.72)	10,413	12		0.15	0.15	(0.15)
12/31/19		20.80	0.08	5.57	5.65	—	—	26.45	27.16	11,399	13		0.15	0.15	0.32
12/31/18		22.23	0.32	(1.75)	(1.43)	—	—	20.80	(6.43)	5,471	11		0.14	0.14	1.41
12/31/17	‡‡	20.99	(0.01)	1.25	1.24	—	—	22.23	5.91	55	112	(p)	0.15	0.15	(0.15)

JNL/Goldman Sachs Managed Conservative Fund(m)(o)
Class A
06/30/20		14.56	(0.03)	0.09	0.06	—	—	14.62	0.41	1,177,559	23		0.45	0.45	(0.45)
12/31/19		13.11	0.11	1.34	1.45	—	—	14.56	11.06	1,206,602	19		0.45	0.45	0.81
12/31/18		13.42	0.19	(0.50)	(0.31)	—	—	13.11	(2.31)	1,221,090	12		0.45	0.45	1.44
12/31/17		12.56	0.16	0.70	0.86	—	—	13.42	6.85	1,481,929	109	(p)	0.23	0.23	1.20
12/31/16		11.96	0.15	0.45	0.60	—	—	12.56	5.02	1,586,568	16		0.15	0.15	1.19
12/31/15		12.15	0.25	(0.44)	(0.19)	—	—	11.96	(1.56)	1,535,310	14		0.15	0.15	2.03

Class I
06/30/20		14.62	(0.01)	0.09	0.08	—	—	14.70	0.55	1,581	23		0.15	0.15	(0.15)
12/31/19		13.13	0.23	1.26	1.49	—	—	14.62	11.35	2,084	19		0.15	0.15	1.66
12/31/18		13.44	0.53	(0.84)	(0.31)	—	—	13.13	(2.31)	565	12		0.15	0.15	4.00
12/31/17	‡‡	13.26	0.00	0.18	0.18	—	—	13.44	1.36	1	109	(p)	—	—	0.00

JNL/Goldman Sachs Managed Growth Fund(m)(o)
Class A
06/30/20		22.07	(0.04)	(0.41)	(0.45)	—	—	21.62	(2.04)	4,993,776	14		0.43	0.43	(0.43)
12/31/19		17.74	(0.01)	4.34	4.33	—	—	22.07	24.41	5,466,360	15		0.43	0.43	(0.07)
12/31/18		18.86	0.12	(1.24)	(1.12)	—	—	17.74	(5.94)	4,919,498	13		0.43	0.43	0.62
12/31/17		15.58	0.11	3.17	3.28	—	—	18.86	21.05	5,682,182	111	(p)	0.22	0.22	0.64
12/31/16		14.71	0.09	0.78	0.87	—	—	15.58	5.91	5,049,708	15		0.14	0.14	0.63
12/31/15		14.74	0.11	(0.14)	(0.03)	—	—	14.71	(0.20)	4,958,666	11		0.14	0.14	0.77

Class I
06/30/20		22.22	(0.01)	(0.41)	(0.42)	—	—	21.80	(1.89)	9,719	14		0.13	0.13	(0.13)
12/31/19		17.81	0.05	4.36	4.41	—	—	22.22	24.76	8,149	15		0.13	0.13	0.24
12/31/18		18.87	0.32	(1.38)	(1.06)	—	—	17.81	(5.62)	4,423	13		0.13	0.13	1.66
12/31/17	‡‡	17.91	(0.01)	0.97	0.96	—	—	18.87	5.36	245	111	(p)	0.14	0.14	(0.14)

JNL/Goldman Sachs Managed Moderate Fund(m)(o)
Class A
06/30/20		17.11	(0.04)	0.03	(0.01)	—	—	17.10	(0.06)	2,720,477	18		0.44	0.44	(0.44)
12/31/19		14.90	0.11	2.10	2.21	—	—	17.11	14.83	2,909,925	16		0.44	0.44	0.71
12/31/18		15.43	0.18	(0.71)	(0.53)	—	—	14.90	(3.43)	2,858,779	9		0.44	0.44	1.15
12/31/17		13.88	0.14	1.41	1.55	—	—	15.43	11.17	3,315,407	108	(p)	0.22	0.22	0.96
12/31/16		13.15	0.13	0.60	0.73	—	—	13.88	5.55	3,276,357	9		0.14	0.14	0.97
12/31/15		13.30	0.24	(0.39)	(0.15)	—	—	13.15	(1.13)	3,256,103	11		0.14	0.14	1.80

Class I
06/30/20		17.23	(0.01)	0.02	0.01	—	—	17.24	0.06	4,276	18		0.14	0.14	(0.14)
12/31/19		14.95	0.18	2.10	2.28	—	—	17.23	15.25	3,286	16		0.14	0.14	1.09
12/31/18		15.44	0.27	(0.76)	(0.49)	—	—	14.95	(3.17)	2,458	9		0.14	0.14	1.77
12/31/17	‡‡	15.06	(0.01)	0.39	0.38	—	—	15.44	2.52	113	108	(p)	0.14	0.14	(0.14)

See accompanying Notes to Financial Statements.

46

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/Goldman Sachs Managed Moderate Growth Fund(m)(o)
Class A
06/30/20		19.87	(0.04)		(0.21)	(0.25)	—	—	19.62	(1.26)	5,245,540	16		0.43	0.43	(0.43)
12/31/19		16.68	0.09		3.10	3.19	—	—	19.87	19.12	5,740,456	16		0.43	0.43	0.47
12/31/18		17.54	0.15		(1.01)	(0.86)	—	—	16.68	(4.90)	5,467,006	10		0.43	0.43	0.86
12/31/17		15.12	0.13		2.29	2.42	—	—	17.54	16.01	6,379,304	108	(p)	0.22	0.22	0.78
12/31/16		14.31	0.11		0.70	0.81	—	—	15.12	5.66	6,050,202	13		0.14	0.14	0.73
12/31/15		14.43	0.21		(0.33)	(0.12)	—	—	14.31	(0.83)	6,066,472	13		0.14	0.14	1.41

Class I
06/30/20		20.01	(0.01)		(0.21)	(0.22)	—	—	19.79	(1.10)	5,513	16		0.13	0.13	(0.13)
12/31/19		16.74	0.12		3.15	3.27	—	—	20.01	19.53	5,836	16		0.13	0.13	0.66
12/31/18		17.56	0.35		(1.17)	(0.82)	—	—	16.74	(4.67)	7,485	10		0.13	0.13	1.95
12/31/17	‡‡	16.90	(0.01)		0.67	0.66	—	—	17.56	3.91	846	108	(p)	0.14	0.14	(0.14)

JNL/Mellon Index 5 Fund(o)
Class A
06/30/20		16.36	(0.03)		(1.20)	(1.23)	—	—	15.13	(7.52)	1,121,250	0		0.35	0.35	(0.35)
12/31/19		13.48	0.19		2.69	2.88	—	—	16.36	21.37	1,371,241	13		0.36	0.36	1.25
12/31/18		14.62	0.22		(1.36)	(1.14)	—	—	13.48	(7.80)	857,993	9		0.35	0.35	1.52
12/31/17		12.68	0.20		1.74	1.94	—	—	14.62	15.30	1,025,322	109	(p)	0.14	0.14	1.47
12/31/16		11.33	0.04		1.31	1.35	—	—	12.68	11.92	846,638	6		0.05	0.05	0.31
12/31/15		12.16	0.17		(0.34)	(0.17)	(0.22)	(0.44)	11.33	(1.47)	757,495	5		0.05	0.05	1.35

Class I
06/30/20		16.48	(0.00)	(k)	(1.21)	(1.21)	—	—	15.27	(7.34)	1,651	0		0.05	0.05	(0.05)
12/31/19		13.54	0.21		2.73	2.94	—	—	16.48	21.71	1,170	13		0.06	0.06	1.35
12/31/18		14.63	0.74		(1.83)	(1.09)	—	—	13.54	(7.45)	883	9		0.05	0.05	5.15
12/31/17	‡‡	13.88	0.00		0.75	0.75	—	—	14.63	5.40	1	109	(p)	—	—	0.00

JNL/Vanguard Global Bond Market Index Fund
Class A
06/30/20		10.91	0.07		0.38	0.45	—	—	11.36	4.12	150,443	18		0.57	0.65	1.18
12/31/19		10.14	0.31		0.46	0.77	—	—	10.91	7.59	132,322	23		0.55	0.65	2.89
12/31/18		10.05	0.28		(0.19)	0.09	—	—	10.14	0.90	70,213	19		0.55	0.65	2.80
12/31/17	*	10.00	0.14		(0.09)	0.05	—	—	10.05	0.50	13,791	23		0.58	0.68	5.33

Class I
06/30/20		11.00	0.08		0.38	0.46	—	—	11.46	4.18	4,469	18		0.27	0.35	1.47
12/31/19		10.18	0.39		0.43	0.82	—	—	11.00	8.05	3,827	23		0.25	0.35	3.60
12/31/18		10.06	0.35		(0.23)	0.12	—	—	10.18	1.19	1,293	19		0.25	0.35	3.47
12/31/17	*	10.00	0.12		(0.06)	0.06	—	—	10.06	0.60	16	23		0.28	0.38	4.62

JNL/Vanguard International Stock Market Index Fund
Class A
06/30/20		10.74	0.05		(1.21)	(1.16)	—	—	9.58	(10.80)	325,900	6		0.60	0.65	0.99
12/31/19		8.88	0.28		1.58	1.86	—	—	10.74	20.95	339,835	7		0.58	0.65	2.86
12/31/18		10.45	0.25		(1.82)	(1.57)	—	—	8.88	(15.02)	221,452	18		0.58	0.65	2.55
12/31/17	*	10.00	0.11		0.34	0.45	—	—	10.45	4.50	118,273	65		0.58	0.65	3.95

Class I
06/30/20		10.80	0.06		(1.20)	(1.14)	—	—	9.66	(10.56)	8,192	6		0.30	0.35	1.31
12/31/19		8.91	0.32		1.57	1.89	—	—	10.80	21.21	8,194	7		0.28	0.35	3.24
12/31/18		10.45	0.34		(1.88)	(1.54)	—	—	8.91	(14.74)	4,611	18		0.28	0.35	3.47
12/31/17	*	10.00	0.13		0.32	0.45	—	—	10.45	4.50	189	65		0.28	0.35	4.58

JNL/Vanguard U.S. Stock Market Index Fund
Class A
06/30/20		13.13	0.07		(0.56)	(0.49)	—	—	12.64	(3.73)	608,223	8		0.55	0.60	1.24
12/31/19		10.09	0.18		2.86	3.04	—	—	13.13	30.13	571,857	20		0.54	0.60	1.50
12/31/18		10.71	0.17		(0.79)	(0.62)	—	—	10.09	(5.79)	265,605	7		0.54	0.60	1.58
12/31/17	*	10.00	0.09		0.62	0.71	—	—	10.71	7.10	52,541	67		0.54	0.60	3.33

Class I
06/30/20		13.23	0.10		(0.57)	(0.47)	—	—	12.76	(3.55)	15,743	8		0.25	0.30	1.60
12/31/19		10.14	0.22		2.87	3.09	—	—	13.23	30.47	14,065	20		0.24	0.30	1.82
12/31/18		10.72	0.23		(0.81)	(0.58)	—	—	10.14	(5.41)	5,260	7		0.24	0.30	2.07
12/31/17	*	10.00	0.20		0.52	0.72	—	—	10.72	7.20	103	67		0.24	0.30	7.15

See accompanying Notes to Financial Statements.

47

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

*

Commencement of operations was as follows: August 13, 2018 - JNL/American Funds Capital Income Builder Fund; April 24, 2017 - JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund; September 25, 2017 - JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, JNL/Vanguard Small Company Growth Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard U.S. Stock Market Index Fund.

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The ratios of net investment income(loss) and expenses to average net assets for both the Master and Feeder Fund are as follows:

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
JNL/American Funds Balanced Fund
Class A
6/30/20	0.92	1.22	0.06
12/31/19	0.90	1.23	1.45
12/31/18	0.86	1.26	1.26
12/31/17	0.89	1.20	1.87
Class I
6/30/20	0.62	0.92	0.42
12/31/19	0.60	0.93	1.97
12/31/18	0.56	0.96	2.60
12/31/17	0.67	0.97	2.10
JNL/American Funds Blue Chip Income and Growth Fund
Class A
6/30/20	1.02	1.40	(0.09)
12/31/19	1.01	1.40	1.24
12/31/18	0.99	1.42	1.13
12/31/17	1.00	1.43	1.26
12/31/16	1.00	1.43	1.49
12/31/15	1.01	1.46	1.24
Class I
6/30/20	0.72	1.10	0.27
12/31/19	0.71	1.10	2.11
12/31/18	0.69	1.12	3.17
12/31/17	0.77	1.20	1.76
12/31/16	0.80	1.23	1.82
12/31/15	0.79	1.24	1.30
JNL/American Funds Capital Income Builder Fund
Class A
6/30/20	1.06	1.37	2.28
12/31/19	1.11	1.47	2.30
12/31/18	1.15	1.52	3.55
Class I
6/30/20	0.76	1.07	2.44
12/31/19	0.81	1.17	2.55
12/31/18	0.79	1.22	5.16
JNL/American Funds Capital World Bond Fund
Class A
6/30/20	1.13	1.59	(0.69)
12/31/19	1.11	1.60	0.69
12/31/18	1.10	1.62	1.20
12/31/17	1.09	1.61	(0.51)
12/31/16	1.12	1.62	(0.34)
12/31/15	1.12	1.64	(1.03)
Class I
6/30/20	0.83	1.29	(0.35)
12/31/19	0.81	1.30	1.26
12/31/18	0.80	1.32	2.44
12/31/17	0.86	1.38	(0.07)
12/31/16	0.92	1.42	(0.15)
12/31/15	0.90	1.42	(0.81)
JNL/American Funds Global Growth Fund
Class A
6/30/20	1.11	1.61	(0.62)
12/31/19	1.10	1.63	0.49
12/31/18	1.05	1.65	0.04
12/31/17	1.07	1.67	(0.03)
12/31/16	1.08	1.68	0.09
12/31/15	1.07	1.68	0.69
Class I
6/30/20	0.81	1.31	(0.28)
12/31/19	0.80	1.33	0.96

See accompanying Notes to Financial Statements.

48

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
12/31/18	0.75	1.35	0.85
12/31/17	0.80	1.40	7.23
JNL/American Funds Global Small Capitalization Fund
Class A
6/30/20	1.30	1.80	(0.87)
12/31/19	1.30	1.82	(0.91)
12/31/18	1.28	1.83	(0.94)
12/31/17	1.28	1.83	(0.60)
12/31/16	1.29	1.84	(0.78)
12/31/15	1.28	1.85	(1.28)
Class I
6/30/20	1.00	1.50	(0.57)
12/31/19	1.00	1.52	(0.56)
12/31/18	0.98	1.53	(0.43)
12/31/17	1.04	1.59	(0.12)
12/31/16	1.09	1.64	(0.58)
12/31/15	1.07	1.64	(1.07)
JNL/American Funds Growth Fund
Class A
6/30/20	0.95	1.40	(0.25)
12/31/19	0.95	1.43	0.18
12/31/18	0.94	1.49	(0.09)
12/31/17	0.97	1.52	(0.16)
12/31/16	0.97	1.52	0.13
12/31/15	1.03	1.53	0.05
Class I
6/30/20	0.65	1.10	0.03
12/31/19	0.65	1.13	0.50
12/31/18	0.64	1.19	0.59
12/31/17	0.70	1.25	5.82
JNL/American Funds Growth-Income Fund
Class A
6/30/20	0.93	1.23	0.35
12/31/19	0.93	1.25	1.01
12/31/18	0.92	1.27	0.79
12/31/17	0.93	1.28	0.82
12/31/16	0.96	1.31	0.91
12/31/15	0.96	1.33	0.74
Class I
6/30/20	0.63	0.93	0.35
12/31/19	0.63	0.95	1.58
12/31/18	0.62	0.97	2.41
12/31/17	0.69	1.04	2.13
12/31/16	0.76	1.11	1.00
12/31/15	0.74	1.11	0.73
JNL/American Funds International Fund
Class A
6/30/20	1.18	1.68	(0.71)
12/31/19	1.17	1.69	0.49
12/31/18	1.16	1.71	0.75
12/31/17	1.16	1.71	0.54
12/31/16	1.19	1.74	0.55
12/31/15	1.19	1.76	0.76
Class I
6/30/20	0.88	1.38	(0.40)
12/31/19	0.87	1.39	0.97
12/31/18	0.86	1.41	2.35
12/31/17	0.93	1.48	1.03
12/31/16	0.99	1.54	0.71
12/31/15	0.97	1.54	0.59
JNL/American Funds New World Fund
Class A
6/30/20	1.43	2.11	(1.19)
12/31/19	1.40	2.12	(0.21)
12/31/18	1.41	2.16	(0.29)
12/31/17	1.42	2.17	(0.13)
12/31/16	1.43	2.18	(0.34)
12/31/15	1.44	2.21	(0.59)
Class I

See accompanying Notes to Financial Statements.

49

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
6/30/20	1.13	1.81	(0.87)
12/31/19	1.10	1.82	0.27
12/31/18	1.11	1.86	0.72
12/31/17	1.18	1.93	0.45
12/31/16	1.23	1.98	(0.23)
12/31/15	1.22	1.99	(0.37)
JNL/Vanguard Capital Growth Fund
Class A
6/30/20	0.93	1.27	2.16
12/31/19	0.92	1.28	0.15
12/31/18	0.92	1.32	(0.33)
12/31/17	0.94	1.34	(0.94)
Class I
6/30/20	0.63	0.97	2.76
12/31/19	0.62	0.98	0.43
12/31/18	0.62	1.02	(0.36)
12/31/17	0.64	1.04	(0.64)
JNL/Vanguard Equity Income Fund
Class A
6/30/20	0.88	1.23	4.83
12/31/19	0.88	1.24	1.40
12/31/18	0.87	1.27	0.61
12/31/17	0.89	1.29	(0.89)
Class I
6/30/20	0.58	0.93	5.40
12/31/19	0.58	0.94	1.37
12/31/18	0.57	0.97	0.45
12/31/17	0.59	0.99	(0.59)
JNL/Vanguard International Fund
Class A
6/30/20	0.98	1.47	1.83
12/31/19	0.96	1.47	0.39
12/31/18	0.95	1.50	(0.42)
12/31/17	0.97	1.52	(0.97)
Class I
06/30/20	0.68	1.17	2.20
12/31/19	0.66	1.17	0.58
12/31/18	0.65	1.20	(0.38)
12/31/17	0.67	1.22	(0.67)
JNL/Vanguard Small Company Growth Fund
Class A
6/30/20	0.98	1.33	0.41
12/31/19	0.97	1.36	(0.47)
12/31/18	0.90	1.40	(0.74)
12/31/17	0.92	1.42	(0.92)
Class I
6/30/20	0.68	1.03	0.74
12/31/19	0.67	1.06	(0.21)
12/31/18	0.60	1.10	(0.50)
12/31/17	0.62	1.12	(0.62)

See accompanying Notes to Financial Statements.

50

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

(b)	Annualized for periods less than one year.
(c)	Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Master Feeder Funds reflects each Master Fund’s portfolio purchases and sales.

(f)

The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(h)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(i)

Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund, formerly known as JNL/Capital Guardian Global Balanced Fund was 112%, 79% and 18% in 2015 and 2016 and for the period January 1, 2017 to April 23, 2017, respectively. Portfolio turnover excluding dollar rolls was 14% for the period January 1, 2017 to April 23, 2017. Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund’s Master Fund was 85%, 86%, 79% and 63% in 2017, 2018, 2019 and 2020 respectively.

(j)	Effective April 24, 2017, the JNL/American Funds Balanced Fund became a Feeder Fund. Prior to April 24, 2017, the Fund was a Sub-Advised Fund named JNL/Capital Guardian Global Balanced Fund.
(k)	Amount represents less than $0.005.
(l)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund's Master Fund was 98%, 72%, and 118% in 2018, 2019 and 2020 respectively.
(m)

Effective April 27, 2020, JNL/American Funds Global Bond Fund name was changed to JNL/American Funds Capital World Bond Fund, JNL/S&P 4 Fund name was changed to JNL/Goldman Sachs 4 Fund, JNL/S&P Managed Aggressive Growth Fund name was changed to JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/S&P Managed Conservative Fund name was changed to JNL/Goldman Sachs Managed Conservative Fund, JNL/S&P Managed Growth Fund name was changed to JNL/Goldman Sachs Managed Growth Fund, JNL/S&P Managed Moderate Fund name was changed to JNL/Goldman Sachs Managed Moderate Fund and JNL/S&P Managed Moderate Growth Fund name was changed to JNL/Goldman Sachs Managed Moderate Growth Fund.

(n)

Portfolio turnover including dollar roll transactions for JNL/American Funds Capital World Bond Fund's Master Fund was 159%, 154%, 105%, 125%, 159% and 84% in 2015, 2016, 2017, 2018, 2019 and 2020 respectively.

(o)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each underlying fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each underlying fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(p)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Aggressive Growth Allocation Fund: 51%, JNL Conservative Allocation Fund: 47%, JNL Growth Allocation Fund: 49%, JNL Moderate Allocation Fund: 48%, JNL Moderate Growth Allocation Fund: 44%, JNL/Mellon Index 5 Fund: 5%, JNL/Goldman Sachs 4 Fund: 5%, JNL/Goldman Sachs Managed Aggressive Growth Fund: 18%, JNL/Goldman Sachs Managed Conservative Fund: 12%, JNL/Goldman Sachs Managed Growth Fund: 15%, JNL/Goldman Sachs Managed Moderate Fund: 12%, JNL/Goldman Sachs Managed Moderate Growth Fund: 11%.

See accompanying Notes to Financial Statements.

51

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2020 consisted of one-hundred and thirty-nine (139) separate funds. Information in these financial statements pertains to thirty-three (33) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc owns a majority interest in Jackson Financial Inc. and is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Effective July 17, 2020, Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Adviser are:

Fund:	Adviser/Sub-Adviser:

JNL/American Funds® Balanced Fund, JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds® Capital Income Builder Fund, JNL/American Funds® Capital World Bond Fund, JNL/American Funds® Global Growth Fund, JNL/American Funds® Global Small Capitalization Fund, JNL/American Funds® Growth Fund, JNL/American Funds® Growth-Income Fund, JNL/American Funds® International Fund and JNL/American Funds® New World Fund. These Funds are collectively known as "JNL/American Funds Master Feeder Funds".

JNAM (Adviser to each Master Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Vanguard Capital Growth Fund (PRIMECAP Management Company), JNL/Vanguard Equity Income Fund (The Vanguard Group, Inc. and Wellington Management Company LLP), JNL/Vanguard International Fund (Baillie Gifford Overseas Ltd., Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd.) and JNL/Vanguard Small Company Growth Fund (The Vanguard Group, Inc. and ArrowMark Colorado Holdings, LLC). These Funds are collectively known as “JNL/Vanguard Master Feeder Funds”.*

JNAM (Adviser to each Master Feeder Fund)

PRIMECAP Management Company, The Vanguard Group, Inc., Wellington Management Company LLP, Baillie Gifford Overseas Ltd., Schroder Investment Management North America Inc., Schroder Investment Management North America Ltd. and ArrowMark Colorado Holdings, LLC. (Investment Advisers or Sub-Adviser to each Master Fund)

JNL/American Funds Growth Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund. These Funds are collectively known as “JNL/DFA Funds”.

JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund and JNL Moderate Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”.

JNL/Mellon Index 5 Fund and JNL/Goldman Sachs 4 Fund.

JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard U.S. Stock Market Index Fund. These Funds are collectively known as “JNL/Vanguard Funds Funds of Funds”.

JNAM

JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund and JNL/Goldman Sachs Managed Moderate Growth Fund. These Funds are collectively known as "JNL/Goldman Sachs Funds".

Goldman Sachs Asset Management, L.P.

* Investment Advisers or Sub Adviser to each Fund’s Master Fund are identified in parentheses.

Each Fund, except the JNL/American Funds Master Feeder Funds and JNL/Vanguard Master Feeder Funds, operates under a “Fund of Funds” structure, investing all of its assets in other affiliated or unaffiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”).

Each of the JNL/American Funds Master Feeder Funds and JNL/Vanguard Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its respective investment objective by investing all of its assets in a separate mutual fund (“Master Fund”). Each Master Fund is a series of the American Funds Insurance Series® or Vanguard Variable Insurance Fund, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of June 30, 2020, the JNL/American Funds Master Feeder Funds and JNL/Vanguard

52

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Master Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund 6.20%, JNL/American Funds Blue Chip Income and Growth Fund 34.47%, JNL/American Funds Capital Income Builder Fund 14.81%, JNL/American Funds Capital World Bond Fund 21.87%, JNL/American Funds Global Growth Fund 7.79%, JNL/American Funds Global Small Capitalization Fund 15.42%, JNL/American Funds Growth Fund 5.88%, JNL/American Funds Growth-Income Fund 21.61%, JNL/American Funds International Fund 18.01%, JNL/American Funds New World Fund 38.69%, JNL/Vanguard Capital Growth Fund 21.84%, JNL/Vanguard Equity Income Fund 25.05%, JNL/Vanguard International Fund 16.90% and JNL/Vanguard Small Company Growth Fund 11.67%. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report. This report should be read in conjunction with the Master Funds’ shareholder reports. The Master Funds' shareholder reports are also available on the SEC’s website at www.sec.gov.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Capital World Bond Fund and JNL/Vanguard Funds Funds of Funds.

Each Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. On April 27, 2020, the following funds of Jackson Variable Series Trust were redomiciled into the JNL Series Trust. Each of these funds was created within the JNL Series Trust to facilitate the acquisition of each respective fund with the same name from Jackson Variable Series Trust. Although the funds of Jackson Variable Series Trust were legally dissolved, they are considered the accounting survivors for financial reporting purposes, and as a result, the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights reflect activity of the acquiring funds formerly in Jackson Variable Series Trust for periods prior to April 27, 2020.

Redomiciled Fund
JNL Conservative Allocation Fund
JNL Moderate Allocation Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Growth Fund

The following mergers became effective after the close of business on April 24, 2020, for the Funds indicated.

Acquired Fund	Acquiring Fund
JNL Institutional Alt 25 Fund	JNL Moderate Growth Allocation Fund
JNL Institutional Alt 50 Fund	JNL Moderate Allocation Fund
JNL/Nicholas Convertible Arbitrage Fund*	JNL Conservative Allocation Fund
* The acquired fund was a series of Jackson Variable Series Trust.

Effective April 27, 2020, the names changed for the following funds:

Prior Fund Name	Effective April 27, 2020 Fund Name
JNL/American Funds Global Bond Fund	JNL/American Funds Capital World Bond Fund
JNL/S&P 4 Fund	JNL/Goldman Sachs 4 Fund
JNL/S&P Managed Conservative Fund	JNL/Goldman Sachs Managed Conservative Fund
JNL/S&P Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund	JNL/Goldman Sachs Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

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The NAV of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the Investment Company Act of 1940, as amended. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the shareholder report of the underlying funds. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which accompanies this report. The Master Fund’s shareholder reports are also available on the SEC's website at www.sec.gov.

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the underlying funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders. The amount and timing of distributions for the regulated investment company ("RIC") Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Funds of Funds. Because each Feeder Fund invests all of its assets in its respective Master Fund, the Feeder Fund's shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in underlying funds.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. CERTAIN RISKS

Market and Volatility Risk. In the normal course of business, the Master Funds and underlying funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Master Funds and underlying funds may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause the Master Fund’s and underlying fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Credit and Counterparty Risk. In the normal course of business, the Master Funds or underlying funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, a Master Fund or underlying fund may be exposed to the risk that an institution or other entity with which the Master Fund or underlying fund has unsettled or open transactions will default (“counterparty risk”). Financial assets, which potentially expose a Master Fund or underlying fund to credit risk, consist principally of investments and cash due from counterparties. The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or underlying fund’s financial statements. A Master Fund or underlying fund manages credit and counterparty risk by entering into

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agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The extent of a Master Fund’s or underlying fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or underlying fund’s Statement of Assets and Liabilities. For certain derivative contracts held by a Master Fund or underlying fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risk. Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests. Additional risks associated with a Master Fund’s or underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual shareholder report. The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Funds of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

LIBOR Replacement Risk. In the normal course of business, the Master Funds or underlying funds trade financial instruments and enter into financial transactions where the benchmark rate for floating securities is LIBOR. In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is LIBOR, which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Funds. The effects of discontinuation of LIBOR on the Funds will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

Epidemic Risk. COVID-19, the novel respiratory disease also known as “coronavirus,” which was first detected in China in December 2019, has now been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancellations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of infectious diseases across the world, but especially in developing or emerging market countries, may be more pronounced where less established health care systems exist or where health care systems are unprepared to handle the outbreak of a disease like the coronavirus. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty, and could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund's ability to achieve its investment objective.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Funds and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds' service providers.

NOTE 4. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.

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JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions) (b-billions)			Administrative Fee (b-billions)
	$0 to $500m %	$500m to $5b %	Over $5b %	$0 to $3b %	Over $3b %
JNL/American Funds Balanced Fund	0.55	0.50 – 0.49	0.48	0.10	0.08
JNL/American Funds Blue Chip Income and Growth Fund	0.60	0.60 – 0.54	0.53	0.10	0.08
JNL/American Funds Capital Income Builder Fund	0.525	0.525 – 0.49	0.48	0.10	0.08
JNL/American Funds Capital World Bond Fund	0.60	0.60 – 0.54	0.53	0.10	0.08
JNL/American Funds Global Growth Fund	0.65	0.65 – 0.59	0.58	0.10	0.08
JNL/American Funds Global Small Capitalization Fund	0.65	0.65 – 0.59	0.58	0.10	0.08
JNL/American Funds Growth Fund	0.65	0.65 – 0.59	0.58	0.10	0.08
JNL/American Funds Growth-Income Fund	0.60	0.60 – 0.54	0.53	0.10	0.08
JNL/American Funds International Fund	0.75	0.75 – 0.69	0.68	0.10	0.08
JNL/American Funds New World Fund	0.95	0.95 – 0.89	0.88	0.10	0.08
JNL/Vanguard Capital Growth Fund	0.525	0.525 – 0.49	0.48	0.10	0.08
JNL/Vanguard Equity Income Fund	0.525	0.525 – 0.49	0.48	0.10	0.08
JNL/Vanguard International Fund	0.675	0.675 – 0.64	0.63	0.10	0.08
JNL/Vanguard Small Company Growth Fund	0.625	0.625 – 0.59	0.58	0.10	0.08
JNL/American Funds Funds of Funds	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL/DFA Funds	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL Allocation Funds	0.13	0.08 – 0.075	0.07	0.05	0.045
JNL/Mellon Index 5 Fund	0.00	0.00	0.00	0.05	0.045
JNL/Goldman Sachs 4 Fund	0.00	0.00	0.00	0.05	0.045
JNL/Goldman Sachs Funds	0.13	0.08 – 0.075	0.07	0.05	0.045
JNL/Vanguard Global Bond Market Index Fund	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL/Vanguard International Stock Market Index Fund	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL/Vanguard U.S. Stock Market Index Fund	0.20	0.20 – 0.165	0.155	0.10	0.09

Advisory Fee Waivers. Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund	0.30
JNL/American Funds Blue Chip Income and Growth Fund	0.38
JNL/American Funds Capital Income Builder Fund[1]	0.25
JNL/American Funds Capital World Bond Fund[2]	0.43
JNL/American Funds Global Growth Fund	0.50
JNL/American Funds Global Small Capitalization Fund	0.50
JNL/American Funds Growth Fund	0.45
JNL/American Funds Growth-Income Fund	0.30
JNL/American Funds International Fund	0.50
JNL/American Funds New World Fund[3]	0.65
JNL/Vanguard Capital Growth Fund[1]	0.33
JNL/Vanguard Equity Income Fund[1]	0.34
JNL/Vanguard International Fund[4]	0.48
JNL/Vanguard Small Company Growth Fund	0.35
JNL/DFA Growth Allocation Fund[8]	0.05
JNL/DFA Moderate Growth Allocation Fund[8]	0.05
JNL/Vanguard Global Bond Market Index Fund[5]	0.06
JNL/Vanguard International Stock Market Index Fund[6]	0.03
JNL/Vanguard U.S. Stock Market Index Fund[7]	0.04
[1] Prior to April 27, 2020, the contractual fee waiver was 0.35%.
[2] Prior to April 27, 2020, the contractual fee waiver was 0.475 % for net assets between $0 - $1 billion and 0.45% for net assets over $1 billion.
[3] Prior to April 27, 2020, the contractual fee waiver was 0.70%.
[4] Prior to April 27, 2020, the contractual fee waiver was 0.50%.
[5] Prior to April 27, 2020, the contractual fee waiver was 0.10%.
[6] Prior to April 27, 2020, the contractual fee waiver was 0.07%.
[7] Prior to April 27, 2020, the contractual fee waiver was 0.06%.

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[8] JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund due to the Fund’s investment in JNL/DFA International Core Equity Fund instead of DFA International Core Equity Fund, a similarly managed strategy. This amounted to 0.06% and 0.04% of average daily net assets for the JNL/DFA Growth Allocation Fund and the JNL/DFA Moderate Growth Allocation Fund, respectively, during the reporting period.

Administrative Fee Waivers. Pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of the JNL/DFA Funds. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund's Statement of Operations.

Other Service Providers. JPMorgan Chase Bank, N.A. ("JPM Chase") and State Street Bank and Trust Company (“State Street”) act as custodians for the Funds.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustees fees set forth in the Statements of Operations.

NOTE 5. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. All of the Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 7.8% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 92.2% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase, which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 6. FUND ACQUISITIONS

Tax-Free Exchange. The following tables include information (in thousands) relating to acquisitions completed after the close of business on April 24, 2020. The acquisitions were completed by a tax-free exchange of shares for the acquired and acquiring Funds indicated below pursuant to plans of reorganization approved by the Board and in certain circumstances approved by the acquired Fund's shareholders. The purpose of the acquisitions was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

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		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL Institutional Alt 25 Fund	JNL Moderate Growth Allocation Fund
Class A	Class A	2,196,392	134,091	1,999,403	148,083	162,696
Class I	Class I	844	51	4,343	319	62
JNL Institutional Alt 50 Fund	JNL Moderate Allocation Fund
Class A	Class A	1,821,469	111,281	565,691	42,425	136,644
Class I	Class I	1,129	68	8,056	600	84
JNL/Nicholas Convertible Arbitrage Fund	JNL Conservative Allocation Fund
Class A	Class A	63,705	6,001	529,115	43,268	5,209
Class I	Class I	165	16	3,545	288	13

Immediately prior to the reorganization, the cost, fair value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Funds were as follows:

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL Institutional Alt 25 Fund	2,284,212	2,197,372	(86,840)
JNL Institutional Alt 50 Fund	1,864,566	1,822,738	(41,828)
JNL/Nicholas Convertible Arbitrage Fund	—	—	—

Assuming the acquisitions had been completed on January 1, 2020, the acquiring Funds’ unaudited pro forma results of operations (in thousands) for the period ended June 30, 2020, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL Conservative Allocation Fund	(1,243)	(2,436)	2,869	(810)
JNL Moderate Allocation Fund	(5,793)	(74,619)	(47,313)	(127,725)
JNL Moderate Growth Allocation Fund	(9,945)	(97,965)	(117,557)	(225,467)

Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed after the close of business on April 24, 2020, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in each acquiring Fund’s Statement of Operations.

The following table includes information (in thousands) relating to another set of acquisitions completed after the close of business on April 24, 2020. The acquisitions were completed as a tax free exchange of Class A and Class I shares of Funds in the Trust for Class A and Class I shares, respectively, of funds in Jackson Variable Series Trust pursuant to a plan of reorganization approved by the Trust's and Jackson Variable Series Trust’s Boards. The purpose of the acquisitions was to facilitate the acquisition of each respective fund in Jackson Variable Series Trust by a fund with the same name, investment objectives and strategies in the Trust. The acquired funds are considered the accounting survivors for financial reporting purposes. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquiring funds had no activity prior to inception on April 27, 2020, nor did they hold any investments on April 27, 2020.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL Conservative Allocation Fund[1]	JNL Conservative Allocation Fund
Class A	Class A	529,122	43,268	–	–	43,268
Class I	Class I	3,545	288	–	–	288
JNL Moderate Allocation Fund[1]	JNL Moderate Allocation Fund
Class A	Class A	565,698	42,425	–	–	42,425
Class I	Class I	8,056	600	–	–	600
JNL/American Funds Global Growth Fund[1]	JNL/American Funds Global Growth Fund
Class A	Class A	425,825	26,720	–	–	26,720
Class I	Class I	7,668	478	–	–	478
JNL/American Funds Growth Fund[1]	JNL/American Funds Growth Fund
Class A	Class A	1,354,020	49,710	–	–	49,710
Class I	Class I	23,104	841	–	–	841

1 Acquired Fund was a separate series of Jackson Variable Series Trust.

58

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

NOTE 7. INCOME TAX MATTERS

The Funds, with the exception of JNL/DFA Funds, are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is a separate entity for federal income tax purposes.

JNL/DFA Funds are each treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or Real Estate Investment Trusts ("REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2019, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL/DFA Growth Allocation Fund	453	591	1,044
JNL/DFA Moderate Growth Allocation Fund	554	461	1,015

As of June 30, 2020, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/DFA Growth Allocation Fund	214,598	10,974	(14,382)	(3,408)
JNL/DFA Moderate Growth Allocation Fund	175,413	9,224	(9,269)	(45)

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds’ fiscal year ended December 31, 2019 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL/DFA Growth Allocation Fund	2,627	2,125	—
JNL/DFA Moderate Growth Allocation Fund	2,565	1,431	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2016, 2017, 2018 and 2019 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2020.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

59

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2020

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†
JNL/American Funds Balanced Fund
Class A	0.62	1,000.00	982.30	3.06	1,000.00	1,021.78	3.12
Class I	0.32	1,000.00	983.70	1.58	1,000.00	1,023.27	1.61
JNL/American Funds Blue Chip Income and Growth Fund
Class A	0.59	1,000.00	914.60	2.81	1,000.00	1,021.93	2.97
Class I	0.29	1,000.00	916.00	1.38	1,000.00	1,023.42	1.46
JNL/American Funds Capital Income Builder Fund
Class A	0.62	1,000.00	934.80	2.98	1,000.00	1,021.78	3.12
Class I	0.32	1,000.00	936.10	1.54	1,000.00	1,023.27	1.61
JNL/American Funds Capital World Bond Fund
Class A	0.54	1,000.00	1,018.60	2.71	1,000.00	1,022.18	2.72
Class I	0.24	1,000.00	1,020.10	1.21	1,000.00	1,023.67	1.21
JNL/American Funds Global Growth Fund
Class A	0.55	1,000.00	1,039.50	2.79	1,000.00	1,022.13	2.77
Class I	0.25	1,000.00	1,040.40	1.27	1,000.00	1,023.62	1.26
JNL/American Funds Global Small Capitalization Fund
Class A	0.55	1,000.00	965.70	2.69	1,000.00	1,022.13	2.77
Class I	0.25	1,000.00	967.40	1.22	1,000.00	1,023.62	1.26
JNL/American Funds Growth Fund
Class A	0.59	1,000.00	1,117.60	3.11	1,000.00	1,021.93	2.97
Class I	0.29	1,000.00	1,119.20	1.53	1,000.00	1,023.42	1.46
JNL/American Funds Growth-Income Fund
Class A	0.64	1,000.00	960.80	3.12	1,000.00	1,021.68	3.22
Class I	0.34	1,000.00	962.20	1.66	1,000.00	1,023.17	1.71
JNL/American Funds International Fund
Class A	0.63	1,000.00	885.10	2.95	1,000.00	1,021.73	3.17
Class I	0.33	1,000.00	886.80	1.55	1,000.00	1,023.22	1.66
JNL/American Funds New World Fund
Class A	0.66	1,000.00	956.20	3.21	1,000.00	1,021.58	3.32
Class I	0.36	1,000.00	957.50	1.75	1,000.00	1,023.07	1.81
JNL/Vanguard Capital Growth Fund
Class A	0.59	1,000.00	940.80	2.85	1,000.00	1,021.93	2.97
Class I	0.29	1,000.00	942.00	1.40	1,000.00	1,023.42	1.46
JNL/Vanguard Equity Income Fund
Class A	0.58	1,000.00	866.40	2.69	1,000.00	1,021.98	2.92
Class I	0.28	1,000.00	868.20	1.30	1,000.00	1,023.47	1.41
JNL/Vanguard International Fund
Class A	0.59	1,000.00	1,108.40	3.09	1,000.00	1,021.93	2.97
Class I	0.29	1,000.00	1,110.30	1.52	1,000.00	1,023.42	1.46
JNL/Vanguard Small Company Growth Fund
Class A	0.68	1,000.00	919.00	3.24	1,000.00	1,021.48	3.42
Class I	0.38	1,000.00	920.40	1.81	1,000.00	1,022.97	1.91

60

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†
JNL Aggressive Growth Allocation Fund
Class A	0.45	1,000.00	929.70	2.16	1,000.00	1,022.63	2.26
Class I	0.15	1,000.00	930.90	0.72	1,000.00	1,024.12	0.75
JNL Conservative Allocation Fund
Class A	0.49	1,000.00	993.80	2.43	1,000.00	1,022.43	2.46
Class I	0.19	1,000.00	995.40	0.94	1,000.00	1,023.92	0.96
JNL Growth Allocation Fund
Class A	0.45	1,000.00	946.20	2.18	1,000.00	1,022.63	2.26
Class I	0.15	1,000.00	947.90	0.73	1,000.00	1,024.12	0.75
JNL Moderate Allocation Fund
Class A	0.48	1,000.00	988.30	2.37	1,000.00	1,022.48	2.41
Class I	0.18	1,000.00	990.40	0.89	1,000.00	1,023.97	0.91
JNL Moderate Growth Allocation Fund
Class A	0.45	1,000.00	964.70	2.20	1,000.00	1,022.63	2.26
Class I	0.15	1,000.00	966.90	0.73	1,000.00	1,024.12	0.75
JNL/American Funds Growth Allocation Fund
Class A	0.64	1,000.00	993.70	3.17	1,000.00	1,021.68	3.22
Class I	0.34	1,000.00	995.30	1.69	1,000.00	1,023.17	1.71
JNL/American Funds Moderate Growth Allocation Fund
Class A	0.64	1,000.00	1,008.30	3.20	1,000.00	1,021.68	3.22
Class I	0.34	1,000.00	1,010.00	1.70	1,000.00	1,023.17	1.71
JNL/DFA Growth Allocation Fund
Class A	0.54	1,000.00	917.60	2.57	1,000.00	1,022.18	2.72
Class I	0.19	1,000.00	918.80	0.91	1,000.00	1,023.92	0.96
JNL/DFA Moderate Growth Allocation Fund
Class A	0.56	1,000.00	951.70	2.72	1,000.00	1,022.08	2.82
Class I	0.21	1,000.00	953.80	1.02	1,000.00	1,023.82	1.06
JNL/Goldman Sachs 4 Fund
Class A	0.35	1,000.00	842.00	1.60	1,000.00	1,023.12	1.76
Class I	0.05	1,000.00	843.40	0.23	1,000.00	1,024.61	0.25
JNL/Goldman Sachs Managed Aggressive Growth Fund
Class A	0.45	1,000.00	971.40	2.21	1,000.00	1,022.63	2.26
Class I	0.15	1,000.00	972.80	0.74	1,000.00	1,024.12	0.75
JNL/Goldman Sachs Managed Conservative Fund
Class A	0.45	1,000.00	1,004.10	2.24	1,000.00	1,022.63	2.26
Class I	0.15	1,000.00	1,005.50	0.75	1,000.00	1,024.12	0.75
JNL/Goldman Sachs Managed Growth Fund
Class A	0.43	1,000.00	979.60	2.12	1,000.00	1,022.73	2.16
Class I	0.13	1,000.00	981.10	0.64	1,000.00	1,024.22	0.65
JNL/Goldman Sachs Managed Moderate Fund
Class A	0.44	1,000.00	999.40	2.19	1,000.00	1,022.68	2.21
Class I	0.14	1,000.00	1,000.60	0.70	1,000.00	1,024.17	0.70
JNL/Goldman Sachs Managed Moderate Growth Fund
Class A	0.43	1,000.00	987.40	2.12	1,000.00	1,022.73	2.16
Class I	0.13	1,000.00	989.00	0.64	1,000.00	1,024.22	0.65
JNL/Mellon Index 5 Fund
Class A	0.35	1,000.00	924.80	1.67	1,000.00	1,023.12	1.76
Class I	0.05	1,000.00	926.60	0.24	1,000.00	1,024.61	0.25
JNL/Vanguard Global Bond Market Index Fund
Class A	0.57	1,000.00	1,041.20	2.89	1,000.00	1,022.03	2.87
Class I	0.27	1,000.00	1,041.80	1.37	1,000.00	1,023.52	1.36
JNL/Vanguard International Stock Market Index Fund
Class A	0.60	1,000.00	892.00	2.82	1,000.00	1,021.88	3.02
Class I	0.30	1,000.00	894.40	1.41	1,000.00	1,023.37	1.51
JNL/Vanguard U.S. Stock Market Index Fund
Class A	0.55	1,000.00	962.70	2.68	1,000.00	1,022.13	2.77
Class I	0.25	1,000.00	964.50	1.22	1,000.00	1,023.62	1.26

^ The annualized expense ratios for the Funds of Funds do not include expenses of the Funds of Funds’ Underlying Funds. The annualized expense ratios for the Master Funds include the expenses of both the Master and Feeder Fund.

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the most recent 6-month period).

61

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2020

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s Form N-PORT reports ae available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

62

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2020

JNL iShares Tactical Growth Fund

Composition as of June 30, 2020:
Domestic Equity	35.7%
Domestic Fixed Income	15.6
Global Equity	12.6
International Equity	9.7
Emerging Markets Equity	7.7
Alternative	2.7
Emerging Markets Fixed Income	1.3
Securities Lending Collateral	14.6
Other Short Term Investments	0.1
Total Investments	100.0%

JNL iShares Tactical Moderate Fund

Composition as of June 30, 2020:
Domestic Fixed Income	49.1%
Domestic Equity	18.0
Global Equity	6.9
International Equity	5.7
Emerging Markets Equity	3.5
Emerging Markets Fixed Income	3.2
Alternative	1.1
Securities Lending Collateral	12.5
Other Short Term Investments	-
Total Investments	100.0%

JNL iSharesTactical Moderate Growth Fund

Composition as of June 30, 2020:
Domestic Fixed Income	34.7%
Domestic Equity	28.4
Global Equity	10.7
International Equity	8.5
Emerging Markets Equity	5.8
Emerging Markets Fixed Income	1.9
Alternative	1.8
Securities Lending Collateral	8.1
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/DFA U.S. Small Cap Fund

Composition as of June 30, 2020:
Financials	18.4%
Industrials	17.0
Consumer Discretionary	15.3
Information Technology	14.2
Health Care	11.9
Materials	5.9
Consumer Staples	4.1
Energy	3.2
Utilities	3.2
Communication Services	3.2
Real Estate	0.9
Other Equity Interests	-
Rights	-
Securities Lending Collateral	2.2
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/DoubleLine ® Total Return Fund

Composition as of June 30, 2020:
U.S. Government Agency MBS	45.1%
Non-U.S. Government Agency ABS	41.9
Government Securities	8.9
Other Short Term Investments	3.8
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/Lazard International Strategic Equity Fund

Composition as of June 30, 2020:
Financials	13.8%
Industrials	12.6
Information Technology	11.4
Health Care	10.0
Consumer Discretionary	8.6
Consumer Staples	7.3
Materials	4.5
Utilities	4.5
Communication Services	2.9
Energy	1.6
Real Estate	1.5
Other Short Term Investments	21.0
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/Mellon Equity Income Fund

Composition as of June 30, 2020:
Financials	26.8%
Health Care	14.2
Information Technology	11.9
Materials	9.5
Industrials	9.3
Energy	8.3
Consumer Discretionary	5.2
Utilities	4.4
Communication Services	3.1
Consumer Staples	2.8
Investment Companies	1.0
Real Estate	0.9
Securities Lending Collateral	1.8
Other Short Term Investments	0.8
Total Investments	100.0%

JNL/Neuberger Berman Commodity Strategy Fund

Composition as of June 30, 2020:
Non-U.S. Government Agency ABS	22.6%
Other Short Term Investments	77.4
Total Investments	100.0%

JNL/PIMCO Investment Grade Credit Bond Fund

Composition as of June 30, 2020:
Financials	28.1%
Government Securities	12.8
U.S. Government Agency MBS	7.3
Communication Services	6.5
Real Estate	6.0
Energy	5.3
Industrials	4.4
Utilities	4.3
Consumer Discretionary	4.3
Health Care	4.0
Information Technology	3.6
Non-U.S. Government Agency ABS	2.8
Consumer Staples	0.9
Materials	0.7
Warrants	-
Other Short Term Investments	8.4
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL/T. Rowe Price Capital Appreciation Fund

Composition as of June 30, 2020:
Information Technology	18.4%
Health Care	16.5
Utilities	10.9
Financials	10.2
Industrials	9.8
Consumer Discretionary	9.3
Communication Services	7.0
Consumer Staples	1.9
Materials	1.6
Real Estate	0.3
Non-U.S. Government Agency ABS	0.2
Energy	-
Investment Companies	-
Other Short Term Investments	13.7
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/WCM Focused International Equity Fund

Composition as of June 30, 2020:
Health Care	21.9%
Consumer Discretionary	15.6
Information Technology	15.5
Industrials	13.7
Financials	11.2
Consumer Staples	6.8
Communication Services	4.0
Materials	2.6
Other Short Term Investments	8.3
Securities Lending Collateral	0.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

63

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares	Value ($)
JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.9%
iShares Core S&P 500 ETF	47	14,592
iShares Core S&P Mid-Cap ETF	120	21,347
iShares Edge MSCI USA Quality Factor ETF	402	38,517
iShares Morningstar Large-Cap Value ETF	72	6,939
iShares S&P SmallCap 600 Index ETF (a)	74	5,060
iShares U.S. Consumer Services ETF	25	5,530
iShares U.S. Technology ETF (a)	34	9,139
		101,124
Domestic Fixed Income 18.3%
iShares 0-5 Year High Yield Corporate Bond ETF	54	2,312
iShares 20+ Year Treasury Bond ETF (a)	13	2,185
iShares Core Total U.S. Bond Market ETF	115	13,645
iShares Intermediate-Term Corp. ETF (a)	78	4,705
iShares Liquidity Income ETF (a)	111	5,633
iShares MBS ETF (a)	142	15,707
		44,187
Global Equity 14.7%
iShares Exponential Technologies ETF (a)	541	24,084
iShares Global Healthcare ETF (a)	168	11,527
		35,611
International Equity 11.4%
iShares Edge MSCI Intl Quality Factor ETF (a)	937	27,568
Emerging Markets Equity 9.0%
iShares Core MSCI Emerging Markets ETF	458	21,816
Alternative 3.2%
iShares Global Infrastructure ETF (a)	200	7,665
Emerging Markets Fixed Income 1.5%
iShares JPMorgan USD Emerging Markets Bond ETF (a)	34	3,658
Total Investment Companies (cost $228,002)		241,629
SHORT TERM INVESTMENTS 17.2%
Securities Lending Collateral 17.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	41,425	41,425
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	158	158
Total Short Term Investments (cost $41,583)		41,583
Total Investments 117.2% (cost $269,585)		283,212
Other Assets and Liabilities, Net (17.2)%		(41,492)
Total Net Assets 100.0%		241,720

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 99.6%
Domestic Fixed Income 55.9%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	115	4,918
iShares 0-5 Year TIPS Bond ETF (a)	39	4,022
iShares 20+ Year Treasury Bond ETF (a)	29	4,661
iShares Core Total U.S. Bond Market ETF	227	26,850
iShares Intermediate-Term Corp. ETF (a)	165	9,979
iShares Liquidity Income ETF (a)	205	10,346
iShares MBS ETF (a)	293	32,455
		93,231
Domestic Equity 20.4%
iShares Core S&P 500 ETF	24	7,363
iShares Core S&P Mid-Cap ETF	38	6,747
iShares Edge MSCI USA Quality Factor ETF (a)	142	13,641
iShares S&P SmallCap 600 Index ETF	19	1,326
iShares U.S. Consumer Services ETF	8	1,734
iShares U.S. Technology ETF (a)	12	3,242
		34,053
	Shares	Value ($)
Global Equity 7.8%
iShares Exponential Technologies ETF (a)	192	8,536
iShares Global Healthcare ETF (a)	65	4,497
		13,033
International Equity 6.5%
iShares Edge MSCI Intl Quality Factor ETF (a)	369	10,855
Emerging Markets Equity 4.0%
iShares Core MSCI Emerging Markets ETF	139	6,628
Emerging Markets Fixed Income 3.7%
iShares JPMorgan USD Emerging Markets Bond ETF (a)	56	6,075
Alternative 1.3%
iShares Global Infrastructure ETF (a)	55	2,085
Total Investment Companies (cost $159,279)		165,960
SHORT TERM INVESTMENTS 14.2%
Securities Lending Collateral 14.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	23,653	23,653
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	67	67
Total Short Term Investments (cost $23,720)		23,720
Total Investments 113.8% (cost $182,999)		189,680
Other Assets and Liabilities, Net (13.8)%		(23,013)
Total Net Assets 100.0%		166,667

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 37.8%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	128	5,481
iShares 0-5 Year TIPS Bond ETF (a)	33	3,361
iShares 20+ Year Treasury Bond ETF (a)	31	5,178
iShares Core Total U.S. Bond Market ETF	295	34,846
iShares Intermediate-Term Corp. ETF	184	11,122
iShares Liquidity Income ETF	210	10,623
iShares MBS ETF (a)	323	35,769
		106,380
Domestic Equity 30.9%
iShares Core S&P 500 ETF	44	13,739
iShares Core S&P Mid-Cap ETF (a)	101	17,920
iShares Edge MSCI USA Quality Factor ETF	356	34,162
iShares Morningstar Large-Cap Value ETF	57	5,473
iShares S&P SmallCap 600 Index ETF	55	3,740
iShares U.S. Consumer Services ETF (a)	20	4,370
iShares U.S. Technology ETF (a)	29	7,721
		87,125
Global Equity 11.6%
iShares Exponential Technologies ETF	488	21,746
iShares Global Healthcare ETF (a)	159	10,908
		32,654
International Equity 9.3%
iShares Edge MSCI Intl Quality Factor ETF	887	26,093
Emerging Markets Equity 6.3%
iShares Core MSCI Emerging Markets ETF	372	17,698
Emerging Markets Fixed Income 2.1%
iShares JPMorgan USD Emerging Markets Bond ETF (a)	53	5,818
Alternative 2.0%
iShares Global Infrastructure ETF (a)	146	5,595
Total Investment Companies (cost $263,991)		281,363
SHORT TERM INVESTMENTS 8.9%
Securities Lending Collateral 8.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	24,976	24,976

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90

64

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares	Value ($)
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	179	179
Total Short Term Investments (cost $25,155)		25,155
Total Investments 108.9% (cost $289,146)		306,518
Other Assets and Liabilities, Net (8.9)%		(25,041)
Total Net Assets 100.0%		281,477

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90

65

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund *
COMMON STOCKS 99.3%
Financials 18.8%
Legg Mason, Inc.	5	271
LendingTree, Inc. (a) (b)	1	257
PennyMac Financial Services, Inc.	7	290
TCF Financial Corporation	9	275
Other Securities		27,008
		28,101
Industrials 17.3%
Arcosa, Inc.	4	149
Generac Holdings Inc. (a)	4	433
MSA Safety Inc.	2	264
SiteOne Landscape Supply, Inc. (a)	2	265
Tetra Tech, Inc.	3	273
Trex Company, Inc. (a)	4	479
Trinity Industries Inc.	9	197
Other Securities		23,903
		25,963
Consumer Discretionary 15.6%
Container Store Group Inc. (a)	7	22
Deckers Outdoor Corp. (a)	2	346
Fox Factory Holding Corp. (a)	4	303
Frontdoor, Inc. (a)	5	220
Helen of Troy Ltd (a)	1	280
KB Home	9	261
LCI Industries	2	259
Lithia Motors Inc. - Class A	2	275
Meritage Homes Corporation (a)	4	324
Ollie's Bargain Outlet Holdings Inc. (a)	3	272
RH (a)	1	369
ServiceMaster Holding Corporation (a)	5	186
Stamps.com Inc. (a)	2	278
Tempur Sealy International, Inc. (a)	4	270
TopBuild Corp. (a)	2	259
Wingstop Inc.	2	255
Wyndham Destinations, Inc.	6	177
Wyndham Hotels & Resorts, Inc.	3	115
YETI Holdings, Inc. (a)	7	307
Other Securities		18,665
		23,443
Information Technology 14.5%
ASGN Incorporated (a)	5	308
CoreLogic, Inc.	5	321
Globant S.A. (a)	2	333
LogMeIn, Inc.	3	251
Manhattan Associates Inc. (a)	4	361
Qualys, Inc. (a)	2	254
Silicon Laboratories Inc. (a)	3	253
SolarEdge Technologies Ltd. (a)	2	254
Other Securities		19,341
		21,676
Health Care 12.2%
Amedisys, Inc. (a)	2	396
Horizon Therapeutics Public Limited Company (a)	9	499
LHC Group, Inc. (a)	2	320
Quidel Corporation (a)	2	532
Repligen Corporation (a)	2	288
United Therapeutics Corporation (a)	2	251
Other Securities		15,974
		18,260
Materials 6.0%
Ashland Global Holdings Inc.	2	134
GCP Applied Technologies Inc. (a)	6	114
Valvoline, Inc.	11	216
W. R. Grace & Co.	4	194
Other Securities		8,331
		8,989
Consumer Staples 4.2%
BJ's Wholesale Club Holdings, Inc. (a)	8	287
Boston Beer Co. Inc. - Class A (a)	1	286
Darling Ingredients Inc. (a)	10	258
Sprouts Farmers Market, Inc. (a)	10	256
Other Securities		5,181
		6,268
Energy 3.3%
EQT Corporation	18	219
Equitrans Midstream Corp.	17	142
Other Securities		4,523
		4,884
Utilities 3.3%
Other Securities		4,884
Communication Services 3.2%
Other Securities		4,860
Real Estate 0.9%
Redfin Corporation (a)	8	336
Other Securities		991
		1,327
Total Common Stocks (cost $159,107)		148,655
PREFERRED STOCKS 0.0%
Industrials 0.0%
Other Securities		36
Total Preferred Stocks (cost $36)		36
OTHER EQUITY INTERESTS 0.0%
Other Securities		6
Total Other Equity Interests (cost $0)		6
RIGHTS 0.0%
Other Securities		5
Total Rights (cost $1)		5
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	3,308	3,308
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	818	818
Total Short Term Investments (cost $4,126)		4,126
Total Investments 102.0% (cost $163,270)		152,828
Other Assets and Liabilities, Net (2.0)%		(3,061)
Total Net Assets 100.0%		149,767

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

66

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 53.9%
Mortgage-Backed Securities 24.2%
Federal Home Loan Mortgage Corporation
2.50%, 02/01/35	15,166	15,876
3.00%, 06/01/43	19,273	20,633
3.00%, 07/01/43	19,676	21,065
3.00%, 07/01/43	6,034	6,460
4.00%, 09/01/43	1,664	1,818
3.00%, 10/01/43	15,413	16,501
4.00%, 12/01/43	3,007	3,328
4.00%, 12/01/43	712	788
4.00%, 02/01/44	2,508	2,777
REMIC, 3.00%, 06/15/44	7,149	7,710
3.00%, 10/01/44	6,759	7,192
3.00%, 11/01/44	14,936	15,892
3.00%, 04/01/45	21,917	23,361
3.00%, 04/01/45	15,835	16,799
3.00%, 06/01/45	13,906	14,713
3.00%, 09/01/45	8,503	8,996
3.50%, 02/01/46	22,502	24,402
3.00%, 07/01/47	8,250	8,700
3.50%, 01/01/48	9,845	10,378
2.50%, 11/01/49	5,057	5,318
Federal National Mortgage Association, Inc.
4.50%, 04/01/26	2,146	2,279
2.41%, 10/01/29	10,000	11,297
2.48%, 11/01/29	25,000	27,309
2.31%, 12/01/29	9,100	10,109
2.32%, 12/01/29	4,800	5,279
2.44%, 01/01/32	10,000	11,089
2.50%, 02/01/35	2,825	2,957
3.00%, 03/01/35	13,177	13,987
2.00%, 05/01/35	7,907	8,179
2.00%, 07/01/35	45,000	46,546
2.50%, 12/01/39	25,744	26,880
2.50%, 01/01/40	4,466	4,663
2.50%, 04/01/40	54,103	56,490
3.50%, 09/01/43	19,021	20,556
2.71%, (1Y USD LIBOR + 1.67%), 05/01/44 (a)	15,092	15,623
3.50%, 01/01/45	3,420	3,606
3.50%, 08/01/45	9,830	10,736
3.00%, 08/01/46	23,327	24,369
3.00%, 10/01/46	2,512	2,650
3.00%, 11/01/46	4,324	4,560
3.00%, 11/01/46	7,881	8,233
3.00%, 12/01/46	18,381	19,385
3.00%, 12/01/46	4,847	5,112
3.00%, 02/01/47	33,790	35,637
4.00%, 08/01/47	17,068	18,178
3.50%, 09/01/47	15,097	15,928
4.00%, 01/01/48	10,200	10,857
3.50%, 04/01/48	7,430	7,830
4.00%, 06/01/48	9,625	10,223
2.00%, 06/01/50	19,460	19,915
Government National Mortgage Association
3.50%, 10/20/45	6,858	7,194
		700,363
Collateralized Mortgage Obligations 20.8%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	6,948	7,271
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	9,120
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	10,907
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,874
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,667
Series A-4377, REMIC, 3.00%, 06/15/39	7,735	7,894
Series BK-4469, REMIC, 3.00%, 08/15/39	3,848	3,866
Series JA-3818, REMIC, 4.50%, 01/15/40	69	70
Series GA-4376, REMIC, 3.00%, 04/15/40	7,588	7,830
Series NY-4390, REMIC, 3.00%, 06/15/40	7,147	7,361
Series MA-4391, REMIC, 3.00%, 07/15/40	6,883	7,077
Interest Only, Series SP-3770, REMIC, 6.32%, (6.50% - (1M USD LIBOR * 1)), 11/15/40 (a)	1,478	174
Interest Only, Series SM-3780, REMIC, 6.32%, (6.50% - (1M USD LIBOR * 1)), 12/15/40 (a)	10,432	2,610
Series KA-4366, REMIC, 3.00%, 03/15/41	7,175	7,570
Series SL-4061, REMIC, 6.76%, (7.06% - (1M USD LIBOR * 1.75)), 06/15/42 (a)	1,482	1,581
Series A-4734, REMIC, 3.00%, 07/15/42	12,796	12,907
Series KM-4141, REMIC, 1.75%, 12/15/42	19,709	20,230
Series B-4481, REMIC, 3.00%, 12/15/42	14,504	15,102
Series DA-4464, REMIC, 2.50%, 01/15/43	3,384	3,458
Series CS-4156, REMIC, 5.19%, (5.40% - (1M USD LIBOR * 1.2)), 01/15/43 (a)	5,045	5,343
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,969	11,132
Series ZX-4404, REMIC, 4.00%, 04/15/44	61,443	70,693
Series EA-4951, REMIC, 2.50%, 09/15/44	2,693	2,798
Series CA-4573, REMIC, 3.00%, 11/15/44	25,956	27,191
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,860	2,330
Series EC-4745, REMIC, 3.00%, 12/15/44	12,632	13,028
Series KZ-4440, REMIC, 3.00%, 02/15/45	12,620	13,841
Series HA-4582, REMIC, 3.00%, 09/15/45	18,019	19,495
Series 2020-M2-DNA2, REMIC, 2.03%, (1M USD LIBOR + 1.85%), 02/25/50 (a)	5,700	5,395
Interest Only, Series MS-4291, REMIC, 5.72%, (5.90% - (1M USD LIBOR * 1)), 01/15/54 (a)	4,328	824
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 6.50%, (6.68% - (1M USD LIBOR * 1)), 12/25/25 (a)	1,063	100
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	3,696	3,743
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,809	1,843
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	21,452
Interest Only, Series 2005-S-2, REMIC, 6.42%, (6.60% - (1M USD LIBOR * 1)), 02/25/35 (a)	5,689	1,274
Interest Only, Series 2011-PS-84, REMIC, 6.42%, (6.60% - (1M USD LIBOR * 1)), 01/25/40 (a)	6,424	485
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	810	864
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	6,608	6,793
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	3,722	3,805
Interest Only, Series 2011-ES-93, REMIC, 6.32%, (6.50% - (1M USD LIBOR * 1)), 09/25/41 (a)	1,699	407
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	3,918	4,128
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	2,092	2,312
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	2,085	2,287
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	17,127	17,305
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	8,684	8,851
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	12,677	13,701
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	12,998	13,380
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	17,246	17,459
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	4,298	4,351
Series 2016-A-9, REMIC, 3.00%, 09/25/43	6,195	6,321
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	16,640	18,935
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	14,365	14,847
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	11,853	12,911
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	20,836	21,866
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	12,648	13,794
Series 2018-JA-27, REMIC, 3.00%, 12/25/47	5,860	6,052
Series 2018-C-33, REMIC, 3.00%, 05/25/48	32,065	33,161
Series 2018-LA-38, REMIC, 3.00%, 06/25/48	11,873	12,238
Series 2018-A-64, REMIC, 3.00%, 09/25/48	14,182	14,608
Series 2019-BA-12, REMIC, 3.00%, 04/25/49	7,670	8,095
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 5.91%, (6.10% - (1M USD LIBOR * 1)), 03/20/40 (a)	4,617	372
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	3,518	3,721
		601,100
U.S. Treasury Note 6.1%
Treasury, United States Department of
3.13%, 11/15/28	2,000	2,417
2.63%, 02/15/29	20,900	24,479
2.38%, 05/15/29	4,400	5,076
1.50%, 02/15/30 (b)	133,000	143,723
		175,695

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

67

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 2.8%
Treasury, United States Department of
2.88%, 05/15/49	50,200	67,848
2.00%, 02/15/50	12,500	14,303
		82,151
Total Government And Agency Obligations (cost $1,470,660)		1,559,309
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 41.9%
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	3,069	2,987
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	2,144	1,757
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	2,097	2,100
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	14,281	10,160
Banc of America Alternative Loan Trust
Series 2005-CB2-7, REMIC, 5.00%, 08/25/35	8,723	8,452
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	8,137	8,451
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	5,107	5,033
Bank 2019-BNK19
Series 2019-AS-BN19, REMIC, 3.45%, 07/17/29	3,534	3,980
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	323
BBCMS Mortgage Trust
Series 2020-AS-C6, 2.84%, 01/17/30	4,395	4,571
Series 2017-C-DELC, REMIC, 1.38%, (1M USD LIBOR + 1.20%), 08/15/36 (a)	722	657
Series 2017-D-DELC, REMIC, 1.88%, (1M USD LIBOR + 1.70%), 08/15/36 (a)	823	724
Series 2017-E-DELC, REMIC, 2.68%, (1M USD LIBOR + 2.50%), 08/15/36 (a)	1,660	1,453
Series 2017-F-DELC, REMIC, 3.68%, (1M USD LIBOR + 3.50%), 08/15/36 (a)	1,653	1,335
Series 2018-F-TALL, REMIC, 3.42%, (1M USD LIBOR + 3.24%), 03/16/37 (a) (c)	6,125	4,839
BBCMS Trust
Series 2018-A-CBM, REMIC, 1.19%, (1M USD LIBOR + 1.00%), 07/15/20 (a)	2,389	2,179
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a)	2,300	2,292
Series 2018-A-BXH, REMIC, 1.18%, (1M USD LIBOR + 1.00%), 10/15/20 (a)	2,559	2,294
BX Trust
Series 2018-A-EXCL, REMIC, 1.27%, (1M USD LIBOR + 1.09%), 09/15/20 (a)	2,782	2,483
Series 2017-D-SLCT, 2.23%, (1M USD LIBOR + 2.05%), 07/17/34 (a)	632	589
Series 2017-E-SLCT, 3.33%, (1M USD LIBOR + 3.15%), 07/17/34 (a)	1,549	1,425
Series 2018-A-GW, 0.98%, (1M USD LIBOR + 0.80%), 05/15/37 (a)	2,264	2,140
Series 2018-D-GW, 1.95%, (1M USD LIBOR + 1.77%), 05/15/37 (a)	198	178
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	9,093	6,435
CIM Trust
Series 2016-B2-1RR, REMIC, 6.76%, 07/25/55 (a)	26,200	23,169
Series 2016-B2-3RR, REMIC, 6.74%, 02/29/56 (a)	26,200	22,977
Series 2016-B2-2RR, REMIC, 6.93%, 02/29/56 (a)	26,200	22,715
Series 2017-B2-3RR, 11.85%, 01/29/57 (a)	35,590	33,074
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.34%, 05/10/47 (a)	24,024	893
Interest Only, Series 2016-XA-GC36, REMIC, 1.42%, 02/12/49 (a)	20,982	1,113
Interest Only, Series 2016-XA-P3, REMIC, 1.86%, 04/16/49 (a)	16,652	1,114
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 3.64%, 07/25/47 (a)	2,818	2,516
Series 2019-A1-C, 3.23%, 09/25/59	4,172	4,094
COMM Mortgage Trust
Series 2018-A-HCLV, 1.19%, (1M USD LIBOR + 1.00%), 09/15/20 (a)	3,070	2,928
Series 2016-F-GCT, REMIC, 3.58%, 08/12/21 (a)	3,461	3,245
Series 2013-B-LC13, REMIC, 5.01%, 09/12/23	3,356	3,103
Series 2014-C-CR19, REMIC, 4.89%, 08/10/24 (a)	1,163	1,034
Series 2016-C-CR28, REMIC, 4.80%, 12/12/25 (a)	2,047	1,875
Series 2016-C-DC2, REMIC, 4.79%, 02/12/26 (a)	1,340	1,162
Interest Only, Series 2013-XA-CR12, REMIC, 1.29%, 10/15/46 (a)	31,112	975
Interest Only, Series 2014-XA-CR17, REMIC, 1.13%, 05/10/47 (a)	28,877	878
Interest Only, Series 2015-XA-DC1, REMIC, 1.17%, 02/10/48 (a)	24,602	861
Interest Only, Series 2015-XA-CR26, REMIC, 1.08%, 10/10/48 (a)	27,906	1,093
Interest Only, Series 2016-XA-DC2, REMIC, 1.15%, 02/12/49 (a)	19,188	824
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	7,256	5,997
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.54%, 04/25/22	5,081	5,028
Credit Suisse Mortgage Trust
Series 2018-A-TOP, 1.18%, (1M USD LIBOR + 1.00%), 08/17/20 (a)	1,874	1,790
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,505	2,542
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	3,919	3,066
CSMC
Series 2011-6A9-5R, REMIC, 3.82%, 11/27/37 (a)	6,081	6,047
CSMC Trust
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	6,897	6,858
Series 2019-A1-JR1, 4.10%, 09/27/66 (a)	3,554	3,579
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 2.80%, 09/25/58	30,806	28,839
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.48%, (1M USD LIBOR + 0.30%), 09/25/47 (a)	16,633	15,010
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	13,200	12,503
Series 2019-A-GT1, 5.07%, 05/25/26 (a) (c)	10,500	10,292
GCAT LLC
Series 2020-A1-1, 2.98%, 01/25/23 (c)	8,170	8,063
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	4,520	4,341
Series 2005-A1-AF2, REMIC, 6.00%, 12/25/35	8,904	8,299
Great Wolf Trust
Series 2019-E-WOLF, REMIC, 2.92%, (1M USD LIBOR + 2.73%), 12/15/21 (a)	3,908	3,526
Series 2019-F-WOLF, REMIC, 3.31%, (1M USD LIBOR + 3.13%), 12/15/21 (a)	3,908	3,292
GS Mortgage Securities Corp Trust
Series 2018-A-LUAU, REMIC, 1.18%, (1M USD LIBOR + 1.00%), 11/16/20 (a)	3,201	3,033
Series 2019-E-SOHO, 2.06%, (1M USD LIBOR + 1.87%), 06/15/21 (a)	3,566	3,330
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	5,758	5,818
GS Mortgage Securities Trust
Series 2018-A-TWR, REMIC, 1.08%, (1M USD LIBOR + 0.90%), 07/15/21 (a)	1,000	973
Series 2018-D-TWR, REMIC, 1.78%, (1M USD LIBOR + 1.60%), 07/15/21 (a)	1,000	875
Series 2018-E-TWR, REMIC, 2.28%, (1M USD LIBOR + 2.10%), 07/15/21 (a)	1,000	846
Series 2018-F-TWR, REMIC, 2.98%, (1M USD LIBOR + 2.80%), 07/15/21 (a)	1,000	807
Series 2018-G-TWR, REMIC, 4.10%, (1M USD LIBOR + 3.92%), 07/15/21 (a)	1,000	752
Interest Only, Series 2015-XA-GC34, REMIC, 1.42%, 10/10/25 (a)	23,067	1,157

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

68

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	808
Interest Only, Series 2014-XA-GC24, REMIC, 0.87%, 09/10/47 (a)	42,804	1,086
Interest Only, Series 2015-XA-GS1, REMIC, 0.92%, 11/10/48 (a)	33,550	1,182
Interest Only, Series 2016-XA-GS3, 1.37%, 10/13/49 (a)	27,652	1,407
Interest Only, Series 2017-C-2, REMIC, 1.27%, 08/12/50 (a)	34,044	1,926
Interest Only, Series 2019-XA-GC38, REMIC, 1.12%, 02/12/52	43,670	2,855
Interest Only, Series 2020-XA-GC45, REMIC, 0.79%, 02/14/53 (a)	48,957	2,495
Halsey Point CLO I Ltd
Series 2019-A1A1-1A, 3.25%, (3M USD LIBOR + 1.35%), 01/20/33 (a)	5,000	4,816
Series 2019-B1-1A, 4.10%, (3M USD LIBOR + 2.20%), 01/20/33 (a)	3,000	2,839
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	9,772	7,762
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-E-BCON, REMIC, 3.88%, 01/06/23 (a)	1,187	1,114
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23	2,666	2,410
Series 2020-E-LOOP, 3.86%, 12/07/26	2,666	2,350
Series 2018-A-LAQ, 1.18%, (1M USD LIBOR + 1.00%), 06/15/35 (a)	1,971	1,853
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a)	3,075	2,707
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.81%, 07/15/24 (a)	2,000	1,850
Series 2014-B-C21, REMIC, 4.34%, 07/17/24	1,469	1,451
Series 2015-C-C32, REMIC, 4.80%, 10/15/25 (a)	2,065	1,819
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	2,224	2,116
JPMCC Commercial Mortgage Securities Trust
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	5,080
JPMDB Commercial Mortgage Securities Trust
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	4,743
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (a)	4,562	4,727
Interest Only, Series 2016-XA-C2, REMIC, 1.82%, 06/17/49 (a)	24,847	1,392
Interest Only, Series 2020-XA-COR7, REMIC, 1.66%, 05/15/53 (a)	39,274	4,596
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2017-D-FL10, REMIC, 2.09%, (1M USD LIBOR + 1.90%), 06/15/32 (a)	109	103
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24	15,750	13,112
Legacy Mortgage Asset Trust
Series 2019-A1-GS5, REMIC, 3.20%, 07/25/21 (c)	454	447
Series 2019-A-SL3, REMIC, 3.47%, 07/25/21	1,786	1,707
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (c)	31,277	30,713
Series 2020-A1-GS4, 3.25%, 11/25/21 (c)	9,835	9,735
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,758
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2018-A-SUN, REMIC, 1.08%, (1M USD LIBOR + 0.90%), 07/15/20 (a)	2,389	2,282
Series 2014-C-C18, REMIC, 4.67%, 09/15/24	1,500	1,450
Series 2015-C-C20, REMIC, 4.61%, 01/15/25 (a)	1,200	1,147
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	2,320	1,950
Series 2016-C-C29, REMIC, 4.90%, 04/17/26 (a)	676	612
Series 2016-C-C31, REMIC, 4.46%, 10/19/26 (a)	2,960	2,545
Interest Only, Series 2013-XA-C7, REMIC, 1.47%, 02/15/46 (a)	19,338	515
Interest Only, Series 2016-XA-C28, REMIC, 1.35%, 01/15/49 (a)	21,155	1,018
Interest Only, Series 2016-XA-C30, REMIC, 1.55%, 09/17/49 (a)	18,216	1,141
Morgan Stanley Capital I Trust
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29	3,847	4,195
Interest Only, Series 2019-XA-L3, REMIC, 0.77%, 11/18/52 (a)	71,113	3,458
Natixis Commercial Mortgage Securities Trust
Series 2018-E-850T, REMIC, 2.14%, (1M USD LIBOR + 1.95%), 07/15/21 (a)	2,183	1,971
Series 2018-A-FL1, 1.13%, (1M USD LIBOR + 0.95%), 01/17/22 (a)	2,226	2,082
Series 2020-D-2PAC, 3.75%, 04/17/25	4,415	4,139
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.98%, 02/25/36 (a)	596	460
Nomura Resecuritization Trust
Series 2011-2A10-4RA, REMIC, 3.53%, 07/26/41 (a)	10,453	9,169
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,500	7,481
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47	8,450	8,146
Pretium Mortgage Credit Partners I LLC
Series 2019-A1-CFL1, REMIC, 3.72%, 07/25/22 (c)	1,122	1,084
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (c)	6,617	6,554
Series 2020-A1-NPL2, REMIC, 3.72%, 05/25/23 (c)	12,500	12,508
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,950	10,004
PRPM, LLC
Series 2019-A1-2A, 3.97%, 04/25/22 (c)	8,467	8,512
Series 2019-A1-3A, 3.35%, 07/25/22 (c)	2,286	2,284
Series 2020-A1-1A, REMIC, 2.98%, 02/25/23 (c)	21,305	21,103
Series 2019-A1-GS1, REMIC, 3.47%, 10/25/23	6,762	6,681
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 0.63%, (1M USD LIBOR + 0.45%), 01/25/37 (a)	3,830	1,584
Interest Only, Series 2007-1A6-B, REMIC, 5.87%, (6.05% - (1M USD LIBOR * 1)), 01/25/37 (a)	3,830	729
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	4,862	4,735
Residential Accredit Loans, Inc.
Series 2005-A41-QA10, REMIC, 5.00%, 09/25/35 (a)	803	662
Series 2006-A21-QA1, REMIC, 4.62%, 01/25/36 (a)	4,806	4,009
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	2,655	2,405
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	3,055	2,808
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,371	2,839
Series 2007-1A1-A3, REMIC, 0.63%, (1M USD LIBOR + 0.45%), 04/25/37 (a)	6,308	2,383
Series 2007-1A2-A3, REMIC, 44.97%, (46.38% - (1M USD LIBOR * 7.67)), 04/25/37 (a)	823	2,442
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	18,692	14,778
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	414	405
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	2,495	2,435
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	988	924
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	1,476	1,426
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	7,813	7,583
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,796	1,693

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

69

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	9,883	8,395
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (d)	10,000	10,222
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	9,438	7,612
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	8,260
Sound Point CLO, Ltd.
Series 2013-A-3RA, 2.29%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (d)	3,000	2,887
Series 2018-A1A-21, 2.17%, (3M USD LIBOR + 1.18%), 10/27/31 (a) (d)	3,250	3,128
Series 2019-A-1A, 2.51%, (3M USD LIBOR + 1.37%), 01/20/32 (a)	1,500	1,455
Series 2015-ARR-2A, 2.53%, (3M USD LIBOR + 1.39%), 07/20/32 (a)	2,500	2,409
Steele Creek CLO Ltd
Series 2015-AR-1A, 1.63%, (3M USD LIBOR + 1.26%), 05/21/29 (a)	4,000	3,920
Series 2014-A-1RA, 2.18%, (3M USD LIBOR + 1.07%), 04/21/31 (a)	2,000	1,931
Series 2016-1A, 1.43%, (3M USD LIBOR + 1.12%), 06/16/31 (a) (d)	2,000	1,896
Series 2019-B-1A, 3.42%, (3M USD LIBOR + 2.20%), 04/15/32 (a)	1,000	926
VB-S1 Issuer, LLC
Series 2020-C2-1A, REMIC, 3.03%, 06/15/25	8,750	8,845
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (c)	12,289	12,236
Vericrest Opportunity Loan Trust
Series 2019-A1A-NPL4, 3.35%, 07/25/22 (c)	8,124	8,092
Volt LXXX, LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (c)	7,812	7,771
Volt LXXXV, LLC
Series 2020-A1A-NPL1, REMIC, 3.23%, 12/26/22 (c)	28,899	28,716
Volt LXXXVII, LLC
Series 2020-A1A-NPL3, 2.98%, 01/25/23 (c)	10,736	10,631
WaMu Asset-Backed Certificates WaMu SeriesTrust
Series 2006-2A3-2, REMIC, 0.56%, (1M USD LIBOR + 0.38%), 04/25/36 (a) (c)	15,965	7,378
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	3,035	2,861
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,700	1,602
Series 2006-A4-7, REMIC, 4.21%, 09/25/36 (c)	20,605	9,316
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	2,076	2,087
Wells Fargo Commercial Mortgage Trust
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25	2,386	2,099
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	1,850	1,501
Series 2015-D-NXS4, REMIC, 3.82%, 11/18/25 (a)	2,031	1,618
Series 2016-C-C32, REMIC, 4.88%, 01/16/26 (a)	1,577	1,332
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,392
Series 2016-C-C34, REMIC, 5.20%, 04/17/26 (a)	1,937	1,680
Series 2020-AS-C55, REMIC, 2.94%, 01/17/30	2,920	3,061
Interest Only, Series 2015-XA-P2, REMIC, 1.12%, 12/15/48 (a)	26,533	924
Interest Only, Series 2015-XA-LC20, REMIC, 1.46%, 04/15/50 (a)	21,742	871
Interest Only, Series 2017-XA-C39, REMIC, 1.27%, 09/16/50 (a)	76,177	4,561
Interest Only, Series 2019-XA-C54, REMIC, 0.97%, 12/17/52 (a)	37,645	2,330
Interest Only, Series 2020-XA-C55, REMIC, 1.44%, 02/18/53 (a)	59,263	5,580
Interest Only, Series 2020-XA-C56, REMIC, 1.43%, 06/17/53 (a)	59,708	6,092
Interest Only, Series 2017-XA-RC1, REMIC, 1.66%, 01/16/60 (a)	24,297	1,640
Other Securities		370,206
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,252,764)		1,209,896
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	109,833	109,833
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (e) (f)	7,871	7,871
Total Short Term Investments (cost $117,704)		117,704
Total Investments 99.9% (cost $2,841,128)		2,886,909
Other Assets and Liabilities, Net 0.1%		2,832
Total Net Assets 100.0%		2,889,741

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $66,514 and 2.3% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

70

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 90.4%
United Kingdom 16.3%
AON Public Limited Company	46	8,942
Blue Prism Group plc (a) (b)	88	1,249
Coca-Cola European Partners PLC	104	3,936
Compass Group PLC	182	2,515
Dechra Pharmaceuticals PLC	60	2,141
Diageo PLC	27	911
Informa Switzerland Limited	735	4,304
InterContinental Hotels Group PLC	59	2,614
Linde Public Limited Company	14	2,891
Relx PLC	231	5,372
Rio Tinto PLC	132	7,500
Tesco PLC	1,765	4,995
		47,370
Japan 13.3%
AEON Financial Service Co. Ltd.	110	1,206
Digital Garage Inc.	64	2,046
Fanuc Ltd.	19	3,513
Kaleidoscape, Y.K.	29	1,431
Kao Corp.	66	5,228
Makita Corp.	160	5,825
NEXON Co.,Ltd.	216	4,883
Nintendo Co. Ltd.	19	8,492
Suzuki Motor Corp.	97	3,289
Yamaha Corp.	57	2,666
		38,579
France 9.9%
Alstom	30	1,388
AtoS SE (a)	38	3,260
Engie (a)	507	6,299
Eurazeo SA (a)	31	1,611
Sanofi SA	100	10,262
Vivendi SA	224	5,773
		28,593
Germany 8.6%
Beiersdorf AG	51	5,790
Infineon Technologies AG	101	2,387
Knorr - Bremse Aktiengesellschaft	24	2,467
SAP SE	45	6,299
TeamViewer AG (a)	53	2,925
Vonovia SE	82	5,036
		24,904
Switzerland 7.6%
ABB Ltd.	319	7,228
Alcon AG (a)	44	2,544
Julius Bar Gruppe AG	96	4,076
Novartis AG	95	8,330
		22,178
Ireland 7.1%
Accenture Public Limited Company - Class A	24	5,118
CRH Plc	146	5,047
Medtronic Public Limited Company	75	6,838
Ryanair Holdings Plc - ADR (a)	54	3,580
		20,583
Canada 6.3%
CAE Inc.	363	5,886
National Bank of Canada	122	5,513
Suncor Energy Inc.	154	2,590
Toromont Industries Ltd.	87	4,319
		18,308
Hong Kong 5.2%
AIA Group Limited	943	8,813
ESR Cayman Limited (a)	1,266	2,999
Techtronic Industries Company Limited	334	3,300
		15,112
Italy 2.9%
Enel SpA	799	6,918
Technogym S.p.A. (a)	184	1,544
		8,462
Denmark 2.8%
Carlsberg A/S - Class B	31	4,093
Genmab A/S (a)	12	4,072
		8,165
Spain 2.6%
Bankinter SA	151	726
Industria de Diseno Textil, S.A.	121	3,220
Siemens Gamesa Renewable Energy, S.A. (a)	206	3,671
		7,617
Finland 1.9%
Sampo Oyj - Class A	157	5,441
Israel 1.7%
Bank Leumi Le-Israel BM	296	1,487
Israel Discount Bank Ltd. - Class A	1,170	3,563
		5,050
Norway 1.0%
Equinor ASA	204	2,923
Singapore 1.0%
DBS Group Holdings Ltd.	187	2,800
Sweden 0.8%
Hexagon Aktiebolag - Class B (a)	39	2,287
Portugal 0.7%
Energias de Portugal SA	448	2,142
Macau 0.7%
Sands China Ltd.	534	2,106
Total Common Stocks (cost $264,405)		262,620
PREFERRED STOCKS 2.4%
Germany 2.4%
Volkswagen AG (a) (c)	46	6,914
Total Preferred Stocks (cost $7,872)		6,914
SHORT TERM INVESTMENTS 25.1%
Investment Companies 24.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	72,082	72,082
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (d) (e)	1,016	1,016
Total Short Term Investments (cost $73,098)		73,098
Total Investments 117.9% (cost $345,375)		342,632
Other Derivative Instruments 0.0%		25
Other Assets and Liabilities, Net (17.9)%		(52,162)
Total Net Assets 100.0%		290,495

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Lazard International Strategic Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	SSB	07/02/20	CAD	4,607	3,394	25

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

71

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Equity Income Fund
COMMON STOCKS 98.2%
Financials 27.3%
American International Group, Inc.	28	860
Assurant, Inc.	24	2,485
Bank of America Corporation	133	3,163
Berkshire Hathaway Inc. - Class B (a)	33	5,830
Capital One Financial Corporation	16	983
Chubb Limited	24	2,993
Citigroup Inc.	51	2,627
JPMorgan Chase & Co.	76	7,136
LPL Financial Holdings Inc.	29	2,307
Morgan Stanley	112	5,419
State Street Corporation	26	1,634
The Charles Schwab Corporation	43	1,442
The Goldman Sachs Group, Inc.	30	5,868
U.S. Bancorp	49	1,799
Voya Financial, Inc.	72	3,377
Willis Towers Watson Public Limited Company	8	1,512
		49,435
Health Care 14.5%
AbbVie Inc.	53	5,206
Anthem, Inc.	9	2,449
Becton, Dickinson and Company	17	4,145
Bristol-Myers Squibb Company	46	2,708
CVS Health Corporation	22	1,419
Eli Lilly & Co.	10	1,667
Humana Inc.	6	2,468
Medtronic Public Limited Company	58	5,313
Merck & Co., Inc.	10	799
		26,174
Information Technology 12.1%
Apple Inc.	4	1,640
Applied Materials, Inc.	52	3,115
Cisco Systems, Inc.	55	2,565
Corning Incorporated	98	2,546
Dolby Laboratories, Inc.	23	1,509
Intel Corporation	78	4,641
International Business Machines Corporation	12	1,433
Microchip Technology Incorporated	11	1,206
NXP Semiconductors N.V.	12	1,354
Qualcomm Incorporated	11	988
Western Digital Corporation	20	883
		21,880
Materials 9.6%
CF Industries Holdings Inc.	177	4,972
Dow Inc.	22	917
Freeport-McMoRan Inc. - Class B	344	3,975
Louisiana-Pacific Corp.	93	2,385
MOS Holdings Inc.	73	913
Newmont Corporation	14	879
Vulcan Materials Co.	29	3,397
		17,438
Industrials 9.5%
Carrier Global Corporation	84	1,867
Eaton Corporation Public Limited Company	41	3,605
L3Harris Technologies, Inc.	18	3,084
Northrop Grumman Systems Corp.	3	815
Otis Worldwide Corporation	20	1,115
Quanta Services, Inc.	52	2,036
Raytheon BBN Technologies Corp.	15	919
Trane Technologies Public Limited Company	12	1,103
Union Pacific Corporation	15	2,593
		17,137
Energy 8.5%
ConocoPhillips	66	2,794
Hess Corporation	84	4,369
Marathon Petroleum Corporation	91	3,413
Phillips 66	42	2,996
Pioneer Natural Resources Co.	18	1,731
		15,303
Consumer Discretionary 5.3%
General Motors Company	96	2,424
Las Vegas Sands Corp.	47	2,119
Lennar Corporation - Class A	40	2,447
Lowe`s Companies, Inc.	20	2,658
		9,648
Utilities 4.5%
Clearway Energy, Inc. - Class C	39	894
Nextera Energy Partners, LP (b)	40	2,054
PPL Corporation	203	5,252
		8,200
Communication Services 3.1%
Alphabet Inc. - Class A (a)	2	2,727
AT&T Inc.	55	1,656
Omnicom Group Inc.	24	1,312
		5,695
Consumer Staples 2.9%
Archer-Daniels-Midland Company	61	2,431
PepsiCo, Inc.	11	1,487
Philip Morris International Inc.	19	1,317
		5,235
Real Estate 0.9%
Lamar Advertising Co. - Class A	13	863
Weyerhaeuser Company	38	849
		1,712
Total Common Stocks (cost $199,309)		177,857
INVESTMENT COMPANIES 1.0%
iShares Russell 1000 Value ETF (b)	16	1,822
Total Investment Companies (cost $1,775)		1,822
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	3,264	3,264
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,541	1,541
Total Short Term Investments (cost $4,805)		4,805
Total Investments 101.9% (cost $205,889)		184,484
Other Assets and Liabilities, Net (1.9)%		(3,429)
Total Net Assets 100.0%		181,055

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

72

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 20.1%
Fifth Third Auto Trust
Series 2019-A2B-1, 0.35%, (1M USD LIBOR + 0.17%), 01/15/21 (a)	197	197
Ford Credit Auto Lease Trust
Series 2019-A2B-B, 0.44%, (1M USD LIBOR + 0.26%), 02/15/21 (a)	586	587
Series 2019-A2A-A, REMIC, 2.78%, 10/15/20	181	182
GM Financial Automobile Leasing Trust
Series 2019-A2B-2, 0.37%, (1M USD LIBOR + 0.18%), 09/20/20 (a)	219	219
Toyota Auto Receivables Owner Trust
Series 2018-A2A-C, 2.77%, 08/15/21	192	193
USAA Auto Owner Trust
Series 2019-A2-1, REMIC, 2.26%, 01/15/21	204	205
Verizon Owner Trust
Series 2019-A1B-C, 0.61%, (1M USD LIBOR + 0.42%), 11/21/22 (a)	300	301
World Omni Auto Receivables Trust
Series 2019-A2-A, 3.02%, 10/15/20	271	271
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,152)		2,155
SHORT TERM INVESTMENTS 68.8%
U.S. Treasury Bill 46.6%
Treasury, United States Department of
0.14%, 08/18/20 (b)	2,500	2,499
0.15%, 09/03/20 (b)	2,500	2,499
		4,998
Investment Companies 22.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	2,381	2,381
Total Short Term Investments (cost $7,379)		7,379
Total Investments 88.9% (cost $9,531)		9,534
Other Derivative Instruments (0.4)%		(38)
Other Assets and Liabilities, Net 11.5%		1,225
Total Net Assets 100.0%		10,721

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The coupon rate represents the yield to maturity.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	7	December 2020	285	24	2
Brent Crude	12	October 2020	437	(6)	64
Cattle Feeder	3	August 2020	195	(1)	5
Cocoa	9	September 2020	214	(5)	(17)
Coffee "C"	3	September 2020	122	1	(8)
Copper	8	September 2020	469	7	77
Corn	57	December 2020	947	45	51
Cotton No. 2	7	December 2020	201	4	12
Crude Oil, WTI	8	December 2020	259	(4)	58
Gasoline, RBOB	8	September 2020	326	3	73
Gold, 100 Oz.	6	December 2020	1,081	12	11
KC HRW Wheat	17	December 2020	402	2	(18)
Lead	12	December 2020	543	(31)	(9)
Lean Hogs	8	October 2020	165	6	(7)
Live Cattle	6	November 2020	241	(1)	(2)
Low Sulfur Gasoil	8	December 2020	272	1	22
Natural Gas	13	September 2020	297	5	(64)
New York Harbor ULSD	10	December 2020	484	(1)	42
Nickel	5	December 2020	384	(50)	2
Platinum	10	October 2020	416	12	10
Silver	5	December 2020	433	14	37
Soybean	10	November 2020	422	10	19
Soybean Meal	18	December 2020	528	13	5
Soybean Oil	12	December 2020	196	3	12
Sugar No. 11	11	December 2020	131	2	16
Wheat	17	December 2020	437	5	(13)
Zinc	11	December 2020	568	(108)	(3)
				(38)	377

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

73

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund *
CORPORATE BONDS AND NOTES 71.7%
Financials 29.9%
Banco Santander, S.A.
3.31%, 06/27/29	600	649
3.49%, 05/28/30 (a)	4,600	4,930
Banco Santander-Chile
2.70%, 01/10/25 (b)	1,600	1,648
Bank of America Corporation
4.30%, (callable at 100 beginning 01/28/25) (c)	2,700	2,413
5.13%, (callable at 100 beginning 06/20/24) (c)	1,600	1,581
3.56%, 04/23/27	500	558
3.82%, 01/20/28 (d)	5,000	5,643
3.42%, 12/20/28	631	703
4.27%, 07/23/29	900	1,059
3.97%, 02/07/30	10,100	11,740
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (c)	900	1,100
7.75%, (callable at 100 beginning 09/15/23) (a) (c)	700	713
7.88%, (callable at 100 beginning 03/15/22) (c) (e)	2,200	2,235
1.88%, 03/23/21, EUR (e)	200	227
1.70%, 05/12/22 (a)	1,800	1,832
7.63%, 11/21/22	2,400	2,600
1.77%, (3M USD LIBOR + 1.38%), 05/16/24 (d)	2,477	2,449
4.34%, 05/16/24 (a) (d)	200	215
2.85%, 05/07/26 (a)	1,400	1,459
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (b)	800	974
BNP Paribas
7.00%, (callable at 100 beginning 08/16/28) (b) (c)	200	216
2.82%, 11/19/25 (b)	5,500	5,753
4.40%, 08/14/28 (b)	900	1,037
China Construction Bank (New Zealand) Limited
1.06%, (3M USD LIBOR + 0.75%), 12/20/21 (d) (e)	500	500
Citigroup Inc.
4.70%, (callable at 100 beginning 01/30/25) (c)	1,600	1,429
5.00%, (callable at 100 beginning 09/12/24) (c)	2,200	2,065
5.95%, (callable at 100 beginning 05/15/25) (c)	1,100	1,098
2.90%, 12/08/21	100	103
2.88%, 07/24/23	900	936
1.37%, (3M USD LIBOR + 1.02%), 06/01/24 (d)	600	598
4.08%, 04/23/29	1,200	1,371
2.98%, 11/05/30	5,800	6,160
Credit Suisse (USA), Inc.
3.00%, 10/29/21	300	310
Credit Suisse Group AG
5.10%, (callable at 100 beginning 01/24/30) (b) (c) (f)	3,100	2,942
6.38%, (callable at 100 beginning 08/21/26) (b) (c)	1,100	1,117
7.25%, (callable at 100 beginning 09/12/25) (b) (c)	3,200	3,305
7.50%, (callable at 100 beginning 07/17/23) (b) (c)	5,700	5,874
6.50%, 08/08/23 (b)	200	218
6.50%, 08/08/23 (e)	300	327
2.59%, 09/11/25 (b)	1,700	1,753
3.87%, 01/12/29 (b)	700	772
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	900	956
3.75%, 03/26/25	800	879
4.55%, 04/17/26	700	805
Credit Suisse Holdings (USA), Inc.
2.10%, 11/12/21	600	613
Deutsche Bank Aktiengesellschaft
6.00%, (callable at 100 beginning 10/30/25) (c)	1,400	1,158
2.28%, (3M USD LIBOR + 0.97%), 07/13/20 (d)	1,100	1,100
3.15%, 01/22/21	500	504
4.25%, 10/14/21	2,200	2,258
5.00%, 02/14/22	900	942
1.58%, (3M USD LIBOR + 1.19%), 11/16/22 (d)	500	485
3.30%, 11/16/22	300	306
Diamond Finance International Limited
4.42%, 06/15/21 (b)	1,400	1,439
5.45%, 06/15/23 (b)	7,825	8,558
6.02%, 06/15/26 (b)	2,800	3,203
Ford Motor Credit Company LLC
5.88%, 08/02/21	300	303
5.60%, 01/07/22	2,900	2,916
1.64%, (3M USD LIBOR + 1.08%), 08/03/22 (d)	1,400	1,278
3.55%, 10/07/22	2,200	2,116
3.09%, 01/09/23	4,600	4,381
3.10%, 05/04/23	200	190
1.74%, 07/19/24, EUR	3,000	3,026
GE Capital Funding LLC
4.40%, 05/15/30 (b)	7,500	7,788
4.55%, 05/15/32 (b)	4,000	4,126
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	800	813
HSBC Holdings PLC
4.75%, (callable at 100 beginning 07/04/29), EUR (c) (e)	800	849
5.88%, (callable at 100 beginning 09/28/26), GBP (c)	700	849
6.50%, (callable at 100 beginning 03/23/28) (a) (c)	400	410
6.88%, (callable at 100 beginning 06/01/21) (a) (c)	600	606
3.60%, 05/25/23	800	859
2.63%, 11/07/25 (a)	1,200	1,242
4.30%, 03/08/26	725	817
3.90%, 05/25/26	600	665
1.70%, (3M USD LIBOR + 1.38%), 09/12/26 (a) (d)	500	493
4.04%, 03/13/28 (d)	200	221
3.00%, 07/22/28, GBP (a)	700	917
4.58%, 06/19/29 (a)	1,100	1,270
3.97%, 05/22/30	6,700	7,443
2.85%, 06/04/31 (a)	2,200	2,245
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
1.06%, (3M USD LIBOR + 0.75%), 12/21/21 (d) (e)	800	800
JPMorgan Chase & Co.
4.00%, (callable at 100 beginning 04/01/25) (c)	4,700	4,107
4.23%, (3M USD LIBOR + 3.47%), (callable at 100 beginning 10/30/20) (c) (d)	537	489
4.60%, (callable at 100 beginning 02/01/25) (c)	1,900	1,693
5.00%, (callable at 100 beginning 08/01/24) (c)	700	675
3.56%, 04/23/24	235	252
3.22%, 03/01/25	1,380	1,484
2.30%, 10/15/25	2,800	2,930
3.30%, 04/01/26	1,700	1,899
3.78%, 02/01/28 (d)	7,000	7,920
2.74%, 10/15/30	11,100	11,900
Mizuho Financial Group Inc
2.63%, 04/12/21 (b)	700	709
1.19%, (3M USD LIBOR + 0.88%), 09/11/22 (d)	800	800
2.87%, 09/13/30	4,400	4,645
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (a) (c)	1,400	1,405
Santander Holdings USA, Inc.
3.40%, 01/18/23	1,100	1,146
3.50%, 06/07/24	600	631
3.24%, 10/05/26	2,200	2,276
4.40%, 07/13/27	100	108
Santander UK Group Holdings PLC
7.38%, (callable at 100 beginning 06/24/22), GBP (c) (e)	295	371
3.40%, 06/01/21 (a)	500	513
3.75%, 11/15/21 (a)	2,100	2,188
1.63%, 02/12/23 (b)	5,400	5,545
2.88%, 06/18/24	800	852
4.80%, 11/15/24	532	588

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

74

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
4.75%, 09/15/25 (b)	600	651
SB Capital S.A.
6.13%, 02/07/22 (e)	1,500	1,595
5.13%, 10/29/22 (e)	3,100	3,259
5.25%, 05/23/23 (e)	200	211
SMBC Aviation Capital Finance Designated Activity Company
2.65%, 07/15/21 (b)	1,700	1,698
3.00%, 07/15/22 (b)	800	803
Sumitomo Mitsui Financial Group, Inc.
1.99%, (3M USD LIBOR + 1.68%), 03/09/21 (d)	1,200	1,210
2.28%, (3M USD LIBOR + 1.14%), 10/19/21 (d)	1,300	1,312
2.09%, (3M USD LIBOR + 0.78%), 07/12/22 (d)	500	501
1.47%, 07/08/25	2,000	2,000
3.04%, 07/16/29	4,300	4,627
2.13%, 07/08/30	3,000	3,006
Synchrony Financial
4.38%, 03/19/24	400	423
4.25%, 08/15/24	100	105
3.95%, 12/01/27	2,900	3,037
The Blackstone Group Inc.
2.50%, 01/10/30 (b) (f)	5,700	5,947
5.00%, 06/15/44 (b)	300	365
The Goldman Sachs Group, Inc.
1.11%, (3M USD LIBOR + 0.75%), 02/23/23 (d)	600	597
3.50%, 01/23/25	600	652
3.75%, 02/25/26	1,000	1,116
3.69%, 06/05/28 (d)	400	448
4.22%, 05/01/29	2,400	2,785
2.60%, 02/07/30	1,000	1,047
The Royal Bank of Scotland Group Public Limited Company
7.65%, (callable at 100 beginning 09/30/31) (c)	100	145
8.63%, (callable at 100 beginning 08/15/21) (a) (c)	5,799	6,031
2.00%, 03/08/23, EUR	200	228
6.00%, 12/19/23	1,000	1,120
1.85%, (3M USD LIBOR + 1.55%), 06/25/24 (d)	1,801	1,797
4.52%, 06/25/24 (a) (d)	1,100	1,195
4.27%, 03/22/25 (a)	1,400	1,522
1.75%, 03/02/26, EUR (e)	600	689
5.08%, 01/27/30 (a) (d)	200	240
UBS AG
5.13%, 05/15/24 (e)	900	975
4.75%, 02/12/26, EUR (d) (e)	400	457
UBS Group AG
7.13%, (callable at 100 beginning 08/10/21) (a) (c) (e)	2,300	2,340
3.13%, 08/13/30 (b)	400	431
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (b)	250	282
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (b)	2,600	2,723
Wells Fargo & Company
2.63%, 07/22/22	300	312
2.13%, (3M USD LIBOR + 1.11%), 01/24/23 (d)	1,500	1,512
1.99%, (3M USD LIBOR + 1.23%), 10/31/23 (d) (f)	1,400	1,410
3.30%, 09/09/24	950	1,038
3.55%, 09/29/25	900	1,004
2.41%, 10/30/25	2,700	2,810
2.16%, 02/11/26	6,600	6,817
3.20%, 06/17/27	800	867
3.58%, 05/22/28 (d)	4,800	5,329
2.39%, 06/02/28	7,200	7,438
Wells Fargo Bank, National Association
0.99%, (3M USD LIBOR + 0.62%), 05/27/22 (d)	250	250
2.90%, 05/27/22	350	357
3.55%, 08/14/23	1,000	1,083
Willis North America Inc.
2.95%, 09/15/29	5,500	5,828
Other Securities		191,615
		492,807
Communication Services 6.6%
AT&T Inc.
3.95%, 01/15/25	100	112
4.10%, 02/15/28	1,520	1,743
2.75%, 06/01/31	5,100	5,292
3.50%, 06/01/41	5,900	6,219
4.80%, 06/15/44	200	236
4.35%, 06/15/45	100	113
4.75%, 05/15/46	4,900	5,784
5.15%, 11/15/46	2,200	2,765
5.45%, 03/01/47	1,400	1,837
4.50%, 03/09/48	600	703
4.55%, 03/09/49	700	826
3.65%, 06/01/51	4,200	4,383
CC Holdings GS V LLC
3.85%, 04/15/23	200	216
CCO Holdings, LLC
4.50%, 08/15/30 (b)	4,800	4,902
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,658
3.75%, 02/15/28	300	327
5.05%, 03/30/29	100	118
5.38%, 05/01/47	400	471
5.75%, 04/01/48	300	371
4.80%, 03/01/50	2,000	2,268
Comcast Corporation
3.15%, 03/01/26	200	222
2.35%, 01/15/27	200	214
3.30%, 02/01/27	400	449
4.15%, 10/15/28	1,700	2,041
2.65%, 02/01/30	2,000	2,173
3.75%, 04/01/40	5,800	6,812
4.50%, 01/15/43	500	633
4.60%, 08/15/45	400	517
3.40%, 07/15/46	1,200	1,331
4.70%, 10/15/48	4,500	6,000
4.00%, 11/01/49	300	363
2.80%, 01/15/51	1,750	1,779
Crown Communication Inc.
4.24%, 07/15/28	100	113
The Walt Disney Company
1.75%, 01/13/26	7,350	7,541
Other Securities		38,325
		108,857
Real Estate 6.4%
American Tower Corporation
3.45%, 09/15/21	200	207
3.50%, 01/31/23	750	801
3.00%, 06/15/23	600	640
2.95%, 01/15/25	1,700	1,832
4.00%, 06/01/25	1,000	1,124
2.75%, 01/15/27	1,900	2,033
3.13%, 01/15/27	400	433
3.80%, 08/15/29	700	796
2.90%, 01/15/30	3,900	4,163
3.70%, 10/15/49	2,100	2,300
Crown Castle International Corp.
4.88%, 04/15/22	300	321
5.25%, 01/15/23	400	444
3.15%, 07/15/23	3,000	3,196
3.80%, 02/15/28	900	1,010
4.30%, 02/15/29	1,800	2,086
2.25%, 01/15/31	3,800	3,833
4.00%, 11/15/49	1,501	1,678
4.15%, 07/01/50	1,100	1,264
Kilroy Realty, L.P.
4.38%, 10/01/25	300	320
3.05%, 02/15/30	7,300	7,252
Weyerhaeuser Company
7.13%, 07/15/23	1,100	1,279
4.63%, 09/15/23	500	552
8.50%, 01/15/25	500	629
4.00%, 11/15/29	3,800	4,272
4.00%, 04/15/30	2,300	2,591

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

75

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
7.38%, 03/15/32	1,600	2,165
Other Securities		58,921
		106,142
Energy 5.7%
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	740
5.13%, 06/30/27	6,100	6,694
3.70%, 11/15/29 (b)	800	818
CNOOC Curtis Funding No.1 Pty Ltd
4.50%, 10/03/23 (e)	1,100	1,204
CNOOC Limited
3.00%, 05/09/23	600	626
El Paso LLC
6.50%, 09/15/20	200	202
Gaz Capital S.A.
6.51%, 03/07/22 (e)	500	536
3.13%, 11/17/23, EUR (b)	400	469
2.95%, 01/24/24, EUR (e)	1,600	1,874
2.25%, 11/22/24, EUR (e)	200	229
4.95%, 03/23/27 (e)	600	665
GPN Capital S.A.
4.38%, 09/19/22 (e)	300	312
Kinder Morgan, Inc.
2.50%, (3M USD LIBOR + 1.28%), 01/15/23 (d)	1,300	1,300
ONEOK Partners, L.P.
4.90%, 03/15/25	1,000	1,086
6.85%, 10/15/37	200	223
ONEOK, Inc.
4.00%, 07/13/27	300	305
4.35%, 03/15/29	2,500	2,579
6.35%, 01/15/31	2,800	3,278
Petroleos Mexicanos
6.50%, 03/13/27	2,900	2,639
6.84%, 01/23/30 (b)	2,500	2,186
5.95%, 01/28/31 (b)	1,300	1,071
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	300	319
5.63%, 04/15/23	800	871
5.75%, 05/15/24	1,510	1,700
5.88%, 06/30/26	1,200	1,410
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (b)	5,100	5,236
Other Securities		55,148
		93,720
Utilities 4.7%
NextEra Energy Capital Holdings, Inc.
3.30%, 08/15/22	3,900	4,117
3.25%, 04/01/26	800	893
3.50%, 04/01/29	500	566
2.75%, 11/01/29	2,800	3,013
5.65%, 05/01/79	800	869
Southern California Edison Company
3.70%, 08/01/25	1,100	1,215
6.05%, 03/15/39	400	542
3.60%, 02/01/45	400	433
4.00%, 04/01/47	1,100	1,256
4.13%, 03/01/48	5,000	5,838
Other Securities		58,044
		76,786
Industrials 4.6%
BOC Aviation Limited
2.75%, 09/18/22 (b)	400	402
3.50%, 10/10/24 (b)	2,300	2,388
General Electric Capital Corporation
5.55%, 01/05/26	1,800	2,091
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (c)	2,300	1,806
4.35%, 05/01/50	1,300	1,289
The Boeing Company
2.95%, 02/01/30	300	293
5.93%, 05/01/60 (g)	10,000	11,761
Other Securities		56,094
		76,124
Consumer Discretionary 4.3%
Las Vegas Sands Corp.
3.20%, 08/08/24	6,800	6,764
2.90%, 06/25/25	200	194
3.50%, 08/18/26	800	797
MCE Finance Limited
4.88%, 06/06/25 (b)	800	806
5.25%, 04/26/26 (b)	500	506
5.63%, 07/17/27 (b)	200	202
5.38%, 12/04/29 (b)	4,300	4,290
Nissan Motor Acceptance Corporation
1.90%, 09/14/21 (b)	1,900	1,863
2.65%, 07/13/22 (b)	2,705	2,644
2.60%, 09/28/22 (b)	2,050	1,997
Sands China Ltd.
4.60%, 08/08/23 (g)	3,800	3,996
5.13%, 08/08/25 (g)	5,000	5,438
5.40%, 08/08/28 (g)	700	774
Studio City Finance Limited
7.25%, 02/11/24 (b)	500	514
Wynn Las Vegas, LLC
5.50%, 03/01/25 (b)	200	184
Wynn Macau, Limited
4.88%, 10/01/24 (b)	400	392
5.50%, 01/15/26 (b)	800	789
5.50%, 10/01/27 (b)	1,800	1,771
5.13%, 12/15/29 (b)	3,200	3,126
Other Securities		33,406
		70,453
Health Care 4.1%
Boston Scientific Corporation
3.38%, 05/15/22	775	810
3.75%, 03/01/26	700	795
4.00%, 03/01/29	600	687
4.70%, 03/01/49	4,500	5,716
CVS Health Corporation
4.30%, 03/25/28	8,200	9,578
3.25%, 08/15/29	1,600	1,767
7.51%, 01/10/32 (b)	49	58
Other Securities		47,775
		67,186
Information Technology 3.8%
Apple Inc.
2.20%, 09/11/29	1,500	1,611
2.65%, 05/11/50	5,800	6,047
Broadcom Inc.
4.25%, 04/15/26 (b)	600	668
3.46%, 09/15/26 (b)	416	446
4.11%, 09/15/28 (b)	1,790	1,958
4.15%, 11/15/30 (b)	5,100	5,549
4.30%, 11/15/32 (b)	2,400	2,644
Fiserv, Inc.
3.20%, 07/01/26	3,000	3,316
3.50%, 07/01/29	2,600	2,918
Other Securities		37,865
		63,022
Consumer Staples 1.0%
Other Securities		15,515
Materials 0.6%
Other Securities		10,209
Total Corporate Bonds And Notes (cost $1,146,954)		1,180,821
GOVERNMENT AND AGENCY OBLIGATIONS 21.5%
U.S. Treasury Bond 8.5%
Treasury, United States Department of
3.50%, 02/15/39 (h)	814	1,151
Principal Only, 0.00%, 08/15/44 (i)	25	18
Principal Only, 0.00%, 05/15/45 (i)	25	17
2.50%, 02/15/46 (h)	1,875	2,321
2.50%, 05/15/46 (h)	5,657	7,014
2.88%, 11/15/46	182	242
3.13%, 05/15/48 (h)	2,956	4,138
2.88%, 05/15/49 (h)	3,550	4,798

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

76

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
2.25%, 08/15/49	42,580	51,169
2.38%, 11/15/49	32,900	40,601
2.00%, 02/15/50	22,100	25,287
1.25%, 05/15/50	2,691	2,583
		139,339
Mortgage-Backed Securities 7.8%
Federal National Mortgage Association, Inc.
3.00%, 07/01/43	420	450
3.00%, 08/01/43	11	12
TBA, 2.50%, 09/15/47 (j)	8,200	8,512
TBA, 4.00%, 07/15/48 (j)	7,900	8,370
TBA, 4.50%, 07/15/48 (j)	10,000	10,744
TBA, 2.50%, 08/15/48 (j)	25,000	26,003
TBA, 3.50%, 08/15/48 (j)	38,670	40,658
TBA, 4.00%, 08/15/48 (j)	5,000	5,300
TBA, 3.00%, 09/15/48 (j)	18,400	19,304
TBA, 2.00%, 08/13/50 (j)	6,400	6,531
TBA, 2.00%, 01/01/00 (j)	3,400	3,462
		129,346
U.S. Treasury Note 4.0%
Treasury, United States Department of
1.75%, 11/15/29	20,989	23,167
1.50%, 02/15/30 (h)	39,582	42,773
		65,940
Sovereign 1.1%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (b)	13,800	5,056
6.35%, 08/12/28, PEN (b)	5,000	1,666
6.95%, 08/12/31, PEN (b)	2,400	835
5.40%, 08/12/34, PEN (b)	300	90
5.35%, 08/12/40, PEN (b)	700	200
Other Securities		10,940
		18,787
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
0.13%, 01/15/22 (h) (k)	566	574
0.38%, 01/15/27 (h) (k)	318	343
0.50%, 01/15/28 (h) (k)	707	775
		1,692
Total Government And Agency Obligations (cost $333,837)		355,104
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.0%
Alternative Loan Trust
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	2,690	2,195
Series 2005-2A1-27, REMIC, 2.85%, (12M US Federal Reserve Cumulative Average CMT + 1.35%), 08/25/35 (d)	89	74
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	2,358	2,236
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	4,698	3,885
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	1,650	1,634
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	706	542
Banc of America Mortgage Trust
Series 2006-4A2-B, REMIC, 3.81%, 11/20/36 (d)	3,451	3,110
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 3.69%, 04/25/35 (d)	621	600
Citigtoup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 12/25/36 (d)	67	59
Series 2007-3A3A-10, REMIC, 4.09%, 09/25/37 (d)	5	5
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.54%, 04/25/22	277	274
CVS Health Corporation
Series 2013-PTC, 4.70%, 01/10/36 (b)	806	856
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 0.69%, (1M USD LIBOR + 0.26%), 01/25/36 (d) (l)	750	687
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	308
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 0.45%, (1M USD LIBOR + 0.27%), 07/25/36 (d)	300	269
Series 2006-AF3-CW2, REMIC, 5.78%, 08/25/36 (l)	1,304	993
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 09/25/35 (d) (l)	777	688
Other Securities		30,500
Consumer Discretionary 0.0%
Other Securities		349
Total Non-U.S. Government Agency Asset-Backed Securities (cost $49,255)		49,264
SENIOR FLOATING RATE INSTRUMENTS 1.4%
Communication Services 0.4%
Other Securities		6,055
Consumer Discretionary 0.3%
Other Securities		4,656
Health Care 0.2%
Other Securities		3,880
Financials 0.2%
Other Securities		2,877
Industrials 0.1%
Other Securities		2,151
Materials 0.1%
Other Securities		2,045
Information Technology 0.1%
Other Securities		1,436
Total Senior Floating Rate Instruments (cost $23,841)		23,100
PREFERRED STOCKS 0.0%
Financials 0.0%
Other Securities		314
Real Estate 0.0%
Other Securities		31
Total Preferred Stocks (cost $328)		345
WARRANTS 0.0%
Other Securities		—
Total Warrants (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
Financials 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 9.6%
U.S. Treasury Bill 5.7%
Treasury, United States Department of
0.11%, 07/07/20 (m)	22,650	22,650
0.10%, 07/14/20 (h) (m)	5,000	5,000
0.15%, 07/28/20 (m)	16,100	16,098
0.15%, 08/04/20 (m)	9,100	9,099
0.13%, 08/25/20 (m)	40,950	40,942
		93,789
Discount Notes 3.3%
Federal Home Loan Banks Office of Finance
0.11%, 07/24/20 (m) (n)	50,800	50,795
0.27%, 09/15/20 (m) (n)	3,700	3,699
		54,494
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (o) (p)	10,027	10,027
Treasury Securities 0.0%
Presidencia De La Nacion
117.30%, 08/27/20, ARS (m)	3,338	40

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

77

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
36.63%, (BADLAR + 2.00%), 08/28/20, ARS (d) (m)	3,368	29
		69
Total Short Term Investments (cost $158,432)		158,379
Total Investments 107.2% (cost $1,712,647)		1,767,013
Total Purchased Options 0.0% (cost $103)		38
Other Derivative Instruments 0.0%		349
Other Assets and Liabilities, Net (7.2)%		(119,353)
Total Net Assets 100.0%		1,648,047

(a) Convertible security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $340,361 and 20.7% of the Fund.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of June 30, 2020.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $129,972.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(m) The coupon rate represents the yield to maturity.

(n) The security is a direct debt of the agency and not collateralized by mortgages.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

Summary of Investments by Country^	Total Long Term Investments
United States of America	75.3%
United Kingdom	4.9
Japan	2.2
Switzerland	2.1
Netherlands	1.7
China	1.2
Macau	1.0
Brazil	1.0
India	1.0
Canada	1.0
Ireland	1.0
Germany	0.9
Italy	0.7
France	0.7
Hong Kong	0.6
Mexico	0.6
Peru	0.5
Luxembourg	0.5
Spain	0.5
Russian Federation	0.4
Australia	0.4
Qatar	0.3
Singapore	0.2
Bermuda	0.2
Norway	0.2
United Arab Emirates	0.2
Denmark	0.1
Saudi Arabia	0.1
Chile	0.1
Kuwait	0.1
Indonesia	0.1
Colombia	0.1
South Africa	0.1
Argentina	—
New Zealand	—
Cayman Islands	—
Ukraine	—
Panama	—
Finland	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

78

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
21Vianet Group, Inc., 7.88%, 10/15/21	10/25/19	508	504	—
Adani Transmission Limited, 4.00%, 08/03/26	01/02/20	515	495	—
Adecoagro S.A., 6.00%, 09/21/27	09/14/17	200	188	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88%, callable at 100 beginning 09/24/23	02/04/19	663	654	—
Banco do Brasil S.A, 4.75%, 03/20/24	01/13/20	211	207	—
Banco Votorantim S.A., 4.50%, 09/24/24	12/16/19	1,025	999	0.1
Barclays PLC, 7.88%, callable at 100 beginning 03/15/22	12/10/19	2,332	2,235	0.1
Barclays PLC, 1.88%, 03/23/21	10/18/19	226	227	—
BBVA Bancomer, S.A., 6.75%, 09/30/22	12/18/19	354	351	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	01/11/18	597	562	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	11/05/19	421	416	—
China Construction Bank (New Zealand) Limited, 1.06%, 12/20/21	12/19/19	498	500	—
CNOOC Curtis Funding No.1 Pty Ltd, 4.50%, 10/03/23	08/04/17	1,148	1,204	0.1
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	08/19/16	2,072	2,078	0.1
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	318	327	—
Digital Stout Holding, LLC, 3.75%, 10/17/30	10/28/19	429	423	—
Gaz Capital S.A., 6.51%, 03/07/22	03/01/19	518	536	—
Gaz Capital S.A., 2.95%, 01/24/24	02/28/19	1,845	1,874	0.1
Gaz Capital S.A., 2.25%, 11/22/24	03/13/19	225	229	—
Gaz Capital S.A., 4.95%, 03/23/27	09/18/18	573	665	—
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	320	319	—
GPN Capital S.A., 4.38%, 09/19/22	03/22/19	300	312	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	587	542	—
Greenko Dutch B.V., 4.88%, 07/24/22	10/25/19	302	297	—
Greenko Dutch B.V., 5.25%, 07/24/24	09/19/19	402	395	—
HSBC Holdings PLC, 4.75%, callable at 100 beginning 07/04/29	01/13/20	989	849	0.1
IHO Verwaltungs GmbH, 3.88%, 05/15/27	05/22/19	440	441	—
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 1.06%, 12/21/21	12/19/19	797	800	0.1
Intesa Sanpaolo S.p.A., 7.75%, callable at 100 beginning 01/11/27	02/21/20	813	736	0.1
Kaisa Group Holdings Ltd., 7.88%, 06/30/21	02/25/20	202	200	—
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	02/12/20	304	297	—
KWG Group Holdings Limited, 6.00%, 09/15/22	06/09/20	400	402	—
Lloyds Banking Group PLC, 7.63%, callable at 100 beginning 06/27/23	09/27/16	1,299	1,262	0.1
New Metro Global Limited, 6.50%, 04/23/21	02/07/20	1,309	1,305	0.1
Novatek Finance Designated Activity Company, 4.42%, 12/13/22	02/27/19	507	525	—
NTT Finance Corporation, 1.90%, 07/21/21	12/11/19	2,045	2,073	0.1
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	01/10/17	32	23	—
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	85	12	—
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	300	326	—
Ronshine China Holdings Limited, 11.25%, 08/22/21	12/10/19	522	527	—
Ronshine China Holdings Limited, 8.75%, 10/25/22	01/21/20	835	834	0.1
Santander UK Group Holdings PLC, 7.38%, callable at 100 beginning 06/24/22	09/28/16	381	371	—
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	894	998	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	10/19/16	793	864	0.1
SB Capital S.A., 6.13%, 02/07/22	04/17/19	1,551	1,595	0.1
SB Capital S.A., 5.13%, 10/29/22	09/19/19	3,257	3,259	0.2
SB Capital S.A., 5.25%, 05/23/23	09/19/19	209	211	—
Seazen Group Limited, 7.50%, 01/22/21	02/07/20	2,018	2,020	0.1
Shriram Transport Finance Company Limited, 5.95%, 10/24/22	11/01/19	908	824	0.1
State Bank of India, 3.25%, 01/24/22	07/17/17	702	710	0.1
Stichting AK Rabobank Certificaten II, 0.00%	01/17/17	737	714	0.1
Sunac China Holdings Limited, 8.63%, 07/27/20	12/04/18	300	301	—
Sunac China Holdings Limited, 6.88%, 08/08/20	05/17/19	200	200	—
Sunac China Holdings Limited, 8.38%, 01/15/21	03/01/19	706	711	0.1
Sunac China Holdings Limited, 7.88%, 02/15/22	02/10/20	621	615	—
Sunny Optical Technology (Group) Company Limited, 3.75%, 01/23/23	12/09/19	1,428	1,434	0.1
Tesco Property Finance 5 PLC, 5.66%, 10/13/41	01/31/17	723	980	0.1
Teva Pharmaceutical Finance Netherlands II B.V., 0.38%, 07/25/20	01/18/18	148	136	—
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	06/04/19	679	689	0.1
Times China Holdings Limited, 7.63%, 02/21/22	12/10/19	409	410	—
UBS AG, 5.13%, 05/15/24	01/15/20	967	975	0.1
UBS AG, 4.75%, 02/12/26	08/27/19	456	457	—
UBS Group AG, 7.13%, callable at 100 beginning 08/10/21	01/28/20	2,404	2,340	0.2
UniCredit S.p.A., 7.50%, callable at 100 beginning 06/03/26	01/27/20	1,808	1,644	0.1
Vanke Real Estate (Hong Kong) Company Limited, 4.20%, 06/07/24	08/22/19	829	850	0.1
Virgin Media Secured Finance PLC, 6.25%, 03/28/29	07/06/16	116	118	—
Virgin Money UK PLC, 4.00%, 09/03/27	02/06/20	1,261	1,125	0.1
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 2.13%, 04/04/22	02/04/19	815	802	0.1
		52,788	52,504	3.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

79

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	241	September 2020		33,449	(38)	92
United States 5 Year Note	927	October 2020		116,304	(29)	259
United States Ultra Bond	81	September 2020		17,818	(84)	(148)
					(151)	203
Short Contracts
Euro Bund	(25)	September 2020	EUR	(4,375)	6	(43)
United States 2 Year Note	(39)	October 2020		(8,611)	(1)	(1)
					5	(44)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	5.03	(M)	05/05/25	MXN	10,400	(1)	(5)
28-Day MEXIBOR (M)	Receiving	5.21	(M)	05/21/25	MXN	80,500	(10)	(62)
28-Day MEXIBOR (M)	Paying	5.61	(M)	07/07/21	MXN	14,100	—	10
28-Day MEXIBOR (M)	Paying	5.84	(M)	09/14/21	MXN	1,600	—	2
28-Day MEXIBOR (M)	Paying	5.81	(M)	09/29/21	MXN	1,300	—	(2)
28-Day MEXIBOR (M)	Paying	5.75	(M)	09/30/21	MXN	1,600	—	(2)
28-Day MEXIBOR (M)	Paying	5.63	(M)	10/11/21	MXN	12,900	—	14
28-Day MEXIBOR (M)	Paying	7.68	(M)	12/29/22	MXN	52,400	2	192
28-Day MEXIBOR (M)	Paying	6.48	(M)	02/21/25	MXN	89,700	10	268
3M Canada Bankers Acceptance (Q)	Paying	1.22	(S)	03/03/25	CAD	10,500	(8)	170
3M Canada Bankers Acceptance (Q)	Paying	1.24	(S)	03/04/25	CAD	4,700	(3)	78
3M Canada Bankers Acceptance (Q)	Paying	1.90	(S)	12/18/29	CAD	1,900	(3)	127
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	(S)	09/20/24	JPY	127,500	—	(50)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	1	(30)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	—	(44)
6M BUBOR (S)	Paying	1.00	(A)	09/19/23	HUF	297,000	(2)	21
6M BUBOR (S)	Paying	1.25	(A)	09/19/23	HUF	906,900	(6)	55
6M EURIBOR (S)	Receiving	0.25	(A)	12/15/30	EUR	5,600	9	(18)
6M EURIBOR (S)	Receiving	0.60	(A)	12/15/50	EUR	500	7	(1)
6M GBP LIBOR (S)	Receiving	0.50	(S)	12/16/30	GBP	11,400	(3)	(106)
6M GBP LIBOR (S)	Receiving	0.50	(S)	12/16/50	GBP	1,700	7	(36)
Sterling Overnight Index Average Rate (A)	Paying	0.50	(A)	12/16/25	GBP	300	—	1
							—	582

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Newell Brands Inc. (Q)	1.00	06/20/23	1,300	1	—	18

Credit default swap agreements - sell protection
Anadarko Petroleum Corporation (Q)	1.00	06/20/21	(100)	(4)	—	(2)
Anadarko Petroleum Corporation (Q)	1.00	12/20/21	(400)	(26)	—	(7)
Anadarko Petroleum Corporation (Q)	1.00	06/20/22	(700)	(60)	1	(47)
AT&T Inc. (Q)	1.00	12/20/20	(7,500)	14	—	(35)
AT&T Inc. (Q)	1.00	12/20/24	(5,500)	(19)	1	(94)
Berkshire Hathaway Inc. (Q)	1.00	12/20/20	(200)	1	—	5
Berkshire Hathaway Inc. (Q)	1.00	06/20/21	(500)	5	—	(1)
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(5,600)	121	1	(4)
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(900)	19	—	3
British Telecommunications Public Limited Company (Q)	1.00	12/20/24	(700)	3	—	(7)
Canadian Natural Resources Limited (Q)	1.00	06/20/22	(200)	2	—	5
CDX.NA.IG.33 (Q)	1.00	12/20/29	(394,400)	(3,344)	966	(6,939)
D.R. Horton, Inc. (Q)	1.00	03/20/21	(100)	1	—	—
Daimler AG (Q)	1.00	12/20/20	(400)	1	—	(4)
Enbridge Inc. (Q)	1.00	12/20/21	(100)	1	—	5
Enbridge Inc. (Q)	1.00	06/20/22	(50)	—	—	1
Ford Motor Company (Q)	5.00	12/20/21	(100)	2	—	(13)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

80

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Ford Motor Company (Q)	5.00	06/20/23	(700)	7	(1)	(100)
General Electric Company (Q)	1.00	06/20/24	(300)	(6)	1	(3)
General Electric Company (Q)	1.00	12/20/24	(1,000)	(29)	5	(15)
Goldman Sachs Group Inc. (Q)	1.00	12/20/20	(800)	2	—	(10)
Goldman Sachs Group Inc. (Q)	1.00	06/20/21	(1,700)	7	—	(18)
Goldman Sachs Group Inc. (Q)	1.00	12/20/21	(1,400)	8	—	(9)
Host Hotels & Resorts, L.P. (Q)	1.00	12/20/20	(300)	1	—	(2)
ITRAXX.EUR.SR.26 (Q)	1.00	12/20/21	(1,400)	17	—	14
ITRAXX.EXJP.32 (Q)	1.00	12/20/24	(3,100)	47	1	(7)
MetLife, Inc. (Q)	1.00	06/20/22	(400)	6	—	2
MetLife, Inc. (Q)	1.00	12/20/22	(1,100)	20	—	(2)
MetLife, Inc. (Q)	1.00	12/20/24	(500)	12	—	3
Morgan Stanley (Q)	1.00	12/20/20	(300)	1	—	(4)
Prudential Financial, Inc. (Q)	1.00	12/20/24	(800)	18	1	5
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,700)	(378)	3	(372)
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,500)	(350)	3	(344)
Ryder System, Inc. (Q)	1.00	06/20/22	(500)	5	—	(4)
Simon Property Group, L.P. (Q)	1.00	06/20/22	(400)	(2)	1	(3)
Sprint Communications, Inc. (Q)	5.00	09/20/20	(100)	1	—	(3)
Tesco PLC (Q)	1.00	12/20/24	(800)	10	—	10
The Boeing Company (Q)	1.00	12/20/20	(3,200)	(21)	—	(40)
The Sherwin-Williams Company (Q)	1.00	12/20/22	(1,000)	20	1	5
Viacom Inc. (Q)	1.00	06/20/21	(300)	2	—	(1)
Vodafone Group Public Limited Company (Q)	1.00	06/20/23	(400)	7	—	4
Vodafone Group Public Limited Company (Q)	1.00	06/20/24	(800)	15	1	6
				(3,863)	985	(8,022)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]		Value ($)
Interest Rate Swaptions
6M GBP LIBOR, 02/26/51	GSC	Put	86.00	02/26/21	GBP	1,700,000	38

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.34, 06/20/25	BNP	Call	105.00	08/19/20		1,500,000	(2)
CDX.NA.HY.34, 06/20/25	BOA	Call	104.00	08/19/20		1,500,000	(3)
CDX.NA.HY.34, 06/20/25	BNP	Put	92.00	08/19/20		1,500,000	(16)
CDX.NA.HY.34, 06/20/25	BOA	Put	93.00	08/19/20		1,500,000	(18)
CDX.NA.IG.33, 12/20/24	GSC	Put	250.00	03/17/21		3,200,000	(7)
CDX.NA.IG.34, 06/20/25	BNP	Call	60.00	08/19/20		2,800,000	(2)
CDX.NA.IG.34, 06/20/25	BNP	Call	62.50	08/19/20		2,900,000	(2)
CDX.NA.IG.34, 06/20/25	BOA	Call	60.00	08/19/20		3,200,000	(2)
CDX.NA.IG.34, 06/20/25	BOA	Call	55.00	09/16/20		3,000,000	(1)
CDX.NA.IG.34, 06/20/25	GSC	Call	60.00	08/19/20		2,800,000	(2)
CDX.NA.IG.34, 06/20/25	BNP	Put	110.00	08/19/20		6,300,000	(7)
CDX.NA.IG.34, 06/20/25	BNP	Put	120.00	08/19/20		2,900,000	(3)
CDX.NA.IG.34, 06/20/25	BOA	Put	115.00	08/19/20		3,500,000	(4)
CDX.NA.IG.34, 06/20/25	BOA	Put	110.00	08/19/20		3,200,000	(4)
CDX.NA.IG.34, 06/20/25	BOA	Put	110.00	09/16/20		3,000,000	(6)
CDX.NA.IG.34, 06/20/25	CSI	Put	55.00	09/16/20		3,400,000	(2)
CDX.NA.IG.34, 06/20/25	CSI	Put	120.00	09/16/20		3,400,000	(6)
CDX.NA.IG.34, 06/20/25	GSC	Put	110.00	08/19/20		2,800,000	(3)
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	01/20/21	EUR	1,600,000	(2)
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	03/17/21	EUR	2,900,000	(5)
ITRAXX.EUR.33, 06/20/25	BNP	Call	50.00	09/16/20	EUR	6,200,000	(4)
ITRAXX.EUR.33, 06/20/25	BOA	Call	47.50	09/16/20	EUR	3,100,000	(1)
ITRAXX.EUR.33, 06/20/25	DUB	Call	55.00	08/19/20	EUR	3,300,000	(3)
ITRAXX.EUR.33, 06/20/25	DUB	Call	50.00	10/21/20	EUR	3,200,000	(3)
ITRAXX.EUR.33, 06/20/25	GSC	Call	50.00	09/16/20	EUR	6,000,000	(4)
ITRAXX.EUR.33, 06/20/25	JPM	Call	50.00	10/21/20	EUR	3,200,000	(3)
ITRAXX.EUR.33, 06/20/25	BNP	Put	110.00	09/16/20	EUR	6,200,000	(10)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

81

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
ITRAXX.EUR.33, 06/20/25	BOA	Put	100.00	09/16/20	EUR	3,100,000	(6)
ITRAXX.EUR.33, 06/20/25	DUB	Put	100.00	08/19/20	EUR	3,300,000	(4)
ITRAXX.EUR.33, 06/20/25	DUB	Put	120.00	10/21/20	EUR	3,200,000	(7)
ITRAXX.EUR.33, 06/20/25	GSC	Put	110.00	09/16/20	EUR	6,000,000	(10)
ITRAXX.EUR.33, 06/20/25	JPM	Put	120.00	10/21/20	EUR	3,200,000	(7)
							(159)
Interest Rate Swaptions
6M GBP LIBOR, 02/26/31	GSC	Put	78.00	02/26/21	GBP	4,800,000	(24)

JNL/PIMCO Investment Grade Credit Bond Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	MSC	07/02/20	BRL	1,872	344	(6)
BRL/USD	MSC	08/04/20	BRL	1,872	344	(8)
COP/USD	GSC	07/17/20	COP	3,451,700	917	(26)
HUF/USD	MSC	07/08/20	HUF	16,897	53	2
IDR/USD	CIT	09/16/20	IDR	21,224,807	1,473	73
JPY/USD	CIT	07/02/20	JPY	1,475,500	13,665	(38)
MXN/USD	CIT	07/07/20	MXN	46,482	2,021	160
MXN/USD	JPM	07/07/20	MXN	8,343	363	31
MXN/USD	CIT	12/09/20	MXN	46,482	1,982	(61)
MXN/USD	JPM	12/09/20	MXN	8,343	356	(11)
PLN/USD	SCB	09/10/20	PLN	5,069	1,281	(6)
RUB/USD	UBS	07/27/20	RUB	62,565	876	(22)
RUB/USD	SCB	08/14/20	RUB	173,429	2,424	(70)
USD/BRL	MSC	07/02/20	BRL	(1,872)	(344)	8
USD/CAD	BCL	08/17/20	CAD	(1,734)	(1,277)	(49)
USD/EUR	GSC	07/02/20	EUR	(20,625)	(23,172)	(233)
USD/GBP	BNP	07/02/20	GBP	(7,034)	(8,716)	4
USD/HUF	MSC	07/08/20	HUF	(35,044)	(111)	(5)
USD/MXN	CIT	07/07/20	MXN	(46,482)	(2,021)	63
USD/MXN	JPM	07/07/20	MXN	(8,343)	(363)	11
USD/PEN	CIT	07/24/20	PEN	(2,247)	(634)	19
USD/PEN	BNP	09/04/20	PEN	(16,257)	(4,584)	171
					(15,123)	7

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BCL	0.58	1.00	12/20/24	(200)	4	3	1
Alibaba Group Holding Limited (Q)	BNP	0.58	1.00	12/20/24	(300)	6	4	2
BHP Billiton Finance (USA) Limited (Q)	BNP	0.12	1.00	06/20/21	(200)	2	(6)	8
CDX.NA.HY.25.V7 (Q)	BOA	N/A	5.00	12/20/20	(100)	2	1	1
CDX.NA.HY.27.V5 (Q)	BOA	N/A	5.00	12/20/21	(300)	15	46	(31)
CDX.NA.HY.27.V5 (Q)	CGM	N/A	5.00	12/20/21	(600)	29	52	(23)
CDX.NA.HY.27.V5 (Q)	JPM	N/A	5.00	12/20/21	(200)	10	17	(7)
CDX.NA.HY.29.V3 (Q)	GSC	N/A	5.00	12/20/22	(100)	5	14	(9)
CDX.NA.HY.29.V3 (Q)	JPM	N/A	5.00	12/20/22	(200)	10	32	(22)
CDX.NA.HY.31.V4 (Q)	BNP	N/A	5.00	12/20/23	(100)	3	12	(9)
CDX.NA.HY.31.V4 (Q)	CGM	N/A	5.00	12/20/23	(200)	5	21	(16)
CDX.NA.HY.31.V4 (Q)	GSC	N/A	5.00	12/20/23	(500)	11	59	(48)
CDX.NA.HY.31.V4 (Q)	JPM	N/A	5.00	12/20/23	(400)	9	45	(36)
CDX.NA.HY.31.V4 (Q)	MSC	N/A	5.00	12/20/23	(100)	2	12	(10)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.8 (M)	CSI	N/A	0.50	10/17/57	(300)	3	(15)	18
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(4,000)	38	(161)	199
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	5	(19)	24
CNAC (HK) Finbridge Company Limited (Q)	BCL	1.38	1.00	12/20/24	(300)	(5)	(6)	1
CNOOC Finance (2002) Limited (Q)	BNP	0.61	1.00	12/20/24	(500)	9	10	(1)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	1.04	1.00	06/20/23	(800)	—	(8)	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	1.27	1.00	06/20/24	(200)	(2)	(3)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	1.17	1.00	12/20/23	(300)	(2)	(6)	4
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.27	1.00	06/20/24	(100)	(1)	(2)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.04	1.00	06/20/23	(1,300)	(1)	(12)	11
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.43	1.00	12/20/24	(100)	(2)	(1)	(1)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	1.27	1.00	06/20/24	(100)	(1)	(2)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.43	1.00	12/20/24	(800)	(15)	(5)	(10)
Huarong Finance Co., Ltd. (Q)	BOA	0.39	1.00	10/23/20	(300)	1	—	1
MCDX.CDSI.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	3	(5)	8
Mexico (United Mexican States) (Q)	BCL	0.78	1.00	06/20/22	(2,600)	13	(37)	50
Pemex Project Funding Master Trust (Q)	BCL	3.54	1.00	09/20/20	(900)	(5)	(46)	41
Pemex Project Funding Master Trust (Q)	BCL	5.08	1.00	06/20/22	(400)	(31)	(17)	(14)
Pemex Project Funding Master Trust (Q)	BNP	5.08	1.00	06/20/22	(1,700)	(130)	(103)	(27)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

82

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Pemex Project Funding Master Trust (Q)	GSC	5.08	1.00	06/20/22	(700)	(53)	(44)	(9)
Pemex Project Funding Master Trust (Q)	GSC	3.54	1.00	09/20/20	(250)	(2)	(13)	11
Pemex Project Funding Master Trust (Q)	GSC	4.88	1.00	12/20/21	(200)	(11)	(9)	(2)
Presidência Da República Federativa Do Brasil (Q)	CGM	2.38	1.00	12/20/24	(600)	(35)	(10)	(25)
Presidência Da República Federativa Do Brasil (Q)	CSI	0.69	1.00	09/20/20	(200)	—	(14)	14
Presidência Da República Federativa Do Brasil (Q)	GSC	1.50	1.00	06/20/22	(200)	(2)	(1)	(1)
Presidência Da República Federativa Do Brasil (Q)	GSC	2.38	1.00	12/20/24	(500)	(29)	(8)	(21)
Presidencia de la Republica de Colombia (Q)	UBS	0.53	1.00	06/20/21	(650)	3	(19)	22
Presidencia de la República de Colombia (Q)	GSC	0.53	1.00	06/20/21	(650)	3	4	(1)
PT Pertamina (Persero) (Q)	BCL	1.69	1.00	12/20/24	(400)	(12)	(4)	(8)
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.53	1.00	06/20/24	(400)	(8)	(9)	1
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.61	1.00	12/20/24	(800)	(21)	2	(23)
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	1.53	1.00	06/20/24	(400)	(8)	(8)	—
Sinopec Group Overseas Development (2018) Limited (Q)	BCL	0.63	1.00	12/20/24	(300)	5	5	—
Sinopec Group Overseas Development (2018) Limited (Q)	GSC	0.63	1.00	12/20/24	(200)	3	3	—
South Africa, Parliament of (Q)	BCL	2.93	1.00	12/20/24	(800)	(64)	(30)	(34)
South Africa, Parliament of (Q)	CGM	1.63	1.00	06/20/21	(600)	(3)	(50)	47
South Africa, Parliament of (Q)	GSC	2.93	1.00	12/20/24	(1,000)	(80)	(40)	(40)
State Grid Overseas Investment Limited (Q)	BCL	0.62	1.00	12/20/24	(300)	5	4	1
The Republic of Indonesia, The Government of (Q)	GSC	0.80	1.00	06/20/23	(300)	2	(4)	6
					(28,600)	(314)	(380)	66

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

83

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund *
COMMON STOCKS 65.4%
Health Care 14.5%
Alcon AG (a)	1,048	60,655
Avantor, Inc. (a) (b)	1,647	27,991
Becton, Dickinson and Company (b)	766	183,394
Boston Scientific Corporation (a)	1,296	45,520
Danaher Corporation (b)	838	148,139
Envista Holdings Corporation (a)	2,054	43,314
Humana Inc. (b)	410	158,878
PerkinElmer Inc. (b)	1,101	108,048
Thermo Fisher Scientific Inc. (b)	371	134,362
UnitedHealth Group Incorporated (b)	393	115,960
		1,026,261
Information Technology 12.4%
Fiserv, Inc. (a)	1,743	170,181
Global Payments Inc. (b)	754	127,953
Maxim Integrated Products, Inc.	1,043	63,242
Microsoft Corporation (b)	1,696	345,092
NXP Semiconductors N.V. (b)	1,127	128,523
Other Securities		36,390
		871,381
Utilities 9.8%
Alliant Energy Corporation	863	41,265
Ameren Corporation	1,642	115,523
American Electric Power Company, Inc. (b)	2,637	209,980
Atmos Energy Corporation	558	55,600
Exelon Corporation	2,011	72,994
NextEra Energy, Inc. (b)	170	40,906
NiSource Inc.	4,018	91,359
Xcel Energy Inc. (b)	1,017	63,532
		691,159
Industrials 8.3%
Fortive Corporation	2,522	170,638
General Electric Company (b)	37,680	257,352
Ingersoll Rand Inc. (a) (b)	2,609	73,368
Roper Technologies, Inc. (b)	133	51,633
Other Securities		35,241
		588,232
Financials 7.1%
CME Group Inc. (b)	317	51,476
Intercontinental Exchange, Inc. (b)	1,168	106,953
Marsh & McLennan Companies, Inc.	1,809	194,221
Visa Inc. - Class A (b)	587	113,405
Other Securities		33,321
		499,376
Consumer Discretionary 6.3%
Amazon.com, Inc. (a)	54	149,920
Hilton Worldwide Holdings Inc. (b)	1,473	108,162
Marriott International, Inc. - Class A	554	47,533
Yum! Brands, Inc. (b)	1,237	107,485
Other Securities		33,638
		446,738
Communication Services 4.0%
Alphabet Inc. - Class A (a)	8	10,786
Alphabet Inc. - Class C (a) (b)	122	172,223
Facebook, Inc. - Class A (a) (b)	438	99,548
		282,557
Consumer Staples 1.7%
Keurig Dr Pepper Inc. (b)	4,245	120,560
Materials 1.3%
Linde Public Limited Company	430	91,137
Total Common Stocks (cost $4,228,854)		4,617,401
CORPORATE BONDS AND NOTES 9.7%
Communication Services 3.2%
CCO Holdings, LLC
4.00%, 03/01/23 (c)	5,947	6,001
5.88%, 04/01/24 (c)	7,035	7,253
5.13%, 05/01/27 (c)	24,616	25,466
5.00%, 02/01/28 (c)	36,114	37,296
Netflix, Inc.
5.50%, 02/15/22	1,260	1,318
5.88%, 02/15/25	8,825	9,822
4.38%, 11/15/26	24,835	25,840
4.88%, 04/15/28	29,217	31,175
5.88%, 11/15/28	40,293	45,850
6.38%, 05/15/29	22,335	26,023
Other Securities		12,211
		228,255
Consumer Discretionary 2.4%
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	3,095	2,995
KFC Holding Co.
5.00%, 06/01/24 (c)	11,835	12,057
5.25%, 06/01/26 (c)	18,155	18,600
4.75%, 06/01/27 (c)	24,680	25,350
Marriott International, Inc.
0.97%, (3M USD LIBOR + 0.65%), 03/08/21 (d)	1,485	1,484
3.13%, 06/15/26	1,925	1,872
Yum! Brands, Inc.
3.88%, 11/01/20	6,975	6,975
3.75%, 11/01/21	11,046	11,176
3.88%, 11/01/23	5,450	5,603
4.75%, 01/15/30 (c)	2,015	2,059
6.88%, 11/15/37	3,355	3,618
5.35%, 11/01/43	11,005	10,935
Other Securities		67,039
		169,763
Health Care 1.3%
Avantor, Inc.
6.00%, 10/01/24 (c)	13,940	14,531
9.00%, 10/01/25 (c)	58,287	62,801
Other Securities		15,490
		92,822
Industrials 0.9%
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (e)	50,442	39,602
Other Securities		27,230
		66,832
Information Technology 0.8%
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (c)	7,023	7,443
8.25%, 11/15/26 (c)	8,750	9,471
Solera, LLC
10.50%, 03/01/24 (c)	41,065	41,886
		58,800
Financials 0.7%
HUB International Limited
7.00%, 05/01/26 (c)	15,225	15,222
Other Securities		30,735
		45,957
Real Estate 0.3%
Other Securities		17,637
Utilities 0.1%
NiSource Inc.
5.65%, (callable at 100 beginning 06/15/23) (e)	5,655	5,467
Energy 0.0%
Other Securities		2,187
Total Corporate Bonds And Notes (cost $672,876)		687,720
SENIOR FLOATING RATE INSTRUMENTS 9.6%
Information Technology 5.7%
CCC Information Services, Inc.
Term Loan, 0.00%, (1M LIBOR + 3.00%), 03/30/24 (d) (f)	1,674	1,615
Term Loan, 4.00%, (1M LIBOR + 3.00%), 03/30/24 (d)	51,428	49,607
Kronos Incorporated
2018 Term Loan, 0.00%, (1M LIBOR + 3.00%), 11/01/23 (d) (f)	1,715	1,711
2018 Term Loan, 3.18%, (1M LIBOR + 3.00%), 11/01/23 (d)	68,848	68,698

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

84

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Refinitiv US Holdings Inc.
2017 2nd Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 09/12/25 (d)	141,502	138,071
Ultimate Software Group, Inc
Term Loan B, 3.92%, (1M LIBOR + 3.75%), 04/08/26 (d)	1,876	1,814
2020 Incremental Term Loan B, 0.00%, (3M LIBOR + 4.00%), 05/03/26 (d) (f)	94,275	92,994
2020 2nd Lien Incremental Term Loan, 0.00%, (3M LIBOR + 6.75%), 05/03/27 (d) (f)	2,950	2,994
Other Securities		47,033
		404,537
Financials 1.7%
Hub International Limited
2018 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 04/25/25 (d) (f)	690	655
2018 Term Loan B, 4.02%, (3M LIBOR + 3.00%), 04/25/25 (d)	97,890	92,915
Other Securities		24,457
		118,027
Consumer Discretionary 0.8%
Other Securities		58,664
Industrials 0.6%
Other Securities		41,964
Materials 0.3%
Other Securities		21,729
Consumer Staples 0.3%
Other Securities		19,708
Health Care 0.2%
Other Securities		11,480
Total Senior Floating Rate Instruments (cost $685,886)		676,109
PREFERRED STOCKS 3.5%
Utilities 1.2%
American Electric Power Company, Inc., 6.13%, 03/15/22 (g)	153	7,411
NextEra Energy, Inc., 5.28%, 03/01/23 (g)	373	15,828
NiSource Inc., 6.50%, (callable at 25 beginning 03/15/24) (e)	330	8,509
Other Securities		54,339
		86,087
Financials 1.1%
Wells Fargo & Company - Series L, 7.50% (e) (g)	56	73,255
Other Securities		5,092
		78,347
Health Care 1.0%
Avantor, Inc., 6.25%, 05/15/22 (g)	799	45,884
Boston Scientific Corporation, 5.50%, 06/01/23 (a) (g)	219	22,925
		68,809
Industrials 0.2%
Fortive Corporation - Series A, 5.00%, 07/01/21 (g)	15	12,649
Total Preferred Stocks (cost $244,143)		245,892
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Other Securities		13,457
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,801)		13,457
TRUST PREFERREDS 0.1%
Utilities 0.1%
Other Securities		7,157
Total Trust Preferreds (cost $7,346)		7,157
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (h)	131	1,213
Total Investment Companies (cost $1,331)		1,213
SHORT TERM INVESTMENTS 14.3%
Investment Companies 14.1%
T. Rowe Price Government Reserve Fund, 0.14% (h) (i)	996,076	996,076
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (h) (i)	14,646	14,646
Total Short Term Investments (cost $1,010,722)		1,010,722
Total Investments 102.8% (cost $6,863,959)		7,259,671
Other Derivative Instruments (0.6)%		(43,969)
Other Assets and Liabilities, Net (2.2)%		(156,294)
Total Net Assets 100.0%		7,059,408

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $374,919 and 5.3% of the Fund.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/T. Rowe Capital Price Appreciation Fund - Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,263	28	—	27	—	(78)	1,213	—

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Alphabet Inc.	CGM	Call	1,500.00	01/15/21	113	(1,034)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

85

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Alphabet Inc.	GSC	Call	1,780.00	01/15/21	33	(60)
Alphabet Inc.	GSC	Call	1,800.00	01/15/21	33	(57)
Alphabet Inc.	GSC	Call	1,740.00	01/15/21	33	(82)
Alphabet Inc.	GSC	Call	1,760.00	01/15/21	33	(70)
American Electric Power Company, Inc.	CGM	Call	115.00	01/15/21	511	(6)
American Electric Power Company, Inc.	CGM	Call	105.00	01/15/21	1,626	(69)
Aptiv PLC	GSC	Call	97.50	01/15/21	377	(203)
Aptiv PLC	GSC	Call	100.00	01/15/21	377	(174)
Avantor, Inc.	CSI	Call	22.50	01/15/21	870	(152)
Avantor, Inc.	CSI	Call	20.00	01/15/21	870	(127)
Avantor, Inc.	CSI	Call	15.00	01/15/21	555	(208)
Becton, Dickinson and Company	GSC	Call	280.00	01/15/21	172	(110)
Becton, Dickinson and Company	GSC	Call	300.00	01/15/21	755	(203)
Becton, Dickinson and Company	GSC	Call	260.00	01/15/21	111	(134)
Becton, Dickinson and Company	GSC	Call	270.00	01/15/21	111	(99)
CME Group Inc.	CSI	Call	180.00	01/15/21	267	(235)
CME Group Inc.	CSI	Call	185.00	01/15/21	267	(187)
CME Group Inc.	CSI	Call	170.00	01/15/21	267	(320)
CME Group Inc.	CSI	Call	175.00	01/15/21	267	(258)
Danaher Corporation	JPM	Call	185.00	01/15/21	301	(333)
Danaher Corporation	JPM	Call	190.00	01/15/21	473	(416)
Danaher Corporation	JPM	Call	180.00	01/15/21	172	(233)
Danaher Corporation	JPM	Call	150.00	01/15/21	167	(548)
Danaher Corporation	JPM	Call	160.00	01/15/21	167	(424)
Facebook, Inc.	JPM	Call	270.00	01/15/21	290	(281)
Facebook, Inc.	JPM	Call	275.00	01/15/21	290	(249)
Facebook, Inc.	JPM	Call	265.00	01/15/21	290	(296)
Facebook, Inc.	JPM	Call	195.00	01/15/21	222	(984)
Facebook, Inc.	JPM	Call	200.00	01/15/21	222	(918)
General Electric Company	JPM	Call	8.00	01/15/21	5,545	(399)
General Electric Company	JPM	Call	15.00	01/15/21	29,084	(146)
Global Payments Inc.	GSC	Call	195.00	12/18/20	172	(159)
Global Payments Inc.	GSC	Call	185.00	12/18/20	172	(218)
Hilton Worldwide Holdings Inc.	CGM	Call	130.00	01/15/21	152	(5)
Hilton Worldwide Holdings Inc.	CGM	Call	125.00	01/15/21	152	(4)
Hilton Worldwide Holdings Inc.	CSI	Call	90.00	01/15/21	58	(24)
Hilton Worldwide Holdings Inc.	CSI	Call	87.50	01/15/21	58	(28)
Humana Inc.	CSI	Call	420.00	01/15/21	86	(226)
Humana Inc.	CSI	Call	430.00	01/15/21	86	(189)
Humana Inc.	CSI	Call	370.00	01/15/21	112	(584)
Humana Inc.	CSI	Call	380.00	01/15/21	112	(518)
Ingersoll Rand Inc.	JPM	Call	35.00	12/18/20	1,747	(193)
Intercontinental Exchange, Inc.	JPM	Call	105.00	01/15/21	348	(87)
Intercontinental Exchange, Inc.	JPM	Call	100.00	01/15/21	348	(136)
Keurig Dr Pepper Inc.	CGM	Call	31.00	10/16/20	1,110	(83)
Keurig Dr Pepper Inc.	CGM	Call	30.00	10/16/20	1,110	(118)
Keurig Dr Pepper Inc.	CGM	Call	29.00	10/16/20	1,141	(174)
Microsoft Corporation	CGM	Call	170.00	01/15/21	646	(2,638)
Microsoft Corporation	CGM	Call	165.00	01/15/21	646	(2,855)
Microsoft Corporation	CSI	Call	165.00	01/15/21	1,946	(8,601)
Microsoft Corporation	JPM	Call	170.00	01/15/21	2,496	(10,191)
NextEra Energy, Inc.	CSI	Call	320.00	01/15/21	118	(9)
NextEra Energy, Inc.	CSI	Call	310.00	01/15/21	117	(16)
NXP Semiconductors N.V.	CSI	Call	140.00	01/15/21	1,272	(751)
NXP Semiconductors N.V.	JPM	Call	125.00	01/15/21	143	(157)
NXP Semiconductors N.V.	JPM	Call	115.00	01/15/21	143	(221)
PerkinElmer, Inc.	JPM	Call	115.00	12/18/20	232	(94)
PerkinElmer, Inc.	JPM	Call	110.00	12/18/20	232	(114)
Roper Technologies, Inc.	GSC	Call	430.00	08/21/20	96	(41)
Roper Technologies, Inc.	GSC	Call	440.00	11/20/20	116	(109)
Roper Technologies, Inc.	GSC	Call	420.00	11/20/20	116	(201)
Roper Technologies, Inc.	GSC	Call	370.00	11/20/20	115	(498)
Roper Technologies, Inc.	GSC	Call	390.00	11/20/20	115	(369)
Thermo Fisher Scientific Inc.	RBC	Call	400.00	01/15/21	470	(634)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

86

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Thermo Fisher Scientific Inc.	RBC	Call	400.00	01/15/21	23	(31)
Thermo Fisher Scientific Inc.	RBC	Call	370.00	01/15/21	99	(260)
Thermo Fisher Scientific Inc.	RBC	Call	390.00	01/15/21	98	(178)
UnitedHealth Group Incorporated	JPM	Call	330.00	01/15/21	115	(170)
UnitedHealth Group Incorporated	JPM	Call	320.00	01/15/21	115	(207)
Visa Inc.	CSI	Call	230.00	01/15/21	673	(250)
Visa Inc.	CSI	Call	235.00	01/15/21	673	(187)
Visa Inc.	CSI	Call	240.00	01/15/21	673	(140)
Visa Inc.	GSC	Call	195.00	01/15/21	111	(189)
Visa Inc.	GSC	Call	200.00	01/15/21	228	(324)
Visa Inc.	GSC	Call	185.00	01/15/21	111	(236)
Visa Inc.	GSC	Call	240.00	01/15/21	235	(49)
Visa Inc.	GSC	Call	215.00	01/15/21	183	(138)
Visa Inc.	GSC	Call	210.00	01/15/21	814	(821)
Visa Inc.	GSC	Call	230.00	01/15/21	235	(87)
Visa Inc.	GSC	Call	220.00	01/15/21	299	(185)
Xcel Energy Inc.	CSI	Call	65.00	10/16/20	945	(258)
Xcel Energy Inc.	CSI	Call	60.00	10/16/20	389	(206)
Xcel Energy Inc.	CSI	Call	75.00	12/18/20	456	(35)
Xcel Energy Inc.	CSI	Call	70.00	12/18/20	920	(170)
Yum! Brands, Inc.	CGM	Call	105.00	01/15/21	580	(124)
Yum! Brands, Inc.	CGM	Call	100.00	01/15/21	580	(188)
Yum! Brands, Inc.	MLP	Call	95.00	01/15/21	342	(165)
Yum! Brands, Inc.	MLP	Call	100.00	01/15/21	341	(111)
						(43,969)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

87

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 92.7%
Canada 15.9%
Canadian Pacific Railway Limited (a)	273	69,549
Lululemon Athletica Inc. (a) (b)	332	103,455
Shopify Inc. - Class A (b)	125	118,474
		291,478
United States of America 8.7%
Mettler-Toledo International Inc. (b)	52	41,586
ResMed Inc.	388	74,542
Steris Limited	286	43,898
		160,026
Switzerland 8.7%
Alcon AG (b)	919	53,229
Nestle SA	531	58,888
Sika AG (a)	248	47,888
		160,005
France 7.5%
Cie Generale d'Optique Essilor International SA	270	34,817
LVMH Moet Hennessy Louis Vuitton SE	148	65,770
Pernod-Ricard SA	239	37,727
		138,314
United Kingdom 6.6%
Experian PLC	2,014	70,955
Smith & Nephew PLC	2,660	49,898
		120,853
Ireland 5.5%
Accenture Public Limited Company - Class A	341	73,241
Icon Public Limited Company (b)	169	28,529
		101,770
Argentina 4.7%
MercadoLibre S.R.L (b)	87	85,891
Australia 4.5%
CSL Ltd.	412	82,386
China 4.0%
Tencent Holdings Limited	1,146	73,909
Denmark 3.7%
DSV Panalpina A/S	562	68,867
Taiwan 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,154	65,522
Netherlands 3.6%
ASML Holding - ADR	178	65,467
Japan 3.1%
Keyence Corp.	139	57,994
Hong Kong 2.7%
AIA Group Limited (a)	5,251	49,088
Sweden 2.5%
Atlas Copco Aktiebolag - Class A	1,095	46,627
India 2.3%
HDFC Bank Limited - ADR	913	41,515
Italy 1.9%
Ferrari N.V.	208	35,700
Mexico 1.7%
Wal - Mart de Mexico, S.A.B. de C.V.	12,713	30,575
Spain 1.5%
Amadeus IT Group SA	517	27,047
Total Common Stocks (cost $1,135,646)		1,703,034
SHORT TERM INVESTMENTS 8.8%
Investment Companies 8.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	154,128	154,128
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	7,266	7,266
Total Short Term Investments (cost $161,394)		161,394
Total Investments 101.5% (cost $1,297,040)		1,864,428
Other Assets and Liabilities, Net (1.5)%		(26,847)
Total Net Assets 100.0%		1,837,581

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

88

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. JNL/T. Rowe Price Capital Appreciation Fund is sub-advised by T. Rowe Price Associates, Inc. and invested in T. Rowe Price Government Reserve Fund as a cash management tool. The total value and cost of these investments is included in Investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended June 30, 2020. The following table details the investments held during the period ended June 30, 2020.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	2,855	19,844	22,541	7	158	0.1
JNL iShares Tactical Moderate Fund	1,538	23,052	24,523	5	67	—
JNL iShares Tactical Moderate Growth Fund	2,999	16,469	19,289	9	179	0.1
JNL/DFA U.S. Small Cap Fund	346	23,145	22,673	2	818	0.5
JNL/DoubleLine Total Return Fund	116,241	770,007	776,415	301	109,833	3.8
JNL/Lazard International Strategic Equity Fund	11,461	120,086	59,465	36	72,082	24.8
JNL/Mellon Equity Income Fund	5,369	46,560	50,388	22	1,541	0.9
JNL/Neuberger Berman Commodity Strategy Fund	20,137	92,319	110,075	22	2,381	22.2
JNL/T. Rowe Price Capital Appreciation Fund	18,621	507,429	526,050	109	—	—
JNL/WCM Focused International Equity Fund	75,150	282,505	203,527	200	154,128	8.4

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Capital Appreciation Fund	1,093,861	2,049,215	2,147,000	4,600	996,076	14.1

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 90.

89

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Abbreviations:

ADR - American Depositary Receipt	LIBOR - London Interbank Offer Rate
BADLAR - Argentina Deposit Rate	MBS - Mortgage-Backed Security
BUBOR - Budapest Interbank Offered Rate	MCDX.CDSI - Municipal Credit Default Swap Index
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MEXIBOR - Mexico Interbank Offered Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
CIDOR - Canada Three Month Interbank Rate	REMIC - Real Estate Mortgage Investment Conduit
CLO - Collateralized Loan Obligation	TBA - To Be Announced (Securities on a delayed delivery basis)
CMBX.NA - Commercial Mortgage-Backed Securities Index - North American	ULSD - Ultra Low Sulfur Diesel
ETF - Exchange Traded Fund	UK - United Kingdom
EURIBOR - Europe Interbank Offered Rate	US - United States
iTraxx - Group of international credit derivative indexes monitored	WTI - West Texas Intermediate
by the International Index Company

Currency Abbreviations:

ARS - Argentine Peso	GBP - British Pound	PLN - Polish Zloty
BRL - Brazilian Real	HUF - Hungarian Forint	RUB - Russian Ruble
CAD - Canadian Dollar	IDR - Indonesian Rupiah	THB - Thai Baht
CMT - Constant Maturity Treasury	INR - Indian Rupee	USD - United States Dollar
COP - Colombian Peso	JPY - Japanese Yen
EGP - Egyptian Pound	KRW - Korean Won
EUR - European Currency Unit (Euro)	MXN - Mexican Peso
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso

Counterparty Abbreviations:

BCL - Barclays Capital Inc.
BNP - BNP Paribas Securities
BOA - Bank of America
CGM - Citigroup Global Markets
CIT - Citibank, Inc.
CSI - Credit Suisse Securities, LLC
DUB - Deutsche Bank AG
GSC - Goldman Sachs & Co.
JCI - Jefferies & Company, Inc.
JPM - JPMorgan Chase Bank N.A.
MSC - Morgan Stanley & Co., Incorporated
RBC - Royal Bank of Canada
SCB - Standard Chartered Bank
SGB - Societe Generale Bannon LLC
SSB - State Street Brokerage Services, Inc.
UBS - UBS Securities LLC
WFI - Wells Fargo Investments, LLC.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

"-" Amount rounds to less than one thousand or 0.05%.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2020. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

90

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Lazard International Strategic Equity Fund	JNL/Mellon Equity Income Fund
Assets
Investments - unaffiliated, at value	$241,629	$165,960	$281,363	$148,702	$2,769,205	$269,534	$179,679
Investments - affiliated, at value	41,583	23,720	25,155	4,126	117,704	73,098	4,805
Forward foreign currency contracts	—	—	—	—	—	25	—
Cash	—	1	1	382	2,087	150	25
Receivable from:
Investment securities sold	—	—	—	86	796	1,541	2,278
Fund shares sold	1,096	867	2,170	381	1,585	25	60
Dividends and interest	—	—	—	81	9,572	538	331
Other assets	2	1	3	—	21	2	3
Total assets	284,310	190,549	308,692	153,758	2,900,970	344,913	187,181
Liabilities
Payable for:
Investment securities purchased	—	—	—	462	—	53,143	2,560
Return of securities loaned	41,425	23,653	24,976	3,308	7,871	1,016	3,264
Fund shares redeemed	1,078	168	2,137	122	2,031	92	191
Advisory fees	40	27	46	67	973	131	69
Administrative fees	30	20	35	18	233	28	23
12b-1 fees (Class A)	11	8	14	7	53	3	9
Board of trustee fees	6	4	7	7	65	5	10
Other expenses	—	2	—	—	3	—	—
Total liabilities	42,590	23,882	27,215	3,991	11,229	54,418	6,126
Net assets	$241,720	$166,667	$281,477	$149,767	$2,889,741	$290,495	$181,055
Net assets consist of:
Paid-in capital(a)	$209,094	$150,447	$242,298	$160,209	$2,843,960	$291,208	$202,430
Total distributable earnings (loss)(a)	32,626	16,220	39,179	(10,442)	45,781	(713)	(21,375)
Net assets	$241,720	$166,667	$281,477	$149,767	$2,889,741	$290,495	$181,055
Net assets - Class A	$238,694	$163,286	$277,786	$144,648	$1,090,012	$65,906	$178,711
Shares outstanding - Class A	17,022	13,199	20,671	21,028	95,687	5,049	12,031
Net asset value per share - Class A	$14.02	$12.37	$13.44	$6.88	$11.39	$13.05	$14.85
Net assets - Class I	$3,026	$3,381	$3,691	$5,119	$1,799,729	$224,589	$2,344
Shares outstanding - Class I	215	272	274	742	157,430	17,144	157
Net asset value per share - Class I	$14.08	$12.44	$13.49	$6.89	$11.43	$13.10	$14.96
Investments - unaffiliated, at cost	$228,002	$159,279	$263,991	$159,144	$2,723,424	$272,277	$201,084
Investments - affiliated, at cost	41,583	23,720	25,155	4,126	117,704	73,098	4,805
Securities on loan included in
Investments - unaffiliated, at value	40,755	23,375	23,901	3,836	7,706	1,001	3,233

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

91

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/Neuberger Berman Commodity Strategy Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/WCM Focused International Equity Fund
Assets
Investments - unaffiliated, at value	$7,153	$1,756,986	$6,247,736	$1,703,034
Investments - affiliated, at value	2,381	10,027	1,011,935	161,394
Purchased options, at value	—	38	—	—
Forward foreign currency contracts	—	542	—	—
Variation margin on futures/futures options contracts	240	5	—	—
Variation margin on swap agreements	—	1,086	—	—
OTC swap agreements	—	494	—	—
OTC swap premiums paid	—	346	—	—
Cash	—	10,202	50,166	27
Foreign currency	—	1,655	—	—
Receivable from:
Investment securities sold	—	141,298	67,312	1
Fund shares sold	55	2,224	6,598	2,348
Dividends and interest	1	12,627	12,174	4,729
Deposits with brokers and counterparties	1,216	12,060	—	—
Other assets	—	11	52	13
Total assets	11,046	1,949,601	7,395,973	1,871,546
Liabilities
Written options, at value	—	183	43,969	—
Forward foreign currency contracts	—	535	—	—
Variation margin on futures/futures options contracts	278	151	—	—
Variation margin on swap agreements	—	101	—	—
OTC swap agreements	—	428	—	—
OTC swap premiums received	—	726	—	—
Payable for:
Investment securities purchased	—	287,344	269,208	22,404
Deposits from counterparties	—	547	—	—
Return of securities loaned	—	10,027	14,646	7,266
Fund shares redeemed	41	885	4,469	3,080
Advisory fees	4	435	3,035	950
Administrative fees	1	131	799	214
12b-1 fees (Class A)	—	28	315	14
Board of trustee fees	1	24	117	35
Other expenses	—	9	7	2
Total liabilities	325	301,554	336,565	33,965
Net assets	$10,721	$1,648,047	$7,059,408	$1,837,581
Net assets consist of:
Paid-in capital(a)	$10,342	$1,600,900	$6,681,592	$1,188,958
Total distributable earnings (loss)(a)	379	47,147	377,816	648,623
Net assets	$10,721	$1,648,047	$7,059,408	$1,837,581
Net assets - Class A	$10,721	$564,675	$6,491,300	$292,064
Shares outstanding - Class A	1,278	43,692	376,925	16,733
Net asset value per share - Class A	$8.39	$12.92	$17.22	$17.45
Net assets - Class I	$—	$1,083,372	$568,108	$1,545,517
Shares outstanding - Class I	—	83,516	32,767	88,301
Net asset value per share - Class I	$8.41	$12.97	$17.34	$17.50
Investments - unaffiliated, at cost	$7,150	$1,702,620	$5,851,906	$1,135,646
Investments - affiliated, at cost	2,381	10,027	1,012,053	161,394
Purchased options, at cost	—	103	—	—
Foreign currency cost	—	1,699	—	—
Premiums from written options	—	266	26,074	—
Securities on loan included in
Investments - unaffiliated, at value	—	9,840	14,795	10,629

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

92

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Lazard International Strategic Equity Fund	JNL/Mellon Equity Income Fund
Investment income
Dividends (a)	$2,139	$1,583	$2,717	$1,042	$301	$3,127	$4,426
Foreign taxes withheld	—	—	—	(2)	—	(229)	—
Interest	—	—	—	—	50,175	—	—
Securities lending (a)	156	118	141	44	4	15	3
Total investment income	2,295	1,701	2,858	1,084	50,480	2,913	4,429

Expenses
Advisory fees	233	156	278	379	5,637	760	747
Administrative fees	175	117	208	103	1,347	163	249
12b-1 fees (Class A)	346	230	411	200	1,640	104	292
Legal fees	1	—	1	—	7	—	1
Board of trustee fees	2	1	3	1	25	2	2
Chief compliance officer fees	—	—	—	—	2	—	—
Other expenses	1	—	1	1	17	2	2
Total expenses	758	504	902	684	8,675	1,031	1,293
Expense waiver	—	—	—	(1)	—	—	—
Net expenses	758	504	902	683	8,675	1,031	1,293
Net investment income (loss)	1,537	1,197	1,956	401	41,805	1,882	3,136

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(2,220)	(479)	(1,131)	(1,099)	(5,073)	(787)	(66,479)
Brokerage commissions recaptured	—	—	—	—	—	—	25
Foreign currency	—	—	—	—	—	(34)	1
Forward foreign currency contracts	—	—	—	—	—	(12)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(14,920)	(2,785)	(11,830)	(23,261)	(535)	(23,698)	(73,124)
Foreign currency	—	—	—	—	—	(46)	—
Forward foreign currency contracts	—	—	—	—	—	23	—
Net realized and unrealized gain (loss)	(17,140)	(3,264)	(12,961)	(24,360)	(5,608)	(24,554)	(139,577)
Change in net assets from operations	$(15,603)	$(2,067)	$(11,005)	$(23,959)	$36,197	$(22,672)	$(136,441)
(a) Affiliated income	$163	$123	$150	$46	$305	$51	$25

See accompanying Notes to Financial Statements.

93

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Neuberger Berman Commodity Strategy Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/WCM Focused International Equity Fund
Investment income
Dividends (a)	$36	$10	$32,711	$10,519
Foreign taxes withheld	—	(7)	(161)	(756)
Interest	510	21,562	26,330	—
Securities lending (a)	—	40	92	36
Total investment income	546	21,605	58,972	9,799

Expenses
Advisory fees	140	2,341	16,684	5,429
Administrative fees	47	697	4,409	1,224
12b-1 fees (Class A)	19	791	8,797	379
Legal fees	—	3	15	4
Board of trustee fees	1	15	59	14
Chief compliance officer fees	—	1	4	1
Interest expense	—	18	—	—
Other expenses	—	8	33	9
Total expenses	207	3,874	30,001	7,060
Expense waiver	—	—	(2)	—
Net expenses	207	3,874	29,999	7,060
Net investment income (loss)	339	17,731	28,973	2,739

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(3,404)	21,399	314,178	32,142
Brokerage commissions recaptured	—	—	—	2
Purchased options	—	367	—	—
Written options	—	(24)	1,935	—
Foreign currency	—	234	20	(77)
Forward foreign currency contracts	—	(896)	9	18
Futures/futures options contracts	(26,978)	11,487	—	—
Swap agreements	—	(2,409)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(210)	35,820	(333,067)	36,031
Investments - affiliated	—	—	(78)	—
Purchased options	—	(65)	—	—
Written options	—	63	6,274	—
Foreign currency	—	(55)	2	57
Forward foreign currency contracts	—	114	—	—
Futures/futures options contracts	(1,975)	761	—	—
Swap agreements	—	(11,439)	—	—
Net realized and unrealized gain (loss)	(32,567)	55,357	(10,727)	68,173
Change in net assets from operations	$(32,228)	$73,088	$18,246	$70,912
(a) Affiliated income	$22	$40	$4,828	$236

See accompanying Notes to Financial Statements.

94

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Lazard International Strategic Equity Fund	JNL/Mellon Equity Income Fund
Operations
Net investment income (loss)	$1,537	$1,197	$1,956	$401	$41,805	$1,882	$3,136
Net realized gain (loss)	(2,220)	(479)	(1,131)	(1,099)	(5,073)	(833)	(66,453)
Net change in unrealized appreciation
(depreciation)	(14,920)	(2,785)	(11,830)	(23,261)	(535)	(23,721)	(73,124)
Change in net assets from operations	(15,603)	(2,067)	(11,005)	(23,959)	36,197	(22,672)	(136,441)
Share transactions[1]
Proceeds from the sale of shares
Class A	42,250	41,945	38,351	45,558	233,163	13,747	35,027
Class I	216	2,590	1,057	3,797	561,533	100,136	8,996
Cost of shares redeemed
Class A	(43,588)	(29,793)	(45,310)	(30,306)	(264,488)	(21,881)	(44,690)
Class I	(224)	(982)	(645)	(2,615)	(352,962)	(11,170)	(206,866)
Change in net assets from
share transactions	(1,346)	13,760	(6,547)	16,434	177,246	80,832	(207,533)
Change in net assets	(16,949)	11,693	(17,552)	(7,525)	213,443	58,160	(343,974)
Net assets beginning of period	258,669	154,974	299,029	157,292	2,676,298	232,335	525,029
Net assets end of period	$241,720	$166,667	$281,477	$149,767	$2,889,741	$290,495	$181,055

[1]Share transactions
Shares sold
Class A	3,185	3,550	2,977	7,196	20,536	1,074	2,304
Class I	16	207	86	555	49,812	7,652	629
Shares redeemed
Class A	(3,245)	(2,508)	(3,556)	(4,593)	(23,479)	(1,766)	(3,105)
Class I	(16)	(86)	(53)	(411)	(30,906)	(861)	(16,126)
Change in shares
Class A	(60)	1,042	(579)	2,603	(2,943)	(692)	(801)
Class I	—	121	33	144	18,906	6,791	(15,497)
Purchases and sales of long term
investments
Purchase of securities	$83,671	$82,569	$102,015	$29,372	$373,167	$119,464	$135,816
Purchase of U.S. government securities	—	—	—	—	330,038	—	—
Total purchases	$83,671	$82,569	$102,015	$29,372	$703,205	$119,464	$135,816
Proceeds from sales of securities	$80,225	$66,684	$103,836	$13,152	$255,204	$47,086	$335,452
Proceeds from sales of U.S. government
securities	—	—	—	—	241,871	—	—
Total proceeds from sales	$80,225	$66,684	$103,836	$13,152	$497,075	$47,086	$335,452

See accompanying Notes to Financial Statements.

95

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Neuberger Berman Commodity Strategy Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/WCM Focused International Equity Fund
Operations
Net investment income (loss)	$339	$17,731	$28,973	$2,739
Net realized gain (loss)	(30,382)	30,158	316,142	32,085
Net change in unrealized appreciation
(depreciation)	(2,185)	25,199	(326,869)	36,088
Change in net assets from operations	(32,228)	73,088	18,246	70,912
Share transactions[1]
Proceeds from the sale of shares
Class A	2,030	207,096	1,417,385	88,752
Class I	282	557,462	334,501	241,101
Cost of shares redeemed
Class A	(4,405)	(163,432)	(713,421)	(59,556)
Class I	(64,144)	(137,038)	(199,970)	(239,650)
Change in net assets from
share transactions	(66,237)	464,088	838,495	30,647
Change in net assets	(98,465)	537,176	856,741	101,559
Net assets beginning of period	109,186	1,110,871	6,202,667	1,736,022
Net assets end of period	$10,721	$1,648,047	$7,059,408	$1,837,581

[1]Share transactions
Shares sold
Class A	234	16,537	85,266	5,589
Class I	28	44,724	20,503	15,004
Shares redeemed
Class A	(513)	(13,448)	(43,964)	(3,884)
Class I	(8,355)	(11,119)	(12,210)	(14,951)
Change in shares
Class A	(279)	3,089	41,302	1,705
Class I	(8,327)	33,605	8,293	53
Purchases and sales of long term
investments
Purchase of securities	$30,214	$580,788	$3,928,413	$252,798
Purchase of U.S. government securities	—	1,016,202	—	—
Total purchases	$30,214	$1,596,990	$3,928,413	$252,798
Proceeds from sales of securities	$107,513	$58,300	$2,807,972	$276,520
Proceeds from sales of U.S. government
securities	—	1,039,182	—	—
Total proceeds from sales	$107,513	$1,097,482	$2,807,972	$276,520
Securities sold short covers	$—	$—	$20,728	$—
Securities sold short proceeds	$—	$—	$25,477	$—

See accompanying Notes to Financial Statements.

96

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Lazard International Strategic Equity Fund	JNL/Mellon Equity Income Fund
Operations
Net investment income (loss)	$4,863	$3,244	$6,011	$544	$89,182	$2,770	$6,628
Net realized gain (loss)	15,973	6,212	16,143	3,705	(2,990)	(1,342)	9,494
Net change in unrealized appreciation
(depreciation)	24,674	9,352	23,880	19,682	53,780	34,121	70,930
Change in net assets from operations	45,510	18,808	46,034	23,931	139,972	35,549	87,052
Distributions to shareholders
From distributable earnings
Class A	(8,492)	(4,537)	(9,334)	(11,422)	—	(665)	—
Class I	(115)	(63)	(115)	(385)	—	(1,167)	—
Total distributions to shareholders	(8,607)	(4,600)	(9,449)	(11,807)	—	(1,832)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	56,995	44,135	52,011	83,131	385,123	25,746	47,522
Class I	776	926	884	3,309	424,392	42,307	195,968
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	31,404
Class I	—	—	—	—	—	—	116
Reinvestment of distributions
Class A	8,492	4,537	9,334	11,422	—	665	—
Class I	115	63	115	385	—	1,167	—
Cost of shares redeemed
Class A	(50,122)	(37,638)	(55,962)	(30,429)	(282,810)	(17,731)	(68,769)
Class I	(462)	(333)	(278)	(16,772)	(242,070)	(4,639)	(25,871)
Change in net assets from
share transactions	15,794	11,690	6,104	51,046	284,635	47,515	180,370
Change in net assets	52,697	25,898	42,689	63,170	424,607	81,232	267,422
Net assets beginning of year	205,972	129,076	256,340	94,122	2,251,691	151,103	257,607
Net assets end of year	$258,669	$154,974	$299,029	$157,292	$2,676,298	$232,335	$525,029

[1]Share transactions
Shares sold
Class A	4,021	3,615	3,899	10,081	34,935	1,947	2,894
Class I	55	76	66	402	38,563	3,022	11,339
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	1,902
Class I	—	—	—	—	—	—	7
Reinvestment of distributions
Class A	595	371	696	1,459	—	49	—
Class I	8	5	8	49	—	86	—
Shares redeemed
Class A	(3,532)	(3,080)	(4,197)	(3,690)	(25,610)	(1,320)	(4,138)
Class I	(32)	(27)	(20)	(1,958)	(21,860)	(345)	(1,526)
Change in shares
Class A	1,084	906	398	7,850	9,325	676	658
Class I	31	54	54	(1,507)	16,703	2,763	9,820

See accompanying Notes to Financial Statements.

97

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Neuberger Berman Commodity Strategy Fund(a)	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/WCM Focused International Equity Fund
Operations
Net investment income (loss)	$2,473	$18,688	$61,949	$6,607
Net realized gain (loss)	(2,268)	16,857	248,745	40,263
Net change in unrealized appreciation
(depreciation)	16,133	34,396	679,448	394,050
Change in net assets from operations	16,338	69,941	990,142	440,920
Distributions to shareholders
From distributable earnings
Class A	(372)	(11,427)	—	(8,586)
Class I	(1,976)	(4,797)	—	(56,432)
Total distributions to shareholders	(2,348)	(16,224)	—	(65,018)
Share transactions[1]
Proceeds from the sale of shares
Class A	6,672	345,029	2,407,842	190,932
Class I	8,330	482,521	103,142	205,473
Reinvestment of distributions
Class A	372	11,427	—	8,586
Class I	1,976	4,797	—	56,432
Cost of shares redeemed
Class A	(7,334)	(176,931)	(699,124)	(41,166)
Class I	(78,475)	(30,305)	(99,027)	(385,676)
Change in net assets from
share transactions	(68,459)	636,538	1,712,833	34,581
Change in net assets	(54,469)	690,255	2,702,975	410,483
Net assets beginning of year	163,655	420,616	3,499,692	1,325,539
Net assets end of year	$109,186	$1,110,871	$6,202,667	$1,736,022

[1]Share transactions
Shares sold
Class A	619	28,755	151,722	12,181
Class I	773	39,402	6,435	13,082
Reinvestment of distributions
Class A	34	944	—	554
Class I	182	395	—	3,636
Shares redeemed
Class A	(685)	(14,785)	(43,801)	(2,644)
Class I	(7,350)	(2,530)	(6,338)	(26,052)
Change in shares
Class A	(32)	14,914	107,921	10,091
Class I	(6,395)	37,267	97	(9,334)

(a) Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

98

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)

JNL iShares Tactical Growth Fund(g)(h)
Class A
06/30/20		14.95	0.09	(1.02)	(0.93)	—	—	14.02		(6.22)	238,694	34	0.65		0.65		1.31
12/31/19		12.73	0.29	2.44	2.73	(0.24)	(0.27)	14.95		21.65	255,443	44	0.65		0.65		2.05
12/31/18		14.38	0.25	(1.55)	(1.30)	(0.19)	(0.16)	12.73		(9.12)	203,626	43	0.65		0.65		1.77
12/31/17		12.20	0.20	2.15	2.35	(0.17)	—	14.38		19.35	221,557	29	0.67	(i)	0.99	(i)	1.53
12/31/16		12.06	0.20	0.79	0.99	(0.16)	(0.69)	12.20		8.48	174,347	66	0.67		1.12		1.63
12/31/15		12.41	0.21	(0.20)	0.01	(0.13)	(0.23)	12.06		0.00	144,077	142	0.74		1.15		1.68

Class I
06/30/20		14.99	0.11	(1.02)	(0.91)	—	—	14.08		(6.07)	3,026	34	0.35		0.35		1.61
12/31/19		12.76	0.34	2.44	2.78	(0.28)	(0.27)	14.99		22.02	3,226	44	0.35		0.35		2.36
12/31/18		14.40	0.40	(1.66)	(1.26)	(0.22)	(0.16)	12.76		(8.85)	2,346	43	0.35		0.35		2.80
12/31/17	‡‡	13.57	0.11	0.72	0.83	—	—	14.40		6.12	27	29	0.35		0.35		2.94

JNL iShares Tactical Moderate Fund(g)(h)
Class A
06/30/20		12.59	0.09	(0.31)	(0.22)	—	—	12.37		(1.75)	163,286	43	0.65		0.65		1.54
12/31/19		11.37	0.28	1.34	1.62	(0.25)	(0.15)	12.59		14.38	153,063	55	0.65		0.65		2.27
12/31/18		12.29	0.26	(0.91)	(0.65)	(0.20)	(0.07)	11.37		(5.35)	127,965	54	0.65		0.65		2.16
12/31/17		11.19	0.21	1.07	1.28	(0.18)	—	12.29		11.45	133,569	37	0.67	(i)	0.99	(i)	1.75
12/31/16		10.94	0.20	0.41	0.61	(0.14)	(0.22)	11.19		5.57	114,251	43	0.67		1.12		1.83
12/31/15		11.09	0.23	(0.19)	0.04	(0.11)	(0.08)	10.94		0.28	81,690	151	0.73		1.14		2.01

Class I
06/30/20		12.64	0.11	(0.31)	(0.20)	—	—	12.44		(1.58)	3,381	43	0.35		0.35		1.81
12/31/19		11.41	0.32	1.35	1.67	(0.29)	(0.15)	12.64		14.74	1,911	55	0.35		0.35		2.62
12/31/18		12.32	0.42	(1.04)	(0.62)	(0.22)	(0.07)	11.41		(5.05)	1,111	54	0.35		0.35		3.46
12/31/17	‡‡	11.89	0.11	0.32	0.43	—	—	12.32		3.62	1	37	—		—		3.42

JNL iShares Tactical Moderate Growth Fund(g)(h)
Class A
06/30/20		13.91	0.09	(0.56)	(0.47)	—	—	13.44		(3.38)	277,786	37	0.65		0.65		1.40
12/31/19		12.18	0.29	1.89	2.18	(0.26)	(0.19)	13.91		18.06	295,665	44	0.65		0.65		2.14
12/31/18		13.58	0.26	(1.23)	(0.97)	(0.22)	(0.21)	12.18		(7.28)	254,058	45	0.65		0.65		1.93
12/31/17		11.90	0.21	1.65	1.86	(0.18)	—	13.58		15.72	289,246	37	0.67	(i)	1.00	(i)	1.64
12/31/16		11.67	0.21	0.60	0.81	(0.15)	(0.43)	11.90		7.04	246,089	50	0.67		1.12		1.74
12/31/15		11.91	0.23	(0.20)	0.03	(0.11)	(0.16)	11.67		0.15	190,999	138	0.73		1.14		1.91

Class I
06/30/20		13.95	0.12	(0.58)	(0.46)	—	—	13.49		(3.30)	3,691	37	0.35		0.35		1.77
12/31/19		12.21	0.34	1.89	2.23	(0.30)	(0.19)	13.95		18.45	3,364	44	0.35		0.35		2.52
12/31/18		13.59	0.43	(1.35)	(0.92)	(0.25)	(0.21)	12.21		(6.91)	2,282	45	0.35		0.35		3.22
12/31/17	‡‡	12.97	0.06	0.56	0.62	—	—	13.59		4.78	78	37	0.38		0.38		1.52

JNL/DFA U.S. Small Cap Fund(g)
Class A
06/30/20		8.27	0.02	(1.41)	(1.39)	—	—	6.88		(16.81)	144,648	9	1.00		1.00		0.57
12/31/19		7.42	0.03	1.52	1.55	(0.04)	(0.66)	8.27		21.36	152,344	26	1.04		1.04		0.42
12/31/18		10.33	0.03	(1.26)	(1.23)	(0.04)	(1.64)	7.42		(13.68)	78,485	38	1.06		1.06		0.34
12/31/17		9.72	0.01	0.95	0.96	(0.02)	(0.33)	10.33		10.15	67,066	61	1.15		1.15		0.07
12/31/16		8.30	0.02	2.09	2.11	(0.02)	(0.67)	9.72		26.75	113,318	20	1.17		1.17		0.29
12/31/15		13.48	0.03	(0.48)	(0.45)	—	(4.73)	8.30	(j)	(4.84)	82,665	21	1.20		1.20		0.20

Class I
06/30/20		8.27	0.03	(1.41)	(1.38)	—	—	6.89		(16.69)	5,119	9	0.65		0.70		0.96
12/31/19		7.43	0.06	1.52	1.58	(0.08)	(0.66)	8.27		21.80	4,948	26	0.69		0.74		0.71
12/31/18		10.34	0.06	(1.26)	(1.20)	(0.07)	(1.64)	7.43		(13.37)	15,637	38	0.71		0.76		0.62
12/31/17	‡‡	9.69	0.02	0.63	0.65	—	—	10.34		6.71	62,254	61	0.76		0.81		0.66

See accompanying Notes to Financial Statements.

99

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from					Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/DoubleLine Total Return Fund(g)
Class A
06/30/20		11.27		0.17		(0.05)		0.12		—	—	11.39		1.06	1,090,012	19	0.82	0.82	2.93
12/31/19		10.67		0.37		0.23		0.60		—	—	11.27		5.62	1,111,722	25	0.82	0.82	3.37
12/31/18		10.85		0.37		(0.19)		0.18		(0.36)	—	10.67		1.71	952,987	26	0.83	0.83	3.48
12/31/17		10.70		0.35		0.09		0.44		(0.29)	—	10.85		4.16	866,061	21	0.84	0.84	3.19
12/31/16		10.65		0.32		(0.10)		0.22		(0.17)	—	10.70		2.05	2,561,009	18	0.83	0.84	2.97
12/31/15		10.62		0.35		(0.17)		0.18		(0.15)	—	10.65		1.69	1,773,484	17	0.83	0.88	3.28

Class I
06/30/20		11.29		0.18		(0.04)		0.14		—	—	11.43		1.24	1,799,729	19	0.52	0.52	3.22
12/31/19		10.66		0.41		0.22		0.63		—	—	11.29		5.91	1,564,576	25	0.52	0.52	3.67
12/31/18		10.85		0.41		(0.19)		0.22		(0.41)	—	10.66		2.11	1,298,704	26	0.53	0.53	3.77
12/31/17	‡‡	10.82		0.11		(0.08)		0.03		—	—	10.85		0.28	1,521,328	21	0.57	0.57	3.68

JNL/Lazard International Strategic Equity Fund(g)
Class A
06/30/20		14.42		0.09		(1.46)		(1.37)		—	—	13.05		(9.50)	65,906	22	1.15	1.15	1.49
12/31/19		11.93		0.19		2.42		2.61		(0.03)	(0.09)	14.42		21.92	82,765	35	1.15	1.15	1.38
12/31/18		13.30		0.14		(1.49)		(1.35)		(0.02)	—	11.93		(10.12)	60,426	38	1.15	1.15	1.06
12/31/17		10.60		0.10		2.87		2.97		(0.27)	—	13.30		28.19	57,473	43	1.18	1.18	0.84
12/31/16		11.85		0.14		(0.73)		(0.59)		(0.14)	(0.52)	10.60		(5.13)	71,049	42	1.17	1.17	1.23
12/31/15		11.43		0.11		0.40		0.51		(0.09)	—	11.85		4.41	123,226	63	1.20	1.20	0.91

Class I
06/30/20		14.45		0.12		(1.47)		(1.35)		—	—	13.10		(9.34)	224,589	22	0.85	0.85	1.85
12/31/19		11.95		0.22		2.43		2.65		(0.06)	(0.09)	14.45		22.24	149,570	35	0.85	0.85	1.66
12/31/18		13.31		0.06		(1.37)		(1.31)		(0.05)	—	11.95		(9.84)	90,677	38	0.85	0.85	0.45
12/31/17	‡‡	12.45		0.06		0.80		0.86		—	—	13.31		6.91	48	43	0.90	0.90	1.62

JNL/Mellon Equity Income Fund(g)
Class A
06/30/20		18.38		0.14		(3.67)		(3.53)		—	—	14.85		(19.21)	178,711	42	0.90	0.90	1.81
12/31/19		14.29		0.29		3.80		4.09		—	—	18.38		28.62	235,788	58	0.91	0.91	1.77
12/31/18		17.17		0.28		(1.82)		(1.54)		(0.19)	(1.15)	14.29		(9.61)	174,006	65	0.91	0.91	1.65
12/31/17		15.38		0.23		2.12		2.35		(0.25)	(0.31)	17.17		15.66	164,350	63	0.93	0.93	1.45
12/31/16		13.70		0.26		2.20		2.46		(0.14)	(0.63)	15.38		18.55	131,631	66	0.92	0.92	1.86
12/31/15		14.36		0.21		(0.44)		(0.23)		(0.07)	(0.36)	13.70		(1.72)	122,699	70	0.94	0.94	1.47

Class I
06/30/20		18.48		0.16		(3.68)		(3.52)		—	—	14.96		(19.05)	2,344	42	0.60	0.60	2.01
12/31/19		14.33		0.35		3.80		4.15		—	—	18.48		28.96	289,241	58	0.61	0.61	2.08
12/31/18		17.18		0.36		(1.85)		(1.49)		(0.21)	(1.15)	14.33		(9.27)	83,601	65	0.61	0.61	2.38
12/31/17	‡‡	15.80		0.04		1.34		1.38		—	—	17.18		8.73	77	63	0.67	0.67	0.83

JNL/Neuberger Berman Commodity Strategy Fund(g)
Class A
06/30/20		11.02		0.02		(2.65)		(2.63)		—	—	8.39		(23.87)	10,721	58	0.90	0.90	0.56
12/31/19	(k)	10.02		0.19		1.02		1.21		(0.21)	—	11.02		12.09	17,165	94	0.90	0.90	1.77
12/31/18	(k)	11.24		0.15		(1.33)		(1.18)		(0.04)	—	10.02		(10.56)	15,918	121	0.92	0.92	1.36
12/31/17	(k)	12.97		0.03		0.67		0.70		(2.43)	—	11.24		6.47	14,911	113	0.99	0.99	0.27
12/31/16	(k)	11.61	(l)	(0.03)	(l)	1.39	(l)	1.36	(l)	—	—	12.97		11.81	20,505	22	0.99	0.99	(0.24)
12/31/15	(k)	15.49	(l)	(0.09)	(l)	(3.79)	(l)	(3.88)	(l)	—	—	11.61	(l)	(25.06)	49,912	13	1.01	1.01	(0.63)

Class I
06/30/20		11.05		0.06		(2.70)		(2.64)		—	—	8.41		(23.89)	0	58	0.60	0.60	1.23
12/31/19	(k)	10.04		0.23		1.02		1.25		(0.24)	—	11.05		12.48	92,021	94	0.60	0.60	2.10
12/31/18	(k)	11.24		0.20		(1.34)		(1.14)		(0.06)	—	10.04		(10.22)	147,737	121	0.62	0.62	1.76
12/31/17	‡‡(k)	10.68		0.02		0.54		0.56		—	—	11.24		5.24	1,235	113	0.71	0.71	0.77

See accompanying Notes to Financial Statements.

100

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/PIMCO Investment Grade Credit Bond Fund(g)
Class A
06/30/20		12.26	0.15	0.51	0.66	—		—	12.92	5.38	564,675	82	0.74	(m)	0.74	(m)	2.37
12/31/19		10.97	0.38	1.20	1.58	(0.29)		—	12.26	14.47	497,732	183	0.92	(m)	0.92	(m)	3.20
12/31/18		11.71	0.39	(0.69)	(0.30)	(0.33)		(0.11)	10.97	(2.56)	281,787	150	0.91	(m)	0.91	(m)	3.41
12/31/17		11.19	0.36	0.42	0.78	(0.23)		(0.03)	11.71	6.97	311,231	121	0.89		0.89		3.08
12/31/16		10.62	0.30	0.38	0.68	(0.11)		—	11.19	6.34	371,627	125	0.77		0.77		2.69
12/31/15		10.94	0.29	(0.39)	(0.10)	(0.22)		—	10.62	(0.95)	118,556	145	0.81		0.81		2.65

Class I
06/30/20		12.28	0.16	0.53	0.69	—		—	12.97	5.62	1,083,372	82	0.44	(m)	0.44	(m)	2.65
12/31/19		10.98	0.41	1.21	1.62	(0.32)		—	12.28	14.75	613,139	183	0.62	(m)	0.62	(m)	3.44
12/31/18		11.72	0.42	(0.68)	(0.26)	(0.37)		(0.11)	10.98	(2.26)	138,829	150	0.61	(m)	0.61	(m)	3.70
12/31/17	‡‡	11.65	0.11	(0.04)	0.07	—		—	11.72	0.60	204,949	121	0.67		0.67		3.39

JNL/T. Rowe Price Capital Appreciation Fund(g)
Class A
06/30/20		17.22	0.07	(0.07)	0.00	—		—	17.22	0.00	6,491,300	52	0.97	(n)	0.97		0.89
12/31/19		13.88	0.20	3.14	3.34	—		—	17.22	24.06	5,779,034	50	0.98	(n)	0.98		1.23
12/31/18		14.31	0.32	(0.26)	0.06	(0.08)		(0.41)	13.88	0.40	3,160,575	64	1.00	(n)	1.01		2.18
12/31/17		12.65	0.12	1.75	1.87	(0.10)		(0.11)	14.31	14.80	2,209,139	67	1.05	(n)	1.05		0.87
12/31/16		11.88	0.15	0.77	0.92	(0.03)		(0.12)	12.65	7.77	1,291,509	62	1.06	(n)	1.06		1.20
12/31/15		11.38	0.10	0.42	0.52	(0.00)	(o)	(0.02)	11.88	4.60	650,959	69	1.03	(n)	1.08		0.87

Class I
06/30/20		17.31	0.10	(0.07)	0.03	—		—	17.34	0.17	568,108	52	0.67	(n)	0.67		1.19
12/31/19		13.91	0.25	3.15	3.40	—		—	17.31	24.44	423,633	50	0.68	(n)	0.68		1.54
12/31/18		14.32	0.36	(0.26)	0.10	(0.10)		(0.41)	13.91	0.67	339,117	64	0.70	(n)	0.71		2.46
12/31/17	‡‡	13.86	0.05	0.41	0.46	—		—	14.32	3.32	353,499	67	0.76	(n)	0.76		1.21

JNL/WCM Focused International Equity Fund(g)
Class A
06/30/20		16.79	0.01	0.65	0.66	—		—	17.45	3.93	292,064	16	1.12		1.12		0.08
12/31/19		12.94	0.01	4.52	4.53	(0.08)		(0.60)	16.79	35.48	252,340	24	1.12		1.12		0.09
12/31/18		14.44	0.03	(1.16)	(1.13)	—		(0.37)	12.94	(7.85)	63,899	29	1.12		1.12		0.24
12/31/17		11.01	0.09	3.39	3.48	(0.04)		(0.01)	14.44	31.65	33,381	29	1.14	(i)	1.15	(i)	0.74
12/31/16		11.02	0.05	(0.04)	0.01	(0.01)		(0.01)	11.01	0.12	1,008,629	22	1.17		1.17		0.44
12/31/15		10.42	0.03	0.57	0.60	(0.00)	(o)	—	11.02	5.78	803,784	26	1.18		1.18		0.28

Class I
06/30/20		16.81	0.03	0.66	0.69	—		—	17.50	4.10	1,545,517	16	0.82		0.82		0.38
12/31/19		12.93	0.08	4.49	4.57	(0.09)		(0.60)	16.81	35.82	1,483,682	24	0.82		0.82		0.49
12/31/18		14.46	0.09	(1.18)	(1.09)	(0.07)		(0.37)	12.93	(7.57)	1,261,640	29	0.82		0.82		0.59
12/31/17	‡‡	13.80	0.01	0.65	0.66	—		—	14.46	4.78	1,424,375	29	0.86	(i)	0.87	(i)	0.17

See accompanying Notes to Financial Statements.

101

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

(a)	Annualized for periods less than one year.
(b)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(c)	Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Master Feeder Funds reflects each Master Fund’s portfolio purchases and sales.

(f)

The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(h)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.
(i)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

(j)	The Net Asset Value for the year ended December 31, 2015 decreased due to significant distributions paid by the Fund.
(k)	Consolidated Financial Statements.
(l)

On May 6, 2016, JNL/Neuberger Berman Commodity Strategy Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

(m)	The net and total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for the following Funds were as follows:

	June 30, 2020 (%)	December 31, 2019 (%)	December 31, 2018 (%)	December 31, 2017 (%)	December 31, 2016 (%)	December 31, 2015 (%)
JNL/PIMCO Investment Grade Credit Bond Fund
Class A – Net expenses / Total Expenses	0.74	0.74	0.75	0.76	0.76	0.80
Class I – Net expenses / Total Expenses	0.44	0.46	0.45	0.54	N/A	N/A

(n)

The ratios of net expenses to average net assets for JNL/T.Rowe Price Capital Appreciation Fund includes a reimbursement for advisory fees related to advisory fees earned on an affiliated investment held by the Fund.

(o)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

102

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2020 consisted of one-hundred and thirty-nine (139) separate funds. Information in these financial statements pertains to eleven (11) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc owns a majority interest in Jackson Financial Inc. and is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Effective July 17, 2020, Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Sub-Advisers are:

Fund:	Sub-Adviser(s):
JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund and JNL iShares Tactical Moderate Growth Fund. These Funds are collectively known as "JNL iShares Tactical Funds".	Mellon Investments Corporation
JNL/DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine Total Return Fund	DoubleLine Capital LP
JNL/Lazard International Strategic Equity Fund	Lazard Asset Management LLC
JNL/Mellon Equity Income Fund	Mellon Investments Corporation
JNL/Neuberger Berman Commodity Strategy Fund	Neuberger Berman Investment Advisers LLC
JNL/PIMCO Investment Grade Credit Bond Fund	Pacific Investment Management Company LLC
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Associates, Inc.
JNL/WCM Focused International Equity Fund	WCM Investment Management, LLC

The Funds are diversified Funds for purposes of the 1940 Act.

Each Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. On April 27, 2020, the following funds of Jackson Variable Series Trust were redomiciled into the JNL Series Trust. Each of these funds was created within the JNL Series Trust to facilitate the acquisition of each respective fund with the same name from Jackson Variable Series Trust. Although the funds of Jackson Variable Series Trust were legally dissolved, they are considered the accounting survivors for financial reporting purposes, and as a result, the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights reflect activity of the acquiring funds formerly in Jackson Variable Series Trust for periods prior to April 27, 2020.

Redomiciled Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL/DFA U.S. Small Cap Fund
JNL/DoubleLine Total Return Fund
JNL/Lazard International Strategic Equity Fund
JNL/Mellon Equity Income Fund
JNL/Neuberger Berman Commodity Strategy Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/WCM Focused International Equity Fund

Effective January 1, 2020, the federal income tax status changed from a regulated investment company (“RIC”) to a partnership for the following funds: JNL/DFA U.S. Small Cap Fund, JNL/Neuberger Berman Commodity Strategy Fund and JNL/PIMCO Investment Grade Credit Bond Fund. As a result of the tax status change, each Fund’s income, gains, losses and credits are allocated directly to its partners and retain the same character for federal income

103

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

tax purposes. In addition, each Fund is not able to realize any future benefit from any unused capital loss carryforward and other losses deferred as a RIC, if any. The investment objectives, policies, restrictions, net asset value per share, service providers, fiscal years, and investment portfolios of the Funds have not changed in connection with this tax status change. Such a conversion did not impact the contract holders of the separate accounts which own the Funds. The conversion from a RIC to a partnership provides a number of potential benefits to each affected Fund, including accelerated receipt of foreign tax reclaims under certain conditions, a potential increase in securities lending income, elimination of the risk that the affected Fund will fail to qualify for treatment as a RIC under various tests imposed by the Internal Revenue Code, and a reduction in the risk of operational and administrative errors as the complexity of the Fund’s tax accounting and financial reporting is reduced. Jackson receives benefits under the federal income tax laws with respect to tax deductions and credits as it relates to the tax structure of the Funds insofar as Jackson is entitled to receive the deduction and credit for any dividends received or foreign tax payments generated by each of the Fund’s investment portfolios because the Funds advised by JNAM are owned directly by Jackson’s separate accounts. As the Funds’ investment adviser, JNAM acts as a fiduciary for the benefit of the Funds’ shareholders and in no way seeks to maximize the dividends received deduction or foreign tax credits if there is a potential that it may detrimentally impact a shareholder or contract owner. Any additional benefits related to enhanced dividends received deduction or foreign tax credits to Jackson are not directly shared with the adviser, sub-advisers, Funds, shareholders, or contract owners; however, JNAM is responsible for monitoring that any benefit that Jackson receives from the tax structure of the Funds does not result in a detriment or have a harmful impact to the Funds, shareholders, or contract owners.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the Investment Company Act of 1940, as amended. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV.

Debt securities are generally valued by independent pricing services approved by the Board. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Derivatives, including swaps and certain types of over-the-counter options, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own

104

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations.

Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period’s change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

105

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation. JNL/Neuberger Berman Commodity Strategy Fund Ltd. was a wholly owned Cayman Islands domiciled subsidiary of JNL/Neuberger Berman Commodity Strategy Fund and in prior years, the financial statements and Schedules of Investments for the Fund were consolidated to include the account of the Subsidiary. Effective April 27, 2020, the Subsidiary was liquidated, and the remaining assets distributed to the parent Fund. As a result, the financial statements and Schedules of Investments for this Fund are no longer consolidated.

Recent Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU modify the disclosure requirements on fair value measurements. Among the requirements, entities will be required to make additional disclosures about significant unobservable inputs in developing Level 3 fair value measurements and are permitted to remove disclosure of the amount and reason for transfers between Level 1 and Level 2. This ASU was effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Funds have fully adopted the amendments and the Topic 820 disclosures have been modified to conform to the amendments.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2022. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2020 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL iShares Tactical Growth Fund
Assets - Securities
Investment Companies	241,629	—	—	241,629
Short Term Investments	41,583	—	—	41,583
	283,212	—	—	283,212

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	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL iShares Tactical Moderate Fund
Assets - Securities
Investment Companies	165,960	—	—	165,960
Short Term Investments	23,720	—	—	23,720
	189,680	—	—	189,680
JNL iShares Tactical Moderate Growth Fund
Assets - Securities
Investment Companies	281,363	—	—	281,363
Short Term Investments	25,155	—	—	25,155
	306,518	—	—	306,518
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	148,655	—	—	148,655
Preferred Stocks	36	—	—	36
Other Equity Interests	—	6	—	6
Rights	—	—	5	5
Short Term Investments	4,126	—	—	4,126
	152,817	6	5	152,828
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,559,309	—	1,559,309
Non-U.S. Government Agency Asset-Backed Securities	—	1,209,896	—	1,209,896
Short Term Investments	117,704	—	—	117,704
	117,704	2,769,205	—	2,886,909
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	42,786	219,834	—	262,620
Preferred Stocks	6,914	—	—	6,914
Short Term Investments	73,098	—	—	73,098
	122,798	219,834	—	342,632
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	25	—	25
	—	25	—	25
JNL/Mellon Equity Income Fund
Assets - Securities
Common Stocks	177,857	—	—	177,857
Investment Companies	1,822	—	—	1,822
Short Term Investments	4,805	—	—	4,805
	184,484	—	—	184,484
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	2,155	—	2,155
Short Term Investments	2,381	4,998	—	7,379
	2,381	7,153	—	9,534
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	518	—	—	518
	518	—	—	518
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(141)	—	—	(141)
	(141)	—	—	(141)
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,180,821	—	1,180,821
Government And Agency Obligations	—	355,104	—	355,104
Non-U.S. Government Agency Asset-Backed Securities	—	49,264	—	49,264
Senior Floating Rate Instruments	—	23,100	—	23,100
Preferred Stocks	345	—	—	345
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	10,027	148,352	—	158,379
	10,372	1,756,641	—	1,767,013
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	351	—	—	351
Centrally Cleared Interest Rate Swap Agreements	—	938	—	938
Centrally Cleared Credit Default Swap Agreements	—	86	—	86
OTC Purchased Options	—	38	—	38
Open Forward Foreign Currency Contracts	—	542	—	542
OTC Credit Default Swap Agreements	—	494	—	494
	351	2,098	—	2,449

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	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(192)	—	—	(192)
Centrally Cleared Interest Rate Swap Agreements	—	(356)	—	(356)
Centrally Cleared Credit Default Swap Agreements	—	(8,090)	—	(8,090)
OTC Written Options	—	(183)	—	(183)
Open Forward Foreign Currency Contracts	—	(535)	—	(535)
OTC Credit Default Swap Agreements	—	(428)	—	(428)
	(192)	(9,592)	—	(9,784)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	4,556,746	60,655	—	4,617,401
Corporate Bonds And Notes	—	687,720	—	687,720
Senior Floating Rate Instruments	—	662,925	13,184	676,109
Preferred Stocks	245,892	—	—	245,892
Non-U.S. Government Agency Asset-Backed Securities	—	13,457	—	13,457
Trust Preferreds	7,157	—	—	7,157
Investment Companies	1,213	—	—	1,213
Short Term Investments	1,010,722	—	—	1,010,722
	5,821,730	1,424,757	13,184	7,259,671
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(43,969)	—	(43,969)
	—	(43,969)	—	(43,969)
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
Canada	291,478	—	—	291,478
United States of America	160,026	—	—	160,026
Switzerland	—	160,005	—	160,005
France	—	138,314	—	138,314
United Kingdom	—	120,853	—	120,853
Ireland	101,770	—	—	101,770
Argentina	85,891	—	—	85,891
Australia	—	82,386	—	82,386
China	—	73,909	—	73,909
Denmark	—	68,867	—	68,867
Taiwan	65,522	—	—	65,522
Netherlands	65,467	—	—	65,467
Japan	—	57,994	—	57,994
Hong Kong	—	49,088	—	49,088
Sweden	—	46,627	—	46,627
India	41,515	—	—	41,515
Italy	—	35,700	—	35,700
Mexico	30,575	—	—	30,575
Spain	—	27,047	—	27,047
Short Term Investments	161,394	—	—	161,394
	1,003,638	860,790	—	1,864,428

1 Derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2020.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’

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debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the

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security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2020, were as follows: JNL/PIMCO Investment Grade Credit Bond Fund, $25,774 and 1.82%, respectively, for 14 days outstanding.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and a Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The JNL/PIMCO Investment Grade Credit Bond Fund had no Treasury roll transactions during the period.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in

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a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated in the Statements of Operations.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable from Deposits with brokers and counterparties and Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

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Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swap agreements (“swaptions”). An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are classified as illiquid investments.

Forward Volatility Agreements. Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined on the trade date. At expiration, the amount settled is determined based on the then current spot exchange rates, interest rates, and the relationship between the contract’s strike volatility rate and the current volatility of the underlying exchange rate. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

Futures Contracts. A Fund may buy and sell futures on equities, indices, interest rates, commodities, currencies and swaps. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between

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the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically classified as illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that the Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a Fund will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by

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market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

A Fund may use credit default swap agreements on asset-backed securities. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the

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Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2020. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2020. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2020.

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June 30, 2020

JNL/PIMCO Investment Grade Credit Bond Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in interest rates, inflation and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Investment Grade Credit Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Purchased options, at value	—	—	—	—	38	38
Forward foreign currency contracts	—	—	—	542	—	542
[8] Variation margin on futures/futures options contracts	—	—	—	—	5	5
[8] Variation margin on swap agreements	—	989	—	—	97	1,086
OTC swap agreements	—	494	—	—	—	494
OTC swap premiums paid	—	346	—	—	—	346
Total derivative instruments assets	—	1,829	—	542	140	2,511
Derivative instruments liabilities:
Written options, at value	—	159	—	—	24	183
Forward foreign currency contracts	—	—	—	535	—	535
[8] Variation margin on futures/futures options contracts	—	—	—	—	151	151
[8] Variation margin on swap agreements	—	6	—	—	95	101
OTC swap agreements	—	428	—	—	—	428
OTC swap premiums received	—	726	—	—	—	726
Total derivative instruments liabilities	—	1,319	—	535	270	2,124
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	367	367
Written option contracts	—	104	—	—	(128)	(24)
Forward foreign currency contracts	—	—	—	(896)	—	(896)
Futures/futures options contracts	—	—	—	—	11,487	11,487
Swap agreements	—	(2,440)	—	—	31	(2,409)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	(65)	(65)
Written options	—	(7)	—	—	70	63
Forward foreign currency contracts	—	—	—	114	—	114
Futures/futures options contracts	—	—	—	—	761	761
Swap agreements	—	(11,200)	—	—	(239)	(11,439)

JNL/PIMCO Investment Grade Credit Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	103	(103)	—	—	—	—
BNP	190	(83)	—	107	—	—
BOA	2	(2)	—	—	—	—
CGM	48	(48)	—	—	—	—
CIT	315	(99)	(216)	—	300	—
CSI	32	(8)	—	24	—	—
GSC	269	(269)	—	—	—	—
JPM	43	(43)	—	—	—	—
MSC	46	(39)	—	7	—	—
UBS	26	(22)	—	4	—	—
Derivatives eligible for offset	1,074	(716)	(216)	142
Derivatives not eligible for offset	1,437				—	—
	2,511
Derivative Liabilities by Counterparty*
BCL	128	(103)	(25)	—	—	359
BNP	83	(83)	—	—	—	—

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June 30, 2020

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
BOA	76	(2)	—	74	—	—
CGM	64	(48)	—	16	—	—
CIT	99	(99)	—	—	—	—
CSI	8	(8)	—	—	—	—
DUB	17	—	—	17	—	—
GSC	448	(269)	(179)	—	—	391
JPM	86	(43)	—	43	—	—
MSC	39	(39)	—	—	—	—
SCB	76	—	—	76	—	—
UBS	22	(22)	—	—	—	—
Derivatives eligible for offset	1,146	(716)	(204)	226
Derivatives not eligible for offset	978				12,060	25,194
	2,124

	Gross Amount Presented in the Statement of Assets and Liabilities[7]($)	Financial Instruments[2]($)	Collateral [3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BOA	7,644	(7,609)	—	35	—	—
CGM	—	—	—	—	235	—
CSI	42,736	(42,736)	—	—	—	—
GSC	26,003	(25,947)	—	56	—	—
JPM	17,696	(17,696)	—	—	12	—
WFI	35,916	(35,892)	—	24	—	—
	129,995	(129,880)	—	115

Master Forward Agreement Transaction Liabilities by Counterparty*
BOA	7,609	(7,609)	—	—	—	—
CSI	42,770	(42,736)	—	34	—	—
GSC	25,947	(25,947)	—	—	—	—
JPM	17,753	(17,696)	—	58	—	—
WFI	35,893	(35,892)	—	—	—	—
	129,972	(129,880)	—	92

JNL/PIMCO Investment Grade Credit Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	244	171,762	74,459	43,298	—	610,533	—

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June 30, 2020

JNL/T. Rowe Price Capital Appreciation Fund Derivative Strategies - The Fund entered into option contracts to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/T. Rowe Price Capital Appreciation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments liabilities:
Written options, at value	—	—	43,969	—	—	43,969
Total derivative instruments liabilities	—	—	43,969	—	—	43,969
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Written option contracts	—	—	1,935	—	—	1,935
Forward foreign currency contracts	—	—	—	9	—	9
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	6,274	—	—	6,274

JNL/T.Rowe Price Capital Appreciation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—				—	—
	—
Derivative Liabilities by Counterparty*
CGM	7,298	—	—	7,298	—	—
CSI	13,679	—	—	13,679	—	—
GSC	4,816	—	—	4,816	—	—
JPM	16,797	—	—	16,797	—	—
MLP	276	—	—	276	—	—
RBC	1,103	—	—	1,103	—	—
Derivatives eligible for offset	43,969	—	—	43,969
Derivatives not eligible for offset	—				—	—
	43,969

JNL/T.Rowe Price Capital Appreciation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	19,225	—	1,536	—	—	—	—

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June 30, 2020

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of June 30, 2020, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2020, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 90 in the Schedules of Investments.

The derivative strategy for Funds which had significant derivative exposure during the period is as follows: JNL/Neuberger Berman Commodity Strategy Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL/Lazard International Strategic Equity Fund and JNL/WCM Focused International Equity Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of June 30, 2020, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2020, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
JNL/Lazard International Strategic Equity Fund	—	6,928
JNL/Neuberger Berman Commodity Strategy Fund	4,716	—
JNL/WCM Focused International Equity Fund	—	3,976

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at June 30, 2020 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts
	Counterparties	Pledged or Segregated Cash($)
JNL/Neuberger Berman Commodity Strategy Fund	GSC	1,216

NOTE 7. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

119

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

LIBOR Replacement Risk. In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Funds. The effects of discontinuation of LIBOR on the Funds will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Sanctioned Securities Risk. Certain Funds may invest in securities issued by companies located in Russia. The U.S. Government and other governments have placed sanctions on Russia. When sanctions are placed on a country, the Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

120

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Epidemic Risk. COVID-19, the novel respiratory disease also known as “coronavirus,” which was first detected in China in December 2019, has now been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancellations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of infectious diseases across the world, but especially in developing or emerging market countries, may be more pronounced where less established health care systems exist or where health care systems are unprepared to handle the outbreak of a disease like the coronavirus. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty, and could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund's ability to achieve its investment objective.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Funds and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds' service providers.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (b-billions)				Administrative Fee (b-billions)
	$0 to $1b %	$1b to $3b %	$3b to $5b %	Over $5b %	$0 to $3b %	Over $3b %
JNL iShares Tactical Growth Fund	0.20	0.15	0.14	0.13	0.15	0.13
JNL iShares Tactical Moderate Fund	0.20	0.15	0.14	0.13	0.15	0.13
JNL iShares Tactical Moderate Growth Fund	0.20	0.15	0.14	0.13	0.15	0.13
JNL/DFA U.S. Small Cap Fund	0.55	0.55	0.54	0.53	0.15	0.13
JNL/DoubleLine Total Return Fund	0.45	0.40	0.39	0.38	0.10	0.08
JNL/Lazard International Strategic Equity Fund	0.70	0.65	0.64	0.63	0.15	0.13
JNL/Mellon Equity Income Fund	0.45	0.40	0.39	0.38	0.15	0.13
JNL/Neuberger Berman Commodity Strategy Fund	0.45	0.40	0.39	0.38	0.15	0.13
JNL/PIMCO Investment Grade Credit Bond Fund	0.35	0.30	0.29	0.28	0.10	0.08
JNL/T. Rowe Price Capital Appreciation Fund	0.575 – 0.55	0.53	0.52	0.51	0.15	0.13
JNL/WCM Focused International Equity Fund	0.70 – 0.65	0.65	0.64	0.63	0.15	0.13

Advisory Fee Waivers. Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL/T. Rowe Price Capital Appreciation Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

121

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Administrative Fee Waivers. Pursuant to a contractual waiver, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Small Cap Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Fund is recorded as Expense waiver in the Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustees fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 trades are executed at current market price at the time of the transaction. The following Fund had Rule 17a-7 transactions (in thousands) that were deemed signifcant by the Adviser during the period ended June 30, 2020.

	Purchase of Securities($)	Proceeds from Sales of Securities($)
JNL/T.Rowe Price Capital Appreciation Fund	10,421	225,474

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the period ended June 30, 2020, transactions between the Fund and JNAM, related to foreign tax reclaims, due to the Fund's partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments from JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed by JNAM ($)
JNL/DFA U.S. Small Cap Fund	18	—	—	18
JNL/T.Rowe Price Capital Appreciation Fund	21	—	—	21

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 7.8% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 92.2% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase, which is allocated in the

122

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. FUND ACQUISITIONS

Tax Free Exchange. The following table includes information (in thousands) relating to acquisitions completed after the close of business on April 24, 2020. The acquisitions were completed as a tax free exchange of Class A and Class I shares of Funds in the Trust for Class A and Class I shares, respectively, of funds in Jackson Variable Series Trust pursuant to a plan of reorganization approved by the Trust's and Jackson Variable Series Trust's Boards. The purpose of the acquisitions was to facilitate the acquisition of each respective fund in Jackson Variable Series Trust by a fund with the same name, investment objectives and strategies in the Trust. The acquired funds are considered the accounting survivors for financial reporting purposes. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquiring funds had no activity prior to inception on April 27, 2020, nor did they hold any investments on April 27, 2020.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL iShares Tactical Growth Fund[1]	JNL iShares Tactical Growth Fund
Class A	Class A	215,871	16,808	–	–	16,808
Class I	Class I	2,825	219	–	–	219
JNL iShares Tactical Moderate Fund[1]	JNL iShares Tactical Moderate Fund
Class A	Class A	154,072	13,154	–	–	13,154
Class I	Class I	2,206	187	–	–	187
JNL iShares Tactical Moderate Growth Fund[1]	JNL iShares Tactical Moderate Growth Fund
Class A	Class A	263,111	21,016	–	–	21,016
Class I	Class I	3,263	260	–	–	260
JNL/DFA U.S. Small Cap Fund[1]	JNL/DFA U.S. Small Cap Fund
Class A	Class A	122,528	20,986	–	–	20,986
Class I	Class I	4,333	741	–	–	741
JNL/DoubleLine Total Return Fund[1]	JNL/DoubleLine Total Return Fund
Class A	Class A	1,071,362	95,964	–	–	95,964
Class I	Class I	1,419,612	126,778	–	–	126,778
JNL/Lazard International Strategic Equity Fund[1]	JNL/Lazard International Strategic Equity Fund
Class A	Class A	62,224	5,407	–	–	5,407
Class I	Class I	132,550	11,482	–	–	11,482
JNL/Mellon Equity Income Fund[1]	JNL/Mellon Equity Income Fund
Class A	Class A	170,863	12,657	–	–	12,657
Class I	Class I	115,429	8,496	–	–	8,496
JNL/Neuberger Berman Commodity Strategy Fund[1]	JNL/Neuberger Berman Commodity Strategy Fund
Class A	Class A	10,804	1,418	–	–	1,418
Class I	Class I	62,918	8,233	–	–	8,233
JNL/PIMCO Investment Grade Credit Bond Fund[1]	JNL/PIMCO Investment Grade Credit Bond Fund
Class A	Class A	520,024	41,749	–	–	41,749
Class I	Class I	834,297	66,770	–	–	66,770
JNL/T. Rowe Price Capital Appreciation Fund[1]	JNL/T. Rowe Price Capital Appreciation Fund
Class A	Class A	5,763,957	355,775	–	–	355,775
Class I	Class I	401,665	24,639	–	–	24,639
JNL/WCM Focused International Equity Fund[1]	JNL/WCM Focused International Equity Fund
Class A	Class A	239,543	16,097	–	–	16,097
Class I	Class I	1,283,278	86,041	–	–	86,041

1 Acquired Fund was a separate series of Jackson Variable Series Trust.

NOTE 11. INCOME TAX MATTERS

Each Fund is treated as a separate entity for federal income tax purposes. JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine Total Return Fund, JNL/Mellon Equity Income Fund, JNL/Neuberger Commodity Strategy Fund, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/T. Rowe Price Capital Appreciation Fund are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes.

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax

123

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

purposes. Each of these Funds intends to continue to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information, for Funds treated as RICs, is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or Real Estate Investment Trusts ("REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2019, the following Funds, treated as RICs, had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL/Lazard International Strategic Equity Fund	2,020	—	2,020

As of June 30, 2020, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL iShares Tactical Growth Fund	270,050	18,341	(5,179)	13,162
JNL iShares Tactical Moderate Fund	183,374	8,473	(2,167)	6,306
JNL iShares Tactical Moderate Growth Fund	289,721	21,558	(4,761)	16,797
JNL/Lazard International Strategic Equity Fund	345,493	18,240	(21,101)	(2,861)
JNL/WCM Focused International Equity Fund	1,297,188	602,991	(35,751)	567,240

As of June 30, 2020, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Lazard International Strategic Equity Fund
Forward Foreign Currency Contracts	25	—	—	—

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds' fiscal year ended December 31, 2019 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL iShares Tactical Growth Fund	4,010	4,597	—
JNL iShares Tactical Moderate Fund	2,875	1,725	—
JNL iShares Tactical Moderate Growth Fund	5,433	4,016	—
JNL/DFA U.S. Small Cap Fund	3,969	7,838	—
JNL/Lazard International Strategic Equity Fund	632	1,200	—
JNL/Neuberger Berman Commodity Strategy Fund	2,348	—	—
JNL/PIMCO Investment Grade Credit Bond Fund	16,224	—	—
JNL/WCM Focused International Equity Fund	8,273	56,745	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that

124

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

management evaluate the tax positions taken in returns for 2016, 2017, 2018 and 2019, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2020.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

125

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2020

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†
JNL iShares Tactical Growth Fund
Class A	0.65	1,000.00	937.80	3.13	1,000.00	1,021.63	3.27
Class I	0.35	1,000.00	939.30	1.69	1,000.00	1,023.12	1.76
JNL iShares Tactical Moderate Fund
Class A	0.65	1,000.00	982.50	3.20	1,000.00	1,021.63	3.27
Class I	0.35	1,000.00	984.20	1.73	1,000.00	1,023.12	1.76
JNL iShares Tactical Moderate Growth Fund
Class A	0.65	1,000.00	966.20	3.18	1,000.00	1,021.63	3.27
Class I	0.35	1,000.00	967.00	1.71	1,000.00	1,023.12	1.76
JNL/DFA U.S. Small Cap Fund
Class A	1.00	1,000.00	831.90	4.55	1,000.00	1,019.89	5.02
Class I	0.65	1,000.00	833.10	2.96	1,000.00	1,021.63	3.27
JNL/DoubleLine Total Return Fund
Class A	0.82	1,000.00	1,010.60	4.10	1,000.00	1,020.79	4.12
Class I	0.52	1,000.00	1,012.40	2.60	1,000.00	1,022.28	2.61
JNL/Lazard International Strategic Equity Fund
Class A	1.15	1,000.00	905.00	5.45	1,000.00	1,019.14	5.77
Class I	0.85	1,000.00	906.60	4.03	1,000.00	1,020.64	4.27
JNL/Mellon Equity Income Fund
Class A	0.90	1,000.00	807.90	4.05	1,000.00	1,020.39	4.52
Class I	0.60	1,000.00	809.50	2.70	1,000.00	1,021.88	3.02
JNL/Neuberger Berman Commodity Strategy Fund
Class A	0.90	1,000.00	761.30	3.94	1,000.00	1,020.39	4.52
Class I	0.60	1,000.00	761.10	2.63	1,000.00	1,021.88	3.02
JNL/PIMCO Investment Grade Credit Bond Fund
Class A	0.74	1,000.00	1,053.80	3.78	1,000.00	1,021.18	3.72
Class I	0.44	1,000.00	1,056.20	2.25	1,000.00	1,022.68	2.21
JNL/T. Rowe Price Capital Appreciation Fund
Class A	0.97	1,000.00	1,000.00	4.82	1,000.00	1,020.04	4.87
Class I	0.67	1,000.00	1,001.70	3.33	1,000.00	1,021.53	3.37
JNL/WCM Focused International Equity Fund
Class A	1.12	1,000.00	1,039.30	5.68	1,000.00	1,019.29	5.62
Class I	0.82	1,000.00	1,041.00	4.16	1,000.00	1,020.79	4.12

^ The annualized expense ratios for the Funds of Funds do not include expenses of the Funds of Funds’ Underlying Funds. The annualized expense ratios for the Master Funds include the expenses of both the Master and Feeder Fund.

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the most recent 6-month period).

126

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2020

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

127

JNL Series Trust

(the “Trust”)

Results of Special Meetings of Shareholders

The below reorganizations were effective as of the close of business on April 24, 2020. On April 27, 2020, each remaining fund of Jackson Variable Series Trust (“JVST”) was legally dissolved and redomiciled into the Trust. The meeting results provided below are for JVST funds that have either been reorganized into funds of the Trust or into funds of JVST that were subsequently redomiciled into the Trust on April 27, 2020.

On March 27, 2020, a special meeting of shareholders of the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by JVST’s Board of Trustees, which provides for the reorganization of the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, a series of JVST, into the JNL/Franklin Templeton Global Multisector Bond Fund, a series of the Trust.	19,787,539.327	835,823.448	1,305,965.975	21,929,328.750

Additionally, on March 27, 2020, a special meeting of shareholders of the JNL/FAMCO Flex Core Covered Call Fund was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by JVST’s Board of Trustees, which provides for the reorganization of the JNL/FAMCO Flex Core Covered Call Fund, a series of JVST, into the JNL/JPMorgan Hedged Equity Fund, a series of the Trust.	11,347,548.535	312,774.827	877,923.892	12,538,247.253

Additionally, on March 27, 2020, a special meeting of shareholders of the JNL/Neuberger Berman Currency Fund was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by JVST’s Board of Trustees, which provides for the reorganization of the JNL/Neuberger Berman Currency Fund, a series of JVST, into the JNL/PIMCO Income Fund, a series of the Trust.	6,523,490.155	215,735.735	350,008.998	7,099,234.888

Additionally, on March 27, 2020, a special meeting of shareholders of the JNL/Nicholas Convertible Arbitrage Fund was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by JVST’s Board of Trustees, which provides for the reorganization of the JNL/Nicholas Convertible Arbitrage Fund, a series of JVST, into the JNL Conservative Allocation Fund, also a series of JVST.	12,422,166.815	232,161.486	840,392.189	13,494,720.490

Additionally, on March 27, 2020, a special meeting of shareholders of the JNL/The London Company Focused U.S. Equity Fund was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by JVST’s	5,356,825.422	60,859.612	222,327.826	5,640,012.860

128

2.  Board of Trustees, which provides for the reorganization of the JNL/The London Company Focused U.S. Equity Fund, a series of JVST, into the JNL/Morningstar Wide Moat Index Fund, a series of the Trust.

Additionally, on March 27, 2020, a special meeting of shareholders of the JNL/VanEck International Gold Fund was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by JVST’s Board of Trustees, which provides for the reorganization of the JNL/VanEck International Gold Fund, a series of JVST, into the JNL/BlackRock Global Natural Resources Fund, a series of the Trust.	5,006,644.973	1,084,988.156	334,926.457	6,426,559.586

Additionally, on March 27, 2020, a special meeting of shareholders of the JNL Institutional Alt 100 Fund was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by JVST’s Board of Trustees, which provides for the reorganization of the JNL Institutional Alt 100 Fund, a series of JVST, into the JNL Multi-Manager Alternative Fund, a series of the Trust.	16,826,418.970	446,986.596	1,310,651.109	18,584,056.675

129

Supplement Dated May 22, 2020

To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/American Funds Capital Income Builder Fund, please delete the tables and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.02%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.47%
Less Waiver/Reimbursement[4]	0.51%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.96%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]

JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.02%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.17%
Less Waiver/Reimbursement[4]	0.51%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.66%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]

JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/American Funds Capital Income Builder Fund, please delete the tables in the entirety and replace with the following:

JNL/American Funds Capital Income Builder Fund Class A
1 year	3 years	5 years	10 years
$98	$415	$754	$1,714

JNL/American Funds Capital Income Builder Fund Class I
1 year	3 years	5 years	10 years
$67	$321	$594	$1,375

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/American Funds Capital World Bond Fund, please delete the tables and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	1.59%
Less Waiver/Reimbursement[4]	0.52%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.07%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]

JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	1.29%
Less Waiver/Reimbursement[4]	0.52%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.77%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]

JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/American Funds Capital World Bond Fund, please delete the tables in the entirety and replace with the following:

JNL/American Funds Capital World Bond Fund Class A
1 year	3 years	5 years	10 years
$109	$451	$817	$1,845

JNL/American Funds Capital World Bond Fund Class I
1 year	3 years	5 years	10 years
$79	$358	$658	$1,511

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/American Funds New World Fund, please delete the tables and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	2.11%
Less Waiver/Reimbursement[4]	0.83%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.28%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]

JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	1.81%
Less Waiver/Reimbursement[4]	0.83%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.98%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]

JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/American Funds New World Fund, please delete the tables in the entirety and replace with the following:

JNL/American Funds New World Fund Class A
1 year	3 years	5 years	10 years
$130	$581	$1,058	$2,376

JNL/American Funds New World Fund Class I
1 year	3 years	5 years	10 years
$100	$489	$902	$2,058
This Supplement is dated May 22, 2020.

Supplement Dated June 12, 2020

To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective May 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Growth-Income Fund, please delete the “Portfolio Managers” table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Donald D. O’Neal	2010	Partner, Capital International Investors (“CII”), CRMC
Keiko McKibben	July 2018	Partner, Capital Research Global Investors (“CRGI”), CRMC
Dylan Yolles	2010	Partner, CII, CRMC
Charles E. Ellwein	May 2020	Partner, CRGI, CRMC
J. Blair Frank	2010	Partner, CRGI, CRMC
Claudia P. Huntington[1]	2013	Partner, CRGI, CRMC
William L. Robbins	2012	Partner, CII, CRMC

1 Effective October 1, 2020, Claudia P. Huntington will no longer be a portfolio manager for the Fund.

This Supplement is dated June 12, 2020.

Supplement Dated August 21, 2020

To The Prospectus Dated April 27, 2020

JNL ® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective August 26, 2020, please delete the first paragraph of the legend for each Fund’s summary prospectus in the entirety and replace with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://connect.rightprospectus.com/Jackson. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com. The current Prospectus and SAI, both dated April 27, 2020, as amended, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Effective July 17, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for all applicable funds, please delete “Foreign regulatory risk” in the entirety and replace with following:

 Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

This Supplement is dated August 21, 2020.

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JNL Series Trust One Corporate Way Lansing, MI 48951

VADV6414 06/20

CHOOSE THE INBOX. NOT THE MAILBOX. Less waste. More convenience. Your choice. Three easy ways to go paperless:
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JNL Series Trust Sub-Advised Funds (Unaudited)

June 30, 2020

JNL Series Trust Sub-Advised Funds including: JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Boston Partners Global Long Short Equity Fund , JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund, JNL/Fidelity Institutional Asset Management® Total Bond Fund, JNL/First State Global Infrastructure Fund , JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs International 5 Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Total Yield Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Growth & Income Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Lord Abbett Short Duration Income Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/MFS Mid Cap Value Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/T. Rowe Price Value Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund, JNL/WMC Government Money Market Fund, JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2020

JNL Multi-Manager Alternative Fund

Composition as of June 30, 2020:
Financials	13.9%
Non-U.S. Government Agency ABS	11.6
Health Care	8.5
Communication Services	7.6
Information Technology	7.2
Consumer Discretionary	7.0
Government Securities	6.1
Industrials	4.6
U.S. Government Agency MBS	4.2
Consumer Staples	3.6
Energy	2.0
Materials	1.8
Utilities	0.9
Real Estate	0.9
Warrants	0.1
Rights	-
Investment Companies	(2.6)
Other Short Term Investments	22.5
Securities Lending Collateral	0.1
Net Long (Short) Investments	100.0%

JNL Multi-Manager Emerging Markets Equity Fund

Composition as of June 30, 2020:
Information Technology	17.3%
Communication Services	15.5
Financials	15.3
Consumer Discretionary	13.5
Industrials	11.0
Consumer Staples	8.0
Materials	5.6
Health Care	4.8
Energy	3.7
Real Estate	1.7
Warrants	1.0
Utilities	0.8
Investment Companies	0.1
Other Short Term Investments	1.6
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL Multi-Manager International Small Cap Fund

Composition as of June 30, 2020:
Information Technology	22.5%
Industrials	19.0
Health Care	17.5
Financials	11.6
Consumer Staples	10.2
Consumer Discretionary	7.1
Real Estate	4.5
Materials	2.9
Communication Services	2.1
Utilities	1.4
Energy	0.9
Other Short Term Investments	0.3
Total Investments	100.0%

JNL Multi-Manager Mid Cap Fund

Composition as of June 30, 2020:
Information Technology	17.8%
Health Care	17.7
Financials	16.2
Industrials	12.9
Consumer Staples	9.5
Consumer Discretionary	7.5
Real Estate	4.9
Materials	4.0
Utilities	3.2
Communication Services	1.2
Energy	1.1
Other Short Term Investments	3.3
Securities Lending Collateral	0.7
Total Investments	100.0%

JNL Multi-Manager Small Cap Growth Fund

Composition as of June 30, 2020:
Information Technology	27.3%
Health Care	24.0
Industrials	13.5
Consumer Discretionary	12.6
Financials	6.0
Communication Services	4.6
Consumer Staples	3.0
Materials	1.1
Real Estate	0.6
Securities Lending Collateral	5.0
Other Short Term Investments	2.3
Total Investments	100.0%

JNL Multi-Manager Small Cap Value Fund

Composition as of June 30, 2020:
Industrials	26.8%
Financials	18.5
Consumer Discretionary	17.1
Information Technology	10.8
Health Care	9.0
Real Estate	5.4
Materials	4.9
Utilities	1.6
Consumer Staples	1.1
Communication Services	0.7
Energy	0.6
Other Short Term Investments	3.5
Total Investments	100.0%

JNL S&P 500 Index Fund

Composition as of June 30, 2020:
Information Technology	25.8%
Health Care	14.3
Financials	11.2
Communication Services	10.9
Consumer Discretionary	10.1
Industrials	7.4
Consumer Staples	7.2
Utilities	3.0
Real Estate	2.8
Energy	2.8
Materials	2.5
Investment Companies	0.4
Rights	-
Other Short Term Investments	1.3
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/AQR Large Cap Defensive Style Fund

Composition as of June 30, 2020:
Consumer Staples	19.2%
Information Technology	14.4
Health Care	13.9
Financials	11.9
Communication Services	9.2
Industrials	8.3
Utilities	7.8
Consumer Discretionary	5.1
Real Estate	3.8
Materials	3.5
Rights	-
Other Short Term Investments	2.7
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/AQR Large Cap Relaxed Constraint Equity Fund

Composition as of June 30, 2020:
Information Technology	32.8%
Health Care	17.8
Consumer Discretionary	13.7
Communication Services	12.2
Financials	8.7
Industrials	6.3
Consumer Staples	5.6
Real Estate	0.9
Energy	0.4
Utilities	0.2
Materials	0.1
Other Short Term Investments	1.3
Net Long (Short) Investments	100.0%

JNL/AQR Managed Futures Strategy Fund

Composition as of June 30, 2020:
Other Short Term Investments††	100.0%
Total Investments	100.0%

††In general, the Fund uses derivatives as direct substitutes for investment in commodities, developed market stock indices, government bonds and currencies. Please refer to the Schedule of Investments for the Fund's derivative investments.

JNL/BlackRock Advantage International Fund

Composition as of June 30, 2020:
Health Care	15.2%
Financials	14.4
Industrials	14.3
Consumer Staples	12.3
Consumer Discretionary	10.5
Information Technology	10.3
Materials	7.6
Communication Services	6.2
Energy	2.7
Real Estate	2.7
Utilities	2.7
Rights	-
Other Short Term Investments	1.1
Total Investments	100.0%

JNL/BlackRock Global Allocation Fund

Composition as of June 30, 2020:
Information Technology	13.8%
Government Securities	12.8
Health Care	10.4
Consumer Discretionary	8.5
Financials	8.3
Communication Services	7.7
Industrials	5.9
Investment Companies	4.4
Materials	3.5
Consumer Staples	3.4
U.S. Government Agency MBS	2.0
Utilities	2.0
Energy	1.9
Non-U.S. Government Agency ABS	1.1
Real Estate	1.0
Rights	-
Other Short Term Investments	12.0
Securities Lending Collateral	1.3
Net Long (Short) Investments	100.0%

JNL/BlackRock Global Natural Resources Fund

Composition as of June 30, 2020:
Materials	49.6%
Energy	29.9
Consumer Staples	7.0
Information Technology	2.2
Consumer Discretionary	1.7
Warrants	-
Securities Lending Collateral	6.0

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2020

Other Short Term Investments	3.6
Total Investments	100.0%

JNL/BlackRock Large Cap Select Growth Fund

Composition as of June 30, 2020:
Information Technology	35.9%
Consumer Discretionary	21.6
Health Care	11.4
Communication Services	10.8
Financials	9.6
Industrials	5.0
Real Estate	2.5
Materials	2.2
Consumer Staples	0.7
Other Short Term Investments	0.3
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Boston Partners Global Long Short Equity Fund

Composition as of June 30, 2020:
Long Investments
Information Technology	16.4%
Financials	13.8
Industrials	13.0
Health Care	12.4
Materials	9.0
Consumer Discretionary	8.5
Communication Services	8.3
Consumer Staples	8.1
Utilities	3.1
Energy	2.7
Other Short Term Investments	4.5
Securities Lending Collateral	0.2
Total Long Investments†	100.0%
Short Investments
Industrials	23.0%
Information Technology	19.3
Financials	15.2
Consumer Discretionary	10.1
Materials	8.8
Consumer Staples	8.0
Health Care	5.7
Communication Services	4.3
Energy	3.5
Utilities	1.1
Real Estate	1.0
Total Short Investments†	100.0%

.

†Total Long Investments represent 99.2% of net assets and Total Short Investments represent (37.4%) of net assets.

JNL/Causeway International Value Select Fund

Composition as of June 30, 2020:
Industrials	22.4%
Financials	19.6
Health Care	11.8
Information Technology	11.1
Materials	9.1
Consumer Discretionary	8.1
Communication Services	6.0
Consumer Staples	5.9
Energy	2.9
Utilities	1.4
Other Short Term Investments	1.1
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL/ClearBridge Large Cap Growth Fund

Composition as of June 30, 2020:
Information Technology	33.5%
Consumer Discretionary	16.7
Health Care	14.7
Communication Services	14.3
Industrials	6.3
Financials	5.6
Consumer Staples	3.9
Real Estate	2.0
Materials	1.6
Other Short Term Investments	1.1
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/DFA International Core Equity Fund

Composition as of June 30, 2020:
Industrials	16.6%
Financials	14.5
Consumer Discretionary	13.5
Materials	10.9
Consumer Staples	8.8
Health Care	7.8
Information Technology	7.2
Communication Services	5.2
Energy	4.6
Utilities	3.5
Real Estate	2.5
Rights	-
Securities Lending Collateral	4.5
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/DFA U.S. Core Equity Fund

Composition as of June 30, 2020:
Information Technology	24.0%
Financials	13.4
Health Care	12.7
Consumer Discretionary	12.4
Industrials	11.3
Communication Services	8.6
Consumer Staples	6.8
Materials	3.9
Energy	3.2
Utilities	2.8
Real Estate	0.2
Rights	-
Other Equity Interests	-
Securities Lending Collateral	0.6
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/DoubleLine Core Fixed Income Fund

Composition as of June 30, 2020:
Government Securities	29.6%
Non-U.S. Government Agency ABS	20.9
U.S. Government Agency MBS	18.3
Financials	7.9
Utilities	4.1
Energy	2.5
Industrials	2.3
Health Care	2.1
Communication Services	2.1
Consumer Discretionary	1.9
Information Technology	1.7
Materials	1.7
Consumer Staples	1.5
Real Estate	1.3
Other Equity Interests	-
Securities Lending Collateral	1.3
Other Short Term Investments	0.8
Total Investments	100.0%

JNL/DoubleLine Emerging Markets Fixed Income Fund

Composition as of June 30, 2020:
Financials	33.2%
Government Securities	12.7
Utilities	12.4
Energy	12.1
Materials	9.0
Consumer Staples	4.5
Communication Services	4.4
Consumer Discretionary	3.5
Industrials	2.5
Health Care	0.1
Information Technology	-
Other Short Term Investments	4.6
Securities Lending Collateral	1.0
Total Investments	100.0%

JNL/DoubleLine Shiller Enhanced CAPE Fund

Composition as of June 30, 2020:
Non-U.S. Government Agency ABS	46.6%
Government Securities	21.6
Financials	7.3
U.S. Government Agency MBS	7.3
Health Care	1.9
Energy	1.7
Communication Services	1.5
Industrials	1.4
Materials	1.2
Consumer Discretionary	1.2
Information Technology	1.1
Consumer Staples	0.8
Utilities	0.7
Real Estate	0.4
Other Short Term Investments	5.3
Total Investments	100.0%

JNL/Fidelity Institutional Asset Management Total Bond Fund

Composition as of June 30, 2020:
Government Securities	26.8%
U.S. Government Agency MBS	17.8
Financials	14.3
Non-U.S. Government Agency ABS	5.6
Energy	5.6
Communication Services	5.2
Consumer Staples	2.9
Consumer Discretionary	2.6
Real Estate	2.3
Health Care	2.3
Industrials	2.2
Information Technology	2.1
Utilities	1.9
Materials	1.0
Other Short Term Investments	6.6
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/First State Global Infrastructure Fund

Composition as of June 30, 2020:
Utilities	52.1%
Industrials	28.3
Real Estate	9.0
Energy	7.8
Other Short Term Investments	2.8
Total Investments	100.0%

JNL/Franklin Templeton Global Multisector Bond Fund

Composition as of June 30, 2020:
Government Securities	69.6%
Financials	-

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2020

Other Short Term Investments	30.4
Total Investments	100.0%

JNL/Franklin Templeton Growth Allocation Fund

Composition as of June 30, 2020:
Information Technology	16.1%
Health Care	13.7
Industrials	11.0
Financials	8.1
Consumer Discretionary	7.7
Consumer Staples	6.7
Government Securities	5.9
Communication Services	5.1
Materials	4.7
Investment Companies	3.9
U.S. Government Agency MBS	3.5
Utilities	2.6
Energy	2.5
Equity Linked Structured Notes	2.0
Real Estate	1.5
Non-U.S. Government Agency ABS	0.2
Investment Companies	0.1
Rights	-
Other Short Term Investments	4.7
Total Investments	100.0%

JNL/Franklin Templeton Income Fund

Composition as of June 30, 2020:
Health Care	20.3%
Financials	11.3
Equity Linked Structured Notes	10.0
Communication Services	9.2
Utilities	7.2
Government Securities	5.6
Consumer Staples	5.3
Energy	5.0
U.S. Government Agency MBS	4.6
Information Technology	4.2
Industrials	3.9
Consumer Discretionary	3.5
Materials	3.4
Real Estate	0.9
Other Equity Interests	-
Other Short Term Investments	4.9
Securities Lending Collateral	0.7
Total Investments	100.0%

JNL/Franklin Templeton International Small Cap Fund

Composition as of June 30, 2020:
Industrials	25.9%
Consumer Discretionary	17.7
Consumer Staples	12.9
Financials	12.0
Information Technology	8.8
Health Care	5.3
Communication Services	3.9
Real Estate	3.7
Materials	3.0
Energy	0.9
Warrants	-
Securities Lending Collateral	3.8
Other Short Term Investments	2.1
Total Investments	100.0%

JNL/Goldman Sachs Competitive Advantage Fund

Composition as of June 30, 2020:
Information Technology	34.2%
Industrials	25.3
Health Care	12.3
Consumer Discretionary	12.0
Consumer Staples	7.8
Communication Services	2.6
Materials	1.8
Financials	1.3
Securities Lending Collateral	2.6
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/Goldman Sachs Dividend Income & Growth Fund

Composition as of June 30, 2020:
Health Care	11.0%
Industrials	10.7
Information Technology	10.5
Materials	10.2
Consumer Staples	10.1
Utilities	8.9
Communication Services	8.5
Energy	7.4
Financials	7.2
Consumer Discretionary	6.4
Real Estate	6.1
Securities Lending Collateral	2.8
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Goldman Sachs International 5 Fund

Composition as of June 30, 2020:
Industrials	24.0%
Financials	17.7
Consumer Discretionary	14.2
Materials	14.2
Consumer Staples	5.2
Communication Services	4.8
Health Care	4.0
Real Estate	3.9
Utilities	3.6
Energy	2.9
Information Technology	2.7
Investment Companies	0.1
Securities Lending Collateral	2.2
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/Goldman Sachs Intrinsic Value Fund

Composition as of June 30, 2020:
Consumer Discretionary	29.1%
Health Care	24.7
Information Technology	12.0
Materials	9.5
Industrials	7.0
Communication Services	5.9
Utilities	3.5
Real Estate	3.1
Energy	2.6
Consumer Staples	2.1
Securities Lending Collateral	0.4
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/Goldman Sachs Total Yield Fund

Composition as of June 30, 2020:
Information Technology	27.9%
Consumer Discretionary	22.5
Health Care	16.7
Financials	11.6
Industrials	6.7
Materials	4.5
Real Estate	3.4
Consumer Staples	2.5
Securities Lending Collateral	4.0
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/GQG Emerging Markets Equity Fund

Composition as of June 30, 2020:
Information Technology	25.7%
Consumer Discretionary	17.8
Communication Services	15.9
Participatory Notes	9.9
Financials	8.1
Consumer Staples	6.6
Materials	4.5
Energy	4.0
Utilities	3.6
Real Estate	1.5
Health Care	0.9
Industrials	0.7
Other Short Term Investments	0.8
Total Investments	100.0%

JNL/Harris Oakmark Global Equity Fund

Composition as of June 30, 2020:
Financials	29.8%
Communication Services	21.3
Consumer Discretionary	16.9
Health Care	7.9
Materials	7.2
Industrials	5.4
Information Technology	4.5
Consumer Staples	4.2
Energy	1.2
Other Short Term Investments	1.6
Total Investments	100.0%

JNL/Heitman U.S. Focused Real Estate Fund

Composition as of June 30, 2020:
Real Estate	98.5%
Securities Lending Collateral	1.3
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Invesco Diversified Dividend Fund

Composition as of June 30, 2020:
Consumer Staples	25.1%
Utilities	14.5
Financials	12.9
Industrials	11.0
Health Care	8.2
Materials	4.7
Energy	4.5
Communication Services	4.0
Consumer Discretionary	3.8
Information Technology	2.4
Real Estate	1.3
Other Short Term Investments	7.1
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/Invesco Global Growth Fund

Composition as of June 30, 2020:
Information Technology	34.2%
Communication Services	15.6
Consumer Discretionary	14.4
Health Care	12.7
Industrials	10.4
Financials	8.3
Real Estate	1.7
Consumer Staples	1.4
Other Short Term Investments	0.7
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL/Invesco Global Real Estate Fund

Composition as of June 30, 2020:
Real Estate	98.2%
Financials	0.6

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2020

Consumer Discretionary	0.1
Other Short Term Investments	0.8
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/Invesco International Growth Fund

Composition as of June 30, 2020:
Consumer Staples	17.4%
Information Technology	16.8
Industrials	15.4
Financials	15.2
Health Care	11.8
Consumer Discretionary	11.6
Communication Services	5.3
Materials	2.7
Energy	0.8
Other Short Term Investments	3.0
Total Investments	100.0%

JNL/Invesco Small Cap Growth Fund

Composition as of June 30, 2020:
Health Care	30.7%
Information Technology	28.3
Consumer Discretionary	15.1
Industrials	12.8
Financials	4.4
Communication Services	2.2
Materials	2.0
Real Estate	1.3
Consumer Staples	0.8
Other Short Term Investments	1.4
Securities Lending Collateral	1.0
Total Investments	100.0%

JNL/JPMorgan Global Allocation Fund

Composition as of June 30, 2020:
Financials	17.2%
Information Technology	10.6
Government Securities	10.4
Consumer Discretionary	9.8
Health Care	9.5
Communication Services	7.8
Industrials	7.7
Consumer Staples	5.6
Energy	3.9
Materials	3.4
Utilities	3.2
Real Estate	1.9
Non-U.S. Government Agency ABS	0.4
U.S. Government Agency MBS	0.1
Rights	-
Other Short Term Investments	8.1
Securities Lending Collateral	0.4
Net Long (Short) Investments	100.0%

JNL/JPMorgan Growth & Income Fund

Composition as of June 30, 2020:
Financials	21.9%
Health Care	15.2
Industrials	11.9
Information Technology	10.9
Consumer Discretionary	8.2
Communication Services	6.7
Consumer Staples	5.8
Energy	4.5
Utilities	4.2
Materials	1.9
Real Estate	1.4
Other Equity Interests	-
Other Short Term Investments	7.4
Total Investments	100.0%

JNL/JPMorgan Hedged Equity Fund

Composition as of June 30, 2020:
Information Technology	26.5%
Health Care	14.2
Consumer Discretionary	11.3
Communication Services	11.2
Financials	11.0
Industrials	6.8
Consumer Staples	6.5
Utilities	2.9
Energy	2.8
Materials	2.3
Real Estate	1.9
Rights	-
Other Short Term Investments	2.6
Total Investments	100.0%

JNL/JPMorgan MidCap Growth Fund

Composition as of June 30, 2020:
Information Technology	35.8%
Health Care	19.4
Consumer Discretionary	17.6
Industrials	12.0
Financials	7.1
Communication Services	4.5
Materials	2.0
Real Estate	0.5
Securities Lending Collateral	0.9
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/JPMorgan U.S. Government & Quality Bond Fund

Composition as of June 30, 2020:
U.S. Government Agency MBS	48.6%
Government Securities	32.8
Non-U.S. Government Agency ABS	5.2
Financials	1.8
Consumer Staples	1.3
Communication Services	0.9
Industrials	0.6
Utilities	0.6
Health Care	0.6
Information Technology	0.4
Consumer Discretionary	0.3
Real Estate	0.2
Energy	0.2
Other Short Term Investments	6.1
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Loomis Sayles Global Growth Fund

Composition as of June 30, 2020:
Consumer Discretionary	28.5%
Information Technology	19.9
Communication Services	15.0
Industrials	12.3
Consumer Staples	9.0
Health Care	8.2
Financials	5.8
Energy	1.1
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Lord Abbett Short Duration Income Fund

Composition as of June 30, 2020:
Non-U.S. Government Agency ABS	35.3%
Financials	20.6
Energy	7.4
Health Care	5.2
Industrials	5.0
Consumer Discretionary	3.4
Government Securities	3.3
Communication Services	3.3
Information Technology	3.1
Utilities	2.7
Consumer Staples	1.8
Materials	1.2
Real Estate	1.0
Other Short Term Investments	6.7
Total Investments	100.0%

JNL/Mellon Bond Index Fund

Composition as of June 30, 2020:
Government Securities	39.5%
U.S. Government Agency MBS	25.9
Financials	7.6
Health Care	3.1
Information Technology	2.3
Communication Services	2.3
Energy	2.1
Industrials	2.1
Utilities	2.0
Consumer Staples	1.7
Non-U.S. Government Agency ABS	1.6
Consumer Discretionary	1.2
Materials	0.8
Real Estate	0.7
Other Short Term Investments	6.1
Securities Lending Collateral	1.0
Net Long (Short) Investments	100.0%

JNL/Mellon Communication Services Sector Fund

Composition as of June 30, 2020:
Communication Services	98.7%
Rights	-
Other Short Term Investments	0.7
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL/Mellon Consumer Discretionary Sector Fund

Composition as of June 30, 2020:
Consumer Discretionary	93.0%
Consumer Staples	3.1
Communication Services	2.2
Rights	-
Securities Lending Collateral	1.5
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon Consumer Staples Sector Fund

Composition as of June 30, 2020:
Consumer Staples	99.2%
Other Short Term Investments	0.4
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Mellon Dow Index Fund

Composition as of June 30, 2020:
Information Technology	21.0%
Financials	18.3
Health Care	14.4
Consumer Discretionary	14.1
Industrials	13.9
Consumer Staples	8.6
Communication Services	4.4
Energy	3.6
Materials	1.1
Other Short Term Investments	0.6
Total Investments	100.0%

JNL/Mellon Emerging Markets Index Fund

Composition as of June 30, 2020:
Financials	19.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2020

Information Technology	18.2
Consumer Discretionary	14.1
Communication Services	13.9
Materials	6.5
Consumer Staples	6.3
Energy	6.0
Industrials	4.9
Health Care	4.1
Real Estate	2.4
Utilities	2.1
Rights	-
Warrants	-
Securities Lending Collateral	2.1
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon Energy Sector Fund

Composition as of June 30, 2020:
Energy	98.9%
Consumer Discretionary	-
Securities Lending Collateral	0.8
Other Short Term Investments	0.3
Total Investments	100.0%

JNL/Mellon Financial Sector Fund

Composition as of June 30, 2020:
Financials	97.8%
Real Estate	0.9
Rights	-
Securities Lending Collateral	1.0
Other Short Term Investments	0.3
Total Investments	100.0%

JNL/Mellon Healthcare Sector Fund

Composition as of June 30, 2020:
Health Care	98.1%
Information Technology	-
Consumer Discretionary	-
Rights	-
Securities Lending Collateral	1.5
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon Industrials Sector Fund

Composition as of June 30, 2020:
Industrials	92.6%
Information Technology	2.2
Consumer Discretionary	1.7
Communication Services	1.1
Materials	0.3
Utilities	-
Securities Lending Collateral	1.2
Other Short Term Investments	0.9
Total Investments	100.0%

JNL/Mellon Information Technology Sector Fund

Composition as of June 30, 2020:
Information Technology	94.7%
Financials	4.1
Communication Services	0.2
Energy	-
Securities Lending Collateral	0.6
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon International Index Fund

Composition as of June 30, 2020:
Financials	15.5%
Industrials	14.0
Health Care	13.8
Consumer Staples	11.8
Consumer Discretionary	10.5
Information Technology	8.4
Materials	7.0
Communication Services	4.4
Utilities	3.9
Energy	3.2
Real Estate	3.0
Rights	-
Securities Lending Collateral	4.3
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon Materials Sector Fund

Composition as of June 30, 2020:
Materials	97.8%
Investment Companies	0.1
Industrials	-
Securities Lending Collateral	2.1
Other Short Term Investments	-
Total Investments	100.0%

JNL/Mellon MSCI KLD 400 Social Index Fund

Composition as of June 30, 2020:
Information Technology	30.0%
Communication Services	13.5
Health Care	10.9
Financials	10.1
Consumer Discretionary	8.5
Consumer Staples	7.8
Industrials	7.6
Real Estate	3.4
Materials	3.0
Utilities	1.9
Energy	1.8
Investment Companies	0.5
Other Short Term Investments	0.6
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Mellon MSCI World Index Fund

Composition as of June 30, 2020:
Information Technology	20.0%
Health Care	13.8
Financials	13.5
Consumer Discretionary	10.3
Industrials	9.7
Communication Services	8.7
Consumer Staples	8.5
Materials	4.2
Utilities	3.3
Energy	3.2
Real Estate	2.9
Rights	-
Other Short Term Investments	1.1
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/Mellon Nasdaq 100 Index Fund

Composition as of June 30, 2020:
Information Technology	48.0%
Communication Services	20.2
Consumer Discretionary	16.2
Health Care	7.2
Consumer Staples	4.9
Industrials	2.0
Utilities	0.7
Rights	-
Other Short Term Investments	0.8
Total Investments	100.0%

JNL/Mellon Real Estate Sector Fund

Composition as of June 30, 2020:
Real Estate	98.7%
Investment Companies	-
Securities Lending Collateral	0.9
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon S&P 400 MidCap Index Fund

Composition as of June 30, 2020:
Information Technology	16.5%
Consumer Discretionary	14.9
Financials	14.8
Industrials	14.3
Health Care	10.9
Real Estate	9.7
Materials	6.0
Utilities	4.1
Consumer Staples	3.7
Communication Services	1.9
Energy	1.4
Securities Lending Collateral	1.4
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon S&P 500 Index Fund

Composition as of June 30, 2020:
Information Technology	25.4%
Health Care	14.1
Financials	11.0
Communication Services	10.8
Consumer Discretionary	10.0
Industrials	7.3
Consumer Staples	7.1
Utilities	3.0
Real Estate	2.7
Energy	2.7
Materials	2.5
Rights	-
Securities Lending Collateral	2.4
Other Short Term Investments	1.0
Total Investments	100.0%

JNL/Mellon Small Cap Index Fund

Composition as of June 30, 2020:
Industrials	16.4%
Consumer Discretionary	14.2
Information Technology	13.4
Financials	13.3
Health Care	12.5
Real Estate	9.0
Materials	5.2
Consumer Staples	3.5
Energy	2.9
Communication Services	2.5
Utilities	2.1
Investment Companies	0.3
Securities Lending Collateral	4.3
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon Utilities Sector Fund

Composition as of June 30, 2020:
Utilities	98.6%
Energy	0.1
Consumer Staples	-
Other Short Term Investments	0.7
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL/MFS Mid Cap Value Fund

Composition as of June 30, 2020:
Financials	19.5%
Industrials	12.6
Information Technology	10.8
Consumer Discretionary	9.6
Utilities	9.5
Materials	8.5

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2020

Consumer Staples	7.7
Health Care	7.7
Real Estate	6.9
Energy	4.3
Communication Services	1.3
Other Short Term Investments	1.6
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Morningstar Wide Moat Index Fund

Composition as of June 30, 2020:
Information Technology	19.5%
Health Care	17.7
Financials	16.5
Industrials	11.3
Consumer Staples	10.8
Consumer Discretionary	8.3
Communication Services	5.1
Materials	4.6
Energy	2.6
Utilities	1.2
Securities Lending Collateral	1.7
Other Short Term Investments	0.7
Total Investments	100.0%

JNL/Neuberger Berman Strategic Income Fund

Composition as of June 30, 2020:
U.S. Government Agency MBS	27.2%
Financials	14.3
Government Securities	9.6
Energy	7.8
Non-U.S. Government Agency ABS	7.7
Communication Services	7.6
Health Care	4.6
Industrials	4.0
Information Technology	3.5
Consumer Discretionary	3.3
Consumer Staples	2.8
Utilities	2.8
Materials	1.4
Real Estate	1.0
Other Short Term Investments	1.5
Securities Lending Collateral	0.9
Total Investments	100.0%

JNL/PIMCO Income Fund

Composition as of June 30, 2020:
U.S. Government Agency MBS	28.5%
Non-U.S. Government Agency ABS	25.2
Financials	13.4
Government Securities	9.7
Communication Services	4.7
Consumer Discretionary	2.6
Health Care	2.2
Utilities	2.0
Industrials	1.7
Information Technology	1.5
Energy	1.3
Real Estate	1.3
Consumer Staples	0.7
Materials	0.1
Warrants	0.1
Other Short Term Investments	4.6
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/PIMCO Real Return Fund

Composition as of June 30, 2020:
Government Securities††	79.7%
Non-U.S. Government Agency ABS	7.8
U.S. Government Agency MBS	7.4
Financials	2.4
Industrials	0.4
Consumer Discretionary	0.4
Information Technology	0.3
Consumer Staples	0.2
Communication Services	0.2
Utilities	0.1
Real Estate	-
Energy	-
Health Care	-
Other Short Term Investments††	1.1
Securities Lending Collateral	-
Net Long (Short) Investments	100.0%

††The Fund's weightings in TIPS was 79.2% of net investments

JNL/PPM America Floating Rate Income Fund

Composition as of June 30, 2020:
Information Technology	13.9%
Consumer Discretionary	13.7
Health Care	12.7
Industrials	12.5
Communication Services	12.5
Financials	11.3
Materials	10.3
Consumer Staples	5.2
Utilities	2.0
Non-U.S. Government Agency ABS	1.2
Investment Companies	0.9
Energy	0.7
Real Estate	0.7
Warrants	-
Other Equity Interests	-
Other Short Term Investments	2.4
Total Investments	100.0%

JNL/PPM America High Yield Bond Fund

Composition as of June 30, 2020:
Communication Services	20.2%
Consumer Discretionary	13.7
Energy	11.9
Financials	11.8
Health Care	9.9
Industrials	7.5
Materials	6.4
Consumer Staples	5.1
Information Technology	4.1
Utilities	1.9
Real Estate	1.2
Investment Companies	1.0
Non-U.S. Government Agency ABS	0.5
Investment Companies	0.1
Warrants	0.1
Other Equity Interests	-
Other Short Term Investments	2.6
Securities Lending Collateral	2.0
Total Investments	100.0%

JNL/PPM America Small Cap Value Fund

Composition as of June 30, 2020:
Financials	28.2%
Industrials	16.4
Information Technology	16.1
Consumer Discretionary	10.4
Health Care	7.2
Real Estate	6.6
Materials	5.0
Consumer Staples	4.8
Utilities	2.2
Energy	1.4
Communication Services	1.2
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/PPM America Total Return Fund

Composition as of June 30, 2020:
U.S. Government Agency MBS	24.5%
Financials	14.4
Government Securities	10.7
Non-U.S. Government Agency ABS	7.7
Energy	6.6
Health Care	5.2
Communication Services	5.1
Consumer Staples	3.9
Consumer Discretionary	3.9
Utilities	3.2
Materials	2.0
Industrials	2.0
Information Technology	1.1
Real Estate	0.4
Other Short Term Investments	8.5
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/RAFI Fundamental Asia Developed Fund

Composition as of June 30, 2020:
Financials	17.4%
Consumer Discretionary	16.8
Industrials	16.8
Materials	8.9
Information Technology	7.4
Consumer Staples	7.1
Communication Services	5.4
Real Estate	5.3
Health Care	4.2
Utilities	3.6
Energy	2.3
Investment Companies	1.9
Securities Lending Collateral	2.0
Other Short Term Investments	0.9
Total Investments	100.0%

JNL/RAFI Fundamental Europe Fund

Composition as of June 30, 2020:
Financials	22.4%
Industrials	11.9
Consumer Staples	11.2
Energy	9.7
Consumer Discretionary	9.2
Materials	9.1
Health Care	8.8
Utilities	6.4
Communication Services	5.9
Information Technology	2.7
Real Estate	0.9
Rights	-
Securities Lending Collateral	1.6
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/RAFI Fundamental U.S. Small Cap Fund

Composition as of June 30, 2020:
Industrials	16.7%
Consumer Discretionary	13.8
Financials	12.9
Information Technology	12.9
Real Estate	11.9
Materials	7.3
Health Care	7.3
Consumer Staples	4.5
Communication Services	4.0
Utilities	3.4
Energy	3.1
Securities Lending Collateral	1.9
Other Short Term Investments	0.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2020

JNL/RAFI Multi-Factor U.S. Equity Fund

Composition as of June 30, 2020:
Information Technology	17.1%
Consumer Staples	16.3
Health Care	12.9
Consumer Discretionary	12.7
Industrials	9.2
Financials	8.7
Communication Services	8.3
Real Estate	5.0
Energy	4.4
Materials	2.7
Utilities	1.9
Rights	-
Securities Lending Collateral	0.7
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/T. Rowe Price Balanced Fund

Composition as of June 30, 2020:
Information Technology	15.0%
Financials	14.0
Health Care	11.0
Consumer Discretionary	8.9
Communication Services	8.4
U.S. Government Agency MBS	8.1
Industrials	6.5
Consumer Staples	3.9
Materials	3.9
Government Securities	3.8
Energy	3.2
Utilities	3.2
Non-U.S. Government Agency ABS	3.0
Real Estate	2.3
Rights	-
Other Short Term Investments	3.5
Securities Lending Collateral	1.3
Total Investments	100.0%

JNL/T. Rowe Price Established Growth Fund

Composition as of June 30, 2020:
Information Technology	37.0%
Consumer Discretionary	18.9
Communication Services	17.4
Health Care	11.2
Industrials	6.7
Financials	6.2
Materials	0.5
Utilities	0.2
Real Estate	-
Other Short Term Investments	1.5
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/T. Rowe Price Mid-Cap Growth Fund

Composition as of June 30, 2020:
Information Technology	24.9%
Health Care	24.8
Industrials	14.8
Consumer Discretionary	11.8
Financials	6.0
Materials	5.6
Consumer Staples	4.0
Communication Services	2.7
Utilities	1.5
Energy	1.2
Real Estate	-
Other Short Term Investments	2.6
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/T. Rowe Price Short-Term Bond Fund

Composition as of June 30, 2020:
Non-U.S. Government Agency ABS	26.3%
Financials	20.6
Government Securities	11.4
U.S. Government Agency MBS	6.1
Energy	5.9
Health Care	5.2
Utilities	3.6
Consumer Discretionary	3.4
Information Technology	3.3
Industrials	2.6
Communication Services	2.3
Consumer Staples	1.8
Real Estate	1.2
Materials	1.1
Other Short Term Investments	4.7
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/T. Rowe Price U.S. High Yield Fund

Composition as of June 30, 2020:
Consumer Discretionary	19.7%
Communication Services	19.5
Energy	12.5
Financials	10.8
Materials	8.2
Industrials	6.9
Consumer Staples	4.4
Health Care	3.9
Information Technology	2.5
Investment Companies	1.9
Investment Companies	1.7
Warrants	-
Other Short Term Investments	4.8
Securities Lending Collateral	3.2
Total Investments	100.0%

JNL/T. Rowe Price Value Fund

Composition as of June 30, 2020:
Information Technology	20.8%
Financials	17.2
Health Care	15.8
Utilities	10.3
Industrials	9.1
Materials	5.8
Energy	5.2
Consumer Discretionary	5.1
Real Estate	4.6
Communication Services	2.8
Consumer Staples	2.5
Other Short Term Investments	0.4
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Vanguard Growth ETF Allocation Fund

Composition as of June 30, 2020:
Domestic Equity	41.3%
Domestic Fixed Income	15.0
International Equity	14.5
Emerging Markets Equity	10.4
Alternative	3.7
Emerging Markets Fixed Income	1.7
Securities Lending Collateral	13.3
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/Vanguard Moderate ETF Allocation Fund

Composition as of June 30, 2020:
Domestic Fixed Income	47.0%
Domestic Equity	21.5
International Equity	7.4
Emerging Markets Equity	4.7
Emerging Markets Fixed Income	3.9
Alternative	1.5
Securities Lending Collateral	13.7
Other Short Term Investments	0.3
Total Investments	100.0%

JNL/Vanguard Moderate Growth ETF Allocation Fund

Composition as of June 30, 2020:
Domestic Equity	30.2%
Domestic Fixed Income	29.7
International Equity	10.5
Emerging Markets Equity	7.7
Emerging Markets Fixed Income	3.4
Alternative	2.7
Securities Lending Collateral	15.7
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/Westchester Capital Event Driven Fund

Composition as of June 30, 2020:
Financials	21.9%
Consumer Discretionary	10.3
Information Technology	7.7
Investment Companies	6.7
Communication Services	5.7
Energy	5.3
Industrials	4.9
Materials	3.7
Utilities	1.6
Warrants	1.5
Rights	0.9
Consumer Staples	0.6
Health Care	0.6
Government Securities	(0.2)
Other Short Term Investments	28.8
Net Long (Short) Investments	100.0%

JNL/WMC Balanced Fund

Composition as of June 30, 2020:
Information Technology	16.9%
Financials	12.3
Health Care	11.6
Communication Services	8.3
U.S. Government Agency MBS	7.7
Government Securities	7.7
Consumer Staples	5.7
Consumer Discretionary	5.6
Industrials	5.2
Utilities	4.3
Non-U.S. Government Agency ABS	3.2
Energy	3.0
Real Estate	1.9
Materials	0.7
Other Short Term Investments	4.6
Securities Lending Collateral	1.3
Net Long (Short) Investments	100.0%

JNL/WMC Government Money Market Fund

Composition as of June 30, 2020:
Government Securities	27.8%
Other Short Term Investments	72.2
Total Investments	100.0%

JNL/WMC Value Fund

Composition as of June 30, 2020:
Financials	19.5%
Health Care	18.2
Information Technology	13.8
Industrials	12.2
Consumer Discretionary	9.2
Utilities	7.0
Real Estate	4.5

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2020

Materials	4.3
Consumer Staples	3.8
Communication Services	3.6
Energy	1.6
Other Short Term Investments	1.2
Securities Lending Collateral	1.1
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund *
COMMON STOCKS 42.7%
Financials 9.3%
China Construction Bank Corporation - Class H	1,926	1,563
Citigroup Inc. (a)	40	2,028
E*TRADE Financial Corp.	143	7,136
Industrial and Commercial Bank of China Limited - Class H	1,148	697
Legg Mason, Inc.	98	4,890
Public Joint Stock Society "Sberbank of Russia" - ADR (b)	71	810
SEI Investments Co. (a)	60	3,283
TD Ameritrade Holding Corporation	179	6,503
Visa Inc. - Class A (a)	68	13,075
Wells Fargo & Company	54	1,393
Willis Towers Watson Public Limited Company	48	9,544
Other Securities		44,455
		95,377
Consumer Discretionary 8.2%
Alibaba Group Holding Limited - ADS (c)	88	18,990
Amazon.com, Inc. (a) (c)	9	23,707
Caesars Entertainment Corp. (c)	418	5,065
Delphi Technologies PLC (c)	279	3,969
Naspers Ltd. - Class N	14	2,569
Prosus N.V. (c)	11	1,065
Tiffany & Co.	72	8,830
Under Armour Inc. - Class A (a) (c)	386	3,758
Other Securities		16,181
		84,134
Information Technology 6.4%
Adyen B.V. (c)	5	6,981
LogMeIn, Inc.	57	4,848
Oracle Corporation (a)	263	14,535
Salesforce.Com, Inc. (a) (c)	53	9,849
Samsung Electronics Co. Ltd.	24	1,074
Other Securities		28,702
		65,989
Communication Services 5.3%
Alphabet Inc. - Class A (a) (c)	8	11,201
Alphabet Inc. - Class C (a) (c)	7	8,989
Charter Communications, Inc. - Class A (c)	5	2,441
Comcast Corporation - Class A	83	3,245
Facebook, Inc. - Class A (c)	78	17,718
Other Securities		10,819
		54,413
Health Care 5.0%
Cerner Corp. (a)	122	8,378
Novartis AG - ADR	84	7,297
Regeneron Pharmaceuticals, Inc. (a) (c)	26	16,131
Wright Medical Group N.V. (c)	308	9,140
Other Securities		10,348
		51,294
Industrials 3.1%
Expeditors International of Washington Inc. (a)	93	7,099
The Boeing Company (a)	64	11,652
Other Securities		12,795
		31,546
Consumer Staples 2.5%
American Beverage Co Ambev - ADR (a)	2,707	7,148
Monster Beverage 1990 Corporation (a) (c)	123	8,503
Other Securities		10,275
		25,926
Materials 1.1%
Other Securities		11,664
Energy 0.7%
Other Securities		7,196
Real Estate 0.6%
Taubman Centers Inc.	101	3,827
Other Securities		2,594
		6,421
Utilities 0.5%
El Paso Electric Company	55	3,665
Other Securities		1,845
		5,510
Total Common Stocks (cost $397,068)		439,470
CORPORATE BONDS AND NOTES 24.9%
Information Technology 5.1%
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (d)	1,127	1,220
Other Securities		51,012
		52,232
Health Care 4.7%
Wright Medical Group N.V.
2.25%, 11/15/21 (a) (e)	1,467	2,074
Other Securities		45,969
		48,043
Financials 4.0%
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (f)	1,090	1,088
8.13%, 07/15/39	101	175
The PRA Group, Inc.
3.00%, 08/01/20 (a) (e)	2,204	2,190
3.50%, 06/01/23 (a) (e)	2,134	2,197
Wachovia Capital Trust III
5.57%, (3M USD LIBOR + 0.93%), (callable at 100 beginning 08/13/20) (f) (g)	1,315	1,305
Wells Fargo & Company
5.88%, (callable at 100 beginning 06/15/25) (f)	101	105
4.48%, 04/04/31	40	48
4.65%, 11/04/44	120	149
4.40%, 06/14/46	180	218
4.75%, 12/07/46	50	64
5.01%, 04/04/51	760	1,047
Other Securities		32,785
		41,371
Consumer Discretionary 3.7%
Amazon.com, Inc.
4.95%, 12/05/44	40	57
4.05%, 08/22/47	610	795
4.25%, 08/22/57	570	761
2.70%, 06/03/60	2,090	2,132
Carnival Corporation
5.75%, 04/01/23 (a) (d) (e)	3,529	5,752
11.50%, 04/01/23 (d)	327	354
Under Armour, Inc.
1.50%, 06/01/24 (a) (d) (e)	1,276	1,448
Wayfair Inc.
0.38%, 09/01/22 (a) (e)	1,138	2,164
1.13%, 11/01/24 (a) (e)	617	1,104
Other Securities		24,025
		38,592
Communication Services 2.1%
CCO Holdings, LLC
5.38%, 05/01/25 (d)	70	72
5.75%, 02/15/26 (d)	10	10
5.13%, 05/01/27 (d)	50	52
4.50%, 08/15/30 (d)	10	10
4.50%, 05/01/32 (d)	30	30
Charter Communications Operating, LLC
4.20%, 03/15/28	70	78
5.05%, 03/30/29	110	130
5.38%, 04/01/38	90	110
4.80%, 03/01/50	10	11
6.83%, 10/23/55	230	309
Comcast Corporation
3.40%, 04/01/30	40	46
3.75%, 04/01/40	10	12
4.70%, 10/15/48	20	27
3.45%, 02/01/50	40	45
Liberty Media Corporation
4.00%, 11/15/29 (a) (e)	1,842	1,241
3.75%, 02/15/30 (a) (e)	643	435

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
2.25%, 12/01/48 (a) (d) (e)	2,278	2,315
2.75%, 12/01/49 (a) (d) (e)	2,550	2,386
Prosus N.V.
4.85%, 07/06/27 (d)	350	391
Other Securities		13,738
		21,448
Industrials 1.7%
The Boeing Company
4.88%, 05/01/25 (h)	300	328
2.70%, 02/01/27	70	68
5.15%, 05/01/30 (h)	160	178
3.25%, 02/01/35	190	173
3.55%, 03/01/38	20	18
5.71%, 05/01/40 (h)	140	158
3.75%, 02/01/50	10	9
5.81%, 05/01/50 (h)	310	366
5.93%, 05/01/60 (h)	140	165
Other Securities		15,867
		17,330
Energy 1.1%
Petroleos Mexicanos
6.38%, 01/23/45	320	239
Other Securities		11,504
		11,743
Consumer Staples 0.9%
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	110	126
5.55%, 01/23/49	280	375
4.50%, 06/01/50	170	202
5.80%, 01/23/59	40	56
Other Securities		8,496
		9,255
Materials 0.7%
Other Securities		7,632
Real Estate 0.6%
Other Securities		6,261
Utilities 0.3%
Other Securities		2,685
Total Corporate Bonds And Notes (cost $250,107)		256,592
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.0%
Cascade MH Asset Trust
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	4,017
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (g)	291	180
Series 2018-F-TBR, 3.83%, (1M USD LIBOR + 3.65%), 12/15/36 (g)	524	408
Series 2018-D-C6, REMIC, 5.24%, 11/10/51 (g)	350	299
Citigtoup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 0.24%, (1M USD LIBOR + 0.06%), 08/25/45 (g)	3,420	2,617
Legacy Mortgage Asset Trust
Series 2018-A1-GS3, REMIC, 4.00%, 07/25/20 (i)	2,613	2,531
Series 2018-A-SL1, REMIC, 4.00%, 08/25/20 (g)	1,355	1,331
Series 2018-M-SL1, REMIC, 4.50%, 08/25/20 (g)	845	775
Series 2019-A2-GS3, REMIC, 4.25%, 04/25/21 (i)	4,700	4,428
Series 2019-A2-GS7, REMIC, 4.50%, 10/25/21 (i)	4,100	3,810
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-5A1-AR1, REMIC, 0.72%, (1M USD LIBOR + 0.54%), 02/25/36 (g) (i)	8,332	2,343
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (i)	3,644	1,697
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (g) (j)	100	930
Series 2018-R1-A, 0.00%, 02/25/42 (d) (g) (j)	21	1,129
Series 2018-R2-A, 0.00%, 02/25/42 (g) (j)	6	334
Series 2019-R1-B, 0.00%, 08/17/48 (g) (j)	43	1,381
Other Securities		84,401
Total Non-U.S. Government Agency Asset-Backed Securities (cost $128,359)		112,611
GOVERNMENT AND AGENCY OBLIGATIONS 9.6%
Sovereign 4.0%
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/23/34, MXN	3,040	150
7.75%, 11/13/42, MXN	87,610	4,163
8.00%, 11/07/47, MXN	75,340	3,673
Ministry of Finance of the Russian Federation
7.75%, 09/16/26, RUB	20,050	317
7.95%, 10/07/26, RUB	20,060	321
8.15%, 02/03/27, RUB	152,933	2,476
7.05%, 01/19/28, RUB	124,715	1,912
6.90%, 05/23/29, RUB	43,000	653
7.65%, 04/10/30, RUB	26,080	416
7.70%, 03/23/33, RUB	64,530	1,037
7.25%, 05/10/34, RUB	91,690	1,429
7.70%, 03/16/39, RUB	199,496	3,280
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	73
3.31%, 11/30/25, CNY	2,000	293
3.48%, 06/29/27, CNH	4,000	588
4.29%, 05/22/29, CNH	1,000	157
The Republic of Indonesia, The Government of
7.00%, 05/15/22, IDR	1,675,000	120
8.38%, 09/15/26, IDR	329,000	25
7.00%, 05/15/27, IDR	32,406,000	2,276
9.00%, 03/15/29, IDR	10,524,000	817
8.25%, 05/15/29, IDR	31,137,000	2,327
7.00%, 09/15/30, IDR	21,469,000	1,479
8.38%, 03/15/34, IDR	26,627,000	1,963
8.25%, 05/15/36, IDR	1,729,000	126
8.38%, 04/15/39, IDR	247,000	18
7.38%, 05/15/48, IDR	433,000	29
Other Securities		10,613
		40,731
Collateralized Mortgage Obligations 3.2%
Federal Home Loan Mortgage Corporation
Series 2017-B1-DNA2, REMIC, 5.33%, (1M USD LIBOR + 5.15%), 10/25/29 (g)	680	704
Series SW-4170, REMIC, 3.87%, (4.05% - (1M USD LIBOR * 1)), 01/15/33 (g)	2,273	2,335
Interest Only, Series SG-3972, REMIC, 5.72%, (5.90% - (1M USD LIBOR * 1)), 12/15/41 (g)	8,258	1,313
Series MS-4096, REMIC, 2.47%, (2.57% - (1M USD LIBOR * 0.57)), 08/15/42 (g)	1,229	1,159
Interest Only, Series S7-286, 5.92%, (6.10% - (1M USD LIBOR * 1)), 10/15/42 (g)	6,035	1,114
Series SJ-4141, REMIC, 4.54%, (4.80% - (1M USD LIBOR * 1.5)), 12/15/42 (g)	1,246	1,264
Series ST-4666, REMIC, 6.70%, (7.00% - (1M USD LIBOR * 1.75)), 12/15/42 (g)	1,613	1,729
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 5.18%, (1M USD LIBOR + 5.00%), 07/25/25 (g)	71	72
Series 2017-1M2-C07, REMIC, 2.58%, (1M USD LIBOR + 2.40%), 05/28/30 (g)	340	336
Series 2018-1B1-C06, REMIC, 3.93%, (1M USD LIBOR + 3.75%), 03/25/31 (g)	340	325
Series 2020-1M2-R01, REMIC, 2.23%, (1M USD LIBOR + 2.05%), 01/25/40 (g)	400	379
Series 2012-GS-125, REMIC, 2.53%, (2.63% - (1M USD LIBOR * 0.57)), 11/25/42 (g)	3,290	3,234
Series 2012-US-137, REMIC, 5.19%, (5.40% - (1M USD LIBOR * 1.2)), 12/25/42 (g)	4,332	4,445
Series 2013-CS-15, REMIC, 5.25%, (5.46% - (1M USD LIBOR * 1.2)), 03/25/43 (g)	404	409
Series 2013-NS-26, REMIC, 5.19%, (5.40% - (1M USD LIBOR * 1.2)), 04/25/43 (g)	1,428	1,550
Series 2013-CS-59, REMIC, 3.83%, (4.00% - (1M USD LIBOR * 1)), 06/25/43 (g)	3,153	3,148
Series 2015-HZ-23, 3.00%, 04/25/45	293	318

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Interest Only, Series 2018-SA-54, REMIC, 6.07%, (6.25% - (1M USD LIBOR * 1)), 08/25/48 (g)	5,499	1,090
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 2.45%, 01/20/42 (g)	9,912	459
Series 2016-UZ-163, REMIC, 3.00%, 11/20/46	2,763	2,770
Interest Only, Series 2018-SD-91, REMIC, 6.01%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (g)	5,183	745
Interest Only, Series 2018-HS-97, REMIC, 6.01%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (g)	715	110
Interest Only, Series 2018-SA-111, 4.36%, (4.55% - (1M USD LIBOR * 1)), 08/20/48 (g)	9,562	1,007
Interest Only, Series 2018-SH-105, REMIC, 6.06%, (6.25% - (1M USD LIBOR * 1)), 08/20/48 (g)	4,730	709
Interest Only, Series 2018-SK-124, REMIC, 6.01%, (6.20% - (1M USD LIBOR * 1)), 09/20/48 (g)	5,086	847
Interest Only, Series 2018-SA-166, REMIC, 5.96%, (6.15% - (1M USD LIBOR * 1)), 12/20/48 (g)	8,781	1,177
Interest Only, Series 2019-SH-92, REMIC, 5.91%, (6.10% - (1M USD LIBOR * 1)), 07/20/49 (g)	6,216	779
		33,527
U.S. Treasury Bond 1.0%
Treasury, United States Department of
1.25%, 05/15/50	11,050	10,606
Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corporation
REMIC, 2.52%, (2.63% - (1M USD LIBOR * 0.57)), 10/15/42 (g)	772	721
REMIC, 3.43%, (1M USD LIBOR + 3.25%), 07/26/49 (g)	1,400	1,295
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,687
3.40%, 03/01/30	1,500	1,747
3.24%, 01/01/33	1,211	1,396
		6,846
U.S. Treasury Inflation Indexed Securities 0.3%
Treasury, United States Department of
1.00%, 02/15/49 (a) (k)	2,140	2,854
Municipal 0.2%
Other Securities		2,473
U.S. Treasury Note 0.2%
Treasury, United States Department of
0.50%, 04/30/27 (a)	790	791
0.50%, 06/30/27	1,000	1,000
		1,791
Treasury Inflation Indexed Securities 0.0%
Other Securities		405
Total Government And Agency Obligations (cost $93,606)		99,233
SENIOR FLOATING RATE INSTRUMENTS 1.7%
Information Technology 0.5%
Refinitiv US Holdings Inc.
2017 2nd Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 09/12/25 (g)	2,478	2,418
Other Securities		2,594
		5,012
Communication Services 0.4%
Charter Communications Operating, LLC
Delayed Draw Term Loan B2, 1.93%, (1M LIBOR + 1.75%), 04/30/25 (g)	142	136
Other Securities		3,765
		3,901
Financials 0.2%
Other Securities		1,941
Consumer Discretionary 0.1%
Caesars Resort Collection, LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/23/24 (g)	117	104
Other Securities		1,431
		1,535
Health Care 0.1%
Other Securities		1,495
Energy 0.1%
Other Securities		1,179
Consumer Staples 0.1%
Other Securities		1,096
Materials 0.1%
Other Securities		663
Industrials 0.1%
Other Securities		543
Total Senior Floating Rate Instruments (cost $19,513)		17,365
OTHER EQUITY INTERESTS 1.2%
Consumer Discretionary 1.2%
Altaba Inc. (c) (l) (m)	575	12,226
Total Other Equity Interests (cost $7,731)		12,226
PREFERRED STOCKS 0.7%
Information Technology 0.4%
Samsung Electronics Co. Ltd.	95	3,655
Financials 0.1%
Other Securities		973
Utilities 0.1%
Other Securities		948
Consumer Discretionary 0.1%
Other Securities		870
Industrials 0.0%
Other Securities		381
Real Estate 0.0%
Other Securities		143
Total Preferred Stocks (cost $6,518)		6,970
WARRANTS 0.2%
Other Securities		1,526
Total Warrants (cost $804)		1,526
RIGHTS 0.0%
Other Securities		377
Total Rights (cost $100)		377
SHORT TERM INVESTMENTS 21.2%
Investment Companies 19.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (n) (o)	200,109	200,109
U.S. Treasury Bill 1.7%
Treasury, United States Department of
0.16%, 09/15/20 (p)	18,000	17,994
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (n) (o)	346	346
Total Short Term Investments (cost $218,449)		218,449
Total Investments 113.2% (cost $1,122,255)		1,164,819
Total Securities Sold Short (19.1)% (proceeds $165,357)		(196,834)
Total Purchased Options 0.0% (cost $546)		393
Other Derivative Instruments 0.0%		121
Other Assets and Liabilities, Net 5.9%		60,190
Total Net Assets 100.0%		1,028,689

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Non-income producing security.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $111,189 and 10.8% of the Fund.

(e) Convertible security.

(f) Perpetual security. Next contractual call date presented, if applicable.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(p) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (19.1%)
COMMON STOCKS (16.5%)
Consumer Discretionary (6.7%)
American Eagle Outfitters, Inc.	(157)	(1,715)
AutoZone, Inc.	(2)	(2,453)
Best Buy Co., Inc.	(133)	(11,608)
Bloomin' Brands, Inc.	(81)	(859)
Burlington Stores Inc.	(33)	(6,430)
Carnival Plc	(331)	(5,438)
Copa Holdings, S.A. - Class A	(19)	(982)
Farfetch Ltd - Class A	(59)	(1,013)
FTI Consulting Inc.	(6)	(688)
Marriott Vacations Worldwide Corporation	(4)	(322)
National Vision Holdings, Inc.	(29)	(889)
Norwegian Cruise Line Holdings Ltd.	(75)	(1,224)
Penn National Gaming Inc.	(58)	(1,768)
PetIQ, Inc. - Class A	(34)	(1,182)
RH	(45)	(10,952)
Royal Caribbean Cruises Ltd.	(12)	(578)
Six Flags Operations Inc.	(206)	(3,953)
The Home Depot, Inc.	(30)	(7,495)
Under Armour Inc. - Class C	(88)	(774)
Vail Resorts, Inc.	(22)	(4,043)
Wayfair Inc. - Class A	(16)	(3,069)
Winnebago Industries Inc.	(17)	(1,114)
		(68,549)
Information Technology (5.5%)
8x8, Inc.	(40)	(633)
Alteryx, Inc. - Class A	(6)	(919)
Apple Inc.	(29)	(10,754)
Avaya Holdings Corp.	(33)	(404)
Blackline, Inc.	(10)	(803)
Cloudflare, Inc.	(4)	(135)
Coupa Software Incorporated	(3)	(713)
CSG Systems International, Inc.	(6)	(232)
Envestnet, Inc.	(12)	(881)
Everbridge, Inc.	(8)	(1,157)
Five9 Inc.	(6)	(663)
Health Catalyst, Inc.	(22)	(629)
I3 Verticals, Inc. - Class A	(20)	(597)
II-VI Incorporated	(30)	(1,400)
Impinj, Inc.	(19)	(524)
Inseego Corp.	(6)	(70)
J2 Cloud Services, LLC	(3)	(183)
KBR, Inc.	(48)	(1,083)
Knowles Corporation	(40)	(607)
LivePerson, Inc.	(33)	(1,357)
Microchip Technology Incorporated	(7)	(768)
Micron Technology, Inc.	(153)	(7,859)
NetApp, Inc.	(112)	(4,990)
Nuance Communications, Inc.	(70)	(1,761)
Nutanix, Inc. - Class A	(8)	(200)
Okta, Inc. - Class A	(2)	(419)
OSI Systems Inc.	(6)	(431)
Pagerduty, Inc.	(9)	(265)
Palo Alto Networks, Inc.	(1)	(339)
Perficient, Inc.	(13)	(470)
Pluralsight, Inc. - Class A	(23)	(420)
PROS Holdings, Inc.	(8)	(359)
Pure Storage, Inc. - Class A	(20)	(351)
Rambus Inc.	(7)	(111)
Rapid7, Inc.	(24)	(1,214)
Sabre Corporation	(132)	(1,067)
SailPoint Technologies Holdings, Inc.	(30)	(805)
Seagate Technology Public Limited Company	(135)	(6,528)
Slack Technologies, Inc. - Class A	(28)	(877)
SMART Global Holdings, Inc.	(24)	(666)
Synaptics Incorporated	(10)	(584)
TTM Technologies, Inc.	(116)	(1,379)
Vishay Intertechnology Inc.	(13)	(197)
Western Digital Corporation	(1)	(40)
Workiva Inc. - Class A	(7)	(384)
Zscaler, Inc.	(3)	(312)
		(56,540)
Health Care (1.8%)
Aerie Pharmaceuticals, Inc.	(38)	(567)
Allscripts Healthcare Solutions, Inc.	(76)	(513)
Apellis Pharmaceuticals, Inc.	(21)	(687)
Aphria Inc.	(64)	(276)
Aurora Cannabis Inc.	—	(5)
Bridgebio Pharma, Inc.	(35)	(1,156)
Canopy Growth Corporation	(1)	(19)
Coherus Biosciences, Inc.	(70)	(1,244)
Collegium Pharmaceutical, Inc.	(23)	(398)
Conmed Corp.	(10)	(721)
Cryoport, Inc.	(18)	(541)
Cytokinetics, Incorporated	(30)	(696)
Envista Holdings Corporation	(52)	(1,091)
Evolent Health, Inc. - Class A	(3)	(24)
Flexion Therapeutics, Inc.	(32)	(426)
Glaukos Corp.	(1)	(20)
Gossamer Bio, Inc.	(22)	(285)
Halozyme Therapeutics, Inc.	(25)	(683)
Innoviva, Inc.	(48)	(674)
Insmed Inc.	(14)	(377)
Integra LifeSciences Holdings Corp.	(4)	(182)
Intercept Pharmaceuticals, Inc.	(5)	(253)
Ironwood Pharmaceuticals, Inc. - Class A	(94)	(975)
Karyopharm Therapeutics Inc.	(59)	(1,115)
Nevro Corp.	(5)	(603)
NuVasive Inc.	(17)	(953)
Pacira Biosciences, Inc.	(4)	(212)
Radius Health, Inc.	(11)	(150)
Repligen Corporation	(4)	(508)
Revance Therapeutics Inc.	(20)	(489)
Tabula Rasa HealthCare Inc.	(19)	(1,044)
Theravance Biopharma, Inc.	(14)	(298)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Varex Imaging Corporation	(19)	(287)
Wright Medical Group N.V.	(45)	(1,326)
Xeris Pharmaceuticals, Inc.	(30)	(81)
		(18,879)
Communication Services (0.6%)
Booking Holdings Inc.	—	(37)
Liberty Latin America Ltd. - Class C	(33)	(308)
Live Nation Entertainment, Inc.	(26)	(1,157)
Sirius XM Holdings Inc.	(171)	(1,001)
Snap Inc. - Class A	(69)	(1,619)
Softbank Corp.	(14)	(181)
Zillow Group, Inc. - Class C	(30)	(1,736)
		(6,039)
Industrials (0.6%)
Air Canada	(85)	(1,060)
Air Transport Services Group, Inc.	(38)	(848)
American Airlines Group Inc.	(61)	(794)
Atlas Air Worldwide Holdings, Inc.	(26)	(1,130)
Chart Industries, Inc.	(9)	(428)
Greenbrier Cos. Inc.	(7)	(156)
Kaman Corp.	(11)	(470)
Patrick Industries, Inc.	(10)	(588)
Team, Inc.	(28)	(154)
W. W. Grainger, Inc.	—	(37)
		(5,665)
Financials (0.4%)
Element Fleet Management Corp.	(44)	(328)
Encore Capital Group, Inc.	(56)	(1,928)
EZCORP, Inc. - Class A	(61)	(384)
Grupo Financiero Inbursa, S.A.B. de C.V. - Class O	(553)	(384)
Morgan Stanley	(6)	(266)
The PRA Group, Inc.	(34)	(1,309)
		(4,599)
Real Estate (0.4%)
Arbor Realty Trust, Inc.	(13)	(120)
Colliers International Group Inc.	(11)	(640)
Innovative Industrial Properties, Inc.	(19)	(1,693)
PennyMac Mortgage Investment Trust	(22)	(386)
Redfin Corporation	(34)	(1,424)
Redwood Trust Inc.	(19)	(135)
Tricon Capital Group Inc.	(10)	(67)
		(4,465)
Materials (0.3%)
Antofagasta PLC	(51)	(595)
Endeavour Mining Corporation	(22)	(540)
First Majestic Silver Corp.	(87)	(862)
Pretium Resources Inc.	(30)	(251)
SSR Mining Inc.	(18)	(381)
		(2,629)
Consumer Staples (0.2%)
Herbalife Nutrition Ltd.	(27)	(1,209)
The Chefs' Warehouse, Inc.	(19)	(264)
Turning Point Brands, Inc.	(13)	(329)
		(1,802)
Energy (0.0%)
Helix Energy Solutions Group, Inc.	(5)	(18)
Pioneer Natural Resources Co.	(2)	(220)
SEACOR Holdings Inc.	(2)	(55)
SFL Corporation Ltd.	(18)	(171)
		(464)
Utilities (0.0%)
NextEra Energy, Inc.	(1)	(275)
Total Common Stocks (proceeds $139,377)		(169,906)
INVESTMENT COMPANIES (2.5%)
Financial Select Sector SPDR Fund	(51)	(1,185)
iShares 7-10 Year Treasury Bond Fund ETF	(29)	(3,562)
iShares MSCI Emerging Market UCITS ETF	(69)	(2,684)
iShares MSCI Emerging Markets ETF	(173)	(6,930)
iShares MSCI India Index Fund	(34)	(983)
iShares MSCI South Africa ETF	(15)	(521)
SPDR S&P 500 ETF	(29)	(9,002)
VanEck Vectors Russia ETF	(33)	(692)
Total Investment Companies (proceeds $24,605)		(25,559)
CORPORATE BONDS AND NOTES (0.1%)
Communication Services (0.1%)
Gray Television, Inc.
5.13%, 10/15/24 (a)	(178)	(179)
5.88%, 07/15/26	(116)	(116)
		(295)
Information Technology (0.0%)
Western Digital Corporation
4.75%, 02/15/26	(272)	(283)
Financials (0.0%)
Diamond Finance International Limited
7.13%, 06/15/24 (a)	(175)	(182)
Total Corporate Bonds And Notes (proceeds $753)		(760)
PREFERRED STOCKS (0.0%)
Consumer Discretionary (0.0%)
Volkswagen AG (b)	(4)	(609)
Total Preferred Stocks (proceeds $622)		(609)
Total Securities Sold Short (19.1%) (proceeds $165,357)		(196,834)

(a) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $361 and 0.0%, respectively.

(b) Convertible security.

Summary of Investments by Country^	Total Long Term Investments
United States of America	70.7%
China	3.6
Netherlands	2.3
South Korea	2.1
United Kingdom	1.8
Brazil	1.7
Canada	1.7
Switzerland	1.7
Mexico	1.7
Russian Federation	1.4
Cayman Islands	1.4
Taiwan	1.2
Indonesia	1.2
India	0.8
Panama	0.8
South Africa	0.8
Italy	0.6
Macau	0.4
Denmark	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Summary of Investments by Country^	Total Long Term Investments
Japan	0.3
Belgium	0.3
Colombia	0.2
Germany	0.2
Chile	0.2
Hong Kong	0.2
Puerto Rico	0.2
France	0.2
Norway	0.2
Liberia	0.2
Malaysia	0.2
Singapore	0.2
Argentina	0.1
United Arab Emirates	0.1
Spain	0.1
Peru	0.1
Turkey	0.1
Monaco	0.1
Australia	0.1
Poland	0.1
Luxembourg	0.1
Dominican Republic	0.1
Ireland	0.1
Hungary	0.1
Philippines	—
Greece	—
Egypt	—
Ghana	—
Kuwait	—
Israel	—
Jersey	—
Cote D'Ivoire	—
Mauritius	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aeropuertos Dominicanos Siglo XXI, 6.75%, 03/30/29	06/10/19	209	180	—
AES Gener S.A., 7.13%, 03/26/79	06/05/19	208	207	—
Agile Group Holdings Limited, 7.75%, callable at 100 beginning 05/25/25	01/27/20	206	193	—
AI Candelaria (Spain) SL., 7.50%, 12/15/28	04/23/20	234	252	0.1
Ajecorp B.V., 6.50%, 05/14/22	05/27/20	143	147	—
Andina Acquisition Corporation, 8.20%, 01/31/22	06/03/20	190	194	—
Banco Bilbao Vizcaya Argentaria, S.A., 8.88%, callable at 100 beginning 04/14/21	03/22/17	219	232	0.1
Banco BTG Pactual S.A., 7.75%, 02/15/29	06/04/19	204	202	—
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	05/31/19	181	175	—
Banco GNB Sudameris S.A., 6.50%, 04/03/27	06/15/20	188	195	—
Banco Macro S.A., 6.75%, 11/04/26	06/03/19	163	161	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	05/30/19	207	191	—
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	03/13/18	651	536	0.1
BNP Paribas, 6.13%, callable at 100 beginning 06/17/22	03/22/17	287	299	0.1
Braskem Netherlands Finance B.V., 5.88%, 01/31/50	05/06/20	158	175	—
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	05/30/19	200	198	—
C10 Capital (SPV) Limited, 5.02%, callable at 100 beginning 09/30/20	06/27/19	199	201	—
Capex SA, 6.88%, 05/15/24	02/10/20	91	74	—
Central China Real Estate Limited, 7.25%, 07/16/24	05/11/20	190	193	—
CIFI Holdings (Group) Co. Ltd., 5.38%, callable at 100 beginning 08/24/22	04/22/20	177	196	—
Cometa Energia SA de CV, 6.38%, 04/24/35	06/05/19	192	198	—
Commonwealth of Australia, 3.00%, 03/21/47	06/08/17	649	731	0.1
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	03/06/18	525	462	0.1
Credit Agricole SA, 6.50%, callable at 100 beginning 06/23/21	05/23/17	285	286	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	06/07/19	199	170	—
CSN Islands XII Corp, 7.00%, callable at 100 beginning 09/23/20	05/30/19	178	148	—
Danske Bank A/S, 5.88%, callable at 100 beginning 04/06/22	03/22/17	510	520	0.1
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	04/14/20	173	201	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	06/16/20	205	206	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL Multi-Manager Alternative Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Geopark Limited, 6.50%, 09/21/24	06/05/19	200	183	—
Gilex Holding SARL, 8.50%, 05/02/23	06/24/19	210	197	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/16/20	150	194	—
Indo Energy Finance B.V., 6.38%, 01/24/23	06/18/20	107	106	—
Intesa Sanpaolo S.p.A., 7.00%, callable at 100 beginning 01/19/21	05/17/17	561	558	0.1
JSL Europe SA, 7.75%, 07/26/24	05/30/19	198	197	—
Kosmos Energy Ltd., 7.13%, 04/04/26	06/03/20	174	179	—
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	10/18/19	202	184	—
Metinvest B.V., 7.75%, 10/17/29	05/07/20	139	188	—
NatWest Markets N.V., 5.75%, callable at 100 beginning 09/22/20	03/22/17	647	672	0.1
PERU LNG, 5.38%, 03/22/30	04/16/20	115	157	—
PT. Bayan Resources, Tbk, 6.13%, 01/24/23	06/15/20	172	187	—
RKP Overseas Finance 2016 (A) Limited, 7.95%, callable at 100 beginning 02/17/22	12/06/19	192	182	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	02/14/20	2,734	2,636	0.3
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	05/30/19	179	189	—
TV Azteca S.A.B. de C.V., 8.25%, 08/09/24	03/05/20	182	90	—
UBS Group Funding (Switzerland) AG, 5.75%, callable at 100 beginning 02/19/22	03/28/17	222	230	—
UBS Group Funding (Switzerland) AG, 7.00%, callable at 100 beginning 02/19/25	04/28/15	205	220	—
UniCredit S.p.A., 6.63%, callable at 100 beginning 06/03/23	07/14/17	1,028	977	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/04/19	181	134	—
UPL Corporation Limited, 5.25%, callable at 100 beginning 02/27/25	04/14/20	134	183	—
Valencia Bidco LLC	12/20/16	337	282	0.1
Walnut Bidco PLC, 9.13%, 08/01/24	02/25/20	207	202	—
Yuzhou Properties Company Limited, 8.30%, 05/27/25	02/06/20	205	198	—
		15,902	15,648	1.5

JNL Multi-Manager Alternative Fund - Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Intelsat Jackson Holdings S.A. - 2018 Term Loan B	12	-
	12	-

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	113	December 2020		27,853	1	315
AUD/USD Spot Rate	53	September 2020		3,677	20	(20)
CAD/USD Spot Rate	23	September 2020		1,707	13	(14)
EUR/USD Spot Rate	6	September 2020		852	—	(8)
Euro OAT	42	September 2020	EUR	6,920	(3)	136
Italy Government BTP Bond	7	September 2020	EUR	982	4	28
JPY/USD Spot Rate	56	September 2020		6,512	(16)	(23)
Long Gilt	9	September 2020	GBP	1,236	(2)	4
MXN/USD Spot Rate	109	September 2020		2,401	11	(53)
RUB/USD Spot Rate	136	September 2020		4,898	(73)	(165)
United States 2 Year Note	336	October 2020		74,168	5	30
United States 5 Year Note	1,163	October 2020		145,811	(36)	427
United States Long Bond	572	September 2020		101,542	(248)	596
United States Ultra Bond	22	September 2020		4,756	(14)	43
					(338)	1,296
Short Contracts
90 Day Eurodollar	(15)	March 2021		(3,737)	—	(6)
90 Day Eurodollar	(373)	June 2021		(92,005)	(5)	(1,077)
Euro Bund	(305)	September 2020	EUR	(53,497)	48	(385)
Euro Buxl 30 Year Bond	(6)	September 2020	EUR	(1,286)	5	(38)
GBP/USD Spot Rate	(37)	September 2020		(2,950)	(25)	83
Italy Short Term Government BTP Bond	(11)	September 2020	EUR	(1,230)	(1)	(1)
United States 10 Year Note	(913)	September 2020		(126,578)	140	(486)
					162	(1,910)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.10	(S)	04/30/26		31,875	14	(3,181)
3M LIBOR (Q)	Receiving	1.74	(S)	05/23/26		9,085	4	(737)
3M LIBOR (Q)	Receiving	1.74	(S)	05/27/26		5,500	2	(437)
3M LIBOR (Q)	Receiving	1.30	(S)	06/30/26		32,053	15	(1,711)
3M LIBOR (Q)	Receiving	1.55	(S)	06/30/26		53,063	25	(3,859)
3M LIBOR (Q)	Receiving	1.52	(S)	07/31/26		16,684	7	(1,197)
3M LIBOR (Q)	Receiving	1.65	(S)	11/15/26		7,761	3	(634)
3M LIBOR (Q)	Receiving	0.75	(S)	02/15/27		6,787	3	(137)
3M LIBOR (Q)	Receiving	0.71	(S)	05/20/30		12,129	16	(92)
3M LIBOR (Q)	Receiving	0.69	(S)	06/24/30		13,430	19	(73)
3M LIBOR (Q)	Receiving	1.85	(S)	11/15/44		8,093	55	(1,745)
3M LIBOR (Q)	Receiving	0.90	(S)	03/17/50		520	4	(6)
3M LIBOR (Q)	Receiving	0.79	(S)	03/18/50		258	2	9
3M LIBOR (Q)	Receiving	0.82	(S)	03/19/50		265	2	8
3M LIBOR (Q)	Paying	0.60	(S)	03/23/22		23,739	3	150
3M LIBOR (Q)	Paying	0.38	(S)	08/31/24		33,182	—	143
3M LIBOR (Q)	Paying	0.70	(S)	03/23/25		13,830	(4)	267
3M LIBOR (Q)	Paying	0.77	(S)	03/24/27		9,350	(4)	138
6M GBP LIBOR (S)	Receiving	0.55	(S)	12/07/30	GBP	21,344	49	(747)
Federal Funds Effective Rate (A)	Receiving	0.26	(A)	05/15/27		8,816	9	9
Federal Funds Effective Rate (A)	Paying	0.10	(A)	11/30/24		7,209	(2)	11
							222	(13,821)

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.34.V6 (Q)	5.00	06/20/25	(7,703)	(50)	66	250
CDX.NA.IG.34 (Q)	1.00	06/20/25	(19,430)	229	31	217
				179	97	467

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Aug. 2020	419	EUR	183.50	07/24/20	—	(1)
Euro Bund Future, Aug. 2020	(6)	EUR	175.00	07/24/20	—	2
Euro Bund Future, Aug. 2020	(6)	EUR	172.50	07/24/20	—	5
Euro Bund Future, Aug. 2020	32	EUR	184.00	07/24/20	—	—
Euro Bund Future, Aug. 2020	(6)	EUR	175.50	07/24/20	—	1
Euro Bund Future, Aug. 2020	(10)	EUR	176.00	07/24/20	1	(2)
Euro Bund Future, Sep. 2020	(5)	EUR	175.00	08/21/20	—	—
Euro OAT Future, Aug. 2020	42	EUR	159.00	07/24/20	(1)	(1)
Italy Government BTP Bond Future, Aug. 2020	7	EUR	128.00	07/24/20	—	—
					—	4

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
CAD/USD Spot Rate Future, Sep. 2020	Call	75.00	07/02/20	20	—
CAD/USD Spot Rate Future, Sep. 2020	Call	74.00	07/02/20	5	—
CAD/USD Spot Rate Future, Sep. 2020	Call	74.50	07/02/20	10	—
CAD/USD Spot Rate Future, Sep. 2020	Call	75.00	08/07/20	6	—
CAD/USD Spot Rate Future, Sep. 2020	Call	74.00	08/07/20	3	1
EUR/USD Spot Rate Future, Sep. 2020	Call	1.14	08/07/20	8	5
EUR/USD Spot Rate Future, Sep. 2020	Put	1.13	07/02/20	6	4
United States 10 Year Note Future, Sep. 2020	Call	149.00	07/24/20	23	—
United States 10 Year Note Future, Sep. 2020	Call	137.50	07/24/20	5	9
United States 10 Year Note Future, Sep. 2020	Call	147.00	08/21/20	1,073	—
United States 10 Year Note Future, Sep. 2020	Put	139.00	07/24/20	42	17
United States 10 Year Note Future, Sep. 2020	Put	138.50	07/24/20	5	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
United States 10 Year Note Future, Sep. 2020	Put	137.00	07/24/20	5	—
United States 2 Year Note Future, Sep. 2020	Put	110.00	07/24/20	175	3
United States 2 Year Note Future, Sep. 2020	Put	108.88	07/24/20	161	—
United States 5 Year Note Future, Sep. 2020	Put	121.25	07/24/20	867	7
United States 5 Year Note Future, Sep. 2020	Put	120.50	07/24/20	382	2
United States Long Bond Future, Sep. 2020	Call	177.00	07/24/20	13	34
United States Long Bond Future, Sep. 2020	Call	172.00	07/24/20	5	33
United States Long Bond Future, Sep. 2020	Put	153.00	07/24/20	37	1
United States Long Bond Future, Sep. 2020	Put	179.00	07/24/20	5	9
United States Long Bond Future, Sep. 2020	Put	146.00	07/24/20	341	—
United States Long Bond Future, Sep. 2020	Put	151.00	07/24/20	113	2
United States Long Bond Future, Sep. 2020	Put	158.00	08/21/20	126	8
					136
Options on Securities
Atlas Air Worldwide Holdings, Inc.	Call	45.00	07/17/20	52	7
BorgWarner Inc.	Put	22.50	08/21/20	230	3
Cardtronics PLC	Call	30.00	07/17/20	35	1
Inseego Corp.	Put	7.50	09/18/20	39	2
Nuance Communications, Inc.	Call	28.00	08/21/20	102	8
Sabre Corporation	Call	10.00	07/17/20	86	1
					22

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Foreign Currency Options
USD/BRL Spot Rate	GSC	Put	BRL	5.35	07/30/20	1,130,000	26
USD/BRL Spot Rate	MSC	Put	BRL	5.47	08/07/20	1,180,000	44
USD/IDR Spot Rate	CGM	Put	IDR	15,085.00	08/10/20	1,180,000	44
USD/INR Spot Rate	BNP	Put	INR	75.65	08/11/20	1,220,000	8
USD/INR Spot Rate	GSC	Put	INR	73.00	09/02/20	2,120,000	1
USD/MXN Spot Rate	MSC	Put	MXN	24.17	07/09/20	1,180,000	61
USD/RUB Spot Rate	JPM	Put	RUB	74.31	07/07/20	1,180,000	51
							235
Interest Rate Swaptions
3M LIBOR, 08/03/50	MSC	Put		188.00	07/31/20	730,000	—

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
AUD/USD Spot Rate Future, Sep. 2020	Call	66.00	07/02/20	7	(21)
AUD/USD Spot Rate Future, Sep. 2020	Call	70.00	07/02/20	6	—
AUD/USD Spot Rate Future, Sep. 2020	Call	65.00	07/02/20	5	(20)
AUD/USD Spot Rate Future, Sep. 2020	Call	66.50	07/02/20	4	(10)
AUD/USD Spot Rate Future, Sep. 2020	Call	70.00	08/07/20	7	(7)
AUD/USD Spot Rate Future, Sep. 2020	Put	66.00	07/02/20	4	—
AUD/USD Spot Rate Future, Sep. 2020	Put	65.00	07/02/20	9	—
AUD/USD Spot Rate Future, Sep. 2020	Put	69.00	08/07/20	1	(1)
AUD/USD Spot Rate Future, Sep. 2020	Put	68.00	08/07/20	2	(2)
EUR/USD Spot Rate Future, Sep. 2020	Call	1.13	07/02/20	2	—
EUR/USD Spot Rate Future, Sep. 2020	Put	1.09	07/02/20	4	—
GBP/USD Spot Rate Future, Sep. 2020	Call	124.00	07/02/20	3	—
GBP/USD Spot Rate Future, Sep. 2020	Call	127.00	07/02/20	9	—
GBP/USD Spot Rate Future, Sep. 2020	Call	123.50	07/02/20	3	(1)
GBP/USD Spot Rate Future, Sep. 2020	Call	123.00	07/02/20	4	(2)
GBP/USD Spot Rate Future, Sep. 2020	Put	124.00	07/02/20	3	—
GBP/USD Spot Rate Future, Sep. 2020	Put	121.00	07/02/20	1	—
JPY/USD Spot Rate Future, Sep. 2020	Call	93.00	07/02/20	4	—
United States 10 Year Note 1st Week Future, Sep. 2020	Put	139.00	07/02/20	30	(6)
United States 10 Year Note Future, Sep. 2020	Call	139.00	07/24/20	50	(29)
United States 10 Year Note Future, Sep. 2020	Call	139.50	07/24/20	97	(34)
United States 10 Year Note Future, Sep. 2020	Call	138.50	07/24/20	15	(15)
United States 10 Year Note Future, Sep. 2020	Call	139.50	08/21/20	20	(12)
United States 10 Year Note Future, Sep. 2020	Put	138.00	07/24/20	49	(9)
United States 10 Year Note Future, Sep. 2020	Put	138.75	07/24/20	50	(16)
United States 5 Year Note Future, Sep. 2020	Call	125.50	07/24/20	24	(10)
United States 5 Year Note Future, Sep. 2020	Call	125.25	07/24/20	20	(13)
United States 5 Year Note Future, Sep. 2020	Put	124.50	07/24/20	21	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
United States Long Bond 1st Week Future, Sep. 2020	Put	179.00	07/02/20	28	(24)
United States Long Bond 1st Week Future, Sep. 2020	Put	178.00	07/02/20	8	(3)
United States Long Bond 1st Week Future, Sep. 2020	Put	178.50	07/02/20	13	(8)
United States Long Bond Future, Sep. 2020	Call	180.00	07/24/20	50	(50)
United States Long Bond Future, Sep. 2020	Call	181.00	07/24/20	33	(26)
United States Long Bond Future, Sep. 2020	Call	178.00	07/24/20	4	(8)
United States Long Bond Future, Sep. 2020	Call	179.00	07/24/20	35	(49)
United States Long Bond Future, Sep. 2020	Call	186.00	08/21/20	5	(3)
United States Long Bond Future, Sep. 2020	Call	180.00	08/21/20	7	(14)
United States Long Bond Future, Sep. 2020	Put	177.00	07/24/20	20	(20)
United States Long Bond Future, Sep. 2020	Put	178.00	07/24/20	12	(17)
United States Long Bond Future, Sep. 2020	Put	176.00	07/24/20	23	(15)
United States Long Bond Future, Sep. 2020	Put	175.00	07/24/20	68	(28)
United States Long Bond Future, Sep. 2020	Put	176.00	08/21/20	25	(35)
United States Long Bond Future, Sep. 2020	Put	175.00	08/21/20	6	(6)
					(514)
Options on Securities
Atlas Air Worldwide Holdings, Inc.	Put	35.00	07/17/20	52	(1)
Bitauto Holdings Limited	Call	17.50	07/17/20	20	—
BorgWarner Inc.	Call	27.50	08/21/20	230	(190)
Cardtronics PLC	Put	20.00	09/18/20	44	(7)
Fitbit, Inc.	Call	7.00	08/21/20	773	(10)
Fitbit, Inc.	Put	6.00	08/21/20	773	(21)
Nuance Communications, Inc.	Put	23.00	08/21/20	102	(8)
					(237)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions
CDX.NA.IG.34, 06/20/25	BNP	Call		75.00	07/16/20	5,100,000	(10)
CDX.NA.IG.34, 06/20/25	BNP	Call		65.00	08/20/20	2,500,000	(3)
							(13)
Foreign Currency Options
USD/BRL Spot Rate	MSC	Call	BRL	6.09	08/11/20	1,080,000	(9)
USD/BRL Spot Rate	GSC	Put	BRL	5.19	06/30/20	2,260,000	—
USD/BRL Spot Rate	GSC	Put	BRL	5.51	07/24/20	1,420,000	(52)
USD/BRL Spot Rate	MSC	Put	BRL	5.45	08/07/20	2,360,000	(83)
USD/IDR Spot Rate	CGM	Put	IDR	14,657.00	08/10/20	2,360,000	(37)
USD/IDR Spot Rate	GSC	Put	IDR	15,525.00	07/16/20	1,340,000	(90)
USD/IDR Spot Rate	JPM	Put	IDR	15,615.00	07/24/20	1,420,000	(102)
USD/INR Spot Rate	BNP	Call	INR	78.35	08/11/20	1,220,000	(2)
USD/INR Spot Rate	GSC	Call	INR	77.00	09/02/20	2,120,000	(12)
USD/INR Spot Rate	GSC	Put	INR	76.65	07/24/20	1,420,000	(21)
USD/INR Spot Rate	JPM	Put	INR	77.21	07/16/20	1,340,000	(29)
USD/MXN Spot Rate	GSC	Put	MXN	24.40	07/24/20	1,420,000	(89)
USD/MXN Spot Rate	MSC	Put	MXN	23.29	07/09/20	2,360,000	(48)
USD/RUB Spot Rate	GSC	Call	RUB	73.80	08/21/20	1,680,000	(19)
USD/RUB Spot Rate	JPM	Call	RUB	79.40	08/05/20	1,170,000	(2)
USD/RUB Spot Rate	GSC	Put	RUB	73.10	07/24/20	1,420,000	(43)
USD/RUB Spot Rate	JPM	Put	RUB	71.94	07/07/20	2,360,000	(32)
							(670)
Interest Rate Swaptions
3M LIBOR, 08/03/25	MSC	Put		155.00	07/31/20	4,060,000	—

JNL Multi-Manager Alternative Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	07/16/20	AUD	6,105	4,213	271
AUD/USD	JPM	07/16/20	AUD	2,440	1,684	123
BRL/USD	CIT	07/16/20	BRL	30,164	5,543	(193)
BRL/USD	CIT	07/16/20	BRL	5,376	988	49
BRL/USD	GSC	07/16/20	BRL	8,400	1,544	(41)
BRL/USD	JPM	07/16/20	BRL	13,503	2,481	(91)
BRL/USD	GSC	08/03/20	BRL	1,322	243	(5)
CAD/USD	BNP	07/16/20	CAD	2,225	1,639	32
CAD/USD	JPM	07/16/20	CAD	2,842	2,093	68
CAD/USD	MSC	07/16/20	CAD	129	95	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	BNP	10/16/20	CAD	1,390	1,024	8
CNH/USD	BNP	07/16/20	CNH	727	103	—
CNY/USD	JPM	07/16/20	CNY	29,995	4,237	(12)
EUR/USD	JPM	07/08/20	EUR	1,560	1,752	58
EUR/USD	BNP	07/16/20	EUR	1,230	1,382	(16)
EUR/USD	BNP	07/16/20	EUR	4,733	5,320	14
EUR/USD	CIT	07/16/20	EUR	300	337	(3)
EUR/USD	CIT	07/16/20	EUR	4,441	4,992	164
EUR/USD	JPM	07/16/20	EUR	2,663	2,993	98
EUR/USD	MSC	07/16/20	EUR	510	573	19
EUR/USD	JPM	03/17/21	EUR	533	603	21
GBP/USD	BNP	07/16/20	GBP	25	31	—
GBP/USD	CIT	07/16/20	GBP	5,811	7,201	(16)
GBP/USD	GSC	07/16/20	GBP	1,125	1,394	(34)
GBP/USD	JPM	07/16/20	GBP	4,053	5,023	44
IDR/USD	JPM	07/16/20	IDR	4,536,057	317	(1)
IDR/USD	GSC	07/20/20	IDR	8,640,320	604	68
IDR/USD	CIT	08/12/20	IDR	1,740,810	121	8
INR/USD	JPM	07/16/20	INR	162,361	2,147	74
JPY/USD	BNP	07/16/20	JPY	80,000	741	(6)
JPY/USD	CIT	07/16/20	JPY	588,912	5,455	(39)
JPY/USD	GSC	07/16/20	JPY	9,196	85	—
JPY/USD	JPM	07/16/20	JPY	157,518	1,459	(10)
KRW/USD	JPM	07/16/20	KRW	291,086	242	2
MXN/USD	CIT	07/16/20	MXN	1,500	65	(1)
MXN/USD	CIT	07/16/20	MXN	67,599	2,935	203
MXN/USD	GSC	07/16/20	MXN	56,609	2,459	(73)
MXN/USD	GSC	07/16/20	MXN	104,499	4,537	223
MXN/USD	MSC	07/16/20	MXN	8,002	347	19
NOK/USD	SSB	07/10/20	NOK	440	46	—
NOK/USD	GSC	07/16/20	NOK	30,315	3,150	265
NOK/USD	JPM	07/16/20	NOK	1,668	173	—
NZD/USD	JPM	09/03/20	NZD	211	135	—
RUB/USD	CIT	07/16/20	RUB	9,907	139	(4)
RUB/USD	GSC	07/16/20	RUB	58,911	826	(21)
RUB/USD	GSC	07/16/20	RUB	21,376	300	11
RUB/USD	MSC	07/16/20	RUB	99,089	1,390	97
SAR/USD	BNP	07/16/20	SAR	2,964	790	3
SAR/USD	MSC	10/15/20	SAR	2,964	789	(1)
SEK/USD	JPM	07/16/20	SEK	31,234	3,353	217
SEK/USD	JPM	10/16/20	SEK	26,461	2,844	—
TRY/USD	JPM	07/16/20	TRY	—	—	—
USD/AUD	CIT	07/16/20	AUD	(2,282)	(1,575)	(139)
USD/AUD	JPM	07/16/20	AUD	(6,146)	(4,241)	(236)
USD/AUD	JPM	07/16/20	AUD	(26)	(18)	—
USD/BRL	JPM	07/15/20	BRL	(6,979)	(1,282)	44
USD/BRL	GSC	07/16/20	BRL	(13,957)	(2,565)	86
USD/BRL	JPM	07/16/20	BRL	(3,772)	(693)	(19)
USD/BRL	MSC	07/16/20	BRL	(3,857)	(709)	(61)
USD/CAD	JPM	07/14/20	CAD	(2,802)	(2,063)	(54)
USD/CAD	JPM	07/14/20	CAD	(428)	(315)	2
USD/CAD	BNP	07/16/20	CAD	(1,390)	(1,024)	(8)
USD/CAD	JPM	07/16/20	CAD	(2,842)	(2,093)	(49)
USD/CAD	SSB	09/23/20	CAD	(2,970)	(2,188)	(2)
USD/CNH	BNP	07/16/20	CNH	(8,547)	(1,208)	(4)
USD/CNH	BNP	07/16/20	CNH	(151)	(21)	—
USD/DKK	MLP	07/08/20	DKK	(123)	(138)	(3)
USD/EUR	JPM	07/08/20	EUR	(1,020)	(1,146)	(26)
USD/EUR	JPM	07/08/20	EUR	(417)	(469)	—
USD/EUR	BNP	07/14/20	EUR	(262)	(295)	1
USD/EUR	BNP	07/16/20	EUR	(11,361)	(12,769)	(362)
USD/EUR	BNP	07/16/20	EUR	(220)	(248)	—
USD/EUR	CIT	07/16/20	EUR	(4,441)	(4,991)	(175)
USD/EUR	CIT	07/16/20	EUR	(410)	(461)	1
USD/EUR	GSC	07/16/20	EUR	(180)	(202)	(8)
USD/EUR	GSC	07/16/20	EUR	(90)	(101)	1
USD/EUR	JPM	07/16/20	EUR	(2,663)	(2,992)	(71)
USD/EUR	GSC	08/19/20	EUR	(141)	(158)	1
USD/EUR	JPM	08/19/20	EUR	(7,577)	(8,522)	54
USD/EUR	GSC	10/08/20	EUR	(373)	(421)	1
USD/EUR	BNP	10/16/20	EUR	(4,270)	(4,810)	(6)
USD/EUR	GSC	11/18/20	EUR	(2,454)	(2,767)	1
USD/EUR	GSC	03/17/21	EUR	(329)	(372)	(7)
USD/EUR	JPM	03/17/21	EUR	(3,776)	(4,265)	(69)
USD/EUR	JPM	03/17/21	EUR	(4,477)	(5,063)	27
USD/GBP	CIT	07/16/20	GBP	(480)	(594)	(7)
USD/GBP	CIT	07/16/20	GBP	(2,662)	(3,299)	12
USD/GBP	GSC	07/16/20	GBP	(76)	(94)	1
USD/GBP	JPM	07/16/20	GBP	(4,053)	(5,023)	42
USD/HKD	GSC	07/22/20	HKD	(1,625)	(210)	—
USD/HKD	JPM	07/22/20	HKD	(408)	(53)	—
USD/HKD	JPM	11/04/20	HKD	(750)	(97)	—
USD/IDR	BOA	07/16/20	IDR	(2,492,003)	(174)	2
USD/IDR	CIT	07/16/20	IDR	(85,549,513)	(5,979)	(803)
USD/IDR	JPM	07/16/20	IDR	(5,657,855)	(395)	(33)
USD/IDR	JPM	07/20/20	IDR	(9,008,150)	(629)	(71)
USD/INR	JPM	07/16/20	INR	(33,735)	(446)	(5)
USD/INR	BNP	08/13/20	INR	(62,088)	(819)	(12)
USD/JPY	CIT	07/16/20	JPY	(820,037)	(7,596)	68
USD/JPY	GSC	07/16/20	JPY	(84,177)	(780)	(5)
USD/JPY	JPM	07/16/20	JPY	(157,518)	(1,459)	19
USD/JPY	JPM	08/13/20	JPY	(234,906)	(2,177)	24
USD/JPY	JPM	09/24/20	JPY	(97,932)	(908)	10
USD/KRW	JPM	07/16/20	KRW	(1,746,424)	(1,452)	(22)
USD/MXN	CIT	07/16/20	MXN	(34,734)	(1,508)	(96)
USD/MXN	GSC	07/16/20	MXN	(101,520)	(4,408)	(284)
USD/MXN	GSC	07/16/20	MXN	(32,568)	(1,414)	60
USD/MXN	JPM	07/16/20	MXN	(1,089)	(47)	(2)
USD/MXN	MSC	07/16/20	MXN	(34,164)	(1,483)	(17)
USD/NOK	JPM	07/16/20	NOK	(3,974)	(413)	(29)
USD/NOK	JPM	07/16/20	NOK	(14,476)	(1,504)	6
USD/NZD	JPM	09/03/20	NZD	(417)	(269)	(5)
USD/RUB	CIT	07/16/20	RUB	(60,178)	(844)	(52)
USD/RUB	GSC	07/16/20	RUB	(431,680)	(6,056)	(430)
USD/RUB	JPM	07/16/20	RUB	(395,496)	(5,548)	(257)
USD/RUB	JPM	07/16/20	RUB	(47,674)	(669)	23
USD/SAR	MSC	07/16/20	SAR	(2,964)	(790)	1
USD/SAR	GSC	09/24/20	SAR	(7,340)	(1,956)	(4)
USD/SAR	MSC	09/24/20	SAR	(10,810)	(2,879)	(5)
USD/SEK	JPM	07/16/20	SEK	(4,773)	(512)	(29)
USD/SEK	JPM	07/16/20	SEK	(26,461)	(2,841)	—
USD/TRY	BNP	07/16/20	TRY	—	—	—
USD/ZAR	CIT	07/16/20	ZAR	(18,541)	(1,067)	(47)
USD/ZAR	CIT	10/16/20	ZAR	(17,594)	(1,003)	(1)
ZAR/USD	CIT	07/16/20	ZAR	946	54	(1)
ZAR/USD	CIT	07/16/20	ZAR	17,594	1,012	1
					(43,577)	(1,432)

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	192,000	(2)	152
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	320,000	2	249
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	373,400	—	292
								—	693

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Agricultural Bank of China Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	1,304,000	HKD	4,082	(2)
AIA Group Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	41,104	HKD	2,906	13
Air China Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(548,000)	HKD	(2,744)	25
Airports of Thailand Public Company Limited (E)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(236,300)		(481)	18
Aliansce Sonae Shopping Centers SA (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(84,900)		(471)	27
Alibaba Group Holding Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	37,400	HKD	7,978	(18)
Alibaba Group Holding Limited (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	35,036		7,800	(244)
Alinma Bank (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(85,023)		(340)	10
Amorepacific Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(6,576)		(913)	(3)
Arab National Bank (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(130,160)		(724)	64
Banco Santander (Brasil) S.A. (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(63,500)		(371)	38
Banque Saudi Fransi (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(110,197)		(886)	46
Becle, S.A. de C.V. (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(482,700)		(873)	(61)
Bumrungrad Hospital Public Company Limited (E)	MSC	Federal Funds Effective Rate -4.00% (M)	TBD	(152,100)		(575)	2
Cathay Pacific Airways Limited (E)	GSC	1M HIBOR -2.00% (M)	TBD	(313,000)	HKD	(2,535)	22
Celltrion Healthcare Co. Ltd. (E)	GSC	Federal Funds Effective Rate -1.61% (M)	TBD	(18,797)		(1,697)	3
Celltrion Inc. (E)	MBL	Federal Funds Effective Rate -3.25% (M)	TBD	(6,316)		(1,536)	(72)
Champion Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	543,000	HKD	2,222	(4)
Cheng Shin Rubber Ind. Co., Ltd. (E)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(796,000)		(918)	7
China Airlines, Ltd. (E)	GSC	Federal Funds Effective Rate -3.00% (M)	TBD	(2,852,000)		(816)	23
China Construction Bank Corporation (E)	GSC	1M HIBOR +0.50% (M)	TBD	140,000	HKD	871	1
China International Capital Corporation (Hong Kong) Limited (E)	GSC	1M HIBOR -1.25% (M)	TBD	(328,800)	HKD	(4,603)	(52)
China Life Insurance Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(281,000)	HKD	(4,483)	13
China Merchants Bank Co., Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	67,500	HKD	2,474	(9)
China Overseas Land & Investment Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	65,500	HKD	1,621	(6)
China Resources Beer (Holdings) Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(72,000)	HKD	(3,046)	(8)
China Shenhua Energy Company Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	132,000	HKD	1,649	17
China Southern Airlines Co., Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(1,774,000)	HKD	(6,523)	56
China Taiping Insurance Holdings Co. Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(372,000)	HKD	(4,566)	(7)
China Vanke Co., Ltd. (E)	HSB	1M HIBOR +0.35% (M)	TBD	58,500	HKD	1,454	(3)
Cielo S.A. (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(890,700)		(788)	19
DBS Group Holdings Ltd (E)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	78,000	SGD	1,690	(49)
Dentium Co., Ltd. (E)	GSC	Federal Funds Effective Rate -7.50% (M)	TBD	(25,696)		(849)	45
Eclat Textile Corporation Ltd. (E)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(81,000)		(929)	(11)
EDENRED (E)	GSC	1W Euribor -0.40% (M)	TBD	(17,834)	EUR	(703)	10
ENN energy Holdings Limited (E)	HSB	1M HIBOR +0.35% (M)	TBD	42,500	HKD	3,982	(36)
Erste Group Bank AG (E)	GSC	1W Euribor +0.40% (M)	TBD	16,223	EUR	375	(40)
Formosa Petrochemical Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(292,000)		(894)	(10)
Fortune Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	654,000	HKD	4,454	13
Fullshare Holdings Limited (E)	GSC	1M HIBOR -14.25% (M)	TBD	(5,500,000)	HKD	(737)	(5)
Galaxy Entertainment Group Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(65,000)	HKD	(3,469)	5
Gazit Globe Ltd (E)	GSC	3M Tel Aviv Interbank Offered Rate +0.70% (M)	TBD	72,672	ILS	1,439	(73)
Genting Malaysia Berhad (E)	MBL	Federal Funds Effective Rate -1.50% (M)	TBD	(752,800)		(458)	5
Genting Singapore Limited (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(1,204,700)	SGD	(922)	(14)
Glencore PLC (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	164,978	GBP	284	(2)
Golden Agri-Resources Ltd. (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(6,301,300)	SGD	(958)	18
Grand Korea Leisure Co.Ltd (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(61,753)		(726)	67
Grupo Televisa S.A.B. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(57,183)		(347)	47
Hana Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	47,045		1,124	(53)
Hang Lung Properties Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	248,000	HKD	4,413	18
Hang Seng Bank, Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(48,900)	HKD	(6,402)	5
Hapvida Participacoes E Investimentos Ltda (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(22,700)		(264)	1
Hellenic Telecommunications Organization S.A. (E)	GSC	1W Euribor +2.50% (M)	TBD	34,080	EUR	432	(26)
HSBC Holdings PLC (E)	GSC	1M HIBOR -0.50% (M)	TBD	(184,400)	HKD	(6,894)	28
Industrial and Commercial Bank of China Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	966,000	HKD	4,946	(17)
Jerónimo Martins, SGPS, S.A. (E)	GSC	1W Euribor +0.40% (M)	TBD	24,158	EUR	372	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Korea Electric Power Corp (E)	MSC	Federal Funds Effective Rate -1.00% (M)	TBD	(34,413)		(594)	37
Kumho Petrochemical Co., Ltd. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	6,237		398	(12)
Longfor Group Holdings Limited (E)	HSB	1M HIBOR +0.35% (M)	TBD	50,500	HKD	1,846	8
Lotte Shopping Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(11,748)		(818)	41
MGM China Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	611,200	HKD	6,268	(14)
Mirae Asset Daewoo Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(171,236)		(953)	4
Momo Inc. (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	18,164		340	(23)
MTR Corporation Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(67,000)	HKD	(2,683)	(19)
Multiplan Empreendimentos ImobiliÁrios S/A (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(111,900)		(461)	36
NagaCorp Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(404,000)	HKD	(4,027)	52
Naspers (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	18,889		655	37
Netdragon Websoft Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	130,500	HKD	2,696	23
NetEase, Inc. (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	4,075		1,682	68
New China Life Insurance Company Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(172,500)	HKD	(4,466)	(1)
Notre Dame Intermedica Participacoes S.A. (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(22,300)		(270)	(11)
Paradise Co., Ltd. (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(67,142)		(768)	22
PICC Property and Casualty Co. Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	694,000	HKD	4,969	(24)
POSCO (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	5,576		866	(53)
Powertech Technology Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	318,000		1,090	63
Powszechna Kasa Oszczednosci Bank Polski Spólka Akcyjna (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(140,720)		(798)	(17)
PPB Group Berhad (E)	MSC	Federal Funds Effective Rate -4.75% (M)	TBD	(219,900)		(896)	(16)
PT Bank Mandiri Tbk (E)	MBL	Federal Funds Effective Rate -4.00% (M)	TBD	(498,200)		(177)	5
PTT Exploration And Production Public Company Limited (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(118,500)		(357)	6
Public Joint Stock Company "Children's World" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	401,220		557	10
Public Joint Stock Society "Novolipetsk Iron And Steel Works" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	283,000		541	40
Public Joint-stock Company "Sberbank Of Russia" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	40,395		482	(22)
Rabigh Refining and Petrochemical Company (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(143,188)		(531)	16
Regional, S.A.B. De C.V. (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(87,300)		(277)	43
Samsung Biologics Co., Ltd (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(2,486)		(1,701)	99
Samsung Electronics Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	48,709		2,102	50
Samsung Heavy Industries Co., Ltd (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(182,184)		(967)	66
Samsung Securities Co., Ltd. (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(32,306)		(771)	63
SATS Ltd. (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(313,300)	SGD	(1,015)	84
Saudi Arabian Oil Company (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(100,162)		(869)	(8)
Saudi Kayan Petrochemical Company (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(408,709)		(960)	66
SillaJen Inc (E)	GSC	Federal Funds Effective Rate -15.00% (M)	TBD	(23,634)		(237)	3
Sinopec Engineering (Group) Co., Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	697,500	HKD	2,380	11
SJM Holdings Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(785,000)	HKD	(7,030)	15
SK Hynix Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	2,718		192	—
S-Oil Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(17,284)		(977)	64
StarHub Ltd (E)	GSC	Singapore Swap Offer Rate -1.75% (M)	TBD	(835,600)	SGD	(1,110)	17
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	173,558		1,846	10
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	23,684		1,322	33
Telekom Malaysia Bhd DBA (E)	MSC	Federal Funds Effective Rate -3.05% (M)	TBD	(790,100)		(771)	6
Tencent Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	71,800	HKD	32,232	459
The Hong Kong And China Gas Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(541,972)	HKD	(6,677)	9
Tiger Brands Limited (E)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(51,113)	ZAR	(8,969)	(8)
Total SA (E)	GSC	1W Euribor +0.40% (M)	TBD	5,056	EUR	181	(7)
Trip.Com Group Limited (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	38,830		1,008	(2)
Tripod Technology Corporation (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	183,000		760	52
True Corporation Public Company Limited (E)	MSC	Federal Funds Effective Rate -7.13% (M)	TBD	(7,581,900)		(893)	59
Tsingtao Brewery Co.,Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(132,000)	HKD	(7,180)	(62)
United Overseas Bank Limited (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	47,800	SGD	1,010	(6)
Value Partners Group Limited (E)	GSC	1M HIBOR -1.25% (M)	TBD	(914,000)	HKD	(3,356)	(31)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Vipshop (China) Co., Ltd. (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	17,352	328	17
WPG Holdings Limited (E)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(688,000)	(906)	(10)
Yamana Gold Inc. (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	118,094	572	75
						1,269

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (E)	1M LIBOR +0.00% (Q)	BOA	12/21/20	—	—	81
Faurecia (E)	3M LIBOR +0.47% (Q)	BOA	01/28/21	352	—	(66)
Fiat Chrysler Automobiles N.V. (E)	3M LIBOR +3.99% (Q)	BOA	01/28/21	2,557	—	(614)
Northview Apartment Real Estate Investment Trust (E)	1M LIBOR +0.70% (Q)	BOA	07/12/21	2,199	—	91
OSRAM Licht AG (E)	3M LIBOR -0.37% (Q)	BOA	01/18/21	213	—	3
Craft Brew Alliance, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	08/03/21	8	—	—
GrandVision (E)	1M LIBOR +0.50% (Q)	GSC	05/04/21	2,608	—	(149)
Ingenico Group (E)	EONIA +0.50% (Q)	GSC	08/03/21	2,500	—	100
NetEnt AB (publ) (E)	1M LIBOR +0.50% (Q)	GSC	08/03/21	9	—	—
Huadian Fuxin Energy Corporation Limited (E)	3M LIBOR +0.40% (Q)	JPM	06/09/21	95	—	1
Keihin Corporation (E)	3M LIBOR +0.40% (Q)	JPM	04/02/21	695	—	4
Line Corporation (E)	3M LIBOR +0.40% (Q)	JPM	11/25/20	879	—	49
Metlifecare Limited (E)	3M LIBOR +0.70% (Q)	JPM	03/10/21	129	—	(31)
Nissin Kogyo Co.,Ltd. (E)	3M LIBOR +0.74% (Q)	JPM	08/11/20	628	—	6
OSRAM Licht AG (E)	3M LIBOR +0.40% (Q)	BOA	01/18/21	7,111	—	298
OSRAM Licht AG (E)	3M LIBOR +0.40% (Q)	JPM	01/18/21	1,015	—	12
Qiagen N.V. (E)	3M LIBOR +0.78% (Q)	JPM	04/01/21	8,126	—	405
SHOWA Corporation (E)	3M LIBOR +0.40% (Q)	JPM	04/02/21	781	—	(4)
Wheelock And Company Limited (E)	3M LIBOR +0.40% (Q)	JPM	03/22/21	227	—	57
Wheelock And Company Limited (E)	1M LIBOR +0.50% (Q)	JPM	05/24/21	972	—	160
					—	403
Total return swap agreements - paying return
EQUITY
Peugeot SA (E)	3M LIBOR +1.02% (Q)	BOA	01/28/21	(2,371)	—	578
Acacia Communications, Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	07/08/21	(366)	—	5
AON Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21	(9,142)	—	(936)
BorgWarner Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/17/21	(2,967)	—	(469)
Eldorado Resorts, Inc. (E)	Federal Funds Effective Rate -3.02% (Q)	GSC	01/22/21	(1,975)	—	473
Evolution Gaming Group AB (publ) (E)	STIBOR -0.35% (Q)	GSC	08/03/21	(9)	—	—
Morgan Stanley (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/31/21	(6,091)	—	(871)
The Charles Schwab Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/22/21	(8,662)	—	1,982
Worldline (E)	EONIA -0.35% (Q)	GSC	08/03/21	(2,108)	—	(110)
The Wharf (Holdings) Limited (E)	3M LIBOR -3.00% (Q)	JPM	03/22/21	(57)	—	(13)
The Wharf (Holdings) Limited (E)	Federal Funds Effective Rate -4.50% (Q)	JPM	05/24/21	(248)	—	(28)
Wharf Real Estate Investment Company Limited (E)	3M LIBOR -2.75% (Q)	JPM	03/22/21	(138)	—	(25)
Wharf Real Estate Investment Company Limited (E)	Federal Funds Effective Rate -4.25% (Q)	JPM	05/24/21	(543)	—	(104)
					—	482

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund *
COMMON STOCKS 95.1%
China 27.0%
51job Inc. - ADR (a)	112	8,049
Alibaba Group Holding Limited (a) (b)	171	4,633
Alibaba Group Holding Limited - ADS (a)	272	58,849
Anhui Gujing Distillery Co., Ltd.	795	8,544
China Construction Bank Corporation - Class H	8,503	6,900
China International Capital Corporation (Hong Kong) Limited - Class H	615	1,220
China International Travel Service Company, Limited (c)	834	18,193
China Life Insurance Company Limited - Class H	949	1,906
China Longyuan Power Group Corporation Limited - Class H	5,233	2,940
CNOOC Limited	5,453	6,031
Dongfeng Motor Group Co., Ltd - Class H	14,772	8,869
Industrial and Commercial Bank of China Limited - Class H	15,803	9,596
Ping An Insurance (Group) Co of China Ltd - Class A	629	6,358
Ping An Insurance (Group) Co of China Ltd - Class H	551	5,530
Postal Savings Bank of China Co., Ltd.	9,735	6,285
Shenzhou International Group Holdings Limited	953	11,562
Silergy Corp.	150	9,899
Sinopharm Group Co. Ltd. - Class H	1,467	3,772
Tencent Holdings Limited	930	59,980
Tencent Music Entertainment Group - Class A - ADR (a)	174	2,336
Vipshop (China) Co., Ltd. - ADR (a)	490	9,752
WuXi AppTec Co., Ltd. (c)	1,062	13,933
Other Securities		121,739
		386,876
Taiwan 10.1%
Hon Hai Precision Industry Co. Ltd.	3,356	9,832
MediaTek Inc.	748	14,755
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	610	34,653
Taiwan Semiconductor Manufacturing Co. Ltd.	1,599	17,030
Voltronic Power Technology Corporation	380	10,907
Other Securities		57,152
		144,329
South Korea 8.0%
Douzon Bizon Co. Ltd.	148	12,651
S1 Corp.	123	8,746
Samsung Electronics Co. Ltd.	646	28,648
Webcash Corp.	236	10,905
Other Securities		53,822
		114,772
Hong Kong 8.0%
AIA Group Limited	2,542	23,762
China Mengniu Dairy Company Limited	3,043	11,679
China Oilfield Services Ltd. - Class H	2,909	2,626
China Overseas Land & Investment Ltd.	2,652	8,049
China Resources Enterprise Ltd.	344	1,920
Kunlun Energy Co. Ltd.	9,156	5,986
PICC Property & Casualty Co. Ltd. - Class H	7,434	6,159
Techtronic Industries Company Limited	877	8,652
Other Securities		45,607
		114,440
India 6.6%
Ambuja Cements Limited	2,770	7,086
Divi's Laboratories Ltd.	275	8,291
HDFC Bank Limited - ADR	331	15,069
WNS (Holdings) Limited - ADR (a)	192	10,545
Other Securities		53,222
		94,213
Russian Federation 6.3%
Gazprom OAO Via Gaz Capital SA - ADR	718	3,878
HeadHunter Group PLC - ADR (c)	589	13,766
Public Joint Stock Society "Sberbank of Russia" - ADR	571	6,507
Public Joint Stock Society Moscow Exchange MICEX-RTS	6,157	9,823
Public Joint Stock Society Oil Company "Lukoil" - ADR	102	7,653
Public Joint Stock Society Oil Company Rosneft - GDR (a) (b)	130	660
Public Joint Stock Society Sberbank of Russia	1,448	4,140
Yandex N.V. - Class A (a)	705	35,316
Other Securities		9,210
		90,953
Brazil 4.9%
Notre Dame Intermedica Participacoes S.A.	663	8,346
Petrobras Distribuidora S/A.	866	3,421
Petroleo Brasileiro SA	1,272	5,290
TOTVS S.A.	1,950	8,391
Other Securities		45,540
		70,988
Thailand 3.1%
CP ALL Public Company Limited	4,167	9,179
Humanica Limited	29,270	8,293
Other Securities		27,821
		45,293
Mexico 2.7%
Orbia Advance Corporation, S.A.B. de C.V.	5,673	8,387
Other Securities		31,157
		39,544
South Africa 2.6%
Clicks Group Ltd.	687	8,355
Naspers Ltd. - Class N	50	9,212
Other Securities		19,242
		36,809
Indonesia 2.1%
Bank Mandiri Persero Tbk PT	7,629	2,652
Bank Negara Indonesia Persero Tbk PT	18,090	5,805
PT Sarana Menara Nusantara Tbk	119,566	8,554
PT. Bank Central Asia Tbk	5,756	11,493
Other Securities		1,427
		29,931
United Kingdom 2.1%
Auto Trader Group PLC	1,631	10,681
Wizz Air Holdings PLC (a)	214	8,885
Other Securities		10,037
		29,603
Argentina 1.5%
MercadoLibre S.R.L (a)	20	19,001
Other Securities		1,960
		20,961
Singapore 1.3%
Other Securities		18,076
United States of America 1.0%
EPAM Systems, Inc. (a)	45	11,282
Public Joint Stock Society Gazprom Neft - ADR	39	886
Other Securities		2,289
		14,457
Luxembourg 0.9%
Other Securities		12,752
Poland 0.8%
Other Securities		11,416
Malaysia 0.7%
Other Securities		10,717
Australia 0.7%
Carsales.com Limited	785	9,724
United Arab Emirates 0.6%
Network International Holdings PLC (a)	1,578	8,656
Other Securities		—
Iceland 0.6%
Marel HF	1,635	8,507
Chile 0.4%
Other Securities		6,378

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Japan 0.4%
Other Securities		6,010
Vietnam 0.4%
Other Securities		5,816
Philippines 0.4%
Other Securities		5,719
Peru 0.4%
Other Securities		5,677
Austria 0.3%
Other Securities		4,320
Switzerland 0.3%
LafargeHolcim Ltd.	88	3,892
Sweden 0.2%
Other Securities		3,656
Netherlands 0.2%
Other Securities		3,389
Turkey 0.2%
Other Securities		3,157
Greece 0.2%
Other Securities		2,386
Czech Republic 0.1%
Other Securities		1,728
Total Common Stocks (cost $1,210,234)		1,365,145
PREFERRED STOCKS 1.4%
Brazil 1.1%
Petroleo Brasileiro S/A Petrobras. (d)	1,647	6,596
Other Securities		9,387
		15,983
South Korea 0.3%
Samsung Electronics Co. Ltd.	112	4,340
Total Preferred Stocks (cost $17,955)		20,323
WARRANTS 1.0%
United States of America 1.0%
Citigroup Global Markets Holdings Inc. (a) (e)	1,701	14,024
Total Warrants (cost $9,406)		14,024
INVESTMENT COMPANIES 0.1%
United States of America 0.1%
Other Securities		1,514
Total Investment Companies (cost $1,521)		1,514
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (f) (g)	17,919	17,919
T. Rowe Price Government Reserve Fund, 0.14% (f) (g)	4,903	4,903
		22,822
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (f) (g)	869	869
Total Short Term Investments (cost $23,691)		23,691
Total Investments 99.3% (cost $1,262,807)		1,424,697
Other Derivative Instruments (0.0)%		(24)
Other Assets and Liabilities, Net 0.7%		10,132
Total Net Assets 100.0%		1,434,805

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2020.

(d) Convertible security.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/16/20	4,529	4,633	0.3
Public Joint Stock Society Oil Company Rosneft	04/16/20	614	660	0.1
		5,143	5,293	0.4

JNL Multi-Manager Emerging Markets Equity Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	MSC	07/02/20	HKD	2,333	301	—
HKD/USD	SSB	07/08/20	HKD	1,239	160	—
USD/HKD	SSB	07/02/20	HKD	(166)	(21)	—
USD/HKD	SSB	07/06/20	HKD	(2,826)	(365)	—
USD/ZAR	UBS	07/01/20	ZAR	(3,396)	(196)	—
USD/ZAR	SSB	07/02/20	ZAR	(12,008)	(692)	—
USD/ZAR	JPM	07/06/20	ZAR	(3,810)	(219)	—
ZAR/USD	SSB	07/01/20	ZAR	66,238	3,817	(24)
					2,785	(24)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund *
COMMON STOCKS 98.6%
Japan 19.7%
AS ONE Corporation	18	1,945
Freee K.K. (a)	60	2,729
Haseko Corp.	156	1,971
Hennge K.K. (a) (b)	43	1,953
Japan Aviation Electronics Industry Ltd.	64	864
Japan Elevator Service Holdings Co.,Ltd.	73	2,363
Japan Material Co.,Ltd.	128	2,014
Kobe Bussan Co., Ltd.	52	2,940
Lasertec Corporation	54	5,173
MonotaRO Co., Ltd.	57	2,295
NEC Networks & System Integration Corporation	50	1,011
Nihon M & A Center Inc.	73	3,346
Other Securities		20,266
		48,870
United Kingdom 9.3%
Softcat PLC	211	2,860
Wizz Air Holdings PLC (a)	48	2,016
Other Securities		18,297
		23,173
Sweden 9.3%
Avanza Bank Holding AB	228	3,247
G&L Beijer Ref AB (b)	84	2,566
Indutrade Aktiebolag (a)	49	1,953
Sectra Aktiebolag	43	2,474
Vitec Software Group AB (publ)	101	2,294
Other Securities		10,476
		23,010
Canada 5.8%
Cargojet Inc.	20	2,357
Descartes Systems Group Inc. (a)	43	2,291
FirstService Corporation	23	2,316
Kinaxis Inc. (a)	17	2,485
Other Securities		4,856
		14,305
Switzerland 5.5%
Tecan Group AG	6	2,019
VAT Group AG	18	3,220
Zur Rose Group AG (a)	16	4,412
Other Securities		4,032
		13,683
Australia 5.1%
Appen Limited	107	2,547
JB Hi-Fi Limited (b)	70	2,110
Nanosonics Limited (a)	415	1,952
Other Securities		5,931
		12,540
Taiwan 4.5%
Airtac International Group	109	1,910
Radiant Opto-Electronics Corp.	491	1,989
Other Securities		7,288
		11,187
India 4.4%
Indian Energy Exchange Limited	863	2,047
Syngene International Ltd.	379	2,022
WNS (Holdings) Limited - ADR (a)	37	2,045
Other Securities		4,761
		10,875
China 3.8%
Silergy Corp.	31	2,046
Other Securities		7,373
		9,419
Denmark 3.5%
ALK-Abello A/S (a)	8	2,245
Royal Unibrew A/S (a)	56	4,650
Other Securities		1,756
		8,651
Brazil 3.3%
Other Securities		8,224
Netherlands 3.1%
ASR Nederland N.V.	64	1,989
IMCD B.V.	21	1,949
Other Securities		3,758
		7,696
Germany 2.8%
Eckert & Ziegler Strahlen- und Medizintechnik AG	13	2,226
Hypoport SE (a)	5	2,241
Other Securities		2,516
		6,983
Italy 2.4%
Amplifon S.p.A (a)	99	2,649
Interpump Group SpA	67	1,993
Other Securities		1,293
		5,935
South Korea 2.3%
Douzon Bizon Co. Ltd.	23	1,933
Other Securities		3,661
		5,594
Norway 1.3%
Pexip Holding ASA (a)	340	2,988
Other Securities		330
		3,318
Hong Kong 1.3%
Other Securities		3,298
Singapore 1.1%
Other Securities		2,760
United States of America 1.1%
Elastic NV (a)	29	2,635
Faroe Islands 1.0%
P/F Bakkafrost Sales (a)	38	2,401
Spain 0.9%
Pharma Mar, S.A. (b)	257	2,223
France 0.9%
SOITEC (a)	19	2,133
Russian Federation 0.8%
HeadHunter Group PLC - ADR	85	1,981
Luxembourg 0.8%
Globant S.A. (a)	13	1,910
Jersey 0.7%
Other Securities		1,786
Indonesia 0.7%
Other Securities		1,777
Mexico 0.7%
Other Securities		1,777
Ireland 0.7%
Other Securities		1,629
Turkey 0.6%
Other Securities		1,536
United Arab Emirates 0.6%
Other Securities		1,481
Israel 0.5%
Other Securities		1,221
South Africa 0.1%
Other Securities		263
Total Common Stocks (cost $212,495)		244,274
PREFERRED STOCKS 0.5%
Brazil 0.5%
Other Securities		1,180
Total Preferred Stocks (cost $1,267)		1,180

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	716	716
Total Short Term Investments (cost $716)		716
Total Investments 99.4% (cost $214,478)		246,170
Other Assets and Liabilities, Net 0.6%		1,476
Total Net Assets 100.0%		247,646

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
IntegraFin Holdings PLC	01/29/20	2,104	1,847	0.7

JNL Multi-Manager International Small Cap Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CAD	SSB	07/06/20	CAD	(164)	(121)	—
USD/HKD	HSB	07/06/20	HKD	(1,249)	(161)	—
					(282)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund *
COMMON STOCKS 94.7%
Information Technology 17.9%
Amphenol Corporation - Class A	133	12,763
Medallia, Inc. (a)	260	6,562
Okta, Inc. - Class A (a)	41	8,109
Palo Alto Networks, Inc. (a)	38	8,727
Pure Storage, Inc. - Class A (a)	434	7,518
ServiceNow, Inc. (a)	29	11,544
Splunk Inc. (a)	82	16,273
Synopsys Inc. (a)	35	6,649
Workday, Inc. - Class A (a)	67	12,553
Zscaler, Inc. (a)	69	7,555
Other Securities		105,837
		204,090
Health Care 16.8%
Bio-Rad Laboratories, Inc. - Class A (a)	18	8,172
Bio-Techne Corporation	51	13,415
Catalent Inc. (a)	173	12,696
Cooper Cos. Inc.	24	6,807
Dentsply Sirona Inc.	517	22,786
Edwards Lifesciences Corporation (a)	125	8,673
ICU Medical, Inc. (a)	35	6,515
Integra LifeSciences Holdings Corp. (a)	152	7,166
Merit Medical Systems Inc. (a)	150	6,867
Smith & Nephew Plc - ADR	260	9,911
Veeva Systems Inc. - Class A (a)	49	11,487
Waters Corp. (a)	37	6,675
Other Securities		71,192
		192,362
Financials 15.9%
Arthur J Gallagher & Co.	144	14,004
Chubb Limited	94	11,869
Everest Re Group, Ltd.	89	18,162
Northern Trust Corp.	204	16,223
Prosperity Bancshares Inc.	137	8,157
The Charles Schwab Corporation	156	5,250
The Travelers Companies, Inc.	158	18,031
Other Securities		89,951
		181,647
Industrials 12.9%
AMETEK, Inc.	173	15,487
Clarivate PLC (a)	337	7,536
Fortive Corporation	179	12,111
IDEX Corporation	57	8,929
Rockwell Automation Inc.	60	12,673
Other Securities		90,788
		147,524
Consumer Staples 9.5%
Archer-Daniels-Midland Company	165	6,569
Beiersdorf Aktiengesellschaft - ADR	294	6,728
Cal-Maine Foods Inc. (a)	155	6,899
JM Smucker Co.	87	9,205
Lamb Weston Holdings Inc.	134	8,567
Sanderson Farms Inc.	75	8,641
Other Securities		62,546
		109,155
Consumer Discretionary 7.5%
Advance Auto Parts, Inc.	64	9,117
Aptiv PLC	95	7,448
Tractor Supply Co.	89	11,741
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	39	7,930
Other Securities		49,312
		85,548
Real Estate 5.0%
Equity Commonwealth	444	14,302
Other Securities		42,331
		56,633
Materials 4.1%
AptarGroup, Inc.	132	14,888
Other Securities		31,435
		46,323
Utilities 2.8%
Essential Utilities, Inc.	105	4,446
Other Securities		27,304
		31,750
Communication Services 1.2%
Other Securities		14,305
Energy 1.1%
Other Securities		12,361
Total Common Stocks (cost $1,001,241)		1,081,698
PREFERRED STOCKS 1.8%
Health Care 0.9%
Becton, Dickinson and Company, 6.00%, 06/01/23 (a) (b)	198	10,559
Utilities 0.5%
Essential Utilities, Inc., 6.00%, 04/30/22 (a) (b)	86	4,889
Financials 0.4%
The Charles Schwab Corporation, 5.95%, (callable at 100 beginning 06/01/21) (c)	46	1,203
Other Securities		3,580
		4,783
Total Preferred Stocks (cost $19,785)		20,231
SHORT TERM INVESTMENTS 4.0%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	38,368	38,368
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (d) (e)	7,784	7,784
Total Short Term Investments (cost $46,152)		46,152
Total Investments 100.5% (cost $1,067,178)		1,148,081
Other Assets and Liabilities, Net (0.5)%		(5,584)
Total Net Assets 100.0%		1,142,497

(a) Non-income producing security.

(b) Convertible security.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund *
COMMON STOCKS 97.3%
Information Technology 28.7%
ACI Worldwide, Inc. (a)	696	18,766
Aspen Technology, Inc. (a)	180	18,624
Avalara, Inc.	194	25,881
Bill.Com Holdings Inc. (a) (b)	362	32,660
Blackline, Inc. (a)	479	39,707
Brooks Automation Inc.	381	16,856
Coupa Software Incorporated (a)	76	21,141
DocuSign, Inc. (a)	86	14,808
LivePerson, Inc. (a)	881	36,496
Paycom Software, Inc. (a)	128	39,794
Paylocity Holding Corporation (a)	124	18,135
Pluralsight, Inc. - Class A (a)	794	14,334
RingCentral, Inc. - Class A (a)	78	22,339
SPS Commerce, Inc. (a)	336	25,236
Wix.Com Ltd. (a)	56	14,366
Other Securities		333,634
		692,777
Health Care 25.2%
Exact Sciences Corporation (a)	201	17,464
Halozyme Therapeutics, Inc. (a)	536	14,381
HealthEquity, Inc. (a)	283	16,610
LHC Group, Inc. (a)	141	24,550
National Research Corp. - Class A	283	16,459
Repligen Corporation (a)	104	12,781
U. S. Physical Therapy, Inc.	169	13,707
Other Securities		493,942
		609,894
Industrials 14.1%
AAON, Inc.	435	23,627
Axone Intelligence Inc. (a)	435	42,672
CoStar Group, Inc. (a)	26	18,130
HEICO Corp. - Class A	236	19,124
Kornit Digital Ltd. (a)	288	15,363
Mercury Systems Inc. (a)	255	20,015
Old Dominion Freight Line Inc.	193	32,815
Omega Flex Inc. (b)	124	13,147
SiteOne Landscape Supply, Inc. (a)	120	13,631
Trex Company, Inc. (a)	123	15,956
Other Securities		127,651
		342,131
Consumer Discretionary 13.2%
Chegg, Inc. (a) (b)	296	19,920
ETSY, Inc. (a)	175	18,557
Fox Factory Holding Corp. (a)	490	40,443
Ollie's Bargain Outlet Holdings Inc. (a)	498	48,711
Planet Fitness, Inc. - Class A (a)	231	13,955
Strategic Education, Inc.	169	25,956
Other Securities		151,170
		318,712
Financials 6.3%
eHealth, Inc. (a)	169	16,570
FactSet Research Systems Inc.	54	17,616
Interactive Brokers Group, Inc.	445	18,601
MarketAxess Holdings Inc.	40	19,868
Morningstar Inc.	133	18,686
Other Securities		61,836
		153,177
Communication Services 4.8%
Auto Trader Group PLC	4,415	28,917
Autohome Inc. - Class A - ADR	394	29,712
Bandwidth Inc. - Class A (a) (b)	104	13,186
Rightmove PLC	3,606	24,518
Other Securities		19,455
		115,788
Consumer Staples 3.2%
Grocery Outlet Holding Corp. (a)	404	16,480
Other Securities		59,963
		76,443
Materials 1.1%
Other Securities		27,097
Real Estate 0.7%
Other Securities		16,159
Total Common Stocks (cost $1,895,492)		2,352,178
PREFERRED STOCKS 0.1%
Materials 0.1%
Other Securities		1,409
Total Preferred Stocks (cost $1,042)		1,409
SHORT TERM INVESTMENTS 7.7%
Securities Lending Collateral 5.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	127,544	127,544
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	58,751	58,751
Total Short Term Investments (cost $186,295)		186,295
Total Investments 105.1% (cost $2,082,829)		2,539,882
Other Assets and Liabilities, Net (5.1)%		(123,330)
Total Net Assets 100.0%		2,416,552

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund *
COMMON STOCKS 96.3%
Industrials 26.7%
Aerojet Rocketdyne Holdings, Inc. (a)	227	8,986
Air Lease Corporation - Class A	461	13,514
American Woodmark Corporation (a)	155	11,726
Beacon Roofing Supply, Inc. (a)	339	8,938
Colfax Corp. (a)	370	10,329
Crane Co.	135	8,023
EMCOR Group, Inc.	214	14,157
EnerSys	169	10,907
GMS Inc. (a)	335	8,240
Healthcare Services Group Inc. (b)	429	10,486
Insperity, Inc.	168	10,875
PGT Innovations, Inc. (a)	869	13,631
TriNet Group Inc. (a)	127	7,752
UniFirst Corp.	63	11,331
Other Securities		96,037
		244,932
Financials 18.5%
Enstar Group Limited (a)	55	8,426
Essent Group Ltd.	250	9,085
First American Financial Corporation	161	7,751
FirstCash, Inc.	133	8,941
Focus Financial Partners Inc. - Class A (a) (b)	416	13,737
Glacier Bancorp, Inc.	244	8,597
TCF Financial Corporation	362	10,628
Virtus Partners, Inc.	87	10,075
White Mountains Insurance Group Ltd	10	8,880
Wintrust Financial Corporation	186	8,123
Other Securities		74,937
		169,180
Consumer Discretionary 17.0%
American Eagle Outfitters, Inc. (b)	864	9,420
America's Car Mart, Inc. (a)	115	10,096
Extended Stay America, Inc. - Class B	1,166	13,050
Gildan Activewear Inc.	604	9,356
Grand Canyon Education, Inc. (a)	96	8,718
Helen of Troy Ltd (a)	65	12,332
IAA Spinco Inc. (a)	268	10,317
Malibu Boats, Inc. - Class A (a)	149	7,751
Thor Industries Inc. (b)	81	8,653
Winnebago Industries Inc.	206	13,750
Other Securities		52,506
		155,949
Information Technology 10.8%
ASGN Incorporated (a)	122	8,135
Cabot Microelectronics Corporation	75	10,394
ePlus Inc. (a)	150	10,614
Manhattan Associates Inc. (a)	117	10,978
Verra Mobility Corporation - Class A (a)	766	7,878
Other Securities		50,458
		98,457
Health Care 9.0%
Addus HomeCare Corporation (a)	95	8,821
Hill-Rom Holdings Inc.	76	8,365
Integra LifeSciences Holdings Corp. (a)	175	8,214
Premier Healthcare Solutions, Inc. - Class A (a)	302	10,353
Syneos Health, Inc. - Class A (a)	234	13,623
Other Securities		32,690
		82,066
Real Estate 5.4%
Jones Lang LaSalle Incorporated	96	9,945
Marcus & Millichap Inc. (a)	268	7,734
Other Securities		32,130
		49,809
Materials 4.9%
H.B. Fuller Company	175	7,792
Schweitzer-Mauduit International Inc.	300	10,023
Other Securities		27,305
		45,120
Utilities 1.6%
Southwest Gas Corp.	115	7,915
Other Securities		6,717
		14,632
Consumer Staples 1.1%
Other Securities		10,415
Communication Services 0.7%
Other Securities		6,242
Energy 0.6%
Other Securities		5,408
Total Common Stocks (cost $918,869)		882,210
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	31,957	31,957
Total Short Term Investments (cost $31,957)		31,957
Total Investments 99.8% (cost $950,826)		914,167
Other Assets and Liabilities, Net 0.2%		1,718
Total Net Assets 100.0%		915,885

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund *
COMMON STOCKS 98.0%
Information Technology 25.8%
Accenture Public Limited Company - Class A	3	550
Adobe Inc. (a)	2	841
Apple Inc.	16	5,981
Broadcom Inc.	2	507
Cisco Systems, Inc.	17	795
Intel Corporation	17	1,019
MasterCard Incorporated - Class A	4	1,050
Microsoft Corporation	30	6,205
NVIDIA Corporation	2	939
Oracle Corporation	8	463
Paypal Holdings, Inc. (a)	5	822
Salesforce.Com, Inc. (a)	4	678
Texas Instruments Incorporated	4	469
Other Securities		6,768
		27,087
Health Care 14.3%
Abbott Laboratories	7	650
AbbVie Inc.	7	696
Amgen Inc.	2	559
Bristol-Myers Squibb Company	9	536
Eli Lilly & Co.	3	554
Johnson & Johnson	11	1,489
Medtronic Public Limited Company	5	494
Merck & Co., Inc.	10	785
Pfizer Inc.	22	730
Thermo Fisher Scientific Inc.	2	576
UnitedHealth Group Incorporated	4	1,124
Other Securities		6,891
		15,084
Financials 11.2%
Bank of America Corporation	31	747
Berkshire Hathaway Inc. - Class B (a)	8	1,396
BlackRock, Inc.	1	337
JPMorgan Chase & Co.	12	1,154
The Bank of New York Mellon Corporation (b)	3	125
Visa Inc. - Class A	7	1,311
Other Securities		6,681
		11,751
Communication Services 10.9%
Alphabet Inc. - Class A (a)	1	1,710
Alphabet Inc. - Class C (a)	1	1,664
AT&T Inc.	29	867
Comcast Corporation - Class A	18	713
Facebook, Inc. - Class A (a)	10	2,195
Netflix, Inc. (a)	2	804
Verizon Communications Inc.	17	917
Walt Disney Co.	7	809
Other Securities		1,821
		11,500
Consumer Discretionary 10.1%
Amazon.com, Inc. (a)	2	4,643
McDonald's Corporation	3	554
NIKE, Inc. - Class B	5	490
The Home Depot, Inc.	4	1,083
Other Securities		3,874
		10,644
Industrials 7.4%
Union Pacific Corporation	3	462
Other Securities		7,351
		7,813
Consumer Staples 7.2%
Costco Wholesale Corporation	2	538
PepsiCo, Inc.	6	736
Procter & Gamble Co.	10	1,190
The Coca-Cola Company	16	694
Walmart Inc.	6	682
Other Securities		3,765
		7,605
Utilities 3.0%
NextEra Energy, Inc.	2	472
Other Securities		2,678
		3,150
Real Estate 2.8%
Other Securities		2,924
Energy 2.8%
Chevron Corporation	8	670
Exxon Mobil Corporation	17	760
Other Securities		1,478
		2,908
Materials 2.5%
Other Securities		2,598
Total Common Stocks (cost $95,781)		103,064
INVESTMENT COMPANIES 0.4%
iShares Core S&P 500 ETF	1	421
Total Investment Companies (cost $423)		421
RIGHTS 0.0%
Other Securities		—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	1,260	1,260
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	282	282
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (d) (e)	132	132
Total Short Term Investments (cost $1,674)		1,674
Total Investments 100.0% (cost $97,878)		105,159
Other Derivative Instruments 0.0%		21
Other Assets and Liabilities, Net (0.0)%		(38)
Total Net Assets 100.0%		105,142

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL S&P 500 Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	126	34	4	2	(2)	(29)	125	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	10	September 2020	1,534	21	11

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund *
COMMON STOCKS 96.7%
Consumer Staples 19.1%
Altria Group, Inc.	9	370
Colgate-Palmolive Co.	7	507
Costco Wholesale Corporation	2	644
Estee Lauder Cos. Inc. - Class A	2	427
Hershey Co.	3	388
Hormel Foods Corp.	14	658
PepsiCo, Inc.	5	658
Philip Morris International Inc.	6	425
Procter & Gamble Co.	5	655
Target Corporation	5	623
The Clorox Company	2	471
The Coca-Cola Company	11	504
Walmart Inc.	5	641
Other Securities		1,640
		8,611
Information Technology 14.3%
Accenture Public Limited Company - Class A	3	568
Adobe Inc. (a)	2	717
Apple Inc.	2	686
Intuit Inc.	2	556
MasterCard Incorporated - Class A	2	544
Microsoft Corporation	3	693
Salesforce.Com, Inc. (a)	3	620
Texas Instruments Incorporated	4	442
Other Securities		1,614
		6,440
Health Care 13.9%
Amgen Inc.	2	502
Biogen Inc. (a)	2	556
Edwards Lifesciences Corporation (a)	6	442
Eli Lilly & Co.	3	447
Johnson & Johnson	5	641
Merck & Co., Inc.	8	637
UnitedHealth Group Incorporated	1	372
Other Securities		2,660
		6,257
Financials 11.9%
Chubb Limited	3	416
Everest Re Group, Ltd.	2	386
JPMorgan Chase & Co.	5	486
Visa Inc. - Class A (b)	3	582
Other Securities		3,476
		5,346
Communication Services 9.2%
Alphabet Inc. - Class A (a)	-	642
Facebook, Inc. - Class A (a)	3	647
Netflix, Inc. (a)	1	510
T-Mobile USA, Inc. (a)	6	656
Verizon Communications Inc.	11	631
Other Securities		1,053
		4,139
Industrials 8.2%
Expeditors International of Washington Inc.	8	630
Honeywell International Inc.	3	388
Illinois Tool Works Inc.	3	437
Landstar System Inc.	3	353
Old Dominion Freight Line Inc.	4	685
Other Securities		1,218
		3,711
Utilities 7.7%
NextEra Energy, Inc.	3	618
Other Securities		2,875
		3,493
Consumer Discretionary 5.1%
Amazon.com, Inc. (a)	-	676
The Home Depot, Inc.	2	592
Other Securities		1,020
		2,288
Real Estate 3.8%
American Tower Corporation	2	531
Public Storage	2	437
Other Securities		749
		1,717
Materials 3.5%
Ecolab Inc.	3	517
Linde Public Limited Company	3	537
Other Securities		524
		1,578
Total Common Stocks (cost $42,759)		43,580
RIGHTS 0.0%
T-Mobile USA, Inc. (a) (b)	1	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,189	1,189
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	101	101
Total Short Term Investments (cost $1,290)		1,290
Total Investments 99.5% (cost $44,049)		44,870
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net 0.5%		199
Total Net Assets 100.0%		45,082

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	7	September 2020	1,070	13	11

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund *
COMMON STOCKS 127.8%
Information Technology 37.2%
Accenture Public Limited Company - Class A	10	2,127
Adobe Inc. (a) (b)	9	3,705
Apple Inc. (b)	36	13,092
Applied Materials, Inc. (b)	39	2,383
Arrow Electronics, Inc. (a) (b)	29	2,003
Cisco Systems, Inc. (b)	82	3,803
Cognizant Technology Solutions Corp. - Class A	32	1,791
HP Inc.	126	2,190
Intel Corporation	82	4,880
International Business Machines Corporation (b)	22	2,662
Intuit Inc.	10	2,907
Micron Technology, Inc. (a)	35	1,809
Microsoft Corporation (b)	64	12,983
Oracle Corporation	61	3,370
Qualcomm Incorporated	27	2,477
Other Securities		38,139
		100,321
Health Care 21.7%
AbbVie Inc.	23	2,237
Alexion Pharmaceuticals, Inc. (a) (b)	15	1,732
Amgen Inc. (b)	7	1,622
Baxter International Inc. (b)	28	2,431
Biogen Inc. (a) (b)	6	1,726
Bristol-Myers Squibb Company	35	2,032
Gilead Sciences, Inc.	32	2,493
Humana Inc.	5	1,891
Johnson & Johnson (b)	46	6,418
McKesson Corporation	12	1,875
Medtronic Public Limited Company	28	2,546
Merck & Co., Inc. (b)	36	2,774
Pfizer Inc. (b)	91	2,967
Thermo Fisher Scientific Inc.	6	2,352
UnitedHealth Group Incorporated	7	1,990
Other Securities		21,538
		58,624
Consumer Discretionary 18.1%
Amazon.com, Inc. (a) (b)	5	12,922
eBay Inc.	32	1,663
Lowe`s Companies, Inc.	17	2,273
Tesla Inc. (a)	2	1,653
The Home Depot, Inc.	16	4,115
Other Securities		26,292
		48,918
Communication Services 13.5%
Alphabet Inc. - Class A (a) (b)	5	6,472
Alphabet Inc. - Class C (a) (b)	3	4,297
Comcast Corporation - Class A (b)	81	3,176
Electronic Arts Inc. (a)	22	2,881
Facebook, Inc. - Class A (a) (b)	40	9,131
Verizon Communications Inc.	39	2,177
Other Securities		8,210
		36,344
Financials 11.5%
Berkshire Hathaway Inc. - Class B (a) (b)	14	2,575
Popular Inc.	50	1,851
The Allstate Corporation (b)	30	2,940
Wells Fargo & Company	90	2,308
Other Securities		21,386
		31,060
Industrials 10.5%
HNI Corp.	56	1,714
Lockheed Martin Corporation	5	1,731
Other Securities		24,977
		28,422
Consumer Staples 6.9%
Kimberly-Clark Corporation	13	1,845
Procter & Gamble Co. (b)	29	3,472
Walmart Inc.	24	2,855
Other Securities		10,332
		18,504
Energy 2.8%
Other Securities		7,571
Materials 2.7%
Other Securities		7,370
Utilities 1.6%
Other Securities		4,157
Real Estate 1.3%
Other Securities		3,375
Total Common Stocks (cost $309,147)		344,666
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	3,494	3,494
Total Short Term Investments (cost $3,494)		3,494
Total Investments 129.1% (cost $312,641)		348,160
Total Securities Sold Short (29.2)% (proceeds $71,204)		(78,677)
Other Derivative Instruments 0.0%		23
Other Assets and Liabilities, Net 0.1%		155
Total Net Assets 100.0%		269,661

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (29.2%)
COMMON STOCKS (29.2%)
Information Technology (4.5%)
2U, Inc.	(6)	(237)
Alteryx, Inc. - Class A	—	(71)
Atlassian Corporation PLC - Class A	—	(83)
Belden Inc.	(13)	(420)
Cabot Microelectronics Corporation	—	(68)
Cognex Corp.	(19)	(1,115)
Coherent Inc.	(2)	(212)
Corning Incorporated	(7)	(182)
Coupa Software Incorporated	(2)	(658)
Cree, Inc.	(21)	(1,248)
Entegris, Inc.	(2)	(96)
FLIR Systems Inc.	(2)	(98)
II-VI Incorporated	(45)	(2,129)
IPG Photonics Corporation	(3)	(497)
Littelfuse Inc.	(2)	(347)
Liveramp, Inc.	(2)	(69)
Marvell Technology Group Ltd	(8)	(266)
Microchip Technology Incorporated	—	(48)
MKS Instruments, Inc.	(3)	(333)
MongoDB, Inc. - Class A	(4)	(997)
Monolithic Power Systems Inc.	—	(69)
Okta, Inc. - Class A	(1)	(180)
Pluralsight, Inc. - Class A	(13)	(243)
Pure Storage, Inc. - Class A	(4)	(68)
RingCentral, Inc. - Class A	(2)	(519)
Silicon Laboratories Inc.	(1)	(94)
Square, Inc. - Class A	(2)	(256)
Trimble Inc.	(7)	(311)
Twilio Inc. - Class A	(3)	(625)
ViaSat, Inc.	(3)	(127)
Zscaler, Inc.	(3)	(337)
		(12,003)
Consumer Discretionary (4.4%)
Adient Public Limited Company	(7)	(118)
American Eagle Outfitters, Inc.	(2)	(24)
Aptiv PLC	(5)	(428)
Brink's Co.	(1)	(53)
Burlington Stores Inc.	(3)	(511)
Capri Holdings Limited	(7)	(111)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Carmax Inc.	(3)	(280)
Carvana Co. - Class A	(4)	(485)
Choice Hotels International Inc.	(1)	(98)
Churchill Downs Inc.	(2)	(307)
Columbia Sportswear Co.	(9)	(709)
Delta Air Lines, Inc.	(18)	(500)
Five Below, Inc.	(9)	(999)
Gentex Corp.	(2)	(40)
Hyatt Hotels Corp. - Class A	(6)	(291)
IAA Spinco Inc.	(11)	(421)
JetBlue Airways Corporation	(38)	(415)
Leggett & Platt Inc.	(4)	(139)
Macy's, Inc.	(47)	(324)
Marriott International, Inc. - Class A	(2)	(155)
Mattel, Inc.	(42)	(405)
Nordstrom Inc.	(20)	(317)
Norwegian Cruise Line Holdings Ltd.	(24)	(392)
Ollie's Bargain Outlet Holdings Inc.	(5)	(519)
Penn National Gaming Inc.	(8)	(250)
Penske Automotive Group, Inc.	(1)	(34)
Planet Fitness, Inc. - Class A	(6)	(357)
Royal Caribbean Cruises Ltd.	(10)	(480)
ServiceMaster Holding Corporation	(2)	(57)
Six Flags Operations Inc.	(4)	(75)
Southwest Airlines Co.	(11)	(364)
The Goodyear Tire & Rubber Company	(17)	(150)
Thor Industries Inc.	(1)	(79)
TJX Cos. Inc.	(6)	(296)
Toll Brothers Inc.	(8)	(254)
Under Armour Inc. - Class A	(76)	(736)
VF Corp.	(3)	(181)
Visteon Corporation	(7)	(464)
Wynn Resorts Ltd.	(1)	(82)
		(11,900)
Industrials (4.3%)
Air Lease Corporation - Class A	(16)	(474)
AMERCO	—	(56)
AMETEK, Inc.	(1)	(80)
Axone Intelligence Inc.	(3)	(317)
Colfax Corp.	(26)	(731)
Dycom Industries, Inc.	(5)	(198)
EnerSys	(4)	(275)
Fortive Corporation	(6)	(376)
GATX Corporation	(3)	(185)
HEICO Corp.	(4)	(421)
Ingersoll Rand Inc.	(52)	(1,476)
Knight-Swift Transportation Holdings Inc. - Class A	(13)	(542)
Mercury Systems Inc.	(4)	(353)
Middleby Corp.	(1)	(107)
Rockwell Automation Inc.	(1)	(137)
Sensata Technologies Holding PLC	(8)	(316)
Spirit Aerosystems Holdings Inc. - Class A	(2)	(42)
Stericycle Inc.	(19)	(1,082)
The Boeing Company	(5)	(889)
TransDigm Group Inc.	(1)	(598)
Trex Company, Inc.	(11)	(1,373)
United Airlines Holdings, Inc.	(24)	(818)
Woodward Governor Co.	(8)	(621)
		(11,467)
Health Care (3.9%)
Acadia Healthcare Company, Inc.	(5)	(123)
Agios Pharmaceuticals, Inc.	(7)	(357)
Alnylam Pharmaceuticals, Inc.	(6)	(915)
Cantel Medical Corp.	(5)	(208)
Catalent Inc.	(15)	(1,102)
Covetrus, Inc.	(53)	(955)
Exact Sciences Corporation	(6)	(516)
Guardant Health, Inc.	(6)	(518)
HealthEquity, Inc.	(22)	(1,300)
Insulet Corporation	(3)	(513)
Ionis Pharmaceuticals Inc.	(4)	(229)
Ligand Pharmaceuticals Incorporated	(11)	(1,194)
Moderna, Inc.	(2)	(144)
Nektar Therapeutics	(36)	(845)
Penumbra, Inc.	(6)	(1,113)
Prestige Consumer Healthcare Inc.	(8)	(288)
Repligen Corporation	—	(56)
Sage Therapeutics Inc.	(5)	(229)
		(10,605)
Financials (2.8%)
Athene Holding Ltd - Class A	(7)	(212)
BGC Partners, Inc. - Class A	(19)	(53)
BOK Financial Corporation	(12)	(657)
Cincinnati Financial Corporation	(6)	(406)
CIT Group Inc.	(21)	(437)
Commerce Bancshares Inc.	(2)	(133)
Cullen/Frost Bankers Inc.	(6)	(444)
First Horizon National Corporation	(43)	(425)
Home BancShares, Inc.	(5)	(79)
International Bancshares Corporation	(6)	(191)
Invesco Ltd.	(26)	(283)
LendingTree, Inc.	(4)	(1,221)
Lincoln National Corporation	(1)	(47)
PacWest Bancorp	(8)	(163)
Pinnacle Financial Partners, Inc.	(6)	(268)
Prosperity Bancshares Inc.	(2)	(147)
Santander Consumer USA Holdings Inc.	(4)	(74)
Sterling Bancorp	(39)	(460)
SVB Financial Group	—	(109)
Texas Capital Bancshares, Inc.	(13)	(406)
The Charles Schwab Corporation	(6)	(197)
Truist Financial Corporation	(14)	(520)
Ubiquiti Inc.	(2)	(282)
United Bankshares Inc.	(12)	(343)
		(7,557)
Materials (2.6%)
Albemarle Corporation	(21)	(1,598)
Ball Corporation	(6)	(415)
Berry Global Group, Inc.	(3)	(122)
Compass Minerals International, Inc.	(5)	(226)
Freeport-McMoRan Inc. - Class B	(95)	(1,096)
Ingevity Corporation	(2)	(122)
International Flavors & Fragrances Inc.	(9)	(1,056)
Olin Corporation	(48)	(550)
Royal Gold Inc.	(3)	(388)
The Chemours Company	(19)	(299)
United States Steel Corporation	(127)	(919)
Univar Solutions Inc.	(5)	(88)
Westlake Chemical Corporation	(3)	(153)
		(7,032)
Energy (2.4%)
Apache Corporation	(41)	(551)
Baker Hughes, a GE Company, LLC - Class A	(28)	(433)
Centennial Resource Development, LLC - Class A	(136)	(121)
Cheniere Energy, Inc.	(10)	(485)
Core Laboratories N.V.	(5)	(99)
Equitrans Midstream Corp.	(31)	(258)
Halliburton Company	(12)	(149)
Hess Corporation	(30)	(1,569)
Murphy Oil Corporation	(20)	(272)
National Oilwell Varco, Inc.	(57)	(696)
Noble Energy, Inc.	(45)	(400)
Occidental Petroleum Corporation	(34)	(630)
Range Resources Corporation	(54)	(306)
Schlumberger Ltd.	(23)	(419)
Transocean Ltd.	(113)	(206)
		(6,594)
Utilities (1.3%)
Ameren Corporation	(1)	(51)
Atmos Energy Corporation	(6)	(615)
CenterPoint Energy, Inc.	(60)	(1,112)
Eversource Energy	(3)	(230)
PNM Resources, Inc.	(26)	(1,004)
Xcel Energy Inc.	(9)	(565)
		(3,577)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Communication Services (1.3%)
Expedia Group, Inc.	(3)	(284)
GCI Liberty, Inc. - Class A	(1)	(73)
Live Nation Entertainment, Inc.	(15)	(669)
New York Times Co. - Class A	(20)	(852)
Nexstar Media Group, Inc. - Class A	(6)	(528)
Sinclair Broadcast Group Inc. - Class A	(28)	(525)
World Wrestling Entertainment, Inc. - Class A	(8)	(347)
Zillow Group, Inc. - Class C	(4)	(241)
		(3,519)
Consumer Staples (1.3%)
BJ's Wholesale Club Holdings, Inc.	(8)	(291)
Boston Beer Co. Inc. - Class A	(1)	(321)
ConAgra Brands Inc.	(4)	(139)
Coty Inc. - Class A	(37)	(165)
Energizer Holdings, Inc.	(24)	(1,146)
Hain Celestial Group Inc.	(21)	(659)
Lamb Weston Holdings Inc.	(10)	(650)
US Foods Holding Corp.	(3)	(56)
		(3,427)
Real Estate (0.4%)
Colony Capital, Inc. - Class A	(75)	(180)
Digital Realty Trust Inc.	—	(59)
Medical Properties Trust, Inc.	(5)	(93)
Park Hotels & Resorts Inc.	(24)	(237)
Pebblebrook Hotel Trust	(12)	(158)
Spirit Realty Capital, Inc.	(2)	(58)
Taubman Centers Inc.	(6)	(211)
		(996)
Total Common Stocks (proceeds $71,204)		(78,677)
Total Securities Sold Short (29.2%) (proceeds $71,204)		(78,677)

JNL/AQR Large Cap Relaxed Constraint Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	11	September 2020	1,700	23	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/AQR Managed Futures Strategy Fund
SHORT TERM INVESTMENTS 81.5%
U.S. Treasury Bill 50.4%
Treasury, United States Department of
1.55%, 07/09/20 (a)	3,742	3,742
1.56%, 07/30/20 (a)	3,115	3,115
1.55%, 08/06/20 (a)	4,823	4,822
1.54%, 08/13/20 (a)	2,418	2,418
1.54%, 08/20/20 (a)	1,445	1,445
0.41%, 09/10/20 (a)	908	908
0.31%, 09/17/20 (a)	2,221	2,220
0.08%, 09/24/20 (a)	4,987	4,985
0.16%, 10/08/20 (a)	13,913	13,907
0.29%, 10/15/20 (a)	1,070	1,069
0.15%, 10/22/20 (a)	2,308	2,307
		40,938
Investment Companies 31.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	11,000	11,000
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.19% (c)	14,235	14,235
		25,235
Total Short Term Investments (cost $66,154)		66,173
Total Investments 81.5% (cost $66,154)		66,173
Other Derivative Instruments (1.8)%		(1,498)
Other Assets and Liabilities, Net 20.3%		16,514
Total Net Assets 100.0%		81,189

(a) The coupon rate represents the yield to maturity.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/AQR Managed Futures Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	8	December 2020	EUR	2,009	—	—
3M EURIBOR	14	March 2021	EUR	3,517	—	—
3M EURIBOR	30	June 2021	EUR	7,537	—	1
3M EURIBOR	45	September 2021	EUR	11,305	—	1
3M EURIBOR	47	December 2021	EUR	11,807	—	1
3M EURIBOR	46	March 2022	EUR	11,554	—	2
3M EURIBOR	22	June 2022	EUR	5,525	—	1
90 Day Eurodollar	73	December 2020		18,175	1	22
90 Day Eurodollar	91	March 2021		22,675	1	29
90 Day Eurodollar	94	June 2021		23,428	1	30
90 Day Eurodollar	94	September 2021		23,437	1	22
90 Day Eurodollar	94	December 2021		23,438	—	15
90 Day Eurodollar	96	March 2022		23,938	—	19
90 Day Eurodollar	98	June 2022		24,432	—	19
90 Day Sterling	91	December 2020	GBP	11,352	1	8
90 Day Sterling	129	March 2021	GBP	16,098	2	16
90 Day Sterling	127	June 2021	GBP	15,846	2	22
90 Day Sterling	123	September 2021	GBP	15,344	2	28
90 Day Sterling	120	December 2021	GBP	14,967	2	29
90 Day Sterling	119	March 2022	GBP	14,842	3	32
90 Day Sterling	116	June 2022	GBP	14,473	3	24
AUD/USD Spot Rate	142	September 2020		9,847	54	(49)
Australia 10 Year Bond	32	September 2020	AUD	4,728	3	23
Australia 3 Year Bond	780	September 2020	AUD	91,298	—	5
Canada 10 Year Bond	35	September 2020	CAD	5,356	(6)	21
Canadian Bankers' Acceptance	6	December 2020	CAD	1,492	—	—
Canadian Bankers' Acceptance	7	March 2021	CAD	1,741	—	—
Cocoa	3	September 2020	GBP	53	(2)	(5)
Copper	5	September 2020		336	4	5
Cotton No. 2	1	December 2020		30	1	1
Euro BOBL	69	September 2020	EUR	9,301	(2)	14
Euro Bund	27	September 2020	EUR	4,748	(4)	20
Euro Buxl 30 Year Bond	1	September 2020	EUR	218	(1)	2
Euro OAT	26	September 2020	EUR	4,326	(2)	37
FTSA China 50 Index	83	July 2020		1,138	6	(1)
FTSE 100 Index	2	September 2020	GBP	124	(1)	(1)
FTSE/JSE Africa Top 40 Index	7	September 2020	ZAR	3,395	1	7
Gold, 100 Oz.	49	August 2020		8,567	96	255
Hang Seng China Enterprises Index	8	July 2020	HKD	3,926	3	(9)
Hang Seng Index	1	July 2020	HKD	1,208	1	1
Italy Government BTP Bond	62	September 2020	EUR	8,803	38	132
KOSPI 200 Index	36	September 2020	KRW	2,523,829	20	3
Long Gilt	106	September 2020	GBP	14,588	(21)	3
MSCI Emerging Markets Index	4	September 2020		197	(1)	—
MSCI Singapore Free Index	6	July 2020	SGD	178	1	(1)
MSCI Taiwan Index	36	July 2020		1,559	12	(2)
NASDAQ 100 Stock Index	5	September 2020		990	16	25
Nikkei 225 Index	16	September 2020	JPY	356,983	33	(6)
OMX 30 Index	2	July 2020	SEK	332	—	—
S&P 500 Index	4	September 2020		621	10	(3)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/AQR Managed Futures Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P/TSX 60 Index	2	September 2020	CAD	373	2	(1)
Silver	3	September 2020		270	10	9
Topix Index	25	September 2020	JPY	393,630	14	(37)
United States 10 Year Note	44	September 2020		6,100	(7)	24
United States 2 Year Note	442	October 2020		97,521	7	85
United States 5 Year Note	175	October 2020		21,932	(6)	73
United States Long Bond	14	September 2020		2,491	(7)	9
United States Ultra Bond	4	September 2020		861	(4)	12
					287	972
Short Contracts
3M EUROSWISS	(10)	December 2020	CHF	(2,518)	—	—
3M EUROSWISS	(9)	March 2021	CHF	(2,266)	—	—
3M EUROSWISS	(8)	June 2021	CHF	(2,014)	—	—
Aluminum	(14)	September 2020		(550)	(20)	(16)
Brent Crude	(8)	July 2020		(306)	5	(24)
CAC 40 Index	(30)	July 2020	EUR	(1,478)	3	4
CAD/USD Spot Rate	(55)	September 2020		(4,093)	(30)	44
Cocoa	(4)	September 2020		(89)	2	2
Coffee "C"	(25)	September 2020		(921)	(9)	(26)
Corn	(92)	September 2020		(1,538)	(60)	(33)
Crude Oil, WTI	(2)	August 2020		(73)	1	(5)
DAX Index	(2)	September 2020	EUR	(616)	(5)	—
Dow Jones Industrial Average Index	(4)	September 2020		(506)	(4)	(8)
Euro Schatz	(83)	September 2020	EUR	(9,301)	1	(8)
Euro STOXX 50 Price Index	(18)	September 2020	EUR	(575)	—	(5)
Gasoline, RBOB	(3)	August 2020		(153)	(2)	1
GBP/USD Spot Rate	(8)	September 2020		(633)	(5)	14
KC HRW Wheat	(20)	September 2020		(448)	(3)	8
Lean Hogs	(1)	August 2020		(19)	—	—
Live Cattle	(12)	September 2020		(463)	—	1
Low Sulfur Gasoil	(5)	August 2020		(167)	(2)	(11)
MXN/USD Spot Rate	(26)	September 2020		(589)	(3)	29
Natural Gas	(154)	August 2020		(2,835)	(72)	139
NZD/USD Spot Rate	(15)	September 2020		(981)	(6)	13
Russell 2000 Index	(8)	September 2020		(566)	(6)	(9)
S&P Midcap 400 Index	(1)	September 2020		(179)	(2)	1
S&P/ASX 200 Index	(4)	September 2020	AUD	(590)	(6)	1
Soybean	(18)	November 2020		(781)	(17)	(13)
Soybean Meal	(19)	December 2020		(565)	(14)	3
Soybean Oil	(3)	December 2020		(51)	(1)	(1)
Sugar No. 11	(2)	December 2020		(27)	(1)	—
Wheat	(48)	September 2020		(1,179)	(13)	(1)
Zinc	(3)	September 2020		(153)	(6)	—
					(275)	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/AQR Managed Futures Strategy Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	09/16/20	AUD	3,286	2,269	(13)
AUD/USD	CIT	09/16/20	AUD	12,188	8,412	189
BRL/USD	CIT	09/16/20	BRL	3,810	698	(30)
BRL/USD	CIT	09/16/20	BRL	219	41	—
CAD/USD	CIT	09/16/20	CAD	13,478	9,930	(106)
CAD/USD	CIT	09/16/20	CAD	1,785	1,315	—
CHF/USD	CIT	09/16/20	CHF	170	180	(1)
CHF/USD	CIT	09/16/20	CHF	4,368	4,620	65
CLP/USD	CIT	09/16/20	CLP	157,109	191	(8)
CLP/USD	CIT	09/16/20	CLP	82,947	101	—
COP/USD	CIT	09/16/20	COP	961,739	254	(11)
COP/USD	CIT	09/16/20	COP	519,501	138	—
EUR/USD	CIT	09/16/20	EUR	3,793	4,269	(24)
EUR/USD	CIT	09/16/20	EUR	4,290	4,828	17
GBP/USD	CIT	09/16/20	GBP	14,763	18,301	(422)
GBP/USD	CIT	09/16/20	GBP	512	634	6
HUF/USD	CIT	09/16/20	HUF	767,655	2,435	(63)
HUF/USD	CIT	09/16/20	HUF	142,973	453	2
IDR/USD	CIT	09/16/20	IDR	6,205,728	430	(3)
IDR/USD	CIT	09/16/20	IDR	6,727,330	466	3
ILS/USD	CIT	09/16/20	ILS	1,407	407	(2)
ILS/USD	CIT	09/16/20	ILS	2,109	609	—
INR/USD	CIT	09/16/20	INR	67,515	888	3
JPY/USD	CIT	09/16/20	JPY	2,489,698	23,082	(115)
KRW/USD	CIT	09/16/20	KRW	8,905,673	7,408	(39)
KRW/USD	CIT	09/16/20	KRW	12,032,718	10,011	77
MXN/USD	CIT	09/17/20	MXN	25,627	1,104	(36)
NOK/USD	CIT	09/16/20	NOK	10,707	1,112	(22)
NOK/USD	CIT	09/16/20	NOK	5,779	601	2
NZD/USD	CIT	09/16/20	NZD	13,061	8,428	177
PHP/USD	CIT	09/16/20	PHP	73,688	1,473	18
PLN/USD	CIT	09/16/20	PLN	14,154	3,578	(30)
PLN/USD	CIT	09/16/20	PLN	23,371	5,909	37
SEK/USD	CIT	09/16/20	SEK	11,765	1,263	(12)
SEK/USD	CIT	09/16/20	SEK	13,787	1,481	23
SGD/USD	CIT	09/16/20	SGD	901	647	(4)
SGD/USD	CIT	09/16/20	SGD	3,718	2,668	7
TWD/USD	CIT	09/16/20	TWD	61,435	2,083	(16)
TWD/USD	CIT	09/16/20	TWD	46,783	1,587	8
USD/AUD	CIT	09/16/20	AUD	(6,658)	(4,596)	(32)
USD/AUD	CIT	09/16/20	AUD	(1,410)	(974)	8
USD/BRL	CIT	09/16/20	BRL	(9,476)	(1,735)	95
USD/CAD	CIT	09/16/20	CAD	(25,177)	(18,548)	(188)
USD/CAD	CIT	09/16/20	CAD	(3,814)	(2,809)	4
USD/CHF	CIT	09/16/20	CHF	(3,141)	(3,323)	(45)
USD/CHF	CIT	09/16/20	CHF	(57)	(60)	—
USD/CLP	CIT	09/16/20	CLP	(30,506)	(38)	1
USD/COP	CIT	09/16/20	COP	(2,078,438)	(550)	3
USD/EUR	CIT	09/16/20	EUR	(2,025)	(2,279)	(5)
USD/EUR	CIT	09/16/20	EUR	(2,268)	(2,553)	8
USD/GBP	CIT	09/16/20	GBP	(22,083)	(27,375)	(238)
USD/GBP	CIT	09/16/20	GBP	(3,549)	(4,400)	28
USD/HUF	CIT	09/16/20	HUF	(535,980)	(1,700)	(15)
USD/HUF	CIT	09/16/20	HUF	(501,474)	(1,590)	37
USD/IDR	CIT	09/16/20	IDR	(4,225,687)	(293)	(6)
USD/IDR	CIT	09/16/20	IDR	(3,165,642)	(220)	—
USD/ILS	CIT	09/16/20	ILS	(518)	(150)	—
USD/INR	CIT	09/16/20	INR	(17,459)	(230)	(2)
USD/INR	CIT	09/16/20	INR	(40,106)	(528)	—
USD/JPY	CIT	09/16/20	JPY	(930,541)	(8,627)	(77)
USD/JPY	CIT	09/16/20	JPY	(1,732,312)	(16,060)	45
USD/KRW	CIT	09/16/20	KRW	(13,449,373)	(11,188)	(264)
USD/MXN	CIT	09/17/20	MXN	(5,418)	(233)	(2)
USD/MXN	CIT	09/17/20	MXN	(29,170)	(1,256)	57
USD/NOK	CIT	09/16/20	NOK	(16,962)	(1,763)	(38)
USD/NOK	CIT	09/16/20	NOK	(32,662)	(3,393)	36
USD/NZD	CIT	09/16/20	NZD	(16,191)	(10,447)	(299)
USD/NZD	CIT	09/16/20	NZD	(1,432)	(924)	5
USD/PHP	CIT	09/16/20	PHP	(11,849)	(239)	—
USD/PLN	CIT	09/16/20	PLN	(48,316)	(12,214)	(199)
USD/PLN	CIT	09/16/20	PLN	(10,906)	(2,757)	22
USD/SEK	CIT	09/16/20	SEK	(3,559)	(382)	(3)
USD/SEK	CIT	09/16/20	SEK	(4,399)	(473)	1
USD/SGD	CIT	09/16/20	SGD	(3,764)	(2,702)	(50)
USD/SGD	CIT	09/16/20	SGD	(529)	(379)	—
USD/TWD	CIT	09/16/20	TWD	(15,174)	(514)	4
USD/ZAR	CIT	09/16/20	ZAR	(74,481)	(4,257)	(34)
USD/ZAR	CIT	09/16/20	ZAR	(76,354)	(4,366)	86
ZAR/USD	CIT	09/16/20	ZAR	37,096	2,122	(13)
ZAR/USD	CIT	09/16/20	ZAR	16,957	970	3
					(18,729)	(1,390)

JNL/AQR Managed Futures Strategy Fund — OTC Total Return Swap Agreements
Reference Entity	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Hang Seng China Enterprises Index Future, Jul. 2020	MLP	07/30/20	HKD	17,620	—	(33)
KOSPI 200 Index Future, Sep. 2020	MLP	09/10/20	KRW	4,860,156	—	(13)
Swiss Market Index Future, Sep. 2020	MLP	09/18/20	CHF	203	—	(3)
					—	(49)
Total return swap agreements - paying return
FUTURES
Soybean Future, Nov. 2020	CGM	11/17/20		(2,150)	—	(12)
Soybean Meal Future, Dec. 2020	CGM	12/16/20		(1,848)	—	13
Soybean Oil Future, Dec. 2020	CGM	12/23/20		(34)	—	—
Live Cattle Future, Aug. 2020	MLP	09/16/20		(40)	—	1
Soybean Meal Future, Dec. 2020	MLP	12/16/20		(176)	—	(1)
					—	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Advantage International Fund *
COMMON STOCKS 97.8%
Japan 25.2%
Chugai Pharmaceutical Co. Ltd.	2	96
Kao Corp.	2	190
KDDI Corp.	7	219
Keyence Corp.	1	293
Murata Manufacturing Co. Ltd.	3	164
Nintendo Co. Ltd.	1	223
Nippon Telegraph & Telephone Corp.	3	63
NTT Data Corp.	1	10
NTT DoCoMo Inc.	3	72
Softbank Corp.	6	74
SoftBank Group Corp.	4	182
Sony Corp.	4	248
Sumitomo Mitsui Financial Group Inc.	7	205
Takeda Pharmaceutical Co. Ltd.	5	172
Tokyo Electron Ltd.	1	148
Toyota Boshoku Corporation	1	9
Toyota Motor Corp.	2	132
Other Securities		4,359
		6,859
United Kingdom 13.2%
AstraZeneca PLC	3	339
British American Tobacco P.L.C.	6	216
Diageo PLC	9	293
Experian PLC	6	223
GlaxoSmithKline PLC	12	247
HSBC Holdings PLC	42	196
Unilever N.V.	2	103
Unilever PLC	2	134
Other Securities		1,840
		3,591
France 11.5%
AXA SA (a)	8	162
Dassault Systemes SA	1	159
L'Oreal SA	1	341
LVMH Moet Hennessy Louis Vuitton SE	1	305
Sanofi SA	2	227
Schneider Electric SE (b)	2	222
Societe Generale SA	11	191
Total SA (a)	5	194
Other Securities		1,319
		3,120
Switzerland 10.8%
Alcon AG (b)	1	56
Geberit AG	-	151
Givaudan SA	-	254
Nestle SA	8	883
Novartis AG	5	448
Roche Holding AG	2	581
Sika AG	1	263
Other Securities		306
		2,942
Germany 8.3%
Adidas AG (b)	1	207
Deutsche Boerse AG	2	291
Merck KGaA	2	236
SAP SE	3	374
Siemens AG	3	404
Siemens Healthineers AG	-	13
Other Securities		733
		2,258
Netherlands 6.4%
ASML Holding	1	336
Koninklijke Philips N.V. (b)	6	295
Royal Dutch Shell PLC - Class A	8	127
Royal Dutch Shell PLC - Class B	7	113
Other Securities		869
		1,740
Australia 6.0%
BHP Group PLC	3	64
BHP Group PLC	9	226
Commonwealth Bank of Australia	3	168
CSL Ltd.	1	229
Other Securities		954
		1,641
Sweden 3.5%
Other Securities		943
Hong Kong 2.9%
AIA Group Limited	28	265
CLP Holdings Ltd.	14	142
Other Securities		388
		795
Italy 2.4%
Assicurazioni Generali SpA	10	152
Other Securities		502
		654
Spain 2.0%
Banco Bilbao Vizcaya Argentaria SA	50	171
Other Securities		372
		543
Denmark 1.8%
Novo Nordisk A/S - Class B	4	252
Other Securities		247
		499
Finland 1.4%
Other Securities		393
Belgium 0.7%
Other Securities		200
Singapore 0.5%
Other Securities		127
Norway 0.4%
Other Securities		99
Luxembourg 0.2%
Other Securities		63
New Zealand 0.2%
Other Securities		60
Portugal 0.2%
Other Securities		48
Austria 0.1%
Other Securities		34
Israel 0.1%
Other Securities		31
Macau 0.0%
Other Securities		11
Total Common Stocks (cost $26,910)		26,651
PREFERRED STOCKS 0.2%
Germany 0.2%
Other Securities		45
Total Preferred Stocks (cost $46)		45
RIGHTS 0.0%
Spain 0.0%
Other Securities		5
Total Rights (cost $5)		5
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	300	300
Total Short Term Investments (cost $300)		300
Total Investments 99.1% (cost $27,261)		27,001
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 0.9%		235
Total Net Assets 100.0%		27,235

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/BlackRock Advantage International Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	4	September 2020	362	(1)	(6)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund *
COMMON STOCKS 59.3%
Information Technology 13.4%
Apple Inc. (a)	192	70,143
ASML Holding (a)	54	19,771
MasterCard Incorporated - Class A (a)	92	27,301
Microsoft Corporation (a)	359	73,099
Salesforce.Com, Inc. (b)	145	27,111
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	2,216	23,601
Other Securities		204,400
		445,426
Health Care 9.7%
AbbVie Inc. (a)	181	17,791
Anthem, Inc. (a)	68	17,957
Johnson & Johnson (a)	159	22,396
Roche Holding AG (a)	64	22,137
Sanofi SA (a)	193	19,788
UnitedHealth Group Incorporated (a)	115	34,062
Other Securities		189,540
		323,671
Consumer Discretionary 7.9%
Amazon.com, Inc. (a) (b) (c)	24	67,580
D.R. Horton, Inc. (a)	418	23,158
Lowe`s Companies, Inc. (a)	154	20,834
McDonald's Corporation (a)	100	18,526
Rai Way S.P.A. (b)	599	3,956
Starbucks Corporation (a)	273	20,065
The Home Depot, Inc. (a)	73	18,221
Other Securities		89,241
		261,581
Communication Services 6.8%
Alphabet Inc. - Class C (a) (b)	37	52,058
Charter Communications, Inc. - Class A (a) (b) (c)	51	25,983
Comcast Corporation - Class A (a) (c)	699	27,257
Deutsche Telekom AG	905	15,316
Facebook, Inc. - Class A (a) (b)	81	18,375
Tencent Holdings Limited (a)	313	20,202
T-Mobile USA, Inc. (b)	17	1,774
Vodafone Group Public Limited Company	11,667	18,615
Other Securities		47,831
		227,411
Financials 5.9%
Bank of America Corporation (a)	901	21,401
Citigroup Inc. (a)	187	9,542
JPMorgan Chase & Co. (a)	270	25,382
Marsh & McLennan Companies, Inc. (a)	161	17,252
Morgan Stanley (a)	619	29,889
UniCredit S.p.A. (b)	1,956	18,143
Other Securities		75,860
		197,469
Industrials 5.4%
Koninklijke Philips N.V. (b)	388	18,204
L3Harris Technologies, Inc.	130	22,029
Raytheon BBN Technologies Corp. (a)	360	22,153
Siemens AG	263	31,242
Union Pacific Corporation (a)	138	23,295
Other Securities		60,963
		177,886
Consumer Staples 3.2%
Danone (b)	298	20,653
Unilever N.V.	270	14,432
Unilever PLC	132	7,117
Other Securities		64,281
		106,483
Materials 3.1%
Air Products and Chemicals, Inc. (a)	94	22,757
Akzo Nobel N.V.	201	18,115
Other Securities		60,567
		101,439
Utilities 1.8%
Endesa SA (d)	1	24
Enel SpA	3,359	29,095
NextEra Energy, Inc. (a)	105	25,238
Other Securities		5,262
		59,619
Energy 1.5%
Other Securities		49,430
Real Estate 0.6%
Other Securities		21,593
Total Common Stocks (cost $1,707,159)		1,972,008
GOVERNMENT AND AGENCY OBLIGATIONS 15.1%
Sovereign 5.5%
Cabinet Office, Government of Japan
0.40%, 09/20/49, JPY	3,490,750	30,719
Commonwealth of Australia
3.00%, 03/21/47, AUD (e)	28,649	24,939
Estado Español
0.60%, 10/31/29, EUR	20,475	23,511
1.25%, 10/31/30, EUR (e)	2,781	3,373
2.70%, 10/31/48, EUR (e)	2,251	3,411
Segretariato Generale Della Presidenza Della Repubblica
1.35%, 04/01/30, EUR	23,189	26,343
3.85%, 09/01/49, EUR (e)	11,672	17,685
Other Securities		52,565
		182,546
U.S. Treasury Inflation Indexed Securities 3.8%
Treasury, United States Department of
0.63%, 04/15/23 (f)	14,101	14,663
0.13%, 10/15/24 (f)	43,318	45,382
0.13%, 04/15/25 (f)	40,836	42,833
0.13%, 01/15/30 (f)	21,726	23,484
		126,362
U.S. Treasury Note 2.6%
Treasury, United States Department of
1.75%, 11/15/29 (c)	76,830	84,801
Mortgage-Backed Securities 2.0%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 07/15/48 (g)	64,999	67,736
U.S. Treasury Bond 1.2%
Treasury, United States Department of
1.13%, 05/15/40	5,638	5,585
2.38%, 11/15/49	28,114	34,695
		40,280
Total Government And Agency Obligations (cost $487,170)		501,725
CORPORATE BONDS AND NOTES 7.3%
Financials 2.2%
Bank of America Corporation
4.00%, 01/22/25	1,154	1,271
2.59%, 04/29/31	2,850	3,019
Citigroup Inc.
5.95%, (callable at 100 beginning 08/15/20) (h)	2,045	1,931
3.35%, 04/24/25	1,605	1,733
3.11%, 04/08/26	2,665	2,864
4.41%, 03/31/31	1,391	1,643
5.32%, 03/26/41	857	1,161
JPMorgan Chase & Co.
2.08%, 04/22/26	2,485	2,577
2.18%, 06/01/28	830	859
3.11%, 04/22/51	1,300	1,400
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	248	298
2.25%, 11/15/30	1,000	1,040
Morgan Stanley
4.83%, (3M USD LIBOR + 3.61%), (callable at 100 beginning 10/15/20) (h) (i)	1,618	1,436
2.19%, 04/28/26	1,845	1,918
3.62%, 04/01/31	3,846	4,401
UniCredit S.p.A.
5.46%, 06/30/35 (j) (k)	907	911
Other Securities		44,827
		73,289

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Communication Services 0.9%
Charter Communications Operating, LLC
2.80%, 04/01/31	2,465	2,504
Comcast Corporation
2.80%, 01/15/51	885	900
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (h) (k)	1,730	1,735
Tencent Holdings Limited
3.24%, 06/03/50 (k)	426	430
T-Mobile USA, Inc.
3.50%, 04/15/25 (k)	870	949
3.75%, 04/15/27 (k)	2,937	3,254
3.88%, 04/15/30 (k)	2,931	3,256
2.55%, 02/15/31 (k)	2,140	2,146
Other Securities		13,804
		28,978
Health Care 0.7%
AbbVie Inc.
4.25%, 11/21/49 (k)	996	1,204
Anthem, Inc.
2.25%, 05/15/30	1,850	1,902
3.13%, 05/15/50	995	1,033
Other Securities		20,888
		25,027
Consumer Discretionary 0.7%
Lowe`s Companies, Inc.
5.13%, 04/15/50	890	1,228
McDonald's Corporation
3.50%, 07/01/27	740	839
4.45%, 09/01/48	878	1,084
4.20%, 04/01/50	997	1,202
Starbucks Corporation
2.55%, 11/15/30	997	1,046
3.50%, 11/15/50	997	1,049
The Home Depot, Inc.
3.30%, 04/15/40	1,498	1,691
Other Securities		13,778
		21,917
Information Technology 0.6%
Other Securities		19,062
Industrials 0.5%
Union Pacific Corporation
3.25%, 02/05/50	996	1,090
Other Securities		16,766
		17,856
Materials 0.5%
Other Securities		16,221
Energy 0.5%
Other Securities		16,122
Real Estate 0.4%
Forestar Group Inc.
5.00%, 03/01/28 (k)	1,650	1,594
Other Securities		10,907
		12,501
Utilities 0.2%
Other Securities		6,478
Consumer Staples 0.1%
Other Securities		5,025
Total Corporate Bonds And Notes (cost $237,712)		242,476
INVESTMENT COMPANIES 4.5%
Financial Select Sector SPDR Fund (d)	137	3,178
iShares China Large-Cap ETF (d) (l)	80	3,158
iShares iBoxx USD High Yield Corporate Bond ETF (d) (l)	284	23,216
iShares iBoxx USD Investment Grade Corporate Bond ETF (d) (l)	25	3,318
iShares MSCI Emerging Markets ETF (l)	13	505
iShares Nasdaq Biotechnology Index Fund (d) (l)	5	635
iShares Russell 2000 ETF (a) (d) (l)	38	5,476
iShares S&P 500 Value Index Fund (l)	35	3,752
SPDR Gold Trust ETF (a) (b)	432	72,365
SPDR S&P 500 ETF (a) (d)	50	15,366
Other Securities		19,069
Total Investment Companies (cost $145,081)		150,038
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.1%
JPMCC Commercial Mortgage Securities Trust
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	782
Other Securities		34,984
Total Non-U.S. Government Agency Asset-Backed Securities (cost $35,590)		35,766
PREFERRED STOCKS 0.7%
Financials 0.2%
Other Securities		7,256
Information Technology 0.2%
Other Securities		6,685
Health Care 0.2%
Other Securities		6,569
Consumer Discretionary 0.1%
Other Securities		2,116
Utilities 0.0%
Other Securities		32
Energy 0.0%
Other Securities		18
Total Preferred Stocks (cost $21,778)		22,676
SENIOR FLOATING RATE INSTRUMENTS 0.7%
Industrials 0.2%
Other Securities		6,666
Communication Services 0.2%
VodafoneZiggo Group Holding B.V.
Term Loan, 3.00%, (3M EURIBOR + 3.00%), 01/16/29, EUR (i)	6,053	6,557
Consumer Discretionary 0.2%
Other Securities		4,594
Consumer Staples 0.1%
Other Securities		3,938
Utilities 0.0%
Other Securities		912
Energy 0.0%
Other Securities		4
Total Senior Floating Rate Instruments (cost $23,911)		22,671
TRUST PREFERREDS 0.2%
Financials 0.2%
Citigroup Capital XIII, 7.13%, (callable at 25 beginning 08/12/20)	101	2,665
Other Securities		2,477
Total Trust Preferreds (cost $5,669)		5,142
RIGHTS 0.0%
T-Mobile USA, Inc. (b)	17	3
Other Securities		3
Total Rights (cost $3)		6
SHORT TERM INVESTMENTS 13.6%
U.S. Treasury Bill 7.6%
Treasury, United States Department of
0.11%, 07/07/20 (m)	27,000	26,999
1.55%, 07/09/20 (m)	50,000	49,999
0.10%, 07/14/20 (m)	6,500	6,500
0.14%, 07/16/20 (m)	28,000	27,998
0.09%, 07/23/20 (m)	46,000	45,996
1.54%, 08/13/20 (m)	25,000	24,996
1.54%, 08/20/20 (m)	8,750	8,748
0.41%, 09/10/20 (m)	38,000	37,990
0.13%, 09/22/20 (m)	22,000	21,993
		251,219
Treasury Securities 4.7%
Cabinet Office, Government of Japan
-0.17%, 07/20/20, JPY (m)	2,361,950	21,876
-0.20%, 07/27/20, JPY (m)	2,583,450	23,928

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
-0.16%, 08/03/20, JPY (m)	2,708,300	25,084
-0.16%, 08/11/20, JPY (m)	3,322,950	30,778
-0.13%, 08/17/20, JPY (m)	2,987,550	27,672
-0.13%, 09/07/20, JPY (m)	928,150	8,598
-0.12%, 09/14/20, JPY (m)	2,048,900	18,980
		156,916
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (l) (n)	43,915	43,915
Total Short Term Investments (cost $453,243)		452,050
Total Investments 102.5% (cost $3,117,316)		3,404,558
Total Securities Sold Short (0.1)% (proceeds $1,751)		(2,586)
Total Purchased Options 1.2% (cost $31,029)		38,535
Other Derivative Instruments (0.9)%		(31,459)
Other Assets and Liabilities, Net (2.7)%		(86,592)
Total Net Assets 100.0%		3,322,456

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security was on loan as of June 30, 2020.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $67,266.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Convertible security.

(k) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $89,827 and 2.7% of the Fund.

(l) Investment in affiliate.

(m) The coupon rate represents the yield to maturity.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
Communication Services (0.1%)
Netflix, Inc. (6)	(2,586)
Total Common Stocks (proceeds $1,751)	(2,586)
Total Securities Sold Short (0.1%) (proceeds $1,751)	(2,586)

Summary of Investments by Country^	Total Long Term Investments
United States of America	69.6%
Japan	3.8
Italy	3.4
Netherlands	3.3
China	2.9
France	2.6
Germany	2.0
United Kingdom	2.0
Switzerland	1.4
Spain	1.4
Australia	1.2
Taiwan	1.0
Hong Kong	1.0
Canada	0.8
India	0.6
Singapore	0.4
Greece	0.3
Finland	0.3
Cayman Islands	0.3
Argentina	0.2
South Korea	0.2
Belgium	0.2
Indonesia	0.1
Mexico	0.1
Brazil	0.1
Colombia	0.1
Saudi Arabia	0.1
Qatar	0.1
Jersey	0.1
Denmark	0.1
Chile	0.1
Thailand	0.1
United Arab Emirates	0.1
Ukraine	—
Uruguay	—
Panama	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Summary of Investments by Country^	Total Long Term Investments
Russian Federation	—
Dominican Republic	—
Portugal	—
Ireland	—
Egypt	—
Paraguay	—
Romania	—
Malaysia	—
Peru	—
Philippines	—
South Africa	—
Turkey	—
Sweden	—
Poland	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/BlackRock Global Allocation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases/ Covers($)	Sales/Shorts Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares Nasdaq Biotechnology Index Fund	—	527	—	1	—	108	635	—
iShares Russell 2000 ETF	6,047	11,774	8,786	44	(3,024)	(535)	5,476	0.2
iShares iBoxx USD High Yield Corporate Bond ETF	—	50,067	29,882	193	2,587	444	23,216	0.7
iShares S&P 500 Value Index Fund	4,590	—	79	50	4	(763)	3,752	0.1
iShares China Large-Cap ETF	3,649	7,791	7,621	27	(283)	(378)	3,158	0.1
iShares MSCI Emerging Markets ETF	9,024	—	7,238	3	(1,176)	(105)	505	—
iShares iBoxx USD Investment Grade Corporate Bond ETF*	—	48,762	48,711	(26)	3,183	84	3,318	0.1
	23,310	118,921	102,317	292	1,291	(1,145)	40,060	1.2

*During the period, the Fund held both long and short positions in this security.

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/20/19	732	872	—
Comisión Federal de Electricidad, 4.75%, 02/23/27	04/29/20	831	885	—
Commonwealth of Australia, 3.00%, 03/21/47	05/24/17	22,125	24,939	0.8
Corporacion Nacional del Cobre de Chile, 4.25%, 07/17/42	04/29/20	828	906	—
DP World UAE Region FZE, 6.85%, 07/02/37	05/08/20	396	411	—
Empresa Nacional del Petroleo, 4.50%, 09/14/47	05/01/20	408	460	—
Estado Español, 1.25%, 10/31/30	06/30/20	3,374	3,373	0.1
Estado Español, 2.70%, 10/31/48	04/20/20	2,971	3,411	0.1
Export-Import Bank of India, 3.88%, 02/01/28	04/29/20	394	412	—
Grand Round, Inc. - Series C	03/31/15	1,774	2,370	0.1
Greek Parliament, 2.00%, 04/22/27	06/12/20	8,293	8,300	0.3
Harvest CLO XVIII Designated Activity Company, Series B-18X, 1.20%, 10/15/30	06/15/20	112	111	—
Itau Unibanco Holding S.A., 3.25%, 01/24/25	06/09/20	422	414	—
Jawbone Inc.	01/25/17	—	—	—
Lloyds Bank PLC, 13.00%, callable at 100 beginning 01/22/29	08/22/12	4,683	4,845	0.2
Lookout, Inc. - Series F	09/19/14	3,242	3,164	0.1
Lookout, Inc.	03/04/15	237	101	—
Oak Hill European Credit Partners IV Designated Activity Company, Series 2017-B1-6X, 1.20%, 01/20/32	06/15/20	114	113	—
Palantir Technologies Inc. - Series I	03/27/14	3,142	3,521	0.1
Presidencia De La Nacion, 0.00%, 01/15/23	11/02/17	2,069	777	—
Presidencia De La Nacion, 0.00%, 01/15/28	03/01/18	500	176	—
Presidencia De La Nacion, 0.00%, 12/31/33	01/22/18	2,660	931	—
Presidencia de la Republica Dominicana, 5.50%, 01/27/25	04/29/20	399	431	—
Presidencia de la Republica Dominicana, 6.88%, 01/29/26	05/27/20	345	345	—
PT Pertamina (Persero), 3.65%, 07/30/29	05/28/20	878	881	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Quintis Limited	11/03/17	1,905	2,004	0.1
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	4	—
Rockford Tower Europe CLO Designated Activity Company, Series 2018-B-1X, 1.85%, 12/20/31	06/24/20	111	111	—
Russia Government International Bond, 5.25%, 06/23/47	05/04/20	737	792	—
S.A.C.I.Falabella, 4.38%, 01/27/25	06/08/20	419	425	—
Saudi Arabia, Kingdom of, 4.63%, 10/04/47	04/29/20	1,270	1,374	0.1
Saudi Arabian Oil Company, 4.25%, 04/16/39	04/29/20	471	501	—
Saudi Electricity Global Sukuk Company 2, 5.06%, 04/08/43	05/08/20	401	424	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	07/10/19	16,616	17,685	0.6
The Arab Republic of Egypt, 7.60%, 03/01/29	05/29/20	478	473	—
The Republic of Indonesia, The Government of, 6.63%, 02/17/37	05/28/20	890	898	—
		84,833	86,840	2.6

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	110	September 2020	AUD	16,385	9	(13)
DAX Index	30	September 2020	EUR	9,191	67	61
Euro OAT	176	September 2020	EUR	29,081	(14)	478
Euro STOXX 50 Price Index	643	September 2020	EUR	20,438	7	321
FTSE 100 Index	54	September 2020	GBP	3,352	(37)	(41)
FTSE/MIB Index	36	September 2020	EUR	3,489	(17)	(19)
Italy Government BTP Bond	152	September 2020	EUR	21,494	94	422
MSCI Emerging Markets Index	93	September 2020		4,471	(19)	113
United States 10 Year Note	1,164	September 2020		161,155	(182)	841
United States 10 Year Ultra Bond	779	September 2020		121,888	(199)	793
United States Ultra Bond	117	September 2020		25,349	(164)	175
					(455)	3,131
Short Contracts
Euro Bund	(18)	September 2020	EUR	(3,134)	3	(48)
Nikkei 225 Index	(10)	September 2020	JPY	(115,072)	2	34
S&P 500 Index	(615)	September 2020		(93,847)	(1,382)	(1,177)
United States 2 Year Note	(1,390)	October 2020		(306,936)	(22)	(15)
United States 5 Year Note	(1,721)	October 2020		(215,711)	54	(692)
United States Long Bond	(44)	September 2020		(7,853)	21	(4)
					(1,324)	(1,902)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	52,600	1	546
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	54,190	1	562
3M LIBOR (Q)	Receiving	1.06	(S)	03/27/22		171,427	(20)	(2,493)
3M LIBOR (Q)	Receiving	0.53	(S)	06/06/24		32,103	8	(143)
3M LIBOR (Q)	Receiving	1.60	(S)	01/24/25		68,142	15	(4,016)
3M LIBOR (Q)	Receiving	0.69	(S)	06/23/30		7,837	11	(44)
3M LIBOR (Q)	Receiving	0.89	(S)	07/02/50		5,812	56	56
							72	(5,532)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.33 (Q)	1.00	12/20/24	134,009	(1,612)	(203)	1,347

Credit default swap agreements - sell protection
CDX.NA.HY.34.V6 (Q)	5.00	06/20/25	(6,035)	(39)	52	75
ITRAXX.EUR.XO.32 (Q)	5.00	12/20/24	(3,291)	204	25	(307)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ITRAXX.EUR.XO.33 (Q)	5.00	06/20/25	(7,326)	425	57	316
				590	134	84

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Index Options
Euro STOXX 600 Banks Price Index	Call	EUR	70.00	09/18/20	1,066	159

Options on Securities
Alibaba Group Holding Limited	Call		205.00	07/17/20	82	106
Alibaba Group Holding Limited	Call		210.00	02/19/21	296	767
Amazon.com, Inc.	Call		2,300.00	07/17/20	25	1,137
Amazon.com, Inc.	Call		2,350.00	01/15/21	6	318
American Airlines Group Inc.	Put		13.00	07/17/20	757	83
Anthem, Inc.	Put		260.00	09/18/20	123	241
Anthem, Inc.	Put		250.00	12/18/20	126	312
Apple Inc.	Call		300.00	10/16/20	110	791
Autodesk, Inc.	Call		155.00	07/17/20	105	884
Bank of America Corporation	Call		27.00	12/18/20	905	126
BJs Wholesale Club Holdings, Inc.	Put		30.00	11/20/20	270	43
Boston Scientific Corporation	Call		35.00	08/21/20	473	96
Capital One Financial Corporation	Call		72.50	09/18/20	439	124
Chewy, Inc.	Put		45.00	10/16/20	108	68
Costco Wholesale Corporation	Call		315.00	10/16/20	60	55
ETSY, Inc.	Put		70.00	09/18/20	108	20
Global Payments Inc.	Call		195.00	08/21/20	176	28
Invesco QQQ Trust, Series 1	Call		228.00	07/17/20	301	615
Invesco QQQ Trust, Series 1	Call		260.00	08/21/20	331	133
Invesco QQQ Trust, Series 1	Call		255.00	08/21/20	213	129
Invesco QQQ Trust, Series 1	Call		253.00	09/18/20	272	258
iShares iBoxx USD High Yield Corporate Bond ETF	Call		82.00	07/17/20	1,745	119
iShares Russell 2000 ETF	Call		145.00	08/21/20	523	334
iShares Russell 2000 ETF	Call		160.00	09/18/20	869	170
JPMorgan Chase & Co.	Call		110.00	12/18/20	208	79
L3Harris Technologies, Inc.	Call		200.00	08/21/20	83	9
MasterCard Incorporated	Call		305.00	08/21/20	112	110
Microsoft Corporation	Call		165.00	12/18/20	192	828
NXP Semiconductors N.V.	Call		110.00	09/18/20	163	211
PPG Industries, Inc.	Call		95.00	08/21/20	350	448
Raytheon BBN Technologies Corp.	Call		75.00	09/18/20	262	31
SPDR Gold Shares	Call		180.00	09/18/20	708	160
SPDR S&P 500 ETF	Call		300.00	07/17/20	312	389
SPDR S&P 500 ETF	Call		310.00	07/17/20	324	184
SPDR S&P 500 ETF	Call		285.00	07/17/20	517	1,296
SPDR S&P 500 ETF	Call		325.00	08/21/20	127	47
SPDR S&P 500 ETF	Call		320.00	08/21/20	764	426
SPDR S&P 500 ETF	Call		315.00	08/21/20	760	608
SPDR S&P 500 ETF	Call		335.00	08/21/20	1,021	152
SPDR S&P 500 ETF	Call		290.00	09/18/20	196	543
SPDR S&P 500 ETF	Call		325.00	09/18/20	464	278
SPDR S&P 500 ETF	Call		330.00	09/18/20	844	352
SPDR S&P 500 ETF	Call		300.00	09/18/20	236	480
SPDR S&P 500 ETF	Call		294.00	09/30/20	153	389
SPDR S&P 500 ETF	Call		350.00	11/20/20	556	148
SPDR S&P 500 ETF	Call		290.00	12/18/20	693	2,327
SPDR S&P 500 ETF	Call		300.00	12/18/20	1,075	2,892
SPDR S&P 500 ETF	Call		350.00	12/31/20	270	89
SPDR S&P 500 ETF	Call		305.00	12/17/21	402	1,369
SPDR S&P 500 ETF	Put		295.00	07/01/20	158	1
SPDR S&P 500 ETF	Put		295.00	07/02/20	158	4
SPDR S&P 500 ETF	Put		305.00	07/17/20	703	379
SPDR S&P 500 ETF	Put		290.00	08/21/20	433	282
SPDR S&P 500 ETF Trust	Put		42.00	09/18/20	271	75
Stamps.com Inc.	Put		170.00	08/21/20	22	40
Starbucks Corporation	Call		77.50	10/16/20	215	74
The Home Depot, Inc.	Call		240.00	07/17/20	279	361
The Home Depot, Inc.	Call		200.00	08/21/20	141	733
The Select Sector SPDR Trust	Call		25.00	07/17/20	2,162	28
The Select Sector SPDR Trust	Call		25.00	09/18/20	1,361	98

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
The Walt Disney Company	Call	110.00	09/18/20	205	178
UnitedHealth Group Incorporated	Put	280.00	09/18/20	110	156
UnitedHealth Group Incorporated	Put	280.00	12/18/20	113	266
VanEck Vectors Semiconductor ETF	Call	160.00	08/21/20	170	78
VanEck Vectors Semiconductor ETF	Call	145.00	01/15/21	350	702
VMware, Inc.	Call	160.00	10/16/20	287	314
Wayfair Inc.	Put	160.00	08/21/20	27	26
Wells Fargo & Company	Call	35.00	10/16/20	468	20
					24,617

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]		Value ($)
Total
S&P 500 Index	CIT	Put		2,810.77	08/21/20		2,505	36
S&P 500 Index	CIT	Put		2,810.53	08/21/20		7,546	109
S&P 500 Index	JPM	Put		2,900.00	12/18/20		2,533	95
								36
Foreign Currency Options
EUR/USD Spot Rate	BNP	Call		1.14	07/16/20	EUR	23,835,420	63
EUR/USD Spot Rate	BOA	Call		1.14	09/25/20	EUR	18,398,574	215
EUR/USD Spot Rate	JPM	Call		1.14	09/17/20	EUR	15,890,280	172
USD/NOK Spot Rate	MSC	Call	NOK	10.70	11/19/20		16,551,000	136
EUR/JPY Spot Rate	HSB	Put	JPY	1.65	08/19/20	EUR	9,607,000	23
EUR/USD Spot Rate	BOA	Put		1.12	07/23/20	EUR	5,085,000	21
EUR/USD Spot Rate	CIT	Put		1.07	08/19/20	EUR	16,012,000	7
NZD/JPY Spot Rate	JPM	Put	JPY	68.00	09/10/20	NZD	7,224,250	59
USD/CAD Spot Rate	MSC	Put	CAD	1.37	08/28/20		16,582,000	234
USD/JPY Spot Rate	MSC	Put	JPY	103.00	07/09/20		27,316,000	1
								931
Index Options
Euro STOXX 50 Price Index	CSI	Call	EUR	3,400.00	12/17/21		2,054	462

Interest Rate Swaptions
3M LIBOR, 06/15/51	BNP	Call		100.00	06/11/21		5,194,033	469
3M LIBOR, 08/17/30	BOA	Call		108.00	08/13/20		20,744,080	896
3M LIBOR, 12/22/50	GSC	Call		85.00	12/18/20		18,802,070	944
3M LIBOR, 06/08/51	JPM	Call		100.00	06/04/21		15,928,369	1,429
3M LIBOR, 10/21/50	MSC	Call		93.00	10/21/20		13,830,000	693
3M LIBOR, 08/17/30	BOA	Put		208.00	08/13/20		20,744,080	—
3M LIBOR, 10/06/30	JPM	Put		75.00	10/02/20		9,989,722	93
3M LIBOR, 08/13/30	JPM	Put		180.00	08/11/20		38,292,039	—
								4,524
Options on Securities
Agilent Technologies, Inc.	CIT	Call		87.50	08/21/20		49,225	230
Apple Inc.	MSC	Call		320.00	09/18/20		21,020	1,113
Capital One Financial Corporation	NSI	Call		55.00	11/20/20		23,982	310
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	390.00	09/18/20		6,881	158
SPDR Gold Shares	BNP	Call		185.00	12/18/20		179,404	734
SPDR Gold Shares	GSC	Call		167.00	09/18/20		26,605	161
SPDR Gold Shares	JPM	Call		166.00	07/31/20		66,489	267
SPDR Gold Shares	MSC	Call		170.00	09/18/20		149,707	725
SPDR Gold Shares	MSC	Call		170.00	09/30/20		132,417	702
SPDR Gold Shares	SGB	Call		167.00	08/21/20		216,260	1,024
SPDR Gold Shares	SGB	Call		165.00	08/31/20		132,420	824
SPDR Gold Shares	SGB	Call		168.00	07/17/20		166,538	352
SPDR S&P 500 ETF	MSC	Call		360.00	06/18/21		89,200	446
Union Pacific Corporation	GSC	Call		182.50	09/18/20		24,390	108
ASML Holding	CSI	Put	EUR	265.00	09/18/20		3,420	21
Taiwan Semiconductor Manufacturing Co Ltd	MSC	Put	TWD	284.45	08/19/20		326,011	19
Tencent Holdings Limited	JPM	Put	HKD	392.22	09/29/20		31,936	14
								7,208
Spread Options
USD ICE 2 Year Swap Rate Index	GSC	Call		0.50	08/27/20		294,058,000	388

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Index Options
Euro STOXX 600 Banks Price Index	Call	EUR	80.00	09/18/20	2,133	(96)

Options on Securities
Abbott Laboratories	Call		100.00	08/21/20	182	(22)
AbbVie Inc.	Call		100.00	09/18/20	182	(77)
Adobe Inc.	Call		400.00	07/17/20	51	(193)
Adobe Inc.	Put		335.00	07/17/20	51	(3)
Agilent Technologies, Inc.	Call		97.50	08/21/20	189	(21)
Air Products and Chemicals, Inc.	Call		270.00	09/18/20	67	(21)
Alibaba Group Holding Limited	Put		190.00	02/19/21	296	(357)
Alphabet Inc.	Call		1,540.00	08/21/20	23	(48)
Alphabet Inc.	Call		1,580.00	08/21/20	12	(14)
Alphabet Inc.	Call		1,425.00	09/18/20	6	(44)
Amazon.com, Inc.	Call		2,820.00	08/21/20	26	(325)
Amazon.com, Inc.	Call		2,485.00	09/18/20	3	(104)
Amazon.com, Inc.	Call		2,900.00	01/15/21	11	(237)
Amazon.com, Inc.	Put		1,850.00	01/15/21	6	(22)
American Airlines Group Inc.	Put		9.00	07/17/20	757	(8)
Anthem, Inc.	Call		300.00	07/17/20	119	(3)
Anthem, Inc.	Call		290.00	07/17/20	119	(6)
Anthem, Inc.	Call		310.00	09/18/20	92	(29)
Anthem, Inc.	Call		300.00	09/18/20	92	(49)
Anthem, Inc.	Call		290.00	12/18/20	126	(212)
Anthem, Inc.	Put		230.00	09/18/20	123	(117)
Anthem, Inc.	Put		210.00	12/18/20	126	(158)
Apple Inc.	Call		355.00	08/21/20	112	(267)
Apple Inc.	Call		325.00	09/18/20	26	(127)
Apple Inc.	Call		330.00	10/16/20	221	(1,080)
Applied Materials, Inc.	Call		60.00	07/17/20	340	(83)
Autodesk, Inc.	Call		210.00	07/17/20	178	(541)
Autodesk, Inc.	Call		195.00	07/17/20	104	(450)
Autodesk, Inc.	Put		140.00	07/17/20	201	(2)
Bank of America Corporation	Call		29.00	08/21/20	497	(11)
Bank of America Corporation	Call		28.00	08/21/20	697	(23)
Bank of America Corporation	Put		21.00	08/21/20	497	(31)
Bank of America Corporation	Put		19.00	08/21/20	697	(21)
Bank of America Corporation	Put		20.00	09/18/20	630	(45)
BJs Wholesale Club Holdings, Inc.	Put		25.00	11/20/20	270	(20)
Boston Scientific Corporation	Call		40.00	08/21/20	459	(20)
Boston Scientific Corporation	Put		26.00	08/21/20	473	(11)
Bristol-Myers Squibb Company	Call		67.50	09/18/20	275	(16)
Capital One Financial Corporation	Put		55.00	09/18/20	439	(160)
Charter Communications, Inc.	Call		600.00	09/18/20	61	(14)
Chewy, Inc.	Put		35.00	10/16/20	108	(24)
Citigroup Inc.	Call		60.00	08/21/20	324	(29)
Citigroup Inc.	Call		60.00	09/18/20	136	(19)
Citigroup Inc.	Put		42.50	08/21/20	324	(35)
Citigroup Inc.	Put		40.00	09/18/20	335	(35)
Comcast Corporation	Call		40.00	10/16/20	920	(216)
Comcast Corporation	Put		32.50	07/17/20	861	(5)
Costco Wholesale Corporation	Call		345.00	10/16/20	60	(13)
Costco Wholesale Corporation	Put		280.00	10/16/20	60	(41)
D.R. Horton, Inc.	Call		47.50	08/21/20	194	(184)
eBay Inc.	Call		50.00	08/21/20	144	(63)
ETSY, Inc.	Put		60.00	09/18/20	108	(10)
Facebook, Inc.	Call		255.00	08/21/20	178	(73)
Facebook, Inc.	Call		215.00	09/18/20	38	(90)
FleetCor Technologies, Inc.	Call		260.00	08/21/20	66	(85)
FleetCor Technologies, Inc.	Call		250.00	08/21/20	137	(234)
Global Payments Inc.	Put		165.00	08/21/20	176	(136)
HCA Healthcare, Inc.	Call		115.00	08/21/20	155	(30)
Humana Inc.	Call		465.00	08/21/20	16	(2)
Intel Corporation	Call		75.00	09/18/20	98	(2)
Invesco QQQ Trust, Series 1	Call		275.00	08/21/20	320	(27)
Invesco QQQ Trust, Series 1	Call		270.00	08/21/20	662	(99)
Invesco QQQ Trust, Series 1	Call		226.00	09/18/20	201	(558)
iShares Russell 2000 ETF	Call		155.00	08/21/20	523	(114)
iShares Russell 2000 ETF	Put		115.00	08/21/20	523	(69)
Johnson & Johnson	Call		165.00	09/18/20	41	(2)
JPMorgan Chase & Co.	Call		110.00	08/21/20	176	(18)
JPMorgan Chase & Co.	Put		85.00	07/17/20	340	(33)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
JPMorgan Chase & Co.	Put	75.00	08/21/20	176	(20)
L3Harris Technologies, Inc.	Put	145.00	08/21/20	83	(25)
Lennar Corporation	Call	50.00	08/21/20	161	(207)
Lowe`s Companies, Inc.	Call	145.00	08/21/20	282	(75)
Lowe`s Companies, Inc.	Call	140.00	08/21/20	134	(64)
Marsh & Mclennan Companies, Inc.	Call	120.00	10/16/20	154	(21)
Marvell Technology Group Ltd	Call	35.00	08/21/20	211	(47)
MasterCard Incorporated	Call	325.00	08/21/20	117	(37)
MasterCard Incorporated	Put	260.00	08/21/20	112	(47)
McDonald's Corporation	Call	210.00	08/21/20	171	(13)
McDonald's Corporation	Call	210.00	09/18/20	175	(21)
Merck & Co., Inc.	Call	85.00	09/18/20	215	(24)
Microsoft Corporation	Call	200.00	07/17/20	173	(121)
Microsoft Corporation	Call	190.00	09/18/20	44	(87)
Microsoft Corporation	Call	190.00	12/18/20	192	(478)
Morgan Stanley	Call	55.00	08/21/20	344	(24)
Morgan Stanley	Call	50.00	09/18/20	152	(43)
Morgan Stanley	Put	35.00	07/17/20	411	(1)
Morgan Stanley	Put	40.00	08/21/20	344	(28)
Netflix, Inc.	Put	300.00	09/18/20	56	(10)
NextEra Energy, Inc.	Call	280.00	09/18/20	130	(15)
Northrop Grumman Corporation	Call	370.00	08/21/20	19	(2)
NVIDIA Corporation	Call	360.00	07/17/20	55	(139)
NXP Semiconductors N.V.	Call	140.00	09/18/20	163	(39)
NXP Semiconductors N.V.	Put	80.00	09/18/20	163	(37)
Paypal Holdings, Inc.	Call	170.00	08/21/20	106	(140)
Paypal Holdings, Inc.	Call	180.00	09/18/20	41	(41)
Pfizer Inc.	Call	37.00	09/18/20	503	(19)
PPG Industries, Inc.	Put	85.00	08/21/20	172	(24)
Raytheon BBN Technologies Corp.	Call	90.00	09/18/20	262	(7)
Raytheon BBN Technologies Corp.	Put	60.00	09/18/20	131	(61)
ServiceNow, Inc.	Call	420.00	08/21/20	42	(87)
SPDR Gold Shares	Call	200.00	09/18/20	1,417	(75)
SPDR S&P 500 ETF	Call	281.00	07/17/20	315	(903)
SPDR S&P 500 ETF	Call	253.00	09/30/20	157	(929)
SPDR S&P 500 ETF	Call	230.00	09/30/20	474	(3,807)
SPDR S&P 500 ETF	Call	295.00	10/16/20	381	(990)
SPDR S&P 500 ETF	Put	265.00	07/17/20	627	(32)
SPDR S&P 500 ETF	Put	281.00	07/17/20	315	(39)
SPDR S&P 500 ETF	Put	285.00	07/17/20	647	(105)
SPDR S&P 500 ETF	Put	255.00	08/21/20	392	(75)
SPDR S&P 500 ETF	Put	265.00	08/21/20	127	(35)
SPDR S&P 500 ETF	Put	245.00	08/21/20	433	(58)
SPDR S&P 500 ETF	Put	265.00	09/18/20	127	(61)
SPDR S&P 500 ETF	Put	275.00	09/18/20	371	(238)
SPDR S&P 500 ETF	Put	282.00	09/18/20	141	(110)
SPDR S&P 500 ETF	Put	285.00	09/18/20	159	(134)
SPDR S&P 500 ETF	Put	253.00	09/30/20	157	(63)
SPDR S&P 500 ETF	Put	230.00	09/30/20	474	(97)
SPDR S&P 500 ETF	Put	295.00	10/16/20	381	(509)
SPDR S&P 500 ETF	Put	220.00	11/20/20	556	(180)
SPDR S&P 500 ETF	Put	250.00	12/31/20	270	(218)
SPDR S&P 500 ETF Trust	Put	37.00	09/18/20	271	(33)
Stamps.com Inc.	Put	120.00	08/21/20	22	(9)
Starbucks Corporation	Call	85.00	08/21/20	412	(19)
Starbucks Corporation	Call	87.50	10/16/20	429	(48)
The Home Depot, Inc.	Call	260.00	07/17/20	279	(56)
The Home Depot, Inc.	Call	220.00	08/21/20	70	(238)
The Home Depot, Inc.	Call	240.00	08/21/20	142	(263)
The Home Depot, Inc.	Put	185.00	07/17/20	279	(5)
The Select Sector SPDR Trust	Put	23.00	07/17/20	4,108	(300)
The Select Sector SPDR Trust	Put	19.00	07/17/20	2,162	(9)
The Select Sector SPDR Trust	Put	21.00	08/21/20	1,361	(79)
The TJX Companies, Inc.	Call	57.50	07/17/20	301	(3)
The Walt Disney Company	Call	135.00	08/21/20	144	(8)
The Walt Disney Company	Call	125.00	09/18/20	205	(58)
The Walt Disney Company	Put	90.00	07/17/20	295	(7)
Thermo Fisher Scientific Inc.	Call	390.00	09/18/20	47	(31)
U.S. Bancorp	Call	42.50	09/18/20	186	(20)
Uber Technologies, Inc.	Call	46.00	09/18/20	179	(6)
UnitedHealth Group Incorporated	Call	330.00	09/18/20	109	(57)
UnitedHealth Group Incorporated	Call	320.00	09/18/20	164	(128)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
UnitedHealth Group Incorporated	Call	320.00	12/18/20	113	(187)
UnitedHealth Group Incorporated	Put	230.00	09/18/20	110	(44)
UnitedHealth Group Incorporated	Put	240.00	12/18/20	113	(135)
VanEck Vectors Semiconductor ETF	Call	170.00	08/21/20	340	(62)
VMware, Inc.	Call	180.00	10/16/20	287	(132)
VMware, Inc.	Put	130.00	10/16/20	287	(116)
Walmart Inc.	Call	140.00	08/21/20	190	(4)
Wayfair Inc.	Put	120.00	08/21/20	27	(6)
Xilinx, Inc.	Call	110.00	09/18/20	70	(20)
					(19,983)

JNL/BlackRock Global Allocation Fund — OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)	Exercise Price ($)		Expiration	Notional/ Contracts[1]	Value ($)
Barrier Options
Euro STOXX 50 Price Index	CSI	Put	Down-and-In	EUR	EUR	2,600.00	12/17/21	2,054	(392)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]		Value ($)
Foreign Currency Options
AUD/USD Spot Rate	JPM	Call		0.01	07/24/20	AUD	19,964,000	(442)
AUD/USD Spot Rate	JPM	Put		0.01	07/24/20	AUD	19,964,000	—
EUR/JPY Spot Rate	DUB	Put	JPY	110.00	08/19/20	EUR	9,607,000	(3)
EUR/USD Spot Rate	BNP	Call		1.16	07/16/20	EUR	23,835,420	(11)
EUR/USD Spot Rate	BOA	Call		1.12	07/23/20	EUR	29,949,000	(305)
EUR/USD Spot Rate	BOA	Call		1.16	09/25/20	EUR	18,398,574	(107)
EUR/USD Spot Rate	JPM	Call		1.16	09/17/20	EUR	15,890,280	(82)
EUR/USD Spot Rate	BOA	Put		1.03	07/23/20	EUR	29,949,000	—
USD/JPY Spot Rate	JPM	Put	JPY	103.00	07/21/20		29,962,000	(6)
USD/JPY Spot Rate	MSC	Put	JPY	97.00	07/09/20		27,316,000	—
								(956)
Index Options
Topix Banks Index	BNP	Put	JPY	1.31	03/12/21		2,121,362	(427)

Interest Rate Swaptions
3M LIBOR, 04/12/27	BCL	Call		2.10	04/08/22	EUR	26,880,000	(777)
3M LIBOR, 06/15/51	BNP	Call		50.00	06/11/21		5,194,033	(185)
3M LIBOR, 08/17/22	BOA	Call		88.00	08/13/20		94,646,529	(1,267)
3M LIBOR, 09/27/30	DUB	Call		76.40	09/25/20		3,800,000	(72)
3M LIBOR, 12/22/50	GSC	Call		60.00	12/18/20		18,802,070	(502)
3M LIBOR, 09/25/30	JPM	Call		66.00	09/23/20		4,749,000	(61)
3M LIBOR, 06/08/51	JPM	Call		50.00	06/04/21		15,928,369	(561)
3M LIBOR, 09/14/30	MSC	Call		67.50	09/10/20		3,131,451	(39)
3M LIBOR, 10/21/50	MSC	Call		69.00	10/21/20		13,830,000	(341)
3M LIBOR, 08/17/22	BOA	Put		188.00	08/13/20		101,930,999	—
3M LIBOR, 09/27/30	DUB	Put		76.40	09/25/20		3,800,000	(31)
3M LIBOR, 08/21/30	GSC	Put		88.00	08/19/20		47,675,000	(112)
3M LIBOR, 12/22/50	GSC	Put		120.00	12/18/20		18,802,070	(580)
3M LIBOR, 09/25/30	JPM	Put		66.00	09/23/20		4,749,000	(59)
3M LIBOR, 02/15/32	JPM	Put		200.00	02/11/22		38,292,039	(188)
3M LIBOR, 09/14/30	MSC	Put		67.50	09/10/20		3,131,451	(33)
3M LIBOR, 10/21/50	MSC	Put		119.00	10/21/20		13,830,000	(304)
6M EURIBOR, 04/21/27	BCL	Call		12.90	04/19/22	EUR	17,720,000	(428)
6M EURIBOR, 04/12/27	BCL	Put		2.10	04/08/22	EUR	26,880,000	(124)
6M EURIBOR, 04/21/27	BCL	Put		15.00	04/19/22	EUR	14,185,302	(90)
6M EURIBOR, 04/21/27	BCL	Put		12.90	04/19/22	EUR	17,720,000	(107)
								(5,861)
Options on Securities
Agilent Technologies, Inc.	CIT	Call		97.50	08/21/20		49,225	(55)
Agilent Technologies, Inc.	CIT	Put		75.00	08/21/20		32,809	(30)
Apple Inc.	MSC	Call		370.00	09/18/20		26,500	(513)
ASML Holding	CSI	Call	EUR	305.00	09/18/20		3,420	(134)
ASML Holding	UBS	Call	EUR	290.00	07/17/20		5,317	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
ASML Holding	CSI	Put	EUR	235.00	09/18/20	3,420	(11)
ASML Holding	UBS	Put	EUR	220.00	07/17/20	5,317	(1)
Capital One Financial Corporation	NSI	Call		70.00	11/20/20	23,982	(132)
Capital One Financial Corporation	NSI	Put		44.00	08/21/20	23,982	(23)
LVMH Moet Hennessy Louis Vuitton	BCL	Put	EUR	355.00	09/18/20	4,586	(54)
Roche Holding AG	BCL	Call	CHF	365.00	09/18/20	4,263	(8)
Roche Holding AG	BCL	Call	CHF	370.00	10/16/20	5,856	(14)
Roche Holding AG	BCL	Put	CHF	305.00	09/18/20	4,263	(28)
Roche Holding AG	BCL	Put	CHF	300.00	10/16/20	2,928	(21)
Sanofi	BCL	Call	EUR	98.00	08/21/20	16,252	(14)
Sanofi	BCL	Call	EUR	102.00	09/18/20	16,272	(10)
Sanofi	BCL	Put	EUR	80.00	08/21/20	16,252	(16)
SPDR Gold Shares	BNP	Call		225.00	12/18/20	179,404	(168)
SPDR Gold Shares	GSC	Call		195.00	09/18/20	26,605	(20)
SPDR Gold Shares	JPM	Call		177.50	07/31/20	99,327	(72)
SPDR Gold Shares	MSC	Call		190.00	09/18/20	74,552	(81)
SPDR Gold Shares	MSC	Call		187.50	09/30/20	165,532	(263)
SPDR Gold Shares	SGB	Call		180.00	08/21/20	148,990	(188)
SPDR Gold Shares	SGB	Call		175.00	08/31/20	198,630	(510)
SPDR Gold Shares	GSC	Put		153.00	09/30/20	49,348	(65)
SPDR Gold Shares	MSC	Put		145.00	09/18/20	83,171	(39)
SPDR Gold Shares	MSC	Put		155.00	09/30/20	99,301	(164)
SPDR Gold Shares	SGB	Put		158.00	07/17/20	82,835	(21)
SPDR Gold Shares	SGB	Put		155.00	08/31/20	132,420	(128)
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	38.21	09/11/20	74,027	(543)
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	37.87	12/11/20	73,955	(607)
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	34.00	03/12/21	82,286	(413)
Taiwan Semiconductor Manufacturing Co Ltd	MSC	Call	TWD	321.88	08/19/20	326,011	(76)
Taiwan Semiconductor Manufacturing Co Ltd	MSC	Put	TWD	250.02	08/19/20	326,011	(1)
Tencent Holdings Limited	JPM	Call	HKD	454.15	09/29/20	31,936	(240)
Tencent Holdings Limited	JPM	Put	HKD	350.94	09/29/20	31,936	(6)
Union Pacific Corporation	GSC	Call		200.00	09/18/20	24,390	(20)
Union Pacific Corporation	GSC	Put		155.00	09/18/20	17,892	(106)
Western Digital Corporation	BOA	Call		47.50	07/17/20	22,053	(16)
							(4,812)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/BlackRock Global Allocation Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	09/03/20	AUD	(361,500)	(3,351)	(29)
AUD/USD	JPM	09/10/20	AUD	(736,048)	(6,823)	(166)
AUD/USD	MSC	09/10/20	AUD	(1,079,986)	(10,012)	(52)
CAD/USD	CIT	07/02/20	CAD	11,561	8,516	120
CAD/USD	JPM	10/01/20	CAD	6,153	4,533	14
CHF/USD	CIT	08/13/20	CHF	7,558	7,988	155
EUR/USD	JPM	07/02/20	EUR	(6,244)	(7,737)	246
EUR/USD	CIT	07/31/20	EUR	(135,549)	(1,256)	57
EUR/USD	JPM	08/06/20	EUR	2,948	3,315	97
EUR/USD	BOA	08/07/20	EUR	4,964	5,582	209
EUR/USD	JPM	08/13/20	EUR	3,285	3,694	142
EUR/USD	DUB	08/20/20	EUR	13,259	14,913	361
EUR/USD	GSC	08/20/20	EUR	4,473	5,030	50
EUR/USD	CIT	08/27/20	EUR	14,800	16,649	326
EUR/USD	UBS	08/27/20	EUR	2,985	3,358	64
EUR/USD	HSB	09/03/20	EUR	2,965	3,336	(4)
EUR/USD	JPM	09/03/20	EUR	4,436	4,991	29
EUR/USD	JPM	09/04/20	EUR	4,470	5,030	(35)
EUR/USD	MSC	09/10/20	EUR	4,414	4,967	(28)
EUR/USD	CIT	09/25/20	EUR	5,824	6,555	(21)
EUR/USD	DUB	09/25/20	EUR	763	858	(3)
GBP/USD	BCL	07/02/20	GBP	14,706	18,222	(361)
GBP/USD	JPM	07/09/20	GBP	9,602	11,898	20
GBP/USD	BNP	07/23/20	GBP	14,697	18,214	(145)
GBP/USD	BOA	07/23/20	GBP	7,417	9,192	68
GBP/USD	MSC	08/07/20	GBP	2,734	3,389	(15)
GBP/USD	HSB	09/17/20	GBP	(4,987)	(5,613)	(73)
GBP/USD	MSC	09/17/20	GBP	(2,479)	(2,790)	(23)
GBP/USD	JPM	10/01/20	GBP	14,344	17,783	34
JPY/USD	JPM	07/09/20	JPY	3,112,404	28,828	(114)
JPY/USD	GSC	07/31/20	JPY	(16,000)	(17,988)	(773)
JPY/USD	BCL	08/20/20	JPY	780,550	7,234	(50)
JPY/USD	UBS	08/20/20	JPY	826,416	7,659	(22)
JPY/USD	JPM	09/03/20	JPY	896,780	8,312	43
JPY/USD	BOA	09/17/20	JPY	(5,255)	(5,914)	(23)
JPY/USD	MSC	09/17/20	JPY	(12,176)	(8,405)	(155)
JPY/USD	JPM	09/24/20	JPY	4,350,823	40,342	(433)
JPY/USD	JPM	09/25/20	JPY	(8,971)	(10,098)	(82)
KRW/USD	CIT	08/14/20	KRW	12,391,086	10,304	127
MXN/USD	CIT	08/06/20	MXN	192,492	8,334	386
MXN/USD	BCL	08/14/20	MXN	64,330	2,782	130
MXN/USD	CIT	08/20/20	MXN	153,741	6,644	203
MYR/USD	BCL	08/21/20	MYR	6,553	1,526	20
MYR/USD	JPM	08/21/20	MYR	14,252	3,319	35
MYR/USD	MSC	08/21/20	MYR	21,113	4,917	80
NOK/USD	MSC	08/20/20	NOK	64,908	6,745	213
NOK/USD	JPM	09/18/20	NOK	47,090	4,894	(52)
RUB/USD	BOA	07/24/20	RUB	654,396	9,170	574
RUB/USD	CIT	08/14/20	RUB	219,905	3,074	107
USD/AUD	JPM	07/02/20	AUD	(7,283)	(5,026)	(604)
USD/AUD	MSC	07/02/20	AUD	(6,508)	(4,491)	(567)
USD/AUD	UBS	07/24/20	AUD	(7,447)	(5,140)	(380)
USD/AUD	BOA	10/01/20	AUD	(13,481)	(9,306)	(8)
USD/CAD	JPM	07/02/20	CAD	(5,222)	(3,846)	(86)
USD/CNH	DUB	08/07/20	CNH	(78,788)	(11,121)	(71)
USD/CNY	BOA	08/07/20	CNY	(46,267)	(6,528)	(64)
USD/CNY	GSC	09/11/20	CNY	(109,310)	(15,396)	(29)
USD/CNY	UBS	09/24/20	CNY	(108,270)	(15,238)	(14)
USD/HKD	BCL	08/06/20	HKD	(135,790)	(17,517)	(22)
USD/HKD	HSB	08/13/20	HKD	(136,132)	(17,560)	(16)
USD/INR	BOA	09/03/20	INR	(540,812)	(7,118)	(27)
USD/INR	BNP	09/11/20	INR	(258,614)	(3,401)	(7)
USD/INR	BNP	09/24/20	INR	(512,096)	(6,725)	(88)
USD/JPY	HSB	07/09/20	JPY	(171,013)	(1,584)	6
USD/JPY	CIT	08/20/20	JPY	(1,560,534)	(14,462)	45
USD/JPY	JPM	08/20/20	JPY	(1,187,006)	(11,000)	29
USD/JPY	HSB	09/03/20	JPY	(360,399)	(3,341)	(26)
USD/JPY	DUB	09/04/20	JPY	(547,189)	(5,072)	(73)
USD/JPY	CIT	09/10/20	JPY	(548,090)	(5,081)	(61)
USD/JPY	JPM	09/24/20	JPY	(888,835)	(8,242)	82
USD/NOK	HSB	08/20/20	NOK	(39,204)	(4,074)	(10)
USD/NOK	JPM	08/20/20	NOK	(25,704)	(2,671)	(4)
USD/NOK	HSB	09/18/20	NOK	(9,598)	(997)	(2)
USD/NOK	JPM	09/18/20	NOK	(6,293)	(654)	(1)
USD/ZAR	JPM	10/01/20	ZAR	(145,565)	(8,310)	23
					58,209	(724)

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
AENA, S.M.E., S.A. (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(146)	(23)	3
Aluminum Corporation of China Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(134,000)	(27)	2
Amorepacific Corporation (E)	JPM	1M LIBOR -0.35% (M)	TBD	(155)	(5)	—
ANA Holdings Inc. (E)	CIT	1M LIBOR -1.29% (M)	TBD	(2,700)	(66)	5
Archer-Daniels-Midland Company (E)	CIT	1M LIBOR -0.12% (M)	TBD	(1,065)	(43)	—
Atacadao S/A (E)	JPM	1M LIBOR -8.00% (M)	TBD	(2,745)	(10)	—
Autohome Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(592)	(53)	8
CaixaBank, S.A. (E)	CIT	1W LIBOR -0.25% (M)	TBD	(26,075)	(56)	—
Capitec Bank Holdings (E)	JPM	Federal Funds Effective Rate -0.55% (M)	TBD	(774)	(47)	9
CD Projekt S.A. (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(262)	(25)	(1)
Celltrion Healthcare Co. Ltd. (E)	CIT	1W LIBOR -0.81% (M)	TBD	(1,390)	(128)	3
China Communications Services Co., Ltd. (E)	CIT	1W LIBOR -0.30% (M)	TBD	(44,000)	(29)	1
China Conch Venture Holdings Limited (E)	CIT	1W LIBOR +0.00% (M)	TBD	(1,000)	(4)	—
China Eastern Airlines Corporation Limited (E)	CIT	1W LIBOR -1.95% (M)	TBD	(138,000)	(51)	2
China Evergrande Group (E)	CIT	1W LIBOR -1.04% (M)	TBD	(7,000)	(18)	—
China Gas Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(8,000)	(28)	4
China Jinmao Holdings Group Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(108,000)	(81)	4
China Literature Limited (E)	CIT	1W LIBOR -1.00% (M)	TBD	(15,000)	(102)	1
China Molybdenum Co.,Ltd (E)	CIT	1W LIBOR -0.87% (M)	TBD	(126,000)	(43)	2
China Resources Gas Group Limited (E)	CIT	1W LIBOR -0.30% (M)	TBD	(6,000)	(32)	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
China Resources Land Limited (E)	CIT	1W LIBOR -0.30% (M)	TBD	(4,000)	(16)	1
China Southern Airlines Co., Ltd. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(240,000)	(122)	16
China State Construction International Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(124,000)	(85)	10
China Steel Corporation (E)	CIT	1M LIBOR -0.40% (M)	TBD	(10,000)	(7)	—
Conagra Brands, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,886)	(64)	(2)
Dai-ichi Life Holdings, Inc. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(700)	(10)	2
Deutsche Bank Aktiengesellschaft (E)	CIT	1W LIBOR -0.25% (M)	TBD	(4,539)	(42)	(1)
Dominion Energy, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(225)	(19)	1
Dongfeng Motor Group Co., Ltd (E)	JPM	1M LIBOR -0.30% (M)	TBD	(6,000)	(4)	—
EOG Resources, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(403)	(25)	5
Equinor ASA (E)	CIT	1W LIBOR -0.25% (M)	TBD	(2,708)	(40)	1
Fast Retailing Co., Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(100)	(59)	1
Fidelity National Information Services, Inc. (E)	CIT	1M LIBOR -0.18% (M)	TBD	(151)	(21)	1
Fox Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(4,480)	(146)	25
Fox Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(3,607)	(114)	17
Galaxy Entertainment Group Limited (E)	CIT	1W LIBOR -0.30% (M)	TBD	(3,000)	(20)	—
Geely Automobile Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(49,000)	(76)	(2)
General Dynamics Corporation (E)	CIT	1M LIBOR -0.18% (M)	TBD	(650)	(99)	2
General Mills, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(443)	(28)	—
Hapvida Participacoes E Investimentos Ltda (E)	JPM	1M LIBOR -0.50% (M)	TBD	(4,214)	(51)	2
Hermes International (E)	CIT	1W LIBOR -0.25% (M)	TBD	(62)	(52)	—
Hilton Worldwide Holdings Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(860)	(77)	14
Hormel Foods Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(479)	(23)	—
Hotai Motor Co., Ltd. (E)	CIT	1M LIBOR -1.00% (M)	TBD	(3,000)	(69)	(2)
Industria de Diseño Textil, S.A. (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(959)	(28)	3
iQIYI, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(5,291)	(93)	(30)
Keurig Dr Pepper Inc. (E)	CIT	1M LIBOR -0.18% (M)	TBD	(2,329)	(67)	—
Kintetsu Group Holdings Co., Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(600)	(29)	2
Knorr - Bremse Aktiengesellschaft (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(733)	(80)	6
Kraft Foods Group, Inc. (E)	CIT	1M LIBOR +0.00% (M)	TBD	(190)	(6)	—
Leonardo S.p.A. (E)	CIT	1W LIBOR +0.30% (M)	TBD	875,188	6,106	(184)
LG Display Co., Ltd. (E)	JPM	1M LIBOR -0.35% (M)	TBD	(6,349)	(67)	7
Line Corporation (E)	CIT	1M LIBOR -0.30% (M)	TBD	(200)	(10)	—
Link Real Estate Investment Trust (E)	JPM	1M LIBOR -0.30% (M)	TBD	(2,300)	(20)	—
Lojas Americanas S.A. (E)	JPM	1M LIBOR -0.50% (M)	TBD	(4,619)	(28)	—
Longfor Group Holdings Limited (E)	CIT	1W LIBOR -0.30% (M)	TBD	(20,500)	(98)	1
Lululemon Athletica Canada Inc. (E)	CIT	1M LIBOR -0.18% (M)	TBD	(133)	(41)	(1)
Magazine Luiza S.A. (E)	JPM	1M LIBOR -0.45% (M)	TBD	(9,125)	(115)	(5)
Marriott International, Inc. (E)	CIT	1M LIBOR -0.18% (M)	TBD	(367)	(33)	2
Myriad International Holdings N.V. (E)	CIT	1W LIBOR -0.25% (M)	TBD	(124)	(11)	—
National Grid PLC (E)	CIT	1W LIBOR -0.25% (M)	TBD	(5,551)	(67)	(1)
Nippon Paint Holdings Co., Ltd. (E)	JPM	1W LIBOR -0.25% (M)	TBD	(1,000)	(69)	(4)
Oriental Land Co., Ltd. (E)	CIT	1M LIBOR -0.30% (M)	TBD	(300)	(42)	2
Ørsted A/S (E)	CIT	1W LIBOR -0.25% (M)	TBD	(461)	(54)	1
Oversea-Chinese Banking Corporation Limited (E)	JPM	1M LIBOR +0.00% (M)	TBD	(1,100)	(7)	—
Ping An Healthcare and Technology Company Limited (E)	CIT	1W LIBOR -1.00% (M)	TBD	(4,400)	(63)	(4)
Polskie Górnictwo Naftowe I Gazownictwo Spólka Akcyjna (E)	CIT	1W LIBOR -0.75% (M)	TBD	(17,535)	(20)	(1)
Ramsay Health Care Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(2,933)	(136)	1
Roper Technologies, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(306)	(123)	4
Ross Stores, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(605)	(58)	6
Samsung C&T Corporation (E)	JPM	1M LIBOR -0.57% (M)	TBD	(570)	(54)	(1)
Sartorius Aktiengesellschaft (E)	CIT	1W LIBOR -0.25% (M)	TBD	(71)	(24)	—
Scentre Group Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(21,005)	(40)	9
Schindler Holding AG (E)	CIT	1W LIBOR -0.25% (M)	TBD	(62)	(15)	—
Semiconductor Manufacturing International Corporation (E)	CIT	1W LIBOR -1.50% (M)	TBD	(33,500)	(106)	(11)
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (E)	CIT	1W LIBOR -0.30% (M)	TBD	(17,000)	(59)	2
Shenzhou International Group Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(1,700)	(22)	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Shimao Property Holdings Limited (E)	CIT	1W LIBOR -0.30% (M)	TBD	(4,000)	(17)	—
Shoprite Holdings (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(4,901)	(33)	3
Sino Biopharmaceutical Limted (E)	CIT	1W LIBOR -0.30% (M)	TBD	(43,000)	(80)	(1)
SoftBank Group Corp (E)	JPM	1M LIBOR -0.50% (M)	TBD	(300)	(15)	—
Sony Financial Holdings Inc. (E)	JPM	1M LIBOR -0.33% (M)	TBD	(1,800)	(43)	(1)
Southern Copper Corporation (E)	CIT	1M LIBOR -0.18% (M)	TBD	(433)	(16)	(1)
Sun Art Retail Group Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(4,500)	(7)	(1)
Sunac China Holdings Limited (E)	CIT	1W LIBOR -0.30% (M)	TBD	(2,000)	(9)	—
Suzano S.A. (E)	JPM	1M LIBOR -0.01% (M)	TBD	(10,962)	(85)	10
Svenska Handelsbanken AB (E)	CIT	1W LIBOR -0.25% (M)	TBD	(4,999)	(48)	1
Swedbank AB (E)	CIT	1W LIBOR -0.25% (M)	TBD	(1,903)	(24)	—
Swisscom AG (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(71)	(37)	—
Sydney Airport Corporation Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(3,516)	(17)	4
Tesco PLC (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(15,302)	(44)	1
The Boeing Company (E)	CIT	1M LIBOR -0.20% (M)	TBD	(292)	(55)	1
The Shanghai Commercial & Savings Bank, Ltd. (E)	CIT	1M LIBOR -0.75% (M)	TBD	(5,000)	(8)	—
Toyota Industries Corporation (E)	JPM	1M LIBOR -0.25% (M)	TBD	(300)	(16)	1
Transurban Holdings Limited (E)	JPM	1M LIBOR -0.67% (M)	TBD	(1,347)	(14)	1
Vodacom Group Limited (E)	JPM	Federal Funds Effective Rate -0.58% (M)	TBD	(8,715)	(67)	3
WEG S.A. (E)	JPM	1M LIBOR -0.50% (M)	TBD	(3,287)	(30)	(1)
Wharf Real Estate Investment Company Limited (E)	CIT	1W LIBOR -1.25% (M)	TBD	(14,000)	(69)	3
Xiaomi Corporation (E)	CIT	1W LIBOR -0.30% (M)	TBD	(70,800)	(115)	(3)
Zto Express Co., Ltd. (E)	CIT	1M LIBOR -0.18% (M)	TBD	(624)	(23)	—
						(37)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
S&P 500 Annual Dividend Index Future, Dec. 2021	BNP	12/17/21	1,032	—	41
S&P 500 Annual Dividend Index Future, Dec. 2020	GSC	12/18/20	815	—	130
				—	171

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Goldman Sachs Expensive Software Index (Q)	3M LIBOR -0.10% (Q)	GSC	01/22/21	3,307	—	1,522
Goldman Sachs Expensive Software Index (E)	3M LIBOR +0.10% (Q)	GSC	01/24/21	4,443	—	1,950
					—	3,472

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 95.9%
United States of America 35.2%
Albemarle Corporation (a)	83	6,391
CF Industries Holdings Inc.	836	23,529
Chevron Corporation	331	29,567
ConocoPhillips	277	11,660
FMC Corporation	208	20,757
Freeport-McMoRan Inc. - Class B	570	6,596
Graphic Packaging Holding Company	1,011	14,144
International Paper Company	182	6,400
Marathon Petroleum Corporation	163	6,110
Newmont Corporation	379	23,404
Packaging Corporation of America	85	8,480
Pioneer Natural Resources Co.	83	8,071
The Williams Companies, Inc.	297	5,650
Tractor Supply Co.	83	10,895
Trimble Inc. (b)	310	13,406
Tyson Foods Inc. - Class A	191	11,392
		206,452
Canada 13.3%
Barrick Gold Corporation	820	22,089
Equinox Gold Corp. (b)	30	333
First Quantum Minerals Ltd	971	7,737
Franco-Nevada Corporation	33	4,627
Neo Lithium Corp. (b)	5,089	1,743
Pure Gold Mining Inc. (b)	428	535
Stelco Holdings Inc. (a)	1,148	6,471
Suncor Energy Inc.	822	13,859
Wheaton Precious Metals Corp.	469	20,652
		78,046
Australia 8.7%
BHP Group PLC	1,680	34,704
Fortescue Metals Group Ltd.	862	8,323
Newcrest Mining Ltd.	345	7,616
		50,643
United Kingdom 7.1%
Anglo American PLC	708	16,573
BP P.L.C.	6,545	25,114
		41,687
Russian Federation 6.2%
Gazprom OAO Via Gaz Capital SA - ADR	1,831	9,888
Public Joint Stock Society "Polyus" - GDR (c)	87	7,335
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel - ADR	285	7,484
Public Joint Stock Society Oil Company Lukoil - ADR (b)	152	11,414
		36,121
Brazil 6.2%
JBS S/A	2,136	8,395
Petroleo Brasileiro S/A Petrobras. - ADR	665	5,502
Vale S.A. - ADR	2,142	22,083
		35,980
France 5.5%
Total SA (a)	837	32,333
Netherlands 5.0%
Koninklijke DSM N.V.	100	13,945
Royal Dutch Shell PLC - Class B	987	15,071
		29,016
China 1.6%
CNOOC Limited	8,602	9,514
Ireland 1.6%
Kerry Group Plc - Class A	76	9,401
Germany 1.5%
Symrise AG	77	8,959
Luxembourg 1.3%
ArcelorMittal (a) (b)	697	7,481
Switzerland 1.2%
Nestle SA	64	7,135
Norway 1.2%
SalMar ASA (b)	147	7,041
Ghana 0.3%
Kosmos Energy Ltd.	1,145	1,901
Total Common Stocks (cost $595,352)		561,710
WARRANTS 0.1%
Canada 0.1%
BonTerra Resources Inc. (b) (d)	32	1
Marathon Gold Corp. (b) (d)	170	86
Pure Gold Mining Inc. (b) (d)	283	207
Total Warrants (cost $73)		294
SHORT TERM INVESTMENTS 10.1%
Securities Lending Collateral 6.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (e) (f)	37,288	37,288
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	22,129	22,129
Total Short Term Investments (cost $59,417)		59,417
Total Investments 106.1% (cost $654,842)		621,421
Other Assets and Liabilities, Net (6.1)%		(35,457)
Total Net Assets 100.0%		585,964

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Society "Polyus"	09/20/17	4,247	7,335	1.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.5%
Information Technology 35.7%
Adobe Inc. (a)	290	126,438
Analog Devices, Inc.	568	69,598
Apple Inc.	279	101,680
ASML Holding - ADR (b)	305	112,297
Autodesk, Inc. (a)	154	36,881
Coupa Software Incorporated (a)	79	21,843
Fidelity National Information Services, Inc.	277	37,115
GoDaddy Inc. - Class A (a)	546	40,051
Intuit Inc.	397	117,451
Keysight Technologies, Inc. (a)	487	49,096
MasterCard Incorporated - Class A	590	174,396
Microsoft Corporation	1,715	349,042
Paypal Holdings, Inc. (a)	394	68,557
RingCentral, Inc. - Class A (a)	78	22,262
Salesforce.Com, Inc. (a)	471	88,169
ServiceNow, Inc. (a)	344	139,238
		1,554,114
Consumer Discretionary 21.6%
Alibaba Group Holding Limited - ADS (a)	413	89,069
Amazon.com, Inc. (a)	156	431,135
Domino's Pizza, Inc.	61	22,676
Ferrari N.V.	106	18,168
Hilton Worldwide Holdings Inc.	422	31,006
Lowe`s Companies, Inc.	584	78,948
LVMH Moet Hennessy Louis Vuitton SE	69	30,590
MercadoLibre S.R.L (a)	89	87,332
NIKE, Inc. - Class B	859	84,254
TJX Cos. Inc.	1,333	67,401
		940,579
Health Care 11.4%
AstraZeneca PLC - ADR	789	41,724
Biogen Inc. (a)	62	16,569
Boston Scientific Corporation (a)	2,202	77,325
Humana Inc.	161	62,582
Intuitive Surgical, Inc. (a)	112	63,693
UnitedHealth Group Incorporated	327	96,351
Vertex Pharmaceuticals Incorporated (a)	241	69,859
Zoetis Inc. - Class A	515	70,604
		498,707
Communication Services 10.8%
Alphabet Inc. - Class A (a)	95	134,060
Facebook, Inc. - Class A (a)	463	105,103
Netflix, Inc. (a)	318	144,661
Snap Inc. - Class A (a)	3,620	85,039
		468,863
Financials 9.6%
CME Group Inc.	236	38,418
S&P Global Inc.	376	123,995
Shopify Inc. - Class A (a)	50	47,614
Visa Inc. - Class A	1,070	206,594
		416,621
Industrials 5.0%
CoStar Group, Inc. (a)	134	95,503
Roper Technologies, Inc.	125	48,721
TransUnion	622	54,166
Waste Management, Inc.	184	19,486
		217,876
Real Estate 2.5%
ProLogis Inc.	287	26,764
SBA Communications Corporation	276	82,342
		109,106
Materials 2.2%
Ball Corporation	454	31,528
Sherwin-Williams Co.	111	64,284
		95,812
Consumer Staples 0.7%
Constellation Brands, Inc. - Class A	172	30,065
Total Common Stocks (cost $2,709,891)		4,331,743
PREFERRED STOCKS 0.2%
Information Technology 0.2%
Palantir Technologies Inc. - Series I (a) (c) (d)	1,246	8,561
Total Preferred Stocks (cost $7,639)		8,561
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	9,859	9,859
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (e) (f)	1,080	1,080
Total Short Term Investments (cost $10,939)		10,939
Total Investments 99.9% (cost $2,728,469)		4,351,243
Other Assets and Liabilities, Net 0.1%		3,637
Total Net Assets 100.0%		4,354,880

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/BlackRock Large Cap Select Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Palantir Technologies Inc. - Series I	02/07/14	7,639	8,561	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Boston Partners Global Long Short Equity Fund *
COMMON STOCKS 94.6%
Information Technology 16.3%
Applied Materials, Inc. (a) (b)	8	456
Capgemini SA	5	552
Hitachi Ltd.	18	569
Micron Technology, Inc. (a) (c)	8	401
Microsoft Corporation (a) (b)	6	1,208
NXP Semiconductors N.V. (a)	3	361
Oracle Corporation (a) (b)	7	395
Science Applications International Corp. (a)	6	483
STMicroelectronics NV	13	350
SYNNEX Corporation (a)	4	514
VMware, Inc. - Class A (a) (b) (c)	2	384
Other Securities		790
		6,463
Financials 13.6%
American International Group, Inc. (a)	11	355
Berkshire Hathaway Inc. - Class B (a) (c)	2	395
BNP Paribas SA	11	431
Citigroup Inc. (a)	10	496
Everest Re Group, Ltd. (a)	2	496
The Allstate Corporation (a) (b)	7	676
UBS Group AG	56	646
Other Securities		1,920
		5,415
Industrials 12.9%
Brenntag AG	8	445
Eaton Corporation Public Limited Company (a)	4	337
Fuji Corporation	19	335
Hitachi Construction Machinery Co. Ltd.	7	199
Husqvarna Aktiebolag - Class B	50	409
Owens Corning Inc. (a)	8	446
Siemens AG	4	478
Other Securities		2,469
		5,118
Health Care 12.3%
Anthem, Inc. (a)	1	384
CVS Health Corporation (a)	11	708
Novartis AG	9	774
Pfizer Inc. (a) (b)	12	385
Sanofi SA	7	673
Other Securities		1,973
		4,897
Materials 8.9%
Corteva, Inc. (b)	17	465
DuPont de Nemours, Inc.	13	685
Graphic Packaging Holding Company (a)	31	432
Kinross Gold Corporation (c)	58	420
Yamana Gold Inc. (a) (d)	106	577
Other Securities		947
		3,526
Consumer Discretionary 8.5%
Lowe`s Companies, Inc. (a) (b)	4	603
Persimmon Public Limited Company	14	407
Peugeot SA (c)	21	341
Sony Corp.	12	846
Other Securities		1,162
		3,359
Communication Services 8.3%
Activision Blizzard, Inc. (a)	9	663
Alphabet Inc. - Class C (a) (c)	-	571
Electronic Arts Inc. (a) (b) (c)	3	455
KDDI Corp.	25	762
KT Corp - ADR (a)	43	419
Other Securities		409
		3,279
Consumer Staples 8.1%
Coca-Cola European Partners PLC (a) (b)	11	400
Nomad Foods Limited (a) (c)	32	690
Tesco PLC	227	642
Tyson Foods Inc. - Class A (a)	7	431
WH Group Limited	608	525
Other Securities		510
		3,198
Utilities 3.0%
Enel SpA	61	526
Vistra Energy Corp.	36	676
		1,202
Energy 2.7%
Other Securities		1,076
Total Common Stocks (cost $32,128)		37,533
SHORT TERM INVESTMENTS 4.6%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	1,773	1,773
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (e) (f)	58	58
Total Short Term Investments (cost $1,831)		1,831
Total Investments 99.2% (cost $33,959)		39,364
Total Securities Sold Short (37.4)% (proceeds $13,076)		(14,824)
Other Derivative Instruments (1.2)%		(477)
Other Assets and Liabilities, Net 39.4%		15,621
Total Net Assets 100.0%		39,684

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security is subject to a written call option.

(c) Non-income producing security.

(d) All or a portion of the security was on loan as of June 30, 2020.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (37.4%)
COMMON STOCKS (37.4%)
Industrials (8.6%)
AAON, Inc.	(4)	(197)
Durr Aktiengesellschaft	(8)	(222)
Fraport AG Frankfurt Airport Services Worldwide	(3)	(148)
John Bean Technologies Corp.	(3)	(228)
Komax Holding AG	(1)	(116)
Lennox International Inc.	(1)	(222)
Middleby Corp.	(3)	(271)
MTR Corp.	(32)	(163)
NGK Insulators Ltd.	(11)	(155)
Nidec Corp.	(3)	(181)
NTN Corporation	(63)	(127)
Odakyu Electric Railway Co. Ltd.	(7)	(162)
Rational AG	(1)	(300)
Renishaw P L C	(4)	(192)
Singapore Airport Terminal Services Ltd.	(116)	(239)
TransDigm Group Inc.	—	(213)
Trex Company, Inc.	(2)	(280)
		(3,416)
Information Technology (7.2%)
1Life Healthcare, Inc.	(3)	(105)
AppFolio, Inc. - Class A	(1)	(123)
Appian Corporation - Class A	(4)	(185)
Bill.Com Holdings Inc.	(1)	(118)
Blackline, Inc.	(2)	(195)
Brooks Automation Inc.	(3)	(124)
Cognex Corp.	(2)	(141)
Cree, Inc.	(2)	(119)
Guidewire Software, Inc.	(1)	(141)
Hirose Electric Co. Ltd.	(2)	(186)
HubSpot Inc.	(1)	(175)
MongoDB, Inc. - Class A	(1)	(129)
Novantas Inc.	(2)	(181)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Q2 Holdings, Inc.	(2)	(202)
Seiko Epson Corp.	(15)	(175)
Slack Technologies, Inc. - Class A	(3)	(102)
The Trade Desk, Inc. - Class A	(1)	(254)
Wisetech Global Limited	(15)	(199)
		(2,854)
Financials (5.7%)
Afterpay Limited	(4)	(185)
BOK Financial Corporation	(3)	(142)
Cincinnati Financial Corporation	(2)	(117)
Commonwealth Bank of Australia	(2)	(102)
Credit Acceptance Corp.	—	(134)
Cullen/Frost Bankers Inc.	(2)	(133)
CVB Financial Corp.	(8)	(142)
Deutsche Bank Aktiengesellschaft	(30)	(289)
Glacier Bancorp, Inc.	(3)	(116)
Hamilton Lane Inc. - Class A	(2)	(140)
RLI Corp.	(2)	(161)
Seven Bank, Ltd.	(35)	(95)
Shopify Inc. - Class A	—	(165)
Swiss Life Holding AG	—	(95)
Trustmark Corp.	(4)	(103)
Westamerica Bancorp	(2)	(139)
		(2,258)
Consumer Discretionary (3.8%)
Carmax Inc.	(3)	(239)
Carvana Co. - Class A	(2)	(263)
Choice Hotels International Inc.	(3)	(217)
LGI Homes, Inc.	(2)	(173)
Pinduoduo Inc. - ADR	(2)	(200)
Tesla Inc.	—	(301)
Xinyi Glass Holdings Limited	(80)	(98)
		(1,491)
Materials (3.3%)
Amcor Plc	(17)	(176)
Billerudkorsnas Aktiebolag (Publ)	(10)	(143)
Compass Minerals International, Inc.	(2)	(118)
Ecolab Inc.	(1)	(271)
International Flavors & Fragrances Inc.	(3)	(355)
Mitsubishi Chemical Holdings Corporation	(21)	(121)
UACJ Corporation	(6)	(115)
		(1,299)
Consumer Staples (3.0%)
Beiersdorf AG	(2)	(199)
Cal-Maine Foods Inc.	(3)	(144)
Casey's General Stores Inc.	(1)	(139)
Hormel Foods Corp.	(7)	(345)
Kose Corp.	(1)	(169)
McCormick & Co. Inc.	(1)	(196)
		(1,192)
Health Care (2.1%)
ABIOMED, Inc.	—	(95)
Acadia Healthcare Company, Inc.	(4)	(90)
Glaukos Corp.	(3)	(124)
Inspire Medical Systems Inc.	(1)	(108)
Moderna, Inc.	(1)	(83)
Straumann Holding AG	—	(246)
Tabula Rasa HealthCare Inc.	(2)	(95)
		(841)
Communication Services (1.6%)
Adevinta ASA	(10)	(105)
Netflix, Inc.	—	(178)
Twitter, Inc.	(5)	(152)
Zillow Group, Inc. - Class A	(3)	(195)
		(630)
Energy (1.3%)
Delek US Holdings, Inc.	(8)	(142)
Hess Corporation	(5)	(242)
Murphy Oil Corporation	(10)	(141)
		(525)
Utilities (0.4%)
Hong Kong & China Gas Co. Ltd.	(110)	(170)
Real Estate (0.4%)
Sun Communities Inc.	(1)	(148)
Total Common Stocks (proceeds $13,076)		(14,824)
Total Securities Sold Short (37.4%) (proceeds $13,076)		(14,824)

Summary of Investments by Country^	Total Long Term Investments
United States of America	50.9%
Japan	10.1
France	7.3
Switzerland	5.3
United Kingdom	4.4
South Korea	3.4
Germany	3.1
Canada	2.7
Italy	2.1
Hong Kong	1.4
China	1.4
Ireland	1.2
Sweden	1.1
Netherlands	1.0
Austria	0.7
Taiwan	0.7
Belgium	0.6
Australia	0.6
Denmark	0.5
Bermuda	0.5
Greece	0.5
Brazil	0.5
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/Boston Partners Global Long Short Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Applied Materials, Inc.	Call	55.00	10/16/20	47	(41)
Coca-Cola European Partners PLC	Call	40.00	08/21/20	35	(4)
Corteva, Inc.	Call	32.00	01/15/21	121	(19)
Dick's Sporting Goods, Inc.	Call	42.00	09/18/20	51	(20)
Electronic Arts Inc.	Call	115.00	01/15/21	15	(35)
Gilead Sciences, Inc.	Call	80.00	11/20/20	22	(11)
Kansas City Southern	Call	135.00	12/18/20	11	(26)
Lowe`s Companies, Inc.	Call	140.00	01/15/21	27	(30)
Medtronic Public Limited Company	Call	100.00	08/21/20	18	(2)
Microsoft Corporation	Call	190.00	12/18/20	16	(40)
Microsoft Corporation	Call	180.00	01/15/21	36	(119)
Oracle Corporation	Call	50.00	09/18/20	31	(20)
Pfizer Inc.	Call	37.00	01/15/21	104	(10)
The Allstate Corporation	Call	105.00	01/15/21	35	(21)
VMware, Inc.	Call	125.00	10/16/20	20	(67)
Zimmer Biomet Holdings, Inc.	Call	120.00	09/18/20	23	(22)
					(487)

JNL/Boston Partners Global Long Short Equity Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Airports of Thailand Public Company Limited (E)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(63,500)		(129)	4
Antofagasta PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(14,037)	GBP	(124)	(9)
Canon Inc. (E)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(6,300)	JPY	(14,364)	4
CD Projekt S.A. (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(1,559)		(150)	(6)
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(498)		(121)	(6)
Croda International Public Limited Company (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(2,263)	GBP	(116)	(4)
Eurofins Scientific SE (E)	GSC	1W Euribor -0.40% (M)	TBD	(158)	EUR	(91)	3
First Financial Bankshares, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(5,866)		(183)	13
Japan Tobacco Inc. (E)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(8,900)	JPY	(19,232)	7
Rolls-Royce Holdings plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(14,893)	GBP	(50)	9
Takeaway.com N.V. (E)	GSC	1W Euribor -0.40% (M)	TBD	(1,356)	EUR	(117)	(10)
TC Energy Corporation (E)	GSC	Canada 1M Bankers' Acceptances Rate -0.50% (M)	TBD	(3,902)	CAD	(237)	5
							10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 93.7%
United Kingdom 19.9%
AstraZeneca PLC	137	14,412
Aviva PLC	4,798	16,373
Barclays PLC	19,591	27,858
BP P.L.C.	3,911	15,006
British American Tobacco P.L.C.	782	30,197
Coca-Cola European Partners PLC	177	6,668
Compass Group PLC	823	11,401
International Consolidated Airlines Group, S.A.	1,291	3,600
Johnson Matthey PLC	236	6,154
Linde Public Limited Company	100	21,260
Micro Focus International PLC	872	4,668
Relx PLC	752	17,513
Rolls-Royce Holdings plc (a)	5,684	20,078
Vodafone Group Public Limited Company	13,143	20,971
		216,159
Germany 18.6%
Allianz SE	73	14,973
BASF SE	743	41,823
Bayer AG	307	22,874
Deutsche Post AG (a)	769	28,362
Infineon Technologies AG	1,112	26,405
RWE AG	185	6,501
SAP SE	187	26,339
Siemens AG	296	35,156
		202,433
Switzerland 10.4%
ABB Ltd.	1,694	38,413
Compagnie Financiere Richemont SA	397	25,534
Novartis AG	381	33,360
Roche Holding AG	44	15,092
		112,399
Japan 9.9%
Fanuc Ltd.	177	31,850
Komatsu Ltd.	352	7,195
Murata Manufacturing Co. Ltd.	309	18,094
Sompo Holdings, Inc.	98	3,376
Sumitomo Mitsui Financial Group Inc. (b)	565	15,885
Takeda Pharmaceutical Co. Ltd.	866	31,071
		107,471
France 8.1%
BNP Paribas SA	674	26,964
Carrefour SA	732	11,335
Danone (a)	225	15,620
Sanofi SA	112	11,526
Total SA	433	16,740
Valeo	15	394
VINCI	55	5,046
		87,625
Netherlands 5.8%
Airbus SE (a)	172	12,345
Akzo Nobel N.V.	268	24,225
ING Groep N.V.	3,750	26,236
		62,806
Italy 4.7%
Enel SpA	1,009	8,739
UniCredit S.p.A. (a)	4,498	41,730
		50,469
South Korea 4.6%
Samsung Electronics Co. Ltd.	732	32,488
SK Telecom Co. Ltd.	97	17,129
		49,617
Spain 4.2%
AENA, S.M.E., S.A. (a)	53	7,056
Amadeus IT Group SA	235	12,313
Banco Bilbao Vizcaya Argentaria SA	4,129	14,275
CaixaBank, S.A.	5,678	12,202
		45,846
China 3.0%
Baidu, Inc. - Class A - ADR (a)	228	27,378
Beijing Capital International Airport Co. Ltd. - Class H	8,458	5,318
		32,696
Ireland 2.2%
Ryanair Holdings Plc - ADR (a)	367	24,318
Sweden 1.0%
Aktiebolaget Volvo - Class B (a)	415	6,535
Swedbank AB - Class A (a)	353	4,532
		11,067
Mexico 0.6%
Grupo Financiero Banorte SAB de CV - Class O	1,953	6,775
Luxembourg 0.5%
ArcelorMittal (a)	535	5,741
Indonesia 0.2%
Bank Mandiri Persero Tbk PT	5,393	1,875
Total Common Stocks (cost $1,145,813)		1,017,297
PREFERRED STOCKS 4.6%
Germany 4.6%
Volkswagen AG (a) (c)	330	50,045
Total Preferred Stocks (cost $53,080)		50,045
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	12,148	12,148
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (d) (e)	5,935	5,935
Total Short Term Investments (cost $18,083)		18,083
Total Investments 100.0% (cost $1,216,976)		1,085,425
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net 0.0%		471
Total Net Assets 100.0%		1,085,888

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Causeway International Value Select Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CAD	CIT	07/02/20	CAD	(1,642)	(1,209)	(8)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 99.0%
Information Technology 33.6%
Adobe Inc. (a)	101	43,977
Akamai Technologies, Inc. (a)	253	27,105
Apple Inc.	169	61,747
Fidelity National Information Services, Inc.	159	21,316
IHS Markit Ltd.	287	21,694
Microsoft Corporation	352	71,664
Nutanix, Inc. - Class A (a) (b)	353	8,364
NVIDIA Corporation	77	29,193
Palo Alto Networks, Inc. (a)	82	18,735
Qualcomm Incorporated	287	26,183
Salesforce.Com, Inc. (a)	154	28,933
Splunk Inc. (a)	136	27,083
Texas Instruments Incorporated	125	15,926
VMware, Inc. - Class A (a)	135	20,863
		422,783
Consumer Discretionary 16.8%
Advance Auto Parts, Inc.	130	18,447
Alibaba Group Holding Limited - ADS (a)	107	23,059
Amazon.com, Inc. (a)	42	116,215
Aptiv PLC	173	13,445
The Home Depot, Inc.	95	23,777
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	79	16,092
		211,035
Health Care 14.7%
Alcon AG (a)	182	10,421
Alexion Pharmaceuticals, Inc. (a)	163	18,273
Amgen Inc.	122	28,673
BioMarin Pharmaceutical Inc. (a)	144	17,819
Thermo Fisher Scientific Inc.	95	34,431
UnitedHealth Group Incorporated	147	43,358
Zoetis Inc. - Class A	236	32,319
		185,294
Communication Services 14.4%
Alphabet Inc. - Class C (a)	27	38,305
Booking Holdings Inc. (a)	10	15,129
Comcast Corporation - Class A	590	22,990
Facebook, Inc. - Class A (a)	297	67,452
Uber Technologies, Inc. (a)	531	16,505
Walt Disney Co.	184	20,557
		180,938
Industrials 6.3%
C.H. Robinson Worldwide, Inc.	153	12,130
Raytheon BBN Technologies Corp.	314	19,341
United Parcel Service Inc. - Class B	248	27,614
W. W. Grainger, Inc.	65	20,271
		79,356
Financials 5.7%
American Express Company	186	17,708
Visa Inc. - Class A	278	53,715
		71,423
Consumer Staples 3.9%
Anheuser-Busch InBev - ADR (b)	217	10,709
Costco Wholesale Corporation	68	20,692
Monster Beverage 1990 Corporation (a)	255	17,649
		49,050
Real Estate 2.0%
Equinix, Inc.	35	24,752
Materials 1.6%
Ecolab Inc.	100	19,927
Total Common Stocks (cost $963,106)		1,244,558
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	13,602	13,602
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	4,101	4,101
Total Short Term Investments (cost $17,703)		17,703
Total Investments 100.4% (cost $980,809)		1,262,261
Other Assets and Liabilities, Net (0.4)%		(4,887)
Total Net Assets 100.0%		1,257,374

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund *
COMMON STOCKS 98.4%
Japan 24.4%
Chugai Pharmaceutical Co. Ltd.	1	48
Hino Motors Ltd.	3	20
KDDI Corp.	8	231
Nippon Telegraph & Telephone Corp.	2	42
NTT Data Corp.	2	21
NTT DoCoMo Inc.	5	146
OCO, K.K.	-	15
Softbank Corp.	2	23
SoftBank Group Corp.	7	354
Sony Corp.	4	261
Sony Financial Holdings Inc.	1	12
Toyota Boshoku Corporation	2	22
Toyota Motor Corp. (a)	10	633
Other Securities		17,910
		19,738
United Kingdom 12.1%
AstraZeneca PLC - ADR	6	309
BP P.L.C. - ADR	19	441
BP P.L.C.	12	47
GlaxoSmithKline PLC - ADR (a)	7	266
GlaxoSmithKline PLC	1	26
HSBC Holdings PLC - ADR (a)	10	243
Reckitt Benckiser Group PLC	2	184
Rio Tinto Plc - ADR	5	306
Unilever N.V. - ADR	4	231
Unilever Plc - ADR (a)	3	160
Other Securities		7,546
		9,759
Canada 8.6%
Bank of Montreal	3	136
Bank of Montreal	1	38
Canadian Imperial Bank of Commerce	3	187
Canadian Natural Resources Ltd.	11	187
Magna International Inc.	4	176
Royal Bank of Canada	4	278
Royal Bank of Canada	3	211
Turquoise Hill Resources Ltd. (a) (b)	8	6
Other Securities		5,764
		6,983
Switzerland 7.8%
Alcon AG (b)	2	103
Lonza Group AG	-	182
Nestle SA	9	1,017
Novartis AG	4	337
Roche Holding AG	2	548
Roche Holding AG	-	25
Other Securities		4,067
		6,279
France 7.4%
Compagnie Generale des Etablissements Michelin (a)	2	197
Danone (b)	2	163
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	194
LVMH Moet Hennessy Louis Vuitton SE	1	336
Orange SA	15	178
Total SA	13	518
VINCI	2	224
Other Securities		4,200
		6,010
Germany 6.8%
Allianz SE	1	224
Bayer AG	4	282
Bayerische Motoren Werke AG	3	162
Covestro AG (b)	2	89
Daimler AG (b)	6	235
Deutsche Telekom AG	11	184
SAP SE	2	256
Telefonica Deutschland Holding AG	20	58
Volkswagen AG (b)	-	45
Other Securities		3,994
		5,529
Australia 6.5%
BHP Group Limited - ADR (a)	3	141
BHP Group PLC	6	129
BHP Group PLC	8	207
Coles Group Limited	5	58
CSL Ltd.	1	190
Wesfarmers Ltd.	3	106
Other Securities		4,389
		5,220
Netherlands 3.6%
ASML Holding - ADR	1	239
Koninklijke Ahold Delhaize N.V.	12	340
Koninklijke Philips N.V. - NYRS	1	39
Koninklijke Philips N.V. (b)	3	164
Royal Dutch Shell PLC - Class B	1	22
Royal Dutch Shell PLC - Class B - ADR	9	284
Other Securities		1,781
		2,869
Sweden 3.3%
Other Securities		2,644
Hong Kong 2.8%
AIA Group Limited	41	381
Hang Seng Bank Ltd.	3	56
Other Securities		1,859
		2,296
Italy 2.4%
Enel SpA	22	192
Other Securities		1,761
		1,953
Spain 2.1%
Endesa SA (a)	2	40
Iberdrola, Sociedad Anonima	24	275
Telefonica SA (a)	28	135
Other Securities		1,212
		1,662
Denmark 2.0%
Novo Nordisk A/S - Class B	4	286
Other Securities		1,337
		1,623
Finland 1.5%
Other Securities		1,234
Belgium 1.1%
Other Securities		892
Ireland 1.1%
CRH public limited company - ADR	9	301
Other Securities		569
		870
Singapore 1.0%
Other Securities		794
Israel 0.9%
Other Securities		739
Norway 0.8%
Other Securities		629
United States of America 0.5%
Toyota Motor Corporation - ADR	-	44
Other Securities		379
		423
Austria 0.5%
Other Securities		392
New Zealand 0.5%
Other Securities		375
Portugal 0.3%
Other Securities		230
Luxembourg 0.2%
Other Securities		134

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
China 0.1%
Other Securities		93
Jersey 0.1%
Other Securities		55
Macau 0.0%
Other Securities		37
Liechtenstein 0.0%
Other Securities		20
Monaco 0.0%
Other Securities		17
Cambodia 0.0%
Other Securities		14
Isle of Man 0.0%
Other Securities		13
Malta 0.0%
Other Securities		11
Netherlands Antilles 0.0%
Other Securities		9
Georgia 0.0%
Other Securities		9
Colombia 0.0%
Other Securities		5
United Arab Emirates 0.0%
Other Securities		—
Total Common Stocks (cost $85,180)		79,560
PREFERRED STOCKS 0.7%
Germany 0.7%
Bayerische Motoren Werke AG	-	23
Volkswagen AG (b) (c)	2	230
Other Securities		261
		514
Italy 0.0%
Other Securities		28
Total Preferred Stocks (cost $535)		542
RIGHTS 0.0%
Spain 0.0%
Telefonica SA (a) (b)	24	5
Other Securities		7
		12
Finland 0.0%
Other Securities		8
Total Rights (cost $21)		20
SHORT TERM INVESTMENTS 5.1%
Securities Lending Collateral 4.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (d) (e)	3,734	3,734
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	357	357
Total Short Term Investments (cost $4,091)		4,091
Total Investments 104.2% (cost $89,827)		84,213
Other Assets and Liabilities, Net (4.2)%		(3,356)
Total Net Assets 100.0%		80,857

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Guala Closures S.p.A.	06/25/19	13	13	—
Instone Real Estate Group AG	02/26/20	11	9	—
IntegraFin Holdings PLC	04/24/20	17	16	0.1
TUI AG	12/27/19	11	4	—
		52	42	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund *
COMMON STOCKS 99.5%
Information Technology 24.0%
Accenture Public Limited Company - Class A	20	4,248
Adobe Inc. (a)	12	5,095
Apple Inc.	152	55,569
Broadcom Inc.	11	3,626
Cisco Systems, Inc.	138	6,419
Intel Corporation	182	10,865
International Business Machines Corporation	43	5,207
MasterCard Incorporated - Class A	30	8,777
Microsoft Corporation	225	45,762
NVIDIA Corporation	15	5,552
Oracle Corporation	92	5,112
Paypal Holdings, Inc. (a)	20	3,522
Qualcomm Incorporated	35	3,198
Texas Instruments Incorporated	39	4,911
Other Securities		100,776
		268,639
Financials 13.4%
Bank of America Corporation	211	5,003
Berkshire Hathaway Inc. - Class B (a)	52	9,318
JPMorgan Chase & Co.	116	10,919
Visa Inc. - Class A	51	9,908
Other Securities		115,022
		150,170
Health Care 12.8%
AbbVie Inc.	50	4,933
Amgen Inc.	21	4,901
Elanco Animal Health (a)	18	383
Eli Lilly & Co.	28	4,660
Gilead Sciences, Inc.	47	3,649
Johnson & Johnson	85	11,967
Merck & Co., Inc.	77	5,930
Pfizer Inc.	181	5,921
UnitedHealth Group Incorporated	27	7,933
Other Securities		92,479
		142,756
Consumer Discretionary 12.5%
Amazon.com, Inc. (a)	12	33,859
Lowe`s Companies, Inc.	26	3,465
McDonald's Corporation	19	3,490
NIKE, Inc. - Class B	41	4,010
The Home Depot, Inc.	27	6,860
Other Securities		87,760
		139,444
Industrials 11.3%
3M Company	25	3,863
Caterpillar Inc.	26	3,330
Raytheon BBN Technologies Corp.	53	3,250
Union Pacific Corporation	26	4,474
Other Securities		112,094
		127,011
Communication Services 8.6%
Alphabet Inc. - Class A (a)	6	8,176
Alphabet Inc. - Class C (a)	6	8,188
AT&T Inc.	270	8,171
Comcast Corporation - Class A	152	5,928
Facebook, Inc. - Class A (a)	69	15,569
Netflix, Inc. (a)	8	3,856
Verizon Communications Inc.	236	13,004
Walt Disney Co.	34	3,796
Other Securities		29,630
		96,318
Consumer Staples 6.8%
Costco Wholesale Corporation	12	3,508
PepsiCo, Inc.	60	7,929
Procter & Gamble Co.	70	8,381
The Coca-Cola Company	124	5,519
Walmart Inc.	41	4,861
Other Securities		46,479
		76,677
Materials 3.9%
Other Securities		43,161
Energy 3.2%
Chevron Corporation	71	6,331
Exxon Mobil Corporation	114	5,098
Other Securities		23,893
		35,322
Utilities 2.8%
Other Securities		31,719
Real Estate 0.2%
Other Securities		2,675
Total Common Stocks (cost $855,120)		1,113,892
PREFERRED STOCKS 0.0%
Industrials 0.0%
Other Securities		54
Total Preferred Stocks (cost $54)		54
RIGHTS 0.0%
Elanco Animal Health (a) (b)	2	—
Other Securities		8
Total Rights (cost $1)		8
OTHER EQUITY INTERESTS 0.0%
Other Securities		2
Total Other Equity Interests (cost $0)		2
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	6,021	6,021
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,312	1,312
Total Short Term Investments (cost $7,333)		7,333
Total Investments 100.2% (cost $862,508)		1,121,289
Other Assets and Liabilities, Net (0.2)%		(1,721)
Total Net Assets 100.0%		1,119,568

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 48.1%
U.S. Treasury Note 18.8%
Treasury, United States Department of
1.75%, 11/30/21	60,520	61,872
0.13%, 05/31/22	41,100	41,074
2.75%, 05/31/23	4,730	5,083
0.25%, 06/15/23	89,850	90,047
2.13%, 09/30/24	35,070	37,854
2.25%, 10/31/24	38,290	41,587
1.50% - 2.63%, 01/31/24 - 02/15/30	69,370	75,896
2.75%, 02/28/25	21,350	23,799
0.25%, 05/31/25 (a)	75,300	75,206
3.00%, 09/30/25	34,200	38,961
2.25%, 03/31/26	28,750	31,809
1.63%, 10/31/26	34,230	36,765
2.00%, 11/15/26	4,450	4,885
0.50%, 05/31/27	63,300	63,340
2.25%, 11/15/27	35,020	39,430
0.63%, 05/15/30 (a)	45,530	45,388
		712,996
Mortgage-Backed Securities 10.7%
Federal Home Loan Mortgage Corporation
4.14%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 07/01/27 (b)	-	—
2.50% - 3.00%, 08/01/34 - 07/01/47	13,741	14,542
2.50%, 02/01/35	15,924	16,670
3.00%, 11/01/39	13,350	14,059
3.00%, 08/01/46	44,755	47,242
3.00%, 01/01/47	26,273	27,716
3.00%, 03/01/47	34,651	36,554
3.00%, 04/01/47	10,617	11,220
3.00%, 06/01/47	24,376	25,700
3.50%, 10/01/47	35,649	37,623
Series 250-360, 2.50%, 11/01/47	13,922	14,464
4.00%, 10/01/48	11,987	12,702
Federal National Mortgage Association, Inc.
4.00% - 5.50%, 08/01/20 - 06/01/23	200	209
2.26% - 5.50%, 07/01/23 - 01/01/30	15,892	16,996
2.14%, 10/01/29	12,650	13,690
2.14%, 10/01/29	19,300	20,887
2.28%, 11/01/29	10,700	11,729
2.37%, 12/01/29	12,200	13,477
2.32%, 10/01/31	12,800	14,159
3.53%, (1Y USD LIBOR + 1.45%), 01/01/35 (b)	244	254
3.78%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.24%), 01/01/36 (b)	3,167	3,321
2.50% - 5.00%, 07/01/34 - 01/01/46	15,816	17,045
2.50%, 12/01/39	10,487	10,949
3.09%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 09/01/40 (b)	1	1
2.89%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 06/01/43 (b)	97	99
3.00%, 04/01/47	12,255	12,925
Government National Mortgage Association
3.00% - 3.88%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 05/20/26 - 05/20/30 (b)	15	15
3.00%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 02/20/32 (b)	27	28
3.00% - 5.00%, 02/15/38 - 07/15/45	11,224	12,568
		406,844
Collateralized Mortgage Obligations 7.7%
Federal Home Loan Mortgage Corporation
Series 300-336, 3.00%, 08/15/44	31,799	34,440
Interest Only, Series FH-S358A, 3.00%, 10/15/47	6,846	7,264
Series JZ-1507, REMIC, 7.00%, 05/15/23	15	16
Series LZ-2764, REMIC, 4.50%, 03/15/34	2,421	2,629
Series ZL-3979, REMIC, 3.50%, 01/15/42	5,089	5,413
Series P-4934, REMIC, 2.50%, 11/15/40	29,865	31,234
Series QD-4076, REMIC, 2.50%, 11/15/41	3,734	3,811
	Shares/Par[1]	Value ($)
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	25,737
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	18,671	19,248
Series Z-4966, REMIC, 2.50%, 04/25/50	15,396	16,109
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	9,002	9,901
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 3.72%, 05/25/35 (b)	15	15
Series 2020-2M2-R02, REMIC, 2.18%, (1M USD LIBOR + 2.00%), 01/25/40 (b)	12,000	11,384
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	18,396	18,841
Series 2016-EA-55, REMIC, 1.75%, 07/25/43	3,316	3,381
Series 2015-PO-67, REMIC, 0.00%, 09/25/43	11,540	11,063
Series 2014-A-23, REMIC, 3.00%, 05/25/44	18,106	18,918
Series 2019-GA-67, REMIC, 3.00%, 02/25/45	3,983	4,166
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	11,062	11,125
Series 2018-PO-21, REMIC, 0.00%, 04/25/48	25,754	23,577
Series 2018-A-33, REMIC, 3.00%, 05/25/48	16,838	17,768
Government National Mortgage Association
Series 2011-PQ-148, REMIC, 3.50%, 11/16/41	3,539	3,888
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	11,315	11,680
		291,608
Sovereign 6.2%
Other Securities		234,418
U.S. Treasury Bond 4.6%
Treasury, United States Department of
1.13%, 05/15/40	20,350	20,159
2.75%, 11/15/42	3,980	5,096
3.13%, 02/15/43	22,300	30,216
3.63%, 08/15/43	20,950	30,587
3.00%, 05/15/47	14,000	19,071
2.75%, 08/15/47	15,000	19,584
2.75%, 11/15/47	23,450	30,657
1.25%, 05/15/50 (a)	21,950	21,069
		176,439
Municipal 0.1%
Other Securities		4,099
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2001-1-20A, 6.29%, 01/01/21	-	—
Series 2003-1-20I, 5.13%, 09/01/23	3	3
Series 2004-1-20F, 5.52%, 06/01/24	46	47
		50
Total Government And Agency Obligations (cost $1,735,295)		1,826,454
CORPORATE BONDS AND NOTES 25.9%
Financials 7.6%
Barclays PLC
1.77%, (3M USD LIBOR + 1.38%), 05/16/24 (b)	4,950	4,895
Credit Agricole SA
3.75%, 04/24/23 (c)	5,415	5,790
Discover Financial Services
4.10%, 02/09/27	5,780	6,258
HSBC Holdings PLC
1.70%, (3M USD LIBOR + 1.38%), 09/12/26 (b) (d)	7,255	7,155
JPMorgan Chase & Co.
2.52%, 04/22/31	3,155	3,336
SPARC Limited
0.00%, 12/05/22 (e) (f)	5,834	5,619
Sumitomo Mitsui Financial Group, Inc.
1.87%, (3M USD LIBOR + 0.74%), 01/17/23 (b)	7,825	7,800
The Goldman Sachs Group, Inc.
1.56%, (3M USD LIBOR + 1.17%), 05/15/26 (b)	6,500	6,435
Other Securities		242,328
		289,616
Utilities 4.0%
Ameren Corporation
3.65%, 02/15/26	5,000	5,597
Duke Energy Corporation
3.15%, 08/15/27	5,000	5,594
3.95%, 08/15/47	3,390	3,944
Duke Energy Progress, LLC
4.15%, 12/01/44	3,175	3,902

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Eversource Energy
2.90%, 10/01/24	4,000	4,287
Exelon Corporation
3.40%, 04/15/26	5,712	6,362
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	6,815	7,712
NSTAR Electric Company
3.20%, 05/15/27	5,000	5,604
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	5,270	5,821
Other Securities		104,675
		153,498
Energy 2.4%
APT Pipelines Limited
4.25%, 07/15/27 (c)	5,000	5,565
Other Securities		85,171
		90,736
Industrials 1.9%
Other Securities		73,640
Communication Services 1.7%
AT&T Inc.
2.75% - 6.38%, 06/01/31 - 03/01/41	4,300	4,577
5.25%, 03/01/37	6,185	7,677
Other Securities		52,258
		64,512
Health Care 1.7%
AbbVie Inc.
4.70%, 05/14/45	4,675	5,848
Becton, Dickinson and Company
2.89%, 06/06/22	6,875	7,115
Other Securities		50,278
		63,241
Materials 1.5%
Other Securities		55,243
Consumer Discretionary 1.4%
Other Securities		52,995
Consumer Staples 1.4%
BAT Capital Corp.
3.46%, 09/06/29	7,555	8,016
Other Securities		44,046
		52,062
Real Estate 1.2%
American Tower Corporation
3.38%, 10/15/26	5,000	5,543
3.60%, 01/15/28	4,495	4,995
Crown Castle International Corp.
3.65%, 09/01/27	9,040	10,050
Other Securities		25,970
		46,558
Information Technology 1.1%
Other Securities		39,837
Energy 0.0%
Other Securities		612
Total Corporate Bonds And Notes (cost $966,868)		982,550
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 21.0%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 0.78%, (1M USD LIBOR + 0.60%), 02/25/36 (b)	9,915	9,315
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 1.18%, (1M USD LIBOR + 1.00%), 08/25/35 (b)	6,429	3,436
Series 2005-1A2-27, REMIC, 2.90%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (b)	347	315
Series 2005-1A1-59, REMIC, 0.52%, (1M USD LIBOR + 0.33%), 11/20/35 (b)	5,380	4,897
Series 2005-2A1-J12, REMIC, 0.72%, (1M USD LIBOR + 0.54%), 11/25/35 (b)	2,947	1,972
Series 2006-A1B-OA12, REMIC, 0.38%, (1M USD LIBOR + 0.19%), 09/20/46 (b)	2,429	2,154
Series 2006-1A1A-OA17, REMIC, 0.38%, (1M USD LIBOR + 0.20%), 12/20/46 (b)	5,464	3,979
	Shares/Par[1]	Value ($)
Series 2006-2A3-OC3, REMIC, 0.76%, (1M USD LIBOR + 0.29%), 03/25/36 (b) (g)	9,235	8,654
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE6, REMIC, 2.48%, 08/15/22	6,727	6,072
BANK 2018-BNK10
Series 2018-C-BN10, REMIC, 4.16%, 02/17/28	3,376	3,279
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 3.87%, 01/12/22 (b)	7,037	5,814
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	700	497
Series 2011-12A1-RR5, REMIC, 4.87%, 03/26/37 (b)	166	168
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	4,027	2,928
Series 2012-6A6-RR1, REMIC, 0.36%, 12/27/46 (b)	8,038	7,349
Series 2007-11A-AA2, REMIC, 0.37%, (1M USD LIBOR + 0.19%), 05/25/47 (b) (g)	3,314	3,263
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 3.77%, 05/25/35 (b)	154	153
Series 2005-26A1-7, REMIC, 3.74%, 09/25/35 (b)	7,816	4,551
Series 2005-22A1-7, REMIC, 3.74%, 09/25/35 (b)	106	76
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.63%, 01/26/36 (b)	325	265
Series 2007-2A1-R6, REMIC, 4.25%, 12/26/46 (b)	226	197
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 1.48%, (1M USD LIBOR + 1.30%), 03/25/37 (b)	1,916	1,815
CIM Trust
Series 2017-A1-6, 3.02%, 06/25/57 (b)	7,355	7,307
COMM Mortgage Trust
Series 2017-E-PANW, 4.13%, 10/11/24 (b)	5,717	5,590
Series 2017-D-PANW, 4.34%, 10/11/24 (b)	3,425	3,504
Series 2015-C-DC1, REMIC, 4.45%, 01/10/25 (b)	200	172
Interest Only, Series 2015-XA-CR22, REMIC, 1.03%, 03/12/48 (b)	115,395	3,645
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 0.38%, (1M USD LIBOR + 0.19%), 03/20/47 (b)	3,904	3,276
Series 2007-A1A-OA7, REMIC, 0.35%, (1M USD LIBOR + 0.18%), 05/25/47 (b)	262	233
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 2.06%, (1M USD LIBOR + 1.87%), 06/15/21 (b)	3,446	3,218
Series 2018-C-RIVR, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 07/15/20 (b) (g)	3,736	3,377
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.07%, 09/25/35 (b)	200	200
Series 2005-6A1-AR7, REMIC, 4.10%, 11/25/35 (b)	69	65
GS Mortgage Securities Trust
Series 2019-E-SMP, 3.41%, (1M USD LIBOR + 2.60%), 08/21/21 (b)	4,330	3,346
Series 2019-F-SMP, 3.91%, (1M USD LIBOR + 3.10%), 08/21/21 (b)	4,330	2,620
Series 2016-WMB-GS3, 3.72%, 09/14/26	9,000	7,763
Series 2017-C-GS8, 4.48%, 11/12/27	6,463	6,260
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,126
Series 2020-B-GC45, REMIC, 3.41%, 12/14/29	3,194	3,150
GSR Mortgage Loan Trust
Series 2006-1A1-OA1, REMIC, 0.40%, (1M USD LIBOR + 0.22%), 08/25/46 (b) (g)	17,854	6,056
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/24	7,695	6,680
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (c)	6,792	5,872
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 3.18%, (1M USD LIBOR + 3.00%), 07/15/21 (b)	6,698	5,994
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2020-E-LOOP, 3.86%, 12/07/26	2,547	2,245

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23	3,152	2,849
J.P. Morgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 0.66%, (1M USD LIBOR + 0.24%), 05/25/36 (b)	2,687	2,601
Series 2007-MV6-CH1, REMIC, 0.73%, (1M USD LIBOR + 0.55%), 11/25/36 (b)	2,414	2,178
JPMorgan Chase Bank, N.A.
Series 2007-MV1-CH2, REMIC, 0.46%, (1M USD LIBOR + 0.28%), 01/25/37 (b)	4,800	4,450
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 03/25/58 (g)	42,600	43,034
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (c)	7,583	6,263
Mill City Mortgage Loan Trust
Series 2017-B2-1, REMIC, 3.80%, 09/25/30 (b)	8,210	7,773
Mosaic Solar Loan Trust
Series 2020-A-1A, 2.10%, 04/20/26	2,000	2,012
Series 2020-B-1A, 3.10%, 04/20/26	2,500	2,522
Series 2017-A-2A, 3.82%, 01/22/30	6,584	6,730
Series 2019-B-2A, 3.28%, 09/20/40	1,500	1,339
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	1,580	1,597
Navient Private Education Refi Loan Trust
Series 2017-B-A, 3.91%, 09/15/25	8,000	7,746
NRPL Trust
Series 2019-A1-3A, REMIC, 3.00%, 09/25/22 (g)	6,758	6,657
Positive Results Property Management LLC
Series 2018-A1-1A, 3.75%, 04/25/23	14,336	14,324
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (g)	3,309	3,277
Series 2020-A1-NPL2, REMIC, 3.72%, 05/25/23 (g)	5,785	5,789
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	6,900
Renew Financial Group LLC
Series 2017-A-2A, 3.22%, 09/22/53	6,103	6,010
Residential Asset Mortgage Products, Inc.
Series 2005-M5-EFC1, REMIC, 1.16%, (1M USD LIBOR + 0.98%), 05/25/35 (b)	12,706	11,719
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR2, REMIC, 1.16%, (1M USD LIBOR + 0.98%), 03/25/35 (b)	91	90
Series 2007-A2A-HE1, REMIC, 0.24%, (1M USD LIBOR + 0.06%), 12/25/36 (b)	243	72
UBS Commercial Mortgage Trust
Series 2017-C-C4, 4.60%, 10/15/27 (b)	3,298	3,095
Series 2018-C-C8, 4.86%, 02/17/28 (b)	3,776	3,464
Series 2017-C-C5, REMIC, 4.46%, 11/17/27 (b)	5,169	4,792
Series 2019-B-C16, REMIC, 4.32%, 03/16/29	7,479	7,773
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,547
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23	6,837	7,026
Wells Fargo Commercial Mortgage Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	6,861	6,790
Other Securities		464,395
Total Non-U.S. Government Agency Asset-Backed Securities (cost $835,985)		799,662
SENIOR FLOATING RATE INSTRUMENTS 3.4%
Information Technology 0.7%
Other Securities		25,284
Consumer Discretionary 0.5%
Other Securities		20,973
Health Care 0.5%
Other Securities		17,711
Industrials 0.4%
Other Securities		15,316
Communication Services 0.4%
Other Securities		14,805
Financials 0.3%
Other Securities		11,977
	Shares/Par[1]	Value ($)
Materials 0.2%
Other Securities		7,668
Consumer Staples 0.2%
Other Securities		6,599
Energy 0.1%
Other Securities		3,795
Real Estate 0.1%
Other Securities		2,265
Utilities 0.0%
Other Securities		1,775
Total Senior Floating Rate Instruments (cost $136,034)		128,168
COMMON STOCKS 0.0%
Energy 0.0%
Other Securities		6
Total Common Stocks (cost $79)		6
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (h) (i)	48,961	48,961
U.S. Treasury Bill 0.4%
Treasury, United States Department of
0.13%, 11/05/20 (j)	1,000	999
0.16%, 11/27/20 (j)	10,350	10,343
0.17%, 12/03/20 (j)	5,940	5,936
		17,278
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (h) (i)	14,488	14,488
Total Short Term Investments (cost $80,722)		80,727
Total Investments 100.5% (cost $3,754,983)		3,817,567
Other Assets and Liabilities, Net (0.5)%		(19,347)
Total Net Assets 100.0%		3,798,220

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $335,973 and 8.8% of the Fund.

(d) Convertible security.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(j) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	09/28/17	1,718	1,717	0.1
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/13/20	101	99	—
Aeropuerto Internacional de Tocumen, S.A., 5.63%, 05/18/36	02/05/19	206	214	—
AES Gener S.A., 5.00%, 07/14/25	12/19/19	935	866	—
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,042	1,035	—
AES Gener S.A., 6.35%, 10/07/79	12/09/19	1,420	1,393	—
AI Candelaria (Spain) SL., 7.50%, 12/15/28	01/23/19	887	909	—
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	411	387	—
Assembleia da Republica, 2.20%, 10/17/22	11/08/17	5,141	5,114	0.1
Assembleia da Republica, 2.88%, 10/15/25	02/05/19	2,092	2,156	0.1
Assembleia da República, 1.95%, 06/15/29	07/09/19	1,277	1,278	—
Axiata SPV2 Berhad, 3.47%, 11/19/20	09/26/17	1,003	1,006	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	12/05/19	2,548	2,520	0.1
Banco de Credito del Peru, 6.13%, 04/24/27	06/17/20	631	635	—
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	07/26/18	1,171	1,151	—
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	01/16/19	713	702	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 05/08/17	07/10/15	5,090	672	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/21/19	12/09/15	1,852	263	—
Banco Internacional Del Peru S.A.A. – Interbank, 3.38%, 01/18/23	09/26/19	1,515	1,536	0.1
Banco Macro S.A., 6.75%, 11/04/26	07/16/18	1,603	1,444	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	06/27/18	2,223	2,149	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50%, callable at 100 beginning 06/27/29	09/25/19	602	568	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	07/05/18	3,959	3,815	0.1
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	188	194	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	07/23/18	4,269	4,399	0.1
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	4,992	5,136	0.1
Bharat Petroleum Corporation Limited, 4.00%, 05/08/25	10/08/19	629	612	—
Bundesrepublik Deutschland, 0.00%, 08/15/26	09/29/17	2,544	2,576	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	07/13/18	2,028	2,079	0.1
Canacol Energy Ltd., 7.25%, 05/03/25	06/14/18	4,011	4,151	0.1
CEMEX S.A.B. de C.V., 6.13%, 05/05/25	02/11/20	1,132	1,063	—
CEMEX S.A.B. de C.V., 7.75%, 04/16/26	02/18/20	429	407	—
China National Petroleum Corporation, 3.95%, 04/19/22	09/26/17	511	524	—
CIMB Bank Berhad, 2.10%, 10/09/24	11/26/19	1,205	1,167	—
CNOOC Finance (2002) Limited, 3.88%, 05/02/22	10/05/17	3,058	3,132	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	11/06/18	3,833	4,151	0.1
Commonwealth of Australia, 3.25%, 04/21/25	09/27/17	3,907	3,816	0.1
Continental Senior Trust, 5.50%, 11/18/20	09/28/17	4,555	4,556	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	07/23/18	1,960	1,702	0.1
CSN Islands XII Corp, 7.00%, callable at 100 beginning 09/23/20	01/07/19	1,756	1,551	0.1
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	09/26/17	4,969	5,012	0.1
DBS Group Holdings Ltd, 4.52%, 12/11/28	09/25/19	527	540	—
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	07/12/18	4,114	4,044	0.1
Embotelladora Andina S.A, 5.00%, 10/01/23	10/04/17	530	544	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,166	1,222	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	2,626	2,300	0.1
Empresa Nacional de Telecomunicaciones S.A., 4.88%, 10/30/24	09/26/19	837	843	—
Ena Norte SA, 4.95%, 04/25/23	10/24/17	1,323	1,275	—
Energuate Trust, 5.88%, 05/03/27	07/10/18	957	981	—
Engie Energia Chile S.A., 4.50%, 01/29/25	12/04/19	524	540	—
Estado Español, 1.60%, 04/30/25	09/28/17	3,369	3,336	0.1
Export-Import Bank of Thailand, 1.28%, 11/20/23	07/18/19	1,006	990	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/25	09/28/17	2,683	2,677	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	09/29/17	6,117	6,187	0.2
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.90%, 06/22/29	07/09/19	3,219	3,419	0.1
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,693	4,557	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	746	788	—
Geopark Limited, 6.50%, 09/21/24	05/25/18	4,630	4,312	0.1
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	1,465	1,426	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	3,419	3,523	0.1
Gohl Capital Limited, 4.25%, 01/24/27	03/12/19	789	803	—
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	3,290	1,509	0.1
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	02/07/20	519	506	—
Grupo Aval Acciones y Valores S.A., 4.38%, 02/04/30	03/31/20	164	189	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/16/20	1,570	1,941	0.1
Indian Oil Corporation Limited, 5.63%, 08/02/21	09/26/17	1,030	1,030	—
Inversiones CMPC S.A., 4.50%, 04/25/22	09/26/17	1,019	1,037	—
Inversiones CMPC S.A., 4.75%, 09/15/24	09/26/19	1,061	1,074	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	2,847	2,891	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ireland, Government of, 0.90%, 05/15/28	07/02/18	2,469	2,557	0.1
JSL Europe SA, 7.75%, 07/26/24	01/24/19	2,699	2,660	0.1
LATAM Finance Limited, 0.00%, 04/11/24	06/06/18	1,927	541	—
Lima Metro Line 2 Finance Ltd, 5.88%, 07/05/34	10/24/17	2,060	2,219	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	10/03/17	3,843	3,866	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	10/02/17	3,016	3,200	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	08/31/18	1,000	1,142	—
Minejesa Capital B.V., 4.63%, 08/10/30	02/28/19	2,608	2,761	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	03/12/19	978	1,025	—
Multibank, Inc., 4.38%, 11/09/22	09/25/19	1,015	1,000	—
Oleoducto Central S.A., 4.00%, 05/07/21	06/27/19	202	202	—
ONGC Videsh Limited, 4.63%, 07/15/24	07/25/18	2,813	2,976	0.1
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	10/16/17	2,001	2,010	0.1
Ooredoo International Finance Limited, 3.25%, 02/21/23	05/06/20	2,280	2,293	0.1
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	212	217	—
Orbia Advance Corporation, S.A.B. de C.V., 4.88%, 09/19/22	09/25/19	3,328	3,348	0.1
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	10/23/19	255	261	—
Pampa Energia S.A., 7.50%, 01/24/27	06/20/18	2,706	2,327	0.1
PERU LNG, 5.38%, 03/22/30	04/16/20	1,442	1,929	0.1
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	1,440	1,445	—
PT Pertamina (Persero), 4.30%, 05/20/23	09/26/19	1,880	1,901	0.1
Radiant Access Limited, 4.60%, callable at 100 beginning 11/18/20	06/26/19	779	794	—
Reliance Holding USA, Inc., 5.40%, 02/14/22	10/25/17	519	527	—
Republique Francaise Presidence, 0.25%, 11/25/26	03/16/18	3,434	3,461	0.1
Republique Francaise Presidence, 1.00%, 05/25/27	10/03/17	3,255	3,314	0.1
Republique Francaise Presidence, 0.50%, 05/25/29	06/02/20	353	359	—
Republique Francaise Presidence, 0.00%, 11/25/29	02/25/20	7,037	7,309	0.2
S.A.C.I. Falabella, 3.75%, 04/30/23	09/25/19	2,662	2,655	0.1
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/22/20	2,820	2,838	0.1
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	1,433	1,460	—
Sinopec Group Overseas Development (2016) Limited, 2.75%, 05/03/21	09/26/17	1,503	1,517	0.1
SPARC Limited, 0.00%, 12/05/22	09/25/17	5,592	5,619	0.2
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	01/31/19	2,402	2,500	0.1
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	3,051	1,046	—
Syngenta Finance N.V., 5.68%, 04/24/48	02/06/19	4,518	4,997	0.1
The State of Qatar, 3.88%, 04/23/23	04/27/20	1,155	1,180	—
The State of Qatar, 3.38%, 03/14/24	04/27/20	2,737	2,785	0.1
Transelec S.A., 4.63%, 07/26/23	09/26/19	527	530	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/22/18	4,230	3,070	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.38%, 02/12/26	01/10/19	435	372	—
UPL Corporation Limited, 3.25%, 10/13/21	11/06/17	1,001	1,000	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	684	696	—
Vedanta Resources Limited, 6.13%, 08/09/24	06/14/18	4,891	3,644	0.1
		235,548	223,894	5.9

JNL/DoubleLine Core Fixed Income Fund – Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/DoubleLine Core Fixed Income Fund
Intelsat Jackson Holdings S.A. - 2018 Term Loan B	63	1
MED ParentCo LP - 2018 First Lien Term Loan	24	(2)
	87	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund *
CORPORATE BONDS AND NOTES 81.5%
Mexico 12.8%
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (callable at 100 beginning 09/27/24) (a) (b)	400	381
6.75%, (callable at 100 beginning 09/27/24) (a) (c)	370	353
6.88%, (callable at 100 beginning 07/06/22) (a) (b)	1,800	1,730
7.50%, (callable at 100 beginning 06/27/29) (a) (b)	1,500	1,419
7.50%, (callable at 100 beginning 06/27/29) (a) (c)	530	501
7.63%, (callable at 100 beginning 01/06/28) (a) (b)	6,800	6,485
5.75%, 10/04/31 (b) (d) (e)	2,200	2,145
Banco Santander México S.A., Institución De Banca Múltiple, Grupo Financiero Santander México
5.38%, 04/17/25 (c)	3,500	3,831
5.95%, 10/01/28 (c)	3,500	3,587
BBVA Bancomer, S.A.
5.35%, 11/12/29 (b)	700	679
5.13%, 01/18/33 (b)	10,500	9,827
5.13%, 01/18/33 (c)	500	468
5.88%, 09/13/34 (c)	600	587
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (b)	6,300	6,418
5.45%, 11/19/29 (c)	300	277
Cometa Energia SA de CV
6.38%, 04/24/35 (b)	10,041	10,448
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (a) (b) (f)	3,950	3,362
9.50%, 02/07/26 (c)	3,200	3,287
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (a) (b)	8,500	8,767
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (a) (b)	8,350	5,574
7.38%, 02/12/26 (b)	2,200	1,639
8.38%, 01/27/28 (b)	300	224
Other Securities		16,255
		88,244
Chile 8.9%
AES Gener S.A.
5.00%, 07/14/25 (b)	900	866
7.13%, 03/26/79 (b) (e)	1,400	1,449
7.13%, 03/26/79 (c)	4,300	4,451
6.35%, 10/07/79 (b)	4,100	4,079
6.35%, 10/07/79 (c)	2,000	1,990
Corporacion Nacional del Cobre de Chile
3.75%, 01/15/31 (c)	3,000	3,269
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (b)	2,269	2,362
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (b)	4,600	3,799
S.A.C.I. Falabella
3.75%, 04/30/23 (b) (e)	7,895	8,062
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (b) (e)	7,202	7,367
6.88%, 01/15/24 (c)	898	919
Other Securities		22,760
		61,373
Brazil 8.2%
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (a) (b)	7,640	6,704
BTG Pactual Holding S.A.
7.75%, 02/15/29 (c)	7,700	7,789
CSN Islands XII Corp
7.00%, (callable at 100 beginning 09/23/20) (a) (b)	3,050	2,253
6.75%, 01/28/28 (c)	4,400	3,755
CSN Resources S.A.
7.63%, 02/13/23 (b)	1,600	1,488
7.63%, 04/17/26 (c) (e)	3,400	2,989
JSL Europe SA
7.75%, 07/26/24 (b)	5,650	5,565
Petrobras Global Finance B.V.
6.00%, 01/27/28	160	168
5.75%, 02/01/29	5,150	5,291
6.90%, 03/19/49	650	685
Other Securities		19,528
		56,215
Colombia 7.9%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (b)	2,500	2,625
Banco de Bogotá S.A.
5.38%, 02/19/23 (b) (e)	1,000	1,038
6.25%, 05/12/26 (b)	200	213
6.25%, 05/12/26 (c)	850	898
Bancolombia SA
4.88%, 10/18/27	8,850	8,642
Canacol Energy Ltd.
7.25%, 05/03/25 (b)	7,600	7,695
7.25%, 05/03/25 (c)	800	809
Ecopetrol S.A.
5.88%, 09/18/23	1,000	1,071
6.88%, 04/29/30	3,900	4,489
Geopark Limited
6.50%, 09/21/24 (b)	7,000	6,422
5.50%, 01/17/27 (c)	1,500	1,295
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (b) (e)	6,420	6,500
4.38%, 02/04/30 (c)	200	189
4.38%, 02/04/30 (b)	200	189
Oleoducto Central S.A.
4.00%, 05/07/21 (b)	200	202
Other Securities		12,514
		54,791
India 5.8%
Bharat Petroleum Corporation Limited
4.00%, 05/08/25 (b)	800	816
Indian Oil Corporation Limited
5.63%, 08/02/21 (b)	200	206
5.75%, 08/01/23 (b)	7,900	8,518
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (b)	10,000	10,302
Reliance Industries Limited
3.67%, 11/30/27 (c)	410	438
UPL Corporation Limited
3.25%, 10/13/21 (b)	6,000	6,000
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	2,200	1,577
Vedanta Resources Limited
7.13%, 05/31/23 (b)	2,000	1,451
6.13%, 08/09/24 (b)	6,500	4,469
Other Securities		6,255
		40,032
Peru 5.8%
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (c)	490	547
Inkia Energy Limited
5.88%, 11/09/27 (b)	5,800	5,735
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (b)	7,620	7,797
Other Securities		25,823
		39,902
Singapore 4.2%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (b)	1,000	1,020

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (a) (b)	14,100	14,135
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	192	210
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (a)	8,100	8,171
3.50%, 09/16/26 (b) (d)	500	509
Other Securities		4,974
		29,019
Panama 3.9%
Banistmo S.A.
3.65%, 09/19/22 (b)	5,000	4,999
3.65%, 09/19/22 (c) (e)	1,600	1,600
Global Bank Corporation
4.50%, 10/20/21 (b)	5,800	5,923
4.50%, 10/20/21 (c)	200	204
5.25%, 04/16/29 (c)	1,900	1,948
Other Securities		11,975
		26,649
China 3.1%
CNAC (HK) Finbridge Company Limited
3.38%, 06/19/24 (b)	400	415
CNOOC Limited
3.00%, 05/09/23	3,000	3,128
Sinopec Group Overseas Development (2017) Limited
3.63%, 04/12/27 (c)	5,500	6,011
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (c)	4,500	4,627
Tencent Holdings Limited
2.39%, 06/03/30 (c)	7,100	7,129
Other Securities		215
		21,525
Malaysia 2.8%
Gohl Capital Limited
4.25%, 01/24/27 (b)	8,840	8,873
Malayan Banking Berhad
1.19%, (3M USD LIBOR + 0.80%), 08/16/24 (b) (d)	5,400	5,248
3.91%, 10/29/26 (b) (d)	2,800	2,849
Other Securities		2,027
		18,997
United States of America 2.7%
Freeport-McMoRan Inc.
5.40%, 11/14/34	3,500	3,531
5.45%, 03/15/43	3,000	2,949
Reliance Holding USA, Inc.
5.40%, 02/14/22 (b)	7,350	7,746
Other Securities		4,501
		18,727
Indonesia 2.6%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	4,653	5,087
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	4,170	4,233
5.63%, 08/10/37 (b)	2,900	2,972
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/24 (b)	210	220
Other Securities		5,424
		17,936
Cayman Islands 2.1%
JD.com, Inc.
3.38%, 01/14/30	7,000	7,507
Other Securities		7,023
		14,530
Argentina 1.8%
Pampa Energia S.A.
7.50%, 01/24/27 (b)	7,250	5,818
Other Securities		6,385
		12,203
Dominican Republic 1.2%
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (b)	2,244	2,233
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (b)	5,400	5,440
Other Securities		758
		8,431
Switzerland 1.2%
Syngenta Finance N.V.
5.68%, 04/24/48 (b) (f)	7,462	7,593
5.68%, 04/24/48 (c)	638	638
		8,231
Canada 1.1%
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	5,300	5,707
5.88%, 05/18/30 (c)	1,900	2,151
		7,858
Qatar 0.9%
Ooredoo International Finance Limited
3.25%, 02/21/23 (b)	5,700	5,942
3.75%, 06/22/26 (b)	430	467
		6,409
Ireland 0.9%
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (b) (e)	6,300	6,237
Netherlands 0.8%
Petrobras Global Finance B.V.
5.09%, 01/15/30 (c)	810	806
7.25%, 03/17/44	1,600	1,745
Premier Health Group Inc.
7.95%, 05/11/26 (c)	1,500	1,499
VTR Finance B.V.
6.38%, 07/15/28 (c)	900	925
Other Securities		678
		5,653
Guatemala 0.5%
Energuate Trust
5.88%, 05/03/27 (b)	1,000	981
Other Securities		2,573
		3,554
South Korea 0.5%
Other Securities		3,535
Hong Kong 0.5%
Other Securities		3,483
Spain 0.4%
Other Securities		2,561
Philippines 0.3%
Other Securities		2,055
Paraguay 0.3%
Other Securities		1,768
Israel 0.2%
Other Securities		1,658
Thailand 0.1%
Other Securities		679
Jamaica 0.0%
Other Securities		194
Total Corporate Bonds And Notes (cost $572,237)		562,449
GOVERNMENT AND AGENCY OBLIGATIONS 12.6%
Saudi Arabia 2.4%
Saudi Arabia, Government of
2.90%, 10/22/25 (c)	5,300	5,619
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (b)	7,300	7,400
2.88%, 03/04/23 (b)	3,700	3,857
		16,876
Indonesia 2.1%
The Republic of Indonesia, The Government of
3.85%, 10/15/30	13,200	14,669

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Peru 1.6%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	3,250	3,392
2.78%, 01/23/31	7,000	7,446
		10,838
Qatar 1.4%
The State of Qatar
3.88%, 04/23/23 (b)	2,500	2,681
3.38%, 03/14/24 (b)	6,500	6,963
		9,644
Panama 1.0%
Government of the Republic of Panama
4.00%, 09/22/24	2,763	2,998
3.75%, 03/16/25	3,837	4,173
		7,171
Dominican Republic 0.8%
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (c)	5,500	4,964
6.40%, 06/05/49 (c)	750	683
		5,647
Philippines 0.8%
Other Securities		5,329
Chile 0.7%
Gobierno de la Republica de Chile
2.45%, 01/31/31	4,700	4,834
United Arab Emirates 0.6%
Other Securities		4,428
Mexico 0.6%
Other Securities		4,390
Guatemala 0.3%
Other Securities		1,814
Ukraine 0.1%
Other Securities		531
Thailand 0.1%
Export-Import Bank of Thailand
1.28%, (3M USD LIBOR + 0.90%), 11/20/23 (b) (d)	473	468
Colombia 0.1%
Presidencia de la Republica de Colombia
5.20%, 05/15/49	400	462
Venezuela 0.0%
Other Securities		263
Total Government And Agency Obligations (cost $87,088)		87,364
COMMON STOCKS 0.0%
United States of America 0.0%
Other Securities		—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 5.6%
Investment Companies 4.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (g) (h)	31,951	31,951
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (g) (h)	6,630	6,630
Total Short Term Investments (cost $38,581)		38,581
Total Investments 99.7% (cost $697,906)		688,394
Other Assets and Liabilities, Net 0.3%		2,088
Total Net Assets 100.0%		690,482

(a) Perpetual security. Next contractual call date presented, if applicable.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $153,199 and 22.2% of the Fund.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) All or a portion of the security was on loan as of June 30, 2020.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	09/28/17	3,032	3,029	0.4
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/13/20	1,418	1,385	0.2
AES Gener S.A., 5.00%, 07/14/25	12/19/19	935	866	0.1
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,453	1,449	0.2
AES Gener S.A., 6.35%, 10/07/79	11/18/19	4,113	4,079	0.6
AI Candelaria (Spain) SL., 7.50%, 12/15/28	01/17/19	1,957	2,006	0.3
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	616	581	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	07/13/18	2,622	2,625	0.4
Banco Bradesco S.A., 5.75%, 03/01/22	11/21/19	2,502	2,484	0.4
Banco de Bogotá S.A., 5.38%, 02/19/23	11/14/19	1,044	1,038	0.2
Banco de Bogotá S.A., 6.25%, 05/12/26	02/06/20	226	213	—
Banco de Credito del Peru, 6.13%, 04/24/27	06/17/20	1,683	1,694	0.2
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	05/04/16	2,253	2,233	0.3
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	05/30/18	6,287	6,704	1.0
Banco GNB Sudameris S.A., 6.50%, 04/03/27	09/06/18	806	779	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 3.38%, 01/18/23	09/26/19	3,212	3,256	0.5
Banco Macro S.A., 6.75%, 11/04/26	06/05/18	4,450	3,852	0.6
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.75%, callable at 100 beginning 09/27/24	01/31/20	434	381	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	06/27/18	1,801	1,730	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50%, callable at 100 beginning 06/27/29	09/25/19	1,505	1,419	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	07/05/18	6,738	6,485	0.9
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 5.75%, 10/04/31	06/27/18	2,077	2,145	0.3
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	07/10/19	806	779	0.1
Banistmo S.A., 3.65%, 09/19/22	09/25/19	5,034	4,999	0.7
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	671	679	0.1
BBVA Bancomer, S.A., 5.13%, 01/18/33	06/21/18	9,624	9,827	1.4
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	1,997	2,055	0.3
Bharat Petroleum Corporation Limited, 4.00%, 05/08/25	10/08/19	839	816	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	04/25/17	1,022	1,020	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	07/02/18	6,111	6,237	0.9
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	08/15/19	388	395	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	08/15/19	134	136	—
Cable Onda, S.A., 4.50%, 01/30/30	01/07/20	356	346	0.1
Canacol Energy Ltd., 7.25%, 05/03/25	06/20/18	7,441	7,695	1.1
CEMEX S.A.B. de C.V., 7.75%, 04/16/26	02/18/20	6,751	6,418	0.9
CIMB Bank Berhad, 2.10%, 10/09/24	12/03/19	502	486	0.1
CNAC (HK) Finbridge Company Limited, 3.38%, 06/19/24	06/13/19	405	415	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	07/20/18	9,809	10,448	1.5
Corporacion Lindley S.A., 6.75%, 11/23/21	05/13/14	1,348	1,360	0.2
Cosan Overseas Limited, 8.25%, callable at 100 beginning 11/05/20	04/25/16	2,307	2,512	0.4
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	07/23/18	3,871	3,362	0.5
CSN Islands XII Corp, 7.00%, callable at 100 beginning 09/23/20	02/01/19	2,624	2,253	0.3
CSN Resources S.A., 7.63%, 02/13/23	01/22/19	1,569	1,488	0.2
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	05/01/17	13,990	14,135	2.0
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	09/11/18	5,523	5,440	0.8
Embotelladora Andina S.A, 5.00%, 10/01/23	10/04/17	5,060	5,193	0.8
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	2,289	2,362	0.3
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	4,283	3,799	0.6
Empresa Nacional de Telecomunicaciones S.A., 4.88%, 10/30/24	09/26/19	2,092	2,108	0.3
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 08/01/26	12/20/18	2,423	2,659	0.4
Ena Norte SA, 4.95%, 04/25/23	09/07/16	5,642	5,435	0.8
Energuate Trust, 5.88%, 05/03/27	07/10/18	959	981	0.1
Engie Energia Chile S.A., 4.50%, 01/29/25	12/04/19	839	864	0.1
Export-Import Bank of Thailand, 1.28%, 11/20/23	09/17/19	475	468	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,066	1,126	0.2
Fresnillo PLC, 5.50%, 11/13/23	04/17/18	3,600	3,773	0.5
Geopark Limited, 6.50%, 09/21/24	05/25/18	6,881	6,422	0.9
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	811	787	0.1
Global Bank Corporation, 4.50%, 10/20/21	04/25/17	5,814	5,923	0.9
Globo Comunicacao e Participacoes S.A., 4.84%, 06/08/25	02/03/20	1,561	1,493	0.2
GNL Quintero S.A, 4.63%, 07/31/29	11/13/19	1,906	1,943	0.3
Gohl Capital Limited, 4.25%, 01/24/27	04/25/17	8,970	8,873	1.3
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	6,206	2,840	0.4
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	10/08/19	6,570	6,500	0.9
Grupo Aval Acciones y Valores S.A., 4.38%, 02/04/30	04/01/20	163	189	—
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	01/09/19	8,758	8,767	1.3
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/16/20	3,651	4,487	0.7
Indian Oil Corporation Limited, 5.63%, 08/02/21	09/07/17	206	206	—
Indian Oil Corporation Limited, 5.75%, 08/01/23	06/20/17	8,491	8,518	1.2
Industrial Senior Trust, 5.50%, 11/01/22	05/03/16	350	353	0.1
Inkia Energy Limited, 5.88%, 11/09/27	06/25/18	5,610	5,735	0.8
Inversiones CMPC S.A., 4.75%, 09/15/24	09/25/19	4,242	4,295	0.6
Itau Unibanco Holding S.A., 6.13%, callable at 100 beginning 12/12/22	06/21/18	1,775	1,784	0.3
JSL Europe SA, 7.75%, 07/26/24	01/24/19	5,628	5,565	0.8
LATAM Finance Limited, 0.00%, 04/11/24	06/06/18	3,427	969	0.1
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	213	210	—
Malayan Banking Berhad, 1.19%, 08/16/24	10/09/19	5,423	5,248	0.8
Malayan Banking Berhad, 3.91%, 10/29/26	08/15/17	2,828	2,849	0.4
Marfrig Holdings (Europe) B.V., 7.00%, 03/15/24	05/01/17	3,247	3,240	0.5
Marfrig Holdings (Europe) B.V., 6.88%, 01/19/25	07/13/18	488	499	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	08/09/18	2,270	2,548	0.4
Minejesa Capital B.V., 4.63%, 08/10/30	08/15/18	3,988	4,233	0.6
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	2,815	2,972	0.4
Minerva Luxembourg S.A., 6.50%, 09/20/26	07/10/18	1,878	2,013	0.3
Multibank, Inc., 4.38%, 11/09/22	09/25/19	2,218	2,190	0.3
Nexa Resources S.A., 5.38%, 05/04/27	09/05/18	966	965	0.1
Oleoducto Central S.A., 4.00%, 05/07/21	06/27/19	202	202	—
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	11/28/16	9,863	10,302	1.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ooredoo International Finance Limited, 3.25%, 02/21/23	05/06/20	5,910	5,942	0.9
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	456	467	0.1
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	01/23/19	1,210	1,285	0.2
Pampa Energia S.A., 7.50%, 01/24/27	05/30/18	6,891	5,818	0.8
Pampa Energía S.A., 9.13%, 04/15/29	11/27/19	120	122	—
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	03/19/13	558	602	0.1
PERU LNG, 5.38%, 03/22/30	04/16/20	3,637	4,804	0.7
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,543	263	—
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	3,499	3,509	0.5
PT Perusahaan Gas Negara Tbk, 5.13%, 05/16/24	01/22/20	228	220	—
Radiant Access Limited, 4.60%, callable at 100 beginning 11/18/20	06/18/19	3,834	3,920	0.6
Reliance Holding USA, Inc., 5.40%, 02/14/22	08/14/17	7,640	7,746	1.1
S.A.C.I. Falabella, 3.75%, 04/30/23	11/15/17	8,047	8,062	1.2
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/22/20	7,361	7,400	1.1
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	3,787	3,857	0.6
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/23/19	7,823	7,797	1.1
Sociedad Quimica Y Minera De Chile S.A., 3.63%, 04/03/23	10/18/13	286	311	—
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	02/19/19	367	394	0.1
SPARC Limited, 0.00%, 12/05/22	09/29/17	3,650	3,664	0.5
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	01/31/19	5,007	5,235	0.8
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	4,643	1,592	0.2
SURA Asset Management SA, 4.88%, 04/17/24	09/13/18	2,299	2,452	0.4
Syngenta Finance N.V., 5.68%, 04/24/48	02/06/19	6,876	7,593	1.1
The State of Qatar, 3.88%, 04/23/23	04/27/20	2,624	2,681	0.4
The State of Qatar, 3.38%, 03/14/24	04/27/20	6,844	6,963	1.0
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/31/20	206	212	—
Transelec S.A., 4.63%, 07/26/23	09/08/17	2,409	2,433	0.4
Transelec S.A., 4.25%, 01/14/25	02/11/20	532	532	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/03/17	2,223	2,354	0.3
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/22/18	7,694	5,574	0.8
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.38%, 02/12/26	07/18/18	1,545	1,639	0.2
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.38%, 01/27/28	05/15/20	191	224	—
United Overseas Bank Limited, 3.50%, 09/16/26	09/11/17	504	509	0.1
UPL Corporation Limited, 3.25%, 10/13/21	11/06/17	5,982	6,000	0.9
Vedanta Resources Limited, 7.13%, 05/31/23	07/10/18	1,958	1,451	0.2
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	6,008	4,469	0.6
VTR GlobalCom S.p.A., 6.88%, 01/15/24	07/26/18	7,314	7,367	1.1
		414,139	401,085	58.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 45.5%
AMSR Trust
Series 2020-B-SFR2, 2.03%, 07/17/37	10,500	10,597
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 2.39%, (3M USD LIBOR + 1.50%), 01/28/31 (a)	2,000	1,942
Anchorage Capital CLO 6 Ltd
Series 2015-AR-6A, 2.49%, (3M USD LIBOR + 1.27%), 07/15/30 (a)	3,000	2,962
Anchorage Capital CLO 9 Ltd
Series 2016-AR-9A, 2.59%, (3M USD LIBOR + 1.37%), 07/15/32 (a)	7,500	7,364
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 1.22%, (3M USD LIBOR + 0.83%), 11/17/27 (a)	3,646	3,574
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 2.31%, (3M USD LIBOR + 1.09%), 01/15/31 (a)	993	967
Atlas Senior Loan Fund XI Ltd
Series 2018-B-11A, 2.64%, (3M USD LIBOR + 1.65%), 07/26/31 (a) (b)	2,000	1,871
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 3.49%, 05/20/36 (a)	2,834	2,723
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.57%, 05/17/50 (a)	15,781	1,069
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 1.38%, (1M USD LIBOR + 1.20%), 08/15/36 (a)	331	301
Series 2017-D-DELC, REMIC, 1.88%, (1M USD LIBOR + 1.70%), 08/15/36 (a)	377	332
Series 2017-E-DELC, REMIC, 2.68%, (1M USD LIBOR + 2.50%), 08/15/36 (a)	759	664
Series 2017-F-DELC, REMIC, 3.68%, (1M USD LIBOR + 3.50%), 08/15/36 (a)	2,138	1,726
Series 2018-F-TALL, REMIC, 3.42%, (1M USD LIBOR + 3.24%), 03/16/37 (a) (c)	4,000	3,160
Interest Only, Series 2017-XA-C1, REMIC, 1.66%, 02/17/50 (a)	22,367	1,563
BBCMS Trust
Series 2018-D-CBM, REMIC, 2.58%, (1M USD LIBOR + 2.39%), 07/15/20 (a)	2,753	2,388
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a)	425	423
Series 2019-E-BWAY, REMIC, 3.04%, (1M USD LIBOR + 2.85%), 11/15/21 (a)	2,715	2,234
BX Commercial Mortgage Trust
Series 2019-D-IMC, REMIC, 2.08%, (1M USD LIBOR + 1.90%), 04/15/21 (a)	1,000	890
Series 2019-F-IMC, REMIC, 3.08%, (1M USD LIBOR + 2.90%), 04/15/21 (a)	5,245	4,354
Series 2018-D-BIOA, REMIC, 1.51%, (1M USD LIBOR + 1.32%), 03/16/37 (a)	810	772
BX Trust
Series 2019-E-MMP, REMIC, 2.08%, (1M USD LIBOR + 1.90%), 08/16/21 (a)	3,784	3,419
Series 2018-E-GW, REMIC, 2.15%, (1M USD LIBOR + 1.97%), 05/15/37 (a)	968	852
Series 2018-F-GW, REMIC, 2.60%, (1M USD LIBOR + 2.42%), 05/15/37 (a)	839	722
Series 2018-G-GW, REMIC, 3.10%, (1M USD LIBOR + 2.92%), 05/15/37 (a)	581	477
CarVal CLO III Ltd
Series 2019-A-2A, 2.49%, (3M USD LIBOR + 1.35%), 07/20/32 (a)	8,000	7,820
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.46%, 05/12/50 (a)	18,102	1,110
CFIP CLO Ltd
Series 2014-AR-1A, 2.63%, (3M USD LIBOR + 1.32%), 07/13/29 (a)	7,500	7,366
Citigroup Commercial Mortgage Trust
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	828	780
Series 2018-E-TBR, 2.98%, (1M USD LIBOR + 2.80%), 12/15/36 (a)	4,739	3,824
Series 2018-F-TBR, 3.83%, (1M USD LIBOR + 3.65%), 12/15/36 (a)	4,510	3,514
Interest Only, Series 2014-XA-GC19, REMIC, 1.32%, 03/12/47 (a)	26,360	923
Interest Only, Series 2014-XA-GC21, REMIC, 1.34%, 05/10/47 (a)	25,247	938
Interest Only, Series 2015-XA-GC35, REMIC, 0.99%, 11/10/48 (a)	3,918	111
Interest Only, Series 2016-XA-GC36, REMIC, 1.42%, 02/12/49 (a)	4,132	219
Interest Only, Series 2016-XA-GC37, REMIC, 1.91%, 04/12/49 (a)	4,239	324
Interest Only, Series 2016-XA-P3, REMIC, 1.86%, 04/16/49 (a)	6,968	466
Interest Only, Series 2016-XA-P5, REMIC, 1.65%, 10/13/49 (a)	11,075	683
Interest Only, Series 2017-XA-P7, REMIC, 1.28%, 04/15/50 (a)	13,573	744
Citigtoup Mortgage Loan Trust
Series 2018-A1-C, 4.13%, 03/25/59	9,058	8,887
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (c)	13,748	13,776
Series 2019-A1-E, 3.23%, 11/25/70 (c)	8,081	8,082
COMM Mortgage Trust
Series 2018-D-HCLV, 2.36%, (1M USD LIBOR + 2.18%), 09/15/20 (a)	197	174
Series 2015-C-CC25, REMIC, 4.69%, 08/12/25 (a)	2,252	2,087
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (a)	306	302
Series 2016-C-CR28, REMIC, 4.80%, 12/12/25 (a)	405	371
Interest Only, Series 2013-XA-CR12, REMIC, 1.29%, 10/15/46 (a)	32,695	1,025
Interest Only, Series 2014-XA-UBS3, REMIC, 1.23%, 06/12/47 (a)	31,306	1,104
Interest Only, Series 2015-XA-LC21, REMIC, 0.85%, 07/10/48 (a)	18,879	531
Interest Only, Series 2015-XA-CR25, REMIC, 0.99%, 08/12/48 (a)	20,854	729
Interest Only, Series 2015-XA-CR26, REMIC, 1.08%, 10/10/48 (a)	4,877	191
Interest Only, Series 2015-XA-CR27, REMIC, 1.21%, 10/13/48 (a)	11,038	440
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.81%, 01/15/49 (a)	3,500	3,500
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	889	855
Credit Suisse Mortgage Trust
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (a)	1,799	1,756
Series 2017-E-CHOP, REMIC, 3.48%, (1M USD LIBOR + 3.30%), 07/15/32 (a)	2,125	1,712
CSMC Trust
Series 2019-F-ICE4, REMIC, 2.83%, (1M USD LIBOR + 2.65%), 05/17/21 (a)	3,398	3,211
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	9,656	9,601
Series 2019-A1-RPL2, REMIC, 3.89%, 11/25/58 (c)	4,516	4,433
Series 2019-A1-RPL9, 3.11%, 10/25/59 (a)	409	396
Series 2019-A1-RP10, REMIC, 3.16%, 12/25/59 (a)	12,072	11,988
Series 2020-A12-RPL2, 4.00%, 02/25/60	5,082	5,095
CVP CLO Ltd
Series 2017-A-1A, 2.48%, (3M USD LIBOR + 1.34%), 07/22/30 (a)	7,500	7,334
Series 2017-A-2A, 2.33%, (3M USD LIBOR + 1.19%), 01/21/31 (a) (b)	10,000	9,725
Elevation CLO, Ltd.
Series 2018-A1-9A, 2.34%, (3M USD LIBOR + 1.12%), 07/15/31 (a)	6,000	5,758
Elmwood CLO II Ltd
Series 2019-A-2A, 2.59%, (3M USD LIBOR + 1.45%), 04/21/31 (a)	5,000	4,956
Series 2019-B-2A, 3.24%, (3M USD LIBOR + 2.10%), 04/21/31 (a)	2,500	2,442

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Elmwood CLO IV Ltd
Series 2020-A-1A, 2.47%, (3M USD LIBOR + 1.24%), 04/15/33 (a)	2,500	2,440
Fountainbleu Miami Beach Trust
Series 2019-G-FBLU, 4.09%, 12/12/24	4,081	2,945
Series 2019-F-FBLU, 4.09%, 12/12/24	2,682	2,201
GLS Auto Receivables Trust
Series 2018-A-3A, 3.35%, 08/15/22	361	363
Series 2019-A-2A, 3.06%, 04/17/23	1,180	1,192
Series 2020-A-2A, 1.58%, 08/15/24	3,500	3,501
Great Wolf Trust
Series 2019-A-WOLF, REMIC, 1.22%, (1M USD LIBOR + 1.03%), 12/15/21 (a) (c)	3,075	2,948
Series 2019-F-WOLF, REMIC, 3.31%, (1M USD LIBOR + 3.13%), 12/15/21 (a)	4,283	3,607
GS Mortgage Securities Corp Trust
Series 2018-G-RIVR, REMIC, 2.78%, (1M USD LIBOR + 2.60%), 07/15/20 (a)	2,000	1,380
Series 2018-E-LUAU, REMIC, 2.73%, (1M USD LIBOR + 2.55%), 11/16/20 (a)	3,342	2,865
Series 2019-E-SOHO, 2.06%, (1M USD LIBOR + 1.87%), 06/15/21 (a)	3,605	3,366
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	3,490	3,526
GS Mortgage Securities Trust
Series 2019-E-SMP, 3.41%, (1M USD LIBOR + 2.60%), 08/21/21 (a)	4,000	3,091
Interest Only, Series 2015-XA-GC34, REMIC, 1.42%, 10/10/25 (a)	3,229	162
Interest Only, Series 2014-XA-GC24, REMIC, 0.87%, 09/10/47 (a)	9,249	235
Series 2014-D-GC26, REMIC, 4.66%, 11/10/47 (a)	2,038	1,276
Interest Only, Series 2015-XA-GS1, REMIC, 0.92%, 11/10/48 (a)	5,512	194
Interest Only, Series 2017-XA-GS6, 1.18%, 05/12/50 (a)	22,957	1,313
Interest Only, Series 2017-XA-GS8, 1.12%, 11/11/50 (a)	32,465	1,727
GS Mortgage-Backed Securities Trust
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59	4,092	4,123
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	2,665	2,404
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b)	7,859	6,795
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-E-MFP, 2.35%, (1M USD LIBOR + 2.16%), 07/15/21 (a)	2,438	2,234
Series 2019-F-MFP, 3.18%, (1M USD LIBOR + 3.00%), 07/15/21 (a)	2,160	1,933
Series 2011-D-C5, REMIC, 5.61%, 09/17/21 (a)	2,400	1,693
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23	3,141	2,995
Series 2018-E-AON, 4.61%, 07/10/23 (a)	3,103	3,057
Series 2019-C-UES, 4.34%, 05/07/24	1,177	1,164
Series 2019-G-UES, 4.60%, 05/07/24 (a)	1,612	1,338
Series 2019-F-UES, 4.60%, 05/07/24 (a)	1,476	1,313
Series 2019-D-UES, 4.60%, 05/07/24 (a)	1,205	1,163
Series 2019-E-UES, 4.60%, 05/07/24 (a)	1,406	1,336
Series 2018-C-LAQ, 1.78%, (1M USD LIBOR + 1.60%), 06/15/35 (a)	3,966	3,589
Series 2018-D-LAQ, 2.28%, (1M USD LIBOR + 2.10%), 06/15/35 (a)	1,574	1,377
Series 2018-E-LAQ, 3.18%, (1M USD LIBOR + 3.00%), 06/15/35 (a)	504	428
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	210	161
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,782
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	5,835	5,541
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a)	2,356	2,074
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 4.12%, 09/17/24 (a)	2,274	1,722
Series 2015-B-C28, REMIC, 3.99%, 03/17/25	3,275	3,070
Series 2015-C-C32, REMIC, 4.80%, 10/15/25 (a)	366	322
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	359	342
Interest Only, Series 2015-XA-C32, REMIC, 1.47%, 11/18/48 (a)	12,586	388
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 1.23%, 01/15/49 (a)	4,769	151
Interest Only, Series 2016-XA-JP4, REMIC, 0.82%, 12/17/49 (a)	17,458	502
Legacy Mortgage Asset Trust
Series 2019-A1-GS1, REMIC, 4.00%, 02/25/21 (c)	4,036	3,921
Series 2019-A1-GS3, 3.75%, 04/25/21 (c)	4,377	4,453
Series 2019-A1-GS4, 3.44%, 05/25/21 (c)	3,567	3,436
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (c)	9,301	9,133
Series 2020-A1-GS4, 3.25%, 11/25/21 (c)	5,265	5,212
Series 2017-A1-GS1, REMIC, 3.50%, 01/25/57 (c)	3,400	3,379
Series 2018-A1-GS1, REMIC, 4.00%, 03/25/58 (c)	4,260	4,303
Series 2018-A1-GS2, 4.00%, 04/25/58 (c)	4,993	5,037
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2018-D-SUN, REMIC, 1.83%, (1M USD LIBOR + 1.65%), 07/15/20 (a)	899	809
Series 2018-F-SUN, REMIC, 2.73%, (1M USD LIBOR + 2.55%), 07/15/20 (a)	1,342	1,174
Series 2018-G-SUN, REMIC, 3.23%, (1M USD LIBOR + 3.05%), 07/15/20 (a)	899	751
Series 2014-C-C17, REMIC, 4.66%, 07/17/24 (a)	1,240	1,151
Series 2015-D-C27, REMIC, 3.24%, 11/15/25	297	175
Series 2015-C-C27, REMIC, 4.68%, 11/15/25 (a)	207	183
Series 2016-C-C29, REMIC, 4.90%, 04/17/26 (a)	2,371	2,146
Interest Only, Series 2014-XA-C15, REMIC, 1.13%, 04/17/47 (a)	13,363	381
Interest Only, Series 2016-XA-C28, REMIC, 1.35%, 01/15/49 (a)	4,006	193
Morgan Stanley Capital I Inc
Series 2019-F-NUGS, REMIC, 4.34%, (1M USD LIBOR + 2.84%), 12/15/36 (a)	4,283	3,448
Morgan Stanley Capital I Trust
Series 2017-F-CLS, 2.78%, (1M USD LIBOR + 2.60%), 11/15/34 (a)	3,371	3,234
Interest Only, Series 2015-XA-UBS8, REMIC, 1.03%, 12/15/48 (a)	4,686	185
Interest Only, Series 2017-XA-H1, 1.59%, 06/17/50 (a)	26,100	1,670
Mosaic Solar Loan Trust
Series 2020-A-1A, 2.10%, 04/20/26	700	704
Series 2020-B-1A, 3.10%, 04/20/26	6,600	6,658
MP CLO IV Ltd
Series 2013-ARR-2A, 2.27%, (3M USD LIBOR + 1.28%), 07/25/29 (a)	7,500	7,314
MP CLO VIII Ltd
Series 2015-AR-2A, 1.80%, (3M USD LIBOR + 0.91%), 10/28/27 (a)	2,819	2,768
OFSI BSL IX, Ltd.
Series 2018-A-1A, 2.37%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (b)	8,000	7,705
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (c)	2,184	2,163
Series 2020-A1-NPL1, REMIC, 2.86%, 03/01/23 (a) (c)	13,555	13,329
PRPM, LLC
Series 2019-A1-1A, 4.50%, 01/25/22 (c)	10,422	10,509
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	5,930	5,037

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (b)	5,000	5,111
Sound Point CLO, Ltd.
Series 2015-A-1RA, 2.58%, (3M USD LIBOR + 1.36%), 04/15/30 (a)	3,500	3,430
Series 2013-A-3RA, 2.29%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (b)	1,500	1,443
Series 2018-A1A-21, 2.17%, (3M USD LIBOR + 1.18%), 10/27/31 (a) (b)	3,000	2,887
Series 2019-A-1A, 2.51%, (3M USD LIBOR + 1.37%), 01/20/32 (a)	2,500	2,426
Steele Creek CLO Ltd
Series 2015-AR-1A, 1.63%, (3M USD LIBOR + 1.26%), 05/21/29 (a)	4,000	3,920
Series 2017-A-1A, 2.47%, (3M USD LIBOR + 1.25%), 10/15/30 (a)	1,000	966
Series 2014-A-1RA, 2.18%, (3M USD LIBOR + 1.07%), 04/21/31 (a)	2,550	2,462
Series 2016-1A, 1.43%, (3M USD LIBOR + 1.12%), 06/16/31 (a) (b)	2,500	2,370
Series 2018-A-2A, 1.59%, (3M USD LIBOR + 1.20%), 08/18/31 (a)	2,000	1,918
Series 2019-B-1A, 3.42%, (3M USD LIBOR + 2.20%), 04/15/32 (a)	4,000	3,704
Tal Advantage VI LLC
Series 2017-A-1A, 4.50%, 04/20/27	5,423	5,409
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 2.36%, (3M USD LIBOR + 1.14%), 01/15/31 (a)	4,250	4,128
Series 2019-B-3A, 3.32%, (3M USD LIBOR + 2.10%), 04/15/31 (a)	2,000	1,913
Toorak Mortgage Corp Ltd
Series 2020-A1-1, 2.73%, 03/25/23 (c)	10,000	9,691
Upstart Pass-Through Trust
Series 2020-A-ST1, 3.75%, 02/20/28	4,000	3,938
Upstart Securitization Trust
Series 2019-A-2, 2.90%, 09/20/21	1,406	1,411
Series 2019-B-1, 4.19%, 04/20/26	802	789
Series 2020-A-1, 2.32%, 04/22/30	2,840	2,841
Series 2020-B-1, 3.09%, 04/22/30	1,500	1,394
Velocity Commercial Capital Loan Trust
Series 2018-A-2, REMIC, 4.05%, 09/25/24	2,001	2,075
Series 2019-A-2, REMIC, 3.13%, 06/25/25	8,171	8,197
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.92%, (3M USD LIBOR + 1.55%), 08/28/29 (a)	2,750	2,575
Venture XXIX CLO Ltd
Series 2017-A-29A, 1.67%, (3M USD LIBOR + 1.28%), 09/09/30 (a)	4,000	3,876
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (c)	6,554	6,526
Series 2019-A1A-NPL9, 3.33%, 10/25/22 (c)	2,533	2,527
Volt LXXX, LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (c)	7,733	7,693
Volt LXXXIV, LLC
Series 2019-A1A-NP10, 3.43%, 11/25/22	910	907
Volt LXXXIX, LLC
Series 2020-A1A-NPL5, REMIC, 2.98%, 02/25/23 (c)	3,224	3,193
Volt LXXXV, LLC
Series 2020-A1A-NPL1, REMIC, 3.23%, 12/26/22 (c)	1,697	1,686
Volt LXXXVII, LLC
Series 2020-A1A-NPL3, 2.98%, 01/25/23 (c)	1,788	1,771
Washington Mutural Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 0.68%, (1M USD LIBOR + 0.34%), 02/25/36 (a)	14,984	12,486
Wellfleet CLO Ltd
Series 2018-A1-2A, 2.34%, (3M USD LIBOR + 1.20%), 10/20/31 (a)	4,500	4,371
Series 2020-A1A-!, 2.54%, (3M USD LIBOR + 1.31%), 04/15/33 (a)	5,000	4,886
Wells Fargo Commercial Mortgage Trust
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24	98	60
Interest Only, Series 2015-XA-C31, REMIC, 1.14%, 07/15/25 (a)	4,158	181
Series 2015-D-NXS4, REMIC, 3.82%, 11/18/25 (a)	375	299
Series 2015-C-NXS4, REMIC, 4.82%, 11/18/25 (a)	310	300
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	403
Series 2018-C-C47, REMIC, 5.10%, 10/17/28 (a)	344	328
Interest Only, Series 2015-XA-P2, REMIC, 1.12%, 12/15/48 (a)	4,945	172
Interest Only, Series 2017-XA-C38, 1.20%, 07/15/50 (a)	25,922	1,391
Interest Only, Series 2020-XA-C55, REMIC, 1.44%, 02/18/53 (a)	37,505	3,531
Series 2015-C-LC22, REMIC, 4.69%, 09/15/58 (a)	302	281
Other Securities		292,857
Total Non-U.S. Government Agency Asset-Backed Securities (cost $865,028)		824,242
GOVERNMENT AND AGENCY OBLIGATIONS 28.3%
U.S. Treasury Note 20.1%
Treasury, United States Department of
2.63%, 05/15/21	90,000	91,912
1.50%, 09/30/21	90,300	91,781
1.38%, 01/31/22	36,000	36,686
0.13%, 05/15/23	51,700	51,619
2.25%, 12/31/23	86,050	92,194
		364,192
Collateralized Mortgage Obligations 4.6%
Federal Home Loan Mortgage Corporation
Series QA-4060, REMIC, 1.50%, 09/15/26	1,850	1,863
Series AN-4030, REMIC, 1.75%, 04/15/27	3,615	3,658
Series CD-4484, REMIC, 1.75%, 07/15/30	2,853	2,896
Series BA-4642, REMIC, 3.00%, 02/15/41	3,629	3,664
Series F1-264, 0.73%, (1M USD LIBOR + 0.55%), 07/15/42 (a)	2,024	2,029
Series A-4734, REMIC, 3.00%, 07/15/42	3,059	3,085
Series FA-4125, REMIC, 0.53%, (1M USD LIBOR + 0.35%), 11/15/42 (a)	3,790	3,789
Series Z-4171, REMIC, 3.00%, 02/15/43	6,065	6,173
Series F3-317, 0.70%, (1M USD LIBOR + 0.52%), 11/15/43 (a)	3,149	3,158
Series LA-4738, REMIC, 3.00%, 11/15/43	3,672	3,718
Series EA-4824, REMIC, 4.50%, 02/15/45	1,346	1,367
Series HA-4582, REMIC, 3.00%, 09/15/45	2,574	2,785
Series CF-4750, REMIC, 0.53%, (1M USD LIBOR + 0.35%), 01/15/48 (a)	6,666	6,633
Federal National Mortgage Association, Inc.
Series 2014-AF-73, REMIC, 0.63%, (1M USD LIBOR + 0.45%), 11/25/44 (a)	4,314	4,325
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	3,618	3,769
Series 2018-FA-77, REMIC, 0.48%, (1M USD LIBOR + 0.30%), 10/25/48 (a)	4,921	4,904
Government National Mortgage Association
Series 2008-FT-9, REMIC, 0.91%, (1M USD LIBOR + 0.72%), 02/20/38 (a)	1,440	1,463
Series 2011-FJ-156, REMIC, 0.59%, (1M USD LIBOR + 0.40%), 04/20/40 (a)	3,579	3,589
Series 2010-FA-116, REMIC, 0.79%, (1M USD LIBOR + 0.60%), 09/20/40 (a)	3,791	3,827
Series 2016-UD-136, REMIC, 3.00%, 04/20/45	11,542	11,801
Series 2019-FK-42, REMIC, 0.64%, (1M USD LIBOR + 0.45%), 04/20/49 (a)	3,802	3,815
		82,311
Mortgage-Backed Securities 2.5%
Federal Home Loan Mortgage Corporation
2.50%, 06/01/35	27,838	29,141
Federal National Mortgage Association, Inc.
2.00%, 06/01/35	12,039	12,453
3.88%, (1Y USD LIBOR + 1.63%), 11/01/42 (a)	1,114	1,146
2.71%, (1Y USD LIBOR + 1.67%), 05/01/44 (a)	2,805	2,903
		45,643

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Sovereign 1.1%
Export-Import Bank of India
3.13%, 07/20/21 (d)	1,000	1,007
Export-Import Bank of Thailand
1.28%, (3M USD LIBOR + 0.90%), 11/20/23 (a) (d)	400	396
1.21%, (3M USD LIBOR + 0.85%), 05/23/24 (a) (d)	400	393
Other Securities		17,069
		18,865
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (a)	12,152	325
Total Government And Agency Obligations (cost $506,521)		511,336
CORPORATE BONDS AND NOTES 14.6%
Financials 6.8%
Bank of America Corporation
1.12%, (3M USD LIBOR + 0.79%), 03/05/24 (a)	3,001	2,990
China National Petroleum Corporation
4.50%, 04/28/21 (d)	500	513
3.95%, 04/19/22 (d)	2,000	2,095
Citigroup Inc.
2.75%, 04/25/22	965	1,001
2.31%, 11/04/22	480	490
1.37%, (3M USD LIBOR + 1.02%), 06/01/24 (a)	1,705	1,700
CNPC General Capital Ltd.
3.40%, 04/16/23 (d)	1,000	1,056
Credit Suisse Group AG
1.56%, (3M USD LIBOR + 1.24%), 06/12/24 (a) (b)	1,630	1,637
J.P. Morgan Chase & Co.
3.21%, 04/01/23	1,665	1,733
Morgan Stanley
2.03%, (3M USD LIBOR + 0.93%), 07/22/22 (a)	3,060	3,079
The Goldman Sachs Group, Inc.
2.35%, 11/15/21	2,240	2,255
Other Securities		104,233
		122,782
Energy 1.5%
CNOOC Limited
3.00%, 05/09/23	3,047	3,177
Indian Oil Corporation Limited
5.63%, 08/02/21 (d)	700	721
5.75%, 08/01/23 (d)	800	863
ONGC Videsh Limited
3.75%, 05/07/23 (d)	600	618
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (d)	2,650	2,663
Sinopec Group Overseas Development (2016) Limited
2.00%, 09/29/21 (d)	600	604
Sinopec Group Overseas Development (2017) Limited
2.25%, 09/13/20 (d)	300	300
Sinopec Group Overseas Development (2018) Limited
2.15%, 05/13/25 (b)	1,900	1,950
Other Securities		15,553
		26,449
Health Care 1.2%
Other Securities		22,403
Materials 0.9%
CNAC (HK) Finbridge Company Limited
3.50%, 07/19/22 (d)	3,200	3,284
Other Securities		13,818
		17,102
Industrials 0.9%
Other Securities		16,932
Communication Services 0.9%
Other Securities		16,058
Utilities 0.7%
Other Securities		12,728
Consumer Staples 0.5%
Other Securities		9,665
Consumer Discretionary 0.5%
Other Securities		8,903
Information Technology 0.4%
Other Securities		6,608
Real Estate 0.3%
Other Securities		5,298
Total Corporate Bonds And Notes (cost $262,594)		264,928
SENIOR FLOATING RATE INSTRUMENTS 4.2%
Information Technology 0.7%
Other Securities		13,228
Consumer Discretionary 0.7%
Other Securities		12,256
Health Care 0.6%
Other Securities		11,147
Communication Services 0.5%
Other Securities		9,588
Industrials 0.5%
Other Securities		8,649
Financials 0.4%
Other Securities		7,109
Materials 0.3%
Other Securities		4,592
Consumer Staples 0.2%
Other Securities		4,199
Energy 0.2%
Other Securities		2,911
Real Estate 0.1%
Other Securities		1,960
Utilities 0.0%
Other Securities		398
Total Senior Floating Rate Instruments (cost $81,623)		76,037
SHORT TERM INVESTMENTS 5.1%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	53,036	53,036
U.S. Treasury Bill 2.2%
Treasury, United States Department of
0.15%, 07/28/20 (g) (h)	40,000	39,996
Total Short Term Investments (cost $93,032)		93,032
Total Investments 97.7% (cost $1,808,798)		1,769,575
Other Derivative Instruments 1.0%		18,403
Other Assets and Liabilities, Net 1.3%		22,460
Total Net Assets 100.0%		1,810,438

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $115,198 and 6.4% of the Fund.

(c) Security is a step-up bond where the coupon may increase or step up at a future

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

Summary of Investments by Country^	Total Long Term Investments
United States of America	76.6%
Cayman Islands	12.5
China	1.3
United Kingdom	0.9
Mexico	0.8
Japan	0.7
India	0.6
Chile	0.6
Brazil	0.5
Colombia	0.5
Singapore	0.5
Malaysia	0.4
Panama	0.4
Peru	0.4
South Korea	0.4
Canada	0.4
Bahamas	0.3
Saudi Arabia	0.3
Ireland	0.2
Australia	0.2
Philippines	0.2
Switzerland	0.2
Germany	0.2
Thailand	0.2
Dominican Republic	0.1
Qatar	0.1
Indonesia	0.1
New Zealand	0.1
Israel	0.1
France	0.1
United Arab Emirates	0.1
Hong Kong	—
Guatemala	—
Bermuda	—
Luxembourg	—
Virgin Islands (British)	—
Jamaica	—
Netherlands	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	10/15/19	1,474	1,464	0.1
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/10/20	506	495	—
AES Gener S.A., 5.00%, 07/14/25	01/10/20	210	192	—
AES Gener S.A., 7.13%, 03/26/79	05/07/19	831	828	0.1
Andina Acquisition Corporation, 8.20%, 01/31/22	01/08/19	921	872	0.1
Axiata SPV2 Berhad, 3.47%, 11/19/20	07/18/17	3,311	3,320	0.2
B3 S.A. - Brasil, Bolsa, Balcao, 5.50%, 07/16/20	07/10/19	601	600	—
Banco Bradesco S.A., 5.90%, 01/16/21	06/25/19	2,538	2,537	0.1
Banco de Credito del Peru, 6.13%, 04/24/27	06/10/20	736	741	0.1
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	01/14/19	560	547	—
Banco del Estado de Chile, 3.88%, 02/08/22	07/12/17	610	622	—
Banco do Brasil S.A, 8.50%, callable at 100 beginning 10/20/20	07/29/19	1,625	1,610	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 begininng 07/06/22	08/21/18	2,469	2,403	0.1
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	08/28/18	2,670	2,628	0.2
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	01/29/20	779	781	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander-Chile, 2.50%, 12/15/20	09/11/19	250	251	—
Bangkok Bank Public Company Limited, 4.80%, 10/18/20	07/26/19	1,309	1,314	0.1
Bangkok Bank Public Company Limited, 3.88%, 09/27/22	09/23/19	618	629	—
Banistmo S.A., 3.65%, 09/19/22	01/10/20	2,542	2,499	0.1
Bank of the Philippine Islands, 2.50%, 09/10/24	01/10/20	896	913	0.1
BBVA Bancomer, S.A., 6.75%, 09/30/22	07/17/18	520	534	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	04/04/19	194	194	—
BDO Unibank, Inc., 2.95%, 03/06/23	01/10/20	2,277	2,311	0.1
C&W Senior Financing Designated Activity Company, 7.50%, 10/15/26	04/02/19	1,127	1,117	0.1
CEMEX S.A.B. de C.V., 6.13%, 05/05/25	02/20/19	1,542	1,449	0.1
CEMEX S.A.B. de C.V., 7.75%, 04/16/26	02/11/19	421	407	—
China National Petroleum Corporation, 4.50%, 04/28/21	05/16/17	507	513	—
China National Petroleum Corporation, 3.95%, 04/19/22	03/31/17	2,040	2,095	0.1
CK Hutchison International (17) (II) Limited, 2.25%, 09/29/20	07/11/19	242	242	—
CNAC (HK) Finbridge Company Limited, 3.50%, 07/19/22	01/14/20	3,249	3,284	0.2
CNPC General Capital Ltd., 3.40%, 04/16/23	05/19/20	1,051	1,056	0.1
Colbun S.A., 4.50%, 07/10/24	01/28/20	583	585	—
Colombia Telecomunicaciones, S.A. ESP, 5.38%, 09/27/22	07/24/19	283	282	—
Continental Senior Trust, 5.00%, 08/26/22	04/17/18	1,740	1,798	0.1
Corporacion Nacional del Cobre de Chile, 3.88%, 11/03/21	07/02/19	203	205	—
Corporacion Nacional del Cobre de Chile, 3.00%, 07/17/22	06/18/20	410	408	—
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	10/26/16	2,372	2,406	0.1
DBS Group Holdings Ltd, 2.85%, 04/16/22	10/15/19	303	309	—
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	05/09/19	422	403	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	636	652	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	05/06/20	584	661	—
Ena Norte SA, 4.95%, 04/25/23	10/02/15	1,248	1,225	0.1
Export-Import Bank of India, 3.13%, 07/20/21	07/12/16	1,004	1,007	0.1
Export-Import Bank of Thailand, 1.28%, 11/20/23	08/26/19	401	396	—
Export-Import Bank of Thailand, 1.21%, 05/23/24	08/22/19	401	393	—
Geopark Limited, 6.50%, 09/21/24	05/14/20	612	642	—
Global Bank Corporation, 4.50%, 10/20/21	12/08/16	713	715	—
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	11/06/18	496	506	—
Grupo Bimbo S.A.B. de C.V., 4.50%, 01/25/22	11/19/19	928	942	0.1
Gruposura Finance S.A., 5.70%, 05/18/21	06/17/19	2,050	2,060	0.1
HPHT Finance (19) Limited, 2.88%, 11/05/24	01/14/20	2,317	2,361	0.1
Indian Oil Corporation Limited, 5.63%, 08/02/21	06/23/17	720	721	—
Indian Oil Corporation Limited, 5.75%, 08/01/23	10/02/18	827	863	0.1
Industrial Senior Trust, 5.50%, 11/01/22	05/04/16	693	705	—
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	353	351	—
Inversiones CMPC S.A., 4.50%, 04/25/22	02/24/17	1,014	1,037	0.1
Itau Unibanco Holding S.A., 5.75%, 01/22/21	07/12/19	1,522	1,525	0.1
Itau Unibanco Holding S.A., 6.20%, 12/21/21	05/24/18	406	418	—
LATAM Finance Limited, 0.00%, 04/11/24	03/18/19	1,070	299	—
LG Chem, Ltd., 3.25%, 10/15/24	05/18/20	1,478	1,485	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	10/23/17	3,129	3,154	0.2
Ministry of Diwan Amiri Affairs, 4.50%, 01/20/22	04/27/20	521	526	—
Multibank, Inc., 4.38%, 11/09/22	04/18/19	1,629	1,600	0.1
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo, 3.38%, 11/05/20	06/27/19	902	899	0.1
Oleoducto Central S.A., 4.00%, 05/07/21	05/25/18	2,086	2,103	0.1
ONGC Videsh Limited, 3.75%, 05/07/23	10/16/19	614	618	—
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	01/17/17	2,648	2,663	0.2
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	12/10/19	529	542	—
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/20/16	720	748	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.30%, 11/21/22	06/11/20	207	206	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.75%, 03/01/23	06/12/20	838	836	0.1
PETRONAS Capital Limited, 3.13%, 03/18/22	06/26/20	207	206	—
POSCO, 2.38%, 11/12/22	05/12/20	1,105	1,121	0.1
POSCO, 2.38%, 01/17/23	05/12/20	904	915	0.1
POSCO, 2.75%, 07/15/24	05/12/20	404	415	—
Presidencia de la Republica Dominicana, 7.50%, 05/06/21	05/12/17	1,505	1,505	0.1
PSA Treasury Pte. Ltd., 2.50%, 04/12/26	06/10/20	213	213	—
PT Indonesia Power, 5.50%, 11/22/21	06/26/19	519	522	—
Reliance Holding USA, Inc., 4.50%, 10/19/20	01/17/18	754	756	0.1
Reliance Holding USA, Inc., 5.40%, 02/14/22	02/13/17	2,333	2,371	0.1
Reliance Industries Ltd., 4.13%, 01/28/25	05/19/20	529	545	—
Saudi Arabia Government International Bond, 2.88%, 03/04/23	04/17/20	1,716	1,772	0.1
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/17/20	1,699	1,723	0.1
Saudi Arabian Oil Company, 2.75%, 04/16/22	05/07/20	1,221	1,225	0.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	09/16/19	1,235	1,228	0.1
Singtel Group Treasury Pte. Ltd., 3.25%, 06/30/25	05/18/20	713	713	—
Singtel Group Treasury Pte. Ltd., 2.38%, 10/03/26	05/13/20	1,056	1,061	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20	08/06/19	705	705	—
Sinopec Group Overseas Development (2016) Limited, 2.00%, 09/29/21	05/12/17	596	604	—
Sinopec Group Overseas Development (2017) Limited, 2.25%, 09/13/20	08/12/19	300	300	—
SPARC Limited, 0.00%, 12/05/22	10/03/17	1,831	1,832	0.1
Telefonica Chile S.A., 3.88%, 10/12/22	01/05/17	1,828	1,863	0.1
Tencent Holdings Limited, 3.28%, 04/11/24	05/20/20	211	213	—
The Israel Electric Corporation Ltd., 6.88%, 06/21/23	08/21/18	321	343	—
The State of Qatar, 2.38%, 06/02/21	04/27/20	1,312	1,316	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.25%, 09/27/23	08/15/18	1,096	894	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.00%, 01/15/25	05/11/20	806	910	0.1
United Overseas Bank Limited, 3.50%, 09/16/26	04/27/16	2,210	2,241	0.1
UPL Corporation Limited, 3.25%, 10/13/21	11/28/17	1,387	1,400	0.1
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	487	363	—
VTR GlobalCom S.p.A., 6.88%, 01/15/24	10/15/18	1,713	1,739	0.1
Wakala Global Sukuk Berhad, 4.65%, 07/06/21	09/18/19	513	518	—
		109,667	109,235	6.0

JNL/DoubleLine Shiller Enhanced CAPE Fund – Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Intelsat Jackson Holdings S.A. – 2018 Term Loan B	20	—
MED ParentCo LP – 2018 1st Lien Term Loan	11	(1)
	31	(1)

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/30/20	80,000	—	(8,407)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	09/11/20	100,000	—	11,607
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/03/20	5,700	—	(5)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	08/28/20	100,000	—	(10,055)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	12/04/20	60,000	—	(56)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/30/20	60,000	—	3,670
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	01/14/21	100,000	—	(1,364)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	09/24/20	100,000	—	(10,395)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	10/22/20	80,000	—	10,679
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	08/13/20	100,000	—	(7,560)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	07/16/20	100,000	—	(4,141)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	12/31/20	90,000	—	4,959
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	12/03/20	90,000	—	12,423
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	08/12/20	100,000	—	(9,560)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	09/18/20	100,000	—	13,744
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	08/19/20	100,000	—	(10,130)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	07/15/20	100,000	—	(7,634)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	07/29/20	70,000	—	16,426
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	10/16/20	90,000	—	3,190
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	11/25/20	90,000	—	(1,637)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/02/20	90,000	—	12,649
					—	18,403

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at https://indices.barclays/IM/21/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 46.5%
Mortgage-Backed Securities 18.4%
Federal Home Loan Mortgage Corporation
3.00% - 4.00%, 12/01/32 - 06/01/49	11,322	12,118
4.00%, 12/01/47	8,403	8,952
2.50%, 07/01/50 (a)	1,000	1,054
Federal National Mortgage Association, Inc.
3.00%, 02/01/33 (b)	5,578	5,874
3.50%, 09/01/34	3,709	3,984
3.50%, 05/01/36	3,059	3,281
3.50%, 12/01/36 (b)	3,558	3,826
4.00%, 05/01/38	3,192	3,408
4.00%, 03/01/47	3,723	4,025
4.00%, 05/01/47	7,839	8,493
TBA, 2.50%, 07/15/48 (a)	8,100	8,441
TBA, 3.00%, 07/15/48 (a)	4,300	4,527
TBA, 3.50%, 07/15/48 (a)	23,900	25,132
3.00% - 4.50%, 07/01/34 - 02/01/50	13,212	14,211
TBA, 2.00% - 3.00%, 07/15/31 - 07/14/50 (a)	5,500	5,733
4.00%, 04/01/49	5,780	6,177
4.50%, 08/01/49	5,718	6,208
3.50%, 09/01/49	3,199	3,417
3.50%, 09/01/49	15,849	16,870
4.50%, 09/01/49	7,147	7,798
3.00%, 10/01/49	3,981	4,254
3.00%, 11/01/49	4,948	5,253
4.00%, 11/01/49	3,445	3,713
Government National Mortgage Association
3.50%, 02/20/42	4,803	5,249
4.00%, 11/20/44 (b)	1,325	1,440
4.00%, 08/20/45	2,344	2,536
3.50%, 09/20/45	3,372	3,611
3.50%, 02/20/46	6,658	7,124
3.50% - 4.00%, 02/20/41 - 09/20/46	1,048	1,120
4.00%, 04/20/47	9,999	10,750
4.50%, 04/20/47	2,875	3,128
3.50% - 5.00%, 01/20/45 - 04/20/48	5,411	5,874
4.00%, 05/20/48	5,031	5,370
4.00%, 08/20/48	2,856	3,045
		215,996
U.S. Treasury Note 12.0%
Treasury, United States Department of
2.25%, 10/31/24	3,000	3,258
0.38%, 04/30/25	60,613	60,878
0.25%, 06/30/25	20,000	19,963
1.63%, 09/30/26	25,770	27,667
0.50%, 06/30/27	29,152	29,166
		140,932
U.S. Treasury Bond 6.9%
Treasury, United States Department of
0.00%, 11/15/35 (c)	10,900	9,159
0.00%, 11/15/37 (c)	7,800	6,318
0.00%, 02/15/40 (c)	16,630	12,795
0.00%, 11/15/40 (c)	8,320	6,289
0.00%, 08/15/41 (c)	8,320	6,164
3.63%, 02/15/44	2,020	2,957
3.13%, 08/15/44	6,470	8,819
3.00%, 11/15/44	1,900	2,543
2.88%, 08/15/45	3,500	4,610
2.88%, 11/15/46	1,778	2,363
2.88%, 05/15/49 (d)	816	1,103
2.00%, 02/15/50	12,061	13,800
1.25%, 05/15/50	4,940	4,742
		81,662
U.S. Treasury Inflation Indexed Securities 5.9%
Treasury, United States Department of
0.13%, 10/15/24 (e)	10,353	10,846
0.75%, 07/15/28 (e)	5,270	5,942
0.88%, 01/15/29 (e)	18,463	21,053
0.25%, 07/15/29 (e)	3,204	3,506
	Shares/Par[1]	Value ($)
0.13%, 01/15/30 (e)	14,898	16,104
1.00%, 02/15/49 (d) (e)	7,132	9,515
0.25%, 02/15/50 (d) (e)	2,164	2,429
		69,395
Sovereign 2.5%
Gobierno Federal de los Estados Unidos Mexicanos
3.75% - 4.50%, 01/11/28 - 04/22/29	190	200
3.25%, 04/16/30 (d)	110	108
5.75% - 6.05%, 01/11/40 - 10/12/10	655	749
Other Securities		28,459
		29,516
Municipal 0.6%
Illinois, State of
5.10%, 06/01/33	2,535	2,572
6.63% - 7.35%, 02/01/35 - 07/01/35	920	1,034
Other Securities		3,691
		7,297
Collateralized Mortgage Obligations 0.2%
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	1,283	1,309
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	665	713
		2,022
Total Government And Agency Obligations (cost $521,794)		546,820
CORPORATE BONDS AND NOTES 39.5%
Financials 14.3%
AIB Group Public Limited Company
4.75%, 10/12/23 (f)	2,425	2,608
American International Group, Inc.
2.50%, 06/30/25	2,200	2,326
3.90%, 04/01/26	2,000	2,256
4.20%, 04/01/28	775	882
3.40%, 06/30/30	2,200	2,384
Avolon Holdings Funding Limited
3.95%, 07/01/24 (f)	850	744
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (g)	223	215
3.25%, 10/21/27	1,875	2,072
4.18%, 11/25/27	3,725	4,248
3.82%, 01/20/28 (h)	1,575	1,778
4.20% - 4.27%, 08/26/24 - 07/23/29	1,575	1,847
Barclays PLC
4.61%, 02/15/23 (i)	2,400	2,526
2.85%, 05/07/26 (i)	1,270	1,323
5.09%, 06/20/30	2,500	2,840
Capital One Financial Corporation
2.60%, 05/11/23	1,171	1,226
3.65%, 05/11/27	2,113	2,310
Citigroup Inc.
3.40%, 05/01/26	4,925	5,455
4.13% - 4.60%, 03/09/26 - 07/25/28	984	1,117
4.41%, 03/31/31	1,522	1,798
Credit Suisse Group AG
2.59% - 6.50%, 08/08/23 - 01/12/29 (f)	3,249	3,439
4.28%, 01/09/28 (f)	2,059	2,304
4.19%, 04/01/31 (f) (i)	1,376	1,568
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26	699	804
Deutsche Bank Aktiengesellschaft
2.70%, 07/13/20	1,800	1,799
4.50%, 04/01/25	4,000	3,926
Discover Bank
4.68%, 08/09/28	2,000	2,016
Discover Financial Services
4.50%, 01/30/26	2,000	2,229
Ford Motor Credit Company LLC
3.22% - 3.34%, 01/09/22 - 03/28/22	185	180
4.06%, 11/01/24	2,990	2,851
4.69% - 5.11%, 06/09/25 - 05/03/29	350	342
5.13%, 06/16/25 (d)	120	120
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (f)	2,000	2,117

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
3.96%, 01/29/27	2,050	2,332
3.51%, 01/23/29	1,850	2,094
4.49%, 03/24/31	2,100	2,560
2.96%, 05/13/31	677	717
Morgan Stanley
5.00%, 11/24/25	3,000	3,522
3.63% - 4.00%, 04/29/24 - 01/20/27	1,450	1,610
4.43%, 01/23/30	2,100	2,506
3.62%, 04/01/31	1,444	1,652
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (g) (i)	120	120
2.38%, 05/21/23 (f)	1,333	1,363
5.13%, 05/28/24	1,500	1,639
SLM Corporation
7.25%, 01/25/22	500	502
Synchrony Financial
4.38%, 03/19/24	1,480	1,564
5.15%, 03/19/29	2,759	3,088
Tanger Properties Limited Partnership
3.13%, 09/01/26	3,000	2,776
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	7,500	8,703
3.80%, 03/15/30	2,570	2,931
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (h) (i)	2,035	2,113
3.88%, 09/12/23	1,479	1,595
4.52%, 06/25/24 (h) (i)	1,975	2,146
3.07% - 4.27%, 03/22/25 - 05/22/28 (i)	1,937	2,079
Tiaa Asset Management, LLC
4.00%, 11/01/28 (f)	425	503
UniCredit S.p.A.
6.57%, 01/14/22 (f)	2,000	2,116
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (g)	255	249
2.41%, 10/30/25	650	677
4.48%, 04/04/31	2,110	2,549
5.01%, 04/04/51	3,036	4,183
Other Securities		46,804
		168,343
Energy 5.7%
Continental Resources, Inc.
4.50%, 04/15/23	4,375	4,180
4.38%, 01/15/28	200	176
EQM Midstream Partners, LP
4.75%, 07/15/23	3,250	3,252
6.50%, 07/01/27 (f)	115	118
Exxon Mobil Corporation
3.48%, 03/19/30	2,230	2,542
Pemex Project Funding Master Trust
8.63%, 02/01/22 (j)	50	53
6.63%, 06/15/35	400	324
Petroleos Mexicanos
3.50% - 6.38%, 02/04/21 - 01/30/23	520	500
4.88% - 5.50%, 01/21/21 - 01/24/22 (d)	185	184
3.96%, (3M USD LIBOR + 3.65%), 03/11/22 (h)	70	67
4.88% - 6.84%, 01/18/24 - 01/23/30	1,410	1,269
5.95% - 7.69%, 01/28/31 - 01/23/50	2,756	2,265
6.75%, 09/21/47	8,670	6,689
Other Securities		45,147
		66,766
Communication Services 4.6%
CCO Holdings, LLC
4.00%, 03/01/23 (f)	600	605
4.75% - 5.75%, 02/15/26 - 03/01/30 (f)	1,755	1,814
4.50%, 08/15/30 (f)	110	112
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,427
4.91%, 07/23/25	1,700	1,947
5.38%, 05/01/47	1,000	1,177
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	523
	Shares/Par[1]	Value ($)
5.50%, 09/01/41	4,071	4,893
Other Securities		39,430
		53,928
Consumer Staples 2.8%
Altria Group, Inc.
3.80% - 4.40%, 02/14/24 - 02/14/26	1,850	2,026
3.88%, 09/16/46	4,000	3,968
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,617
4.75%, 01/23/29	1,750	2,110
3.50%, 06/01/30	500	562
4.35% - 5.80%, 06/01/40 - 06/01/60	3,150	3,936
Other Securities		15,827
		33,046
Real Estate 2.4%
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,095
4.13%, 05/15/29	631	649
4.05%, 07/01/30	92	94
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,688
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	5,000	5,218
3.63% - 4.95%, 04/01/24 - 10/01/29	1,752	1,778
Other Securities		14,596
		28,118
Health Care 2.0%
CVS Health Corporation
3.88%, 07/20/25	2,475	2,778
3.00% - 4.10%, 03/25/25 - 04/01/30	1,169	1,320
4.13% - 5.05%, 03/25/38 - 04/01/50	2,539	3,188
Other Securities		16,359
		23,645
Utilities 1.9%
Duke Energy Corporation
3.15%, 08/15/27	2,150	2,405
2.45%, 06/01/30	427	448
Other Securities		19,722
		22,575
Consumer Discretionary 1.9%
Other Securities		21,777
Industrials 1.8%
Air Lease Corporation
3.38%, 07/01/25	961	961
3.75%, 06/01/26	3,475	3,506
Park Aerospace Holdings Limited
5.50%, 02/15/24 (f)	4,000	3,660
Other Securities		12,843
		20,970
Information Technology 1.3%
Other Securities		15,735
Materials 0.8%
Other Securities		8,855
Total Corporate Bonds And Notes (cost $441,747)		463,758
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.8%
BX Commercial Mortgage Trust
Series 2019-A-XL, REMIC, 1.10%, (1M USD LIBOR + 0.92%), 10/15/21 (h)	478	476
Series 2019-B-XL, REMIC, 1.27%, (1M USD LIBOR + 1.08%), 10/15/21 (h)	422	416
Series 2019-C-XL, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 10/15/21 (h)	531	515
Series 2019-D-XL, REMIC, 1.64%, (1M USD LIBOR + 1.45%), 10/15/21 (h)	753	728
Series 2019-E-XL, REMIC, 1.99%, (1M USD LIBOR + 1.80%), 10/15/21 (h)	3,446	3,308
Series 2020-A-BXLP, REMIC, 0.98%, (1M USD LIBOR + 0.80%), 12/15/21 (h)	940	933
Series 2020-B-BXLP, REMIC, 1.18%, (1M USD LIBOR + 1.00%), 12/15/21 (h)	465	454
Series 2020-C-BXLP, REMIC, 1.30%, (1M USD LIBOR + 1.12%), 12/15/21 (h)	369	359

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2020-D-BXLP, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 12/15/21 (h)	572	550
Series 2020-E-BXLP, REMIC, 1.78%, (1M USD LIBOR + 1.60%), 12/15/21 (h)	435	414
BX Trust
Series 2019-A-CALM, 1.06%, (1M USD LIBOR + 0.88%), 11/15/32 (h)	210	207
Series 2018-A-EXCL, REMIC, 1.27%, (1M USD LIBOR + 1.09%), 09/15/20 (h)	2,393	2,136
CSMC Trust
Series 2019-B-ICE4, REMIC, 1.41%, (1M USD LIBOR + 1.23%), 05/17/21 (h)	521	501
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-AFX-WPT, REMIC, 4.25%, 07/07/23	339	357
Magnetite XXIII, Limited
Series 2019-A-23A, 2.29%, (3M USD LIBOR + 1.30%), 10/25/32 (h)	7,500	7,356
Magnetite XXIV, Limited
Series 2019-A-24A, 3.24%, (3M USD LIBOR + 1.33%), 01/18/33 (h)	1,305	1,281
Morgan Stanley Capital I Inc
Series 2019-A-NUGS, REMIC, 2.45%, (1M USD LIBOR + 0.95%), 12/15/36 (h)	900	861
Morgan Stanley Capital I Trust
Series 2019-A-MEAD, 3.17%, 11/13/24	1,163	1,112
Series 2019-C-MEAD, 3.28%, 11/13/24	161	148
Series 2019-B-MEAD, 3.28%, 11/13/24	168	158
Series 2011-AJ-C3, REMIC, 5.42%, 08/17/21 (h)	300	309
Navient Private Education Refi Loan Trust
Series 2016-A-5A, 1.43%, (1M USD LIBOR + 1.25%), 12/25/28 (h)	7,728	7,570
Navient Student Loan Trust
Series 2016-A-7A, 1.33%, (1M USD LIBOR + 1.15%), 12/25/28 (h)	3,437	3,354
Other Securities		35,132
Total Non-U.S. Government Agency Asset-Backed Securities (cost $71,251)		68,635
SENIOR FLOATING RATE INSTRUMENTS 4.9%
Communication Services 0.9%
Other Securities		10,556
Information Technology 0.9%
Other Securities		10,545
Consumer Discretionary 0.9%
Other Securities		10,411
Financials 0.6%
Avolon TLB Borrower 1 (US) LLC
Term Loan B, 2.50%, (1M LIBOR + 1.75%), 01/15/25 (h)	82	76
Other Securities		6,618
		6,694
Industrials 0.5%
Other Securities		6,124
Health Care 0.4%
Other Securities		4,550
Materials 0.3%
Other Securities		3,208
Consumer Staples 0.2%
Other Securities		2,624
Energy 0.1%
Other Securities		1,429
	Shares/Par[1]	Value ($)
Utilities 0.1%
Other Securities		510
Real Estate 0.0%
Other Securities		465
Total Senior Floating Rate Instruments (cost $61,107)		57,116
COMMON STOCKS 0.0%
Energy 0.0%
Other Securities		—
Total Common Stocks (cost $4)		—
SHORT TERM INVESTMENTS 7.8%
Investment Companies 6.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (k) (l)	81,006	81,006
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (k) (l)	10,389	10,389
Total Short Term Investments (cost $91,395)		91,395
Total Investments 104.5% (cost $1,187,298)		1,227,724
Total Purchased Options 0.0% (cost $84)		85
Other Derivative Instruments (0.0)%		(571)
Other Assets and Liabilities, Net (4.5)%		(52,262)
Total Net Assets 100.0%		1,174,976

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $44,848.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) All or a portion of the security was on loan as of June 30, 2020.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $144,977 and 12.3% of the Fund.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Convertible security.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	07/08/19	976	946	0.1
ADES International Holding PLC, 8.63%, 04/24/24	07/11/19	201	187	—
Alfa Bond Issuance Public Limited Company, 6.95%, callable at 100 beginning 04/30/23	01/22/20	202	198	—
Cosan Overseas Limited, 8.25%, callable at 100 beginning 11/05/20	06/27/19	390	392	0.1
DTEK Finance PLC, 10.75%, 12/31/24	06/25/19	289	167	—
Iraq, Government of, 5.80%, 01/15/28	06/24/19	642	588	0.1
Kondor Finance PLC, 7.38%, 07/19/22	01/16/20	209	198	—
Ministry of Finance of the Russian Federation, 5.10%, 03/28/35	11/19/19	707	742	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	227	42	—
Minstry of Finance, Lebenon Republic of, 0.00%, 07/02/20	07/01/19	73	17	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	235	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	36	—
Presidencia de la República de El Salvador, 7.65%, 06/15/35	07/30/19	22	17	—
TBG Global Pte. Ltd., 5.25%, 02/10/22	07/03/19	202	200	—
TCS Finance Designated Activity Company, 9.25%, callable at 100 beginning 09/15/22	06/25/19	207	202	—
TV Azteca S.A.B. de C.V., 8.25%, 08/09/24	07/01/19	499	226	—
Viet Nam, Socialist Republic of, 4.80%, 11/19/24	07/15/19	373	381	—
		8,779	4,774	0.4

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States Long Bond	36	September 2020	6,402	(17)	26

Short Contracts
United States 10 Year Note	(89)	September 2020	(12,359)	14	(28)
United States 2 Year Note	(36)	October 2020	(7,948)	—	(1)
United States 5 Year Note	(100)	October 2020	(12,546)	3	(28)
				17	(57)

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Paying	0.50	(S)	09/16/22	3,498	1	3
3M LIBOR (Q)	Paying	0.50	(S)	09/16/25	1,691	(1)	77
3M LIBOR (Q)	Paying	0.75	(S)	09/16/30	1,224	(20)	5
3M LIBOR (Q)	Paying	0.75	(S)	09/16/50	45	—	6
						(20)	91

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 02/28/30	GSC	Call	140.25	02/26/25	1,500,000	25
3M LIBOR, 02/28/30	GSC	Put	140.25	02/26/25	1,500,000	60
						85

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 12/05/29	BOA	Call	177.50	12/03/24	3,500,000	(188)
3M LIBOR, 12/11/29	BOA	Call	189.00	12/09/24	2,900,000	(169)
3M LIBOR, 12/12/29	BOA	Call	190.00	12/10/24	1,900,000	(112)
3M LIBOR, 12/05/29	BOA	Put	177.50	12/03/24	3,500,000	(37)
3M LIBOR, 12/11/29	BOA	Put	189.00	12/09/24	2,900,000	(27)
3M LIBOR, 12/12/29	BOA	Put	190.00	12/10/24	1,900,000	(18)
						(551)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/First State Global Infrastructure Fund
COMMON STOCKS 96.9%
United States of America 54.1%
Alliant Energy Corporation	419	20,034
American Electric Power Company, Inc.	476	37,944
American Tower Corporation	137	35,460
Avista Corporation	279	10,148
CenterPoint Energy, Inc.	746	13,935
Cheniere Energy, Inc. (a)	317	15,338
Crown Castle International Corp.	107	17,957
Dominion Energy, Inc.	575	46,639
Enterprise Products Partners LP	1,045	18,980
Evergy, Inc.	341	20,235
Eversource Energy	454	37,817
Magellan Midstream Partners LP	320	13,822
NextEra Energy, Inc.	236	56,691
NiSource Inc.	1,080	24,567
Norfolk Southern Corporation	83	14,518
PNM Resources, Inc.	368	14,156
Portland General Electric Co.	381	15,937
SBA Communications Corporation	108	32,163
The Williams Companies, Inc.	724	13,772
UGI Corp.	609	19,374
Union Pacific Corporation	56	9,397
Xcel Energy Inc.	375	23,447
		512,331
Australia 8.1%
Aurizon Holdings Limited	4,342	14,819
Transurban Group	6,293	61,984
		76,803
France 6.2%
Eiffage (a)	247	22,709
Rubis (b)	314	15,180
VINCI (b)	221	20,416
		58,305
United Kingdom 5.5%
National Grid PLC	1,169	14,369
Severn Trent PLC	491	15,086
Signature Aviation PLC (b)	2,497	7,171
SSE PLC	933	15,772
		52,398
Japan 4.6%
East Japan Railway Co.	290	20,053
Tokyo Gas Co. Ltd.	651	15,571
West Japan Railway Co.	147	8,254
		43,878
Canada 3.5%
Emera Inc.	555	21,843
Pembina Pipeline Corporation (b)	463	11,570
		33,413
Hong Kong 3.4%
China Gas Holdings Ltd.	3,712	11,443
CLP Holdings Ltd.	2,129	20,848
		32,291
Italy 2.6%
Atlantia SpA (a)	1,207	19,498
Hera S.p.A.	1,314	4,957
		24,455
Mexico 2.5%
Grupo Aeroportuario del Sureste SAB de CV - Class B (b)	1,035	11,554
Infraestructura Energetica Nova, S.A.B. de C.V. - Class I	1,768	5,103
Promotora y Operadora de Infraestructura SAB de CV (a) (b)	1,040	7,489
		24,146
China 2.4%
ENN Energy Holdings Ltd.	978	10,972
Jiangsu Expressway Co. Ltd. - Class H	10,194	11,931
		22,903
Switzerland 2.0%
Flughafen Zurich AG (a)	143	18,580
Spain 1.1%
AENA, S.M.E., S.A. (a)	76	10,152
New Zealand 0.9%
Auckland International Airport Limited	2,018	8,557
Total Common Stocks (cost $911,183)		918,212
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	26,438	26,438
Total Short Term Investments (cost $26,438)		26,438
Total Investments 99.7% (cost $937,621)		944,650
Other Assets and Liabilities, Net 0.3%		2,833
Total Net Assets 100.0%		947,483

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 68.2%
United States of America 25.5%
Treasury, United States Department of
1.50%, 11/30/24	450	475
1.75%, 12/31/24	1,950	2,080
2.00%, 02/15/25	23,150	24,988
2.13%, 05/15/25 - 05/31/26	71,380	78,243
2.88%, 05/31/25	14,860	16,731
2.63%, 12/31/25	15,589	17,516
1.63%, 02/15/26 - 10/31/26	16,850	18,060
		158,093
Mexico 10.7%
Gobierno Federal de los Estados Unidos Mexicanos
2.50%, 12/10/20, MXN (a)	4,930	216
7.25%, 12/09/21, MXN	599,010	26,997
6.50%, 06/10/21 - 06/09/22, MXN	702,894	31,441
6.75%, 03/09/23, MXN	86,654	3,960
8.00%, 12/07/23, MXN	64,699	3,101
10.00%, 12/05/24, MXN	13,340	698
		66,413
Norway 9.3%
Stortinget
3.75%, 05/25/21, NOK	179,401	19,243
2.00%, 05/24/23, NOK	168,187	18,389
3.00%, 03/14/24, NOK	141,513	16,193
1.75%, 03/13/25, NOK	21,868	2,423
1.50%, 02/19/26, NOK	11,831	1,305
		57,553
Brazil 4.8%
Presidência Da República Federativa Do Brasil
10.00%, 01/01/21, BRL	156,090	29,808
South Korea 4.5%
The Republic of Korea, Government of
2.25%, 09/10/23, KRW	496,200	430
1.88%, 03/10/24, KRW	6,797,000	5,841
1.38%, 09/10/24, KRW	17,959,410	15,123
3.00%, 09/10/24, KRW	7,490,000	6,721
		28,115
Argentina 4.4%
Presidencia De La Nacion
18.20%, 10/03/21, ARS	484,003	3,475
0.00%, 12/04/21, ARS (a)	183,273	1,818
1.20%, 03/18/22, ARS (a)	792,275	7,308
1.10%, 04/17/22, ARS (a)	150,682	1,339
1.40%, 03/25/23, ARS (a)	478,659	4,052
16.00%, 10/17/23, ARS	450,969	2,228
1.50%, 03/25/24, ARS (a)	478,659	3,734
15.50%, 10/17/26, ARS	885,973	3,088
		27,042
Ghana 4.3%
Ghana, Government of
24.00%, 11/23/20, GHS	1,960	348
16.25%, 05/17/21, GHS	14,870	2,558
24.50%, 06/21/21, GHS	8,540	1,571
24.75%, 03/01/21 - 07/19/21, GHS	33,940	6,244
18.75%, 01/24/22, GHS	11,430	2,001
18.25%, 09/21/20 - 07/25/22, GHS	4,640	807
17.60%, 11/28/22, GHS	370	64
16.50%, 03/22/21 - 02/06/23, GHS	2,890	480
19.00%, 11/02/26, GHS	33,440	5,592
19.75%, 03/25/24 - 03/15/32, GHS	42,160	6,955
		26,620
Colombia 2.9%
Presidencia de la Republica de Colombia
7.75%, 04/14/21, COP	13,557,000	3,679
4.38%, 03/21/23, COP	592,000	158
10.00%, 07/24/24, COP	7,757,000	2,540
7.50%, 08/26/26, COP	38,018,800	11,495
9.85%, 06/28/27, COP	942,000	302
		18,174
Indonesia 1.7%
The Republic of Indonesia, The Government of
8.38%, 03/15/24, IDR	139,096,000	10,357
India 0.1%
Ministry of Defence
8.13%, 09/21/22, INR	48,000	688
Total Government And Agency Obligations (cost $555,566)		422,863
CORPORATE BONDS AND NOTES 0.0%
South Africa 0.0%
K2016470219 (South Africa) Ltd
0.02%, 12/31/22 (b) (c)	10,048	75
0.04%, 12/31/22, EUR (b) (c)	3,455	39
K2016470260 South Africa Ltd
0.63%, 12/31/22 (b) (c)	3,065	77
Total Corporate Bonds And Notes (cost $8,872)		191
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (d) (e) (f)	124,902	—
Edcon Holdings Ltd. - Class B (d) (e) (f)	14,399	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 29.8%
Treasury Securities 17.7%
Cabinet Office, Government of Japan
-0.18%, 07/06/20, JPY (g)	1,521,000	14,087
-0.16%, 08/11/20, JPY (g)	784,850	7,269
-0.28%, 09/10/20, JPY (g)	823,400	7,628
-0.24%, 09/23/20, JPY (g)	776,000	7,189
-0.22%, 10/12/20, JPY (g)	858,000	7,950
-0.22%, 11/25/20, JPY (g)	4,024,000	37,289
Gobierno Federal de los Estados Unidos Mexicanos
6.00%, 07/16/20, MXN (g)	8,243	3,579
5.84%, 07/23/20, MXN (g)	103	45
5.77%, 08/13/20, MXN (g)	273	118
5.86%, 09/10/20, MXN (g)	1,441	621
5.55%, 09/24/20, MXN (g)	430	185
5.45%, 10/22/20, MXN (g)	241	103
5.03%, 12/03/20, MXN (g)	331	141
4.99%, 01/28/21, MXN (g)	331	140
4.75%, 02/25/21, MXN (g)	5,350	2,255
Presidência Da República Federativa Do Brasil
3.30%, 07/01/20, BRL (g)	29,760	5,472
3.55%, 10/01/20, BRL (g)	17,910	3,276
5.24%, 04/01/21, BRL (g)	43,320	7,836
5.26%, 07/01/21, BRL (g)	16,660	2,992
Stortinget
1.18%, 09/16/20, NOK (f) (g)	15,414	1,601
		109,776
Investment Companies 12.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (h) (i)	74,757	74,757
Total Short Term Investments (cost $189,192)		184,533
Total Investments 98.0% (cost $753,736)		607,587
Other Derivative Instruments 0.5%		3,300
Other Assets and Liabilities, Net 1.5%		8,897
Total Net Assets 100.0%		619,784

(a) Treasury inflation indexed note, par amount is not adjusted for inflation.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $191 and 0.0% of the Fund.

(d) Non-income producing security.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Financial Statements.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) The coupon rate represents the yield to maturity.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Franklin Templeton Global Multisector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd. - Class B	02/27/17	11	—	—
Edcon Holdings Ltd. - Class A	02/28/17	95	—	—
Stortinget, 1.18%, 09/16/20	10/29/19	1,667	1,601	0.3
		1,773	1,601	0.3

JNL/Franklin Templeton Global Multisector Bond Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	07/02/20	BRL	26,710	4,912	(15)
BRL/USD	JPM	07/02/20	BRL	46,264	8,507	(19)
CHF/USD	UBS	08/10/20	CHF	(16,074)	(18,075)	325
CHF/USD	GSC	08/12/20	CHF	(15,803)	(17,772)	287
CHF/USD	UBS	11/09/20	CHF	(7,942)	(8,951)	276
CHF/USD	GSC	11/12/20	CHF	(7,797)	(8,788)	269
EUR/USD	UBS	07/23/20	EUR	13,784	15,494	(43)
EUR/USD	UBS	08/10/20	EUR	(11,820)	(12,491)	156
EUR/USD	BOA	08/31/20	EUR	1,277	1,436	(8)
EUR/USD	JPM	09/04/20	EUR	570	641	(3)
EUR/USD	HSB	10/13/20	EUR	786	885	(11)
EUR/USD	DUB	10/15/20	EUR	823	927	(12)
EUR/USD	BOA	10/16/20	EUR	134	150	(2)
EUR/USD	DUB	10/26/20	EUR	10,433	11,754	(150)
JPY/USD	HSB	07/13/20	JPY	(11,932)	(8,235)	61
JPY/USD	JPM	07/13/20	JPY	(13,855)	(9,562)	92
JPY/USD	DUB	07/15/20	JPY	(18,034)	(12,446)	(146)
JPY/USD	DUB	07/15/20	JPY	(32,500)	(36,525)	22
JPY/USD	CIT	07/31/20	JPY	(13,556)	(15,240)	(365)
JPY/USD	JPM	08/21/20	JPY	(33,680)	(23,248)	(1,065)
JPY/USD	CIT	08/24/20	JPY	(19,737)	(13,624)	(640)
JPY/USD	HSB	08/24/20	JPY	(25,464)	(28,642)	(767)
JPY/USD	CIT	08/26/20	JPY	(2,490)	(1,719)	(83)
JPY/USD	CIT	08/31/20	JPY	1,406,387	13,035	(573)
JPY/USD	HSB	09/09/20	JPY	755,532	7,004	(113)
JPY/USD	CIT	09/10/20	JPY	(5,215)	(3,600)	100
JPY/USD	HSB	09/11/20	JPY	(11,933)	(8,237)	58
JPY/USD	HSB	09/14/20	JPY	(15,715)	(10,848)	(977)
JPY/USD	JPM	09/14/20	JPY	(18,590)	(12,832)	(1,132)
JPY/USD	JPM	09/14/20	JPY	(13,855)	(9,564)	89
JPY/USD	HSB	09/17/20	JPY	(7,980)	(5,508)	(112)
JPY/USD	HSB	09/25/20	JPY	(5,232)	(5,890)	(42)
JPY/USD	CIT	09/30/20	JPY	(34,060)	(38,344)	(554)
JPY/USD	HSB	11/24/20	JPY	(12,732)	(14,355)	(391)
JPY/USD	JPM	11/24/20	JPY	7,907,454	73,425	(325)
KRW/USD	GSC	09/09/20	KRW	2,357,700	1,961	1
SEK/USD	DUB	07/15/20	SEK	(4,684)	(5,264)	6
SEK/USD	DUB	08/13/20	SEK	(10,496)	(11,803)	81
SEK/USD	DUB	09/15/20	SEK	(4,681)	(5,268)	6
SEK/USD	DUB	09/16/20	SEK	(10,535)	(11,856)	33
USD/BRL	CIT	07/02/20	BRL	(6,401)	(1,177)	(72)
USD/BRL	CIT	07/02/20	BRL	(20,308)	(3,734)	182
USD/BRL	JPM	07/02/20	BRL	(46,265)	(7,107)	613
USD/BRL	JPM	07/09/20	BRL	(46,264)	(8,504)	19
USD/BRL	CIT	07/15/20	BRL	(26,710)	(4,908)	16
USD/BRL	CIT	08/04/20	BRL	(6,411)	(1,177)	(72)
USD/BRL	HSB	08/04/20	BRL	(8,090)	(1,485)	(68)
USD/BRL	JPM	08/04/20	BRL	(116,700)	(21,422)	1,912
USD/BRL	CIT	09/02/20	BRL	(10,341)	(1,896)	37
USD/BRL	HSB	09/02/20	BRL	(10,051)	(1,843)	(116)
USD/BRL	JPM	10/02/20	BRL	(24,557)	(4,499)	210
USD/BRL	CIT	11/04/20	BRL	(20,369)	(3,727)	(8)
USD/EUR	UBS	07/23/20	EUR	(13,784)	(15,494)	157
USD/EUR	BOA	08/31/20	EUR	(1,277)	(1,436)	(28)
USD/EUR	JPM	09/04/20	EUR	(3,371)	(3,793)	(20)
USD/EUR	HSB	10/13/20	EUR	(786)	(885)	(2)
USD/EUR	DUB	10/15/20	EUR	(823)	(927)	1
USD/EUR	BOA	10/16/20	EUR	(134)	(150)	1
USD/EUR	DUB	10/26/20	EUR	(10,433)	(11,754)	123
USD/JPY	CIT	08/31/20	JPY	(1,406,387)	(13,035)	312
USD/JPY	HSB	09/09/20	JPY	(755,532)	(7,004)	251
USD/JPY	JPM	11/24/20	JPY	(4,029,000)	(37,411)	(309)
USD/JPY	JPM	11/24/20	JPY	(156,000)	(1,449)	10
USD/KRW	GSC	09/09/20	KRW	(10,212,000)	(8,494)	13
USD/KRW	DUB	11/27/20	KRW	(26,210,900)	(21,826)	(595)
USD/MXN	HSB	10/07/20	MXN	(592,275)	(25,440)	2,943
USD/MXN	CIT	10/08/20	MXN	(60,044)	(2,579)	335
USD/MXN	CIT	10/09/20	MXN	(45,098)	(1,937)	249
USD/MXN	CIT	10/13/20	MXN	(150,357)	(6,454)	817
USD/MXN	CIT	10/15/20	MXN	(221,319)	(9,497)	1,245
USD/MXN	CIT	10/16/20	MXN	(202,651)	(8,695)	1,231
USD/MXN	CIT	10/27/20	MXN	(89,293)	(3,826)	(305)
USD/MXN	CIT	10/29/20	MXN	(149,338)	(6,398)	(543)
USD/MXN	CIT	03/11/21	MXN	(200,658)	(8,463)	447
					(476,982)	3,300

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Growth Allocation Fund *
COMMON STOCKS 70.3%
United States of America 44.7%
Abbott Laboratories	42	3,829
AbbVie Inc.	45	4,391
Air Products and Chemicals, Inc.	32	7,820
Alphabet Inc. - Class A (a)	5	6,638
Alphabet Inc. - Class C (a)	1	762
Amazon.com, Inc. (a)	3	8,903
Amgen Inc.	16	3,824
Analog Devices, Inc.	46	5,599
Apple Inc.	32	11,734
Becton, Dickinson and Company	19	4,459
CVS Health Corporation	40	2,589
General Dynamics Corporation	27	3,989
Honeywell International Inc.	46	6,698
Intuit Inc.	15	4,414
Johnson & Johnson	62	8,720
JPMorgan Chase & Co.	35	3,292
MasterCard Incorporated - Class A	18	5,445
McDonald's Corporation	21	3,952
Mettler-Toledo International Inc. (a)	5	3,996
Microsoft Corporation	120	24,397
NIKE, Inc. - Class B	64	6,298
Northrop Grumman Systems Corp.	13	3,881
PepsiCo, Inc.	48	6,392
Pfizer Inc.	153	4,989
Procter & Gamble Co.	52	6,207
Raytheon BBN Technologies Corp.	81	4,978
Roper Technologies, Inc.	20	7,915
ServiceNow, Inc. (a)	10	3,909
Stryker Corporation	30	5,471
Target Corporation	36	4,291
Texas Instruments Incorporated	76	9,691
The Southern Company	74	3,822
Union Pacific Corporation	35	5,932
United Parcel Service Inc. - Class B	40	4,451
Verizon Communications Inc.	77	4,247
Visa Inc. - Class A	36	6,911
West Pharmaceutical Services Inc.	20	4,453
Other Securities		260,344
		479,633
United Kingdom 4.1%
Linde Public Limited Company	31	6,648
Other Securities		37,670
		44,318
Japan 3.1%
Other Securities		32,834
China 2.8%
Alibaba Group Holding Limited (a) (b) (c)	15	398
Alibaba Group Holding Limited - ADS (a)	23	5,064
Bank of China Limited - Class H	4,099	1,519
China CITIC Bank Corporation Limited - Class H	1,053	459
China Construction Bank Corporation - Class H	1,590	1,290
China Everbright Bank Company Limited - Class A	311	157
China Mobile Ltd.	221	1,503
China Resources Cement Holdings Limited	220	270
China Telecom Corp. Ltd. - Class H	1,182	331
CNOOC Limited	412	456
Daqin Railway Co., Ltd. - Class A	115	115
Sinopec Engineering (Group) Co., Ltd. - Class H	740	317
Sinopharm Group Co. Ltd. - Class H	140	361
Tencent Holdings Limited	60	3,875
Other Securities		13,943
		30,058
Netherlands 1.9%
ASML Holding - ADR	6	2,332
ASML Holding	7	2,586
Other Securities		15,271
		20,189
Germany 1.7%
Other Securities		18,608
Ireland 1.4%
Accenture Public Limited Company - Class A	34	7,252
Other Securities		8,288
		15,540
Switzerland 1.0%
Other Securities		10,677
Taiwan 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	502	5,346
Other Securities		5,166
		10,512
South Korea 0.9%
Samsung Electronics Co. Ltd.	96	4,250
Other Securities		4,945
		9,195
Australia 0.8%
Other Securities		8,577
Denmark 0.8%
Other Securities		8,138
Hong Kong 0.7%
China Cinda Asset Management Co., Ltd. - Class H	719	142
China Overseas Land & Investment Ltd.	162	493
Other Securities		7,361
		7,996
France 0.7%
Other Securities		7,545
Canada 0.7%
Other Securities		7,021
India 0.6%
Other Securities		6,723
Belgium 0.5%
Other Securities		4,968
Italy 0.3%
Other Securities		3,061
Israel 0.3%
Other Securities		3,033
Sweden 0.2%
Other Securities		2,229
Argentina 0.2%
Other Securities		2,148
Russian Federation 0.2%
Other Securities		1,900
South Africa 0.2%
Other Securities		1,844
Spain 0.1%
Other Securities		1,618
Brazil 0.1%
Other Securities		1,599
Malaysia 0.1%
Other Securities		1,557
Thailand 0.1%
Other Securities		1,275
Finland 0.1%
Other Securities		957
Norway 0.1%
Other Securities		934
Luxembourg 0.1%
Other Securities		930
United Arab Emirates 0.1%
Other Securities		888
Saudi Arabia 0.1%
Other Securities		812
Mexico 0.1%
Other Securities		789
Indonesia 0.1%
Other Securities		694

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Poland 0.1%
Other Securities		674
Portugal 0.1%
Other Securities		670
Philippines 0.1%
Other Securities		652
Qatar 0.1%
Other Securities		611
Singapore 0.0%
Other Securities		498
Turkey 0.0%
Other Securities		476
New Zealand 0.0%
Other Securities		372
Hungary 0.0%
Other Securities		226
Chile 0.0%
Other Securities		202
Austria 0.0%
Other Securities		131
Bermuda 0.0%
Other Securities		105
Greece 0.0%
Other Securities		94
Egypt 0.0%
Other Securities		85
Total Common Stocks (cost $703,944)		753,596
GOVERNMENT AND AGENCY OBLIGATIONS 9.4%
United States of America 9.2%
Federal Home Loan Mortgage Corporation
4.50%, 10/01/48 (d)	1,484	1,648
4.00%, 05/01/49	186	199
4.00%, 10/01/49	83	88
3.00%, 03/01/50	2,346	2,493
3.50%, 04/01/50 (d)	3,314	3,595
2.50%, 07/01/50	776	809
Federal National Mortgage Association, Inc.
TBA, 2.00%, 07/15/31 (d)	700	724
TBA, 2.50%, 07/15/33 (d)	800	837
2.50%, 04/01/35	709	742
2.50%, 07/01/35 (d)	1,150	1,204
3.00%, 07/01/35 (d)	498	525
4.00%, 10/01/47	189	202
3.50%, 02/01/48	1,281	1,350
3.50%, 04/01/48	2,079	2,193
4.00%, 05/01/48	1,671	1,782
TBA, 2.50%, 07/15/48 (d)	850	886
TBA, 3.00%, 07/15/48 (d)	500	526
4.50%, 12/01/48	1,361	1,491
4.00%, 08/01/49	168	182
4.00%, 01/01/50	180	191
4.00%, 01/01/50 (d)	1,839	1,991
4.00%, 02/01/50	577	612
2.50%, 05/01/50	497	518
3.00%, 05/01/50	2,066	2,176
2.50%, 06/01/50	124	129
2.50%, 07/01/50 (d)	1,000	1,042
3.00%, 07/01/50 (d)	3,594	3,792
Government National Mortgage Association
4.00%, 09/20/49	198	209
4.00%, 10/20/49	211	223
4.00%, 11/20/49	654	692
4.00%, 12/20/49	219	233
3.50%, 01/20/50	926	979
4.00%, 01/20/50	444	472
3.50%, 06/20/50	2,680	2,853
Treasury, United States Department of
2.38%, 03/15/21	3,000	3,046
2.00%, 11/30/22	3,900	4,072
1.50%, 03/31/23	9,524	9,871
2.75%, 05/31/23	3,000	3,224
1.38%, 08/31/23	8,000	8,302
1.88%, 08/31/24	12,000	12,814
0.50%, 03/31/25	3,055	3,086
0.25%, 06/30/25	1,140	1,138
3.50%, 02/15/39	1,281	1,812
2.75%, 11/15/42	3,900	4,993
3.00%, 11/15/44	200	268
2.50%, 05/15/46	630	781
2.25%, 08/15/49	2,643	3,176
2.00%, 02/15/50	1,210	1,384
Other Securities		3,295
		98,850
Colombia 0.1%
Other Securities		428
Mexico 0.1%
Other Securities		426
Panama 0.0%
Other Securities		314
Peru 0.0%
Other Securities		304
Indonesia 0.0%
Other Securities		222
Uruguay 0.0%
Other Securities		219
Total Government And Agency Obligations (cost $100,407)		100,763
CORPORATE BONDS AND NOTES 8.8%
United States of America 7.6%
Abbott Laboratories
4.75%, 11/30/36	300	403
AbbVie Inc.
3.20%, 05/14/26	1,000	1,105
4.25%, 11/14/28	300	353
4.55%, 03/15/35 (e)	1,000	1,211
Amgen Inc.
2.45%, 02/21/30	600	634
Bausch Health Companies Inc.
6.13%, 04/15/25 (e)	4,000	4,053
Community Health Systems, Inc.
8.00%, 03/15/26 (e)	8,500	8,036
CVS Health Corporation
4.30%, 03/25/28	1,200	1,402
General Dynamics Corporation
3.63%, 04/01/30	600	702
Honeywell International Inc.
1.95%, 06/01/30	200	209
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (f)	1,700	1,656
2.52%, 04/22/31	200	211
4.95%, 06/01/45	200	271
Microsoft Corporation
2.68%, 06/01/60	600	626
Target Corporation
2.65%, 09/15/30	600	660
The Procter & Gamble Company
3.00%, 03/25/30	600	687
The Southern Company
3.25%, 07/01/26	300	332
3.70%, 04/30/30 (g)	600	685
Verizon Communications Inc.
3.15%, 03/22/30	900	1,015
Other Securities		57,437
		81,688
United Kingdom 0.3%
Other Securities		3,637
France 0.2%
Other Securities		2,015
China 0.1%
Alibaba Group Holding Limited
3.40%, 12/06/27	200	221
4.00%, 12/06/37	300	345

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Tencent Holdings Limited
2.39%, 06/03/30 (e)	600	602
		1,168
Germany 0.1%
Other Securities		1,148
Mexico 0.1%
Other Securities		597
Spain 0.1%
Other Securities		571
Cayman Islands 0.1%
China Overseas Finance (Cayman) VI Limited
5.95%, 05/08/24 (c)	400	456
Canada 0.1%
Other Securities		449
Hong Kong 0.1%
CNAC (HK) Finbridge Company Limited
4.88%, 03/14/25 (c)	400	442
Chile 0.0%
Other Securities		430
Switzerland 0.0%
Other Securities		421
Egypt 0.0%
Other Securities		393
Italy 0.0%
Other Securities		322
Colombia 0.0%
Other Securities		299
Bermuda 0.0%
Other Securities		209
Total Corporate Bonds And Notes (cost $92,844)		94,245
INVESTMENT COMPANIES 4.0%
United States of America 4.0%
Templeton Global Bond Fund - Class R6 (h)	4,216	41,987
Other Securities		1,047
Total Investment Companies (cost $47,800)		43,034
EQUITY LINKED STRUCTURED NOTES 2.0%
United States of America 1.8%
JPMorgan Chase Bank, National Association
(Texas Instruments Incorporated)	14	1,739
(Apple Inc.)	20	4,462
(Target Corporation)	10	1,137
Royal Bank of Canada
(Intel Corporation) (g)	50	2,648
(The Home Depot, Inc.) (e)	7	1,500
Other Securities		8,058
		19,544
Switzerland 0.2%
Other Securities		1,825
Total Equity Linked Structured Notes (cost $21,822)		21,369
PREFERRED STOCKS 0.8%
United States of America 0.7%
Other Securities		6,627
Brazil 0.1%
Other Securities		1,002
South Korea 0.0%
Other Securities		152
Germany 0.0%
Other Securities		142
Colombia 0.0%
Other Securities		74
Total Preferred Stocks (cost $8,682)		7,997
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
United States of America 0.2%
Other Securities		2,353
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,339)		2,353
RIGHTS 0.0%
Spain 0.0%
Other Securities		6
Total Rights (cost $7)		6
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (h) (i)	50,767	50,767
Total Short Term Investments (cost $50,767)		50,767
Total Investments 100.2% (cost $1,028,612)		1,074,130
Other Derivative Instruments 0.0%		184
Other Assets and Liabilities, Net (0.2)%		(2,260)
Total Net Assets 100.0%		1,072,054

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $17,457.

(e) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $36,729 and 3.4% of the Fund.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Franklin Templeton Growth Allocation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Templeton Global Bond Fund	47,589	5,279	7,774	1,078	(873)	(2,234)	41,987	3.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/Franklin Templeton Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	06/18/20	413	398	—
China Overseas Finance (Cayman) VI Limited, 5.95%, 05/08/24	04/03/20	449	456	0.1
CNAC (HK) Finbridge Company Limited, 4.88%, 03/14/25	04/03/20	434	442	—
X5 Retail Group N.V.	06/26/19	75	76	—
		1,371	1,372	0.1

JNL/Franklin Templeton Growth Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	50	September 2020	2,464	(10)	—
S&P 500 Index	119	September 2020	18,333	185	54
United States 10 Year Note	33	September 2020	4,590	(3)	3
				172	57
Short Contracts
United States 10 Year Ultra Bond	(76)	September 2020	(11,930)	17	(39)

JNL/Franklin Templeton Growth Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
ManpowerGroup Inc.	Put	65.00	07/17/20	23	(4)

JNL/Franklin Templeton Growth Allocation Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CAD	UBS	07/02/20	CAD	(66)	(49)	(1)
USD/HKD	HSB	07/06/20	HKD	(13,070)	(1,686)	—
USD/HKD	MSC	07/06/20	HKD	(1,147)	(148)	—
USD/ZAR	DUB	07/06/20	ZAR	(1,897)	(109)	—
USD/ZAR	MSC	07/06/20	ZAR	(592)	(34)	—
					(2,026)	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund *
COMMON STOCKS 37.0%
Health Care 7.2%
AbbVie Inc.	95	9,327
AstraZeneca PLC	170	17,840
Bayer AG	187	13,931
Bristol-Myers Squibb Company	340	19,992
CVS Health Corporation	200	12,994
Johnson & Johnson	100	14,063
Merck & Co., Inc.	140	10,826
Pfizer Inc.	400	13,080
		112,053
Utilities 6.4%
Dominion Energy, Inc.	350	28,413
Duke Energy Corporation	201	16,090
Sempra Energy	124	14,478
The Southern Company	650	33,703
Other Securities		7,525
		100,209
Financials 5.7%
Bank of America Corporation	430	10,213
Barclays PLC	5,500	7,821
Citigroup Inc.	100	5,110
JPMorgan Chase & Co.	250	23,515
Wells Fargo & Company	555	14,208
Other Securities		27,852
		88,719
Consumer Staples 3.7%
PepsiCo, Inc.	117	15,461
Procter & Gamble Co.	135	16,142
Target Corporation	86	10,256
Other Securities		15,942
		57,801
Energy 3.2%
Chevron Corporation	175	15,615
Exxon Mobil Corporation	350	15,652
Royal Dutch Shell PLC - Class A - ADR (a)	325	10,624
Other Securities		7,508
		49,399
Communication Services 2.7%
Alphabet Inc. - Class A (b)	7	9,926
Verizon Communications Inc.	355	19,571
Other Securities		13,354
		42,851
Materials 2.4%
BASF SE	225	12,667
Rio Tinto Plc - ADR	380	21,360
Other Securities		4,322
		38,349
Industrials 2.4%
Honeywell International Inc.	100	14,459
Other Securities		23,739
		38,198
Information Technology 2.4%
Analog Devices, Inc.	120	14,719
Intel Corporation	170	10,154
Other Securities		12,510
		37,383
Consumer Discretionary 0.6%
General Motors Company	350	8,855
Real Estate 0.3%
Other Securities		4,316
Total Common Stocks (cost $566,591)		578,133
CORPORATE BONDS AND NOTES 33.8%
Health Care 12.9%
AbbVie Inc.
3.80%, 03/15/25 (c)	7,500	8,329
Bausch Health Companies Inc.
5.88%, 05/15/23 (c)	1,677	1,677
7.00%, 03/15/24 (c)	3,400	3,525
6.13%, 04/15/25 (c)	4,700	4,762
5.50%, 11/01/25 (c)	3,500	3,586
9.00%, 12/15/25 (c)	2,500	2,696
Bristol-Myers Squibb Company
3.40%, 07/26/29 (c)	3,500	4,040
Community Health Systems, Inc.
6.63%, 02/15/25 (c)	33,000	31,470
8.00%, 03/15/26 (c)	50,000	47,269
CVS Health Corporation
4.10%, 03/25/25	2,100	2,370
4.30%, 03/25/28	3,500	4,088
5.05%, 03/25/48	1,600	2,087
Tenet Healthcare Corporation
8.13%, 04/01/22	12,500	13,094
6.75%, 06/15/23	20,000	19,847
5.13%, 05/01/25	1,200	1,161
6.25%, 02/01/27 (c)	15,000	14,880
Other Securities		36,485
		201,366
Communication Services 6.4%
DISH DBS Corporation
5.88%, 07/15/22	9,500	9,672
5.00%, 03/15/23	11,000	10,991
Netflix, Inc.
4.38%, 11/15/26	5,000	5,202
4.88%, 04/15/28	4,000	4,268
Sprint Communications, Inc.
7.00%, 08/15/20	5,000	5,029
11.50%, 11/15/21	7,500	8,320
6.00%, 11/15/22	4,200	4,431
Sprint Corporation
7.13%, 06/15/24	5,500	6,203
7.63%, 03/01/26	9,200	10,866
Univision Communications Inc.
5.13%, 05/15/23 (c)	15,000	15,134
6.63%, 06/01/27 (a) (c)	5,500	5,251
Other Securities		13,888
		99,255
Financials 5.1%
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (d)	2,100	2,024
6.10%, (callable at 100 beginning 03/17/25) (d)	4,000	4,245
6.25%, (callable at 100 beginning 09/05/24) (d)	2,500	2,589
3.42%, 12/20/28	7,500	8,356
Citigroup Inc.
4.13%, 07/25/28	7,500	8,479
Ford Motor Credit Company LLC
5.13%, 06/16/25	13,000	12,987
JPMorgan Chase & Co.
4.23%, (3M USD LIBOR + 3.47%), (callable at 100 beginning 10/30/20) (d) (e)	2,833	2,579
4.75%, (3M USD LIBOR + 3.32%), (callable at 100 beginning 10/01/20) (d) (e)	1,900	1,677
5.15%, (callable at 100 beginning 05/01/23) (d)	1,800	1,754
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (d)	3,900	3,804
Other Securities		30,264
		78,758
Consumer Discretionary 2.9%
Ford Motor Company
4.35%, 12/08/26	5,000	4,663
General Motors Company
6.13%, 10/01/25	1,000	1,124
5.15%, 04/01/38	7,000	6,710
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	9,500	8,729
5.25%, 05/15/27 (c)	2,000	1,731
Other Securities		22,910
		45,867
Energy 1.8%
Calumet Specialty Products Partners, L.P.
7.63%, 01/15/22	3,000	2,843
11.00%, 04/15/25 (a) (c)	12,000	11,574

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Other Securities		13,677
		28,094
Consumer Staples 1.5%
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,674
3.56%, 08/15/27	10,000	10,824
Other Securities		10,501
		23,999
Industrials 1.4%
Other Securities		22,392
Materials 0.9%
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (c)	11,000	9,960
Other Securities		4,565
		14,525
Real Estate 0.6%
Other Securities		9,365
Information Technology 0.3%
Other Securities		5,092
Total Corporate Bonds And Notes (cost $531,774)		528,713
GOVERNMENT AND AGENCY OBLIGATIONS 10.0%
U.S. Treasury Note 5.5%
Treasury, United States Department of
2.00%, 11/30/22	20,000	20,881
2.75%, 04/30/23	20,000	21,453
2.75%, 05/31/23	20,000	21,494
2.88%, 05/31/25	20,000	22,519
		86,347
Mortgage-Backed Securities 4.5%
Federal Home Loan Mortgage Corporation
4.00%, 05/01/49	1,871	2,000
4.00%, 10/01/49	760	805
Federal National Mortgage Association, Inc.
4.00%, 10/01/47	1,702	1,817
4.00%, 08/01/49	1,676	1,815
4.00%, 01/01/50	1,673	1,773
4.00%, 02/01/50	5,699	6,042
3.00%, 07/01/50	1,860	1,962
Government National Mortgage Association
4.00%, 09/20/49	1,778	1,883
4.00%, 10/20/49	1,897	2,004
4.00%, 11/20/49	6,405	6,782
4.00%, 12/20/49	2,210	2,346
3.50%, 01/20/50	8,879	9,390
4.00%, 01/20/50	4,342	4,615
3.50%, 06/20/50	25,550	27,196
		70,430
Total Government And Agency Obligations (cost $150,128)		156,777
EQUITY LINKED STRUCTURED NOTES 9.9%
Bank of America Corporation
(Wells Fargo & Company) (e)	280	7,271
Barclays PLC
(Bank of America Corporation)	450	11,040
(Comcast Corporation) (c)	160	6,128
Credit Suisse AG
(International Business Machines Corporation)	60	7,300
(Cisco Systems, Inc.)	169	7,625
JPMorgan Chase Bank, National Association
(Apple Inc.)	160	35,694
(Target Corporation)	35	3,979
Royal Bank of Canada
(Intel Corporation) (f)	425	22,508
(The Home Depot, Inc.) (c)	60	13,850
UBS AG
(CVS Health Corporation)	150	9,493
(Texas Instruments Incorporated)	150	18,718
(MetLife, Inc.)	290	10,650
Total Equity Linked Structured Notes (cost $160,925)		154,256
PREFERRED STOCKS 2.7%
Information Technology 1.4%
Broadcom Inc., 8.00%, 09/30/22 (a) (f)	20	22,287
Utilities 0.8%
Sempra Energy, 6.75%, 07/15/21 (a) (f)	75	7,370
Other Securities		4,245
		11,615
Financials 0.5%
Federal National Mortgage Association, Inc., 5.38%, (callable at 105,000 beginning 08/03/20) (b) (d) (f) (g)	-	1,163
JPMorgan Chase & Co., 6.00%, (callable at 25 beginning 03/01/24) (d)	153	4,192
Other Securities		2,550
		7,905
Total Preferred Stocks (cost $42,304)		41,807
OTHER EQUITY INTERESTS 0.0%
General Motors Company (b) (h) (i)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 5.6%
Investment Companies 4.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (j) (k)	76,165	76,165
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (j) (k)	10,813	10,813
Total Short Term Investments (cost $86,978)		86,978
Total Investments 99.0% (cost $1,538,700)		1,546,665
Other Assets and Liabilities, Net 1.0%		15,724
Total Net Assets 100.0%		1,562,389

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $267,036 and 17.1% of the Fund.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Convertible security.

(g) As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton International Small Cap Fund
COMMON STOCKS 97.4%
Japan 13.8%
Anicom Holdings, Inc.	76	3,206
Asahi Corporation	72	999
Asics Corp. (a)	215	2,446
BML Inc.	272	7,083
Bunka Shutter Co. Ltd.	132	912
Daibiru Corp.	199	1,815
Dowa Holdings Co. Ltd.	69	2,098
En-Japan Inc.	54	1,321
Fuji Oil Holdings Inc.	132	3,387
Gulliver International Co. Ltd.	430	1,981
Hosokawa Micron Corporation	28	1,490
Idec Corp.	124	1,973
Kobayashi Pharmaceutical Co. Ltd. (a)	23	1,996
Meitec Corp.	71	3,420
Morita Holdings Corp. (a)	87	1,520
Nichiha Corporation	123	2,624
Nihon Parkerizing Co. Ltd. (a)	134	1,347
Nissei ASB Machine Co., Ltd.	52	1,552
Qol Holdings Co., Ltd.	202	2,128
Seria Co., Ltd.	43	1,538
Solasto Corporation	280	2,776
Square Enix Holdings Co. Ltd.	50	2,531
Tadano Ltd. (a)	127	1,059
Taiyo Holdings Co., Ltd.	21	950
TechnoPro Holdings, Inc.	46	2,633
Tsumura & Co.	124	3,259
Zojirushi Corp. (a)	104	1,318
		59,362
United Kingdom 9.5%
Biffa PLC	3,611	9,140
Clarkson PLC	247	6,910
Coats Group PLC	1,077	747
Devro PLC	1,418	2,635
Foxtons Group Plc (a) (b)	4,794	2,319
Greggs PLC	92	1,851
Headlam Group PLC	1,520	5,358
Hyve Group PLC	1,760	2,192
John Wood Group PLC	978	2,377
Man Group PLC	1,548	2,508
Oxford Instruments PLC	92	1,646
Trifast PLC	1,513	2,126
Watches of Switzerland Group PLC (b)	292	1,015
		40,824
Sweden 8.4%
Cloetta AB - Class B (a) (b)	3,959	10,124
Dometic Group AB (publ) (b)	304	2,752
Dustin Group AB	1,200	6,563
Granges AB (b)	279	2,225
Hexpol AB (b)	582	4,342
Loomis AB (b)	268	6,449
Thule Group AB (a)	153	3,880
		36,335
Canada 7.0%
Canaccord Genuity Group Inc. (a)	466	2,371
Canada Goose Holdings Inc. (a) (b)	40	938
Canadian Western Bank (a)	129	2,247
Computer Modelling Group Ltd.	449	1,571
Fairfax Financial Holdings Ltd.	23	7,013
Fairfax India Holdings Corporation (b) (c)	1,287	10,810
K-Bro Linen Inc.	176	3,433
The North West Company Inc. (a)	77	1,681
		30,064
Germany 5.7%
Brenntag AG	159	8,408
CTS Eventim AG & Co. KGaA (b)	130	5,437
Gerresheimer AG	41	3,768
JENOPTIK Aktiengesellschaft	76	1,795
Rational AG	4	2,480
Stabilus S.A.	48	2,513
		24,401
Bermuda 5.2%
Arch Capital Group Ltd. (b)	184	5,286
AXIS Capital Holdings Limited	28	1,136
Liberty Latin America Ltd. - Class A (b)	620	6,023
Liberty Latin America Ltd. - Class C (b)	293	2,771
RenaissanceRe Holdings Ltd	42	7,149
		22,365
France 4.8%
Beneteau SA (a)	129	926
Elior Group	173	992
Elis SA (b)	541	6,384
Nexans (b)	37	1,718
SEB SA (a)	54	8,933
Solutions 30 SE (a) (b)	132	1,899
		20,852
Spain 4.5%
Construcciones Y Auxiliar De Ferrocarriles, S.A (a)	43	1,572
Lar Espana Real Estate Socimi, S.A. (a)	826	4,348
Prosegur Cash, S.A.	6,146	5,212
Zardoya Otis SA	1,235	8,469
		19,601
Netherlands 4.2%
Aalberts N.V.	27	889
Accell Group N.V. (a) (b)	55	1,361
Arcadis NV (a) (b)	92	1,676
Flow Traders N.V.	89	3,196
IMCD B.V.	85	8,031
Intertrust N.V.	174	2,970
		18,123
Hong Kong 3.8%
Goodbaby International Holdings Limited (b)	6,287	713
Greatview Aseptic Packaging Company Limited	2,073	735
Hang Lung Group Ltd.	2,466	5,741
Johnson Electric Holdings Limited	482	852
Techtronic Industries Company Limited	391	3,854
Value Partners Group Limited	2,858	1,461
VTech Holdings Ltd.	234	1,406
Xtep International Holdings Limited (a)	5,345	1,796
		16,558
Taiwan 3.7%
Chicony Electronics Co. Ltd.	951	2,746
Giant Manufacturing Co. Ltd.	395	3,538
King Yuan Electronics Co. Ltd.	2,302	2,697
Merida Industry Co. Ltd.	366	2,500
Nien Made Enterprise Co., LTD.	105	1,023
Quang Viet Enterprise Co., Ltd.	220	1,024
Tripod Technology Corp.	519	2,313
		15,841
South Korea 2.8%
BNK Financial Group Inc.	245	1,024
DGB Financial Group	351	1,507
Orion Incorporation	87	9,669
		12,200
Ireland 2.8%
Total Produce Public Limited Company	9,448	12,159
Switzerland 2.8%
Bucher Industries AG (a)	10	2,941
Landis+Gyr Group AG	23	1,481
Logitech International S.A. (a)	49	3,168
Siegfried Holding AG	2	1,010
Tecan Group AG	5	1,877
Zur Rose Group AG (b)	5	1,399
		11,876
Italy 2.6%
Brunello Cucinelli S.p.A. (a) (b)	28	831
I.M.A. Industria Macchine Automatiche S.P.A. (a) (b)	11	684
Interpump Group SpA	109	3,260
Marr S.p.A (a) (b)	77	1,156

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Sanlorenzo S.P.A. (b)	132	2,249
Technogym S.p.A. (a) (b)	351	2,946
		11,126
Belgium 2.4%
Barco NV	16	2,828
Kinepolis Group (b)	22	988
Shurgard Self Storage Europe	176	6,639
		10,455
China 2.2%
Beijing Hollysys Co.,Ltd.	130	1,725
Shanghai Haohai Biological Technology Co., Ltd. - Class H	208	968
Travelsky Technology Ltd. - Class H	3,134	5,522
Xiabuxiabu Catering Management (China) Holdings Co., Ltd. (a)	1,074	1,067
		9,282
Singapore 1.9%
Haw Par Corp. Ltd.	843	5,966
Straits Trading Co. Ltd.	2,065	2,367
		8,333
Australia 1.4%
Hansen Technologies Limited	3,058	6,170
Brazil 1.3%
Camil Alimentos S.A.	1,279	2,642
Grendene S.A.	670	902
M. Dias Branco S.A. Industria e Comercio de Alimentos	293	2,190
		5,734
Denmark 1.3%
Matas A/S	111	985
Scandinavian Tobacco Group A/S (a)	308	4,569
		5,554
Finland 1.1%
Fiskars OYJ Abp	41	477
Huhtamaki Oyj - Class I (b)	86	3,397
Outotec Oyj (a)	149	833
		4,707
India 0.9%
IIFL Wealth Management Limited	278	3,804
New Zealand 0.8%
Mainfreight Limited	142	3,629
Greece 0.7%
Jumbo S.A.	50	894
Silverado C & D, A California Limited Partnership (b)	1,398	2,097
		2,991
United States of America 0.6%
Livent Corporation (a) (b)	208	1,284
OneSpaWorld Holdings Limited (a)	290	1,382
		2,666
Luxembourg 0.6%
Grand City Properties S.A.	109	2,527
Thailand 0.3%
Hana Microelectronics Public Company Limited	1,113	1,004
Hana Microelectronics Public Company Limited	313	282
		1,286
Indonesia 0.3%
PT XL Axiata Tbk.	6,282	1,219
Total Common Stocks (cost $484,862)		420,044
PREFERRED STOCKS 0.2%
Brazil 0.2%
Alpargatas S.A.	175	946
Total Preferred Stocks (cost $388)		946
WARRANTS 0.0%
United States of America 0.0%
OneSpaWorld Holdings Limited (b)	60	60
Total Warrants (cost $0)		60
SHORT TERM INVESTMENTS 6.2%
Securities Lending Collateral 4.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (d) (e)	17,086	17,086
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	9,385	9,385
Total Short Term Investments (cost $26,471)		26,471
Total Investments 103.8% (cost $511,721)		447,521
Other Assets and Liabilities, Net (3.8)%		(16,315)
Total Net Assets 100.0%		431,206

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $10,810 and 2.5% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Franklin Templeton International Small Cap Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	HSB	07/06/20	HKD	(451)	(58)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Competitive Advantage Fund
COMMON STOCKS 99.8%
Information Technology 35.0%
Accenture Public Limited Company - Class A (a)	341	73,323
Adobe Inc. (b)	60	25,949
Apple Inc.	269	98,288
Automatic Data Processing, Inc.	401	59,668
Citrix Systems Inc.	645	95,366
F5 Networks, Inc. (b)	333	46,397
Intuit Inc.	244	72,274
Jack Henry & Associates Inc.	136	25,016
NetApp, Inc. (a)	1,294	57,394
Paychex Inc. (a)	810	61,388
Qualcomm Incorporated	292	26,633
Skyworks Solutions, Inc.	302	38,585
Texas Instruments Incorporated (a)	554	70,283
		750,564
Industrials 26.0%
Copart Inc. (b)	545	45,377
Fastenal Co. (a)	1,988	85,161
Illinois Tool Works Inc.	254	44,371
JB Hunt Transport Services Inc.	407	49,010
Lockheed Martin Corporation	114	41,726
Old Dominion Freight Line Inc. (a)	159	27,006
Robert Half International Inc. (a)	1,223	64,624
Rockwell Automation Inc. (a)	377	80,303
United Parcel Service Inc. - Class B (a)	419	46,616
W. W. Grainger, Inc. (a)	229	71,913
		556,107
Health Care 12.7%
Align Technology, Inc. (b)	206	56,639
AmerisourceBergen Corporation (a)	244	24,586
Biogen Inc. (b)	247	66,192
Eli Lilly & Co.	193	31,664
Merck & Co., Inc.	259	20,048
Mettler-Toledo International Inc. (a) (b)	66	52,972
Waters Corp. (b)	107	19,346
		271,447
Consumer Discretionary 12.3%
Best Buy Co., Inc.	913	79,718
H & R Block, Inc. (a)	1,873	26,745
NIKE, Inc. - Class B	740	72,549
NVR, Inc. (b)	6	18,275
Ross Stores Inc.	598	50,992
Southwest Airlines Co.	446	15,229
		263,508
Consumer Staples 8.0%
Estee Lauder Cos. Inc. - Class A (a)	115	21,658
Hershey Co. (a)	438	56,761
The Clorox Company (a)	424	93,021
		171,440
Communication Services 2.6%
Booking Holdings Inc. (b)	36	56,810
Materials 1.9%
Avery Dennison Corporation	355	40,461
Financials 1.3%
MarketAxess Holdings Inc.	56	28,266
Total Common Stocks (cost $1,810,409)		2,138,603
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	12,644	12,644
Repurchase Agreement with CIT, 0.57% (Collateralized by various publicly traded equities with a value of $49,500) acquired on 06/30/20, due 09/30/20 at $45,066	45,000	45,000
		57,644
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	752	751
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	624	624
Total Short Term Investments (cost $59,019)		59,019
Total Investments 102.6% (cost $1,869,428)		2,197,622
Other Assets and Liabilities, Net (2.6)%		(55,336)
Total Net Assets 100.0%		2,142,286

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Competitive Advantage Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	59	September 2020	8,920	—	196

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Dividend Income & Growth Fund
COMMON STOCKS 99.5%
Health Care 11.3%
Amgen Inc.	659	155,423
Cardinal Health, Inc.	2,022	105,520
Johnson & Johnson	1,057	148,675
Pfizer Inc.	1,290	42,184
		451,802
Industrials 11.0%
3M Company (a)	882	137,567
Eaton Corporation Public Limited Company	578	50,586
PACCAR Inc.	1,991	149,029
United Parcel Service Inc. - Class B	909	101,104
		438,286
Information Technology 10.8%
Cisco Systems, Inc. (a)	3,223	150,308
International Business Machines Corporation (a)	1,061	128,148
Maxim Integrated Products, Inc.	2,538	153,851
		432,307
Materials 10.4%
Air Products and Chemicals, Inc. (a)	625	150,845
Linde Public Limited Company	503	106,684
LyondellBasell Industries N.V. - Class A	603	39,648
Nucor Corporation (a)	2,899	120,064
		417,241
Consumer Staples 10.4%
Archer-Daniels-Midland Company	3,555	141,843
Kimberly-Clark Corporation	1,035	146,335
Philip Morris International Inc.	1,794	125,710
		413,888
Utilities 9.1%
Duke Energy Corporation	1,560	124,661
PPL Corporation	4,514	116,646
The Southern Company	2,347	121,695
		363,002
Communication Services 8.7%
Comcast Corporation - Class A (a)	3,295	128,438
Omnicom Group Inc. (a)	1,881	102,712
Walt Disney Co.	1,047	116,688
		347,838
Energy 7.6%
Chevron Corporation	441	39,311
Exxon Mobil Corporation	2,268	101,420
ONEOK, Inc.	1,379	45,823
The Williams Companies, Inc.	2,263	43,045
Valero Energy Corporation	1,269	74,652
		304,251
Financials 7.4%
Comerica Inc.	817	31,111
Invesco Ltd. (a)	8,928	96,069
People's United Financial Inc. (a)	8,870	102,621
Principal Financial Group, Inc. (a)	956	39,694
Wells Fargo & Company	1,005	25,723
		295,218
Consumer Discretionary 6.6%
Carnival Plc (a)	3,498	57,428
Harley-Davidson, Inc. (a)	4,061	96,530
Nordstrom Inc. (a)	1,616	25,037
Ralph Lauren Corp. - Class A (a)	482	34,932
The Home Depot, Inc. (a)	197	49,440
		263,367
Real Estate 6.2%
Kimco Realty Corporation	7,430	95,405
Simon Property Group, Inc. (a)	1,008	68,895
Ventas, Inc. (a)	2,323	85,052
		249,352
Total Common Stocks (cost $4,598,579)		3,976,552
SHORT TERM INVESTMENTS 3.1%
Securities Lending Collateral 2.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	25,731	25,731
Repurchase Agreement with CIT, 0.57% (Collateralized by publicly traded equities and U.S. Treasury securities with a value of $98,153) acquired on 06/30/20, due 09/30/20 at $90,131	90,000	90,000
		115,731
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	7,333	7,333
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.16%, 02/25/21 (d) (e)	1,498	1,496
Total Short Term Investments (cost $124,561)		124,560
Total Investments 102.6% (cost $4,723,140)		4,101,112
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (2.6)%		(105,669)
Total Net Assets 100.0%		3,995,446

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Dividend Income & Growth Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	140	September 2020	21,276	3	355

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs International 5 Fund *
COMMON STOCKS 97.9%
Japan 24.2%
Japan Post Holdings Co., Ltd.	49	350
Japan Post Insurance Co., Ltd.	18	240
Kajima Corp.	35	412
Komatsu Ltd.	22	440
Showa Denko KK (a)	20	437
Yamaha Motor Co. Ltd.	27	417
Other Securities		11,042
		13,338
United Kingdom 10.7%
Anglo American PLC	23	532
British American Tobacco P.L.C.	13	515
GlaxoSmithKline PLC	26	526
Next PLC	7	411
Persimmon Public Limited Company	15	418
Rio Tinto PLC	11	651
WPP 2012 Limited	55	435
Other Securities		2,441
		5,929
Australia 10.1%
Fortescue Metals Group Ltd.	49	471
Other Securities		5,080
		5,551
France 9.3%
AXA SA (a)	23	477
Bouygues SA (b)	13	449
Capgemini SA	5	557
Cie de Saint-Gobain (b)	15	543
Compagnie Generale des Etablissements Michelin (a)	5	512
Credit Agricole SA	44	419
Schneider Electric SE	5	584
VINCI	5	478
Other Securities		1,091
		5,110
Germany 8.0%
Allianz SE	2	496
Bayer AG	7	550
Deutsche Post AG (b)	17	637
Deutsche Telekom AG	32	546
Fresenius Medical Care AG & Co. KGaA (b)	7	602
HeidelbergCement AG	9	474
Muenchener Rueckversicherungs AG	2	528
Siemens AG	5	606
		4,439
Sweden 6.0%
Aktiebolaget SKF - Class B	30	569
Aktiebolaget Volvo - Class B (b)	34	541
Sandvik AB (b)	32	611
Telia Co. AB	133	501
Other Securities		1,069
		3,291
Italy 4.6%
Assicurazioni Generali SpA	29	444
Intesa Sanpaolo SpA (b)	216	417
Mediobanca SpA	58	419
Poste Italiane - Societa' Per Azioni	49	429
Other Securities		839
		2,548
Switzerland 3.6%
Roche Holding AG	2	565
Swiss Re AG	6	430
Swisscom AG (a)	1	517
Zurich Insurance Group AG	1	477
		1,989
South Korea 3.2%
Other Securities		1,746
Belgium 2.8%
Anheuser-Busch InBev	9	444
Solvay SA	5	419
Other Securities		666
		1,529
Canada 2.7%
Other Securities		1,514
Spain 2.3%
Amadeus IT Group SA	8	419
Other Securities		853
		1,272
Netherlands 1.8%
Koninklijke Ahold Delhaize N.V.	22	614
Other Securities		411
		1,025
Finland 1.8%
Fortum Oyj	25	472
UPM-Kymmene Oyj	17	506
		978
Ireland 1.5%
Ryanair Holdings Plc - ADR (b)	7	477
Other Securities		356
		833
Hong Kong 1.4%
Other Securities		763
Norway 1.0%
Other Securities		553
Singapore 0.9%
Other Securities		504
Israel 0.6%
Other Securities		316
China 0.5%
Other Securities		305
Macau 0.5%
Other Securities		288
Austria 0.4%
Other Securities		222
Total Common Stocks (cost $62,087)		54,043
PREFERRED STOCKS 0.8%
Germany 0.8%
Porsche Automobil Holding SE (c)	8	445
Total Preferred Stocks (cost $476)		445
INVESTMENT COMPANIES 0.1%
United States of America 0.1%
Other Securities		60
Total Investment Companies (cost $60)		60
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (d) (e)	1,232	1,232
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	237	237
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (f) (g)	55	55
Total Short Term Investments (cost $1,524)		1,524
Total Investments 101.6% (cost $64,147)		56,072
Other Assets and Liabilities, Net (1.6)%		(902)
Total Net Assets 100.0%		55,170

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

(g) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs International 5 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	5	September 2020	451	—	(7)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Intrinsic Value Fund
COMMON STOCKS 99.7%
Consumer Discretionary 29.2%
BorgWarner Inc. (a)	1,351	47,685
Delta Air Lines, Inc.	901	25,279
eBay Inc.	764	40,061
Ford Motor Company	5,820	35,384
H & R Block, Inc.	2,071	29,569
Harley-Davidson, Inc. (a)	2,030	48,255
Kohl's Corporation	1,577	32,754
LKQ Corporation (b)	1,653	43,309
Mohawk Industries Inc. (b)	164	16,732
Newell Brands Inc.	1,423	22,593
Nordstrom Inc. (a)	815	12,623
Pulte Homes Inc.	1,379	46,937
PVH Corp.	580	27,859
Ralph Lauren Corp. - Class A	706	51,174
Southwest Airlines Co.	1,353	46,233
		526,447
Health Care 24.8%
AmerisourceBergen Corporation	590	59,494
Biogen Inc. (b)	263	70,383
Cardinal Health, Inc.	1,417	73,961
DaVita Inc. (b)	1,046	82,765
Gilead Sciences, Inc.	775	59,599
Humana Inc.	62	24,161
McKesson Corporation	499	76,512
		446,875
Information Technology 12.0%
HP Inc.	3,594	62,639
International Business Machines Corporation	528	63,756
Lam Research Corp.	112	36,240
NetApp, Inc.	491	21,804
Xerox Holdings Corporation	2,124	32,481
		216,920
Materials 9.5%
Eastman Chemical Co.	1,025	71,358
International Paper Company	1,719	60,545
Nucor Corporation	963	39,896
		171,799
Industrials 7.0%
Alaska Air Group, Inc.	395	14,313
Cummins Inc.	437	75,664
United Airlines Holdings, Inc. (b)	323	11,183
United Rentals Inc. (b)	175	26,098
		127,258
Communication Services 5.9%
AT&T Inc.	565	17,088
Expedia Group, Inc.	466	38,346
Omnicom Group Inc.	934	50,991
		106,425
Utilities 3.5%
NRG Energy, Inc.	1,917	62,435
Real Estate 3.1%
Host Hotels & Resorts, Inc.	2,993	32,292
Simon Property Group, Inc.	341	23,313
		55,605
Energy 2.6%
HollyFrontier Corp.	1,630	47,583
Consumer Staples 2.1%
Walgreens Boots Alliance, Inc.	896	37,989
Total Common Stocks (cost $2,129,436)		1,799,336
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	7,767	7,767
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	423	423
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	391	391
Total Short Term Investments (cost $8,581)		8,581
Total Investments 100.2% (cost $2,138,017)		1,807,917
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (0.2)%		(3,571)
Total Net Assets 100.0%		1,804,344

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Intrinsic Value Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	32	September 2020	4,838	(2)	106

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Total Yield Fund
COMMON STOCKS 99.7%
Information Technology 29.0%
ADS Alliance Data Systems, Inc.	407	18,371
Cisco Systems, Inc.	920	42,930
Citrix Systems Inc.	598	88,454
HP Inc.	3,124	54,456
Juniper Networks, Inc.	859	19,633
NetApp, Inc.	1,197	53,092
Oracle Corporation	1,165	64,385
Qualcomm Incorporated	284	25,866
Seagate Technology Public Limited Company	1,167	56,519
Xerox Holdings Corporation	1,863	28,485
		452,191
Consumer Discretionary 23.4%
Delta Air Lines, Inc.	1,140	31,991
eBay Inc.	1,139	59,752
Hanesbrands Inc.	2,742	30,957
Kohl's Corporation	1,374	28,532
L Brands, Inc.	1,144	17,121
Macy's, Inc. (a)	4,214	28,991
Newell Brands Inc.	3,587	56,959
Nordstrom Inc. (a)	1,836	28,446
Ralph Lauren Corp. - Class A	616	44,651
Whirlpool Corporation (a)	288	37,260
		364,660
Health Care 17.4%
Amgen Inc.	92	21,676
Cardinal Health, Inc.	860	44,867
DaVita Inc. (b)	913	72,259
Henry Schein Inc. (b)	956	55,824
McKesson Corporation	159	24,388
Waters Corp. (b)	290	52,356
		271,370
Financials 12.1%
Capital One Financial Corporation	252	15,808
Discover Financial Services	521	26,115
E*TRADE Financial Corp.	468	23,291
Loews Corp.	460	15,774
MetLife, Inc.	500	18,265
Morgan Stanley	426	20,580
Northern Trust Corp.	652	51,761
State Street Corporation	267	16,974
		188,568
Industrials 7.0%
Jacobs Engineering Group Inc.	677	57,394
Johnson Controls International Public Limited Company	1,504	51,346
		108,740
Materials 4.7%
Amcor Plc	1,957	19,982
International Paper Company	1,504	52,952
		72,934
Real Estate 3.5%
Apartment Investment and Management Company - Class A	429	16,142
Vornado Realty Trust	1,031	39,394
		55,536
Consumer Staples 2.6%
Molson Coors Beverage Company - Class B	1,205	41,392
Total Common Stocks (cost $1,879,395)		1,555,391
SHORT TERM INVESTMENTS 4.3%
Securities Lending Collateral 4.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	64,821	64,821
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	2,821	2,821
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	562	561
Total Short Term Investments (cost $68,203)		68,203
Total Investments 104.0% (cost $1,947,598)		1,623,594
Other Derivative Instruments 0.0%		86
Other Assets and Liabilities, Net (4.0)%		(63,190)
Total Net Assets 100.0%		1,560,490

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Total Yield Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	41	September 2020	6,223	86	112

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 88.9%
China 27.4%
Alibaba Group Holding Limited - ADS (a)	178	38,464
Alibaba Health Information Technology Limited (a)	1,795	5,265
China Construction Bank Corporation - Class H	409	332
China Tower Corporation Limited	22,191	3,946
Foshan Haitian Flavoring & Food Co., Ltd - Class A	382	6,729
Guangdong Investment Ltd.	7,939	13,621
JD.com, Inc. - Class A - ADR (a)	325	19,551
Meituan Dianping (a)	200	4,462
NetEase, Inc.	639	11,017
NetEase, Inc. - ADR	12	5,363
New Oriental Education & Technology Group - ADR (a)	44	5,771
Ping An Insurance (Group) Co of China Ltd - Class H	28	278
TAL Education Group - ADS (a)	72	4,950
Tencent Holdings Limited	654	42,201
Yonghui Superstores Co., Limited - Class A	4,416	5,858
		167,808
India 14.6%
Hindustan Unilever Ltd.	349	10,051
Housing Development Finance Corp.	1,089	25,297
Infosys Ltd. - ADR	689	6,654
Infosys Ltd.	1,111	10,892
Nestle India Ltd.	13	2,851
Reliance Industries Limited - GDR (b)	154	7,096
Reliance Industries Ltd.	770	17,425
Tata Consultancy Services Limited	330	9,058
		89,324
United States of America 8.1%
EPAM Systems, Inc. (a)	42	10,635
Facebook, Inc. - Class A (a)	40	9,102
Monolithic Power Systems Inc.	36	8,436
NVIDIA Corporation	56	21,349
		49,522
Russian Federation 6.6%
Polymetal International PLC	35	668
Polymetal International PLC	160	3,220
Public Joint Stock Society "Polyus" - GDR (c)	140	11,822
Public Joint Stock Society "Polyus" - GDR (b)	46	3,835
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel - ADR	307	8,078
Yandex N.V. - Class A (a)	251	12,539
		40,162
South Korea 5.4%
Macquarie Korea	718	6,808
Samsung Electronics Co. Ltd.	473	20,990
SK Telecom Co. Ltd.	32	5,568
		33,366
Taiwan 5.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,074	32,742
Argentina 5.2%
MercadoLibre S.R.L (a)	33	32,114
Singapore 4.8%
Ascendas REIT	4,006	9,213
SEA, Ltd. - ADR (a)	187	20,006
		29,219
Netherlands 3.3%
ASML Holding	54	19,891
Thailand 2.4%
Bangkok Dusit Medical Services Public Company Limited.	429	314
CP ALL Public Company Limited	6,407	14,114
Thai Beverage Public Company Limited	555	271
		14,699
Hong Kong 2.1%
AIA Group Limited	31	294
CLP Holdings Ltd.	859	8,412
Hong Kong Exchanges & Clearing Ltd.	101	4,307
		13,013
Indonesia 2.0%
PT. Bank Central Asia Tbk	6,106	12,193
Brazil 1.2%
Magazine Luiza S.A.	573	7,569
Rumo SA (a)	1	3
		7,572
South Africa 0.5%
Naspers Ltd. - Class N	18	3,236
Total Common Stocks (cost $476,804)		544,861
PARTICIPATORY NOTES 9.9%
China 9.9%
Macquarie Bank Limited (Wuliangye Yibin Co., Ltd.)	1,117	27,149
Macquarie Bank Limited (Shanghai International Airport Co.Ltd.)	34	343
Macquarie Bank Limited (Kweichow Moutai Co., Ltd.)	109	22,705
Macquarie Bank Limited (Jiangsu Hengrui Medicine Co., Ltd.)	798	10,426
Total Participatory Notes (cost $36,132)		60,623
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	4,781	4,781
Total Short Term Investments (cost $4,781)		4,781
Total Investments 99.6% (cost $517,717)		610,265
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net 0.4%		2,524
Total Net Assets 100.0%		612,785

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $10,931 and 1.8% of the Fund.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Society "Polyus"	01/10/19	7,542	11,822	1.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/GQG Emerging Markets Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	SSB	07/02/20	HKD	(7,375)	(952)	—
ZAR/USD	SSB	07/02/20	ZAR	13,325	768	(4)
					(184)	(4)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 97.1%
United States of America 39.2%
Agilent Technologies, Inc.	144	12,743
Alphabet Inc. - Class A (a)	25	35,084
American International Group, Inc.	435	13,560
Bank of America Corporation	580	13,787
Berkshire Hathaway Inc. - Class B (a)	116	20,796
Booking Holdings Inc. (a)	12	19,599
Caterpillar Inc.	56	7,041
Charter Communications, Inc. - Class A (a)	35	17,664
Citigroup Inc.	255	13,018
Comcast Corporation - Class A	242	9,433
Constellation Brands, Inc. - Class A	72	12,625
General Motors Company	454	11,475
Halliburton Company	632	8,198
HCA Healthcare, Inc.	152	14,768
Hilton Worldwide Holdings Inc.	256	18,825
Moody's Corp.	59	16,182
Regeneron Pharmaceuticals, Inc. (a)	5	3,371
Workday, Inc. - Class A (a)	47	8,862
		257,031
Switzerland 18.7%
Compagnie Financiere Richemont SA	221	14,214
Credit Suisse Group AG	3,367	35,247
Glencore PLC	16,729	35,822
Julius Bar Gruppe AG	511	21,643
Kühne + Nagel International AG (a)	27	4,577
LafargeHolcim Ltd.	252	11,174
		122,677
Germany 12.9%
Allianz SE	123	25,257
Bayer AG	276	20,563
Daimler AG (a)	869	35,496
Henkel AG & Co. KGaA	41	3,388
		84,704
United Kingdom 6.2%
Compass Group PLC	387	5,367
Liberty Global PLC - Class A (a)	653	14,275
Liberty Global PLC - Class C (a)	108	2,320
Reckitt Benckiser Group PLC	53	4,851
WPP 2012 Limited	1,762	13,819
		40,632
France 5.4%
BNP Paribas SA	884	35,348
South Africa 3.6%
Naspers Ltd. - Class N	130	23,777
Netherlands 3.6%
CNH Industrial N.V. (a)	3,337	23,521
South Korea 2.9%
NAVER Corp.	53	11,837
Samsung Electronics Co. Ltd.	158	7,007
		18,844
Japan 1.8%
Toyota Motor Corp.	185	11,619
China 1.7%
Baidu, Inc. - Class A - ADR (a)	94	11,218
Mexico 0.9%
Grupo Televisa S.A.B. - ADR (a)	1,110	5,815
Taiwan 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	148	1,576
Total Common Stocks (cost $734,729)		636,762
PREFERRED STOCKS 1.1%
Germany 1.1%
Henkel AG & Co. KGaA (b)	72	6,751
Total Preferred Stocks (cost $7,175)		6,751
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	10,663	10,663
Total Short Term Investments (cost $10,663)		10,663
Total Investments 99.8% (cost $752,567)		654,176
Other Derivative Instruments (0.0)%		(31)
Other Assets and Liabilities, Net 0.2%		1,600
Total Net Assets 100.0%		655,745

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Harris Oakmark Global Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	SSB	12/16/20	CHF	(10,274)	(10,904)	(31)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 99.6%
Real Estate 99.6%
American Assets Trust, Inc.	37	1,020
Apartment Investment and Management Company - Class A	143	5,389
Boston Properties Inc.	79	7,176
Brixmor Property Group Inc.	178	2,277
Cyrusone LLC (a)	76	5,537
DiamondRock Hospitality Co.	628	3,476
Duke Realty Corp.	239	8,450
Equinix, Inc.	23	15,867
Equity Lifestyle Properties, Inc.	106	6,611
Essential Properties Realty Trust, Inc.	336	4,987
Extra Space Storage Inc.	38	3,524
First Industrial Realty Trust, Inc.	175	6,713
Healthpeak Properties, Inc.	289	7,978
Highwoods Properties Inc.	176	6,556
Hudson Pacific Properties Inc.	124	3,114
Invitation Homes Inc.	331	9,101
Life Storage Inc.	47	4,467
Mid-America Apartment Communities, Inc.	60	6,852
New Senior Investment Group Inc.	557	2,016
Physicians Realty Trust (a)	319	5,588
ProLogis Inc.	129	12,049
Realty Income Corporation	154	9,184
SITE Centers Corp.	185	1,496
Sunstone Hotel Investors Inc.	440	3,585
UDR, Inc.	171	6,404
VICI Properties Inc.	242	4,889
Weingarten Realty Investors (a)	230	4,346
Welltower Inc.	164	8,497
Total Common Stocks (cost $167,741)		167,149
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	2,107	2,107
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	357	357
Total Short Term Investments (cost $2,464)		2,464
Total Investments 101.1% (cost $170,205)		169,613
Other Assets and Liabilities, Net (1.1)%		(1,797)
Total Net Assets 100.0%		167,816

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 92.6%
Consumer Staples 25.2%
Anheuser-Busch InBev	238	11,767
Campbell Soup Company	521	25,856
General Mills, Inc.	614	37,868
Heineken NV	199	18,472
Kimberly-Clark Corporation	171	24,236
Kraft Heinz Foods Company	327	10,435
L'Oreal SA	49	15,775
Mondelez International, Inc. - Class A	344	17,584
Nestle SA	153	17,007
Procter & Gamble Co.	230	27,475
Sysco Corp.	178	9,724
Target Corporation	132	15,833
The Coca-Cola Company	410	18,307
		250,339
Utilities 14.6%
American Electric Power Company, Inc.	132	10,509
Consolidated Edison, Inc.	117	8,424
Dominion Energy, Inc.	317	25,713
Duke Energy Corporation	145	11,582
Entergy Corporation	188	17,682
Exelon Corporation	508	18,451
PPL Corporation	896	23,151
Sempra Energy	142	16,615
SSE PLC	757	12,797
		144,924
Financials 12.9%
American Express Company	108	10,296
Comerica Inc.	206	7,854
Cullen/Frost Bankers Inc. (a)	126	9,440
Federated Investors, Inc. - Class B	75	1,783
Fifth Third Bancorp	571	11,003
KeyCorp	564	6,872
M&T Bank Corporation	160	16,653
The Hartford Financial Services Group, Inc.	641	24,704
The PNC Financial Services Group, Inc.	74	7,769
The Travelers Companies, Inc.	152	17,287
Zions Bancorp	428	14,556
		128,217
Industrials 11.0%
3M Company	81	12,595
ABB Ltd.	696	15,774
Cummins Inc.	65	11,233
Deere & Company	51	8,085
Emerson Electric Co.	132	8,165
Flowserve Corporation	506	14,442
General Dynamics Corporation	39	5,852
Pentair Public Limited Company	192	7,285
Raytheon BBN Technologies Corp.	91	5,633
Siemens AG	83	9,869
United Parcel Service Inc. - Class B	97	10,805
		109,738
Health Care 8.2%
Bayer AG	208	15,468
Bristol-Myers Squibb Company	222	13,072
Eli Lilly & Co.	124	20,313
Johnson & Johnson	126	17,755
Merck & Co., Inc.	196	15,121
		81,729
Materials 4.7%
Avery Dennison Corporation	49	5,535
BASF SE	136	7,649
DuPont de Nemours, Inc.	218	11,579
International Paper Company	290	10,223
Nutrien Ltd. (a)	108	3,466
Sonoco Products Co.	150	7,866
		46,318
Energy 4.5%
Baker Hughes, a GE Company, LLC - Class A	364	5,608
ConocoPhillips	326	13,703
Suncor Energy Inc.	375	6,314
Total SA	490	18,928
		44,553
Communication Services 4.0%
AT&T Inc.	677	20,456
Deutsche Telekom AG	728	12,319
Walt Disney Co.	66	7,405
		40,180
Consumer Discretionary 3.8%
Columbia Sportswear Co.	74	5,948
Darden Restaurants Inc.	35	2,666
Harley-Davidson, Inc.	419	9,962
Stanley Black & Decker, Inc.	51	7,051
TJX Cos. Inc.	245	12,374
		38,001
Information Technology 2.4%
Automatic Data Processing, Inc.	87	12,925
International Business Machines Corporation	87	10,453
		23,378
Real Estate 1.3%
Weyerhaeuser Company	592	13,296
Total Common Stocks (cost $990,565)		920,673
SHORT TERM INVESTMENTS 7.6%
Investment Companies 7.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	70,952	70,952
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	4,661	4,661
Total Short Term Investments (cost $75,613)		75,613
Total Investments 100.2% (cost $1,066,178)		996,286
Other Derivative Instruments (0.1)%		(767)
Other Assets and Liabilities, Net (0.1)%		(1,462)
Total Net Assets 100.0%		994,057

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Invesco Diversified Dividend Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	BOA	07/28/20	EUR	(33,000)	(37,097)	(807)
USD/EUR	GSC	07/28/20	EUR	(3,790)	(4,261)	40
					(41,358)	(767)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.0%
United States of America 57.0%
Adobe Inc. (a)	275	119,635
Agilent Technologies, Inc.	416	36,792
Alphabet Inc. - Class A (a)	138	195,562
Amazon.com, Inc. (a)	12	32,965
Analog Devices, Inc.	20	2,438
Anthem, Inc.	134	35,249
Avantor, Inc. (a)	1,317	22,393
Blueprint Medicines Corporation (a)	149	11,649
Boston Scientific Corporation (a)	310	10,881
Centene Corporation (a)	380	24,170
Colgate-Palmolive Co.	230	16,874
Electronic Arts Inc. (a)	177	23,376
Equifax Inc.	235	40,387
Facebook, Inc. - Class A (a)	460	104,397
Fidelity National Information Services, Inc.	231	31,017
Illumina, Inc. (a)	33	12,134
Incyte Corporation (a)	158	16,459
Intel Corporation	213	12,713
Intuit Inc.	311	91,982
Ionis Pharmaceuticals Inc. (a)	278	16,400
IQVIA Inc. (a)	50	7,036
MacroGenics Inc. (a)	539	15,037
Maxim Integrated Products, Inc.	946	57,360
Microsoft Corporation	128	26,101
Paypal Holdings, Inc. (a)	447	77,872
Pegasystems Inc.	76	7,665
Phathom Pharmaceuticals, Inc. (a)	252	8,290
S&P Global Inc.	341	112,273
Sage Therapeutics Inc. (a)	127	5,275
Sarepta Therapeutics, Inc. (a)	117	18,821
Twist Bioscience Corporation (a)	13	591
United Parcel Service Inc. - Class B	283	31,492
Veracyte, Inc. (a)	293	7,596
Visa Inc. - Class A	138	26,647
Walt Disney Co.	325	36,193
Zimmer Biomet Holdings, Inc.	93	11,151
		1,306,873
Japan 14.7%
Capcom Co. Ltd.	641	23,433
Fanuc Ltd.	134	24,176
Keyence Corp.	147	61,506
Minebea Mitsumi Inc.	413	7,488
Murata Manufacturing Co. Ltd.	971	56,931
Nidec Corp.	857	57,262
Omron Corp.	504	33,732
Takeda Pharmaceutical Co. Ltd.	588	21,086
TDK Corp.	524	52,027
		337,641
France 7.7%
Dassault Systemes SA	40	6,929
Kering SA	103	56,206
LVMH Moet Hennessy Louis Vuitton SE	233	103,718
Societe Generale SA	613	10,326
		177,179
China 3.6%
JD.com, Inc. - Class A - ADR (a)	1,382	83,146
Germany 3.3%
SAP SE	539	75,787
Netherlands 3.1%
Airbus SE (a)	702	50,268
ASML Holding	29	10,529
uniQure N.V. (a)	231	10,426
		71,223
Sweden 3.0%
Assa Abloy AB - Class B	1,436	29,437
Atlas Copco Aktiebolag - Class A	897	38,200
		67,637
India 2.9%
DLF Limited	19,943	38,963
ICICI Bank Limited - ADR	2,933	27,251
		66,214
Spain 1.4%
Industria de Diseno Textil, S.A.	1,171	31,160
United Kingdom 1.2%
Farfetch Ltd - Class A (a) (b)	701	12,109
International Game Technology PLC (b)	763	6,791
Unilever PLC	176	9,512
		28,412
Brazil 0.6%
StoneCo Ltd. (a)	363	14,070
Switzerland 0.3%
Zur Rose Group AG (a)	23	6,219
Italy 0.2%
Brunello Cucinelli S.p.A. (a)	173	5,175
Total Common Stocks (cost $1,479,872)		2,270,736
PREFERRED STOCKS 0.0%
India 0.0%
Zee Entertainment Enterprises Limited, 6.00%, 03/05/22	1,435	66
Total Preferred Stocks (cost $110)		66
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	15,718	15,718
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	13,730	13,730
Total Short Term Investments (cost $29,448)		29,448
Total Investments 100.3% (cost $1,509,430)		2,300,250
Other Assets and Liabilities, Net (0.3)%		(6,176)
Total Net Assets 100.0%		2,294,074

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Global Real Estate Fund *
COMMON STOCKS 98.0%
United States of America 48.1%
American Tower Corporation	68	17,574
Apartment Investment and Management Company - Class A	371	13,944
AvalonBay Communities, Inc.	50	7,788
Cyrusone LLC	218	15,867
Digital Realty Trust Inc.	163	23,089
Duke Realty Corp.	599	21,191
Equity Residential	529	31,125
Gaming and Leisure Properties, Inc.	348	12,049
Healthcare Realty Trust Inc.	296	8,680
Healthcare Trust of America, Inc. - Class A	373	9,903
Healthpeak Properties, Inc.	816	22,495
Invitation Homes Inc.	943	25,954
National Retail Properties, Inc.	404	14,344
ProLogis Inc.	84	7,875
Regency Centers Corp.	320	14,679
Retail Opportunity Investments Corp.	855	9,690
Rexford Industrial Realty, Inc.	228	9,459
Simon Property Group, Inc.	107	7,302
STAG Industrial, Inc.	326	9,568
UDR, Inc.	555	20,728
Ventas, Inc.	529	19,376
VEREIT, Inc.	2,376	15,277
VICI Properties Inc.	912	18,405
Other Securities		66,326
		422,688
Japan 10.3%
Activia Properties Inc.	2	7,968
Daiwa House REIT Investment Corporation	3	7,970
GLP J-REIT	7	10,398
Japan Retail Fund Investment Corp.	6	7,773
Mitsui Fudosan Co. Ltd.	432	7,617
Sumitomo Realty & Development Co. Ltd.	551	15,148
Other Securities		33,875
		90,749
Hong Kong 9.5%
China Jinmao Holdings Group Limited	4,734	3,356
China Resources Land Ltd.	2,460	9,321
Hang Lung Properties Ltd.	5,927	14,040
Longfor Group Holdings Limited	2,394	11,422
New World Development Company Limited (a)	2,333	11,077
Shimao Property Holdings Limited	2,235	9,496
Sun Hung Kai Properties Ltd.	873	11,166
Other Securities		13,828
		83,706
Germany 5.7%
DW Property Invest GmbH	188	8,455
Vonovia SE	675	41,518
		49,973
United Kingdom 3.4%
Land Securities Group PLC	1,155	7,924
Tritax Big Box Reit PLC	4,981	8,981
Other Securities		12,909
		29,814
Australia 3.4%
DEXUS Funds Management Limited	1,549	9,891
Goodman Funding Pty Ltd	860	8,889
Other Securities		10,883
		29,663
Canada 3.3%
Allied Properties REIT	288	8,687
Canadian Apartment Properties REIT	234	8,383
Other Securities		11,924
		28,994
China 2.8%
CIFI Holdings (Group) Co. Ltd. (b)	10,454	8,210
Other Securities		16,051
		24,261
Singapore 2.4%
Ascendas India Trust (c)	2,850	2,760
Ascendas REIT	2,150	4,946
CapitaLand Ltd.	3,447	7,250
CapitaLand Retail China Trust Management Limited	189	173
Other Securities		6,216
		21,345
Sweden 1.7%
Fabege AB	667	7,822
Wihlborgs Fastigheter AB	443	7,290
		15,112
Spain 1.3%
Merlin Properties, Socimi, S.A.	916	7,633
Other Securities		3,712
		11,345
Belgium 1.0%
Other Securities		8,553
Philippines 0.9%
Other Securities		8,226
Netherlands 0.8%
Unibail-Rodamco SE (b)	132	7,490
France 0.8%
Other Securities		7,057
Thailand 0.8%
Other Securities		6,618
Luxembourg 0.6%
Other Securities		5,413
Brazil 0.4%
Other Securities		3,645
Mexico 0.3%
Other Securities		2,758
South Africa 0.2%
Other Securities		2,138
Indonesia 0.2%
Other Securities		1,943
India 0.1%
Other Securities		689
Malta 0.0%
Other Securities		4
Total Common Stocks (cost $904,135)		862,184
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	7,215	7,215
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (d) (e)	2,074	2,074
Total Short Term Investments (cost $9,289)		9,289
Total Investments 99.1% (cost $913,424)		871,473
Other Assets and Liabilities, Net 0.9%		7,885
Total Net Assets 100.0%		879,358

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 96.4%
Japan 13.5%
Asahi Breweries Ltd. (a)	484	17,002
Fanuc Ltd.	99	17,781
Hoya Corp.	223	21,208
Kao Corp. (a)	118	9,347
Keyence Corp.	31	12,836
Koito Manufacturing Co. Ltd.	214	8,625
Komatsu Ltd.	624	12,782
Nidec Corp.	139	9,280
SMC Corp.	25	12,654
Sony Corp.	112	7,727
		129,242
Switzerland 9.6%
Alcon AG (b)	187	10,803
Kühne + Nagel International AG (b)	105	17,635
Logitech International S.A.	131	8,549
Nestle SA	156	17,334
Novartis AG	244	21,349
Roche Holding AG	48	16,693
		92,363
Germany 7.9%
Allianz SE	58	11,827
Beiersdorf AG	82	9,364
Deutsche Boerse AG	131	23,809
Knorr - Bremse Aktiengesellschaft	86	8,707
SAP SE	158	22,258
		75,965
China 7.7%
Alibaba Group Holding Limited - ADS (b)	122	26,327
Kweichow Moutai Co. Ltd. - Class A	36	7,406
New Oriental Education & Technology Group - ADR (b)	85	11,080
Tencent Holdings Limited	262	16,888
Wuliangye Yibin Co., Ltd. - Class A	482	11,687
		73,388
United States of America 7.6%
Booking Holdings Inc. (b)	8	13,001
Broadcom Inc.	80	25,261
Philip Morris International Inc.	299	20,965
Yum China Holdings, Inc.	284	13,664
		72,891
Netherlands 5.3%
ASML Holding	26	9,782
ING Groep N.V.	534	3,734
Prosus N.V. (b)	177	16,473
Wolters Kluwer NV	268	21,015
		51,004
Canada 5.3%
Canadian National Railway Co.	235	20,799
CGI Inc. (b)	353	22,270
Suncor Energy Inc.	455	7,672
		50,741
France 5.2%
Cie Generale d'Optique Essilor International SA	96	12,311
LVMH Moet Hennessy Louis Vuitton SE	14	6,326
Pernod-Ricard SA	60	9,501
Schneider Electric SE (b)	198	22,119
		50,257
United Kingdom 4.5%
British American Tobacco P.L.C.	349	13,471
Linde Public Limited Company	62	13,216
Relx PLC	721	16,787
		43,474
Hong Kong 4.0%
AIA Group Limited	1,467	13,715
China Mengniu Dairy Company Limited	2,389	9,169
Galaxy Entertainment Group Ltd.	2,278	15,518
		38,402
Sweden 3.3%
Investor AB - Class B	434	23,045
Sandvik AB (b)	436	8,271
		31,316
South Korea 3.2%
NAVER Corp.	67	14,967
Samsung Electronics Co. Ltd.	347	15,395
		30,362
Denmark 2.7%
Carlsberg A/S - Class B	131	17,446
Novo Nordisk A/S - Class B	124	8,065
		25,511
Italy 2.6%
Finecobank Banca Fineco SPA (b)	1,850	25,074
Taiwan 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,129	22,679
Mexico 2.3%
Fomento Economico Mexicano SAB de CV - ADR	136	8,448
Wal - Mart de Mexico, S.A.B. de C.V.	5,819	13,994
		22,442
Brazil 2.3%
B3 S.A. - Brasil, Bolsa, Balcao	1,582	16,199
Banco Bradesco S.A. - ADR	1,532	5,835
		22,034
Ireland 2.2%
Flutter Entertainment Public Limited Company (b)	34	4,454
Icon Public Limited Company (b)	96	16,143
		20,597
Australia 1.9%
Amcor Ltd.	1,203	12,162
CSL Ltd.	28	5,545
		17,707
Singapore 1.4%
United Overseas Bank Ltd.	894	13,013
India 0.8%
HDFC Bank Limited - ADR	177	8,038
Spain 0.7%
Amadeus IT Group SA	119	6,222
Total Common Stocks (cost $810,756)		922,722
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	28,175	28,175
Total Short Term Investments (cost $28,175)		28,175
Total Investments 99.3% (cost $838,931)		950,897
Other Assets and Liabilities, Net 0.7%		6,535
Total Net Assets 100.0%		957,432

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund *
COMMON STOCKS 98.3%
Health Care 30.9%
10X Genomics, Inc. (a)	171	15,274
AtriCure, Inc. (a)	352	15,826
Avantor, Inc. (a)	890	15,134
Bio-Techne Corporation	102	26,983
Caredx, Inc. (a)	554	19,636
Catalent Inc. (a)	432	31,693
Halozyme Therapeutics, Inc. (a) (b)	681	18,253
Horizon Therapeutics Public Limited Company (a)	378	21,007
iRhythm Technologies Inc. (a)	142	16,458
LHC Group, Inc. (a)	100	17,439
Masimo Corp. (a)	82	18,782
Natera, Inc. (a)	344	17,128
Neurocrine Biosciences, Inc. (a)	130	15,899
Nevro Corp. (a)	122	14,535
Penumbra, Inc. (a)	89	15,897
Repligen Corporation (a)	264	32,603
Syneos Health, Inc. - Class A (a)	342	19,946
Tandem Diabetes Care Inc. (a)	226	22,348
Twist Bioscience Corporation (a)	341	15,459
Other Securities		169,147
		539,447
Information Technology 28.5%
Bill.Com Holdings Inc. (a)	178	16,085
Blackline, Inc. (a)	256	21,188
Cloudflare, Inc. (a)	425	15,292
Fair Isaac Corporation (a)	42	17,656
Five9 Inc. (a)	135	14,950
HubSpot Inc. (a)	89	19,978
Lattice Semiconductor Corp. (a)	740	21,016
Nuance Communications, Inc. (a)	602	15,244
Pegasystems Inc.	182	18,369
Power Integrations Inc.	135	15,985
Q2 Holdings, Inc. (a)	310	26,573
Qualys, Inc. (a)	145	15,074
RealPage, Inc. (a)	254	16,526
Semtech Corp. (a)	339	17,726
Silicon Laboratories Inc. (a)	180	18,066
Zendesk, Inc. (a)	174	15,391
Other Securities		213,223
		498,342
Consumer Discretionary 15.2%
Eldorado Resorts, Inc. (a) (b)	575	23,043
ETSY, Inc. (a)	259	27,527
Floor & Decor Holdings Inc. (a)	273	15,727
Fox Factory Holding Corp. (a)	183	15,112
Ollie's Bargain Outlet Holdings Inc. (a)	161	15,736
Penn National Gaming Inc. (a) (b)	571	17,446
Wingstop Inc.	134	18,652
Other Securities		131,909
		265,152
Industrials 12.9%
Builders FirstSource, Inc. (a)	739	15,291
Nordson Corp.	78	14,848
SiteOne Landscape Supply, Inc. (a)	133	15,178
Other Securities		180,558
		225,875
Financials 4.4%
eHealth, Inc. (a)	162	15,959
LPL Financial Holdings Inc.	213	16,669
Other Securities		44,359
		76,987
Communication Services 2.2%
Other Securities		38,616
Materials 2.0%
Other Securities		35,498
Real Estate 1.3%
Other Securities		23,266
Consumer Staples 0.9%
Boston Beer Co. Inc. - Class A (a)	27	14,733
Total Common Stocks (cost $1,280,838)		1,717,916
SHORT TERM INVESTMENTS 2.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	25,095	25,095
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	17,170	17,170
Total Short Term Investments (cost $42,265)		42,265
Total Investments 100.7% (cost $1,323,103)		1,760,181
Other Assets and Liabilities, Net (0.7)%		(11,723)
Total Net Assets 100.0%		1,748,458

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund *
COMMON STOCKS 52.0%
United States of America 22.3%
AbbVie Inc.	38	3,758
Alphabet Inc. - Class A (a)	-	488
Alphabet Inc. - Class C (a)	5	7,835
Amazon.com, Inc. (a) (b)	5	13,063
Apple Inc. (b)	28	10,040
Bank of America Corporation (b)	141	3,340
Berkshire Hathaway Inc. - Class B (a) (b)	11	1,963
Bristol-Myers Squibb Company (b)	76	4,438
Charter Communications, Inc. - Class A (a)	7	3,258
Cigna Holding Company	21	3,983
Citigroup Inc.	79	4,009
Comcast Corporation - Class A	52	2,020
HCA Healthcare, Inc.	3	333
MasterCard Incorporated - Class A	15	4,471
Microsoft Corporation (b)	74	14,974
Morgan Stanley	94	4,553
Netflix, Inc. (a)	7	3,205
NextEra Energy, Inc.	15	3,513
Tesla Inc. (a) (b)	5	4,600
T-Mobile USA, Inc. (a)	6	671
UnitedHealth Group Incorporated	24	7,306
Verizon Communications Inc. (b)	31	1,714
Wells Fargo & Company	59	1,501
Other Securities		188,456
		293,492
United Kingdom 3.8%
BP P.L.C.	635	2,436
Diageo PLC	114	3,787
The Royal Bank of Scotland Group Public Limited Company	46	69
Other Securities		43,599
		49,891
Japan 3.5%
Chugai Pharmaceutical Co. Ltd.	6	337
Japan Post Holdings Co., Ltd.	15	105
Kyushu Railway Company	1	36
Softbank Corp.	16	208
SoftBank Group Corp.	16	834
Tokyo Electric Power Co. Holdings Inc. (a)	8	24
Other Securities		44,889
		46,433
China 3.5%
Alibaba Group Holding Limited - ADS (a)	58	12,363
Ping An Bank Co., Ltd. - Class A	603	1,092
Ping An Insurance (Group) Co of China Ltd - Class H	496	4,984
Tencent Holdings Limited	178	11,491
Other Securities		15,946
		45,876
France 2.3%
Aeroports de Paris	-	33
Electricite de France	5	42
Icade SA	-	20
LVMH Moet Hennessy Louis Vuitton SE	13	5,942
Schneider Electric SE (a)	54	6,052
Other Securities		18,687
		30,776
Switzerland 2.3%
Nestle SA	97	10,718
Roche Holding AG	15	5,368
Roche Holding AG	-	93
Other Securities		14,536
		30,715
Germany 2.0%
Allianz SE	27	5,615
Deutsche Telekom AG	32	547
Other Securities		20,087
		26,249
Netherlands 1.4%
ASML Holding	22	7,972
Other Securities		10,066
		18,038
South Korea 1.2%
Samsung Electronics Co. Ltd.	199	8,820
Other Securities		6,711
		15,531
Hong Kong 1.1%
AIA Group Limited	603	5,639
Other Securities		9,148
		14,787
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	95	5,390
Taiwan Semiconductor Manufacturing Co. Ltd.	505	5,378
Other Securities		3,613
		14,381
Australia 0.9%
Other Securities		12,271
India 0.9%
HDFC Bank Limited	85	1,191
HDFC Bank Limited - ADR	75	3,406
United Spirits Limited (a)	54	423
Other Securities		6,635
		11,655
Sweden 0.7%
Other Securities		9,736
Denmark 0.7%
Novo Nordisk A/S - Class B	81	5,299
Other Securities		3,914
		9,213
Canada 0.6%
Other Securities		8,326
Spain 0.5%
AENA, S.M.E., S.A. (a)	1	98
Bankia SA	12	12
Other Securities		6,731
		6,841
Russian Federation 0.4%
Other Securities		4,995
South Africa 0.3%
Other Securities		3,918
Italy 0.3%
Poste Italiane - Societa' Per Azioni	5	40
Other Securities		3,423
		3,463
Indonesia 0.3%
Other Securities		3,447
Finland 0.3%
Other Securities		3,263
Brazil 0.2%
Other Securities		2,966
Belgium 0.2%
Other Securities		2,964
Mexico 0.2%
Other Securities		2,573
Thailand 0.2%
Other Securities		2,145
Singapore 0.2%
Other Securities		2,111
Austria 0.1%
Other Securities		1,897
Ireland 0.1%
Other Securities		1,758
Poland 0.1%
Other Securities		1,441

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Peru 0.1%
Other Securities		1,280
Norway 0.1%
Other Securities		843
Macau 0.1%
Other Securities		639
Turkey 0.0%
Other Securities		609
Hungary 0.0%
Other Securities		572
Israel 0.0%
Other Securities		534
New Zealand 0.0%
Other Securities		472
Portugal 0.0%
Other Securities		264
Luxembourg 0.0%
Other Securities		133
Cambodia 0.0%
Other Securities		30
Total Common Stocks (cost $680,183)		686,528
CORPORATE BONDS AND NOTES 27.8%
United States of America 21.7%
AbbVie Inc.
3.20%, 11/21/29 (c)	1,450	1,591
4.50%, 05/14/35	172	208
4.05%, 11/21/39 (c)	104	121
4.45%, 05/14/46	232	282
4.25%, 11/21/49 (c)	557	673
Amazon.com, Inc.
3.88%, 08/22/37	600	742
2.50%, 06/03/50	147	149
2.70%, 06/03/60	285	291
Apple Inc.
2.95%, 09/11/49	692	755
2.65%, 05/11/50	394	411
AT&T Inc.
4.45%, 04/01/24	1,252	1,402
3.80%, 02/15/27	742	835
2.30%, 06/01/27	220	228
4.30%, 02/15/30	425	496
2.75%, 06/01/31	345	358
3.50%, 06/01/41	190	200
4.55%, 03/09/49	796	939
Bank of America Corporation
2.37%, 07/21/21 (d)	666	666
2.33%, 10/01/21	277	278
3.82%, 01/20/28 (d)	1,678	1,894
3.71%, 04/24/28	2,000	2,261
2.88%, 10/22/30	1,088	1,178
2.68%, 06/19/41	175	179
Berkshire Hathaway Energy Company
4.05%, 04/15/25 (c)	178	203
3.70%, 07/15/30 (c)	484	566
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	516	654
BP Capital Markets America Inc.
3.54%, 04/06/27	1,000	1,109
3.00%, 02/24/50	258	254
Bristol-Myers Squibb Company
2.25%, 08/15/21 (c)	368	375
3.45%, 11/15/27 (c)	1,240	1,425
Burlington Northern Santa FE, LLC
3.05%, 02/15/51	640	696
CCO Holdings, LLC
5.75%, 02/15/26 (c)	1,050	1,088
5.50%, 05/01/26 (c)	1,050	1,088
5.13%, 05/01/27 (c)	1,385	1,433
5.00%, 02/01/28 (c)	1,050	1,084
Charter Communications Operating, LLC
4.91%, 07/23/25	330	378
4.80%, 03/01/50	754	855
3.70%, 04/01/51	280	276
Cigna Holding Company
3.05%, 10/15/27 (c)	330	358
3.20%, 03/15/40	255	270
3.40%, 03/15/50	230	248
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (e)	475	474
2.90%, 12/08/21	486	501
3.17%, 02/19/22	277	281
3.11%, 04/08/26	1,638	1,760
3.52%, 10/27/28	1,650	1,828
2.98%, 11/05/30	1,296	1,377
Comcast Corporation
4.15%, 10/15/28	85	102
3.40%, 04/01/30	215	245
3.20%, 07/15/36	672	741
3.75%, 04/01/40	616	724
3.45%, 02/01/50	570	643
HCA Inc.
5.88%, 02/15/26	1,300	1,426
4.50%, 02/15/27	1,074	1,195
5.63%, 09/01/28	1,290	1,439
5.88%, 02/01/29	1,260	1,424
4.13%, 06/15/29	145	160
MasterCard Incorporated
3.35%, 03/26/30	328	380
Microsoft Corporation
2.40%, 02/06/22	245	253
3.50%, 02/12/35	384	468
3.45%, 08/08/36	418	504
3.70%, 08/08/46	418	523
2.53%, 06/01/50	175	181
Morgan Stanley
2.63%, 11/17/21	561	576
2.72%, 07/22/25	1,350	1,432
3.88%, 01/27/26	550	623
3.59%, 07/22/28 (d)	996	1,121
2.70%, 01/22/31	898	954
3.62%, 04/01/31	518	593
Netflix, Inc.
5.88%, 11/15/28	590	671
4.88%, 06/15/30 (c)	795	851
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/25	930	1,007
2.75%, 11/01/29	532	572
2.25%, 06/01/30	576	593
PacifiCorp
3.85%, 06/15/21	204	209
2.70%, 09/15/30	488	532
4.13%, 01/15/49	206	254
3.30%, 03/15/51	618	680
Sprint Capital Corporation
8.75%, 03/15/32	1,270	1,816
Sprint Corporation
7.13%, 06/15/24	1,595	1,799
7.63%, 02/15/25	1,560	1,799
The Goldman Sachs Group, Inc.
5.00%, (callable at 100 beginning 11/10/22) (e) (f)	410	379
2.63%, 04/25/21	171	174
3.00%, 04/26/22	440	448
3.50%, 04/01/25	1,988	2,180
3.85%, 01/26/27	562	632
3.69%, 06/05/28 (d)	700	784
3.81%, 04/23/29	508	574
3.80%, 03/15/30	532	607
4.02%, 10/31/38	220	257
T-Mobile USA, Inc.
3.50%, 04/15/25 (c)	330	360
3.75%, 04/15/27 (c)	594	658
4.75%, 02/01/28	2,090	2,208
2.05%, 02/15/28 (c)	655	655
3.88%, 04/15/30 (c)	176	195
2.55%, 02/15/31 (c)	355	356

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
4.38%, 04/15/40 (c)	208	240
UnitedHealth Group Incorporated
3.15%, 06/15/21	250	257
3.50%, 08/15/39	345	401
2.75%, 05/15/40	585	619
Verizon Communications Inc.
1.32%, (3M USD LIBOR + 1.00%), 03/16/22 (d)	440	446
4.33%, 09/21/28	450	543
3.15%, 03/22/30	674	760
4.27%, 01/15/36	872	1,080
4.00%, 03/22/50	252	321
Wells Fargo & Company
2.41%, 10/30/25	360	375
3.00%, 04/22/26	647	705
3.20%, 06/17/27	1,182	1,281
3.58%, 05/22/28 (d)	846	939
2.39%, 06/02/28	230	238
4.15%, 01/24/29	762	897
2.57%, 02/11/31	384	401
4.48%, 04/04/31	994	1,201
Wells Fargo Bank, National Association
3.33%, 07/23/21	576	577
Other Securities		203,798
		286,754
United Kingdom 1.1%
Diageo Capital PLC
1.38%, 09/29/25	242	246
2.00%, 04/29/30	200	206
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	472	509
2.36%, 05/22/24 (g)	200	205
4.52%, 06/25/24 (d) (g)	230	250
4.27%, 03/22/25 (g)	760	826
Other Securities		12,928
		15,170
Canada 1.1%
Other Securities		13,978
Japan 0.8%
Other Securities		10,538
Netherlands 0.7%
Other Securities		8,852
France 0.6%
Other Securities		7,373
Switzerland 0.4%
Other Securities		5,016
Australia 0.3%
Other Securities		4,344
Ireland 0.2%
Other Securities		2,541
Sweden 0.1%
Other Securities		1,597
Italy 0.1%
Other Securities		1,382
Belgium 0.1%
Other Securities		1,289
Jersey 0.1%
Other Securities		1,211
Luxembourg 0.1%
Other Securities		1,126
Spain 0.1%
Other Securities		1,054
Hong Kong 0.1%
Other Securities		1,051
Germany 0.1%
Other Securities		870
Denmark 0.1%
Other Securities		857
New Zealand 0.0%
Other Securities		512
Liberia 0.0%
Other Securities		452
Norway 0.0%
Other Securities		250
Total Corporate Bonds And Notes (cost $358,286)		366,217
GOVERNMENT AND AGENCY OBLIGATIONS 10.3%
Japan 2.9%
Cabinet Office, Government of Japan
0.10%, 06/20/21, JPY	459,050	4,263
0.80%, 06/20/22, JPY	400,800	3,781
0.60%, 12/20/23, JPY	6,200	59
0.60%, 06/20/24, JPY	19,700	188
0.10%, 09/20/24, JPY	800	7
0.10%, 12/20/24, JPY	545,900	5,103
0.10%, 03/20/25, JPY	10,600	99
2.20%, 09/20/26, JPY	222,750	2,359
0.10%, 06/20/28, JPY	8,950	84
0.10%, 12/20/29, JPY	614,000	5,730
0.10%, 03/20/30, JPY	42,800	399
2.10%, 03/20/30, JPY	9,750	108
1.50%, 03/20/34, JPY	3,800	41
1.40%, 09/20/34, JPY	6,600	71
1.20%, 03/20/35, JPY	58,750	618
1.30%, 06/20/35, JPY	443,850	4,732
0.70%, 03/20/37, JPY	4,800	47
0.60%, 12/20/37, JPY	155,000	1,495
2.00%, 03/20/42, JPY	5,450	67
1.90%, 09/20/42, JPY	347,550	4,189
1.40%, 09/20/45, JPY	2,500	28
1.40%, 12/20/45, JPY	18,100	203
0.40%, 12/20/49, JPY	11,700	103
0.40%, 03/20/50, JPY	1,500	13
2.20%, 03/20/50, JPY	123,000	1,636
1.40%, 03/20/55, JPY	64,050	737
0.90%, 03/20/57, JPY	203,250	2,052
		38,212
United States of America 1.8%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K094, REMIC, 1.02%, 06/25/29 (d)	1,275	87
Interest Only, Series X3-K094, REMIC, 2.20%, 07/25/47 (d)	588	89
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.08%, (1M USD LIBOR + 5.90%), 04/25/23 (d)	365	379
Series 2017-2M2-C07, REMIC, 2.68%, (1M USD LIBOR + 2.50%), 05/28/30 (d)	300	301
Treasury, United States Department of
2.50%, 01/31/21 (b)	20,872	21,152
1.38%, 01/31/22	1,180	1,202
2.00%, 02/15/50	499	571
		23,781
Italy 1.3%
Segretariato Generale Della Presidenza Della Repubblica
4.00%, 09/01/20, EUR	110	124
0.20%, 10/15/20, EUR (h)	176	198
0.45%, 06/01/21, EUR (h)	1,864	2,104
0.35%, 11/01/21, EUR	1,800	2,034
1.35%, 04/15/22, EUR	326	374
1.00%, 07/15/22, EUR (h)	278	318
0.05%, 01/15/23, EUR	1,355	1,517
1.85%, 05/15/24, EUR	92	109
0.35%, 02/01/25, EUR	1,767	1,963
2.00%, 12/01/25, EUR	21	25
1.60%, 06/01/26, EUR	1,747	2,052
2.80%, 12/01/28, EUR	52	66
3.00%, 08/01/29, EUR (h)	22	29
1.35%, 04/01/30, EUR	2,125	2,414
0.40%, 05/15/30, EUR (h) (i)	310	334
2.45%, 09/01/33, EUR	15	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
2.25%, 09/01/36, EUR (h)	1,376	1,661
4.00%, 02/01/37, EUR (h)	20	29
3.45%, 03/01/48, EUR (h)	27	38
3.85%, 09/01/49, EUR (h)	689	1,044
2.80%, 03/01/67, EUR	170	212
		16,664
France 1.1%
Republique Francaise Presidence
0.00%, 03/25/23, EUR (h)	1,830	2,091
2.25%, 05/25/24, EUR (h)	2,208	2,756
0.50%, 05/25/26, EUR (h)	2,218	2,634
0.75%, 05/25/28, EUR (h)	1	1
0.75%, 11/25/28, EUR (h)	48	59
0.10%, 03/01/29, EUR (h) (i)	335	411
0.50%, 05/25/29, EUR (h)	1,710	2,045
1.25%, 05/25/34, EUR (h)	1,163	1,515
4.75%, 04/25/35, EUR (h)	22	42
1.75%, 06/25/39, EUR (h)	12	17
3.25%, 05/25/45, EUR (h)	586	1,088
2.00%, 05/25/48, EUR (h)	9	14
1.50%, 05/25/50, EUR (h)	36	51
4.00%, 04/25/55, EUR	286	660
4.00%, 04/25/60, EUR (h)	3	7
1.75%, 05/25/66, EUR (h)	319	506
		13,897
United Kingdom 1.0%
HM Treasury
4.00%, 03/07/22, GBP (h)	23	30
1.75%, 09/07/22, GBP (h)	972	1,252
0.75%, 07/22/23, GBP (h)	328	417
2.75%, 09/07/24, GBP (h)	1,265	1,752
0.63%, 06/07/25, GBP	56	72
1.50%, 07/22/26, GBP	1	1
4.25%, 12/07/27, GBP (h)	763	1,241
0.88%, 10/22/29, GBP	988	1,307
4.25%, 03/07/36, GBP (h)	21	41
1.75%, 09/07/37, GBP (h)	13	19
4.75%, 12/07/38, GBP	789	1,698
3.25%, 01/22/44, GBP (h)	12	23
3.50%, 01/22/45, GBP (h)	18	37
4.25%, 12/07/46, GBP	878	2,035
1.50%, 07/22/47, GBP (h)	19	28
1.75%, 01/22/49, GBP	1,050	1,673
3.75%, 07/22/52, GBP (h)	9	21
1.75%, 07/22/57, GBP	202	345
2.50%, 07/22/65, GBP (h)	705	1,536
3.50%, 07/22/68, GBP (h)	14	39
		13,567
Spain 0.7%
Estado Español
0.40%, 04/30/22, EUR	1,156	1,318
0.25%, 07/30/24, EUR	196	224
1.95%, 04/30/26, EUR (h)	1,034	1,295
1.45%, 10/31/27, EUR	15	18
1.40%, 07/30/28, EUR (h)	52	64
1.45%, 04/30/29, EUR	19	23
0.60%, 10/31/29, EUR	19	22
0.50%, 04/30/30, EUR (h)	2,070	2,346
1.95%, 07/30/30, EUR (h)	200	258
1.25%, 10/31/30, EUR (h)	580	703
2.35%, 07/30/33, EUR	3	4
4.20%, 01/31/37, EUR (h)	531	907
1.20%, 10/31/40, EUR (h)	510	587
4.70%, 07/30/41, EUR	429	816
2.70%, 10/31/48, EUR (h)	92	139
1.00%, 10/31/50, EUR	29	30
3.45%, 07/30/66, EUR	134	246
		9,000
Germany 0.3%
Other Securities		4,343
Australia 0.2%
Other Securities		2,812
Belgium 0.2%
Other Securities		2,693
Canada 0.2%
Canada, Government of
1.75%, 03/01/23, CAD	1,118	856
2.25%, 06/01/25, CAD	580	467
1.50%, 06/01/26, CAD	330	259
2.00%, 06/01/28, CAD	1	1
2.25%, 06/01/29, CAD	434	367
5.00%, 06/01/37, CAD	58	71
3.50%, 12/01/45, CAD	214	246
2.75%, 12/01/48, CAD	207	219
2.75%, 12/01/64, CAD	51	62
		2,548
United Arab Emirates 0.1%
Other Securities		1,709
Kuwait 0.1%
Other Securities		1,707
Netherlands 0.1%
Other Securities		1,592
Qatar 0.1%
Other Securities		1,285
Saudi Arabia 0.1%
Other Securities		991
Denmark 0.1%
Other Securities		617
Sweden 0.0%
Other Securities		381
Austria 0.0%
Other Securities		185
Total Government And Agency Obligations (cost $133,999)		135,984
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
United States of America 0.4%
Other Securities		4,740
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,016)		4,740
PREFERRED STOCKS 0.2%
Germany 0.2%
Other Securities		2,338
Brazil 0.0%
Other Securities		654
Switzerland 0.0%
Other Securities		194
Spain 0.0%
Other Securities		47
Italy 0.0%
Other Securities		5
Total Preferred Stocks (cost $2,979)		3,238
RIGHTS 0.0%
Spain 0.0%
Other Securities		16
United States of America 0.0%
T-Mobile USA, Inc. (a)	3	—
Total Rights (cost $18)		16
SENIOR FLOATING RATE INSTRUMENTS 0.0%
United States of America 0.0%
Other Securities		6
Total Senior Floating Rate Instruments (cost $126)		6
SHORT TERM INVESTMENTS 8.4%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (j) (k)	63,016	63,016
Treasury Securities 2.4%
Canada, Government of
0.32%, 03/04/21, CAD (l)	14,570	10,714
0.27%, 04/01/21, CAD (l)	14,561	10,705

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
0.31%, 04/29/21, CAD (l)	14,564	10,693
		32,112
Commercial Paper 0.6%
American Honda Finance Corporation
2.05%, 07/20/20 (l)	600	600
AstraZeneca PLC
2.00%, 10/28/20 (l)	280	279
AT&T Inc.
1.52%, 08/03/20 (l)	600	599
BP Capital Markets P.L.C.
1.60%, 09/02/20 (l)	570	570
Caisse des Dépôts et Consignations
0.46%, 11/18/20 (l)	500	500
Enbridge Inc.
0.80%, 09/14/20 (l)	102	102
ENI Finance USA Inc.
2.46%, 07/07/20 (l)	600	600
2.46%, 07/10/20 (l)	300	300
Exxon Mobil Corporation
0.95%, 09/17/20 (l)	530	530
Glencore Funding LLC
1.58%, 07/08/20 (l)	300	300
Mitsubishi International Corporation
0.93%, 07/31/20 (l)	570	570
NatWest Markets plc
0.80%, 07/29/20 (l)	250	250
Sumitomo Mitsui Trust Bank, Limited Singapore Branch
0.51%, 07/23/20 (l)	500	500
The Walt Disney Company
1.95%, 08/21/20 (l)	600	600
Total Capital Canada Ltd.
1.00%, 11/04/20 (l)	560	559
Toyota Motor Credit Corporation
1.60%, 02/01/21 (l)	600	599
		7,458
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (j) (k)	5,156	5,156
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.31%, 09/17/20 (b) (l)	450	450
0.15%, 05/20/21 (l)	1,210	1,208
		1,658
Certificates of Deposit 0.1%
Natixis
1.97%, 12/18/20 (d)	800	806
Discount Notes 0.0%
Barclays PLC
0.00%, 06/24/21 (l) (m)	250	250
Total Short Term Investments (cost $109,364)		110,456
Total Investments 99.1% (cost $1,289,971)		1,307,185
Total Securities Sold Short (0.4)% (proceeds $4,723)		(4,731)
Total Purchased Options 0.4% (cost $10,153)		5,293
Other Derivative Instruments 0.2%		2,141
Other Assets and Liabilities, Net 0.7%		9,281
Total Net Assets 100.0%		1,319,169

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $120,285 and 9.1% of the Fund.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) All or a portion of the security was on loan as of June 30, 2020.

(g) Convertible security.

(h) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(l) The coupon rate represents the yield to maturity.

(m) The security is a direct debt of the agency and not collateralized by mortgages.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.4%)
COMMON STOCKS (0.4%)
United States of America (0.4%)
Acacia Communications, Inc.	(4)	(252)
CME Group Inc.	(1)	(177)
Colgate-Palmolive Co.	(3)	(254)
FirstEnergy Corp.	(2)	(84)
Legg Mason, Inc.	(25)	(1,257)
Molson Coors Beverage Company - Class B	(10)	(356)
Mondelez International, Inc. - Class A	(5)	(246)
Motorola Solutions Inc.	(3)	(432)
Roku Inc. - Class A	(1)	(110)
Simon Property Group, Inc.	(2)	(124)
Sirius XM Holdings Inc.	(55)	(323)
The Coca-Cola Company	(12)	(555)
Vornado Realty Trust	(15)	(561)
Total Common Stocks (proceeds $4,723)		(4,731)
Total Securities Sold Short (0.4%) (proceeds $4,723)		(4,731)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/JPMorgan Global Allocation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JPMorgan International Unconstrained Equity Fund	3,338	733	3,449	—	(367)	(255)	—	—
JPMorgan High Yield Fund	5,115	1,612	6,434	46	(296)	3	—	—
JPMorgan Emerging Markets Equity Fund	3,303	104	2,816	—	(327)	(264)	—	—
JPMorgan Emerging Markets Strategic Debt Fund	1,024	11	887	11	(150)	2	—	—
JPMorgan Managed Income Fund	1,124	1,027	2,135	10	(17)	1	—	—
	13,904	3,487	15,721	67	(1,157)	(513)	—	—

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bundesrepublik Deutschland, 1.50%, 05/15/23	04/27/20	572	594	0.1
Bundesrepublik Deutschland, 1.00%, 08/15/24	05/12/20	35	36	—
Bundesrepublik Deutschland, 0.25%, 02/15/27	04/27/20	1,997	2,079	0.2
Bundesrepublik Deutschland, 4.00%, 01/04/37	04/27/20	145	150	—
Bundesrepublik Deutschland, 3.25%, 07/04/42	04/27/20	850	875	0.1
Bundesrepublik Deutschland, 2.50%, 08/15/46	04/27/20	304	312	—
Bundesrepublik Deutschland, 1.25%, 08/15/48	06/26/19	4	5	—
Commonwealth of Australia, 4.75%, 04/21/27	04/27/20	614	656	0.1
Commonwealth of Australia, 2.25%, 05/21/28	04/27/20	1,018	1,088	0.1
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	373	397	—
Commonwealth of Australia, 3.00%, 03/21/47	04/27/20	129	134	—
Danmarks Nationalbank, 0.50%, 11/15/29	04/27/20	229	240	—
Estado Español, 1.95%, 04/30/26	04/27/20	1,210	1,295	0.1
Estado Español, 1.40%, 07/30/28	06/26/19	64	64	—
Estado Español, 0.50%, 04/30/30	04/27/20	2,160	2,346	0.2
Estado Español, 1.95%, 07/30/30	05/21/20	246	258	—
Estado Español, 1.25%, 10/31/30	06/26/20	705	703	0.1
Estado Español, 4.20%, 01/31/37	04/27/20	831	907	0.1
Estado Español, 1.20%, 10/31/40	06/19/20	582	587	0.1
Estado Español, 2.70%, 10/31/48	04/27/20	125	139	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.60%, 06/22/24	06/26/19	17	16	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	06/26/19	17	17	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/28	04/27/20	925	977	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.00%, 06/22/34	04/27/20	653	692	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.90%, 06/22/38	06/26/19	19	20	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.75%, 06/22/45	04/27/20	561	592	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.60%, 06/22/47	06/26/19	7	7	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.15%, 06/22/66	04/27/20	150	161	—
HM Treasury, 4.00%, 03/07/22	08/09/19	29	30	—
HM Treasury, 1.75%, 09/07/22	04/27/20	1,251	1,252	0.1
HM Treasury, 0.75%, 07/22/23	02/26/20	417	417	—
HM Treasury, 2.75%, 09/07/24	04/27/20	1,743	1,752	0.1
HM Treasury, 4.25%, 12/07/27	04/27/20	1,230	1,241	0.1
HM Treasury, 4.25%, 03/07/36	07/31/19	37	41	—
HM Treasury, 1.75%, 09/07/37	08/09/19	17	19	—
HM Treasury, 3.25%, 01/22/44	06/26/19	21	23	—
HM Treasury, 3.50%, 01/22/45	06/26/19	33	37	—
HM Treasury, 1.50%, 07/22/47	07/31/19	24	28	—
HM Treasury, 3.75%, 07/22/52	06/26/19	19	21	—
HM Treasury, 2.50%, 07/22/65	06/26/19	1,588	1,536	0.1
HM Treasury, 3.50%, 07/22/68	08/09/19	32	39	—
Kuwait, Government of, 2.75%, 03/20/22	06/25/20	1,713	1,707	0.1
Mapletree Commercial Trust Management Ltd.	04/27/20	30	30	—
Media Group Holdings LLC	04/23/13	50,938	—	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 06/01/22	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 1.50%, 11/13/23	02/26/20	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.50%, 05/12/25	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	2	2	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	74	78	—
Public Joint Stock Company Severstal	04/27/20	572	581	—
Republik Osterreich, 0.85%, 06/30/20	06/25/20	189	185	—
Republique Francaise Presidence, 0.00%, 03/25/23	04/27/20	2,009	2,091	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Republique Francaise Presidence, 2.25%, 05/25/24	04/27/20	2,643	2,756	0.2
Republique Francaise Presidence, 0.50%, 05/25/26	04/27/20	2,508	2,634	0.2
Republique Francaise Presidence, 0.75%, 05/25/28	06/26/19	1	1	—
Republique Francaise Presidence, 0.75%, 11/25/28	07/31/19	58	59	—
Republique Francaise Presidence, 0.10%, 03/01/29	04/27/20	383	411	—
Republique Francaise Presidence, 0.50%, 05/25/29	04/27/20	1,939	2,045	0.2
Republique Francaise Presidence, 1.25%, 05/25/34	04/27/20	1,428	1,515	0.1
Republique Francaise Presidence, 4.75%, 04/25/35	06/26/19	42	42	—
Republique Francaise Presidence, 1.75%, 06/25/39	07/31/19	17	17	—
Republique Francaise Presidence, 3.25%, 05/25/45	04/27/20	1,027	1,088	0.1
Republique Francaise Presidence, 2.00%, 05/25/48	06/26/19	13	14	—
Republique Francaise Presidence, 1.50%, 05/25/50	02/26/20	50	51	—
Republique Francaise Presidence, 4.00%, 04/25/60	06/26/19	7	7	—
Republique Francaise Presidence, 1.75%, 05/25/66	04/27/20	477	506	—
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	991	991	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.20%, 10/15/20	11/12/19	195	198	—
Segretariato Generale Della Presidenza Della Repubblica, 0.45%, 06/01/21	08/09/19	2,027	2,104	0.2
Segretariato Generale Della Presidenza Della Repubblica, 1.00%, 07/15/22	07/31/19	312	318	—
Segretariato Generale Della Presidenza Della Repubblica, 3.00%, 08/01/29	09/12/19	28	29	—
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	04/27/20	301	334	—
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/27/20	1,520	1,661	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	27	29	—
Segretariato Generale Della Presidenza Della Repubblica, 3.45%, 03/01/48	06/26/19	36	38	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	04/27/20	941	1,044	0.1
Staat der Nederlanden, 2.50%, 01/15/33	05/13/20	542	564	—
Staat der Nederlanden, 4.00%, 01/15/37	06/26/19	17	17	—
Staat der Nederlanden, 2.75%, 01/15/47	05/13/20	265	275	—
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,285	1,285	0.1
The United Arab Emirates, Government of, 2.50%, 10/11/22	06/25/20	1,713	1,709	0.1
TUI AG	04/27/20	18	21	—
X5 Retail Group N.V.	04/27/20	451	537	—
		97,784	48,769	3.7

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Sterling	70	September 2021	GBP	8,740	1	6
Australia 3 Year Bond	6	September 2020	AUD	702	—	—
Canada 5 Year Bond	13	September 2020	CAD	1,655	—	2
EUR/USD Spot Rate	462	September 2020		65,380	(3)	(391)
Euro BOBL	13	September 2020	EUR	1,755	—	—
Euro Bund	2	September 2020	EUR	353	—	—
Euro OAT	1	September 2020	EUR	165	—	3
Euro Schatz	16	September 2020	EUR	1,794	—	—
Euro STOXX 50 Price Index	374	September 2020	EUR	12,037	4	20
JPY/USD Spot Rate	805	September 2020		93,855	(236)	(566)
MSCI EAFE Index	39	September 2020		3,415	(7)	53
Russell 2000 Index	199	September 2020		13,729	143	575
S&P 500 Index	1,245	September 2020		188,229	2,646	4,136
Topix Index	20	September 2020	JPY	326,115	12	(134)
United States 2 Year Note	60	October 2020		13,249	1	1
United States 5 Year Note	754	October 2020		94,528	(24)	282
United States Long Bond	115	September 2020		20,391	(54)	144
United States Ultra Bond	10	September 2020		2,161	(10)	20
					2,473	4,151
Short Contracts
90 Day Sterling	(70)	March 2021	GBP	(8,739)	(1)	(4)
Canada 10 Year Bond	(6)	September 2020	CAD	(921)	1	(2)
Euro Buxl 30 Year Bond	(1)	September 2020	EUR	(218)	1	(2)
Long Gilt	(12)	September 2020	GBP	(1,651)	2	(1)
United States 10 Year Note	(554)	September 2020		(76,820)	87	(281)
United States 10 Year Ultra Bond	(215)	September 2020		(33,672)	54	(187)
United States 2 Year Note	(15)	October 2020		(3,311)	—	(2)
United States 5 Year Note	(11)	October 2020		(1,381)	—	(2)
					144	(481)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/JPMorgan Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Put	3,050.00	07/31/20	11	82
S&P 500 Index	Put	2,725.00	09/18/20	244	1,404
S&P 500 Index	Put	2,950.00	09/18/20	159	1,678
S&P 500 Index	Put	2,875.00	09/18/20	245	2,129
					5,293

JNL/JPMorgan Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Put	2,750.00	07/31/20	11	(22)

JNL/JPMorgan Global Allocation Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	SSB	07/06/20	AUD	175	121	(1)
AUD/USD	SSB	07/06/20	AUD	4,127	2,849	18
CAD/USD	GSC	07/06/20	CAD	256	189	(2)
CAD/USD	MLP	07/06/20	CAD	3,372	2,484	18
DKK/USD	MLP	07/06/20	DKK	3,883	586	1
EUR/USD	BCL	07/06/20	EUR	176	197	(3)
EUR/USD	BCL	07/06/20	EUR	223	250	1
EUR/USD	BNP	07/06/20	EUR	49,246	55,333	175
EUR/USD	SSB	07/06/20	EUR	4,325	4,860	(20)
EUR/USD	MLP	08/05/20	EUR	522	587	(2)
EUR/USD	TDB	08/05/20	EUR	5,426	6,101	7
GBP/USD	BCL	07/06/20	GBP	(181)	(204)	—
GBP/USD	BNP	07/06/20	GBP	220	273	(3)
GBP/USD	SSB	07/06/20	GBP	947	1,173	(25)
GBP/USD	SSB	07/06/20	GBP	10,723	13,287	118
HKD/USD	SSB	07/02/20	HKD	908	117	—
JPY/USD	BNP	07/06/20	JPY	29,579	274	3
JPY/USD	MLP	07/06/20	JPY	4,208,025	38,974	(88)
JPY/USD	SSB	07/06/20	JPY	710,246	6,578	82
SEK/USD	SSB	07/06/20	SEK	4,350	467	2
USD/AUD	MLP	07/06/20	AUD	(4,053)	(2,797)	(100)
USD/AUD	MLP	07/06/20	AUD	(250)	(172)	—
USD/AUD	SSB	08/05/20	AUD	(4,127)	(2,849)	(18)
USD/CAD	SSB	07/06/20	CAD	(3,628)	(2,672)	(36)
USD/CAD	BNP	07/17/20	CAD	(43,548)	(32,079)	(26)
USD/CAD	MLP	08/05/20	CAD	(3,372)	(2,484)	(18)
USD/DKK	SSB	07/06/20	DKK	(3,883)	(585)	(6)
USD/DKK	MLP	07/08/20	DKK	(3,883)	(586)	(1)
USD/EUR	BCL	07/06/20	EUR	(494)	(555)	(1)
USD/EUR	BCL	07/06/20	EUR	(163)	(183)	1
USD/EUR	BNP	07/06/20	EUR	(177)	(199)	(2)
USD/EUR	MLP	07/06/20	EUR	(461)	(518)	2
USD/EUR	SSB	07/06/20	EUR	(52,493)	(58,982)	(580)
USD/EUR	BNP	08/05/20	EUR	(49,246)	(55,371)	(178)
USD/EUR	MLP	08/05/20	EUR	(170)	(191)	—
USD/GBP	BCL	07/06/20	GBP	(214)	(266)	(1)
USD/GBP	MLP	07/06/20	GBP	(190)	(235)	4
USD/GBP	SSB	07/06/20	GBP	(11,649)	(14,435)	(56)
USD/GBP	MLP	08/05/20	GBP	(153)	(190)	—
USD/GBP	SSB	08/05/20	GBP	(10,723)	(13,290)	(119)
USD/JPY	BCL	07/06/20	JPY	(4,922,542)	(45,592)	320
USD/JPY	CIT	07/06/20	JPY	(25,308)	(234)	1
USD/JPY	MLP	08/05/20	JPY	(4,208,025)	(38,990)	87
USD/SEK	BNP	07/06/20	SEK	(4,350)	(467)	(6)
USD/SEK	SSB	08/05/20	SEK	(4,350)	(467)	(2)
					(139,893)	(454)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan Growth & Income Fund *
COMMON STOCKS 99.0%
Financials 23.4%
American Express Company	90	8,584
Bank of America Corporation	1,001	23,765
Berkshire Hathaway Inc. - Class B (a)	101	18,117
BlackRock, Inc.	41	22,268
Chubb Limited	77	9,812
Citigroup Inc.	207	10,595
Morgan Stanley	403	19,482
The Goldman Sachs Group, Inc.	58	11,521
The Hartford Financial Services Group, Inc.	238	9,168
The PNC Financial Services Group, Inc.	93	9,829
Truist Financial Corporation	406	15,229
Other Securities		47,229
		205,599
Health Care 16.3%
AbbVie Inc.	141	13,891
Becton, Dickinson and Company	50	11,885
Bristol-Myers Squibb Company	362	21,271
Cigna Holding Company	56	10,517
Eli Lilly & Co.	45	7,345
Johnson & Johnson	138	19,373
Medtronic Public Limited Company	144	13,183
Merck & Co., Inc.	105	8,146
UnitedHealth Group Incorporated	51	15,103
Other Securities		22,457
		143,171
Industrials 12.7%
Dover Corporation	133	12,876
Eaton Corporation Public Limited Company	99	8,643
General Dynamics Corporation	77	11,487
Kansas City Southern	60	8,964
Parker-Hannifin Corporation	77	14,105
Raytheon BBN Technologies Corp.	198	12,183
Other Securities		43,462
		111,720
Information Technology 11.6%
Analog Devices, Inc.	134	16,460
Apple Inc.	46	16,701
Fidelity National Information Services, Inc.	70	9,423
Microsoft Corporation	140	28,561
Texas Instruments Incorporated	144	18,334
Other Securities		12,616
		102,095
Consumer Discretionary 8.8%
AutoZone, Inc. (a)	10	11,285
Lowe`s Companies, Inc.	66	8,872
McDonald's Corporation	49	9,124
NIKE, Inc. - Class B	112	11,022
The Home Depot, Inc.	74	18,477
TJX Cos. Inc.	158	7,986
Other Securities		10,443
		77,209
Communication Services 7.1%
Alphabet Inc. - Class C (a)	13	18,316
Comcast Corporation - Class A	441	17,200
Verizon Communications Inc.	191	10,519
Other Securities		16,524
		62,559
Consumer Staples 6.2%
Colgate-Palmolive Co.	163	11,967
Mondelez International, Inc. - Class A	191	9,741
Philip Morris International Inc.	163	11,442
Walmart Inc.	80	9,552
Other Securities		11,450
		54,152
Energy 4.9%
Chevron Corporation	173	15,431
ConocoPhillips	250	10,525
Other Securities		16,529
		42,485
Utilities 4.5%
CMS Energy Corp.	251	14,641
NextEra Energy, Inc.	39	9,308
Other Securities		15,867
		39,816
Materials 2.0%
Air Products and Chemicals, Inc.	35	8,341
Other Securities		8,988
		17,329
Real Estate 1.5%
Other Securities		13,456
Total Common Stocks (cost $828,705)		869,591
OTHER EQUITY INTERESTS 0.0%
Other Securities		13
Total Other Equity Interests (cost $0)		13
SHORT TERM INVESTMENTS 7.9%
Investment Companies 7.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	69,674	69,674
Total Short Term Investments (cost $69,674)		69,674
Total Investments 106.9% (cost $898,379)		939,278
Other Assets and Liabilities, Net (6.9)%		(60,292)
Total Net Assets 100.0%		878,986

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/JPMorgan Growth & Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund *
COMMON STOCKS 98.5%
Information Technology 26.7%
Accenture Public Limited Company - Class A (a)	15	3,127
Analog Devices, Inc. (a)	27	3,332
Apple Inc. (a)	75	27,507
International Business Machines Corporation (a)	22	2,654
Intuit Inc. (a)	12	3,476
MasterCard Incorporated - Class A (a)	27	7,956
Microsoft Corporation (a)	148	30,196
NVIDIA Corporation (a)	8	3,217
Paypal Holdings, Inc. (a) (b)	35	6,147
Salesforce.Com, Inc. (a) (b)	25	4,609
Texas Instruments Incorporated (a)	34	4,339
Other Securities		19,306
		115,866
Health Care 14.4%
AbbVie Inc.	55	5,384
Bristol-Myers Squibb Company (a)	73	4,305
Eli Lilly & Co. (a)	25	4,126
Johnson & Johnson (a)	29	4,050
McKesson Corporation (a)	16	2,507
Medtronic Public Limited Company (a)	48	4,402
Merck & Co., Inc. (a)	68	5,224
Thermo Fisher Scientific Inc. (a)	14	5,012
UnitedHealth Group Incorporated (a)	20	5,806
Zimmer Biomet Holdings, Inc. (a)	22	2,582
Other Securities		18,868
		62,266
Consumer Discretionary 11.4%
Amazon.com, Inc. (a) (b)	8	21,557
Lowe`s Companies, Inc. (a)	28	3,755
NIKE, Inc. - Class B (a)	25	2,480
The Home Depot, Inc. (a)	19	4,704
Other Securities		16,871
		49,367
Communication Services 11.4%
Alphabet Inc. - Class A (a) (b)	6	7,911
Alphabet Inc. - Class C (a) (b)	5	7,034
Charter Communications, Inc. - Class A (a) (b)	9	4,392
Comcast Corporation - Class A (a)	95	3,722
Facebook, Inc. - Class A (a) (b)	40	9,053
Netflix, Inc. (a) (b)	11	5,052
T-Mobile USA, Inc. (a) (b)	26	2,669
Verizon Communications Inc. (a)	93	5,111
Other Securities		4,330
		49,274
Financials 11.1%
Berkshire Hathaway Inc. - Class B (a) (b)	36	6,448
Citigroup Inc. (a)	99	5,052
Morgan Stanley (a)	58	2,782
S&P Global Inc. (a)	8	2,791
The Allstate Corporation (a)	25	2,465
Visa Inc. - Class A (a)	21	3,993
Other Securities		24,531
		48,062
Industrials 6.9%
Eaton Corporation Public Limited Company (a)	33	2,850
Honeywell International Inc. (a)	32	4,563
Norfolk Southern Corporation (a)	18	3,223
Other Securities		19,188
		29,824
Consumer Staples 6.5%
Altria Group, Inc. (a)	65	2,542
Costco Wholesale Corporation (a)	10	3,129
Mondelez International, Inc. - Class A (a)	53	2,692
Philip Morris International Inc. (a)	45	3,181
Procter & Gamble Co. (a)	54	6,476
The Coca-Cola Company (a)	65	2,906
Other Securities		7,344
		28,270
Utilities 3.0%
NextEra Energy, Inc. (a)	18	4,361
Other Securities		8,500
		12,861
Energy 2.8%
Chevron Corporation (a)	43	3,813
Other Securities		8,494
		12,307
Materials 2.4%
Other Securities		10,300
Real Estate 1.9%
Other Securities		8,134
Total Common Stocks (cost $376,541)		426,531
RIGHTS 0.0%
T-Mobile USA, Inc. (b)	25	4
Total Rights (cost $0)		4
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	11,227	11,227
Total Short Term Investments (cost $11,227)		11,227
Total Investments 101.1% (cost $387,768)		437,762
Total Purchased Options 3.6% (cost $15,730)		15,726
Other Derivative Instruments (3.5)%		(15,143)
Other Assets and Liabilities, Net (1.2)%		(5,394)
Total Net Assets 100.0%		432,951

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	41	September 2020	6,298	156	37

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Put	2,930.00	09/30/20	1,401	15,726

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Call	3,230.00	09/30/20	1,401	(10,725)
S&P 500 Index	Put	2,465.00	09/30/20	1,401	(4,574)
					(15,299)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 99.0%
Information Technology 35.8%
Advanced Micro Devices, Inc. (a)	449	23,606
Amphenol Corporation - Class A	319	30,611
Arista Networks, Inc. (a)	98	20,541
Booz Allen Hamilton Holding Corporation - Class A	463	36,017
Cadence Design Systems Inc. (a)	376	36,110
Coupa Software Incorporated (a)	67	18,589
Cree, Inc. (a)	133	7,896
CrowdStrike Holdings, Inc. - Class A (a)	296	29,726
Enphase Energy, Inc. (a)	607	28,899
Entegris, Inc.	417	24,606
Equifax Inc.	163	28,051
FleetCor Technologies Inc. (a)	105	26,360
Global Payments Inc.	168	28,450
HubSpot Inc. (a)	96	21,425
IHS Markit Ltd.	443	33,439
Intuit Inc.	54	15,965
Keysight Technologies, Inc. (a)	313	31,564
KLA-Tencor Corp.	162	31,428
Lam Research Corp.	60	19,375
Medallia, Inc. (a)	282	7,105
Microchip Technology Incorporated	284	29,866
MongoDB, Inc. - Class A (a)	107	24,150
Okta, Inc. - Class A (a)	169	33,779
RingCentral, Inc. - Class A (a)	125	35,569
ServiceNow, Inc. (a)	35	14,299
Slack Technologies, Inc. - Class A (a)	396	12,308
Splunk Inc. (a)	270	53,589
Spotify Technology S.A. (a)	199	51,483
Square, Inc. - Class A (a)	143	15,006
Synopsys Inc. (a)	242	47,120
The Trade Desk, Inc. - Class A (a)	116	46,951
Xilinx, Inc.	328	32,282
Zebra Technologies Corp. - Class A (a)	133	34,041
Zscaler, Inc. (a)	224	24,506
		954,712
Health Care 19.5%
Acadia Healthcare Company, Inc. (a)	307	7,713
Agios Pharmaceuticals, Inc. (a)	258	13,814
Alnylam Pharmaceuticals, Inc. (a)	185	27,445
Amedisys, Inc. (a)	89	17,571
BioMarin Pharmaceutical Inc. (a)	111	13,728
Catalent Inc. (a)	290	21,286
Centene Corporation (a)	271	17,197
Cooper Cos. Inc.	51	14,579
DexCom Inc. (a)	52	21,000
Exact Sciences Corporation (a)	316	27,473
Exelixis, Inc. (a)	846	20,079
Horizon Therapeutics Public Limited Company (a)	462	25,706
Illumina, Inc. (a)	36	13,407
Insulet Corporation (a)	129	25,079
Intercept Pharmaceuticals, Inc. (a)	85	4,068
Jazz Pharmaceuticals Public Limited Company (a)	166	18,283
McKesson Corporation	209	32,065
Mettler-Toledo International Inc. (a)	34	27,066
Neurocrine Biosciences, Inc. (a)	166	20,301
ResMed Inc.	239	45,946
Royalty Pharma plc - Class A (a)	382	18,556
Seattle Genetics Inc. (a)	81	13,695
Teladoc Health, Inc. (a)	191	36,527
Veeva Systems Inc. - Class A (a)	153	35,913
		518,497
Consumer Discretionary 17.6%
Brunswick Corp.	237	15,183
Burlington Stores Inc. (a)	110	21,741
Carmax Inc. (a)	246	22,002
Chipotle Mexican Grill Inc. (a)	34	35,991
FTI Consulting Inc. (a)	214	24,548
Garmin Ltd.	339	33,033
Helen of Troy Ltd (a)	73	13,671
Las Vegas Sands Corp.	331	15,092
Lululemon Athletica Inc. (a)	130	40,499
National Vision Holdings, Inc. (a)	475	14,485
NVR, Inc. (a)	5	17,597
O'Reilly Automotive, Inc. (a)	150	63,377
Ross Stores Inc.	188	16,042
Stanley Black & Decker, Inc.	191	26,594
Tesla Inc. (a)	16	17,601
Thor Industries Inc.	193	20,592
Tractor Supply Co.	392	51,609
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	99	20,220
		469,877
Industrials 12.0%
AMETEK, Inc.	241	21,574
Carlisle Cos. Inc.	153	18,274
Copart Inc. (a)	368	30,685
CoStar Group, Inc. (a)	42	29,777
Fortune Brands Home & Security, Inc.	313	20,004
Generac Holdings Inc. (a)	251	30,580
HEICO Corp. - Class A	226	18,367
Ingersoll Rand Inc. (a)	492	13,822
ITT Industries Holdings, Inc.	275	16,148
Nordson Corp.	139	26,453
Old Dominion Freight Line Inc.	179	30,306
Trane Technologies Public Limited Company	212	18,882
Trex Company, Inc. (a)	158	20,538
Waste Connections, Inc.	260	24,376
		319,786
Financials 7.1%
East West Bancorp, Inc.	208	7,531
Evercore Inc. - Class A	178	10,488
First Republic Bank	188	19,968
MarketAxess Holdings Inc.	60	29,955
MSCI Inc.	92	30,711
NASDAQ Inc.	130	15,519
Progressive Corp.	260	20,797
S&P Global Inc.	44	14,629
SelectQuote, Inc. (a)	351	8,901
TD Ameritrade Holding Corporation	251	9,142
The Blackstone Group Inc.	186	10,510
The Charles Schwab Corporation	358	12,072
		190,223
Communication Services 4.5%
Autohome Inc. - Class A (a)	308	9,829
Booking Holdings Inc. (a)	12	19,267
Lyft, Inc. (a)	344	11,342
Match Group, Inc. (a) (b)	250	26,795
New York Times Co. - Class A	521	21,906
Take-Two Interactive Software Inc. (a)	218	30,412
		119,551
Materials 2.0%
Avery Dennison Corporation	150	17,056
Ball Corporation	522	36,260
		53,316
Real Estate 0.5%
CBRE Group, Inc. - Class A (a)	278	12,567
Total Common Stocks (cost $2,083,023)		2,638,529
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	24,248	24,248
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	3,765	3,765
Total Short Term Investments (cost $28,013)		28,013
Total Investments 100.1% (cost $2,111,036)		2,666,542
Other Assets and Liabilities, Net (0.1)%		(2,100)
Total Net Assets 100.0%		2,664,442

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 82.4%
Mortgage-Backed Securities 22.4%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	51	57
7.00%, 04/01/29 - 06/01/32	40	48
5.00%, 08/01/33 - 12/01/34	623	714
3.91%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 12/01/35 (a)	325	342
4.35%, (1Y USD LIBOR + 2.35%), 01/01/37 (a)	24	25
5.50%, 07/01/38	1,487	1,749
4.50%, 10/01/40	652	726
3.50%, 09/01/46 - 01/01/50	16,797	18,030
3.00%, 01/01/47 - 09/01/49	16,142	17,153
3.00%, 06/01/50 (b)	10,000	10,625
2.50%, 05/01/50 - 07/01/50	86,131	89,968
2.50%, 07/01/50 (b)	13,500	14,104
Federal National Mortgage Association, Inc.
3.18%, 09/01/25	5,006	5,410
4.00%, 02/01/25 - 03/01/48	26,600	29,018
3.03%, 12/01/25	20,350	22,171
2.94%, 01/01/26	22,793	25,136
3.10%, 01/01/26	7,500	8,228
3.26%, 12/01/26	1,880	2,085
3.11%, 03/01/27	2,887	3,188
3.33%, 03/01/27	2,432	2,701
3.13%, 11/01/29	2,159	2,442
7.00%, 05/01/26 - 01/01/30	10	11
8.00%, 11/01/29 - 03/01/31	26	31
7.50%, 02/01/31	3	4
3.96%, 06/01/33	10,901	13,500
2.52%, 09/01/34	7,040	7,681
2.41%, 10/01/34	10,650	11,464
5.00%, 09/01/35 - 11/01/40	9,950	11,389
6.50%, 03/01/26 - 03/01/36	125	148
5.50%, 02/01/35 - 10/01/36	1,909	2,218
6.00%, 02/01/31 - 12/01/36	3,186	3,783
3.50%, 06/01/42 - 10/01/49	39,308	42,625
3.00%, 06/01/27 - 02/01/50	13,567	14,676
2.50%, 03/01/50 - 05/01/50	82,731	86,568
REMIC, 2.90%, 06/25/27	8,245	8,908
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	622	729
4.00%, 01/20/50	13,508	14,358
3.00%, 04/15/50	24,916	26,526
		498,539
Collateralized Mortgage Obligations 22.0%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	14,096	15,223
Series BK-3037, REMIC, 4.50%, 09/15/20	4	4
Series PV-3860, REMIC, 5.00%, 05/15/22	2,348	2,440
Series VC-4050, REMIC, 4.00%, 07/15/23	3,532	3,658
Series ZA-2639, REMIC, 5.00%, 07/15/23	1,284	1,348
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,566
Series BY-3104, REMIC, 5.50%, 01/15/26	1,523	1,654
Series VN-4445, REMIC, 4.00%, 05/15/26	1,195	1,290
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,241
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,671
Series GT-3270, REMIC, 5.50%, 01/15/27	2,527	2,747
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,937
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,536
Series DG-3737, REMIC, 5.00%, 10/15/30	1,009	1,074
Series PA-3981, REMIC, 3.00%, 04/15/31	4,319	4,518
Series AM-2525, REMIC, 4.50%, 04/15/32	130	145
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,854
Series MJ-2638, REMIC, 5.00%, 07/15/33	814	911
Series QD-2882, REMIC, 4.50%, 07/15/34	226	238
Series MU-2915, REMIC, 5.00%, 01/15/35	1,140	1,275
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,156	2,678
Series OC-3047, REMIC, 5.50%, 07/15/35	69	70
Series CB-3688, REMIC, 4.00%, 06/15/36	1,146	1,278
Series PB-3283, REMIC, 5.50%, 07/15/36	944	1,105
Series B-3413, REMIC, 5.50%, 04/15/37	207	234
Series PE-3341, REMIC, 6.00%, 07/15/37	653	778
Series PL-3832, REMIC, 5.00%, 08/15/39	219	221
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,970	6,282
Series QH-3699, REMIC, 5.50%, 07/15/40	1,685	1,885
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,898
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,731
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	5,485
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	4,109
Series KR-4945, REMIC, 2.50%, 09/25/49	9,555	9,950
Series MD-4937, REMIC, 2.50%, 10/25/49	9,554	9,936
Series PA-4933, REMIC, 2.50%, 10/25/49	14,264	14,846
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	12,314	13,110
Federal National Mortgage Association, Inc.
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	73	73
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	1	1
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	608	636
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	6,061	6,295
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,945
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	3,057
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	116	121
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,742
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	4,315	4,708
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,352
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	4,282
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,837
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	11,061
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	11,641
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	5,668
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	234	263
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	16,032
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	1,868	2,160
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (c)	624	596
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	6,558
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	290	306
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	1,075	1,081
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	2,225	2,497
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	125	131
Series 2010-SL-4, REMIC, 11.17%, (11.59% - (1M USD LIBOR * 2.25)), 02/25/40 (a)	25	45
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	2,189	2,326
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,747
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	2,248	2,777
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	2,158	2,238
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	706	836
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	4,098
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	9,751	10,439
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,597	1,797
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	4,768	5,140
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	15,287
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	356	422
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	23,221	23,800
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	5,613
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	10,097	10,465
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	6,977	7,497
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	4,789	4,968
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	21,695	23,038
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	6,865	7,193
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	39,336	40,383
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	822	858
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	707	819
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	658	752
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	927	1,088
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	1,268	1,480
Interest Only, Series 2008-SA-40, REMIC, 6.20%, (6.40% - (1M USD LIBOR * 1)), 05/16/38 (a)	1,401	311
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	8,179	8,264
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	1,659	1,704
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	2,673	3,047
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	15,931	19,135
Interest Only, Series 2011-SH-97, REMIC, 5.94%, (6.13% - (1M USD LIBOR * 1)), 07/20/41 (a)	2,439	517

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	13,876
Series 2013-FA-H16, REMIC, 1.56%, (1M USD LIBOR + 0.54%), 07/20/63 (a)	10,284	10,315
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,420
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	4,350
		488,014
U.S. Treasury Note 18.6%
Treasury, United States Department of
2.00%, 11/30/22	40,000	41,763
1.13%, 02/28/25 (d)	50,000	51,992
2.63%, 05/15/21 - 02/15/29	85,000	92,528
1.13%, 02/28/27	65,000	67,793
0.63%, 03/31/27	70,000	70,678
2.25%, 08/15/27	40,000	44,913
1.50%, 02/15/30	40,000	43,225
		412,892
U.S. Treasury Bond 7.7%
Treasury, United States Department of
0.00%, 08/15/21 (c)	25,000	24,955
5.38%, 02/15/31	23,000	34,155
1.13%, 05/15/40	10,000	9,906
3.75%, 11/15/43	7,000	10,415
3.00%, 05/15/45 - 02/15/48	37,500	50,582
2.25%, 08/15/49	5,000	6,009
2.00%, 02/15/50 (d)	30,000	34,327
		170,349
Commercial Mortgage-Backed Securities 4.8%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,881
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,929
Series K067-A2, REMIC, 3.19%, 07/25/27	6,557	7,462
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,712
Series A2-K069, REMIC, 3.19%, 09/25/27 (a)	4,000	4,561
Series A1-K087, REMIC, 3.59%, 10/25/27	3,722	4,165
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.80%, 06/25/25 (a)	5,151	5,509
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (a)	13,761	14,950
Series 2017-A2-M13, REMIC, 3.03%, 09/25/27 (a)	2,753	3,070
Series 2019-A2-M1, REMIC, 3.67%, 09/25/28 (a)	4,000	4,801
Series 2019-A2-M7, REMIC, 3.14%, 05/25/29	3,125	3,574
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	9,000	9,244
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	10,045
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	14,861	16,350
		107,253
U.S. Government Agency Obligations 4.1%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (e)	7,500	9,293
Federal Home Loan Banks Office of Finance
5.25%, 12/11/20 (e)	4,500	4,601
5.75%, 06/12/26 (e)	5,000	6,486
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (c) (e)	4,000	3,684
Resolution Funding Corporation
Principal Only, 0.00%, 07/15/20 - 01/15/30 (c) (e)	47,210	44,803
Tennessee Valley Authority
Interest Only, 0.00%, 01/15/21 - 07/15/37 (c) (e)	20,487	18,590
0.75%, 05/15/25 (e)	4,500	4,553
		92,010
U.S. Treasury Inflation Indexed Securities 2.3%
Treasury, United States Department of
1.38%, 02/15/44 (f)	36,578	49,901
Sovereign 0.5%
Israel, Government of
Interest Only, 0.00%, 11/01/21 (c)	10,000	9,910
Saskatchewan, Government Of
9.38%, 12/15/20	1,500	1,558
		11,468
Total Government And Agency Obligations (cost $1,732,346)		1,830,426
CORPORATE BONDS AND NOTES 7.0%
Financials 1.8%
Banco Santander, S.A.
2.75%, 05/28/25 (g)	2,600	2,689
Bank of America Corporation
3.55%, 03/05/24	5,000	5,337
Berkshire Hathaway Inc.
3.40%, 01/31/22	1,619	1,698
Citigroup Inc.
4.50%, 01/14/22	3,028	3,205
Credit Suisse (USA), Inc.
3.00%, 10/29/21	894	924
Morgan Stanley
2.70%, 01/22/31	4,300	4,569
New York Life Global Funding
2.00%, 04/13/21 (h)	1,639	1,661
State Street Corporation
3.15%, 03/30/31 (h)	2,000	2,249
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	840	908
2.91%, 06/05/23	1,350	1,399
Truist Financial Corporation
1.20%, 08/05/25	5,000	5,057
U.S. Bancorp
3.00%, 03/15/22	1,715	1,788
Wells Fargo & Company
2.16%, 02/11/26	8,200	8,470
		39,954
Consumer Staples 1.4%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,973
Cargill, Incorporated
2.13%, 04/23/30 (h)	2,480	2,599
Costco Wholesale Corporation
1.60%, 04/20/30	4,750	4,798
Kimberly-Clark Corporation
2.40%, 03/01/22	700	721
Mondelez International, Inc.
1.50%, 05/04/25	4,400	4,483
PepsiCo, Inc.
3.00%, 08/25/21	782	805
1.63%, 05/01/30	3,380	3,441
The Coca-Cola Company
1.65%, 06/01/30	10,000	10,186
		30,006
Communication Services 0.9%
AT&T Inc.
3.60%, 07/15/25	4,000	4,436
The Walt Disney Company
2.00%, 09/01/29	3,900	3,982
T-Mobile USA, Inc.
3.88%, 04/15/30 (h)	10,000	11,107
		19,525
Industrials 0.6%
ABB Finance (USA) Inc.
2.88%, 05/08/22	571	591
Caterpillar Financial Services Corporation
0.95%, 05/13/22	10,000	10,126
Lockheed Martin Corporation
3.35%, 09/15/21	547	566
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (h)	2,898	2,971
		14,254
Utilities 0.6%
Berkshire Hathaway Energy Company
3.70%, 07/15/30 (h)	10,000	11,699
Duke Energy Florida, LLC
3.10%, 08/15/21	1,203	1,229

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Virginia Electric and Power Company
2.95%, 01/15/22	870	894
		13,822
Health Care 0.6%
AbbVie Inc.
3.45%, 03/15/22 (h)	991	1,031
3.20%, 11/21/29 (h)	5,000	5,486
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,996
Zoetis Inc.
2.00%, 05/15/30	2,200	2,243
		13,756
Information Technology 0.4%
Apple Inc.
1.13%, 05/11/25	6,700	6,825
MasterCard Incorporated
3.35%, 03/26/30	1,250	1,447
		8,272
Consumer Discretionary 0.3%
Toyota Motor Credit Corporation
1.15%, 05/26/22	7,000	7,077
Real Estate 0.2%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,765
Healthpeak Properties, Inc.
3.40%, 02/01/25	1,515	1,629
		4,394
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,134
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,116
Occidental Petroleum Corporation
3.13%, 02/15/22	666	640
Phillips 66
4.30%, 04/01/22	912	966
		3,856
Total Corporate Bonds And Notes (cost $147,920)		154,916
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.2%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 0.61%, (1M USD LIBOR + 0.21%), 07/20/46 (a)	288	203
Series 2006-1A1A-OA17, REMIC, 0.38%, (1M USD LIBOR + 0.20%), 12/20/46 (a)	459	334
American Homes 4 Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24	4,514	4,849
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	5,311
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26	2,395	2,398
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/07/30	5,546	5,004
Capital One Multi-Asset Execution Trust
Series 2019-A3-A3, 2.06%, 08/17/26	8,250	8,761
Citigroup Commercial Mortgage Trust
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	9,448
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.79%, 08/15/45 (a)	13,654	341
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	252	264
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,607
CWABS, Inc.
Series 2004-A-I, 0.47%, (1M USD LIBOR + 0.29%), 02/15/34 (a)	46	44
DT Auto Owner Trust
Series 2020-A-2A, 1.14%, 01/15/24	4,790	4,791
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (a)	2,989	3,234
Exeter Automobile Receivables Trust
Series 2020-A-2A, 1.13%, 08/15/23	4,625	4,625
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	4,460	4,558
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	11,755
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	10,957
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 0.44%, (1M USD LIBOR + 0.26%), 06/25/36 (a)	667	55
Honda Auto Receivables Owner Trust
Series 2020-A2-2, 0.74%, 11/15/21	3,500	3,509
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 3.02%, 02/25/34 (a)	236	222
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 3.92%, 10/25/34 (a)	120	119
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,715	1,655
SACO I Trust
Series 2006-A-6, REMIC, 0.44%, (1M USD LIBOR + 0.26%), 06/25/36 (a)	53	49
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 0.38%, (1M USD LIBOR + 0.21%), 08/25/36 (a)	536	472
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/18/21	5,724	5,752
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	695	843
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22	4,560	4,227
Wells Fargo Commercial Mortgage Trust
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	6,655
WFRBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/17/21	4,533	4,583
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	2,139	2,338
Total Non-U.S. Government Agency Asset-Backed Securities (cost $114,105)		116,963
SHORT TERM INVESTMENTS 6.5%
Investment Companies 6.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (i) (j)	137,231	137,231
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (i) (j)	8,143	8,143
Total Short Term Investments (cost $145,374)		145,374
Total Investments 101.1% (cost $2,139,745)		2,247,679
Other Assets and Liabilities, Net (1.1)%		(25,420)
Total Net Assets 100.0%		2,222,259

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $24,677.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

(d) All or a portion of the security was on loan as of June 30, 2020.

(e) The security is a direct debt of the agency and not collateralized by mortgages.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Convertible security.

(h) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $38,803 and 1.7% of the Fund.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 99.0%
United States of America 51.9%
Alphabet Inc. - Class A (a)	21	29,864
Amazon.com, Inc. (a)	20	55,673
Autodesk, Inc. (a)	55	13,153
Colgate-Palmolive Co.	147	10,747
Deere & Company	135	21,213
Expeditors International of Washington Inc.	122	9,287
Facebook, Inc. - Class A (a)	159	36,099
Microsoft Corporation	136	27,587
Oracle Corporation	507	28,021
Qualcomm Incorporated	142	12,947
Salesforce.Com, Inc. (a)	123	23,084
Schlumberger Ltd.	375	6,903
SEI Investments Co.	153	8,424
The Boeing Company	112	20,545
Under Armour Inc. - Class A (a)	801	7,802
Visa Inc. - Class A	168	32,448
Yum China Holdings, Inc.	456	21,925
Yum! Brands, Inc.	63	5,454
		371,176
China 12.8%
Alibaba Group Holding Limited - ADS (a)	179	38,565
Baidu, Inc. - Class A - ADR (a)	108	12,997
Tencent Holdings Limited	422	27,192
Trip.Com Group Limited - ADR (a)	481	12,465
		91,219
Switzerland 9.1%
Nestle SA	131	14,525
Novartis AG	204	17,849
Roche Holding AG	95	32,862
		65,236
Argentina 7.7%
MercadoLibre S.R.L (a)	56	54,778
United Kingdom 5.6%
Experian PLC	554	19,533
Reckitt Benckiser Group PLC	92	8,431
Unilever N.V.	232	12,394
		40,358
Netherlands 5.2%
Adyen B.V. (a)	17	24,171
Core Laboratories N.V.	28	562
NXP Semiconductors N.V.	109	12,491
		37,224
Japan 2.3%
Fanuc Ltd.	91	16,484
Brazil 2.0%
American Beverage Co Ambev - ADR	5,440	14,362
Denmark 1.1%
Novo Nordisk A/S - Class B	120	7,826
France 0.8%
Sodexo SA	87	5,920
Hong Kong 0.5%
Budweiser Brewing Company APAC Limited	1,186	3,472
Total Common Stocks (cost $591,646)		708,055
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	1,674	1,674
Total Short Term Investments (cost $1,674)		1,674
Total Investments 99.2% (cost $593,320)		709,729
Other Assets and Liabilities, Net 0.8%		5,602
Total Net Assets 100.0%		715,331

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund *
CORPORATE BONDS AND NOTES 52.9%
Financials 20.6%
American Express Company
1.30%, (3M USD LIBOR + 0.61%), 08/01/22 (a)	375	376
1.02%, (3M USD LIBOR + 0.65%), 02/27/23 (a)	30	30
Bank of America Corporation
2.02%, (3M USD LIBOR + 1.00%), 04/24/23 (a)	800	805
3.37%, 01/23/26	121	132
2.02%, 02/13/26	242	250
Barclays PLC
5.14%, 10/14/20	300	303
10.18%, 06/12/21 (b)	208	225
2.56%, (3M USD LIBOR + 2.11%), 08/10/21 (a)	200	203
Bayer US Finance II LLC
0.93%, (3M USD LIBOR + 0.63%), 06/25/21 (a) (b)	825	822
4.25%, 12/15/25 (b)	400	459
Capital One Financial Corporation
2.60%, 05/11/23	91	95
Citigroup Inc.
1.68%, (3M USD LIBOR + 0.69%), 10/27/22 (a)	900	898
1.68%, 05/15/24	86	88
4.04%, 06/01/24	290	315
CNH Industrial Capital LLC
4.38%, 11/06/20	52	52
4.88%, 04/01/21	123	126
Credit Suisse Group AG
2.19%, 06/05/26 (b)	250	253
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	250	266
Danske Bank A/S
3.00%, 09/20/22 (b)	550	558
5.38%, 01/12/24 (b)	200	223
Diamond Finance International Limited
4.42%, 06/15/21 (b)	215	221
5.45%, 06/15/23 (b)	1,010	1,105
Ford Motor Credit Company LLC
5.88%, 08/02/21	325	328
3.81%, 10/12/21	200	197
1.64%, (3M USD LIBOR + 1.08%), 08/03/22 (a)	525	479
4.25%, 09/20/22	200	196
General Motors Financial Company, Inc.
3.20%, 07/06/21	250	253
3.15%, 06/30/22	750	763
5.20%, 03/20/23	46	49
2.75%, 06/20/25	166	164
JPMorgan Chase & Co.
3.88%, 09/10/24	600	663
2.01%, 03/13/26	177	183
Nordea Bank AB
4.88%, 05/13/21 (b)	325	336
4.25%, 09/21/22 (b)	200	212
3.75%, 08/30/23 (b)	400	429
Santander UK Group Holdings PLC
3.37%, 01/05/24	200	210
The Goldman Sachs Group, Inc.
1.11%, (3M USD LIBOR + 0.75%), 02/23/23 (a)	82	82
1.38%, (3M USD LIBOR + 1.05%), 06/05/23 (a)	327	328
2.02%, (3M USD LIBOR + 1.00%), 07/24/23 (a)	180	180
1.96%, (3M USD LIBOR + 1.60%), 11/29/23 (a)	423	431
3.50%, 04/01/25	287	315
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (b)	200	206
4.25%, 11/13/23 (b)	250	274
Wells Fargo & Company
2.13%, (3M USD LIBOR + 1.11%), 01/24/23 (a)	286	288
2.41%, 10/30/25	242	252
2.16%, 02/11/26	215	222
Woodside Finance Limited
4.60%, 05/10/21 (b)	1,250	1,273
Other Securities		11,615
		27,733
Energy 7.4%
BP Capital Markets America Inc.
2.94%, 04/06/23	91	96
3.19%, 04/06/25	250	272
BP Capital Markets Plc
3.99%, 09/26/23	458	502
Diamondback Energy, Inc.
2.88%, 12/01/24	636	637
4.75%, 05/31/25	54	58
Occidental Petroleum Corporation
1.68%, (3M USD LIBOR + 1.25%), 08/13/21 (a)	300	286
1.84%, (3M USD LIBOR + 1.45%), 08/15/22 (a)	502	455
Phillips 66
0.96%, (3M USD LIBOR + 0.60%), 02/26/21 (a)	820	818
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	750	765
Other Securities		6,107
		9,996
Health Care 5.1%
AbbVie Inc.
1.02%, (3M USD LIBOR + 0.65%), 11/21/22 (a) (b)	256	256
2.30%, 11/21/22 (b)	200	207
2.60%, 11/21/24 (b)	499	529
3.60%, 05/14/25	117	129
HCA Inc.
5.00%, 03/15/24	400	445
5.25%, 04/15/25	327	375
Zimmer Biomet Holdings, Inc.
1.07%, (3M USD LIBOR + 0.75%), 03/19/21 (a)	276	276
3.55%, 04/01/25	350	380
Other Securities		4,240
		6,837
Industrials 4.9%
CNH Industrial N.V.
4.50%, 08/15/23	250	270
The Boeing Company
2.80%, 03/01/23	443	451
4.51%, 05/01/23 (c)	400	422
4.88%, 05/01/25 (c)	714	780
Other Securities		4,619
		6,542
Consumer Discretionary 3.1%
General Motors Company
5.40%, 10/02/23	23	25
6.13%, 10/01/25	22	25
Other Securities		4,087
		4,137
Communication Services 2.8%
AT&T Inc.
1.50%, (3M USD LIBOR + 1.18%), 06/12/24 (a)	691	692
Other Securities		3,086
		3,778
Information Technology 2.7%
Other Securities		3,687
Utilities 2.6%
Enel Finance International N.V.
2.75%, 04/06/23 (b)	600	621
4.25%, 09/14/23 (b)	321	349
Other Securities		2,598
		3,568
Consumer Staples 1.7%
BAT Capital Corp.
1.01%, (3M USD LIBOR + 0.59%), 08/14/20 (a)	400	400
1.27%, (3M USD LIBOR + 0.88%), 08/15/22 (a)	361	359
Other Securities		1,552
		2,311
Materials 1.1%
Anglo American Capital Plc
4.13%, 04/15/21 (b)	300	305
Anglo American Capital PLC
5.38%, 04/01/25 (b)	312	353

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Other Securities		769
		1,427
Real Estate 0.9%
Equinix, Inc.
5.88%, 01/15/26	550	580
5.38%, 05/15/27	373	406
Other Securities		167
		1,153
Total Corporate Bonds And Notes (cost $69,962)		71,169
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 35.3%
American Express Credit Account Master Trust
Series 2019-B-2, REMIC, 2.86%, 04/15/22	250	256
AmeriCredit Automobile Receivables Trust
Series 2016-D-1, 3.59%, 02/08/22	535	536
Series 2016-C-3, 2.24%, 04/08/22	126	126
Series 2020-B-1, 1.48%, 01/18/25	202	196
Series 2019-B-1, 3.13%, 02/18/25	300	311
Series 2019-C-1, 3.36%, 02/18/25	110	113
BX Commercial Mortgage Trust
Series 2019-B-XL, REMIC, 1.27%, (1M USD LIBOR + 1.08%), 10/15/21 (a)	246	242
Series 2019-C-XL, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 10/15/21 (a)	191	185
Series 2019-F-XL, 2.18%, (1M USD LIBOR + 2.00%), 10/15/21 (a)	239	230
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	94	98
Series 2019-A2-A2, 1.72%, 08/15/22	436	448
Series 2005-B3-B3, 1.77%, (3M USD LIBOR + 0.55%), 07/15/25 (a)	463	436
Capital One Prime Auto Receivables Trust
Series 2019-A2-2, 2.06%, 06/15/21	349	350
Carmax Auto Owner Trust
Series 2019-A2A-3, 2.21%, 12/15/22	433	436
Series 2019-A2A-4, 2.01%, 03/15/23	292	295
Series 2020-A3-2, 1.70%, 11/15/24	27	28
CarMax Auto Owner Trust
Series 2018-A3-3, 3.13%, 06/15/23	98	100
Series 2020-C-1, 2.34%, 11/17/25	237	240
Citigroup Inc.
Series 2015-A5-PC1, REMIC, 3.90%, 06/12/25	490	538
Series 2015-AM-PC1, REMIC, 4.29%, 06/12/25	150	164
Comenity Bank
Series 2018-A-A, 3.07%, 02/15/21	534	541
Series 2016-A-A, 2.03%, 06/15/21	410	414
Series 2019-A-C, 2.21%, 09/15/22	442	451
COMM Mortgage Trust
Series 2013-A4-CR6, REMIC, 3.10%, 02/10/23	410	422
Series 2014-A4-LC15, REMIC, 4.01%, 03/12/24	400	434
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	334	358
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	403	435
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	383
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	400	435
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	432	472
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	462
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	312	337
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	400	431
Series 2015-A4-LC21, REMIC, 3.71%, 05/12/25	370	405
CSMC Trust
Series 2019-B-ICE4, REMIC, 1.41%, (1M USD LIBOR + 1.23%), 05/17/21 (a)	250	241
Drive Auto Receivables Trust
Series 2016-D-BA, 4.53%, 08/15/23	330	332
Series 2018-C-2, 3.63%, 08/15/24	320	321
Series 2018-D-2, 4.14%, 08/15/24	100	103
Ford Credit Auto Owner Trust
Series 2018-A3-B, 3.24%, 11/15/21	128	131
Series 2017-A-1, 2.62%, 02/15/22	500	514
Series 2020-A2-B, 0.94%, 02/15/23	545	545
Series 2018-A-2, 3.47%, 07/15/23 (d)	175	185
GM Financial Automobile Leasing Trust
Series 2019-A2A-3, 2.09%, 10/20/21	226	226
Series 2020-A3-1, 1.67%, 12/20/22	448	454
Series 2020-A3-2, 0.80%, 07/20/23	80	80
GS Mortgage Securities Corp Trust
Series 2019-A-70P, 1.18%, (1M USD LIBOR + 1.00%), 10/15/21 (a) (d)	492	480
Series 2019-A-SMP, 1.33%, (1M USD LIBOR + 1.15%), 08/16/32 (a)	100	95
Series 2019-B-BOCA, 1.68%, (1M USD LIBOR + 1.50%), 06/15/38 (a)	500	465
GS Mortgage Securities Corporation II
Series 2005-A-ROCK, REMIC, 5.37%, 05/03/25	276	318
GS Mortgage Securities Trust
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	396	428
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	361	390
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	376
Honda Auto Receivables Owner Trust
Series 2020-A3-2, 0.82%, 07/15/23	231	232
Series 2020-A4-2, 1.09%, 08/15/23	535	540
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BFX-WPT, REMIC, 4.55%, 07/07/23	125	126
Series 2018-CFX-WPT, REMIC, 4.95%, 07/07/23	165	161
Series 2018-DFX-WPT, REMIC, 5.35%, 07/07/23	200	198
Series 2018-A-AON, REMIC, 4.13%, 07/10/23	396	418
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	250	264
Series 2019-C-ICON, REMIC, 4.54%, 01/05/24	55	55
Series 2019-D-ICON, REMIC, 5.04%, 01/05/24	70	68
Series 2018-A-LAQ, 1.18%, (1M USD LIBOR + 1.00%), 06/15/35 (a)	290	273
JPMBB Commercial Mortgage Securities Trust
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	483
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	406	448
JPMCC Commercial Mortgage Securities Trust
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	124
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-A4-C7, REMIC, 2.92%, 01/18/23	325	336
Series 2013-A4-C8, REMIC, 3.13%, 01/18/23	370	380
Morgan Stanley Capital I Trust
Series 2015-A-420, REMIC, 3.73%, 10/15/24	393	421
Series 2015-A4-UBS8, REMIC, 3.81%, 11/18/25	450	497
NextGear Floorplan Master Owner Trust
Series 2017-A2-2A, 2.56%, 10/15/20	416	417
Series 2018-A2-1A, 3.22%, 02/16/21	260	259
Palmer Square Loan Funding Ltd
Series 2018-A1-1A, REMIC, 1.82%, (3M USD LIBOR + 0.60%), 04/15/26 (a)	486	479
Series 2020-A1-1A, 1.18%, (3M USD LIBOR + 0.80%), 02/22/28 (a)	394	388
Santander Drive Auto Receivables Trust
Series 2018-B-4, 3.27%, 01/15/21	358	359
Series 2016-D-2, 3.39%, 04/15/22	156	155
Santander Retail Auto Lease Trust
Series 2018-A3-A, REMIC, 2.93%, 08/20/20	88	88
Series 2019-A2-A, REMIC, 2.72%, 04/20/21	420	423
Series 2019-A2A-B, REMIC, 2.29%, 07/21/21	398	401
THL Credit Wind River CLO Ltd.
Series 2017-AR-1A, 2.28%, (3M USD LIBOR + 1.14%), 04/18/29 (a)	426	418
Series 2017-A-3A, 2.47%, (3M USD LIBOR + 1.25%), 10/15/30 (a)	250	245

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	394	406
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	390	402
Series 2013-A4-C5, REMIC, 3.18%, 02/10/23	249	258
Series 2013-A4-C6, REMIC, 3.24%, 03/10/23	420	436
Volkswagen Auto Loan Enhanced Trust
Series 2018-A3-2, 3.25%, 02/22/22	128	131
Series 2020-A3-1, 0.98%, 11/20/24	130	130
Series 2020-A4-1, 1.26%, 08/20/26	493	493
Westlake Automobile Receivables Trust
Series 2020-A2A-2A, 0.93%, 03/15/22	729	729
Series 2019-C-3A, 2.49%, 04/15/22	380	372
Series 2018-C-1A, 2.92%, 05/15/23	101	101
Series 2018-B-3A, 3.32%, 10/16/23	428	431
Other Securities		17,939
Total Non-U.S. Government Agency Asset-Backed Securities (cost $46,912)		47,476
GOVERNMENT AND AGENCY OBLIGATIONS 3.3%
U.S. Treasury Note 2.8%
Treasury, United States Department of
0.13%, 06/30/22	3,752	3,750
Sovereign 0.5%
Other Securities		731
Total Government And Agency Obligations (cost $4,473)		4,481
SENIOR FLOATING RATE INSTRUMENTS 1.8%
Communication Services 0.5%
Other Securities		594
Information Technology 0.4%
Other Securities		542
Consumer Discretionary 0.3%
Other Securities		397
Real Estate 0.2%
Other Securities		249
Industrials 0.1%
Other Securities		165
Materials 0.1%
Other Securities		152
Health Care 0.1%
Other Securities		149
Consumer Staples 0.1%
Other Securities		122
Total Senior Floating Rate Instruments (cost $2,372)		2,370
SHORT TERM INVESTMENTS 6.7%
U.S. Treasury Bill 4.8%
Treasury, United States Department of
0.16%, 11/12/20 (e)	6,476	6,472
Commercial Paper 1.9%
ABB Treasury Center (USA), Inc.
1.75%, 07/28/20 (e)	750	750
American Honda Finance Corporation
2.05%, 07/20/20 (e)	500	500
AstraZeneca PLC
1.85%, 12/11/20 (e)	415	413
CNH Industrial Capital LLC
2.45%, 07/02/20 (e)	250	250
Ford Motor Credit Company LLC
6.45%, 02/01/21 (e)	136	133
Hyundai Capital America
1.40%, 07/13/20 (e)	250	250
Nissan Motor Acceptance Corporation
5.50%, 12/14/20 (e)	250	248
		2,544
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (f) (g)	52	52
Total Short Term Investments (cost $9,060)		9,068
Total Investments 100.0% (cost $132,779)		134,564
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.0)%		(25)
Total Net Assets 100.0%		134,542

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $28,403 and 21.1% of the Fund.

(c) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(e) The coupon rate represents the yield to maturity.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

Summary of Investments by Country^	Total Long Term Investments
United States of America	78.1%
Cayman Islands	4.6
United Kingdom	4.3
Australia	1.6
Germany	1.4
Canada	1.3
Netherlands	1.1
China	1.1
Switzerland	0.8
Italy	0.8
Ireland	0.6
Denmark	0.6
Sweden	0.6
Mexico	0.5
Brazil	0.4
Bermuda	0.3
Finland	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Summary of Investments by Country^	Total Long Term Investments
India	0.3
Kazakhstan	0.2
Indonesia	0.2
Nigeria	0.2
Turkey	0.2
Colombia	0.2
Romania	0.1
Singapore	0.1
Peru	0.1
Norway	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BG Gas International B.V., 0.00%, 11/04/21	05/12/20	342	345	0.3
CNAC (HK) Finbridge Company Limited, 3.50%, 07/19/22	04/27/20	201	205	0.1
		543	550	0.4

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	126	October 2020	27,818	1	6

Short Contracts
United States 5 Year Note	(52)	October 2020	(6,524)	2	(14)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Bond Index Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 70.2%
U.S. Treasury Note 29.1%
Treasury, United States Department of
2.13%, 08/15/21	3,674	3,754
2.75%, 08/15/21	3,557	3,659
2.75%, 09/15/21	4,903	5,055
1.50%, 11/30/21	3,500	3,566
1.75% - 2.00%, 11/30/21 - 12/31/21	3,450	3,542
1.75%, 02/28/22 (a)	1,165	1,195
1.75%, 03/31/22	3,545	3,642
0.13%, 05/31/22	4,000	3,997
1.88%, 07/31/22	3,450	3,573
1.63%, 11/15/22	3,420	3,538
2.13%, 12/31/22	3,390	3,555
0.13% - 2.88%, 07/31/21 - 06/30/23	117,097	120,785
2.75%, 11/15/23	3,390	3,681
2.88%, 11/30/23	4,000	4,365
2.13%, 03/31/24	3,635	3,894
2.50%, 05/15/24	4,884	5,313
2.00%, 05/31/24	4,895	5,234
1.75%, 06/30/24	3,650	3,871
1.75%, 07/31/24	4,000	4,246
2.13%, 07/31/24	3,685	3,968
1.88%, 08/31/24	3,250	3,470
1.50%, 09/30/24	3,615	3,807
2.25%, 11/15/24	4,480	4,868
1.50%, 11/30/24	3,420	3,607
1.13% - 1.50%, 02/28/25 - 02/15/30 (a)	5,138	5,442
0.38%, 04/30/25	4,177	4,195
2.00%, 08/15/25	5,000	5,428
2.25%, 11/15/25	4,825	5,316
1.63%, 02/15/26	5,935	6,348
1.63%, 05/15/26	6,000	6,427
2.13%, 05/31/26	3,110	3,424
1.88%, 06/30/26	3,160	3,435
1.38%, 08/31/26	5,408	5,720
1.63% - 2.13%, 10/31/23 - 11/15/26	4,210	4,514
0.50%, 04/30/27	4,000	4,005
2.38%, 05/15/27	4,735	5,342
0.25% - 3.00%, 07/31/23 - 05/15/28	69,711	75,350
0.50%, 06/30/27	4,000	4,002
2.75%, 02/15/28	5,390	6,286
2.88%, 08/15/28	4,790	5,670
3.13%, 11/15/28	3,190	3,855
2.63%, 02/15/29	5,556	6,507
1.75%, 11/15/29	4,856	5,360
0.63%, 05/15/30 (a)	5,368	5,351
		382,162
Mortgage-Backed Securities 26.9%
Federal Home Loan Mortgage Corporation
3.50% - 5.00%, 10/01/20 - 05/01/23	62	63
2.00% - 6.50%, 07/01/23 - 06/01/30	3,899	4,097
2.50% - 4.00%, 12/01/31 - 07/01/46	1,325	1,401
2.00% - 6.50%, 08/01/30 - 06/01/50	58,394	62,650
Federal National Mortgage Association, Inc.
2.50% - 5.50%, 11/01/20 - 02/01/23	11	11
2.00% - 6.00%, 09/01/23 - 06/01/30	6,969	7,323
3.50%, 03/01/26	78	82
TBA, 2.00% - 5.00%, 07/15/31 - 08/13/50 (b)	17,173	18,031
2.00% - 7.50%, 07/01/30 - 06/01/50	110,918	118,678
2.00% - 5.00%, 02/01/31 - 12/01/46	3,052	3,261
TBA, 2.50%, 07/15/48 (b)	7,025	7,321
TBA, 3.00%, 07/15/48 (b)	7,650	8,054
TBA, 3.50%, 07/15/48 (b)	12,775	13,434
TBA, 4.00%, 07/15/48 (b)	6,325	6,701
TBA, 2.50%, 08/15/48 (b)	5,400	5,617
Government National Mortgage Association
2.50%, 08/20/27	43	45
2.50% - 8.50%, 12/15/24 - 06/15/30	720	756
2.50% - 4.00%, 11/20/45 - 12/20/46	6,118	6,513
TBA, 2.50%, 07/15/47 (b)	3,325	3,498
TBA, 3.00%, 07/15/48 (b)	10,600	11,224
	Shares/Par[1]	Value ($)
TBA, 3.50%, 07/15/48 (b)	8,550	9,021
TBA, 2.50% - 4.00%, 08/15/43 - 08/15/48 (b)	2,575	2,710
2.50% - 8.50%, 07/20/30 - 10/20/49	57,670	62,223
		352,714
U.S. Treasury Bond 8.3%
Treasury, United States Department of
8.13%, 08/15/21	614	668
7.63%, 02/15/25 (a)	1,750	2,341
5.25% - 6.50%, 11/15/26 - 11/15/28	2,522	3,521
1.13% - 5.38%, 02/15/31 - 05/15/50	62,689	83,640
3.75%, 11/15/43	2,390	3,556
3.63%, 02/15/44	2,601	3,807
2.25%, 08/15/46	2,885	3,419
2.88% - 4.75%, 02/15/37 - 11/15/46	2,865	4,141
3.00%, 05/15/47	2,750	3,746
		108,839
Sovereign 2.6%
Tennessee Valley Authority
5.25% - 5.38%, 09/15/39 - 04/01/56 (c)	500	817
Other Securities		33,598
		34,415
U.S. Government Agency Obligations 1.4%
Council of Federal Home Loan Banks
1.38%, 02/17/23 (c)	1,500	1,544
0.50%, 04/14/25 (c)	400	401
Federal Home Loan Banks Office of Finance
1.13%, 07/14/21 (c)	1,800	1,818
2.50% - 2.88%, 02/13/24 - 09/13/24 (c)	1,300	1,423
5.50%, 07/15/36 (c)	700	1,092
Federal Home Loan Mortgage Corporation
0.25% - 2.75%, 08/12/21 - 06/19/23 (c)	4,800	4,891
6.75%, 09/15/29 (a) (c)	60	90
6.25% - 6.75%, 03/15/31 - 07/15/32 (c)	325	509
Federal National Mortgage Association, Inc.
1.25% - 2.38%, 08/17/21 - 01/19/23 (c)	1,500	1,552
0.50% - 7.25%, 09/06/24 - 05/15/30 (c)	3,540	3,935
6.63%, 11/15/30 (c)	631	974
		18,229
Commercial Mortgage-Backed Securities 1.0%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	555
Federal Home Loan Mortgage Corporation
Series A2-K017, REMIC, 2.87%, 12/25/21	325	334
Series A1-K032, REMIC, 3.02%, 02/25/23	107	110
Series A2-K032, REMIC, 3.31%, 05/25/23 (d)	550	590
Series A2-K033, REMIC, 3.06%, 07/25/23 (d)	500	533
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,097
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,107
Series A2-K047, REMIC, 3.33%, 05/25/25	500	558
Series A2-K062, REMIC, 3.41%, 12/25/26	500	573
Series A2-K082, REMIC, 3.92%, 09/25/28	1,000	1,203
Series A2-K087, REMIC, 3.77%, 12/25/28	500	599
Series A2-K092, REMIC, 3.30%, 04/25/29	400	468
Series A1-K099, REMIC, 2.26%, 06/25/29	396	423
Series A1-K106, REMIC, 1.78%, 10/25/29	499	525
Series A2-K103, REMIC, 2.65%, 11/25/29	600	676
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.71%, 04/25/23 (d)	106	110
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	1,367	1,485
Series 2017-A2-M2, REMIC, 2.90%, 02/25/27 (d)	1,000	1,105
Series 2018-A2-M1, REMIC, 3.08%, 12/25/27 (d)	500	567
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (d)	500	577
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	336
		13,531
Municipal 0.8%
Other Securities		10,289
Financials 0.1%
Other Securities		558
Total Government And Agency Obligations (cost $867,326)		920,737

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 27.6%
Financials 8.0%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	300	291
3.88%, 01/23/28	300	271
AerCap Ireland Limited
3.95%, 02/01/22	750	750
Bank of America Corporation
2.82%, 07/21/23 (d)	800	831
3.00%, 12/20/23	1,300	1,365
4.20%, 08/26/24	750	832
1.32% - 4.27%, 04/01/24 - 07/23/29	1,875	2,040
4.25%, 10/22/26	750	859
3.59%, 07/21/28	750	843
2.50% - 4.33%, 07/23/30 - 03/15/50	1,795	2,013
4.44%, 01/20/48 (d)	120	155
Berkshire Hathaway Finance Corporation
4.20% - 4.30%, 05/15/43 - 08/15/48	335	431
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	246
Capital One Financial Corporation
3.50%, 06/15/23	550	589
4.20%, 10/29/25	500	556
Citigroup Inc.
2.90%, 12/08/21	250	258
4.50%, 01/14/22	750	794
2.75% - 4.05%, 04/25/22 - 07/30/22	900	943
1.68% - 5.50%, 05/15/24 - 04/23/29	1,415	1,546
3.20%, 10/21/26	780	854
3.67% - 3.89%, 01/10/28 - 07/24/28 (d)	610	682
4.75%, 05/18/46	200	254
4.28% - 6.63%, 06/15/32 - 07/23/48	989	1,373
Corporacion Andina de Fomento
4.38%, 06/15/22	750	786
European Investment Bank
1.38%, 09/06/22	1,000	1,024
1.38%, 05/15/23	250	258
1.63%, 03/14/25	210	222
HSBC Holdings PLC
3.26%, 03/13/23 (d)	400	414
3.97% - 4.25%, 03/14/24 - 05/22/30	450	494
3.80%, 03/11/25 (e)	400	432
7.63%, 05/17/32	650	907
6.10%, 01/14/42	300	428
J.P. Morgan Chase & Co.
2.78%, 04/25/23	900	932
JPMorgan Chase & Co.
2.30% - 3.20%, 08/15/21 - 01/25/23	1,000	1,032
3.38%, 05/01/23	750	800
3.13%, 01/23/25 (a)	305	332
1.51% - 8.00%, 05/13/24 - 04/23/29	2,615	2,857
4.20%, 07/23/29	640	750
2.52% - 3.96%, 10/15/30 - 04/22/51	1,980	2,161
5.60%, 07/15/41	800	1,164
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	353
Morgan Stanley
3.13% - 3.75%, 01/23/23 - 02/25/23	450	482
4.00%, 07/23/25	750	849
3.63% - 6.25%, 10/23/24 - 01/20/27	1,550	1,791
2.70% - 6.38%, 01/22/31 - 01/22/47	685	927
The Goldman Sachs Group, Inc.
3.63% - 5.75%, 07/27/21 - 01/22/23	1,150	1,223
2.91% - 4.25%, 07/24/23 - 04/23/29	1,260	1,377
3.75%, 05/22/25	1,000	1,107
4.41% - 6.75%, 10/01/37 - 10/21/45	920	1,298
Wells Fargo & Company
3.07% - 3.50%, 03/08/22 - 01/24/23	720	753
3.00%, 04/22/26	1,100	1,199
2.16% - 4.15%, 02/19/25 - 01/24/29	630	694
3.00%, 10/23/26	500	545
3.58%, 05/22/28 (d)	250	278
2.57% - 5.61%, 02/11/31 - 11/17/45	1,210	1,520
4.75%, 12/07/46	200	256
	Shares/Par[1]	Value ($)
Wells Fargo Bank, National Association
3.63%, 10/22/21	500	519
Other Securities		56,532
		105,472
Health Care 3.4%
Amgen Inc.
2.65%, 05/11/22	200	207
2.45% - 2.60%, 08/19/26 - 02/21/30	260	281
2.30% - 3.38%, 02/25/31 - 02/21/50	880	938
4.66%, 06/15/51	808	1,069
Gilead Sciences, Inc.
4.40%, 12/01/21	200	209
1.95%, 03/01/22 (a)	200	204
3.65%, 03/01/26	750	856
2.95%, 03/01/27	550	614
4.15%, 03/01/47	150	191
Pfizer Inc.
0.80% - 2.75%, 05/28/25 - 06/03/26	775	825
6.60%, 12/01/28 (f)	50	69
2.55% - 4.20%, 05/28/40 - 03/15/49	415	458
4.40%, 05/15/44	650	850
UnitedHealth Group Incorporated
2.88%, 03/15/22	900	931
3.75% - 3.88%, 07/15/25 - 12/15/28	340	397
4.20%, 01/15/47	150	189
3.50% - 5.80%, 03/15/36 - 12/15/48	960	1,195
Wyeth LLC
5.95%, 04/01/37	250	364
Other Securities		34,241
		44,088
Information Technology 2.5%
Microsoft Corporation
2.38% - 2.40%, 02/06/22 - 02/12/22	640	661
3.13%, 11/03/25	680	760
3.30%, 02/06/27	450	514
2.53% - 4.50%, 11/03/35 - 06/01/60	1,530	1,868
Oracle Corporation
2.50% - 2.63%, 05/15/22 - 02/15/23	700	727
2.65% - 3.63%, 07/15/23 - 11/15/27	1,110	1,211
3.80% - 4.50%, 05/15/35 - 07/08/44	750	903
4.13%, 05/15/45	200	240
4.38%, 05/15/55	660	835
Other Securities		24,678
		32,397
Communication Services 2.5%
AT&T Inc.
3.40%, 06/15/22 (f)	500	526
3.00%, 06/30/22	150	157
2.95% - 4.35%, 05/15/25 - 03/01/29	1,025	1,134
4.50%, 05/15/35	950	1,118
4.50%, 03/09/48	656	769
3.65% - 6.35%, 03/15/40 - 03/01/57	1,920	2,288
Comcast Corporation
2.75%, 03/01/23	50	53
3.38% - 3.70%, 04/15/24 - 08/15/25	575	637
4.15%, 10/15/28	650	780
3.90% - 6.95%, 08/15/34 - 10/15/48	1,995	2,617
NBCUniversal Media, LLC
6.40%, 04/30/40	250	378
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	300	392
Telefonica Europe B.V.
8.25%, 09/15/30	500	767
The Walt Disney Company
3.00%, 09/15/22	350	369
3.60% - 6.20%, 12/15/34 - 01/13/51	350	407
3.80%, 05/13/60	650	748
TWDC Enterprise 18 Corp.
2.75%, 08/16/21	300	307
7.00%, 03/01/32	50	73
Verizon Communications Inc.
3.38% - 5.15%, 09/15/23 - 09/21/28	1,173	1,369
4.02%, 12/03/29	982	1,174
4.50% - 5.25%, 08/10/33 - 04/15/49	635	851

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
4.86%, 08/21/46	850	1,155
Other Securities		14,285
		32,354
Energy 2.3%
Other Securities		29,683
Industrials 2.2%
Burlington Northern Santa FE, LLC
3.05%, 09/01/22	800	839
5.75% - 6.15%, 05/01/37 - 05/01/40	500	705
Other Securities		27,319
		28,863
Utilities 2.1%
Berkshire Hathaway Energy Company
2.80%, 01/15/23	200	211
3.25%, 04/15/28	200	224
3.80% - 6.13%, 04/01/36 - 07/15/48	500	689
Duke Energy Corporation
1.80%, 09/01/21	850	861
2.45%, 02/01/30 (a)	500	541
2.45%, 06/01/30	300	315
3.20% - 5.30%, 02/15/40 - 08/15/49	1,000	1,204
Duke Energy Florida, LLC
3.40%, 10/01/46	60	67
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	359
Duke Energy Progress, LLC
4.20%, 08/15/45	250	309
MidAmerican Energy Company
3.50%, 10/15/24	200	221
3.15% - 6.75%, 12/30/31 - 04/15/50	175	216
PacifiCorp
2.95%, 06/01/23	300	318
6.25%, 10/15/37	200	292
Progress Energy, Inc.
7.75%, 03/01/31	300	437
Other Securities		21,537
		27,801
Consumer Staples 1.8%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	975	1,093
4.70% - 4.90%, 02/01/36 - 02/01/46	782	928
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	79	82
4.75%, 01/23/29	280	338
3.50%, 06/01/30 (a)	110	124
4.44%, 10/06/48	662	763
4.60% - 5.80%, 01/23/39 - 06/01/60	950	1,236
Other Securities		19,078
		23,642
Consumer Discretionary 1.3%
Amazon.com, Inc.
2.50%, 11/29/22	200	209
3.15%, 08/22/27	740	842
1.50%, 06/03/30	130	132
2.50% - 4.25%, 08/22/37 - 06/03/60	745	896
The Home Depot, Inc.
3.00%, 04/01/26	500	561
5.88%, 12/16/36	600	890
3.13% - 3.50%, 12/15/49 - 09/15/56	400	450
Other Securities		12,936
		16,916
Materials 0.8%
The Sherwin-Williams Company
3.45%, 06/01/27	1,000	1,118
4.50%, 06/01/47	70	85
Other Securities		9,313
		10,516
Real Estate 0.7%
Other Securities		9,840
Total Corporate Bonds And Notes (cost $327,048)		361,572
	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.7%
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,200	1,395
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30	400	435
BMW Vehicle Owner Trust
Series 2018-A4-A, 2.51%, 10/25/21	1,500	1,534
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	1,000	1,039
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,397
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	538
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	758
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	333
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30	500	505
COMM Mortgage Trust
Series 2013-A4-CR11, REMIC, 4.26%, 09/12/23	650	706
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	477	512
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	542
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	424
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	529
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,073
Discover Card Execution Note Trust
Series 2018-A5-A5, 3.32%, 09/15/21	625	647
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	1,030
GS Mortgage Securities Trust
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	221
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	110
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	984	1,023
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	551
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,075
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/17/22	500	511
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,168
Other Securities		4,318
Consumer Discretionary 0.0%
Other Securities		194
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,644)		22,568
SHORT TERM INVESTMENTS 7.6%
Investment Companies 6.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (g) (h)	85,886	85,886
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (g) (h)	13,859	13,859
Total Short Term Investments (cost $99,745)		99,745
Total Investments 107.1% (cost $1,315,763)		1,404,622
Total Forward Sales Commitments (0.2)% (proceeds $3,191)		(3,185)
Other Assets and Liabilities, Net (6.9)%		(89,939)
Total Net Assets 100.0%		1,311,498

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $85,635.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal National Mortgage Association, Inc.
TBA, 4.00%, 08/15/28 (a)	(150)	(159)
TBA, 4.50%, 07/15/33 (a)	(75)	(79)
TBA, 5.50%, 07/15/45 (a)	(100)	(110)
Government National Mortgage Association
TBA, 5.00%, 07/15/47 (a)	(700)	(760)
TBA, 4.50%, 07/15/48 (a)	(625)	(668)
TBA, 5.00%, 07/15/48 (a)	(275)	(303)
TBA, 5.50%, 07/15/48 (a)	(775)	(839)
TBA, 4.50%, 08/15/48 (a)	(250)	(267)
Total Government And Agency Obligations (proceeds $3,191)		(3,185)
Total Forward Sales Commitments (0.2%) (proceeds $3,191)		(3,185)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2020, the total proceeds for investments sold on a delayed delivery basis was $3,191.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.3%
Communication Services 99.3%
Activision Blizzard, Inc.	46	3,506
Alphabet Inc. - Class A (a)	18	25,570
Alphabet Inc. - Class C (a)	18	26,084
Altice USA, Inc. - Class A (a)	20	458
AMC Entertainment Holdings, Inc. - Class A (b)	3	12
AMC Networks, Inc. - Class A (a)	2	57
ANGI Homeservices Inc. (a) (b)	5	60
Anterix Inc. (a)	1	32
AT&T Inc.	431	13,041
ATN International Limited	1	37
Bandwidth Inc. - Class A (a) (b)	1	140
Boingo Wireless, Inc. (a)	2	33
Boston Omaha Corporation - Class A (a)	1	8
Cable One, Inc.	—	493
Cardlytics, Inc. (a)	1	101
Cargurus Inc. - Class A (a)	5	131
Cars.com Inc. (a) (b)	3	20
CenturyLink Inc.	55	554
Charter Communications, Inc. - Class A (a)	9	4,495
Cincinnati Bell Inc. (a)	3	47
Cinemark Holdings, Inc.	7	80
Clear Channel Outdoor Holdings, Inc. (a) (b)	20	21
Cogent Communications Group, Inc.	3	201
Comcast Corporation - Class A	273	10,627
Consolidated Communications Holdings Inc. (a)	4	29
Discovery, Inc. - Class A (a) (b)	9	196
Discovery, Inc. - Class C (a)	21	397
Dish Network Corporation - Class A (a)	15	507
Electronic Arts Inc. (a)	17	2,302
Eventbrite, Inc. - Class A (a) (b)	2	20
EverQuote, Inc. - Class A (a)	1	31
EW Scripps Co. - Class A	3	23
Facebook, Inc. - Class A (a)	145	32,845
Fox Corporation - Class A	21	560
Fox Corporation - Class B	10	279
GCI Liberty, Inc. - Class A (a)	6	408
Globalstar, Inc. (a) (b)	35	11
Glu Mobile Inc. (a)	9	85
Gray Television, Inc. (a)	6	80
Hemisphere Media Group, Inc. - Class A (a)	1	10
IAC/InterActiveCorp (a)	5	1,525
iHeartMedia, Inc. - Class A (a) (b)	3	27
IMAX Corporation (a)	3	33
Interpublic Group of Cos. Inc.	23	397
Iridium Communications Inc. (a)	7	184
John Wiley & Sons Inc. - Class A	3	102
Liberty Braves Group - Class A (a) (b)	1	10
Liberty Braves Group - Class C (a)	2	38
Liberty Broadband Corp. - Class A (a)	2	190
Liberty Broadband Corp. - Class C (a)	6	794
Liberty Global PLC - Class A (a)	10	208
Liberty Global PLC - Class C (a)	25	532
Liberty Latin America Ltd. - Class A (a)	2	23
Liberty Latin America Ltd. - Class C (a)	7	66
Liberty Media Corporation - Class C (a)	12	384
Liberty SiriusXM Group - Class A (a)	5	185
Liberty SiriusXM Group - Class C (a)	10	358
Liberty TripAdvisor Holdings Inc. - Class A (a)	4	9
Lions Gate Entertainment Corp. - Class A (a)	3	24
Lions Gate Entertainment Corp. - Class B (a)	6	42
Live Nation Entertainment, Inc. (a)	10	432
Loral Spacecom Corporation	1	13
Madison Square Garden Entertainment Corp. - Class A (a)	1	75
Marcus Corp.	1	15
Match Group, Inc. (a) (b)	3	361
Meredith Corporation (b)	2	29
MSG Networks Inc. - Class A (a) (b)	2	24
National CineMedia, Inc.	3	10
Netflix, Inc. (a)	26	11,999
New York Times Co. - Class A	9	361
News Corporation - Class A	23	278
Nexstar Media Group, Inc. - Class A	3	235
Omnicom Group Inc.	13	714
Pinterest, Inc. - Class A (a)	22	490
QuinStreet, Inc. (a)	2	25
Roku Inc. - Class A (a)	6	660
Scholastic Corp.	2	49
Shenandoah Telecommunications Company	3	144
Sinclair Broadcast Group Inc. - Class A (b)	4	74
Sirius XM Holdings Inc.	66	387
Snap Inc. - Class A (a)	53	1,238
Take-Two Interactive Software Inc. (a)	7	947
TechTarget, Inc. (a)	1	39
TEGNA Inc.	12	131
Telephone & Data Systems Inc.	6	115
The Madison Square Garden Company - Class A (a)	1	132
The Meet Group, Inc. (a)	5	31
T-Mobile USA, Inc. (a)	33	3,450
Tribune Publishing Company, LLC	1	10
TripAdvisor Inc.	7	126
Truecar, Inc. (a)	4	10
Twitter, Inc. (a)	47	1,404
US Cellular Corp. (a)	1	23
Verizon Communications Inc.	249	13,712
ViacomCBS Inc. - Class B	34	789
Vonage Holdings Corp. (a)	13	135
Walt Disney Co.	109	12,108
WideOpenWest, Inc. (a)	2	8
World Wrestling Entertainment, Inc. - Class A (b)	3	122
Yelp Inc. - Class A (a)	4	102
Zillow Group, Inc. - Class C (a) (b)	8	479
Zynga Inc. - Class A (a)	55	526
Total Common Stocks (cost $161,421)		180,734
RIGHTS 0.0%
T-Mobile USA, Inc. (a)	26	4
Total Rights (cost $0)		4
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	1,114	1,114
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,078	1,078
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	117	117
Total Short Term Investments (cost $2,309)		2,309
Total Investments 100.6% (cost $163,730)		183,047
Other Derivative Instruments 0.0%		15
Other Assets and Liabilities, Net (0.6)%		(1,059)
Total Net Assets 100.0%		182,003

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund *
COMMON STOCKS 99.8%
Consumer Discretionary 94.5%
Advance Auto Parts, Inc.	25	3,586
Amazon.com, Inc. (a)	155	426,503
Aptiv PLC	98	7,669
AutoZone, Inc. (a)	9	9,705
Best Buy Co., Inc.	85	7,406
Burlington Stores Inc. (a)	24	4,749
Carmax Inc. (a)	60	5,369
Chipotle Mexican Grill Inc. (a)	10	10,124
D.R. Horton, Inc.	127	7,033
Darden Restaurants Inc.	47	3,583
Dollar Tree Inc. (a)	86	7,994
Domino's Pizza, Inc.	14	5,242
eBay Inc.	291	15,243
ETSY, Inc. (a)	44	4,631
Ford Motor Company	1,420	8,632
Frontdoor, Inc. (a)	31	1,363
Garmin Ltd.	52	5,076
General Motors Company	471	11,916
Genuine Parts Co.	53	4,619
Hasbro, Inc.	47	3,554
Hilton Grand Vacations Inc. (a)	30	580
Hilton Worldwide Holdings Inc.	102	7,470
Kontoor Brands, Inc. (b)	18	321
Las Vegas Sands Corp.	125	5,709
Lennar Corporation - Class A	100	6,181
Lowe`s Companies, Inc.	280	37,821
Lululemon Athletica Inc. (a)	45	14,142
Marriott International, Inc. - Class A	100	8,614
McDonald's Corporation	272	50,225
MercadoLibre S.R.L (a)	16	16,094
NIKE, Inc. - Class B	454	44,488
NVR, Inc. (a)	1	4,184
O'Reilly Automotive, Inc. (a)	27	11,520
Pool Corporation	15	3,974
Pulte Homes Inc.	98	3,342
Ross Stores Inc.	131	11,160
Royal Caribbean Cruises Ltd. (b)	65	3,283
ServiceMaster Holding Corporation (a)	49	1,753
Starbucks Corporation	429	31,540
Tesla Inc. (a)	54	58,177
The Home Depot, Inc.	398	99,824
Tiffany & Co.	40	4,880
TJX Cos. Inc.	439	22,209
Tractor Supply Co.	43	5,673
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	20	4,032
VF Corp.	122	7,452
Wayfair Inc. - Class A (a) (b)	23	4,592
Yum! Brands, Inc.	110	9,534
Other Securities		174,579
		1,207,350
Consumer Staples 3.1%
Dollar General Corporation	93	17,703
Target Corporation	185	22,186
		39,889
Communication Services 2.2%
Booking Holdings Inc. (a)	15	23,871
Expedia Group, Inc.	49	4,035
Other Securities		162
		28,068
Total Common Stocks (cost $893,301)		1,275,307
RIGHTS 0.0%
Other Securities		3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	19,757	19,757
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	2,473	2,473
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	350	350
Total Short Term Investments (cost $22,580)		22,580
Total Investments 101.6% (cost $915,881)		1,297,890
Other Derivative Instruments 0.0%		52
Other Assets and Liabilities, Net (1.6)%		(20,481)
Total Net Assets 100.0%		1,277,461

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	27	September 2020	3,433	52	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.4%
Consumer Staples 99.4%
Altria Group, Inc.	203	7,975
Archer-Daniels-Midland Company	61	2,432
B&G Foods, Inc. (a)	7	175
Bellring Brands, LLC - Class A (b)	5	93
Beyond Meat, Inc. (a) (b)	3	365
BJ's Wholesale Club Holdings, Inc. (b)	15	556
Boston Beer Co. Inc. - Class A (b)	1	526
Brown-Forman Corp. - Class B	34	2,137
Bunge Limited	16	639
Calavo Growers Inc.	2	120
Cal-Maine Foods Inc. (b)	3	145
Campbell Soup Company	20	985
Casey's General Stores Inc.	4	598
Central Garden & Pet Co. (b)	1	46
Central Garden & Pet Co. - Class A (b)	4	144
Church & Dwight Co. Inc.	27	2,064
Coca-Cola Consolidated Inc.	1	132
Colgate-Palmolive Co.	89	6,507
ConAgra Brands Inc.	53	1,860
Constellation Brands, Inc. - Class A	18	3,204
Costco Wholesale Corporation	48	14,641
Coty Inc. - Class A	35	154
Darling Ingredients Inc. (b)	18	446
Del Monte Fresh Produce Company	3	83
E.L.F. Beauty, Inc. (b)	4	81
Edgewell Personal Care Colombia S A S (b)	6	177
Energizer Holdings, Inc.	7	321
Estee Lauder Cos. Inc. - Class A	24	4,588
Flowers Foods Inc.	22	489
Freshpet Inc. (b)	4	359
General Mills, Inc.	66	4,069
Grocery Outlet Holding Corp. (b)	7	296
Hain Celestial Group Inc. (b)	9	284
Herbalife Nutrition Ltd. (b)	10	472
Hershey Co.	16	2,087
Hormel Foods Corp.	32	1,542
Hostess Brands, Inc. - Class A (b)	14	173
Ingles Markets Inc. - Class A	2	69
Ingredion Inc.	7	605
Inter Parfums Inc.	2	87
J&J Snack Foods Corp.	2	206
JM Smucker Co.	12	1,310
John B. Sanfilippo & Son Inc.	1	87
Kellogg Co.	28	1,842
Keurig Dr Pepper Inc.	39	1,096
Kimberly-Clark Corporation	37	5,283
Kraft Heinz Foods Company	73	2,341
Lamb Weston Holdings Inc.	16	1,025
Lancaster Colony Corp.	2	322
Landec Corp. (a) (b)	3	21
McCormick & Co. Inc.	13	2,412
Medifast, Inc. (a)	1	154
MGPI Processing, Inc.	2	61
Molson Coors Beverage Company - Class B	21	716
Mondelez International, Inc. - Class A	157	8,010
Monster Beverage 1990 Corporation (b)	44	3,056
National Beverage Corp. (a) (b)	1	77
Nu Skin Enterprises, Inc. - Class A	6	231
PepsiCo, Inc.	152	20,087
Performance Food Group Company (b)	14	420
Philip Morris International Inc.	170	11,916
Pilgrim's Pride Corporation (b)	7	122
Post Holdings, Inc. (b)	7	638
PriceSmart Inc.	2	148
Procter & Gamble Co.	270	32,270
Rite Aid Corporation (a) (b)	6	102
Sanderson Farms Inc.	2	260
Seaboard Corp.	—	88
SpartanNash Co.	4	91
Spectrum Brands Legacy, Inc.	4	203
Sprouts Farmers Market, Inc. (b)	13	325
Sysco Corp.	53	2,886
The Andersons, Inc.	4	51
The Chefs' Warehouse, Inc. (b)	3	42
The Clorox Company	14	2,999
The Coca-Cola Company	445	19,904
The Kroger Co.	88	2,962
The Simply Good Foods Company (b)	10	182
Tootsie Roll Industries Inc. (a)	2	64
Treehouse Foods, Inc. (b)	6	266
Turning Point Brands, Inc. (a)	1	19
Tyson Foods Inc. - Class A	32	1,915
United Natural Foods Inc. (a) (b)	6	114
Universal Corp.	3	111
US Foods Holding Corp. (b)	24	471
USANA Health Sciences, Inc. (b)	2	110
Vector Group Ltd.	14	140
Village Super Market Inc. - Class A (a)	1	23
Walgreens Boots Alliance, Inc.	82	3,474
Walmart Inc.	155	18,572
WD-40 Co. (a)	1	293
Weis Markets Inc.	2	95
Total Common Stocks (cost $208,929)		211,339
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	780	780
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	742	742
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	195	195
Total Short Term Investments (cost $1,717)		1,717
Total Investments 100.2% (cost $210,646)		213,056
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net (0.2)%		(494)
Total Net Assets 100.0%		212,576

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	24	September 2020	1,413	14	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.3%
Information Technology 21.0%
Apple Inc.	268	97,933
Cisco Systems, Inc.	269	12,521
Intel Corporation	269	16,062
International Business Machines Corporation	268	32,421
Microsoft Corporation	268	54,634
		213,571
Financials 18.3%
American Express Company	269	25,557
JPMorgan Chase & Co.	268	25,251
The Goldman Sachs Group, Inc.	269	53,052
The Travelers Companies, Inc.	269	30,617
Visa Inc. - Class A	268	51,858
		186,335
Health Care 14.4%
Johnson & Johnson	268	37,753
Merck & Co., Inc.	269	20,760
Pfizer Inc.	269	8,779
UnitedHealth Group Incorporated	268	79,181
		146,473
Consumer Discretionary 14.1%
McDonald's Corporation	268	49,522
NIKE, Inc. - Class B	268	26,322
The Home Depot, Inc.	268	67,251
		143,095
Industrials 13.9%
3M Company	269	41,876
Caterpillar Inc.	268	33,960
Raytheon BBN Technologies Corp.	269	16,542
The Boeing Company	269	49,208
		141,586
Consumer Staples 8.6%
Procter & Gamble Co.	268	32,099
The Coca-Cola Company	268	11,995
Walgreens Boots Alliance, Inc.	268	11,380
Walmart Inc.	269	32,156
		87,630
Communication Services 4.4%
Verizon Communications Inc.	269	14,800
Walt Disney Co.	269	29,936
		44,736
Energy 3.5%
Chevron Corporation	269	23,954
Exxon Mobil Corporation	268	12,005
		35,959
Materials 1.1%
Dow Inc.	268	10,942
Total Common Stocks (cost $775,241)		1,010,327
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (a) (b)	5,935	5,935
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (c) (d)	615	614
Total Short Term Investments (cost $6,549)		6,549
Total Investments 100.0% (cost $781,790)		1,016,876
Other Derivative Instruments 0.0%		56
Other Assets and Liabilities, Net 0.0%		128
Total Net Assets 100.0%		1,017,060

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The coupon rate represents the yield to maturity.

JNL/Mellon Dow Index Fund - Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	—	344	264	—	(80)	—	—	—

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	57	September 2020	7,305	56	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Emerging Markets Index Fund *
COMMON STOCKS 96.0%
China 36.0%
Aecc Aviation Power Co., Ltd. - Class A (a)	22	74
Agricultural Bank of China Limited - Class A	731	350
Air China Ltd. - Class A	7	7
Air China Ltd. - Class H (b)	374	224
Alibaba Group Holding Limited - ADS (a)	301	65,014
Alibaba Health Information Technology Limited (a)	586	1,719
Alibaba Pictures Group Limited (a) (b)	1,610	215
Angang Steel Company Limited - Class A	22	8
AVIC Aircraft Co., Ltd. - Class A	29	72
AVIC Capital - Class A	14	8
Baidu, Inc. - Class A - ADR (a)	44	5,289
Bank of China Limited - Class A	250	123
Bank of China Limited - Class H	12,742	4,724
Baoshan Iron & Steel Co., Ltd.	211	136
Beijing Capital International Airport Co. Ltd. - Class H	294	185
China CITIC Bank Corporation Limited - Class A	71	52
China CITIC Bank Corporation Limited - Class H	1,349	588
China Communications Construction Company Limited - Class A	73	76
China Communications Construction Company Limited - Class H (b)	646	366
China Construction Bank Corporation - Class A	25	22
China Construction Bank Corporation - Class H	15,520	12,595
China Eastern Airlines Corporation Limited - Class A (a)	91	55
China Eastern Airlines Corporation Limited - Class H (b)	364	131
China Everbright Bank Company Limited - Class A	321	163
China Galaxy Securities Co., Ltd.	60	98
China Huarong Asset Management Co., Ltd. - Class H (b)	1,791	182
China International Capital Corporation (Hong Kong) Limited - Class H (b)	211	418
China International Travel Service Company, Limited	20	446
China Life Insurance Company Limited - Class A	28	107
China Life Insurance Company Limited - Class H	1,205	2,421
China Literature Limited (a)	46	313
China Longyuan Power Group Corporation Limited - Class H	485	272
China Merchants Bank Co., Ltd. - Class A	198	943
China Merchants Holdings International Co. Ltd.	190	226
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	69	160
China Mobile Ltd.	985	6,684
China National Chemical Engineering Co.,Ltd - Class A	71	55
China National Nuclear Power Co Ltd - Class A	149	87
China Petroleum & Chemical Corporation - Class A	166	92
China Petroleum & Chemical Corporation - Class H	4,024	1,673
China Railway Construction Co., Ltd. - Class A	69	82
China Railway Construction Co., Ltd. - Class H	326	259
China Railway Group Limited - Class A	107	76
China Railway Group Limited - Class H	687	355
China Railway Signal & Communication Corporation Limited - Class H	282	122
China Reinsurance (Group) Corporation - Class H	899	92
China Resources Cement Holdings Limited	396	486
China Resources Pharmaceutical Group Limited	258	150
China Resources Sanjiu Pharmaceutical Co., Ltd. - Class A	2	9
China Shenhua Energy Company Limited - Class A	44	89
China Shenhua Energy Company Limited - Class H	542	847
China Southern Airlines Co., Ltd. - Class A	2	2
China Southern Airlines Co., Ltd. - Class H (b)	272	121
China Spacesat Co., Ltd. - Class A (a)	3	12
China State Construction Engineering Corporation Limited - Class A	442	298
China Telecom Corp. Ltd. - Class H	2,080	583
China Yangtze Power Co., Ltd. - Class A	182	488
Chongqing Changan Automobile Company Limited - Class A	55	85
CNOOC Limited	2,915	3,224
CRRC Corporation Limited - Class A	225	177
CRRC Corporation Limited - Class H	637	270
Daqin Railway Co., Ltd. - Class A	160	160
Dongxing Securities Co., Ltd. - Class A	5	7
Foxconn Industrial Internet Co., Ltd.	36	78
GD Power Development Co.,Ltd.	30	8
Industrial and Commercial Bank of China Limited - Class A	521	367
Industrial and Commercial Bank of China Limited - Class H	9,757	5,925
JD.com, Inc. - Class A - ADR (a)	136	8,185
Koolearn Technology Holding Limited (a) (b)	36	145
Meituan Dianping (a)	570	12,725
NetEase, Inc. - ADR	13	5,585
New Oriental Education & Technology Group - ADR (a)	23	2,942
Offshore Oil Engineering Co.,Ltd. - Class A	70	45
PetroChina Company Limited - Class A	256	152
PetroChina Company Limited - Class H	3,399	1,128
Pinduoduo Inc. - ADR (a)	42	3,576
Ping An Bank Co., Ltd. - Class A	186	336
Ping An Healthcare and Technology Company Limited (a) (b)	60	923
Ping An Insurance (Group) Co of China Ltd - Class A	101	1,018
Ping An Insurance (Group) Co of China Ltd - Class H	957	9,612
Postal Savings Bank of China Co., Ltd. - Class H (c)	1,570	900
Power Construction Corporation of China - Class A	171	84
Public Joint Stock Society Oil Company Lukoil - ADR (a)	5	345
SDIC Capital Co., Ltd. - Class A	42	76
Shenwang Hongyuan Group Co., Ltd - Class A (a)	188	135
Sinopec Engineering (Group) Co., Ltd. - Class H	240	103
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	16	8
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	484	117
Sinopharm Group Co. Ltd. - Class H (b)	222	572
Sinopharm Jinhua Co., Ltd. (a)	57	44
Sinotrans Limited	92	42
TAL Education Group - ADS (a)	62	4,236
Tencent Holdings Limited	920	59,300
Tencent Music Entertainment Group - Class A - ADR (a)	58	775
Unisplendour Co., Ltd. - Class A (a)	23	140
Wuxi Biologics Cayman Inc (a)	146	2,685
Xiaomi Corporation - Class W (a) (b)	1,698	2,827
Yum China Holdings, Inc.	58	2,769
Zhongjin Gold Corporation Limited - Class A	68	88
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	99	252
Other Securities		98,903
		341,518
Taiwan 11.9%
China Life Insurance Company Limited (a)	465	345
Hon Hai Precision Industry Co. Ltd.	1,997	5,849
MediaTek Inc.	244	4,817
Taiwan Semiconductor Manufacturing Co. Ltd.	3,955	42,123
Other Securities		60,209
		113,343
South Korea 10.8%
Celltrion Inc. (a)	15	3,844
Celltrion Pharm Inc. (a)	2	261
LG Chem Ltd.	7	3,060
NAVER Corp.	20	4,381
Samsung Biologics Co., Ltd (a)	3	1,745
Samsung C&T Corporation	14	1,348
Samsung Electronics Co. Ltd.	767	34,012
Samsung Engineering Co. Ltd. (a)	28	291
Samsung SDI Co. Ltd.	9	2,734
SK Hynix Inc.	87	6,216

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Other Securities		44,697
		102,589
India 7.8%
Bharat Petroleum Corporation Limited	105	519
Bharti Airtel Ltd. (a)	402	2,986
Bharti Infratel Limited	51	151
Coal India Ltd Govt Of India Undertaking	195	341
Container Corporation	37	206
GAIL India Ltd.	221	299
Hindustan Petroleum Corp. Ltd.	106	305
Hindustan Unilever Ltd.	134	3,855
Housing Development Finance Corp.	264	6,120
ICICI Bank Limited	778	3,653
ICICI Lombard General Insurance Company Limited	31	522
ICICI Prudential Life Insurance Company Limited	54	305
Indian Oil Corporation Limited	277	313
Infosys Ltd.	544	5,327
NTPC Limited	404	512
Oil & Natural Gas Corp. Ltd.	388	416
Power Grid Corporation of India Limited	316	732
Rec Limited	107	153
Reliance Industries Ltd.	458	10,370
SBI Life Insurance Company Limited (a)	64	690
State Bank of India (a)	305	721
Tata Consultancy Services Limited	147	4,031
Other Securities		31,824
		74,351
Hong Kong 4.4%
Agricultural Bank of China Limited - Class H	4,346	1,750
AviChina Industry & Technology Co. Ltd. - Class H	276	126
China Cinda Asset Management Co., Ltd. - Class H (b)	1,655	326
China Galaxy Securities Co., Ltd. - Class H	579	314
China General Nuclear Power Corporation (b)	1,495	309
China Jinmao Holdings Group Limited (b)	844	598
China Merchants Bank Co., Ltd. - Class H	615	2,840
China Oilfield Services Ltd. - Class H	302	273
China Overseas Land & Investment Ltd.	617	1,874
China Power International Development Limited	536	98
China Resources Enterprise Ltd.	234	1,308
China Resources Gas Group Ltd. (b)	144	704
China Resources Land Ltd.	517	1,957
China Resources Power Holdings Co. Ltd.	293	346
China State Construction International Holdings Limited	380	223
China Taiping Insurance Holdings Co. Ltd.	242	389
China Unicom Hong Kong Ltd.	1,007	548
CITIC Pacific Ltd.	964	910
Kunlun Energy Co. Ltd.	594	388
PICC Property & Casualty Co. Ltd. - Class H	1,133	938
Other Securities		25,003
		41,222
Brazil 3.7%
B3 S.A. - Brasil, Bolsa, Balcao	333	3,415
Banco Bradesco S.A.	221	780
Petrobras Distribuidora S/A.	131	518
Petroleo Brasileiro SA	614	2,554
Vale S.A.	589	6,088
Other Securities		21,726
		35,081
South Africa 3.6%
Naspers Ltd. - Class N (b)	71	13,069
Other Securities		21,292
		34,361
Russian Federation 3.1%
BANK VTB, PAO	639,445	319
Gazprom, Pao	1,922	5,371
Public Joint Stock Society Oil Company "Lukoil"	66	4,777
Public Joint Stock Society Oil Company "Rosneft"	184	952
Sberbank of Russia	1,758	5,091
Other Securities		13,247
		29,757
Saudi Arabia 2.6%
Al Rajhi Banking and Investment Corporation	194	2,936
Saudi Basic Industries Corporation	147	3,450
Other Securities		18,305
		24,691
Thailand 2.2%
Airports of Thailand PCL - NVDR	691	1,356
Krung Thai Bank PCL - NVDR	555	185
PTT Exploration And Production Public Company Limited - NVDR	212	627
PTT PCL - NVDR	1,861	2,279
Other Securities		16,703
		21,150
Mexico 1.8%
America Movil SAB de CV - Class L (b)	5,377	3,451
Other Securities		13,265
		16,716
Malaysia 1.7%
Other Securities		16,322
Indonesia 1.5%
Bank Mandiri Persero Tbk PT	3,007	1,045
Bank Negara Indonesia Persero Tbk PT	1,056	339
Bank Rakyat Indonesia Persero Tbk PT	9,172	1,961
PT Perusahaan Gas Negara TBK	2,297	183
PT. Bank Central Asia Tbk	1,612	3,220
Semen Gresik Persero Tbk PT	408	276
Telekomunikasi Indonesia (Persero), PT TBK - Class B	8,083	1,729
Other Securities		4,890
		13,643
Qatar 0.8%
Qatar National Bank	757	3,586
Other Securities		4,299
		7,885
Philippines 0.8%
Other Securities		7,747
Poland 0.7%
Other Securities		6,566
United Arab Emirates 0.5%
Other Securities		5,054
Chile 0.5%
Other Securities		4,836
Turkey 0.5%
Other Securities		4,284
Hungary 0.2%
Other Securities		2,119
Peru 0.2%
Other Securities		1,747
Greece 0.2%
Other Securities		1,315
Luxembourg 0.1%
Other Securities		1,288
Colombia 0.1%
Other Securities		1,189
Czech Republic 0.1%
Other Securities		994
Egypt 0.1%
Other Securities		976
Romania 0.1%
Other Securities		368
Argentina 0.0%
Other Securities		273
Singapore 0.0%
BOC Aviation Limited	33	213
Pakistan 0.0%
Other Securities		209

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
United States of America 0.0%
Other Securities		3
Total Common Stocks (cost $868,819)		911,810
PREFERRED STOCKS 2.2%
Brazil 1.4%
Banco Bradesco S.A. (d)	715	2,756
Itau Unibanco Holding S.A. (d)	774	3,657
Petroleo Brasileiro S/A Petrobras. (d)	760	3,042
Other Securities		4,141
		13,596
South Korea 0.6%
LG Chem Ltd.	1	229
Samsung Electronics Co. Ltd.	132	5,120
Other Securities		777
		6,126
Chile 0.1%
Other Securities		594
Colombia 0.1%
Other Securities		552
Russian Federation 0.0%
Other Securities		551
Total Preferred Stocks (cost $26,849)		21,419
WARRANTS 0.0%
Thailand 0.0%
Other Securities		4
Total Warrants (cost $0)		4
RIGHTS 0.0%
Thailand 0.0%
Other Securities		2
China 0.0%
Other Securities		—
Total Rights (cost $0)		2
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (e) (f)	19,679	19,679
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	3,094	3,094
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (g) (h)	1,101	1,100
Total Short Term Investments (cost $23,873)		23,873
Total Investments 100.7% (cost $919,541)		957,108
Other Derivative Instruments (0.0)%		(49)
Other Assets and Liabilities, Net (0.7)%		(6,862)
Total Net Assets 100.0%		950,197

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

JNL/Mellon Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China Education Group Holdings Limited	05/28/19	147	149	—
Greentown Services Group Co Ltd	08/31/18	147	221	—
Poly Property Development Co., Ltd.	05/29/20	197	176	—
Postal Savings Bank of China Co., Ltd. - Class H	05/31/18	966	900	0.1
Public Joint Stock Society "Fosagro"	05/31/16	279	241	0.1
Public Joint Stock Society "Magnit"	08/09/16	1,909	746	0.1
Public Joint Stock Society "Novatek"	06/23/16	1,730	2,091	0.2
X5 Retail Group N.V.	05/31/18	572	702	0.1
Zhenro Properties Group Limited	11/13/19	144	140	—
		6,091	5,366	0.6

JNL/Mellon Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	373	September 2020	18,383	(49)	—

JNL/Mellon Emerging Markets Index Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/RUB	GSC	07/06/20	RUB	(16,171)	(227)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.8%
Energy 99.7%
Antero Midstream Corporation (a)	298	1,519
Antero Resources Corporation (a) (b)	235	596
Apache Corporation	377	5,087
Archrock, Inc.	131	850
Baker Hughes, a GE Company, LLC - Class A	654	10,068
Bonanza Creek Energy, Inc. (b)	17	251
Brigham Minerals, Inc. - Class A	31	383
Cabot Oil & Gas Corp.	399	6,848
Cactus Inc. - Class A	47	964
ChampionX Corporation (b)	191	1,865
Cheniere Energy, Inc. (b)	229	11,064
Chevron Corporation	1,886	168,327
Cimarex Energy Co.	102	2,791
Clean Energy Fuels Corp. (b)	157	349
CNX Resources Corporation (b)	188	1,628
Concho Resources Inc.	197	10,143
ConocoPhillips	1,085	45,581
Continental Resources Inc. (a)	97	1,701
Core Laboratories N.V. (a)	45	912
CVR Energy, Inc.	30	612
Delek US Holdings, Inc.	75	1,313
Devon Energy Corporation	384	4,349
Diamond S Shipping Inc. (b)	24	191
Diamondback Energy, Inc.	158	6,619
DMC Global Inc. (a)	15	416
Dorian LPG Ltd. (b)	41	314
Dril-Quip Inc. (b)	38	1,134
Enlink Midstream, LLC (a)	278	679
EOG Resources, Inc.	583	29,561
EQT Corporation	264	3,137
Equitrans Midstream Corp. (a)	416	3,453
Exxon Mobil Corporation	4,248	189,985
Frank's International N.V. (b)	100	222
Gulfport Energy Corporation (a) (b)	134	146
Halliburton Company	881	11,437
Helix Energy Solutions Group, Inc. (b)	155	537
Helmerich & Payne Inc.	109	2,118
Hess Corporation	275	14,259
HollyFrontier Corp.	153	4,482
International Seaways, Inc.	25	415
Kinder Morgan, Inc.	2,045	31,019
Kosmos Energy Ltd.	413	686
Liberty Oilfield Services Inc. - Class A (a)	64	351
Magnolia Oil & Gas Corp. - Class A (b)	119	723
Marathon Oil Corporation	789	4,828
Marathon Petroleum Corporation	651	24,327
Matador Resources Co. (a) (b)	117	998
Matrix Service Co. (b)	29	283
Murphy Oil Corporation (a)	143	1,971
National Oilwell Varco, Inc.	385	4,716
NexTier Oilfield Solutions Inc. (b)	167	408
Noble Energy, Inc.	484	4,337
Northern Oil and Gas Inc. (a) (b)	222	186
Occidental Petroleum Corporation	895	16,385
Oceaneering International, Inc. (b)	100	641
ONEOK, Inc.	440	14,624
Ovintiv Canada ULC (a)	267	2,551
Par Pacific Holdings, Inc. (b)	37	334
Parsley Energy Inc. - Class A	301	3,210
Patterson-UTI Energy Inc.	200	695
PBF Energy Inc. - Class A	104	1,061
PDC Energy, Inc. (b)	105	1,301
Peabody Energy Corp.	74	212
Phillips 66	441	31,693
Pioneer Natural Resources Co.	166	16,224
Plains GP Holdings, L.P. - Class A (b)	179	1,594
Propetro Holding Corp. (b)	89	457
Range Resources Corporation (a)	233	1,309
Rattler Midstream LP	49	473
Reg Biofuels, LLC (a) (b)	37	929
REX Stores Corp. (b)	6	413
RPC Inc. (b)	47	145
Schlumberger Ltd.	1,392	25,602
SEACOR Holdings Inc. (b)	19	544
Select Energy Services, Inc. - Class A (b)	72	353
Southwestern Energy Co. (a) (b)	561	1,437
Talos Energy Inc. (a) (b)	25	231
Targa Resources Corp.	233	4,669
TechnipFMC PLC	423	2,893
Tellurian Investments Inc. (a) (b)	113	130
Texas Pacific Land Trust	6	3,677
The Williams Companies, Inc.	1,216	23,124
Transocean Ltd. (a) (b)	596	1,091
Valero Energy Corporation	410	24,145
Viper Energy Partners LP	64	662
W&T Offshore, Inc. (a) (b)	109	248
World Fuel Services Corp.	68	1,756
WPX Energy, Inc. (b)	432	2,756
		808,708
Consumer Discretionary 0.1%
Arch Restaurants, Inc. - Class A (a)	15	418
Total Common Stocks (cost $1,325,694)		809,126
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	6,285	6,285
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,944	1,944
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	379	379
Total Short Term Investments (cost $8,608)		8,608
Total Investments 100.9% (cost $1,334,302)		817,734
Other Derivative Instruments 0.0%		18
Other Assets and Liabilities, Net (0.9)%		(7,019)
Total Net Assets 100.0%		810,733

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	74	September 2020	2,968	18	(64)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund *
COMMON STOCKS 99.7%
Financials 98.8%
AFLAC Incorporated	205	7,397
American Express Company	206	19,583
American International Group, Inc.	261	8,148
Ameriprise Financial, Inc.	37	5,550
AON Public Limited Company	70	13,480
Arthur J Gallagher & Co.	57	5,513
Bank of America Corporation	2,354	55,902
Berkshire Hathaway Inc. - Class B (a)	415	74,136
BlackRock, Inc.	46	24,843
Brighthouse Financial, Inc. (a)	32	878
Capital One Financial Corporation	137	8,593
Chubb Limited	135	17,135
Citigroup Inc.	631	32,246
CME Group Inc.	107	17,444
Discover Financial Services	92	4,615
FactSet Research Systems Inc.	11	3,757
Fifth Third Bancorp	212	4,083
First Republic Bank	51	5,423
Intercontinental Exchange, Inc.	166	15,179
JPMorgan Chase & Co.	921	86,641
K.K.R. Co., Inc.	150	4,634
KeyCorp	291	3,542
M&T Bank Corporation	39	4,051
Markel Corporation (a)	4	3,798
MarketAxess Holdings Inc.	11	5,679
Marsh & McLennan Companies, Inc.	151	16,200
MetLife, Inc.	234	8,538
Moody's Corp.	51	13,872
Morgan Stanley	359	17,348
MSCI Inc.	25	8,470
NASDAQ Inc.	35	4,121
Northern Trust Corp.	59	4,713
Progressive Corp.	175	14,038
Prudential Financial Inc.	119	7,260
S&P Global Inc.	73	24,059
State Street Corporation	106	6,760
Synchrony Financial	166	3,679
T. Rowe Price Group, Inc.	71	8,723
The Allstate Corporation	95	9,232
The Bank of New York Mellon Corporation (b)	241	9,300
The Blackstone Group Inc.	202	11,425
The Charles Schwab Corporation	347	11,692
The Goldman Sachs Group, Inc.	98	19,435
The Hartford Financial Services Group, Inc.	108	4,146
The PNC Financial Services Group, Inc.	130	13,639
The Travelers Companies, Inc.	77	8,735
Truist Financial Corporation	402	15,091
U.S. Bancorp	410	15,107
Wells Fargo & Company	1,167	29,870
Willis Towers Watson Public Limited Company	39	7,583
Other Securities		215,928
		941,214
Real Estate 0.9%
Other Securities		8,559
Total Common Stocks (cost $969,299)		949,773
RIGHTS 0.0%
Other Securities		—
Total Rights (cost $1)		—
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	9,602	9,602
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	1,775	1,775
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (d) (e)	763	762
Total Short Term Investments (cost $12,139)		12,139
Total Investments 101.0% (cost $981,439)		961,912
Other Derivative Instruments 0.0%		68
Other Assets and Liabilities, Net (1.0)%		(9,526)
Total Net Assets 100.0%		952,454

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Financial Sector Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	13,478	283	1,308	160	(73)	(3,080)	9,300	1.0

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	56	September 2020	4,033	68	(47)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund *
COMMON STOCKS 99.4%
Health Care 99.4%
Abbott Laboratories	1,301	118,923
AbbVie Inc.	1,303	127,897
Agilent Technologies, Inc.	229	20,198
Alexion Pharmaceuticals, Inc. (a)	163	18,281
Align Technology, Inc. (a)	55	15,113
Amgen Inc.	435	102,623
Anthem, Inc.	186	48,824
Baxter International Inc.	377	32,484
Becton, Dickinson and Company	200	47,908
Biogen Inc. (a)	128	34,321
BioMarin Pharmaceutical Inc. (a)	132	16,319
Boston Scientific Corporation (a)	1,027	36,059
Bristol-Myers Squibb Company	1,664	97,840
Centene Corporation (a)	432	27,426
Cerner Corp.	230	15,737
Cigna Holding Company	275	51,599
CVS Health Corporation	962	62,531
Danaher Corporation	462	81,758
DexCom Inc. (a)	67	27,316
Edwards Lifesciences Corporation (a)	461	31,892
Elanco Animal Health (a)	293	6,286
Eli Lilly & Co.	635	104,252
Gilead Sciences, Inc.	932	71,744
HCA Healthcare, Inc.	199	19,333
Humana Inc.	97	37,688
IDEXX Laboratories, Inc. (a)	63	20,731
Illumina, Inc. (a)	108	40,050
Incyte Corporation (a)	136	14,091
Intuitive Surgical, Inc. (a)	86	48,796
IQVIA Inc. (a)	142	20,080
Johnson & Johnson	1,943	273,179
McKesson Corporation	119	18,245
Medtronic Public Limited Company	989	90,700
Merck & Co., Inc.	1,870	144,640
Mettler-Toledo International Inc. (a)	18	14,259
Moderna, Inc. (a) (b)	202	12,974
Pfizer Inc.	4,081	133,460
Regeneron Pharmaceuticals, Inc. (a)	74	46,452
ResMed Inc.	106	20,421
Seattle Genetics Inc. (a)	89	15,071
Stryker Corporation	249	44,849
Teleflex Incorporated	34	12,415
Thermo Fisher Scientific Inc.	294	106,602
UnitedHealth Group Incorporated	699	206,298
Veeva Systems Inc. - Class A (a)	97	22,795
Vertex Pharmaceuticals Incorporated (a)	191	55,568
West Pharmaceutical Services Inc.	54	12,339
Zimmer Biomet Holdings, Inc.	152	18,121
Zoetis Inc. - Class A	349	47,883
Other Securities		627,265
		3,321,636
Information Technology 0.0%
Other Securities		1,818
Consumer Discretionary 0.0%
Other Securities		510
Total Common Stocks (cost $2,417,517)		3,323,964
RIGHTS 0.0%
Other Securities		56
Total Rights (cost $0)		56
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	49,157	49,157
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	12,277	12,277
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	1,648	1,646
Total Short Term Investments (cost $63,081)		63,080
Total Investments 101.3% (cost $2,480,598)		3,387,100
Other Derivative Instruments 0.0%		356
Other Assets and Liabilities, Net (1.3)%		(45,116)
Total Net Assets 100.0%		3,342,340

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund *
COMMON STOCKS 99.4%
Industrials 94.0%
3M Company	14	2,252
AMETEK, Inc.	6	515
Carrier Global Corporation	20	454
Caterpillar Inc.	14	1,746
Cintas Corp.	2	591
Copart Inc. (a)	5	437
CoStar Group, Inc. (a)	1	694
CSX Corp.	19	1,354
Cummins Inc.	4	654
Deere & Company	7	1,175
Eaton Corporation Public Limited Company	10	908
Emerson Electric Co.	15	953
Fastenal Co.	14	618
FedEx Corporation	6	874
Fortive Corporation	8	514
General Dynamics Corporation	6	924
General Electric Company	219	1,498
Honeywell International Inc.	18	2,584
Illinois Tool Works Inc.	8	1,399
Ingersoll Rand Inc. (a)	9	250
Johnson Controls International Public Limited Company	19	655
Kansas City Southern	2	361
L3Harris Technologies, Inc.	6	942
Lockheed Martin Corporation	6	2,323
Masco Corporation	7	351
Norfolk Southern Corporation	6	1,136
Northrop Grumman Systems Corp.	4	1,229
Old Dominion Freight Line Inc.	2	405
Otis Worldwide Corporation	10	586
PACCAR Inc.	9	651
Parker-Hannifin Corporation	3	591
Raytheon BBN Technologies Corp.	38	2,342
Republic Services Inc.	6	457
Resideo Technologies, Inc. (a)	3	33
Rockwell Automation Inc.	3	622
Roper Technologies, Inc.	3	1,034
The Boeing Company	13	2,460
Trane Technologies Public Limited Company	6	533
TransDigm Group Inc.	1	567
TransUnion	5	410
Union Pacific Corporation	17	2,927
United Parcel Service Inc. - Class B	18	1,958
Verisk Analytics, Inc.	4	663
W. W. Grainger, Inc.	1	360
Waste Connections, Inc.	7	622
Waste Management, Inc.	11	1,129
Other Securities		16,871
		62,612
Information Technology 2.2%
Equifax Inc.	3	524
IHS Markit Ltd.	10	720
Other Securities		239
		1,483
Consumer Discretionary 1.8%
Stanley Black & Decker, Inc.	4	540
Other Securities		622
		1,162
Communication Services 1.2%
Uber Technologies, Inc. (a)	24	742
Other Securities		27
		769
Materials 0.2%
Other Securities		161
Utilities 0.0%
Other Securities		14
Total Common Stocks (cost $70,347)		66,201
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	784	784
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	553	553
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.05%, 12/31/20 (d) (e)	45	45
0.16%, 02/25/21 (d) (e)	48	48
		93
Total Short Term Investments (cost $1,430)		1,430
Total Investments 101.5% (cost $71,777)		67,631
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (1.5)%		(1,031)
Total Net Assets 100.0%		66,604

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	7	September 2020	477	4	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund *
COMMON STOCKS 99.4%
Information Technology 95.0%
Accenture Public Limited Company - Class A	314	67,495
Adobe Inc. (a)	238	103,755
Advanced Micro Devices, Inc. (a)	574	30,188
Amphenol Corporation - Class A	147	14,064
Analog Devices, Inc.	184	22,508
ANSYS, Inc. (a)	42	12,172
Apple Inc.	2,159	787,425
Applied Materials, Inc.	457	27,621
Autodesk, Inc. (a)	108	25,855
Automatic Data Processing, Inc.	213	31,699
Broadcom Inc.	198	62,416
Cadence Design Systems Inc. (a)	139	13,316
Cisco Systems, Inc.	2,097	97,783
Cognizant Technology Solutions Corp. - Class A	267	15,151
DocuSign, Inc. (a)	84	14,508
Fidelity National Information Services, Inc.	304	40,700
Fiserv, Inc. (a)	285	27,835
Global Payments Inc.	149	25,280
Hewlett Packard Enterprise Company	637	6,196
HP Inc.	696	12,139
Intel Corporation	2,113	126,432
International Business Machines Corporation	437	52,778
Intuit Inc.	128	38,023
KLA-Tencor Corp.	77	14,964
Lam Research Corp.	71	22,989
Marvell Technology Group Ltd	338	11,836
MasterCard Incorporated - Class A	442	130,726
Microchip Technology Incorporated (b)	118	12,460
Micron Technology, Inc. (a)	548	28,247
Microsoft Corporation	3,565	725,455
Motorola Solutions Inc.	84	11,703
NVIDIA Corporation	302	114,912
NXP Semiconductors N.V.	138	15,702
Oracle Corporation	1,104	61,038
Paychex Inc.	157	11,878
Paypal Holdings, Inc. (a)	551	96,002
Qualcomm Incorporated	563	51,309
Salesforce.Com, Inc. (a)	417	78,094
ServiceNow, Inc. (a)	94	38,156
Splunk Inc. (a)	78	15,540
Square, Inc. - Class A (a)	178	18,626
Synopsys Inc. (a)	74	14,487
TE Connectivity Ltd.	162	13,227
Texas Instruments Incorporated	459	58,323
Twilio Inc. - Class A (a)	59	12,852
Workday, Inc. - Class A (a)	81	15,212
Xilinx, Inc.	122	12,039
Zoom Video Communications, Inc. - Class A (a) (b)	54	13,595
Other Securities		603,695
		3,858,406
Financials 4.1%
Visa Inc. - Class A	843	162,762
Other Securities		4,317
		167,079
Communication Services 0.3%
Other Securities		10,668
Energy 0.0%
Other Securities		312
Total Common Stocks (cost $2,171,907)		4,036,465
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	23,758	23,758
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	13,233	13,233
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	1,999	1,997
Total Short Term Investments (cost $38,988)		38,988
Total Investments 100.3% (cost $2,210,895)		4,075,453
Other Derivative Instruments 0.0%		410
Other Assets and Liabilities, Net (0.3)%		(14,120)
Total Net Assets 100.0%		4,061,743

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	99	September 2020	19,856	346	235
S&P Technology Select Sector Index	31	September 2020	3,119	64	143
				410	378

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon International Index Fund *
COMMON STOCKS 98.6%
Japan 25.2%
Chugai Pharmaceutical Co. Ltd. (a)	76	4,084
Daiichi Sankyo Company, Ltd	64	5,251
Hino Motors Ltd.	33	225
KDDI Corp.	187	5,609
Keyence Corp.	21	8,675
Mitsubishi UFJ Financial Group Inc.	1,387	5,439
Nintendo Co. Ltd.	13	5,696
Nippon Telegraph & Telephone Corp.	147	3,433
NTT Data Corp.	74	821
NTT DoCoMo Inc.	132	3,523
Softbank Corp.	215	2,746
SoftBank Group Corp.	178	9,000
Sony Corp.	145	9,943
Sony Financial Holdings Inc.	17	399
Takeda Pharmaceutical Co. Ltd. (a)	179	6,425
Toyota Motor Corp.	241	15,099
Other Securities		292,700
		379,068
United Kingdom 13.3%
AstraZeneca PLC	149	15,638
BP P.L.C.	2,299	8,822
British American Tobacco P.L.C.	260	10,051
Diageo PLC	265	8,827
GlaxoSmithKline PLC	570	11,591
HSBC Holdings PLC	2,306	10,815
Prudential Public Limited Company (b)	295	4,476
Reckitt Benckiser Group PLC	81	7,415
Rio Tinto PLC	127	7,226
Unilever N.V.	166	8,849
Unilever PLC	133	7,165
Other Securities		99,793
		200,668
Switzerland 10.4%
Alcon AG (c)	56	3,214
Nestle SA	338	37,491
Novartis AG	244	21,359
Roche Holding AG	80	27,656
Zurich Insurance Group AG	17	6,013
Other Securities		61,157
		156,890
France 10.3%
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	54	7,784
L'Oreal SA	29	9,169
LVMH Moet Hennessy Louis Vuitton SE	32	14,026
Sanofi SA	128	13,135
Schneider Electric SE (c)	63	7,022
Total SA (a)	281	10,845
VINCI	58	5,399
Other Securities		87,110
		154,490
Germany 8.6%
Adidas AG (c)	22	5,708
Allianz SE	47	9,729
BASF SE	104	5,868
Bayer AG	112	8,306
Covestro AG (c)	20	766
Deutsche Telekom AG	378	6,399
SAP SE	119	16,666
Siemens AG	87	10,305
Siemens Healthineers AG	17	811
Other Securities		64,709
		129,267
Australia 7.0%
BHP Group PLC	240	4,949
BHP Group PLC (a)	334	8,333
Coles Group Limited	149	1,785
Commonwealth Bank of Australia	201	9,701
CSL Ltd.	52	10,295
Wesfarmers Ltd.	130	4,044
Other Securities		65,849
		104,956
Netherlands 5.0%
ASML Holding	48	17,861
Prosus N.V. (c)	55	5,157
Royal Dutch Shell PLC - Class A	467	7,496
Royal Dutch Shell PLC - Class B	423	6,455
Other Securities		37,817
		74,786
Hong Kong 3.2%
AIA Group Limited	1,373	12,832
Hang Seng Bank Ltd. (a)	86	1,460
Hong Kong Exchanges & Clearing Ltd.	136	5,817
Other Securities		28,235
		48,344
Sweden 3.0%
Other Securities		45,516
Spain 2.4%
Endesa SA (a)	37	916
Iberdrola, Sociedad Anonima	659	7,663
Other Securities		27,328
		35,907
Denmark 2.3%
Novo Nordisk A/S - Class B	201	13,098
Other Securities		21,907
		35,005
Italy 2.1%
Enel SpA	923	7,996
Other Securities		23,696
		31,692
Singapore 1.1%
Other Securities		16,635
Finland 1.0%
Other Securities		14,812
Belgium 0.9%
Other Securities		13,481
Ireland 0.7%
Other Securities		10,564
Israel 0.6%
Other Securities		9,356
Norway 0.5%
Other Securities		7,903
New Zealand 0.3%
Other Securities		4,926
Austria 0.2%
Other Securities		2,630
Portugal 0.2%
Other Securities		2,602
United States of America 0.1%
Other Securities		2,114
Luxembourg 0.1%
Other Securities		1,516
Macau 0.1%
Other Securities		1,399
China 0.0%
Other Securities		809
Malta 0.0%
Other Securities		—
United Arab Emirates 0.0%
Other Securities		—
Total Common Stocks (cost $1,404,488)		1,485,336
PREFERRED STOCKS 0.7%
Germany 0.5%
Other Securities		7,980

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Switzerland 0.2%
Other Securities		2,114
Total Preferred Stocks (cost $9,713)		10,094
RIGHTS 0.0%
Spain 0.0%
Other Securities		228
Total Rights (cost $243)		228
SHORT TERM INVESTMENTS 4.7%
Securities Lending Collateral 4.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (d)	67,951	67,951
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (d)	2,254	2,254
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	894	893
Total Short Term Investments (cost $71,098)		71,098
Total Investments 104.0% (cost $1,485,542)		1,566,756
Other Derivative Instruments (0.0)%		(66)
Other Assets and Liabilities, Net (4.0)%		(60,289)
Total Net Assets 100.0%		1,506,401

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Investment in affiliate.

(c) Non-income producing security.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon International Index Fund - Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	6,031	—	279	77	119	(1,395)	4,476	0.3

JNL/Mellon International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	414	324	—

JNL/Mellon International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	72	September 2020	EUR	2,291	(1)	33
FTSE 100 Index	15	September 2020	GBP	936	(11)	(18)
S&P/ASX 200 Index	7	September 2020	AUD	1,026	10	4
Topix Index	17	September 2020	JPY	275,123	10	(95)
					8	(76)

JNL/Mellon International Index Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	09/16/20	AUD	1,211	836	(11)
AUD/USD	SCB	09/16/20	AUD	241	167	1
EUR/USD	CIT	09/16/20	EUR	2,782	3,131	(39)
EUR/USD	RBC	09/16/20	EUR	1,039	1,170	2
EUR/USD	SGA	09/16/20	EUR	31	35	—
GBP/USD	JPM	09/16/20	GBP	373	462	(1)
GBP/USD	RBC	09/16/20	GBP	1,161	1,439	(43)
GBP/USD	SGA	09/16/20	GBP	121	149	(3)
JPY/USD	SCB	09/16/20	JPY	121,316	1,125	(8)
JPY/USD	UBS	09/16/20	JPY	371,405	3,443	(27)
USD/AUD	BMO	09/16/20	AUD	(298)	(205)	(1)
USD/AUD	BMO	09/16/20	AUD	(303)	(209)	2
USD/AUD	BOA	09/16/20	AUD	(153)	(106)	—
USD/AUD	JPM	09/16/20	AUD	(148)	(102)	(1)
USD/AUD	JPM	09/16/20	AUD	(292)	(201)	—
USD/EUR	BMO	09/16/20	EUR	(1,642)	(1,848)	15
USD/EUR	CIT	09/16/20	EUR	(318)	(358)	(1)
USD/EUR	JPM	09/16/20	EUR	(418)	(471)	—
USD/EUR	SCB	09/16/20	EUR	(321)	(362)	1
USD/EUR	SGA	09/16/20	EUR	(129)	(145)	—
USD/EUR	UBS	09/16/20	EUR	(290)	(326)	(1)
USD/GBP	BMO	09/16/20	GBP	(866)	(1,075)	16
USD/GBP	BOA	09/16/20	GBP	(122)	(151)	2
USD/GBP	CIT	09/16/20	GBP	(62)	(77)	(1)
USD/GBP	CIT	09/16/20	GBP	(122)	(151)	—
USD/GBP	JPM	09/16/20	GBP	(125)	(155)	—
USD/JPY	BMO	09/16/20	JPY	(15,590)	(144)	1
USD/JPY	BOA	09/16/20	JPY	(48,750)	(452)	3
USD/JPY	JPM	09/16/20	JPY	(268,980)	(2,494)	16
USD/JPY	RBC	09/16/20	JPY	(15,725)	(146)	2
USD/JPY	UBS	09/16/20	JPY	(15,860)	(147)	2
					2,632	(74)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.4%
Materials 99.4%
AdvanSix Inc. (a)	1	11
Air Products and Chemicals, Inc.	7	1,796
Albemarle Corporation (b)	4	276
Alcoa Corporation (a)	6	70
Allegheny Technologies Incorporated (a)	4	44
Amcor Plc	54	553
American Vanguard Corporation	1	12
Amyris, Inc. (a) (b)	3	11
AptarGroup, Inc.	2	241
Arconic Rolled Products Corporation (a)	3	47
Ashland Global Holdings Inc.	2	127
Avery Dennison Corporation	3	320
Axalta Coating Systems Ltd. (a)	7	160
Balchem Corporation	1	102
Ball Corporation	11	764
Berry Global Group, Inc. (a)	4	197
Boise Cascade Company	1	49
Cabot Corp.	2	71
Carpenter Technology Corp.	2	38
Celanese Corp. - Class A	4	348
Century Aluminum Co. (a)	2	12
CF Industries Holdings Inc.	7	205
Chase Corporation	—	27
Clearwater Paper Corporation (a)	—	19
Cleveland-Cliffs Inc. (b)	14	75
Coeur d'Alene Mines Corp. (a)	8	43
Commercial Metals Co.	4	83
Compass Minerals International, Inc.	1	57
Corteva, Inc.	25	678
Crown Holdings Inc. (a)	5	298
Domtar Corp.	2	39
Dow Inc.	25	1,018
DuPont de Nemours, Inc.	25	1,324
Eagle Materials Inc.	1	93
Eastman Chemical Co.	5	319
Ecolab Inc.	9	1,710
Element Solutions, Inc. (a)	8	84
Ferro Corporation (a)	3	31
FMC Corporation	4	435
Forterra, Inc. (a)	1	7
Freeport-McMoRan Inc. - Class B	49	566
FutureFuel Corp.	1	11
GCP Applied Technologies Inc. (a)	2	30
Graphic Packaging Holding Company	10	136
Greif Inc. - Class A	1	30
Greif Inc. - Class B	—	6
H.B. Fuller Company	2	78
Hawkins Inc.	—	13
Haynes International Inc.	—	9
Hecla Mining Co.	18	57
Huntsman Corp.	7	122
Ingevity Corporation (a)	1	75
Innospec Inc.	1	65
International Flavors & Fragrances Inc. (b)	3	353
International Paper Company	13	442
Kaiser Aluminum Corporation	1	40
Kraton Corporation (a)	1	17
Kronos Worldwide, Inc.	1	8
Linde Public Limited Company	18	3,815
Livent Corporation (a) (b)	5	31
Louisiana-Pacific Corp.	4	98
LyondellBasell Industries N.V. - Class A	9	592
Martin Marietta Materials Inc.	2	433
Materion Corp.	1	42
Mercer International Inc.	1	11
Minera Andes Inc. (a) (b)	12	12
Minerals Technologies Inc.	1	54
MOS Holdings Inc.	12	153
Myers Industries Inc.	1	16
Neenah Inc.	1	28
NewMarket Corp.	—	122
Newmont Corporation	27	1,680
Nucor Corporation	10	421
O-I Glass, Inc.	5	45
Olin Corporation (b)	5	62
Orion Engineered Carbons Finance & Co. S.C.A.	2	21
P.H. Glatfelter Co.	2	25
Packaging Corporation of America	3	318
PolyOne Corporation	3	83
PPG Industries, Inc.	8	844
PQ Group Holdings Inc. (a)	1	18
Quaker Chemical Corp. (b)	—	84
Reliance Steel & Aluminum Co.	2	214
Royal Gold Inc.	2	275
RPM International Inc.	4	328
Schnitzer Steel Industries Inc. - Class A	1	15
Schweitzer-Mauduit International Inc.	1	34
Scotts Miracle-Gro Co. - Class A	1	189
Sealed Air Corporation	5	171
Sensient Technologies Corporation	1	75
Sherwin-Williams Co.	3	1,616
Silgan Holdings Inc.	3	86
Sonoco Products Co.	3	176
Steel Dynamics Inc.	7	187
Stepan Co.	1	65
Summit Materials, Inc. - Class A (a)	4	61
SunCoke Energy, Inc.	3	8
The Chemours Company	6	86
Tredegar Corp.	1	13
Trinseo S.A.	1	24
Tronox Holdings PLC	3	22
U.S. Concrete, Inc. (a)	1	13
United States Lime & Minerals Inc.	—	7
United States Steel Corporation (b)	8	55
Valvoline, Inc.	6	122
Verso Corporation - Class A	1	12
Vulcan Materials Co.	4	517
W. R. Grace & Co.	2	96
Warrior Met Coal, Inc.	2	26
Westlake Chemical Corporation (b)	1	70
Westrock Company, Inc.	9	246
Worthington Industries Inc.	1	49
		27,718
Industrials 0.0%
Ranpak Holdings Corp (a)	1	7
Total Common Stocks (cost $28,194)		27,725
INVESTMENT COMPANIES 0.1%
Vanguard Materials ETF	—	26
Total Investment Companies (cost $25)		26
SHORT TERM INVESTMENTS 2.2%
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	585	585
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	15	15
Total Short Term Investments (cost $600)		600
Total Investments 101.7% (cost $28,819)		28,351
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (1.7)%		(471)
Total Net Assets 100.0%		27,882

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	2	September 2020	117	2	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI KLD 400 Social Index Fund *
COMMON STOCKS 99.0%
Information Technology 30.2%
Accenture Public Limited Company - Class A	4	810
Adobe Inc. (a)	3	1,246
Cisco Systems, Inc.	25	1,175
Intel Corporation	25	1,519
International Business Machines Corporation	5	638
Intuit Inc.	2	459
MasterCard Incorporated - Class A	5	1,571
Microsoft Corporation	43	8,722
NVIDIA Corporation	4	1,381
Oracle Corporation	13	738
Paypal Holdings, Inc. (a)	7	1,153
Salesforce.Com, Inc. (a)	5	938
ServiceNow, Inc. (a)	1	458
Texas Instruments Incorporated	6	705
Other Securities		4,794
		26,307
Communication Services 13.6%
Alphabet Inc. - Class A (a)	2	2,523
Alphabet Inc. - Class C (a)	2	2,574
Booking Holdings Inc. (a)	-	390
Facebook, Inc. - Class A (a)	14	3,241
Verizon Communications Inc.	25	1,354
Walt Disney Co.	11	1,196
Other Securities		530
		11,808
Health Care 11.0%
AbbVie Inc.	11	1,030
Amgen Inc.	4	827
Becton, Dickinson and Company	2	386
Bristol-Myers Squibb Company	13	789
Cigna Holding Company	2	416
Gilead Sciences, Inc.	8	578
Merck & Co., Inc.	15	1,165
Vertex Pharmaceuticals Incorporated (a)	2	448
Zoetis Inc. - Class A	3	388
Other Securities		3,545
		9,572
Financials 10.2%
American Express Company	4	389
BlackRock, Inc.	1	493
S&P Global Inc.	1	478
The Bank of New York Mellon Corporation (b)	5	185
Visa Inc. - Class A	10	1,956
Other Securities		5,352
		8,853
Consumer Discretionary 8.5%
Lowe`s Companies, Inc.	5	616
McDonald's Corporation	4	817
NIKE, Inc. - Class B	7	724
Starbucks Corporation	7	514
Tesla Inc. (a)	1	947
The Home Depot, Inc.	6	1,622
Other Securities		2,159
		7,399
Consumer Staples 7.8%
Mondelez International, Inc. - Class A	9	436
PepsiCo, Inc.	8	1,092
Procter & Gamble Co.	15	1,753
The Coca-Cola Company	24	1,082
Other Securities		2,464
		6,827
Industrials 7.6%
3M Company	3	534
Caterpillar Inc.	3	414
Union Pacific Corporation	4	694
United Parcel Service Inc. - Class B	4	465
Other Securities		4,522
		6,629
Real Estate 3.4%
American Tower Corporation	3	681
ProLogis Inc.	4	411
Other Securities		1,862
		2,954
Materials 3.0%
Linde Public Limited Company	3	673
Other Securities		1,989
		2,662
Utilities 1.9%
Other Securities		1,663
Energy 1.8%
Other Securities		1,566
Total Common Stocks (cost $78,711)		86,240
INVESTMENT COMPANIES 0.6%
iShares MSCI KLD 400 Social ETF (c)	4	470
Total Investment Companies (cost $466)		470
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (d)	489	489
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (d)	346	346
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	44	44
Total Short Term Investments (cost $879)		879
Total Investments 100.6% (cost $80,056)		87,589
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (0.6)%		(510)
Total Net Assets 100.0%		87,083

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of June 30, 2020.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon MSCI KLD 400 Social Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	197	55	18	3	(7)	(42)	185	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/Mellon MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	2	September 2020	302	4	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI World Index Fund *
COMMON STOCKS 98.5%
United States of America 62.9%
Abbott Laboratories	13	1,222
AbbVie Inc.	13	1,314
Adobe Inc. (a)	4	1,581
Alphabet Inc. - Class A (a)	2	3,208
Alphabet Inc. - Class C (a)	2	3,273
Amazon.com, Inc. (a)	3	8,809
Amgen Inc.	4	1,054
Apple Inc.	33	12,047
AT&T Inc.	54	1,634
Bank of America Corporation	59	1,406
Berkshire Hathaway Inc. - Class B (a)	10	1,865
Chevron Corporation	14	1,271
Cisco Systems, Inc.	32	1,490
Comcast Corporation - Class A	34	1,342
Elanco Animal Health (a)	3	65
Eli Lilly & Co.	7	1,070
Exxon Mobil Corporation	32	1,426
Facebook, Inc. - Class A (a)	18	4,121
Intel Corporation	32	1,929
Johnson & Johnson	20	2,794
JPMorgan Chase & Co.	23	2,180
MasterCard Incorporated - Class A	7	1,995
McDonald's Corporation	6	1,042
Merck & Co., Inc.	19	1,477
Microsoft Corporation	55	11,098
Netflix, Inc. (a)	3	1,504
NVIDIA Corporation	5	1,752
Paypal Holdings, Inc. (a)	8	1,471
PepsiCo, Inc.	11	1,393
Pfizer Inc.	42	1,363
Procter & Gamble Co.	19	2,226
Salesforce.Com, Inc. (a)	6	1,196
Tesla Inc. (a)	1	1,202
The Bank of New York Mellon Corporation (b)	6	237
The Coca-Cola Company	31	1,372
The Home Depot, Inc.	8	2,060
Thermo Fisher Scientific Inc.	3	1,095
UnitedHealth Group Incorporated	7	2,109
Verizon Communications Inc.	31	1,718
Visa Inc. - Class A	13	2,485
Walmart Inc.	11	1,288
Walt Disney Co.	14	1,517
Other Securities		104,810
		201,511
Japan 7.9%
Chugai Pharmaceutical Co. Ltd.	5	273
Hino Motors Ltd.	2	16
Toyota Motor Corp.	16	1,003
Other Securities		23,888
		25,180
United Kingdom 4.7%
AstraZeneca PLC	10	1,043
Prudential Public Limited Company (b)	20	297
Unilever N.V.	11	585
Unilever PLC	9	479
Other Securities		12,749
		15,153
Switzerland 3.4%
Alcon AG (a)	4	212
Nestle SA	22	2,489
Novartis AG	16	1,417
Roche Holding AG	5	1,835
Other Securities		4,773
		10,726
France 3.2%
Other Securities		10,275
Canada 3.2%
Imperial Oil Ltd.	2	35
Other Securities		10,082
		10,117
Germany 2.7%
SAP SE	8	1,113
Other Securities		7,495
		8,608
Australia 2.2%
Other Securities		7,088
Netherlands 1.7%
ASML Holding	3	1,191
Other Securities		4,162
		5,353
Hong Kong 1.0%
Other Securities		3,216
Sweden 0.9%
Other Securities		3,031
Ireland 0.9%
Accenture Public Limited Company - Class A	5	1,033
Other Securities		1,837
		2,870
Spain 0.7%
Other Securities		2,394
Denmark 0.7%
Other Securities		2,337
Italy 0.7%
Other Securities		2,109
Singapore 0.3%
Other Securities		1,118
Finland 0.3%
Other Securities		985
Belgium 0.3%
Other Securities		893
Israel 0.2%
Other Securities		612
Norway 0.2%
Other Securities		513
Argentina 0.1%
Other Securities		330
New Zealand 0.1%
Other Securities		320
Austria 0.1%
Other Securities		179
Portugal 0.1%
Other Securities		174
Bermuda 0.0%
Other Securities		152
Luxembourg 0.0%
Other Securities		93
Macau 0.0%
Other Securities		89
China 0.0%
Other Securities		58
United Arab Emirates 0.0%
Other Securities		—
Total Common Stocks (cost $282,497)		315,484
PREFERRED STOCKS 0.2%
Germany 0.2%
Other Securities		540
Switzerland 0.0%
Other Securities		138
Total Preferred Stocks (cost $721)		678
RIGHTS 0.0%
Spain 0.0%
Other Securities		15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
United States of America 0.0%
Other Securities		1
Total Rights (cost $17)		16
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	3,205	3,205
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	2,523	2,523
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (d) (e)	325	325
Total Short Term Investments (cost $6,053)		6,053
Total Investments 100.6% (cost $289,288)		322,231
Other Derivative Instruments 0.0%		36
Other Assets and Liabilities, Net (0.6)%		(2,103)
Total Net Assets 100.0%		320,164

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon MSCI World Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	354	—	36	4	(10)	(71)	237	0.1
Prudential Public Limited Company	401	—	17	5	(10)	(77)	297	0.1
	755	—	53	9	(20)	(148)	534	0.2

JNL/Mellon MSCI World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	23	18	—

JNL/Mellon MSCI World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	18	September 2020	EUR	580	2	—
FTSE 100 Index	3	September 2020	GBP	186	(1)	(2)
S&P 500 Index	17	September 2020		2,593	37	33
S&P/ASX 200 Index	1	September 2020	AUD	147	1	1
S&P/TSX 60 Index	1	September 2020	CAD	183	1	2
Topix Index	3	September 2020	JPY	48,147	2	(13)
					42	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/Mellon MSCI World Index Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	09/16/20	AUD	55	38	(1)
CAD/USD	JPM	09/16/20	CAD	46	34	—
EUR/USD	CIT	09/16/20	EUR	337	380	(5)
EUR/USD	CIT	09/16/20	EUR	485	546	2
EUR/USD	UBS	09/16/20	EUR	290	326	1
GBP/USD	CIT	09/16/20	GBP	62	77	1
GBP/USD	RBC	09/16/20	GBP	118	146	(4)
JPY/USD	CIT	09/16/20	JPY	15,910	148	(1)
JPY/USD	UBS	09/16/20	JPY	41,428	384	(3)
USD/EUR	BMO	09/16/20	EUR	(225)	(254)	1
USD/EUR	BOA	09/16/20	EUR	(66)	(74)	1
USD/EUR	CIT	09/16/20	EUR	(32)	(36)	—
USD/EUR	JPM	09/16/20	EUR	(65)	(73)	—
USD/EUR	SCB	09/16/20	EUR	(33)	(37)	—
USD/GBP	BOA	09/16/20	GBP	(61)	(75)	1
USD/JPY	BMO	09/16/20	JPY	(15,590)	(145)	1
					1,385	(6)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.1%
Information Technology 47.9%
Adobe Inc. (a)	208	90,574
Advanced Micro Devices, Inc. (a)	496	26,082
Analog Devices, Inc.	156	19,188
ANSYS, Inc. (a)	36	10,549
Apple Inc.	1,464	534,135
Applied Materials, Inc.	390	23,556
ASML Holding - ADR	32	11,622
Autodesk, Inc. (a)	93	22,311
Automatic Data Processing, Inc.	186	27,751
Broadcom Inc.	172	54,322
Cadence Design Systems Inc. (a)	118	11,313
CDW Corp.	63	7,342
Check Point Software Technologies Ltd (a)	62	6,646
Cisco Systems, Inc.	1,826	85,152
Citrix Systems Inc.	52	7,752
Cognizant Technology Solutions Corp. - Class A	229	13,025
DocuSign, Inc. (a)	76	13,115
Fiserv, Inc. (a)	293	28,613
Intel Corporation	1,826	109,258
Intuit Inc.	112	33,294
KLA-Tencor Corp.	67	13,001
Lam Research Corp.	63	20,375
Maxim Integrated Products, Inc.	112	6,788
Microchip Technology Incorporated	101	10,632
Micron Technology, Inc. (a)	480	24,724
Microsoft Corporation	2,560	521,065
NetApp, Inc.	89	3,957
NetEase, Inc. - ADR	31	13,347
NVIDIA Corporation	263	100,087
NXP Semiconductors N.V.	119	13,601
Paychex Inc.	156	11,789
Paypal Holdings, Inc. (a)	505	87,994
Qualcomm Incorporated	486	44,315
Skyworks Solutions, Inc.	75	9,574
Splunk Inc. (a)	68	13,462
Synopsys Inc. (a)	64	12,500
Texas Instruments Incorporated	396	50,339
Western Digital Corporation	127	5,620
Workday, Inc. - Class A (a)	74	13,838
Xilinx, Inc.	109	10,762
Zoom Video Communications, Inc. - Class A (a)	73	18,414
		2,141,784
Communication Services 20.2%
Activision Blizzard, Inc.	332	25,233
Alphabet Inc. - Class A (a)	116	164,559
Alphabet Inc. - Class C (a)	114	160,783
Baidu, Inc. - Class A - ADR (a)	116	13,870
Booking Holdings Inc. (a)	18	28,216
Charter Communications, Inc. - Class A (a)	89	45,485
Comcast Corporation - Class A	1,956	76,251
Electronic Arts Inc. (a)	126	16,582
Expedia Group, Inc.	55	4,549
Facebook, Inc. - Class A (a)	811	184,222
Fox Corporation - Class A	141	3,774
Fox Corporation - Class B	110	2,958
Liberty Global PLC - Class A (a)	74	1,618
Liberty Global PLC - Class C (a)	189	4,054
Netflix, Inc. (a)	189	85,974
Sirius XM Holdings Inc.	1,917	11,251
Take-Two Interactive Software Inc. (a)	47	6,545
T-Mobile USA, Inc. (a)	532	55,454
VeriSign, Inc. (a)	50	10,278
		901,656
Consumer Discretionary 16.2%
Amazon.com, Inc. (a)	168	464,138
Dollar Tree Inc. (a)	101	9,393
eBay Inc.	304	15,937
JD.com, Inc. - Class A - ADR (a)	401	24,108
Lululemon Athletica Inc. (a)	53	16,667
Marriott International, Inc. - Class A	141	12,044
MercadoLibre S.R.L (a)	22	21,210
O'Reilly Automotive, Inc. (a)	32	13,452
Ross Stores Inc.	156	13,255
Starbucks Corporation	506	37,241
Tesla Inc. (a)	79	85,606
Trip.Com Group Limited - ADR (a)	223	5,767
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	26	5,185
		724,003
Health Care 7.2%
Alexion Pharmaceuticals, Inc. (a)	96	10,800
Align Technology, Inc. (a)	35	9,512
Amgen Inc.	254	59,934
Biogen Inc. (a)	71	18,971
BioMarin Pharmaceutical Inc. (a)	80	9,809
Cerner Corp.	137	9,409
DexCom Inc. (a)	39	15,791
Gilead Sciences, Inc.	545	41,921
IDEXX Laboratories, Inc. (a)	36	12,023
Illumina, Inc. (a)	64	23,533
Incyte Corporation (a)	91	9,496
Intuitive Surgical, Inc. (a)	50	28,533
Regeneron Pharmaceuticals, Inc. (a)	44	27,356
Seattle Genetics Inc. (a)	76	12,845
Vertex Pharmaceuticals Incorporated (a)	112	32,494
		322,427
Consumer Staples 4.9%
Costco Wholesale Corporation	190	57,705
Kraft Heinz Foods Company	529	16,862
Mondelez International, Inc. - Class A	618	31,616
Monster Beverage 1990 Corporation (a)	233	16,123
PepsiCo, Inc.	598	79,131
Walgreens Boots Alliance, Inc.	377	15,974
		217,411
Industrials 2.0%
Cintas Corp.	44	11,793
Copart Inc. (a)	100	8,328
CoStar Group, Inc. (a)	17	11,810
CSX Corp.	328	22,896
Fastenal Co.	246	10,516
PACCAR Inc.	148	11,072
Verisk Analytics, Inc.	71	12,057
		88,472
Utilities 0.7%
Exelon Corporation	414	15,040
Xcel Energy Inc.	223	13,962
		29,002
Total Common Stocks (cost $2,680,499)		4,424,755
RIGHTS 0.0%
T-Mobile USA, Inc. (a)	532	89
Total Rights (cost $0)		89
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	34,415	34,415
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (d) (e)	3,167	3,164
Total Short Term Investments (cost $37,578)		37,579
Total Investments 99.9% (cost $2,718,077)		4,462,423
Other Derivative Instruments 0.0%		714
Other Assets and Liabilities, Net 0.1%		3,633
Total Net Assets 100.0%		4,466,770

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	205	September 2020	40,561	714	1,042

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund *
COMMON STOCKS 99.2%
Real Estate 99.2%
Alexandria Real Estate Equities, Inc.	12	1,921
American Homes 4 Rent - Class A	26	698
American Tower Corporation	43	11,067
Americold Realty Trust	19	699
Apartment Investment and Management Company - Class A	14	541
AvalonBay Communities, Inc.	14	2,099
Boston Properties Inc.	14	1,287
Camden Property Trust	9	859
CBRE Group, Inc. - Class A (a)	32	1,467
Crown Castle International Corp.	40	6,723
Cyrusone LLC	11	809
Digital Realty Trust Inc. (b)	25	3,605
Duke Realty Corp.	36	1,262
Equinix, Inc.	8	5,797
Equity Lifestyle Properties, Inc.	17	1,044
Equity Residential	36	2,111
Essex Property Trust Inc.	6	1,469
Extra Space Storage Inc.	13	1,159
Federal Realty Investment Trust	7	591
Gaming and Leisure Properties, Inc.	20	693
Healthcare Trust of America, Inc. - Class A	21	559
Healthpeak Properties, Inc.	49	1,349
Host Hotels & Resorts, Inc.	69	741
Invitation Homes Inc.	52	1,445
Iron Mountain Incorporated (b)	28	725
JBG Smith Properties	12	351
Jones Lang LaSalle Incorporated (b)	5	513
Kilroy Realty Corporation	9	541
Kimco Realty Corporation	42	536
Lamar Advertising Co. - Class A	8	555
Medical Properties Trust, Inc.	50	947
Mid-America Apartment Communities, Inc.	11	1,269
National Retail Properties, Inc.	17	588
Omega Healthcare Investors, Inc.	22	651
ProLogis Inc.	71	6,662
Public Storage	15	2,914
Realty Income Corporation	32	1,920
Regency Centers Corp.	16	743
SBA Communications Corporation	11	3,220
Simon Property Group, Inc.	30	2,024
STORE Capital Corp.	22	533
Sun Communities Inc.	9	1,226
UDR, Inc.	29	1,066
Ventas, Inc.	36	1,322
VEREIT, Inc.	104	666
VICI Properties Inc.	45	915
Vornado Realty Trust	16	599
W.P. Carey Inc.	17	1,128
Welltower Inc.	40	2,049
Weyerhaeuser Company	72	1,623
Other Securities		20,549
Total Common Stocks (cost $123,104)		105,830
INVESTMENT COMPANIES 0.0%
Other Securities		29
Total Investment Companies (cost $27)		29
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	998	998
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	306	306
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	96	96
Total Short Term Investments (cost $1,400)		1,400
Total Investments 100.5% (cost $124,531)		107,259
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net (0.5)%		(553)
Total Net Assets 100.0%		106,720

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	22	September 2020	937	14	(11)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 400 MidCap Index Fund *
COMMON STOCKS 99.4%
Information Technology 16.7%
Ceridian HCM Holding Inc. (a)	183	14,505
Ciena Corp. (a)	277	15,007
Cognex Corp.	309	18,483
Fair Isaac Corporation (a)	52	21,857
Monolithic Power Systems Inc.	75	17,767
PTC Inc. (a)	188	14,602
SolarEdge Technologies Ltd. (a) (b)	89	12,412
Teradyne Inc.	300	25,380
Trimble Inc. (a)	450	19,446
Wex, Inc. (a)	78	12,942
Other Securities		301,254
		473,655
Consumer Discretionary 15.1%
Caesars Entertainment Corp. (a)	1,011	12,264
ETSY, Inc. (a)	214	22,727
Grubhub Holdings Inc. (a)	166	11,653
Pool Corporation	72	19,575
Service Corp. International	321	12,499
Other Securities		349,476
		428,194
Financials 15.0%
Alleghany Corporation	26	12,610
Brown & Brown Inc.	424	17,283
FactSet Research Systems Inc.	68	22,427
RenaissanceRe Holdings Ltd	91	15,505
SEI Investments Co.	226	12,427
Other Securities		345,639
		425,891
Industrials 14.5%
Carlisle Cos. Inc.	99	11,857
Generac Holdings Inc. (a) (b)	113	13,777
Graco Inc.	300	14,414
Hubbell Inc.	97	12,209
Lennox International Inc.	63	14,632
Nordson Corp.	93	17,556
Toro Co.	193	12,816
Trex Company, Inc. (a) (b)	104	13,586
XPO Logistics Inc. (a)	165	12,769
Other Securities		287,965
		411,581
Health Care 11.1%
Bio-Techne Corporation	69	18,195
Catalent Inc. (a)	291	21,347
Charles River Laboratories International Inc. (a)	89	15,551
Chemed Corporation	29	12,931
Exelixis, Inc. (a)	553	13,122
Hill-Rom Holdings Inc.	120	13,123
Masimo Corp. (a)	90	20,457
Molina Healthcare, Inc. (a)	107	19,027
Quidel Corporation (a)	68	15,110
Other Securities		165,546
		314,409
Real Estate 9.8%
Camden Property Trust	176	16,013
Cyrusone LLC	208	15,104
Medical Properties Trust, Inc.	952	17,899
Omega Healthcare Investors, Inc.	409	12,152
Other Securities		218,274
		279,442
Materials 6.1%
AptarGroup, Inc.	116	12,957
Ashland Global Holdings Inc.	109	7,530
Royal Gold Inc.	118	14,698
RPM International Inc.	233	17,523
Valvoline, Inc.	337	6,510
Other Securities		114,204
		173,422
Utilities 4.1%
Essential Utilities, Inc.	402	16,970
UGI Corp.	374	11,902
Other Securities		88,548
		117,420
Consumer Staples 3.7%
Other Securities		105,947
Communication Services 1.9%
Cable One, Inc.	9	16,822
Other Securities		35,891
		52,713
Energy 1.4%
Other Securities		40,658
Total Common Stocks (cost $2,742,146)		2,823,332
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	39,648	39,648
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	11,557	11,557
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	1,845	1,843
Total Short Term Investments (cost $53,048)		53,048
Total Investments 101.3% (cost $2,795,194)		2,876,380
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (1.3)%		(35,847)
Total Net Assets 100.0%		2,840,532

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 400 MidCap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	113	September 2020	20,073	(1)	30

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund *
COMMON STOCKS 98.8%
Information Technology 26.0%
Accenture Public Limited Company - Class A	220	47,164
Adobe Inc. (a)	166	72,329
Apple Inc.	1,407	513,094
Broadcom Inc.	138	43,502
Cisco Systems, Inc.	1,462	68,208
Intel Corporation	1,462	87,463
MasterCard Incorporated - Class A	305	90,062
Microsoft Corporation	2,615	532,267
NVIDIA Corporation	212	80,575
Oracle Corporation	719	39,748
Paypal Holdings, Inc. (a)	405	70,545
Salesforce.Com, Inc. (a)	311	58,177
Texas Instruments Incorporated	317	40,219
Other Securities		580,974
		2,324,327
Health Care 14.4%
Abbott Laboratories	610	55,768
AbbVie Inc.	608	59,667
Amgen Inc.	204	48,128
Bristol-Myers Squibb Company	782	45,958
Eli Lilly & Co.	290	47,644
Johnson & Johnson	908	127,757
Medtronic Public Limited Company	460	42,212
Merck & Co., Inc.	874	67,571
Pfizer Inc.	1,915	62,630
Thermo Fisher Scientific Inc.	136	49,383
UnitedHealth Group Incorporated	327	96,456
Other Securities		589,814
		1,292,988
Financials 11.3%
Bank of America Corporation	2,697	64,058
Berkshire Hathaway Inc. - Class B (a) (b)	671	119,772
JPMorgan Chase & Co.	1,052	98,964
The Bank of New York Mellon Corporation (c)	284	10,996
Visa Inc. - Class A (b)	582	112,451
Other Securities		603,238
		1,009,479
Communication Services 11.0%
Alphabet Inc. - Class A (a)	103	146,714
Alphabet Inc. - Class C (a) (b)	101	142,701
AT&T Inc.	2,460	74,360
Comcast Corporation - Class A	1,570	61,218
Facebook, Inc. - Class A (a)	829	188,282
Netflix, Inc. (a)	152	69,005
Verizon Communications Inc.	1,427	78,665
Walt Disney Co.	623	69,451
Other Securities		156,078
		986,474
Consumer Discretionary 10.2%
Amazon.com, Inc. (a) (b)	144	398,506
McDonald's Corporation	257	47,326
NIKE, Inc. - Class B	428	41,964
The Home Depot, Inc.	371	92,965
Other Securities		332,220
		912,981
Industrials 7.5%
Other Securities		668,829
Consumer Staples 7.3%
Costco Wholesale Corporation	152	46,001
PepsiCo, Inc.	479	63,304
Procter & Gamble Co.	856	102,301
The Coca-Cola Company	1,333	59,552
Walmart Inc.	487	58,326
Other Securities		322,457
		651,941
Utilities 3.0%
NextEra Energy, Inc.	168	40,326
Other Securities		228,904
		269,230
Real Estate 2.8%
Other Securities		249,862
Energy 2.8%
Chevron Corporation	644	57,478
Exxon Mobil Corporation	1,458	65,205
Other Securities		126,352
		249,035
Materials 2.5%
Other Securities		222,923
Total Common Stocks (cost $5,821,328)		8,838,069
RIGHTS 0.0%
Other Securities		22
Total Rights (cost $0)		22
SHORT TERM INVESTMENTS 3.5%
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	52,726	52,726
Repurchase Agreement with CIT, 0.57% (Collateralized by publicly traded equities and U.S. Treasury securities with a value of 179,948) acquired on 06/30/20, due 09/30/20 at $165,240	165,000	165,000
		217,726
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	88,265	88,265
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	8,997	8,987
Total Short Term Investments (cost $314,980)		314,978
Total Investments 102.3% (cost $6,136,308)		9,153,069
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (2.3)%		(208,359)
Total Net Assets 100.0%		8,944,709

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 500 Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	14,405	—	68	177	33	(3,374)	10,996	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	709	September 2020	107,744	(1)	1,803

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Small Cap Index Fund *
COMMON STOCKS 99.1%
Industrials 17.1%
ABM Industries Incorporated	211	7,643
Aerojet Rocketdyne Holdings, Inc. (a)	229	9,089
Applied Industrial Technologies, Inc.	124	7,734
Exponent, Inc.	164	13,295
John Bean Technologies Corp.	101	8,722
Proto Labs Inc. (a)	85	9,583
Saia, Inc. (a)	83	9,178
Simpson Manufacturing Co. Inc.	126	10,643
UniFirst Corp.	49	8,719
Other Securities		271,105
		355,711
Consumer Discretionary 14.8%
Crocs Inc. (a)	217	7,983
Fox Factory Holding Corp. (a)	131	10,843
LCI Industries	80	9,250
Lithia Motors Inc. - Class A	71	10,695
Meritage Homes Corporation (a)	113	8,585
Stamps.com Inc. (a)	52	9,552
Wingstop Inc.	94	13,065
YETI Holdings, Inc. (a)	214	9,141
Other Securities		229,429
		308,543
Information Technology 14.0%
Advanced Energy Industries, Inc. (a)	123	8,335
Alarm.Com Holdings, Inc. (a)	136	8,818
Brooks Automation Inc.	236	10,425
LivePerson, Inc. (a)	196	8,139
Power Integrations Inc.	94	11,160
SPS Commerce, Inc. (a)	112	8,379
Viavi Solutions Inc. (a)	727	9,257
Other Securities		226,498
		291,011
Financials 13.9%
Community Bank System Inc.	166	9,452
CVB Financial Corp.	412	7,712
eHealth, Inc. (a)	81	7,969
Kinsale Capital Group, Inc.	65	10,163
Other Securities		253,036
		288,332
Health Care 13.0%
Emergent BioSolutions Inc. (a)	141	11,184
HMS Holdings Corp. (a)	283	9,153
Integer Holdings Corporation (a)	105	7,645
Medpace Holdings, Inc. (a)	87	8,076
Merit Medical Systems Inc. (a)	175	7,966
Momenta Pharmaceuticals, Inc. (a)	373	12,413
Neogen Corp. (a)	168	13,055
Neogenomics Laboratories, Inc. (a)	347	10,750
Omnicell, Inc. (a)	135	9,559
Other Securities		181,224
		271,025
Real Estate 9.4%
Agree Realty Corporation	172	11,304
Lexington Realty Trust	883	9,312
Other Securities		174,249
		194,865
Materials 5.4%
Balchem Corporation	103	9,794
Quaker Chemical Corp. (b)	41	7,629
UFP Industries, Inc.	195	9,642
Other Securities		85,417
		112,482
Consumer Staples 3.7%
WD-40 Co. (b)	44	8,716
Other Securities		67,432
		76,148
Energy 3.0%
Other Securities		62,486
Communication Services 2.6%
Cogent Communications Group, Inc.	134	10,356
Iridium Communications Inc. (a)	313	7,954
Other Securities		36,582
		54,892
Utilities 2.2%
American States Water Company	118	9,285
Avista Corporation	213	7,738
El Paso Electric Company	131	8,747
Other Securities		20,136
		45,906
Total Common Stocks (cost $2,211,917)		2,061,401
INVESTMENT COMPANIES 0.4%
iShares S&P SmallCap 600 Index ETF (b)	112	7,662
Total Investment Companies (cost $7,856)		7,662
SHORT TERM INVESTMENTS 4.9%
Securities Lending Collateral 4.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	94,236	94,236
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	6,920	6,920
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.05%, 12/31/20 (e) (f)	186	186
0.16%, 02/25/21 (e) (f)	818	817
		1,003
Total Short Term Investments (cost $102,159)		102,159
Total Investments 104.4% (cost $2,321,932)		2,171,222
Other Derivative Instruments 0.0%		107
Other Assets and Liabilities, Net (4.4)%		(92,602)
Total Net Assets 100.0%		2,078,727

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	148	September 2020	10,211	107	427

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.9%
Utilities 99.8%
ALLETE, Inc.	18	965
Alliant Energy Corporation	83	3,996
Ameren Corporation	84	5,911
American Electric Power Company, Inc.	169	13,426
American States Water Company	13	990
American Water Works Company, Inc.	62	7,931
Atmos Energy Corporation	42	4,150
Avista Corporation	23	831
Black Hills Corporation	21	1,206
California Water Service Group	16	788
CenterPoint Energy, Inc.	172	3,207
Chesapeake Utilities Corporation (a)	6	478
Clearway Energy, Inc. - Class A	11	235
Clearway Energy, Inc. - Class C	25	574
CMS Energy Corp.	97	5,650
Consolidated Edison, Inc.	114	8,177
Dominion Energy, Inc.	286	23,200
DTE Energy Company	65	7,039
Duke Energy Corporation	250	19,972
Edison International	123	6,708
El Paso Electric Company	13	890
Entergy Corporation	68	6,383
Essential Utilities, Inc.	76	3,209
Evergy, Inc.	78	4,605
Eversource Energy	112	9,357
Exelon Corporation	332	12,039
FirstEnergy Corp.	184	7,143
Hawaiian Electric Industries Inc.	37	1,352
IDACORP Inc.	17	1,492
MDU Resources Group Inc.	68	1,512
MGE Energy, Inc.	12	767
Middlesex Water Co.	6	388
National Fuel Gas Company (a)	26	1,101
New Jersey Resources Corp.	33	1,074
Nextera Energy Partners, LP (a)	21	1,074
NextEra Energy, Inc.	167	40,041
NiSource Inc.	130	2,964
Northwest Natural Holding Company (a)	11	589
NorthWestern Corp.	17	934
NRG Energy, Inc.	84	2,750
OGE Energy Corp.	68	2,061
One Gas, Inc.	18	1,399
Ormat Technologies Inc.	14	894
Otter Tail Corp.	13	489
Pinnacle West Capital Corp.	38	2,820
PNM Resources, Inc.	26	1,007
Portland General Electric Co.	30	1,271
PPL Corporation	262	6,758
Public Service Enterprise Group Inc.	172	8,457
Sempra Energy	99	11,667
SJW Corp.	9	540
South Jersey Industries Inc.	32	796
Southwest Gas Corp.	19	1,283
Spire, Inc.	17	1,133
Star Group, L.P.	15	128
Terraform Power, Inc. - Class A	31	566
The AES Corporation	227	3,290
The Southern Company	360	18,643
UGI Corp.	71	2,254
Unitil Corp.	5	231
Vistra Energy Corp.	150	2,786
WEC Energy Group Inc.	107	9,415
Xcel Energy Inc.	179	11,166
York Water Co.	4	211
		304,363
Energy 0.1%
Sunnova Energy International Inc. (b)	10	177
Consumer Staples 0.0%
Cadiz Inc. (a) (b)	13	130
Total Common Stocks (cost $324,100)		304,670
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	1,870	1,870
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,797	1,797
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	283	283
Total Short Term Investments (cost $3,950)		3,950
Total Investments 101.2% (cost $328,050)		308,620
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net (1.2)%		(3,540)
Total Net Assets 100.0%		305,089

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	38	September 2020	2,222	9	(65)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund *
COMMON STOCKS 98.9%
Financials 19.6%
Apollo Global Management, Inc.	297	14,841
Arthur J Gallagher & Co.	164	15,954
Assurant, Inc.	115	11,858
Equitable Holdings, Inc.	614	11,848
Everest Re Group, Ltd.	57	11,738
NASDAQ Inc.	174	20,828
Northern Trust Corp.	142	11,243
Signature Bank	107	11,421
The Hartford Financial Services Group, Inc.	352	13,555
Truist Financial Corporation	326	12,232
Willis Towers Watson Public Limited Company	73	14,300
Other Securities		123,400
		273,218
Industrials 12.6%
Eaton Corporation Public Limited Company	168	14,655
HD Supply Holdings, Inc (a)	393	13,624
Kansas City Southern	110	16,400
L3Harris Technologies, Inc.	99	16,857
Masco Corporation	275	13,795
Owens Corning Inc.	195	10,881
Other Securities		90,132
		176,344
Information Technology 10.8%
Amdocs Limited	232	14,105
Analog Devices, Inc.	96	11,746
KBR, Inc.	610	13,757
Leidos Holdings Inc.	150	14,061
Marvell Technology Group Ltd	480	16,826
Maxim Integrated Products, Inc.	202	12,268
Motorola Solutions Inc.	83	11,573
NXP Semiconductors N.V.	96	10,928
Zebra Technologies Corp. - Class A (a)	53	13,636
Other Securities		32,089
		150,989
Consumer Discretionary 9.6%
Brunswick Corp.	180	11,490
Stanley Black & Decker, Inc.	118	16,397
Toll Brothers Inc.	366	11,928
Other Securities		94,476
		134,291
Utilities 9.6%
CenterPoint Energy, Inc. (a) (b)	238	4,227
CenterPoint Energy, Inc.	408	7,626
CMS Energy Corp.	267	15,586
Eversource Energy	196	16,357
Pinnacle West Capital Corp.	204	14,923
Public Service Enterprise Group Inc.	305	14,982
Other Securities		59,468
		133,169
Materials 8.5%
Corteva, Inc.	374	10,015
DuPont de Nemours, Inc.	214	11,391
Eastman Chemical Co.	218	15,156
FMC Corporation	138	13,725
Graphic Packaging Holding Company	788	11,023
Other Securities		57,772
		119,082
Consumer Staples 7.8%
Archer-Daniels-Midland Company	310	12,350
The Kroger Co.	382	12,926
Other Securities		83,286
		108,562
Health Care 7.7%
PRA Health Sciences, Inc. (a)	115	11,142
Quest Diagnostics Incorporated	102	11,668
Zimmer Biomet Holdings, Inc.	125	14,913
Other Securities		69,924
		107,647
Real Estate 7.0%
Life Storage Inc.	156	14,824
Medical Properties Trust, Inc.	597	11,227
Mid-America Apartment Communities, Inc.	114	13,093
Sun Communities Inc.	104	14,089
VICI Properties Inc.	581	11,726
W.P. Carey Inc.	173	11,726
Other Securities		20,865
		97,550
Energy 4.4%
Other Securities		60,759
Communication Services 1.3%
Other Securities		18,060
Total Common Stocks (cost $1,401,599)		1,379,671
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	21,509	21,509
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	372	372
Total Short Term Investments (cost $21,881)		21,881
Total Investments 100.4% (cost $1,423,480)		1,401,552
Other Assets and Liabilities, Net (0.4)%		(6,118)
Total Net Assets 100.0%		1,395,434

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.2%
Information Technology 19.8%
Applied Materials, Inc.	168	10,139
Aspen Technology, Inc. (a)	94	9,781
Blackbaud, Inc. (b)	320	18,279
Guidewire Software, Inc. (a)	185	20,456
Intel Corporation	315	18,847
Microchip Technology Incorporated (b)	221	23,280
Microsoft Corporation	52	10,546
Salesforce.Com, Inc. (a)	106	19,870
ServiceNow, Inc. (a)	53	21,577
		152,775
Health Care 17.9%
Biogen Inc. (a)	60	16,096
Bristol-Myers Squibb Company	168	9,876
Cerner Corp.	141	9,635
Gilead Sciences, Inc.	231	17,772
Medtronic Public Limited Company	201	18,396
Merck & Co., Inc.	228	17,620
Pfizer Inc.	538	17,605
Veeva Systems Inc. - Class A (a)	52	12,209
Zimmer Biomet Holdings, Inc.	161	19,240
		138,449
Financials 16.8%
American Express Company	199	18,948
Bank of America Corporation	779	18,498
Berkshire Hathaway Inc. - Class B (a)	97	17,369
BlackRock, Inc.	21	11,312
State Street Corporation	170	10,773
The Charles Schwab Corporation (b)	519	17,499
U.S. Bancorp	500	18,415
Wells Fargo & Company	647	16,557
		129,371
Industrials 11.5%
Caterpillar Inc.	155	19,580
Emerson Electric Co.	171	10,637
General Dynamics Corporation	131	19,586
Raytheon BBN Technologies Corp.	238	14,695
The Boeing Company	133	24,315
		88,813
Consumer Staples 11.0%
Altria Group, Inc.	459	18,026
Constellation Brands, Inc. - Class A	119	20,801
Kellogg Co.	282	18,598
Philip Morris International Inc.	256	17,963
The Coca-Cola Company	208	9,285
		84,673
Consumer Discretionary 8.4%
Amazon.com, Inc. (a)	4	10,831
Harley-Davidson, Inc.	393	9,341
NIKE, Inc. - Class B	110	10,778
Polaris Industries Inc.	158	14,604
Tiffany & Co.	83	10,176
Yum! Brands, Inc.	107	9,333
		65,063
Communication Services 5.2%
Comcast Corporation - Class A	244	9,522
Facebook, Inc. - Class A (a)	50	11,274
John Wiley & Sons Inc. - Class A	487	19,006
		39,802
Materials 4.7%
Compass Minerals International, Inc. (b)	370	18,026
Corteva, Inc.	675	18,079
		36,105
Energy 2.7%
Cheniere Energy, Inc. (a)	429	20,726
Utilities 1.2%
Dominion Energy, Inc.	115	9,371
Total Common Stocks (cost $748,002)		765,148
SHORT TERM INVESTMENTS 2.4%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	13,390	13,390
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	4,887	4,887
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	524	523
Total Short Term Investments (cost $18,800)		18,800
Total Investments 101.6% (cost $766,802)		783,948
Other Derivative Instruments 0.0%		95
Other Assets and Liabilities, Net (1.6)%		(12,314)
Total Net Assets 100.0%		771,729

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	44	September 2020	6,774	95	25

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund *
CORPORATE BONDS AND NOTES 60.0%
Financials 17.1%
AerCap Global Aviation Trust
6.50%, 06/15/45 (a)	280	210
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25	3,620	3,465
Bank of America Corporation
5.13%, (callable at 100 beginning 06/20/24) (b)	396	391
6.25%, (callable at 100 beginning 09/05/24) (b)	467	484
3.71%, 04/24/28	2,495	2,821
3.97%, 03/05/29	1,920	2,203
2.50%, 02/13/31	1,710	1,793
BNP Paribas
4.50%, (callable at 100 beginning 02/25/30) (a) (b) (c)	200	175
7.38%, (callable at 100 beginning 08/19/25) (a) (b)	342	375
3.05%, 01/13/31 (a) (c)	2,680	2,818
Citigroup Inc.
4.70%, (callable at 100 beginning 01/30/25) (b)	305	272
5.00%, (callable at 100 beginning 09/12/24) (b)	403	378
5.90%, (callable at 100 beginning 02/15/23) (b)	336	338
1.95%, (3M USD LIBOR + 0.96%), 04/25/22 (d)	1,715	1,724
3.89%, 01/10/28 (d)	3,800	4,276
3.52%, 10/27/28	1,385	1,535
2.98%, 11/05/30	2,185	2,321
4.41%, 03/31/31	2,950	3,484
Diamond Finance International Limited
5.45%, 06/15/23 (a)	4,630	5,064
Ford Motor Credit Company LLC
3.20%, 01/15/21	60	59
5.75%, 02/01/21	200	201
3.34%, 03/18/21	200	198
3.47%, 04/05/21	200	197
5.88%, 08/02/21	325	328
3.81%, 10/12/21	355	350
3.09%, 01/09/23	200	190
3.10%, 05/04/23	200	190
3.66%, 09/08/24	200	188
4.69%, 06/09/25	200	195
5.13%, 06/16/25 (e)	620	619
4.39%, 01/08/26	250	238
5.11%, 05/03/29	390	383
General Motors Financial Company, Inc.
5.10%, 01/17/24	1,335	1,427
JPMorgan Chase & Co.
4.60%, (callable at 100 beginning 02/01/25) (b)	243	217
4.63%, (callable at 100 beginning 11/01/22) (b)	459	431
5.00%, (callable at 100 beginning 08/01/24) (b)	436	420
1.89%, (3M USD LIBOR + 0.90%), 04/25/23 (d)	3,695	3,691
4.49%, 03/24/31	1,140	1,390
2.96%, 05/13/31	2,490	2,639
3.11%, 04/22/41	2,740	2,971
Morgan Stanley
4.83%, (3M USD LIBOR + 3.61%), (callable at 100 beginning 10/15/20) (b) (d)	1,405	1,247
0.76%, (SOFR + 0.70%), 01/20/23 (d)	3,980	3,965
3.59%, 07/22/28 (d)	4,555	5,125
3.62%, 04/01/31	1,140	1,305
Synchrony Financial
2.85%, 07/25/22	5,355	5,446
The Goldman Sachs Group, Inc.
4.95%, (callable at 100 beginning 02/10/25) (b)	225	217
5.30%, (callable at 100 beginning 11/10/26) (b)	299	302
5.50%, (callable at 100 beginning 08/10/24) (b)	156	161
1.11%, (3M USD LIBOR + 0.75%), 02/23/23 (d)	3,590	3,573
3.69%, 06/05/28 (d)	2,410	2,698
3.81%, 04/23/29	2,760	3,120
4.02%, 10/31/38	1,090	1,271
5.15%, 05/22/45	1,140	1,502
Volkswagen Group of America, Inc.
2.70%, 09/26/22 (a)	3,890	4,019
3.35%, 05/13/25 (a)	3,160	3,388
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (b)	384	375
2.13%, (3M USD LIBOR + 1.11%), 01/24/23 (d)	3,440	3,469
2.57%, 02/11/31	3,345	3,497
5.01%, 04/04/51	1,100	1,516
Other Securities		34,401
		131,246
Energy 9.3%
BP Capital Markets America Inc.
3.63%, 04/06/30	1,265	1,429
BP Capital Markets P.L.C.
4.88%, (callable at 100 beginning 03/22/30) (b)	3,075	3,181
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (b)	3,465	2,737
7.13%, (callable at 100 beginning 05/15/30) (b)	4,615	3,960
3.75%, 05/15/30	2,000	1,980
Energy Transfer Operating, L.P.
6.25%, 04/15/49	1,760	1,875
Exxon Mobil Corporation
3.45%, 04/15/51 (c)	3,090	3,426
Kinder Morgan Energy Partners, L.P.
4.15%, 02/01/24	2,825	3,072
Kinder Morgan, Inc.
5.55%, 06/01/45	4,127	5,009
Marathon Petroleum Corporation
4.70%, 05/01/25	3,345	3,745
MPLX LP
4.00%, 03/15/28	665	701
4.70%, 04/15/48	3,810	3,820
Occidental Petroleum Corporation
3.20%, 08/15/26	3,065	2,477
3.50%, 08/15/29	3,105	2,272
4.30%, 08/15/39	1,140	786
Plains All American Pipeline, L.P.
4.65%, 10/15/25	2,323	2,481
3.55%, 12/15/29	6,389	6,215
Other Securities		21,895
		71,061
Communication Services 8.8%
Altice Financing S.A.
5.00%, 01/15/28 (a)	200	199
Altice France
7.38%, 05/01/26 (a)	1,330	1,385
Altice France S.A.
6.00%, 02/15/28 (a)	1,695	1,602
AT&T Inc.
1.10%, (3M USD LIBOR + 0.75%), 06/01/21 (d)	3,915	3,933
2.75%, 06/01/31	1,980	2,055
4.35%, 06/15/45	770	868
5.45%, 03/01/47	3,065	4,021
4.50%, 03/09/48	2,910	3,410
3.65%, 06/01/51	3,800	3,965
British Telecommunications Public Limited Company
3.25%, 11/08/29 (a)	3,715	4,056
CCO Holdings, LLC
5.75%, 02/15/26 (a)	310	321
5.50%, 05/01/26 (a)	355	368
5.00%, 02/01/28 (a)	1,060	1,095
4.75%, 03/01/30 (a)	95	97
4.50%, 08/15/30 (a)	1,050	1,072
4.50%, 05/01/32 (a)	790	801
Charter Communications Operating, LLC
4.80%, 03/01/50	4,685	5,312
Fox Corporation
5.58%, 01/25/49	3,280	4,587
Neptune Finco Corp.
10.88%, 10/15/25 (a)	375	403
T-Mobile USA, Inc.
4.38%, 04/15/40 (a)	1,125	1,301
4.50%, 04/15/50 (a)	2,355	2,772
ViacomCBS Inc.
4.95%, 01/15/31	1,625	1,906

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
4.20%, 05/19/32	1,790	1,998
Other Securities		20,095
		67,622
Health Care 5.0%
AbbVie Inc.
2.95%, 11/21/26 (a)	585	635
3.20%, 11/21/29 (a)	1,020	1,119
4.05%, 11/21/39 (a)	1,185	1,384
4.70%, 05/14/45	2,130	2,664
4.25%, 11/21/49 (a)	3,405	4,116
CVS Health Corporation
4.13%, 04/01/40	1,120	1,321
5.05%, 03/25/48	2,810	3,666
HCA Inc.
7.69%, 06/15/25	610	692
5.38%, 09/01/26	530	576
5.63%, 09/01/28	865	965
5.88%, 02/01/29	555	627
3.50%, 09/01/30	50	48
5.25%, 06/15/49	1,810	2,167
Mylan Inc
4.55%, 04/15/28	2,545	2,940
Mylan N.V.
3.95%, 06/15/26	1,140	1,274
Other Securities		14,205
		38,399
Industrials 4.2%
General Electric Capital Corporation
5.88%, 01/14/38	2,595	2,921
General Electric Company
4.35%, 05/01/50	2,190	2,171
The Boeing Company
3.90%, 05/01/49	790	722
3.75%, 02/01/50	340	312
5.81%, 05/01/50 (f)	3,460	4,084
TransDigm Inc.
6.25%, 03/15/26 (a)	1,070	1,070
6.38%, 06/15/26	1,000	913
7.50%, 03/15/27	610	586
5.50%, 11/15/27	800	698
Other Securities		18,872
		32,349
Consumer Staples 3.4%
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	1,990	2,339
4.75%, 04/15/58	2,930	3,537
5.80%, 01/23/59	2,285	3,223
BAT Capital Corp.
4.91%, 04/02/30	2,760	3,237
Kraft Heinz Foods Company
3.75%, 04/01/30 (a)	3,775	3,888
4.88%, 10/01/49 (a)	3,060	3,141
Other Securities		6,395
		25,760
Utilities 3.3%
DTE Energy Company
2.53%, 10/01/24 (g)	1,605	1,686
3.40%, 06/15/29	3,180	3,429
Other Securities		20,546
		25,661
Consumer Discretionary 3.3%
Ford Motor Company
9.63%, 04/22/30 (e)	465	551
7.45%, 07/16/31	120	126
General Motors Company
6.13%, 10/01/25	3,000	3,371
Other Securities		21,557
		25,605
Information Technology 3.2%
Broadcom Inc.
4.15%, 11/15/30 (a)	2,985	3,248
Microchip Technology Incorporated
4.33%, 06/01/23	2,950	3,167
Oracle Corporation
4.00%, 07/15/46	1,060	1,247
3.60%, 04/01/50	1,390	1,562
3.85%, 04/01/60	1,280	1,493
Other Securities		13,802
		24,519
Materials 1.3%
Other Securities		9,619
Real Estate 1.1%
Iron Mountain Incorporated
4.88%, 09/15/27 (a)	390	380
5.25%, 03/15/28 (a)	1,375	1,368
5.00%, 07/15/28 (a)	135	132
4.88%, 09/15/29 (a)	760	739
5.25%, 07/15/30 (a)	260	255
5.63%, 07/15/32 (a)	320	319
Other Securities		5,503
		8,696
Total Corporate Bonds And Notes (cost $447,545)		460,537
GOVERNMENT AND AGENCY OBLIGATIONS 45.6%
Mortgage-Backed Securities 26.0%
Federal National Mortgage Association, Inc.
TBA, 2.00%, 07/15/31 (h)	1,805	1,866
TBA, 2.50%, 07/15/33 (h)	19,310	20,211
TBA, 2.50%, 07/15/48 (h)	63,425	66,096
TBA, 3.00%, 07/15/48 (h)	55,355	58,276
TBA, 2.00%, 07/14/50 (h)	3,070	3,140
Government National Mortgage Association
TBA, 2.50%, 07/15/47 (h)	4,920	5,176
TBA, 3.00%, 07/15/48 (h)	22,390	23,709
TBA, 3.50%, 07/15/48 (h)	19,655	20,738
		199,212
Collateralized Mortgage Obligations 6.8%
Federal Home Loan Mortgage Corporation
Series 2017-M2-DNA1, REMIC, 3.43%, (1M USD LIBOR + 3.25%), 07/25/29 (d)	1,810	1,824
Series 2017-M2-DNA2, REMIC, 3.63%, (1M USD LIBOR + 3.45%), 10/25/29 (d)	1,960	1,984
Series 2017-M2-HQA2, 2.83%, (1M USD LIBOR + 2.65%), 12/26/29 (d)	3,343	3,311
Series 2017-M2-DNA3, REMIC, 2.68%, (1M USD LIBOR + 2.50%), 03/25/30 (d)	5,672	5,706
Series 2018-M2-HQA1, REMIC, 2.48%, (1M USD LIBOR + 2.30%), 09/25/30 (d)	2,252	2,220
Interest Only, Series SP-4150, REMIC, 5.97%, (6.15% - (1M USD LIBOR * 1)), 01/15/43 (d)	3,175	610
Interest Only, Series SA-4456, REMIC, 5.97%, (6.15% - (1M USD LIBOR * 1)), 03/15/45 (d)	2,342	466
Federal National Mortgage Association, Inc.
Series 2017-2M2-C02, 3.83%, (1M USD LIBOR + 3.65%), 09/25/29 (d)	5,063	5,087
Series 2017-1M2-C03, REMIC, 3.18%, (1M USD LIBOR + 3.00%), 10/25/29 (d)	4,440	4,418
Series 2017-2M2-C04, 3.03%, (1M USD LIBOR + 2.85%), 11/26/29 (d)	1,486	1,460
Series 2017-1M2-C06, REMIC, 2.83%, (1M USD LIBOR + 2.65%), 02/25/30 (d)	4,556	4,529
Series 2017-2M2-C06, REMIC, 2.98%, (1M USD LIBOR + 2.80%), 02/25/30 (d)	4,730	4,641
Series 2017-1M2-C07, REMIC, 2.58%, (1M USD LIBOR + 2.40%), 05/28/30 (d)	820	808
Series 2017-2M2-C07, REMIC, 2.68%, (1M USD LIBOR + 2.50%), 05/28/30 (d)	3,194	3,204
Series 2018-1M2-C01, REMIC, 2.43%, (1M USD LIBOR + 2.25%), 07/25/30 (d)	2,994	2,952
Series 2018-2M2-C02, REMIC, 2.38%, (1M USD LIBOR + 2.20%), 08/26/30 (d)	1,651	1,614
Series 2018-1M2-C05, REMIC, 2.53%, (1M USD LIBOR + 2.35%), 01/27/31 (d)	3,574	3,501
Interest Only, Series C26-413, 4.00%, 07/01/42	4,674	654
Interest Only, Series 2019-DS-49, REMIC, 5.97%, (6.15% - (1M USD LIBOR * 1)), 06/25/43 (d)	3,374	797

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Interest Only, Series 2018-ST-18, REMIC, 5.92%, (6.10% - (1M USD LIBOR * 1)), 12/25/44 (d)	4,952	961
Interest Only, Series 2016-HS-31, REMIC, 5.82%, (6.00% - (1M USD LIBOR * 1)), 06/25/46 (d)	3,382	619
Interest Only, Series 2016-SA-62, REMIC, 5.82%, (6.00% - (1M USD LIBOR * 1)), 09/25/46 (d)	3,523	888
		52,254
U.S. Treasury Note 3.9%
Treasury, United States Department of
0.50%, 03/31/25	5,000	5,052
1.63%, 02/15/26	5,240	5,604
2.88%, 08/15/28	9,120	10,796
0.63%, 05/15/30	8,355	8,329
		29,781
U.S. Treasury Inflation Indexed Securities 3.7%
Treasury, United States Department of
3.38%, 04/15/32 (i)	2,441	3,628
1.00%, 02/15/46 (i)	6,492	8,405
1.00%, 02/15/48 (i)	12,497	16,520
		28,553
U.S. Treasury Bond 3.7%
Treasury, United States Department of
1.13%, 05/15/40	2,500	2,477
2.75%, 08/15/42	7,315	9,375
3.13%, 02/15/43	8,390	11,368
2.25%, 08/15/46	2,615	3,099
1.25%, 05/15/50	2,000	1,920
		28,239
Commercial Mortgage-Backed Securities 0.9%
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR3, REMIC, 1.71%, 07/27/28 (d)	18,440	2,238
Interest Only, Series 2020-DX-RR02, 1.82%, 09/25/28 (d)	8,100	1,061
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (d)	19,725	2,955
Interest Only, Series 2020-CX-RR02, 1.27%, 03/25/29 (d)	5,615	539
		6,793
Municipal 0.6%
Other Securities		4,356
Sovereign 0.0%
Other Securities		263
Total Government And Agency Obligations (cost $341,947)		349,451
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.5%
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.14%, 10/11/47 (d)	13,203	463
Interest Only, Series 2015-XA-GC27, REMIC, 1.49%, 02/12/48 (d)	7,375	358
COMM Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/22	1,835	1,797
Interest Only, Series 2014-XA-CR16, REMIC, 1.14%, 04/12/47 (d)	12,675	388
Interest Only, Series 2014-XA-LC15, REMIC, 1.26%, 04/12/47 (d)	17,857	592
Interest Only, Series 2014-XA-UBS3, REMIC, 1.23%, 06/12/47 (d)	12,264	432
Interest Only, Series 2014-XA-UBS6, REMIC, 1.04%, 12/12/47 (d)	11,384	349
CSAIL Commercial Mortgage Trust
Series 2019-A3-C16, REMIC, 3.33%, 05/17/29	5,130	5,766
Elmwood CLO IV Ltd
Series 2020-D-1A, 4.33%, (3M USD LIBOR + 3.15%), 04/15/33 (d)	4,250	3,947
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21	1,004	1,013
Interest Only, Series 2014-XA-GC18, REMIC, 1.18%, 01/11/47 (d)	17,519	525
Interest Only, Series 2014-XA-GC26, REMIC, 1.11%, 11/13/47 (d)	13,005	452
Interest Only, Series 2015-XA-GC30, REMIC, 0.89%, 05/12/50 (d)	16,746	511
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-B-LC11, REMIC, 3.50%, 04/17/23	1,180	1,103
Kayne CLO
Series 2019-D-1A, 6.10%, (3M USD LIBOR + 4.20%), 01/18/33 (d)	2,850	2,789
Series 2019-D-6A, 7.57%, (3M USD LIBOR + 4.00%), 01/20/33 (d)	2,450	2,441
Kayne CLO 7 Ltd
Series 2020-D-7A, 4.36%, (3M USD LIBOR + 2.95%), 04/18/33 (d)	1,900	1,757
Magnetite XXIV Ltd
Series 2019-D-24A, 5.71%, (3M USD LIBOR + 3.80%), 01/18/33 (d)	5,200	5,087
Structured Asset Securities Corporation
Series 2005-M3-NC1, REMIC, 0.96%, (1M USD LIBOR + 0.78%), 02/25/35 (d)	3,262	3,164
Other Securities		39,991
Total Non-U.S. Government Agency Asset-Backed Securities (cost $74,148)		72,925
SENIOR FLOATING RATE INSTRUMENTS 5.9%
Information Technology 1.2%
Other Securities		8,999
Consumer Discretionary 0.8%
Numericable Group SA
2017 Term Loan B, 2.92%, (1M LIBOR + 2.75%), 07/31/25 (d)	805	761
Other Securities		5,144
		5,905
Health Care 0.7%
HCA Inc.
2018 Term Loan B13, 1.93%, (1M LIBOR + 1.75%), 03/13/25 (d)	95	93
2018 Term Loan B13, 1.92%, (1M LIBOR + 1.75%), 03/18/26 (d)	100	97
Other Securities		5,579
		5,769
Industrials 0.7%
TransDigm, Inc.
2020 Term Loan F, 2.42%, (1M LIBOR + 2.25%), 06/09/23 (d)	438	393
2020 Term Loan E, 2.43%, (1M LIBOR + 2.25%), 05/30/25 (d)	40	36
Other Securities		5,322
		5,751
Financials 0.7%
Other Securities		5,013
Communication Services 0.6%
Altice Financing SA
USD 1st Lien Term Loan, 0.00%, (1M LIBOR + 2.75%), 07/31/25 (d) (j)	122	115
USD 2017 1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 07/31/25 (d)	122	115
Altice France S.A.
USD 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 07/13/26 (d)	103	98
Charter Communications Operating, LLC
Delayed Draw Term Loan B2, 1.93%, (1M LIBOR + 1.75%), 04/30/25 (d)	75	72
Other Securities		4,042
		4,442
Energy 0.5%
Other Securities		3,531
Materials 0.4%
Other Securities		3,195
Utilities 0.1%
Other Securities		998
Consumer Staples 0.1%
Other Securities		931

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Real Estate 0.1%
Other Securities		403
Total Senior Floating Rate Instruments (cost $47,734)		44,937
SHORT TERM INVESTMENTS 2.9%
U.S. Treasury Bill 1.8%
Treasury, United States Department of
0.15%, 10/22/20 (k) (l)	14,145	14,138
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (m) (n)	8,480	8,480
Total Short Term Investments (cost $22,618)		22,618
Total Investments 123.9% (cost $933,992)		950,468
Other Derivative Instruments 0.1%		728
Other Assets and Liabilities, Net (24.0)%		(184,325)
Total Net Assets 100.0%		766,871

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $149,951 and 19.6% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Convertible security.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) All or a portion of the security was on loan as of June 30, 2020.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $198,612.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) The coupon rate represents the yield to maturity.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander, S.A., 7.50%, callable at 100 beginning 02/08/24	11/05/19	216	208	—
Centrica PLC, 3.00%, 04/10/76	09/25/18	832	770	0.1
Next PLC, 3.63%, 05/18/28	09/25/18	394	370	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	129	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	24	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	12	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	98	—
UBS Group Funding (Switzerland) AG, 6.88%, callable at 100 beginning 08/07/25	11/06/19	386	376	0.1
UniCredit S.p.A., 8.00%, callable at 100 beginning 06/03/24	11/05/19	212	199	—
		4,220	2,186	0.3

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(49)	September 2020	EUR	(8,566)	8	(94)
United States 10 Year Note	(379)	September 2020		(52,631)	87	(115)
United States 10 Year Ultra Bond	(349)	September 2020		(54,760)	132	(203)
United States Long Bond	(76)	September 2020		(13,453)	36	(118)
United States Ultra Bond	(265)	September 2020		(57,510)	238	(301)
					501	(831)

JNL/Neuberger Berman Strategic Income Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
DKK/USD	GSC	07/22/20	DKK	101,618	15,328	497
EUR/USD	JPM	07/22/20	EUR	17,498	19,668	606
GBP/USD	JPM	07/22/20	GBP	553	686	(2)
USD/DKK	GSC	07/22/20	DKK	(97,844)	(14,759)	(478)
USD/EUR	JPM	07/22/20	EUR	(16,551)	(18,603)	(398)
USD/GBP	JPM	07/22/20	GBP	(493)	(612)	2
					1,708	227

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 51.0%
Mortgage-Backed Securities 38.1%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/48	878	932
4.00%, 10/01/48	912	966
4.00%, 01/01/49	1,904	2,017
4.00%, 03/01/49	617	654
Federal National Mortgage Association, Inc.
TBA, 2.50%, 09/15/47 (a)	118,900	123,419
3.50%, 03/01/48	15,279	16,101
TBA, 4.00%, 07/15/48 (a)	11,000	11,654
TBA, 4.50%, 07/15/48 (a)	10,000	10,744
TBA, 2.50%, 08/15/48 (a)	5,600	5,825
TBA, 3.50%, 08/15/48 (a)	80,800	84,954
TBA, 4.00%, 08/15/48 (a)	225,600	239,136
4.00%, 09/01/48	3,797	4,023
4.00%, 09/01/48	3,015	3,195
TBA, 3.00%, 09/15/48 (a)	38,800	40,707
4.00%, 11/01/48	352	373
4.00%, 12/01/48	1,907	2,020
4.00%, 03/01/49	34,127	36,132
4.00%, 08/01/49	2,215	2,345
3.50%, 02/01/50	1,260	1,342
3.00%, 03/01/50	8,692	9,194
TBA, 2.00%, 08/13/50 (a)	4,200	4,286
TBA, 2.00%, 01/01/00 (a)	5,200	5,294
		605,313
U.S. Treasury Note 5.7%
Treasury, United States Department of
2.25%, 10/31/24 (b)	37,000	40,185
2.63%, 01/31/26 (b)	16,700	18,787
1.63%, 08/15/29	28,600	31,192
		90,164
Sovereign 4.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	203	212
8.20%, 08/12/26, PEN (c)	7,960	2,916
6.35%, 08/12/28, PEN (c)	5,301	1,766
6.35%, 08/12/28, PEN (d)	400	133
5.94%, 02/12/29, PEN (c)	2,416	789
5.94%, 02/12/29, PEN	5,932	1,935
2.78%, 01/23/31	401	427
6.95%, 08/12/31, PEN (c)	2,507	872
6.15%, 08/12/32, PEN	8,032	2,595
6.15%, 08/12/32, PEN	1,361	440
5.40%, 08/12/34, PEN (c)	2,628	785
5.35%, 08/12/40, PEN (c)	1,880	538
Gobierno Federal de los Estados Unidos Mexicanos
3.90%, 04/27/25	200	213
4.75%, 04/27/32	600	657
5.00%, 04/27/51	600	638
Presidencia De La Nacion
0.00%, 01/15/22, EUR (d) (e) (f)	330	147
0.00%, 01/26/22 (e) (f)	5,010	2,073
36.86%, (BADLAR + 2.00%), 04/03/22, ARS (g)	78,491	695
42.78%, (BADLAR), 10/04/22, ARS (g)	154	2
0.00%, 01/11/23 (e) (f)	935	390
0.00%, 01/15/23, EUR (d) (e) (f)	300	131
15.50%, 10/17/26, ARS	63,437	221
0.00%, 01/15/27, EUR (d) (e) (f)	1,400	590
0.00%, 01/15/28, EUR (d) (e) (f)	1,700	716
0.00%, 12/31/33, EUR (d) (e) (f) (h)	3,103	1,503
0.00%, 12/31/33, EUR (d) (e) (f)	34	17
0.00%, 12/31/38 (e) (f)	1,002	390
3.38%, 12/31/38, EUR (i)	791	331
0.00%, 11/09/47, EUR (d) (e) (f)	100	29
Saudi Arabia, Government of
4.63%, 10/04/47 (c)	600	701
5.00%, 04/17/49 (c)	900	1,114
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (d)	4,700	5,211
3.25%, 10/26/26 (d)	5,600	6,048
3.63%, 03/04/28 (d)	200	220
4.38%, 04/16/29 (d)	600	698
Turkiye Cumhuriyeti Basbakanlik
5.63%, 03/30/21	300	305
7.25%, 12/23/23	400	416
4.63%, 03/31/25, EUR	1,500	1,678
7.63%, 04/26/29	2,130	2,247
5.75%, 05/11/47	800	651
Türkiye Cumhuriyeti Basbakanlik
5.60%, 11/14/24	2,800	2,754
4.25%, 03/13/25	4,000	3,730
5.25%, 03/13/30	3,400	3,052
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (c)	200	209
Other Securities		13,034
		64,219
U.S. Treasury Inflation Indexed Securities 3.1%
Treasury, United States Department of
0.13%, 10/15/24 (j)	4,997	5,235
0.38%, 01/15/27 (j)	773	833
0.38%, 07/15/27 (j)	210	228
0.75%, 07/15/28 (j)	8,751	9,867
0.88%, 01/15/29 (j)	8,292	9,455
0.25%, 07/15/29 (j)	17,364	18,998
0.63%, 02/15/43 (j)	112	131
1.00%, 02/15/48 (j)	208	275
1.00%, 02/15/49 (j)	3,362	4,486
		49,508
Treasury Inflation Indexed Securities 0.1%
Presidencia De La Nacion
0.00%, 12/04/21, ARS (k)	61,786	613
1.10%, 04/17/22, ARS (k)	39,752	353
		966
Municipal 0.0%
Other Securities		265
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	41
Total Government And Agency Obligations (cost $805,385)		810,476
CORPORATE BONDS AND NOTES 36.8%
Financials 17.3%
AIB Group Public Limited Company
4.75%, 10/12/23 (c)	7,300	7,851
4.26%, 04/10/25 (c)	1,300	1,382
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (d) (l)	200	215
Bank of America Corporation
0.95%, (3M USD LIBOR + 0.65%), 06/25/22 (g)	80	80
3.56%, 04/23/27	1,770	1,977
2.50%, 02/13/31	950	996
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (l)	600	733
7.25%, (callable at 100 beginning 03/15/23), GBP (d) (l) (m)	2,900	3,562
7.75%, (callable at 100 beginning 09/15/23) (l) (m)	1,700	1,731
7.88%, (callable at 100 beginning 03/15/22) (d) (l)	400	406
8.00%, (callable at 100 beginning 12/15/20), EUR (l)	7,802	8,787
8.00%, (callable at 100 beginning 06/15/24) (l)	1,000	1,040
7.63%, 11/21/22	900	975
3.68%, 01/10/23	200	207
4.61%, 02/15/23 (m)	2,200	2,315
3.13%, 01/17/24, GBP (d)	100	129
1.77%, (3M USD LIBOR + 1.38%), 05/16/24 (g)	600	593
4.34%, 05/16/24 (g) (m)	600	646
3.93%, 05/07/25	1,600	1,727

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
3.25%, 02/12/27, GBP (d)	400	526
4.97%, 05/16/29 (g) (m)	200	234
3.25%, 01/17/33, GBP	200	261
China Construction Bank (New Zealand) Limited
1.06%, (3M USD LIBOR + 0.75%), 12/20/21 (d) (g)	1,900	1,899
China Construction Bank Corporation
1.05%, (3M USD LIBOR + 0.75%), 09/24/21 (d) (g)	4,700	4,693
Citigroup Inc.
1.97%, (3M USD LIBOR + 0.95%), 07/24/23 (g)	1,628	1,626
2.67%, 01/29/31	950	987
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (d) (l)	8,600	9,928
Daimler Finance North America LLC
2.30%, 02/12/21 (c)	645	649
3.00%, 02/22/21 (c)	420	425
3.35%, 05/04/21 (c)	5,330	5,426
1.29%, (3M USD LIBOR + 0.90%), 02/15/22 (c) (g)	1,400	1,382
1.24%, (3M USD LIBOR + 0.88%), 02/22/22 (c) (g)	2,700	2,666
3.40%, 02/22/22 (c)	10,300	10,641
2.55%, 08/15/22 (c)	1,000	1,026
2.70%, 06/14/24 (c)	150	155
Deutsche Bank Aktiengesellschaft
2.28%, (3M USD LIBOR + 0.97%), 07/13/20 (g)	18	18
0.15%, (3M EURIBOR + 0.50%), 12/07/20, EUR (d) (g)	100	112
1.85%, (3M USD LIBOR + 1.29%), 02/04/21 (g)	450	449
4.25%, 02/04/21	1,500	1,518
0.29%, (3M EURIBOR + 0.65%), 09/10/21, EUR (d) (g)	200	222
4.25%, 10/14/21	10,393	10,666
1.88%, 02/14/22, EUR (d)	900	1,018
5.00%, 02/14/22	1,050	1,100
0.54%, (3M EURIBOR + 0.80%), 05/16/22, EUR (d) (g)	200	219
3.30%, 11/16/22	800	816
3.95%, 02/27/23	100	104
3.96%, 11/26/25	6,550	6,857
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	200	203
HSBC Holdings PLC
4.75%, (callable at 100 beginning 07/04/29), EUR (d) (l)	1,060	1,125
5.88%, (callable at 100 beginning 09/28/26), GBP (l)	400	485
6.00%, (callable at 100 beginning 09/29/23), EUR (d) (l)	200	233
6.50%, (callable at 100 beginning 03/23/28) (l) (m)	610	626
6.88%, (callable at 100 beginning 06/01/21) (l) (m)	400	404
1.39%, (3M USD LIBOR + 1.00%), 05/18/24 (g)	200	199
2.10%, 06/04/26 (m)	2,200	2,220
3.97%, 05/22/30	600	667
3.00%, 05/29/30, GBP	400	525
2.85%, 06/04/31 (m)	1,900	1,939
ICBC (Asia) Investment Management Company Limited
1.20%, (3M USD LIBOR + 0.75%), 11/08/20 (g)	5,050	5,052
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
1.06%, (3M USD LIBOR + 0.75%), 12/21/21 (d) (g)	1,000	1,000
JPMorgan Chase & Co.
0.92%, (3M USD LIBOR + 0.61%), 06/18/22 (g)	166	166
2.74%, 10/15/30	950	1,018
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (l) (m)	8,920	8,951
8.00%, (callable at 100 beginning 08/10/25) (l) (m)	300	331
0.63%, 03/02/22, EUR (d)	900	1,007
3.63%, 09/29/22 (c)	3,400	3,562
Navient Corporation
5.00%, 10/26/20	300	299
5.88%, 03/25/21	1,043	1,025
6.63%, 07/26/21	421	413
6.50%, 06/15/22	1,199	1,178
Santander Holdings USA, Inc.
3.40%, 01/18/23	60	62
3.50%, 06/07/24	200	210
3.24%, 10/05/26	4	4
4.40%, 07/13/27	20	22
Santander UK Group Holdings PLC
6.75%, (callable at 100 beginning 06/24/24), GBP (d) (l)	2,780	3,496
7.38%, (callable at 100 beginning 06/24/22), GBP (d) (l)	300	378
3.40%, 06/01/21 (m)	400	411
3.57%, 01/10/23	400	415
1.13%, 09/08/23, EUR (d)	100	113
3.37%, 01/05/24	200	210
0.45%, (3M EURIBOR + 0.85%), 03/27/24, EUR (d) (g)	300	329
4.80%, 11/15/24	3,000	3,318
2.92%, 05/08/26, GBP (d)	700	902
3.82%, 11/03/28	1,800	1,982
SLM Corporation
7.25%, 01/25/22	3,650	3,665
5.50%, 01/25/23	1,590	1,527
Springleaf Finance Corporation
8.25%, 12/15/20	1,250	1,286
7.75%, 10/01/21	600	625
6.13%, 05/15/22	5,533	5,639
5.63%, 03/15/23	2,745	2,772
6.13%, 03/15/24	242	246
6.88%, 03/15/25	25	26
The Royal Bank of Scotland Group Public Limited Company
6.00%, (callable at 100 beginning 12/29/25) (l) (m) (n)	2,300	2,328
8.63%, (callable at 100 beginning 08/15/21) (l) (m)	3,700	3,848
2.00%, 03/08/23, EUR	300	343
2.50%, 03/22/23, EUR (d)	1,200	1,403
1.86%, (3M USD LIBOR + 1.47%), 05/15/23 (g)	700	700
3.50%, 05/15/23 (g) (m)	200	208
3.88%, 09/12/23	600	647
2.00%, 03/04/25, EUR (d)	200	232
1.75%, 03/02/26, EUR (d)	1,500	1,722
4.80%, 04/05/26	200	231
4.89%, 05/18/29 (m)	200	236
5.08%, 01/27/30 (g) (m)	2,800	3,359
4.45%, 05/08/30	2,000	2,318
Other Securities		96,658
		275,474
Communication Services 4.6%
Altice Financing S.A.
2.25%, 01/15/25, EUR (c)	300	316
3.00%, 01/15/28, EUR (d)	2,400	2,484
5.00%, 01/15/28 (c)	700	695
Altice France S.A.
2.13%, 02/15/25, EUR (c)	4,290	4,507
AT&T Inc.
1.10%, (3M USD LIBOR + 0.75%), 06/01/21 (g)	811	815
4.30%, 02/15/30	6,907	8,066
3.65%, 06/01/51	300	313
3.85%, 06/01/60	220	234
Intelsat (Luxembourg) S.A.
0.00%, 06/01/21 (e) (f)	618	25
Intelsat Connect Finance S.A.
0.00%, 02/15/23 (c) (e) (f)	200	51
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (e) (f)	361	206
8.00%, 02/15/24 (c)	1,309	1,327
0.00%, 10/15/24 (c) (e) (f)	4,558	2,743
0.00%, 07/15/25 (c) (e) (f)	4,728	2,899

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Sprint Communications, Inc.
7.00%, 08/15/20	1,324	1,332
6.00%, 11/15/22	100	105
Sprint Corporation
7.25%, 09/15/21	5,568	5,834
7.88%, 09/15/23	4,261	4,804
7.13%, 06/15/24	1,600	1,804
7.63%, 03/01/26	47	56
Sprint Spectrum Co LLC
3.36%, 09/20/21 (c)	719	728
4.74%, 03/20/25 (c)	4,500	4,871
5.15%, 03/20/28 (c)	1,440	1,652
Other Securities		26,831
		72,698
Consumer Discretionary 2.5%
Colt Merger Sub, Inc.
5.75%, 07/01/25 (c)	8,300	8,347
Other Securities		30,571
		38,918
Health Care 2.1%
Community Health Systems, Inc.
6.25%, 03/31/23	7,621	7,179
8.63%, 01/15/24 (c)	1,786	1,748
6.63%, 02/15/25 (c)	7,229	6,894
8.00%, 03/15/26 (c)	1,134	1,072
Other Securities		15,999
		32,892
Industrials 2.1%
BOC Aviation Limited
1.61%, (3M USD LIBOR + 1.05%), 05/02/21 (c) (g)	250	248
1.41%, (3M USD LIBOR + 1.13%), 09/26/23 (c) (g)	200	194
General Electric Capital Corporation
3.15%, 09/07/22	14	15
5.55%, 01/05/26	520	604
6.15%, 08/07/37	57	66
5.88%, 01/14/38	22	25
6.88%, 01/10/39	37	45
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (l)	1,468	1,153
4.25%, 05/01/40	102	100
4.35%, 05/01/50	110	109
The Boeing Company
4.51%, 05/01/23 (o)	398	420
4.88%, 05/01/25 (o)	548	598
5.04%, 05/01/27 (o)	793	884
5.15%, 05/01/30 (o)	1,285	1,432
5.71%, 05/01/40 (o)	1,929	2,182
5.81%, 05/01/50 (o)	1,497	1,767
5.93%, 05/01/60 (o)	2,230	2,623
Other Securities		20,372
		32,837
Utilities 2.1%
Pacific Gas And Electric Company
0.00%, 10/01/20 (e) (f)	713	778
0.00%, 05/15/21 (e) (f)	243	267
0.00%, 09/15/21 (e) (f)	372	405
1.80%, (3M USD LIBOR + 1.48%), 06/16/22 (g) (n)	6,102	6,109
0.00%, 08/15/22 (e) (f)	623	678
0.00%, 06/15/23 (e) (f)	2,792	3,056
4.25%, 08/01/23	4,320	4,925
0.00%, 11/15/23 (e) (f)	704	780
0.00%, 02/15/24 (e) (f)	486	538
0.00%, 08/15/24 (e) (f)	721	800
0.00%, 06/15/25 (e) (f)	577	636
0.00%, 03/01/26 (e) (f)	690	743
0.00%, 03/15/27 (e) (f)	447	487
0.00%, 12/01/27 (e) (f)	800	868
0.00%, 03/01/34 (e) (f)	1,959	2,339
0.00%, 03/01/37 (e) (f)	456	543
0.00%, 02/15/38 (e) (f)	861	1,024
0.00%, 03/01/39 (e) (f)	294	350
0.00%, 01/15/40 (e) (f)	1,613	1,926
0.00%, 12/15/41 (e) (f)	84	93
0.00%, 04/15/42 (e) (f)	237	266
0.00%, 08/15/42 (e) (f)	38	39
0.00%, 06/15/43 (e) (f)	108	122
0.00%, 11/15/43 (e) (f)	468	556
0.00%, 02/15/44 (e) (f)	209	248
0.00%, 03/15/45 (e) (f)	136	150
0.00%, 03/15/46 (e) (f)	460	505
0.00%, 12/01/46 (e) (f)	30	31
Other Securities		3,473
		32,735
Energy 1.7%
Petroleos Mexicanos
6.49%, 01/23/27 (c)	180	164
6.50%, 03/13/27	295	268
2.75%, 04/21/27, EUR (d)	100	88
5.35%, 02/12/28	2,804	2,351
6.50%, 01/23/29	5,450	4,763
6.84%, 01/23/30 (c)	2,796	2,445
5.95%, 01/28/31 (c) (n)	1,180	972
7.69%, 01/23/50 (c)	270	223
6.95%, 01/28/60 (c)	1,514	1,164
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (d)	2,400	2,510
Sinopec Group Overseas Development (2017) Limited
2.50%, 09/13/22 (d)	700	716
YPF Sociedad Anónima
47.82%, (BADLAR), 09/24/20, ARS (g) (p)	20,060	195
52.99%, (BADLAR + 6.00%), 03/04/21, ARS (g)	17,180	154
Other Securities		11,557
		27,570
Information Technology 1.7%
Broadcom Inc.
3.15%, 11/15/25 (c)	477	507
3.46%, 09/15/26 (c)	7,180	7,705
4.11%, 09/15/28 (c)	1,494	1,634
5.00%, 04/15/30 (c)	26	30
4.15%, 11/15/30 (c)	819	891
4.30%, 11/15/32 (c)	859	946
Other Securities		15,717
		27,430
Real Estate 1.7%
Equinix, Inc.
2.88%, 03/15/24, EUR	200	228
2.88%, 02/01/26, EUR	12,240	14,002
Other Securities		13,058
		27,288
Consumer Staples 0.9%
Kraft Heinz Foods Company
3.95%, 07/15/25	50	53
3.00%, 06/01/26	574	579
3.88%, 05/15/27 (c)	3,511	3,669
4.25%, 03/01/31 (c)	5,357	5,669
5.50%, 06/01/50 (c)	301	324
Other Securities		4,469
		14,763
Materials 0.1%
Other Securities		2,336
Total Corporate Bonds And Notes (cost $589,087)		584,941
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 33.7%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 0.44%, (1M USD LIBOR + 0.26%), 09/25/36 (g) (i)	16,437	15,646
AlbaCore EURO CLO I DAC
Series A-1A, 0.00%, (3M EURIBOR + 1.58%), 07/18/31, EUR (g)	8,070	9,067
Alternative Loan Trust
Series 2005-B1-J4, REMIC, 1.53%, (1M USD LIBOR + 1.35%), 07/25/35 (g)	3,223	2,743

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2005-A3-38, REMIC, 0.88%, (1M USD LIBOR + 0.70%), 09/25/35 (g)	404	352
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,144	1,026
Series 2005-2A3A-AR1, REMIC, 0.53%, (1M USD LIBOR + 0.35%), 10/25/35 (g)	11,193	9,848
Series 2005-1A1-59, REMIC, 0.52%, (1M USD LIBOR + 0.33%), 11/20/35 (g)	2,624	2,389
Series 2005-A1-81, REMIC, 0.46%, (1M USD LIBOR + 0.28%), 02/25/36 (g)	1,214	1,020
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,598	2,909
Series 2006-1A1A-OA17, REMIC, 0.38%, (1M USD LIBOR + 0.20%), 12/20/46 (g)	2,295	1,671
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 0.87%, (1M USD LIBOR + 0.68%), 02/20/35 (g)	4,750	4,268
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	1,169	1,211
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (g)	5,341	3,921
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 0.72%, (1M USD LIBOR + 0.54%), 10/25/35 (g)	5,829	5,473
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, 2.86%, 01/12/23	615	630
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,962
Citigtoup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	4,912	4,960
Series 2013-1A4-2, REMIC, 4.43%, 11/25/37 (g)	8,221	7,254
Commonbond Student Loan Trust
Series 2020-A-AGS, 1.98%, 08/25/50	11,100	11,196
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 2.04%, (3M USD LIBOR + 1.05%), 10/26/27 (c) (g)	8,250	8,139
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 0.34%, (1M USD LIBOR + 0.16%), 05/25/33 (g) (i)	377	367
Series 2006-1A-21, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 05/25/35 (g) (i)	1,720	1,522
Series 2006-2A4-20, REMIC, 0.41%, (1M USD LIBOR + 0.23%), 09/25/35 (g)	14,200	11,066
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 1.46%, (1M USD LIBOR + 1.28%), 07/25/34 (g) (i)	819	792
Series 2004-M4-AB2, REMIC, 1.46%, (1M USD LIBOR + 1.28%), 11/25/34 (g)	2,072	1,797
Finsbury Square PLC
Series 2018-A-2, 1.41%, (3M GBP LIBOR + 0.95%), 09/12/68, GBP (d) (g) (i)	9,666	11,959
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 01/25/37 (g) (i)	18,252	10,070
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 0.87%, (1M USD LIBOR + 0.69%), 10/25/35 (g) (i)	8,517	6,775
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 0.72%, (1M USD LIBOR + 0.27%), 03/25/36 (g) (i)	3,891	2,295
GS Mortgage Securities Trust
Series 2011-A3-GC5, REMIC, 3.82%, 03/12/21	312	314
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 4.65%, 04/28/37 (g)	21,948	7,244
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 0.58%, (1M USD LIBOR + 0.40%), 06/25/34 (g)	5,814	4,944
Series 2004-M2-10, REMIC, 4.52%, 08/25/34 (i)	2,993	2,922
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.12%, (US SONIA + 1.05%), 05/25/53, GBP (c) (g)	8,081	10,011
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 2.12%, (3M USD LIBOR + 1.76%), 05/23/39 (g)	13,814	12,746
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 1.26%, (1M USD LIBOR + 1.08%), 07/25/35 (g)	4,000	3,722
JPMCC Commercial Mortgage Securities Trust
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26	2,600	2,908
Navient Funding, LLC
Series 2006-A5-B, REMIC, 0.58%, (3M USD LIBOR + 0.27%), 03/15/22 (g)	2,402	2,193
NovaStar Mortgage Funding Trust
Series 2007-A2C-1, REMIC, 0.36%, (1M USD LIBOR + 0.18%), 03/25/37 (g) (i)	46,049	20,709
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 0.83%, (1M USD LIBOR + 0.65%), 01/25/35 (g) (i)	775	702
Series 2005-M2-FR3, 1.16%, (1M USD LIBOR + 0.98%), 04/25/35 (g)	2,213	1,692
Series 2006-M3-OP1, REMIC, 0.78%, (1M USD LIBOR + 0.41%), 10/25/35 (g) (i)	12,525	11,685
SLM Private Education Loan Trust
Series 2011-A3-B, 2.43%, (1M USD LIBOR + 2.25%), 06/16/42 (g)	3,642	3,649
SMB Private Education Loan Trust
Series 2020-A2B-PTA, 1.03%, (1M USD LIBOR + 0.85%), 09/15/54 (g)	19,800	19,099
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 0.38%, (1M USD LIBOR + 0.20%), 06/25/37 (g) (i)	16,936	11,107
Towd Point Mortgage Funding
Series 2019-A1-A13A, 0.97%, (US SONIA + 0.90%), 07/20/45, GBP (c) (g)	23,791	29,303
WaMu Asset-Backed Certificates
Series 2005-3M2-WL1, REMIC, 0.96%, (1M USD LIBOR + 0.78%), 06/25/45 (g) (i)	3,610	3,253
WaMu Asset-Backed Certificates WaMu SeriesTrust
Series 2007-2A3-HE2, REMIC, 0.42%, (1M USD LIBOR + 0.25%), 04/25/37 (g) (i)	41,307	19,027
Other Securities		221,762
Total Non-U.S. Government Agency Asset-Backed Securities (cost $560,168)		535,320
SENIOR FLOATING RATE INSTRUMENTS 5.2%
Communication Services 1.7%
Altice France S.A.
USD 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 07/13/26 (g)	394	378
Intelsat Jackson Holdings S.A.
2018 Term Loan B, 0.00%, (3M LIBOR + 5.50%), 07/28/21 (g) (q)	820	831
2018 Term Loan B, 6.50%, (3M LIBOR + 5.50%), 07/28/21 (g)	568	576
2018 Term Loan B, 8.00%, (PRIME + 4.75%), 11/27/23 (g)	3,953	3,926
Other Securities		21,098
		26,809
Consumer Discretionary 1.0%
Other Securities		16,640
Health Care 0.8%
Other Securities		12,907
Financials 0.6%
Ineos Finance PLC
2018 Term Loan B, 2.50%, (3M EURIBOR + 2.00%), 03/31/24, EUR (g)	7,939	8,604
Other Securities		169
		8,773
Utilities 0.5%
Pacific Gas And Electric Company
2017 Term Loan B, 2.44%, (1M LIBOR + 2.25%), 12/31/20 (g)	6,003	5,973
2017 Term Loan B, 0.00%, 04/16/21 (e) (f) (r)	707	714
2017 Term Loan B, 0.00%, 02/22/49 (e) (f)	1,607	1,742
		8,429
Information Technology 0.3%
Other Securities		3,962
Industrials 0.2%
Other Securities		3,202
Consumer Staples 0.1%
Other Securities		925

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Energy 0.0%
Other Securities		591
Materials 0.0%
Other Securities		477
Real Estate 0.0%
Other Securities		185
Total Senior Floating Rate Instruments (cost $92,905)		82,900
WARRANTS 0.1%
Other Securities		1,356
Total Warrants (cost $3,116)		1,356
COMMON STOCKS 0.1%
Communication Services 0.1%
Other Securities		830
Energy 0.0%
Other Securities		6
Total Common Stocks (cost $3,020)		836
SHORT TERM INVESTMENTS 6.7%
U.S. Treasury Bill 5.4%
Treasury, United States Department of
0.10%, 07/14/20 (s)	64,800	64,797
0.09%, 07/23/20 (b) (s)	13,350	13,349
0.14%, 09/29/20 (b) (s)	8,500	8,497
		86,643
Treasury Securities 0.7%
Presidência Da República Federativa Do Brasil
3.30%, 07/01/20, BRL (s)	40,532	7,453
Presidencia De La Nacion
27.30%, 07/13/20, ARS (s)	11,333	106
26.72%, 07/31/20, ARS (s)	3,710	34
117.30%, 08/27/20, ARS (s)	8,601	104
36.63%, (BADLAR + 2.00%), 08/28/20, ARS (g) (s)	150,694	1,317
28.50%, 09/11/20, ARS (s)	73,931	651
24.37%, (BADLAR + 4.00%), 09/18/20, ARS (g) (s)	109,800	957
132.35%, 10/29/20, ARS (s)	673	9
		10,631
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (t) (u)	9,736	9,736
Total Short Term Investments (cost $109,632)		107,010
Total Investments 133.6% (cost $2,163,313)		2,122,839
Total Purchased Options 0.0% (cost $132)		133
Other Derivative Instruments (0.1)%		(1,448)
Other Assets and Liabilities, Net (33.5)%		(532,143)
Total Net Assets 100.0%		1,589,381

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $536,492.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $292,828 and 18.4% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Non-income producing security.

(f) As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.1% of the Fund’s net assets.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Treasury inflation indexed note, par amount is not adjusted for inflation.

(l) Perpetual security. Next contractual call date presented, if applicable.

(m) Convertible security.

(n) All or a portion of the security was on loan as of June 30, 2020.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(q) This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(s) The coupon rate represents the yield to maturity.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Summary of Investments by Country^	Total Long Term Investments
United States of America	73.9%
United Kingdom	9.3
Germany	2.2
Cayman Islands	1.9
Netherlands	1.9
Ireland	1.8
Turkey	0.7
Luxembourg	0.7
Saudi Arabia	0.7
China	0.7
Mexico	0.7
Peru	0.7
Switzerland	0.5
Argentina	0.5
France	0.4
Italy	0.4
United Arab Emirates	0.3
Brazil	0.3
Canada	0.3
Russian Federation	0.3
India	0.2
Macau	0.2
Sweden	0.2
Qatar	0.2
Liberia	0.1
Hong Kong	0.1
South Africa	0.1
New Zealand	0.1
Spain	0.1
Bermuda	0.1
Malaysia	0.1
Israel	0.1
Indonesia	0.1
Norway	0.1
Chile	—
Serbia	—
Singapore	—
Guatemala	—
Venezuela	—
Czech Republic	—
Paraguay	—
Puerto Rico	—
Japan	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 2.88%, 01/31/22	04/12/18	269	240	—
Alba PLC, Series 2006-D-2, 0.65%, 12/15/38	02/19/20	1,845	1,630	0.1
Altice Financing S.A., 3.00%, 01/15/28	01/08/20	2,667	2,484	0.2
Ardonagh Midco 3 PLC, 8.38%, 07/15/23	09/12/18	528	526	—
Banco Bilbao Vizcaya Argentaria, S.A., 8.88%, callable at 100 beginning 04/14/21	02/13/19	1,634	1,623	0.1
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	01/29/18	260	215	—
Barclays PLC, 7.25%, callable at 100 beginning 03/15/23	01/26/18	4,094	3,562	0.2
Barclays PLC, 7.88%, callable at 100 beginning 03/15/22	12/10/19	425	406	—
Barclays PLC, 3.13%, 01/17/24	04/12/18	144	129	—
Barclays PLC, 3.25%, 02/12/27	06/11/18	529	526	—
China Construction Bank (New Zealand) Limited, 1.06%, 12/20/21	12/19/19	1,893	1,899	0.1
China Construction Bank Corporation, 1.05%, 09/24/21	03/14/19	4,702	4,693	0.3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	09/19/19	137	133	—
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	11/03/17	10,543	9,928	0.6
CPI Property Group, 1.63%, 04/23/27	01/16/20	333	319	—
Credit Suisse Group AG, 7.13%, callable at 100 beginning 07/29/22	12/12/19	213	206	—
Credit Suisse Group AG, 6.50%, 08/08/23	01/25/18	214	218	—
Credit Suisse Group AG, 5.75%, 09/18/25	02/26/20	992	1,016	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Deutsche Bank Aktiengesellschaft, 0.15%, 12/07/20	03/27/19	112	112	—
Deutsche Bank Aktiengesellschaft, 0.29%, 09/10/21	02/10/20	218	222	—
Deutsche Bank Aktiengesellschaft, 1.88%, 02/14/22	03/27/19	1,022	1,018	0.1
Deutsche Bank Aktiengesellschaft, 0.54%, 05/16/22	02/10/20	218	219	—
Dukinfield II PLC, Series A-2, 1.43%, 12/20/52	06/10/20	3,405	3,305	0.2
Dutch Property Finance B.V., Series 2020-A-1, 0.26%, 07/28/54	06/03/20	770	779	0.1
European Secured Lending S.A., SICAV-RAIF, Series 2019-A-PL1, 0.38%, 03/24/63	06/03/20	511	511	—
Eurosail PLC, Series 2007-A3A-6NCX, 0.89%, 09/13/45	10/15/18	63	59	—
Finsbury Square PLC, Series 2018-A-2, 1.41%, 09/12/68	06/03/20	12,150	11,959	0.8
Gaz Capital S.A., 2.95%, 01/24/24	01/16/19	5,018	5,131	0.3
Gobierno de la Provincia de Buenos Aires, 37.60%, 04/12/25	09/19/19	41	47	—
HSBC Holdings PLC, 4.75%, callable at 100 beginning 07/04/29	12/05/18	1,085	1,125	0.1
HSBC Holdings PLC, 6.00%, callable at 100 beginning 09/29/23	12/10/18	236	233	—
IHO Verwaltungs GmbH, 3.63%, 05/15/25	05/22/19	446	447	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	05/22/19	220	220	—
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 1.06%, 12/21/21	12/19/19	996	1,000	0.1
ING Groep N.V., 6.88%, callable at 100 beginning 04/16/22	02/03/20	212	206	—
InterContinental Hotels Group PLC, 2.13%, 08/24/26	02/19/20	2,006	1,797	0.1
InterContinental Hotels Group PLC, 2.13%, 05/15/27	02/19/20	1,645	1,504	0.1
Intesa Sanpaolo S.p.A., 7.00%, callable at 100 beginning 01/19/21	02/04/20	566	558	—
Kennedy Wilson Europe Real Est PLC, 3.95%, 06/30/22	02/23/18	3,988	3,356	0.2
Kennedy Wilson Europe Real Est PLC, 3.25%, 11/12/25	02/22/18	3,762	3,183	0.2
Lloyds Banking Group PLC, 4.95%, callable at 100 beginning 06/27/25	02/05/20	220	218	—
Lloyds Banking Group PLC, 7.63%, callable at 100 beginning 06/27/23	12/05/18	2,167	2,083	0.1
Lloyds Banking Group PLC, 7.88%, callable at 100 beginning 06/27/29	04/10/18	3,012	2,471	0.2
Mansard Mortgages PLC, Series 2006-B1-1X, 1.77%, 10/15/48	02/19/20	6,063	5,538	0.4
Ministry of Defence State of Israel, 3.80%, 05/13/60	05/12/20	425	461	—
NatWest Markets PLC, 0.63%, 03/02/22	10/17/18	1,028	1,007	0.1
Netflix, Inc., 3.63%, 06/15/30	10/22/19	557	576	0.1
Newgate Funding PLC, Series 2007-A3-2X, 0.35%, 12/15/50	11/28/17	6,058	5,692	0.4
Odebrecht Drilling Norbe VIII/IX Ltd, 6.35%, 12/01/21	09/28/18	25	21	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	15	13	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	88	13	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	13	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	8	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	8	—
Petroleos Mexicanos, 2.75%, 04/21/27	06/07/19	99	88	—
Presidencia De La Nacion, 0.00%, 01/15/22	09/27/17	391	147	—
Presidencia De La Nacion, 0.00%, 01/15/23	11/02/17	342	131	—
Presidencia De La Nacion, 0.00%, 01/15/27	08/13/18	1,300	590	0.1
Presidencia De La Nacion, 0.00%, 01/15/28	11/02/17	1,609	716	0.1
Presidencia De La Nacion, 0.00%, 12/31/33	09/27/17	4,155	1,503	0.1
Presidencia De La Nacion, 0.00%, 12/31/33	02/05/18	48	17	—
Presidencia De La Nacion, 0.00%, 11/09/47	11/02/17	116	29	—
PT Pelabuhan Indonesia III (Persero), 4.50%, 05/02/23	04/24/18	501	521	—
QNB Finance Ltd, 2.71%, 07/18/21	08/29/18	401	401	—
Refinitiv US Holdings Inc., 4.50%, 05/15/26	09/18/18	350	351	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/20	12/13/17	15	3	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	106	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	76	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	61	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	21	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	51	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	22	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	141	136	—
Ripon Mortgages PLC, Series B1-1X, 1.46%, 08/20/56	06/25/20	3,705	3,699	0.2
Santander UK Group Holdings PLC, 6.75%, callable at 100 beginning 06/24/24	12/05/17	3,852	3,496	0.2
Santander UK Group Holdings PLC, 7.38%, callable at 100 beginning 06/24/22	01/23/20	428	378	—
Santander UK Group Holdings PLC, 1.13%, 09/08/23	11/29/18	110	113	—
Santander UK Group Holdings PLC, 0.45%, 03/27/24	11/28/18	325	329	—
Santander UK Group Holdings PLC, 2.92%, 05/08/26	11/15/18	880	902	0.1
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	4,696	5,211	0.3
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	09/16/19	5,782	6,048	0.4
Saudi Arabia, Kingdom of, 3.63%, 03/04/28	09/18/19	211	220	—
Saudi Arabia, Kingdom of, 4.38%, 04/16/29	09/16/19	669	698	0.1
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	02/26/20	2,488	2,510	0.2
Sinopec Group Overseas Development (2017) Limited, 2.50%, 09/13/22	02/26/20	709	716	0.1
Societe Generale, 6.75%, callable at 100 beginning 04/07/21	02/03/20	923	891	0.1
Stichting AK Rabobank Certificaten II, 0.00%	09/05/19	3,701	3,074	0.2
Teva Pharmaceutical Finance Netherlands II B.V., 0.38%, 07/25/20	01/03/19	3,116	3,063	0.2
The Royal Bank of Scotland Group Public Limited Company, 2.50%, 03/22/23	11/15/18	1,391	1,403	0.1
The Royal Bank of Scotland Group Public Limited Company, 2.00%, 03/04/25	11/16/18	225	232	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	01/24/19	1,662	1,722	0.1
UBS Group AG, 7.13%, callable at 100 beginning 08/10/21	12/10/19	1,982	1,933	0.1
UBS Group Funding (Switzerland) AG, 6.88%, callable at 100 beginning 03/22/21	12/10/19	1,537	1,515	0.1
UniCredit S.p.A., 6.75%, callable at 100 beginning 09/10/21	02/19/20	571	550	—
Volkswagen Bank Gesellschaft mit beschrankter Haftung, 0.06%, 06/15/21	10/11/18	116	111	—
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 0.11%, 07/06/21	10/10/18	115	111	—
		140,107	128,761	8.1

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	September 2020	AUD	36,624	(10)	290
Italy Government BTP Bond	53	September 2020	EUR	7,382	25	273
United States 10 Year Note	1,824	September 2020		253,109	(285)	741
					(270)	1,304
Short Contracts
Long Gilt	(14)	September 2020	GBP	(1,929)	(1)	2
United States 5 Year Note	(33)	October 2020		(4,141)	1	(9)
					—	(7)

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	4.65	(M)	05/10/22	MXN	3,300	—	(1)
28-Day MEXIBOR (M)	Receiving	4.83	(M)	05/27/22	MXN	300	—	—
28-Day MEXIBOR (M)	Receiving	4.74	(M)	06/03/22	MXN	800	—	—
28-Day MEXIBOR (M)	Receiving	4.58	(M)	06/10/22	MXN	900	—	—
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	(7)
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	(1)
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	(1)	(29)
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	(2)
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	(3)
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	(5)
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	(6)
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	(1)
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	2
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	7
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	—	23
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	1
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	5
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	2
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	3
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	3	294
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	—	39
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	31	1,664
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	6	300
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	6	298
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	10	488
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	2	119
28-Day MEXIBOR (M)	Paying	5.12	(M)	05/06/25	MXN	400	—	—
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/23/25	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/30/25	MXN	400	—	—
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	—
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	1
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	1	39
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	2	60
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/21		1,500	—	(34)
3M LIBOR (Q)	Receiving	1.00	(S)	06/17/22		10,700	(2)	(288)
3M LIBOR (Q)	Receiving	2.50	(S)	12/18/24		2,400	1	(114)
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		1,600	—	(206)
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		11,000	3	(1,357)
3M LIBOR (Q)	Receiving	1.30	(S)	03/16/25		7,600	2	(355)
3M LIBOR (Q)	Receiving	1.30	(S)	03/18/25		7,600	2	(355)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/26		59,100	29	(7,268)
3M LIBOR (Q)	Receiving	1.74	(S)	12/16/26		13,000	5	(1,104)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		2,000	1	(405)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,100	7	(2,329)
3M LIBOR (Q)	Receiving	2.00	(S)	12/10/29		1,800	2	(231)
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/29		3,600	4	(413)
3M LIBOR (Q)	Receiving	1.75	(S)	01/15/30		5,900	8	(562)
3M LIBOR (Q)	Receiving	2.00	(S)	02/12/30		3,500	5	(398)
3M LIBOR (Q)	Receiving	2.00	(S)	03/10/30		1,700	2	(224)
3M LIBOR (Q)	Receiving	1.43	(S)	03/17/30		3,800	6	(296)
3M LIBOR (Q)	Receiving	1.25	(S)	06/17/30		69,000	98	(7,309)
3M LIBOR (Q)	Receiving	2.00	(S)	01/15/50		500	4	(142)
3M LIBOR (Q)	Receiving	1.63	(S)	01/16/50		900	7	(170)
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50		2,300	19	(501)
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50		11,500	93	(2,316)
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	36	(1,116)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	01/18/28	JPY	220,000	1	(57)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	02/08/28	JPY	2,970,000	19	(741)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	02/13/28	JPY	400,000	3	(111)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	02/16/28	JPY	360,000	2	(91)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	1,890,000	12	(503)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	15,220,000	44	(4,551)
6M British Bankers' Association Yen LIBOR (S)	Paying	(0.04)	(S)	04/30/29	JPY	260,000	(2)	(11)
6M British Bankers' Association Yen LIBOR (S)	Paying	(0.04)	(S)	05/11/29	JPY	570,000	(4)	(20)
6M British Bankers' Association Yen LIBOR (S)	Paying	(0.02)	(S)	05/12/29	JPY	340,000	(3)	(12)
6M British Bankers' Association Yen LIBOR (S)	Paying	(0.03)	(S)	05/15/29	JPY	340,000	(3)	(13)
6M British Bankers' Association Yen LIBOR (S)	Paying	(0.03)	(S)	05/18/29	JPY	510,000	(4)	(20)
6M British Bankers' Association Yen LIBOR (S)	Paying	(0.03)	(S)	05/29/29	JPY	180,000	(1)	(7)
6M British Bankers' Association Yen LIBOR (S)	Paying	(0.03)	(S)	06/01/29	JPY	180,000	(1)	(8)
6M EURIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	6	(152)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	66	(707)
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	32	(320)
6M GBP LIBOR (S)	Receiving	0.75	(S)	03/18/50	GBP	2,200	9	(319)
BRAZIBOR (A)	Paying	5.83	(A)	01/02/23	BRL	16,900	8	177
BRAZIBOR (A)	Paying	5.84	(A)	01/02/23	BRL	15,200	7	160
BRAZIBOR (A)	Paying	5.86	(A)	01/02/23	BRL	5,100	2	54
							585	(31,455)

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.EM.28.V2 (Q)	1.00	12/20/22	(19,655)	(277)	3	532
CDX.EM.29 (Q)	1.00	06/20/23	(3,854)	(72)	1	7
CDX.EM.30 (Q)	1.00	12/20/23	(15,228)	(408)	8	311
CDX.EM.31 (Q)	1.00	06/20/24	(4,888)	(143)	4	29
CDX.EM.32.V3 (Q)	1.00	12/20/24	(3,534)	(127)	6	22
CDX.EM.33.V2 (Q)	1.00	06/20/25	(2,945)	(138)	5	201
CDX.NA.HY.33.V9 (Q)	5.00	12/20/24	(11,629)	(59)	95	(849)
CDX.NA.HY.34.V6 (Q)	5.00	06/20/25	(6,175)	(40)	53	(102)
General Electric Company (Q)	1.00	12/20/20	(100)	—	—	3
General Electric Company (Q)	1.00	12/20/23	(200)	(3)	1	6
ITRAXX.EUR.33 (Q)	1.00	06/20/25	(4,290)	80	13	6
				(1,187)	189	166

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions
CDX.NA.IG.33, 12/20/24	GSC	Put	250.00	03/17/21	4,406,000	(9)
CDX.NA.IG.34, 06/20/25	GSC	Call	60.00	08/19/20	5,600,000	(3)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
CDX.NA.IG.34, 06/20/25	CSI	Put	120.00	09/16/20		17,900,000	(30)
CDX.NA.IG.34, 06/20/25	CSI	Put	55.00	09/16/20		17,900,000	(9)
CDX.NA.IG.34, 06/20/25	GSC	Put	110.00	08/19/20		5,600,000	(7)
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	03/17/21	EUR	5,359,000	(10)
ITRAXX.EUR.33, 06/20/25	GSC	Call	50.00	09/16/20	EUR	13,600,000	(10)
ITRAXX.EUR.33, 06/20/25	GSC	Put	110.00	09/16/20	EUR	13,600,000	(21)
							(99)
Interest Rate Swaptions
6M LIBOR, 07/28/30	DUB	Call	71.10	07/24/20		1,700,000	(18)
6M LIBOR, 09/28/50	DUB	Call	74.00	09/24/20		2,100,000	(49)
6M LIBOR, 07/28/30	DUB	Put	71.10	07/24/20		1,700,000	(6)
6M LIBOR, 09/28/50	DUB	Put	124.00	09/24/20		2,100,000	(29)
							(102)
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 08/14/50	JPM	Put	100.64	08/06/20		13,000,000	(66)
Federal National Mortgage Association, Inc., 2.00%, 08/14/50	JPM	Put	100.44	08/06/20		35,000,000	(173)
Federal National Mortgage Association, Inc., 2.50%, 08/15/48	JPM	Put	102.13	08/06/20		14,000,000	—
Federal National Mortgage Association, Inc., 2.50%, 08/15/48	JPM	Put	102.09	08/06/20		16,000,000	—
							(239)

JNL/PIMCO Income Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions
6M LIBOR, 06/28/52	DUB	Call	103.50	06/24/22	600,000	72
6M LIBOR, 06/28/52	DUB	Put	103.50	06/24/22	600,000	61
						133

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	07/02/20	BRL	40,865	7,515	(113)
BRL/USD	GSC	07/02/20	BRL	1,200	221	(4)
BRL/USD	CIT	08/04/20	BRL	333	61	(2)
BRL/USD	GSC	08/04/20	BRL	1,200	220	(6)
CLP/USD	CIT	07/27/20	CLP	590,430	719	(52)
EUR/USD	CIT	08/17/20	EUR	3,385	3,807	(3)
EUR/USD	CIT	08/17/20	EUR	2,647	2,977	2
IDR/USD	CIT	09/16/20	IDR	54,150,430	3,758	185
INR/USD	CIT	09/16/20	INR	610,554	8,025	80
INR/USD	GSC	09/16/20	INR	183,894	2,417	25
JPY/USD	GSC	08/17/20	JPY	124,800	1,157	15
MXN/USD	CIT	07/07/20	MXN	7,113	309	(10)
MXN/USD	CIT	07/07/20	MXN	65,760	2,859	221
MXN/USD	CIT	09/17/20	MXN	220,284	9,485	(442)
MXN/USD	CIT	09/17/20	MXN	2,434	105	—
MXN/USD	CIT	12/09/20	MXN	66,214	2,823	(86)
PEN/USD	DUB	07/02/20	PEN	1,834	518	(3)
RUB/USD	GSC	07/17/20	RUB	1,019,241	14,295	(270)
RUB/USD	GSC	07/27/20	RUB	459,763	6,440	252
USD/AUD	CSI	08/17/20	AUD	(494)	(341)	(23)
USD/AUD	GSC	08/17/20	AUD	(588)	(406)	(28)
USD/AUD	GSC	08/17/20	AUD	(614)	(424)	1
USD/BRL	CIT	07/02/20	BRL	(40,865)	(7,514)	2,243
USD/BRL	GSC	07/02/20	BRL	(1,200)	(221)	5
USD/EUR	CIT	08/17/20	EUR	(99,799)	(112,241)	(4,275)
USD/EUR	CIT	08/17/20	EUR	(2,880)	(3,239)	13
USD/GBP	CIT	08/17/20	GBP	(60,470)	(74,950)	(1,166)
USD/GBP	CIT	08/17/20	GBP	(16,676)	(20,669)	290
USD/JPY	GSC	08/17/20	JPY	(228,300)	(2,116)	21
USD/MXN	CIT	07/07/20	MXN	(72,873)	(3,168)	110
USD/NZD	GSC	08/17/20	NZD	(14,224)	(9,179)	(689)
USD/PEN	DUB	07/02/20	PEN	(1,834)	(518)	10
USD/PEN	DUB	07/30/20	PEN	(1,834)	(518)	3
USD/PEN	CIT	09/30/20	PEN	(5,382)	(1,517)	45
					(169,310)	(3,651)

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.33.V9 (Q)	CGM	N/A	5.00	12/20/24	(13,721)	2,205	2,284	(79)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	272	(328)	600
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	27	(74)	101
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(7,500)	25	(41)	66
CMBX.NA.AAA.13 (M)	GSC	N/A	0.50	12/16/72	(45,400)	(562)	(1,417)	855
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(11,219)	63	63	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,125)	229	48	181
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.04	1.00	06/20/23	(300)	—	(3)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.27	1.00	06/20/24	(3,300)	(34)	(56)	22
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.17	1.00	12/20/23	(2,400)	(13)	(40)	27
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.43	1.00	12/20/24	(1,500)	(27)	(12)	(15)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.93	1.00	12/20/22	(1,000)	2	7	(5)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.04	1.00	06/20/23	(7,200)	(6)	(55)	49
Minfin Rossii, FKU (Q)	CGM	0.66	1.00	12/20/22	(6,900)	61	(20)	81
Ministry of Finance Russian Federation (Q)	GSC	1.02	1.00	12/20/24	(6,000)	(3)	30	(33)
Ministry of Finance Russian Federation (Q)	GSC	0.72	1.00	06/20/23	(200)	2	3	(1)
Presidência Da República Federativa Do Brasil (Q)	CGM	1.75	1.00	12/20/22	(4,800)	(86)	(158)	72
Presidência Da República Federativa Do Brasil (Q)	CGM	1.91	1.00	06/20/23	(400)	(11)	(25)	14
Presidência Da República Federativa Do Brasil (Q)	CGM	2.38	1.00	12/20/24	(700)	(41)	(12)	(29)
Presidência Da República Federativa Do Brasil (Q)	GSC	2.38	1.00	12/20/24	(500)	(29)	(8)	(21)
South Africa, Parliament of (Q)	CGM	2.51	1.00	06/20/23	(1,500)	(64)	(76)	12
South Africa, Parliament of (Q)	GSC	2.78	1.00	06/20/24	(600)	(40)	(25)	(15)
					(183,565)	1,970	85	1,885

JNL/PIMCO Income Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,000	—	84
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,100	—	85
								—	169

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 123.4%
U.S. Treasury Inflation Indexed Securities 105.9%
Treasury, United States Department of
0.13%, 04/15/21 (a)	62,549	62,812
0.13%, 01/15/22 (a) (b)	22,984	23,297
0.13%, 04/15/22 (a) (b)	67,684	68,667
0.13%, 07/15/22 (a) (b)	10,324	10,568
0.13%, 01/15/23 (a) (b)	16,396	16,790
0.63%, 04/15/23 (a)	31,802	33,069
0.38%, 07/15/23 (a)	65,912	68,630
0.13%, 10/15/24 (a) (c)	34,776	36,433
2.38%, 01/15/25 (a)	70,525	81,159
0.38%, 07/15/25 (a)	24,318	25,971
0.63%, 01/15/26 (a)	118,024	127,798
2.00%, 01/15/26 (a) (c)	117,175	136,088
0.13%, 07/15/26 (a) (c)	110,310	117,187
0.38%, 01/15/27 (a)	52,337	56,410
2.38%, 01/15/27 (a) (b)	3,178	3,858
0.38%, 07/15/27 (a)	54,439	59,177
0.50%, 01/15/28 (a)	62,575	68,598
1.75%, 01/15/28 (a)	13,566	16,188
3.63%, 04/15/28 (a)	32,676	43,954
0.75%, 07/15/28 (a)	29,130	32,844
0.88%, 01/15/29 (a) (b)	8,128	9,269
2.50%, 01/15/29 (a)	23,283	29,838
3.88%, 04/15/29 (a)	11,468	16,198
0.25%, 07/15/29 (a)	47,157	51,592
0.13%, 01/15/30 (a) (b)	2,083	2,251
2.13%, 02/15/40 (a)	36,654	54,002
2.13%, 02/15/41 (a)	8,640	12,886
0.75%, 02/15/42 (a)	7,114	8,512
0.63%, 02/15/43 (a) (b)	45	52
1.38%, 02/15/44 (a) (c)	78,591	107,216
0.75%, 02/15/45 (a)	22,412	27,405
1.00%, 02/15/46 (a)	32,949	42,653
0.88%, 02/15/47 (a)	3,656	4,662
		1,456,034
Mortgage-Backed Securities 8.8%
Federal Home Loan Mortgage Corporation
3.48%, (6M USD LIBOR + 1.75%), 07/01/36 (d)	102	106
3.81%, (1Y USD LIBOR + 1.48%), 09/01/36 (d)	79	81
3.88%, (1Y USD LIBOR + 1.65%), 10/01/36 (d)	50	52
0.63%, (1M USD LIBOR + 0.45%), 09/15/42 (d)	3,480	3,487
Federal National Mortgage Association, Inc.
3.38%, (1Y USD LIBOR + 1.31%), 11/01/35 (d)	16	17
3.81%, (1Y USD LIBOR + 1.82%), 03/01/36 (d)	31	32
3.02%, (1Y USD LIBOR + 2.02%), 06/01/36 (d)	14	15
TBA, 2.50%, 09/15/47 (c)	13,000	13,494
TBA, 2.50%, 08/15/48 (c)	60,000	62,407
TBA, 3.00%, 09/15/48 (c)	31,400	32,943
TBA, 2.00%, 01/01/00 (c)	8,800	8,959
		121,593
Treasury Inflation Indexed Securities 6.3%
Cabinet Office, Government of Japan
0.10%, 03/10/28, JPY (a)	1,164,334	10,740
0.10%, 03/10/29, JPY (a)	1,130,223	10,458
Canada, Government of
4.25%, 12/01/26, CAD (a)	5,874	5,580
Commonwealth of Australia
1.25%, 02/21/22, AUD (e)	5,290	4,334
3.00%, 09/20/25, AUD (e)	8,920	8,998
HM Treasury
1.25%, 11/22/27, GBP (a) (f)	2,970	4,923
New Zealand Government
2.00%, 09/20/25, NZD (e)	14,100	11,046
3.00%, 09/20/30, NZD (e)	2,500	2,274
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (a)	23,881	27,387
Other Securities		578
		86,318
	Shares/Par[1]	Value ($)
Collateralized Mortgage Obligations 1.1%
Federal Home Loan Mortgage Corporation
Series T-1A1-62, REMIC, 2.89%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (d)	185	184
Series T-1A1-63, REMIC, 2.89%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (d)	137	141
Series WF-4779, REMIC, 0.72%, (1M USD LIBOR + 0.35%), 07/15/44 (d)	1,967	1,960
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 0.24%, (1M USD LIBOR + 0.06%), 07/25/37 (d)	54	53
Series 2019-FA-5, REMIC, 0.58%, (1M USD LIBOR + 0.40%), 03/25/49 (d)	7,192	7,206
Government National Mortgage Association
Series 2017-FB-H10, 1.90%, (1Y USD LIBOR + 0.75%), 04/20/67 (d)	2,304	2,351
Series 2018-FG-H15, REMIC, 2.27%, (1Y USD LIBOR + 0.15%), 08/20/68 (d)	3,080	3,024
		14,919
Sovereign 0.7%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (g)	5,100	1,666
6.15%, 08/12/32, PEN	16,600	5,363
Other Securities		2,372
		9,401
Commercial Mortgage-Backed Securities 0.5%
Government National Mortgage Association
Series 2019-FE-20, 0.59%, (1M USD LIBOR + 0.40%), 02/20/49 (d)	6,735	6,744
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.75%, 12/31/24	1,070	1,141
Municipal 0.0%
Other Securities		262
Total Government And Agency Obligations (cost $1,658,041)		1,696,412
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.0%
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	134	110
Series 2006-A1-HY11, REMIC, 0.30%, (1M USD LIBOR + 0.12%), 06/25/36 (d)	496	441
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,973	1,972
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	419	418
AREIT Trust
Series 2020-A-CRE4, 2.81%, (1M USD LIBOR + 2.62%), 12/15/22 (d)	2,300	2,304
Atrium XII LLC
Series AR-12A, 1.93%, (3M USD LIBOR + 0.83%), 04/22/27 (d)	1,884	1,868
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3M EURIBOR + 0.65%), 10/03/29, EUR (d) (g)	1,612	1,805
Series 2015-A2R-1A, 2.49%, (3M USD LIBOR + 1.05%), 10/03/29 (d) (g)	1,048	1,040
Catamaran CLO Ltd
Series 2013-AR-1A, 1.84%, (3M USD LIBOR + 0.85%), 01/27/28 (d) (g)	3,969	3,903
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 1.68%, (1M USD LIBOR + 1.50%), 02/25/23 (d)	1,900	1,753
Series 2007-1A-1, REMIC, 1.53%, (1M USD LIBOR + 1.35%), 08/25/24 (d)	2,538	2,473
Series 2007-2A3-1, REMIC, 1.73%, (1M USD LIBOR + 1.45%), 09/25/24 (d)	100	97
Citigtoup Mortgage Loan Trust
Series 2019-A1-B, 3.26%, 04/25/66 (d)	366	360
Series 2005-2A2B-3, REMIC, 3.98%, 08/25/35 (d)	69	53
Series 2005-A2-6, REMIC, 2.32%, (12M US Federal Reserve Cumulative Average CMT + 2.15%), 09/25/35 (d)	13	13
Series 2005-A1-6, REMIC, 3.85%, (12M US Federal Reserve Cumulative Average CMT + 2.10%), 09/25/35 (d)	12	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2007-A3A-AMC2, REMIC, 0.26%, (1M USD LIBOR + 0.08%), 01/25/37 (d)	62	48
Series 2007-22AA-10, REMIC, 3.93%, 09/25/37 (d)	531	470
Series 2007-A3A-AHL3, REMIC, 0.24%, (1M USD LIBOR + 0.06%), 08/25/45 (d)	132	101
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	11	11
Series 2005-M3-HE4, REMIC, 0.87%, (1M USD LIBOR + 0.46%), 10/25/35 (d)	3,422	2,933
Series 2006-A1-AMC1, REMIC, 0.33%, (1M USD LIBOR + 0.15%), 09/25/36 (d)	1,425	1,306
Series 2007-1A1A-AR4, REMIC, 4.00%, 03/25/37 (d)	2,030	1,849
Series 2015-1A1-2, REMIC, 0.38%, (1M USD LIBOR + 0.20%), 06/25/47 (d)	1,073	1,055
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.54%, 04/25/22	277	274
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A3-CB6, 0.40%, (1M USD LIBOR + 0.22%), 07/25/37 (d)	3,010	2,269
Series 2007-A1-CB6, REMIC, 0.30%, (1M USD LIBOR + 0.12%), 07/25/37 (d)	103	76
Series 2005-M4-CB3, REMIC, 1.23%, (1M USD LIBOR + 1.05%), 08/25/34 (d)	205	183
CSMC
Series 2015-5A2-3R, REMIC, 0.64%, 09/29/36 (d)	2,455	2,265
Series 2015-2A2-12R, REMIC, 0.99%, 12/03/37 (d)	2,300	1,904
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (d)	702	286
CSMC Trust
Series 2019-A1-RPL9, 3.11%, 10/25/59 (d)	2,628	2,547
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 0.37%, (1M USD LIBOR + 0.19%), 02/25/36 (d)	4,132	3,692
Series 2007-1A1-12, REMIC, 0.92%, (1M USD LIBOR + 0.74%), 06/25/37 (d) (h)	143	130
CWABS, Inc.
Series 2005-MV3-11, REMIC, 0.71%, (1M USD LIBOR + 0.53%), 01/25/36 (d)	4,047	3,925
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 0.49%, (1M USD LIBOR + 0.31%), 07/25/36 (d)	2,871	2,570
Series 2006-A2-FF17, REMIC, 0.30%, (1M USD LIBOR + 0.12%), 12/25/36 (d) (h)	7,634	6,275
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.12%, (US SONIA + 1.05%), 05/25/53, GBP (d) (g)	6,555	8,120
Jamestown CLO Ltd
Series 2014-A1AR-4A, 1.91%, (3M USD LIBOR + 0.69%), 07/15/26 (d)	650	648
Jamestown CLO V Ltd
Series 2014-AR-5A, 2.35%, (3M USD LIBOR + 1.22%), 01/19/27 (d)	2,484	2,475
Jubilee CLO BV
Series 2015-AR-15A, 0.59%, (3M EURIBOR + 0.84%), 07/12/28, EUR (d) (g)	1,000	1,111
Series 2015-A1R-16A, 0.44%, (3M EURIBOR + 0.80%), 12/15/29, EUR (d) (g)	1,840	2,042
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.31%, (1M USD LIBOR + 1.13%), 10/15/23 (d)	2,700	2,627
Navient Funding, LLC
Series 2004-A5-2, 0.02%, (3M EURIBOR + 0.18%), 01/25/24, EUR (d) (f)	274	307
Series 2003-A5-5, 0.00%, (3M EURIBOR + 0.27%), 06/17/24, EUR (d)	184	205
Series 2004-A6B-3A, 1.54%, (3M USD LIBOR + 0.55%), 10/25/39 (d)	2,685	2,530
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 0.70%, (1M USD LIBOR + 0.45%), 10/07/20 (d)	379	377
Series 2010-2A-R3, REMIC, 0.81%, (1M USD LIBOR + 0.56%), 12/08/20 (d)	1,536	1,528
	Shares/Par[1]	Value ($)
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59	3,051	3,165
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 0.95%, (1M USD LIBOR + 0.77%), 05/25/35 (d)	2,735	2,364
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 0.81%, (1M USD LIBOR + 0.63%), 12/25/35 (d)	500	478
Series 2006-M1-KS3, REMIC, 0.68%, (1M USD LIBOR + 0.33%), 04/25/36 (d)	1,000	946
Series 2006-A4-EMX4, REMIC, 0.64%, (1M USD LIBOR + 0.46%), 06/25/36 (d)	4,932	4,455
SLM Private Education Loan Trust
Series 2011-A3-B, 2.43%, (1M USD LIBOR + 2.25%), 06/16/42 (d)	336	337
SLM Student Loan Trust
Series 2008-A-9, 2.49%, (3M USD LIBOR + 1.50%), 04/25/23 (d)	1,105	1,081
SpringCastle Funding Asset-Backed Notes
Series 2019-A-AA, 3.20%, 05/25/26	3,554	3,542
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.68%, (3M GBP LIBOR + 1.03%), 10/20/51, GBP (d) (f)	5,713	7,084
Towd Point Mortgage Trust
Series 2019-A1A-HY3, 1.18%, (1M USD LIBOR + 1.00%), 07/25/27 (d)	1,591	1,580
Tralee CLO III, LLC
Series 2014-AR-3A, 2.17%, (3M USD LIBOR + 1.03%), 10/20/27 (d)	1,899	1,880
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	181	193
Venture XX CLO Ltd
Series 2015-AR-20A, 2.04%, (3M USD LIBOR + 0.82%), 04/15/27 (d) (g)	3,832	3,792
Venture XXI CLO Ltd
Series 2015-AR-21A, 2.10%, (3M USD LIBOR + 0.88%), 07/15/27 (d)	1,924	1,900
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 2.13%, (3M USD LIBOR + 0.95%), 07/16/27 (d) (g)	2,930	2,884
Other Securities		41,322
Total Non-U.S. Government Agency Asset-Backed Securities (cost $155,873)		151,764
CORPORATE BONDS AND NOTES 5.6%
Financials 3.3%
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	4,142
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	7,184
Diamond Finance International Limited
4.42%, 06/15/21 (g)	4,200	4,316
Lloyds Banking Group PLC
4.95%, (callable at 100 beginning 06/27/25), EUR (f) (i)	600	653
1.11%, (3M USD LIBOR + 0.80%), 06/21/21 (d)	2,600	2,611
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (i) (j)	1,000	1,004
Navient Corporation
5.88%, 03/25/21	200	197
Petrobras Global Finance B.V.
6.13%, 01/17/22	247	258
5.09%, 01/15/30 (g)	4,043	4,026
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (i) (j)	200	208
1.85%, (3M USD LIBOR + 1.55%), 06/25/24 (d)	2,000	1,996
4.52%, 06/25/24 (d) (j)	1,300	1,412
UniCredit S.p.A.
7.83%, 12/04/23 (g)	6,750	7,733
Other Securities		9,860
		45,600
Industrials 0.6%
Central Nippon Expressway Company Limited
2.85%, 03/03/22 (f)	200	205

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
General Electric Capital Corporation
3.10%, 01/09/23	2,300	2,405
Textron Inc.
1.00%, (3M USD LIBOR + 0.55%), 11/10/20 (d)	3,610	3,599
Other Securities		1,767
		7,976
Consumer Discretionary 0.5%
McDonald's Corporation
1.32%, (3M USD LIBOR + 0.43%), 10/28/21 (d)	5,200	5,209
Nissan Motor Acceptance Corporation
1.90% - 3.15%, 03/15/21 - 09/14/21 (g)	300	296
2.80%, 01/13/22 (g) (k)	1,900	1,871
		7,376
Information Technology 0.4%
Microchip Technology Incorporated
3.92%, 06/01/21	3,400	3,465
Other Securities		1,548
		5,013
Consumer Staples 0.4%
Danone
2.08%, 11/02/21 (g)	2,500	2,543
Pernod Ricard
5.75%, 04/07/21 (g)	1,744	1,812
Other Securities		305
		4,660
Communication Services 0.3%
AT&T Inc.
5.15%, 02/15/50	1,500	1,924
5.30%, 08/15/58	500	642
Other Securities		1,293
		3,859
Utilities 0.1%
Other Securities		1,548
Real Estate 0.0%
Other Securities		326
Energy 0.0%
Other Securities		325
Health Care 0.0%
Other Securities		188
Total Corporate Bonds And Notes (cost $74,611)		76,871
PREFERRED STOCKS 0.0%
Financials 0.0%
Other Securities		649
Total Preferred Stocks (cost $500)		649
SHORT TERM INVESTMENTS 1.6%
Discount Notes 1.1%
Federal Home Loan Banks Office of Finance
0.08%, 07/09/20 (l) (m)	8,100	8,100
0.16%, 07/17/20 (l) (m)	6,500	6,500
		14,600
Treasury Securities 0.5%
Presidência Da República Federativa Do Brasil
3.30%, 07/01/20, BRL (l)	32,167	5,915
	Shares/Par[1]	Value ($)
Presidencia De La Nacion
36.63%, (BADLAR + 2.00%), 08/28/20, ARS (d) (l)	27,489	240
24.37%, (BADLAR + 4.00%), 09/18/20, ARS (d) (l)	16,100	140
28.50% - 132.35%, 08/27/20 - 10/29/20, ARS (l)	13,443	141
		6,436
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.11% - 1.54%, 08/13/20 - 08/27/20 (b) (l)	182	182
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (n) (o)	103	103
Total Short Term Investments (cost $23,216)		21,321
Total Investments 141.6% (cost $1,912,241)		1,947,017
Total Forward Sales Commitments (0.1)% (proceeds $1,457)		(1,456)
Total Purchased Options 0.0% (cost $21)		1
Other Derivative Instruments 0.0%		589
Other Assets and Liabilities, Net (41.5)%		(571,534)
Total Net Assets 100.0%		1,374,617

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $1,241,230.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $65,909 and 4.8% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) All or a portion of the security was on loan as of June 30, 2020.

(l) The coupon rate represents the yield to maturity.

(m) The security is a direct debt of the agency and not collateralized by mortgages.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
U.S. Treasury Inflation Indexed Securities (0.1%)
Treasury, United States Department of
0.13%, 04/15/21 (a)	(1,450)	(1,456)
Total Government And Agency Obligations (proceeds $1,457)		(1,456)
Total Forward Sales Commitments (0.1%) (proceeds $1,457)		(1,456)

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Akelius Residential Property Ab (Publ), 3.38%, 09/23/20	02/02/17	108	113	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88%, callable at 100 beginning 09/24/23	01/30/19	222	218	—
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	01/16/19	113	107	—
Central Nippon Expressway Company Limited, 2.85%, 03/03/22	06/26/19	201	205	—
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	09/05/18	1,434	1,385	0.1
Eurosail PLC, Series 2007-A3A-3X, 1.14%, 06/13/45	06/29/16	1,291	1,301	0.1
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 0.31%, 06/18/38	04/09/19	91	86	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 0.29%, 03/18/39	04/09/19	118	111	—
Grifonas Finance No.1 PLC, Series 1-A, 0.00%, 08/28/39	02/10/15	562	679	0.1
HM Treasury, 1.25%, 11/22/27	09/23/19	4,973	4,923	0.4
JT International Financial Services B.V., 3.50%, 09/28/23	06/26/19	206	214	—
Komatsu Finance America Inc., 2.44%, 09/11/22	09/17/19	400	409	—
Lloyds Banking Group PLC, 4.95%, callable at 100 beginning 06/27/25	01/31/18	755	653	0.1
Navient Funding, LLC, Series 2004-A5-2, 0.02%, 01/25/24	04/19/17	293	307	—
Towd Point Mortgage Funding, Series 2019-A1-GR4A, 1.68%, 10/20/51	03/22/19	7,544	7,084	0.5
		18,311	17,795	1.3

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	351	September 2020	EUR	47,141	(28)	266
Euro Bund	231	September 2020	EUR	40,480	(47)	332
United States 10 Year Ultra Bond	479	September 2020		75,036	(120)	399
United States 2 Year Note	368	October 2020		81,247	6	18
United States Ultra Bond	82	September 2020		18,038	(85)	(149)
					(274)	866
Short Contracts
Australia 10 Year Bond	(44)	September 2020	AUD	(6,443)	2	(72)
Australia 3 Year Bond	(72)	September 2020	AUD	(8,424)	1	(3)
Euro Buxl 30 Year Bond	(45)	September 2020	EUR	(9,658)	54	(270)
Euro Schatz	(1,783)	September 2020	EUR	(199,980)	49	36
Italy Government BTP Bond	(51)	September 2020	EUR	(7,166)	(25)	(193)
Italy Short Term Government BTP Bond	(245)	September 2020	EUR	(27,283)	(19)	(144)
Japan 10 Year Bond	(12)	September 2020	JPY	(1,823,293)	21	(1)
Long Gilt	(25)	September 2020	GBP	(3,444)	(2)	3
United States 10 Year Note	(1,502)	September 2020		(208,600)	234	(436)
United States 5 Year Note	(1,015)	October 2020		(127,311)	31	(317)
United States Long Bond	(396)	September 2020		(70,247)	185	(463)
					531	(1,860)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	(12)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	7	(236)
France CPI Excluding Tobacco (A)	Receiving	1.16	(A)	08/15/20	EUR	410	—	(7)
France CPI Excluding Tobacco (A)	Receiving	1.35	(A)	06/15/21	EUR	3,700	(1)	(111)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	5	(274)
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	(3)	33
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	(3)	100
U.K. Retail Price Index (A)	Receiving	3.60	(A)	09/15/34	GBP	1,990	22	(230)
U.K. Retail Price Index (A)	Paying	2.89	(A)	06/15/22	GBP	10,800	(7)	81
U.K. Retail Price Index (A)	Paying	3.85	(A)	09/15/24	GBP	9,300	(13)	734
U.K. Retail Price Index (A)	Paying	3.33	(A)	01/15/25	GBP	24,100	(47)	21
U.K. Retail Price Index (A)	Paying	3.39	(A)	01/15/30	GBP	2,300	(15)	52
U.K. Retail Price Index (A)	Paying	3.44	(A)	01/15/30	GBP	3,300	(21)	103
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	9,900	(70)	735
U.K. Retail Price Index (A)	Paying	3.30	(A)	12/15/30	GBP	3,500	(29)	361
U.K. Retail Price Index (A)	Paying	3.14	(A)	04/15/31	GBP	6,600	(59)	627
U.S. CPURNSA (A)	Receiving	2.50	(A)	07/15/22		24,500	9	(910)
U.S. CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	8	(907)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23	1,490	1	(76)
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23	10,364	6	(556)
U.S. CPURNSA (A)	Receiving	2.56	(A)	05/08/23	11,800	7	197
U.S. CPURNSA (A)	Paying	0.90	(A)	06/17/21	3,800	(4)	1
U.S. CPURNSA (A)	Paying	1.03	(A)	06/18/21	12,700	(15)	14
U.S. CPURNSA (A)	Paying	1.34	(A)	07/01/21	1,600	(2)	—
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28	10,040	(16)	961
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28	8,700	(15)	909
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28	7,900	(15)	846
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29	6,100	(13)	369
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29	14,500	(30)	472
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30	2,200	(4)	(50)
						(317)	3,247

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.HY.33.V9 (Q)	5.00	12/20/24	5,382	27	(44)	364
CDX.NA.HY.34.V6 (Q)	5.00	06/20/25	20,140	131	(172)	(1,077)
				158	(216)	(713)
Credit default swap agreements - sell protection
Daimler AG (Q)	1.00	12/20/20	(660)	2	—	(7)
General Electric Company (Q)	1.00	12/20/20	(400)	—	—	11
General Electric Company (Q)	1.00	12/20/23	(700)	(11)	2	29
				(9)	2	33

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Schatz Future, September 2020	1,783	EUR	116.00	08/21/20	(1)	(1)

JNL/PIMCO Real Return Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, September 2020	Call	192.00	08/21/20	400	—
United States 10 Year Note Future, September 2020	Call	175.00	08/21/20	1,102	—
United States 5 Year Note Future, September 2020	Call	136.00	07/24/20	1,038	1
					1

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.33, 12/20/24	GSC	Put	250.00	03/17/21		4,500,000	(10)
CDX.NA.IG.34, 06/20/25	BNP	Call	60.00	08/19/20		2,900,000	(2)
CDX.NA.IG.34, 06/20/25	BNP	Call	62.50	08/19/20		4,200,000	(3)
CDX.NA.IG.34, 06/20/25	BOA	Call	60.00	08/19/20		4,700,000	(3)
CDX.NA.IG.34, 06/20/25	BOA	Call	55.00	09/16/20		4,300,000	(2)
CDX.NA.IG.34, 06/20/25	GSC	Call	60.00	08/19/20		3,900,000	(2)
CDX.NA.IG.34, 06/20/25	BNP	Put	120.00	08/19/20		4,200,000	(4)
CDX.NA.IG.34, 06/20/25	BNP	Put	110.00	08/19/20		2,900,000	(3)
CDX.NA.IG.34, 06/20/25	BOA	Put	115.00	08/19/20		3,700,000	(4)
CDX.NA.IG.34, 06/20/25	BOA	Put	110.00	08/19/20		4,700,000	(6)
CDX.NA.IG.34, 06/20/25	BOA	Put	110.00	09/16/20		4,300,000	(9)
CDX.NA.IG.34, 06/20/25	GSC	Put	110.00	08/19/20		3,900,000	(5)
ITRAXX.EUR.32, 12/20/24	GSC	Put	250.00	03/17/21	EUR	3,500,000	(6)
ITRAXX.EUR.33, 06/20/25	BNP	Call	50.00	09/16/20	EUR	3,100,000	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PIMCO Real Return Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
ITRAXX.EUR.33, 06/20/25	BOA	Call	47.50	09/16/20	EUR	3,600,000	(2)
ITRAXX.EUR.33, 06/20/25	DUB	Call	55.00	08/19/20	EUR	3,500,000	(3)
ITRAXX.EUR.33, 06/20/25	DUB	Call	50.00	10/21/20	EUR	3,200,000	(3)
ITRAXX.EUR.33, 06/20/25	GSC	Call	50.00	09/16/20	EUR	3,100,000	(2)
ITRAXX.EUR.33, 06/20/25	JPM	Call	50.00	10/21/20	EUR	3,500,000	(4)
ITRAXX.EUR.33, 06/20/25	BNP	Put	110.00	09/16/20	EUR	3,100,000	(5)
ITRAXX.EUR.33, 06/20/25	BOA	Put	100.00	09/16/20	EUR	3,600,000	(7)
ITRAXX.EUR.33, 06/20/25	DUB	Put	100.00	08/19/20	EUR	3,500,000	(4)
ITRAXX.EUR.33, 06/20/25	DUB	Put	120.00	10/21/20	EUR	3,200,000	(7)
ITRAXX.EUR.33, 06/20/25	GSC	Put	110.00	09/16/20	EUR	3,100,000	(5)
ITRAXX.EUR.33, 06/20/25	JPM	Put	120.00	10/21/20	EUR	3,500,000	(8)
							(111)
Inflation - Capped/Floor Options
Cap - US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		19,400,000	—
Cap - US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		1,700,000	—
Floor - US Urban Consumers Price Index	CIT	Call	0.00	09/29/20		3,000,000	—
Floor - US Urban Consumers Price Index	JPM	Call	0.00	10/02/20		8,600,000	—
							—
Interest Rate Swaptions
6M EURIBOR, 08/27/50	JPM	Call	0.00	08/25/20	EUR	2,300,000	(67)
6M EURIBOR, 08/26/50	MSC	Call	0.00	08/24/20	EUR	4,900,000	(135)
							(202)
Options on Securities
Federal National Mortgage Association, Inc., 2.50%, 08/15/48	JPM	Put	102.56	08/06/20		2,900,000	—
Federal National Mortgage Association, Inc., 2.50%, 08/15/48	JPM	Put	102.13	08/06/20		7,300,000	—
							—

JNL/PIMCO Real Return Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	BNP	07/02/20	BRL	312	57	(1)
BRL/USD	BOA	07/02/20	BRL	788	145	(4)
BRL/USD	CIT	07/02/20	BRL	32,167	5,915	(146)
EUR/USD	UBS	07/02/20	EUR	2,623	2,947	(11)
EUR/USD	UBS	07/02/20	EUR	2,828	3,177	2
MXN/USD	JPM	07/07/20	MXN	13,287	578	(18)
RUB/USD	CIT	07/27/20	RUB	10,200	143	(4)
USD/AUD	BOA	07/02/20	AUD	(18,940)	(13,071)	(303)
USD/BRL	BNP	07/02/20	BRL	(312)	(57)	1
USD/BRL	BOA	07/02/20	BRL	(788)	(145)	3
USD/BRL	CIT	07/02/20	BRL	(32,167)	(5,915)	1,784
USD/BRL	BNP	08/04/20	BRL	(312)	(57)	1
USD/BRL	BOA	08/04/20	BRL	(788)	(145)	4
USD/BRL	CIT	08/04/20	BRL	(32,167)	(5,905)	150
USD/CAD	JPM	07/02/20	CAD	(7,251)	(5,341)	(50)
USD/EUR	UBS	07/02/20	EUR	(27,075)	(30,419)	(295)
USD/EUR	UBS	07/02/20	EUR	(6,945)	(7,802)	49
USD/GBP	JPM	07/02/20	GBP	(23,134)	(28,666)	228
USD/JPY	CIT	07/02/20	JPY	(2,305,300)	(21,350)	59
USD/MXN	JPM	07/07/20	MXN	(13,287)	(578)	(49)
USD/MXN	JPM	12/09/20	MXN	(13,287)	(566)	17
USD/NZD	MSC	07/02/20	NZD	(20,761)	(13,397)	(454)
USD/PEN	CIT	07/24/20	PEN	(6,549)	(1,848)	56
USD/PEN	BNP	09/04/20	PEN	(18,421)	(5,195)	158
USD/SGD	SGB	09/16/20	SGD	(49)	(35)	—
					(127,530)	1,177

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund *
SENIOR FLOATING RATE INSTRUMENTS 94.6%
Information Technology 14.0%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (a)	574	500
2019 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (a)	522	455
USD 1st Lien Term Loan, 4.50%, (6M LIBOR + 3.50%), 04/26/24 (a)	2,807	2,447
USD 2nd Lien Term Loan , 8.25%, (6M LIBOR + 7.25%), 04/27/25 (a)	950	818
AppLovin Corporation
Term Loan B3, 3.68%, (1M LIBOR + 3.50%), 07/13/26 (a)	4,339	4,202
Dell International L.L.C.
2020 Term Loan B, 2.75%, (1M LIBOR + 2.00%), 09/11/25 (a)	7,405	7,204
II-VI Incorporated
2018 Term Loan B, 3.61%, (3M LIBOR + 3.50%), 06/28/26 (a)	4,667	4,527
McAfee, LLC
2018 1st Lien Term Loan, 3.93%, (1M LIBOR + 3.75%), 09/30/24 (a)	4,323	4,200
ON Semiconductor Corporation
2017 Term Loan B, 2.18%, (1M LIBOR + 2.00%), 09/13/26 (a)	4,472	4,282
Refinitiv US Holdings Inc.
2017 2nd Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 09/12/25 (a)	5,969	5,825
Sophia, L.P.
1st Lien Term Loan, 4.25%, (3M LIBOR + 3.25%), 09/30/22 (a)	4,352	4,243
SS&C Technologies Holdings Europe S.A.R.L.
1st Lien Term Loan, 0.00%, (1M LIBOR + 1.75%), 02/27/25 (a) (b)	393	376
1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/27/25 (a)	1,591	1,520
SS&C Technologies Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 1.75%), 02/27/25 (a) (b)	572	546
1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/27/25 (a)	2,264	2,163
Tech Data Corp
ABL FILO Term Loan, 0.00%, (3M LIBOR + 5.50%), 06/30/25 (a) (b)	1,416	1,359
ABL Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/30/25 (a) (b)	5,825	5,765
Western Digital Corporation
2018 Term Loan B4, 1.92%, (3M LIBOR + 1.75%), 04/29/23 (a)	5,359	5,203
WEX Inc.
Term Loan B3, 2.43%, (1M LIBOR + 2.25%), 05/17/26 (a)	4,617	4,413
Other Securities		92,886
		152,934
Consumer Discretionary 13.8%
Adient US LLC
USD Term Loan B16, 4.18%, (1M LIBOR + 4.00%), 05/03/24 (a)	2,775	2,658
USD Term Loan B11, 4.47%, (3M LIBOR + 4.00%), 05/03/24 (a)	937	898
Boyd Gaming Corporation
Term Loan B, 2.36%, (3M LIBOR + 2.25%), 09/15/23 (a)	3,503	3,285
Caesars Entertainment Operating Company
Exit Term Loan, 2.18%, (1M LIBOR + 2.00%), 04/03/24 (a)	3,352	3,334
Caesars Resort Collection, LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/23/24 (a)	3,370	2,988
Panther BF Aggregator 2 LP
2017 Term Loan B, 3.68%, (1M LIBOR + 3.50%), 03/13/26 (a)	3,028	2,876
Other Securities		134,504
		150,543
Health Care 12.5%
Bausch Health Companies Inc.
Term Loan B, 3.19%, (1M LIBOR + 3.00%), 05/19/25 (a)	4,436	4,305
Change Healthcare Holdings LLC
Exit Term Loan B, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (a)	1,074	1,030
Exit Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (a)	875	839
DIP Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/02/24 (a)	1,651	1,583
New 1st Lien Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/03/24 (a)	1,627	1,559
DaVita, Inc.
2020 Term Loan B, 1.93%, (1M LIBOR + 1.75%), 07/30/26 (a)	4,794	4,630
Gentiva Health Services, Inc.
2018 USD Term Loan B, 3.44%, (1M LIBOR + 3.25%), 07/02/25 (a)	4,441	4,291
Grifols Worldwide Operations USA, Inc.
2018 Term Loan B5, 2.11%, (3M LIBOR + 2.00%), 11/15/27 (a)	5,122	4,922
Valeant Pharmaceuticals International Inc.
2018 Term Loan B, 0.00%, (1M LIBOR + 3.00%), 05/17/25 (a) (b)	671	651
Other Securities		113,093
		136,903
Industrials 12.4%
Gates Global LLC
2019 1st Lien Term Loan B3, 3.75%, (1M LIBOR + 2.75%), 04/01/24 (a)	6,382	6,132
Genesee & Wyoming Inc.
2018 USD Term Loan B2, 2.31%, (3M LIBOR + 2.00%), 10/29/26 (a)	4,365	4,193
Hamilton Holdco, LLC
2018 Term Loan B3, 2.31%, (3M LIBOR + 2.00%), 06/01/25 (a)	4,342	4,169
Prime Security Services Borrower, LLC
2017 Term Loan, 4.25%, (1M LIBOR + 3.25%), 12/31/22 (a)	3,674	3,525
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.92%, (1M LIBOR + 2.75%), 02/05/23 (a)	3,559	3,391
USD 2017 Term Loan, 2.92%, (1M LIBOR + 2.75%), 02/05/23 (a)	805	767
USD 2017 Term Loan, 2.92%, (1M LIBOR + 2.75%), 02/05/23 (a)	1,319	1,257
Tempo Acquisition LLC
Term Loan, 2.93%, (1M LIBOR + 2.75%), 04/20/24 (a)	4,636	4,392
USI, Inc.
2017 Repriced Term Loan, 3.31%, (3M LIBOR + 3.00%), 05/16/24 (a)	3,615	3,423
USIC Holdings, Inc.
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 12/09/23 (a)	1,265	1,203
Other Securities		103,609
		136,061
Communication Services 12.2%
Altice Financing SA
USD 2017 1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 07/31/25 (a)	2,541	2,399
USD 2017 1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 01/06/26 (a)	1,186	1,116
Altice France S.A.
USD 1st Lien Term Loan, 3.87%, (1M LIBOR + 3.69%), 01/31/26 (a)	3,482	3,331
USD 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 07/13/26 (a)	3,171	3,043
Charter Communications Operating, LLC
Delayed Draw Term Loan B2, 1.93%, (1M LIBOR + 1.75%), 04/30/25 (a)	5,664	5,448
CSC Holdings, LLC
2020 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 07/15/25 (a)	4,723	4,457
2020 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 01/31/26 (a)	3,930	3,710

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Iridium Satellite LLC
2018 Term Loan B, 4.75%, (1M LIBOR + 3.75%), 10/08/27 (a)	4,531	4,435
Level 3 Financing Inc.
2018 Incremental Term Loan, 1.93%, (1M LIBOR + 1.75%), 03/01/27 (a)	7,253	6,846
MTN Infrastructure TopCo Inc
2018 1st Lien Term Loan, 4.00%, (1M LIBOR + 3.00%), 10/27/24 (a)	4,789	4,578
SBA Senior Finance II LLC
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 03/26/25 (a)	5,492	5,275
Telenet Financing USD LLC
2020 USD Term Loan AR, 2.18%, (1M LIBOR + 2.00%), 04/21/29 (a)	5,250	4,942
Virgin Media Bristol LLC
USD Term Loan N, 2.68%, (1M LIBOR + 2.50%), 10/03/27 (a)	6,090	5,802
Other Securities		77,964
		133,346
Financials 10.9%
AlixPartners, LLP
USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 03/28/24 (a)	4,598	4,435
AssuredPartners, Inc.
Term Loan B, 3.68%, (1M LIBOR + 3.50%), 08/07/20 (a)	4,847	4,625
Asurion LLC
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 08/04/22 (a)	5,137	4,991
Term Loan B, 6.68%, (1M LIBOR + 6.50%), 08/04/25 (a)	750	744
Blackstone CQP Holdco LP
Term Loan B, 3.81%, (3M LIBOR + 3.50%), 05/29/24 (a)	2,435	2,326
INEOS Enterprises Holdings US Finco LLC
2018 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 07/29/26 (a)	3,416	3,268
INEOS US Finance LLC
2018 Term Loan B, 2.18%, (1M LIBOR + 2.00%), 03/31/24 (a)	6,596	6,240
Jane Street Group, LLC
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 01/31/25 (a)	5,375	5,219
SolarWinds Holdings, Inc.
1st Lien Term Loan B3, 2.93%, (1M LIBOR + 2.75%), 02/06/24 (a)	4,609	4,461
Trans Union, LLC
2019 Term Loan B5, 1.93%, (1M LIBOR + 1.75%), 11/13/26 (a)	5,268	5,029
Other Securities		78,012
		119,350
Materials 10.3%
Ferro Corporation
2019 Term Loan B, 2.56%, (3M LIBOR + 2.25%), 02/14/24 (a)	1,463	1,415
2019 Term Loan B, 2.56%, (3M LIBOR + 2.25%), 02/14/24 (a)	1,495	1,446
2019 Term Loan B, 2.56%, (3M LIBOR + 2.25%), 02/14/24 (a)	2,905	2,809
Hexion Inc
2018 Term Loan B, 4.93%, (3M LIBOR + 3.50%), 06/27/26 (a)	4,001	3,891
LTI Holdings, Inc.
2018 1st Lien Term Loan, 3.68%, (1M LIBOR + 3.50%), 08/15/25 (a)	3,743	3,171
Starfruit Finco B.V
1st Lien Term Loan, 3.19%, (1M LIBOR + 3.00%), 09/20/25 (a)	4,652	4,353
1st Lien Term Loan, 3.19%, (1M LIBOR + 3.00%), 09/20/25 (a)	905	847
Univar Solutions Inc.
2017 USD Term Loan B3, 2.43%, (1M LIBOR + 2.25%), 07/01/24 (a)	5,549	5,330
Other Securities		88,940
		112,202
Consumer Staples 5.2%
Reynolds Consumer Products LLC
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 01/30/27 (a)	4,345	4,180
Verscend Holding Corp.
2018 Term Loan B, 4.68%, (1M LIBOR + 4.50%), 08/08/25 (a)	5,147	4,963
Other Securities		47,901
		57,044
Utilities 2.0%
Calpine Construction Finance Company, L.P.
Term Loan, 2.18%, (1M LIBOR + 2.00%), 01/15/25 (a)	3,153	3,032
Calpine Corporation
Term Loan, 2.43%, (1M LIBOR + 2.25%), 05/23/22 (a)	4,384	4,224
Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/22/26 (a)	1,643	1,582
Pacific Gas And Electric Company
2017 Term Loan B, 2.44%, (1M LIBOR + 2.25%), 12/31/20 (a)	4,020	4,000
2017 Term Loan B, 5.50%, (3M LIBOR + 4.50%), 06/18/25 (a)	2,449	2,403
Other Securities		6,761
		22,002
Energy 0.7%
Other Securities		8,061
Real Estate 0.6%
Other Securities		6,984
Total Senior Floating Rate Instruments (cost $1,105,099)		1,035,430
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.2%
Other Securities		13,310
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,562)		13,310
CORPORATE BONDS AND NOTES 1.0%
Communication Services 0.3%
CSC Holdings, LLC
4.63%, 12/01/30 (c)	2,815	2,735
Other Securities		847
		3,582
Health Care 0.2%
Bausch Health Companies Inc.
6.25%, 02/15/29 (c)	1,688	1,697
Other Securities		984
		2,681
Industrials 0.2%
Other Securities		1,706
Financials 0.1%
Other Securities		1,196
Real Estate 0.1%
Other Securities		968
Materials 0.1%
Other Securities		877
Total Corporate Bonds And Notes (cost $11,104)		11,010
INVESTMENT COMPANIES 0.9%
SPDR Blackstone/ GSO Senior Loan ETF	178	7,722
Other Securities		2,455
Total Investment Companies (cost $9,938)		10,177
COMMON STOCKS 0.1%
Financials 0.1%
Other Securities		1,008
Communication Services 0.0%
Other Securities		164
Consumer Discretionary 0.0%
Other Securities		5
Health Care 0.0%
Other Securities		—
Total Common Stocks (cost $6,586)		1,177

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
WARRANTS 0.0%
Other Securities		318
Total Warrants (cost $992)		318
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	26,143	26,143
Total Short Term Investments (cost $26,143)		26,143
Total Investments 100.2% (cost $1,173,424)		1,097,565
Other Assets and Liabilities, Net (0.2)%		(2,314)
Total Net Assets 100.0%		1,095,251

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $9,814 and 0.9% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	980	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund *
CORPORATE BONDS AND NOTES 92.1%
Communication Services 20.0%
Altice Financing S.A.
5.00%, 01/15/28 (a)	2,343	2,328
Altice France
7.38%, 05/01/26 (a)	13,880	14,454
Altice France S.A.
6.00%, 02/15/28 (a)	2,206	2,085
CCO Holdings, LLC
5.50%, 05/01/26 (a)	1,935	2,006
5.13%, 05/01/27 (a)	2,952	3,054
5.88%, 05/01/27 (a)	19,000	19,809
5.00%, 02/01/28 (a)	3,293	3,401
5.38%, 06/01/29 (a)	14,979	15,802
CenturyLink, Inc.
5.63%, 04/01/25	6,891	7,127
5.13%, 12/15/26 (a)	4,255	4,249
4.00%, 02/15/27 (a)	2,328	2,261
7.60%, 09/15/39	903	972
CSC Holdings, LLC
5.50%, 04/15/27 (a)	10,598	11,013
7.50%, 04/01/28 (a)	8,516	9,291
6.50%, 02/01/29 (a)	2,922	3,199
DISH DBS Corporation
5.00%, 03/15/23	4,889	4,885
5.88%, 11/15/24	8,273	8,231
Embarq Corporation
8.00%, 06/01/36	2,890	3,247
Frontier Communications Corporation
8.50%, 04/01/26	5,984	5,665
8.00%, 04/01/27 (a)	3,186	3,236
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,283
8.38%, 05/01/27	8,534	7,829
5.25%, 08/15/27 (a)	991	949
Level 3 Financing, Inc.
5.13%, 05/01/23	3,000	3,000
5.38%, 01/15/24	1,541	1,553
4.63%, 09/15/27 (a)	7,541	7,599
Neptune Finco Corp.
10.88%, 10/15/25 (a)	5,895	6,338
Netflix, Inc.
4.38%, 11/15/26	2,476	2,576
4.88%, 04/15/28	2,678	2,857
5.88%, 11/15/28	11,866	13,502
Sirius XM Radio Inc.
4.63%, 05/15/23 (a)	927	934
5.38%, 04/15/25 (a)	1,400	1,439
5.00%, 08/01/27 (a)	9,822	10,055
5.50%, 07/01/29 (a)	2,020	2,135
Sprint Capital Corporation
6.88%, 11/15/28	3,791	4,624
Sprint Communications, Inc.
6.00%, 11/15/22	4,000	4,220
Sprint Corporation
7.13%, 06/15/24	17,104	19,290
7.63%, 02/15/25	3,000	3,461
Univision Communications Inc.
5.13%, 05/15/23 (a)	4,173	4,210
6.63%, 06/01/27 (a)	6,155	5,876
Other Securities		127,571
		357,616
Consumer Discretionary 13.2%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a)	6,240	5,171
Adient US LLC
9.00%, 04/15/25 (a)	1,221	1,316
Ford Motor Company
8.50%, 04/21/23	2,174	2,299
9.00%, 04/22/25	2,174	2,351
4.35%, 12/08/26 (b)	2,500	2,331
6.63%, 10/01/28	2,809	2,814
9.63%, 04/22/30 (b)	2,174	2,577
7.45%, 07/16/31	2,753	2,899
KB Home
7.63%, 05/15/23	5,237	5,708
4.80%, 11/15/29	6,966	6,841
L Brands, Inc.
6.88%, 07/01/25 (a)	1,559	1,609
9.38%, 07/01/25 (a)	1,248	1,254
7.50%, 06/15/29	11,178	9,824
Marriott International, Inc.
5.75%, 05/01/25 (c)	3,759	4,092
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	1,723	1,760
6.50%, 09/15/26	3,700	3,739
MGM Resorts International
5.75%, 06/15/25	2,849	2,830
5.50%, 04/15/27	2,800	2,702
Other Securities		174,222
		236,339
Energy 11.8%
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	2,583	2,834
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	2,840	2,830
5.63%, 10/01/26	11,788	11,700
4.50%, 10/01/29	1,094	1,067
Continental Resources, Inc.
4.50%, 04/15/23	4,095	3,913
3.80%, 06/01/24	7,189	6,785
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (d)	5,249	4,458
7.13%, (callable at 100 beginning 05/15/30) (d)	2,728	2,341
5.25%, 04/15/29	3,749	4,092
Occidental Petroleum Corporation
2.70%, 02/15/23	3,286	2,986
6.95%, 07/01/24	6,706	6,567
2.90%, 08/15/24	3,626	3,100
3.20%, 08/15/26	4,738	3,830
8.88%, 07/15/30	2,690	2,692
7.50%, 05/01/31	3,368	3,132
6.45%, 09/15/36	7,928	6,830
4.30%, 08/15/39	5,744	3,962
Targa Resource Corporation
5.13%, 02/01/25	5,773	5,551
5.00%, 01/15/28	6,221	5,848
5.50%, 03/01/30 (a)	8,019	7,718
Transocean Inc
7.50%, 01/15/26 (a)	7,340	4,001
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	4,777	4,218
Transocean Proteus Limited
6.25%, 12/01/24 (a)	5,885	5,409
Other Securities		105,696
		211,560
Financials 11.8%
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (a)	2,410	2,474
5.25%, 08/15/27 (a)	4,390	4,309
Ford Motor Credit Company LLC
3.20%, 01/15/21	2,200	2,170
5.60%, 01/07/22	2,195	2,207
3.09%, 01/09/23	1,640	1,562
3.10%, 05/04/23	4,700	4,454
3.66%, 09/08/24	2,280	2,149
4.06%, 11/01/24	2,333	2,224
5.13%, 06/16/25 (b)	2,122	2,120
4.27%, 01/09/27	2,500	2,338
Icahn Enterprises L.P.
4.75%, 09/15/24	6,894	6,517
6.25%, 05/15/26	9,579	9,577
JPMorgan Chase & Co.
4.49%, (callable at 100 beginning 11/01/20) (d)	7,336	6,898
4.60%, (callable at 100 beginning 02/01/25) (d)	1,662	1,481

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
5.00%, (callable at 100 beginning 08/01/24) (d)	5,380	5,188
Navient Corporation
7.25%, 09/25/23	5,433	5,309
5.88%, 10/25/24	4,383	4,118
Springleaf Finance Corporation
6.13%, 03/15/24	2,942	2,986
8.88%, 06/01/25	1,716	1,837
7.13%, 03/15/26	6,005	6,213
6.63%, 01/15/28	1,555	1,537
Other Securities		133,426
		211,094
Health Care 9.6%
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	8,727	8,842
5.50%, 11/01/25 (a)	1,907	1,954
8.50%, 01/31/27 (a)	20,388	21,727
5.75%, 08/15/27 (a)	4,733	5,014
7.00%, 01/15/28 (a)	1,559	1,608
6.25%, 02/15/29 (a)	1,707	1,717
Centene Corporation
4.75%, 01/15/25	3,146	3,220
5.25%, 04/01/25 (a)	11,207	11,540
5.38%, 08/15/26 (a)	2,195	2,283
4.25%, 12/15/27	4,399	4,539
4.63%, 12/15/29	4,891	5,160
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	4,349	4,526
Community Health Systems, Inc.
6.25%, 03/31/23	989	932
8.63%, 01/15/24 (a)	3,130	3,063
6.63%, 02/15/25 (a)	4,869	4,643
8.00%, 03/15/26 (a)	4,010	3,791
Endo Designated Activity Company
9.50%, 07/31/27 (a)	4,102	4,324
6.00%, 06/30/28 (a)	4,106	2,648
HCA Inc.
5.38%, 09/01/26	1,511	1,643
4.50%, 02/15/27	4,000	4,452
3.50%, 09/01/30	11,421	10,948
5.13%, 06/15/39	2,125	2,473
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	4,174	4,280
Tenet Healthcare Corporation
8.13%, 04/01/22	5,116	5,359
4.63%, 07/15/24	928	909
7.50%, 04/01/25 (a)	4,114	4,367
5.13%, 05/01/25	3,600	3,484
7.00%, 08/01/25 (b)	1,966	1,931
4.88%, 01/01/26 (a)	9,774	9,577
5.13%, 11/01/27 (a)	5,161	5,105
4.63%, 06/15/28 (a)	1,594	1,562
Other Securities		23,334
		170,955
Industrials 7.6%
Aircastle Limited
4.25%, 06/15/26	10,622	9,743
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	9,694	10,048
TransDigm Inc.
8.00%, 12/15/25 (a)	1,157	1,215
6.25%, 03/15/26 (a)	12,170	12,174
5.50%, 11/15/27	4,175	3,643
TransDigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,759
Other Securities		97,333
		135,915
Materials 6.2%
ARD Finance S.A.
6.50%, 06/30/27 (a) (e)	5,220	5,169
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (a)	2,203	2,256
5.25%, 08/15/27 (a)	2,641	2,593
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a)	2,519	2,444
7.38%, 06/05/27 (a)	1,901	1,931
5.45%, 11/19/29 (a)	7,761	7,178
Freeport-McMoRan Inc.
3.88%, 03/15/23	3,287	3,292
5.00%, 09/01/27	4,600	4,627
5.40%, 11/14/34	8,203	8,275
5.45%, 03/15/43	1,570	1,543
NOVA Chemicals Corporation
5.25%, 08/01/23 (a)	1,845	1,775
4.88%, 06/01/24 (a)	4,154	3,865
5.25%, 06/01/27 (a)	4,227	3,719
Other Securities		62,005
		110,672
Consumer Staples 5.2%
JBS Investments II GmbH
7.00%, 01/15/26 (a)	5,163	5,421
5.75%, 01/15/28 (a)	1,000	1,010
JBS USA Food Company
6.50%, 04/15/29 (a)	3,984	4,226
Kraft Foods Group, Inc.
5.00%, 06/04/42	4,422	4,590
Kraft Heinz Foods Company
3.88%, 05/15/27 (a)	3,030	3,166
4.25%, 03/01/31 (a)	3,030	3,206
4.63%, 10/01/39 (a)	7,910	7,927
4.88%, 10/01/49 (a)	6,006	6,166
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	6,173	6,154
5.88%, 09/30/27 (a)	3,734	3,736
Other Securities		48,285
		93,887
Information Technology 3.6%
ViaSat, Inc.
5.63%, 09/15/25 (a)	4,535	4,400
5.63%, 04/15/27 (a) (b)	3,648	3,742
6.50%, 07/15/28 (a)	3,091	3,092
Other Securities		53,114
		64,348
Utilities 1.9%
Calpine Corporation
5.25%, 06/01/26 (a)	8,642	8,733
4.50%, 02/15/28 (a)	2,583	2,536
The AES Corporation
5.50%, 04/15/25	11,041	11,326
3.30%, 07/15/25 (a)	2,633	2,704
5.13%, 09/01/27	4,681	4,859
3.95%, 07/15/30 (a)	747	763
Other Securities		3,550
		34,471
Real Estate 1.2%
MGM Growth Properties Operating Partnership LP
4.63%, 06/15/25 (a)	1,561	1,536
5.75%, 02/01/27	2,572	2,667
4.50%, 01/15/28	225	220
Other Securities		16,776
		21,199
Total Corporate Bonds And Notes (cost $1,681,076)		1,648,056
SENIOR FLOATING RATE INSTRUMENTS 3.6%
Consumer Discretionary 0.8%
Adient US LLC
USD Term Loan B16, 4.18%, (1M LIBOR + 4.00%), 05/03/24 (f)	2,300	2,203
USD Term Loan B11, 4.47%, (3M LIBOR + 4.00%), 05/03/24 (f)	777	744
Panther BF Aggregator 2 LP
2017 Term Loan B, 3.68%, (1M LIBOR + 3.50%), 03/13/26 (f)	2,669	2,535
Other Securities		9,037
		14,519

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Communication Services 0.7%
Frontier Communications Corporation
2019 Term Loan, 5.21%, (PRIME + 2.75%), 05/31/24 (f)	15	15
2019 Term Loan, 5.35%, (1M LIBOR + 3.75%), 05/31/24 (f)	4,556	4,428
iHeartCommunications, Inc.
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 05/01/26 (f)	2,169	1,994
Other Securities		5,389
		11,826
Health Care 0.6%
Other Securities		10,433
Information Technology 0.6%
Other Securities		10,044
Materials 0.3%
Other Securities		5,668
Energy 0.3%
Other Securities		5,130
Financials 0.2%
Other Securities		4,284
Industrials 0.1%
Other Securities		2,340
Total Senior Floating Rate Instruments (cost $70,030)		64,244
INVESTMENT COMPANIES 1.2%
SPDR Bloomberg Barclays High Yield Bond ETF	190	19,197
Other Securities		2,521
Total Investment Companies (cost $22,762)		21,718
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
Other Securities		9,876
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,210)		9,876
COMMON STOCKS 0.1%
Energy 0.1%
Other Securities		1,515
Communication Services 0.0%
Dish Network Corporation - Class A (g)	11	386
iHeartMedia, Inc. - Class A (b) (g)	17	138
Other Securities		349
		873
Materials 0.0%
Other Securities		3
Information Technology 0.0%
Other Securities		—
Total Common Stocks (cost $8,328)		2,391
WARRANTS 0.1%
iHeartMedia, Inc. (g) (h)	124	934
Total Warrants (cost $2,288)		934
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.7%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (i) (j)	47,421	47,421
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (i) (j)	36,775	36,775
Total Short Term Investments (cost $84,196)		84,196
Total Investments 102.3% (cost $1,878,890)		1,831,415
Other Derivative Instruments 0.0%		27
Other Assets and Liabilities, Net (2.3)%		(41,126)
Total Net Assets 100.0%		1,790,316

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $991,271 and 55.4% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Non-income producing security.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital DAC, 3.79%, 02/27/23	02/06/20	2,500	1,888	0.1
Nordic Aviation Capital DAC, 5.83%, 03/14/26	02/27/19	5,000	3,575	0.2
Petershill II LP, 5.00%, 07/15/39	09/27/19	760	756	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	580	577	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	1,300	1,293	0.1
Petershill II LP, 5.00%, 07/15/39	09/27/19	961	956	0.1
		11,101	9,045	0.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PPM America High Yield Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(101)	September 2020	(14,006)	16	(50)
United States 10 Year Ultra Bond	(23)	September 2020	(3,608)	6	(14)
United States 5 Year Note	(2)	October 2020	(251)	—	(1)
United States Long Bond	(11)	September 2020	(1,955)	5	(9)
				27	(74)

JNL/PPM America High Yield Bond Fund – Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Intelsat Jackson Holdings S.A. - 2018 Term Loan B	313	4
	313	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.6%
Financials 28.2%
Ameris Bancorp	235	5,553
Axos Financial, Inc. (a)	440	9,715
Banc of California, Inc.	470	5,090
First Horizon National Corporation	567	5,646
Home BancShares, Inc.	600	9,228
Houlihan Lokey Inc. - Class A	137	7,623
Independent Bank Corp.	130	8,722
Janus Henderson Group PLC	340	7,194
National General Holdings Corp.	465	10,049
Renasant Corporation	369	9,194
Sterling Bancorp	699	8,192
TCF Financial Corporation	293	8,614
Western Alliance Bancorp	160	6,059
		100,879
Industrials 16.4%
Aerojet Rocketdyne Holdings, Inc. (a)	140	5,550
Apogee Enterprises, Inc.	296	6,827
GATX Corporation	114	6,940
Kennametal Inc.	360	10,336
MasTec Inc. (a)	133	5,959
SkyWest Inc.	230	7,503
Spirit Aerosystems Holdings Inc. - Class A	142	3,399
Steelcase Inc. - Class A	337	4,070
Terex Corp.	427	8,018
		58,602
Information Technology 16.1%
Avaya Holdings Corp. (a)	580	7,169
Belden Inc.	129	4,199
Benchmark Electronics, Inc.	250	5,398
CACI International Inc. - Class A (a)	34	7,374
CSG Systems International, Inc.	98	4,056
KBR, Inc.	255	5,745
Photronics Inc. (a)	325	3,617
Semtech Corp. (a)	170	8,877
SYNNEX Corporation	37	4,431
Teradata Corporation (a)	142	2,952
Verint Systems Inc. (a)	86	3,885
		57,703
Consumer Discretionary 10.4%
American Axle & Manufacturing Holdings, Inc. (a)	775	5,890
Foot Locker, Inc.	139	4,062
Helen of Troy Ltd (a)	52	9,805
Penske Automotive Group, Inc.	250	9,677
Skechers U.S.A. Inc. - Class A (a)	250	7,845
		37,279
Health Care 7.2%
Integer Holdings Corporation (a)	105	7,670
Magellan Health Services Inc. (a)	129	9,414
Premier Healthcare Solutions, Inc. - Class A (a)	249	8,536
		25,620
Real Estate 6.7%
Brandywine Realty Trust	495	5,391
DiamondRock Hospitality Co.	920	5,085
Kite Realty Naperville, LLC	525	6,059
Physicians Realty Trust	415	7,271
		23,806
Materials 5.0%
Allegheny Technologies Incorporated (a)	412	4,198
Huntsman Corp.	327	5,867
Olin Corporation	280	3,217
Reliance Steel & Aluminum Co.	47	4,462
		17,744
Consumer Staples 4.8%
Ingredion Inc.	55	4,565
Primo Water Corporation	700	9,625
Sanderson Farms Inc.	26	3,013
		17,203
Utilities 2.2%
PNM Resources, Inc.	204	7,849
Energy 1.4%
PBF Energy Inc. - Class A	494	5,059
Communication Services 1.2%
Meredith Corporation	301	4,381
Total Common Stocks (cost $434,188)		356,125
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	1,782	1,782
Total Short Term Investments (cost $1,782)		1,782
Total Investments 100.1% (cost $435,970)		357,907
Other Assets and Liabilities, Net (0.1)%		(295)
Total Net Assets 100.0%		357,612

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund *
CORPORATE BONDS AND NOTES 49.8%
Financials 15.4%
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	3,532	3,217
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (b)	1,683	1,743
6.30%, (callable at 100 beginning 03/10/26) (b)	1,420	1,579
4.00%, 01/22/25	1,097	1,209
4.25%, 10/22/26	6,460	7,401
3.56%, 04/23/27	4,100	4,579
3.25%, 10/21/27	671	742
3.59%, 07/21/28	6,289	7,068
4.27%, 07/23/29	11,103	13,070
2.68%, 06/19/41	3,318	3,393
Barclays PLC
1.70%, 05/12/22 (c)	7,633	7,770
Capital One Financial Corporation
3.75%, 03/09/27	1,915	2,112
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (b)	2,697	2,532
4.45%, 09/29/27	2,105	2,400
3.89%, 01/10/28 (d)	1,525	1,716
3.52%, 10/27/28	3,638	4,031
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (b)	2,448	2,638
6.50%, 08/08/23 (a)	5,986	6,532
4.21%, 06/12/24 (a)	2,515	2,703
3.87%, 01/12/29 (a)	2,130	2,348
Ford Motor Credit Company LLC
5.13%, 06/16/25 (e)	1,845	1,843
General Motors Financial Company, Inc.
5.20%, 03/20/23	2,239	2,393
Intercontinental Exchange, Inc.
2.10%, 06/15/30	3,629	3,700
3.00%, 06/15/50	3,044	3,140
JPMorgan Chase & Co.
4.49%, (callable at 100 beginning 11/01/20) (b)	1,325	1,246
4.60%, (callable at 100 beginning 02/01/25) (b)	4,430	3,948
5.00%, (callable at 100 beginning 08/01/24) (b)	2,140	2,064
3.22%, 03/01/25	3,328	3,578
2.01%, 03/13/26	3,755	3,888
3.96%, 01/29/27	1,283	1,460
3.78%, 02/01/28 (d)	1,604	1,815
3.54%, 05/01/28	179	200
3.51%, 01/23/29	1,573	1,780
4.20%, 07/23/29	597	700
2.74%, 10/15/30	5,297	5,679
2.96%, 05/13/31	3,057	3,240
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (b)	1,902	1,988
3.87%, 07/09/25 (c)	5,233	5,690
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (b)	2,322	2,129
4.88%, 11/01/22	2,181	2,367
3.88%, 04/29/24	2,344	2,590
3.62%, 04/01/31	6,700	7,667
NatWest Markets PLC
2.38%, 05/21/23 (a)	4,100	4,192
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,275	2,495
4.25%, 10/21/25	2,621	2,952
3.80%, 03/15/30	8,326	9,496
6.75%, 10/01/37	1,800	2,606
The Royal Bank of Scotland Group Public Limited Company
3.07%, 05/22/28 (c)	3,720	3,905
Wells Fargo & Company
4.48%, 01/16/24	355	394
2.41%, 10/30/25	6,529	6,796
3.20%, 06/17/27	6,129	6,643
3.58%, 05/22/28 (d)	648	719
2.88%, 10/30/30	3,333	3,560
Other Securities		67,970
		253,616
Energy 7.0%
Aker BP ASA
3.75%, 01/15/30 (a)	8,170	7,747
Baker Hughes Holdings LLC
4.49%, 05/01/30	3,000	3,449
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	1,630	1,829
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	3,507	3,419
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (b)	2,789	2,369
7.13%, (callable at 100 beginning 05/15/30) (b)	3,223	2,765
4.25%, 03/15/23	3,982	4,202
5.25%, 04/15/29	1,400	1,528
3.75%, 05/15/30	3,315	3,282
5.80%, 06/15/38	2,107	2,145
6.13%, 12/15/45	500	522
Enterprise Products Operating LLC
3.13%, 07/31/29	6,694	7,171
4.20%, 01/31/50	2,476	2,762
Exxon Mobil Corporation
3.48%, 03/19/30	6,339	7,226
2.61%, 10/15/30 (c)	1,200	1,280
Marathon Petroleum Corporation
4.50%, 05/01/23	3,590	3,871
MPLX LP
4.00%, 03/15/28	3,515	3,703
5.20%, 12/01/47	1,316	1,360
Phillips 66
3.70%, 04/06/23	3,511	3,761
3.85%, 04/09/25	3,511	3,898
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	1,150	1,294
5.63%, 03/01/25	241	275
4.20%, 03/15/28	8,844	9,487
4.50%, 05/15/30 (a) (c)	2,300	2,541
Other Securities		33,761
		115,647
Health Care 5.6%
AbbVie Inc.
2.95%, 11/21/26 (a)	7,756	8,425
4.05%, 11/21/39 (a)	1,859	2,170
Amgen Inc.
2.20%, 02/21/27	3,817	4,011
2.45%, 02/21/30	2,823	2,982
2.30%, 02/25/31	2,062	2,141
3.15%, 02/21/40	4,629	4,945
Bristol-Myers Squibb Company
3.40%, 07/26/29 (a)	7,626	8,802
4.13%, 06/15/39 (a)	3,717	4,724
Centene Corporation
5.25%, 04/01/25 (a)	2,340	2,410
5.38%, 08/15/26 (a)	1,422	1,479
4.25%, 12/15/27	2,482	2,561
4.63%, 12/15/29	3,303	3,485
3.38%, 02/15/30	2,288	2,310
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	1,143	1,190
Cigna Holding Company
3.40%, 03/01/27 (a)	2,845	3,138
2.40%, 03/15/30	1,647	1,710
4.80%, 08/15/38	705	895
3.20%, 03/15/40	1,323	1,401
CVS Health Corporation
3.25%, 08/15/29	2,450	2,705
4.78%, 03/25/38	4,514	5,593
5.05%, 03/25/48	2,273	2,965
Upjohn Inc.
2.30%, 06/22/27 (a) (e)	839	866
3.85%, 06/22/40 (a) (e)	3,657	3,922
4.00%, 06/22/50 (a)	2,650	2,834

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Other Securities		14,377
		92,041
Communication Services 5.0%
AT&T Inc.
1.50%, (3M USD LIBOR + 1.18%), 06/12/24 (d)	10,550	10,571
2.30%, 06/01/27	3,850	3,993
5.25%, 03/01/37	2,539	3,152
4.90%, 08/15/37	598	716
3.50%, 06/01/41	3,280	3,457
Booking Holdings Inc.
4.10%, 04/13/25	3,403	3,821
4.63%, 04/13/30	5,710	6,726
CCO Holdings, LLC
4.75%, 03/01/30 (a)	3,335	3,416
Charter Communications Operating, LLC
4.91%, 07/23/25	3,890	4,455
5.38%, 04/01/38	1,820	2,215
6.83%, 10/23/55	1,230	1,651
Comcast Corporation
4.60%, 10/15/38	1,550	1,973
3.75%, 04/01/40	971	1,140
3.40%, 07/15/46	1,950	2,164
4.70%, 10/15/48	1,460	1,947
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (b)	1,359	1,363
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	1,805	1,969
1.50%, 02/15/26 (a)	3,794	3,794
Other Securities		23,625
		82,148
Consumer Staples 4.1%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	2,804	3,145
4.90%, 02/01/46	4,863	5,899
BAT Capital Corp.
4.91%, 04/02/30	6,187	7,256
4.39%, 08/15/37	2,096	2,285
JBS Investments II GmbH
7.00%, 01/15/26 (a)	1,793	1,883
5.75%, 01/15/28 (a)	1,250	1,263
JBS USA Food Company
5.88%, 07/15/24 (a)	359	364
6.50%, 04/15/29 (a)	2,809	2,979
Walmart Inc.
2.85%, 07/08/24	4,845	5,250
3.25%, 07/08/29	4,229	4,916
2.95%, 09/24/49	1,749	1,974
Other Securities		30,757
		67,971
Consumer Discretionary 3.5%
Ford Motor Company
8.50%, 04/21/23	902	954
9.00%, 04/22/25	908	982
9.63%, 04/22/30 (e)	902	1,069
General Motors Company
6.13%, 10/01/25	1,496	1,681
6.80%, 10/01/27	1,088	1,265
Ross Stores, Inc.
4.60%, 04/15/25	4,697	5,397
4.80%, 04/15/30	1,631	1,953
Other Securities		45,183
		58,484
Utilities 3.4%
Pacific Gas And Electric Company
2.10%, 08/01/27 (e)	1,305	1,289
5.00%, 07/01/28	765	761
2.50%, 02/01/31 (e)	5,157	5,042
3.30%, 08/01/40 (e)	2,452	2,389
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,718	1,777
3.70%, 01/30/27 (a)	6,220	6,439
Other Securities		37,859
		55,556
Materials 2.2%
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,250	1,312
5.38%, 04/01/25 (a)	3,551	4,013
4.88%, 05/14/25 (a)	3,235	3,599
4.75%, 04/10/27 (a)	2,914	3,243
5.63%, 04/01/30 (a)	2,200	2,658
CF Industries, Inc.
4.50%, 12/01/26 (a)	7,990	8,797
Other Securities		11,831
		35,453
Industrials 1.9%
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b)	10,410	8,173
3.45%, 05/01/27	855	877
3.63%, 05/01/30	1,969	1,976
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	4,275	4,005
Other Securities		16,755
		31,786
Information Technology 1.2%
Other Securities		20,128
Real Estate 0.5%
Other Securities		7,477
Total Corporate Bonds And Notes (cost $778,743)		820,307
GOVERNMENT AND AGENCY OBLIGATIONS 37.9%
Mortgage-Backed Securities 26.4%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31	1,074	1,132
3.00%, 07/01/32	203	214
3.00%, 05/01/34 (f)	1,990	2,092
2.50%, 10/01/34	5,495	5,752
2.00%, 02/01/35	3,746	3,879
2.00%, 06/01/35	1,447	1,497
5.00%, 02/01/38	259	298
5.00%, 03/01/38	272	313
5.00%, 05/01/38	196	226
5.00%, 11/01/41	867	990
4.50%, 03/01/42	2,034	2,257
3.50%, 04/01/42	472	514
3.50%, 05/01/42	304	331
3.50%, 06/01/42	540	588
3.00%, 08/01/43	765	819
3.50%, 06/01/44	547	589
3.00%, 07/01/45	4,977	5,342
4.00%, 10/01/45	1,380	1,500
3.00%, 01/01/46	729	770
4.00%, 03/01/46	1,267	1,370
4.00%, 06/01/46	929	1,003
3.00%, 08/01/46	1,995	2,106
4.00%, 08/01/46	487	526
3.00%, 09/01/46	1,610	1,699
3.00%, 11/01/46	3,285	3,495
3.00%, 11/01/46 (f)	2,743	2,893
3.00%, 11/01/46	2,545	2,684
4.00%, 02/01/47	1,033	1,112
3.00%, 09/01/47	3,755	3,974
3.50%, 10/01/47	1,094	1,154
3.50%, 10/01/47	1,850	1,952
3.50%, 11/01/47	5,308	5,602
3.50%, 11/01/47	831	877
3.50%, 12/01/47	3,586	3,785
3.00%, 01/01/48	16,763	17,648
3.50%, 05/01/48	1,557	1,640
4.00%, 06/01/48	982	1,044
4.50%, 11/01/48	709	762
4.00%, 03/01/49	1,046	1,108
4.00%, 03/01/49	3,784	4,011
3.50%, 07/01/49	11,436	12,077
3.50%, 08/01/49	722	762
3.00%, 10/01/49	13,442	14,172

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
3.00%, 12/01/49	8,286	8,765
2.50%, 05/01/50	2,466	2,570
Federal National Mortgage Association, Inc.
2.50%, 01/01/31	741	778
2.50%, 04/01/31	1,096	1,156
3.00%, 04/01/31	536	566
TBA, 2.00%, 07/15/31 (f)	2,950	3,051
3.00%, 09/01/32	2,504	2,658
2.50%, 01/01/33	2,068	2,168
3.00%, 02/01/33	392	412
TBA, 2.50%, 07/15/33 (f)	9,865	10,325
2.50%, 10/01/34	664	696
2.50%, 12/01/34	4,656	4,908
2.50%, 02/01/35	1,662	1,742
2.00%, 03/01/35	2,659	2,750
5.00%, 06/01/35	939	1,075
4.50%, 08/01/40	2,151	2,396
4.50%, 08/01/40	1,178	1,312
4.50%, 11/01/40	194	215
5.00%, 05/01/42	694	792
3.50%, 11/01/42	493	542
3.00%, 01/01/43	569	609
3.00%, 03/01/43	704	754
3.00%, 05/01/43	6,187	6,651
4.50%, 08/01/44	66	73
4.00%, 10/01/44	966	1,052
3.50%, 12/01/45	2,849	3,034
3.50%, 12/01/45	893	950
3.50%, 12/01/45	2,526	2,689
3.50%, 01/01/46	1,956	2,083
3.50%, 01/01/46	1,911	2,035
4.00%, 03/01/46	421	455
3.00%, 04/01/46	1,313	1,388
3.50%, 05/01/46	362	384
4.50%, 06/01/46	995	1,126
4.50%, 08/01/46	2,005	2,192
3.50%, 10/01/46	2,024	2,165
3.00%, 11/01/46	3,271	3,449
3.50%, 11/01/46	1,499	1,602
3.50%, 11/01/46	7,931	8,521
3.50%, 12/01/46	321	340
3.50%, 12/01/46	1,581	1,675
3.00%, 01/01/47	2,269	2,393
4.00%, 01/01/47	360	388
4.00%, 04/01/47	7,782	8,351
4.00%, 04/01/47	3,267	3,492
4.00%, 05/01/47	124	133
4.50%, 05/01/47	1,100	1,187
4.50%, 05/01/47	733	791
4.00%, 06/01/47	294	315
4.00%, 08/01/47	5,467	5,843
4.50%, 08/01/47	926	999
4.00%, 09/01/47	3,170	3,376
4.50%, 09/01/47	472	509
3.50%, 11/01/47	1,441	1,520
3.50%, 12/01/47 (f)	4,068	4,292
3.50%, 01/01/48	1,541	1,648
3.50%, 01/01/48	9,804	10,341
4.00%, 01/01/48 (f)	9,031	9,618
4.00%, 05/01/48	2,238	2,377
4.50%, 05/01/48	1,621	1,745
TBA, 2.50%, 07/15/48 (f)	6,780	7,066
TBA, 3.00%, 07/15/48 (f)	6,154	6,479
4.00%, 08/01/48	4,524	4,798
4.00%, 08/01/48	2,032	2,156
4.00%, 09/01/48	606	642
4.00%, 11/01/48	7,647	8,152
4.50%, 12/01/48	6,155	6,610
4.50%, 07/01/49	3,280	3,524
4.00%, 09/01/49	1,428	1,512
3.00%, 10/01/49	3,152	3,323
3.50%, 11/01/49	5,428	5,704
3.00%, 12/01/49	1,745	1,836
3.00%, 01/01/50	5,231	5,520
3.00%, 01/01/50	3,242	3,412
3.00%, 03/01/50	3,722	3,940
2.50%, 04/01/50	7,149	7,469
2.50%, 05/01/50	8,812	9,184
Government National Mortgage Association
5.00%, 08/20/41	452	513
3.50%, 06/20/43	825	894
4.00%, 05/20/44	1,680	1,843
3.50%, 04/20/45	1,401	1,503
3.50%, 06/20/45	1,036	1,112
3.00%, 07/20/45	3,720	3,963
3.50%, 02/20/46	872	938
3.50%, 08/20/46	2,812	3,004
3.00%, 10/20/46	1,350	1,434
3.50%, 11/20/46	985	1,052
3.00%, 12/20/46	2,650	2,814
3.50%, 01/20/47	576	615
3.50%, 03/20/47	3,650	3,891
3.50%, 05/20/47	5,243	5,589
TBA, 2.50%, 07/15/47 (f)	2,850	2,999
4.00%, 07/20/47	3,883	4,175
3.00%, 08/20/47	1,435	1,523
3.50%, 05/20/48	1,089	1,155
TBA, 3.00%, 07/15/48 (f)	2,840	3,007
4.50%, 12/20/48	2,269	2,432
3.50%, 01/20/49	4,787	5,091
4.50%, 01/20/49	725	776
4.50%, 02/20/49	3,759	4,021
3.50%, 03/20/49	1,192	1,260
4.00%, 03/20/49	1,132	1,203
4.00%, 05/20/49	3,273	3,471
3.50%, 12/20/49	5,126	5,415
3.00%, 01/20/50	8,000	8,471
3.50%, 01/20/50	10,219	10,808
		434,280
U.S. Treasury Note 7.0%
Treasury, United States Department of
1.50%, 10/31/24	22,250	23,446
1.38%, 01/31/25	14,600	15,335
2.13%, 05/15/25	3,321	3,615
2.88%, 07/31/25	3,286	3,711
2.25%, 11/15/25	33,031	36,391
1.88%, 06/30/26	4,480	4,869
1.50%, 08/15/26	14,641	15,597
0.63%, 03/31/27	5,250	5,301
2.88%, 08/15/28	5,700	6,747
		115,012
U.S. Treasury Bond 4.0%
Treasury, United States Department of
3.75%, 08/15/41	7,348	10,823
3.13%, 11/15/41	11,725	15,869
2.50%, 02/15/45	10,525	12,974
2.50%, 02/15/46	12,143	15,031
3.00%, 02/15/48	8,635	11,812
		66,509
Sovereign 0.3%
Other Securities		5,550
Municipal 0.2%
Other Securities		3,325
Total Government And Agency Obligations (cost $594,097)		624,676
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.3%
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	5,329	5,381
Series 2019-A2A-1, 2.93%, 02/18/21	1,113	1,116
Series 2019-A3-1, 2.97%, 11/20/23	1,933	1,974
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	11,810	11,833
Citigroup Commercial Mortgage Trust
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	9,075	10,083
Citigtoup Mortgage Loan Trust
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23	1,266	1,291
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	2,528	2,553
Series 2019-A2-MT3, 2.13%, 01/20/22	4,175	4,200

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Ford Credit Auto Lease Trust
Series 2019-A2A-A, 2.84%, 08/17/20	3,481	3,487
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22	4,077	4,074
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	6,981	6,990
Series 2019-A3-1A, 2.21%, 09/20/29	1,206	1,224
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (d)	1,653	1,680
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (d)	1,328	1,343
Nissan Auto Receivables Owner Trust
Series 2019-A3-B, 2.50%, 11/15/23	6,820	7,018
Other Securities		71,753
Total Non-U.S. Government Agency Asset-Backed Securities (cost $134,733)		136,000
SENIOR FLOATING RATE INSTRUMENTS 1.7%
Consumer Discretionary 0.6%
Other Securities		10,078
Communication Services 0.5%
T-Mobile USA, Inc.
2020 Term Loan, 3.18%, (1M LIBOR + 3.00%), 04/01/27 (d)	2,500	2,495
Other Securities		5,032
		7,527
Industrials 0.2%
Other Securities		4,107
Consumer Staples 0.1%
JBS USA Lux S.A.
2018 Term Loan B, 3.07%, (3M LIBOR + 2.00%), 04/27/26 (d)	2,110	2,011
Utilities 0.1%
Pacific Gas And Electric Company
2017 Term Loan B, 2.44%, (1M LIBOR + 2.25%), 12/31/20 (d)	1,540	1,532
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.93%, (1M LIBOR + 1.75%), 12/11/25 (d)	195	188
1st Lien Term Loan B3, 1.94%, (1M LIBOR + 1.75%), 12/11/25 (d)	47	45
		1,765
Financials 0.1%
Other Securities		1,376
Materials 0.1%
Other Securities		955
Energy 0.0%
Other Securities		669
Total Senior Floating Rate Instruments (cost $30,050)		28,488
SHORT TERM INVESTMENTS 10.1%
Investment Companies 9.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (g) (h)	150,644	150,644
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (g) (h)	14,749	14,749
Total Short Term Investments (cost $165,393)		165,393
Total Investments 107.8% (cost $1,703,016)		1,774,864
Other Derivative Instruments (0.0)%		(114)
Other Assets and Liabilities, Net (7.8)%		(127,694)
Total Net Assets 100.0%		1,647,056

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $245,552 and 14.9% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Convertible security.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) All or a portion of the security was on loan as of June 30, 2020.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $54,250.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,402	0.1
Nordic Aviation Capital DAC, 5.58%, 03/14/24	02/27/19	3,095	2,337	0.1
SAP Ireland US-Financial Services Ltd., 2.82%, 11/15/20	11/02/12	2,485	2,504	0.2
		6,780	6,243	0.4

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	462	September 2020	63,999	(72)	299
United States 2 Year Note	346	October 2020	76,388	5	19
United States 5 Year Note	1,115	October 2020	139,806	(35)	396
United States Long Bond	416	September 2020	73,749	(195)	533
United States Ultra Bond	10	September 2020	2,134	(10)	47
				(307)	1,294
Short Contracts
United States 10 Year Ultra Bond	(810)	September 2020	(127,006)	203	(556)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PPM America Total Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.34 (Q)	1.00	06/20/25	6,000	(71)	(10)	(190)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Asia Developed Fund *
COMMON STOCKS 96.2%
Japan 70.7%
AEON Co. Ltd.	27	639
AEON Mall Co. Ltd.	4	50
Astellas Pharma Inc.	46	761
Bridgestone Corp. (a)	33	1,064
Canon Inc. (a)	49	982
Canon Marketing Japan Inc.	3	53
Denso Corp.	24	956
East Japan Railway Co.	13	900
Fujitsu Ltd.	8	937
Hino Motors Ltd.	21	144
Hitachi Capital Corporation	3	62
Hitachi Construction Machinery Co. Ltd.	5	127
Hitachi Ltd.	56	1,779
Hitachi Metals Ltd.	12	137
Honda Motor Co. Ltd.	133	3,390
ITOCHU Corp.	53	1,137
ITOCHU ENEX Co., Ltd.	5	40
ITOCHU Techno-Solutions Corporation	2	68
Japan Display Inc. (b)	73	33
Japan Post Bank Co., Ltd.	25	188
Japan Post Holdings Co., Ltd.	113	806
Japan Post Insurance Co., Ltd.	12	161
Japan Tobacco Inc. (a)	42	785
JXTG Holdings, Inc.	320	1,142
KDDI Corp.	60	1,787
Komatsu Ltd.	39	790
Kyushu Railway Company	5	127
Mitsubishi Corp.	68	1,437
Mitsubishi Electric Corp.	93	1,207
Mitsubishi Shokuhin Co.,Ltd.	1	31
Mitsubishi UFJ Financial Group Inc.	664	2,605
Mitsui & Co. Ltd.	87	1,283
Mitsui Mining & Smelting Co Ltd	5	92
Mizuho Financial Group Inc.	1,345	1,648
Murata Manufacturing Co. Ltd.	13	774
Nippo Corp.	3	76
Nippon Steel Corporation	104	986
Nippon Telegraph & Telephone Corp.	67	1,557
Nissan Motor Co., Ltd.	309	1,143
Nissan Shatai Co.,Ltd	4	33
NTT Data Corp.	17	191
NTT DoCoMo Inc.	41	1,102
Panasonic Corp.	131	1,147
SCSK Corporation	1	49
Seven & I Holdings Co., Ltd.	33	1,084
Shin-Etsu Chemical Co. Ltd.	8	948
Softbank Corp.	37	477
SoftBank Group Corp.	44	2,215
Sony Corp.	20	1,362
Sony Financial Holdings Inc.	3	75
Sumitomo Corp.	64	730
Sumitomo Mitsui Financial Group Inc.	73	2,053
Takeda Pharmaceutical Co. Ltd.	31	1,119
Tokio Marine Holdings Inc.	21	910
Tokyo Electric Power Co. Holdings Inc. (b)	213	656
Toyota Boshoku Corporation	5	70
Toyota Motor Corp.	97	6,095
United Super Markets Holdings Inc.	6	59
Welcia Holdings Co.,Ltd.	1	64
Other Securities		69,847
		122,170
Australia 15.2%
Australia & New Zealand Banking Group Ltd.	133	1,723
BHP Group PLC	102	2,542
Coles Group Limited	21	248
Commonwealth Bank of Australia	54	2,630
National Australia Bank Ltd.	124	1,577
Rio Tinto Ltd.	14	977
Wesfarmers Ltd.	46	1,423
Westpac Banking Corporation	160	1,989
Woolworths Group Ltd.	48	1,238
Other Securities		11,906
		26,253
Hong Kong 6.7%
AIA Group Limited	143	1,337
CK Hutchison Holdings Limited	146	939
CK Infrastructure Holdings Limited	10	52
Dairy Farm International Holdings Ltd.	9	41
Hongkong Land Holdings Ltd.	69	287
Jardine Matheson Holdings Ltd.	8	352
Sun Hung Kai Properties Ltd.	65	832
Other Securities		7,792
		11,632
Singapore 2.7%
Jardine Cycle & Carriage Ltd.	4	58
Singapore Airlines Ltd.	56	150
Singapore Technologies Engineering Ltd.	30	71
Singapore Telecommunications Limited	290	516
StarHub Ltd	33	31
Other Securities		3,903
		4,729
New Zealand 0.4%
Other Securities		677
China 0.2%
Other Securities		327
Macau 0.2%
Other Securities		274
United States of America 0.1%
Jardine Strategic Holdings Ltd.	7	148
Other Securities		66
		214
Russian Federation 0.0%
Other Securities		35
Taiwan 0.0%
Other Securities		24
Total Common Stocks (cost $188,702)		166,335
INVESTMENT COMPANIES 1.9%
United States of America 1.9%
Vanguard MSCI Pacific ETF (a)	51	3,274
Total Investment Companies (cost $3,245)		3,274
SHORT TERM INVESTMENTS 3.0%
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	3,450	3,450
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,495	1,495
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	206	206
Total Short Term Investments (cost $5,151)		5,151
Total Investments 101.1% (cost $197,098)		174,760
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (1.1)%		(1,896)
Total Net Assets 100.0%		172,865

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/RAFI Fundamental Asia Developed Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/ASX 200 Index	9	September 2020	AUD	1,319	13	5
Topix Index	16	September 2020	JPY	258,940	10	(90)
					23	(85)

JNL/RAFI Fundamental Asia Developed Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	09/16/20	AUD	87	60	—
AUD/USD	HSB	09/16/20	AUD	663	458	(6)
AUD/USD	JPM	09/16/20	AUD	65	45	—
AUD/USD	MSC	09/16/20	AUD	84	58	—
AUD/USD	SCB	09/16/20	AUD	102	70	—
JPY/USD	BMO	09/16/20	JPY	10,865	101	(1)
JPY/USD	CIT	09/16/20	JPY	22,941	213	—
JPY/USD	SCB	09/16/20	JPY	23,416	217	(3)
JPY/USD	UBS	09/16/20	JPY	167,944	1,556	(12)
					2,778	(22)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Europe Fund *
COMMON STOCKS 97.1%
United Kingdom 23.4%
AstraZeneca PLC	17	1,826
Barclays PLC	1,087	1,546
BP P.L.C.	1,411	5,414
British American Tobacco P.L.C.	85	3,281
GlaxoSmithKline PLC	102	2,079
HSBC Holdings PLC	948	4,445
National Grid PLC	164	2,014
Prudential Public Limited Company (a)	56	857
Rio Tinto PLC	43	2,450
Unilever N.V.	33	1,766
Unilever PLC	19	1,008
Vodafone Group Public Limited Company	2,133	3,404
Other Securities		26,624
		56,714
France 16.8%
ALD (b) (c)	3	26
AXA SA	106	2,234
BNP Paribas SA	71	2,856
Cie de Saint-Gobain (d)	37	1,355
Engie (d)	117	1,454
Sanofi SA	32	3,283
Schneider Electric SE (d)	15	1,639
Societe Generale SA	93	1,562
Total SA	145	5,585
Other Securities		20,716
		40,710
Germany 15.4%
Allianz SE	15	3,001
BASF SE	50	2,830
Bayer AG	35	2,607
Bayerische Motoren Werke AG	31	1,975
Covestro AG (d)	11	410
Daimler AG (d)	76	3,099
Deutsche Bank Aktiengesellschaft (d)	188	1,810
Deutsche Post AG (d)	39	1,448
Deutsche Telekom AG	137	2,319
DWS Group GmbH & Co. KGaA	1	25
Muenchener Rueckversicherungs AG	5	1,384
SAP SE	11	1,600
Siemens AG	28	3,279
Siemens Healthineers AG	1	72
Telefonica Deutschland Holding AG	59	175
Other Securities		11,367
		37,401
Switzerland 11.2%
Alcon AG (d)	4	246
Glencore PLC	1,183	2,534
Nestle SA	47	5,267
Novartis AG	38	3,334
Roche Holding AG	11	3,826
UBS Group AG	147	1,714
Zurich Insurance Group AG	4	1,566
Other Securities		8,588
		27,075
Netherlands 7.2%
ING Groep N.V.	218	1,522
Koninklijke Ahold Delhaize N.V.	55	1,504
NN Group N.V.	17	557
Royal Dutch Shell PLC - Class A	431	6,916
Other Securities		6,969
		17,468
Spain 5.6%
Banco Bilbao Vizcaya Argentaria SA	432	1,492
Banco Santander, S.A.	1,400	3,432
Endesa SA (b)	17	409
Iberdrola, Sociedad Anonima	182	2,120
Telefonica SA	310	1,484
Other Securities		4,659
		13,596
Italy 4.6%
Enel SpA	277	2,402
ENI SpA	216	2,071
Intesa Sanpaolo SpA (d)	877	1,690
UniCredit S.p.A. (d)	150	1,396
Other Securities		3,582
		11,141
Sweden 4.2%
Nordea Bank ABP	266	1,852
Other Securities		8,247
		10,099
Finland 1.6%
Other Securities		3,807
Denmark 1.5%
Other Securities		3,733
Belgium 1.4%
Other Securities		3,321
Norway 1.3%
Other Securities		3,126
Ireland 0.8%
Other Securities		2,064
Luxembourg 0.6%
Other Securities		1,444
Australia 0.6%
BHP Group PLC	68	1,403
Austria 0.5%
Other Securities		1,128
Portugal 0.4%
Other Securities		865
South Africa 0.0%
Other Securities		17
Total Common Stocks (cost $282,301)		235,112
PREFERRED STOCKS 1.5%
Germany 1.3%
Volkswagen AG (d) (e)	15	2,271
Other Securities		993
		3,264
Switzerland 0.2%
Other Securities		423
Total Preferred Stocks (cost $3,920)		3,687
RIGHTS 0.0%
Spain 0.0%
Telefonica SA (d)	304	60
Other Securities		78
Total Rights (cost $148)		138
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (a) (f)	3,863	3,863
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (a) (f)	274	274
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (g) (h)	153	153
Total Short Term Investments (cost $4,290)		4,290
Total Investments 100.4% (cost $290,659)		243,227
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net (0.4)%		(987)
Total Net Assets 100.0%		242,224

(a) Investment in affiliate.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $26 and 0.0% of the Fund.

(d) Non-income producing security.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

(e) Convertible security.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Europe Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	1,153	—	43	14	(20)	(233)	857	0.4

JNL/RAFI Fundamental Europe Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TUI AG	06/25/19	323	164	0.1

JNL/RAFI Fundamental Europe Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	18	September 2020	EUR	573	—	8
FTSE 100 Index	3	September 2020	GBP	187	(2)	(3)
					(2)	5

JNL/RAFI Fundamental Europe Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	CIT	09/16/20	EUR	401	451	(6)
GBP/USD	RBC	09/16/20	GBP	309	383	(11)
USD/EUR	BMO	09/16/20	EUR	(64)	(72)	1
USD/EUR	JPM	09/16/20	EUR	(65)	(73)	—
USD/GBP	BMO	09/16/20	GBP	(123)	(152)	2
USD/GBP	CIT	09/16/20	GBP	(61)	(76)	—
					461	(14)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund *
COMMON STOCKS 99.6%
Industrials 17.0%
Arcosa, Inc.	11	480
Hubbell Inc.	7	904
IDEX Corporation	5	870
Knight-Swift Transportation Holdings Inc. - Class A	23	960
Masco Corporation	24	1,188
Nvent Electric Public Limited Company	29	535
Old Dominion Freight Line Inc.	7	1,132
Pentair Public Limited Company	12	447
Trinity Industries Inc.	35	751
XPO Logistics Inc. (a)	13	1,025
Other Securities		47,607
		55,899
Consumer Discretionary 14.0%
Big Lots, Inc.	21	871
Brunswick Corp.	14	912
Domino's Pizza, Inc.	3	1,149
Polaris Industries Inc.	11	1,017
Tesla Inc. (a)	1	1,256
Thor Industries Inc.	15	1,564
Williams-Sonoma Inc.	13	1,091
Other Securities		38,308
		46,168
Financials 13.1%
E*TRADE Financial Corp.	19	956
First Republic Bank	10	1,112
Zions Bancorp	26	891
Other Securities		40,201
		43,160
Information Technology 13.1%
Akamai Technologies, Inc. (a)	12	1,333
ANSYS, Inc. (a)	3	932
Broadridge Financial Solutions, Inc.	7	946
Cadence Design Systems Inc. (a)	9	878
Equifax Inc.	8	1,340
Global Payments Inc.	9	1,446
On Semiconductor Corporation (a)	47	938
Synopsys Inc. (a)	6	1,082
Teradyne Inc.	11	896
Other Securities		33,316
		43,107
Real Estate 12.2%
Alexandria Real Estate Equities, Inc.	7	1,148
Duke Realty Corp.	29	1,026
Other Securities		37,801
		39,975
Materials 7.5%
Ashland Global Holdings Inc.	13	878
Avery Dennison Corporation	9	1,005
RPM International Inc.	12	933
Other Securities		21,754
		24,570
Health Care 7.4%
Hologic Inc. (a)	16	909
Illumina, Inc. (a)	3	1,095
Mettler-Toledo International Inc. (a)	1	1,021
Molina Healthcare, Inc. (a)	5	951
ResMed Inc.	6	1,101
United Therapeutics Corporation (a)	11	1,311
Varian Medical Systems, Inc. (a)	8	983
Waters Corp. (a)	5	907
Other Securities		16,123
		24,401
Consumer Staples 4.6%
Casey's General Stores Inc.	6	871
McCormick & Co. Inc.	7	1,178
Rite Aid Corporation (a) (b)	84	1,429
Other Securities		11,511
		14,989
Communication Services 4.1%
IAC/InterActiveCorp (a)	3	1,038
Interpublic Group of Cos. Inc.	55	943
Netflix, Inc. (a)	3	1,150
Other Securities		10,430
		13,561
Utilities 3.5%
Atmos Energy Corporation	11	1,080
Other Securities		10,428
		11,508
Energy 3.1%
EQT Corporation	111	1,316
Equitrans Midstream Corp.	26	218
Range Resources Corporation	205	1,156
Other Securities		7,555
		10,245
Total Common Stocks (cost $370,209)		327,583
SHORT TERM INVESTMENTS 2.2%
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	6,331	6,331
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	807	807
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	175	175
Total Short Term Investments (cost $7,313)		7,313
Total Investments 101.8% (cost $377,522)		334,896
Other Derivative Instruments 0.0%		17
Other Assets and Liabilities, Net (1.8)%		(5,860)
Total Net Assets 100.0%		329,053

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	2	September 2020	139	1	5
S&P Midcap 400 Index	7	September 2020	1,235	16	10
				17	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund *
COMMON STOCKS 99.7%
Information Technology 17.2%
Adobe Inc. (a)	24	10,497
Apple Inc.	169	61,728
Intel Corporation	209	12,505
International Business Machines Corporation	256	30,907
MasterCard Incorporated - Class A	75	22,107
Microsoft Corporation	131	26,726
NVIDIA Corporation	33	12,380
Paypal Holdings, Inc. (a)	58	10,046
Qualcomm Incorporated	199	18,189
Texas Instruments Incorporated	114	14,486
Other Securities		173,440
		393,011
Consumer Staples 16.4%
Costco Wholesale Corporation	93	28,130
Dollar General Corporation	89	16,959
PepsiCo, Inc.	252	33,359
Philip Morris International Inc.	272	19,059
Procter & Gamble Co.	368	43,975
Target Corporation	244	29,296
The Coca-Cola Company	542	24,211
The Kroger Co.	494	16,724
Walmart Inc.	403	48,297
Other Securities		115,033
		375,043
Health Care 13.0%
AbbVie Inc.	194	19,088
Amgen Inc.	57	13,519
CVS Health Corporation	401	26,074
Danaher Corporation	62	11,042
Gilead Sciences, Inc.	277	21,325
Johnson & Johnson	218	30,685
McKesson Corporation	70	10,680
Merck & Co., Inc.	258	19,957
UnitedHealth Group Incorporated	47	13,749
Other Securities		130,054
		296,173
Consumer Discretionary 12.7%
Best Buy Co., Inc.	115	10,015
Ford Motor Company	1,661	10,101
General Motors Company	523	13,223
Lowe`s Companies, Inc.	120	16,164
McDonald's Corporation	126	23,275
Starbucks Corporation	139	10,233
The Home Depot, Inc.	126	31,547
Other Securities		176,755
		291,313
Industrials 9.3%
Lockheed Martin Corporation	41	14,791
Union Pacific Corporation	71	12,045
Other Securities		184,724
		211,560
Financials 8.8%
American International Group, Inc.	372	11,614
The Travelers Companies, Inc.	88	10,064
Visa Inc. - Class A	109	21,007
Other Securities		157,907
		200,592
Communication Services 8.3%
Alphabet Inc. - Class A (a)	16	23,372
AT&T Inc.	873	26,384
Facebook, Inc. - Class A (a)	107	24,299
Verizon Communications Inc.	639	35,217
Walt Disney Co.	195	21,768
Other Securities		59,494
		190,534
Real Estate 5.0%
Other Securities		114,354
Energy 4.4%
Chevron Corporation	258	23,050
Exxon Mobil Corporation	419	18,732
Phillips 66	175	12,549
Valero Energy Corporation	200	11,752
Other Securities		35,511
		101,594
Materials 2.7%
Other Securities		62,622
Utilities 1.9%
Other Securities		42,456
Total Common Stocks (cost $2,286,159)		2,279,252
RIGHTS 0.0%
Other Securities		5
Total Rights (cost $0)		5
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	14,856	14,856
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	1,516	1,516
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.16%, 02/25/21 (d) (e)	1,008	1,007
Total Short Term Investments (cost $17,379)		17,379
Total Investments 100.5% (cost $2,303,538)		2,296,636
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (0.5)%		(10,556)
Total Net Assets 100.0%		2,286,074

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	51	September 2020	7,727	(4)	152
S&P Midcap 400 Index	14	September 2020	2,456	(2)	35
				(6)	187

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund *
COMMON STOCKS 65.1%
Information Technology 14.8%
Apple Inc.	20	7,245
Applied Materials, Inc.	35	2,093
Broadcom Inc.	5	1,523
Global Payments Inc.	9	1,566
MasterCard Incorporated - Class A	9	2,528
Microsoft Corporation	54	11,057
NTT Data Corp.	44	494
NVIDIA Corporation	6	2,137
NXP Semiconductors N.V.	15	1,743
Paypal Holdings, Inc. (a)	11	1,837
Qualcomm Incorporated	22	2,022
Salesforce.Com, Inc. (a)	12	2,234
ServiceNow, Inc. (a)	4	1,638
Other Securities		26,095
		64,212
Health Care 9.5%
AbbVie Inc.	21	2,040
Alcon AG (a)	4	207
Anthem, Inc.	5	1,265
Bayer AG	15	1,095
Becton, Dickinson and Company	6	1,319
Cigna Holding Company	8	1,462
CVS Health Corporation	7	437
Danaher Corporation	20	3,502
Novartis AG	21	1,869
Novartis AG - ADR	-	29
Roche Holding AG	6	2,030
Siemens Healthineers AG	12	570
Stryker Corporation	9	1,667
Thermo Fisher Scientific Inc.	7	2,474
UnitedHealth Group Incorporated	8	2,312
Other Securities		19,157
		41,435
Financials 8.7%
American International Group, Inc.	63	1,968
AXA SA (b)	53	1,128
Bank of America Corporation	70	1,660
Equitable Holdings, Inc.	45	876
JPMorgan Chase & Co.	8	765
Morgan Stanley	52	2,489
Visa Inc. - Class A	17	3,222
Other Securities		25,834
		37,942
Consumer Discretionary 7.4%
Alibaba Group Holding Limited - ADS (a)	14	3,044
Amazon.com, Inc. (a)	4	11,079
Toyota Motor Corp.	17	1,047
Other Securities		16,800
		31,970
Communication Services 6.5%
Alphabet Inc. - Class A (a)	1	1,655
Alphabet Inc. - Class C (a)	4	6,221
Facebook, Inc. - Class A (a)	27	6,059
Netflix, Inc. (a)	5	2,276
Nippon Telegraph & Telephone Corp.	67	1,557
Tencent Holdings Limited	35	2,250
Other Securities		8,235
		28,253
Industrials 5.6%
General Electric Company	265	1,812
Koninklijke Philips N.V. (a)	34	1,605
Siemens AG	15	1,764
Other Securities		19,161
		24,342
Consumer Staples 3.4%
Nestle SA	27	3,029
Unilever PLC	36	1,936
Other Securities		10,015
		14,980
Materials 3.2%
Covestro AG (a)	8	304
Linde Public Limited Company	11	2,361
Other Securities		11,108
		13,773
Utilities 2.3%
NextEra Energy, Inc.	11	2,663
Sempra Energy	15	1,721
Other Securities		5,434
		9,818
Energy 1.9%
Other Securities		8,206
Real Estate 1.8%
ProLogis Inc.	30	2,793
Other Securities		5,188
		7,981
Total Common Stocks (cost $259,823)		282,912
CORPORATE BONDS AND NOTES 16.6%
Financials 5.5%
American International Group, Inc.
3.40%, 06/30/30	390	423
Bank of America Corporation
2.59%, 04/29/31	315	334
4.33%, 03/15/50	175	224
Bayer US Finance II LLC
3.50%, 06/25/21 (c)	200	205
JPMorgan Chase & Co.
3.38%, 05/01/23	475	507
3.63%, 12/01/27	300	331
2.52%, 04/22/31	200	211
2.96%, 05/13/31	110	117
Morgan Stanley
3.13%, 07/27/26	275	303
Other Securities		21,156
		23,811
Communication Services 2.1%
Tencent Holdings Limited
2.99%, 01/19/23 (c)	375	389
Other Securities		8,710
		9,099
Consumer Discretionary 1.7%
Amazon.com, Inc.
5.20%, 12/03/25	350	428
3.88%, 08/22/37	225	278
Toyota Motor Credit Corporation
2.95%, 04/13/21	675	688
Other Securities		6,080
		7,474
Health Care 1.7%
AbbVie Inc.
3.20%, 05/14/26	300	331
4.25%, 11/21/49 (c)	195	236
Alcon Finance Corporation
2.60%, 05/27/30 (c)	265	273
Anthem, Inc.
2.50%, 11/21/20	400	403
Becton, Dickinson and Company
3.70%, 06/06/27	180	201
2.82%, 05/20/30	140	149
Cigna Holding Company
3.00%, 07/15/23 (c)	500	530
CVS Health Corporation
3.50%, 07/20/22	475	500
5.05%, 03/25/48	475	620
UnitedHealth Group Incorporated
2.00%, 05/15/30	140	147
2.90%, 05/15/50	270	287
Other Securities		3,716
		7,393

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Energy 1.4%
Other Securities		5,984
Industrials 1.0%
General Electric Capital Corporation
3.10%, 01/09/23	250	261
Other Securities		4,215
		4,476
Utilities 0.9%
San Diego Gas & Electric Company
4.10%, 06/15/49	425	525
Other Securities		3,277
		3,802
Materials 0.8%
Other Securities		3,299
Real Estate 0.5%
ProLogis, L.P.
2.13%, 04/15/27	35	37
Other Securities		2,373
		2,410
Information Technology 0.5%
Apple Inc.
1.65%, 05/11/30	235	241
2.95%, 09/11/49	200	218
Microsoft Corporation
4.20%, 11/03/35	100	131
NXP B.V.
3.15%, 05/01/27 (c)	35	37
Qualcomm Incorporated
2.15%, 05/20/30	260	271
Other Securities		1,422
		2,320
Consumer Staples 0.5%
Other Securities		2,030
Total Corporate Bonds And Notes (cost $68,532)		72,098
GOVERNMENT AND AGENCY OBLIGATIONS 12.2%
Mortgage-Backed Securities 8.1%
Federal Home Loan Mortgage Corporation
3.00%, 05/01/31	129	136
3.50%, 06/01/33	169	178
3.00%, 11/01/34	117	126
5.00%, 12/01/41	86	99
3.00%, 02/01/47 (d)	295	311
4.00%, 12/01/49	148	159
3.00%, 01/01/50	510	541
4.00%, 01/01/50	437	462
4.00%, 02/01/50	604	646
4.50%, 05/01/50	108	117
3.00%, 06/01/50	40	42
Federal National Mortgage Association, Inc.
3.50%, 04/01/31	194	206
2.50%, 01/01/32	158	166
2.50%, 06/01/32	142	149
3.00%, 11/01/33	79	85
3.50%, 12/01/33	355	375
3.00%, 01/01/35	103	111
3.00%, 01/01/35	45	48
3.00%, 02/01/35	112	120
3.00%, 03/01/38	170	179
3.00%, 02/01/40	515	552
5.00%, 06/01/40	27	31
4.50%, 04/01/41	275	305
4.50%, 05/01/41	283	314
6.00%, 07/01/41	375	446
5.00%, 09/01/41	387	441
3.50%, 11/01/42	642	697
3.00%, 01/01/43	78	84
3.00%, 02/01/43	119	127
3.00%, 05/01/43	42	45
3.00%, 07/01/43	10	11
3.50%, 01/01/44	479	518
3.00%, 03/01/44	233	249
5.50%, 05/01/44	360	421
5.00%, 07/01/45	23	26
3.50%, 09/01/45	426	463
3.00%, 12/01/45	489	531
3.50%, 12/01/45	576	613
3.50%, 06/01/46	48	52
3.00%, 07/01/46	553	583
4.50%, 09/01/46	152	167
3.00%, 11/01/46	187	204
4.50%, 11/01/46	279	310
3.00%, 12/01/46	2,600	2,808
3.50%, 12/01/46	614	650
3.00%, 02/01/47	112	120
4.00%, 02/01/47	210	227
3.00%, 06/01/47	87	95
3.50%, 08/01/47	79	86
4.00%, 08/01/47	882	943
4.00%, 08/01/47	293	316
4.50%, 11/01/47	251	278
3.50%, 04/01/48	1,960	2,098
4.50%, 04/01/48	132	142
4.50%, 05/01/48	181	201
TBA, 2.50%, 07/15/48 (d)	2,150	2,241
TBA, 4.50%, 07/15/48 (d)	500	537
4.50%, 08/01/48	82	88
4.50%, 08/01/48	43	47
TBA, 3.00%, 08/15/48 (d)	135	142
TBA, 4.00%, 08/15/48 (d)	590	625
4.00%, 12/01/48	1,125	1,191
5.00%, 01/01/49 (d)	215	242
4.00%, 02/01/49	26	27
4.00%, 03/01/49	47	49
4.50%, 05/01/49	101	111
3.50%, 08/01/49	21	22
3.50%, 09/01/49	167	176
3.00%, 10/01/49	112	118
3.50%, 10/01/49	159	168
4.00%, 11/01/49	111	118
4.50%, 11/01/49	2	3
3.00%, 12/01/49 (d)	204	216
4.00%, 12/01/49	64	68
4.00%, 01/01/50	460	487
4.50%, 01/01/50	42	45
4.50%, 05/01/50	140	151
TBA, 2.00%, 07/14/50 (d)	700	716
Government National Mortgage Association
3.50%, 08/20/42	394	429
3.00%, 05/15/43	83	89
3.50%, 05/20/43	201	218
3.50%, 01/20/45	143	155
4.50%, 07/20/45	252	276
4.00%, 09/20/45	236	256
4.50%, 12/20/45	6	7
4.50%, 01/20/46	438	478
3.50%, 05/20/46	11	12
3.50%, 06/20/46	19	20
3.50%, 07/20/46	12	13
3.00%, 08/20/46	365	388
3.00%, 09/20/46	638	678
3.00%, 01/20/47	69	73
4.00%, 03/20/47	237	255
4.00%, 11/20/47	111	119
3.50%, 02/20/48	747	818
3.50%, 02/20/48	150	163
4.00%, 03/20/48	224	240
5.00%, 05/20/48	26	29
5.00%, 05/20/48	179	197
5.50%, 05/20/48	221	244
4.50%, 06/20/48	138	149
5.00%, 06/20/48	39	44
5.00%, 06/20/48	261	286
TBA, 4.50%, 07/15/48 (d)	60	64
5.00%, 08/20/48	17	19
4.00%, 10/20/48	434	462
5.50%, 12/20/48	26	28
3.50%, 01/20/49	51	55

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
5.50%, 01/20/49	18	19
5.50%, 03/20/49	43	47
5.00%, 06/20/49	525	569
3.00%, 09/20/49	40	41
3.00%, 10/20/49	260	269
3.00%, 01/20/50	494	512
2.50%, 04/20/50	129	134
3.00%, 04/20/50	319	330
3.00%, 05/20/50	55	58
		35,241
U.S. Treasury Bond 2.8%
Treasury, United States Department of
4.50%, 05/15/38 (b)	2,160	3,406
3.50%, 02/15/39	810	1,145
3.13%, 11/15/41	850	1,150
3.00%, 08/15/48 (e)	4,675	6,424
		12,125
Municipal 0.6%
Other Securities		2,635
Sovereign 0.4%
Other Securities		1,524
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corporation
Series 2018-M1-DNA3, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 09/25/48 (f)	1	1
Series FD-4852, REMIC, 0.53%, (1M USD LIBOR + 0.35%), 12/15/48 (f)	429	428
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	134	21
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 1.28%, (1M USD LIBOR + 1.10%), 11/26/29 (f)	122	118
Series 2020-2M1-R02, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 01/25/40 (f)	73	71
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 10/26/48 (f)	23	23
Government National Mortgage Association
Series 2018-FE-122, REMIC, 0.49%, (1M USD LIBOR + 0.30%), 09/20/48 (f)	63	63
		725
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.13%, 02/28/22	125	127
0.38%, 04/30/25	140	141
0.25%, 05/31/25 (b)	125	125
		393
U.S. Treasury Inflation Indexed Securities 0.0%
Treasury, United States Department of
0.63%, 07/15/21 (g)	5	5
0.13%, 01/15/22 (g)	11	11
0.13%, 04/15/22 (g)	7	7
0.13%, 07/15/22 (g)	20	21
0.13%, 01/15/23 (g)	47	48
0.63%, 04/15/23 (g)	11	11
0.13%, 10/15/24 (g)	42	44
0.13%, 04/15/25 (g)	14	15
0.63%, 01/15/26 (g)	3	4
0.38%, 07/15/27 (g)	13	14
0.25%, 07/15/29 (g)	17	19
0.13%, 01/15/30 (g)	3	4
1.00%, 02/15/49 (g)	12	16
0.25%, 02/15/50 (g)	-	—
		219
Total Government And Agency Obligations (cost $48,989)		52,862
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.0%
SLIDE
Series 2018-B-FUN, 1.43%, (1M USD LIBOR + 1.25%), 06/15/21 (f)	391	367
Other Securities		12,830
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,255)		13,197
PREFERRED STOCKS 0.2%
Utilities 0.1%
NextEra Energy, Inc., 5.28%, 03/01/23 (h)	1	23
Sempra Energy, 6.75%, 07/15/21 (h)	-	23
Sempra Energy, 6.00%, 01/15/21 (h)	1	68
Other Securities		208
		322
Financials 0.1%
Other Securities		110
Energy 0.0%
Other Securities		110
Health Care 0.0%
Becton, Dickinson and Company, 6.00%, 06/01/23 (a) (b) (h)	1	70
Consumer Discretionary 0.0%
Other Securities		67
Information Technology 0.0%
Broadcom Inc., 8.00%, 09/30/22 (h)	-	32
Materials 0.0%
Other Securities		7
Total Preferred Stocks (cost $809)		718
SENIOR FLOATING RATE INSTRUMENTS 0.0%
Consumer Staples 0.0%
Other Securities		178
Total Senior Floating Rate Instruments (cost $197)		178
RIGHTS 0.0%
Other Securities		—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 4.9%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (i) (j)	1,350	1,350
T. Rowe Price Government Reserve Fund, 0.14% (i) (j)	13,202	13,202
		14,552
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (i) (j)	5,722	5,722
U.S. Treasury Bill 0.2%
Treasury, United States Department of
1.54%, 08/20/20 (k)	610	610
0.31%, 09/17/20 (k)	180	180
		790
Total Short Term Investments (cost $21,064)		21,064
Total Investments 102.0% (cost $412,669)		443,029
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (2.0)%		(8,671)
Total Net Assets 100.0%		434,356

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $28,699 and 6.6% of the Fund.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $5,167.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Convertible security.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(k) The coupon rate represents the yield to maturity.

Summary of Investments by Country^	Total Long Term Investments
United States of America	71.1%
Japan	4.9
United Kingdom	4.4
France	2.4
Switzerland	2.3
Germany	2.3
Canada	1.9
China	1.9
Netherlands	1.6
Australia	1.3
Ireland	0.7
Italy	0.6
Sweden	0.5
Norway	0.4
South Korea	0.4
Hong Kong	0.4
Singapore	0.4
Taiwan	0.4
Finland	0.4
Denmark	0.3
Cayman Islands	0.3
Belgium	0.2
Spain	0.1
Chile	0.1
Saudi Arabia	0.1
Mexico	0.1
Panama	0.1
Israel	0.1
Bermuda	0.1
Austria	0.1
Luxembourg	0.1
Marshall Islands	—
Brazil	—
South Africa	—
Russian Federation	—
Portugal	—
Peru	—
Ghana	—
Jersey	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AIA Group Limited, 3.13%, 03/13/23	08/22/18	395	415	0.1

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 5 Year Note	78	October 2020	9,785	(2)	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.6%
Information Technology 37.6%
Adobe Inc. (a)	189	82,186
Advanced Micro Devices, Inc. (a)	1,383	72,749
Apple Inc.	1,397	509,666
ASML Holding - ADR	345	127,074
Avalara, Inc.	189	25,207
CrowdStrike Holdings, Inc. - Class A (a)	387	38,791
Datadog, Inc. - Class A (a)	648	56,344
Equifax Inc.	421	72,279
Fidelity National Information Services, Inc.	1,394	186,951
Fiserv, Inc. (a)	1,333	130,104
Global Payments Inc.	656	111,292
Intuit Inc.	536	158,680
Marvell Technology Group Ltd	2,877	100,870
MasterCard Incorporated - Class A	1,021	301,973
Microsoft Corporation	4,517	919,255
NVIDIA Corporation	249	94,598
Paycom Software, Inc. (a)	204	63,098
Paypal Holdings, Inc. (a)	1,064	185,429
Salesforce.Com, Inc. (a)	1,144	214,261
ServiceNow, Inc. (a)	296	119,993
Slack Technologies, Inc. - Class A (a)	1,234	38,366
Splunk Inc. (a)	628	124,783
Spotify Technology S.A. (a)	400	103,250
Temenos Group AG	327	51,203
Workday, Inc. - Class A (a)	224	42,004
		3,930,406
Consumer Discretionary 19.2%
Airbnb, Inc. - Class E (a) (b) (c)	85	4,195
Alibaba Group Holding Limited - ADS (a)	1,311	282,685
Amazon.com, Inc. (a)	408	1,125,284
Aptiv PLC	701	54,615
Carmax Inc. (a)	310	27,759
Carvana Co. - Class A (a) (d)	483	58,095
Chipotle Mexican Grill Inc. (a)	70	74,203
Dollarama Inc.	710	23,605
Draftkings Inc. - Class A (a)	642	21,344
Ferrari N.V.	509	87,127
Lululemon Athletica Inc. (a)	329	102,558
Ross Stores Inc.	1,098	93,584
Wynn Resorts Ltd.	642	47,815
		2,002,869
Communication Services 17.7%
Activision Blizzard, Inc.	263	19,939
Alphabet Inc. - Class A (a)	216	306,185
Alphabet Inc. - Class C (a)	183	258,896
Booking Holdings Inc. (a)	53	84,443
Facebook, Inc. - Class A (a)	2,267	514,716
IAC/InterActiveCorp (a)	246	79,508
Match Group, Inc. (a) (d)	435	46,581
Netflix, Inc. (a)	569	258,856
SEA, Ltd. - ADR (a)	760	81,470
Snap Inc. - Class A (a)	4,582	107,623
Tencent Holdings Limited	1,500	96,696
		1,854,913
Health Care 11.4%
AbbVie Inc.	561	55,059
Alcon AG (a)	846	48,996
Align Technology, Inc. (a)	43	11,931
Anthem, Inc.	375	98,670
argenx SE - ADR (a)	45	10,105
Centene Corporation (a)	1,549	98,410
Cigna Holding Company	666	125,018
HCA Healthcare, Inc.	637	61,850
Humana Inc.	81	31,253
Incyte Corporation (a)	519	53,952
Intuitive Surgical, Inc. (a)	250	142,657
Stryker Corporation	607	109,299
UnitedHealth Group Incorporated	691	203,785
Vertex Pharmaceuticals Incorporated (a)	491	142,441
		1,193,426
Industrials 6.7%
Cintas Corp.	268	71,474
Cummins Inc.	293	50,817
Fortive Corporation	1,039	70,321
General Electric Company	7,118	48,615
JB Hunt Transport Services Inc.	381	45,906
Parker-Hannifin Corporation	255	46,679
Roper Technologies, Inc.	287	111,308
Teledyne Technologies Inc. (a)	172	53,630
TransUnion	1,274	110,898
Union Pacific Corporation	265	44,871
Wabtec Corp.	836	48,111
		702,630
Financials 6.3%
Cboe Global Markets, Inc.	289	27,005
Chubb Limited	868	109,941
MSCI Inc.	59	19,652
S&P Global Inc.	211	69,598
TD Ameritrade Holding Corporation	285	10,385
The Goldman Sachs Group, Inc.	245	48,516
Tradeweb Markets Inc. - Class A	354	20,580
Visa Inc. - Class A	1,740	336,143
XP Inc. - Class A (a)	311	13,072
		654,892
Materials 0.5%
Linde Public Limited Company	274	58,180
Utilities 0.2%
Sempra Energy	159	18,669
Total Common Stocks (cost $6,704,228)		10,415,985
PREFERRED STOCKS 0.2%
Industrials 0.1%
Xiaoju Kuaizhi Inc. - Series A-17 (a) (b) (c)	246	9,280
Consumer Discretionary 0.1%
Airbnb, Inc. - Series D (a) (b) (c)	167	8,258
Real Estate 0.0%
WeWork Companies Inc. - Series E (a) (b) (c)	143	—
Total Preferred Stocks (cost $18,243)		17,538
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	2,506	2,506
T. Rowe Price Government Reserve Fund, 0.14% (e) (f)	154,632	154,632
		157,138
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (e) (f)	46,542	46,542
Total Short Term Investments (cost $203,680)		203,680
Total Investments 101.8% (cost $6,926,151)		10,637,203
Other Assets and Liabilities, Net (1.8)%		(183,066)
Total Net Assets 100.0%		10,454,137

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security was on loan as of June 30, 2020.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/T. Rowe Price Established Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Airbnb, Inc. - Class E	07/14/15	7,889	4,195	—
Airbnb, Inc. - Series D	04/15/14	6,792	8,258	0.1
WeWork Companies Inc. - Series E	06/23/15	4,698	—	—
Xiaoju Kuaizhi Inc. - Series A-17	10/19/15	6,753	9,280	0.1
		26,132	21,733	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund *
COMMON STOCKS 96.2%
Information Technology 24.6%
Atlassian Corporation PLC - Class A (a)	300	54,081
Black Knight, Inc. (a)	663	48,107
Ceridian HCM Holding Inc. (a)	704	55,806
CoreLogic, Inc.	783	52,612
Corning Incorporated	1,945	50,375
DocuSign, Inc. (a)	486	83,694
Equifax Inc.	309	53,111
Fiserv, Inc. (a)	528	51,543
FleetCor Technologies Inc. (a)	247	62,128
Global Payments Inc.	379	64,286
Keysight Technologies, Inc. (a)	752	75,787
Marvell Technology Group Ltd	2,432	85,266
Microchip Technology Incorporated	982	103,414
Skyworks Solutions, Inc.	442	56,514
Splunk Inc. (a)	308	61,200
Spotify Technology S.A. (a)	221	57,060
Xilinx, Inc.	589	57,952
Other Securities		329,451
		1,402,387
Health Care 24.5%
Agilent Technologies, Inc.	1,147	101,360
Bruker Corp.	1,659	67,488
Catalent Inc. (a)	1,408	103,206
Cooper Cos. Inc.	345	97,856
Hologic Inc. (a)	2,388	136,116
Incyte Corporation (a)	530	55,139
Perrigo Company Public Limited Company	882	48,748
PRA Health Sciences, Inc. (a)	529	51,466
Seattle Genetics Inc. (a)	370	62,870
Teleflex Incorporated	411	149,596
Veeva Systems Inc. - Class A (a)	276	64,665
Other Securities		458,855
		1,397,365
Industrials 14.6%
Clarivate PLC (a)	2,558	57,120
CoStar Group, Inc. (a)	83	58,986
Fortive Corporation	793	53,654
IDEX Corporation	441	69,696
Ingersoll Rand Inc. (a)	2,344	65,904
JB Hunt Transport Services Inc.	565	67,992
Roper Technologies, Inc.	168	65,228
Textron Inc.	2,118	69,703
TransUnion	749	65,193
Verisk Analytics, Inc.	371	63,144
Other Securities		195,366
		831,986
Consumer Discretionary 11.7%
Aptiv PLC	617	48,077
Burlington Stores Inc. (a)	367	72,273
Dollar Tree Inc. (a)	573	53,106
Hilton Worldwide Holdings Inc.	705	51,782
O'Reilly Automotive, Inc. (a)	125	52,709
Other Securities		386,187
		664,134
Financials 6.0%
Willis Towers Watson Public Limited Company	256	50,419
Other Securities		288,717
		339,136
Materials 5.5%
Ball Corporation	1,676	116,465
Other Securities		198,820
		315,285
Consumer Staples 4.0%
Casey's General Stores Inc.	404	60,406
Dollar General Corporation	530	100,970
Other Securities		65,340
		226,716
Communication Services 2.6%
IAC/InterActiveCorp (a)	405	130,977
Other Securities		18,832
		149,809
Utilities 1.5%
Sempra Energy	398	46,658
Other Securities		35,702
		82,360
Energy 1.2%
Other Securities		65,494
Real Estate 0.0%
Other Securities		—
Total Common Stocks (cost $4,078,676)		5,474,672
PREFERRED STOCKS 0.0%
Real Estate 0.0%
Other Securities		—
Total Preferred Stocks (cost $4,627)		—
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	3,615	3,615
T. Rowe Price Government Reserve Fund, 0.14% (b) (c)	142,246	142,246
		145,861
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	3,192	3,192
Total Short Term Investments (cost $149,053)		149,053
Total Investments 98.8% (cost $4,232,356)		5,623,725
Other Assets and Liabilities, Net 1.2%		69,565
Total Net Assets 100.0%		5,693,290

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/T. Rowe Price Mid-Cap Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WeWork Companies Inc. - Series D-2	12/09/14	2,036	—	—
WeWork Companies Inc. - Class A	05/26/15	464	—	—
WeWork Companies Inc. - Series D-1	12/09/14	2,591	—	—
		5,091	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund *
CORPORATE BONDS AND NOTES 53.1%
Financials 21.4%
Aon Corporation
2.20%, 11/15/22	835	866
Aon PLC
2.80%, 03/15/21	4,310	4,372
Banco Santander México S.A., Institución De Banca Múltiple, Grupo Financiero Santander México
4.13%, 11/09/22 (a)	3,600	3,748
Banco Santander, S.A.
2.43%, (3M USD LIBOR + 1.12%), 04/12/23 (b)	2,200	2,177
Banco Santander-Chile
2.50%, 12/15/20 (c)	4,430	4,443
Bank of America Corporation
1.42%, (3M USD LIBOR + 0.38%), 01/23/22 (b)	2,075	2,069
0.95%, (3M USD LIBOR + 0.65%), 06/25/22 (b)	2,180	2,184
2.50%, 10/21/22	1,760	1,800
2.30%, (3M USD LIBOR + 1.16%), 01/20/23 (b)	4,025	4,071
Bunge Limited Finance Corp.
3.50%, 11/24/20 (d)	6,370	6,436
3.00%, 09/25/22	5,185	5,366
4.35%, 03/15/24	295	322
Citigroup Inc.
2.90%, 12/08/21	4,145	4,272
2.31% - 2.84%, 05/20/22 - 11/04/22	5,885	6,001
3.11%, 04/08/26	2,055	2,208
CNH Industrial Capital LLC
4.38%, 11/06/20 (d)	4,025	4,055
3.88%, 10/15/21	3,355	3,435
Ford Motor Credit Company LLC
1.23%, (3M USD LIBOR + 0.93%), 09/24/20 (b)	4,915	4,914
3.47% - 5.88%, 04/05/21 - 10/12/21	2,615	2,590
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	10,195	10,260
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,905	2,922
2.10%, 01/13/23 (e)	2,380	2,454
Synchrony Financial
2.85%, 07/25/22	7,040	7,159
Truist Bank
1.25%, 03/09/23	5,060	5,133
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (c)	5,035	5,133
UBS Group Funding (Switzerland) AG
1.58%, (3M USD LIBOR + 1.22%), 05/23/23 (b) (c)	2,300	2,317
Wells Fargo & Company
3.50%, 03/08/22	1,490	1,566
1.65% - 2.19%, 06/02/24 - 04/30/26	3,630	3,717
Wells Fargo Bank, National Association
3.33%, 07/23/21	4,575	4,583
2.08%, 09/09/22	2,285	2,322
Other Securities		228,624
		341,519
Energy 6.2%
Cheniere Corpus Christi Holdings, LLC
5.88% - 7.00%, 06/30/24 - 03/31/25	4,665	5,265
Diamondback Energy, Inc.
2.88%, 12/01/24	5,040	5,048
4.75%, 05/31/25	2,345	2,507
Energy Transfer LP
5.88%, 01/15/24	4,795	5,346
Equinor ASA
2.88%, 04/06/25	3,880	4,186
Exxon Mobil Corporation
1.90%, 08/16/22	1,429	1,470
1.57%, 04/15/23 (e)	3,880	3,981
2.99%, 03/19/25	4,590	4,986
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	5,055	5,383
5.63%, 04/15/23	1,755	1,911
	Shares/Par[1]	Value ($)
Saudi Arabian Oil Company
2.75%, 04/16/22 (c)	4,280	4,374
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,735
Williams Partners L.P.
3.35%, 08/15/22	1,005	1,043
4.30%, 03/04/24	635	691
Other Securities		47,350
		98,276
Health Care 5.4%
AbbVie Inc.
2.30% - 3.45%, 05/14/21 - 11/06/22	6,940	7,173
2.60%, 11/21/24 (c)	5,565	5,903
Becton, Dickinson and Company
1.18%, (3M USD LIBOR + 0.88%), 12/29/20 (b)	814	814
2.89%, 06/06/22	5,932	6,139
3.36% - 3.73%, 06/06/24 - 12/15/24	3,000	3,244
CVS Health Corporation
1.03%, (3M USD LIBOR + 0.72%), 03/09/21 (b)	1,650	1,656
3.35%, 03/09/21	1,702	1,736
3.70%, 03/09/23	5,405	5,805
2.63%, 08/15/24	785	838
Other Securities		53,242
		86,550
Utilities 3.8%
Dominion Energy, Inc.
2.58%, 07/01/20 (f)	6,085	6,085
Pacific Gas And Electric Company
1.75%, 06/16/22	5,615	5,624
San Diego Gas & Electric Company
1.91%, 02/01/22	457	461
Sempra Energy
2.85%, 11/15/20	8,385	8,437
1.72%, (3M USD LIBOR + 0.50%), 01/15/21 (b)	2,545	2,546
2.88%, 10/01/22	1,400	1,449
SinoSing Power Pte. Ltd.
2.25%, 02/20/25 (a)	4,100	4,171
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	6,170	6,382
Other Securities		24,650
		59,805
Consumer Discretionary 3.5%
JD.com, Inc.
3.13%, 04/29/21	5,535	5,594
Ross Stores, Inc.
4.60%, 04/15/25	4,860	5,584
Other Securities		44,977
		56,155
Information Technology 3.5%
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,541
Microchip Technology Incorporated
3.92%, 06/01/21	4,440	4,525
2.67%, 09/01/23 (c)	2,205	2,269
Micron Technology, Inc.
2.50%, 04/24/23	5,445	5,656
4.64%, 02/06/24	680	748
Oracle Corporation
2.50%, 04/01/25	5,485	5,897
Other Securities		31,796
		55,432
Industrials 2.7%
General Electric Capital Corporation
3.15%, 09/07/22	1,120	1,171
3.45%, 05/15/24	1,065	1,127
Shanghai Electric Group Company Limited
2.65%, 11/21/24 (a)	4,130	4,257
Other Securities		36,799
		43,354
Communication Services 2.4%
Charter Communications Operating, LLC
4.46%, 07/23/22	7,430	7,920
4.91%, 07/23/25	4,240	4,856

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Crown Communication Inc.
3.72%, 07/15/23	220	232
Other Securities		25,975
		38,983
Consumer Staples 1.9%
BAT Capital Corp.
2.76%, 08/15/22	7,130	7,382
Other Securities		22,598
		29,980
Real Estate 1.2%
Crown Castle International Corp.
3.40% - 5.25%, 02/15/21 - 01/15/23	4,337	4,535
2.25%, 09/01/21	4,185	4,256
Other Securities		10,554
		19,345
Materials 1.1%
Other Securities		18,006
Total Corporate Bonds And Notes (cost $827,158)		847,405
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.3%
Ally Master Owner Trust
Series 2018-A-2, 3.29%, 05/15/21	4,225	4,313
Bank 2019-BNK19
Series 2019-A1-BN19, REMIC, 2.26%, 08/16/24	1,054	1,073
BX Trust
Series 2018-A-GW, 0.98%, (1M USD LIBOR + 0.80%), 05/15/37 (b)	4,875	4,607
CNH Equipment Trust
Series 2016-A3-C, 1.44%, 12/15/21	66	66
Series 2018-B-A, 3.47%, 04/15/22	970	986
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,167
COMM Mortgage Trust
Series 2020-D-CBM, 3.63%, 02/12/25	980	878
Series 2016-A1-CR28, REMIC, 1.77%, 10/13/20	86	86
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/20	4,595	4,609
Series 2013-A1-300P, REMIC, 4.35%, 08/10/23	1,195	1,281
Series 2014-B-CR15, REMIC, 4.84%, 01/12/24 (b)	1,930	2,067
Series 2014-D-CR19, REMIC, 4.89%, 08/12/24 (b)	760	450
Drive Auto Receivables Trust
Series 2020-C-1, 2.36%, 03/15/26	1,590	1,600
Magnetite XVI, Limited
Series 2015-AR-16A, 1.94%, (3M USD LIBOR + 0.80%), 01/18/28 (b)	5,087	5,019
Navient Private Education Refi Loan Trust
Series 2019-A1-CA, 2.82%, 07/15/23	1,445	1,428
Series 2019-A2A-A, 3.42%, 04/17/28	3,195	3,266
Series 2019-A-GA, 2.40%, 05/15/28	3,065	3,118
Series 2019-A2A-EA, 2.64%, 09/15/28	2,970	3,044
Series 2020-A-DA, 1.69%, 05/15/69	2,515	2,513
Series 2020-A2A-CA, REMIC, 2.15%, 03/15/29	5,155	5,127
Series 2020-A2A-A, REMIC, 2.46%, 11/15/68	1,550	1,579
OCP CLO Ltd
Series 2015-A1R-10A, 1.81%, (3M USD LIBOR + 0.82%), 10/26/27 (b) (c)	2,678	2,656
Series 2014-A1RR-7A, 2.26%, (3M USD LIBOR + 1.12%), 07/20/29 (b)	6,010	5,896
Santander Drive Auto Receivables Trust
Series 2018-B-4, 3.27%, 01/15/21	614	616
Series 2016-D-3, 2.80%, 07/15/21	1,400	1,411
Series 2019-B-2, 2.79%, 10/15/21	1,395	1,412
Series 2018-C-1, 2.96%, 02/15/22	528	531
Series 2016-D-1, 4.02%, 04/15/22	905	903
Series 2017-C-1, 2.58%, 05/16/22	7	7
Series 2019-C-1, 3.42%, 11/15/22	1,985	1,990
Series 2019-D-2, 3.22%, 07/15/25	545	559
Series 2019-B-3, REMIC, 2.28%, 10/15/21	2,050	2,025
Santander Retail Auto Lease Trust
Series 2019-D-C, 2.88%, 06/20/24	1,525	1,460
SMB Private Education Loan Trust
Series 2015-A2B-A, 1.18%, (1M USD LIBOR + 1.00%), 04/15/23 (b)	522	507
Series 2018-A2B-B, 0.90%, (1M USD LIBOR + 0.72%), 03/15/28 (b) (c)	4,533	4,382
	Shares/Par[1]	Value ($)
Series 2014-A3-A, 1.68%, (1M USD LIBOR + 1.50%), 04/15/32 (b) (c)	3,430	3,443
Series 2016-A2B-C, 1.28%, (1M USD LIBOR + 1.10%), 09/15/34 (b)	2,338	2,315
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 12/25/24 (b)	3,658	3,838
Series 2018-A1A-5, 3.25%, 02/25/25	3,403	3,533
Series 2015-A1B-4, REMIC, 2.75%, 05/25/22 (b)	657	663
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (b)	705	711
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (b)	430	436
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (b)	664	682
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (b)	426	436
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (b)	920	938
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (b)	1,510	1,543
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (b)	4,042	4,147
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (b)	623	641
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (b)	2,066	2,110
Verus Securitization Trust
Series 2019-A1-INV1, 3.40%, 12/25/58 (b)	970	993
Series 2019-M1-INV1, 4.03%, 12/25/58 (b)	495	490
Series 2019-A3-4, 3.00%, 10/25/59 (f)	2,007	2,003
Series 2018-A2-2, REMIC, 3.78%, 07/25/58	394	396
Series 2018-A3-2, REMIC, 3.83%, 07/25/58	248	248
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (b) (f)	1,733	1,766
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (f)	3,262	3,323
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (f)	1,951	1,962
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59	1,436	1,412
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60	464	464
Series 2020-A1-2, REMIC, 2.23%, 04/25/60	4,889	4,894
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	1,100	1,100
Other Securities		318,616
Total Non-U.S. Government Agency Asset-Backed Securities (cost $438,731)		435,735
GOVERNMENT AND AGENCY OBLIGATIONS 18.2%
U.S. Treasury Note 11.8%
Treasury, United States Department of
1.13%, 02/28/22	7,580	7,701
2.38%, 03/15/22 (g)	17,850	18,519
2.25%, 04/15/22	19,025	19,732
0.13%, 04/30/22	27,995	27,978
2.13%, 05/15/22	16,780	17,394
1.75%, 06/15/22	79,140	81,601
1.75%, 07/15/22	6,900	7,122
0.13%, 05/15/23	7,455	7,443
		187,490
Mortgage-Backed Securities 4.3%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/23	189	197
4.28%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.20%), 09/01/33 (b)	23	24
3.74% - 4.00%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 10/01/34 - 02/01/35 (b)	30	32
3.87%, (1Y USD LIBOR + 1.89%), 11/01/34 (b)	9	9
3.78% - 4.01%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 11/01/34 - 02/01/35 (b)	40	42
3.90% - 4.10%, (1Y USD LIBOR + 1.90%), 11/01/34 - 02/01/35 (b)	23	24
3.68%, (1Y USD LIBOR + 1.68%), 01/01/35 - 02/01/35 (b)	17	18
3.62%, (1Y USD LIBOR + 1.63%), 02/01/35 (b)	16	17
3.62%, (1Y USD LIBOR + 1.62%), 02/01/35 - 03/01/36 (b)	81	85
3.49% - 4.05%, (1Y USD LIBOR + 1.75%), 09/01/33 - 06/01/35 (b)	143	149
4.37%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.37%), 09/01/35 (b)	300	314
3.92%, (1Y USD LIBOR + 1.71%), 10/01/35 (b)	41	43
3.85%, (1Y USD LIBOR + 1.73%), 11/01/35 (b)	46	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
3.00% - 7.50%, 09/01/34 - 03/01/39	1,837	2,118
5.00%, 12/01/41	768	877
4.50%, 03/01/49	1,123	1,207
4.00%, 12/01/49	1,240	1,337
Federal National Mortgage Association, Inc.
4.50% - 5.00%, 12/01/20 - 06/01/23	274	286
3.00%, 09/01/28	2,540	2,679
3.00% - 5.50%, 01/01/24 - 03/01/30	3,886	4,098
3.03%, (6M USD LIBOR + 1.41%), 06/01/33 (b)	9	9
3.51%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.21%), 07/01/33 (b)	7	7
5.00%, 10/01/33	1,403	1,599
3.23% - 3.98%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 06/01/33 - 12/01/33 (b)	189	197
3.98%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.31%), 04/01/34 (b)	2	2
3.61%, (1Y USD LIBOR + 1.58%), 10/01/34 (b)	4	4
3.22%, (1Y USD LIBOR + 1.34%), 11/01/34 (b)	2	2
3.72%, (1Y USD LIBOR + 1.67%), 11/01/34 (b)	22	22
4.32%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 11/01/34 (b)	118	124
3.00%, 12/01/34	964	1,036
3.70%, (1Y USD LIBOR + 1.68%), 12/01/34 (b)	12	13
3.51%, (1Y USD LIBOR + 1.51%), 01/01/35 (b)	13	14
3.55%, (1Y USD LIBOR + 1.55%), 01/01/35 (b)	21	22
3.50% - 3.62%, (1Y USD LIBOR + 1.62%), 03/01/33 - 05/01/35 (b)	32	34
3.63% - 3.67%, (1Y USD LIBOR + 1.63%), 01/01/35 - 02/01/35 (b)	14	14
3.85%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.19%), 02/01/35 (b)	24	25
3.37%, (1Y USD LIBOR + 1.37%), 03/01/35 (b)	10	11
3.39%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.82%), 04/01/35 (b)	125	131
3.74%, (1Y USD LIBOR + 1.99%), 04/01/35 (b)	139	146
3.81%, (1Y USD LIBOR + 1.81%), 04/01/35 (b)	32	34
2.87%, (1Y USD LIBOR + 1.43%), 05/01/35 (b)	98	102
3.29%, (1Y USD LIBOR + 1.40%), 05/01/35 (b)	33	34
3.21%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.30%), 06/01/35 (b)	113	118
3.73% - 4.44%, (1Y USD LIBOR + 1.69%), 06/01/35 - 02/01/36 (b)	301	315
3.05%, (1Y USD LIBOR + 1.84%), 07/01/35 (b)	67	70
2.94%, (1Y USD LIBOR + 1.60%), 08/01/35 (b)	96	100
3.25%, (6M USD LIBOR + 1.37%), 08/01/35 (b)	242	249
3.67%, (1Y USD LIBOR + 1.48%), 11/01/35 (b)	146	152
5.50%, 11/01/35	724	847
3.55%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.05%), 02/01/36 (b)	133	140
3.64%, (1Y USD LIBOR + 1.64%), 03/01/36 (b)	71	74
3.74%, (1Y USD LIBOR + 1.74%), 03/01/36 (b)	63	66
3.00% - 6.50%, 07/01/32 - 01/01/50	12,265	13,842
5.00%, 05/01/38	886	1,019
4.50%, 09/01/39	963	1,072
4.00%, 08/01/43	1,499	1,635
4.50%, 06/01/44	3,020	3,359
4.00%, 01/01/47	1,019	1,096
3.00%, 11/25/47	2,751	2,939
4.50%, 09/01/48	923	991
4.50%, 10/01/48	2,862	3,120
4.50%, 11/01/48	788	846
4.50%, 12/01/48	884	949
6.00%, 02/01/49	3,125	3,714
Government National Mortgage Association
5.50%, 07/15/20	-	—
6.00%, 07/15/36	812	947
3.50%, 03/20/43	1,640	1,777
5.50%, 09/15/45	1,413	1,641
5.00%, 02/20/48	2,631	2,896
	Shares/Par[1]	Value ($)
5.50%, 03/20/48	861	955
TBA, 4.50%, 07/15/48 (h)	1,490	1,591
3.50% - 5.50%, 12/20/34 - 12/20/48	3,509	3,836
3.00%, 09/20/49	1,157	1,199
		68,742
Collateralized Mortgage Obligations 2.0%
Fannie Mae Connecticut Avenue Securities
Series 2017-1M2-C01, 3.73%, (1M USD LIBOR + 3.55%), 01/25/27 (b)	2,273	2,311
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 4.18%, (1M USD LIBOR + 4.00%), 08/26/24 (b)	986	1,000
Series 2016-M3-DNA2, REMIC, 4.83%, (1M USD LIBOR + 4.65%), 10/25/28 (b)	1,590	1,634
Series 2017-M1-DNA1, REMIC, 1.38%, (1M USD LIBOR + 1.20%), 07/25/29 (b)	85	85
Series 2017-M1-DNA2, REMIC, 1.38%, (1M USD LIBOR + 1.20%), 10/25/29 (b)	1,030	1,031
Series 2017-M1-DNA3, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 03/25/30 (b)	369	369
Series PA-3713, REMIC, 2.00%, 02/15/40	1,670	1,691
Series 2017-M1-SC02, REMIC, 3.80%, 05/25/47 (b)	220	217
Series 2017-M1-SPI1, REMIC, 3.98%, 09/25/47 (b)	4	4
Series 2018-M1-SPI2, REMIC, 3.81%, 05/25/48 (b)	114	113
Series 2018-M1-DNA3, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 09/25/48 (b)	4	4
Series 2018-M2AS-DNA3, REMIC, 1.08%, (1M USD LIBOR + 0.90%), 09/25/48 (b)	3,460	3,430
Series 2020-M1-DNA2, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 02/25/50 (b)	1,408	1,395
Series 2020-M1-DNA3, REMIC, 0.00%, 06/27/50 (b) (h)	1,080	1,080
Federal National Mortgage Association, Inc.
Series 2017-2ED3-C02, 1.53%, (1M USD LIBOR + 1.35%), 09/25/29 (b)	1,633	1,583
Series 2017-1M1-C03, REMIC, 1.13%, (1M USD LIBOR + 0.95%), 10/25/29 (b)	423	422
Series 2017-2ED2-C04, REMIC, 1.28%, (1M USD LIBOR + 1.10%), 11/26/29 (b)	1,262	1,230
Series 2017-1ED3-C05, REMIC, 1.38%, (1M USD LIBOR + 1.20%), 01/25/30 (b)	1,501	1,489
Series 2018-1ED2-C01, REMIC, 1.03%, (1M USD LIBOR + 0.85%), 07/25/30 (b)	2,663	2,597
Series 2019-2M1-R06, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 09/26/39 (b)	203	203
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	1,972	2,019
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2019-M2-HRP1, 1.58%, (1M USD LIBOR + 1.40%), 02/25/49 (b)	1,450	1,382
Series 2020-M1-HQA1, 0.93%, (1M USD LIBOR + 0.75%), 01/25/50 (b)	574	573
Series 2020-M1-HQA2, 1.28%, (1M USD LIBOR + 1.10%), 03/25/50 (b)	2,934	2,921
Series 2018-M2AS-DNA2, REMIC, 1.13%, (1M USD LIBOR + 0.95%), 12/26/30 (b)	2,015	1,995
Series 2018-M2-HRP2, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 02/25/47 (b)	1,318	1,311
Series 2018-M1-HQA2, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 10/26/48 (b)	207	207
Series 2019-M1-HQA4, REMIC, 0.95%, (1M USD LIBOR + 0.77%), 11/26/49 (b)	105	105
Government National Mortgage Association
Series 2018-FE-122, REMIC, 0.49%, (1M USD LIBOR + 0.30%), 09/20/48 (b)	79	79
		32,480
Municipal 0.1%
Other Securities		1,217
Total Government And Agency Obligations (cost $285,049)		289,929
SHORT TERM INVESTMENTS 5.3%
Investment Companies 4.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (i) (j)	1,507	1,507

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
T. Rowe Price Government Reserve Fund, 0.14% (i) (j)	66,198	66,198
		67,705
Commercial Paper 0.6%
Ford Motor Credit Company LLC
2.84% - 3.15%, 07/27/20 - 08/04/20 (k)	3,410	3,401
The Boeing Company
2.15% - 2.30%, 11/04/20 - 11/16/20 (k)	5,680	5,627
		9,028
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (i) (j)	8,716	8,716
Total Short Term Investments (cost $85,457)		85,449
Total Investments 103.9% (cost $1,636,395)		1,658,518
Other Derivative Instruments 0.0%		98
Other Assets and Liabilities, Net (3.9)%		(62,958)
Total Net Assets 100.0%		1,595,658

(a) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $233,244 and 14.6% of the Fund.

(d) All or a portion of the security was on loan as of June 30, 2020.

(e) Convertible security.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $2,672.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(k) The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Axiata SPV2 Berhad, 3.47%, 11/19/20	10/03/18	1,745	1,756	0.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	10/11/19	3,726	3,748	0.2
China Mengniu Dairy Company Limited, 1.88%, 06/17/25	06/10/20	3,792	3,785	0.2
CNAC (HK) Finbridge Company Limited, 4.13%, 03/14/21	03/07/18	1,839	1,865	0.1
Eastern Creation II Investment Holdings Ltd., 2.75%, 09/26/20	09/19/17	3,358	3,373	0.2
HPHT Finance (17) Limited, 2.75%, 09/11/22	05/08/20	2,417	2,437	0.2
Picasso Finance Sub, Inc., 2.25%, 06/16/25	06/09/20	2,760	2,776	0.2
Reliance Holding USA, Inc., 5.40%, 02/14/22	03/26/20	3,678	3,794	0.2
Shanghai Electric Group Company Limited, 2.65%, 11/21/24	02/14/20	4,196	4,257	0.3
SinoSing Power Pte. Ltd., 2.25%, 02/20/25	02/12/20	4,105	4,171	0.3
		31,616	31,962	2.0

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,719	October 2020	379,566	27	38

Short Contracts
United States 10 Year Note	(306)	September 2020	(42,498)	48	(89)
United States 5 Year Note	(739)	October 2020	(92,697)	23	(226)
				71	(315)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund *
CORPORATE BONDS AND NOTES 87.8%
Consumer Discretionary 20.0%
Allied Universal Holdco LLC
9.75%, 07/15/27 (a)	5,000	5,268
Carnival Corporation
11.50%, 04/01/23 (a)	9,500	10,280
Core & Main LP
8.63%, 09/15/24 (a) (b)	5,360	5,365
Ford Motor Company
9.00%, 04/22/25	6,215	6,720
IRB Holding Corp.
6.75%, 02/15/26 (a)	11,000	10,512
Macy's Retail Holdings, Inc.
3.88%, 01/15/22	2,652	2,370
Macy's, Inc.
8.38%, 06/15/25 (a)	5,765	5,740
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	3,460	2,478
8.75%, 10/01/25 (a)	4,698	2,763
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	5,031	5,063
The Gap, Inc.
8.63%, 05/15/25 (a) (c)	5,000	5,312
Other Securities		45,758
		107,629
Communication Services 19.9%
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	5,500	5,448
CCO Holdings, LLC
5.00%, 02/01/28 (a)	5,000	5,164
Cincinnati Bell Inc.
7.00%, 07/15/24 (a)	5,000	5,107
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	10,000	9,277
iHeartCommunications, Inc.
8.38%, 05/01/27	7,500	6,880
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	7,500	7,664
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	7,605	7,596
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)	5,820	5,374
Telesat Canada
6.50%, 10/15/27 (a)	5,572	5,488
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	6,280	6,039
Uber Technologies, Inc.
7.50%, 05/15/25 (a)	5,000	5,040
Univision Communications Inc.
9.50%, 05/01/25 (a)	5,000	5,351
Other Securities		32,843
		107,271
Energy 11.9%
CVR Energy, Inc.
5.75%, 02/15/28 (a)	5,885	5,171
MEG Energy Corp.
7.13%, 02/01/27 (a)	6,100	5,067
PDC Energy, Inc.
5.75%, 05/15/26	6,195	5,633
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (a)	6,000	5,340
Targa Resource Corporation
6.50%, 07/15/27	2,000	2,023
5.50%, 03/01/30 (a)	9,000	8,663
Other Securities		32,455
		64,352
Financials 10.7%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	6,000	5,968
AG Issuer LLC
6.25%, 03/01/28 (a)	5,600	5,306
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	6,535	6,527
eG Global Finance PLC
8.50%, 10/30/25 (a)	10,833	11,134
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	5,500	5,488
NFP Corp.
8.00%, 07/15/25 (a)	5,600	5,540
USA Compression Finance Corp.
6.88%, 09/01/27	5,300	5,036
Other Securities		12,364
		57,363
Materials 8.4%
Allegheny Technologies Incorporated
7.88%, 08/15/23 (d)	5,618	5,751
CVR Partners, LP
9.25%, 06/15/23 (a)	8,900	8,702
Kaiser Aluminum Corporation
4.63%, 03/01/28 (a)	5,485	5,249
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	6,000	5,433
Other Securities		20,031
		45,166
Industrials 7.0%
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	5,600	5,474
H&E Equipment Services, Inc.
5.63%, 09/01/25	5,000	5,063
TransDigm Inc.
6.38%, 06/15/26	5,735	5,235
Other Securities		22,039
		37,811
Health Care 4.0%
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (a) (c)	6,750	6,854
Tenet Healthcare Corporation
6.75%, 06/15/23	1,980	1,965
7.00%, 08/01/25 (c)	2,650	2,603
6.88%, 11/15/31	680	604
Other Securities		9,586
		21,612
Consumer Staples 3.4%
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (a)	5,595	5,772
JBS Investments II GmbH
5.75%, 01/15/28 (a)	5,000	5,052
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	7,730	7,691
		18,515
Information Technology 2.5%
Other Securities		13,622
Total Corporate Bonds And Notes (cost $457,268)		473,341
INVESTMENT COMPANIES 3.6%
iShares iBoxx USD High Yield Corporate Bond ETF	127	10,366
SPDR Bloomberg Barclays High Yield Bond ETF	92	9,307
Total Investment Companies (cost $19,944)		19,673
SENIOR FLOATING RATE INSTRUMENTS 1.3%
Consumer Staples 1.0%
Coty Inc.
2020 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 03/29/25 (e)	6,000	5,370
Other Securities		38
		5,408
Financials 0.2%
Other Securities		974
Consumer Discretionary 0.1%
Other Securities		429
Total Senior Floating Rate Instruments (cost $8,295)		6,811

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 1.0%
Energy 0.8%
Other Securities		4,403
Financials 0.2%
Other Securities		840
Total Preferred Stocks (cost $6,217)		5,243
WARRANTS 0.0%
Other Securities		4
Total Warrants (cost $8)		4
COMMON STOCKS 0.0%
Energy 0.0%
Other Securities		2
Total Common Stocks (cost $16)		2
SHORT TERM INVESTMENTS 8.1%
Investment Companies 4.9%
T. Rowe Price Government Reserve Fund, 0.14% (f) (g)	26,532	26,532
Securities Lending Collateral 3.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (f) (g)	17,439	17,439
Total Short Term Investments (cost $43,971)		43,971
Total Investments 101.8% (cost $535,719)		549,045
Other Assets and Liabilities, Net (1.8)%		(9,785)
Total Net Assets 100.0%		539,260

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $369,758 and 68.6% of the Fund.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) All or a portion of the security was on loan as of June 30, 2020.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund *
COMMON STOCKS 98.5%
Information Technology 20.8%
Apple Inc.	128	46,694
Applied Materials, Inc.	1,431	86,530
Broadcom Inc.	92	28,919
Intel Corporation	651	38,940
Keysight Technologies, Inc. (a)	338	34,073
Micron Technology, Inc. (a)	890	45,871
Microsoft Corporation	993	201,990
NVIDIA Corporation	75	28,512
NXP Semiconductors N.V.	483	55,047
Qualcomm Incorporated	958	87,372
Synopsys Inc. (a)	202	39,345
Texas Instruments Incorporated	285	36,205
Other Securities		61,924
		791,422
Financials 17.2%
American International Group, Inc.	3,140	97,896
Bank of America Corporation	4,226	100,364
Capital One Financial Corporation	602	37,650
Chubb Limited	232	29,430
E*TRADE Financial Corp.	809	40,245
Equitable Holdings, Inc.	2,229	42,991
Marsh & McLennan Companies, Inc.	423	45,434
MetLife, Inc.	966	35,269
Morgan Stanley	2,573	124,281
Other Securities		102,062
		655,622
Health Care 15.7%
AbbVie Inc.	807	79,214
Agilent Technologies, Inc.	296	26,133
Anthem, Inc.	116	30,635
Becton, Dickinson and Company	118	28,277
Boston Scientific Corporation (a)	1,020	35,821
Danaher Corporation	811	143,374
HCA Healthcare, Inc.	311	30,196
Stryker Corporation	184	33,069
Thermo Fisher Scientific Inc.	218	78,992
Other Securities		111,023
		596,734
Utilities 9.8%
Ameren Corporation	519	36,545
Entergy Corporation	322	30,251
NextEra Energy, Inc.	558	133,949
Sempra Energy	659	77,251
The Southern Company	912	47,269
Other Securities		47,877
		373,142
Industrials 9.1%
Deere & Company	263	41,391
General Electric Company	13,690	93,505
Honeywell International Inc.	309	44,747
Rockwell Automation Inc.	133	28,392
Other Securities		138,340
		346,375
Materials 5.8%
Linde Public Limited Company	462	97,970
Packaging Corporation of America	495	49,441
Other Securities		72,714
		220,125
Energy 5.2%
Enbridge Inc.	965	29,349
TC Energy Corporation	909	38,971
The Williams Companies, Inc.	2,023	38,474
Other Securities		89,261
		196,055
Consumer Discretionary 5.0%
McDonald's Corporation	198	36,433
Yum! Brands, Inc.	383	33,312
Other Securities		118,471
		188,216
Real Estate 4.6%
ProLogis Inc.	1,445	134,869
Other Securities		41,138
		176,007
Communication Services 2.8%
Alphabet Inc. - Class C (a)	52	72,946
Walt Disney Co.	262	29,229
Other Securities		6,070
		108,245
Consumer Staples 2.5%
Tyson Foods Inc. - Class A	828	49,410
Other Securities		45,076
		94,486
Total Common Stocks (cost $3,673,678)		3,746,429
PREFERRED STOCKS 0.8%
Utilities 0.5%
Sempra Energy, 6.75%, 07/15/21 (b)	12	1,202
Sempra Energy, 6.00%, 01/15/21 (b)	56	5,514
The Southern Company, 6.75%, 08/01/22 (b)	254	11,174
		17,890
Health Care 0.1%
Becton, Dickinson and Company, 6.00%, 06/01/23 (a) (b) (c)	92	4,883
Consumer Discretionary 0.1%
Other Securities		3,927
Information Technology 0.1%
Broadcom Inc., 8.00%, 09/30/22 (b)	2	2,141
Total Preferred Stocks (cost $29,606)		28,841
CORPORATE BONDS AND NOTES 0.1%
Energy 0.1%
Other Securities		3,165
Total Corporate Bonds And Notes (cost $1,837)		3,165
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	4,819	4,819
T. Rowe Price Government Reserve Fund, 0.14% (d) (e)	12,887	12,887
		17,706
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (d) (e)	14,198	14,198
Total Short Term Investments (cost $31,904)		31,904
Total Investments 100.2% (cost $3,737,025)		3,810,339
Other Assets and Liabilities, Net (0.2)%		(6,236)
Total Net Assets 100.0%		3,804,103

(a) Non-income producing security.

(b) Convertible security.

(c) All or a portion of the security was on loan as of June 30, 2020.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Vanguard Dividend Appreciation ETF (a)	400	46,793
Vanguard Emerging Markets Government Bond ETF	128	9,910
Vanguard FTSE Developed Markets ETF	2,168	84,095
Vanguard Global ex-U.S. Real Estate ETF	203	9,477
Vanguard Growth ETF (a)	225	45,494
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	160	15,246
Vanguard Mid-Cap ETF (a)	337	55,185
Vanguard Mortgage-Backed Securities ETF	622	33,818
Vanguard MSCI Emerging Markets ETF	1,524	60,378
Vanguard REIT ETF (a)	151	11,848
Vanguard Short-Term Corporate Bond ETF	146	12,086
Vanguard Small-Cap ETF (a)	162	23,583
Vanguard Total Bond Market ETF	297	26,242
Vanguard Total Stock Market ETF (a)	438	68,522
Total Investment Companies (cost $492,212)		502,677
SHORT TERM INVESTMENTS 15.5%
Securities Lending Collateral 15.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	77,067	77,067
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	741	741
Total Short Term Investments (cost $77,808)		77,808
Total Investments 115.5% (cost $570,020)		580,485
Other Assets and Liabilities, Net (15.5)%		(77,728)
Total Net Assets 100.0%		502,757

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.7%
Vanguard Dividend Appreciation ETF (a)	169	19,768
Vanguard Emerging Markets Government Bond ETF (a)	213	16,549
Vanguard FTSE Developed Markets ETF (a)	809	31,381
Vanguard Global ex-U.S. Real Estate ETF	49	2,267
Vanguard Growth ETF (a)	56	11,399
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	460	43,766
Vanguard Mid-Cap ETF (a)	99	16,197
Vanguard Mortgage-Backed Securities ETF	1,284	69,789
Vanguard MSCI Emerging Markets ETF	495	19,627
Vanguard REIT ETF (a)	49	3,865
Vanguard Short-Term Corporate Bond ETF	221	18,233
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	182	9,127
Vanguard Small-Cap ETF (a)	61	8,908
Vanguard Total Bond Market ETF	645	56,993
Vanguard Total Stock Market ETF (a)	219	34,354
Total Investment Companies (cost $351,034)		362,223
SHORT TERM INVESTMENTS 16.3%
Securities Lending Collateral 15.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	57,921	57,921
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	1,250	1,250
Total Short Term Investments (cost $59,171)		59,171
Total Investments 116.0% (cost $410,205)		421,394
Other Assets and Liabilities, Net (16.0)%		(58,069)
Total Net Assets 100.0%		363,325

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

	Shares/Par[1]	Value ($)
JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Vanguard Dividend Appreciation ETF (a)	329	38,553
Vanguard Emerging Markets Government Bond ETF (a)	241	18,781
Vanguard FTSE Developed Markets ETF	1,472	57,093
Vanguard Global ex-U.S. Real Estate ETF	124	5,772
Vanguard Growth ETF (a)	149	30,218
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares (a)	329	31,336
Vanguard Mid-Cap ETF (a)	217	35,520
Vanguard Mortgage-Backed Securities ETF	1,088	59,136
Vanguard MSCI Emerging Markets ETF	1,063	42,113
Vanguard REIT ETF (a)	113	8,855
Vanguard Short-Term Corporate Bond ETF	196	16,247
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	139	6,970
Vanguard Small-Cap ETF (a)	85	12,473
Vanguard Total Bond Market ETF	551	48,683
Vanguard Total Stock Market ETF (a)	310	48,462
Total Investment Companies (cost $450,035)		460,212
SHORT TERM INVESTMENTS 18.7%
Securities Lending Collateral 18.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (b) (c)	85,641	85,641
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (b) (c)	708	708
Total Short Term Investments (cost $86,349)		86,349
Total Investments 118.6% (cost $536,384)		546,561
Other Assets and Liabilities, Net (18.6)%		(85,751)
Total Net Assets 100.0%		460,810

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 32.2%
Financials 15.5%
Apex Technology Acquisition Corporation - Class A (a)	136	1,399
CC Neuberger Principal Holdings I (a)	8	85
CHP Merger Corp. - Class A (a)	59	587
Churchill Capital Corp II - Class A (a)	31	348
Collier Creek Holdings (a)	25	342
DMY Technology Group, Inc. - Class A (a)	54	543
E*TRADE Financial Corp.	12	590
Flying Eagle Acquisition Corp. - Class A (a)	3	35
Foley Trasimene Acquisition Corp. - Class A (a)	14	150
Fortress Value Acquisition Corp. (a)	33	339
Fusion Acquisition Corp. - Class A (a)	67	683
Genworth Financial, Inc. - Class A (a)	25	58
Gigcapital2 Inc. (a)	62	624
Gigcapital3, Inc. (a)	13	131
Gores Holdings IV, Inc. - Class A (a)	50	505
Grid Dynamics Holdings, Inc. - Class A (a)	38	260
Haymaker Acquisition Corp. - Class A (a)	98	1,019
Hudson Executive Investment Corp. (a)	36	364
InterPrivate Acquisition Corp. (a)	45	445
Jaws Acquisition Corp. (a)	11	110
Juniper Industrial Holdings, Inc. - Class A (a)	107	1,063
Kaixin Auto Holdings (a)	25	21
Leo Holdings Corp. (a)	65	678
LGL Systems Acquisition Corp. - Class A (a)	87	868
Longview Acquisition Corp. (a)	158	1,594
Merida Merger Corp. I (a)	152	1,485
Monocle Acquisition Corporation (a)	24	247
New Providence Acquisition Corp. - Class A (a)	46	461
Orisun Acquisition Corp. (a)	15	150
Proptech Acquisition Corporation - Class A (a)	112	1,136
Reebonz Holding Limited (a)	1	—
SCVX Corp. (a)	46	476
Software Acquisition Group Inc. - Class A (a)	55	550
Subversive Capital Acquisition Corp. - Class A (a)	70	697
Syncora Holdings Ltd.	306	90
Thunder Bridge Acquisition II, Ltd - Class A (a)	68	689
Trebia Acquisition Corp. (a)	82	855
Willis Towers Watson Public Limited Company (b)	7	1,330
		21,007
Materials 3.1%
Andina Acquisition Corp. III (a)	7	72
DuPont de Nemours, Inc. (b) (c)	76	4,051
		4,123
Information Technology 2.9%
Bitauto Holdings Limited - ADR (a) (c)	2	27
CoreLogic, Inc. (c)	10	665
Dell Technology Inc. - Class C (a) (c)	27	1,472
Forescout Technologies, Inc. (a)	9	198
LogMeIn, Inc. (b)	18	1,488
		3,850
Communication Services 2.6%
Fox Corporation - Class A	58	1,556
IAC/InterActiveCorp (a)	2	626
Madison Square Garden Entertainment Corp. - Class A (a) (c)	9	698
Vodafone Group Public Limited Company - ADR (c)	43	692
		3,572
Energy 2.6%
Marathon Petroleum Corporation (b) (c)	85	3,177
Royal Dutch Shell PLC - Class B - ADR	11	336
		3,513
Industrials 2.3%
Advanced Disposal Services, Inc. (a) (b)	105	3,165
Utilities 1.3%
El Paso Electric Company	21	1,411
Pacific Gas And Electric Company (a) (d)	43	379
		1,790
Consumer Discretionary 0.9%
Delphi Technologies PLC (a) (b)	64	911
Tiffany & Co.	2	295
		1,206
Consumer Staples 0.5%
Whole Earth Brands, Inc. - Class A (a)	84	676
Health Care 0.5%
Portola Pharmaceuticals, Inc. (a)	37	660
Total Common Stocks (cost $43,153)		43,562
OTHER EQUITY INTERESTS 7.2%
Consumer Discretionary 7.2%
Altaba Inc. (a) (d) (e)	459	9,757
Total Other Equity Interests (cost $14,978)		9,757
SENIOR FLOATING RATE INSTRUMENTS 7.2%
Information Technology 3.3%
Refinitiv US Holdings Inc.
2017 2nd Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 09/12/25 (f)	4,574	4,463
Communication Services 2.1%
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (a) (g)	3,868	2,667
2017 1st Lien Term Loan, 8.00%, (1M LIBOR + 7.00%), 12/31/48 (f)	181	164
		2,831
Energy 1.8%
Heritage Power LLC
2018 Term Loan B, 7.77%, (6M LIBOR + 6.00%), 08/02/26 (f)	2,613	2,435
Total Senior Floating Rate Instruments (cost $10,415)		9,729
INVESTMENT COMPANIES 5.6%
Apollo Senior Floating Rate Fund Inc.	27	342
BlackRock Floating Rate Income Strategies Fund, Inc.	24	264
BlackRock MuniYield Quality Fund III, Inc.	99	1,293
Eaton Vance Floating-Rate Income Trust	45	513
Nuveen AMT-Free Quality Municipal Income Fund (b)	95	1,321
Nuveen Enhanced Municipal Credit Income Fund (b)	83	1,228
Nuveen Intermediate Duration Municipal Term Fund (b)	99	1,306
Nuveen New York AMT-Free Quality Municipal Income Fund (b)	100	1,293
Total Investment Companies (cost $8,167)		7,560
PREFERRED STOCKS 3.0%
Financials 2.8%
Federal Home Loan Mortgage Corporation - Series Z, 7.88%, (callable at 25 beginning 12/31/22) (a) (b) (h)	286	2,273
Federal National Mortgage Association, Inc. - Series S, 8.25%, (callable at 25 beginning 12/31/20) (a) (h)	182	1,444
		3,717
Industrials 0.2%
WESCO International, Inc. - Series A (a) (h)	12	307
Total Preferred Stocks (cost $4,583)		4,024
CORPORATE BONDS AND NOTES 2.9%
Industrials 1.5%
APX Group, Inc.
7.88%, 12/01/22	2,023	2,012
Utilities 0.8%
Pacific Gas And Electric Company
0.00%, 12/31/23 (d) (i)	9,328	1,165
Consumer Discretionary 0.4%
Stars Group Holdings B.V.
7.00%, 07/15/26 (j)	501	528
Information Technology 0.2%
Intel Corporation
2.45%, 11/15/29	243	262
Total Corporate Bonds And Notes (cost $4,194)		3,967

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
WARRANTS 1.2%
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (d)	120	8
Apex Technology Acquisition Corporation (a)	68	116
CF Finance Acquisition Corp. (a)	175	237
CHP Merger Corp. (a)	29	29
Churchill Capital Corp II (a)	10	30
CIIG Merger Corp. (a)	91	86
Collier Creek Holdings (a)	12	39
DMY Technology Group, Inc. (a)	27	41
Flying Eagle Acquisition Corp. (a)	1	2
Gigcapital2 Inc. (a)	62	30
Gores Holdings IV, Inc. (a)	12	23
Grid Dynamics Holdings, Inc. (a)	19	30
Haymaker Acquisition Corp. (a)	33	52
International General Insurance Holdings Ltd. (a)	32	11
InterPrivate Acquisition Corp. (a)	22	13
JUNIPER INDUSTRIAL HOLDINGS, INC. (a)	103	90
Kaixin Auto Holdings (a)	123	—
KLDiscovery (a)	78	16
Legacy Acquisition Corp. (a)	356	174
LGL Systems Acquisition Corp. (a)	44	40
Merida Merger Corp. I (a)	76	39
Monocle Acquisition Corporation (a)	24	16
Nebula Acquisition Corporation (a)	23	91
New Providence Acquisition Corp. (a)	23	34
Pivotal Investment Corporation II (a)	78	62
Proptech Acquisition Corporation (a)	56	39
Reebonz Holding Limited (a)	51	—
Software Acquisition Group Inc. (a)	27	31
Thunder Bridge Acquisition II, Ltd (a)	116	167
Tuscan Holdings Corp. (a)	87	47
Whole Earth Brands, Inc. (a)	63	72
Total Warrants (cost $1,256)		1,665
RIGHTS 0.7%
Alder BioPharmaceuticals, Inc. (a) (d)	296	371
Bristol-Myers Squibb Company (a)	92	330
Dyax Corp. (a) (d)	134	13
Gigcapital2 Inc. (a)	62	17
Pan American Silver Corp. (a)	429	294
Total Rights (cost $625)		1,025
SHORT TERM INVESTMENTS 23.8%
Investment Companies 23.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (k) (l)	32,249	32,249
Total Short Term Investments (cost $32,249)		32,249
Total Investments 83.8% (cost $119,620)		113,538
Total Securities Sold Short (1.2)% (proceeds $1,908)		(1,660)
Total Purchased Options 1.4% (cost $1,072)		1,961
Other Derivative Instruments (3.5)%		(4,797)
Other Assets and Liabilities, Net 19.5%		26,404
Total Net Assets 100.0%		135,446

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.0% of the Fund’s net assets.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) Convertible security.

(j) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $528 and 0.4% of the Fund.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (1.2%)
COMMON STOCKS (1.0%)
Utilities (0.8%)
Pacific Gas And Electric Company	(131)	(1,165)
Financials (0.2%)
Morgan Stanley	(5)	(240)
Total Common Stocks (proceeds $1,673)		(1,405)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
U.S. Treasury Note (0.2%)
Treasury, United States Department of
1.75%, 11/15/29	(231)	(255)
Total Government And Agency Obligations (proceeds $235)		(255)
Total Securities Sold Short (1.2%) (proceeds $1,908)		(1,660)

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Apollo Global Management, LLC	Put	40.00	07/17/20	138	1
BorgWarner Inc.	Put	22.50	08/21/20	544	6
Carrier Global Corporation	Put	15.00	09/18/20	61	2
CoreLogic, Inc.	Put	50.00	08/21/20	99	8
Dell Technology, Inc.	Put	45.00	08/21/20	128	8
Dell Technology, Inc.	Put	35.00	10/16/20	140	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
E. I. du Pont de Nemours and Company	Put	40.00	09/18/20	463	37
eBay Inc.	Put	34.00	07/17/20	601	—
Madison Square Garden Entertainment Corp.	Put	55.00	07/17/20	93	1
Madison Square Garden Entertainment Corp.	Put	65.00	08/21/20	151	31
Marathon Petroleum Corporation	Put	20.00	07/17/20	850	—
Marathon Petroleum Corporation	Put	32.50	10/16/20	850	272
MSG Networks Inc.	Put	145.00	08/21/20	173	131
Otis Worldwide Corporation	Put	45.00	09/18/20	70	8
SPDR S&P 500 ETF	Put	305.00	07/17/20	133	72
SPDR S&P 500 ETF	Put	280.00	07/17/20	74	9
SPDR S&P 500 ETF	Put	240.00	07/17/20	74	2
The Select Sector SPDR Trust	Put	53.00	07/17/20	137	10
Vodafone Group Public Limited Company	Put	12.00	07/17/20	858	—
Vodafone Group Public Limited Company	Put	10.00	07/17/20	1,957	—
Vodafone Group Public Limited Company	Put	12.00	08/21/20	434	4
Xerox Corporation	Put	31.00	07/17/20	840	1,308
XPO Logistics, Inc.	Put	55.00	08/21/20	74	9
XPO Logistics, Inc.	Put	52.50	08/21/20	143	15
					1,939

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	58.00	07/17/20	741	20
Bayer Aktiengesellschaft	JPM	Put	EUR	51.00	07/17/20	98	1
Siemens Aktiengesellschaft	JPM	Put	EUR	70.00	07/17/20	141	1
							22

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Apollo Global Management, LLC	Call	46.00	07/17/20	138	(62)
Bitauto Holdings Limited	Call	17.50	07/17/20	17	—
BorgWarner Inc.	Call	27.50	08/21/20	544	(449)
Carrier Global Corporation	Call	20.00	07/17/20	96	(24)
Carrier Global Corporation	Call	19.00	07/17/20	112	(38)
Carrier Global Corporation	Call	20.00	09/18/20	61	(22)
CoreLogic, Inc.	Call	65.00	08/21/20	99	(46)
Dell Technology, Inc.	Call	50.00	08/21/20	128	(81)
Dell Technology, Inc.	Call	42.50	10/16/20	140	(190)
E. I. du Pont de Nemours and Company	Call	47.50	09/18/20	463	(357)
eBay Inc.	Call	45.00	07/17/20	300	(227)
eBay Inc.	Call	38.00	07/17/20	301	(435)
Fitbit, Inc.	Call	7.00	08/21/20	848	(11)
Fitbit, Inc.	Put	6.00	08/21/20	848	(23)
Madison Square Garden Entertainment Corp.	Call	65.00	07/17/20	93	(97)
Madison Square Garden Entertainment Corp.	Call	75.00	08/21/20	137	(69)
Marathon Petroleum Corporation	Call	40.00	10/16/20	637	(248)
MSG Networks Inc.	Call	165.00	08/21/20	173	(48)
Otis Worldwide Corporation	Call	60.00	07/17/20	26	(2)
Otis Worldwide Corporation	Call	55.00	07/17/20	127	(37)
Otis Worldwide Corporation	Call	55.00	09/18/20	70	(39)
SPDR S&P 500 ETF	Call	330.00	07/17/20	63	(2)
SPDR S&P 500 ETF	Call	320.00	07/17/20	114	(18)
SPDR S&P 500 ETF	Put	285.00	07/17/20	85	(14)
SPDR S&P 500 ETF	Put	260.00	07/17/20	147	(6)
The Select Sector SPDR Trust	Put	49.00	07/17/20	137	(3)
Vodafone Group Public Limited Company	Call	15.00	07/17/20	866	(96)
Vodafone Group Public Limited Company	Call	16.00	08/21/20	218	(17)
Vodafone Group Public Limited Company	Call	15.00	08/21/20	216	(32)
Xerox Corporation	Call	35.00	07/17/20	840	—
XPO Logistics, Inc.	Call	70.00	08/21/20	143	(159)
XPO Logistics, Inc.	Call	65.00	08/21/20	74	(109)
					(2,961)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	63.00	07/17/20	741	(77)
Bayer Aktiengesellschaft	JPM	Put	EUR	56.00	07/17/20	98	(2)
Siemens Aktiengesellschaft	JPM	Call	EUR	89.00	07/17/20	141	(253)
Siemens Aktiengesellschaft	BOA	Put	EUR	90.00	07/17/20	126	(4)
Siemens Aktiengesellschaft	JPM	Put	EUR	90.00	07/17/20	65	(2)
							(338)

JNL/Westchester Capital Event Driven Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	07/07/20	AUD	3,693	2,549	192
EUR/USD	JPM	07/08/20	EUR	1,912	2,148	71
EUR/USD	GSC	08/20/20	EUR	168	189	—
EUR/USD	JPM	08/20/20	EUR	617	694	(2)
EUR/USD	JPM	03/17/21	EUR	3,882	4,388	151
NZD/USD	JPM	09/03/20	NZD	131	84	—
USD/AUD	JPM	07/07/20	AUD	(3,693)	(2,549)	(122)
USD/CAD	JPM	07/14/20	CAD	(2,238)	(1,649)	(44)
USD/CAD	JPM	07/14/20	CAD	(240)	(178)	1
USD/EUR	JPM	07/08/20	EUR	(1,222)	(1,373)	(31)
USD/EUR	JPM	07/08/20	EUR	(692)	(777)	—
USD/EUR	JPM	07/29/20	EUR	(1,128)	(1,268)	(44)
USD/EUR	JPM	07/29/20	EUR	(127)	(143)	—
USD/EUR	JPM	08/12/20	EUR	(317)	(356)	(10)
USD/EUR	GSC	08/19/20	EUR	(178)	(200)	1
USD/EUR	JPM	08/19/20	EUR	(5,546)	(6,238)	39
USD/EUR	GSC	08/20/20	EUR	(168)	(189)	1
USD/EUR	JPM	08/20/20	EUR	(617)	(694)	4
USD/EUR	GSC	10/08/20	EUR	(307)	(345)	—
USD/EUR	GSC	11/18/20	EUR	(3,230)	(3,641)	2
USD/EUR	JPM	03/17/21	EUR	(3,874)	(4,379)	(59)
USD/EUR	JPM	03/17/21	EUR	(7,303)	(8,257)	44
USD/HKD	GSC	07/22/20	HKD	(1,660)	(214)	—
USD/JPY	JPM	08/13/20	JPY	(277,766)	(2,574)	28
USD/JPY	JPM	09/24/20	JPY	(172,315)	(1,598)	18
USD/NZD	JPM	09/03/20	NZD	(259)	(167)	(3)
					(26,737)	237

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (E)	1M LIBOR +0.00% (Q)	BOA	12/21/20 ††	—	—	138
Faurecia (E)	1M LIBOR +0.45% (Q)	BOA	01/28/21 ††	520	—	(102)
Fiat Chrysler Automobiles N.V. (E)	1M LIBOR +0.45% (Q)	BOA	01/28/21 ††	3,637	—	(888)
Northview Apartment Real Estate Investment Trust (E)	1M LIBOR +0.70% (Q)	BOA	07/12/21 ††	1,681	—	76
OSRAM Licht AG (E)	1M LIBOR +0.35% (Q)	BOA	01/18/21 ††	466	—	6
Renault (E)	3M LIBOR +0.40% (Q)	BOA	05/14/20 ††	1,776	—	(772)
Renault (E)	1M LIBOR 0.35% (Q)	BOA	05/29/20 ††	94	—	8
Caesars Entertainment Corporation (E)	1M LIBOR +0.50% (Q)	GSC	03/03/21 ††	4,745	—	(170)
Carrier Global Corporation (E)	1M LIBOR +0.50% (Q)	GSC	03/26/21 ††	—	—	602
CF Finance Acquisition Corp. (E)	1M LIBOR +1.10% (Q)	GSC	03/03/21 ††	349	—	15
Craft Brew Alliance, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 ††	3,056	—	12
Delphi Technologies PLC (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 ††	4,695	—	239
eBay Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 ††	2,000	—	1,152
El Paso Electric Company (E)	1M LIBOR +0.50% (Q)	GSC	05/26/21 ††	1,674	—	(30)
Forescout Technologies, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	05/26/21 ††	1,825	—	(622)
GrandVision (E)	1M LIBOR +0.50% (Q)	GSC	02/10/21 ††	3,447	—	(210)
Ingenico Group (E)	EONIA +0.50% (Q)	GSC	06/23/21 ††	2,054	—	88
Legg Mason, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/13/21 ††	2,492	—	143
LogMeIn, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 ††	2,061	—	140
NetEnt AB (publ) (E)	1M LIBOR +0.50% (Q)	GSC	08/03/21 ††	4	—	—
OSRAM Licht AG (E)	EONIA +0.50% (Q)	GSC	01/21/21 ††	2,079	—	26
Otis Worldwide Corporation (E)	1M LIBOR +0.50% (Q)	GSC	03/26/21 ††	—	—	1,270
TD Ameritrade Holding Corporation (E)	1M LIBOR +0.50% (Q)	GSC	03/09/21 ††	11,587	—	(2,685)
Tiffany & Co. (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 ††	10,800	—	(836)
Van Kampen Municipal Opportunity Trust (E)	1M LIBOR +0.50% (Q)	GSC	04/14/21 ††	698	—	20
Vodafone Group Public Limited Company (E)	3M LIBOR +0.00% (Q)	GSC	03/24/21 ††	1,732	—	(257)
Wheelock And Company Limited (E)	1M LIBOR +0.50% (Q)	GSC	05/25/21 ††	995	—	160
Willis Towers Watson Public Limited Company (E)	1M LIBOR +0.50% (Q)	GSC	04/14/21 ††	5,514	—	728
Wright Medical Group N.V. (E)	1M LIBOR +0.50% (Q)	GSC	12/30/21 ††	9,152	—	58
Xerox Holdings Corporation (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 ††	1,411	—	(106)
XPO Logistics, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	03/24/21 ††	2,151	—	(475)
Apollo Global Management, LLC (E)	3M LIBOR +0.65% (Q)	JPM	09/14/20 ††	560	—	133

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Axalta Coating Systems Ltd. (E)	3M LIBOR +0.30% (Q)	JPM	09/21/20 ††	699	—	(202)
Blackrock Muniyield Quality Fund III, Inc. (E)	3M LIBOR +1.01% (Q)	JPM	03/29/21 ††	1,291	—	107
Groupe Bruxelles Lambert - Groep Brussel Lambert (E)	3M LIBOR +0.40% (Q)	JPM	06/29/21 ††	633	—	73
IAC/InterActiveCorp (E)	3M LIBOR +0.30% (Q)	JPM	11/25/20 ††	1,034	—	473
Keihin Corporation (E)	3MLIBOR +0.40% (Q)	JPM	04/01/21 ††	841	—	(6)
Liberty Media Corporation (E)	3M LIBOR +0.30% (Q)	JPM	12/28/20 ††	1,198	—	(285)
Line Corporation (E)	3M LIBOR +0.40% (Q)	JPM	11/25/20 ††	1,546	—	87
Madison Square Garden Entertainment Corp. (E)	3M LIBOR +0.00% (Q)	JPM	04/22/21 ††	—	—	1,132
Metlifecare Limited (E)	3M LIBOR +0.70% (Q)	JPM	03/10/21 ††	80	—	(19)
Nissin Kogyo Co.,Ltd. (E)	3M LIBOR +0.74% (Q)	JPM	08/11/20 ††	843	—	(9)
Nuveen Amt-Free Municipal Credit Income Fund (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 ††	718	—	35
Nuveen Cadividend Advantage3 (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 ††	716	—	29
Nuveen Intermediate Duration Municipal Term Fund (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 ††	717	—	33
Nuveen Municipal Credit Income Fund (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 ††	713	—	26
Nuveen New Jersey Investment Quality Municipal Fund, Inc. (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 ††	695	—	(8)
Nuveen New York AMT-Free Quality Municipal Income Fund (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 ††	1,294	—	80
Nuveen Quality Municipal Fund, Inc. (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 ††	2,587	—	220
OSRAM Licht AG (E)	3M LIBOR +0.40% (Q)	JPM	12/31/20 ††	3,674	—	165
Qiagen N.V. (E)	3M LIBOR +0.78% (Q)	JPM	04/01/21 ††	7,708	—	351
Royal Dutch Shell PLC (E)	3M LIBOR +0.74% (Q)	JPM	03/12/21 ††	2,098	—	(483)
SHOWA Corporation (E)	3M LIBOR +1.07% (Q)	JPM	04/01/21 ††	841	—	(12)
Siemens Aktiengesellschaft (E)	3M LIBOR +0.40% (Q)	JPM	05/19/21 ††	1,318	—	341
SLM Corporation (E)	3M LIBOR +1.10% (Q)	JPM	02/12/21 ††	3,158	—	(1,370)
Taubman Centers, Inc. (E)	3M LIBOR +0.77% (Q)	JPM	03/29/21 ††	5,351	—	(1,230)
The Madison Square Garden Company (E)	3M LIBOR +0.30% (Q)	JPM	03/23/21 ††	4,046	—	(1,506)
					—	(4,117)
Total return swap agreements - paying return
EQUITY
Pan American Silver Corp. (E)	1M LIBOR -0.40% (Q)	BOA	03/22/21 ††	(531)	—	(117)
Peugeot SA (E)	1M LIBOR -0.35% (Q)	BOA	01/28/21 ††	(3,356)	—	817
Acacia Communications, Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	07/08/21 ††	(318)	—	4
AON Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21 ††	(6,660)	—	(1,312)
BorgWarner Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/17/21 ††	(3,462)	—	(873)
Eldorado Resorts, Inc. (E)	Federal Fund Effective Rate -3.02% (Q)	GSC	01/22/21 ††	(1,871)	—	466
Evolution Gaming Group AB (publ) (E)	STIBOR -0.35% (Q)	GSC	08/03/21 ††	(4)	—	—
International Flavors & Fragrances Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21 ††	(624)	—	(78)
Match Group, Inc. (E)	Federal Fund Effective Rate +0.00% (Q)	GSC	05/26/21 ††	(1,199)	—	(343)
Morgan Stanley (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/31/21 ††	(428)	—	(4)
The Charles Schwab Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/22/21 ††	(12,153)	—	3,203
The Wharf (Holdings) Limited (E)	Federal Funds Effective Rate -4.50% (Q)	GSC	05/25/21 ††	(251)	—	(31)
Wharf Real Estate Investment Company Limited (E)	Federal Funds Effective Rate -4.25% (Q)	GSC	05/25/21 ††	(560)	—	(101)
Worldline (E)	EONIA -0.35% (Q)	GSC	08/03/21 ††	(1,731)	—	(97)
Daimler AG (E)	3M LIBOR -0.48% (Q)	JPM	08/07/20 ††	(104)	—	8
Nissan Motor Co., Ltd. (E)	3M LIBOR -0.48% (Q)	JPM	08/11/20 ††	(1,437)	—	450
Royal Dutch Shell PLC (E)	3M LIBOR -0.65% (Q)	JPM	03/12/21 ††	(2,455)	—	362
Sirius XM Holdings Inc. (E)	3M LIBOR -0.60% (Q)	JPM	10/16/20 ††	(1,576)	—	110
					—	2,464

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL/Westchester Capital Event Driven Fund — OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity[2]	Counterparty	Rate Received by Fund[2]	Expiration	Notional [1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Short Equity Securities (E)	JPM	1M LIBOR -0.95% (M)	06/29/21	602	(679)	(82)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares	Value ($)
Reference Entity - Short Equity Securities
Consumer Discretionary
Adidas AG	(1)	(141)
Consumer Staples
Ontex Group	(1)	(9)
Pernod Ricard	(1)	(123)
		(132)
Energy
Total SA	(1)	(24)
Financials
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	(20)
Industrials
GEA Group Aktiengesellschaft	(1)	(19)
SGS SA	—	(123)
		(142)
Materials
Imerys	(2)	(58)
LafargeHolcim Ltd	(2)	(80)
Umicore	(2)	(82)
		(220)
Total Reference Entity – Short Equity Securities		(679)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund *
COMMON STOCKS 65.1%
Information Technology 17.1%
Apple Inc.	929	338,758
Cisco Systems, Inc.	2,754	128,468
Global Payments Inc.	396	67,120
Intel Corporation	1,668	99,796
Microsoft Corporation	2,053	417,853
Motorola Solutions Inc.	429	60,088
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	1,662	94,362
Texas Instruments Incorporated	816	103,665
Other Securities		93,799
		1,403,909
Health Care 10.4%
Abbott Laboratories	924	84,519
Anthem, Inc.	218	57,391
AstraZeneca PLC - ADR	1,675	88,597
Becton, Dickinson and Company	423	101,122
Bristol-Myers Squibb Company	873	51,318
HCA Healthcare, Inc.	471	45,742
Novartis AG - ADR	865	75,567
Pfizer Inc.	4,284	140,087
UnitedHealth Group Incorporated	415	122,299
Other Securities		83,605
		850,247
Financials 8.1%
Bank of America Corporation	5,599	132,984
BlackRock, Inc.	183	99,313
JPMorgan Chase & Co.	1,372	129,028
Progressive Corp.	1,108	88,738
The Blackstone Group Inc.	963	54,584
The Charles Schwab Corporation	2,330	78,626
Other Securities		80,610
		663,883
Communication Services 7.2%
Alphabet Inc. - Class A (b)	208	294,433
Comcast Corporation - Class A	2,554	99,557
Facebook, Inc. - Class A (b)	575	130,550
Verizon Communications Inc.	1,255	69,182
		593,722
Consumer Discretionary 5.6%
Alibaba Group Holding Limited - ADS (b)	314	67,706
McDonald's Corporation	868	160,160
The Home Depot, Inc.	487	121,911
TJX Cos. Inc.	2,120	107,173
		456,950
Consumer Staples 5.2%
Nestle SA	1,213	134,482
Procter & Gamble Co.	603	72,041
Sysco Corp.	1,368	74,794
The Coca-Cola Company	2,260	100,998
Other Securities		42,434
		424,749
Industrials 4.5%
Deere & Company	363	57,008
Lockheed Martin Corporation	176	64,330
Northrop Grumman Systems Corp.	165	50,732
Raytheon BBN Technologies Corp.	951	58,630
Trane Technologies Public Limited Company	501	44,591
Union Pacific Corporation	389	65,689
Other Securities		30,328
		371,308
Utilities 2.7%
Dominion Energy, Inc.	1,052	85,388
Exelon Corporation	2,016	73,144
Sempra Energy	514	60,279
		218,811
Energy 2.0%
BP P.L.C.	18,378	70,516
Total SA (a)	1,657	64,046
	Shares/Par[1]	Value ($)
Total SA - ADR (a)	844	32,451
		167,013
Real Estate 1.7%
American Tower Corporation	373	96,317
Other Securities		39,232
		135,549
Materials 0.6%
FMC Corporation	522	52,032
Total Common Stocks (cost $4,380,849)		5,338,173
GOVERNMENT AND AGENCY OBLIGATIONS 16.0%
Mortgage-Backed Securities 5.6%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26	160	169
2.50% - 3.00%, 12/01/31 - 12/01/46	8,750	9,295
3.00%, 09/01/46	22,172	23,404
3.00% - 7.00%, 11/01/30 - 12/01/47	10,885	11,532
3.00%, 11/01/46	18,268	19,575
3.00%, 12/01/46	24,556	25,905
3.00%, 12/01/46	23,517	24,809
3.00%, 01/01/47	16,622	17,535
3.00%, 02/01/47	11,331	11,954
Federal National Mortgage Association, Inc.
2.49% - 2.89%, 12/01/26 - 06/01/30	12,124	13,318
2.47% - 7.50%, 09/01/23 - 09/01/29	22,516	24,419
TBA, 2.00%, 07/15/31 (c)	20,000	20,681
TBA, 2.00%, 08/15/31 (c)	20,000	20,642
2.00% - 2.50%, 03/01/31 - 01/01/32	5,105	5,341
TBA, 2.50%, 07/15/33 (c)	11,000	11,513
TBA, 3.00%, 07/15/33 (c)	4,394	4,617
4.00% - 7.00%, 03/01/33 - 11/01/48	18,467	20,065
3.00%, 02/01/45	11,898	12,775
3.00%, 10/01/46	13,140	14,076
TBA, 2.50%, 07/15/48 (c)	56,550	58,931
TBA, 2.50%, 08/15/48 (c)	56,400	58,663
Government National Mortgage Association
6.00% - 6.50%, 02/15/24 - 04/15/26	7	7
4.00% - 7.00%, 11/15/32 - 12/20/44	6,336	7,287
TBA, 4.00%, 07/15/48 (c)	35,590	37,725
TBA, 4.50%, 07/15/48 (c)	8,325	8,890
		463,128
U.S. Treasury Note 3.4%
Treasury, United States Department of
1.50%, 08/31/21	10,400	10,561
0.13%, 05/31/22	5,145	5,142
0.13%, 06/30/22	10,870	10,863
0.13%, 05/15/23	14,550	14,527
2.25%, 04/30/24	9,665	10,413
1.75%, 06/30/24	40,930	43,411
1.50%, 10/31/24	32,000	33,720
0.25%, 05/31/25 (a)	54,080	54,012
1.63% - 3.00%, 09/30/25 - 08/15/29	19,935	22,461
1.63%, 10/31/26	14,295	15,354
2.88%, 08/15/28	17,020	20,147
1.75%, 11/15/29	8,260	9,117
1.50%, 02/15/30 (a)	15,465	16,712
0.63%, 05/15/30	10,050	10,019
		276,459
U.S. Treasury Bond 3.2%
Treasury, United States Department of
2.88%, 05/15/43	17,724	23,146
3.38%, 05/15/44	15,335	21,680
3.13%, 08/15/44	8,230	11,219
2.50%, 02/15/45	18,570	22,890
2.88%, 08/15/45	10,885	14,336
2.50%, 05/15/46	34,630	42,936
3.00%, 05/15/47	5,470	7,451
2.75%, 08/15/47	15,195	19,839
2.75%, 11/15/47 (d)	45,559	59,561
3.00%, 08/15/48	10,860	14,922
2.00%, 02/15/50	14,752	16,880
1.25%, 05/15/50	12,330	11,835
		266,695

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Collateralized Mortgage Obligations 1.9%
Fannie Mae Multifamily REMIC Trust
Series 2019-AC-41, REMIC, 2.50%, 03/25/53	13,959	14,384
Federal Home Loan Mortgage Corporation
Series CA-4758, 3.00%, 07/15/47	13,441	14,452
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	4,104	4,445
Series 2018-MA-4, REMIC, 3.50%, 10/25/26	2,335	2,512
Series GA-4000, REMIC, 2.00%, 07/15/31	1,080	1,098
Series PB-4166, REMIC, 1.75%, 03/15/41	1,299	1,317
Series JM-4165, REMIC, 3.50%, 09/15/41	1,875	1,971
Series AH-4143, REMIC, 1.75%, 09/15/42	8,656	8,894
Series AB-4122, REMIC, 1.50%, 10/15/42	1,072	1,083
Series DJ-4322, REMIC, 3.00%, 05/15/43	2,418	2,507
Series 2019-MA-1, REMIC, 3.50%, 07/25/58	2,240	2,412
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.08%, (1M USD LIBOR + 5.90%), 04/25/23 (e)	1,748	1,817
Series 2018-GD-80, 3.50%, 12/25/47	5,117	5,386
Series 2018-PA-77, 3.50%, 02/25/48	7,989	8,439
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	3,014	3,041
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	3,702	3,901
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	9,473	9,924
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	25,300	26,465
Series 2018-PA-55, REMIC, 3.50%, 01/25/47	3,799	3,961
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	2,665	2,824
Series 2019-CA-7, REMIC, 3.50%, 11/25/57	14,648	15,662
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,701	1,820
Series 2019-JA-28, REMIC, 3.50%, 06/25/59	17,522	19,077
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	4	5
		157,397
Municipal 1.0%
Municipal Electric Authority of Georgia
6.64%, 04/01/57	7,045	10,245
6.66%, 04/01/57	1,024	1,501
Other Securities		68,682
		80,428
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K731, REMIC, 3.60%, 02/25/25	4,930	5,441
Series A2-K733, REMIC, 3.75%, 08/25/25	5,245	5,914
Series A2-KJ25, REMIC, 2.61%, 01/25/26	10,700	11,589
Series A2-K736, REMIC, 2.28%, 07/25/26	2,335	2,526
Series A1-K097, REMIC, 2.16%, 05/25/29	3,808	4,065
Federal National Mortgage Association, Inc.
Series 2015-A2-M12, REMIC, 2.89%, 05/25/25 (e)	8,250	8,807
Series 2017-FA-M5, REMIC, 1.25%, (1M USD LIBOR + 0.49%), 04/25/24 (e)	259	256
Series 2017-FA-M13, REMIC, 1.16%, (1M USD LIBOR + 0.40%), 10/25/24 (e)	1,179	1,158
		39,756
Sovereign 0.4%
Ministry of Diwan Amiri Affairs
2.38%, 06/02/21 (f)	15,435	15,629
3.88%, 04/23/23 (f)	4,700	5,041
3.38% - 3.75%, 03/14/24 - 04/16/30 (f)	6,215	7,075
Other Securities		3,221
		30,966
Total Government And Agency Obligations (cost $1,204,228)		1,314,829
CORPORATE BONDS AND NOTES 13.5%
Financials 4.7%
Bank of America Corporation
2.63%, 10/19/20	2,000	2,011
3.00% - 4.20%, 12/20/23 - 02/07/30	18,125	20,232
3.19% - 5.88%, 07/23/30 - 01/21/44	3,010	3,569
JPMorgan Chase & Co.
3.25% - 3.38%, 09/23/22 - 05/01/23	2,060	2,188
4.45%, 12/05/29	8,085	9,698
5.40% - 6.40%, 05/15/38 - 01/06/42	965	1,416
The Charles Schwab Corporation
4.63%, 03/22/30	5,660	7,054
	Shares/Par[1]	Value ($)
Other Securities		337,033
		383,201
Utilities 1.8%
Commonwealth Edison Company
3.65%, 06/15/46	465	544
Dominion Energy, Inc.
2.58%, 07/01/20 (a) (g)	2,875	2,875
2.72% - 4.10%, 04/01/21 - 08/15/21 (g)	4,465	4,570
Infraestructura Energetica Nova, S.A.B. de C.V.
4.88%, 01/14/48 (f)	3,290	3,121
Sempra Energy
3.25% - 3.40%, 06/15/27 - 02/01/28	5,180	5,759
Other Securities		128,395
		145,264
Health Care 1.7%
Alcon Finance Corporation
2.60% - 3.00%, 09/23/29 - 05/27/30 (f)	10,035	10,629
Anthem, Inc.
3.30%, 01/15/23	3,675	3,915
4.10%, 03/01/28	1,370	1,602
4.65%, 08/15/44	2,200	2,790
Bristol-Myers Squibb Company
3.55%, 08/15/22 (f)	1,265	1,344
HCA Inc.
5.25%, 06/15/49	1,675	2,006
Pfizer Inc.
1.70%, 05/28/30	1,940	1,976
UnitedHealth Group Incorporated
3.88%, 10/15/20	600	602
2.00% - 3.75%, 07/15/25 - 05/15/30	4,350	4,719
Other Securities		109,721
		139,304
Communication Services 1.4%
Comcast Corporation
3.95%, 10/15/25	4,345	4,974
3.97% - 6.50%, 06/15/35 - 11/01/49	5,402	6,865
Verizon Communications Inc.
4.52% - 4.86%, 03/15/39 - 09/15/48	7,456	9,875
Other Securities		93,542
		115,256
Energy 1.1%
BP Capital Markets America Inc.
3.25%, 05/06/22	1,000	1,049
BP Capital Markets P.L.C.
4.88%, (callable at 100 beginning 03/22/30) (h)	11,260	11,649
2.50%, 11/06/22	600	624
Other Securities		78,050
		91,372
Industrials 0.9%
Lockheed Martin Corporation
4.07% - 4.85%, 09/15/41 - 12/15/42	2,955	3,784
Union Pacific Corporation
3.25% - 3.75%, 02/05/50 - 02/05/70	3,375	3,720
Other Securities		65,464
		72,968
Consumer Staples 0.8%
Sysco Corporation
6.60%, 04/01/50 (i)	3,990	5,512
Other Securities		56,820
		62,332
Information Technology 0.5%
Apple Inc.
3.00%, 02/09/24	1,765	1,907
3.25%, 02/23/26	1,106	1,239
Microsoft Corporation
2.40% - 2.88%, 02/06/24 - 08/08/26	4,760	5,152
3.70%, 08/08/46	1,500	1,878
Other Securities		33,557
		43,733
Real Estate 0.3%
American Tower Corporation
3.45%, 09/15/21	4,000	4,139

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
5.00%, 02/15/24 (a)	410	467
Other Securities		21,917
		26,523
Consumer Discretionary 0.3%
McDonald's Corporation
3.63%, 09/01/49	1,475	1,635
The TJX Companies, Inc.
3.88%, 04/15/30	3,605	4,238
Other Securities		18,410
		24,283
Materials 0.0%
Other Securities		4,540
Total Corporate Bonds And Notes (cost $1,038,890)		1,108,776
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.4%
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,264
Federal Home Loan Mortgage Corporation
Series 2015-B-K46, REMIC, 3.82%, 03/25/25 (e)	720	765
Series 2019-B-K99, REMIC, 3.77%, 09/25/29 (e)	3,625	3,969
Other Securities		269,357
Total Non-U.S. Government Agency Asset-Backed Securities (cost $274,752)		275,355
SHORT TERM INVESTMENTS 6.2%
Investment Companies 4.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (j) (k)	396,895	396,895
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (j) (k)	107,437	107,437
Total Short Term Investments (cost $504,332)		504,332
Total Investments 104.2% (cost $7,403,051)		8,541,465
Total Forward Sales Commitments 0.0% (proceeds $1,187)		(1,182)
Other Derivative Instruments 0.0%		33
Other Assets and Liabilities, Net (4.2)%		(340,941)
Total Net Assets 100.0%		8,199,375

(a) All or a portion of the security was on loan as of June 30, 2020.

(b) Non-income producing security.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $221,337.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $427,303 and 5.2% of the Fund.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 07/15/48 (a)	(1,100)	(1,182)
Total Government And Agency Obligations (proceeds $1,187)		(1,182)
Total Forward Sales Commitments (0.0%) (proceeds $1,187)		(1,182)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2020, the total proceeds for investments sold on a delayed delivery basis was $1,187.

JNL/WMC Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Discover Bank, 4.20%, 08/08/23	11/30/16	3,622	3,869	—

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(214)	September 2020	(29,680)	33	(103)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 82.6%
U.S. Treasury Bill 36.4%
Treasury, United States Department of
0.10%, 07/14/20 (a)	52,375	52,373
0.09%, 07/23/20 (a)	69,000	68,994
1.56%, 07/30/20 (a)	11,975	11,974
1.55%, 08/06/20 (a)	23,100	23,097
0.12%, 08/11/20 (a)	17,700	17,698
0.14%, 08/18/20 (a)	11,550	11,548
1.54%, 08/20/20 (a)	8,805	8,804
0.13%, 08/25/20 (a)	15,000	14,997
0.11%, 08/27/20 (a)	11,800	11,798
0.15%, 09/03/20 (a)	29,850	29,843
0.15%, 09/08/20 (a)	64,375	64,357
0.41%, 09/10/20 (a)	34,350	34,340
0.31%, 09/17/20 (a)	35,025	35,014
0.08%, 09/24/20 (a)	28,075	28,064
0.14%, 09/29/20 (a)	18,450	18,444
0.17%, 10/01/20 (a)	44,100	44,081
0.14%, 10/06/20 (a)	23,372	23,363
0.16%, 10/08/20 (a)	40,000	39,980
0.16%, 10/20/20 (a)	12,000	11,994
0.15%, 10/22/20 (a)	37,500	37,483
0.15%, 10/27/20 (a)	12,000	11,994
0.15%, 10/29/20 (a)	9,181	9,177
0.17%, 11/03/20 (a)	20,784	20,771
0.13%, 11/05/20 (a)	10,255	10,250
0.18%, 11/10/20 (a)	34,000	33,978
0.16%, 11/12/20 (a)	22,950	22,937
0.15%, 11/19/20 (a)	35,000	34,979
0.17%, 12/03/20 (a)	22,250	22,234
0.19%, 12/10/20 (a)	22,000	21,982
0.17%, 01/28/21 (a)	11,800	11,789
		788,337
U.S. Government Agency Obligations 21.7%
Council of Federal Home Loan Banks
0.10%, (SOFR + 0.02%), 08/19/20 (b) (c)	28,350	28,350
0.12%, (SOFR + 0.04%), 08/25/20 (b) (c)	4,420	4,420
0.15%, (SOFR + 0.07%), 10/02/20 (b) (c)	32,000	32,000
0.18%, (SOFR + 0.10%), 10/06/20 (b) (c)	39,135	39,135
0.11%, (SOFR + 0.03%), 07/17/20 - 11/06/20 (b) (c)	28,560	28,560
0.13%, (SOFR + 0.05%), 01/22/21 - 01/28/21 (b) (c)	16,895	16,895
0.16%, (SOFR + 0.08%), 07/23/21 (b) (c)	3,900	3,900
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.25%, (1M USD LIBOR + 0.07%), 12/28/20 (b) (c)	2,000	2,001
0.45%, 04/08/21 (c)	10,500	10,500
0.32%, (SOFR + 0.24%), 07/07/21 (b) (c)	58,500	58,500
Federal Farm Credit Banks Funding Corporation
0.20%, (1M USD LIBOR + 0.01%), 12/11/20 (b) (c)	2,149	2,149
0.31%, (3M US Treasury Bill + 0.16%), 01/19/21 (b) (c)	7,750	7,750
0.25%, (1M USD LIBOR + 0.08%), 02/01/21 (b) (c)	13,300	13,300
0.22%, (1M USD LIBOR + 0.05%), 03/01/21 (b) (c)	10,150	10,150
0.18%, (SOFR + 0.10%), 05/07/21 (b) (c)	1,325	1,325
0.42%, (3M US Treasury Bill + 0.27%), 05/16/22 (b) (c)	6,150	6,146
Federal Home Loan Banks Office of Finance
0.13%, (1M USD LIBOR + -0.06%), 08/13/20 (b) (c)	33,500	33,500
0.44%, (3M USD LIBOR + -0.12%), 11/03/20 (b) (c)	12,750	12,751
0.19%, (3M USD LIBOR + -0.20%), 11/16/20 (b) (c)	20,000	20,000
0.15%, (1M USD LIBOR + -0.04%), 12/17/20 (b) (c)	54,000	54,000
0.17%, (3M USD LIBOR + -0.14%), 12/18/20 (b) (c)	13,300	13,301
1.24%, (3M USD LIBOR + -0.14%), 01/04/21 (b) (c)	9,900	9,901
1.18%, (3M USD LIBOR + -0.17%), 01/08/21 (b) (c)	19,100	19,100
0.93%, (3M USD LIBOR + -0.17%), 01/22/21 (b) (c)	12,400	12,400
0.22%, (3M USD LIBOR + -0.10%), 09/13/21 (b) (c)	2,675	2,673
Federal National Mortgage Association, Inc.
0.16%, (SOFR + 0.08%), 10/30/20 (b) (c)	10,920	10,920
2.88%, 10/30/20 (c)	16,725	16,793
		470,420
Discount Notes 20.4%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.11%, 07/28/20 (a) (c)	15,500	15,499
1.82%, 07/31/20 (a) (c)	1,120	1,118
1.82%, 08/11/20 (a) (c)	1,872	1,868
Federal Home Loan Banks Office of Finance
0.13%, 07/06/20 (a) (c)	56,000	55,999
0.26%, 07/15/20 (a) (c)	51,770	51,765
0.16%, 07/17/20 (a) (c)	25,000	24,998
0.12%, 07/22/20 (a) (c)	40,400	40,394
0.06%, 09/25/20 (a) (c)	63,900	63,891
0.40%, 03/09/21 (a) (c)	39,482	39,372
Federal Home Loan Mortgage Corporation
0.13%, 09/11/20 (a) (c)	20,000	19,995
0.14%, 09/21/20 (a) (c)	20,000	19,994
0.14%, 10/02/20 (a) (c)	86,000	85,969
0.14%, 10/19/20 (a) (c)	20,000	19,991
		440,853
U.S. Treasury Note 4.1%
Treasury, United States Department of
0.27%, (3M US Treasury Bill + 0.12%), 01/31/21 (b)	66,000	65,990
0.29%, (3M US Treasury Bill + 0.14%), 04/30/21 (b)	12,500	12,500
0.45%, (3M US Treasury Bill + 0.30%), 10/31/21 (b)	11,355	11,381
		89,871
Total Government And Agency Obligations (cost $1,789,481)		1,789,481
REPURCHASE AGREEMENTS 10.5%
Repurchase Agreements (d)		228,100
Total Repurchase Agreements (cost $228,100)		228,100
Total Investments 93.1% (cost $2,017,581)		2,017,581
Other Assets and Liabilities, Net 6.9%		148,436
Total Net Assets 100.0%		2,166,017

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at June 30, 2020, see Repurchase Agreements in the Schedules of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNP	Federal Home Loan Mortgage Corporation, 3.50-4.00%, due 01/01/44-12/01/49	11,733	12,780
	Government National Mortgage Association, 3.00-5.50%, due 07/15/35-04/20/50	7,277	7,713
	Treasury, United States Department of, 0.63%, due 05/15/30	9	9
		19,019	20,502	0.09	06/30/20	07/01/20	20,100	20,100	20,100
BOA	Government National Mortgage Association, 3.00-5.00%, due 02/15/44-06/20/50	56,999	61,404	0.09	06/30/20	07/01/20	60,200	60,200	60,200
DUB	Federal National Mortgage Association, Inc., 2.13%, due 04/24/26	42,029	46,003	0.09	06/30/20	07/01/20	45,100	45,100	45,100
GSC	Federal National Mortgage Association, Inc., 3.00-6.00%, due 07/01/22-09/01/46	11,500	12,342
	Federal Home Loan Mortgage Corporation, 3.00-5.00%, due 01/01/24-06/01/47	8,152	8,773
		19,652	21,115	0.07	06/30/20	07/01/20	12,100	12,100	12,100
JPM	Treasury, United States Department of, 1.38-2.50%, due 03/31/23-08/15/24	37,487	40,902	0.07	06/30/20	07/01/20	40,100	40,100	40,100
RBC	Federal Home Loan Mortgage Corporation, 4.00-4.50%, due 04/01/42-01/01/49	38,165	41,981
	Federal National Mortgage Association, Inc., 3.50-5.50%, due 05/01/29-06/01/50	8,654	9,529
		46,819	51,510	0.08	06/30/20	07/01/20	50,500	50,500	50,500
									228,100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 99.0%
Financials 19.7%
Assurant, Inc.	152	15,691
Bank of America Corporation	1,422	33,765
BlackRock, Inc.	40	22,064
Chubb Limited	198	25,108
Intact Financial Corporation	71	6,742
JPMorgan Chase & Co.	437	41,075
M&T Bank Corporation	126	13,146
MetLife, Inc.	505	18,433
Progressive Corp.	289	23,133
The Blackstone Group Inc.	306	17,355
The PNC Financial Services Group, Inc.	180	18,960
Truist Financial Corporation	515	19,342
		254,814
Health Care 18.5%
Anthem, Inc.	99	26,070
AstraZeneca PLC - ADR	397	21,025
Becton, Dickinson and Company	73	17,371
Biogen Inc. (a)	32	8,587
Centene Corporation (a)	256	16,275
Eli Lilly & Co.	81	13,243
Medtronic Public Limited Company	302	27,675
Merck & Co., Inc.	201	15,571
Pfizer Inc.	1,128	36,879
Roche Holding AG	54	18,732
UnitedHealth Group Incorporated	74	21,853
Zimmer Biomet Holdings, Inc.	125	14,900
		238,181
Information Technology 14.0%
Amdocs Limited	305	18,575
Analog Devices, Inc.	142	17,365
Cisco Systems, Inc.	811	37,830
Corning Incorporated	873	22,610
Intel Corporation	675	40,405
KLA-Tencor Corp.	66	12,805
Micron Technology, Inc. (a)	381	19,638
VMware, Inc. - Class A (a)	76	11,707
		180,935
Industrials 12.4%
Deere & Company	121	18,969
Fortune Brands Home & Security, Inc.	222	14,196
General Dynamics Corporation	122	18,184
Knight-Swift Transportation Holdings Inc. - Class A (b)	324	13,499
L3Harris Technologies, Inc.	92	15,668
Lockheed Martin Corporation	32	11,571
Nvent Electric Public Limited Company	807	15,114
Raytheon BBN Technologies Corp.	341	21,011
Trane Technologies Public Limited Company	155	13,815
Union Pacific Corporation	107	18,042
		160,069
Consumer Discretionary 9.3%
Gentex Corp.	574	14,791
Lennar Corporation - Class A	312	19,258
McDonald's Corporation	144	26,511
The Home Depot, Inc.	107	26,794
TJX Cos. Inc.	303	15,335
VF Corp.	278	16,956
		119,645
Utilities 7.1%
Dominion Energy, Inc.	276	22,393
Entergy Corporation	177	16,614
Exelon Corporation	509	18,456
FirstEnergy Corp.	419	16,262
Sempra Energy	155	18,121
		91,846
Real Estate 4.5%
Crown Castle International Corp.	80	13,369
Gaming and Leisure Properties, Inc.	581	20,110
Highwoods Properties Inc.	347	12,947
Host Hotels & Resorts, Inc.	1,090	11,763
		58,189
Materials 4.4%
Celanese Corp. - Class A	245	21,178
FMC Corporation	192	19,107
Sealed Air Corporation	501	16,475
		56,760
Consumer Staples 3.9%
Keurig Dr Pepper Inc.	556	15,778
Mondelez International, Inc. - Class A	391	20,003
Sysco Corp.	262	14,319
		50,100
Communication Services 3.6%
Booking Holdings Inc. (a)	8	12,968
Comcast Corporation - Class A	870	33,928
		46,896
Energy 1.6%
Concho Resources Inc.	160	8,226
Pioneer Natural Resources Co.	125	12,188
		20,414
Total Common Stocks (cost $1,192,568)		1,277,849
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	16,183	16,183
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	13,755	13,755
Total Short Term Investments (cost $29,938)		29,938
Total Investments 101.3% (cost $1,222,506)		1,307,787
Other Derivative Instruments (0.0)%		(13)
Other Assets and Liabilities, Net (1.3)%		(16,410)
Total Net Assets 100.0%		1,291,364

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/WMC Value Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CAD	CIT	07/02/20	CAD	(2,945)	(2,169)	(14)
USD/CAD	CIT	07/06/20	CAD	(2,835)	(2,089)	1
					(4,258)	(13)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended June 30, 2020. The following table details the investments held during the period ended June 30, 2020.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Alternative Fund	282,107	955,927	1,037,925	755	200,109	19.5
JNL Multi-Manager Emerging Markets Equity Fund	26,741	282,605	291,427	9	17,919	1.2
JNL Multi-Manager International Small Cap Fund	3,584	54,773	57,641	20	716	0.3
JNL Multi-Manager Mid Cap Fund	19,255	420,100	400,987	69	38,368	3.4
JNL Multi-Manager Small Cap Growth Fund	70,379	474,711	486,339	261	58,751	2.4
JNL Multi-Manager Small Cap Value Fund	44,017	221,282	233,342	170	31,957	3.5
JNL S&P 500 Index Fund	1,943	22,998	23,681	5	1,260	1.2
JNL/AQR Large Cap Defensive Style Fund	1,406	28,062	28,279	5	1,189	2.6
JNL/AQR Large Cap Relaxed Constraint Equity Fund	2,638	28,315	27,459	12	3,494	1.3
JNL/AQR Managed Futures Strategy Fund	16,000	28,000	33,000	5	11,000	13.5
JNL/BlackRock Advantage International Fund	372	4,957	5,029	1	300	1.1
JNL/BlackRock Global Natural Resources Fund	11,826	108,224	97,921	32	22,129	3.8
JNL/BlackRock Large Cap Select Growth Fund	6,668	526,474	523,283	37	9,859	0.2
JNL/Boston Partners Global Long Short Equity Fund	17,930	146,249	162,406	69	1,773	4.5
JNL/Causeway International Value Select Fund	18,529	148,760	155,141	44	12,148	1.1
JNL/ClearBridge Large Cap Growth Fund	18,175	156,977	161,550	77	13,602	1.1
JNL/DFA International Core Equity Fund	343	12,883	12,869	2	357	0.4
JNL/DFA U.S. Core Equity Fund	1,908	79,514	80,110	7	1,312	0.1
JNL/DoubleLine Core Fixed Income Fund	146,203	601,205	732,920	234	14,488	0.4
JNL/DoubleLine Emerging Markets Fixed Income Fund	13,562	212,319	193,930	43	31,951	4.6
JNL/DoubleLine Shiller Enhanced CAPE Fund	129,786	765,200	841,950	508	53,036	2.9
JNL/Fidelity Institutional Asset Management Total Bond Fund	31,243	339,414	289,651	116	81,006	6.9
JNL/First State Global Infrastructure Fund	8,192	268,485	250,239	26	26,438	2.8
JNL/Franklin Templeton Global Multisector Bond Fund	76,003	589,154	590,400	232	74,757	12.1
JNL/Franklin Templeton Growth Allocation Fund	41,849	206,508	197,590	150	50,767	4.7
JNL/Franklin Templeton Income Fund	90,718	248,143	262,696	283	76,165	4.9
JNL/Franklin Templeton International Small Cap Fund	13,777	58,915	63,307	42	9,385	2.2
JNL/Goldman Sachs Competitive Advantage Fund	1,090	135,777	136,243	20	624	—
JNL/Goldman Sachs Dividend Income & Growth Fund	3,955	207,862	204,484	53	7,333	0.2
JNL/Goldman Sachs International 5 Fund	699	9,508	9,970	1	237	0.4
JNL/Goldman Sachs Intrinsic Value Fund	22,498	105,354	127,461	48	391	—
JNL/Goldman Sachs Total Yield Fund	18,229	82,680	98,088	27	2,821	0.2
JNL/GQG Emerging Markets Equity Fund	16,935	225,405	237,559	48	4,781	0.8
JNL/Harris Oakmark Global Equity Fund	13,185	79,912	82,434	40	10,663	1.6
JNL/Heitman U.S. Focused Real Estate Fund	821	48,485	48,949	5	357	0.2
JNL/Invesco Diversified Dividend Fund	91,613	185,465	206,126	328	70,952	7.1
JNL/Invesco Global Growth Fund	27,797	201,700	213,779	48	15,718	0.7
JNL/Invesco Global Real Estate Fund	9,932	97,166	99,883	34	7,215	0.8
JNL/Invesco International Growth Fund	25,782	156,525	154,132	110	28,175	2.9
JNL/Invesco Small Cap Growth Fund	32,071	250,022	256,998	94	25,095	1.4
JNL/JPMorgan Global Allocation Fund	3,745	1,725,238	1,665,967	24	63,016	4.8
JNL/JPMorgan Growth & Income Fund	40,589	363,274	334,189	92	69,674	7.9
JNL/JPMorgan Hedged Equity Fund	10,713	51,170	50,656	14	11,227	2.6
JNL/JPMorgan MidCap Growth Fund	20,902	365,810	382,947	173	3,765	0.1
JNL/JPMorgan U.S. Government & Quality Bond Fund	52,982	996,375	912,126	290	137,231	6.2
JNL/Loomis Sayles Global Growth Fund	2,507	56,350	57,183	9	1,674	0.2
JNL/Lord Abbett Short Duration Income Fund	—	101,552	101,500	2	52	—
JNL/Mellon Bond Index Fund	69,295	178,990	162,399	212	85,886	6.5
JNL/Mellon Communication Services Sector Fund	757	29,781	29,460	2	1,078	0.6
JNL/Mellon Consumer Discretionary Sector Fund	2,459	90,103	90,089	7	2,473	0.2
JNL/Mellon Consumer Staples Sector Fund	668	85,349	85,275	5	742	0.3
JNL/Mellon Dow Index Fund	6,884	114,863	115,812	22	5,935	0.6
JNL/Mellon Emerging Markets Index Fund	14,660	78,511	90,077	28	3,094	0.3
JNL/Mellon Energy Sector Fund	3,526	111,557	113,139	8	1,944	0.2
JNL/Mellon Financial Sector Fund	3,673	92,823	94,721	10	1,775	0.2
JNL/Mellon Healthcare Sector Fund	3,613	209,230	200,566	19	12,277	0.4
JNL/Mellon Industrials Sector Fund	348	16,116	15,911	1	553	0.8
JNL/Mellon Information Technology Sector Fund	3,197	301,150	291,114	44	13,233	0.3
JNL/Mellon International Index Fund	6,165	86,184	90,095	15	2,254	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Materials Sector Fund	45	8,264	8,309	—	—	—
JNL/Mellon MSCI KLD 400 Social Index Fund	265	19,208	18,984	2	489	0.6
JNL/Mellon MSCI World Index Fund	5,804	20,283	22,882	10	3,205	1.0
JNL/Mellon Nasdaq 100 Index Fund	61,640	457,458	484,683	154	34,415	0.8
JNL/Mellon Real Estate Sector Fund	496	34,996	35,186	4	306	0.3
JNL/Mellon S&P 400 MidCap Index Fund	13,425	232,727	234,595	60	11,557	0.4
JNL/Mellon S&P 500 Index Fund	74,701	602,373	588,809	213	88,265	1.0
JNL/Mellon Small Cap Index Fund	3,239	138,756	135,075	25	6,920	0.3
JNL/Mellon Utilities Sector Fund	710	73,586	72,499	7	1,797	0.6
JNL/MFS Mid Cap Value Fund	14,701	118,475	111,667	38	21,509	1.5
JNL/Morningstar Wide Moat Index Fund	2,380	99,811	97,304	13	4,887	0.6
JNL/Neuberger Berman Strategic Income Fund	1,049	180,059	181,108	40	—	—
JNL/PPM America Floating Rate Income Fund	66,301	201,478	241,636	204	26,143	2.4
JNL/PPM America High Yield Bond Fund	15,100	444,608	412,287	97	47,421	2.6
JNL/PPM America Small Cap Value Fund	1,325	31,916	31,459	4	1,782	0.5
JNL/PPM America Total Return Fund	48,786	493,125	391,267	122	150,644	9.1
JNL/RAFI Fundamental Asia Developed Fund	2,427	19,353	20,285	8	1,495	0.9
JNL/RAFI Fundamental Europe Fund	113	10,580	10,419	1	274	0.1
JNL/RAFI Fundamental U.S. Small Cap Fund	573	36,397	36,163	3	807	0.2
JNL/RAFI Multi-Factor U.S. Equity Fund	3,236	108,790	110,510	11	1,516	0.1
JNL/T. Rowe Price Balanced Fund	4,557	54,875	58,082	16	1,350	0.3
JNL/T. Rowe Price Established Growth Fund	2,152	113,588	113,234	13	2,506	—
JNL/T. Rowe Price Mid-Cap Growth Fund	2,637	123,185	122,207	14	3,615	0.1
JNL/T. Rowe Price Short-Term Bond Fund	5,200	118,357	122,050	10	1,507	0.1
JNL/T. Rowe Price U.S. High Yield Fund	15,592	636,282	651,874	111	—	—
JNL/T. Rowe Price Value Fund	3,065	134,418	132,664	14	4,819	0.1
JNL/Vanguard Growth ETF Allocation Fund	2,394	51,724	53,377	4	741	0.1
JNL/Vanguard Moderate ETF Allocation Fund	2,734	38,476	39,960	3	1,250	0.3
JNL/Vanguard Moderate Growth ETF Allocation Fund	1,537	53,037	53,866	5	708	0.2
JNL/Westchester Capital Event Driven Fund	26,000	275,434	269,185	46	32,249	23.8
JNL/WMC Balanced Fund	218,551	1,050,014	871,670	559	396,895	4.8
JNL/WMC Value Fund	23,707	214,676	222,200	68	16,183	1.3

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund	—	17,847	12,944	1	4,903	0.3
JNL/T. Rowe Price Balanced Fund	47,469	49,903	84,170	155	13,202	3.0
JNL/T. Rowe Price Established Growth Fund	24,298	1,346,328	1,215,994	231	154,632	1.5
JNL/T. Rowe Price Mid-Cap Growth Fund	281,058	345,792	484,604	1,167	142,246	2.5
JNL/T. Rowe Price Short-Term Bond Fund	20,828	340,736	295,366	59	66,198	4.1
JNL/T. Rowe Price U.S. High Yield Fund	—	148,075	121,543	9	26,532	4.9
JNL/T. Rowe Price Value Fund	25,535	340,344	352,992	51	12,887	0.3

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Currency Abbreviations:

ARS - Argentine Peso	DKK - Danish Krone	INR - Indian Rupee	PLN - Polish Zloty
AUD - Australian Dollar	EUR - European Currency Unit (Euro)	JPY - Japanese Yen	RUB - Russian Ruble
BRL - Brazilian Real	GHS - Ghanaian Cedi	KRW - South Korean Won	SAR - Saudi Riyal
CAD - Canadian Dollar	GBP - British Pound	MXN - Mexican Peso	SEK - Swedish Krona
CLP - Chilean Peso	HKD - Hong Kong Dollar	MYR - Malaysian Ringgit	SGD - Singapore Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	NOK - Norwegian Krone	TRY - New Turkish Lira
CNY - Chinese Yuan	IDR - Indonesian Rupiah	NZD - New Zealand Dollar	USD - United States Dollar
CZK - Czech Republic Korunas	ILS - Israeli New Shekel	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
COP - Colombian Peso

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	FTSE - Financial Times ad the London Stock Exchange
ADR - American Depositary Receipt	GDR - Global Depositary Receipt
ADS - American Depositary Share	HIBOR - Hong Kong Interbank Offered Rate
ASX - Australian Securities Exchange	ICE - Intercontinental Exchange
BADLAR - Argentina Deposit Rates	ITRAXX - Group of international credit derivative indices monitored by the
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	International Index Company
BRAZIBOR - Brazil Interbank Offered Rate	KOSPI - Korea Composite Stock Price Index
BUBOR - Budapest Interbank Offered Rate	KLIBOR - Kuala Lumpur Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	LIBOR - London Interbank Offered Rate
CDI - CHESS Depositary Interests	LLC/L.L.C. - Limited Liability Companies
CDX.EM - Credit Default Swap Index - Emerging Markets	MBS - Mortgage-Backed Security
CDX HY - Credit Default Swap Index – High Yield	MEXIBOR - Mexico Interbank Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MICEX - Moscow Interbank Offered Rate
CMBX.NA - Commercial Mortgage-backed Securities Index North America	MPOR - Moscow Prime Offered Rate
CMT - Constant Maturity Treasury	MSCI - Morgan Stanley Capital International
CORRA - Canadian Overnight Repo Rate Average	NASDAQ - National Association of Securities Dealers Automated Quotations
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	NVDR - Non-Voting Depository Receipt
CVA - Credit Valuation Adjustment	OAT - Obligations Assimilables du Tresor
DAX - Deutscher Aktienindex	OMX - Option Market Index
DIP - Debtor-in-possession	PJSC - Private Joint Stock Co.
EAFE - Europe, Asia and Far East	PLC/P.L.C./Plc - Public Limited Company
ETF - Exchange Traded Fund	REMIC - Real Estate Mortgage Investment Conduit
EONIA - Euro Overnight Index Average	RTS - Russian Trading System
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	RBOB - Reformulated Blendstock for Oxygenate Blending
term of 4.5 to 5.5 years	REIT - Real Estate Investment Trust
EURIBOR - Europe Interbank Offered Rate	S&P - Standard & Poor's
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SCB - Standard Chartered Bank
term of 8.5 to 10.5 years	SDR - Sweedish Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SOFR - Secured Overnight Financing Rates
term of 24 to 35 years	SONIA - Sterling Overnight Index Average
Euro OAT - debt instrument issued by the Republic of Italy with a	SPDR - Standard & Poor's Depositary Receipt
term of 8.5 to 10.5 years	STIBOR - Stockholm Interbank Offered Rate
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 1.75 to 2.25 years	TBD - To Be Determined
FDR - Fiduciary Depositary Receipt	US - United States
FKU - First Trust United Kingdom AlphaDEX ® Fund	WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CSI - Credit Suisse Securities, LLC	NSI - Normura Securities International Inc
BCL - Barclays Capital Inc.	DUB - Deutsche Bank AG.	RBC - Royal Bank of Canada
BMO - BMO Capital Markets Corp.	GSC - Goldman Sachs & Co.	SCB - Standard Chartered Bank
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	SGA - SG Americas Securities LLC
BOA - Bancamerica Securities/Bank of America NA	JPM - J.P. Morgan Securities Inc.	SGB - Standard Chartered Bank
CGM - Citigroup Global Markets	MBL - Macquarie Bank Limited	SSB - State Street Brokerage Services, Inc.
CIB - Canadian Imperial Bank of Commerce	MLP - Merrill Lynch Professional Clearing Corp.	TDB - Toronto -Dominion Bank
CIT - Citibank, Inc	MSC - Morgan Stanley & Co. Inc.	UBS - UBS Securities, LLC

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

“-“ Amount rounds to less than one thousand or 0.05%.

2For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (B) - Bi-Monthly; (D) - Daily; (E) - Expiration Date; (M) - Monthly; (N) - Non-Regular; (Q) - Quarterly; (S) - Semi-Annually; (T) - Semi-Monthly; (W) - Weekly.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2020. Certain

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund
Assets
Investments - unaffiliated, at value	$964,364	$1,401,006	$245,454	$1,101,929	$2,353,587	$882,210		$103,492
Investments - affiliated, at value	200,455	23,691	716	46,152	186,295	31,957		1,667
Purchased options, at value	393	—	—	—	—	—		—
Forward foreign currency contracts	2,651	—	—	—	—	—		—
Variation margin on futures/futures options contracts	250	—	—	—	—	—		21
Variation margin on swap agreements	330	—	—	—	—	—		—
OTC swap agreements	7,438	—	—	—	—	—		—
OTC swap premiums paid	2	—	—	—	—	—		—
Cash	27,187	6,100	175	1,001	76	12		24
Cash collateral segregated for short sales	2,300	—	—	—	—	—		—
Foreign currency	3,458	7,077	91	—	874	—		—
Receivable from:
Investment securities sold	9,263	6,923	1,210	9,649	10,785	2,845		30
Fund shares sold	64	744	500	841	2,483	1,125		128
Dividends and interest	3,586	4,230	330	1,107	335	386		80
Adviser	—	—	—	—	—	—		20
Deposits with brokers and counterparties	30,256	—	—	—	—	—		—
Other assets	13	47	3	9	19	8		—
Total assets	1,252,010	1,449,818	248,479	1,160,688	2,554,454	918,543		105,462
Liabilities
Securities sold short, at value	196,834	—	—	—	—	—		—
Written options, at value	1,434	—	—	—	—	—		—
Forward foreign currency contracts	4,083	24	—	—	—	—		—
Variation margin on futures/futures options contracts	426	—	—	—	—	—		—
Variation margin on swap agreements	14	—	—	—	—	—		—
OTC swap agreements	4,591	—	—	—	—	—		—
OTC swap premiums received	2	—	—	—	—	—		—
Deferred foreign capital gains tax liability	—	—	14	—	—	—		—
Payable to affiliates	1	—	—	3	—	—		—
Payable for:
Investment securities purchased	12,221	10,969	—	7,284	6,215	1,271		—
Deposits from counterparties	1,352	—	—	—	—	—		—
Return of securities loaned	346	869	—	7,784	127,544	—		282
Dividends/interest on securities sold short	231	—	—	—	—	—		—
Interest expense and brokerage charges	223	—	—	—	—	—		—
Fund shares redeemed	375	1,871	596	2,337	2,657	737		3
Advisory fees	959	939	154	602	1,101	495		17
Administrative fees	163	180	31	143	196	76		8
12b-1 fees (Class A)	11	41	—	9	99	28		—
Board of trustee fees	39	103	4	28	87	50		1
Other expenses	16	17	34	1	3	1		9
Total liabilities	223,321	15,013	833	18,191	137,902	2,658		320
Net assets	$1,028,689	$1,434,805	$247,646	$1,142,497	$2,416,552	$915,885		$105,142
Net assets consist of:
Paid-in capital(a)	$1,030,590	$1,531,259	$234,887	$1,061,398	$1,959,482	$952,201		$97,846
Total distributable earnings (loss)(a)	(1,901)	(96,454)	12,759	81,099	457,070	(36,316)		7,296
Net assets	$1,028,689	$1,434,805	$247,646	$1,142,497	$2,416,552	$915,885		$105,142
Net assets - Class A	$192,927	$825,798	$3,007	$195,009	$2,053,395	$593,063	$	N/A
Shares outstanding - Class A	18,338	95,132	286	15,025	59,735	51,062		N/A
Net asset value per share - Class A	$10.52	$8.68	$10.50	$12.98	$34.37	$11.61	$	N/A
Net assets - Class I	$835,762	$609,007	$244,639	$947,488	$363,157	$322,822		$105,142
Shares outstanding - Class I	78,902	69,932	23,174	72,608	9,991	27,637		8,079
Net asset value per share - Class I	$10.59	$8.71	$10.56	$13.05	$36.35	$11.68		$13.01
Investments - unaffiliated, at cost	$921,800	$1,239,116	$213,762	$1,021,026	$1,896,534	$918,869		$96,183
Investments - affiliated, at cost	200,455	23,691	716	46,152	186,295	31,957		1,695
Purchased options, at cost	546	—	—	—	—	—		—
Foreign currency cost	3,452	7,290	91	—	873	—		—
Proceeds from securities sold short	165,357	—	—	—	—	—		—
Premiums from written options	1,167	—	—	—	—	—		—
Securities on loan included in
Investments - unaffiliated, at value	332	8,589	17,160	9,818	151,277	21,944		308

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/AQR Large Cap Defensive Style Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund
Assets
Investments - unaffiliated, at value	$43,580	$344,666	$55,173	$26,701	$3,320,583	$562,004	$4,340,304
Investments - affiliated, at value	1,290	3,494	11,000	300	83,975	59,417	10,939
Purchased options, at value	—	—	—	—	38,535	—	—
Forward foreign currency contracts	—	—	1,077	—	4,095	—	—
Variation margin on futures/futures options contracts	13	23	371	—	257	—	—
Variation margin on swap agreements	—	—	—	—	226	—	—
OTC swap agreements	—	—	14	—	3,864	—	—
Cash	107	95	5,508	—	19,689	320	13,040
Cash collateral segregated for short sales	—	452	—	—	—	—	—
Foreign currency	—	—	86	105	2,570	78	—
Receivable from:
Investment securities sold	—	—	11	—	6,594	—	3,658
Fund shares sold	182	14	46	32	1,195	828	5,851
Dividends and interest	57	325	5	79	7,396	1,971	653
Deposits with brokers and counterparties	91	145	11,133	36	28,997	—	—
Other assets	—	2	—	—	90	5	31
Total assets	45,320	349,216	84,424	27,253	3,518,066	624,623	4,374,476
Liabilities
Securities sold short, at value	—	78,677	—	—	2,586	—	—
Written options, at value	—	—	—	—	32,565	—	—
Forward foreign currency contracts	—	—	2,467	—	4,819	—	—
Variation margin on futures/futures options contracts	—	—	431	1	2,036	—	—
Variation margin on swap agreements	—	—	—	—	223	—	—
OTC swap agreements	—	—	62	—	258	—	—
Deferred foreign capital gains tax liability	—	—	—	—	574	—	—
Payable to affiliates	—	—	—	—	391	159	—
Payable for:
Investment securities purchased	—	—	—	—	96,270	—	11,205
Deposits from counterparties	—	—	—	—	7,351	—	—
Return of securities loaned	101	452	—	—	43,915	37,288	1,080
Dividends/interest on securities sold short	—	42	—	—	—	—	—
Interest expense and brokerage charges	—	49	—	—	—	—	—
Fund shares redeemed	114	119	182	1	2,332	771	5,015
Advisory fees	15	155	53	12	1,566	268	1,621
Administrative fees	5	33	10	3	404	73	339
12b-1 fees (Class A)	2	13	4	—	161	28	171
Board of trustee fees	1	15	26	1	142	68	161
Other expenses	—	—	—	—	17	4	4
Total liabilities	238	79,555	3,235	18	195,610	38,659	19,596
Net assets	$45,082	$269,661	$81,189	$27,235	$3,322,456	$585,964	$4,354,880
Net assets consist of:
Paid-in capital(a)	$44,250	$241,609	$81,525	$28,867	$3,031,335	$619,383	$2,732,106
Total distributable earnings (loss)(a)	832	28,052	(336)	(1,632)	291,121	(33,419)	1,622,774
Net assets	$45,082	$269,661	$81,189	$27,235	$3,322,456	$585,964	$4,354,880
Net assets - Class A	$43,913	$268,649	$81,039	$7,978	$3,306,916	$583,505	$3,534,464
Shares outstanding - Class A	4,292	21,501	10,798	859	247,587	85,155	69,339
Net asset value per share - Class A	$10.23	$12.49	$7.50	$9.29	$13.36	$6.85	$50.97
Net assets - Class I	$1,169	$1,012	$150	$19,257	$15,540	$2,459	$820,416
Shares outstanding - Class I	114	79	20	2,068	1,149	354	15,351
Net asset value per share - Class I	$10.26	$12.74	$7.61	$9.31	$13.53	$6.94	$53.44
Investments - unaffiliated, at cost	$42,759	$309,147	$55,154	$26,961	$3,032,621	$595,425	$2,717,530
Investments - affiliated, at cost	1,290	3,494	11,000	300	84,695	59,417	10,939
Purchased options, at cost	—	—	—	—	31,029	—	—
Foreign currency cost	—	—	85	105	2,575	78	—
Proceeds from securities sold short	—	71,204	—	—	1,751	—	—
Premiums from written options	—	—	—	—	30,266	—	—
Securities on loan included in
Investments - unaffiliated, at value	181	449	—	1,000	62,544	41,126	1,067

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/Boston Partners Global Long Short Equity Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets
Investments - unaffiliated, at value	$37,533	$1,067,342	$1,244,558	$80,122	$1,113,956	$3,754,118	$649,813
Investments - affiliated, at value	1,831	18,083	17,703	4,091	7,333	63,449	38,581
OTC swap agreements	45	—	—	—	—	—	—
Cash	470	10	281	4	864	35,330	3,723
Cash collateral segregated for short sales	14,715	—	—	—	—	—	—
Foreign currency	—	—	—	168	—	1,894	—
Receivable from:
Investment securities sold	42	1,874	—	—	3,784	12,107	—
Fund shares sold	262	694	622	213	459	1,399	403
Dividends and interest	516	6,963	346	156	824	19,480	9,130
Adviser	—	—	—	3	3	—	—
Deposits with brokers and counterparties	60	—	—	—	—	—	—
Other assets	1	10	10	—	9	29	6
Total assets	55,475	1,094,976	1,263,520	84,757	1,127,232	3,887,806	701,656
Liabilities
Foreign currency overdraft	92	23	—	—	—	—	—
Securities sold short, at value	14,824	—	—	—	—	—	—
Written options, at value	487	—	—	—	—	—	—
Forward foreign currency contracts	—	8	—	—	—	—	—
OTC swap agreements	35	—	—	—	—	—	—
Payable to affiliates	159	—	—	—	—	—	—
Payable for:
Investment securities purchased	64	1,523	—	67	—	37,418	3,577
Return of securities loaned	58	5,935	4,101	3,734	6,021	48,961	6,630
Dividends/interest on securities sold short	12	—	—	—	—	—	—
Fund shares redeemed	4	898	1,333	58	1,088	1,385	485
Advisory fees	34	480	513	29	367	1,133	347
Administrative fees	5	138	157	10	92	303	84
12b-1 fees (Class A)	2	20	18	1	51	131	7
Board of trustee fees	15	62	22	1	44	251	42
Other expenses	—	1	2	—	1	4	2
Total liabilities	15,791	9,088	6,146	3,900	7,664	89,586	11,174
Net assets	$39,684	$1,085,888	$1,257,374	$80,857	$1,119,568	$3,798,220	$690,482
Net assets consist of:
Paid-in capital(a)	$36,057	$1,323,006	$975,922	$85,202	$860,787	$3,735,767	$699,994
Total distributable earnings (loss)(a)	3,627	(237,118)	281,452	(4,345)	258,781	62,453	(9,512)
Net assets	$39,684	$1,085,888	$1,257,374	$80,857	$1,119,568	$3,798,220	$690,482
Net assets - Class A	$39,120	$402,091	$372,819	$21,400	$1,058,399	$2,655,573	$145,441
Shares outstanding - Class A	4,326	32,058	24,531	2,307	72,151	198,630	12,870
Net asset value per share - Class A	$9.04	$12.54	$15.20	$9.28	$14.67	$13.37	$11.30
Net assets - Class I	$564	$683,797	$884,555	$59,457	$61,169	$1,142,647	$545,041
Shares outstanding - Class I	62	52,967	57,759	6,388	3,909	78,958	48,869
Net asset value per share - Class I	$9.13	$12.91	$15.31	$9.31	$15.65	$14.47	$11.15
Investments - unaffiliated, at cost	$32,128	$1,198,893	$963,106	$85,736	$855,175	$3,691,534	$659,325
Investments - affiliated, at cost	1,831	18,083	17,703	4,091	7,333	63,449	38,581
Foreign currency cost	—	—	—	168	—	1,961	—
Proceeds from securities sold short	13,076	—	—	—	—	—	—
Premiums from written options	447	—	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	57	5,631	6,567	6,179	6,562	47,783	6,496

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund
Assets
Investments - unaffiliated, at value	$1,716,539	$1,136,329	$918,212	$532,830	$981,376	$1,459,687	$421,050
Investments - affiliated, at value	53,036	91,395	26,438	74,757	92,754	86,978	26,471
Purchased options, at value	—	85	—	—	—	—	—
Forward foreign currency contracts	—	—	—	12,986	—	—	—
Variation margin on futures/futures options contracts	—	17	—	—	202	—	—
OTC swap agreements	89,347	—	—	—	—	—	—
Cash	6,520	730	1,516	1,116	513	20,211	58
Foreign currency	—	—	1,736	2,432	2,618	—	126
Receivable from:
Investment securities sold	22,465	18,173	8,623	2,054	40,044	3,301	1,282
Fund shares sold	1,471	3,063	424	701	39	4,792	118
Dividends and interest	6,536	7,288	3,419	5,779	2,942	12,823	1,168
Deposits with brokers and counterparties	2,703	—	—	3,583	2,066	—	—
Other assets	15	8	8	7	9	13	22
Total assets	1,898,632	1,257,088	960,376	636,245	1,122,563	1,587,805	450,295
Liabilities
Written options, at value	—	551	—	—	4	—	—
Forward foreign currency contracts	—	—	—	9,686	1	—	—
Variation margin on futures/futures options contracts	—	17	—	—	13	—	—
Variation margin on swap agreements	—	20	—	—	—	—	—
OTC swap agreements	70,944	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	6	57	—	—
Payable to affiliates	—	—	—	—	17	—	—
Payable for:
Investment securities purchased	8,481	69,524	11,781	—	48,749	12,532	1,284
Deposits from counterparties	2,703	83	—	5,583	—	—	—
Return of securities loaned	—	10,389	—	—	—	10,813	17,086
Fund shares redeemed	4,898	956	368	705	916	1,060	329
Advisory fees	837	361	554	303	485	692	290
Administrative fees	225	94	120	76	132	130	54
12b-1 fees (Class A)	62	45	30	28	52	76	21
Board of trustee fees	43	71	39	69	82	112	25
Other expenses	1	1	1	5	1	1	—
Total liabilities	88,194	82,112	12,893	16,461	50,509	25,416	19,089
Net assets	$1,810,438	$1,174,976	$947,483	$619,784	$1,072,054	$1,562,389	$431,206
Net assets consist of:
Paid-in capital(a)	$1,831,260	$1,134,556	$940,048	$839,371	$1,026,567	$1,554,430	$528,274
Total distributable earnings (loss)(a)	(20,822)	40,420	7,435	(219,587)	45,487	7,959	(97,068)
Net assets	$1,810,438	$1,174,976	$947,483	$619,784	$1,072,054	$1,562,389	$431,206
Net assets - Class A	$1,291,163	$920,655	$619,589	$565,377	$1,070,272	$1,558,965	$428,802
Shares outstanding - Class A	86,570	73,116	43,887	61,636	75,432	136,946	57,346
Net asset value per share - Class A	$14.91	$12.59	$14.12	$9.17	$14.19	$11.38	$7.48
Net assets - Class I	$519,275	$254,321	$327,894	$54,407	$1,782	$3,424	$2,404
Shares outstanding - Class I	34,594	19,797	23,005	5,862	125	313	317
Net asset value per share - Class I	$15.01	$12.85	$14.25	$9.28	$14.30	$10.93	$7.58
Investments - unaffiliated, at cost	$1,755,762	$1,095,903	$911,183	$678,979	$931,285	$1,451,722	$485,250
Investments - affiliated, at cost	53,036	91,395	26,438	74,757	97,327	86,978	26,471
Purchased options, at cost	—	84	—	—	—	—	—
Foreign currency cost	—	—	1,738	2,508	2,622	—	126
Premiums from written options	—	473	—	—	5	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	10,172	33,513	—	11,017	26,053	24,969

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/Goldman Sachs Competitive Advantage Fund	JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Goldman Sachs International 5 Fund	JNL/Goldman Sachs Intrinsic Value Fund	JNL/Goldman Sachs Total Yield Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund
Assets
Investments - unaffiliated, at value	$2,184,354	$4,068,048	$54,603	$1,799,759	$1,555,952	$605,484	$643,513
Investments - affiliated, at value	13,268	33,064	1,469	8,158	67,642	4,781	10,663
Variation margin on futures/futures options contracts	—	3	—	—	87	—	—
Cash	164	573	27	156	95	730	—
Foreign currency	—	—	48	—	—	258	—
Receivable from:
Investment securities sold	5,499	—	19	—	—	4,233	207
Fund shares sold	1,108	1,205	70	456	748	747	154
Dividends and interest	2,003	11,700	240	4,610	3,245	1,639	2,770
Other assets	18	37	—	16	14	5	6
Total assets	2,206,414	4,114,630	56,476	1,813,155	1,627,783	617,877	657,313
Liabilities
Forward foreign currency contracts	—	—	—	—	—	4	31
Variation margin on futures/futures options contracts	—	—	—	2	1	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	70	—
Payable for:
Investment securities purchased	—	—	35	—	—	3,601	585
Return of securities loaned	57,644	115,731	1,232	7,767	64,821	—	—
Fund shares redeemed	5,689	1,931	13	362	1,895	872	435
Advisory fees	465	856	14	401	347	444	376
Administrative fees	178	329	7	152	131	74	83
12b-1 fees (Class A)	43	132	2	27	15	5	17
Board of trustee fees	107	201	3	97	81	12	40
Other expenses	2	4	—	3	2	10	1
Total liabilities	64,128	119,184	1,306	8,811	67,293	5,092	1,568
Net assets	$2,142,286	$3,995,446	$55,170	$1,804,344	$1,560,490	$612,785	$655,745
Net assets consist of:
Paid-in capital(a)	$1,813,896	$4,612,609	$66,841	$2,134,227	$1,884,287	$520,319	$803,657
Total distributable earnings (loss)(a)	328,390	(617,163)	(11,671)	(329,883)	(323,797)	92,466	(147,912)
Net assets	$2,142,286	$3,995,446	$55,170	$1,804,344	$1,560,490	$612,785	$655,745
Net assets - Class A	$891,003	$2,743,759	$53,901	$559,404	$315,579	$101,955	$345,693
Shares outstanding - Class A	51,172	224,230	6,446	49,899	30,005	9,579	37,467
Net asset value per share - Class A	$17.41	$12.24	$8.36	$11.21	$10.52	$10.64	$9.23
Net assets - Class I	$1,251,283	$1,251,687	$1,269	$1,244,940	$1,244,911	$510,830	$310,052
Shares outstanding - Class I	71,342	100,455	151	108,767	117,608	47,608	33,505
Net asset value per share - Class I	$17.54	$12.46	$8.38	$11.45	$10.59	$10.73	$9.25
Investments - unaffiliated, at cost	$1,856,160	$4,690,076	$62,678	$2,129,859	$1,879,956	$512,936	$741,904
Investments - affiliated, at cost	13,268	33,064	1,469	8,158	67,642	4,781	10,663
Foreign currency cost	—	—	48	—	—	258	—
Securities on loan included in
Investments - unaffiliated, at value	61,545	115,737	2,512	13,681	69,788	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund
Assets
Investments - unaffiliated, at value	$167,149	$920,673	$2,270,802	$862,184	$922,722	$1,717,916	$1,239,013
Investments - affiliated, at value	2,464	75,613	29,448	9,289	28,175	42,265	68,172
Purchased options, at value	—	—	—	—	—	—	5,293
Forward foreign currency contracts	—	40	—	—	—	—	840
Variation margin on futures/futures options contracts	—	—	—	—	—	—	2,953
Cash	—	315	—	1,049	2,123	92	11,628
Foreign currency	—	1,181	992	1,928	2,154	—	1,773
Receivable from:
Investment securities sold	5,795	137	6,714	3,085	5,756	15,931	4,254
Fund shares sold	37	147	738	545	496	1,517	266
Dividends and interest	408	2,883	3,104	5,012	3,132	254	5,970
Deposits with brokers and counterparties	—	—	—	—	—	—	3,173
Other assets	2	8	19	10	8	13	12
Total assets	175,855	1,000,997	2,311,817	883,102	964,566	1,777,988	1,343,347
Liabilities
Securities sold short, at value	—	—	—	—	—	—	4,731
Written options, at value	—	—	—	—	—	—	22
Forward foreign currency contracts	—	807	—	—	—	—	1,294
Variation margin on futures/futures options contracts	—	—	—	—	—	—	336
Deferred foreign capital gains tax liability	—	—	9	—	—	—	120
Payable to affiliates	—	75	128	159	—	—	30
Payable for:
Investment securities purchased	5,694	742	196	347	5,223	7,953	11,055
Return of securities loaned	2,107	4,661	13,730	2,074	—	17,170	5,156
Dividends/interest on securities sold short	—	—	—	—	—	—	13
Interest expense and brokerage charges	—	—	—	—	—	—	1
Fund shares redeemed	120	78	2,241	476	1,273	3,191	382
Advisory fees	92	431	959	446	415	928	639
Administrative fees	21	123	288	111	118	142	163
12b-1 fees (Class A)	2	5	80	43	39	83	64
Board of trustee fees	3	17	110	76	65	61	100
Other expenses	—	1	2	12	1	2	72
Total liabilities	8,039	6,940	17,743	3,744	7,134	29,530	24,178
Net assets	$167,816	$994,057	$2,294,074	$879,358	$957,432	$1,748,458	$1,319,169
Net assets consist of:
Paid-in capital(a)	$167,920	$1,064,704	$1,503,301	$919,777	$821,869	$1,311,218	$1,303,684
Total distributable earnings (loss)(a)	(104)	(70,647)	790,773	(40,419)	135,563	437,240	15,485
Net assets	$167,816	$994,057	$2,294,074	$879,358	$957,432	$1,748,458	$1,319,169
Net assets - Class A	$29,178	$101,257	$1,634,914	$876,640	$790,125	$1,738,171	$1,317,286
Shares outstanding - Class A	2,953	10,278	88,270	101,442	61,673	61,639	114,160
Net asset value per share - Class A	$9.88	$9.85	$18.52	$8.64	$12.81	$28.20	$11.54
Net assets - Class I	$138,638	$892,800	$659,160	$2,718	$167,307	$10,287	$1,883
Shares outstanding - Class I	13,953	89,891	34,860	308	12,303	349	162
Net asset value per share - Class I	$9.94	$9.93	$18.91	$8.82	$13.60	$29.50	$11.61
Investments - unaffiliated, at cost	$167,741	$990,565	$1,479,982	$904,135	$810,756	$1,280,838	$1,221,799
Investments - affiliated, at cost	2,464	75,613	29,448	9,289	28,175	42,265	68,172
Purchased options, at cost	—	—	—	—	—	—	10,153
Foreign currency cost	—	1,180	992	1,934	2,156	—	1,774
Proceeds from securities sold short	—	—	—	—	—	—	4,723
Premiums from written options	—	—	—	—	—	—	34
Securities on loan included in
Investments - unaffiliated, at value	2,047	8,100	13,478	12,181	25,734	21,932	5,353

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/JPMorgan Growth & Income Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Bond Index Fund
Assets
Investments - unaffiliated, at value	$869,604	$426,535	$2,638,529	$2,102,305	$708,055	$134,512	$1,304,877
Investments - affiliated, at value	69,674	11,227	28,013	145,374	1,674	52	99,745
Purchased options, at value	—	15,726	—	—	—	—	—
Variation margin on futures/futures options contracts	—	156	—	—	—	3	—
Cash	5,770	447	5,366	51	727	2,332	249
Foreign currency	—	—	—	—	55	—	—
Receivable from:
Investment securities sold	—	89,221	16,612	1	4,080	88	43,195
Fund shares sold	250	904	5,353	7,438	505	310	3,144
Dividends and interest	1,568	504	498	6,929	1,527	648	6,810
Deposits with brokers and counterparties	—	898	—	—	—	47	—
Other assets	6	3	20	13	6	—	10
Total assets	946,872	545,621	2,694,391	2,262,111	716,629	137,992	1,458,030
Liabilities
Foreign currency overdraft	1	—	—	—	—	—	—
Forward sales commitments, at value	—	—	—	—	—	—	3,185
Written options, at value	—	15,299	—	—	—	—	—
Payable for:
Investment securities purchased	67,104	96,806	1,536	29,717	2	3,363	128,305
Return of securities loaned	—	—	24,248	8,143	—	—	13,859
Dividends/interest on securities sold short	—	—	—	—	—	—	8
Fund shares redeemed	276	315	2,676	1,166	820	37	767
Advisory fees	340	175	1,071	481	319	34	167
Administrative fees	68	53	215	177	87	14	106
12b-1 fees (Class A)	30	12	115	78	19	2	53
Board of trustee fees	65	10	85	88	49	—	81
Other expenses	2	—	3	2	2	—	1
Total liabilities	67,886	112,670	29,949	39,852	1,298	3,450	146,532
Net assets	$878,986	$432,951	$2,664,442	$2,222,259	$715,331	$134,542	$1,311,498
Net assets consist of:
Paid-in capital(a)	$838,076	$394,450	$2,108,936	$2,114,324	$588,943	$132,369	$1,222,633
Total distributable earnings (loss)(a)	40,910	38,501	555,506	107,935	126,388	2,173	88,865
Net assets	$878,986	$432,951	$2,664,442	$2,222,259	$715,331	$134,542	$1,311,498
Net assets - Class A	$617,094	$247,609	$2,388,557	$1,608,192	$390,883	$42,922	$1,084,902
Shares outstanding - Class A	63,133	22,549	51,761	111,770	31,457	4,204	84,865
Net asset value per share - Class A	$9.77	$10.98	$46.15	$14.39	$12.43	$10.21	$12.78
Net assets - Class I	$261,892	$185,342	$275,885	$614,067	$324,448	$91,620	$226,596
Shares outstanding - Class I	26,408	16,801	5,779	40,390	25,960	8,970	17,044
Net asset value per share - Class I	$9.92	$11.03	$47.74	$15.20	$12.50	$10.21	$13.29
Investments - unaffiliated, at cost	$828,705	$376,541	$2,083,023	$1,994,371	$591,646	$132,727	$1,216,018
Investments - affiliated, at cost	69,674	11,227	28,013	145,374	1,674	52	99,745
Purchased options, at cost	—	15,730	—	—	—	—	—
Foreign currency cost	—	—	—	—	55	—	—
Proceeds from forward sales commitments	—	—	—	—	—	—	3,191
Premiums from written options	—	15,290	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	617	24,193	7,966	—	—	14,907

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Emerging Markets Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund
Assets
Investments - unaffiliated, at value	$180,855	$1,275,660	$211,534	$1,010,941	$934,335	$809,505	$941,235
Investments - affiliated, at value	2,192	22,230	1,522	5,935	22,773	8,229	20,677
Variation margin on futures/futures options contracts	15	52	14	56	—	18	69
Cash	56	82	190	272	515	143	77
Foreign currency	—	—	—	—	1,024	—	—
Receivable from:
Investment securities sold	1	—	—	—	9,430	—	—
Fund shares sold	389	1,371	360	522	557	592	527
Dividends and interest	80	296	667	342	3,184	287	1,172
Adviser	—	—	—	1	1	—	—
Other assets	2	10	2	8	11	8	9
Total assets	183,590	1,299,701	214,289	1,018,077	971,830	818,782	963,766
Liabilities
Variation margin on futures/futures options contracts	—	—	—	—	49	—	1
Payable for:
Investment securities purchased	250	—	434	—	7	—	—
Return of securities loaned	1,114	19,757	780	—	19,679	6,285	9,602
Fund shares redeemed	148	1,992	416	563	1,366	1,376	1,302
Advisory fees	30	185	36	153	207	133	148
Administrative fees	22	154	27	127	117	108	122
12b-1 fees (Class A)	9	61	10	49	46	39	46
Board of trustee fees	7	40	3	49	54	67	42
Other expenses	7	51	7	76	108	41	49
Total liabilities	1,587	22,240	1,713	1,017	21,633	8,049	11,312
Net assets	$182,003	$1,277,461	$212,576	$1,017,060	$950,197	$810,733	$952,454
Net assets consist of:
Paid-in capital(a)	$162,694	$895,403	$210,167	$781,958	$940,192	$1,327,365	$970,724
Total distributable earnings (loss)(a)	19,309	382,058	2,409	235,102	10,005	(516,632)	(18,270)
Net assets	$182,003	$1,277,461	$212,576	$1,017,060	$950,197	$810,733	$952,454
Net assets - Class A	$179,809	$1,270,540	$210,559	$1,004,209	$940,953	$807,296	$945,962
Shares outstanding - Class A	12,525	46,232	18,437	33,296	92,321	58,268	82,747
Net asset value per share - Class A	$14.36	$27.48	$11.42	$30.16	$10.19	$13.85	$11.43
Net assets - Class I	$2,194	$6,921	$2,017	$12,851	$9,244	$3,437	$6,492
Shares outstanding - Class I	163	246	175	422	900	243	563
Net asset value per share - Class I	$13.42	$28.17	$11.52	$30.46	$10.27	$14.17	$11.53
Investments - unaffiliated, at cost	$161,538	$893,651	$209,124	$775,855	$896,768	$1,326,073	$958,733
Investments - affiliated, at cost	2,192	22,230	1,522	5,935	22,773	8,229	22,706
Foreign currency cost	—	—	—	—	1,037	—	—
Securities on loan included in
Investments - unaffiliated, at value	1,115	27,108	942	—	24,683	13,279	12,465

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon MSCI World Index Fund
Assets
Investments - unaffiliated, at value	$3,325,666	$66,294	$4,038,462	$1,492,075	$27,766	$86,569	$315,969
Investments - affiliated, at value	61,434	1,337	36,991	74,681	585	1,020	6,262
Forward foreign currency contracts	—	—	—	63	—	—	8
Variation margin on futures/futures options contracts	356	4	410	21	2	4	43
Cash	518	120	5,790	22	44	11	103
Foreign currency	—	—	—	1,496	—	—	175
Receivable from:
Investment securities sold	—	—	741	403	50	—	26
Fund shares sold	5,066	69	7,801	806	39	136	317
Dividends and interest	2,483	36	778	7,167	34	65	588
Adviser	1	—	1	—	—	—	—
Other assets	25	—	29	13	—	—	2
Total assets	3,395,549	67,860	4,091,003	1,576,747	28,520	87,805	323,493
Liabilities
Forward foreign currency contracts	—	—	—	137	—	—	14
Variation margin on futures/futures options contracts	—	—	—	13	—	—	1
Payable for:
Investment securities purchased	—	326	—	—	25	315	—
Return of securities loaned	49,157	784	23,758	67,951	585	346	2,523
Fund shares redeemed	2,766	118	4,054	1,547	17	12	614
Advisory fees	471	13	547	201	5	17	51
Administrative fees	404	8	466	187	3	10	39
12b-1 fees (Class A)	160	3	193	62	1	4	15
Board of trustee fees	114	1	96	111	1	1	39
Other expenses	137	3	146	137	1	17	33
Total liabilities	53,209	1,256	29,260	70,346	638	722	3,329
Net assets	$3,342,340	$66,604	$4,061,743	$1,506,401	$27,882	$87,083	$320,164
Net assets consist of:
Paid-in capital(a)	$2,435,376	$70,744	$2,196,807	$1,412,690	$28,348	$79,541	$277,952
Total distributable earnings (loss)(a)	906,964	(4,140)	1,864,936	93,711	(466)	7,542	42,212
Net assets	$3,342,340	$66,604	$4,061,743	$1,506,401	$27,882	$87,083	$320,164
Net assets - Class A	$3,324,116	$65,488	$4,025,488	$1,264,507	$27,366	$84,472	$316,820
Shares outstanding - Class A	103,467	6,384	159,348	102,869	2,822	6,178	12,223
Net asset value per share - Class A	$32.13	$10.26	$25.26	$12.29	$9.70	$13.67	$25.92
Net assets - Class I	$18,224	$1,116	$36,255	$241,894	$516	$2,611	$3,344
Shares outstanding - Class I	561	108	1,398	18,777	53	190	128
Net asset value per share - Class I	$32.47	$10.35	$25.93	$12.88	$9.78	$13.77	$26.07
Investments - unaffiliated, at cost	$2,419,164	$70,440	$2,173,904	$1,410,581	$28,234	$78,990	$282,845
Investments - affiliated, at cost	61,434	1,337	36,991	74,961	585	1,066	6,443
Foreign currency cost	—	—	—	1,497	—	—	175
Securities on loan included in
Investments - unaffiliated, at value	62,565	827	46,419	88,014	739	447	5,032

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund	JNL/MFS Mid Cap Value Fund
Assets
Investments - unaffiliated, at value	$4,428,008	$105,955	$2,825,175	$9,001,082	$2,070,066	$304,953	$1,379,671
Investments - affiliated, at value	34,415	1,304	51,205	151,987	101,156	3,667	21,881
Variation margin on futures/futures options contracts	714	14	—	—	107	9	—
Cash	1,357	152	10,104	3,315	645	42	1,860
Receivable from:
Investment securities sold	—	1	—	—	16,235	—	—
Fund shares sold	7,629	224	1,770	10,041	1,779	612	1,042
Dividends and interest	1,027	357	2,905	6,949	1,982	448	2,311
Adviser	2	—	—	—	—	—	—
Other assets	30	1	25	70	18	2	13
Total assets	4,473,182	108,008	2,891,184	9,173,444	2,191,988	309,733	1,406,778
Liabilities
Variation margin on futures/futures options contracts	—	—	1	1	—	—	—
Payable for:
Investment securities purchased	—	—	6,699	—	16,786	491	9,202
Return of securities loaned	—	998	39,648	217,726	94,236	1,870	372
Fund shares redeemed	4,315	242	3,257	7,922	1,440	2,160	842
Advisory fees	601	20	333	787	249	50	644
Administrative fees	510	14	236	683	171	39	117
12b-1 fees (Class A)	212	5	124	419	87	15	66
Board of trustee fees	94	3	129	314	121	6	98
Other expenses	680	6	225	883	171	13	3
Total liabilities	6,412	1,288	50,652	228,735	113,261	4,644	11,344
Net assets	$4,466,770	$106,720	$2,840,532	$8,944,709	$2,078,727	$305,089	$1,395,434
Net assets consist of:
Paid-in capital(a)	$2,721,382	$123,627	$2,753,731	$5,925,255	$2,223,707	$324,584	$1,416,194
Total distributable earnings (loss)(a)	1,745,388	(16,907)	86,801	3,019,454	(144,980)	(19,495)	(20,760)
Net assets	$4,466,770	$106,720	$2,840,532	$8,944,709	$2,078,727	$305,089	$1,395,434
Net assets - Class A	$4,415,872	$102,827	$2,587,765	$8,710,240	$1,834,021	$301,865	$1,375,380
Shares outstanding - Class A	121,512	9,665	132,399	372,677	114,614	21,288	126,655
Net asset value per share - Class A	$36.34	$10.64	$19.55	$23.37	$16.00	$14.18	$10.86
Net assets - Class I	$50,898	$3,893	$252,767	$234,469	$244,706	$3,224	$20,054
Shares outstanding - Class I	2,121	364	12,612	9,749	14,915	226	1,826
Net asset value per share - Class I	$23.99	$10.70	$20.04	$24.05	$16.41	$14.28	$10.98
Investments - unaffiliated, at cost	$2,683,662	$123,227	$2,743,989	$5,984,455	$2,220,776	$324,383	$1,401,599
Investments - affiliated, at cost	34,415	1,304	51,205	151,853	101,156	3,667	21,881
Securities on loan included in
Investments - unaffiliated, at value	—	1,231	53,985	217,567	130,356	1,928	364

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Small Cap Value Fund
Assets
Investments - unaffiliated, at value	$765,671	$941,988	$2,113,103	$1,946,914	$1,073,505	$1,747,219	$356,125
Investments - affiliated, at value	18,277	8,480	9,736	103	26,143	84,196	1,782
Purchased options, at value	—	—	133	1	—	—	—
Forward foreign currency contracts	—	1,105	3,521	2,512	—	—	—
Variation margin on futures/futures options contracts	95	501	57	602	—	27	—
Variation margin on swap agreements	—	—	913	89	—	—	—
OTC swap agreements	—	—	2,252	—	—	—	—
OTC swap premiums paid	—	—	2,435	—	—	—	—
Cash	87	803	6,433	7,939	8,839	709	248
Foreign currency	—	8	5,365	4,103	—	—	—
Receivable from:
Investment securities sold	—	40,238	699,445	200,750	11,400	—	—
Fund shares sold	865	186	1,234	5,738	646	976	143
Treasury roll transactions	—	—	—	649,198	—	—	—
Dividends and interest	1,312	6,268	9,096	6,071	1,810	25,846	340
Deposits with brokers and counterparties	—	—	11,167	2,247	—	327	—
Other assets	6	7	13	10	10	15	3
Total assets	786,313	999,584	2,864,903	2,826,277	1,122,353	1,859,315	358,641
Liabilities
Securities sold short, at value	—	—	—	1,456	—	—	—
Written options, at value	—	—	440	313	—	—	—
Forward foreign currency contracts	—	878	7,172	1,335	—	—	—
Variation margin on futures/futures options contracts	—	—	327	341	—	—	—
Variation margin on swap agreements	—	—	139	625	—	—	—
OTC swap agreements	—	—	198	—	—	—	—
OTC swap premiums received	—	—	2,350	—	—	—	—
Payable for:
Investment securities purchased	—	222,677	1,253,277	316,126	25,228	30,082	455
Treasury roll transactions	—	—	—	1,124,105	—	—	—
Deposits from counterparties	—	—	114	6,073	—	—	—
Return of securities loaned	13,390	8,480	9,736	103	—	36,775	—
Fund shares redeemed	543	196	822	475	1,189	1,309	329
Advisory fees	129	322	620	423	431	499	179
Administrative fees	97	101	193	110	138	148	30
12b-1 fees (Class A)	10	30	35	52	54	67	16
Board of trustee fees	14	28	55	118	57	116	20
Other expenses	401	1	44	5	5	3	—
Total liabilities	14,584	232,713	1,275,522	1,451,660	27,102	68,999	1,029
Net assets	$771,729	$766,871	$1,589,381	$1,374,617	$1,095,251	$1,790,316	$357,612
Net assets consist of:
Paid-in capital(a)	$674,540	$751,003	$1,661,107	$1,336,428	$1,171,114	$1,837,621	$435,160
Total distributable earnings (loss)(a)	97,189	15,868	(71,726)	38,189	(75,863)	(47,305)	(77,548)
Net assets	$771,729	$766,871	$1,589,381	$1,374,617	$1,095,251	$1,790,316	$357,612
Net assets - Class A	$206,073	$608,811	$723,330	$1,054,594	$1,090,061	$1,347,149	$343,044
Shares outstanding - Class A	17,469	54,362	69,748	95,328	105,558	103,342	37,776
Net asset value per share - Class A	$11.80	$11.20	$10.37	$11.06	$10.33	$13.04	$9.08
Net assets - Class I	$565,656	$158,060	$866,051	$320,023	$5,190	$443,167	$14,568
Shares outstanding - Class I	47,681	13,977	82,893	28,495	500	28,885	1,547
Net asset value per share - Class I	$11.86	$11.31	$10.45	$11.23	$10.39	$15.34	$9.41
Investments - unaffiliated, at cost	$748,525	$925,512	$2,153,577	$1,912,138	$1,149,365	$1,794,694	$434,188
Investments - affiliated, at cost	18,277	8,480	9,736	103	26,143	84,196	1,782
Purchased options, at cost	—	—	132	21	—	—	—
Foreign currency cost	—	11	5,308	4,059	—	—	—
Proceeds from securities sold short	—	—	—	1,457	—	—	—
Premiums from written options	—	—	714	737	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	13,467	8,404	9,834	100	—	36,112	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Established Growth Fund
Assets
Investments - unaffiliated, at value	$1,609,471	$169,815	$238,233	$327,758	$2,280,264	$422,755	$10,433,523
Investments - affiliated, at value	165,393	4,945	4,994	7,138	16,372	20,274	203,680
Forward foreign currency contracts	—	—	3	—	—	—	—
Variation margin on futures/futures options contracts	208	23	—	18	—	—	—
Cash	645	57	27	98	5,157	190	8,104
Foreign currency	3	651	114	—	—	221	424
Receivable from:
Investment securities sold	7,502	4,436	8,264	15,250	215,477	4,554	67,318
Fund shares sold	1,181	122	853	96	327	217	7,604
Dividends and interest	9,998	349	2,231	361	2,612	1,583	1,473
Deposits with brokers and counterparties	2,576	—	—	—	—	—	—
Other assets	12	2	2	3	20	4	80
Total assets	1,796,989	180,400	254,721	350,722	2,520,229	449,798	10,722,206
Liabilities
Forward foreign currency contracts	—	22	17	—	—	—	—
Variation margin on futures/futures options contracts	312	—	2	1	6	2	—
Variation margin on swap agreements	10	—	—	—	—	—	—
Payable to affiliates	—	—	—	—	—	36	—
Payable for:
Investment securities purchased	133,688	3,924	8,275	14,982	215,321	9,178	204,276
Return of securities loaned	14,749	3,450	3,863	6,331	14,856	5,722	46,542
Fund shares redeemed	472	55	228	193	2,690	198	12,027
Advisory fees	492	29	38	50	330	196	3,689
Administrative fees	129	22	30	42	286	54	794
12b-1 fees (Class A)	28	9	12	16	109	21	380
Board of trustee fees	52	9	12	27	338	35	351
Other expenses	1	15	20	27	219	—	10
Total liabilities	149,933	7,535	12,497	21,669	234,155	15,442	268,069
Net assets	$1,647,056	$172,865	$242,224	$329,053	$2,286,074	$434,356	$10,454,137
Net assets consist of:
Paid-in capital(a)	$1,574,660	$195,305	$358,129	$371,434	$2,292,248	$403,962	$6,743,081
Total distributable earnings (loss)(a)	72,396	(22,440)	(115,905)	(42,381)	(6,174)	30,394	3,711,056
Net assets	$1,647,056	$172,865	$242,224	$329,053	$2,286,074	$434,356	$10,454,137
Net assets - Class A	$579,417	$172,205	$241,844	$327,404	$2,270,567	$434,250	$7,857,122
Shares outstanding - Class A	42,944	15,829	24,890	64,724	178,414	33,165	144,657
Net asset value per share - Class A	$13.49	$10.88	$9.72	$5.06	$12.73	$13.09	$54.32
Net assets - Class I	$1,067,639	$660	$380	$1,649	$15,507	$106	$2,597,015
Shares outstanding - Class I	78,968	60	39	334	1,214	8	46,007
Net asset value per share - Class I	$13.52	$11.04	$9.83	$4.94	$12.77	$13.19	$56.45
Investments - unaffiliated, at cost	$1,537,623	$192,153	$285,487	$370,384	$2,287,166	$392,395	$6,722,471
Investments - affiliated, at cost	165,393	4,945	5,172	7,138	16,372	20,274	203,680
Foreign currency cost	3	652	114	—	—	222	424
Securities on loan included in
Investments - unaffiliated, at value	14,479	10,571	4,538	6,396	15,941	6,609	48,261

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets
Investments - unaffiliated, at value	$5,474,672	$1,582,097	$505,074	$3,778,435	$502,677	$362,223	$460,212
Investments - affiliated, at value	149,053	76,421	43,971	31,904	77,808	59,171	86,349
Variation margin on futures/futures options contracts	—	98	—	—	—	—	—
Cash	1,560	3,630	622	200	675	269	454
Receivable from:
Investment securities sold	82,567	6	8,379	12,319	—	—	—
Fund shares sold	4,047	3,388	426	1,615	314	1,233	655
Dividends and interest	1,691	7,708	9,710	4,528	239	101	197
Adviser	—	—	—	—	2	1	1
Other assets	48	11	4	33	4	2	4
Total assets	5,713,638	1,673,359	568,186	3,829,034	581,719	423,000	547,872
Liabilities
Payable for:
Investment securities purchased	6,719	66,221	10,814	6,823	1,509	1,515	1,227
Return of securities loaned	3,192	8,716	17,439	14,198	77,067	57,921	85,641
Fund shares redeemed	6,715	2,095	347	1,822	212	114	34
Advisory fees	2,782	387	236	1,498	82	59	75
Administrative fees	450	126	68	311	61	44	56
12b-1 fees (Class A)	263	66	6	87	23	17	22
Board of trustee fees	221	89	16	187	8	5	7
Other expenses	6	1	—	5	—	—	—
Total liabilities	20,348	77,701	28,926	24,931	78,962	59,675	87,062
Net assets	$5,693,290	$1,595,658	$539,260	$3,804,103	$502,757	$363,325	$460,810
Net assets consist of:
Paid-in capital(a)	$4,301,921	$1,573,813	$525,934	$3,730,797	$492,292	$352,136	$450,633
Total distributable earnings (loss)(a)	1,391,369	21,845	13,326	73,306	10,465	11,189	10,177
Net assets	$5,693,290	$1,595,658	$539,260	$3,804,103	$502,757	$363,325	$460,810
Net assets - Class A	$5,452,922	$1,336,067	$120,952	$1,800,268	$479,309	$351,170	$446,257
Shares outstanding - Class A	99,265	128,413	11,785	120,471	42,736	31,487	39,890
Net asset value per share - Class A	$54.93	$10.40	$10.26	$14.94	$11.22	$11.15	$11.19
Net assets - Class I	$240,368	$259,591	$418,308	$2,003,835	$23,448	$12,155	$14,553
Shares outstanding - Class I	4,151	24,589	40,949	127,465	2,066	1,077	1,285
Net asset value per share - Class I	$57.91	$10.56	$10.22	$15.72	$11.35	$11.29	$11.32
Investments - unaffiliated, at cost	$4,083,303	$1,559,974	$491,748	$3,705,121	$492,212	$351,034	$450,035
Investments - affiliated, at cost	149,053	76,421	43,971	31,904	77,808	59,171	86,349
Securities on loan included in
Investments - unaffiliated, at value	3,960	8,506	17,032	14,212	76,566	57,498	85,492

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$81,289	$8,037,133	$1,789,481	$1,277,849
Investments - affiliated, at value	32,249	504,332	—	29,938
Repurchase agreements, at value	—	—	228,100	—
Purchased options, at value	1,961	—	—	—
Forward foreign currency contracts	552	—	—	1
Variation margin on futures/futures options contracts	—	33	—	—
OTC swap agreements	13,586	—	—	—
Cash	2,019	4,262	163,510	383
Cash collateral segregated for short sales	1,449	—	—	—
Foreign currency	—	—	—	62
Receivable from:
Investment securities sold	2,383	84,240	—	7,826
Fund shares sold	39	4,519	3,383	309
Dividends and interest	100	20,834	365	1,885
Adviser	—	—	656	—
Deposits with brokers and counterparties	23,620	—	—	—
Other assets	2	66	5	11
Total assets	159,249	8,655,419	2,185,500	1,318,264
Liabilities
Securities sold short, at value	1,660	—	—	—
Forward sales commitments, at value	—	1,182	—	—
Written options, at value	3,299	—	—	—
Forward foreign currency contracts	315	—	—	14
OTC swap agreements	15,321	—	—	—
Payable to affiliates	—	20	—	—
Payable for:
Investment securities purchased	2,875	338,599	—	12,053
Return of securities loaned	—	107,437	—	13,755
Dividends/interest on securities sold short	95	—	—	—
Interest expense and brokerage charges	3	—	—	—
Fund shares redeemed	97	5,330	18,816	431
Advisory fees	117	2,143	281	413
Administrative fees	11	631	179	109
12b-1 fees (Class A)	2	396	106	31
Board of trustee fees	8	298	98	93
Other expenses	—	8	3	1
Total liabilities	23,803	456,044	19,483	26,900
Net assets	$135,446	$8,199,375	$2,166,017	$1,291,364
Net assets consist of:
Paid-in capital(a)	$142,067	$7,061,041	$2,166,084	$1,205,717
Total distributable earnings (loss)(a)	(6,621)	1,138,334	(67)	85,647
Net assets	$135,446	$8,199,375	$2,166,017	$1,291,364
Net assets - Class A	$39,272	$8,156,926	$2,132,148	$644,827
Shares outstanding - Class A	3,795	323,145	2,132,215	32,197
Net asset value per share - Class A	$10.35	$25.24	$1.00	$20.03
Net assets - Class I	$96,174	$42,449	$33,869	$646,537
Shares outstanding - Class I	9,316	1,621	33,870	31,202
Net asset value per share - Class I	$10.32	$26.19	$1.00	$20.72
Investments - unaffiliated, at cost	$87,371	$6,898,719	$1,789,481	$1,192,568
Investments - affiliated, at cost	32,249	504,332	—	29,938
Repurchase agreements, at cost	—	—	228,100	—
Purchased options, at cost	1,072	—	—	—
Foreign currency cost	—	—	—	62
Proceeds from securities sold short	1,908	—	—	—
Proceeds from forward sales commitments	—	1,187	—	—
Premiums from written options	3,122	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	102,325	—	13,499

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund
Investment income
Dividends (a)	$3,883	$15,684	$2,678	$8,359	$3,698	$6,100	$915
Foreign taxes withheld	(259)	(1,200)	(168)	(39)	(29)	(12)	—
Interest	12,851	—	—	—	—	—	—
Securities lending (a)	5	35	101	89	670	41	3
Total investment income	16,480	14,519	2,611	8,409	4,339	6,129	918

Expenses
Advisory fees	6,465	3,504	924	3,380	6,177	3,021	91
Administrative fees	1,094	682	185	811	1,102	449	45
12b-1 fees (Class A)	117	766	6	285	2,780	872	—
Licensing fees paid to third parties	—	—	—	—	—	—	9
Legal fees	3	2	1	3	5	2	—
Board of trustee fees	19	110	2	9	20	7	1
Chief compliance officer fees	1	1	—	1	1	—	—
Dividends/interest on securities sold short	1,056	—	—	—	—	—	—
Net short holdings borrowing fees	923	—	—	—	—	—	—
Interest expense	17	—	—	—	—	—	—
Other expenses	26	55	33	6	13	6	—
Total expenses	9,721	5,120	1,151	4,495	10,098	4,357	146
Expense waiver	—	—	—	—	—	—	(87)
Net expenses	9,721	5,120	1,151	4,495	10,098	4,357	59
Net investment income (loss)	6,759	9,399	1,460	3,914	(5,759)	1,772	859

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(1,950)	(135,133)	856	14,418	77,321	(41,195)	50
Investments - affiliated	—	—	—	—	—	—	(2)
Securities sold short	8,058	—	—	—	—	—	—
Brokerage commissions recaptured	7	1	—	64	21	34	—
Purchased options	(1,822)	—	—	—	—	—	—
Written options	6,401	—	—	—	—	—	—
Foreign currency	(615)	(1,474)	(144)	(1)	(103)	—	—
Forward foreign currency contracts	(474)	(11)	35	1	—	—	—
Futures/futures options contracts	12,869	—	—	—	—	—	92
Swap agreements	(7,820)	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(28,189)	104,571	(6,819)	(103,873)	81,239	(147,992)	(2,133)
Investments - affiliated	—	—	—	—	—	—	(29)
Investment securities sold short	(11,063)	—	—	—	—	—	—
Purchased options	12	—	—	—	—	—	—
Written options	(587)	—	—	—	—	—	—
Foreign currency	(114)	(212)	—	—	(45)	—	—
Forward foreign currency contracts	(825)	(24)	—	—	—	—	—
Futures/futures options contracts	678	—	—	—	—	—	13
Swap agreements	(9,364)	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(34,798)	(32,282)	(6,072)	(89,391)	158,433	(189,153)	(2,009)
Change in net assets from operations	$(28,039)	$(22,883)	$(4,612)	$(85,477)	$152,674	$(187,381)	$(1,150)
(a) Affiliated income	$760	$45	$121	$158	$931	$211	$10

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/AQR Large Cap Defensive Style Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund
Investment income
Dividends (a)	$391	$3,224	$140	$408	$19,611	$10,534	$10,457
Foreign taxes withheld	—	(4)	—	(45)	(794)	(345)	(106)
Interest	—	—	313	1	8,674	—	—
Net prime broker interest income	—	—	—	—	56	—	—
Securities lending (a)	2	12	—	2	370	70	20
Total investment income	393	3,232	453	366	27,917	10,259	10,371

Expenses
Advisory fees	76	957	367	66	9,798	1,504	8,976
Administrative fees	29	205	66	18	2,444	406	1,883
12b-1 fees (Class A)	56	409	132	8	4,932	809	4,597
Legal fees	—	1	—	—	8	1	9
Board of trustee fees	—	2	1	—	29	9	35
Chief compliance officer fees	—	—	—	—	2	—	2
Dividends/interest on securities sold short	—	530	—	—	114	—	—
Net short holdings borrowing fees	—	299	—	—	—	—	—
Other expenses	1	1	—	—	19	23	24
Total expenses	162	2,404	566	92	17,346	2,752	15,526
Expense waiver	—	—	(7)	—	(318)	—	—
Net expenses	162	2,404	559	92	17,028	2,752	15,526
Net investment income (loss)	231	828	(106)	274	10,889	7,507	(5,155)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(582)	(2,906)	10	(1,593)	(13,765)	(47,550)	101,661
Investments - affiliated	—	—	—	—	1,291	—	—
Securities sold short	—	5,011	—	—	3,755	—	—
Purchased options	—	—	—	—	(5,191)	—	—
Written options	—	—	—	—	9,263	—	—
Foreign currency	—	—	109	23	1,825	(180)	354
Forward foreign currency contracts	—	—	456	1	(16,836)	—	(11)
Futures/futures options contracts	(244)	429	552	29	47,052	—	—
Swap agreements	—	—	(591)	—	(3,111)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(797)	(25,925)	(3)	(1,487)	(49,089)	(54,381)	399,733
Investments - affiliated	—	—	—	—	(1,145)	—	—
Investment securities sold short	—	(836)	—	—	(713)	—	—
Purchased options	—	—	—	—	9,580	—	—
Written options	—	—	—	—	(5,007)	—	—
Foreign currency	—	—	14	(3)	(21)	2	—
Forward foreign currency contracts	—	—	(1,110)	—	(6,333)	—	—
Futures/futures options contracts	4	(12)	198	(4)	1,041	—	—
Swap agreements	—	—	(404)	—	(626)	—	—
Net realized and unrealized gain (loss)	(1,619)	(24,239)	(769)	(3,034)	(28,030)	(102,109)	501,737
Change in net assets from operations	$(1,388)	$(23,411)	$(875)	$(2,760)	$(17,141)	$(94,602)	$496,582
(a) Affiliated income	$7	$24	$5	$3	$662	$102	$57

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Boston Partners Global Long Short Equity Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Investment income
Dividends (a)	$2,562	$20,722	$5,529	$1,121	$11,068	$234	$43
Foreign taxes withheld	(134)	(1,967)	(17)	(87)	(2)	(6)	(1)
Interest	—	—	—	—	—	64,157	15,647
Net prime broker interest income	276	—	—	—	—	—	—
Securities lending (a)	2	41	23	17	96	35	13
Total investment income	2,706	18,796	5,535	1,051	11,162	64,420	15,702

Expenses
Advisory fees	1,326	3,121	2,928	169	2,224	6,896	1,954
Administrative fees	181	899	893	53	560	1,846	473
12b-1 fees (Class A)	56	611	482	20	1,591	4,046	123
Legal fees	1	3	3	—	3	9	2
Board of trustee fees	2	9	12	1	9	35	33
Chief compliance officer fees	—	1	1	—	1	2	—
Dividends/interest on securities sold short	650	—	—	—	—	—	—
Other expenses	4	8	6	—	6	21	3
Total expenses	2,220	4,652	4,325	243	4,394	12,855	2,588
Expense waiver	—	—	—	(19)	(15)	—	—
Net expenses	2,220	4,652	4,325	224	4,379	12,855	2,588
Net investment income (loss)	486	14,144	1,210	827	6,783	51,565	13,114

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(64,131)	(154,742)	20,064	(105)	43,233	28,423	(6,903)
Securities sold short	4,605	—	—	—	—	—	—
Brokerage commissions recaptured	—	26	—	—	—	—	—
Written options	(172)	—	—	—	—	—	—
Foreign currency	(24)	(427)	—	(28)	—	(648)	—
Forward foreign currency contracts	(64)	73	—	—	—	808	—
Swap agreements	3,712	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(24,529)	(138,160)	59,547	(10,440)	(154,508)	(25,637)	(27,547)
Investment securities sold short	20,748	—	—	—	—	—	—
Written options	788	—	—	—	—	—	—
Foreign currency	7	18	—	(1)	—	(119)	—
Forward foreign currency contracts	—	(13)	—	—	—	—	—
Swap agreements	357	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(58,703)	(293,225)	79,611	(10,574)	(111,275)	2,827	(34,450)
Change in net assets from operations	$(58,217)	$(279,081)	$80,821	$(9,747)	$(104,492)	$54,392	$(21,336)
(a) Affiliated income	$71	$85	$100	$19	$103	$269	$56

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund
Investment income
Dividends (a)	$508	$116	$12,717	$232	$9,904	$13,761	$5,890
Foreign taxes withheld	—	(1)	(286)	(65)	(310)	(232)	(675)
Interest	25,388	15,301	—	18,623	4,277	27,162	—
Securities lending (a)	—	24	46	1	—	183	96
Total investment income	25,896	15,440	12,477	18,791	13,871	40,874	5,311

Expenses
Advisory fees	5,065	2,040	3,292	2,414	2,956	4,380	1,861
Administrative fees	1,364	526	711	604	809	826	350
12b-1 fees (Class A)	1,955	1,334	1,001	870	1,615	2,473	697
Legal fees	4	2	2	2	3	4	1
Board of trustee fees	15	10	8	15	9	14	3
Chief compliance officer fees	1	1	1	—	1	1	—
Other expenses	10	6	7	16	7	11	16
Total expenses	8,414	3,919	5,022	3,921	5,400	7,709	2,928
Expense waiver	—	—	—	—	(69)	—	—
Net expenses	8,414	3,919	5,022	3,921	5,331	7,709	2,928
Net investment income (loss)	17,482	11,521	7,455	14,870	8,540	33,165	2,383

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(108,302)	14,977	(2,452)	(72,186)	(45,986)	(119,269)	(40,624)
Investments - affiliated	—	—	—	—	(873)	—	—
Brokerage commissions recaptured	—	—	—	—	12	28	—
Purchased options	—	560	—	—	—	—	—
Written options	—	(119)	—	—	3	224	—
Foreign currency	—	—	(48)	4,127	(160)	(10)	(50)
Forward foreign currency contracts	—	—	—	8,571	9	—	4
Futures/futures options contracts	—	(379)	—	—	(770)	—	—
Swap agreements	42,418	(243)	—	(62,626)	46	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(45,795)	23,499	(96,375)	(1,122)	(18,368)	(113,051)	(104,189)
Investments - affiliated	—	—	—	—	(2,234)	—	—
Purchased options	—	93	—	—	—	—	—
Written options	—	(99)	—	—	1	—	—
Foreign currency	—	—	(30)	(32)	(24)	6	(3)
Forward foreign currency contracts	—	—	—	24,672	(1)	—	1
Futures/futures options contracts	—	(28)	—	—	(227)	—	—
Swap agreements	(124,762)	67	—	18,158	—	—	—
Net realized and unrealized gain (loss)	(236,441)	38,328	(98,905)	(80,438)	(68,572)	(232,072)	(144,861)
Change in net assets from operations	$(218,959)	$49,849	$(91,450)	$(65,568)	$(60,032)	$(198,907)	$(142,478)
(a) Affiliated income	$508	$140	$72	$233	$1,228	$466	$138

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Goldman Sachs Competitive Advantage Fund	JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Goldman Sachs International 5 Fund	JNL/Goldman Sachs Intrinsic Value Fund	JNL/Goldman Sachs Total Yield Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund
Investment income
Dividends (a)	$19,555	$85,366	$1,103	$26,205	$24,342	$5,265	$6,236
Foreign taxes withheld	—	—	(83)	—	—	(589)	(484)
Interest	2	6	—	3	2	—	—
Securities lending (a)	109	341	9	585	223	3	—
Total investment income	19,666	85,713	1,029	26,793	24,567	4,679	5,752

Expenses
Advisory fees	2,925	5,424	82	2,540	2,197	2,700	2,364
Administrative fees	1,120	2,082	41	966	829	450	518
12b-1 fees (Class A)	1,335	4,431	80	919	515	124	541
Legal fees	5	10	—	5	4	2	2
Board of trustee fees	18	34	—	15	13	6	6
Chief compliance officer fees	1	3	—	1	1	—	—
Other expenses	15	25	—	14	10	28	6
Total expenses	5,419	12,009	203	4,460	3,569	3,310	3,437
Net investment income (loss)	14,247	73,704	826	22,333	20,998	1,369	2,315

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	28,481	(69,680)	(4,189)	(37,107)	(50,859)	(23,269)	(12,233)
Foreign currency	—	—	(22)	—	—	(522)	(121)
Forward foreign currency contracts	—	—	1	—	—	(1)	(97)
Futures/futures options contracts	(8,070)	(11,033)	69	(8,882)	(5,135)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(126,924)	(1,040,288)	(10,036)	(435,584)	(370,889)	6,555	(131,222)
Foreign currency	—	—	—	—	—	(8)	3
Forward foreign currency contracts	—	—	—	—	—	(3)	143
Futures/futures options contracts	97	181	(10)	(209)	(149)	—	—
Net realized and unrealized gain (loss)	(106,416)	(1,120,820)	(14,187)	(481,782)	(427,032)	(17,248)	(143,527)
Change in net assets from operations	$(92,169)	$(1,047,116)	$(13,361)	$(459,449)	$(406,034)	$(15,879)	$(141,212)
(a) Affiliated income	$129	$394	$10	$633	$250	$51	$40

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund
Investment income
Dividends (a)	$3,108	$17,408	$11,641	$17,850	$10,590	$3,685	$3,122
Foreign taxes withheld	—	(517)	(716)	(648)	(883)	—	(209)
Interest	—	—	—	—	—	—	2,297
Securities lending (a)	4	9	20	38	13	57	—
Total investment income	3,112	16,900	10,945	17,240	9,720	3,742	5,210

Expenses
Advisory fees	582	2,498	5,666	2,907	2,516	5,375	1,450
Administrative fees	134	714	1,700	730	717	818	369
12b-1 fees (Class A)	46	149	2,414	1,451	1,191	2,434	725
Legal fees	—	2	6	2	2	4	1
Board of trustee fees	1	9	19	8	8	13	101
Chief compliance officer fees	—	1	1	1	1	1	—
Dividends/interest on securities sold short	—	—	—	—	—	—	20
Net short holdings borrowing fees	—	—	—	—	—	—	3
Other expenses	2	8	22	25	14	9	9
Total expenses	765	3,381	9,828	5,124	4,449	8,654	2,678
Expense waiver	—	—	—	—	—	—	(49)
Net expenses	765	3,381	9,828	5,124	4,449	8,654	2,629
Net investment income (loss)	2,347	13,519	1,117	12,116	5,271	(4,912)	2,581

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(22,156)	(12,269)	58,313	(121,354)	(12,603)	88,843	1,749
Investments - affiliated	—	—	—	—	—	—	(1,157)
Securities sold short	—	—	—	—	—	—	(835)
Brokerage commissions recaptured	25	—	—	—	—	—	—
Purchased options	—	—	—	—	—	—	(193)
Foreign currency	—	(659)	(95)	(196)	(343)	9	(1,195)
Forward foreign currency contracts	—	1,298	62	32	50	—	(1,057)
Futures/futures options contracts	—	—	—	—	—	—	10,459
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(6,298)	(148,878)	(109,660)	(131,832)	(81,302)	(13,394)	67,065
Investments - affiliated	—	—	—	—	—	—	(513)
Investment securities sold short	—	—	—	—	—	—	(5)
Purchased options	—	—	—	—	—	—	(4,918)
Written options	—	—	—	—	—	—	12
Foreign currency	—	7	11	(31)	—	—	28
Forward foreign currency contracts	—	(470)	—	—	(5)	—	(281)
Futures/futures options contracts	—	—	—	—	—	—	3,465
Net realized and unrealized gain (loss)	(28,429)	(160,971)	(51,369)	(253,381)	(94,203)	75,458	72,624
Change in net assets from operations	$(26,082)	$(147,452)	$(50,252)	$(241,265)	$(88,932)	$70,546	$75,205
(a) Affiliated income	$9	$337	$68	$72	$123	$151	$91

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/JPMorgan Growth & Income Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund(b)	JNL/Mellon Bond Index Fund
Investment income
Dividends (a)	$9,249	$3,154	$7,108	$290	$2,966	$2	$212
Foreign taxes withheld	(93)	(3)	(18)	—	(239)	—	—
Interest	104	1	—	18,737	—	456	14,846
Securities lending (a)	5	—	74	6	4	—	30
Total investment income	9,265	3,152	7,164	19,033	2,731	458	15,088

Expenses
Advisory fees	1,763	821	5,867	2,392	1,164	64	987
Administrative fees	314	246	1,166	862	318	28	625
12b-1 fees (Class A)	835	216	3,113	1,998	199	10	1,512
Legal fees	1	1	6	4	1	—	3
Board of trustee fees	18	8	20	19	3	—	12
Chief compliance officer fees	—	—	1	1	—	—	1
Net short holdings borrowing fees	—	23	—	—	—	—	—
Other expenses	7	1	16	9	41	—	6
Total expenses	2,938	1,316	10,189	5,285	1,726	102	3,146
Net investment income (loss)	6,327	1,836	(3,025)	13,748	1,005	356	11,942

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(74,616)	5,011	236,042	2,943	4,740	48	10,367
Brokerage commissions recaptured	—	3	29	—	9	—	—
Purchased options	—	18,146	—	—	—	—	—
Written options	—	(18,566)	—	—	—	—	—
Foreign currency	(218)	—	—	—	(17)	—	—
Forward foreign currency contracts	1,483	—	—	—	(6)	—	—
Futures/futures options contracts	—	130	—	—	—	(8)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(42,147)	8,753	33,160	77,754	75,387	1,785	49,256
Purchased options	—	(3)	—	—	—	—	—
Written options	—	(11)	—	—	—	—	—
Foreign currency	(9)	—	—	—	35	—	—
Forward foreign currency contracts	462	—	—	—	(1)	—	—
Futures/futures options contracts	—	28	—	—	—	(8)	—
Net realized and unrealized gain (loss)	(115,045)	13,491	269,231	80,697	80,147	1,817	59,623
Change in net assets from operations	$(108,718)	$15,327	$266,206	$94,445	$81,152	$2,173	$71,565
(a) Affiliated income	$97	$14	$247	$296	$13	$2	$242

(b)	Period from commencement of operations April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Emerging Markets Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund
Investment income
Dividends (a)	$960	$6,335	$2,596	$11,523	$12,061	$21,118	$14,871
Foreign taxes withheld	—	—	—	—	(1,045)	—	(3)
Interest	—	1	—	2	—	2	1
Securities lending (a)	13	107	6	1	224	110	19
Total investment income	973	6,443	2,602	11,526	11,240	21,230	14,888

Expenses
Advisory fees	166	1,057	186	851	1,293	755	954
Administrative fees	119	880	136	698	736	615	789
12b-1 fees (Class A)	236	1,753	270	1,384	1,460	1,226	1,570
Licensing fees paid to third parties	7	48	7	81	89	33	43
Legal fees	—	3	1	2	2	2	3
Board of trustee fees	1	10	2	9	8	6	8
Chief compliance officer fees	—	1	—	1	1	—	1
Other expenses	2	8	3	5	45	7	7
Total expenses	531	3,760	605	3,031	3,634	2,644	3,375
Expense waiver	—	(1)	—	(2)	(1)	(1)	(2)
Net expenses	531	3,759	605	3,029	3,633	2,643	3,373
Net investment income (loss)	442	2,684	1,997	8,497	7,607	18,587	11,515

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,326	35,732	2,558	3,682	(3,972)	(108,073)	20,238
Investments - affiliated	—	—	—	(80)	—	—	(73)
Foreign currency	—	—	—	—	(282)	—	—
Forward foreign currency contracts	—	—	—	—	1	—	—
Futures/futures options contracts	153	259	51	(2,162)	(1,956)	(787)	(1,587)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(2,812)	37,190	(11,179)	(92,045)	(124,319)	(271,187)	(347,448)
Investments - affiliated	—	—	—	—	—	—	(3,080)
Foreign currency	—	—	—	—	(253)	—	—
Futures/futures options contracts	(13)	—	(6)	(47)	(77)	(167)	(65)
Net realized and unrealized gain (loss)	(1,346)	73,181	(8,576)	(90,652)	(130,858)	(380,214)	(332,015)
Change in net assets from operations	$(904)	$75,865	$(6,579)	$(82,155)	$(123,251)	$(361,627)	$(320,500)
(a) Affiliated income	$15	$114	$11	$23	$252	$118	$189

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon MSCI World Index Fund
Investment income
Dividends (a)	$24,912	$579	$20,716	$24,951	$275	$657	$3,899
Foreign taxes withheld	—	—	(8)	(1,917)	—	—	(134)
Interest	2	—	4	—	—	—	—
Securities lending (a)	276	2	90	126	2	2	18
Total investment income	25,190	581	20,802	23,160	277	659	3,783

Expenses
Advisory fees	2,738	74	2,980	1,231	28	90	311
Administrative fees	2,350	47	2,548	1,146	18	54	241
12b-1 fees (Class A)	4,726	93	5,158	1,921	34	106	477
Licensing fees paid to third parties	128	3	141	133	1	18	32
Legal fees	8	—	8	4	—	—	1
Board of trustee fees	29	—	31	12	—	—	3
Chief compliance officer fees	2	—	2	1	—	—	—
Other expenses	18	1	24	10	—	—	2
Total expenses	9,999	218	10,892	4,458	81	268	1,067
Expense waiver	(4)	—	(7)	—	—	—	(1)
Net expenses	9,995	218	10,885	4,458	81	268	1,066
Net investment income (loss)	15,195	363	9,917	18,702	196	391	2,717

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	51,101	322	133,897	(8,059)	(667)	925	(578)
Investments - affiliated	—	—	—	119	—	(7)	(20)
Foreign currency	—	—	—	64	—	—	(5)
Forward foreign currency contracts	—	—	—	(115)	—	—	(30)
Futures/futures options contracts	1,685	(71)	4,540	(1,583)	(10)	118	(580)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(47,487)	(9,675)	337,755	(209,235)	(1,750)	(1,457)	(23,560)
Investments - affiliated	—	—	—	(1,395)	—	(42)	(148)
Foreign currency	—	—	—	(38)	—	—	(2)
Forward foreign currency contracts	—	—	—	(119)	—	—	(27)
Futures/futures options contracts	468	6	323	(9)	—	5	(13)
Net realized and unrealized gain (loss)	5,767	(9,418)	476,515	(220,370)	(2,427)	(458)	(24,963)
Change in net assets from operations	$20,962	$(9,055)	$486,432	$(201,668)	$(2,231)	$(67)	$(22,246)
(a) Affiliated income	$295	$3	$134	$218	$2	$7	$37

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund	JNL/MFS Mid Cap Value Fund
Investment income
Dividends (a)	$18,198	$2,126	$25,289	$83,869	$17,200	$5,425	$15,019
Foreign taxes withheld	(19)	—	(3)	—	(17)	—	(17)
Interest	8	—	4	14	2	—	—
Securities lending (a)	14	12	278	546	833	3	112
Total investment income	18,201	2,138	25,568	84,429	18,018	5,428	15,114

Expenses
Advisory fees	3,081	135	1,938	4,611	1,526	316	3,473
Administrative fees	2,630	94	1,366	3,977	1,050	244	630
12b-1 fees (Class A)	5,335	182	3,727	12,395	2,783	483	1,725
Licensing fees paid to third parties	687	5	238	851	226	13	—
Legal fees	9	—	7	20	5	1	3
Board of trustee fees	35	1	31	74	16	3	29
Chief compliance officer fees	2	—	2	5	1	—	1
Other expenses	19	7	15	47	13	6	6
Total expenses	11,798	424	7,324	21,980	5,620	1,066	5,867
Expense waiver	(9)	(1)	—	—	—	(1)	—
Net expenses	11,789	423	7,324	21,980	5,620	1,065	5,867
Net investment income (loss)	6,412	1,715	18,244	62,449	12,398	4,363	9,247

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	36,077	3,148	(6,130)	50,291	10,213	4,102	(19,788)
Investments - affiliated	—	—	—	33	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	9
Foreign currency	—	—	—	—	—	—	1
Futures/futures options contracts	15,493	92	(2,970)	1,363	(1,986)	(290)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	553,819	(28,447)	(408,161)	(424,111)	(486,344)	(55,224)	(209,922)
Investments - affiliated	—	—	—	(3,374)	—	—	—
Futures/futures options contracts	18	(26)	(78)	937	396	(86)	—
Net realized and unrealized gain (loss)	605,407	(25,233)	(417,339)	(374,861)	(477,721)	(51,498)	(229,700)
Change in net assets from operations	$611,819	$(23,518)	$(399,095)	$(312,412)	$(465,323)	$(47,135)	$(220,453)
(a) Affiliated income	$168	$16	$338	$936	$858	$10	$150

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Small Cap Value Fund
Investment income
Dividends (a)	$8,075	$40	$—	$19	$427	$1,021	$3,838
Foreign taxes withheld	(16)	—	(12)	(9)	—	—	(14)
Interest	1	15,926	27,367	6,012	27,618	53,322	—
Securities lending (a)	27	34	12	1	—	244	1
Total investment income	8,087	16,000	27,367	6,023	28,045	54,587	3,825

Expenses
Advisory fees	701	2,010	3,688	2,587	2,871	3,101	1,160
Administrative fees	526	629	1,147	670	926	923	198
12b-1 fees (Class A)	248	943	1,036	1,550	1,821	2,106	569
Licensing fees paid to third parties	400	—	—	—	—	—	—
Legal fees	2	2	4	3	3	5	1
Board of trustee fees	9	8	42	12	10	15	3
Chief compliance officer fees	—	1	1	1	1	1	—
Interest expense	—	—	8	1,847	—	—	—
Other expenses	4	4	19	8	108	10	2
Total expenses	1,890	3,597	5,945	6,678	5,740	6,161	1,933
Net investment income (loss)	6,197	12,403	21,422	(655)	22,305	48,426	1,892

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	17,923	9,233	5,096	62,346	(51,697)	(73,693)	(40,996)
Securities sold short	—	1	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	7
Purchased options	—	—	(20)	4,453	—	—	—
Written options	—	—	259	(2,665)	—	—	—
Foreign currency	—	(23)	(1,633)	60	—	—	—
Forward foreign currency contracts	—	(1,636)	2,699	1,968	—	—	—
Futures/futures options contracts	(1)	(21,699)	17,935	(14,367)	(687)	(7,520)	—
Swap agreements	—	126	(4,849)	(5,537)	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(52,454)	(4,262)	(38,454)	20,275	(57,826)	(98,053)	(109,649)
Investment securities sold short	—	—	4	1	—	—	—
Purchased options	—	—	6	1,192	—	—	—
Written options	—	—	202	(1,486)	—	—	—
Foreign currency	—	3	84	(28)	—	—	—
Forward foreign currency contracts	—	(771)	(1,437)	2,465	—	—	—
Futures/futures options contracts	27	(4,250)	3,552	(886)	(87)	(827)	—
Swap agreements	—	—	(27,272)	3,977	—	—	—
Net realized and unrealized gain (loss)	(34,505)	(23,278)	(43,828)	71,768	(110,297)	(180,093)	(150,638)
Change in net assets from operations	$(28,308)	$(10,875)	$(22,406)	$71,113	$(87,992)	$(131,667)	$(148,746)
(a) Affiliated income	$40	$74	$12	$1	$204	$341	$5

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Established Growth Fund
Investment income
Dividends (a)	$122	$2,979	$4,806	$3,418	$29,825	$3,162	$27,720
Foreign taxes withheld	—	(178)	(373)	(1)	(1)	(157)	(151)
Interest	21,795	—	—	—	2	2,339	—
Securities lending (a)	3	23	41	122	166	13	915
Total investment income	21,920	2,824	4,474	3,539	29,992	5,357	28,484

Expenses
Advisory fees	2,825	180	244	306	2,045	1,219	20,984
Administrative fees	736	138	190	255	1,772	332	4,515
12b-1 fees (Class A)	775	275	380	507	3,520	665	10,763
Licensing fees paid to third parties	—	32	44	59	467	—	—
Legal fees	4	1	1	1	6	1	23
Board of trustee fees	14	1	2	2	19	4	86
Chief compliance officer fees	1	—	—	—	1	—	6
Other expenses	7	1	2	2	14	—	56
Total expenses	4,362	628	863	1,132	7,844	2,221	36,433
Net investment income (loss)	17,558	2,196	3,611	2,407	22,148	3,136	(7,949)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	30,898	(2,620)	(2,967)	(8,617)	(71,671)	(3,084)	333,261
Investments - affiliated	—	—	(20)	—	—	—	—
Foreign currency	—	(14)	3	—	—	(23)	36
Forward foreign currency contracts	—	16	7	—	—	(19)	(53)
Futures/futures options contracts	7,566	(162)	(57)	(325)	1,587	(11,577)	—
Swap agreements	181	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	32,746	(30,590)	(63,465)	(67,244)	(253,700)	(8,799)	529,391
Investments - affiliated	—	—	(233)	—	—	—	—
Foreign currency	—	(5)	6	—	—	(3)	2
Forward foreign currency contracts	—	(34)	(18)	—	—	—	—
Futures/futures options contracts	2,228	(67)	5	18	140	(1,435)	—
Swap agreements	(155)	—	—	—	—	—	—
Net realized and unrealized gain (loss)	73,464	(33,476)	(66,739)	(76,168)	(323,644)	(24,940)	862,637
Change in net assets from operations	$91,022	$(31,280)	$(63,128)	$(73,761)	$(301,496)	$(21,804)	$854,688
(a) Affiliated income	$125	$31	$56	$125	$177	$184	$1,159

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Investment income
Dividends (a)	$22,275	$69	$207	$46,042	$3,857	$3,325	$3,902
Foreign taxes withheld	(47)	—	—	(400)	—	—	—
Interest	—	19,457	12,286	154	—	—	—
Securities lending (a)	100	14	14	118	95	93	97
Total investment income	22,328	19,540	12,507	45,914	3,952	3,418	3,999

Expenses
Advisory fees	16,566	2,278	1,270	9,291	439	335	417
Administrative fees	2,664	739	353	1,921	330	252	313
12b-1 fees (Class A)	7,892	1,898	186	2,770	629	486	604
Legal fees	14	4	1	10	1	1	1
Board of trustee fees	47	14	4	32	4	3	4
Chief compliance officer fees	3	1	—	2	—	—	—
Other expenses	31	9	3	23	2	2	2
Total expenses	27,217	4,943	1,817	14,049	1,405	1,079	1,341
Expense waiver	(124)	—	—	—	(66)	(60)	(74)
Net expenses	27,093	4,943	1,817	14,049	1,339	1,019	1,267
Net investment income (loss)	(4,765)	14,597	10,690	31,865	2,613	2,399	2,732

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	206,917	5,016	(44,000)	(197,502)	1,283	196	1,052
Foreign currency	1	—	(2)	17	—	—	—
Futures/futures options contracts	—	4,239	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(369,858)	11,504	6,970	(453,418)	(22,474)	(6,107)	(17,170)
Foreign currency	1	—	—	3	—	—	—
Futures/futures options contracts	—	(385)	—	—	—	—	—
Net realized and unrealized gain (loss)	(162,939)	20,374	(37,032)	(650,900)	(21,191)	(5,911)	(16,118)
Change in net assets from operations	$(167,704)	$34,971	$(26,342)	$(619,035)	$(18,578)	$(3,512)	$(13,386)
(a) Affiliated income	$1,281	$83	$134	$183	$99	$96	$102

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$2,448	$72,900	$—	$19,391
Foreign taxes withheld	(9)	(1,618)	—	(131)
Interest	963	39,304	6,308	—
Net prime broker interest income	1	—	—	—
Securities lending (a)	—	64	—	17
Total investment income	3,403	110,650	6,308	19,277

Expenses
Advisory fees	1,205	13,050	1,542	2,530
Administrative fees	115	3,844	978	666
12b-1 fees (Class A)	65	12,258	2,877	1,044
Legal fees	1	20	5	3
Board of trustee fees	2	72	23	12
Chief compliance officer fees	—	5	1	1
Dividends/interest on securities sold short	137	—	—	—
Other expenses	1	44	4	7
Total expenses	1,526	29,293	5,430	4,263
Expense waiver	—	—	(2,023)	—
Net expenses	1,526	29,293	3,407	4,263
Net investment income (loss)	1,877	81,357	2,901	15,014

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(26,439)	(156,172)	6	(10,938)
Securities sold short	10,354	—	—	—
Brokerage commissions recaptured	—	8	—	6
Purchased options	14,938	—	—	—
Written options	2,659	—	—	—
Foreign currency	149	(18)	—	—
Forward foreign currency contracts	623	(4)	—	1
Futures/futures options contracts	—	(1,055)	—	—
Swap agreements	(15,604)	(914)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(17,191)	(382,461)	—	(240,959)
Investment securities sold short	726	—	—	—
Purchased options	1,482	—	—	—
Written options	291	—	—	—
Foreign currency	—	19	—	32
Forward foreign currency contracts	637	—	—	(13)
Futures/futures options contracts	—	38	—	—
Swap agreements	(3,490)	—	—	—
Net realized and unrealized gain (loss)	(30,865)	(540,559)	6	(251,871)
Change in net assets from operations	$(28,988)	$(459,202)	$2,907	$(236,857)
(a) Affiliated income	$46	$623	$—	$85

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Cash Flows (in thousands)

For the Period Ended June 30, 2020

	JNL Multi-Manager Alternative Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase (decrease) in net assets from operations	$(28,039)	$(23,410)	$71,113
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash flow provided by operating activities:
Purchase of long-term investments	(758,550)	(92,294)	(1,425,189)
Proceeds from sales and maturities of long-term investments	800,577	126,912	1,572,312
Net (purchases) sales of short-term investments	64,467	(855)	(14,698)
Proceeds from securities sold short/forward sales commitments	417,338	71,818	7,812
Purchases to cover securities sold short/forward sales commitments	(366,043)	(84,073)	(12,251)
Decrease (increase) in receivable for investment securities sold	(6,684)	18,389	(15,740)
Increase (decrease) in payable for investment securities purchased	6,672	(15,983)	16,556
Decrease (increase) in receivable for dividends and interest	1,697	64	(2,110)
Decrease in payable for dividends on securities sold short	(56)	(41)	-
Increase (decrease) in payable for interest expense and brokerage charges	93	(10)	(151)
Decrease in payable for expenses	(268)	(50)	(66)
Decrease (increase) in receivable for deposits with brokers and counterparties	12,807	(6)	3,631
Increase in payable for deposits from counterparties	1,043	-	3,813
Increase in other assets	(13)	(2)	(10)
Net amortization	373	-	2,418
Net inflation compensation	(21)	-	2,848
Net increase (decrease) in OTC swap agreements	102	-	(3,688)
Net increase (decrease) in variation margin on futures/futures option contracts and swap agreements	(8,446)	401	(14,719)
Gain (loss) from currency transactions	(1,202)	-	2,001
Change in unrealized (appreciation) depreciation on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	49,452	26,782	(25,510)
Net realized (gain) loss on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	(14,654)	(2,257)	(46,258)
Net cash flow provided by operating activities	170,645	25,385	122,114
Cash flows used in financing activities
Net redemptions from capital share transactions	(163,571)	(25,538)	(85,149)
Decrease in payable for reverse repurchase agreements	-	-	(67,276)
Net borrowing from secured financing transactions	-	-	118
Net fees from secured borrowing transactions	-	-	(106)
Decrease in receivable for treasury roll transactions	-	-	(73,662)
Decrease in payable for treasury roll transactions	-	-	111,683
Net decrease in cash collateral proceeds from securities lending activity	-	(99)	-
Net cash flow used in financing activities	(163,571)	(25,637)	(114,392)
Net increase (decrease) in cash and cash equivalents	7,074	(252)	7,722
Cash and cash equivalents at beginning of period	25,871	799	4,320
Cash and cash equivalents at end of period	$32,945	$547	12,042

Supplemental disclosure of operating activities:
Short holding borrowing fees during the period	$923	$299	$-
Interest expense during the period	17	-	1,847

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of Assets and Liabilities and Statements of Cash Flows:

Cash	$27,187	$95	$7,939
Foreign currency	3,458	-	4,103
Cash collateral segregated for short sales	2,300	452	-
Total cash and cash equivalents presented in the statements of cash flows	$32,945	$547	$12,042

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund
Operations
Net investment income (loss)	$6,759	$9,399	$1,460	$3,914	$(5,759)	$1,772	$859
Net realized gain (loss)	14,654	(136,617)	747	14,482	77,239	(41,161)	140
Net change in unrealized appreciation
(depreciation)	(49,452)	104,335	(6,819)	(103,873)	81,194	(147,992)	(2,149)
Change in net assets from operations	(28,039)	(22,883)	(4,612)	(85,477)	152,674	(187,381)	(1,150)
Share transactions[1]
Proceeds from the sale of shares
Class A	9,694	46,661	1,444	55,600	288,827	85,408	—
Class I	280,657	111,413	26,863	157,950	91,559	69,907	39,566
Proceeds in connection with acquisition
Class A	172,043	449,205	—	—	—	—	—
Class I	—	212,880	—	—	—	—	—
Cost of shares redeemed
Class A	(14,704)	(90,062)	(3,785)	(46,309)	(358,614)	(87,354)	—
Class I	(611,427)	(54,113)	(59,125)	(133,407)	(166,511)	(75,164)	(18,444)
Change in net assets from
share transactions	(163,737)	675,984	(34,603)	33,834	(144,739)	(7,203)	21,122
Change in net assets	(191,776)	653,101	(39,215)	(51,643)	7,935	(194,584)	19,972
Net assets beginning of period	1,220,465	781,704	286,861	1,194,140	2,408,617	1,110,469	85,170
Net assets end of period	$1,028,689	$1,434,805	$247,646	$1,142,497	$2,416,552	$915,885	$105,142

[1]Share transactions
Shares sold
Class A	950	5,559	148	4,341	9,537	7,886	—
Class I	27,669	14,452	2,851	13,468	2,940	6,970	3,261
Shares issued in connection with acquisition
Class A	17,256	60,054	—	—	—	—	—
Class I	—	28,384	—	—	—	—	—
Shares redeemed
Class A	(1,437)	(10,778)	(447)	(3,817)	(12,342)	(7,529)	—
Class I	(60,730)	(6,208)	(6,083)	(10,255)	(4,935)	(6,529)	(1,520)
Change in shares
Class A	16,769	54,835	(299)	524	(2,805)	357	—
Class I	(33,061)	36,628	(3,232)	3,213	(1,995)	441	1,741
Purchases and sales of long term
investments
Purchase of securities	$675,170	$1,423,757	$105,240	$471,673	$778,991	$276,555	$31,647
Purchase of U.S. government securities	83,380	—	—	—	—	—	—
Total purchases	$758,550	$1,423,757	$105,240	$471,673	$778,991	$276,555	$31,647
Proceeds from sales of securities	$676,586	$214,006	$139,038	$454,133	$921,454	$271,856	$6,937
Proceeds from sales of U.S. government
securities	123,991	—	—	—	—	—	—
Total proceeds from sales	$800,577	$214,006	$139,038	$454,133	$921,454	$271,856	$6,937
Securities sold short covers	$366,043	$—	$—	$—	$—	$—	$—
Securities sold short proceeds	$417,338	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/AQR Large Cap Defensive Style Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund
Operations
Net investment income (loss)	$231	$828	$(106)	$274	$10,889	$7,507	$(5,155)
Net realized gain (loss)	(826)	2,534	536	(1,540)	24,283	(47,730)	102,004
Net change in unrealized appreciation
(depreciation)	(793)	(26,773)	(1,305)	(1,494)	(52,313)	(54,379)	399,733
Change in net assets from operations	(1,388)	(23,411)	(875)	(2,760)	(17,141)	(94,602)	496,582
Share transactions[1]
Proceeds from the sale of shares
Class A	34,125	17,204	10,876	5,813	157,977	54,550	563,064
Class I	747	151	30	115	4,770	1,248	122,655
Proceeds in connection with acquisition
Class A	—	—	—	—	—	74,607	—
Class I	—	—	—	—	—	1	—
Cost of shares redeemed
Class A	(26,106)	(42,515)	(21,785)	(887)	(420,419)	(93,499)	(502,895)
Class I	(142)	(387)	(48)	(2)	(4,496)	(2,012)	(245,535)
Change in net assets from
share transactions	8,624	(25,547)	(10,927)	5,039	(262,168)	34,895	(62,711)
Change in net assets	7,236	(48,958)	(11,802)	2,279	(279,309)	(59,707)	433,871
Net assets beginning of period	37,846	318,619	92,991	24,956	3,601,765	645,671	3,921,009
Net assets end of period	$45,082	$269,661	$81,189	$27,235	$3,322,456	$585,964	$4,354,880

[1]Share transactions
Shares sold
Class A	3,428	1,477	1,420	649	12,520	8,525	12,315
Class I	75	11	4	12	383	177	2,502
Shares issued in connection with acquisition
Class A	—	—	—	—	—	12,311	—
Shares redeemed
Class A	(2,621)	(3,561)	(2,839)	(104)	(33,306)	(14,432)	(11,462)
Class I	(14)	(33)	(6)	—	(359)	(278)	(5,023)
Change in shares
Class A	807	(2,084)	(1,419)	545	(20,786)	6,404	853
Class I	61	(22)	(2)	12	24	(101)	(2,521)
Purchases and sales of long term
investments
Purchase of securities	$23,729	$92,294	$—	$22,905	$1,678,176	$302,431	$1,060,156
Purchase of U.S. government securities	—	—	—	—	1,574,999	—	—
Total purchases	$23,729	$92,294	$—	$22,905	$3,253,175	$302,431	$1,060,156
Proceeds from sales of securities	$14,990	$126,912	$—	$17,373	$1,538,499	$276,426	$1,136,589
Proceeds from sales of U.S. government
securities	—	—	—	—	1,749,824	—	—
Total proceeds from sales	$14,990	$126,912	$—	$17,373	$3,288,323	$276,426	$1,136,589
Securities sold short covers	$—	$84,073	$—	$—	$58,248	$—	$—
Securities sold short proceeds	$—	$71,818	$—	$—	$79,971	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Boston Partners Global Long Short Equity Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Operations
Net investment income (loss)	$486	$14,144	$1,210	$827	$6,783	$51,565	$13,114
Net realized gain (loss)	(56,074)	(155,070)	20,064	(133)	43,233	28,583	(6,903)
Net change in unrealized appreciation
(depreciation)	(2,629)	(138,155)	59,547	(10,441)	(154,508)	(25,756)	(27,547)
Change in net assets from operations	(58,217)	(279,081)	80,821	(9,747)	(104,492)	54,392	(21,336)
Share transactions[1]
Proceeds from the sale of shares
Class A	11,470	48,566	112,697	14,766	122,321	217,224	24,937
Class I	5,656	91,394	103,811	11,754	21,040	330,276	93,010
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	92,842
Class I	—	—	—	—	—	—	36,595
Cost of shares redeemed
Class A	(9,252)	(63,774)	(80,449)	(1,975)	(203,088)	(396,507)	(24,809)
Class I	(310,864)	(223,057)	(171,177)	(7,174)	(21,382)	(234,015)	(156,222)
Change in net assets from
share transactions	(302,990)	(146,871)	(35,118)	17,371	(81,109)	(83,022)	66,353
Change in net assets	(361,207)	(425,952)	45,703	7,624	(185,601)	(28,630)	45,017
Net assets beginning of period	400,891	1,511,840	1,211,671	73,233	1,305,169	3,826,850	645,465
Net assets end of period	$39,684	$1,085,888	$1,257,374	$80,857	$1,119,568	$3,798,220	$690,482

[1]Share transactions
Shares sold
Class A	1,259	4,080	8,266	1,657	9,068	16,500	2,167
Class I	641	7,572	7,270	1,289	1,446	23,340	8,813
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	8,918
Class I	—	—	—	—	—	—	3,563
Shares redeemed
Class A	(1,056)	(5,280)	(5,895)	(224)	(14,606)	(30,395)	(2,233)
Class I	(35,580)	(19,046)	(11,961)	(786)	(1,392)	(16,520)	(14,752)
Change in shares
Class A	203	(1,200)	2,371	1,433	(5,538)	(13,895)	8,852
Class I	(34,939)	(11,474)	(4,691)	503	54	6,820	(2,376)
Purchases and sales of long term
investments
Purchase of securities	$252,437	$365,312	$194,229	$20,740	$45,270	$525,874	$213,070
Purchase of U.S. government securities	—	—	—	—	—	1,341,393	—
Total purchases	$252,437	$365,312	$194,229	$20,740	$45,270	$1,867,267	$213,070
Proceeds from sales of securities	$507,181	$493,332	$222,483	$3,067	$121,636	$459,790	$147,615
Proceeds from sales of U.S. government
securities	—	—	—	—	—	1,345,712	—
Total proceeds from sales	$507,181	$493,332	$222,483	$3,067	$121,636	$1,805,502	$147,615
Securities sold short covers	$225,219	$—	$—	$—	$—	$314	$—
Securities sold short proceeds	$94,346	$—	$—	$—	$—	$314	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund
Operations
Net investment income (loss)	$17,482	$11,521	$7,455	$14,870	$8,540	$33,165	$2,383
Net realized gain (loss)	(65,884)	14,796	(2,500)	(122,114)	(47,719)	(119,027)	(40,670)
Net change in unrealized appreciation
(depreciation)	(170,557)	23,532	(96,405)	41,676	(20,853)	(113,045)	(104,191)
Change in net assets from operations	(218,959)	49,849	(91,450)	(65,568)	(60,032)	(198,907)	(142,478)
Share transactions[1]
Proceeds from the sale of shares
Class A	239,271	139,161	47,516	47,160	41,070	122,542	51,097
Class I	74,973	148,876	183,733	26,167	424	814	989
Proceeds in connection with acquisition
Class A	—	—	—	45,290	—	—	—
Class I	—	—	—	924	—	—	—
Cost of shares redeemed
Class A	(280,321)	(150,824)	(116,991)	(106,550)	(120,764)	(242,231)	(78,060)
Class I	(97,610)	(21,628)	(90,429)	(428,163)	(117)	(910)	(533)
Change in net assets from
share transactions	(63,687)	115,585	23,829	(415,172)	(79,387)	(119,785)	(26,507)
Change in net assets	(282,646)	165,434	(67,621)	(480,740)	(139,419)	(318,692)	(168,985)
Net assets beginning of period	2,093,084	1,009,542	1,015,104	1,100,524	1,211,473	1,881,081	600,191
Net assets end of period	$1,810,438	$1,174,976	$947,483	$619,784	$1,072,054	$1,562,389	$431,206

[1]Share transactions
Shares sold
Class A	16,521	11,337	3,353	4,994	2,987	10,570	6,845
Class I	5,523	11,911	15,111	2,697	31	72	125
Shares issued in connection with acquisition
Class A	—	—	—	4,953	—	—	—
Class I	—	—	—	108	—	—	—
Shares redeemed
Class A	(20,286)	(12,460)	(8,287)	(11,381)	(8,813)	(21,397)	(10,391)
Class I	(6,544)	(1,759)	(6,478)	(45,036)	(9)	(82)	(71)
Change in shares
Class A	(3,765)	(1,123)	(4,934)	(1,434)	(5,826)	(10,827)	(3,546)
Class I	(1,021)	10,152	8,633	(42,231)	22	(10)	54
Purchases and sales of long term
investments
Purchase of securities	$340,393	$226,294	$475,825	$25,599	$342,967	$274,057	$95,087
Purchase of U.S. government securities	710,973	365,286 (a)	—	195,021	138,893	54,353	—
Total purchases	$1,051,366	$591,580	$475,825	$220,620	$481,860	$328,410	$95,087
Proceeds from sales of securities	$360,349	$68,298	$457,958	$292,266	$420,230	$287,789	$116,353
Proceeds from sales of U.S. government
securities	656,744	462,623 (a)	—	300,689	132,466	135,635	—
Total proceeds from sales	$1,017,093	$530,921	$457,958	$592,955	$552,696	$423,424	$116,353
Securities sold short covers	$—	$53,533	$—	$—	$—	$224	$—
Securities sold short proceeds	$—	$39,612	$—	$—	$9	$224	$—

(a)	Amounts exclude $711,626 and $670,577 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Goldman Sachs Competitive Advantage Fund	JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Goldman Sachs International 5 Fund	JNL/Goldman Sachs Intrinsic Value Fund	JNL/Goldman Sachs Total Yield Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund
Operations
Net investment income (loss)	$14,247	$73,704	$826	$22,333	$20,998	$1,369	$2,315
Net realized gain (loss)	20,411	(80,713)	(4,141)	(45,989)	(55,994)	(23,792)	(12,451)
Net change in unrealized appreciation
(depreciation)	(126,827)	(1,040,107)	(10,046)	(435,793)	(371,038)	6,544	(131,076)
Change in net assets from operations	(92,169)	(1,047,116)	(13,361)	(459,449)	(406,034)	(15,879)	(141,212)
Share transactions[1]
Proceeds from the sale of shares
Class A	59,361	223,561	18,026	50,663	36,356	42,550	35,049
Class I	184,105	42,399	150	41,036	32,330	71,268	25,848
Cost of shares redeemed
Class A	(161,617)	(400,988)	(13,076)	(121,925)	(58,586)	(21,754)	(67,507)
Class I	(492,611)	(102,703)	(118)	(102,829)	(88,583)	(112,303)	(58,630)
Change in net assets from
share transactions	(410,762)	(237,731)	4,982	(133,055)	(78,483)	(20,239)	(65,240)
Change in net assets	(502,931)	(1,284,847)	(8,379)	(592,504)	(484,517)	(36,118)	(206,452)
Net assets beginning of period	2,645,217	5,280,293	63,549	2,396,848	2,045,007	648,903	862,197
Net assets end of period	$2,142,286	$3,995,446	$55,170	$1,804,344	$1,560,490	$612,785	$655,745

[1]Share transactions
Shares sold
Class A	3,673	18,114	2,147	4,617	3,333	4,329	4,047
Class I	11,774	3,343	19	3,414	2,721	6,957	3,046
Shares redeemed
Class A	(10,064)	(32,534)	(1,607)	(10,477)	(5,352)	(2,299)	(7,780)
Class I	(31,128)	(7,991)	(15)	(7,899)	(6,838)	(11,663)	(6,694)
Change in shares
Class A	(6,391)	(14,420)	540	(5,860)	(2,019)	2,030	(3,733)
Class I	(19,354)	(4,648)	4	(4,485)	(4,117)	(4,706)	(3,648)
Purchases and sales of long term
investments
Purchase of securities	$280,340	$474,859	$44,722	$330,499	$330,844	$372,086	$119,003
Proceeds from sales of securities	$681,481	$646,736	$38,329	$427,434	$376,576	$381,379	$179,165

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund
Operations
Net investment income (loss)	$2,347	$13,519	$1,117	$12,116	$5,271	$(4,912)	$2,581
Net realized gain (loss)	(22,131)	(11,630)	58,280	(121,518)	(12,896)	88,852	7,771
Net change in unrealized appreciation
(depreciation)	(6,298)	(149,341)	(109,649)	(131,863)	(81,307)	(13,394)	64,853
Change in net assets from operations	(26,082)	(147,452)	(50,252)	(241,265)	(88,932)	70,546	75,205
Share transactions[1]
Proceeds from the sale of shares
Class A	18,938	32,293	87,156	70,720	61,545	171,617	29,401
Class I	36,192	195,339	68,979	2,923	13,923	4,678	186
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	1,227,744
Class I	—	—	—	—	—	—	1,601
Cost of shares redeemed
Class A	(16,323)	(21,974)	(258,954)	(146,155)	(119,254)	(308,541)	(55,051)
Class I	(42,740)	(35,321)	(147,536)	(35,404)	(20,268)	(53,263)	(11,514)
Change in net assets from
share transactions	(3,933)	170,337	(250,355)	(107,916)	(64,054)	(185,509)	1,192,367
Change in net assets	(30,015)	22,885	(300,607)	(349,181)	(152,986)	(114,963)	1,267,572
Net assets beginning of period	197,831	971,172	2,594,681	1,228,539	1,110,418	1,863,421	51,597
Net assets end of period	$167,816	$994,057	$2,294,074	$879,358	$957,432	$1,748,458	$1,319,169

[1]Share transactions
Shares sold
Class A	1,766	3,355	5,167	8,070	5,078	6,975	2,614
Class I	4,301	18,837	4,049	287	1,123	169	17
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	113,365
Class I	—	—	—	—	—	—	147
Shares redeemed
Class A	(1,590)	(2,284)	(15,534)	(16,218)	(9,860)	(12,705)	(4,922)
Class I	(4,481)	(3,599)	(7,950)	(3,201)	(1,479)	(1,858)	(1,057)
Change in shares
Class A	176	1,071	(10,367)	(8,148)	(4,782)	(5,730)	111,057
Class I	(180)	15,238	(3,901)	(2,914)	(356)	(1,689)	(893)
Purchases and sales of long term
investments
Purchase of securities	$324,831	$236,431	$181,623	$713,398	$266,516	$549,347	$1,512,652
Purchase of U.S. government securities	—	—	—	—	—	—	23,099
Total purchases	$324,831	$236,431	$181,623	$713,398	$266,516	$549,347	$1,535,751
Proceeds from sales of securities	$325,828	$34,352	$420,589	$810,569	$326,769	$743,336	$384,430
Proceeds from sales of U.S. government
securities	—	—	—	—	—	—	1,409
Total proceeds from sales	$325,828	$34,352	$420,589	$810,569	$326,769	$743,336	$385,839
Securities sold short covers	$—	$—	$—	$—	$—	$—	$24,769
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$28,590

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/JPMorgan Growth & Income Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund(a)	JNL/Mellon Bond Index Fund
Operations
Net investment income (loss)	$6,327	$1,836	$(3,025)	$13,748	$1,005	$356	$11,942
Net realized gain (loss)	(73,351)	4,724	236,071	2,943	4,726	40	10,367
Net change in unrealized appreciation
(depreciation)	(41,694)	8,767	33,160	77,754	75,421	1,777	49,256
Change in net assets from operations	(108,718)	15,327	266,206	94,445	81,152	2,173	71,565
Share transactions[1]
Proceeds from the sale of shares
Class A	43,670	66,785	430,711	961,297	15,056	47,371	255,275
Class I	250,894	86,583	93,378	428,548	61,775	90,582	23,365
Proceeds in connection with acquisition
Class A	140,070	115,670	—	—	333,689	—	—
Class I	777	805	—	—	1,626	—	—
Cost of shares redeemed
Class A	(77,275)	(28,034)	(392,519)	(394,997)	(17,684)	(4,804)	(170,133)
Class I	(3,753)	(109,580)	(142,974)	(91,199)	(72,815)	(780)	(78,930)
Change in net assets from
share transactions	354,383	132,229	(11,404)	903,649	321,647	132,369	29,577
Change in net assets	245,665	147,556	254,802	998,094	402,799	134,542	101,142
Net assets beginning of period	633,321	285,395	2,409,640	1,224,165	312,532	—	1,210,356
Net assets end of period	$878,986	$432,951	$2,664,442	$2,222,259	$715,331	$134,542	$1,311,498

[1]Share transactions
Shares sold
Class A	4,511	6,360	10,417	68,165	1,270	4,677	20,407
Class I	26,540	8,208	2,242	28,471	5,652	9,047	1,805
Shares issued in connection with acquisition
Class A	15,208	10,995	—	—	31,391	—	—
Class I	83	76	—	—	152	—	—
Shares redeemed
Class A	(7,412)	(2,689)	(9,872)	(27,921)	(1,519)	(473)	(13,665)
Class I	(384)	(10,478)	(3,285)	(6,091)	(6,507)	(77)	(6,153)
Change in shares
Class A	12,307	14,666	545	40,244	31,142	4,204	6,742
Class I	26,239	(2,194)	(1,043)	22,380	(703)	8,970	(4,348)
Purchases and sales of long term
investments
Purchase of securities	$864,068	$311,157	$945,419	$188,053	$386,994	$125,027	$80,888
Purchase of U.S. government securities	—	—	—	1,132,637	—	11,730	415,841 (b)
Total purchases	$864,068	$311,157	$945,419	$1,320,690	$386,994	$136,757	$496,729
Proceeds from sales of securities	$469,405	$193,088	$967,887	$20,199	$69,613	$5,167	$42,448
Proceeds from sales of U.S. government
securities	—	—	—	442,762	—	7,982	440,212 (b)
Total proceeds from sales	$469,405	$193,088	$967,887	$462,961	$69,613	$13,149	$482,660
Securities sold short covers	$—	$75,094	$—	$—	$—	$—	$15,178
Securities sold short proceeds	$—	$68,382	$—	$—	$—	$—	$16,884

(a)	Period from commencement of operations April 27, 2020.
(b)	Amounts exclude $327,266 and $299,377 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Emerging Markets Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund
Operations
Net investment income (loss)	$442	$2,684	$1,997	$8,497	$7,607	$18,587	$11,515
Net realized gain (loss)	1,479	35,991	2,609	1,440	(6,209)	(108,860)	18,578
Net change in unrealized appreciation
(depreciation)	(2,825)	37,190	(11,185)	(92,092)	(124,649)	(271,354)	(350,593)
Change in net assets from operations	(904)	75,865	(6,579)	(82,155)	(123,251)	(361,627)	(320,500)
Share transactions[1]
Proceeds from the sale of shares
Class A	58,146	127,603	140,632	164,742	93,425	243,797	144,508
Class I	1,233	2,545	1,815	4,809	4,812	2,540	3,738
Proceeds in connection with acquisition
Class A	—	—	—	92,345	—	—	—
Class I	—	—	—	4,656	—	—	—
Cost of shares redeemed
Class A	(35,351)	(242,483)	(75,165)	(199,181)	(199,836)	(160,557)	(228,402)
Class I	(456)	(1,194)	(1,227)	(2,907)	(3,385)	(2,355)	(1,542)
Change in net assets from
share transactions	23,572	(113,529)	66,055	64,464	(104,984)	83,425	(81,698)
Change in net assets	22,668	(37,664)	59,476	(17,691)	(228,235)	(278,202)	(402,198)
Net assets beginning of period	159,335	1,315,125	153,100	1,034,751	1,178,432	1,088,935	1,354,652
Net assets end of period	$182,003	$1,277,461	$212,576	$1,017,060	$950,197	$810,733	$952,454

[1]Share transactions
Shares sold
Class A	4,225	5,243	12,635	5,702	9,636	19,314	12,390
Class I	95	97	157	167	486	172	310
Shares issued in connection with acquisition
Class A	—	—	—	3,338	—	—	—
Class I	—	—	—	167	—	—	—
Shares redeemed
Class A	(2,634)	(10,511)	(6,645)	(6,860)	(20,868)	(10,601)	(18,987)
Class I	(34)	(50)	(105)	(102)	(347)	(135)	(138)
Change in shares
Class A	1,591	(5,268)	5,990	2,180	(11,232)	8,713	(6,597)
Class I	61	47	52	232	139	37	172
Purchases and sales of long term
investments
Purchase of securities	$38,114	$30,359	$108,019	$253,233	$43,342	$177,942	$51,084
Proceeds from sales of securities	$14,415	$140,790	$40,094	$162,995	$141,594	$74,030	$120,374

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon MSCI World Index Fund
Operations
Net investment income (loss)	$15,195	$363	$9,917	$18,702	$196	$391	$2,717
Net realized gain (loss)	52,786	251	138,437	(9,574)	(677)	1,036	(1,213)
Net change in unrealized appreciation
(depreciation)	(47,019)	(9,669)	338,078	(210,796)	(1,750)	(1,494)	(23,750)
Change in net assets from operations	20,962	(9,055)	486,432	(201,668)	(2,231)	(67)	(22,246)
Share transactions[1]
Proceeds from the sale of shares
Class A	408,724	25,749	644,482	119,285	11,775	34,716	20,606
Class I	7,866	489	16,260	14,109	200	2,030	1,806
Cost of shares redeemed
Class A	(442,164)	(26,872)	(564,924)	(199,412)	(7,489)	(15,851)	(49,910)
Class I	(4,277)	(308)	(7,548)	(30,914)	(230)	(81)	(1,069)
Change in net assets from
share transactions	(29,851)	(942)	88,270	(96,932)	4,256	20,814	(28,567)
Change in net assets	(8,889)	(9,997)	574,702	(298,600)	2,025	20,747	(50,813)
Net assets beginning of period	3,351,229	76,601	3,487,041	1,805,001	25,857	66,336	370,977
Net assets end of period	$3,342,340	$66,604	$4,061,743	$1,506,401	$27,882	$87,083	$320,164

[1]Share transactions
Shares sold
Class A	13,391	2,594	29,159	10,190	1,274	2,663	833
Class I	248	46	708	1,154	23	165	72
Shares redeemed
Class A	(14,674)	(2,573)	(26,276)	(17,078)	(822)	(1,265)	(2,003)
Class I	(137)	(30)	(331)	(2,513)	(24)	(6)	(46)
Change in shares
Class A	(1,283)	21	2,883	(6,888)	452	1,398	(1,170)
Class I	111	16	377	(1,359)	(1)	159	26
Purchases and sales of long term
investments
Purchase of securities	$222,730	$14,764	$308,405	$31,116	$9,424	$28,324	$4,902
Proceeds from sales of securities	$266,905	$15,142	$222,028	$108,712	$4,950	$7,186	$28,780

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund	JNL/MFS Mid Cap Value Fund
Operations
Net investment income (loss)	$6,412	$1,715	$18,244	$62,449	$12,398	$4,363	$9,247
Net realized gain (loss)	51,570	3,240	(9,100)	51,687	8,227	3,812	(19,778)
Net change in unrealized appreciation
(depreciation)	553,837	(28,473)	(408,239)	(426,548)	(485,948)	(55,310)	(209,922)
Change in net assets from operations	611,819	(23,518)	(399,095)	(312,412)	(465,323)	(47,135)	(220,453)
Share transactions[1]
Proceeds from the sale of shares
Class A	906,347	48,795	244,871	1,234,082	231,552	125,906	113,128
Class I	25,734	3,322	14,571	15,544	11,112	2,253	10,608
Proceeds in connection with acquisition
Class A	155,851	—	141,732	—	—	—	337,730
Class I	5,243	—	487	—	—	—	1,390
Cost of shares redeemed
Class A	(629,601)	(92,583)	(343,880)	(1,153,758)	(297,004)	(120,798)	(138,052)
Class I	(14,122)	(2,976)	(26,590)	(55,875)	(12,684)	(3,086)	(133,552)
Change in net assets from
share transactions	449,452	(43,442)	31,191	39,993	(67,024)	4,275	191,252
Change in net assets	1,061,271	(66,960)	(367,904)	(272,419)	(532,347)	(42,860)	(29,201)
Net assets beginning of period	3,405,499	173,680	3,208,436	9,217,128	2,611,074	347,949	1,424,635
Net assets end of period	$4,466,770	$106,720	$2,840,532	$8,944,709	$2,078,727	$305,089	$1,395,434

[1]Share transactions
Shares sold
Class A	28,444	4,152	13,332	56,541	15,249	8,258	10,740
Class I	1,206	290	749	670	690	144	1,022
Shares issued in connection with acquisition
Class A	4,962	—	8,362	—	—	—	34,710
Class I	253	—	28	—	—	—	141
Shares redeemed
Class A	(20,195)	(8,163)	(18,627)	(53,184)	(19,114)	(8,236)	(12,670)
Class I	(660)	(258)	(1,272)	(2,412)	(727)	(197)	(13,379)
Change in shares
Class A	13,211	(4,011)	3,067	3,357	(3,865)	22	32,780
Class I	799	32	(495)	(1,742)	(37)	(53)	(12,216)
Purchases and sales of long term
investments
Purchase of securities	$698,150	$26,549	$565,748	$249,933	$309,423	$66,567	$412,904
Proceeds from sales of securities	$203,899	$68,065	$453,286	$166,741	$374,260	$57,300	$215,085

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Small Cap Value Fund
Operations
Net investment income (loss)	$6,197	$12,403	$21,422	$(655)	$22,305	$48,426	$1,892
Net realized gain (loss)	17,922	(13,998)	19,487	46,258	(52,384)	(81,213)	(40,989)
Net change in unrealized appreciation
(depreciation)	(52,427)	(9,280)	(63,315)	25,510	(57,913)	(98,880)	(109,649)
Change in net assets from operations	(28,308)	(10,875)	(22,406)	71,113	(87,992)	(131,667)	(148,746)
Share transactions[1]
Proceeds from the sale of shares
Class A	107,328	86,098	182,296	198,311	106,000	180,368	31,622
Class I	113,489	19,620	215,458	64,300	4,291	40,045	2,613
Proceeds in connection with acquisition
Class A	27,498	—	50,226	—	—	—	—
Class I	952	—	72	—	—	—	—
Cost of shares redeemed
Class A	(70,974)	(138,954)	(178,138)	(221,470)	(336,522)	(316,701)	(64,454)
Class I	(101,340)	(79,647)	(209,480)	(120,734)	(26,820)	(71,548)	(3,559)
Change in net assets from
share transactions	76,953	(112,883)	60,434	(79,593)	(253,051)	(167,836)	(33,778)
Change in net assets	48,645	(123,758)	38,028	(8,480)	(341,043)	(299,503)	(182,524)
Net assets beginning of period	723,084	890,629	1,551,353	1,383,097	1,436,294	2,089,819	540,136
Net assets end of period	$771,729	$766,871	$1,589,381	$1,374,617	$1,095,251	$1,790,316	$357,612

[1]Share transactions
Shares sold
Class A	9,300	7,956	17,701	18,410	10,313	14,078	3,813
Class I	10,530	1,772	21,109	5,836	420	2,654	277
Shares issued in connection with acquisition
Class A	2,553	—	5,031	—	—	—	—
Class I	88	—	9	—	—	—	—
Shares redeemed
Class A	(6,315)	(13,113)	(17,695)	(20,850)	(33,266)	(24,806)	(6,913)
Class I	(9,043)	(7,159)	(20,610)	(11,191)	(2,669)	(4,679)	(371)
Change in shares
Class A	5,538	(5,157)	5,037	(2,440)	(22,953)	(10,728)	(3,100)
Class I	1,575	(5,387)	508	(5,355)	(2,249)	(2,025)	(94)
Purchases and sales of long term
investments
Purchase of securities	$355,842	$390,626	$476,047	$39,887	$198,159	$838,158	$57,218
Purchase of U.S. government securities	—	93,391 (a)	4,305,257	1,385,302	—	—	—
Total purchases	$355,842	$484,017	$4,781,304	$1,425,189	$198,159	$838,158	$57,218
Proceeds from sales of securities	$275,619	$360,240	$194,278	$70,071	$471,276	$991,099	$89,230
Proceeds from sales of U.S. government
securities	—	268,766 (a)	4,243,813	1,502,241	—	—	—
Total proceeds from sales	$275,619	$629,006	$4,438,091	$1,572,312	$471,276	$991,099	$89,230
Securities sold short covers	$—	$25	$18,524	$12,251	$—	$—	$—
Securities sold short proceeds	$—	$25	$19,075	$7,812	$—	$—	$—

(a)	Amounts exclude $1,228,976 and $1,169,723 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Established Growth Fund
Operations
Net investment income (loss)	$17,558	$2,196	$3,611	$2,407	$22,148	$3,136	$(7,949)
Net realized gain (loss)	38,645	(2,780)	(3,034)	(8,942)	(70,084)	(14,703)	333,244
Net change in unrealized appreciation
(depreciation)	34,819	(30,696)	(63,705)	(67,226)	(253,560)	(10,237)	529,393
Change in net assets from operations	91,022	(31,280)	(63,128)	(73,761)	(301,496)	(21,804)	854,688
Share transactions[1]
Proceeds from the sale of shares
Class A	215,709	17,121	22,396	41,745	61,020	21,830	803,904
Class I	287,509	383	101	777	935	200	301,773
Cost of shares redeemed
Class A	(124,935)	(39,089)	(41,068)	(63,489)	(264,751)	(73,546)	(1,030,639)
Class I	(212,497)	(214)	(157)	(491)	(1,565)	(99)	(656,537)
Change in net assets from
share transactions	165,786	(21,799)	(18,728)	(21,458)	(204,361)	(51,615)	(581,499)
Change in net assets	256,808	(53,079)	(81,856)	(95,219)	(505,857)	(73,419)	273,189
Net assets beginning of period	1,390,248	225,944	324,080	424,272	2,791,931	507,775	10,180,948
Net assets end of period	$1,647,056	$172,865	$242,224	$329,053	$2,286,074	$434,356	$10,454,137

[1]Share transactions
Shares sold
Class A	16,595	1,588	2,392	8,628	4,963	1,724	16,573
Class I	21,900	35	11	172	74	16	5,932
Shares redeemed
Class A	(9,653)	(3,702)	(4,336)	(12,636)	(20,946)	(5,866)	(21,623)
Class I	(16,476)	(19)	(16)	(106)	(127)	(8)	(12,536)
Change in shares
Class A	6,942	(2,114)	(1,944)	(4,008)	(15,983)	(4,142)	(5,050)
Class I	5,424	16	(5)	66	(53)	8	(6,604)
Purchases and sales of long term
investments
Purchase of securities	$731,458	$26,878	$12,788	$41,253	$402,916	$130,511	$2,193,153
Purchase of U.S. government securities	352,006	—	—	—	—	98,142	—
Total purchases	$1,083,464	$26,878	$12,788	$41,253	$402,916	$228,653	$2,193,153
Proceeds from sales of securities	$508,758	$46,861	$28,952	$60,675	$583,985	$133,617	$2,779,574
Proceeds from sales of U.S. government
securities	404,168	—	—	—	—	117,234	—
Total proceeds from sales	$912,926	$46,861	$28,952	$60,675	$583,985	$250,851	$2,779,574
Securities sold short covers	$—	$—	$—	$—	$—	$204	$—
Securities sold short proceeds	$—	$—	$—	$—	$—	$203	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Operations
Net investment income (loss)	$(4,765)	$14,597	$10,690	$31,865	$2,613	$2,399	$2,732
Net realized gain (loss)	206,918	9,255	(44,002)	(197,485)	1,283	196	1,052
Net change in unrealized appreciation
(depreciation)	(369,857)	11,119	6,970	(453,415)	(22,474)	(6,107)	(17,170)
Change in net assets from operations	(167,704)	34,971	(26,342)	(619,035)	(18,578)	(3,512)	(13,386)
Share transactions[1]
Proceeds from the sale of shares
Class A	400,689	481,679	40,019	206,170	126,760	87,375	110,858
Class I	21,169	81,197	202,171	176,832	6,445	2,943	4,464
Cost of shares redeemed
Class A	(720,148)	(336,207)	(45,810)	(259,299)	(44,700)	(55,179)	(42,196)
Class I	(213,282)	(83,414)	(163,193)	(273,640)	(3,379)	(2,353)	(4,367)
Change in net assets from
share transactions	(511,572)	143,255	33,187	(149,937)	85,126	32,786	68,759
Change in net assets	(679,276)	178,226	6,845	(768,972)	66,548	29,274	55,373
Net assets beginning of period	6,372,566	1,417,432	532,415	4,573,075	436,209	334,051	405,437
Net assets end of period	$5,693,290	$1,595,658	$539,260	$3,804,103	$502,757	$363,325	$460,810

[1]Share transactions
Shares sold
Class A	7,965	47,215	3,911	14,276	12,007	8,086	10,172
Class I	392	7,746	20,487	11,799	596	268	417
Shares redeemed
Class A	(14,370)	(32,972)	(4,480)	(17,681)	(4,249)	(5,117)	(3,994)
Class I	(3,788)	(8,096)	(15,740)	(17,412)	(286)	(217)	(414)
Change in shares
Class A	(6,405)	14,243	(569)	(3,405)	7,758	2,969	6,178
Class I	(3,396)	(350)	4,747	(5,613)	310	51	3
Purchases and sales of long term
investments
Purchase of securities	$569,430	$462,898	$633,449	$2,789,631	$171,992	$114,906	$167,440
Purchase of U.S. government securities	—	263,892	—	—	—	—	—
Total purchases	$569,430	$726,790	$633,449	$2,789,631	$171,992	$114,906	$167,440
Proceeds from sales of securities	$1,022,351	$308,278	$603,360	$2,903,686	$83,901	$80,447	$95,779
Proceeds from sales of U.S. government
securities	—	261,290	—	—	—	—	—
Total proceeds from sales	$1,022,351	$569,568	$603,360	$2,903,686	$83,901	$80,447	$95,779

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$1,877	$81,357	$2,901	$15,014
Net realized gain (loss)	(13,320)	(158,155)	6	(10,931)
Net change in unrealized appreciation
(depreciation)	(17,545)	(382,404)	—	(240,940)
Change in net assets from operations	(28,988)	(459,202)	2,907	(236,857)
Distributions to shareholders
From distributable earnings
Class A	—	—	(2,845)	—
Class I	—	—	(57)	—
Total distributions to shareholders	—	—	(2,902)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	14,585	645,911	2,360,395	63,920
Class I	74,042	13,718	128,698	108,954
Reinvestment of distributions
Class A	—	—	2,845	—
Class I	—	—	57	—
Cost of shares redeemed
Class A	(20,155)	(919,835)	(1,492,624)	(111,409)
Class I	(212,383)	(6,320)	(109,919)	(48,678)
Change in net assets from
share transactions	(143,911)	(266,526)	889,452	12,787
Change in net assets	(172,899)	(725,728)	889,457	(224,070)
Net assets beginning of period	308,345	8,925,103	1,276,560	1,515,434
Net assets end of period	$135,446	$8,199,375	$2,166,017	$1,291,364

[1]Share transactions
Shares sold
Class A	1,389	26,105	2,360,398	3,088
Class I	7,567	534	128,699	5,199
Reinvestment of distributions
Class A	—	—	2,844	—
Class I	—	—	55	—
Shares redeemed
Class A	(2,006)	(37,873)	(1,492,625)	(5,566)
Class I	(21,676)	(249)	(109,919)	(2,258)
Change in shares
Class A	(617)	(11,768)	870,617	(2,478)
Class I	(14,109)	285	18,835	2,941
Purchases and sales of long term
investments
Purchase of securities	$288,019	$2,535,160	$75,147	$419,394
Purchase of U.S. government securities	—	1,237,702	176,203	—
Total purchases	$288,019	$3,772,862	$251,350	$419,394
Proceeds from sales of securities	$435,470	$2,424,645	$5,200	$382,086
Proceeds from sales of U.S. government
securities	—	1,542,267	310,990	—
Total proceeds from sales	$435,470	$3,966,912	$316,190	$382,086
Securities sold short covers	$125,658	$145,265	$—	$—
Securities sold short proceeds	$130,363	$144,464	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund(a)	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund
Operations
Net investment income (loss)	$17,614	$19,704	$4,134	$6,989	$(7,985)	$7,573	$1,008
Net realized gain (loss)	(586)	5,794	(19,083)	88,016	227,041	11,915	498
Net change in unrealized appreciation
(depreciation)	85,609	98,764	90,942	178,349	434,916	235,503	12,252
Change in net assets from operations	102,637	124,262	75,993	273,354	653,972	254,991	13,758
Distributions to shareholders
From distributable earnings
Class A	—	(8,223)	(21)	—	—	—	—
Class I	—	(8,164)	(1,366)	—	—	—	—
Total distributions to shareholders	—	(16,387)	(1,387)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	4,776	104,806	5,904	102,949	511,379	134,049	—
Class I	188,604	62,562	30,422	276,380	67,874	91,265	58,500
Reinvestment of distributions
Class A	—	8,223	21	—	—	—	—
Class I	—	8,164	1,366	—	—	—	—
Cost of shares redeemed
Class A	(4,340)	(112,628)	(843)	(43,142)	(431,289)	(144,328)	—
Class I	(150,786)	(133,948)	(76,539)	(319,474)	(216,621)	(305,834)	(15,724)
Change in net assets from
share transactions	38,254	(62,821)	(39,669)	16,713	(68,657)	(224,848)	42,776
Change in net assets	140,891	45,054	34,937	290,067	585,315	30,143	56,534
Net assets beginning of year	1,079,574	736,650	251,924	904,073	1,823,302	1,080,326	28,636
Net assets end of year	$1,220,465	$781,704	$286,861	$1,194,140	$2,408,617	$1,110,469	$85,170

[1]Share transactions
Shares sold
Class A	462	10,547	615	7,924	17,451	10,317	—
Class I	18,221	6,274	3,219	21,416	2,194	6,939	4,841
Reinvestment of distributions
Class A	—	826	2	—	—	—	—
Class I	—	819	140	—	—	—	—
Shares redeemed
Class A	(422)	(11,380)	(89)	(3,301)	(14,766)	(11,107)	—
Class I	(14,617)	(13,557)	(8,052)	(24,104)	(6,823)	(23,281)	(1,298)
Change in shares
Class A	40	(7)	528	4,623	2,685	(790)	—
Class I	3,604	(6,464)	(4,693)	(2,688)	(4,629)	(16,342)	3,543

(a) Effective April 27, 2020, the name of JNL/Lazard Emerging Markets Fund was changed to JNL Multi-Manager Emerging Markets Equity Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/AQR Large Cap Defensive Style Fund(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Advantage International Fund(a)	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund
Operations
Net investment income (loss)	$318	$1,807	$1,534	$196	$44,219	$16,759	$(7,017)
Net realized gain (loss)	1,605	35,916	(497)	251	124,737	(46,170)	342,164
Net change in unrealized appreciation
(depreciation)	1,625	44,265	(508)	1,229	410,511	119,455	651,190
Change in net assets from operations	3,548	81,988	529	1,676	579,467	90,044	986,337
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(20)	—	—	—
Class I	—	—	—	(147)	—	—	—
Total distributions to shareholders	—	—	—	(167)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	40,728	25,393	9,977	3,186	296,084	75,114	600,897
Class I	25,628	4,626	2,446	25,159	8,690	2,750	150,664
Reinvestment of distributions
Class A	—	—	—	20	—	—	—
Class I	—	—	—	147	—	—	—
Cost of shares redeemed
Class A	(5,379)	(84,802)	(31,683)	(65)	(747,182)	(151,297)	(609,072)
Class I	(26,679)	(111,692)	(110,850)	(5,000)	(5,594)	(471)	(329,686)
Change in net assets from
share transactions	34,298	(166,475)	(130,110)	23,447	(448,002)	(73,904)	(187,197)
Change in net assets	37,846	(84,487)	(129,581)	24,956	131,465	16,140	799,140
Net assets beginning of year	—	403,106	222,572	—	3,470,300	629,531	3,121,869
Net assets end of year	$37,846	$318,619	$92,991	$24,956	$3,601,765	$645,671	$3,921,009

[1]Share transactions
Shares sold
Class A	4,004	2,111	1,310	319	23,886	9,716	14,696
Class I	2,561	406	312	2,516	713	349	3,516
Reinvestment of distributions
Class A	—	—	—	2	—	—	—
Class I	—	—	—	14	—	—	—
Shares redeemed
Class A	(519)	(6,999)	(4,137)	(7)	(60,336)	(19,443)	(14,981)
Class I	(2,508)	(9,454)	(14,423)	(474)	(459)	(60)	(7,763)
Change in shares
Class A	3,485	(4,888)	(2,827)	314	(36,450)	(9,727)	(285)
Class I	53	(9,048)	(14,111)	2,056	254	289	(4,247)

(a)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Boston Partners Global Long Short Equity Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund(a)	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Operations
Net investment income (loss)	$4,063	$43,443	$2,781	$449	$13,030	$112,711	$27,180
Net realized gain (loss)	(6,791)	2,178	8,448	124	59,135	10,416	(15,650)
Net change in unrealized appreciation
(depreciation)	23,674	213,931	208,875	4,828	232,100	143,650	48,876
Change in net assets from operations	20,946	259,552	220,104	5,401	304,265	266,777	60,406
Distributions to shareholders
From distributable earnings
Class A	—	(39,671)	—	—	—	(74,733)	—
Class I	—	(80,340)	—	—	—	(24,129)	—
Total distributions to shareholders	—	(120,011)	—	—	—	(98,862)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	19,283	67,863	263,849	9,251	224,824	399,503	51,275
Class I	13,493	121,423	322,292	68,225	14,583	476,054	136,023
Reinvestment of distributions
Class A	—	39,671	—	—	—	74,733	—
Class I	—	80,340	—	—	—	24,129	—
Cost of shares redeemed
Class A	(15,347)	(102,978)	(126,155)	(372)	(241,343)	(604,619)	(20,420)
Class I	(80,322)	(306,974)	(38,259)	(9,272)	(21,482)	(132,460)	(83,086)
Change in net assets from
share transactions	(62,893)	(100,655)	421,727	67,832	(23,418)	237,340	83,792
Change in net assets	(41,947)	38,886	641,831	73,233	280,847	405,255	144,198
Net assets beginning of year	442,838	1,472,954	569,840	—	1,024,322	3,421,595	501,267
Net assets end of year	$400,891	$1,511,840	$1,211,671	$73,233	$1,305,169	$3,826,850	$645,465

[1]Share transactions
Shares sold
Class A	1,933	4,546	20,868	909	15,902	30,562	4,494
Class I	1,346	7,913	23,938	6,821	963	33,264	12,030
Reinvestment of distributions
Class A	—	2,780	—	—	—	5,714	—
Class I	—	5,480	—	—	—	1,708	—
Shares redeemed
Class A	(1,538)	(6,872)	(9,681)	(35)	(16,782)	(46,192)	(1,774)
Class I	(8,014)	(20,096)	(2,984)	(936)	(1,403)	(9,428)	(7,450)
Change in shares
Class A	395	454	11,187	874	(880)	(9,916)	2,720
Class I	(6,668)	(6,703)	20,954	5,885	(440)	25,544	4,580

(a)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund
Operations
Net investment income (loss)	$44,368	$25,304	$22,476	$85,481	$7,719	$84,222	$8,107
Net realized gain (loss)	156,687	31,940	41,058	(12,358)	(35,710)	21,721	2,805
Net change in unrealized appreciation
(depreciation)	288,033	29,215	169,099	(58,899)	224,966	211,440	87,778
Change in net assets from operations	489,088	86,459	232,633	14,224	196,975	317,383	98,690
Distributions to shareholders
From distributable earnings
Class A	—	(15,605)	—	(60,631)	—	—	(17,472)
Class I	—	(1,965)	—	(76,325)	—	—	(83)
Total distributions to shareholders	—	(17,570)	—	(136,956)	—	—	(17,555)
Share transactions[1]
Proceeds from the sale of shares
Class A	557,888	160,230	78,029	113,734	77,844	230,431	79,828
Class I	80,037	26,358	110,051	79,048	493	20,441	1,227
Reinvestment of distributions
Class A	—	15,605	—	60,631	—	—	17,472
Class I	—	1,965	—	76,325	—	—	83
Cost of shares redeemed
Class A	(229,310)	(206,043)	(206,567)	(161,701)	(239,988)	(380,992)	(133,778)
Class I	(182,117)	(8,831)	(64,585)	(482,740)	(199)	(458,790)	(407)
Change in net assets from
share transactions	226,498	(10,716)	(83,072)	(314,703)	(161,850)	(588,910)	(35,575)
Change in net assets	715,586	58,173	149,561	(437,435)	35,125	(271,527)	45,560
Net assets beginning of year	1,377,498	951,369	865,543	1,537,959	1,176,348	2,152,608	554,631
Net assets end of year	$2,093,084	$1,009,542	$1,015,104	$1,100,524	$1,211,473	$1,881,081	$600,191

[1]Share transactions
Shares sold
Class A	37,379	13,592	5,286	10,464	5,620	19,285	8,511
Class I	5,379	2,166	7,881	7,217	36	1,806	129
Reinvestment of distributions
Class A	—	1,310	—	6,212	—	—	1,897
Class I	—	162	—	7,749	—	—	9
Shares redeemed
Class A	(15,358)	(17,461)	(14,072)	(14,999)	(17,273)	(31,748)	(14,231)
Class I	(12,320)	(731)	(4,358)	(47,097)	(14)	(39,617)	(42)
Change in shares
Class A	22,021	(2,559)	(8,786)	1,677	(11,653)	(12,463)	(3,823)
Class I	(6,941)	1,597	3,523	(32,131)	22	(37,811)	96

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Goldman Sachs Competitive Advantage Fund(a)	JNL/Goldman Sachs Dividend Income & Growth Fund(b)	JNL/Goldman Sachs International 5 Fund(c)	JNL/Goldman Sachs Intrinsic Value Fund(d)	JNL/Goldman Sachs Total Yield Fund(e)	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund
Operations
Net investment income (loss)	$34,447	$157,512	$1,857	$59,043	$47,881	$7,148	$13,614
Net realized gain (loss)	217,420	226,751	(1,603)	7,392	20,155	(5,627)	(42,809)
Net change in unrealized appreciation
(depreciation)	412,054	818,527	8,370	385,861	333,081	97,768	237,010
Change in net assets from operations	663,921	1,202,790	8,624	452,296	401,117	99,289	207,815
Distributions to shareholders
From distributable earnings
Class A	(111,297)	(374,516)	(1,539)	(95,392)	(29,838)	(303)	(28,983)
Class I	(182,149)	(168,486)	(41)	(196,805)	(119,238)	(2,127)	(27,945)
Total distributions to shareholders	(293,446)	(543,002)	(1,580)	(292,197)	(149,076)	(2,430)	(56,928)
Share transactions[1]
Proceeds from the sale of shares
Class A	125,943	452,134	23,063	131,654	43,351	69,374	52,539
Class I	157,233	153,329	707	76,059	80,513	138,265	55,003
Reinvestment of distributions
Class A	111,297	374,516	1,539	95,392	29,838	303	28,983
Class I	182,149	168,486	41	196,805	119,238	2,127	27,945
Cost of shares redeemed
Class A	(256,990)	(649,346)	(13,696)	(220,692)	(105,584)	(13,795)	(110,674)
Class I	(438,284)	(397,543)	(59)	(226,241)	(237,546)	(105,025)	(155,075)
Change in net assets from
share transactions	(118,652)	101,576	11,595	52,977	(70,190)	91,249	(101,279)
Change in net assets	251,823	761,364	18,639	213,076	181,851	188,108	49,608
Net assets beginning of year	2,393,394	4,518,929	44,910	2,183,772	1,863,156	460,795	812,589
Net assets end of year	$2,645,217	$5,280,293	$63,549	$2,396,848	$2,045,007	$648,903	$862,197

[1]Share transactions
Shares sold
Class A	7,157	29,626	2,302	9,192	3,355	6,815	5,066
Class I	8,862	9,972	70	5,246	6,070	13,341	5,220
Reinvestment of distributions
Class A	6,701	25,512	152	7,030	2,378	30	2,792
Class I	10,907	11,293	4	14,240	9,456	206	2,690
Shares redeemed
Class A	(14,621)	(42,653)	(1,370)	(15,388)	(8,158)	(1,358)	(10,600)
Class I	(24,741)	(25,729)	(6)	(15,464)	(17,911)	(10,495)	(14,788)
Change in shares
Class A	(763)	12,485	1,084	834	(2,425)	5,487	(2,742)
Class I	(4,972)	(4,464)	68	4,022	(2,385)	3,052	(6,878)

(a) Effective April 27, 2020, the name of JNL/S&P Competitive Advantage Fund was changed to JNL/Goldman Sachs Competitive Advantage Fund.

(b) Effective April 27, 2020, the name of JNL/S&P Dividend Income & Growth Fund was changed to JNL/Goldman Sachs Dividend Income & Growth Fund.

(c) Effective April 27, 2020, the name of JNL/S&P International 5 Fund was changed to JNL/Goldman Sachs International 5 Fund.

(d) Effective April 27, 2020, the name of JNL/S&P Intrinsic Value Fund was changed to JNL/Goldman Sachs Intrinsic Value Fund.

(e) Effective April 27, 2020, the name of JNL/S&P Total Yield Fund was changed to JNL/Goldman Sachs Total Yield Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund(a)	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund
Operations
Net investment income (loss)	$3,585	$14,043	$15,075	$28,571	$16,870	$(2,205)	$647
Net realized gain (loss)	18,515	282	(7,506)	85,799	26,449	135,005	4,555
Net change in unrealized appreciation
(depreciation)	16,262	118,611	658,294	158,299	228,963	279,296	1,565
Change in net assets from operations	38,362	132,936	665,863	272,669	272,282	412,096	6,767
Distributions to shareholders
From distributable earnings
Class A	(244)	(2,492)	(147,506)	—	(65,829)	—	—
Class I	(1,440)	(16,131)	(63,735)	—	(14,018)	—	—
Total distributions to shareholders	(1,684)	(18,623)	(211,241)	—	(79,847)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	41,676	62,113	183,570	105,525	87,098	292,124	8,659
Class I	34,149	365,556	36,486	15,976	35,643	24,835	20,023
Reinvestment of distributions
Class A	244	2,492	147,506	—	65,829	—	—
Class I	1,440	16,131	63,735	—	14,018	—	—
Cost of shares redeemed
Class A	(14,350)	(22,519)	(367,444)	(279,704)	(211,437)	(435,239)	(8,034)
Class I	(44,820)	(47,393)	(113,718)	(171,377)	(106,738)	(169,277)	(8,004)
Change in net assets from
share transactions	18,339	376,380	(49,865)	(329,580)	(115,587)	(287,557)	12,644
Change in net assets	55,017	490,693	404,757	(56,911)	76,848	124,539	19,411
Net assets beginning of year	142,814	480,479	2,189,924	1,285,450	1,033,570	1,738,882	32,186
Net assets end of year	$197,831	$971,172	$2,594,681	$1,228,539	$1,110,418	$1,863,421	$51,597

[1]Share transactions
Shares sold
Class A	3,696	5,749	10,160	10,330	6,509	11,619	733
Class I	3,142	32,672	1,961	1,496	2,530	940	1,701
Reinvestment of distributions
Class A	21	227	8,434	—	4,987	—	—
Class I	121	1,460	3,577	—	1,002	—	—
Shares redeemed
Class A	(1,264)	(2,087)	(20,240)	(27,482)	(15,733)	(17,301)	(689)
Class I	(3,999)	(4,354)	(6,059)	(16,014)	(7,551)	(6,225)	(646)
Change in shares
Class A	2,453	3,889	(1,646)	(17,152)	(4,237)	(5,682)	44
Class I	(736)	29,778	(521)	(14,518)	(4,019)	(5,285)	1,055

(a) Effective April 27, 2020, the name of JNL/Oppenheimer Global Growth Fund was changed to JNL/Invesco Global Growth Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/JPMorgan Growth & Income Fund(a)	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Mellon Bond Index Fund
Operations
Net investment income (loss)	$15,862	$2,275	$(4,156)	$25,549	$1,793	$26,398
Net realized gain (loss)	90,348	(20,595)	287,218	48	4,365	6,985
Net change in unrealized appreciation
(depreciation)	71,645	42,641	436,591	41,553	68,517	53,261
Change in net assets from operations	177,855	24,321	719,653	67,150	74,675	86,644
Distributions to shareholders
From distributable earnings
Class A	—	(1,165)	—	—	(5	(20,816)
Class I	—	(3,209)	—	—	(495	(6,414)
Total distributions to shareholders	—	(4,374)	—	—	(500	(27,230)
Share transactions[1]
Proceeds from the sale of shares
Class A	51,607	74,479	539,865	464,588	4,050	251,459
Class I	21,279	132,213	68,186	119,106	63,166	77,445
Reinvestment of distributions
Class A	—	1,165	—	—	5	20,816
Class I	—	3,209	—	—	495	6,414
Cost of shares redeemed
Class A	(118,317)	(16,700)	(426,634)	(389,878)	(1,206	(226,653)
Class I	(463,376)	(32,035)	(310,720)	(106,904)	(79,995	(60,873)
Change in net assets from
share transactions	(508,807)	162,331	(129,303)	86,912	(13,485	68,608
Change in net assets	(330,952)	182,278	590,350	154,062	60,690	128,022
Net assets beginning of year	964,273	103,117	1,819,290	1,070,103	251,842	1,082,334
Net assets end of year	$633,321	$285,395	$2,409,640	$1,224,165	$312,532	$1,210,356

[1]Share transactions
Shares sold
Class A	4,557	7,366	14,516	34,992	382	21,006
Class I	1,885	13,009	1,784	8,443	5,854	6,211
Reinvestment of distributions
Class A	—	112	—	—	—	1,733
Class I	—	310	—	—	46	515
Shares redeemed
Class A	(10,413)	(1,639)	(11,557)	(29,497)	(112	(19,036)
Class I	(40,140)	(3,123)	(7,872)	(7,736)	(7,636	(4,885)
Change in shares
Class A	(5,856)	5,839	2,959	5,495	270	3,703
Class I	(38,255)	10,196	(6,088)	707	(1,736	1,841

(a) Effective April 27, 2020, the name of JNL/Franklin Templeton Mutual Shares Fund was changed to JNL/JPMorgan Growth & Income Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Emerging Markets Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund
Operations
Net investment income (loss)	$594	$8,787	$2,139	$16,547	$23,996	$33,955	$23,156
Net realized gain (loss)	1,430	54,153	1,215	6,533	4,601	(53,552)	55,191
Net change in unrealized appreciation
(depreciation)	30,141	232,057	17,631	176,835	156,010	112,833	264,371
Change in net assets from operations	32,165	294,997	20,985	199,915	184,607	93,236	342,718
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(23,163)	—	—
Class I	—	—	—	—	(188)	—	—
Total distributions to shareholders	—	—	—	—	(23,351)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	82,678	217,682	116,348	298,663	191,272	202,506	190,414
Class I	1,080	2,866	1,252	5,500	5,367	3,120	1,939
Reinvestment of distributions
Class A	—	—	—	—	23,163	—	—
Class I	—	—	—	—	188	—	—
Cost of shares redeemed
Class A	(67,865)	(330,926)	(49,133)	(253,335)	(290,674)	(294,569)	(359,785)
Class I	(275)	(1,283)	(400)	(1,208)	(2,344)	(1,189)	(1,440)
Change in net assets from
share transactions	15,618	(111,661)	68,067	49,620	(73,028)	(90,132)	(168,872)
Change in net assets	47,783	183,336	89,052	249,535	88,228	3,104	173,846
Net assets beginning of year	111,552	1,131,789	64,048	785,216	1,090,204	1,085,831	1,180,806
Net assets end of year	$159,335	$1,315,125	$153,100	$1,034,751	$1,178,432	$1,088,935	$1,354,652

[1]Share transactions
Shares sold
Class A	6,339	9,314	10,366	9,963	18,041	9,253	14,202
Class I	87	121	112	183	502	140	144
Reinvestment of distributions
Class A	—	—	—	—	2,193	—	—
Class I	—	—	—	—	18	—	—
Shares redeemed
Class A	(5,130)	(14,130)	(4,499)	(8,380)	(27,576)	(13,487)	(26,966)
Class I	(22)	(54)	(37)	(40)	(220)	(54)	(107)
Change in shares
Class A	1,209	(4,816)	5,867	1,583	(7,342)	(4,234)	(12,764)
Class I	65	67	75	143	300	86	37

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon MSCI World Index Fund
Operations
Net investment income (loss)	$29,985	$745	$20,992	$46,732	$324	$486	$6,204
Net realized gain (loss)	106,403	75	127,070	16,804	(920)	450	2,021
Net change in unrealized appreciation
(depreciation)	478,426	11,042	991,291	262,799	4,785	10,448	73,820
Change in net assets from operations	614,814	11,862	1,139,353	326,335	4,189	11,384	82,045
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(69,336)	—	—	(8,180)
Class I	—	—	—	(13,675)	—	—	(70)
Total distributions to shareholders	—	—	—	(83,011)	—	—	(8,250)
Share transactions[1]
Proceeds from the sale of shares
Class A	419,582	80,101	664,011	175,840	18,080	30,890	56,868
Class I	7,474	767	13,194	69,289	345	310	2,049
Reinvestment of distributions
Class A	—	—	—	69,336	—	—	8,180
Class I	—	—	—	13,675	—	—	70
Cost of shares redeemed
Class A	(759,028)	(45,808)	(732,309)	(295,189)	(13,326)	(4,809)	(75,667)
Class I	(2,777)	(408)	(3,924)	(52,012)	(167)	(91)	(1,251)
Change in net assets from
share transactions	(334,749)	34,652	(59,028)	(19,061)	4,932	26,300	(9,751)
Change in net assets	280,065	46,514	1,080,325	224,263	9,121	37,684	64,044
Net assets beginning of year	3,071,164	30,087	2,406,716	1,580,738	16,736	28,652	306,933
Net assets end of year	$3,351,229	$76,601	$3,487,041	$1,805,001	$25,857	$66,336	$370,977

[1]Share transactions
Shares sold
Class A	14,843	7,320	35,396	13,340	1,835	2,463	2,249
Class I	262	70	676	4,970	35	24	81
Reinvestment of distributions
Class A	—	—	—	5,249	—	—	315
Class I	—	—	—	990	—	—	3
Shares redeemed
Class A	(26,856)	(4,194)	(39,207)	(22,350)	(1,356)	(385)	(2,981)
Class I	(99)	(37)	(200)	(3,762)	(17)	(7)	(50)
Change in shares
Class A	(12,013)	3,126	(3,811)	(3,761)	479	2,078	(417)
Class I	163	33	476	2,198	18	17	34

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund	JNL/MFS Mid Cap Value Fund
Operations
Net investment income (loss)	$12,872	$2,957	$33,652	$126,035	$24,224	$6,455	$17,285
Net realized gain (loss)	129,240	5,373	135,237	177,817	129,792	8,231	21,086
Net change in unrealized appreciation
(depreciation)	797,653	14,553	501,706	1,878,129	324,099	35,078	319,640
Change in net assets from operations	939,765	22,883	670,595	2,181,981	478,115	49,764	358,011
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(432,190)	—	(7,006)	—
Class I	—	—	—	(14,660)	—	(72)	—
Total distributions to shareholders	—	—	—	(446,850)	—	(7,078)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	726,752	196,738	382,619	1,565,463	401,903	269,503	134,879
Class I	23,259	2,832	74,936	65,421	78,071	3,528	26,922
Reinvestment of distributions
Class A	—	—	—	432,190	—	7,006	—
Class I	—	—	—	14,660	—	72	—
Cost of shares redeemed
Class A	(724,618)	(94,515)	(515,527)	(1,645,371)	(463,720)	(145,077)	(232,146)
Class I	(13,195)	(1,296)	(47,814)	(64,606)	(42,098)	(480)	(64,403)
Change in net assets from
share transactions	12,198	103,759	(105,786)	367,757	(25,844)	134,552	(134,748)
Change in net assets	951,963	126,642	564,809	2,102,888	452,271	177,238	223,263
Net assets beginning of year	2,453,536	47,038	2,643,627	7,114,240	2,158,803	170,711	1,201,372
Net assets end of year	$3,405,499	$173,680	$3,208,436	$9,217,128	$2,611,074	$347,949	$1,424,635

[1]Share transactions
Shares sold
Class A	26,850	17,167	18,582	69,528	22,353	17,808	11,317
Class I	1,312	241	3,520	2,789	4,268	230	2,273
Reinvestment of distributions
Class A	—	—	—	19,056	—	444	—
Class I	—	—	—	630	—	4	—
Shares redeemed
Class A	(27,039)	(8,149)	(24,840)	(73,153)	(25,895)	(9,767)	(19,540)
Class I	(746)	(107)	(2,226)	(2,764)	(2,237)	(32)	(5,331)
Change in shares
Class A	(189)	9,018	(6,258)	15,431	(3,542)	8,485	(8,223)
Class I	566	134	1,294	655	2,031	202	(3,058)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Small Cap Value Fund
Operations
Net investment income (loss)	$10,035	$23,531	$44,030	$22,394	$69,665	$110,655	$3,684
Net realized gain (loss)	47,810	(3,060)	42,118	75,714	(19,893)	(73,432)	(29,820)
Net change in unrealized appreciation
(depreciation)	105,037	45,794	11,593	45,381	76,127	242,756	143,472
Change in net assets from operations	162,882	66,265	97,741	143,489	125,899	279,979	117,336
Distributions to shareholders
From distributable earnings
Class A	(621)	(17,137)	(17,189)	—	—	—	—
Class I	(3,180)	(5,938)	(22,555)	—	—	—	—
Total distributions to shareholders	(3,801)	(23,075)	(39,744)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	125,241	135,245	450,155	144,569	242,280	309,846	34,026
Class I	182,163	163,010	226,662	77,283	5,219	47,764	3,742
Proceeds in connection with acquisition
Class A	—	—	—	—	—	18,195	—
Class I	—	—	—	—	—	559	—
Reinvestment of distributions
Class A	621	17,137	17,189	—	—	—	—
Class I	3,180	5,938	22,555	—	—	—	—
Cost of shares redeemed
Class A	(87,358)	(139,920)	(197,192)	(250,991)	(561,499)	(384,056)	(182,591)
Class I	(138,594)	(17,602)	(84,968)	(486,512)	(7,196)	(123,762)	(5,554)
Change in net assets from
share transactions	85,253	163,808	434,401	(515,651)	(321,196)	(131,454)	(150,377)
Change in net assets	244,334	206,998	492,398	(372,162)	(195,297)	148,525	(33,041)
Net assets beginning of year	478,750	683,631	1,058,955	1,755,259	1,631,591	1,941,294	573,177
Net assets end of year	$723,084	$890,629	$1,551,353	$1,383,097	$1,436,294	$2,089,819	$540,136

[1]Share transactions
Shares sold
Class A	11,211	12,119	43,050	14,211	22,911	23,510	2,913
Class I	15,992	14,239	21,693	7,540	490	3,073	307
Shares issued in connection with acquisition
Class A	—	—	—	—	—	1,361	—
Class I	—	—	—	—	—	36	—
Reinvestment of distributions
Class A	53	1,544	1,659	—	—	—	—
Class I	270	531	2,165	—	—	—	—
Shares redeemed
Class A	(8,611)	(12,563)	(18,781)	(24,726)	(52,924)	(29,020)	(15,362)
Class I	(12,419)	(1,559)	(8,077)	(46,428)	(673)	(7,887)	(458)
Change in shares
Class A	2,653	1,100	25,928	(10,515)	(30,013)	(4,149)	(12,449)
Class I	3,843	13,211	15,781	(38,888)	(183)	(4,778)	(151)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund(a)	JNL/T. Rowe Price Established Growth Fund
Operations
Net investment income (loss)	$33,968	$7,789	$15,296	$6,976	$59,631	$8,030	$3,856
Net realized gain (loss)	19,557	(25,310)	(50,647)	(105,201)	17,390	15,056	656,203
Net change in unrealized appreciation
(depreciation)	62,998	51,883	81,335	151,492	446,077	79,493	1,908,496
Change in net assets from operations	116,523	34,362	45,984	53,267	523,098	102,579	2,568,555
Distributions to shareholders
From distributable earnings
Class A	—	(42,208)	(17,325)	(13,369)	(367,580)	—	—
Class I	—	(73)	(20)	(65)	(30,990)	—	—
Total distributions to shareholders	—	(42,281)	(17,345)	(13,434)	(398,570)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	208,047	39,939	33,055	116,609	151,823	33,245	1,092,809
Class I	185,541	433	333	1,406	8,071	—	269,907
Proceeds in connection with acquisition
Class A	—	—	—	—	—	27,270	—
Reinvestment of distributions
Class A	—	42,208	17,325	13,369	367,580	—	—
Class I	—	73	20	65	30,990	—	—
Cost of shares redeemed
Class A	(120,251)	(75,547)	(105,144)	(166,184)	(577,328)	(132,438)	(1,354,925)
Class I	(119,376)	(143)	(65)	(1,131)	(234,669)	—	(863,092)
Change in net assets from
share transactions	153,961	6,963	(54,476)	(35,866)	(253,533)	(71,923)	(855,301)
Change in net assets	270,484	(956)	(25,837)	3,967	(129,005)	30,656	1,713,254
Net assets beginning of year	1,119,764	226,900	349,917	420,305	2,920,936	477,119	8,467,694
Net assets end of year	$1,390,248	$225,944	$324,080	$424,272	$2,791,931	$507,775	$10,180,948

[1]Share transactions
Shares sold
Class A	16,929	2,855	2,788	19,233	10,909	2,666	24,292
Class I	14,887	32	27	236	564	—	5,785
Shares issued in connection with acquisition
Class A	—	—	—	—	—	2,154	—
Reinvestment of distributions
Class A	—	3,429	1,502	2,236	28,385	—	—
Class I	—	6	2	11	2,389	—	—
Shares redeemed
Class A	(9,765)	(5,376)	(8,879)	(27,969)	(41,441)	(10,652)	(30,107)
Class I	(9,786)	(10)	(5)	(198)	(17,572)	—	(18,254)
Change in shares
Class A	7,164	908	(4,589)	(6,500)	(2,147)	(5,832)	(5,815)
Class I	5,101	28	24	49	(14,619)	—	(12,469)

(a) Effective April 27, 2020, the name of JNL/T. Rowe Price Managed Volatility Balanced Fund was changed to JNL/T. Rowe Price Balanced Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund(a)	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Operations
Net investment income (loss)	$60	$37,681	$32,382	$67,923	$7,655	$5,845	$7,369
Net realized gain (loss)	458,614	9,733	(9,144)	205,328	(1,244)	200	(4)
Net change in unrealized appreciation
(depreciation)	1,127,610	19,890	41,095	729,130	60,907	25,807	45,710
Change in net assets from operations	1,586,284	67,304	64,333	1,002,381	67,318	31,852	53,075
Share transactions[1]
Proceeds from the sale of shares
Class A	766,685	475,162	41,525	314,556	168,190	198,765	173,991
Class I	41,259	55,450	85,288	239,629	11,583	6,885	6,648
Proceeds in connection with acquisition
Class A	—	—	40,972	—	—	—	—
Cost of shares redeemed
Class A	(1,013,062)	(465,916)	(43,266)	(395,741)	(56,794)	(50,012)	(50,309)
Class I	(119,277)	(415,859)	(265,348)	(553,314)	(3,303)	(2,589)	(2,180)
Change in net assets from
share transactions	(324,395)	(351,163)	(140,829)	(394,870)	119,676	153,049	128,150
Change in net assets	1,261,889	(283,859)	(76,496)	607,511	186,994	184,901	181,225
Net assets beginning of year	5,110,677	1,701,291	608,911	3,965,564	249,215	149,150	224,212
Net assets end of year	$6,372,566	$1,417,432	$532,415	$4,573,075	$436,209	$334,051	$405,437

[1]Share transactions
Shares sold
Class A	14,960	47,477	3,928	19,712	15,377	18,557	16,108
Class I	773	5,450	8,188	14,452	1,062	643	614
Shares issued in connection with acquisition
Class A	—	—	3,833	—	—	—	—
Shares redeemed
Class A	(19,767)	(46,684)	(4,079)	(24,926)	(5,189)	(4,690)	(4,646)
Class I	(2,098)	(40,621)	(24,706)	(33,429)	(298)	(242)	(201)
Change in shares
Class A	(4,807)	793	3,682	(5,214)	10,188	13,867	11,462
Class I	(1,325)	(35,171)	(16,518)	(18,977)	764	401	413

(a) Effective April 27, 2020, the name of JNL/Crescent High Income Fund was changed to JNL/T. Rowe Price U.S. High Yield Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$2,944	$167,420	$20,056	$25,413
Net realized gain (loss)	14,727	195,172	—	97,259
Net change in unrealized appreciation
(depreciation)	13,279	1,219,169	—	206,533
Change in net assets from operations	30,950	1,581,761	20,056	329,205
Distributions to shareholders
From distributable earnings
Class A	—	—	(19,775)	—
Class I	—	—	(280)	—
Total distributions to shareholders	—	—	(20,055)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	38,919	1,209,504	1,560,542	88,747
Class I	71,116	20,737	45,486	142,889
Reinvestment of distributions
Class A	—	—	19,775	—
Class I	—	—	280	—
Cost of shares redeemed
Class A	(21,655)	(1,303,593)	(1,745,264)	(141,699)
Class I	(47,459)	(5,930)	(45,047)	(144,356)
Change in net assets from
share transactions	40,921	(79,282)	(164,228)	(54,419)
Change in net assets	71,871	1,502,479	(164,227)	274,786
Net assets beginning of year	236,474	7,422,624	1,440,787	1,240,648
Net assets end of year	$308,345	$8,925,103	$1,276,560	$1,515,434

[1]Share transactions
Shares sold
Class A	3,710	49,375	1,560,540	4,119
Class I	6,767	829	45,487	6,250
Reinvestment of distributions
Class A	—	—	19,776	—
Class I	—	—	280	—
Shares redeemed
Class A	(2,060)	(53,476)	(1,745,264)	(6,627)
Class I	(4,513)	(235)	(45,047)	(6,622)
Change in shares
Class A	1,650	(4,101)	(164,948)	(2,508)
Class I	2,254	594	720	(372)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)		Net investment income (loss) to average net assets(%)(f)

JNL Multi-Manager Alternative Fund(g)
Class A
06/30/20		10.69	0.04	(0.21)	(0.17)	—	—	10.52	(1.59)		192,927	93		2.19	(h)	2.19	(h)	0.80
12/31/19		9.80	0.13	0.76	0.89	—	—	10.69	9.08		16,769	147		2.05	(h)	2.05	(h)	1.22
12/31/18		10.19	0.06	(0.45)	(0.39)	—	—	9.80	(3.83)		14,981	181	(i)	1.98	(h)	1.98	(h)	0.61
12/31/17		9.63	0.01	0.60	0.61	(0.05)	—	10.19	6.39		13,079	240	(i)	2.05	(h)(j)	2.21	(h)(j)	0.14
12/31/16		9.57	0.01	0.14	0.15	(0.03)	(0.06)	9.63	1.60		802,534	278		2.07	(h)	2.49	(h)	0.12
12/31/15	*	10.00	0.00	(0.43)	(0.43)	—	—	9.57	(4.30)		707,434	178		2.10	(h)	2.51	(h)	0.07

Class I
06/30/20		10.75	0.07	(0.23)	(0.16)	—	—	10.59	(1.49)		835,762	93		1.74	(h)	1.74	(h)	1.26
12/31/19		9.82	0.16	0.77	0.93	—	—	10.75	9.47		1,203,696	147		1.75	(h)	1.75	(h)	1.53
12/31/18		10.20	0.09	(0.45)	(0.36)	(0.02)	—	9.82	(3.55)		1,064,593	181	(i)	1.68	(h)	1.68	(h)	0.91
12/31/17	‡‡	10.09	0.02	0.09	0.11	—	—	10.20	1.09		1,026,572	240	(i)	1.64	(h)(j)	1.64	(h)(j)	0.59

JNL Multi-Manager Emerging Markets Equity Fund(g)(k)
Class A
06/30/20		10.61	0.08	(2.01)	(1.93)	—	—	8.68	(18.19)		825,798	23		1.26		1.26		1.98
12/31/19		9.19	0.24	1.39	1.63	(0.21)	—	10.61	17.85		427,546	25		1.22		1.22		2.40
12/31/18		11.46	0.20	(2.30)	(2.10)	(0.17)	—	9.19	(18.35)		370,350	14		1.23		1.23		1.91
12/31/17		9.02	0.17	2.40	2.57	(0.13)	—	11.46	28.60		479,920	13		1.21	(j)	1.22	(j)	1.66
12/31/16		7.72	0.12	1.38	1.50	(0.20)	—	9.02	19.28	(l)	876,859	32		1.22		1.24		1.39
12/31/15		9.97	0.16	(2.02)	(1.86)	(0.29)	(0.10)	7.72	(18.69)		832,464	16		1.22		1.23		1.68

Class I
06/30/20		10.63	0.09	(2.01)	(1.92)	—	—	8.71	(18.06)		609,007	23		0.96		0.96		2.19
12/31/19		9.21	0.27	1.39	1.66	(0.24)	—	10.63	18.17		354,158	25		0.92		0.92		2.70
12/31/18		11.51	0.24	(2.33)	(2.09)	(0.21)	—	9.21	(18.13)		366,300	14		0.93		0.93		2.26
12/31/17	‡	9.05	0.05	2.56	2.61	(0.15)	—	11.51	28.94		535,865	13		0.94	(j)	0.94	(j)	0.50
12/31/16		7.75	0.14	1.38	1.52	(0.22)	—	9.05	19.50	(l)	488	32		1.02		1.04		1.59
12/31/15		10.03	0.17	(2.03)	(1.86)	(0.32)	(0.10)	7.75	(18.59)		418	16		1.02		1.03		1.83

JNL Multi-Manager International Small Cap Fund
Class A
06/30/20		10.59	0.04	(0.13)	(0.09)	—	—	10.50	(0.85)		3,007	43		1.23		1.23		0.91
12/31/19		8.08	0.08	2.48	2.56	(0.05)	—	10.59	31.72		6,196	74		1.21		1.21		0.85
12/31/18	*	10.00	0.02	(1.94)	(1.92)	—	—	8.08	(19.20)		462	24		1.22		1.22		0.64

Class I
06/30/20		10.63	0.06	(0.13)	(0.07)	—	—	10.56	(0.66)		244,639	43		0.93		0.93		1.19
12/31/19		8.09	0.14	2.45	2.59	(0.05)	—	10.63	32.06		280,665	74		0.91		0.91		1.52
12/31/18	*	10.00	0.03	(1.94)	(1.91)	—	—	8.09	(19.10)		251,462	24		0.92		0.92		0.97

JNL Multi-Manager Mid Cap Fund(g)
Class A
06/30/20		14.19	0.03	(1.24)	(1.21)	—	—	12.98	(8.53)		195,009	42		1.08		1.08		0.48
12/31/19		11.02	0.05	3.12	3.17	—	—	14.19	28.77		205,717	35		1.09		1.09		0.37
12/31/18		12.34	0.03	(0.69)	(0.66)	—	(0.66)	11.02	(5.70)		108,870	39		1.09		1.09		0.27
12/31/17		10.67	0.03	1.68	1.71	(0.01)	(0.03)	12.34	16.04		60,188	38		1.08		1.08		0.27
12/31/16	*	10.00	0.01	0.66	0.67	—	—	10.67	6.70		807,473	13		1.09		1.09		0.23

Class I
06/30/20		14.24	0.05	(1.24)	(1.19)	—	—	13.05	(8.36)		947,488	42		0.78		0.78		0.78
12/31/19		11.03	0.09	3.12	3.21	—	—	14.24	29.10		988,423	35		0.79		0.79		0.66
12/31/18		12.36	0.07	(0.70)	(0.63)	(0.04)	(0.66)	11.03	(5.45)		795,203	39		0.79		0.79		0.53
12/31/17	‡‡	11.62	0.02	0.72	0.74	—	—	12.36	6.37		905,025	38		0.82		0.82		0.47

JNL Multi-Manager Small Cap Growth Fund(g)
Class A
06/30/20		32.03	(0.09)	2.43	2.34	—	—	34.37	7.31		2,053,395	36		0.96		0.96		(0.57)
12/31/19		23.57	(0.12)	8.58	8.46	—	—	32.03	35.89		2,003,267	78		0.97		0.97		(0.42)
12/31/18		25.88	(0.10)	(0.26)	(0.36)	—	(1.95)	23.57	(2.05)		1,411,021	92		0.97		0.97		(0.37)
12/31/17		20.34	(0.09)	5.63	5.54	—	—	25.88	27.24		1,276,476	99		0.97		0.97		(0.38)
12/31/16		22.26	(0.04)	1.15	1.11	—	(3.03)	20.34	5.75		1,293,050	119		0.98		0.98		(0.18)
12/31/15		27.27	(0.13)	(1.06)	(1.19)	—	(3.82)	22.26	(4.68)		1,260,834	137		0.98		0.98		(0.49)

Class I
06/30/20		33.82	(0.04)	2.57	2.53	—	—	36.35	7.48		363,157	36		0.66		0.66		(0.27)
12/31/19		24.81	(0.04)	9.05	9.01	—	—	33.82	36.32		405,350	78		0.67		0.67		(0.12)
12/31/18		27.07	(0.02)	(0.29)	(0.31)	—	(1.95)	24.81	(1.77)		412,281	92		0.67		0.67		(0.07)
12/31/17	‡	21.23	(0.04)	5.88	5.84	—	—	27.07	27.51		430,734	99		0.70		0.70		(0.15)
12/31/16		23.06	0.00	1.20	1.20	—	(3.03)	21.23	5.95		867	119		0.78		0.78		0.02
12/31/15		28.05	(0.08)	(1.09)	(1.17)	—	(3.82)	23.06	(4.47)		894	137		0.78		0.78		(0.28)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)		Net investment income (loss) to average net assets(%)(f)
JNL Multi-Manager Small Cap Value Fund(g)
Class A
06/30/20		14.23	0.02	(2.64)	(2.62)	—	—	11.61	(18.41)	593,063	31	1.08		1.08		0.29
12/31/19		11.36	0.07	2.80	2.87	—	—	14.23	25.26	721,750	84	1.08		1.08		0.52
12/31/18		15.33	0.07	(2.15)	(2.08)	(0.05)	(1.84)	11.36	(14.77)	585,098	74	1.07		1.07		0.46
12/31/17		14.56	0.06	1.50	1.56	(0.09)	(0.70)	15.33	11.06	695,070	79	1.07		1.07		0.38
12/31/16		12.86	0.09	2.80	2.89	(0.09)	(1.10)	14.56	23.78	1,231,425	84	1.08		1.08		0.65
12/31/15		15.19	0.09	(1.49)	(1.40)	(0.05)	(0.88)	12.86	(9.44)	1,020,575	138	1.08		1.08		0.61

Class I
06/30/20		14.29	0.03	(2.64)	(2.61)	—	—	11.68	(18.26)	322,822	31	0.78		0.78		0.59
12/31/19		11.37	0.11	2.81	2.92	—	—	14.29	25.68	388,719	84	0.78		0.78		0.82
12/31/18		15.35	0.12	(2.16)	(2.04)	(0.10)	(1.84)	11.37	(14.53)	495,228	74	0.77		0.77		0.78
12/31/17	‡	14.58	0.16	1.43	1.59	(0.12)	(0.70)	15.35	11.26	535,602	79	0.81		0.81		1.04
12/31/16		12.86	0.11	2.81	2.92	(0.10)	(1.10)	14.58	24.02	521	84	0.88		0.88		0.84
12/31/15		15.19	0.12	(1.49)	(1.37)	(0.08)	(0.88)	12.86	(9.26)	417	138	0.88		0.88		0.82

JNL S&P 500 Index Fund

Class I
06/30/20		13.44	0.12	(0.55)	(0.43)	—	—	13.01	(3.20)	105,142	8	0.13		0.32		1.90
12/31/19		10.24	0.23	2.97	3.20	—	—	13.44	31.25	85,170	35	0.15		0.32		1.87
12/31/18		10.74	0.21	(0.71)	(0.50)	—	—	10.24	(4.66)	28,636	98	0.17		0.32		1.85
12/31/17	*	10.00	0.05	0.69	0.74	—	—	10.74	7.40	6,100	7	0.20		0.33		1.75

JNL/AQR Large Cap Defensive Style Fund
Class A
06/30/20		10.70	0.06	(0.53)	(0.47)	—	—	10.23	(4.39)	43,913	41	0.86		0.86		1.21
12/31/19	*	10.00	0.07	0.63	0.70	—	—	10.70	7.00	37,276	82	0.86		0.86		1.33

Class I
06/30/20		10.71	0.07	(0.52)	(0.45)	—	—	10.26	(4.20)	1,169	41	0.56		0.56		1.50
12/31/19	*	10.00	0.08	0.63	0.71	—	—	10.71	7.10	570	82	0.56		0.56		1.52

JNL/AQR Large Cap Relaxed Constraint Equity Fund(g)
Class A
06/30/20		13.45	0.04	(1.00)	(0.96)	—	—	12.49	(7.14)	268,649	40	1.76	(h)	1.76	(h)	0.60
12/31/19		10.68	0.06	2.71	2.77	—	—	13.45	25.94	317,232	85	1.74	(h)	1.74	(h)	0.52
12/31/18		12.75	0.07	(1.75)	(1.68)	(0.06)	(0.33)	10.68	(13.36)	303,958	74	1.68	(h)	1.68	(h)	0.54
12/31/17		10.43	0.07	2.32	2.39	(0.07)	—	12.75	22.98	411,617	137	1.84	(h)	1.84	(h)	0.60
12/31/16		10.85	0.05	0.74	0.79	(0.03)	(1.18)	10.43	7.83	348,005	119	2.26	(h)	2.26	(h)	0.47
12/31/15		12.05	0.04	(0.23)	(0.19)	—	(1.01)	10.85	(1.63)	393,174	78	2.06	(h)	2.06	(h)	0.36

Class I
06/30/20		13.70	0.06	(1.02)	(0.96)	—	—	12.74	(7.01)	1,012	40	1.46	(h)	1.46	(h)	0.90
12/31/19		10.84	0.09	2.77	2.86	—	—	13.70	26.38	1,387	85	1.30	(h)	1.30	(h)	0.75
12/31/18		12.93	0.10	(1.77)	(1.67)	(0.09)	(0.33)	10.84	(13.10)	99,148	74	1.37	(h)	1.37	(h)	0.80
12/31/17	‡	10.57	0.12	2.33	2.45	(0.09)	—	12.93	23.24	234,361	137	1.35	(h)	1.35	(h)	0.98
12/31/16		10.98	0.07	0.76	0.83	(0.06)	(1.18)	10.57	8.07	147	119	2.06	(h)	2.06	(h)	0.66
12/31/15		12.16	0.07	(0.24)	(0.17)	—	(1.01)	10.98	(1.45)	144	78	1.86	(h)	1.86	(h)	0.55

JNL/AQR Managed Futures Strategy Fund(g)
Class A
06/30/20		7.60	(0.01)	(0.09)	(0.10)	—	—	7.50	(1.32)	81,039	0	1.27		1.29		(0.24)
12/31/19		7.60	0.07	(0.07)	0.00	—	—	7.60	0.00	92,822	0	1.31		1.31		0.87
12/31/18		8.37	0.04	(0.81)	(0.77)	—	—	7.60	(9.20)	114,271	0	1.30		1.30		0.44
12/31/17		8.48	(0.05)	(0.06)	(0.11)	—	—	8.37	(1.30)	156,830	0	1.29		1.29		(0.59)
12/31/16		9.68	(0.09)	(0.72)	(0.81)	(0.39)	—	8.48	(8.56)	685,203	0	1.29		1.29		(0.98)
12/31/15		10.29	(0.14)	0.36	0.22	(0.83)	—	9.68	2.19	658,749	0	1.33		1.33		(1.28)

Class I
06/30/20		7.69	0.00	(0.08)	(0.08)	—	—	7.61	(1.04)	150	0	0.97		0.99		0.06
12/31/19		7.66	0.10	(0.07)	0.03	—	—	7.69	0.39	169	0	1.01		1.01		1.30
12/31/18		8.42	0.06	(0.82)	(0.76)	—	—	7.66	(9.03)	108,301	0	1.00		1.00		0.69
12/31/17	‡	8.51	0.01	(0.10)	(0.09)	—	—	8.42	(1.06)	257,585	0	1.02		1.02		0.06
12/31/16		9.71	(0.07)	(0.72)	(0.79)	(0.41)	—	8.51	(8.38)	156	0	1.09		1.09		(0.78)
12/31/15		10.32	(0.11)	0.34	0.23	(0.84)	—	9.71	2.32	142	0	1.13		1.13		(1.08)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)		Net investment income (loss) to average net assets(%)(f)
JNL/BlackRock Advantage International Fund
Class A
06/30/20		10.52	0.10	(1.33)	(1.23)	—	—	9.29	(11.69)		7,978	74	1.01		1.01		2.22
12/31/19	*	10.00	0.05	0.54	0.59	(0.07)	—	10.52	5.85		3,303	86	1.01		1.01		0.96

Class I
06/30/20		10.53	0.11	(1.33)	(1.22)	—	—	9.31	(11.59)		19,257	74	0.71		0.71		2.32
12/31/19	*	10.00	0.08	0.52	0.60	(0.07)	—	10.53	6.02		21,653	86	0.71		0.71		1.47

JNL/BlackRock Global Allocation Fund(g)
Class A
06/30/20		13.36	0.04	(0.04)	0.00	—	—	13.36	0.00		3,306,916	113	1.03	(h)	1.05	(h)	0.66
12/31/19	(m)	11.35	0.15	1.86	2.01	—	—	13.36	17.71		3,586,552	203	1.06	(h)	1.06	(h)	1.24
12/31/18	(m)	12.62	0.15	(1.10)	(0.95)	(0.09)	(0.23)	11.35	(7.62)		3,460,330	144	1.07	(h)	1.07	(h)	1.22
12/31/17	(m)	11.26	0.12	1.43	1.55	(0.19)	—	12.62	13.83		4,035,435	119	1.09	(h)	1.09	(h)	1.00
12/31/16	(m)	11.17	0.12	0.32	0.44	(0.04)	(0.31)	11.26	3.97		3,710,790	133	1.07	(h)	1.07	(h)	1.05
12/31/15	(m)	12.23	0.10	(0.26)	(0.16)	(0.25)	(0.65)	11.17	(1.34)		3,688,441	90	1.07	(h)	1.07	(h)	0.84

Class I
06/30/20		13.52	0.06	(0.05)	0.01	—	—	13.53	0.07		15,540	113	0.73	(h)	0.75	(h)	0.95
12/31/19	(m)	11.45	0.19	1.88	2.07	—	—	13.52	18.08		15,213	203	0.76	(h)	0.76	(h)	1.53
12/31/18	(m)	12.72	0.20	(1.12)	(0.92)	(0.12)	(0.23)	11.45	(7.33)		9,970	144	0.77	(h)	0.77	(h)	1.59
12/31/17	‡(m)	11.34	0.15	1.45	1.60	(0.22)	—	12.72	14.13		557	119	0.86	(h)	0.86	(h)	1.23
12/31/16	(m)	11.25	0.14	0.32	0.46	(0.07)	(0.31)	11.34	4.14		310	133	0.87	(h)	0.87	(h)	1.25
12/31/15	(m)	12.31	0.13	(0.27)	(0.14)	(0.27)	(0.65)	11.25	(1.16)		306	90	0.87	(h)	0.87	(h)	1.03

JNL/BlackRock Global Natural Resources Fund(g)
Class A
06/30/20		8.15	0.09	(1.39)	(1.30)	—	—	6.85	(15.95)		583,505	51	1.02		1.02		2.77
12/31/19		7.10	0.20	0.85	1.05	—	—	8.15	14.79		641,921	71	1.00		1.00		2.56
12/31/18		8.77	0.19	(1.69)	(1.50)	(0.17)	—	7.10	(17.27)		628,346	64	0.99		0.99		2.30
12/31/17		9.12	0.09	(0.36)	(0.27)	(0.08)	—	8.77	(2.90)		864,694	104	0.99		0.99		1.04
12/31/16		7.26	0.07	1.85	1.92	(0.06)	—	9.12	26.52	(l)	1,006,258	4	0.99		0.99		0.83
12/31/15	(m)	9.57	0.06	(2.33)	(2.27)	(0.04)	—	7.26	(23.75)		702,991	40	0.99		0.99		0.66

Class I
06/30/20		8.24	0.09	(1.39)	(1.30)	—	—	6.94	(15.78)		2,459	51	0.72		0.72		2.77
12/31/19		7.16	0.21	0.87	1.08	—	—	8.24	15.08		3,750	71	0.70		0.70		2.70
12/31/18		8.85	0.23	(1.73)	(1.50)	(0.19)	—	7.16	(17.11)		1,185	64	0.69		0.69		2.69
12/31/17	‡	9.20	0.11	(0.37)	(0.26)	(0.09)	—	8.85	(2.67)		2,041	104	0.74		0.74		1.34
12/31/16		7.32	0.08	1.88	1.96	(0.08)	—	9.20	26.82	(l)	813	4	0.79		0.79		1.04
12/31/15	(m)	9.66	0.08	(2.35)	(2.27)	(0.07)	—	7.32	(23.55)		561	40	0.79		0.79		0.88

JNL/BlackRock Large Cap Select Growth Fund(g)
Class A
06/30/20		44.97	(0.07)	6.07	6.00	—	—	50.97	13.34		3,534,464	27	0.87		0.87		(0.33)
12/31/19		33.99	(0.11)	11.09	10.98	—	—	44.97	32.30		3,079,670	44	0.87		0.87		(0.26)
12/31/18		36.45	(0.02)	0.83	0.81	—	(3.27)	33.99	1.91		2,337,258	50	0.87		0.87		(0.05)
12/31/17		27.73	(0.02)	9.29	9.27	—	(0.55)	36.45	33.58		2,036,161	49	0.87		0.87		(0.05)
12/31/16		28.21	(0.02)	0.16	0.14	—	(0.62)	27.73	0.45		2,507,803	92	0.89		0.89		(0.06)
12/31/15		28.12	(0.08)	1.84	1.76	—	(1.67)	28.21	6.23		1,710,057	70	0.90		0.90		(0.26)

Class I
06/30/20		47.08	(0.01)	6.37	6.36	—	—	53.44	13.51		820,416	27	0.57		0.57		(0.03)
12/31/19		35.47	0.02	11.59	11.61	—	—	47.08	32.73		841,339	44	0.57		0.57		0.04
12/31/18		37.80	0.11	0.83	0.94	—	(3.27)	35.47	2.19		784,611	50	0.57		0.57		0.25
12/31/17	‡	28.67	0.02	9.66	9.68	—	(0.55)	37.80	33.91		1,044,014	49	0.59		0.59		0.05
12/31/16		29.09	0.05	0.15	0.20	—	(0.62)	28.67	0.64		1,345	92	0.69		0.69		0.17
12/31/15		28.89	(0.02)	1.89	1.87	—	(1.67)	29.09	6.45		498	70	0.70		0.70		(0.06)

JNL/Boston Partners Global Long Short Equity Fund(g)
Class A
06/30/20		10.18	0.01	(1.15)	(1.14)	—	—	9.04	(11.20)		39,120	155	2.04	(h)	2.04	(h)	0.30
12/31/19		9.71	0.07	0.40	0.47	—	—	10.18	4.84		41,958	117	2.40	(h)	2.40	(h)	0.68
12/31/18		11.07	0.06	(1.10)	(1.04)	—	(0.32)	9.71	(9.51)		36,208	131	2.15	(h)	2.15	(h)	0.54
12/31/17		10.28	(0.03)	0.82	0.79	—	—	11.07	7.68		38,518	106	2.20	(h)	2.20	(h)	(0.31)
12/31/16		10.45	0.08	0.12	0.20	—	(0.37)	10.28	1.96		710,297	157	2.34	(h)	2.34	(h)	0.79
12/31/15		9.86	(0.03)	0.62	0.59	—	—	10.45	5.98		580,065	177	2.25	(h)	2.25	(h)	(0.34)

Class I
06/30/20		10.26	0.02	(1.15)	(1.13)	—	—	9.13	(11.01)		564	155	1.80	(h)	1.80	(h)	0.42
12/31/19		9.76	0.10	0.40	0.50	—	—	10.26	5.12		358,933	117	2.09	(h)	2.09	(h)	1.00
12/31/18		11.09	0.09	(1.10)	(1.01)	—	(0.32)	9.76	(9.22)		406,630	131	1.85	(h)	1.85	(h)	0.82
12/31/17	‡‡	10.70	0.00	0.39	0.39	—	—	11.09	3.64		583,585	106	1.97	(h)	1.97	(h)	(0.16)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from						Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)		Net investment income (loss) to average net assets(%)(f)
JNL/Causeway International Value Select Fund(g)
Class A
06/30/20		15.20		0.14		(2.80)		(2.66)		—		—	12.54		(17.50)	402,091	31	0.97		0.97		2.17
12/31/19		13.92		0.41		2.15		2.56		(0.45)		(0.83)	15.20		18.97	505,381	30	0.97		0.97		2.77
12/31/18		17.17		0.38		(3.37)		(2.99)		(0.26)		—	13.92		(17.51)	456,772	33	0.97		0.97		2.32
12/31/17		13.50		0.37		3.46		3.83		(0.16)		—	17.17		28.47	544,261	35	0.97		0.97		2.38
12/31/16		13.66	(n)	0.30	(n)	(0.30)	(n)	0.00	(n)	(0.16)		—	13.50		0.01	785,113	33	1.00		1.00		2.26
12/31/15		14.67	(n)	0.24	(n)	(0.76)	(n)	(0.52)	(n)	(0.49)	(n)	—	13.66	(n)	(3.55)	811,493	128	1.00		1.00		1.59

Class I
06/30/20		15.62		0.16		(2.87)		(2.71)		—		—	12.91		(17.35)	683,797	31	0.67		0.67		2.46
12/31/19		14.28		0.47		2.20		2.67		(0.50)		(0.83)	15.62		19.30	1,006,459	30	0.67		0.67		3.05
12/31/18		17.63		0.44		(3.46)		(3.02)		(0.33)		—	14.28		(17.26)	1,016,182	33	0.67		0.67		2.65
12/31/17	‡	13.83		0.23		3.75		3.98		(0.18)		—	17.63		28.84	1,312,240	35	0.69		0.69		1.37
12/31/16		13.99	(n)	0.33	(n)	(0.31)	(n)	0.02	(n)	(0.18)		—	13.83		0.12	726	33	0.80		0.80		2.45
12/31/15		15.01	(n)	0.28	(n)	(0.79)	(n)	(0.51)	(n)	(0.51)	(n)	—	13.99	(n)	(3.31)	739	128	0.80		0.80		1.82

JNL/ClearBridge Large Cap Growth Fund
Class A
06/30/20		14.26		(0.00)		0.94		0.94		—		—	15.20		6.59	372,819	16	0.95		0.95		(0.01)
12/31/19		10.83		0.02		3.41		3.43		—		—	14.26		31.67	315,902	19	0.95		0.95		0.13
12/31/18		10.84		0.02		(0.03)		(0.01)		—		—	10.83		(0.09)	118,866	15	0.95		0.95		0.20
12/31/17	*	10.00		0.00		0.84		0.84		—		—	10.84		8.40	22,625	6	0.96		0.96		0.12

Class I
06/30/20		14.34		0.02		0.95		0.97		—		—	15.31		6.76	884,555	16	0.65		0.65		0.28
12/31/19		10.87		0.05		3.42		3.47		—		—	14.34		31.92	895,769	19	0.65		0.65		0.41
12/31/18		10.85		0.05		(0.03)		0.02		—		—	10.87		0.18	450,974	15	0.65		0.65		0.45
12/31/17	*	10.00		0.01		0.84		0.85		—		—	10.85		8.50	437,763	6	0.66		0.66		0.44

JNL/DFA International Core Equity Fund
Class A
06/30/20		10.82		0.10		(1.64)		(1.54)		—		—	9.28		(14.23)	21,400	4	0.92		0.93		2.25
12/31/19	*	10.00		0.05		0.77		0.82		—		—	10.82		8.20	9,460	5	0.97		0.97		0.96

Class I
06/30/20		10.84		0.11		(1.64)		(1.53)		—		—	9.31		(14.11)	59,457	4	0.57		0.64		2.38
12/31/19	*	10.00		0.07		0.77		0.84		—		—	10.84		8.40	63,773	5	0.65		0.67		1.38

JNL/DFA U.S. Core Equity Fund(g)
Class A
06/30/20		15.96		0.08		(1.37)		(1.29)		—		—	14.67		(8.08)	1,058,399	4	0.80		0.80		1.19
12/31/19		12.32		0.15		3.49		3.64		—		—	15.96		29.55	1,239,672	9	0.80		0.80		1.06
12/31/18		13.72		0.15		(1.19)		(1.04)		(0.13)		(0.23)	12.32		(7.75)	968,172	6	0.80		0.80		1.07
12/31/17		11.73		0.12		2.22		2.34		(0.11)		(0.24)	13.72		20.23	1,122,274	7	0.80	(j)	0.85	(j)	0.98
12/31/16		10.66		0.14		1.33		1.47		(0.11)		(0.29)	11.73		14.02	947,909	16	0.80		0.88		1.24
12/31/15		11.39		0.13		(0.36)		(0.23)		(0.10)		(0.40)	10.66		(2.10)	721,244	11	0.80		0.88		1.10

Class I
06/30/20		16.99		0.12		(1.46)		(1.34)		—		—	15.65		(7.89)	61,169	4	0.45		0.50		1.54
12/31/19		13.07		0.22		3.70		3.92		—		—	16.99		29.99	65,497	9	0.45		0.50		1.41
12/31/18		14.52		0.21		(1.26)		(1.05)		(0.17)		(0.23)	13.07		(7.46)	56,150	6	0.45		0.50		1.42
12/31/17	‡	12.38		0.18		2.33		2.51		(0.13)		(0.24)	14.52		20.54	68,462	7	0.47	(j)	0.52	(j)	1.26
12/31/16		11.22		0.17		1.41		1.58		(0.13)		(0.29)	12.38		14.31	330	16	0.60		0.68		1.45
12/31/15		11.96		0.16		(0.38)		(0.22)		(0.12)		(0.40)	11.22		(1.92)	276	11	0.60		0.68		1.30

JNL/DoubleLine Core Fixed Income Fund(g)
Class A
06/30/20		13.17		0.17		0.03		0.20		—		—	13.37		1.52	2,655,573	49	0.77		0.77		2.65
12/31/19		12.55		0.41		0.57		0.98		(0.36)		—	13.17		7.81	2,799,726	53	0.77		0.77		3.11
12/31/18		12.93		0.38		(0.44)		(0.06)		(0.13)		(0.19)	12.55		(0.45)	2,790,974	76	0.77		0.77		3.01
12/31/17		12.31		0.31		0.35		0.66		(0.04)		—	12.93		5.39	3,195,393	550	0.79	(h)(j)	0.81	(h)(j)	2.44
12/31/16		12.04		0.33		0.00		0.33		(0.05)		(0.01)	12.31		2.72	3,733,713	475	0.82	(h)	0.84	(h)	2.63
12/31/15		12.61		0.30		(0.25)		0.05		(0.38)		(0.24)	12.04		0.41	4,316,143	439	0.79	(h)	0.80	(h)	2.35

Class I
06/30/20		14.24		0.21		0.02		0.23		—		—	14.47		1.62	1,142,647	49	0.47		0.47		2.94
12/31/19		13.53		0.48		0.63		1.11		(0.40)		—	14.24		8.23	1,027,124	53	0.47		0.47		3.38
12/31/18		13.91		0.46		(0.48)		(0.02)		(0.17)		(0.19)	13.53		(0.17)	630,621	76	0.47		0.47		3.36
12/31/17	‡	13.25		0.34		0.39		0.73		(0.07)		—	13.91		5.54	249,704	550	0.54	(h)(j)	0.54	(h)(j)	2.45
12/31/16		12.93		0.38		0.00		0.38		(0.05)		(0.01)	13.25		2.96	17,283	475	0.62	(h)	0.64	(h)	2.86
12/31/15		13.50		0.35		(0.27)		0.08		(0.41)		(0.24)	12.93		0.56	17,787	439	0.59	(h)	0.60	(h)	2.55

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)		Net investment income (loss) to average net assets(%)(f)
JNL/DoubleLine Emerging Markets Fixed Income Fund(g)
Class A
06/30/20		11.84	0.20	(0.74)	(0.54)	—	—	11.30	(4.56)	145,441	24		1.09		1.09		3.71
12/31/19		10.63	0.52	0.69	1.21	—	—	11.84	11.38	47,569	34		1.09		1.09		4.51
12/31/18		11.11	0.33	(0.64)	(0.31)	—	(0.17)	10.63	(2.81)	13,801	54		1.10		1.10		3.04
12/31/17		10.49	0.34	0.42	0.76	(0.07)	(0.07)	11.11	7.30	11,771	103		1.09		1.09		3.10
12/31/16	*	10.00	0.26	0.23	0.49	—	—	10.49	4.90	136,446	68		1.10		1.10		3.59

Class I
06/30/20		11.67	0.23	(0.75)	(0.52)	—	—	11.15	(4.46)	545,041	24		0.78		0.78		4.23
12/31/19		10.45	0.54	0.68	1.22	—	—	11.67	11.67	597,896	34		0.79		0.79		4.85
12/31/18		11.13	0.36	(0.64)	(0.28)	(0.23)	(0.17)	10.45	(2.51)	487,466	54		0.80		0.80		3.34
12/31/17	‡‡	11.13	0.08	(0.08)	0.00	—	—	11.13	0.00	531,827	103		0.82		0.82		2.64

JNL/DoubleLine Shiller Enhanced CAPE Fund(g)
Class A
06/30/20		16.60	0.13	(1.82)	(1.69)	—	—	14.91	(10.18)	1,291,163	51		1.01		1.01		1.84
12/31/19		12.42	0.36	3.82	4.18	—	—	16.60	33.66	1,499,136	52		1.02		1.03		2.42
12/31/18		14.96	0.36	(0.91)	(0.55)	(0.12)	(1.87)	12.42	(4.51)	848,145	56		1.04		1.04		2.39
12/31/17		12.86	0.23	2.50	2.73	—	(0.63)	14.96	21.51	673,994	88		1.07		1.07		1.63
12/31/16		10.99	0.19	1.88	2.07	(0.10)	(0.10)	12.86	18.90	810,413	106		1.09		1.09		1.54
12/31/15	*	10.00	0.03	0.96	0.99	—	—	10.99	9.90	165,333	7		1.10		1.10		1.15

Class I
06/30/20		16.68	0.16	(1.83)	(1.67)	—	—	15.01	(10.01)	519,275	51		0.71		0.71		2.13
12/31/19		12.44	0.41	3.83	4.24	—	—	16.68	34.08	593,948	52		0.72		0.73		2.76
12/31/18		14.97	0.40	(0.90)	(0.50)	(0.16)	(1.87)	12.44	(4.23)	529,353	56		0.74		0.74		2.64
12/31/17	‡‡	14.09	0.09	0.79	0.88	—	—	14.97	6.25	730,742	88		0.79		0.79		2.33

JNL/Fidelity Institutional Asset Management Total Bond Fund(g)
Class A
06/30/20		12.01	0.13	0.45	0.58	—	—	12.59	4.83	920,655	58	(i)	0.79		0.79		2.16
12/31/19		11.19	0.30	0.73	1.03	(0.21)	—	12.01	9.23	891,521	364	(i)	0.81		0.81		2.54
12/31/18		11.68	0.27	(0.46)	(0.19)	(0.30)	—	11.19	(1.59)	859,612	318	(i)	0.84		0.84		2.40
12/31/17		11.57	0.26	0.09	0.35	(0.24)	—	11.68	3.02	959,472	226	(i)	0.86	(j)	0.87	(j)	2.19
12/31/16		11.61	0.22	0.03	0.25	(0.29)	—	11.57	2.10	1,145,530	443	(i)	0.86		0.87		1.81
12/31/15		11.81	0.23	(0.18)	0.05	(0.25)	—	11.61	0.39	1,116,546	370	(i)	0.87		0.87		1.94

Class I
06/30/20		12.24	0.15	0.46	0.61	—	—	12.85	4.98	254,321	58	(i)	0.49		0.49		2.35
12/31/19		11.40	0.34	0.75	1.09	(0.25)	—	12.24	9.56	118,021	364	(i)	0.51		0.51		2.84
12/31/18		11.89	0.31	(0.47)	(0.16)	(0.33)	—	11.40	(1.29)	91,757	318	(i)	0.54		0.54		2.67
12/31/17	‡	11.77	0.30	0.09	0.39	(0.27)	—	11.89	3.27	155,230	226	(i)	0.58	(j)	0.58	(j)	2.50
12/31/16		11.80	0.24	0.04	0.28	(0.31)	—	11.77	2.33	480	443	(i)	0.66		0.67		2.01
12/31/15		11.99	0.26	(0.19)	0.07	(0.26)	—	11.80	0.62	430	370	(i)	0.67		0.67		2.14

JNL/First State Global Infrastructure Fund(g)
Class A
06/30/20		16.03	0.11	(2.02)	(1.91)	—	—	14.12	(11.92)	619,589	49		1.15		1.15		1.47
12/31/19		12.63	0.32	3.08	3.40	—	—	16.03	26.92	782,786	49		1.15		1.15		2.16
12/31/18		13.95	0.37	(1.25)	(0.88)	(0.44)	—	12.63	(6.40)	727,790	155		1.15		1.15		2.71
12/31/17		12.92	0.29	0.99	1.28	(0.25)	—	13.95	9.90	957,356	97		1.15		1.15		2.06
12/31/16		11.76	0.24	1.25	1.49	(0.33)	—	12.92	12.58	900,328	100		1.15		1.15		1.90
12/31/15		15.35	0.20	(3.04)	(2.84)	(0.25)	(0.50)	11.76	(18.55)	847,849	74		1.15		1.15		1.43

Class I
06/30/20		16.16	0.13	(2.04)	(1.91)	—	—	14.25	(11.82)	327,894	49		0.85		0.85		1.81
12/31/19		12.70	0.38	3.08	3.46	—	—	16.16	27.24	232,318	49		0.85		0.85		2.54
12/31/18		14.02	0.41	(1.25)	(0.84)	(0.48)	—	12.70	(6.10)	137,753	155		0.85		0.85		3.04
12/31/17	‡	12.97	0.32	1.01	1.33	(0.28)	—	14.02	10.19	60,889	97		0.86		0.86		2.31
12/31/16		11.82	0.28	1.23	1.51	(0.36)	—	12.97	12.72	247	100		0.95		0.95		2.15
12/31/15		15.42	0.24	(3.06)	(2.82)	(0.28)	(0.50)	11.82	(18.34)	172	74		0.95		0.95		1.65

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)(e)	Total expenses to average net assets(%)(e)	Net investment income (loss) to average net assets(%)(f)
JNL/Franklin Templeton Global Multisector Bond Fund(g)
Class A
06/30/20		9.86	0.17	(0.86)	(0.69)	—		—	9.17	(7.00)	565,377	36		1.06	1.06	3.67
12/31/19		10.80	0.60	(0.50)	0.10	(1.04)		—	9.86	1.05	621,702	45		1.02	1.02	5.59
12/31/18		10.73	0.57	(0.50)	0.07	—		—	10.80	0.65	663,191	22		1.01	1.01	5.26
12/31/17		10.36	0.55	(0.18)	0.37	—		—	10.73	3.57	725,646	46		1.03	1.03	5.16
12/31/16		10.04	0.45	(0.07)	0.38	(0.00)	(o)	(0.06)	10.36	3.82	1,724,715	65		1.05	1.07	4.62
12/31/15		11.51	0.43	(0.91)	(0.48)	(0.96)		(0.03)	10.04	(4.15)	1,840,377	37		1.05	1.08	3.77

Class I
06/30/20		9.96	0.18	(0.86)	(0.68)	—		—	9.28	(6.83)	54,407	36		0.76	0.76	3.74
12/31/19		10.90	0.64	(0.50)	0.14	(1.08)		—	9.96	1.39	478,822	45		0.72	0.72	5.86
12/31/18		10.80	0.60	(0.50)	0.10	—		—	10.90	0.93	874,768	22		0.71	0.71	5.56
12/31/17	‡	10.40	0.75	(0.35)	0.40	—		—	10.80	3.85	988,263	46		0.75	0.75	6.88
12/31/16		10.08	0.47	(0.06)	0.41	(0.03)		(0.06)	10.40	4.05	212	65		0.85	0.87	4.81
12/31/15		11.56	0.45	(0.92)	(0.47)	(0.98)		(0.03)	10.08	(4.02)	247	37		0.85	0.88	3.97

JNL/Franklin Templeton Growth Allocation Fund(p)
Class A
06/30/20		14.89	0.11	(0.81)	(0.70)	—		—	14.19	(4.70)	1,070,272	46		0.99	1.00	1.58
12/31/19	(q)	12.65	0.09	2.15	2.24	—		—	14.89	17.71	1,209,936	109	(r)	0.68	0.69	0.64
12/31/18		13.97	0.34	(1.66)	(1.32)	—		—	12.65	(9.45)	1,175,318	5		0.35	0.35	2.45
12/31/17		12.50	0.35	1.12	1.47	—		—	13.97	11.76	1,480,293	104	(s)	0.14	0.14	2.65
12/31/16		11.02	0.34	1.14	1.48	—		—	12.50	13.43	1,454,361	8		0.05	0.05	2.99
12/31/15		11.97	0.37	(1.11)	(0.74)	(0.19)		(0.02)	11.02	(6.19)	1,426,476	6		0.05	0.05	3.12

Class I
06/30/20		14.99	0.13	(0.82)	(0.69)	—		—	14.30	(4.60)	1,782	46		0.69	0.70	1.89
12/31/19		12.70	0.14	2.15	2.29	—		—	14.99	18.03	1,537	109	(r)	0.41	0.42	1.02
12/31/18		13.98	0.82	(2.10)	(1.28)	—		—	12.70	(9.16)	1,030	5		0.05	0.05	5.95
12/31/17	‡‡	13.62	0.00	0.36	0.36	—		—	13.98	2.64	6	104	(s)	0.04	0.04	(0.04)

JNL/Franklin Templeton Income Fund(g)
Class A
06/30/20		12.70	0.23	(1.55)	(1.32)	—		—	11.38	(10.39)	1,558,965	22		0.93	0.93	4.01
12/31/19		10.95	0.48	1.27	1.75	—		—	12.70	15.98	1,877,152	29		0.93	0.93	4.00
12/31/18		11.98	0.50	(0.99)	(0.49)	(0.54)		—	10.95	(4.22)	1,753,784	50		0.92	0.92	4.20
12/31/17		11.32	0.47	0.65	1.12	(0.46)		—	11.98	9.93	2,054,043	24		0.92	0.92	4.01
12/31/16		10.39	0.45	1.00	1.45	(0.52)		—	11.32	14.12	2,469,017	43		0.93	0.93	4.15
12/31/15		11.73	0.50	(1.36)	(0.86)	(0.48)		—	10.39	(7.36)	2,293,763	29		0.92	0.92	4.35

Class I
06/30/20		12.17	0.24	(1.48)	(1.24)	—		—	10.93	(10.19)	3,424	22		0.63	0.63	4.33
12/31/19		10.46	0.58	1.13	1.71	—		—	12.17	16.35	3,929	29		0.63	0.63	5.12
12/31/18		11.47	0.51	(0.94)	(0.43)	(0.58)		—	10.46	(3.95)	398,824	50		0.62	0.62	4.50
12/31/17	‡	10.85	0.46	0.64	1.10	(0.48)		—	11.47	10.20	492,685	24		0.64	0.64	4.07
12/31/16		9.99	0.45	0.95	1.40	(0.54)		—	10.85	14.23	579	43		0.73	0.73	4.36
12/31/15		11.29	0.50	(1.29)	(0.79)	(0.51)		—	9.99	(7.08)	528	29		0.72	0.72	4.54

JNL/Franklin Templeton International Small Cap Fund(g)
Class A
06/30/20		9.81	0.04	(2.37)	(2.33)	—		—	7.48	(23.75)	428,802	21		1.26	1.26	1.02
12/31/19		8.55	0.13	1.43	1.56	(0.06)		(0.24)	9.81	18.39	597,575	26		1.25	1.25	1.38
12/31/18		11.51	0.14	(2.38)	(2.24)	(0.26)		(0.46)	8.55	(19.78)	553,186	26		1.24	1.24	1.29
12/31/17		8.81	0.10	2.74	2.84	(0.11)		(0.03)	11.51	32.29	746,026	26		1.27	1.27	0.92
12/31/16		9.25	0.11	(0.22)	(0.11)	(0.14)		(0.19)	8.81	(1.17)	498,894	18		1.30	1.30	1.26
12/31/15		9.55	0.11	0.27	0.38	(0.09)		(0.59)	9.25	3.81	573,414	22		1.30	1.30	1.07

Class I
06/30/20		9.93	0.05	(2.40)	(2.35)	—		—	7.58	(23.67)	2,404	21		0.96	0.96	1.38
12/31/19		8.65	0.15	1.46	1.61	(0.09)		(0.24)	9.93	18.85	2,616	26		0.95	0.95	1.62
12/31/18		11.63	0.16	(2.39)	(2.23)	(0.29)		(0.46)	8.65	(19.55)	1,445	26		0.94	0.94	1.47
12/31/17	‡	8.90	0.12	2.77	2.89	(0.13)		(0.03)	11.63	32.49	637	26		1.03	1.03	1.13
12/31/16		9.34	0.13	(0.22)	(0.09)	(0.16)		(0.19)	8.90	(0.96)	287	18		1.10	1.10	1.43
12/31/15		9.63	0.14	0.26	0.40	(0.10)		(0.59)	9.34	4.05	241	22		1.10	1.10	1.33

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)	Total expenses to average net assets(%)(e)	Net investment income (loss) to average net assets(%)(f)
JNL/Goldman Sachs Competitive Advantage Fund(g)(k)
Class A
06/30/20		17.78	0.09	(0.46)	(0.37)	—	—	17.41	(2.08)	891,003	12	0.66	0.66	1.09
12/31/19		15.49	0.20	4.20	4.40	(0.24)	(1.87)	17.78	29.36	1,023,390	43	0.66	0.66	1.16
12/31/18		16.86	0.21	(0.59)	(0.38)	(0.16)	(0.83)	15.49	(2.69)	903,561	43	0.66	0.66	1.17
12/31/17		14.40	0.15	2.64	2.79	(0.21)	(0.12)	16.86	19.67	1,075,807	37	0.66	0.66	1.04
12/31/16		15.35	0.20	0.57	0.77	(0.16)	(1.57)	14.40	5.70	2,896,060	57	0.66	0.66	1.36
12/31/15		16.89	0.17	0.09	0.26	(0.13)	(1.67)	15.35	1.19	2,697,114	81	0.66	0.66	0.98

Class I
06/30/20		17.88	0.11	(0.45)	(0.34)	—	—	17.54	(1.90)	1,251,283	12	0.36	0.36	1.39
12/31/19		15.57	0.26	4.22	4.48	(0.30)	(1.87)	17.88	29.74	1,621,827	43	0.36	0.36	1.46
12/31/18		16.97	0.26	(0.58)	(0.32)	(0.25)	(0.83)	15.57	(2.36)	1,489,833	43	0.36	0.36	1.47
12/31/17	‡	14.49	0.21	2.63	2.84	(0.24)	(0.12)	16.97	19.92	1,820,298	37	0.38	0.38	1.36
12/31/16		15.44	0.24	0.56	0.80	(0.19)	(1.57)	14.49	5.88	405	57	0.46	0.46	1.56
12/31/15		16.97	0.21	0.08	0.29	(0.15)	(1.67)	15.44	1.40	431	81	0.46	0.46	1.18

JNL/Goldman Sachs Dividend Income & Growth Fund(g)(k)
Class A
06/30/20		15.28	0.21	(3.25)	(3.04)	—	—	12.24	(19.90)	2,743,759	11	0.65	0.65	3.34
12/31/19		13.39	0.47	3.16	3.63	(0.55)	(1.19)	15.28	27.63	3,647,127	41	0.65	0.65	3.06
12/31/18		15.99	0.52	(1.25)	(0.73)	(0.49)	(1.38)	13.39	(5.31)	3,029,450	48	0.65	0.65	3.33
12/31/17		15.61	0.48	1.30	1.78	(0.45)	(0.95)	15.99	11.97	3,671,699	39	0.65	0.65	3.03
12/31/16		14.09	0.47	1.99	2.46	(0.36)	(0.58)	15.61	17.73	5,805,527	51	0.65	0.65	3.02
12/31/15		15.27	0.43	(0.33)	0.10	(0.38)	(0.90)	14.09	0.69	3,958,646	69	0.66	0.66	2.84

Class I
06/30/20		15.54	0.24	(3.32)	(3.08)	—	—	12.46	(19.82)	1,251,687	11	0.35	0.35	3.64
12/31/19		13.59	0.52	3.22	3.74	(0.60)	(1.19)	15.54	28.04	1,633,166	41	0.35	0.35	3.35
12/31/18		16.21	0.58	(1.28)	(0.70)	(0.54)	(1.38)	13.59	(5.04)	1,489,479	48	0.35	0.35	3.62
12/31/17	‡	15.80	0.57	1.27	1.84	(0.48)	(0.95)	16.21	12.22	1,795,810	39	0.36	0.36	3.65
12/31/16		14.25	0.50	2.02	2.52	(0.38)	(0.58)	15.80	17.93	1,739	51	0.45	0.45	3.22
12/31/15		15.42	0.46	(0.32)	0.14	(0.41)	(0.90)	14.25	0.93	1,155	69	0.46	0.46	3.03

JNL/Goldman Sachs International 5 Fund(g)(k)
Class A
06/30/20		10.50	0.13	(2.27)	(2.14)	—	—	8.36	(20.38)	53,901	70	0.75	0.75	3.02
12/31/19		9.16	0.35	1.27	1.62	(0.28)	—	10.50	17.82	62,001	53	0.75	0.75	3.46
12/31/18		11.53	0.35	(2.11)	(1.76)	(0.61)	—	9.16	(15.48)	44,187	72	0.78	0.78	3.17
12/31/17		9.56	0.27	2.84	3.11	(1.14)	—	11.53	33.09	47,468	135	0.81	0.81	2.55
12/31/16		9.19	0.29	0.46	0.75	(0.38)	—	9.56	8.28	112,237	73	0.80	0.80	3.13
12/31/15		9.46	0.27	(0.47)	(0.20)	(0.07)	—	9.19	(2.15)	122,919	79	0.80	0.80	2.79

Class I
06/30/20		10.51	0.14	(2.27)	(2.13)	—	—	8.38	(20.27)	1,269	70	0.40	0.45	3.33
12/31/19		9.17	0.37	1.28	1.65	(0.31)	—	10.51	18.12	1,548	53	0.40	0.45	3.71
12/31/18		11.53	0.34	(2.06)	(1.72)	(0.64)	—	9.17	(15.10)	723	72	0.43	0.48	3.26
12/31/17	‡‡	10.98	0.04	0.51	0.55	—	—	11.53	5.01	1	135	0.72	0.72	1.32

JNL/Goldman Sachs Intrinsic Value Fund(g)(k)
Class A
06/30/20		14.00	0.12	(2.91)	(2.79)	—	—	11.21	(19.93)	559,404	17	0.67	0.67	2.10
12/31/19		13.15	0.33	2.41	2.74	(0.36)	(1.53)	14.00	21.25	780,589	59	0.66	0.66	2.30
12/31/18		14.65	0.32	(1.09)	(0.77)	(0.24)	(0.49)	13.15	(5.82)	722,375	64	0.66	0.66	2.12
12/31/17		12.65	0.25	2.11	2.36	(0.36)	—	14.65	18.92	833,692	57	0.66	0.66	1.89
12/31/16		12.34	0.32	0.32	0.64	(0.33)	—	12.65	5.27	2,642,746	53	0.66	0.66	2.55
12/31/15		16.55	0.40	(2.63)	(2.23)	(0.17)	(1.81)	12.34	(13.84)	2,547,388	85	0.66	0.66	2.51

Class I
06/30/20		14.27	0.14	(2.96)	(2.82)	—	—	11.45	(19.76)	1,244,940	17	0.37	0.37	2.41
12/31/19		13.38	0.38	2.44	2.82	(0.40)	(1.53)	14.27	21.57	1,616,259	59	0.36	0.36	2.61
12/31/18		14.93	0.37	(1.11)	(0.74)	(0.32)	(0.49)	13.38	(5.53)	1,461,397	64	0.36	0.36	2.41
12/31/17	‡	12.89	0.30	2.12	2.42	(0.38)	—	14.93	19.12	1,816,661	57	0.38	0.38	2.18
12/31/16		12.57	0.35	0.33	0.68	(0.36)	—	12.89	5.47	484	53	0.46	0.46	2.75
12/31/15		16.80	0.41	(2.64)	(2.23)	(0.19)	(1.81)	12.57	(13.62)	540	85	0.46	0.46	2.54

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)	Total expenses to average net assets(%)(e)	Net investment income (loss) to average net assets(%)(f)
JNL/Goldman Sachs Total Yield Fund(g)(k)
Class A
06/30/20		13.25	0.13	(2.86)	(2.73)	—	—	10.52	(20.60)	315,579	20	0.67	0.67	2.29
12/31/19		11.70	0.28	2.25	2.53	(0.29)	(0.69)	13.25	22.09	424,281	83	0.67	0.67	2.15
12/31/18		14.08	0.27	(1.75)	(1.48)	(0.18)	(0.72)	11.70	(11.15)	403,175	83	0.66	0.66	1.92
12/31/17		13.30	0.27	1.15	1.42	(0.29)	(0.35)	14.08	11.02	530,713	67	0.66	0.66	1.98
12/31/16		12.03	0.27	1.24	1.51	(0.24)	—	13.30	12.62	2,376,595	65	0.67	0.67	2.14
12/31/15		15.07	0.30	(1.46)	(1.16)	(0.20)	(1.68)	12.03	(7.72)	2,094,742	86	0.67	0.67	2.04

Class I
06/30/20		13.31	0.14	(2.86)	(2.72)	—	—	10.59	(20.44)	1,244,911	20	0.37	0.37	2.60
12/31/19		11.76	0.32	2.25	2.57	(0.33)	(0.69)	13.31	22.40	1,620,726	83	0.37	0.37	2.46
12/31/18		14.23	0.32	(1.78)	(1.46)	(0.29)	(0.72)	11.76	(10.93)	1,459,981	83	0.36	0.36	2.23
12/31/17	‡	13.42	0.27	1.21	1.48	(0.32)	(0.35)	14.23	11.37	1,786,035	67	0.38	0.38	1.97
12/31/16		12.14	0.30	1.24	1.54	(0.26)	—	13.42	12.79	318	65	0.47	0.47	2.35
12/31/15		15.17	0.30	(1.43)	(1.13)	(0.22)	(1.68)	12.14	(7.48)	296	86	0.47	0.47	2.04

JNL/GQG Emerging Markets Equity Fund
Class A
06/30/20		10.78	0.01	(0.15)	(0.14)	—	—	10.64	(1.30)	101,955	63	1.36	1.36	0.29
12/31/19		8.94	0.11	1.77	1.88	(0.04)	—	10.78	21.09	81,360	85	1.36	1.36	1.07
12/31/18		10.51	0.03	(1.60)	(1.57)	—	—	8.94	(14.94)	18,433	115	1.36	1.36	0.34
12/31/17	*	10.00	(0.01)	0.52	0.51	—	—	10.51	5.10	3,048	31	1.36	1.36	(0.27)

Class I
06/30/20		10.85	0.02	(0.14)	(0.12)	—	—	10.73	(1.11)	510,830	63	1.06	1.06	0.48
12/31/19		8.98	0.14	1.78	1.92	(0.05)	—	10.85	21.38	567,543	85	1.06	1.06	1.42
12/31/18		10.52	0.07	(1.61)	(1.54)	—	—	8.98	(14.64)	442,362	115	1.06	1.06	0.67
12/31/17	*	10.00	0.00	0.52	0.52	—	—	10.52	5.20	413,849	31	1.06	1.06	(0.07)

JNL/Harris Oakmark Global Equity Fund(g)
Class A
06/30/20		11.00	0.02	(1.79)	(1.77)	—	—	9.23	(16.09)	345,693	17	1.14	1.14	0.53
12/31/19		9.23	0.15	2.36	2.51	(0.17)	(0.57)	11.00	27.64	453,053	30	1.16	1.16	1.45
12/31/18		12.10	0.13	(2.67)	(2.54)	(0.08)	(0.25)	9.23	(21.22)	405,484	42	1.17	1.17	1.13
12/31/17		9.87	0.09	2.17	2.26	(0.03)	—	12.10	22.86	569,264	47	1.19	1.19	0.75
12/31/16		8.86	0.14	0.96	1.10	(0.09)	—	9.87	12.45	64,916	42	1.21	1.21	1.57
12/31/15	*	10.00	0.05	(1.19)	(1.14)	—	—	8.86	(11.40)	91,143	23	1.21	1.21	0.85

Class I
06/30/20		11.01	0.04	(1.80)	(1.76)	—	—	9.25	(15.99)	310,052	17	0.84	0.84	0.82
12/31/19		9.25	0.18	2.36	2.54	(0.21)	(0.57)	11.01	27.93	409,144	30	0.86	0.86	1.75
12/31/18		12.11	0.16	(2.67)	(2.51)	(0.10)	(0.25)	9.25	(20.97)	407,105	42	0.87	0.87	1.44
12/31/17	‡‡	11.85	0.00	0.26	0.26	—	—	12.11	2.19	552,138	47	0.86	0.86	0.16

JNL/Heitman U.S. Focused Real Estate Fund
Class A
06/30/20		11.66	0.12	(1.90)	(1.78)	—	—	9.88	(15.27)	29,178	183	1.10	1.10	2.37
12/31/19		9.39	0.20	2.17	2.37	(0.10)	—	11.66	25.26	32,373	172	1.10	1.10	1.80
12/31/18	*	10.00	0.10	(0.71)	(0.61)	—	—	9.39	(6.10)	3,046	94	1.10	1.10	2.73

Class I
06/30/20		11.71	0.14	(1.91)	(1.77)	—	—	9.94	(15.12)	138,638	183	0.80	0.80	2.68
12/31/19		9.40	0.22	2.19	2.41	(0.10)	—	11.71	25.67	165,458	172	0.80	0.80	1.99
12/31/18	*	10.00	0.10	(0.70)	(0.60)	—	—	9.40	(6.00)	139,768	94	0.80	0.80	2.73

JNL/Invesco Diversified Dividend Fund
Class A
06/30/20		11.51	0.13	(1.79)	(1.66)	—	—	9.85	(14.42)	101,257	4	0.98	0.98	2.56
12/31/19		9.54	0.22	2.04	2.26	(0.23)	(0.06)	11.51	23.84	106,008	5	0.98	0.98	2.04
12/31/18		10.33	0.21	(0.96)	(0.75)	(0.04)	—	9.54	(7.26)	50,717	22	0.98	0.98	2.08
12/31/17	*	10.00	0.04	0.29	0.33	—	—	10.33	3.30	10,136	3	0.99	0.99	1.62

Class I
06/30/20		11.59	0.14	(1.80)	(1.66)	—	—	9.93	(14.32)	892,800	4	0.68	0.68	2.87
12/31/19		9.58	0.25	2.06	2.31	(0.24)	(0.06)	11.59	24.28	865,164	5	0.68	0.68	2.33
12/31/18		10.34	0.24	(0.96)	(0.72)	(0.04)	—	9.58	(6.96)	429,762	22	0.68	0.68	2.36
12/31/17	*	10.00	0.05	0.29	0.34	—	—	10.34	3.40	547,212	3	0.69	0.69	1.77

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)		Net investment income (loss) to average net assets(%)(f)
JNL/Invesco Global Growth Fund(g)(k)
Class A
06/30/20		18.78	0.00	(0.26)	(0.26)	—	—	18.52	(1.38)	1,634,914	8	0.95		0.95		0.01
12/31/19		15.61	0.09	4.68	4.77	(0.12)	(1.48)	18.78	31.28	1,852,577	9	0.95		0.95		0.52
12/31/18		18.57	0.14	(2.57)	(2.43)	(0.12)	(0.41)	15.61	(13.21)	1,565,610	19	0.95		0.95		0.74
12/31/17		13.74	0.08	4.88	4.96	(0.13)	—	18.57	36.15	1,964,715	14	0.95	(j)	0.96	(j)	0.52
12/31/16		14.23	0.12	(0.11)	0.01	(0.08)	(0.42)	13.74	0.10	1,809,162	19	0.96		0.97		0.86
12/31/15		14.19	0.11	0.43	0.54	(0.12)	(0.38)	14.23	3.80	1,532,163	17	0.97		0.97		0.75

Class I
06/30/20		19.15	0.03	(0.27)	(0.24)	—	—	18.91	(1.25)	659,160	8	0.65		0.65		0.32
12/31/19		15.89	0.15	4.77	4.92	(0.18)	(1.48)	19.15	31.73	742,104	9	0.65		0.65		0.81
12/31/18		18.89	0.20	(2.62)	(2.42)	(0.17)	(0.41)	15.89	(12.97)	624,314	19	0.65		0.65		1.04
12/31/17	‡	13.97	0.07	5.00	5.07	(0.15)	—	18.89	36.39	651,989	14	0.68	(j)	0.68	(j)	0.36
12/31/16		14.44	0.14	(0.09)	0.05	(0.10)	(0.42)	13.97	0.40	1,456	19	0.76		0.77		1.04
12/31/15		14.39	0.15	0.43	0.58	(0.15)	(0.38)	14.44	3.97	1,018	17	0.77		0.77		0.97

JNL/Invesco Global Real Estate Fund(g)
Class A
06/30/20		10.88	0.12	(2.36)	(2.24)	—	—	8.64	(20.59)	876,640	73	1.06		1.06		2.50
12/31/19		8.88	0.22	1.78	2.00	—	—	10.88	22.52	1,192,796	52	1.05		1.05		2.11
12/31/18		9.97	0.22	(0.86)	(0.64)	(0.38)	(0.07)	8.88	(6.38)	1,125,411	57	1.04		1.04		2.26
12/31/17		9.53	0.20	0.75	0.95	(0.31)	(0.20)	9.97	10.19	1,373,022	55	1.05	(j)	1.05	(j)	2.06
12/31/16		9.78	0.18	0.06	0.24	(0.20)	(0.29)	9.53	2.42	1,821,270	65	1.05		1.06		1.82
12/31/15		10.85	0.20	(0.31)	(0.11)	(0.31)	(0.65)	9.78	(0.96)	1,905,281	78	1.05		1.05		1.86

Class I
06/30/20		11.09	0.07	(2.34)	(2.27)	—	—	8.82	(20.47)	2,718	73	0.76		0.76		1.39
12/31/19		9.02	0.23	1.84	2.07	—	—	11.09	22.95	35,743	52	0.75		0.75		2.24
12/31/18		10.13	0.24	(0.86)	(0.62)	(0.42)	(0.07)	9.02	(6.17)	160,039	57	0.74		0.74		2.43
12/31/17	‡	9.67	0.27	0.72	0.99	(0.33)	(0.20)	10.13	10.46	602,227	55	0.77	(j)	0.77	(j)	2.74
12/31/16		9.92	0.20	0.07	0.27	(0.22)	(0.29)	9.67	2.61	899	65	0.85		0.86		2.02
12/31/15		10.99	0.23	(0.32)	(0.09)	(0.33)	(0.65)	9.92	(0.76)	930	78	0.85		0.85		2.07

JNL/Invesco International Growth Fund(g)
Class A
06/30/20		13.90	0.06	(1.15)	(1.09)	—	—	12.81	(7.84)	790,125	29	0.98		0.98		1.05
12/31/19		11.71	0.20	3.04	3.24	(0.24)	(0.81)	13.90	28.14	923,887	25	0.98		0.98		1.47
12/31/18		14.10	0.23	(2.35)	(2.12)	(0.27)	—	11.71	(15.08)	827,489	38	0.97		0.97		1.69
12/31/17		11.65	0.18	2.51	2.69	(0.19)	(0.05)	14.10	23.20	1,069,305	33	0.97	(j)	0.97	(j)	1.38
12/31/16		12.25	0.18	(0.32)	(0.14)	(0.21)	(0.25)	11.65	(1.19)	1,250,916	21	0.98		0.98		1.49
12/31/15		12.73	0.19	(0.44)	(0.25)	(0.23)	—	12.25	(2.03)	1,328,232	33	0.97		0.97		1.45

Class I
06/30/20		14.73	0.09	(1.22)	(1.13)	—	—	13.60	(7.67)	167,307	29	0.68		0.68		1.38
12/31/19		12.36	0.25	3.22	3.47	(0.29)	(0.81)	14.73	28.52	186,531	25	0.68		0.68		1.77
12/31/18		14.86	0.29	(2.48)	(2.19)	(0.31)	—	12.36	(14.78)	206,081	38	0.67		0.67		2.06
12/31/17	‡	12.26	0.07	2.80	2.87	(0.22)	(0.05)	14.86	23.47	429,217	33	0.69	(j)	0.69	(j)	0.45
12/31/16		12.88	0.22	(0.35)	(0.13)	(0.24)	(0.25)	12.26	(1.06)	633	21	0.78		0.78		1.70
12/31/15		13.37	0.21	(0.45)	(0.24)	(0.25)	—	12.88	(1.81)	648	33	0.77		0.77		1.58

JNL/Invesco Small Cap Growth Fund(g)
Class A
06/30/20		26.81	(0.08)	1.47	1.39	—	—	28.20	5.18	1,738,171	33	1.06		1.06		(0.60)
12/31/19		21.55	(0.03)	5.29	5.26	—	—	26.81	24.41	1,806,339	31	1.06		1.06		(0.14)
12/31/18		24.91	(0.08)	(2.08)	(2.16)	—	(1.20)	21.55	(9.11)	1,574,523	23	1.07		1.07		(0.31)
12/31/17		20.48	(0.07)	5.13	5.06	—	(0.63)	24.91	24.96	1,681,534	27	1.10	(j)	1.11	(j)	(0.32)
12/31/16		18.86	(0.04)	2.18	2.14	—	(0.52)	20.48	11.51	1,534,205	33	1.10		1.11		(0.20)
12/31/15		20.40	(0.07)	(0.27)	(0.34)	—	(1.20)	18.86	(1.79)	1,318,791	28	1.10		1.12		(0.31)

Class I
06/30/20		28.01	(0.06)	1.55	1.49	—	—	29.50	5.32	10,287	33	0.76		0.76		(0.42)
12/31/19		22.44	0.03	5.54	5.57	—	—	28.01	24.82	57,082	31	0.76		0.76		0.10
12/31/18		25.81	(0.01)	(2.16)	(2.17)	—	(1.20)	22.44	(8.83)	164,359	23	0.77		0.77		(0.02)
12/31/17	‡	21.16	0.00	5.28	5.28	—	(0.63)	25.81	25.20	235,662	27	0.81	(j)	0.81	(j)	0.01
12/31/16		19.43	0.00	2.25	2.25	—	(0.52)	21.16	11.74	802	33	0.90		0.91		(0.01)
12/31/15		20.94	(0.03)	(0.28)	(0.31)	—	(1.20)	19.43	(1.60)	760	28	0.90		0.92		(0.13)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)		Net investment income (loss) to average net assets(%)(f)
JNL/JPMorgan Global Allocation Fund(g)
Class A
06/30/20		12.39	0.06	(0.91)	(0.85)	—	—	11.54	(6.86)	1,317,286	84	1.07		1.09		1.05
12/31/19	(m)	10.52	0.16	1.71	1.87	—	—	12.39	17.78	38,453	188	1.02		1.10		1.34
12/31/18	(m)	11.64	0.12	(1.13)	(1.01)	(0.11)	—	10.52	(8.74)	32,186	43	1.11		1.11		1.09
12/31/17	(m)	10.27	0.11	1.51	1.62	(0.25)	—	11.64	15.89	38,609	35	1.11		1.11		0.96
12/31/16	(m)	9.88	0.09	0.30	0.39	—	—	10.27	3.95	35,580	83	1.10		1.10		0.86
12/31/15	(m)	10.17	0.01	(0.18)	(0.17)	—	(0.12)	9.88	(1.69)	33,966	151	1.10		1.10		0.09

Class I
06/30/20		12.45	0.07	(0.91)	(0.84)	—	—	11.61	(6.75)	1,883	84	0.62		0.78		1.19
12/31/19	(m)	10.55	0.21	1.69	1.90	—	—	12.45	18.01	13,144	188	0.63		0.78		1.78
12/31/18	(m)	11.65	0.18	(1.15)	(0.97)	(0.13)	—	10.55	(8.34)	0	43	0.71		0.71		1.56
12/31/17 ‡‡(m)		11.20	0.07	0.38	0.45	—	—	11.65	4.02	1	35	0.73		0.73		2.17

JNL/JPMorgan Growth & Income Fund(g)(k)
Class A
06/30/20		12.42	0.10	(2.75)	(2.65)	—	—	9.77	(21.34)	617,094	73	0.98		0.98		1.96
12/31/19		10.10	0.22	2.10	2.32	—	—	12.42	22.97	631,200	22	1.01		1.01		1.91
12/31/18		11.66	0.19	(1.21)	(1.02)	(0.14)	(0.40)	10.10	(9.03)	572,358	21	0.99		0.99		1.66
12/31/17		11.31	0.17	0.73	0.90	(0.35)	(0.20)	11.66	8.11	703,977	18	0.99	(j)	1.02	(j)	1.45
12/31/16		10.73	0.19	1.42	1.61	(0.28)	(0.75)	11.31	15.68	1,190,462	20	1.02		1.03		1.69
12/31/15		12.24	0.20	(0.76)	(0.56)	(0.41)	(0.54)	10.73	(4.67)	1,126,952	25	1.02		1.02		1.64

Class I
06/30/20		12.59	0.12	(2.79)	(2.67)	—	—	9.92	(21.21)	261,892	73	0.61		0.61		2.49
12/31/19		10.20	0.24	2.15	2.39	—	—	12.59	23.43	2,121	22	0.70		0.70		2.13
12/31/18		11.78	0.23	(1.23)	(1.00)	(0.18)	(0.40)	10.20	(8.76)	391,915	21	0.69		0.69		1.96
12/31/17	‡	11.41	0.21	0.74	0.95	(0.38)	(0.20)	11.78	8.41	516,750	18	0.71	(j)	0.71	(j)	1.81
12/31/16		10.83	0.21	1.43	1.64	(0.31)	(0.75)	11.41	15.78	597	20	0.82		0.83		1.87
12/31/15		12.34	0.23	(0.76)	(0.53)	(0.44)	(0.54)	10.83	(4.43)	503	25	0.82		0.82		1.83

JNL/JPMorgan Hedged Equity Fund
Class A
06/30/20		10.59	0.05	0.34	0.39	—	—	10.98	3.68	247,609	39	0.97		0.97		1.02
12/31/19		9.51	0.09	1.16	1.25	—	(0.17)	10.59	13.16	83,517	45	0.96		0.96		0.90
12/31/18	*	10.00	0.04	(0.48)	(0.44)	(0.03)	(0.02)	9.51	(4.47)	19,436	12	0.99		0.99		1.02

Class I
06/30/20		10.63	0.06	0.34	0.40	—	—	11.03	3.76	185,342	39	0.67		0.67		1.19
12/31/19		9.51	0.12	1.17	1.29	—	(0.17)	10.63	13.59	201,878	45	0.66		0.66		1.16
12/31/18	*	10.00	0.06	(0.50)	(0.44)	(0.03)	(0.02)	9.51	(4.43)	83,681	12	0.69		0.69		1.48

JNL/JPMorgan MidCap Growth Fund(g)
Class A
06/30/20		41.36	(0.06)	4.85	4.79	—	—	46.15	11.58	2,388,557	41	0.91		0.91		(0.29)
12/31/19		29.56	(0.09)	11.89	11.80	—	—	41.36	39.92	2,118,202	48	0.91		0.91		(0.24)
12/31/18		34.51	(0.09)	(1.44)	(1.53)	—	(3.42)	29.56	(5.00)	1,426,313	56	0.91		0.91		(0.26)
12/31/17		27.08	(0.06)	7.99	7.93	—	(0.50)	34.51	29.40	1,477,372	55	0.92		0.92		(0.21)
12/31/16		29.43	(0.02)	0.13	0.11	—	(2.46)	27.08	0.52	1,561,280	44	0.93		0.93		(0.09)
12/31/15		31.95	(0.08)	1.06	0.98	—	(3.50)	29.43	3.01	1,719,810	60	0.93		0.93		(0.23)

Class I
06/30/20		42.72	0.00	5.02	5.02	—	—	47.74	11.75	275,885	41	0.61		0.61		0.01
12/31/19		30.44	0.03	12.25	12.28	—	—	42.72	40.34	291,438	48	0.61		0.61		0.07
12/31/18		35.33	0.01	(1.48)	(1.47)	—	(3.42)	30.44	(4.71)	392,977	56	0.61		0.61		0.04
12/31/17	‡	27.65	(0.02)	8.20	8.18	—	(0.50)	35.33	29.70	615,880	55	0.63		0.63		(0.06)
12/31/16		29.94	0.03	0.14	0.17	—	(2.46)	27.65	0.71	228	44	0.73		0.73		0.11
12/31/15		32.38	(0.01)	1.07	1.06	—	(3.50)	29.94	3.22	310	60	0.73		0.73		(0.04)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)(e)	Total expenses to average net assets(%)(e)	Net investment income (loss) to average net assets(%)(f)
JNL/JPMorgan U.S. Government & Quality Bond Fund(g)
Class A
06/30/20		13.52		0.11		0.76		0.87		—		—		14.39		6.43	1,608,192	28		0.68	0.68	1.53
12/31/19		12.70		0.30		0.52		0.82		—		—		13.52		6.46	967,204	16		0.70	0.70	2.25
12/31/18		13.09		0.30		(0.25)		0.05		(0.41)		(0.03)		12.70		0.45	838,851	3		0.69	0.69	2.36
12/31/17		13.11		0.29		0.04		0.33		(0.35)		—		13.09		2.51	841,921	6		0.68	0.68	2.18
12/31/16		13.16		0.28		(0.08)		0.20		(0.25)		—		13.11		1.45	1,496,044	18		0.68	0.68	2.04
12/31/15		13.39		0.27		(0.21)		0.06		(0.29)		—		13.16		0.46	1,426,114	9		0.69	0.69	1.97

Class I
06/30/20		14.27		0.13		0.80		0.93		—		—		15.20		6.52	614,067	28		0.38	0.38	1.80
12/31/19		13.36		0.36		0.55		0.91		—		—		14.27		6.81	256,961	16		0.40	0.40	2.56
12/31/18		13.75		0.36		(0.27)		0.09		(0.45)		(0.03)		13.36		0.77	231,252	3		0.39	0.39	2.65
12/31/17	‡	13.76		0.35		0.02		0.37		(0.38)		—		13.75		2.70	522,010	6		0.40	0.40	2.52
12/31/16		13.80		0.32		(0.09)		0.23		(0.27)		—		13.76		1.62	790	18		0.48	0.48	2.24
12/31/15		14.02		0.31		(0.22)		0.09		(0.31)		—		13.80		0.67	1,000	9		0.49	0.49	2.16

JNL/Loomis Sayles Global Growth Fund
Class A
06/30/20		11.54		0.00		0.89		0.89		—		—		12.43		7.71	390,883	15		1.03	1.03	0.00
12/31/19		8.84		0.02		2.70		2.72		(0.02)		—		11.54		30.75	3,638	18		1.00	1.00	0.17
12/31/18	*	10.00		0.00		(1.16)		(1.16)		—		—		8.84		(11.60)	398	9		1.00	1.00	0.08

Class I
06/30/20		11.59		0.04		0.87		0.91		—		—		12.50		7.85	324,448	15		0.72	0.72	0.69
12/31/19		8.85		0.07		2.69		2.76		(0.02)		—		11.59		31.18	308,894	18		0.70	0.70	0.63
12/31/18	*	10.00		0.02		(1.17)		(1.15)		—		—		8.85		(11.50)	251,444	9		0.70	0.70	0.49

JNL/Lord Abbett Short Duration Income Fund
Class A
06/30/20	*	10.00		0.03		0.18		0.21		—		—		10.21		2.10	42,922	17		0.80	0.80	1.68

Class I
06/30/20	*	10.00		0.04		0.17		0.21		—		—		10.21		2.10	91,620	17		0.50	0.50	1.98

JNL/Mellon Bond Index Fund(g)
Class A
06/30/20		12.06		0.11		0.61		0.72		—		—		12.78		5.97	1,084,902	40	(i)	0.56	0.56	1.85
12/31/19		11.43		0.27		0.64		0.91		(0.28)		—		12.06		7.93	942,401	62	(i)	0.56	0.56	2.24
12/31/18		11.75		0.25		(0.32)		(0.07)		(0.25)		—		11.43		(0.57)	850,576	83	(i)	0.57	0.57	2.21
12/31/17		11.63		0.22		0.13		0.35		(0.23)		—		11.75		3.02	892,847	46	(i)	0.57	0.57	1.88
12/31/16		11.50		0.21		0.01		0.22		(0.09)		—		11.63		1.92	1,136,243	77	(i)	0.57	0.57	1.78
12/31/15		11.78		0.22		(0.24)		(0.02)		(0.23)		(0.03)		11.50		(0.12)	1,050,126	80	(i)	0.58	0.58	1.85

Class I
06/30/20		12.53		0.14		0.62		0.76		—		—		13.29		6.07	226,596	40	(i)	0.26	0.26	2.17
12/31/19		11.85		0.32		0.67		0.99		(0.31)		—		12.53		8.37	267,955	62	(i)	0.26	0.26	2.54
12/31/18		12.17		0.30		(0.34)		(0.04)		(0.28)		—		11.85		(0.28)	231,758	83	(i)	0.27	0.27	2.51
12/31/17	‡	12.03		0.27		0.12		0.39		(0.25)		—		12.17		3.28	307,567	46	(i)	0.28	0.28	2.24
12/31/16		11.88		0.24		0.01		0.25		(0.10)		—		12.03		2.10	1,407	77	(i)	0.37	0.37	1.98
12/31/15		12.15		0.25		(0.24)		0.01		(0.25)		(0.03)		11.88		0.15	1,369	80	(i)	0.38	0.38	2.06

JNL/Mellon Communication Services Sector Fund(g)(t)
Class A
06/30/20		14.45		0.04		(0.13)		(0.09)		—		—		14.36		(0.62)	179,809	9		0.67	0.67	0.55
12/31/19		11.43		0.05		2.97		3.02		—		—		14.45		26.42	157,958	54		0.67	0.67	0.40
12/31/18		14.55		0.43		(1.14)		(0.71)		(0.58)		(1.83)		11.43		(5.81)	111,155	110		0.68	0.68	3.10
12/31/17		15.15		0.49		0.04		0.53		(0.52)		(0.61)		14.55		3.53	118,950	27		0.68	0.68	3.24
12/31/16		13.39	(n)	0.47	(n)	2.57	(n)	3.04	(n)	(0.40)		(0.87)		15.15		23.55	143,245	24		0.68	0.68	3.18
12/31/15		14.01	(n)	0.40	(n)	(0.02)	(n)	0.38	(n)	(0.54)	(n)	(0.46)	(n)	13.39	(n)	2.73	115,618	21		0.68	0.68	2.82

Class I
06/30/20		13.49		0.05		(0.12)		(0.07)		—		—		13.42		(0.52)	2,194	9		0.32	0.37	0.85
12/31/19		10.63		0.08		2.78		2.86		—		—		13.49		26.91	1,377	54		0.32	0.37	0.65
12/31/18		13.69		0.38		(0.99)		(0.61)		(0.62)		(1.83)		10.63		(5.47)	397	110		0.33	0.38	3.01
12/31/17	‡	14.32		0.49		0.05		0.54		(0.56)		(0.61)		13.69		3.77	84	27		0.44	0.45	3.46
12/31/16		12.72	(n)	0.47	(n)	2.43	(n)	2.90	(n)	(0.43)		(0.87)		14.32		23.69	91	24		0.48	0.48	3.40
12/31/15		13.37	(n)	0.35	(n)	0.04	(n)	0.39	(n)	(0.58)	(n)	(0.46)	(n)	12.72	(n)	2.92	79	21		0.48	0.48	2.56

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)		Net investment income (loss) to average net assets(%)(f)
JNL/Mellon Consumer Discretionary Sector Fund(g)(t)
Class A
06/30/20		25.44	0.06	1.98	2.04	—	—	27.48	8.02	1,270,540	3	0.64		0.64		0.46
12/31/19		20.05	0.16	5.23	5.39	—	—	25.44	26.88	1,309,949	4	0.64		0.64		0.69
12/31/18		20.81	0.15	(0.37)	(0.22)	(0.15)	(0.39)	20.05	(1.22)	1,129,094	36	0.64		0.64		0.67
12/31/17		18.29	0.16	3.74	3.90	(0.23)	(1.15)	20.81	22.10	1,111,519	8	0.64		0.64		0.81
12/31/16		17.87	0.21	0.86	1.07	(0.13)	(0.52)	18.29	6.16	909,097	13	0.65		0.65		1.19
12/31/15		18.16	0.16	0.93	1.09	(0.08)	(1.30)	17.87	5.90	987,578	12	0.65		0.65		0.85

Class I
06/30/20		26.03	0.10	2.04	2.14	—	—	28.17	8.22	6,921	3	0.29		0.34		0.79
12/31/19		20.45	0.25	5.33	5.58	—	—	26.03	27.29	5,176	4	0.29		0.34		1.05
12/31/18		21.21	0.22	(0.38)	(0.16)	(0.21)	(0.39)	20.45	(0.91)	2,695	36	0.29		0.34		0.99
12/31/17	‡	18.60	0.22	3.81	4.03	(0.27)	(1.15)	21.21	22.44	18,268	8	0.31		0.36		1.08
12/31/16		18.16	0.25	0.87	1.12	(0.15)	(0.52)	18.60	6.34	286	13	0.45		0.45		1.37
12/31/15		18.41	0.20	0.95	1.15	(0.10)	(1.30)	18.16	6.14	305	12	0.45		0.45		1.04

JNL/Mellon Consumer Staples Sector Fund
Class A
06/30/20		12.18	0.12	(0.88)	(0.76)	—	—	11.42	(6.24)	210,559	22	0.67		0.67		2.19
12/31/19		9.66	0.24	2.28	2.52	—	—	12.18	26.09	151,594	25	0.69		0.69		2.16
12/31/18		10.61	0.25	(1.20)	(0.95)	—	—	9.66	(8.95)	63,583	45	0.70		0.70		2.46
12/31/17	*	10.00	0.06	0.55	0.61	—	—	10.61	6.10	7,763	73	0.71		0.71		2.08

Class I
06/30/20		12.26	0.14	(0.88)	(0.74)	—	—	11.52	(6.04)	2,017	22	0.32		0.37		2.51
12/31/19		9.70	0.29	2.27	2.56	—	—	12.26	26.39	1,506	25	0.34		0.39		2.52
12/31/18		10.62	0.28	(1.20)	(0.92)	—	—	9.70	(8.66)	465	45	0.35		0.40		2.75
12/31/17	*	10.00	0.07	0.55	0.62	—	—	10.62	6.20	47	73	0.36		0.41		2.58

JNL/Mellon Dow Index Fund(g)(t)
Class A
06/30/20		33.05	0.27	(3.16)	(2.89)	—	—	30.16	(8.74)	1,004,209	17	0.65		0.65		1.82
12/31/19		26.55	0.53	5.97	6.50	—	—	33.05	24.48	1,028,406	2	0.65		0.65		1.76
12/31/18		27.66	0.45	(1.56)	(1.11)	—	—	26.55	(4.01)	783,970	6	0.66		0.66		1.61
12/31/17		21.67	0.41	5.58	5.99	—	—	27.66	27.64	830,721	1	0.66		0.66		1.71
12/31/16		18.71	0.39	2.57	2.96	—	—	21.67	15.82	557,991	6	0.66		0.66		2.01
12/31/15		18.83	0.55	(0.67)	(0.12)	—	—	18.71	(0.64)	495,176	115	0.66		0.66		2.93

Class I
06/30/20		33.32	0.33	(3.19)	(2.86)	—	—	30.46	(8.58)	12,851	17	0.30		0.35		2.22
12/31/19		26.67	0.66	5.99	6.65	—	—	33.32	24.93	6,345	2	0.30		0.35		2.12
12/31/18		27.69	0.56	(1.58)	(1.02)	—	—	26.67	(3.68)	1,246	6	0.31		0.36		1.98
12/31/17	‡‡	24.91	0.12	2.66	2.78	—	—	27.69	11.16	16	1	0.31		0.35		1.65

JNL/Mellon Emerging Markets Index Fund(g)
Class A
06/30/20		11.30	0.08	(1.19)	(1.11)	—	—	10.19	(9.82)	940,953	4	0.74		0.74		1.55
12/31/19		9.79	0.22	1.52	1.74	(0.23)	—	11.30	17.89	1,169,784	12	0.73		0.73		2.09
12/31/18		11.78	0.21	(2.01)	(1.80)	(0.19)	—	9.79	(15.24)	1,085,666	13	0.74		0.74		1.84
12/31/17		8.73	0.16	2.99	3.15	(0.10)	—	11.78	36.11	1,359,166	33	0.72	(j)	0.74	(j)	1.57
12/31/16		8.06	0.15	0.67	0.82	(0.15)	—	8.73	10.09	958,527	11	0.75		0.76		1.70
12/31/15		9.68	0.18	(1.66)	(1.48)	(0.14)	—	8.06	(15.29)	712,637	28	0.75		0.75		1.87

Class I
06/30/20		11.36	0.10	(1.19)	(1.09)	—	—	10.27	(9.60)	9,244	4	0.43		0.44		1.96
12/31/19		9.85	0.25	1.52	1.77	(0.26)	—	11.36	18.20	8,648	12	0.43		0.43		2.37
12/31/18		11.85	0.29	(2.07)	(1.78)	(0.22)	—	9.85	(15.00)	4,538	13	0.44		0.44		2.48
12/31/17	‡	8.76	0.06	3.14	3.20	(0.11)	—	11.85	36.59	39,436	33	0.44	(j)	0.44	(j)	0.54
12/31/16		8.09	0.16	0.68	0.84	(0.17)	—	8.76	10.25	57	11	0.55		0.56		1.78
12/31/15		9.72	0.20	(1.67)	(1.47)	(0.16)	—	8.09	(15.18)	30	28	0.55		0.55		2.03

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)	Total expenses to average net assets(%)(e)	Net investment income (loss) to average net assets(%)(f)
JNL/Mellon Energy Sector Fund(g)(t)
Class A
06/30/20		21.88	0.34	(8.37)	(8.03)	—	—	13.85	(36.70)	807,296	9	0.65	0.65	4.53
12/31/19		20.14	0.65	1.09	1.74	—	—	21.88	8.64	1,084,341	8	0.64	0.64	2.97
12/31/18		26.10	0.54	(5.75)	(5.21)	(0.75)	—	20.14	(20.40)	1,083,379	7	0.64	0.64	2.08
12/31/17		27.51	0.50	(1.37)	(0.87)	(0.54)	—	26.10	(2.98)	1,515,787	7	0.64	0.64	2.02
12/31/16		22.03	0.51	5.45	5.96	(0.48)	—	27.51	27.21	1,850,929	7	0.64	0.64	2.10
12/31/15		30.04	0.65	(7.56)	(6.91)	(0.41)	(0.69)	22.03	(23.26)	1,177,533	3	0.64	0.64	2.36

Class I
06/30/20		22.34	0.36	(8.53)	(8.17)	—	—	14.17	(36.57)	3,437	9	0.30	0.35	4.58
12/31/19		20.49	0.74	1.11	1.85	—	—	22.34	9.03	4,594	8	0.29	0.34	3.35
12/31/18		26.52	0.65	(5.86)	(5.21)	(0.82)	—	20.49	(20.13)	2,452	7	0.29	0.34	2.47
12/31/17	‡	27.93	0.57	(1.39)	(0.82)	(0.59)	—	26.52	(2.73)	1,241	7	0.40	0.42	2.26
12/31/16		22.35	0.57	5.53	6.10	(0.52)	—	27.93	27.47	1,419	7	0.44	0.44	2.32
12/31/15		30.46	0.71	(7.67)	(6.96)	(0.46)	(0.69)	22.35	(23.11)	1,081	3	0.44	0.44	2.54

JNL/Mellon Financial Sector Fund(g)(t)
Class A
06/30/20		15.10	0.13	(3.80)	(3.67)	—	—	11.43	(24.30)	945,962	5	0.64	0.64	2.19
12/31/19		11.52	0.24	3.34	3.58	—	—	15.10	31.08	1,348,714	4	0.64	0.64	1.81
12/31/18		13.94	0.20	(2.09)	(1.89)	(0.17)	(0.36)	11.52	(13.87)	1,176,710	6	0.64	0.64	1.46
12/31/17		12.24	0.17	2.13	2.30	(0.12)	(0.48)	13.94	19.32	1,474,386	9	0.64	0.64	1.32
12/31/16		10.43	0.18	2.22	2.40	(0.17)	(0.42)	12.24	24.10	1,101,086	37	0.65	0.65	1.70
12/31/15		11.20	0.19	(0.31)	(0.12)	(0.12)	(0.53)	10.43	(1.12)	709,127	13	0.65	0.65	1.69

Class I
06/30/20		15.20	0.16	(3.83)	(3.67)	—	—	11.53	(24.14)	6,492	5	0.29	0.34	2.55
12/31/19		11.56	0.29	3.35	3.64	—	—	15.20	31.49	5,938	4	0.29	0.34	2.15
12/31/18		13.97	0.26	(2.11)	(1.85)	(0.20)	(0.36)	11.56	(13.57)	4,096	6	0.29	0.34	1.91
12/31/17	‡	12.25	0.20	2.14	2.34	(0.14)	(0.48)	13.97	19.60	682	9	0.40	0.41	1.57
12/31/16		10.44	0.20	2.22	2.42	(0.19)	(0.42)	12.25	24.32	568	37	0.45	0.45	1.90
12/31/15		11.20	0.21	(0.31)	(0.10)	(0.13)	(0.53)	10.44	(0.88)	356	13	0.45	0.45	1.86

JNL/Mellon Healthcare Sector Fund(g)(t)
Class A
06/30/20		31.85	0.15	0.13	0.28	—	—	32.13	0.88	3,324,116	7	0.63	0.63	0.96
12/31/19		26.24	0.27	5.34	5.61	—	—	31.85	21.38	3,336,754	5	0.63	0.63	0.95
12/31/18		25.63	0.23	1.06	1.29	(0.25)	(0.43)	26.24	4.95	3,063,593	10	0.63	0.63	0.86
12/31/17		22.51	0.22	4.85	5.07	(0.23)	(1.72)	25.63	22.63	2,982,947	6	0.64	0.64	0.89
12/31/16		25.61	0.22	(1.17)	(0.95)	(0.45)	(1.70)	22.51	(3.82)	2,515,843	7	0.64	0.64	0.92
12/31/15		25.09	0.21	1.41	1.62	(0.11)	(0.99)	25.61	6.58	3,162,298	15	0.64	0.64	0.78

Class I
06/30/20		32.14	0.20	0.13	0.33	—	—	32.47	1.03	18,224	7	0.28	0.33	1.31
12/31/19		26.38	0.37	5.39	5.76	—	—	32.14	21.83	14,475	5	0.28	0.33	1.29
12/31/18		25.75	0.32	1.07	1.39	(0.33)	(0.43)	26.38	5.29	7,571	10	0.28	0.33	1.19
12/31/17	‡	22.60	0.30	4.85	5.15	(0.28)	(1.72)	25.75	22.91	26,493	6	0.31	0.36	1.16
12/31/16		25.72	0.27	(1.18)	(0.91)	(0.51)	(1.70)	22.60	(3.67)	870	7	0.44	0.44	1.12
12/31/15		25.16	0.26	1.43	1.69	(0.14)	(0.99)	25.72	6.82	1,117	15	0.44	0.44	0.97

JNL/Mellon Industrials Sector Fund
Class A
06/30/20		11.87	0.06	(1.67)	(1.61)	—	—	10.26	(13.56)	65,488	23	0.70	0.70	1.14
12/31/19		9.13	0.13	2.61	2.74	—	—	11.87	30.01	75,506	48	0.70	0.70	1.21
12/31/18		10.67	0.11	(1.65)	(1.54)	—	—	9.13	(14.43)	29,549	135	0.71	0.71	1.08
12/31/17	*	10.00	0.04	0.63	0.67	—	—	10.67	6.70	16,835	94	0.70	0.70	1.27

Class I
06/30/20		11.96	0.08	(1.69)	(1.61)	—	—	10.35	(13.46)	1,116	23	0.35	0.40	1.52
12/31/19		9.17	0.17	2.62	2.79	—	—	11.96	30.43	1,095	48	0.35	0.40	1.57
12/31/18		10.67	0.16	(1.66)	(1.50)	—	—	9.17	(14.06)	538	135	0.36	0.41	1.56
12/31/17	*	10.00	0.06	0.61	0.67	—	—	10.67	6.70	61	94	0.38	0.43	2.14

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)	Total expenses to average net assets(%)(e)	Net investment income (loss) to average net assets(%)(f)
JNL/Mellon Information Technology Sector Fund(g)(t)
Class A
06/30/20		22.14	0.06	3.06	3.12	—	—	25.26	14.09	4,025,488	6	0.63	0.63	0.57
12/31/19		14.96	0.13	7.05	7.18	—	—	22.14	47.99	3,463,885	7	0.64	0.64	0.70
12/31/18		15.31	0.10	(0.20)	(0.10)	(0.07)	(0.18)	14.96	(0.76)	2,398,384	26	0.64	0.64	0.57
12/31/17		11.53	0.08	4.07	4.15	(0.08)	(0.29)	15.31	36.31	2,362,209	4	0.64	0.64	0.61
12/31/16		10.43	0.10	1.28	1.38	(0.08)	(0.21)	11.53	13.30	1,458,878	13	0.64	0.64	0.92
12/31/15		10.77	0.09	0.40	0.49	(0.06)	(0.77)	10.43	4.41	1,278,843	7	0.64	0.64	0.82

Class I
06/30/20		22.69	0.10	3.14	3.24	—	—	25.93	14.28	36,255	6	0.28	0.33	0.91
12/31/19		15.28	0.20	7.21	7.41	—	—	22.69	48.49	23,156	7	0.29	0.34	1.04
12/31/18		15.60	0.17	(0.21)	(0.04)	(0.10)	(0.18)	15.28	(0.38)	8,332	26	0.29	0.34	0.96
12/31/17	‡	11.73	0.12	4.14	4.26	(0.10)	(0.29)	15.60	36.62	1,077	4	0.39	0.40	0.84
12/31/16		10.61	0.12	1.30	1.42	(0.09)	(0.21)	11.73	13.44	496	13	0.44	0.44	1.13
12/31/15		10.92	0.11	0.43	0.54	(0.08)	(0.77)	10.61	4.75	405	7	0.44	0.44	1.02

JNL/Mellon International Index Fund(g)
Class A
06/30/20		13.80	0.14	(1.65)	(1.51)	—	—	12.29	(10.94)	1,264,507	2	0.63	0.63	2.40
12/31/19		11.95	0.36	2.15	2.51	(0.37)	(0.29)	13.80	21.21	1,514,294	4	0.63	0.63	2.69
12/31/18		15.59	0.38	(2.49)	(2.11)	(0.51)	(1.02)	11.95	(13.91)	1,356,826	2	0.63	0.63	2.57
12/31/17		12.82	0.34	2.85	3.19	(0.42)	—	15.59	25.03	1,703,844	10	0.63	0.63	2.39
12/31/16		12.75	0.34	(0.24)	0.10	(0.03)	—	12.82	0.80	2,257,948	7	0.63	0.63	2.69
12/31/15		13.19	0.34	(0.49)	(0.15)	(0.29)	—	12.75	(1.09)	2,322,277	6	0.62	0.62	2.46

Class I
06/30/20		14.44	0.17	(1.73)	(1.56)	—	—	12.88	(10.80)	241,894	2	0.33	0.33	2.70
12/31/19		12.48	0.40	2.26	2.66	(0.41)	(0.29)	14.44	21.57	290,707	4	0.33	0.33	2.88
12/31/18		16.21	0.45	(2.61)	(2.16)	(0.55)	(1.02)	12.48	(13.66)	223,912	2	0.33	0.33	2.90
12/31/17	‡	13.30	0.27	3.10	3.37	(0.46)	—	16.21	25.45	397,977	10	0.34	0.34	1.68
12/31/16		13.21	0.37	(0.25)	0.12	(0.03)	—	13.30	0.94	1,515	7	0.43	0.43	2.89
12/31/15		13.67	0.43	(0.57)	(0.14)	(0.32)	—	13.21	(1.00)	1,545	6	0.42	0.42	3.02

JNL/Mellon Materials Sector Fund
Class A
06/30/20		10.67	0.08	(1.05)	(0.97)	—	—	9.70	(9.09)	27,366	21	0.70	0.70	1.66
12/31/19		8.69	0.14	1.84	1.98	—	—	10.67	22.78	25,279	50	0.71	0.71	1.46
12/31/18		10.68	0.11	(2.10)	(1.99)	—	—	8.69	(18.63)	16,426	182	0.72	0.72	1.09
12/31/17	*	10.00	0.03	0.65	0.68	—	—	10.68	6.80	42,921	42	0.70	0.70	1.18

Class I
06/30/20		10.74	0.09	(1.05)	(0.96)	—	—	9.78	(8.94)	516	21	0.35	0.40	1.97
12/31/19		8.72	0.18	1.84	2.02	—	—	10.74	23.17	578	50	0.36	0.41	1.81
12/31/18		10.68	0.17	(2.13)	(1.96)	—	—	8.72	(18.35)	310	182	0.37	0.42	1.73
12/31/17	*	10.00	0.03	0.65	0.68	—	—	10.68	6.80	1	42	0.70	0.70	1.06

JNL/Mellon MSCI KLD 400 Social Index Fund(g)
Class A
06/30/20		13.79	0.07	(0.19)	(0.12)	—	—	13.67	(0.87)	84,472	10	0.75	0.75	1.09
12/31/19		10.55	0.13	3.11	3.24	—	—	13.79	30.71	65,912	12	0.75	0.75	1.07
12/31/18		11.06	0.13	(0.61)	(0.48)	—	(0.03)	10.55	(4.30)	28,508	15	0.75	0.75	1.12
12/31/17	*	10.00	0.09	1.21	1.30	(0.05)	(0.19)	11.06	12.99	15,812	65	0.76	0.76	1.19

Class I
06/30/20		13.86	0.09	(0.18)	(0.09)	—	—	13.77	(0.65)	2,611	10	0.40	0.45	1.41
12/31/19		10.56	0.18	3.12	3.30	—	—	13.86	31.25	424	12	0.40	0.45	1.42
12/31/18		11.05	0.17	(0.63)	(0.46)	—	(0.03)	10.56	(4.12)	144	15	0.40	0.45	1.53
12/31/17	*‡‡	10.60	0.03	0.67	0.70	(0.06)	(0.19)	11.05	6.60	1	65	0.71	0.71	1.16

JNL/Mellon MSCI World Index Fund(g)(t)
Class A
06/30/20		27.49	0.21	(1.78)	(1.57)	—	—	25.92	(5.71)	316,820	2	0.67	0.67	1.69
12/31/19		22.12	0.45	5.54	5.99	(0.47)	(0.15)	27.49	27.27	368,151	4	0.67	0.67	1.79
12/31/18		28.54	0.49	(2.79)	(2.30)	(1.02)	(3.10)	22.12	(8.84)	305,422	2	0.67	0.67	1.74
12/31/17		23.54	0.88	4.12	5.00	—	—	28.54	21.24	368,521	142	0.66	0.66	3.41
12/31/16		22.01	0.87	0.66	1.53	—	—	23.54	6.95	337,702	5	0.66	0.66	3.86
12/31/15		23.99	0.87	(2.85)	(1.98)	—	—	22.01	(8.25)	353,629	125	0.69	0.69	3.65

Class I
06/30/20		27.60	0.26	(1.79)	(1.53)	—	—	26.07	(5.54)	3,344	2	0.32	0.37	2.09
12/31/19		22.19	0.54	5.58	6.12	(0.56)	(0.15)	27.60	27.77	2,826	4	0.32	0.37	2.10
12/31/18		28.59	0.53	(2.74)	(2.21)	(1.09)	(3.10)	22.19	(8.52)	1,511	2	0.32	0.37	1.94
12/31/17	‡‡	26.99	0.11	1.49	1.60	—	—	28.59	5.93	26	142	0.33	0.38	1.39

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)		Net investment income (loss) to average net assets(%)(f)
JNL/Mellon Nasdaq 100 Index Fund(g)(t)
Class A
06/30/20		31.19	0.06	5.09	5.15	—	—	36.34	16.51	4,415,872	6	0.66		0.66		0.35
12/31/19		22.51	0.12	8.56	8.68	—	—	31.19	38.56	3,378,320	10	0.67		0.67		0.43
12/31/18		22.87	0.11	(0.24)	(0.13)	(0.07)	(0.16)	22.51	(0.64)	2,442,353	7	0.67		0.67		0.45
12/31/17		17.66	0.10	5.53	5.63	(0.06)	(0.36)	22.87	32.09	2,184,775	6	0.67		0.67		0.49
12/31/16		18.93	0.12	1.37	1.49	(0.19)	(2.56)	17.66	7.94	1,131,773	148	0.68		0.68		0.63
12/31/15		21.29	0.22	0.08	0.30	(0.11)	(2.55)	18.93	1.43	886,744	85	0.68		0.68		1.04

Class I
06/30/20		20.56	0.08	3.35	3.43	—	—	23.99	16.68	50,898	6	0.31		0.36		0.71
12/31/19		14.79	0.14	5.63	5.77	—	—	20.56	39.01	27,179	10	0.32		0.37		0.79
12/31/18		15.08	0.14	(0.16)	(0.02)	(0.11)	(0.16)	14.79	(0.27)	11,183	7	0.32		0.37		0.83
12/31/17	‡	11.75	0.10	3.68	3.78	(0.09)	(0.36)	15.08	32.42	772	6	0.42		0.44		0.74
12/31/16		13.46	0.11	0.97	1.08	(0.23)	(2.56)	11.75	8.18	265	148	0.48		0.48		0.83
12/31/15		15.90	0.21	0.05	0.26	(0.15)	(2.55)	13.46	1.65	248	85	0.48		0.48		1.31

JNL/Mellon Real Estate Sector Fund
Class A
06/30/20		12.40	0.15	(1.91)	(1.76)	—	—	10.64	(14.19)	102,827	21	0.69		0.69		2.73
12/31/19		9.69	0.26	2.45	2.71	—	—	12.40	27.97	169,550	36	0.68		0.68		2.24
12/31/18		10.23	0.42	(0.96)	(0.54)	—	—	9.69	(5.28)	45,116	61	0.68		0.68		4.14
12/31/17	*	10.00	0.16	0.07	0.23	—	—	10.23	2.30	6,475	9	0.68		0.68		5.75

Class I
06/30/20		12.44	0.18	(1.92)	(1.74)	—	—	10.70	(13.99)	3,893	21	0.34		0.39		3.24
12/31/19		9.69	0.30	2.45	2.75	—	—	12.44	28.38	4,130	36	0.33		0.38		2.54
12/31/18		10.24	0.34	(0.89)	(0.55)	—	—	9.69	(5.37)	1,922	61	0.33		0.38		3.42
12/31/17	*	10.00	0.14	0.10	0.24	—	—	10.24	2.40	160,823	9	0.33		0.38		5.17

JNL/Mellon S&P 400 MidCap Index Fund(g)
Class A
06/30/20		22.48	0.13	(3.06)	(2.93)	—	—	19.55	(13.03)	2,587,765	16	0.56		0.56		1.31
12/31/19		17.90	0.22	4.36	4.58	—	—	22.48	25.59	2,906,819	18	0.56		0.56		1.08
12/31/18		21.66	0.22	(2.62)	(2.40)	(0.19)	(1.17)	17.90	(11.60)	2,427,722	16	0.56		0.56		1.02
12/31/17		20.30	0.20	2.84	3.04	(0.21)	(1.47)	21.66	15.67	2,863,729	20	0.56		0.56		0.93
12/31/16		17.01	0.22	3.19	3.41	(0.03)	(0.09)	20.30	20.12	2,625,491	33	0.57		0.57		1.23
12/31/15		19.00	0.21	(0.72)	(0.51)	(0.17)	(1.31)	17.01	(2.69)	2,122,780	23	0.57		0.57		1.08

Class I
06/30/20		23.01	0.16	(3.13)	(2.97)	—	—	20.04	(12.91)	252,767	16	0.26		0.26		1.60
12/31/19		18.28	0.29	4.44	4.73	—	—	23.01	25.88	301,617	18	0.26		0.26		1.39
12/31/18		22.06	0.29	(2.66)	(2.37)	(0.24)	(1.17)	18.28	(11.27)	215,905	16	0.26		0.26		1.31
12/31/17	‡	20.64	0.32	2.81	3.13	(0.24)	(1.47)	22.06	15.88	286,558	20	0.27		0.27		1.50
12/31/16		17.27	0.26	3.24	3.50	(0.04)	(0.09)	20.64	20.34	1,722	33	0.37		0.37		1.43
12/31/15		19.32	0.23	(0.77)	(0.54)	(0.20)	(1.31)	17.27	(2.77)	1,410	23	0.38		0.38		1.16

JNL/Mellon S&P 500 Index Fund(g)
Class A
06/30/20		24.18	0.16	(0.97)	(0.81)	—	—	23.37	(3.35)	8,710,240	2	0.53		0.53		1.46
12/31/19		19.49	0.34	5.59	5.93	(0.34)	(0.90)	24.18	30.83	8,931,615	5	0.53		0.53		1.51
12/31/18		21.94	0.32	(1.30)	(0.98)	(0.31)	(1.16)	19.49	(4.88)	6,897,618	4	0.53		0.53		1.43
12/31/17		18.65	0.30	3.61	3.91	(0.28)	(0.34)	21.94	21.16	7,273,736	11	0.53	(j)	0.54	(j)	1.49
12/31/16		16.79	0.29	1.62	1.91	(0.02)	(0.03)	18.65	11.37	6,405,019	5	0.54		0.55		1.67
12/31/15		17.11	0.27	(0.12)	0.15	(0.24)	(0.23)	16.79	0.87	5,384,191	5	0.55		0.56		1.57

Class I
06/30/20		24.85	0.20	(1.00)	(0.80)	—	—	24.05	(3.22)	234,469	2	0.23		0.23		1.76
12/31/19		19.99	0.42	5.74	6.16	(0.40)	(0.90)	24.85	31.26	285,513	5	0.23		0.23		1.80
12/31/18		22.45	0.39	(1.33)	(0.94)	(0.36)	(1.16)	19.99	(4.61)	216,622	4	0.23		0.23		1.70
12/31/17	‡	19.05	0.37	3.68	4.05	(0.31)	(0.34)	22.45	21.49	597,675	11	0.24	(j)	0.24	(j)	1.68
12/31/16		17.12	0.33	1.65	1.98	(0.02)	(0.03)	19.05	11.56	5,184	5	0.34		0.35		1.86
12/31/15		17.47	0.30	(0.15)	0.15	(0.27)	(0.23)	17.12	0.86	4,671	5	0.36		0.37		1.72

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)		Net investment income (loss) to average net assets(%)(f)
JNL/Mellon Small Cap Index Fund(g)
Class A
06/30/20		19.52	0.09	(3.61)	(3.52)	—	—	16.00	(18.03)	1,834,021	14	0.57		0.57		1.15
12/31/19		15.97	0.17	3.38	3.55	—	—	19.52	22.23	2,312,325	29	0.57		0.57		0.96
12/31/18		19.71	0.18	(1.70)	(1.52)	(0.18)	(2.04)	15.97	(8.92)	1,948,239	34	0.56		0.56		0.88
12/31/17		18.40	0.17	2.11	2.28	(0.16)	(0.81)	19.71	12.83	2,097,611	22	0.56		0.56		0.91
12/31/16		14.70	0.16	3.63	3.79	(0.08)	(0.01)	18.40	25.87	2,319,235	22	0.57		0.57		1.01
12/31/15		17.46	0.19	(0.98)	(0.79)	(0.11)	(1.86)	14.70	(4.56)	1,733,948	81	0.56		0.56		1.06

Class I
06/30/20		19.98	0.12	(3.69)	(3.57)	—	—	16.41	(17.87)	244,706	14	0.27		0.27		1.45
12/31/19		16.30	0.23	3.45	3.68	—	—	19.98	22.58	298,749	29	0.27		0.27		1.27
12/31/18		20.06	0.24	(1.73)	(1.49)	(0.23)	(2.04)	16.30	(8.66)	210,564	34	0.26		0.26		1.17
12/31/17	‡	18.70	0.29	2.07	2.36	(0.19)	(0.81)	20.06	13.08	257,901	22	0.27		0.27		1.49
12/31/16		14.92	0.19	3.69	3.88	(0.09)	(0.01)	18.70	26.13	1,690	22	0.37		0.37		1.21
12/31/15		17.68	0.23	(1.00)	(0.77)	(0.13)	(1.86)	14.92	(4.39)	1,283	81	0.36		0.36		1.26

JNL/Mellon Utilities Sector Fund(g)
Class A
06/30/20		16.15	0.20	(2.17)	(1.97)	—	—	14.18	(12.20)	301,865	18	0.66		0.66		2.68
12/31/19		13.28	0.39	2.82	3.21	(0.11)	(0.23)	16.15	24.20	343,415	28	0.66		0.66		2.54
12/31/18		13.18	0.37	0.14	0.51	(0.27)	(0.14)	13.28	3.79	169,690	42	0.69		0.69		2.77
12/31/17		12.41	0.35	1.10	1.45	(0.33)	(0.35)	13.18	11.62	81,487	11	0.69		0.69		2.63
12/31/16		10.99	0.34	1.50	1.84	(0.23)	(0.19)	12.41	16.81	76,323	25	0.69		0.69		2.75
12/31/15		11.85	0.33	(0.98)	(0.65)	(0.15)	(0.06)	10.99	(5.41)	43,462	34	0.70		0.70		2.92

Class I
06/30/20		16.24	0.22	(2.18)	(1.96)	—	—	14.28	(12.07)	3,224	18	0.31		0.36		2.88
12/31/19		13.31	0.45	2.83	3.28	(0.12)	(0.23)	16.24	24.69	4,534	28	0.31		0.36		2.92
12/31/18		13.20	0.43	0.11	0.54	(0.29)	(0.14)	13.31	4.03	1,021	42	0.34		0.39		3.15
12/31/17	‡‡	13.18	0.14	(0.12)	0.02	—	—	13.20	0.15	22	11	0.35		0.40		3.69

JNL/MFS Mid Cap Value Fund(g)
Class A
06/30/20		13.18	0.08	(2.40)	(2.32)	—	—	10.86	(17.60)	1,375,380	17	0.96		0.96		1.46
12/31/19		10.07	0.15	2.96	3.11	—	—	13.18	30.88	1,237,628	22	0.96		0.96		1.24
12/31/18		12.13	0.14	(1.51)	(1.37)	(0.05)	(0.64)	10.07	(11.68)	1,027,972	40	0.96		0.96		1.15
12/31/17		10.87	0.09	1.32	1.41	(0.15)	—	12.13	13.02	857,083	129	0.97	(j)	0.99	(j)	0.76
12/31/16		9.57	0.08	1.22	1.30	—	—	10.87	13.58	910,162	135	1.00		1.01		0.82
12/31/15		11.65	0.07	(1.12)	(1.05)	(0.07)	(0.96)	9.57	(8.96)	1,107,234	96	0.99		1.01		0.62

Class I
06/30/20		13.32	0.09	(2.43)	(2.34)	—	—	10.98	(17.57)	20,054	17	0.66		0.66		1.54
12/31/19		10.14	0.18	3.00	3.18	—	—	13.32	31.36	187,007	22	0.66		0.66		1.53
12/31/18		12.20	0.18	(1.53)	(1.35)	(0.07)	(0.64)	10.14	(11.46)	173,400	40	0.66		0.66		1.50
12/31/17	‡	10.93	0.13	1.32	1.45	(0.18)	—	12.20	13.33	97,911	129	0.70	(j)	0.71	(j)	1.14
12/31/16		9.61	0.10	1.22	1.32	—	—	10.93	13.74	11,032	135	0.80		0.81		1.02
12/31/15		11.69	0.09	(1.12)	(1.03)	(0.09)	(0.96)	9.61	(8.71)	10,624	96	0.79		0.81		0.79

JNL/Morningstar Wide Moat Index Fund
Class A
06/30/20		12.42	0.09	(0.71)	(0.62)	—	—	11.80	(4.99)	206,073	39	0.77		0.77		1.57
12/31/19		9.28	0.17	3.04	3.21	(0.07)	—	12.42	34.64	148,162	73	0.77		0.77		1.56
12/31/18	*	10.00	0.07	(0.79)	(0.72)	—	—	9.28	(7.20)	86,073	40	0.77		0.77		1.91

Class I
06/30/20		12.47	0.10	(0.71)	(0.61)	—	—	11.86	(4.89)	565,656	39	0.47		0.47		1.83
12/31/19		9.29	0.20	3.06	3.26	(0.08)	—	12.47	35.11	574,922	73	0.47		0.47		1.85
12/31/18	*	10.00	0.09	(0.80)	(0.71)	—	—	9.29	(7.10)	392,677	40	0.47		0.47		2.37

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)		Net investment income (loss) to average net assets(%)(f)
JNL/Neuberger Berman Strategic Income Fund(g)
Class A
06/30/20		11.27	0.16	(0.23)	(0.07)	—		—	11.20	(0.62)	608,811	45	(i)	0.93		0.93		2.88
12/31/19		10.58	0.34	0.65	0.99	(0.30)		—	11.27	9.35	670,622	95	(i)	0.94		0.94		3.03
12/31/18		11.08	0.35	(0.63)	(0.28)	(0.22)		—	10.58	(2.54)	617,989	96	(i)	0.94		0.94		3.20
12/31/17		10.68	0.30	0.42	0.72	(0.32)		—	11.08	6.77	680,039	107	(i)	0.94		0.94		2.71
12/31/16		10.45	0.31	0.30	0.61	(0.34)		(0.04)	10.68	5.81	590,043	103	(i)	0.94		0.94		2.90
12/31/15		10.89	0.32	(0.44)	(0.12)	(0.15)		(0.17)	10.45	(1.14)	761,507	80	(i)	0.94		0.94		2.92

Class I
06/30/20		11.36	0.17	(0.22)	(0.05)	—		—	11.31	(0.44)	158,060	45	(i)	0.63		0.63		3.18
12/31/19		10.67	0.36	0.66	1.02	(0.33)		—	11.36	9.60	220,007	95	(i)	0.64		0.64		3.19
12/31/18		11.15	0.40	(0.63)	(0.23)	(0.25)		—	10.67	(2.12)	65,642	96	(i)	0.64		0.64		3.63
12/31/17	‡	10.74	0.35	0.40	0.75	(0.34)		—	11.15	7.03	25,034	107	(i)	0.66		0.66		3.16
12/31/16		10.52	0.34	0.29	0.63	(0.37)		(0.04)	10.74	5.93	19	103	(i)	0.74		0.74		3.14
12/31/15		10.94	0.34	(0.42)	(0.08)	(0.17)		(0.17)	10.52	(0.81)	36	80	(i)	0.74		0.74		3.09

JNL/PIMCO Income Fund
Class A
06/30/20		10.51	0.13	(0.27)	(0.14)	—		—	10.37	(1.33)	723,330	244		0.94	(h)	0.94	(h)	2.64
12/31/19		10.02	0.33	0.45	0.78	(0.29)		—	10.51	7.82	680,208	365		0.94	(h)	0.94	(h)	3.13
12/31/18		10.07	0.27	(0.28)	(0.01)	(0.04)		—	10.02	(0.11)	388,700	207		0.97	(h)	0.97	(h)	2.70
12/31/17	*	10.00	0.06	0.01	0.07	—		—	10.07	0.70	132,772	60		0.98	(h)	0.98	(h)	2.15

Class I
06/30/20		10.57	0.15	(0.27)	(0.12)	—		—	10.45	(1.14)	866,051	244		0.64	(h)	0.64	(h)	2.93
12/31/19		10.06	0.36	0.45	0.81	(0.30)		—	10.57	8.13	871,145	365		0.64	(h)	0.64	(h)	3.43
12/31/18		10.08	0.30	(0.28)	0.02	(0.04)		—	10.06	0.20	670,255	207		0.67	(h)	0.67	(h)	2.98
12/31/17	*	10.00	0.06	0.02	0.08	—		—	10.08	0.80	504,472	60		0.68	(h)	0.68	(h)	2.39

JNL/PIMCO Real Return Fund(g)
Class A
06/30/20		10.47	(0.01)	0.60	0.59	—		—	11.06	5.64	1,054,594	73		1.07	(h)	1.07	(h)	(0.17)
12/31/19		9.66	0.12	0.69	0.81	—		—	10.47	8.39	1,023,793	225		1.67	(h)	1.67	(h)	1.21
12/31/18		9.95	0.18	(0.40)	(0.22)	(0.07)		—	9.66	(2.23)	1,045,541	258		1.58	(h)	1.58	(h)	1.85
12/31/17		9.65	0.17	0.13	0.30	—		—	9.95	3.11	1,195,715	162		1.16	(h)(j)	1.17	(h)(j)	1.71
12/31/16		9.74	0.17	0.35	0.52	(0.61)	(u)	—	9.65	5.17	1,750,231	118		1.05	(h)	1.05	(h)	1.70
12/31/15		10.46	0.05	(0.37)	(0.32)	(0.40)		—	9.74	(3.10)	1,571,160	29		0.94	(h)	0.94	(h)	0.47

Class I
06/30/20		10.61	0.01	0.61	0.62	—		—	11.23	5.84	320,023	73		0.77	(h)	0.77	(h)	0.13
12/31/19		9.76	0.16	0.69	0.85	—		—	10.61	8.71	359,304	225		1.37	(h)	1.37	(h)	1.55
12/31/18		10.06	0.21	(0.41)	(0.20)	(0.10)		—	9.76	(1.95)	709,718	258		1.28	(h)	1.28	(h)	2.15
12/31/17	‡	9.75	0.25	0.06	0.31	—		—	10.06	3.18	863,416	162		0.90	(h)(j)	0.90	(h)(j)	2.46
12/31/16		9.82	0.20	0.36	0.56	(0.63)	(u)	—	9.75	5.56	744	118		0.85	(h)	0.85	(h)	1.92
12/31/15		10.56	0.08	(0.40)	(0.32)	(0.42)		—	9.82	(3.03)	693	29		0.74	(h)	0.74	(h)	0.80

JNL/PPM America Floating Rate Income Fund(g)
Class A
06/30/20		10.94	0.19	(0.80)	(0.61)	—		—	10.33	(5.58)	1,090,061	17		0.93		0.93		3.61
12/31/19		10.11	0.48	0.35	0.83	—		—	10.94	8.21	1,406,085	36		0.92		0.92		4.48
12/31/18		10.54	0.44	(0.54)	(0.10)	(0.33)		—	10.11	(1.02)	1,601,915	68		0.93		0.93		4.12
12/31/17		10.58	0.37	(0.06)	0.31	(0.35)		—	10.54	2.92	1,457,373	63		0.96	(j)	0.96	(j)	3.48
12/31/16		10.11	0.39	0.55	0.94	(0.47)		—	10.58	9.42	1,410,038	50		0.99		0.99		3.73
12/31/15		10.65	0.39	(0.52)	(0.13)	(0.41)		—	10.11	(1.28)	1,512,553	37		0.98		0.98		3.60

Class I
06/30/20		10.99	0.21	(0.81)	(0.60)	—		—	10.39	(5.46)	5,190	17		0.63		0.63		4.11
12/31/19		10.12	0.51	0.36	0.87	—		—	10.99	8.60	30,209	36		0.62		0.62		4.77
12/31/18		10.55	0.47	(0.54)	(0.07)	(0.36)		—	10.12	(0.82)	29,676	68		0.63		0.63		4.39
12/31/17	‡‡	10.45	0.11	(0.01)	0.10	—		—	10.55	0.96	33,712	63		0.63	(j)	0.63	(j)	3.78

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)		Net investment income (loss) to average net assets(%)(f)
JNL/PPM America High Yield Bond Fund(g)
Class A
06/30/20		13.90		0.34		(1.20)		(0.86)		—		—		13.04		(6.19)	1,347,149	46		0.74		0.74		5.17
12/31/19		12.13		0.69		1.08		1.77		—		—		13.90		14.59	1,585,066	75		0.74		0.74		5.23
12/31/18		13.64		0.73		(1.42)		(0.69)		(0.82)		—		12.13		(5.30)	1,434,059	52		0.74		0.74		5.42
12/31/17		13.46		0.72		0.28		1.00		(0.82)		—		13.64		7.49	1,763,229	73		0.74		0.74		5.24
12/31/16		11.51	(n)	0.73	(n)	1.24	(n)	1.97	(n)	(0.02)		—		13.46		17.23	2,361,300	96		0.74		0.74		5.90
12/31/15		13.31	(n)	0.80	(n)	(1.74)	(n)	(0.94)	(n)	(0.83)	(n)	(0.03)	(n)	11.51	(n)	(7.05)	2,360,906	76		0.74		0.74		5.98

Class I
06/30/20		16.33		0.42		(1.41)		(0.99)		—		—		15.34		(6.06)	443,167	46		0.44		0.44		5.48
12/31/19		14.21		0.86		1.26		2.12		—		—		16.33		14.92	504,753	75		0.44		0.44		5.53
12/31/18		15.84		0.89		(1.66)		(0.77)		(0.86)		—		14.21		(5.06)	507,235	52		0.44		0.44		5.73
12/31/17	‡	15.49		0.92		0.27		1.19		(0.84)		—		15.84		7.79	574,946	73		0.46		0.46		5.84
12/31/16		13.22	(n)	0.87	(n)	1.42	(n)	2.29	(n)	(0.02)		—		15.49		17.34	12,207	96		0.54		0.54		6.08
12/31/15		15.15	(n)	0.94	(n)	(1.98)	(n)	(1.04)	(n)	(0.86)	(n)	(0.03)	(n)	13.22	(n)	(6.92)	10,275	76		0.54		0.54		6.18

JNL/PPM America Small Cap Value Fund(g)
Class A
06/30/20		12.69		0.05		(3.66)		(3.61)		—		—		9.08		(28.45)	343,044	14		0.99		0.99		0.95
12/31/19		10.39		0.07		2.23		2.30		—		—		12.69		22.14	518,584	31		0.98		0.98		0.63
12/31/18		15.18		0.08		(2.87)		(2.79)		(0.10)		(1.90)		10.39		(20.17)	553,958	35		0.95		0.95		0.56
12/31/17		13.10		0.09		2.14		2.23		(0.05)		(0.10)		15.18		17.17	885,900	56		0.95	(j)	1.01	(j)	0.62
12/31/16		10.12		0.06		3.02		3.08		(0.01)		(0.09)		13.10		30.55	778,686	44		0.98		1.05		0.56
12/31/15		11.26		0.07		(0.46)		(0.39)		(0.06)		(0.69)		10.12		(3.49)	381,841	54		1.00		1.05		0.57

Class I
06/30/20		13.13		0.06		(3.78)		(3.72)		—		—		9.41		(28.33)	14,568	14		0.69		0.69		1.25
12/31/19		10.72		0.12		2.29		2.41		—		—		13.13		22.48	21,552	31		0.68		0.68		0.94
12/31/18		15.59		0.13		(2.96)		(2.83)		(0.14)		(1.90)		10.72		(19.94)	19,219	35		0.65		0.65		0.87
12/31/17	‡	13.44		0.15		2.17		2.32		(0.07)		(0.10)		15.59		17.40	23,024	56		0.66	(j)	0.66	(j)	0.97
12/31/16		10.36		0.09		3.09		3.18		(0.01)		(0.09)		13.44		30.83	141	44		0.78		0.85		0.78
12/31/15		11.31		0.08		(0.26)		(0.18)		(0.08)		(0.69)		10.36		(1.48)	33	54		0.80		0.85		0.68

JNL/PPM America Total Return Fund†(g)
Class A
06/30/20		12.69		0.14		0.66		0.80		—		—		13.49		6.30	579,417	62		0.79		0.79		2.19
12/31/19		11.53		0.31		0.85		1.16		—		—		12.69		10.06	456,735	95	(i)	0.80		0.80		2.54
12/31/18		11.95		0.32		(0.47)		(0.15)		(0.27)		—		11.53		(1.23)	332,524	65	(i)	0.80		0.80		2.72
12/31/17		11.72		0.28		0.22		0.50		(0.27)		—		11.95		4.27	323,218	69	(i)	0.79		0.79		2.31
12/31/16		11.43		0.30		0.36		0.66		(0.37)		—		11.72		5.68	1,134,787	100	(i)	0.80		0.80		2.56
12/31/15		11.85		0.34		(0.47)		(0.13)		(0.28)		(0.01)		11.43		(1.11)	1,044,307	88	(i)	0.79	(v)	0.79	(v)	2.84

Class I
06/30/20		12.69		0.16		0.67		0.83		—		—		13.52		6.54	1,067,639	62	(i)	0.49		0.49		2.49
12/31/19		11.50		0.35		0.84		1.19		—		—		12.69		10.35	933,513	95	(i)	0.50		0.50		2.86
12/31/18		11.96		0.35		(0.47)		(0.12)		(0.34)		—		11.50		(0.97)	787,240	65	(i)	0.50		0.50		3.01
12/31/17	‡‡	11.87		0.09		0.00		0.09		—		—		11.96		0.76	940,410	69	(i)	0.51		0.51		2.67

JNL/RAFI Fundamental Asia Developed Fund(g)
Class A
06/30/20		12.56		0.13		(1.81)		(1.68)		—		—		10.88		(13.38)	172,205	15		0.68		0.68		2.39
12/31/19		13.31		0.47		1.58		2.05		(0.60)		(2.20)		12.56		15.88	225,384	168		0.67		0.67		3.34
12/31/18		16.73		0.44		(2.74)		(2.30)		(0.72)		(0.40)		13.31		(13.86)	226,678	95		0.65		0.65		2.84
12/31/17		14.00		0.44		2.80		3.24		(0.51)		—		16.73		23.24	317,697	97		0.66		0.66		2.81
12/31/16		13.59		0.36		0.91		1.27		(0.28)		(0.58)		14.00		9.60	225,001	96		0.66		0.66		2.67
12/31/15		13.67		0.28		0.40		0.68		(0.29)		(0.47)		13.59		4.97	236,909	145		0.70		0.70		1.94

Class I
06/30/20		12.73		0.16		(1.85)		(1.69)		—		—		11.04		(13.28)	660	15		0.37		0.38		2.84
12/31/19		13.46		0.51		1.62		2.13		(0.66)		(2.20)		12.73		16.29	560	168		0.37		0.37		3.65
12/31/18		16.90		0.46		(2.75)		(2.29)		(0.75)		(0.40)		13.46		(13.62)	222	95		0.35		0.35		2.96
12/31/17	‡	14.13		0.49		2.81		3.30		(0.53)		—		16.90		23.49	111	97		0.43		0.43		3.09
12/31/16		13.71		0.40		0.91		1.31		(0.31)		(0.58)		14.13		9.82	77	96		0.46		0.46		2.89
12/31/15		13.78		0.33		0.38		0.71		(0.31)		(0.47)		13.71		5.16	69	145		0.50		0.50		2.27

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)(e)	Total expenses to average net assets(%)(e)	Net investment income (loss) to average net assets(%)(f)
JNL/RAFI Fundamental Europe Fund(g)
Class A
06/30/20		12.06	0.14	(2.48)	(2.34)	—	—	9.72	(19.40)	241,844	5		0.68	0.68	2.84
12/31/19		11.13	0.54	1.05	1.59	(0.66)	—	12.06	14.55	323,545	137		0.67	0.67	4.54
12/31/18		13.55	0.51	(2.50)	(1.99)	(0.43)	—	11.13	(14.80)	349,696	68		0.65	0.65	4.00
12/31/17		11.26	0.41	2.26	2.67	(0.38)	—	13.55	23.74	488,095	63		0.65	0.65	3.19
12/31/16		11.85	0.37	(0.59)	(0.22)	(0.37)	—	11.26	(1.84)	350,097	81		0.65	0.65	3.26
12/31/15		12.57	0.34	(0.57)	(0.23)	(0.21)	(0.28)	11.85	(1.95)	465,106	51		0.68	0.68	2.65

Class I
06/30/20		12.17	0.16	(2.50)	(2.34)	—	—	9.83	(19.23)	380	5		0.37	0.38	3.15
12/31/19		11.24	0.54	1.10	1.64	(0.71)	—	12.17	14.86	535	137		0.37	0.37	4.51
12/31/18		13.68	0.49	(2.47)	(1.98)	(0.46)	—	11.24	(14.58)	221	68		0.35	0.35	4.00
12/31/17	‡	11.36	0.45	2.27	2.72	(0.40)	—	13.68	24.00	37	63		0.42	0.42	3.45
12/31/16		11.95	0.38	(0.57)	(0.19)	(0.40)	—	11.36	(1.60)	23	81		0.45	0.45	3.26
12/31/15		12.67	0.39	(0.61)	(0.22)	(0.22)	(0.28)	11.95	(1.82)	20	51		0.48	0.48	3.03

JNL/RAFI Fundamental U.S. Small Cap Fund(g)(t)
Class A
06/30/20		6.15	0.04	(1.13)	(1.09)	—	—	5.06	(17.72)	327,404	12		0.67	0.67	1.42
12/31/19	*	5.57	0.09	0.67	0.76	(0.08)	(0.10)	6.15	13.61	422,668	182		0.67	0.67	1.55
12/31/18		9.15	0.09	(1.93)	(1.84)	(0.17)	(1.57)	5.57	(22.96)	419,116	90		0.66	0.66	1.08
12/31/17		9.47	0.07	(0.29)	(0.22)	(0.06)	(0.04)	9.15	(2.21)	581,066	82		0.66	0.66	0.81
12/31/16		7.26	0.07	2.39	2.46	(0.07)	(0.18)	9.47	34.40	820,565	56		0.66	0.66	0.85
12/31/15		12.76	0.14	(0.67)	(0.53)	(0.32)	(4.65)	7.26	(5.05)	331,230	79		0.67	0.67	1.20

Class I
06/30/20		5.99	0.04	(1.09)	(1.05)	—	—	4.94	(17.53)	1,649	12		0.32	0.37	1.78
12/31/19		5.43	0.11	0.65	0.76	(0.10)	(0.10)	5.99	14.03	1,604	182		0.32	0.37	1.87
12/31/18		8.97	0.12	(1.90)	(1.78)	(0.19)	(1.57)	5.43	(22.73)	1,189	90		0.31	0.36	1.51
12/31/17	‡	9.27	0.09	(0.28)	(0.19)	(0.07)	(0.04)	8.97	(1.88)	462	82		0.43	0.44	1.01
12/31/16		7.12	0.08	2.33	2.41	(0.08)	(0.18)	9.27	34.42	757	56		0.46	0.46	1.06
12/31/15		12.63	0.17	(0.66)	(0.49)	(0.37)	(4.65)	7.12	(4.81)	335	79		0.47	0.47	1.41

JNL/RAFI Multi-Factor U.S. Equity Fund(g)(t)
Class A
06/30/20		14.27	0.12	(1.66)	(1.54)	—	—	12.73	(10.79)	2,270,567	17		0.67	0.67	1.87
12/31/19	*	13.75	0.28	2.21	2.49	(0.39)	(1.58)	14.27	19.54	2,773,817	153		0.65	0.65	2.03
12/31/18		15.61	0.34	(1.84)	(1.50)	(0.36)	—	13.75	(9.73)	2,701,778	60		0.63	0.63	2.16
12/31/17		13.63	0.32	1.97	2.29	(0.31)	—	15.61	16.93	3,535,728	89		0.63	0.63	2.20
12/31/16		12.46	0.30	1.20	1.50	(0.33)	—	13.63	12.18	3,199,574	74		0.64	0.64	2.30
12/31/15		13.21	0.30	(0.70)	(0.40)	(0.35)	—	12.46	(3.02)	3,278,583	74		0.64	0.64	2.26

Class I
06/30/20		14.30	0.14	(1.67)	(1.53)	—	—	12.77	(10.70)	15,507	17		0.37	0.37	2.18
12/31/19		13.80	0.37	2.15	2.52	(0.44)	(1.58)	14.30	19.76	18,114	153		0.34	0.34	2.55
12/31/18		15.66	0.39	(1.85)	(1.46)	(0.40)	—	13.80	(9.46)	219,158	60		0.33	0.33	2.47
12/31/17	‡	13.66	0.32	2.01	2.33	(0.33)	—	15.66	17.24	286,158	89		0.35	0.35	2.14
12/31/16		12.49	0.32	1.21	1.53	(0.36)	—	13.66	12.40	12,357	74		0.44	0.44	2.50
12/31/15		13.25	0.32	(0.70)	(0.38)	(0.38)	—	12.49	(2.88)	11,596	74		0.44	0.44	2.46

JNL/T. Rowe Price Balanced Fund(k)(p)
Class A
06/30/20		13.61	0.09	(0.61)	(0.52)	—	—	13.09	(3.82)	434,250	54		1.00	1.00	1.42
12/31/19		11.06	0.20	2.35	2.55	—	—	13.61	23.06	507,773	82		1.00	1.00	1.61
12/31/18		11.88	0.09	(0.91)	(0.82)	—	—	11.06	(6.90)	477,118	216		0.88	0.88	0.73
12/31/17		10.29	0.12	1.47	1.59	—	—	11.88	15.45	192,360	111	(w)	0.44	0.44	1.07
12/31/16		9.98	0.12	0.19	0.31	—	—	10.29	3.11	189,399	159		0.35	0.35	1.18
12/31/15		10.46	0.22	(0.70)	(0.48)	—	—	9.98	(4.59)	214,487	138		0.35	0.35	2.07

Class I
06/30/20		13.70	0.13	(0.64)	(0.51)	—	—	13.19	(3.72)	106	54		0.70	0.70	2.02
12/31/19		11.10	0.23	2.37	2.60	—	—	13.70	23.42	2	82		0.70	0.70	1.86
12/31/18		11.90	0.12	(0.92)	(0.80)	—	—	11.10	(6.72)	1	216		0.65	0.65	0.98
12/31/17	‡‡	11.35	0.00	0.55	0.55	—	—	11.90	4.85	1	111	(w)	0.09	0.09	(0.09)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)	Total expenses to average net assets(%)(e)	Net investment income (loss) to average net assets(%)(f)
JNL/T. Rowe Price Established Growth Fund(g)
Class A
06/30/20		49.83	(0.06)	4.55	4.49	—	—	54.32	9.01	7,857,122	23	0.83	0.83	(0.24)
12/31/19		38.00	(0.02)	11.85	11.83	—	—	49.83	31.13	7,460,334	25	0.83	0.83	(0.05)
12/31/18		43.97	0.08	(0.49)	(0.41)	(0.03)	(5.53)	38.00	(1.40)	5,909,316	44	0.83	0.83	0.18
12/31/17		34.69	0.04	11.48	11.52	(0.02)	(2.22)	43.97	33.59	5,847,294	56	0.84	0.84	0.11
12/31/16		34.38	0.02	0.47	0.49	—	(0.18)	34.69	1.43	6,414,359	42	0.85	0.85	0.06
12/31/15		33.19	(0.06)	3.60	3.54	—	(2.35)	34.38	10.70	6,783,994	35	0.86	0.86	(0.16)

Class I
06/30/20		51.71	0.01	4.73	4.74	—	—	56.45	9.17	2,597,015	23	0.53	0.53	0.06
12/31/19		39.31	0.12	12.28	12.40	—	—	51.71	31.54	2,720,614	25	0.53	0.53	0.25
12/31/18		45.26	0.22	(0.52)	(0.30)	(0.12)	(5.53)	39.31	(1.13)	2,558,378	44	0.53	0.53	0.46
12/31/17	‡	35.63	0.18	11.76	11.94	(0.09)	(2.22)	45.26	33.90	2,944,326	56	0.55	0.55	0.40
12/31/16		35.24	0.09	0.48	0.57	—	(0.18)	35.63	1.62	68,135	42	0.65	0.65	0.26
12/31/15		33.90	0.01	3.68	3.69	—	(2.35)	35.24	10.92	74,780	35	0.66	0.66	0.04

JNL/T. Rowe Price Mid-Cap Growth Fund(g)
Class A
06/30/20		56.09	(0.05)	(1.11)	(1.16)	—	—	54.93	(2.07)	5,452,922	11	0.99	0.99	(0.19)
12/31/19		42.66	(0.01)	13.44	13.43	—	—	56.09	31.48	5,926,942	22	0.99	0.99	(0.02)
12/31/18		47.27	(0.02)	(0.96)	(0.98)	—	(3.63)	42.66	(2.45)	4,713,404	29	0.99	0.99	(0.05)
12/31/17		39.92	(0.10)	9.73	9.63	—	(2.28)	47.27	24.47	4,899,959	30	1.00	1.00	(0.21)
12/31/16		37.87	(0.07)	2.36	2.29	—	(0.24)	39.92	6.08	3,830,555	30	1.00	1.00	(0.17)
12/31/15		38.87	(0.10)	2.58	2.48	—	(3.48)	37.87	6.47	3,635,887	31	1.00	1.00	(0.25)

Class I
06/30/20		59.04	0.03	(1.16)	(1.13)	—	—	57.91	(1.91)	240,368	11	0.69	0.69	0.11
12/31/19		44.78	0.15	14.11	14.26	—	—	59.04	31.84	445,624	22	0.69	0.69	0.28
12/31/18		49.29	0.13	(1.01)	(0.88)	—	(3.63)	44.78	(2.15)	397,273	29	0.69	0.69	0.25
12/31/17	‡	41.45	0.02	10.10	10.12	—	(2.28)	49.29	24.75	412,117	30	0.74	0.74	0.04
12/31/16		39.23	0.01	2.45	2.46	—	(0.24)	41.45	6.30	68,059	30	0.80	0.80	0.03
12/31/15		40.07	(0.02)	2.66	2.64	—	(3.48)	39.23	6.67	71,922	31	0.80	0.80	(0.06)

JNL/T. Rowe Price Short-Term Bond Fund(g)
Class A
06/30/20		10.17	0.10	0.13	0.23	—	—	10.40	2.26	1,336,067	39	0.71	0.71	1.93
12/31/19		9.77	0.22	0.18	0.40	—	—	10.17	4.09	1,160,563	71	0.71	0.71	2.22
12/31/18		9.80	0.18	(0.07)	0.11	(0.14)	—	9.77	1.10	1,107,891	50	0.71	0.71	1.87
12/31/17		9.83	0.14	(0.03)	0.11	(0.14)	—	9.80	1.14	1,000,050	53	0.71	0.71	1.37
12/31/16		9.81	0.11	0.03	0.14	(0.12)	—	9.83	1.43	1,648,572	60	0.71	0.71	1.07
12/31/15		9.87	0.08	(0.05)	0.03	(0.09)	—	9.81	0.32	1,830,411	47	0.71	0.71	0.81

Class I
06/30/20		10.30	0.12	0.14	0.26	—	—	10.56	2.52	259,591	39	0.41	0.41	2.24
12/31/19		9.87	0.25	0.18	0.43	—	—	10.30	4.36	256,869	71	0.41	0.41	2.53
12/31/18		9.90	0.21	(0.07)	0.14	(0.17)	—	9.87	1.41	593,400	50	0.41	0.41	2.17
12/31/17	‡	9.93	0.17	(0.04)	0.13	(0.16)	—	9.90	1.35	551,252	53	0.42	0.42	1.74
12/31/16		9.90	0.13	0.04	0.17	(0.14)	—	9.93	1.73	283	60	0.51	0.51	1.27
12/31/15		9.97	0.10	(0.06)	0.04	(0.11)	—	9.90	0.41	297	47	0.51	0.51	0.96

JNL/T. Rowe Price U.S. High Yield Fund(g)(k)
Class A
06/30/20		11.02	0.22	(0.98)	(0.76)	—	—	10.26	(6.90)	120,952	158	0.99	0.99	4.17
12/31/19		10.00	0.49	0.53	1.02	—	—	11.02	10.20	136,103	87	1.00	1.00	4.59
12/31/18		10.79	0.54	(0.75)	(0.21)	(0.50)	(0.08)	10.00	(2.09)	86,713	69	1.00	1.00	5.04
12/31/17		10.55	0.53	(0.03)	0.50	(0.21)	(0.05)	10.79	4.73	65,795	86	1.00	1.00	4.91
12/31/16	*	10.00	0.28	0.27	0.55	—	—	10.55	5.50	624,884	82	1.00	1.00	4.04

Class I
06/30/20		10.95	0.24	(0.97)	(0.73)	—	—	10.22	(6.67)	418,308	158	0.69	0.69	4.67
12/31/19		9.91	0.52	0.52	1.04	—	—	10.95	10.49	396,312	87	0.70	0.70	4.94
12/31/18		10.81	0.57	(0.75)	(0.18)	(0.64)	(0.08)	9.91	(1.84)	522,198	69	0.70	0.70	5.32
12/31/17	‡‡	10.76	0.14	(0.09)	0.05	—	—	10.81	0.46	627,214	86	0.71	0.71	4.97

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)		Net investment income (loss) to average net assets(%)(f)
JNL/T. Rowe Price Value Fund(g)
Class A
06/30/20		17.34	0.11		(2.51)	(2.40)	—	—	14.94	(13.84)	1,800,268	71	0.87		0.87		1.46
12/31/19		13.75	0.22		3.37	3.59	—	—	17.34	26.11	2,148,534	133	0.87		0.88		1.40
12/31/18		17.46	0.25		(1.81)	(1.56)	(0.21)	(1.94)	13.75	(9.58)	1,775,417	141	0.88		0.89		1.47
12/31/17		15.60	0.22		2.63	2.85	(0.27)	(0.72)	17.46	18.70	2,111,216	94	0.89	(j)	0.90	(j)	1.33
12/31/16		15.47	0.27		1.33	1.60	(0.30)	(1.17)	15.60	10.84	4,232,209	105	0.90		0.91		1.76
12/31/15		17.24	0.20		(0.52)	(0.32)	(0.14)	(1.31)	15.47	(1.84)	3,961,778	70	0.91		0.91		1.18

Class I
06/30/20		18.22	0.14		(2.64)	(2.50)	—	—	15.72	(13.72)	2,003,835	71	0.57		0.57		1.76
12/31/19		14.40	0.28		3.54	3.82	—	—	18.22	26.53	2,424,541	133	0.57		0.58		1.70
12/31/18		18.20	0.31		(1.89)	(1.58)	(0.28)	(1.94)	14.40	(9.30)	2,190,147	141	0.58		0.59		1.77
12/31/17	‡	16.21	0.31		2.70	3.01	(0.30)	(0.72)	18.20	19.00	2,851,062	94	0.60	(j)	0.61	(j)	1.75
12/31/16		16.02	0.32		1.37	1.69	(0.33)	(1.17)	16.21	11.04	988	105	0.70		0.71		1.97
12/31/15		17.79	0.24		(0.54)	(0.30)	(0.16)	(1.31)	16.02	(1.65)	892	70	0.71		0.71		1.35

JNL/Vanguard Growth ETF Allocation Fund
Class A
06/30/20		11.87	0.06		(0.71)	(0.65)	—	—	11.22	(5.48)	479,309	19	0.63		0.65		1.17
12/31/19		9.66	0.24		1.97	2.21	—	—	11.87	22.88	415,157	12	0.61		0.65		2.20
12/31/18		10.49	0.23		(1.06)	(0.83)	—	—	9.66	(7.91)	239,577	11	0.61		0.65		2.20
12/31/17	*	10.00	0.11		0.38	0.49	—	—	10.49	4.90	41,222	5	0.61		0.65		3.88

Class I
06/30/20		11.99	0.09		(0.73)	(0.64)	—	—	11.35	(5.34)	23,448	19	0.21		0.35		1.61
12/31/19		9.72	0.30		1.97	2.27	—	—	11.99	23.35	21,052	12	0.19		0.35		2.70
12/31/18		10.51	0.30		(1.09)	(0.79)	—	—	9.72	(7.52)	9,638	11	0.19		0.35		2.83
12/31/17	*	10.00	0.13		0.38	0.51	—	—	10.51	5.10	802	5	0.19		0.35		4.76

JNL/Vanguard Moderate ETF Allocation Fund
Class A
06/30/20		11.30	0.08		(0.23)	(0.15)	—	—	11.15	(1.33)	351,170	24	0.62		0.65		1.42
12/31/19		9.76	0.27		1.27	1.54	—	—	11.30	15.78	322,337	20	0.60		0.65		2.49
12/31/18		10.23	0.25		(0.72)	(0.47)	—	—	9.76	(4.59)	143,012	17	0.60		0.65		2.45
12/31/17	*	10.00	0.11		0.12	0.23	—	—	10.23	2.30	33,118	6	0.60		0.65		3.99

Class I
06/30/20		11.41	0.10		(0.22)	(0.12)	—	—	11.29	(1.05)	12,155	24	0.20		0.35		1.83
12/31/19		9.82	0.31		1.28	1.59	—	—	11.41	16.19	11,714	20	0.18		0.35		2.89
12/31/18		10.24	0.31		(0.73)	(0.42)	—	—	9.82	(4.10)	6,138	17	0.18		0.35		3.09
12/31/17	*	10.00	0.16		0.08	0.24	—	—	10.24	2.40	136	6	0.18		0.35		5.77

JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A
06/30/20		11.58	0.07		(0.46)	(0.39)	—	—	11.19	(3.37)	446,257	23	0.62		0.65		1.30
12/31/19		9.70	0.25		1.63	1.88	—	—	11.58	19.38	390,437	16	0.60		0.65		2.31
12/31/18		10.37	0.24		(0.91)	(0.67)	—	—	9.70	(6.46)	215,737	9	0.60		0.65		2.34
12/31/17	*	10.00	0.10		0.27	0.37	—	—	10.37	3.70	48,947	4	0.60		0.65		3.77

Class I
06/30/20		11.70	0.09		(0.47)	(0.38)	—	—	11.32	(3.25)	14,553	23	0.20		0.35		1.66
12/31/19		9.75	0.30		1.65	1.95	—	—	11.70	20.00	15,000	16	0.18		0.35		2.73
12/31/18		10.38	0.31		(0.94)	(0.63)	—	—	9.75	(6.07)	8,475	9	0.18		0.35		2.98
12/31/17	*	10.00	0.10		0.28	0.38	—	—	10.38	3.80	341	4	0.18		0.35		3.68

JNL/Westchester Capital Event Driven Fund(g)
Class A
06/30/20		11.11	0.06		(0.82)	(0.76)	—	—	10.35	(6.84)	39,272	225	1.63	(h)	1.63	(h)	1.22
12/31/19		9.94	0.09		1.08	1.17	—	—	11.11	11.77	49,018	286	1.84	(h)	1.84	(h)	0.84
12/31/18		9.99	0.03		0.47	0.50	—	(0.55)	9.94	5.04	27,455	267	1.71	(h)	1.71	(h)	0.28
12/31/17		9.70	(0.00)	(o)	0.53	0.53	(0.24)	—	9.99	5.47	4,823	291	1.83	(h)	1.83	(h)	(0.02)
12/31/16		9.50	(0.05)		0.29	0.24	(0.01)	(0.03)	9.70	2.55	359,186	251	2.09	(h)	2.09	(h)	(0.55)
12/31/15	*	10.00	0.02		(0.52)	(0.50)	—	—	9.50	(5.00)	193,074	182	1.75	(h)	1.75	(h)	0.31

Class I
06/30/20		11.07	0.09		(0.84)	(0.75)	—	—	10.32	(6.78)	96,174	225	1.26	(h)	1.26	(h)	1.73
12/31/19		9.87	0.12		1.08	1.20	—	—	11.07	12.16	259,327	286	1.52	(h)	1.52	(h)	1.10
12/31/18		10.01	0.11		0.42	0.53	(0.12)	(0.55)	9.87	5.31	209,019	267	1.49	(h)	1.49	(h)	1.04
12/31/17	‡‡	9.89	0.04		0.08	0.12	—	—	10.01	1.21	242,410	291	1.38	(h)	1.38	(h)	1.34

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)(e)		Total expenses to average net assets(%)(e)	Net investment income (loss) to average net assets(%)(f)
JNL/WMC Balanced Fund(g)
Class A
06/30/20		26.54	0.25	(1.55)	(1.30)	—		—		25.24	(4.90)	8,156,926	48		0.71		0.71	1.98
12/31/19		21.85	0.50	4.19	4.69	—		—		26.54	21.46	8,888,357	42	(i)	0.72		0.72	2.03
12/31/18		24.02	0.49	(1.26)	(0.77)	(0.40)		(1.00)		21.85	(3.41)	7,405,875	43	(i)	0.72		0.72	2.04
12/31/17		22.14	0.42	2.31	2.73	(0.33)		(0.52)		24.02	12.49	7,752,031	38	(i)	0.72		0.72	1.80
12/31/16		20.83	0.40	1.82	2.22	(0.28)		(0.62)		22.14	10.82	6,370,657	58	(i)	0.73		0.73	1.84
12/31/15		22.19	0.36	(0.56)	(0.20)	(0.27)		(0.89)		20.83	(0.93)	4,825,207	112	(i)	0.73		0.73	1.61

Class I
06/30/20		27.50	0.29	(1.60)	(1.31)	—		—		26.19	(4.76)	42,449	48	(i)	0.41		0.41	2.26
12/31/19		22.57	0.59	4.34	4.93	—		—		27.50	21.84	36,746	42	(i)	0.42		0.42	2.32
12/31/18		24.75	0.59	(1.32)	(0.73)	(0.45)		(1.00)		22.57	(3.15)	16,749	43	(i)	0.42		0.42	2.38
12/31/17	‡	22.77	0.48	2.38	2.86	(0.36)		(0.52)		24.75	12.75	2,740	38	(i)	0.49		0.49	2.02
12/31/16		21.39	0.45	1.87	2.32	(0.32)		(0.62)		22.77	11.03	1,509	58	(i)	0.53		0.53	2.05
12/31/15		22.75	0.41	(0.58)	(0.17)	(0.30)		(0.89)		21.39	(0.75)	1,385	112	(i)	0.53		0.53	1.81

JNL/WMC Government Money Market Fund(g)
Class A
06/30/20		1.00	0.00	0.00	0.00	(0.00)	(o)	—		1.00	0.21	2,132,148	N/A		0.35		0.56	0.30	(x)
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—		1.00	1.54	1,261,526	N/A		0.72	(y)	0.57	1.53	(x)
12/31/18		1.00	0.01	0.00	0.01	(0.01)		—		1.00	1.13	1,426,473	N/A		0.77	(y)	0.57	1.13	(x)
12/31/17		1.00	0.00	0.00	0.00	(0.00)	(o)	—		1.00	0.13	1,194,603	N/A		0.78	(y)	0.56	0.12	(x)
12/31/16		1.00	0.00	0.00	0.00	—		(0.00)	(o)	1.00	0.00	1,591,977	N/A		0.45		0.56	0.00	(x)
12/31/15		1.00	0.00	0.00	0.00	(0.00)	(o)	(0.00)	(o)	1.00	0.00	1,562,631	N/A		0.25		0.56	0.00	(x)

Class I
06/30/20		1.00	0.00	0.00	0.00	(0.00)	(o)	—		1.00	0.28	33,869	N/A		0.25		0.26	0.30	(x)
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—		1.00	2.00	15,034	N/A		0.27		0.27	1.97	(x)
12/31/18		1.00	0.02	0.00	0.02	(0.02)		—		1.00	1.64	14,314	N/A		0.27		0.27	1.75	(x)
12/31/17	‡	1.00	0.00	0.00	0.00	(0.00)	(o)	—		1.00	0.38	2,440	N/A		0.58	(y)	0.35	0.28	(x)
12/31/16		1.00	0.00	0.00	0.00	—		(0.00)	(o)	1.00	0.00	8,686	N/A		0.45	(y)	0.36	0.00	(x)
12/31/15		1.00	0.00	0.00	0.00	(0.00)	(o)	(0.00)	(o)	1.00	0.00	6,653	N/A		0.25		0.36	0.00	(x)

JNL/WMC Value Fund(g)
Class A
06/30/20		23.73	0.22	(3.92)	(3.70)	—		—		20.03	(15.59)	644,827	29		0.78		0.78	2.11
12/31/19		18.61	0.38	4.74	5.12	—		—		23.73	27.51	822,715	49		0.78		0.78	1.75
12/31/18		24.48	0.41	(2.70)	(2.29)	(0.44)		(3.14)		18.61	(10.30)	691,879	28		0.78		0.78	1.73
12/31/17		22.92	0.41	2.94	3.35	(0.41)		(1.38)		24.48	15.20	840,381	14		0.77		0.77	1.71
12/31/16		20.56	0.36	2.37	2.73	(0.23)		(0.14)		22.92	13.42	1,682,334	15		0.78		0.78	1.68
12/31/15		24.25	0.38	(1.16)	(0.78)	(0.35)		(2.56)		20.56	(3.12)	1,623,060	19		0.78		0.78	1.57

Class I
06/30/20		24.51	0.26	(4.05)	(3.79)	—		—		20.72	(15.46)	646,537	29		0.48		0.48	2.41
12/31/19		19.17	0.45	4.89	5.34	—		—		24.51	27.86	692,719	49		0.48		0.48	2.05
12/31/18		25.13	0.49	(2.78)	(2.29)	(0.53)		(3.14)		19.17	(10.02)	548,769	28		0.48		0.48	2.02
12/31/17	‡	23.47	0.45	3.05	3.50	(0.46)		(1.38)		25.13	15.49	751,554	14		0.50		0.50	1.85
12/31/16		21.03	0.41	2.43	2.84	(0.26)		(0.14)		23.47	13.66	33,188	15		0.58		0.58	1.88
12/31/15		24.74	0.44	(1.19)	(0.75)	(0.40)		(2.56)		21.03	(2.94)	30,916	19		0.58		0.58	1.77

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

*

Commencement of operations was as follows: April 27, 2015 - JNL/Harris Oakmark Global Equity Fund, JNL Multi-Manager Alternative Fund, JNL/Westchester Capital Event Driven Fund; September 28, 2015 - JNL/DoubleLine Schiller Enhanced CAPE Fund; April 25, 2016 - JNL/DoubleLine Emerging Markets Fixed Income Fund; September 19, 2016 - JNL Multi-Manager Mid Cap Fund; April 24, 2017 - JNL/Mellon MSCI KLD 400 Social Index Fund; September 25, 2017 - JNL/ClearBridge Large Cap Growth Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/PIMCO Income Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund; August 13, 2018 - JNL/Heitman U.S. Focused Real Estate Fund, JNL/JPMorgan Hedged Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Morningstar Wide Moat Index Fund and JNL Multi-Manager International Small Cap Fund; June 24, 2019 - JNL/DFA International Core Equity Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Advantage International Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund; April 27, 2020 - JNL/Lord Abbett Short Duration Income Fund.

†

On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring fund formerly in JNL Investors Series Trust for periods prior to April 25, 2016.

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)

Calculated using the average shares method. Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(d)

Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(e)

The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(f)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(g)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(h)	The net and total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for the following Funds were as follows:

	June 30, 2020 (%)	December 31, 2019 (%)	December 31, 2018 (%)	December 31, 2017(%)	December 31, 2016 (%)	December 31, 2015 (%)
JNL Multi-Manager Alternative Fund
Class A – Net expenses / Total expenses [1,3]	1.73	1.69	1.70	1.70/1.86	1.74/2.16	1.74
Class I	1.39	1.39	1.40	1.45	N/A	N/A
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Class A	1.15	1.16	1.13	1.16	1.15	1.14
Class I	0.85	0.71	0.83	0.67	0.95	0.94
JNL/BlackRock Global Allocation Fund
Class A – Net expenses / Total expenses [4]	1.03/1.04	1.06	1.05	1.07	1.06	1.07
Class I – Net expenses / Total expenses [4]	0.73/0.74	0.76	0.75	0.84	0.86	0.87
JNL/Boston Partners Global Long Short Equity Fund
Class A	1.55	1.55	1.56	1.54	1.56	1.55
Class I	1.25	1.25	1.26	1.28	N/A	N/A
JNL/DoubleLine Core Fixed Income Fund
Class A – Net expenses / Total expenses [2,3]	N/A	N/A	N/A	0.77/0.79	0.78/0.80	0.78
Class I – Net expenses / Total expenses [2,3]	N/A	N/A	N/A	0.52/0.52	0.58/0.60	0.58
JNL/JPMorgan Global Allocation Fund
Class A – Net expenses / Total expenses [5]	1.06/1.08	1.00/1.08	N/A	N/A	N/A	N/A
Class I – Net expenses / Total expenses [5]	0.62/0.78	0.62/0.77	N/A	N/A	N/A	N/A
JNL/JPMorgan Hedged Equity Fund
Class A	0.96	0.95	0.95	N/A	N/A	N/A
Class I	0.66	0.65	0.65	N/A	N/A	N/A
JNL/PIMCO Income Fund
Class A	N/A	0.94	0.95	0.96	N/A	N/A
Class I	N/A	0.64	0.65	0.66	N/A	N/A
JNL/PIMCO Real Return Fund
Class A – Net expenses / Total expenses [2,3]	0.79	0.81	0.79	0.78/0.79	0.80	0.79
Class I – Net expenses / Total expenses [2,3]	0.49	0.51	0.49	0.52/0.52	0.60	0.59
JNL/Westchester Capital Event Driven Fund
Class A	1.47	1.46	1.46	1.44	1.46	1.45
Class I	1.17	1.16	1.16	1.19	N/A	N/A

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

[1] Effective September 19, 2016, JNL Multi-Manager Alternative Fund voluntarily and contractually began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary and contractual waivers were discontinued.

[2] Effective January 1, 2017, JNL/DoubleLine Core Fixed Income Fund and JNL/PIMCO Real Return Fund voluntarily began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary waiver was discontinued.

[3] Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

[4] Effective January 1, 2020, JNL/BlackRock Global Allocation Fund voluntarily began waiving a portion of advisory fees. Effective April 27, 2020, this voluntary waiver was converted to a contractual fee reduction.

[5] Effective June 24, 2019, JNL/JPMorgan Global Allocation Fund voluntarily and contractually began waiving a portion of advisory fees. Effective October 14, 2019, the voluntary waiver became contractual.

(i)	Portfolio turnover including dollar roll transactions for the following Funds were as follows:

	June 30, 2020 (%)	December 31, 2019 (%)	December 31, 2018 (%)	December 31, 2017 (%)	December 31, 2016 (%)	December 31 2015 (%)
JNL Multi-Manager Alternative Fund	N/A	N/A	181	240	N/A	N/A
JNL/Fidelity Institutional Asset Management Total Bond Fund	118	508	433	350	571	505
JNL/Mellon Bond Index Fund	68	107	121	118	128	120
JNL/Neuberger Berman Strategic Income Fund	171	322	363	351	359	363
JNL/PPM America Total Return Fund	N/A	97	70	72	146	121
JNL/WMC Balanced Fund	N/A	55	80	76	102	198

(j)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

(k)

Effective April 27, 2020, JNL/Crescent High Income Fund name was changed to JNL/T. Rowe Price U.S. High Yield Fund, JNL/Franklin Templeton Mutual Shares Fund name was changed to JNL/JPMorgan Growth & Income Fund, JNL/Lazard Emerging Markets Fund name was changed to JNL Multi-Manager Emerging Markets Equity Fund, JNL/Oppenheimer Global Growth Fund name was changed to JNL/Invesco Global Growth Fund, JNL/S&P Competitive Advantage Fund name was changed to JNL/Goldman Sachs Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund name was changed to JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/S&P International 5 Fund name was changed to JNL/Goldman Sachs International 5 Fund, JNL/S&P Intrinsic Value Fund name was changed to JNL/Goldman Sachs Intrinsic Value Fund, JNL/S&P Total Yield Fund name was changed to JNL/Goldman Sachs Total Yield Fund and JNL/T. Rowe Price Managed Volatility Balanced Fund name was changed to JNL/T. Rowe Price Balanced Fund.

(l)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Global Natural Resources Fund - 26.42% and 26.72% and JNL Multi-Manager Emerging Markets Equity Fund - 19.16% and 19.38%.

(m)	Consolidated Financial Statements.
(n)

On May 6, 2016, JNL/Causeway International Value Select Fund and JNL/PPM America High Yield Bond Fund effected a 2 for 1 reverse share split and JNL/Mellon Communication Services Sector Fund effected a 3 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share splits.

(o)	Amount represents less than $0.005.
(p)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each underlying fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each underlying fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(q)

On June 24, 2019, JNL/Franklin Templeton Founding Strategy Fund name was changed to JNL/Franklin Templeton Growth Allocation Fund and became a Sub-Advised Fund. Prior to June 24, 2019, the fund held securities selected by the Sub-Advisor and was considered a “Fund of Funds.”

(r)

Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund includes the sale of the Fund’s underlying funds effective June 24, 2019. Portfolio turnover not including the sale of the Fund’s underlying funds was 89% in 2019.

(s)

Portfolio turnover includes the purchase and sale in each underlying fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund not including the purchase and sale of each underlying fund was 4%.

(t)

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/Mellon Capital S&P SMid 60 Fund and Mellon Capital JNL 5 Fund respectively, each a separate series in JNL Variable Fund LLC.  JNL/Mellon Capital JNL 5 Fund and JNL/Mellon Capital S&P SMid 60 Fund are considered the accounting survivors for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019. On April 27, 2020, the following funds of JNL Variable Fund LLC were redomiciled into the JNL Series Trust: JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon MSCI World Index Fund and JNL/Mellon Nasdaq 100 Index Fund. Each of these funds was created within the JNL Series Trust to facilitate the acquisition of each respective fund with the same name from JNL Variable Fund LLC. Although the funds of JNL Variable Fund LLC were legally dissolved, they are considered the accounting survivors for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired funds formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(u)

Distribution amount for the JNL/PIMCO Real Return Fund includes a return of capital distribution for Class A and Class I shares of $0.49 and $0.51 per share, respectively, for the year ended December 31, 2016.

(v)	The ratio of net and total expenses to average net assets for the JNL/PPM America Total Return Fund excluding a reimbursement of 24f-2 fees was 0.80%.
(w)

Portfolio turnover for JNL/T. Rowe Price Balanced Fund includes the purchase and sale in each of the Fund's underlying funds which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale in each of the Fund's underlying funds was 11% in 2017.

(x)

The ratios for net investment income (loss) to average net assets without expense waivers for JNL/WMC Government Money Market Fund for 2015, 2016, 2017, 2018, 2019 and 2020 was (0.32%), (0.11%), 0.33%, 1.33%, 1.68% and 0.09% respectively for Class A and (0.12%), 0.09%, 0.52%, 1.75%, 1.97% and 0.30% respectively for Class I shares.

(y)	Includes payments for recovery of contractual expense waivers.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2020 consisted of one hundred and thirty-nine (139) separate funds. Information in these financial statements pertains to ninety-five (95) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc owns a majority interest in Jackson Financial Inc. and is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Effective July 17, 2020, Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Sub-Advisers are:

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL Multi-Manager Alternative Fund

BlueBay Asset Management LLP
BlueBay Asset Management USA LLC (Sub-Sub-Adviser)
Boston Partners Global Investors, Inc.
DoubleLine Capital LP
First Pacific Advisors, LP
Lazard Asset Management LLC
Loomis, Sayles & Company, L.P.
Westchester Capital Management, LLC
Western Asset Management Company, LLC

JNL Multi-Manager Emerging Markets Equity Fund	Kayne Anderson Rudnick Investment Management, LLC T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) WCM Investment Management, LLC Wellington Management Company, LLP
JNL Multi-Manager International Small Cap Fund	Causeway Capital Management LLC WCM Investment Management, LLC
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Nuance Investments, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Growth Fund	Granahan Investment Management, Inc. Kayne Anderson Rudnick Investment Management, LLC Victory Capital Management Inc. WCM Investment Management, LLC
JNL Multi-Manager Small Cap Value Fund	Congress Asset Management Company, LLP Cooke & Bieler, L.P. Reinhart Partners, Inc. WCM Investment Management, LLC

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):

JNL S&P 500 Index Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund

Mellon Investments Corporation
JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund and JNL/AQR Managed Futures Strategy Fund	AQR Capital Management, LLC
JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund and JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/BlackRock Global Natural Resources Fund	BlackRock International Limited
JNL/Boston Partners Global Long Short Equity Fund	Boston Partners Global Investors, Inc.
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/ClearBridge Large Cap Growth Fund	ClearBridge Investments, LLC
JNL/DFA International Core Equity Fund and JNL/DFA U.S. Core Equity Fund	Dimensional Fund Advisors LP
JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund and JNL/DoubleLine® Shiller Enhanced CAPE® Fund	DoubleLine Capital LP
JNL/Fidelity Institutional Asset Management® Total Bond Fund	FIAM LLC
JNL/First State Global Infrastructure Fund	First Sentier Investors (Australia) IM Ltd.
JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Franklin Templeton Growth Allocation Fund	Franklin Advisers, Inc. Templeton Global Advisors Limited (Sub-Sub-Adviser)
JNL/Franklin Templeton International Small Cap Fund	Franklin Templeton Institutional, LLC Templeton Investment Counsel, LLC (Co-Sub-Adviser)

JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs International 5 Fund, JNL/Goldman Sachs Intrinsic Value Fund, and JNL/Goldman Sachs Total Yield Fund

Goldman Sachs Asset Management, L.P. Mellon Investments Corporation (Co-Sub-Adviser)
JNL/GQG Emerging Markets Equity Fund	GQG Partners, LLC
JNL/Harris Oakmark Global Equity Fund	Harris Associates, L.P.
JNL/Heitman U.S. Focused Real Estate Fund	Heitman Real Estate Securities LLC
JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco International Growth Fund, JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc.
JNL/Invesco Global Real Estate Fund	Invesco Advisers, Inc. Invesco Asset Management Ltd. (Sub-Sub-Adviser)
JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Growth & Income Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, and JNL/JPMorgan U.S. Government & Quality Bond Fund	J.P. Morgan Investment Management Inc.
JNL/Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P.
JNL/Lord Abbett Short Duration Income Fund	Lord, Abbett & Co. LLC
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company
JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/PIMCO Income Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC
JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Total Return Fund	PPM America, Inc.*
JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, and JNL/T. Rowe Price Value Fund	T. Rowe Price Associates, Inc.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL/T. Rowe Price Mid-Cap Growth Fund	T. Rowe Price Associates, Inc. Mellon Investments Corporation (Co-Sub-Adviser)
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Government Money Market Fund and JNL/WMC Value Fund	Wellington Management Company, LLP

* PPM America, Inc. is an affiliate of JNAM.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/BlackRock Global Natural Resources Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL S&P 500 Index Fund, which only offers Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. On April 27, 2020, the funds of JNL Variable Fund LLC, which are listed below, were redomiciled into the JNL Series Trust. Each of these funds was created within the JNL Series Trust to facilitate the acquisition of each respective fund with the same name from JNL Variable Fund LLC. Although the funds of JNL Variable Fund LLC were legally dissolved, they are considered the accounting survivors for financial reporting purposes, and as a result, the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights reflect activity of the acquired funds formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

Redomiciled Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Dow Index Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon MSCI World Index Fund
JNL/Mellon Nasdaq 100 Index Fund

Effective April 27, 2020, the names changed for the following funds:

Prior Fund Name	Effective April 27, 2020 Fund Name
JNL/Crescent High Income Fund[1]	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Franklin Templeton Mutual Shares Fund[2]	JNL/JPMorgan Growth & Income Fund
JNL/Lazard Emerging Markets Fund[3]	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Oppenheimer Global Growth Fund	JNL/Invesco Global Growth Fund
JNL/S&P Competitive Advantage Fund	JNL/Goldman Sachs Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund	JNL/Goldman Sachs Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund	JNL/Goldman Sachs Intrinsic Value Fund
JNL/S&P Total Yield Fund	JNL/Goldman Sachs Total Yield Fund
JNL/S&P International 5 Fund	JNL/Goldman Sachs International 5 Fund
JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Balanced Fund

1 Also effective April 27, 2020, the Sub-Adviser for the Fund changed from Crescent Capital Group LP to T. Rowe Price Associates, Inc.

2 Also effective April 27, 2020, the Sub-Adviser for the Fund changed from Franklin Mutual Advisers, LLC to J.P. Morgan Investment Management Inc.

3 Also effective April 27, 2020, the Sub-Adviser for the Fund changed from Lazard Asset Management LLC to Kayne Anderson Rudnick Investment Management, LLC, T. Rowe Price Associates, Inc. with a sub-sub adviser, T. Rowe Price Hong Kong Limited, WCM Investment Management, LLC and Wellington Management Company LLP.

Effective April 27, 2020, Nuance Investments, LLC was added as a Sub-Adviser to JNL Multi-Manager Mid Cap Fund.

The following mergers were effective after close of business on April 24, 2020, for the Funds indicated.

Acquired Fund	Acquiring Fund
JNL Institutional Alt 100 Fund*	JNL Multi-Manager Alternative Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund*	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/FAMCO Flex Core Covered Call Fund*	JNL/JPMorgan Hedged Equity Fund

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Acquired Fund	Acquiring Fund
JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/JPMorgan Global Allocation Fund
JNL/Franklin Templeton Global Fund	JNL/Loomis Sayles Global Growth Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
JNL/Invesco China-India Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/Mellon S&P 1500 Value Index Fund	JNL/Mellon Dow Index Fund
JNL/Neuberger Berman Currency Fund*	JNL/PIMCO Income Fund
JNL/Oppenheimer Emerging Markets Innovator Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/PPM America Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund
JNL/PPM America Value Equity Fund	JNL/JPMorgan Growth & Income Fund
JNL/S&P Mid 3 Fund	JNL/Mellon S&P 400 MidCap Index Fund
JNL/Scout Unconstrained Bond Fund	JNL/PIMCO Income Fund
JNL/The London Company Focused U.S. Equity Fund*	JNL/Morningstar Wide Moat Index Fund
JNL/VanEck International Gold Fund*	JNL/BlackRock Global Natural Resources Fund

* The acquired fund was a series of Jackson Variable Series Trust.

Effective January 1, 2020, the federal income tax status changed from a regulated investment company ("RIC") to a partnership for the following funds: JNL/DoubleLine Core Fixed Income Fund, JNL/Fidelity Institutional Asset Management Total Bond Fund, JNL/First State Global Infrastructure Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Total Yield Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Mellon Bond Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PIMCO Income Fund, JNL/RAFI Fundamental Asia Developed Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund. As a result of the tax status change, each Fund’s income, gains, losses and credits are allocated directly to its partners and retain the same character for federal income tax purposes. In addition, each Fund is not able to realize any future benefit from any unused capital loss carryforward and other losses deferred as a RIC, if any. The investment objectives, policies, restrictions, net asset value per share, service providers, fiscal periods, and investment portfolios of the Funds have not changed in connection with this tax status change. Such a conversion did not impact the contract holders of the separate accounts which own the Funds. The conversion from a RIC to a partnership provides a number of potential benefits to each affected Fund, including accelerated receipt of foreign tax reclaims under certain conditions, a potential increase in securities lending income, elimination of the risk that the affected Fund will fail to qualify for treatment as a RIC under various tests imposed by the Internal Revenue Code, and a reduction in the risk of operational and administrative errors as the complexity of the Fund’s tax accounting and financial reporting is reduced. Jackson receives benefits under the federal income tax laws with respect to tax deductions and credits as it relates to the tax structure of the Funds insofar as Jackson is entitled to receive the deduction and credit for any dividends received or foreign tax payments generated by each of the Fund’s investment portfolios because the Funds advised by JNAM are owned directly by Jackson’s separate accounts. As the Funds’ investment adviser, JNAM acts as a fiduciary for the benefit of the Funds’ shareholders and in no way seeks to maximize the dividends received deduction or foreign tax credits if there is a potential that it may detrimentally impact a shareholder or contract owner. Any additional benefits related to enhanced dividends received deduction or foreign tax credits to Jackson are not directly shared with the adviser, sub-advisers, Funds, shareholders, or contract owners; however, JNAM is responsible for monitoring that any benefit that Jackson receives from the tax structure of the Funds does not result in a detriment or have a harmful impact to the Funds, shareholders, or contract owners.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the Investment Company Act of 1940, as amended. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate market value. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value.

Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third-party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/WMC Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period's change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

Recent Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU modify the disclosure requirements on fair value measurements. Among the requirements, entities will be required to make additional disclosures about significant unobservable inputs in developing Level 3 fair value measurements and are permitted to remove disclosure of the amount and reason for transfers between Level 1 and Level 2. This ASU was effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Funds have fully adopted the amendments and the Topic 820 disclosures have been modified to conform to the amendments.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2022. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives,

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2020 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	356,614	82,541	315	439,470
Corporate Bonds And Notes	—	256,592	—	256,592
Non-U.S. Government Agency Asset-Backed Securities	—	111,215	1,396	112,611
Government And Agency Obligations	—	99,233	—	99,233
Senior Floating Rate Instruments[2]	—	16,707	658	17,365
Other Equity Interests	—	—	12,226	12,226
Preferred Stocks	6,970	—	—	6,970
Warrants	1,520	—	6	1,526
Rights	101	—	276	377
Short Term Investments	200,455	17,994	—	218,449
	565,660	584,282	14,877	1,164,819
Liabilities - Securities
Common Stocks	(169,130)	(776)	—	(169,906)
Investment Companies	(22,875)	(2,684)	—	(25,559)
Corporate Bonds And Notes	—	(760)	—	(760)
Preferred Stocks	(609)	—	—	(609)
	(192,614)	(4,220)	—	(196,834)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,662	—	—	1,662
Centrally Cleared Interest Rate Swap Agreements	—	735	—	735
Centrally Cleared Credit Default Swap Agreements	—	467	—	467
Exchange Traded Futures Options	8	—	—	8
Exchange Traded Purchased Options	158	—	—	158
OTC Purchased Options	—	235	—	235
Open Forward Foreign Currency Contracts	—	2,651	—	2,651
OTC Interest Rate Swap Agreements	—	693	—	693
OTC Contracts for Difference	—	2,440	—	2,440
OTC Total Return Swap Agreements	—	4,305	—	4,305
	1,828	11,526	—	13,354
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,276)	—	—	(2,276)
Centrally Cleared Interest Rate Swap Agreements	—	(14,556)	—	(14,556)
Exchange Traded Futures Options	(4)	—	—	(4)
Exchange Traded Written Options	(751)	—	—	(751)
OTC Written Options	—	(683)	—	(683)
Open Forward Foreign Currency Contracts	—	(4,083)	—	(4,083)
OTC Contracts for Difference	—	(1,171)	—	(1,171)
OTC Total Return Swap Agreements	—	(3,420)	—	(3,420)
	(3,031)	(23,913)	—	(26,944)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	402,819	962,326	—	1,365,145
Preferred Stocks	20,323	—	—	20,323
Warrants	—	14,024	—	14,024
Investment Companies	1,514	—	—	1,514
Short Term Investments	23,691	—	—	23,691
	448,347	976,350	—	1,424,697
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(24)	—	(24)
	—	(24)	—	(24)
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	38,355	205,919	—	244,274
Preferred Stocks	1,180	—	—	1,180
Short Term Investments	716	—	—	716
	40,251	205,919	—	246,170
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,081,698	—	—	1,081,698
Preferred Stocks	20,231	—	—	20,231
Short Term Investments	46,152	—	—	46,152
	1,148,081	—	—	1,148,081
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,297,007	55,171	—	2,352,178
Preferred Stocks	—	1,409	—	1,409
Short Term Investments	186,295	—	—	186,295
	2,483,302	56,580	—	2,539,882
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	882,210	—	—	882,210
Short Term Investments	31,957	—	—	31,957
	914,167	—	—	914,167
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	103,064	—	—	103,064
Investment Companies	421	—	—	421
Rights	—	—	—	—
Short Term Investments	1,542	132	—	1,674
	105,027	132	—	105,159
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	11	—	—	11
	11	—	—	11
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	43,580	—	—	43,580
Rights	—	—	—	—
Short Term Investments	1,290	—	—	1,290
	44,870	—	—	44,870
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	11	—	—	11
	11	—	—	11
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	344,666	—	—	344,666
Short Term Investments	3,494	—	—	3,494
	348,160	—	—	348,160
Liabilities - Securities
Common Stocks	(78,677)	—	—	(78,677)
	(78,677)	—	—	(78,677)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	25,235	40,938	—	66,173
	25,235	40,938	—	66,173
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,347	—	—	1,347
Open Forward Foreign Currency Contracts	—	1,077	—	1,077
OTC Total Return Swap Agreements	—	14	—	14
	1,347	1,091	—	2,438
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(275)	—	—	(275)
Open Forward Foreign Currency Contracts	—	(2,467)	—	(2,467)
OTC Total Return Swap Agreements	—	(62)	—	(62)
	(275)	(2,529)	—	(2,804)
JNL/BlackRock Advantage International Fund
Assets - Securities
Common Stocks	621	26,030	—	26,651
Preferred Stocks	45	—	—	45
Rights	5	—	—	5
Short Term Investments	300	—	—	300
	971	26,030	—	27,001
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(6)	—	—	(6)
	(6)	—	—	(6)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,404,384	565,519	2,105	1,972,008
Government And Agency Obligations	—	501,725	—	501,725
Corporate Bonds And Notes	—	234,951	7,525	242,476
Investment Companies	150,038	—	—	150,038
Non-U.S. Government Agency Asset-Backed Securities	—	35,766	—	35,766
Preferred Stocks	13,621	—	9,055	22,676
Senior Floating Rate Instruments	—	21,460	1,211	22,671
Trust Preferreds	5,142	—	—	5,142
Rights	6	—	—	6
Short Term Investments	43,915	408,135	—	452,050
	1,617,106	1,767,556	19,896	3,404,558
Liabilities - Securities
Common Stocks	(2,586)	—	—	(2,586)
	(2,586)	—	—	(2,586)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	240	—	240
Futures Contracts	3,238	—	—	3,238
Centrally Cleared Interest Rate Swap Agreements	—	1,164	—	1,164
Centrally Cleared Credit Default Swap Agreements	—	1,738	—	1,738
Exchange Traded Purchased Options	24,776	—	—	24,776
OTC Purchased Options	—	13,519	—	13,519
Open Forward Foreign Currency Contracts	—	4,095	—	4,095
OTC Contracts for Difference	—	221	—	221
OTC Total Return Swap Agreements	—	3,643	—	3,643
	28,014	24,620	—	52,634
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Barrier Options	—	(422)	—	(422)
Futures Contracts	(2,009)	—	—	(2,009)
Centrally Cleared Interest Rate Swap Agreements	—	(6,696)	—	(6,696)
Centrally Cleared Credit Default Swap Agreements	—	(307)	—	(307)
Exchange Traded Written Options	(20,079)	—	—	(20,079)
OTC Written Options	—	(12,064)	—	(12,064)
Open Forward Foreign Currency Contracts	—	(4,819)	—	(4,819)
OTC Contracts for Difference	—	(258)	—	(258)
	(22,088)	(24,566)	—	(46,654)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	206,452	—	—	206,452
Canada	78,046	—	—	78,046
Australia	—	50,643	—	50,643
United Kingdom	—	41,687	—	41,687
Russian Federation	7,335	28,786	—	36,121
Brazil	35,980	—	—	35,980
France	—	32,333	—	32,333
Netherlands	—	29,016	—	29,016
China	—	9,514	—	9,514
Ireland	—	9,401	—	9,401
Germany	—	8,959	—	8,959
Luxembourg	—	7,481	—	7,481
Switzerland	—	7,135	—	7,135
Norway	—	7,041	—	7,041
Ghana	1,901	—	—	1,901
Warrants	—	294	—	294
Short Term Investments	59,417	—	—	59,417
	389,131	232,290	—	621,421
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	4,301,153	30,590	—	4,331,743
Preferred Stocks	—	—	8,561	8,561
Short Term Investments	10,939	—	—	10,939
	4,312,092	30,590	8,561	4,351,243
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks
Communication Services	2,335	944	—	3,279
Consumer Discretionary	1,552	1,807	—	3,359
Consumer Staples	1,696	1,502	—	3,198
Energy	841	235	—	1,076
Financials	3,591	1,824	—	5,415
Health Care	3,246	1,651	—	4,897
Industrials	978	4,140	—	5,118
Information Technology	4,436	2,027	—	6,463
Materials	2,799	727	—	3,526
Utilities	676	526	—	1,202
Short Term Investments	1,831	—	—	1,831
	23,981	15,383	—	39,364
Liabilities - Securities
Common Stocks	(10,127)	(4,697)	—	(14,824)
	(10,127)	(4,697)	—	(14,824)
Assets - Investments in Other Financial Instruments[1]
OTC Contracts for Difference	—	45	—	45
	—	45	—	45
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(487)	—	—	(487)
OTC Contracts for Difference	—	(35)	—	(35)
	(487)	(35)	—	(522)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	80,231	937,066	—	1,017,297
Preferred Stocks	50,045	—	—	50,045
Short Term Investments	18,083	—	—	18,083
	148,359	937,066	—	1,085,425
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(8)	—	(8)
	—	(8)	—	(8)
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,244,558	—	—	1,244,558
Short Term Investments	17,703	—	—	17,703
	1,262,261	—	—	1,262,261
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	11,896	67,653	11	79,560
Preferred Stocks	542	—	—	542
Rights	8	12	—	20
Short Term Investments	4,091	—	—	4,091
	16,537	67,665	11	84,213

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,113,892	—	—	1,113,892
Preferred Stocks	54	—	—	54
Rights	4	—	4	8
Other Equity Interests	—	2	—	2
Short Term Investments	7,333	—	—	7,333
	1,121,283	2	4	1,121,289
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,826,454	—	1,826,454
Corporate Bonds And Notes	—	982,550	—	982,550
Non-U.S. Government Agency Asset-Backed Securities	—	799,662	—	799,662
Senior Floating Rate Instruments	—	127,610	559	128,169
Common Stocks	6	—	—	6
Other Equity Interests	—	—	—	—
Short Term Investments	63,449	17,278	—	80,727
	63,455	3,753,554	559	3,817,568
Liabilities - Securities
Senior Floating Rate Instruments[2]	—	(2)	—	(2)
	—	(2)	—	(2)
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	562,449	—	562,449
Government And Agency Obligations	—	87,364	—	87,364
Common Stocks	—	—	—	—
Short Term Investments	38,581	—	—	38,581
	38,581	649,813	—	688,394
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	824,242	—	824,242
Government And Agency Obligations	—	511,336	—	511,336
Corporate Bonds And Notes	—	264,928	—	264,928
Senior Floating Rate Instruments	—	75,530	507	76,037
Short Term Investments	53,036	39,996	—	93,032
	53,036	1,716,032	507	1,769,575
Liabilities - Securities
Senior Floating Rate Instruments[2]	—	(1)	—	(1)
	—	(1)	—	(1)
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	89,347	—	89,347
	—	89,347	—	89,347
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(70,944)	—	(70,944)
	—	(70,944)	—	(70,944)
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	546,820	—	546,820
Corporate Bonds And Notes	—	463,758	—	463,758
Non-U.S. Government Agency Asset-Backed Securities	—	68,635	—	68,635
Senior Floating Rate Instruments	—	56,115	1,001	57,116
Common Stocks	—	—	—	—
Short Term Investments	91,395	—	—	91,395
	91,395	1,135,328	1,001	1,227,724
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	26	—	—	26
Centrally Cleared Interest Rate Swap Agreements	—	91	—	91
OTC Purchased Options	—	85	—	85
	26	176	—	202
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(57)	—	—	(57)
OTC Written Options	—	(551)	—	(551)
	(57)	(551)	—	(608)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First State Global Infrastructure Fund
Assets - Securities
Common Stocks
United States of America	512,331	—	—	512,331
Australia	—	76,803	—	76,803
France	—	58,305	—	58,305
United Kingdom	—	52,398	—	52,398
Japan	—	43,878	—	43,878
Canada	33,413	—	—	33,413
Hong Kong	—	32,291	—	32,291
Italy	—	24,455	—	24,455
Mexico	24,146	—	—	24,146
China	—	22,903	—	22,903
Switzerland	—	18,580	—	18,580
Spain	—	10,152	—	10,152
New Zealand	—	8,557	—	8,557
Short Term Investments	26,438	—	—	26,438
	596,328	348,322	—	944,650
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Government And Agency Obligations	—	422,863	—	422,863
Corporate Bonds And Notes	—	191	—	191
Common Stocks	—	—	—	—
Short Term Investments	74,757	109,776	—	184,533
	74,757	532,830	—	607,587
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	12,986	—	12,986
	—	12,986	—	12,986
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(9,686)	—	(9,686)
	—	(9,686)	—	(9,686)
JNL/Franklin Templeton Growth Allocation Fund
Assets - Securities
Common Stocks	544,750	208,846	—	753,596
Government And Agency Obligations	—	100,763	—	100,763
Corporate Bonds And Notes	—	94,245	—	94,245
Investment Companies	43,034	—	—	43,034
Equity Linked Structured Notes	—	21,369	—	21,369
Preferred Stocks	7,997	—	—	7,997
Non-U.S. Government Agency Asset-Backed Securities	—	2,353	—	2,353
Rights	6	—	—	6
Short Term Investments	50,767	—	—	50,767
	646,554	427,576	—	1,074,130
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	57	—	—	57
Open Forward Foreign Currency Contracts	—	—	—	—
	57	—	—	57
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(39)	—	—	(39)
Exchange Traded Written Options	(4)	—	—	(4)
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	(43)	(1)	—	(44)
JNL/Franklin Templeton Income Fund
Assets - Securities
Common Stocks	525,874	52,259	—	578,133
Corporate Bonds And Notes	—	528,713	—	528,713
Government And Agency Obligations	—	156,777	—	156,777
Equity Linked Structured Notes	—	154,256	—	154,256
Preferred Stocks	41,807	—	—	41,807
Other Equity Interests	—	—	1	1
Short Term Investments	86,978	—	—	86,978
	654,659	892,005	1	1,546,665
JNL/Franklin Templeton International Small Cap Fund
Assets - Securities
Common Stocks	67,819	352,225	—	420,044
Preferred Stocks	946	—	—	946
Warrants	60	—	—	60
Short Term Investments	26,471	—	—	26,471
	95,296	352,225	—	447,521
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs Competitive Advantage Fund
Assets - Securities
Common Stocks	2,138,603	—	—	2,138,603
Short Term Investments	58,268	751	—	59,019
	2,196,871	751	—	2,197,622
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	196	—	—	196
	196	—	—	196
JNL/Goldman Sachs Dividend Income & Growth Fund
Assets - Securities
Common Stocks	3,976,552	—	—	3,976,552
Short Term Investments	123,064	1,496	—	124,560
	4,099,616	1,496	—	4,101,112
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	355	—	—	355
	355	—	—	355
JNL/Goldman Sachs International 5 Fund
Assets - Securities
Common Stocks	3,707	50,336	—	54,043
Preferred Stocks	445	—	—	445
Investment Companies	60	—	—	60
Short Term Investments	1,469	55	—	1,524
	5,681	50,391	—	56,072
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(7)	—	—	(7)
	(7)	—	—	(7)
JNL/Goldman Sachs Intrinsic Value Fund
Assets - Securities
Common Stocks	1,799,336	—	—	1,799,336
Short Term Investments	8,158	423	—	8,581
	1,807,494	423	—	1,807,917
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	106	—	—	106
	106	—	—	106
JNL/Goldman Sachs Total Yield Fund
Assets - Securities
Common Stocks	1,555,391	—	—	1,555,391
Short Term Investments	67,642	561	—	68,203
	1,623,033	561	—	1,623,594
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	112	—	—	112
	112	—	—	112
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks
China	74,099	93,709	—	167,808
India	13,750	75,574	—	89,324
United States of America	49,522	—	—	49,522
Russian Federation	28,196	11,966	—	40,162
South Korea	—	33,366	—	33,366
Taiwan	—	32,742	—	32,742
Argentina	32,114	—	—	32,114
Singapore	20,006	9,213	—	29,219
Netherlands	—	19,891	—	19,891
Thailand	—	14,699	—	14,699
Hong Kong	—	13,013	—	13,013
Indonesia	—	12,193	—	12,193
Brazil	7,572	—	—	7,572
South Africa	—	3,236	—	3,236
Participatory Notes	—	60,623	—	60,623
Short Term Investments	4,781	—	—	4,781
	230,040	380,225	—	610,265
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(4)	—	(4)
	—	(4)	—	(4)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	257,031	—	—	257,031
Switzerland	—	122,677	—	122,677
Germany	—	84,704	—	84,704
United Kingdom	16,595	24,037	—	40,632
France	—	35,348	—	35,348
South Africa	—	23,777	—	23,777
Netherlands	—	23,521	—	23,521
South Korea	—	18,844	—	18,844
Japan	—	11,619	—	11,619
China	11,218	—	—	11,218
Mexico	5,815	—	—	5,815
Taiwan	—	1,576	—	1,576
Preferred Stocks	6,751	—	—	6,751
Short Term Investments	10,663	—	—	10,663
	308,073	346,103	—	654,176
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(31)	—	(31)
	—	(31)	—	(31)
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	167,149	—	—	167,149
Short Term Investments	2,464	—	—	2,464
	169,613	—	—	169,613
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	764,848	155,825	—	920,673
Short Term Investments	75,613	—	—	75,613
	840,461	155,825	—	996,286
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	40	—	40
	—	40	—	40
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(807)	—	(807)
	—	(807)	—	(807)
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,306,873	—	—	1,306,873
Japan	—	337,641	—	337,641
France	—	177,179	—	177,179
China	83,146	—	—	83,146
Germany	—	75,787	—	75,787
Netherlands	10,426	60,797	—	71,223
Sweden	—	67,637	—	67,637
India	27,251	38,963	—	66,214
Spain	—	31,160	—	31,160
United Kingdom	18,900	9,512	—	28,412
Brazil	14,070	—	—	14,070
Switzerland	—	6,219	—	6,219
Italy	—	5,175	—	5,175
Preferred Stocks	66	—	—	66
Short Term Investments	29,448	—	—	29,448
	1,490,180	810,070	—	2,300,250

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	422,688	—	—	422,688
Japan	—	90,749	—	90,749
Hong Kong	—	83,706	—	83,706
Germany	—	49,973	—	49,973
United Kingdom	—	29,814	—	29,814
Australia	—	29,663	—	29,663
Canada	28,994	—	—	28,994
China	—	24,261	—	24,261
Singapore	—	21,345	—	21,345
Sweden	—	15,112	—	15,112
Spain	—	11,345	—	11,345
Belgium	—	8,553	—	8,553
Philippines	29	8,197	—	8,226
Netherlands	—	7,490	—	7,490
France	—	7,057	—	7,057
Thailand	—	6,618	—	6,618
Luxembourg	—	5,413	—	5,413
Brazil	3,645	—	—	3,645
Mexico	2,758	—	—	2,758
South Africa	—	2,138	—	2,138
Indonesia	—	1,943	—	1,943
India	—	689	—	689
Malta	—	—	4	4
Short Term Investments	9,289	—	—	9,289
	467,403	404,066	4	871,473
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	259,605	663,117	—	922,722
Short Term Investments	28,175	—	—	28,175
	287,780	663,117	—	950,897
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,705,385	12,531	—	1,717,916
Short Term Investments	42,265	—	—	42,265
	1,747,650	12,531	—	1,760,181

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	293,395	97	—	293,492
United Kingdom	1,949	47,942	—	49,891
Japan	—	46,433	—	46,433
China	16,374	29,502	—	45,876
France	—	30,776	—	30,776
Switzerland	6,297	24,418	—	30,715
Germany	—	26,249	—	26,249
Netherlands	2,601	15,437	—	18,038
South Korea	—	15,531	—	15,531
Hong Kong	—	14,787	—	14,787
Taiwan	5,390	8,991	—	14,381
Australia	22	12,249	—	12,271
India	3,406	8,249	—	11,655
Sweden	—	9,736	—	9,736
Denmark	—	9,213	—	9,213
Canada	8,326	—	—	8,326
Spain	—	6,841	—	6,841
Russian Federation	—	4,995	—	4,995
South Africa	—	3,918	—	3,918
Italy	23	3,440	—	3,463
Indonesia	—	3,447	—	3,447
Finland	—	3,263	—	3,263
Brazil	2,966	—	—	2,966
Belgium	—	2,964	—	2,964
Mexico	2,573	—	—	2,573
Thailand	—	2,145	—	2,145
Singapore	469	1,642	—	2,111
Austria	—	1,897	—	1,897
Ireland	851	907	—	1,758
Poland	—	1,441	—	1,441
Peru	1,280	—	—	1,280
Norway	—	843	—	843
Macau	—	639	—	639
Turkey	—	609	—	609
Hungary	—	572	—	572
Israel	—	534	—	534
New Zealand	—	472	—	472
Portugal	—	264	—	264
Luxembourg	—	133	—	133
Cambodia	—	30	—	30
Corporate Bonds And Notes	—	366,217	—	366,217
Government And Agency Obligations	—	135,984	—	135,984
Non-U.S. Government Agency Asset-Backed Securities	—	4,740	—	4,740
Preferred Stocks	3,238	—	—	3,238
Rights	16	—	—	16
Senior Floating Rate Instruments	—	5	1	6
Short Term Investments	68,172	42,284	—	110,456
	417,348	889,836	1	1,307,185
Liabilities - Securities
Common Stocks	(4,731)	—	—	(4,731)
	(4,731)	—	—	(4,731)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5,244	—	—	5,244
Exchange Traded Purchased Options	5,293	—	—	5,293
Open Forward Foreign Currency Contracts	—	840	—	840
	10,537	840	—	11,377
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,574)	—	—	(1,574)
Exchange Traded Written Options	(22)	—	—	(22)
Open Forward Foreign Currency Contracts	—	(1,294)	—	(1,294)
	(1,596)	(1,294)	—	(2,890)
JNL/JPMorgan Growth & Income Fund
Assets - Securities
Common Stocks	867,856	—	1,735	869,591
Other Equity Interests	—	13	—	13
Short Term Investments	69,674	—	—	69,674
	937,530	13	1,735	939,278

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	426,531	—	—	426,531
Rights	4	—	—	4
Short Term Investments	11,227	—	—	11,227
	437,762	—	—	437,762
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	37	—	—	37
Exchange Traded Purchased Options	15,726	—	—	15,726
	15,763	—	—	15,763
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(15,299)	—	—	(15,299)
	(15,299)	—	—	(15,299)
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	2,638,529	—	—	2,638,529
Short Term Investments	28,013	—	—	28,013
	2,666,542	—	—	2,666,542
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,830,426	—	1,830,426
Corporate Bonds And Notes	—	154,916	—	154,916
Non-U.S. Government Agency Asset-Backed Securities	—	116,963	—	116,963
Short Term Investments	145,374	—	—	145,374
	145,374	2,102,305	—	2,247,679
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	550,258	157,797	—	708,055
Short Term Investments	1,674	—	—	1,674
	551,932	157,797	—	709,729
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	71,169	—	71,169
Non-U.S. Government Agency Asset-Backed Securities	—	47,476	—	47,476
Government And Agency Obligations	—	4,481	—	4,481
Senior Floating Rate Instruments	—	2,273	97	2,370
Short Term Investments	52	9,016	—	9,068
	52	134,415	97	134,564
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6	—	—	6
	6	—	—	6
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(14)	—	—	(14)
	(14)	—	—	(14)
JNL/Mellon Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	920,737	—	920,737
Corporate Bonds And Notes	—	361,572	—	361,572
Non-U.S. Government Agency Asset-Backed Securities	—	22,568	—	22,568
Short Term Investments	99,745	—	—	99,745
	99,745	1,304,877	—	1,404,622
Liabilities - Securities
Government And Agency Obligations	—	(3,185)	—	(3,185)
	—	(3,185)	—	(3,185)
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	180,734	—	—	180,734
Rights	4	—	—	4
Short Term Investments	2,192	117	—	2,309
	182,930	117	—	183,047
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(8)	—	—	(8)
	(8)	—	—	(8)
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,275,307	—	—	1,275,307
Rights	—	—	3	3
Short Term Investments	22,230	350	—	22,580
	1,297,537	350	3	1,297,890
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	49	—	—	49
	49	—	—	49

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	211,339	—	—	211,339
Short Term Investments	1,522	195	—	1,717
	212,861	195	—	213,056
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1)	—	—	(1)
	(1)	—	—	(1)
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,010,327	—	—	1,010,327
Short Term Investments	5,935	614	—	6,549
	1,016,262	614	—	1,016,876
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	16	—	—	16
	16	—	—	16
JNL/Mellon Emerging Markets Index Fund
Assets - Securities
Common Stocks	176,020	735,365	425	911,810
Preferred Stocks	21,419	—	—	21,419
Warrants	4	—	—	4
Rights	—	2	—	2
Short Term Investments	22,773	1,100	—	23,873
	220,216	736,467	425	957,108
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	809,126	—	—	809,126
Short Term Investments	8,229	379	—	8,608
	817,355	379	—	817,734
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(64)	—	—	(64)
	(64)	—	—	(64)
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	949,773	—	—	949,773
Rights	—	—	—	—
Short Term Investments	11,377	762	—	12,139
	961,150	762	—	961,912
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(47)	—	—	(47)
	(47)	—	—	(47)
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,323,964	—	—	3,323,964
Rights	—	—	56	56
Short Term Investments	61,434	1,646	—	63,080
	3,385,398	1,646	56	3,387,100
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	462	—	—	462
	462	—	—	462
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	66,201	—	—	66,201
Short Term Investments	1,337	93	—	1,430
	67,538	93	—	67,631
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6	—	—	6
	6	—	—	6
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	4,036,465	—	—	4,036,465
Short Term Investments	36,991	1,997	—	38,988
	4,073,456	1,997	—	4,075,453
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	378	—	—	378
	378	—	—	378

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon International Index Fund
Assets - Securities
Common Stocks	35,618	1,449,718	—	1,485,336
Preferred Stocks	10,094	—	—	10,094
Rights	183	45	—	228
Short Term Investments	70,205	893	—	71,098
	116,100	1,450,656	—	1,566,756
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	37	—	—	37
Open Forward Foreign Currency Contracts	—	63	—	63
	37	63	—	100
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(113)	—	—	(113)
Open Forward Foreign Currency Contracts	—	(137)	—	(137)
	(113)	(137)	—	(250)
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	27,725	—	—	27,725
Investment Companies	26	—	—	26
Short Term Investments	585	15	—	600
	28,336	15	—	28,351
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2	—	—	2
	2	—	—	2
JNL/Mellon MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	86,240	—	—	86,240
Investment Companies	470	—	—	470
Short Term Investments	835	44	—	879
	87,545	44	—	87,589
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7	—	—	7
	7	—	—	7
JNL/Mellon MSCI World Index Fund
Assets - Securities
Common Stocks	218,959	96,525	—	315,484
Preferred Stocks	678	—	—	678
Rights	13	3	—	16
Short Term Investments	5,728	325	—	6,053
	225,378	96,853	—	322,231
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	36	—	—	36
Open Forward Foreign Currency Contracts	—	8	—	8
	36	8	—	44
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(15)	—	—	(15)
Open Forward Foreign Currency Contracts	—	(14)	—	(14)
	(15)	(14)	—	(29)
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	4,424,755	—	—	4,424,755
Rights	89	—	—	89
Short Term Investments	34,415	3,164	—	37,579
	4,459,259	3,164	—	4,462,423
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,042	—	—	1,042
	1,042	—	—	1,042
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	105,830	—	—	105,830
Investment Companies	29	—	—	29
Short Term Investments	1,304	96	—	1,400
	107,163	96	—	107,259
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11)	—	—	(11)
	(11)	—	—	(11)
JNL/Mellon S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	2,823,332	—	—	2,823,332
Short Term Investments	51,205	1,843	—	53,048
	2,874,537	1,843	—	2,876,380

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 400 MidCap Index Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	30	—	—	30
	30	—	—	30
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	8,838,069	—	—	8,838,069
Rights	22	—	—	22
Short Term Investments	305,991	8,987	—	314,978
	9,144,082	8,987	—	9,153,069
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,803	—	—	1,803
	1,803	—	—	1,803
JNL/Mellon Small Cap Index Fund
Assets - Securities
Common Stocks	2,061,401	—	—	2,061,401
Investment Companies	7,662	—	—	7,662
Short Term Investments	101,156	1,003	—	102,159
	2,170,219	1,003	—	2,171,222
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	427	—	—	427
	427	—	—	427
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	304,670	—	—	304,670
Short Term Investments	3,667	283	—	3,950
	308,337	283	—	308,620
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(65)	—	—	(65)
	(65)	—	—	(65)
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,375,444	4,227	—	1,379,671
Short Term Investments	21,881	—	—	21,881
	1,397,325	4,227	—	1,401,552
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	765,148	—	—	765,148
Short Term Investments	18,277	523	—	18,800
	783,425	523	—	783,948
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	25	—	—	25
	25	—	—	25
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Corporate Bonds And Notes	—	460,537	—	460,537
Government And Agency Obligations	—	349,451	—	349,451
Non-U.S. Government Agency Asset-Backed Securities	—	72,925	—	72,925
Senior Floating Rate Instruments	—	44,274	663	44,937
Short Term Investments	8,480	14,138	—	22,618
	8,480	941,325	663	950,468
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1,105	—	1,105
	—	1,105	—	1,105
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(831)	—	—	(831)
Open Forward Foreign Currency Contracts	—	(878)	—	(878)
	(831)	(878)	—	(1,709)
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	810,476	—	810,476
Corporate Bonds And Notes	—	584,941	—	584,941
Non-U.S. Government Agency Asset-Backed Securities	—	535,320	—	535,320
Senior Floating Rate Instruments	—	81,765	1,135	82,900
Warrants	—	1,356	—	1,356
Common Stocks	827	9	—	836
Short Term Investments	9,736	97,274	—	107,010
	10,563	2,111,141	1,135	2,122,839

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,306	—	—	1,306
Centrally Cleared Interest Rate Swap Agreements	—	3,736	—	3,736
Centrally Cleared Credit Default Swap Agreements	—	1,117	—	1,117
OTC Purchased Options	—	133	—	133
Open Forward Foreign Currency Contracts	—	3,521	—	3,521
OTC Interest Rate Swap Agreements	—	169	—	169
OTC Credit Default Swap Agreements	—	2,083	—	2,083
	1,306	10,759	—	12,065
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(9)	—	—	(9)
Centrally Cleared Interest Rate Swap Agreements	—	(35,191)	—	(35,191)
Centrally Cleared Credit Default Swap Agreements	—	(951)	—	(951)
OTC Written Options	—	(440)	—	(440)
Open Forward Foreign Currency Contracts	—	(7,172)	—	(7,172)
OTC Credit Default Swap Agreements	—	(198)	—	(198)
	(9)	(43,952)	—	(43,961)
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,696,412	—	1,696,412
Non-U.S. Government Agency Asset-Backed Securities	—	151,764	—	151,764
Corporate Bonds And Notes	—	76,871	—	76,871
Preferred Stocks	649	—	—	649
Short Term Investments	103	21,218	—	21,321
	752	1,946,265	—	1,947,017
Liabilities - Securities
Government And Agency Obligations	—	(1,456)	—	(1,456)
	—	(1,456)	—	(1,456)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,054	—	—	1,054
Centrally Cleared Interest Rate Swap Agreements	—	6,616	—	6,616
Centrally Cleared Credit Default Swap Agreements	—	404	—	404
Exchange Traded Purchased Options	1	—	—	1
Open Forward Foreign Currency Contracts	—	2,512	—	2,512
	1,055	9,532	—	10,587
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,048)	—	—	(2,048)
Centrally Cleared Interest Rate Swap Agreements	—	(3,369)	—	(3,369)
Centrally Cleared Credit Default Swap Agreements	—	(1,084)	—	(1,084)
Exchange Traded Futures Options	(1)	—	—	(1)
OTC Written Options	—	(313)	—	(313)
Open Forward Foreign Currency Contracts	—	(1,335)	—	(1,335)
	(2,049)	(6,101)	—	(8,150)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments	—	1,008,212	29,301	1,037,513
Non-U.S. Government Agency Asset-Backed Securities	—	13,310	—	13,310
Corporate Bonds And Notes	—	11,010	—	11,010
Investment Companies	10,177	—	—	10,177
Common Stocks	164	—	1,013	1,177
Warrants	—	317	1	318
Other Equity Interests	—	—	—	—
Short Term Investments	26,143	—	—	26,143
	36,484	1,032,849	30,315	1,099,648
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,639,011	9,045	1,648,056
Senior Floating Rate Instruments[2]	—	64,248	—	64,248
Investment Companies	21,718	—	—	21,718
Non-U.S. Government Agency Asset-Backed Securities	—	9,876	—	9,876
Common Stocks	2,391	—	—	2,391
Warrants	—	934	—	934
Other Equity Interests	—	—	—	—
Short Term Investments	84,196	—	—	84,196
	108,305	1,714,069	9,045	1,831,419
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(74)	—	—	(74)
	(74)	—	—	(74)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	356,125	—	—	356,125
Short Term Investments	1,782	—	—	1,782
	357,907	—	—	357,907
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	814,064	6,243	820,307
Government And Agency Obligations	—	624,676	—	624,676
Non-U.S. Government Agency Asset-Backed Securities	—	136,000	—	136,000
Senior Floating Rate Instruments	—	25,512	2,976	28,488
Short Term Investments	165,393	—	—	165,393
	165,393	1,600,252	9,219	1,774,864
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,294	—	—	1,294
	1,294	—	—	1,294
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(556)	—	—	(556)
Centrally Cleared Credit Default Swap Agreements	—	(190)	—	(190)
	(556)	(190)	—	(746)
JNL/RAFI Fundamental Asia Developed Fund
Assets - Securities
Common Stocks	221	166,114	—	166,335
Investment Companies	3,274	—	—	3,274
Short Term Investments	4,945	206	—	5,151
	8,440	166,320	—	174,760
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5	—	—	5
Open Forward Foreign Currency Contracts	—	—	—	—
	5	—	—	5
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(90)	—	—	(90)
Open Forward Foreign Currency Contracts	—	(22)	—	(22)
	(90)	(22)	—	(112)
JNL/RAFI Fundamental Europe Fund
Assets - Securities
Common Stocks	4,529	230,580	3	235,112
Preferred Stocks	3,687	—	—	3,687
Rights	121	17	—	138
Short Term Investments	4,137	153	—	4,290
	12,474	230,750	3	243,227
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	8	—	—	8
Open Forward Foreign Currency Contracts	—	3	—	3
	8	3	—	11
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
Open Forward Foreign Currency Contracts	—	(17)	—	(17)
	(3)	(17)	—	(20)
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	327,583	—	—	327,583
Short Term Investments	7,138	175	—	7,313
	334,721	175	—	334,896
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	15	—	—	15
	15	—	—	15
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,279,252	—	—	2,279,252
Rights	5	—	—	5
Short Term Investments	16,372	1,007	—	17,379
	2,295,629	1,007	—	2,296,636
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	187	—	—	187
	187	—	—	187

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	204,276	78,636	—	282,912
Corporate Bonds And Notes	—	72,098	—	72,098
Government And Agency Obligations	—	52,862	—	52,862
Non-U.S. Government Agency Asset-Backed Securities	—	12,997	200	13,197
Preferred Stocks	718	—	—	718
Senior Floating Rate Instruments	—	178	—	178
Rights	—	—	—	—
Short Term Investments	20,274	790	—	21,064
	225,268	217,561	200	443,029
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	23	—	—	23
	23	—	—	23
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	10,214,895	196,895	4,195	10,415,985
Preferred Stocks	—	—	17,538	17,538
Short Term Investments	203,680	—	—	203,680
	10,418,575	196,895	21,733	10,637,203
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,474,672	—	—	5,474,672
Preferred Stocks	—	—	—	—
Short Term Investments	149,053	—	—	149,053
	5,623,725	—	—	5,623,725
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	847,405	—	847,405
Non-U.S. Government Agency Asset-Backed Securities	—	431,480	4,255	435,735
Government And Agency Obligations	—	289,929	—	289,929
Short Term Investments	76,421	9,028	—	85,449
	76,421	1,577,842	4,255	1,658,518
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	38	—	—	38
	38	—	—	38
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(315)	—	—	(315)
	(315)	—	—	(315)
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	473,341	—	473,341
Investment Companies	19,673	—	—	19,673
Senior Floating Rate Instruments	—	6,349	462	6,811
Preferred Stocks	5,243	—	—	5,243
Warrants	—	—	4	4
Common Stocks	—	—	2	2
Short Term Investments	43,971	—	—	43,971
	68,887	479,690	468	549,045
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	3,746,429	—	—	3,746,429
Preferred Stocks	28,841	—	—	28,841
Corporate Bonds And Notes	—	3,165	—	3,165
Short Term Investments	31,904	—	—	31,904
	3,807,174	3,165	—	3,810,339
JNL/Vanguard Growth ETF Allocation Fund
Assets - Securities
Investment Companies	502,677	—	—	502,677
Short Term Investments	77,808	—	—	77,808
	580,485	—	—	580,485
JNL/Vanguard Moderate ETF Allocation Fund
Assets - Securities
Investment Companies	362,223	—	—	362,223
Short Term Investments	59,171	—	—	59,171
	421,394	—	—	421,394
JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets - Securities
Investment Companies	460,212	—	—	460,212
Short Term Investments	86,349	—	—	86,349
	546,561	—	—	546,561

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	43,183	—	379	43,562
Other Equity Interests	—	—	9,757	9,757
Senior Floating Rate Instruments	—	9,729	—	9,729
Investment Companies	7,560	—	—	7,560
Preferred Stocks	4,024	—	—	4,024
Corporate Bonds And Notes	—	2,802	1,165	3,967
Warrants	1,657	—	8	1,665
Rights	641	—	384	1,025
Short Term Investments	32,249	—	—	32,249
	89,314	12,531	11,693	113,538
Liabilities - Securities
Common Stocks	(1,405)	—	—	(1,405)
Government And Agency Obligations	—	(255)	—	(255)
	(1,405)	(255)	—	(1,660)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	1,939	—	—	1,939
OTC Purchased Options	—	22	—	22
Open Forward Foreign Currency Contracts	—	552	—	552
OTC Total Return Swap Agreements	—	13,586	—	13,586
	1,939	14,160	—	16,099
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(2,961)	—	—	(2,961)
OTC Written Options	—	(338)	—	(338)
Open Forward Foreign Currency Contracts	—	(315)	—	(315)
OTC Total Return Swap Agreements	—	(15,321)	—	(15,321)
	(2,961)	(15,974)	—	(18,935)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,026,695	311,478	—	5,338,173
Government And Agency Obligations	—	1,314,829	—	1,314,829
Corporate Bonds And Notes	—	1,108,776	—	1,108,776
Non-U.S. Government Agency Asset-Backed Securities	—	275,355	—	275,355
Short Term Investments	504,332	—	—	504,332
	5,531,027	3,010,438	—	8,541,465
Liabilities - Securities
Government And Agency Obligations	—	(1,182)	—	(1,182)
	—	(1,182)	—	(1,182)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(103)	—	—	(103)
	(103)	—	—	(103)
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,789,481	—	1,789,481
Repurchase Agreements	—	228,100	—	228,100
	—	2,017,581	—	2,017,581
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,277,849	—	—	1,277,849
Short Term Investments	29,938	—	—	29,938
	1,307,787	—	—	1,307,787
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(14)	—	(14)
	—	(14)	—	(14)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments table following the Schedule of Investments.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table is a rollforward of individually significant securities by issuer Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2020:

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL Multi-Manager Alternative Fund
Other Equity Interests	8,643	—	—	182	3,401	—	12,226[3]	182
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	—	6,701[4]	(6,701)[4]	—	—	—	—	—
JNL/Mellon Dow Index Fund
Common Stocks	—	11,439[5]	(11,439)[5]	—	—	—	—	—
JNL/Mellon Materials Sector Fund
Common Stocks	—	181[6]	(181)[6]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	13,348	—	—	(3,591)	—	—	9,757[7]	(3,591)
Senior Floating Rate Instruments	4,990	—	—	(2,555)	—	—	2,435[8]	(2,555)
Common Stocks	—	5,532[9]	(5,532)[9]	—	—	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at June 30, 2020.

2  There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2020 except for those noted.

3  The fair value measurement of certain other equity interests held in JNL Multi-Manager Alternative Fund were determined based on multiple broker quotes. The other equity interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at June 30, 2020.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	21.45 – 21.55 (21.50)

4  During the period, the valuation of certain common stocks held in JNL/Franklin Templeton International Small Cap Growth Fund were transferred from a Level 3 valuation to a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

5  During the period, the valuation of certain common stocks held in JNL/Mellon Dow Index Fund were transferred from a Level 3 valuation to a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

6  During the period, the valuation of certain common stocks held in JNL/Mellon Materials Sector Fund were transferred from a Level 3 valuation to a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

7  The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. The other equity interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at June 30, 2020.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	21.45 – 21.55 (21.50)

8 The fair value measurement of certain senior floating rate instruments held in JNL/Westchester Capital Even Driven Fund were determined based on the last available market price used to value the investment. The senior floating rate instrument’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the senior floating rate instrument’s fair value measurements at June 30, 2020.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Vendor Evaluation	Depth Score	3 (3)
Vendor Evaluation	30-Day Average Liquidity Score	4.23 (4.23)

9  During the period, the valuation of certain common stocks held in JNL/Westchester Capital Event Driven Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates

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negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Mellon S&P 500 Index Fund and JNL/Mellon S&P 400 MidCap Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of these Funds' net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities

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with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2020, were as follows: JNL Multi-Manager Alternative Fund, $4,451 and 1.62%, respectively, for 87 days outstanding. JNL/PIMCO Income Fund, $2,283 and 0.70%, respectively, for 1 day outstanding. JNL/PIMCO Real Return Fund, $35,583 and 2.04%, respectively, for 34 days outstanding.

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands) and the weighted average interest rate for Treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2020, were as follows: JNL/PIMCO Income Fund, $3,347 and 1.19%, respectively, for 73 days outstanding; and JNL/PIMCO Real Return Fund, $615,957 and 0.56%, respectively, for 180 days outstanding. At June 30, 2020, JNL/PIMCO Real Return Fund had $12 of deferred income (in thousands) included in Payable for Treasury roll transactions on the Statements of Assets and Liabilities.

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The following table details Treasury roll transactions outstanding accounted for as secured borrowings as of June 30, 2020:

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Real Return Fund
	U.S. Treasury Obligations	BOA	0.20	07/01/2020	1,139
	U.S. Treasury Obligations	GSC	0.24	07/01/2020	117,208
	U.S. Treasury Obligations	GSC	0.25	07/07/2020	356,555
	U.S. Treasury Obligations	GSC	0.23 – 0.24	07/02/2020	649,203
					1,124 105

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Credit Linked Structured Notes. A Fund may use credit linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Commodity-Linked Structured Notes. A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Equity-Linked Structured Notes. Certain Funds may invest in equity-linked notes. Equity-linked notes are financial instruments that combine debt and equity characteristics. These notes typically pay interest that is linked to the performance of the underlying equity. Equity-linked notes may be more volatile and less liquid than the underlying equity. In addition to fluctuating price movements in the underlying equity, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

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Participation Note Securities. Certain Funds may invest in Participation Notes (“P-Notes”). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a Fund to gain exposure to common stocks in markets where direct investment by the Fund may not be allowed or efficient. A Fund may tender a P-Note for cash payment in an amount that reflects the current market value of the underlying equity investments or market, reduced by program fees.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties and payable for deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as

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determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are classified as illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically classified as illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that the Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a Fund will generally pay the seller of protection a

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

A Fund may use credit default swap agreements on asset-backed securities. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2020. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2020. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2020.

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure and to manage duration at the cross-sector level. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
		Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
	Purchased options, at value	—	—	22	245	126	393
	Forward foreign currency contracts	—	—	—	2,651	—	2,651
[8]	Variation margin on futures/futures options contracts	—	—	—	44	206	250
[8]	Variation margin on swap agreements	—	97	—	—	233	330
	OTC swap agreements	—	—	6,745	—	693	7,438
	OTC swap premiums paid	—	—	—	—	2	2
Total derivative instruments assets		—	97	6,767	2,940	1,260	11,064
Derivative instruments liabilities:
	Written options, at value	—	13	237	734	450	1,434
	Forward foreign currency contracts	—	—	—	4,083	—	4,083
[8]	Variation margin on futures/futures options contracts	—	—	—	114	312	426
[8]	Variation margin on swap agreements	—	—	—	—	14	14
	OTC swap agreements	—	—	4,591	—	—	4,591

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
OTC swap premiums received	—	—	—	—	2	2
Total derivative instruments liabilities	—	13	4,828	4,931	778	10,550
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Purchased option contracts	—	39	(41)	(921)	(899)	(1,822)
Written option contracts	—	70	201	985	5,145	6,401
Forward foreign currency contracts	—	—	—	(474)	—	(474)
Futures/futures options contracts	—	—	—	(204)	13,073	12,869
Swap agreements	—	564	1,441	—	(9,825)	(7,820)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(30)	(10)	52	12
Written options	—	2	(145)	(221)	(223)	(587)
Forward foreign currency contracts	—	—	—	(825)	—	(825)
Futures/futures options contracts	—	—	—	(343)	1,021	678
Swap agreements	—	490	3,434	—	(13,288)	(9,364)

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	66	(66)	—	—	—	—
BOA	755	(680)	—	75	—	—
CGM	44	(37)	—	7	—	—
CIT	777	(777)	—	—	—	—
GSC	6,085	(4,731)	—	1,354	—	—
HSB	93	(64)	—	29	—	—
JPM	1,999	(1,461)	—	538	—	—
MBL	10	(10)	—	—	—	—
MSC	495	(301)	(62)	132	—	62
Derivatives eligible for offset	10,324	(8,127)	(62)	2,135
Derivatives not eligible for offset	740				1,290	—
	11,064
Derivative Liabilities by Counterparty*
BNP	429	(66)	—	363	—	—
BOA	680	(680)	—	—	440	—
CGM	37	(37)	—	—	—	—
CIT	1,577	(777)	(800)	—	1,050	—
GSC	4,731	(4,731)	—	—	12,840	—
HSB	64	(64)	—	—	820	—
JPM	1,461	(1,461)	—	—	3,800	—
MBL	72	(10)	(62)	—	390	—
MLP	3	—	(3)	—	1,260	—
MSC	301	(301)	—	—	3,010	—
SSB	2	—	—	2	—	—
Derivatives eligible for offset	9,357	(8,127)	(865)	365
Derivatives not eligible for offset	1,193				6,584	5,738
	10,550

JNL Multi-Manager Alternative Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	2,290	778,041	193,552	286,862	—	31,341	64,583	92,279

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/AQR Managed Futures Strategy Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in the U.S. dollar cash balances, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in interest rates and securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AQR Managed Futures Strategy Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,077	—	1,077
[8] Variation margin on futures/futures options contracts	127	—	120	54	70	371
OTC swap agreements	14	—	—	—	—	14
Total derivative instruments assets	141	—	120	1,131	70	1,462
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	2,467	—	2,467
[8] Variation margin on futures/futures options contracts	302	—	25	44	60	431
OTC swap agreements	13	—	49	—	—	62
Total derivative instruments liabilities	315	—	74	2,511	60	2,960
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	456	—	456
Futures/futures options contracts	3,650	—	(4,294)	(2,748)	3,944	552
Swap agreements	(185)	—	(406)	—	—	(591)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(1,110)	—	(1,110)
Futures/futures options contracts	(366)	—	(161)	(29)	754	198
Swap agreements	43	—	(447)	—	—	(404)

JNL/AQR Managed Futures Strategy Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CGM	13	(12)	—	1	—	—
CIT	1,077	(1,077)	—	—	—	—
MLP	1	(1)	—	—	—	—
Derivatives eligible for offset	1,091	(1,090)	—	1
Derivatives not eligible for offset	371				—	—
	1,462
Derivative Liabilities by Counterparty*
CGM	12	(12)	—	—	—	—
CIT	2,467	(1,077)	(1,390)	—	4,645	—
MLP	50	(1)	(49)	—	860	—
Derivatives eligible for offset	2,529	(1,090)	(1,439)	—
Derivatives not eligible for offset	431				5,628	—
	2,960

JNL/AQR Managed Futures Strategy Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	466,515	371,060	—	—	—	8,454

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, interest rate swap valuations, credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as s substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swaps to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to invest in swap positions on dividend futures to obtain exposure to dividend payments. The fund entered into contract for differences as a substitute for investment in physical securities, to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Purchased options, at value	—	—	32,686	937	4,912	38,535
Forward foreign currency contracts	—	—	—	4,095	—	4,095
[8] Variation margin on futures/futures options contracts	—	—	77	—	180	257
[8] Variation margin on swap agreements	—	134	—	—	92	226
OTC swap agreements	—	—	3,864	—	—	3,864
Total derivative instruments assets	—	134	36,627	5,032	5,184	46,977
Derivative instruments liabilities:
Written options, at value	—	—	25,710	994	5,861	32,565
Forward foreign currency contracts	—	—	—	4,819	—	4,819
[8] Variation margin on futures/futures options contracts	—	—	1,456	—	580	2,036
[8] Variation margin on swap agreements	—	203	—	—	20	223
OTC swap agreements	—	—	258	—	—	258
Total derivative instruments liabilities	—	203	27,424	5,813	6,461	39,901
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Purchased option contracts	5,591	(68)	(3,943)	(3,791)	(2,980)	(5,191)
Written option contracts	427	(52)	4,372	2,525	1,991	9,263
Forward foreign currency contracts	—	—	—	(16,836)	—	(16,836)
Futures/futures options contracts	—	—	22,054	—	24,998	47,052
Swap agreements	—	(244)	(1,936)	—	(931)	(3,111)
Net change in unrealized appreciation (depreciation) on:
Purchased options	131	—	7,322	(349)	2,476	9,580
Written options	(263)	—	(3,642)	232	(1,334)	(5,007)
Forward foreign currency contracts	—	—	—	(6,333)	—	(6,333)
Futures/futures options contracts	—	—	(1,041)	—	2,082	1,041
Swap agreements	—	1,743	3,521	—	(5,890)	(626)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	308	(308)	—	—	—	—
BNP	1,307	(1,031)	(276)	—	381	—
BOA	1,983	(1,817)	(154)	12	—	154
CIT	1,943	(377)	(530)	1,036	530	—
CSI	483	(483)	—	—	—	—
DUB	361	(253)	—	108	—	—
GSC	5,253	(2,207)	(3,046)	—	3,630	—
HSB	29	(29)	—	—	—	35
JPM	3,109	(3,109)	—	—	561	—
MSC	4,362	(4,257)	(105)	—	590	—
NSI	310	(155)	(150)	5	150	—
SGB	2,200	(847)	(1,320)	33	1,320	—
UBS	70	(70)	—	—	—	—
Derivatives eligible for offset	21,718	(14,943)	(5,581)	1,194
Derivatives not eligible for offset	25,259				—	—
	46,977
Derivative Liabilities by Counterparty*
BCL	2,124	(308)	(1,426)	390	—	1,426
BNP	1,031	(1,031)	—	—	—	—
BOA	1,817	(1,817)	—	—	—	—
CIT	377	(377)	—	—	—	—
CSI	537	(483)	(1)	53	—	1
DUB	253	(253)	—	—	—	122
GSC	2,207	(2,207)	—	—	—	—
HSB	160	(29)	—	131	—	—
JPM	3,372	(3,109)	—	263	—	—
MSC	4,257	(4,257)	—	—	—	—
NSI	155	(155)	—	—	—	—
SGB	847	(847)	—	—	—	—
UBS	426	(70)	(356)	—	—	92,161
Derivatives eligible for offset	17,563	(14,943)	(1,783)	837
Derivatives not eligible for offset	22,338				28,808	—
	39,901

JNL/BlackRock Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	40,581	814,143	814,083	361,495	—	147,928	12,520	6,631

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/Boston Partners Global Long Short Equity Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Boston Partners Global Long Short Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
OTC swap agreements	—	—	45	—	—	45
Total derivative instruments assets	—	—	45	—	—	45
Derivative instruments liabilities:
Written options, at value	—	—	487	—	—	487
OTC swap agreements	—	—	35	—	—	35
Total derivative instruments liabilities	—	—	522	—	—	522
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Written option contracts	—	—	(172)	—	—	(172)
Forward foreign currency contracts	—	—	—	(64)	—	(64)
Swap agreements	—	—	3,712	—	—	3,712
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	788	—	—	788
Swap agreements	—	—	357	—	—	357

JNL/Boston Partners Global Long Short Equity Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	41	(35)	—	6	—	—
MSC	4	—	—	4	—	—
Derivatives eligible for offset	45	(35)	—	10
Derivatives not eligible for offset	—				—	—
	45
Derivative Liabilities by Counterparty*
GSC	35	(35)	—	—	—	—
MSC	—	—	—	—	60	—
Derivatives eligible for offset	35	(35)	—	—
Derivatives not eligible for offset	487				—	—
	522

JNL/Boston Partners Global Long Short Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	1,696	—	2,810	—	—	—	—	20,243

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/Fidelity Institutional Asset Management Total Bond Fund Derivative Strategies – The Fund entered into options as a directional investment, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates, securities prices, inflation and interest rate swap valuations. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure.

JNL/Fidelity Institutional Asset Management Total Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Purchased options, at value	—	—	—	—	85	85
[8] Variation margin on futures/futures options contracts	—	—	—	—	17	17
Total derivative instruments assets	—	—	—	—	102	102
Derivative instruments liabilities:
Written options, at value	—	—	—	—	551	551
[8] Variation margin on futures/futures options contracts	—	—	—	—	17	17
[8] Variation margin on swap agreements	—	—	—	—	20	20
Total derivative instruments liabilities	—	—	—	—	588	588
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	560	560
Written option contracts	—	—	(26)	—	(93)	(119)
Futures/futures options contracts	—	—	—	—	(379)	(379)
Swap agreements	—	—	—	—	(243)	(243)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	93	93
Written options	—	—	—	—	(99)	(99)
Futures/futures options contracts	—	—	—	—	(28)	(28)
Swap agreements	—	—	—	—	67	67

JNL/Fidelity Institutional Asset Management Total Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	85	—	—	85	—	—
Derivatives eligible for offset	85	—	—	85
Derivatives not eligible for offset	17				—	—
	102
Derivative Liabilities by Counterparty*
BOA	551	—	(463)	88	—	463
Derivatives eligible for offset	551	—	(463)	88
Derivatives not eligible for offset	37				—	986
	588

JNL/Fidelity Institutional Asset Management Total Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1,631	30,342	—	9,352	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/Franklin Templeton Global Multisector Bond Fund Derivative Strategies - The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure.

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	12,986	—	12,986
Total derivative instruments assets	—	—	—	12,986	—	12,986
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	9,686	—	9,686
Total derivative instruments liabilities	—	—	—	9,686	—	9,686
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	8,571	—	8,571
Swap agreements	—	5	—	—	(62,631)	(62,626)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	24,672	—	24,672
Swap agreements	—	—	—	—	18,158	18,158

JNL/Franklin Templeton Global Multisector Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	1	(1)	—	—	—	—
CIT	4,971	(3,230)	(1,741)	—	2,040	—
DUB	272	(272)	—	—	—	—
GSC	570	—	(450)	120	450	—
HSB	3,313	(2,599)	(714)	—	—	1,422
JPM	2,945	(2,873)	(72)	—	—	819
UBS	914	(43)	(852)	19	—	852
Derivatives eligible for offset	12,986	(9,018)	(3,829)	139
Derivatives not eligible for offset	—				—	—
	12,986
Derivative Liabilities by Counterparty*
BOA	38	(1)	—	37	—	—
CIT	3,230	(3,230)	—	—	—	—
DUB	903	(272)	(490)	141	490	—
HSB	2,599	(2,599)	—	—	—	—
JPM	2,873	(2,873)	—	—	—	—
UBS	43	(43)	—	—	—	—
Derivatives eligible for offset	9,686	(9,018)	(490)	178
Derivatives not eligible for offset	—				—	—
	9,686

JNL/Franklin Templeton Global Multisector Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	—	2,026,665	61,305	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/Franklin Templeton Growth Allocation Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities and to obtain exposure to or hedge changes in securities prices and interest rates. The Fund entered into credit default swaps to hedge a portfolio of credit default swap agreements or bonds. The Fund entered into written options as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settle dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Franklin Templeton Growth Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	185	—	17	202
Total derivative instruments assets	—	—	185	—	17	202
Derivative instruments liabilities:
Written options, at value	—	—	4	—	—	4
Forward foreign currency contracts	—	—	—	1	—	1
[8] Variation margin on futures/futures options contracts	—	—	10	—	3	13
Total derivative instruments liabilities	—	—	14	1	3	18
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Written option contracts	—	—	3	—	—	3
Forward foreign currency contracts	—	—	—	9	—	9
Futures/futures options contracts	—	—	(836)	—	66	(770)
Swap agreements	—	46	—	—	—	46
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	1	—	—	1
Forward foreign currency contracts	—	—	—	(1)	—	(1)
Futures/futures options contracts	—	—	(214)	—	(13)	(227)

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	202				—	—
	202
Derivative Liabilities by Counterparty*
UBS	1	—	—	1	—	—
Derivatives eligible for offset	1	—	—	1
Derivatives not eligible for offset	17				2,066	—
	18

JNL/Franklin Templeton Growth Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1	22,674	2,838	—	—	43	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/JPMorgan Global Allocation Fund Derivatives Strategies – The Fund entered into purchased options contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in securities prices. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging.

JNL/JPMorgan Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Purchased options, at value	—	—	5,293	—	—	5,293
Forward foreign currency contracts	—	—	—	840	—	840
[8] Variation margin on futures/futures options contracts	—	—	2,805	—	148	2,953
Total derivative instruments assets	—	—	8,098	840	148	9,086
Derivative instruments liabilities:
Written options, at value	—	—	22	—	—	22
Forward foreign currency contracts	—	—	—	1,294	—	1,294
[8] Variation margin on futures/futures options contracts	—	—	7	239	90	336
Total derivative instruments liabilities	—	—	29	1,533	90	1,652
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Purchased option contracts	—	—	(193)	—	—	(193)
Forward foreign currency contracts	—	—	—	(1,057)	—	(1,057)
Futures/futures options contracts	—	—	8,220	1,824	415	10,459
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(4,918)	—	—	(4,918)
Written options	—	—	12	—	—	12
Forward foreign currency contracts	—	—	—	(281)	—	(281)
Futures/futures options contracts	—	—	4,449	(978)	(6)	3,465

JNL/JPMorgan Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	322	(5)	—	317	—	—
BNP	178	(178)	—	—	—	—
CIT	1	—	—	1	—	—
MLP	112	(112)	—	—	—	—
SSB	220	(220)	—	—	—	—
TDB	7	—	—	7	—	—
Derivatives eligible for offset	840	(515)	—	325
Derivatives not eligible for offset	8,246				—	—
	9,086
Derivative Liabilities by Counterparty*
BCL	5	(5)	—	—	—	—
BNP	215	(178)	—	37	—	—
GSC	2	—	—	2	—	—
MLP	209	(112)	—	97	—	—
SSB	863	(220)	—	643	—	—
Derivatives eligible for offset	1,294	(515)	—	779
Derivatives not eligible for offset	358				3,173	21,559
	1,652

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/JPMorgan Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1,546	274,923	139,493	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/JPMorgan Hedged Equity Fund Derivative Strategies - The Fund entered into options as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Hedged Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Purchased options, at value	—	—	15,726	—	—	15,726
[8] Variation margin on futures/futures options contracts	—	—	156	—	—	156
Total derivative instruments assets	—	—	15,882	—	—	15,882
Derivative instruments liabilities:
Written options, at value	—	—	15,299	—	—	15,299
Total derivative instruments liabilities	—	—	15,299	—	—	15,299
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Purchased option contracts	—	—	18,146	—	—	18,146
Written option contracts	—	—	(18,566)	—	—	(18,566)
Futures/futures options contracts	—	—	130	—	—	130
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(3)	—	—	(3)
Written options	—	—	(11)	—	—	(11)
Futures/futures options contracts	—	—	28	—	—	28

JNL/JPMorgan Hedged Equity Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	15,882				—	—
	15,882
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	15,299				898	—
	15,299

JNL/JPMorgan Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	25,565	4,968	—	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/Mellon MSCI World Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows, to obtain exposure to or hedge changes in securities prices and to hedge accrued dividends. The Fund entered into forward currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon MSCI World Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	8	—	8
[8] Variation margin on futures/futures options contracts	—	—	43	—	—	43
Total derivative instruments assets	—	—	43	8	—	51
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	14	—	14
[8] Variation margin on futures/futures options contracts	—	—	1	—	—	1
Total derivative instruments liabilities	—	—	1	14	—	15
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(30)	—	(30)
Futures/futures options contracts	—	—	(580)	—	—	(580)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(27)	—	(27)
Futures/futures options contracts	—	—	(13)	—	—	(13)

JNL/Mellon MSCI World Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BMO	2	—	—	2	—	—
BOA	2	—	—	2	—	—
CIT	3	(3)	—	—	—	—
UBS	1	(1)	—	—	—	—
Derivatives eligible for offset	8	(4)	—	4
Derivatives not eligible for offset	43				—	—
	51
Derivative Liabilities by Counterparty*
CIT	6	(3)	—	3	—	—
HSB	1	—	—	1	—	—
RBC	4	—	—	4	—	—
UBS	3	(1)	—	2	—	—
Derivatives eligible for offset	14	(4)	—	10
Derivatives not eligible for offset	1				—	325
	15

JNL/ Mellon MSCI World Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	3,492	6,594	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/Mellon Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Mellon Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	49	—	—	49
Total derivative instruments liabilities	—	—	49	—	—	49
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1	—	1
Futures/futures options contracts	—	—	(1,956)	—	—	(1,956)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	(77)	—	—	(77)

JNL/Mellon Emerging Markets Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—				—	—
—
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	49				—	1,100
49

JNL/Mellon Emerging Markets Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	14,807	2,125	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/Mellon International Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon International Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	63	—	63
[8] Variation margin on futures/futures options contracts	—	—	21	—	—	21
Total derivative instruments assets	—	—	21	63	—	84
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	137	—	137
[8] Variation margin on futures/futures options contracts	—	—	13	—	—	13
Total derivative instruments liabilities	—	—	13	137	—	150
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(115)	—	(115)
Futures/futures options contracts	—	—	(1,583)	—	—	(1,583)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(119)	—	(119)
Futures/futures options contracts	—	—	(9)	—	—	(9)

† The JNL/Mellon International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL/Mellon International Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	10,852	49,377	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates and foreign currency rates. The Fund entered into foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,105	—	1,105
[8] Variation margin on futures/futures options contracts	—	—	—	—	501	501
Total derivative instruments assets	—	—	—	1,105	501	1,606
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	878	—	878
Total derivative instruments liabilities	—	—	—	878	—	878
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(1,636)	—	(1,636)
Futures/futures options contracts	—	—	—	—	(21,699)	(21,699)
Swap agreements	—	126	—	—	—	126
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(771)	—	(771)
Futures/futures options contracts	—	—	—	—	(4,250)	(4,250)

JNL/Neuberger Berman Strategic Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	497	(478)	—	19	—	—
JPM	608	(400)	—	208	—	—
Derivatives eligible for offset	1,105	(878)	—	227
Derivatives not eligible for offset	501				—	—
	1,606
Derivative Liabilities by Counterparty*
GSC	478	(478)	—	—	—	—
JPM	400	(400)	—	—	—	—
Derivatives eligible for offset	878	(878)	—	—
Derivatives not eligible for offset	—				—	5,607
	878

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	276,376	90,294	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/PIMCO Income Fund Derivative Strategies – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, inflation and credit default swap valuations and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Purchased options, at value	—	—	—	—	133	133
Forward foreign currency contracts	—	—	—	3,521	—	3,521
[8] Variation margin on futures/futures options contracts	—	—	—	—	57	57
[8] Variation margin on swap agreements	—	188	—	—	725	913
OTC swap agreements	—	2,083	—	—	169	2,252
OTC swap premiums paid	—	2,435	—	—	—	2,435
Total derivative instruments assets	—	4,706	—	3,521	1,084	9,311
Derivative instruments liabilities:
Written options, at value	—	99	—	—	341	440
Forward foreign currency contracts	—	—	—	7,172	—	7,172
[8] Variation margin on futures/futures options contracts	—	—	—	—	327	327
[8] Variation margin on swap agreements	—	—	—	—	139	139
OTC swap agreements	—	198	—	—	—	198
OTC swap premiums received	—	2,350	—	—	—	2,350
Total derivative instruments liabilities	—	2,647	—	7,172	807	10,626
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(20)	(20)
Written option contracts	—	26	—	—	233	259
Forward foreign currency contracts	—	—	—	2,699	—	2,699
Futures/futures options contracts	—	—	—	—	17,935	17,935
Swap agreements	—	(3,141)	—	—	(1,708)	(4,849)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	6	6
Written options	—	(15)	—	—	217	202
Forward foreign currency contracts	—	—	—	(1,437)	—	(1,437)
Futures/futures options contracts	—	—	—	—	3,552	3,552
Swap agreements	—	(1,690)	—	—	(25,582)	(27,272)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/PIMCO Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CGM	373	(108)	—	265	—	—
CIT	3,189	(3,189)	—	—	—	—
DUB	247	(105)	(114)	28	114	—
GSC	2,097	(1,147)	—	950	—	—
Derivatives eligible for offset	5,906	(4,549)	(114)	1,243
Derivatives not eligible for offset	3,405				—	—
	9,311
Derivative Liabilities by Counterparty*
CGM	108	(108)	—	—	—	—
CIT	6,149	(3,189)	(18)	2,942	—	18
CSI	62	—	(62)	—	—	74
DUB	105	(105)	—	—	—	—
GSC	1,147	(1,147)	—	—	—	662
JPM	239	—	(239)	—	—	481
Derivatives eligible for offset	7,810	(4,549)	(319)	2,942
Derivatives not eligible for offset	2,816				11,167	10,298
	10,626

	Gross Amount Presented in the Statement of Assets and Liabilities[7]($)	Financial Instruments[2]($)	Collateral [3]($)	Net Amount[4]($)

					Total Collateral[5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
CGM	84,100	(84,100)	—	—	—	—
CSI	336,335	(336,209)	—	126	—	—
GSC	43,203	(43,182)	—	21	—	—
JCI	72,916	(72,916)	—	—	—	—
	536,554	(536,407)	—	147

Master Forward Agreement Transaction Liabilities by Counterparty*					—	—
CGM	84,166	(84,100)	(66)	—	—	301
CSI	336,209	(336,209)	—	—	—	—
GSC	43,182	(43,182)	—	—	—	—
JCI	72,935	(72,916)	—	19	—	—
	536,492	(536,407)	(66)	19

JNL/PIMCO Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	211	349,230	381,132	457,112	—	222,304	143

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Purchased options, at value	—	—	—	—	1	1
Forward foreign currency contracts	—	—	—	2,512	—	2,512
[8] Variation margin on futures/futures options contracts	—	—	—	—	602	602
[8] Variation margin on swap agreements	—	2	—	—	87	89
Total derivative instruments assets	—	2	—	2,512	690	3,204
Derivative instruments liabilities:
Written options, at value	—	111	—	—	202	313
Forward foreign currency contracts	—	—	—	1,335	—	1,335
[8] Variation margin on futures/futures options contracts	—	—	—	—	341	341
[8] Variation margin on swap agreements	—	216	—	—	409	625
Total derivative instruments liabilities	—	327	—	1,335	952	2,614
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	4,453	4,453
Written option contracts	—	100	—	—	(2,765)	(2,665)
Forward foreign currency contracts	—	—	—	1,968	—	1,968
Futures/futures options contracts	—	—	119	—	(14,486)	(14,367)
Swap agreements	—	3,954	—	—	(9,491)	(5,537)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	1,192	1,192
Written options	—	(6)	—	—	(1,480)	(1,486)
Forward foreign currency contracts	—	—	—	2,465	—	2,465
Futures/futures options contracts	—	—	—	—	(886)	(886)
Swap agreements	—	996	—	—	2,981	3,977

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	160	(20)	—	140	—	—
BOA	7	(7)	—	—	—	—
CIT	2,049	(150)	(1,610)	289	1,610	—
JPM	245	(196)	(49)	—	330	—
MSC	—	—	—	—	280	—
UBS	51	(51)	—	—	—	—
Derivatives eligible for offset	2,512	(424)	(1,659)	429
Derivatives not eligible for offset	692				—	—
	3,204
Derivative Liabilities by Counterparty*
BNP	20	(20)	—	—	—	—
BOA	340	(7)	(325)	8	—	325
CIT	150	(150)	—	—	—	—
DUB	17	—	—	17	—	—
GSC	30	—	(19)	11	—	19
JPM	196	(196)	—	—	—	—
MSC	589	—	(383)	206	—	383
UBS	306	(51)	(255)	—	—	297
Derivatives eligible for offset	1,648	(424)	(982)	242
Derivatives not eligible for offset	966				2,247	10,371
	2,614

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	Gross Amount Presented in the Statements of Assets and Liabilities[7]($)	Financial Instruments[4]($)	Collateral [5]($)	Net Amount[8]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BOA	1,141	(1,139)	—	2	—	—
CSI	27,031	(26,897)	—	134	—	—
GSC	1,121,545	(1,121,545)	—	—	3,170	—
MLP	57,829	(57,346)	(292)	191	292	—
MSC	32,943	(32,882)	(61)	—	391	—
	1,240,489	(1,239,809)	(353)	327

Master Forward Agreement Transaction Liabilities by Counterparty*
BOA	1,139	(1,139)	—	—	—	—
CSI	26,897	(26,897)	—	—	—	—
GSC	1,122,966	(1,121,545)	—	1,421	—	—
MLP	57,346	(57,346)	—	—	—	—
MSC	32,882	(32,882)	—	—	—	—
	1,241,230	(1,239,809)	—	1,421

JNL/PIMCO Real Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	2,448	932,087	199,736	524,365	—	50,102	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/PPM America Total Return Fund Derivative Strategies - The Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PPM America Total Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	208	208
Total derivative instruments assets	—	—	—	—	208	208
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	312	312
[8] Variation margin on swap agreements	—	10	—	—	—	10
Total derivative instruments liabilities	—	10	—	—	312	322
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	7,566	7,566
Swap agreements	—	181	—	—	—	181
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	2,228	2,228
Swap agreements	—	(155)	—	—	—	(155)

JNL/PPM America Total Return Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	208				—	—
	208
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	322				2,576	—
	322

JNL/PPM America Total Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	364,047	—	—	—	6,000	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/RAFI Fundamental Asia Developed Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/RAFI Fundamental Asia Developed Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	23	—	—	23
Total derivative instruments assets	—	—	23	—	—	23
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	22	—	22
Total derivative instruments liabilities	—	—	—	22	—	22
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	16	—	16
Futures/futures options contracts	—	—	(162)	—	—	(162)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(34)	—	(34)
Futures/futures options contracts	—	—	(67)	—	—	(67)

JNL/RAFI Fundamental Asia Developed Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	23				—	—
	23
Derivative Liabilities by Counterparty*
BMO	1	—	—	1	—	—
HSB	6	—	—	6	—	—
SCB	3	—	—	3	—	—
UBS	12	—	—	12	—	—
Derivatives eligible for offset	22	—	—	22
Derivatives not eligible for offset	—				—	206
	22

JNL/RAFI Fundamental Asia Developed Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	3,239	3,445	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/RAFI Fundamental Europe Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/RAFI Fundamental Europe Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	3	—	3
Total derivative instruments assets	—	—	—	3	—	3
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	17	—	17
[8] Variation margin on futures/futures options contracts	—	—	2	—	—	2
Total derivative instruments liabilities	—	—	2	17	—	19
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	7	—	7
Futures/futures options contracts	—	—	(57)	—	—	(57)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(18)	—	(18)
Futures/futures options contracts	—	—	5	—	—	5

JNL/RAFI Fundamental Europe Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BMO	3	—	—	3	—	—
Derivatives eligible for offset	3	—	—	3
Derivatives not eligible for offset	—				—	—
	3
Derivative Liabilities by Counterparty*
CIT	6	—	—	6	—	—
RBC	11	—	—	11	—	—
Derivatives eligible for offset	17	—	—	17
Derivatives not eligible for offset	2				—	153
	19

JNL/RAFI Fundamental Europe Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	1,567	4,706	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/T. Rowe Price Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/T. Rowe Price Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	2	2
Total derivative instruments liabilities	—	—	—	—	2	2
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(19)	—	(19)
Futures/futures options contracts	—	—	(12,046)	—	469	(11,577)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	(1,196)	—	(239)	(1,435)

JNL/T. Rowe Price Balanced Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—				—	—
—
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	2				—	96
2

JNL/T. Rowe Price Balanced Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	72,430	676	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its overall investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
Purchased options, at value	—	—	1,961	—	—	1,961
Forward foreign currency contracts	—	—	—	552	—	552
OTC swap agreements	—	—	13,586	—	—	13,586
Total derivative instruments assets	—	—	15,547	552	—	16,099
Derivative instruments liabilities:
Written options, at value	—	—	3,299	—	—	3,299
Forward foreign currency contracts	—	—	—	315	—	315
OTC swap agreements	—	—	15,321	—	—	15,321
Total derivative instruments liabilities	—	—	18,620	315	—	18,935
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Purchased option contracts	—	82	14,856	—	—	14,938
Written option contracts	—	(60)	2,719	—	—	2,659
Forward foreign currency contracts	—	—	—	623	—	623
Swap agreements	—	—	(15,604)	—	—	(15,604)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	1,482	—	—	1,482
Written options	—	—	291	—	—	291
Forward foreign currency contracts	—	—	—	637	—	637
Swap agreements	—	—	(3,490)	—	—	(3,490)

JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	1,045	(1,045)	—	—	—	—
GSC	8,330	(8,230)	—	100	—	—
JPM	4,785	(4,785)	—	—	—	—
Derivatives eligible for offset	14,160	(14,060)	—	100
Derivatives not eligible for offset	1,939				—	—
	16,099
Derivative Liabilities by Counterparty*
BOA	1,883	(1,045)	(720)	118	720	—
GSC	8,230	(8,230)	—	—	660	—
JPM	5,861	(4,785)	(1,076)	—	20,240	—
MLP	—	—	—	—	2,000	—
Derivatives eligible for offset	15,974	(14,060)	(1,796)	118
Derivatives not eligible for offset	2,961				—	—
	18,935

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	8,203	—	66,128	—	—	—	233,654

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of June 30, 2020, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2020, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 238 in the Schedules of Investments.

The derivative strategy for Funds which had significant derivative exposure during the period is as follows: JNL/AQR Large Cap Defensive Style Fund and JNL/AQR Large Cap Relaxed Constraint Equity Fund entered into futures contracts to manage cash flow. JNL/BlackRock Advantage International Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund and JNL/Mellon Nasdaq 100 Index Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging and to manage cash flows. JNL/DoubleLine Core Fixed Income Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Franklin Templeton Income Fund entered into options as a means of risk management/hedging and to generate income. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. JNL/Harris Oakmark Global Equity Fund and JNL/WMC Value Fund entered into forward foreign currency contracts as a means of risk management/hedging. JNL/Invesco Diversified Dividend Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/JPMorgan Growth & Income Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL S&P 500 Index Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs International 5 Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Total Yield Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/Lord Abbett Short Duration Income Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/T. Rowe Price Short-Term Bond Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Causeway International Value Select Fund, JNL/First State Global Infrastructure Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Loomis Sayles Global Growth Fund and JNL/T. Rowe Price Established Growth Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of June 30, 2020, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2020, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL Multi-Manager Emerging Markets Equity Fund	—	—	4,198	—
JNL Multi-Manager International Small Cap Fund	—	—	1,899	—
JNL S&P 500 Index Fund	—	1,213	—	—
JNL/AQR Large Cap Defensive Style Fund	—	1,570	—	—
JNL/AQR Large Cap Relaxed Constraint Equity Fund	—	2,684	—	—
JNL/BlackRock Advantage International Fund	—	543	55	—
JNL/BlackRock Global Natural Resources Fund	—	—	1,218	—
JNL/Causeway International Value Select Fund	—	—	5,304	—
JNL/DFA International Core Equity Fund	—	—	4	—
JNL/DoubleLine Core Fixed Income Fund	—	—	7,774	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	—	1,900,614
JNL/First State Global Infrastructure Fund	—	—	1,757	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL/Franklin Templeton Income Fund	85	—	—	—
JNL/Franklin Templeton International Small Cap Fund	—	—	719	—
JNL/Goldman Sachs Competitive Advantage Fund	—	9,613	—	—
JNL/Goldman Sachs Dividend Income & Growth Fund	—	24,669	—	—
JNL/Goldman Sachs International 5 Fund	—	512	18	—
JNL/Goldman Sachs Intrinsic Value Fund	—	15,341	—	—
JNL/Goldman Sachs Total Yield Fund	—	11,513	—	—
JNL/GQG Emerging Markets Equity Fund	—	—	4,892	—
JNL/Harris Oakmark Global Equity Fund	—	—	12,854	—
JNL/Invesco Diversified Dividend Fund	—	—	45,785	—
JNL/Invesco Global Growth Fund	—	—	2,974	—
JNL/Invesco Global Real Estate Fund	—	—	2,027	—
JNL/Invesco International Growth Fund	—	—	6,999	—
JNL/Invesco Small Cap Growth Fund	—	—	134	—
JNL/JPMorgan Growth & Income Fund	—	—	24,990	—
JNL/Loomis Sayles Global Growth Fund	—	—	653	—
JNL/Lord Abbett Short Duration Income Fund	—	17,762	—	—
JNL/Mellon Communication Services Sector Fund	—	950	—	—
JNL/Mellon Consumer Discretionary Sector Fund	—	4,842	—	—
JNL/Mellon Consumer Staples Sector Fund	—	1,502	—	—
JNL/Mellon Dow Index Fund	—	9,854	—	—
JNL/Mellon Energy Sector Fund	—	5,227	—	—
JNL/Mellon Financial Sector Fund	—	6,405	—	—
JNL/Mellon Healthcare Sector Fund	—	21,698	—	—
JNL/Mellon Industrials Sector Fund	—	552	—	—
JNL/Mellon Information Technology Sector Fund	—	23,320	—	—
JNL/Mellon Materials Sector Fund	—	115	—	—
JNL/Mellon MSCI KLD 400 Social Index Fund	—	407	—	—
JNL/Mellon Nasdaq 100 Index Fund	—	56,662	—	—
JNL/Mellon Real Estate Sector Fund	—	931	—	—
JNL/Mellon S&P 400 MidCap Index Fund	—	22,486	—	—
JNL/Mellon S&P 500 Index Fund	—	91,748	—	—
JNL/Mellon Small Cap Index Fund	—	9,863	—	—
JNL/Mellon Utilities Sector Fund	—	2,663	—	—
JNL/Morningstar Wide Moat Index Fund	—	4,554	—	—
JNL/PPM America Floating Rate Income Fund	—	6,396	—	—
JNL/PPM America High Yield Bond Fund	—	75,772	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	—	1,972	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	—	15,559	—	—
JNL/T. Rowe Price Established Growth Fund	—	—	480	—
JNL/T. Rowe Price Short-Term Bond Fund	—	544,720	—	—
JNL/WMC Value Fund	—	—	618	—

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at June 30, 2020 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts		Swap Agreements
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)
JNL S&P 500 Index Fund	GSC	—	132	—	—
JNL/AQR Large Cap Defensive Style Fund	JPM	91	—	—	—
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JPM	145	—	—	—
JNL/BlackRock Advantage International Fund	HSB	36	—	—	—
JNL/Boston Partners Global Long Short Equity Fund	MSC	—	—	60	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	BNP/CIB/BCL	—	—	—	8,604
JNL/Goldman Sachs Competitive Advantage Fund	GSC	—	751	—	—
JNL/Goldman Sachs Dividend Income & Growth Fund	GSC	—	1,496	—	—
JNL/Goldman Sachs International 5 Fund	GSC	—	55	—	—
JNL/Goldman Sachs Intrinsic Value Fund	GSC	—	423	—	—
JNL/Goldman Sachs Total Yield Fund	GSC	—	561	—	—
JNL/Lord Abbett Short Duration Income Fund	BOA	47	—	—	—
JNL/Mellon Consumer Discretionary Sector Fund	GSC	—	350	—	—
JNL/Mellon Consumer Staples Sector Fund	GSC	—	195	—	—
JNL/Mellon Dow Index Fund	GSC	—	614	—	—
JNL/Mellon Energy Sector Fund	GSC	—	379	—	—
JNL/Mellon Financial Sector Fund	GSC	—	762	—	—
JNL/Mellon Healthcare Sector Fund	GSC	—	1,646	—	—
JNL/Mellon Industrials Sector Fund	GSC	—	93	—	—
JNL/Mellon Information Technology Sector Fund	GSC	—	1,997	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

		Futures Contracts		Swap Agreements
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)
JNL/Mellon International Index Fund	GSC	—	893	—	—
JNL/Mellon Materials Sector Fund	GSC	—	15	—	—
JNL/Mellon MSCI KLD 400 Social Index Fund	GSC	—	44	—	—
JNL/Mellon Nasdaq 100 Index Fund	GSC	—	3,164	—	—
JNL/Mellon Real Estate Sector Fund	GSC	—	96	—	—
JNL/Mellon S&P 400 MidCap Index Fund	GSC	—	1,843	—	—
JNL/Mellon S&P 500 Index Fund	GSC	—	8,987	—	—
JNL/Mellon Small Cap Index Fund	GSC	—	1,003	—	—
JNL/Mellon Utilities Sector Fund	GSC	—	283	—	—
JNL/Morningstar Wide Moat Index Fund	GSC	—	523	—	—
JNL/PPM America High Yield Bond Fund	BOA	327	—	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	GSC	—	175	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	GSC	—	1,007	—	—
JNL/T. Rowe Price Short-Term Bond Fund	GSC	—	1,085	—	—
JNL/WMC Balanced Fund	GSC	—	850	—	—

		Options and Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL Multi-Manager Alternative Fund	SSB	2,300	311,184
JNL/AQR Large Cap Relaxed Constraint Equity Fund	SSB	452	98,374
JNL/Boston Partners Global Long Short Equity Fund	GSI	14,715	15,670
JNL/JPMorgan Global Allocation Fund	SSB	—	28,997
JNL/JPMorgan Hedged Equity Fund	GSI	—	259,269
JNL/Westchester Capital Event Driven Fund	JPM	1,449	17,288

NOTE 7. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

LIBOR Replacement Risk. In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Funds. The effects of discontinuation of LIBOR on the Funds will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Sanctioned Securities Risk. Certain Funds may invest in securities issued by companies located in Russia. The U.S. Government and other governments have placed sanctions on Russia. When sanctions are placed on a country, the Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. For Funds that focus their investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Participation Note Risk. The JNL/GQG Emerging Markets Equity Fund invests in P-Notes. P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract. An issuer of P-Notes may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or credit rating may affect a security’s value. These securities may be more volatile and less liquid than other investments held by the Fund.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Epidemic Risk. COVID-19, the novel respiratory disease also known as “coronavirus,” which was first detected in China in December 2019, has now been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancellations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of infectious diseases across the world, but especially in developing or emerging market countries, may be more pronounced where less established health care systems exist or where health care systems are unprepared to handle the outbreak of a disease like the coronavirus. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty, and could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund's ability to achieve its investment objective.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Funds and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds' service providers.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)			Administrative Fee (b-billions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)	$0 to $3b (%)	Over $3b (%)
JNL Multi-Manager Alternative Fund	1.20	1.20	1.20 – 1.08	0.20	0.18
JNL Multi-Manager Emerging Markets Equity Fund	0.80	0.80 – 0.75	0.75 – 0.73	0.15	0.13
JNL Multi-Manager International Small Cap Fund	0.75	0.75	0.75 – 0.705	0.15	0.13
JNL Multi-Manager Mid Cap Fund	0.65	0.65	0.625 – 0.58	0.15	0.13
JNL Multi-Manager Small Cap Growth Fund	0.65	0.60	0.55 – 0.53	0.10	0.09
JNL Multi-Manager Small Cap Value Fund	0.75	0.75 – 0.67	0.65 – 0.63	0.10	0.09
JNL S&P 500 Index Fund	0.20	0.20	0.20 – 0.155	0.10	0.09
JNL/AQR Large Cap Defensive Style Fund	0.40	0.40	0.40 – 0.35	0.15	0.13
JNL/AQR Large Cap Relaxed Constraint Equity Fund	0.70	0.70 – 0.65	0.65 – 0.63	0.15	0.13
JNL/AQR Managed Futures Strategy Fund[1]	0.80	0.80	0.80 – 0.73	0.15	0.13
JNL/BlackRock Advantage International Fund	0.55	0.55	0.55 – 0.49	0.15	0.13
JNL/BlackRock Global Allocation Fund[2]	0.60	0.60	0.60 – 0.54	0.15	0.13
JNL/BlackRock Global Natural Resources Fund	0.60	0.60 - 0.50	0.50 – 0.47	0.15	0.13
JNL/BlackRock Large Cap Select Growth Fund	0.60	0.60 - 0.55	0.50 – 0.43	0.10	0.09
JNL/Boston Partners Global Long Short Equity Fund	1.10	1.10	1.05 – 0.98	0.15	0.13
JNL/Causeway International Value Select Fund	0.55	0.55	0.50 – 0.46	0.15	0.13
JNL/ClearBridge Large Cap Growth Fund	0.50	0.50	0.50 – 0.43	0.15	0.13
JNL/DFA International Core Equity Fund[3]	0.45	0.45	0.45 – 0.43	0.15	0.13
JNL/DFA U.S. Core Equity Fund	0.40	0.40	0.40 – 0.35	0.10	0.09
JNL/DoubleLine Core Fixed Income Fund	0.39	0.39	0.39 – 0.34	0.10	0.09
JNL/DoubleLine Emerging Markets Fixed Income Fund	0.625	0.625	0.60 – 0.58	0.15	0.13
JNL/DoubleLine Shiller Enhanced CAPE Fund	0.60	0.60	0.575 – 0.50	0.15	0.13

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	Advisory Fee (m-millions)			Administrative Fee (b-billions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)	$0 to $3b (%)	Over $3b (%)
JNL/Fidelity Institutional Asset Management Total Bond Fund	0.40	0.40	0.38 – 0.33	0.10	0.09
JNL/First State Global Infrastructure Fund	0.70	0.70	0.69 – 0.61	0.15	0.13
JNL/Franklin Templeton Global Multisector Bond Fund	0.60	0.60	0.60 – 0.455	0.15	0.13
JNL/Franklin Templeton Growth Allocation Fund	0.55	0.55	0.55 – 0.51	0.15	0.13
JNL/Franklin Templeton Income Fund	0.70	0.65 – 0.55	0.50 – 0.48	0.10	0.09
JNL/Franklin Templeton International Small Cap Fund	0.80	0.80	0.75 – 0.68	0.15	0.13
JNL/Goldman Sachs Competitive Advantage Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/Goldman Sachs Dividend Income & Growth Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/Goldman Sachs International 5 Fund	0.30	0.30	0.25 – 0.23	0.15	0.13
JNL/Goldman Sachs Intrinsic Value Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/Goldman Sachs Total Yield Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/GQG Emerging Markets Equity Fund	0.90	0.90	0.90 – 0.84	0.15	0.13
JNL/Harris Oakmark Global Equity Fund	0.70	0.70 – 0.675	0.675 – 0.63	0.15	0.13
JNL/Heitman U.S. Focused Real Estate Fund	0.65	0.65	0.65 – 0.58	0.15	0.13
JNL/Invesco Diversified Dividend Fund	0.525	0.525	0.525 – 0.48	0.15	0.13
JNL/Invesco Global Growth Fund	0.50	0.50	0.50 – 0.48	0.15	0.13
JNL/Invesco Global Real Estate Fund	0.60	0.60	0.60 – 0.55	0.15	0.13
JNL/Invesco International Growth Fund	0.55	0.55	0.50 – 0.46	0.15	0.13
JNL/Invesco Small Cap Growth Fund	0.675	0.675	0.675 – 0.61	0.10	0.09
JNL/JPMorgan Global Allocation Fund[4]	0.60	0.60	0.60 – 0.53	0.15	0.13
JNL/JPMorgan Growth & Income Fund[5]	0.50	0.50	0.50 – 0.43	0.10	0.09
JNL/JPMorgan Hedged Equity Fund	0.50	0.50	0.50 – 0.43	0.15	0.13
JNL/JPMorgan MidCap Growth Fund	0.60	0.60 – 0.55	0.55 – 0.43	0.10	0.09
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.40	0.40 – 0.30	0.25 – 0.23	0.10	0.09
JNL/Loomis Sayles Global Growth Fund	0.55	0.55	0.55 – 0.48	0.15	0.13
JNL/Lord Abbett Short Duration Income Fund	0.35	0.35	0.35 – 0.28	0.15	0.13
JNL/Mellon Bond Index Fund	0.18	0.18	0.15 – 0.12	0.10	0.09
JNL/Mellon Communication Services Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Consumer Discretionary Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Consumer Staples Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Dow Index Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Emerging Markets Index Fund	0.30	0.30	0.25 – 0.18	0.15	0.13
JNL/Mellon Energy Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Financial Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Healthcare Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Industrials Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Information Technology Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon International Index Fund	0.20	0.20	0.15 - 0.12	0.15	0.13
JNL/Mellon Materials Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon MSCI KLD 400 Social Index Fund	0.25	0.25	0.25 – 0.18	0.15	0.13
JNL/Mellon MSCI World Index Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Nasdaq 100 Index Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Real Estate Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon S&P 400 MidCap Index Fund	0.19	0.19	0.14 – 0.11	0.10	0.09
JNL/Mellon S&P 500 Index Fund	0.17	0.17	0.13 – 0.09	0.10	0.09
JNL/Mellon Small Cap Index Fund	0.19	0.19	0.14 – 0.11	0.10	0.09
JNL/Mellon Utilities Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/MFS Mid Cap Value Fund	0.60	0.55	0.55 – 0.52	0.10	0.09
JNL/Morningstar Wide Moat Index Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Neuberger Berman Strategic Income Fund	0.50	0.50	0.45 – 0.38	0.15	0.13
JNL/PIMCO Income Fund	0.50	0.50	0.50 – 0.43	0.15	0.13
JNL/PIMCO Real Return Fund	0.39	0.39	0.39 – 0.345	0.10	0.09
JNL/PPM America Floating Rate Income Fund	0.50	0.50	0.45 – 0.405	0.15	0.13
JNL/PPM America High Yield Bond Fund	0.40	0.40 – 0.35	0.325 – 0.305	0.10	0.09
JNL/PPM America Small Cap Value Fund	0.65	0.65 – 0.55	0.50 – 0.455	0.10	0.09
JNL/PPM America Total Return Fund	0.40	0.40	0.40 – 0.33	0.10	0.09
JNL/RAFI Fundamental Asia Developed Fund	0.21	0.18	0.18 – 0.16	0.15	0.13
JNL/RAFI Fundamental Europe Fund	0.21	0.18	0.18 – 0.16	0.15	0.13
JNL/RAFI Fundamental U.S. Small Cap Fund	0.18	0.18	0.18 – 0.15	0.15	0.13
JNL/RAFI Multi-Factor U.S. Equity Fund	0.18	0.18	0.18 – 0.15	0.15	0.13
JNL/T. Rowe Price Balanced Fund[6]	0.55	0.55	0.475 – 0.43	0.15	0.13
JNL/T. Rowe Price Established Growth Fund	0.55	0.55 – 0.50	0.45 – 0.42	0.10	0.09
JNL/T. Rowe Price Mid-Cap Growth Fund[7]	0.65	0.65 – 0.60	0.60 – 0.58	0.10	0.09
JNL/T. Rowe Price Short-Term Bond Fund	0.35	0.35 – 0.30	0.30 – 0.255	0.10	0.09
JNL/T. Rowe Price U.S. High Yield Fund[8]	0.525	0.525	0.50 – 0.48	0.15	0.13
JNL/T. Rowe Price Value Fund[9]	0.55	0.55 – 0.48	0.48 – 0.44	0.10	0.09
JNL/Vanguard Growth ETF Allocation Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Vanguard Moderate ETF Allocation Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Vanguard Moderate Growth ETF Allocation Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Westchester Capital Event Driven Fund	1.05	1.05	1.05 – 0.88	0.10	0.08
JNL/WMC Balanced Fund	0.45 – 0.40	0.40 – 0.35	0.325 – 0.305	0.10	0.09
JNL/WMC Government Money Market Fund	0.18	0.18	0.15 – 0.13	0.10	0.09
JNL/WMC Value Fund	0.45	0.45 – 0.40	0.35 – 0.33	0.10	0.09

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

1 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.85%, the range for $100 million to $500 million was 0.85% and for over $500 million was 0.80% –

0.73%.

2 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.65%, the range for $100 million to $500 million was 0.65% and for over $500 million was 0.65% –

0.54%.

3 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.50%, the range for $100 million to $500 million was 0.50% and for over $500 million was 0.50% –

0.48%.

4 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.60%, the range for $100 million to $500 million was 0.60% and for over $500 million was 0.60% –

0.54%.

5 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.62%, the range for $100 million to $500 million was 0.62% and for over $500 million was 0.57% –

0.54%.

6 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.55%, the range for $100 million to $500 million was 0.55% and for over $500 million was 0.55% –

0.48%.

7 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.65%, the range for $100 million to $500 million was 0.65% – 0.60% and for over $500 million was

0.60% – 0.58%.

8 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.55%, the range for $100 million to $500 million was 0.55% and for over $500 million was

0.55% – 0.48%.

9 Prior to April 27, 2020, for advisory fees, the range for $0 to $100 million was 0.55%, the range for $100 million to $500 million was 0.55% – 0.48% and for over $500 million was 0.48% – 0.46%

Advisory Fee Waivers and Expense Reimbursements. Effective March 16, 2020, pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Government Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years from the end of the fiscal year in which such waiver or reimbursement took place. During the period ended June 30, 2020, JNAM did not recover any previously reimbursed expenses. At June 30, 2020, the amount of potentially recoverable expenses (in thousands) was $2,023.

Effective April 27, 2020, pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund and JNL/T. Rowe Price Value Fund’s investment in T. Rowe Price Government Reserve Fund, an affiliate of the Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL/JPMorgan Global Allocation Fund’s investment in other funds managed by the Fund’s Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Effective June 24, 2019, pursuant to a voluntary fee waiver agreement, JNAM agreed to waive 100% of advisory fees attributable to JNL/Franklin Templeton Growth Allocation Fund’s investment in other funds managed by the Fund’s Sub-Adviser. Effective April 27, 2020, this voluntary fee waiver became contractual. None of the waived advisory fees can be recaptured by JNAM.

Prior to April 27, 2020, pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.04% of its advisory fees for the JNL/Vanguard Growth ETF Allocation Fund and 0.05% of its advisory fees for the JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. Effective April 27, 2020, this contractual fee waiver was eliminated. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual and voluntary fee waiver agreement, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL S&P 500 Index Fund	0.17
JNL/AQR Large Cap Relaxed Constraint Equity Fund	0.025 for net assets between $500 million - $1 billion and 0.05 for net assets over $1 billion

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/AQR Managed Futures Strategy Fund[1]	0.05 for net assets between $0 million - $500 million
JNL/DFA International Core Equity Fund[1]	0.05 on all assets
JNL/BlackRock Global Allocation Fund[2]	0.05 on net assets between $0 - $1 billion and 0.025 for net assets over $1 billion and up to $3 billion
JNL/T.Rowe Price Mid-Cap Growth Fund[3]	0.01 for net assets between $1 billion - $5 billion
[1] Effective April 27, 2020, this voluntary waiver (in effect between March 1, 2020 and April 26, 2020) converted to a contractual fee reduction.
[2] Effective April 27, 2020, this voluntary waiver (in effect between January 1, 2020 and April 26, 2020) converted to a contractual fee reduction.
[3] Effective April 27, 2020, this voluntary waiver converted to a contractual fee reduction.

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/DFA International Core Equity Fund, JNL/Goldman Sachs International 5 Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund,

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund and JNL/RAFI Fundamental U.S. Small Cap Fund and 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations.

Effective April 27, 2020, pursuant to contractual waiver agreements, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/Mellon Emerging Markets Index Fund, JNL/RAFI Fundamental Asia Developed Fund and JNL/RAFI Fundamental Europe Fund. Also effective April 27, 2020, JNAM agreed to waive 0.06% of the administrative fees of the Class I shares of JNL S&P 500 Index Fund. Also effective April 27, 2020, JNAM agreed to waive 0.13% of the administrative fees of the Class I shares of JNL/Vanguard Moderate ETF Allocation Fund. None of the waived advisory fees can be recaptured by JNAM.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustees fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 trades are executed at current market price at the time of the transaction. The following Funds have Rule 17a-7 transactions (in thousands) that were deemed significant by the Adviser during the period ended June 30, 2020.

	Purchase of Securities($)	Proceeds from Sales of Securities($)
JNL Multi-Manager Emerging Markets Equity Fund	73,531	42,727
JNL/Goldman Sachs Competitive Advantage Fund	19,550	17,856
JNL/Goldman Sachs Intrinsic Value Fund	22,454	7,708
JNL/Goldman Sachs Total Yield Fund	16,655	—
JNL/JPMorgan Growth & Income Fund	46,884	15,775
JNL/Mellon S&P 500 Index Fund	26,739	—

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the period ended June 30, 2020, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Fund	Gross Payments from JNAM($)	Reclaimed Amounts Refunded to JNAM($)	Reclaimed Amounts Payable to JNAM($)	Net Withholdings Tax Reimbursed from JNAM($)
JNL Multi-Manager Alternative Fund	55	3	1	51
JNL Multi-Manager Mid Cap Fund	23	—	3	20
JNL Multi-Manager Small Cap Value Fund	8	—	—	8
JNL/AQR Large Cap Relaxed Constraint Equity Fund	11	—	—	11
JNL/BlackRock Global Allocation Fund	443	52	391	—
JNL/BlackRock Global Natural Resources Fund	159	—	159	—
JNL/Boston Partners Global Long Short Equity Fund	210	6	159	45
JNL/Franklin Templeton Growth Allocation Fund	32	7	17	8
JNL/GQG Emerging Markets Equity Fund	59	—	—	59
JNL/Invesco Diversified Dividend Fund	74	—	74	—
JNL/Invesco Global Growth Fund	256	—	128	129
JNL/Invesco Global Real Estate Fund	349	—	159	190
JNL/JPMorgan Global Allocation Fund	37	—	30	7
JNL/JPMorgan Growth & Income Fund	4	—	—	4
JNL/JPMorgan MidCap Growth Fund	48	—	—	48
JNL/Loomis Sayles Global Growth Fund	61	—	—	61
JNL/Mellon Nasdaq 100 Index Fund	16	—	—	16
JNL/MFS Mid Cap Value Fund	7	—	—	7
JNL/RAFI Fundamental Asia Developed Fund	96	—	—	96
JNL/RAFI Multi-Factor U.S. Equity Fund	17	—	—	17
JNL/T. Rowe Price Balanced Fund	64	2	36	26
JNL/T. Rowe Price Established Growth Fund	118	—	—	118
JNL/T. Rowe Price Mid-Cap Growth Fund	147	—	—	147
JNL/T. Rowe Price Value Fund	146	—	—	146
JNL/WMC Balanced Fund	167	—	20	147

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL/WMC Government Money Market Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 7.8% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 92.2% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/WMC Government Money Market Fund, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. FUND ACQUISITIONS

Tax-Free Exchange. The following tables include information (in thousands) relating to acquisitions completed after the close of business on April 24, 2020. The acquisitions were completed by a tax-free exchange of Class A and Class I shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board and approved by the acquired Fund's shareholders, as applicable. The purpose of the acquisitions was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Mellon S&P 1500 Value Index Fund	JNL/Mellon Dow Index Fund
Class A	Class A	92,345	9,302	818,664	29,586	3,338
Class I	Class I	4,656	466	6,161	221	167
JNL/VanEck International Gold Fund	JNL/BlackRock Global Natural Resources Fund
Class A	Class A	74,607	6,220	461,774	76,174	12,311
Class I	Class I	1	—	2,197	358	—
JNL/Scout Unconstrained Bond Fund	JNL/PIMCO Income Fund
Class A	Class A	39,847	4,015	654,093	65,566	3,991
Class I	Class I	—	—	785,802	78,227	—
JNL/Neuberger Berman Currency Fund	JNL/PIMCO Income Fund
Class A	Class A	10,379	1,060	654,093	65,566	1,040
Class I	Class I	79	9	785,802	78,227	9
JNL/Franklin Templeton Global Fund	JNL/Loomis Sayles Global Growth Fund
Class A	Class A	333,689	38,808	3,599	339	31,391
Class I	Class I	1,626	188	262,853	24,599	152
JNL/FAMCO Flex Core Covered Call Fund	JNL/JPMorgan Hedged Equity Fund
Class A	Class A	115,670	11,377	110,412	10,497	10,995
Class I	Class I	805	79	172,703	16,350	76
JNL/Invesco China-India Fund	JNL Multi-Manager Emerging Markets Equity Fund
Class A	Class A	419,629	51,689	290,564	38,869	56,100
Class I	Class I	1,498	182	250,214	33,362	200
JNL/Oppenheimer Emerging Markets Innovator Fund	JNL Multi-Manager Emerging Markets Equity Fund
Class A	Class A	29,576	3,674	290,564	38,869	3,954
Class I	Class I	211,382	26,175	250,214	33,362	28,184
JNL/S&P Mid 3 Fund	JNL/Mellon S&P 400 MidCap Index Fund
Class A	Class A	141,732	18,478	2,124,972	125,354	8,362
Class I	Class I	487	63	223,549	12,868	28
JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon Nasdaq 100 Index Fund
Class A	Class A	155,851	12,131	3,444,847	109,660	4,962
Class I	Class I	5,243	404	33,099	1,597	253
JNL/PPM America Value Equity Fund	JNL/JPMorgan Growth & Income Fund
Class A	Class A	140,070	7,988	441,753	47,954	15,208
Class I	Class I	777	44	1,612	173	83
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Class A	Class A	45,290	5,034	532,227	58,262	4,953
Class I	Class I	924	110	244,650	26,492	108
JNL/PPM America Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund
Class A	Class A	337,730	38,476	896,853	92,138	34,710
Class I	Class I	1,390	156	138,618	14,084	141
JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/JPMorgan Global Allocation Fund
Class A	Class A	1,227,744	108,353	34,943	3,227	113,365
Class I	Class I	1,601	140	11,507	1,057	147
JNL Institutional Alt 100 Fund	JNL Multi-Manager Alternative Fund
Class A	Class A	172,043	17,338	15,134	1,519	17,256
Class I	Class I	—	—	1,091,889	108,906	—
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A	Class A	92,842	9,123	43,529	4,183	8,918
Class I	Class I	36,595	3,539	515,729	50,228	3,563

Immediately prior to the reorganization, the cost, fair value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Funds were as follows:

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/Mellon S&P 1500 Value Index Fund	116,098	97,041	(19,057)
JNL/VanEck International Gold Fund	67,584	71,918	4,334
JNL/Scout Unconstrained Bond Fund	39,160	39,073	(87)
JNL/Franklin Templeton Global Fund	328,088	329,105	1,017
JNL/FAMCO Flex Core Covered Call Fund	108,606	114,266	5,659
JNL/Invesco China-India Fund	389,292	388,374	(918)
JNL/Oppenheimer Emerging Markets Innovator Fund	204,227	191,947	(12,281)
JNL/S&P Mid 3 Fund	202,872	140,649	(62,223)
JNL/Mellon S&P 1500 Growth Index Fund	161,630	161,025	(604)
JNL/PPM America Value Equity Fund	125,418	127,783	2,364
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	—	—	—
JNL/PPM America Mid Cap Value Fund	212,376	215,470	3,095
JNL/FPA + DoubleLine Flexible Allocation Fund	51,245	12	(51,232)
JNL Institutional Alt 100 Fund	—	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund	29,823	24,899	(4,925)

Assuming the acquisitions had been completed on January 1, 2020, the acquiring Funds’ unaudited pro forma results of operations (in thousands) for the period ended June 30, 2020, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL Multi-Manager Alternative Fund	5,737	3,648	(60,652)	(51,267)
JNL Multi-Manager Emerging Markets Equity Fund	8,895	(125,275)	(64,981)	(181,361)
JNL/BlackRock Global Natural Resources Fund	7,554	(34,735)	(63,431)	(90,612)
JNL/DoubleLine Emerging Markets Fixed Income Fund	16,353	(43,242)	(32,885)	(59,774)
JNL/Franklin Templeton Global Multisector Bond Fund	18,082	(141,167)	28,800	(94,285)
JNL/JPMorgan Global Allocation Fund	7,305	(54,952)	(107,953)	(155,600)
JNL/JPMorgan Growth & Income Fund	7,726	(108,967)	(64,457)	(165,698)
JNL/JPMorgan Hedged Equity Fund	2,567	6,524	(24,130)	(15,039)
JNL/Loomis Sayles Global Growth Fund	2,731	(69,147)	63,649	(2,767)
JNL/Mellon Dow Index Fund	9,241	(567)	(116,258)	(107,584)
JNL/Mellon Nasdaq 100 Index Fund	6,768	54,821	535,318	596,907
JNL/Mellon S&P 400 MidCap Index Fund	19,764	(14,771)	(484,265)	(479,272)
JNL/MFS Mid Cap Value Fund	7,932	(151,027)	(260,100)	(403,195)
JNL/PIMCO Income Fund	21,854	14,758	(63,950)	(27,338)

Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed after the close of business on April 24, 2020, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in each acquiring Fund’s Statement of Operations.

Taxable Exchange. The following tables include information (in thousands) relating to an acquisition completed after the close of business on April 24, 2020. The acquisition was completed by a taxable exchange of Class A and Class I shares for the acquired and acquiring Fund indicated below pursuant to a plan of reorganization approved by the Board and approved by the acquired Fund's shareholders, as applicable. The purpose of the acquisition was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Fund. The acquiring Fund recorded the cost basis for investments in the acquired Fund at their market value on the date of the acquisition.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/The London Company Focused U.S. Equity Fund	JNL/Morningstar Wide Moat Index Fund
Class A	Class A	27,498	2,773	143,302	13,305	2,553
Class I	Class I	952	97	495,626	45,783	88

Assuming the acquisitions had been completed on January 1, 2020, the acquiring Fund’s unaudited pro forma results of operations (in thousands) for the period ended June 30, 2020, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Morningstar Wide Moat Index Fund	6,440	21,499	(69,463)	(41,524)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed after the close of business on April 24, 2020, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund in the acquiring Fund’s Statement of Operations. The reorganization does not result in recognition of taxable income, gain or loss to the Contract Owners for U.S. federal income tax purposes.

Tax Free Exchange. The following table includes information (in thousands) relating to another set of acquisitions completed after the close of business on April 24, 2020. The acquisitions were completed as a tax free exchange of Class A and Class I shares of Funds in the Trust for Class A and Class I shares, respectively, of funds in JNL Variable Fund LLC ("Company") pursuant to a plan of reorganization approved by the Trust's and Company's Boards. The purpose of the acquisitions was to facilitate the acquisition of each respective fund in the Company by a fund with the same name, investment objectives and strategies in the Trust. The acquired funds are considered the accounting survivors for financial reporting purposes. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquiring Funds had no activity prior to inception on April 27, 2020, nor did they hold any investments on April 27, 2020.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Mellon Communication Services Sector Fund[1]	JNL/Mellon Communication Services Sector Fund
Class A	Class A	148,768	11,369	–	–	11,369
Class I	Class I	1,315	108	–	–	108
JNL/Mellon Consumer Discretionary Sector Fund[1]	JNL/Mellon Consumer Discretionary Sector Fund
Class A	Class A	1,078,886	46,405	–	–	46,405
Class I	Class I	4,489	188	–	–	188
JNL/Mellon Dow Index Fund[1]	JNL/Mellon Dow Index Fund
Class A	Class A	818,679	29,586	–	–	29,586
Class I	Class I	6,161	221	–	–	221
JNL/Mellon Energy Sector Fund[1]	JNL/Mellon Energy Sector Fund
Class A	Class A	729,272	58,299	–	–	58,299
Class I	Class I	2,493	195	–	–	195
JNL/Mellon Financial Sector Fund[1]	JNL/Mellon Financial Sector Fund
Class A	Class A	867,210	82,775	–	–	82,775
Class I	Class I	4,993	473	–	–	473
JNL/Mellon Healthcare Sector Fund[1]	JNL/Mellon Healthcare Sector Fund
Class A	Class A	3,215,207	102,101	–	–	102,101
Class I	Class I	14,144	445	–	–	445
JNL/Mellon Information Technology Sector Fund[1]	JNL/Mellon Information Technology Sector Fund
Class A	Class A	3,262,107	154,086	–	–	154,086
Class I	Class I	25,808	1,188	–	–	1,188
JNL/Mellon MSCI World Index Fund[1]	JNL/Mellon MSCI World Index Fund
Class A	Class A	292,435	12,540	–	–	12,540
Class I	Class I	2,970	127	–	–	127
JNL/Mellon Nasdaq 100 Index Fund[1]	JNL/Mellon Nasdaq 100 Index Fund
Class A	Class A	3,444,909	109,660	–	–	109,660
Class I	Class I	33,099	1,597	–	–	1,597

1 Acquired Fund was a separate series of JNL Variable Fund LLC.

NOTE 11. INCOME TAX MATTERS

JNL Multi-Manager Alternative Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/DFA U.S. Core Equity Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/Fidelity Institutional Asset Management Total Bond Fund, JNL/First State Global Infrastructure Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Total Yield Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Growth & Income Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/MFS Mid Cap Value Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/RAFI Fundamental Asia Developed Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/RAFI Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Balanced

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund and JNL/WMC Value Fund are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is treated as a separate entity for federal income tax purposes.

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

Reporting as a Consolidated Fund is not recognized for federal income tax purposes. The Subsidiary is classified as a controlled foreign corporation ("CFC") under the Internal Revenue Code of 1986 and its taxable income is calculated separately from the relevant Consolidated Fund's taxable income. Net losses of the Subsidiaries may not be deductible by the Funds either in the current period or future periods.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2019, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL Multi-Manager Emerging Markets Equity Fund	7,092	129,673	136,765
JNL Multi-Manager International Small Cap Fund	25,172	—	25,172
JNL/Causeway International Value Select Fund	—	1,638	1,638
JNL/Fidelity Institutional Asset Management Total Bond Fund	138	—	138
JNL/Franklin Templeton Global Multisector Bond Fund	32,431	43,242	75,673
JNL/Goldman Sachs International 5 Fund	1,594	145	1,739
JNL/Harris Oakmark Global Equity Fund	—	39,687	39,687
JNL/JPMorgan Hedged Equity Fund	6,483	13,099	19,582
JNL/Mellon Emerging Markets Index Fund	17,873	7,227	25,100
JNL/RAFI Fundamental Asia Developed Fund	22,189	4,620	26,809
JNL/RAFI Fundamental Europe Fund	28,983	53,847	82,830
JNL/RAFI Fundamental U.S. Small Cap Fund	58,404	46,280	104,684
JNL/WMC Government Money Market Fund	6	—	6

As of June 30, 2020, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Multi-Manager Emerging Markets Equity Fund	1,276,760	182,630	(34,693)	147,937
JNL Multi-Manager International Small Cap Fund	217,000	47,735	(18,565)	29,170
JNL/BlackRock Advantage International Fund	27,365	1,926	(2,290)	(364)
JNL/Causeway International Value Select Fund	1,232,753	83,407	(230,735)	(147,328)
JNL/DFA International Core Equity Fund	89,936	6,344	(12,067)	(5,723)
JNL/Franklin Templeton Global Multisector Bond Fund	757,501	7,141	(157,055)	(149,914)
JNL/Franklin Templeton International Small Cap Fund	516,552	40,053	(109,084)	(69,031)
JNL/Goldman Sachs International 5 Fund	64,684	1,749	(10,361)	(8,612)
JNL/Harris Oakmark Global Equity Fund	774,966	63,080	(183,870)	(120,790)
JNL/Heitman U.S. Focused Real Estate Fund	170,813	9,329	(10,529)	(1,200)
JNL/Invesco International Growth Fund	849,162	147,476	(45,741)	101,735
JNL/JPMorgan Hedged Equity Fund	388,467	64,056	(14,761)	49,295
JNL/Loomis Sayles Global Growth Fund	594,530	136,977	(21,778)	115,199
JNL/Lord Abbett Short Duration Income Fund	132,779	1,921	(136)	1,785
JNL/Mellon Emerging Markets Index Fund	955,305	180,846	(179,043)	1,803
JNL/Mellon International Index Fund	1,554,446	293,160	(280,850)	12,310

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon MSCI World Index Fund	290,224	72,893	(40,886)	32,007
JNL/Morningstar Wide Moat Index Fund	771,863	65,557	(53,472)	12,085
JNL/RAFI Fundamental Europe Fund	292,201	10,317	(59,291)	(48,974)
JNL/WMC Government Money Market Fund	2,017,581	6	(6)	—

As of June 30, 2020, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Multi-Manager Emerging Markets Equity Fund
Forward Foreign Currency Contracts	(24)	—	—	—
JNL/BlackRock Advantage International Fund
Futures/Futures Options Contracts	(6)	—	—	—
JNL/Causeway International Value Select Fund
Forward Foreign Currency Contracts	(8)	—	—	—
JNL/Franklin Templeton Global Multisector Bond Fund
Forward Foreign Currency Contracts	3,300	—	—	—
JNL/Goldman Sachs International 5 Fund
Futures/Futures Options Contracts	(7)	—	—	—
JNL/Harris Oakmark Global Equity Fund
Forward Foreign Currency Contracts	(31)	—	—	—
JNL/JPMorgan Hedged Equity Fund
Futures/Futures Options Contracts	37	—	—	—
Purchased Options	15,726	—	—	—
Written Options	(15,299)	—	—	—
JNL/Lord Abbett Short Duration Income Fund
Futures/Futures Options Contracts	(8)	—	—	—
JNL/Mellon International Index Fund
Futures/Futures Options Contracts	15	22	(113)	(91)
Forward Foreign Currency Contracts	(74)	—	—	—
JNL/Mellon MSCI World Index Fund
Futures/Futures Options Contracts	31	5	(15)	(10)
Forward Foreign Currency Contracts	(6)	—	—	—
JNL/Morningstar Wide Moat Index Fund
Futures/Futures Options Contracts	25	—	—	—
JNL/RAFI Fundamental Europe Fund
Futures/Futures Options Contracts	5	—	—	—
Forward Foreign Currency Contracts	(15)	3	(2)	1

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds' fiscal year ended December 31, 2019 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Multi-Manager Emerging Markets Equity Fund	16,387	—	—
JNL Multi-Manager International Small Cap Fund	1,387	—	—
JNL/BlackRock Advantage International Fund	167	—	—
JNL/Causeway International Value Select Fund	51,828	68,183	—
JNL/DoubleLine Core Fixed Income Fund	98,862	—	—
JNL/Fidelity Institutional Asset Management Total Bond Fund	17,570	—	—
JNL/Franklin Templeton Global Multisector Bond Fund	136,956	—	—
JNL/Franklin Templeton International Small Cap Fund	5,551	12,004	—
JNL/Goldman Sachs Competitive Advantage Fund	107,912	185,534	—
JNL/Goldman Sachs Dividend Income & Growth Fund	194,553	348,449	—
JNL/Goldman Sachs International 5 Fund	1,580	—	—
JNL/Goldman Sachs Intrinsic Value Fund	134,391	157,806	—
JNL/Goldman Sachs Total Yield Fund	115,046	34,030	—
JNL/GQG Emerging Markets Equity Fund	2,430	—	—
JNL/Harris Oakmark Global Equity Fund	39,551	17,377	—
JNL/Heitman U.S. Focused Real Estate Fund	1,684	—	—
JNL/Invesco Diversified Dividend Fund	17,787	836	—
JNL/Invesco Global Growth Fund	21,031	190,210	—
JNL/Invesco International Growth Fund	18,993	60,854	—
JNL/JPMorgan Hedged Equity Fund	1,753	2,621	—
JNL/Loomis Sayles Global Growth Fund	500	—	—
JNL/Mellon Bond Index Fund	27,230	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2020

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL/Mellon Emerging Markets Index Fund	23,351	—	—
JNL/Mellon International Index Fund	46,872	36,139	—
JNL/Mellon S&P 500 Index Fund	122,648	324,202	—
JNL/Mellon Utilities Sector Fund	2,305	4,773	—
JNL/Morningstar Wide Moat Index Fund	3,801	—	—
JNL/Mellon MSCI World Index Fund	7,477	773	—
JNL/Neuberger Berman Strategic Income Fund	23,075	—	—
JNL/PIMCO Income Fund	39,744	—	—
JNL/RAFI Fundamental Asia Developed Fund	34,049	8,232	—
JNL/RAFI Fundamental Europe Fund	17,345	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	5,954	7,480	—
JNL/RAFI Multi-Factor U.S. Equity Fund	234,292	164,278	—
JNL/WMC Government Money Market Fund	18,832	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2016, 2017, 2018 and 2019, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2020.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financials statements or disclosure in the Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2020

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)††
JNL Multi-Manager Alternative Fund
Class A	2.19	1,000.00	984.10	10.80	1,000.00	1,013.97	10.97
Class I	1.74	1,000.00	985.10	8.59	1,000.00	1,016.21	8.72
JNL Multi-Manager Emerging Markets Equity Fund
Class A	1.26	1,000.00	818.10	5.70	1,000.00	1,018.60	6.32
Class I	0.96	1,000.00	819.40	4.34	1,000.00	1,020.09	4.82
JNL Multi-Manager International Small Cap Fund
Class A	1.23	1,000.00	991.50	6.09	1,000.00	1,018.75	6.17
Class I	0.93	1,000.00	993.40	4.61	1,000.00	1,020.24	4.67
JNL Multi-Manager Mid Cap Fund
Class A	1.08	1,000.00	914.70	5.14	1,000.00	1,019.49	5.42
Class I	0.78	1,000.00	916.40	3.72	1,000.00	1,020.98	3.92
JNL Multi-Manager Small Cap Growth Fund
Class A	0.96	1,000.00	1,073.10	4.95	1,000.00	1,020.09	4.82
Class I	0.66	1,000.00	1,074.80	3.40	1,000.00	1,021.58	3.32
JNL Multi-Manager Small Cap Value Fund
Class A	1.08	1,000.00	815.90	4.88	1,000.00	1,019.49	5.42
Class I	0.78	1,000.00	817.40	3.52	1,000.00	1,020.98	3.92
JNL S&P 500 Index Fund
Class I	0.13	1,000.00	968.00	0.64	1,000.00	1,024.22	0.65
JNL/AQR Large Cap Defensive Style Fund
Class A	0.86	1,000.00	956.10	4.18	1,000.00	1,020.59	4.32
Class I	0.56	1,000.00	958.00	2.73	1,000.00	1,022.08	2.82
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Class A	1.76	1,000.00	928.60	8.44	1,000.00	1,016.11	8.82
Class I	1.46	1,000.00	929.90	7.01	1,000.00	1,017.60	7.32
JNL/AQR Managed Futures Strategy Fund
Class A	1.27	1,000.00	986.80	6.27	1,000.00	1,018.55	6.37
Class I	0.97	1,000.00	989.60	4.80	1,000.00	1,020.04	4.87
JNL/BlackRock Advantage International Fund
Class A	1.01	1,000.00	883.10	4.73	1,000.00	1,019.84	5.07
Class I	0.71	1,000.00	884.10	3.33	1,000.00	1,021.33	3.57
JNL/BlackRock Global Allocation Fund
Class A	1.03	1,000.00	1,000.00	5.12	1,000.00	1,019.74	5.17
Class I	0.73	1,000.00	1,000.70	3.63	1,000.00	1,021.23	3.67
JNL/BlackRock Global Natural Resources Fund
Class A	1.02	1,000.00	840.50	4.67	1,000.00	1,019.79	5.12
Class I	0.72	1,000.00	842.20	3.30	1,000.00	1,021.28	3.62
JNL/BlackRock Large Cap Select Growth Fund
Class A	0.87	1,000.00	1,133.40	4.61	1,000.00	1,020.54	4.37
Class I	0.57	1,000.00	1,135.10	3.03	1,000.00	1,022.03	2.87

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)††
JNL/Boston Partners Global Long Short Equity Fund
Class A	2.04	1,000.00	888.00	9.58	1,000.00	1,014.72	10.22
Class I	1.80	1,000.00	889.90	8.46	1,000.00	1,015.91	9.02
JNL/Causeway International Value Select Fund
Class A	0.97	1,000.00	825.00	4.40	1,000.00	1,020.04	4.87
Class I	0.67	1,000.00	826.50	3.04	1,000.00	1,021.53	3.37
JNL/ClearBridge Large Cap Growth Fund
Class A	0.95	1,000.00	1,065.90	4.88	1,000.00	1,020.14	4.77
Class I	0.65	1,000.00	1,067.60	3.34	1,000.00	1,021.63	3.27
JNL/DFA International Core Equity Fund
Class A	0.92	1,000.00	857.70	4.25	1,000.00	1,020.29	4.62
Class I	0.57	1,000.00	858.90	2.63	1,000.00	1,022.03	2.87
JNL/DFA U.S. Core Equity Fund
Class A	0.80	1,000.00	919.20	3.82	1,000.00	1,020.89	4.02
Class I	0.45	1,000.00	921.10	2.15	1,000.00	1,022.63	2.26
JNL/DoubleLine Core Fixed Income Fund
Class A	0.77	1,000.00	1,015.20	3.86	1,000.00	1,021.03	3.87
Class I	0.47	1,000.00	1,016.20	2.36	1,000.00	1,022.53	2.36
JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A	1.09	1,000.00	954.40	5.30	1,000.00	1,019.44	5.47
Class I	0.78	1,000.00	955.40	3.79	1,000.00	1,020.98	3.92
JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A	1.01	1,000.00	898.20	4.77	1,000.00	1,019.84	5.07
Class I	0.71	1,000.00	899.90	3.35	1,000.00	1,021.33	3.57
JNL/Fidelity Institutional Asset Management Total Bond Fund
Class A	0.79	1,000.00	1,048.30	4.02	1,000.00	1,020.93	3.97
Class I	0.49	1,000.00	1,049.80	2.50	1,000.00	1,022.43	2.46
JNL/First State Global Infrastructure Fund
Class A	1.15	1,000.00	880.80	5.38	1,000.00	1,019.14	5.77
Class I	0.85	1,000.00	881.80	3.98	1,000.00	1,020.64	4.27
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1.06	1,000.00	930.00	5.09	1,000.00	1,019.59	5.32
Class I	0.76	1,000.00	931.70	3.65	1,000.00	1,021.08	3.82
JNL/Franklin Templeton Growth Allocation Fund
Class A	0.99	1,000.00	953.00	4.81	1,000.00	1,019.94	4.97
Class I	0.69	1,000.00	954.00	3.35	1,000.00	1,021.43	3.47
JNL/Franklin Templeton Income Fund
Class A	0.93	1,000.00	896.10	4.38	1,000.00	1,020.24	4.67
Class I	0.63	1,000.00	898.10	2.97	1,000.00	1,021.73	3.17
JNL/Franklin Templeton International Small Cap Fund
Class A	1.26	1,000.00	762.50	5.52	1,000.00	1,018.60	6.32
Class I	0.96	1,000.00	763.30	4.21	1,000.00	1,020.09	4.82

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)††
JNL/Goldman Sachs Competitive Advantage Fund
Class A	0.66	1,000.00	979.20	3.25	1,000.00	1,021.58	3.32
Class I	0.36	1,000.00	981.00	1.77	1,000.00	1,023.07	1.81
JNL/Goldman Sachs Dividend Income & Growth Fund
Class A	0.65	1,000.00	801.00	2.91	1,000.00	1,021.63	3.27
Class I	0.35	1,000.00	801.80	1.57	1,000.00	1,023.12	1.76
JNL/Goldman Sachs International 5 Fund
Class A	0.75	1,000.00	796.20	3.35	1,000.00	1,021.13	3.77
Class I	0.40	1,000.00	797.30	1.79	1,000.00	1,022.87	2.01
JNL/Goldman Sachs Intrinsic Value Fund
Class A	0.67	1,000.00	800.70	3.00	1,000.00	1,021.53	3.37
Class I	0.37	1,000.00	802.40	1.66	1,000.00	1,023.02	1.86
JNL/Goldman Sachs Total Yield Fund
Class A	0.67	1,000.00	794.00	2.99	1,000.00	1,021.53	3.37
Class I	0.37	1,000.00	795.60	1.65	1,000.00	1,023.02	1.86
JNL/GQG Emerging Markets Equity Fund
Class A	1.36	1,000.00	987.00	6.72	1,000.00	1,018.10	6.82
Class I	1.06	1,000.00	988.90	5.24	1,000.00	1,019.59	5.32
JNL/Harris Oakmark Global Equity Fund
Class A	1.14	1,000.00	839.10	5.21	1,000.00	1,019.19	5.72
Class I	0.84	1,000.00	840.10	3.84	1,000.00	1,020.69	4.22
JNL/Heitman U.S. Focused Real Estate Fund
Class A	1.10	1,000.00	847.30	5.05	1,000.00	1,019.39	5.52
Class I	0.80	1,000.00	848.80	3.68	1,000.00	1,020.89	4.02
JNL/Invesco Diversified Dividend Fund
Class A	0.98	1,000.00	855.80	4.52	1,000.00	1,019.99	4.92
Class I	0.68	1,000.00	856.80	3.14	1,000.00	1,021.48	3.42
JNL/Invesco Global Growth Fund
Class A	0.95	1,000.00	986.20	4.69	1,000.00	1,020.14	4.77
Class I	0.65	1,000.00	987.50	3.21	1,000.00	1,021.63	3.27
JNL/Invesco Global Real Estate Fund
Class A	1.06	1,000.00	794.10	4.73	1,000.00	1,019.59	5.32
Class I	0.76	1,000.00	795.30	3.39	1,000.00	1,021.08	3.82
JNL/Invesco International Growth Fund
Class A	0.98	1,000.00	921.60	4.68	1,000.00	1,019.99	4.92
Class I	0.68	1,000.00	923.30	3.25	1,000.00	1,021.48	3.42
JNL/Invesco Small Cap Growth Fund
Class A	1.06	1,000.00	1,051.80	5.41	1,000.00	1,019.59	5.32
Class I	0.76	1,000.00	1,053.20	3.88	1,000.00	1,021.08	3.82
JNL/JPMorgan Global Allocation Fund
Class A	1.07	1,000.00	931.40	5.14	1,000.00	1,019.54	5.37
Class I	0.62	1,000.00	932.50	2.98	1,000.00	1,021.78	3.12

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)††
JNL/JPMorgan Growth & Income Fund
Class A	0.98	1,000.00	786.60	4.35	1,000.00	1,019.99	4.92
Class I	0.61	1,000.00	787.90	2.71	1,000.00	1,021.83	3.07
JNL/JPMorgan Hedged Equity Fund
Class A	0.97	1,000.00	1,036.80	4.91	1,000.00	1,020.04	4.87
Class I	0.67	1,000.00	1,037.60	3.39	1,000.00	1,021.53	3.37
JNL/JPMorgan MidCap Growth Fund
Class A	0.91	1,000.00	1,115.80	4.79	1,000.00	1,020.34	4.57
Class I	0.61	1,000.00	1,117.50	3.21	1,000.00	1,021.83	3.07
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	0.68	1,000.00	1,064.30	3.49	1,000.00	1,021.48	3.42
Class I	0.38	1,000.00	1,065.20	1.95	1,000.00	1,022.97	1.91
JNL/Loomis Sayles Global Growth Fund
Class A	1.03	1,000.00	1,077.10	5.32	1,000.00	1,019.74	5.17
Class I	0.72	1,000.00	1,078.50	3.72	1,000.00	1,021.28	3.62
JNL/Lord Abbett Short Duration Income Fund
Class A*	0.80	1,000.00	1,021.00	1.44	1,000.00	1,020.89	4.02
Class I*	0.50	1,000.00	1,021.00	0.90	1,000.00	1,022.38	2.51
JNL/Mellon Bond Index Fund
Class A	0.56	1,000.00	1,059.70	2.87	1,000.00	1,022.08	2.82
Class I	0.26	1,000.00	1,060.70	1.33	1,000.00	1,023.57	1.31
JNL/Mellon Communication Services Sector Fund
Class A	0.67	1,000.00	993.80	3.32	1,000.00	1,021.53	3.37
Class I	0.32	1,000.00	994.80	1.59	1,000.00	1,023.27	1.61
JNL/Mellon Consumer Discretionary Sector Fund
Class A	0.64	1,000.00	1,080.20	3.31	1,000.00	1,021.68	3.22
Class I	0.29	1,000.00	1,082.20	1.50	1,000.00	1,023.42	1.46
JNL/Mellon Consumer Staples Sector Fund
Class A	0.67	1,000.00	937.60	3.23	1,000.00	1,021.53	3.37
Class I	0.32	1,000.00	939.60	1.54	1,000.00	1,023.27	1.61
JNL/Mellon Dow Index Fund
Class A	0.65	1,000.00	912.60	3.09	1,000.00	1,021.63	3.27
Class I	0.30	1,000.00	914.20	1.43	1,000.00	1,023.37	1.51
JNL/Mellon Emerging Markets Index Fund
Class A	0.74	1,000.00	901.80	3.50	1,000.00	1,021.18	3.72
Class I	0.43	1,000.00	904.00	2.04	1,000.00	1,022.73	2.16
JNL/Mellon Energy Sector Fund
Class A	0.65	1,000.00	633.00	2.64	1,000.00	1,021.63	3.27
Class I	0.30	1,000.00	634.30	1.22	1,000.00	1,023.37	1.51
JNL/Mellon Financial Sector Fund
Class A	0.64	1,000.00	757.00	2.80	1,000.00	1,021.68	3.22
Class I	0.29	1,000.00	758.60	1.27	1,000.00	1,023.42	1.46

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)††
JNL/Mellon Healthcare Sector Fund
Class A	0.63	1,000.00	1,008.80	3.15	1,000.00	1,021.73	3.17
Class I	0.28	1,000.00	1,010.30	1.40	1,000.00	1,023.47	1.41
JNL/Mellon Industrials Sector Fund
Class A	0.70	1,000.00	864.40	3.24	1,000.00	1,021.38	3.52
Class I	0.35	1,000.00	865.40	1.62	1,000.00	1,023.12	1.76
JNL/Mellon Information Technology Sector Fund
Class A	0.63	1,000.00	1,140.90	3.35	1,000.00	1,021.73	3.17
Class I	0.28	1,000.00	1,142.80	1.49	1,000.00	1,023.47	1.41
JNL/Mellon International Index Fund
Class A	0.63	1,000.00	890.60	2.96	1,000.00	1,021.73	3.17
Class I	0.33	1,000.00	892.00	1.55	1,000.00	1,023.22	1.66
JNL/Mellon Materials Sector Fund
Class A	0.70	1,000.00	909.10	3.32	1,000.00	1,021.38	3.52
Class I	0.35	1,000.00	910.60	1.66	1,000.00	1,023.12	1.76
JNL/Mellon MSCI KLD 400 Social Index Fund
Class A	0.75	1,000.00	991.30	3.71	1,000.00	1,021.13	3.77
Class I	0.40	1,000.00	993.50	1.98	1,000.00	1,022.87	2.01
JNL/Mellon MSCI World Index Fund
Class A	0.67	1,000.00	942.90	3.24	1,000.00	1,021.53	3.37
Class I	0.32	1,000.00	944.60	1.55	1,000.00	1,023.27	1.61
JNL/Mellon Nasdaq 100 Index Fund
Class A	0.66	1,000.00	1,165.10	3.55	1,000.00	1,021.58	3.32
Class I	0.31	1,000.00	1,166.80	1.67	1,000.00	1,023.32	1.56
JNL/Mellon Real Estate Sector Fund
Class A	0.69	1,000.00	858.10	3.19	1,000.00	1,021.43	3.47
Class I	0.34	1,000.00	860.10	1.57	1,000.00	1,023.17	1.71
JNL/Mellon S&P 400 MidCap Index Fund
Class A	0.56	1,000.00	869.70	2.60	1,000.00	1,022.08	2.82
Class I	0.26	1,000.00	870.90	1.21	1,000.00	1,023.57	1.31
JNL/Mellon S&P 500 Index Fund
Class A	0.53	1,000.00	966.50	2.59	1,000.00	1,022.23	2.66
Class I	0.23	1,000.00	967.80	1.13	1,000.00	1,023.72	1.16
JNL/Mellon Small Cap Index Fund
Class A	0.57	1,000.00	819.70	2.58	1,000.00	1,022.03	2.87
Class I	0.27	1,000.00	821.30	1.22	1,000.00	1,023.52	1.36
JNL/Mellon Utilities Sector Fund
Class A	0.66	1,000.00	878.00	3.08	1,000.00	1,021.58	3.32
Class I	0.31	1,000.00	879.30	1.45	1,000.00	1,023.32	1.56
JNL/MFS Mid Cap Value Fund
Class A	0.96	1,000.00	824.00	4.35	1,000.00	1,020.09	4.82
Class I	0.66	1,000.00	824.30	2.99	1,000.00	1,021.58	3.32

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)††
JNL/Morningstar Wide Moat Index Fund
Class A	0.77	1,000.00	950.10	3.73	1,000.00	1,021.03	3.87
Class I	0.47	1,000.00	951.10	2.28	1,000.00	1,022.53	2.36
JNL/Neuberger Berman Strategic Income Fund
Class A	0.93	1,000.00	993.80	4.61	1,000.00	1,020.24	4.67
Class I	0.63	1,000.00	995.60	3.13	1,000.00	1,021.73	3.17
JNL/PIMCO Income Fund
Class A	0.94	1,000.00	986.70	4.64	1,000.00	1,020.19	4.72
Class I	0.64	1,000.00	988.60	3.16	1,000.00	1,021.68	3.22
JNL/PIMCO Real Return Fund
Class A	1.07	1,000.00	1,056.40	5.47	1,000.00	1,019.54	5.37
Class I	0.77	1,000.00	1,058.40	3.94	1,000.00	1,021.03	3.87
JNL/PPM America Floating Rate Income Fund
Class A	0.93	1,000.00	944.20	4.50	1,000.00	1,020.24	4.67
Class I	0.63	1,000.00	945.40	3.05	1,000.00	1,021.73	3.17
JNL/PPM America High Yield Bond Fund
Class A	0.74	1,000.00	938.10	3.57	1,000.00	1,021.18	3.72
Class I	0.44	1,000.00	939.40	2.12	1,000.00	1,022.68	2.21
JNL/PPM America Small Cap Value Fund
Class A	0.99	1,000.00	715.50	4.22	1,000.00	1,019.94	4.97
Class I	0.69	1,000.00	716.70	2.95	1,000.00	1,021.43	3.47
JNL/PPM America Total Return Fund
Class A	0.79	1,000.00	1,063.00	4.05	1,000.00	1,020.93	3.97
Class I	0.49	1,000.00	1,065.40	2.52	1,000.00	1,022.43	2.46
JNL/RAFI Fundamental Asia Developed Fund
Class A	0.68	1,000.00	866.20	3.16	1,000.00	1,021.48	3.42
Class I	0.37	1,000.00	867.20	1.72	1,000.00	1,023.02	1.86
JNL/RAFI Fundamental Europe Fund
Class A	0.68	1,000.00	806.00	3.05	1,000.00	1,021.48	3.42
Class I	0.37	1,000.00	807.70	1.66	1,000.00	1,023.02	1.86
JNL/RAFI Fundamental U.S. Small Cap Fund
Class A	0.67	1,000.00	822.80	3.04	1,000.00	1,021.53	3.37
Class I	0.32	1,000.00	824.70	1.45	1,000.00	1,023.27	1.61
JNL/RAFI Multi-Factor U.S. Equity Fund
Class A	0.67	1,000.00	892.10	3.15	1,000.00	1,021.53	3.37
Class I	0.37	1,000.00	893.00	1.74	1,000.00	1,023.02	1.86
JNL/T. Rowe Price Balanced Fund
Class A	1.00	1,000.00	961.80	4.88	1,000.00	1,019.89	5.02
Class I	0.70	1,000.00	962.80	3.42	1,000.00	1,021.38	3.52
JNL/T. Rowe Price Established Growth Fund
Class A	0.83	1,000.00	1,090.10	4.31	1,000.00	1,020.74	4.17
Class I	0.53	1,000.00	1,091.70	2.76	1,000.00	1,022.23	2.66

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2020

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)††
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	0.99	1,000.00	979.30	4.87	1,000.00	1,019.94	4.97
Class I	0.69	1,000.00	980.90	3.40	1,000.00	1,021.43	3.47
JNL/T. Rowe Price Short-Term Bond Fund
Class A	0.71	1,000.00	1,022.60	3.57	1,000.00	1,021.33	3.57
Class I	0.41	1,000.00	1,025.20	2.06	1,000.00	1,022.82	2.06
JNL/T. Rowe Price U.S. High Yield Fund
Class A	0.99	1,000.00	931.00	4.75	1,000.00	1,019.94	4.97
Class I	0.69	1,000.00	933.30	3.32	1,000.00	1,021.43	3.47
JNL/T. Rowe Price Value Fund
Class A	0.87	1,000.00	861.60	4.03	1,000.00	1,020.54	4.37
Class I	0.57	1,000.00	862.80	2.64	1,000.00	1,022.03	2.87
JNL/Vanguard Growth ETF Allocation Fund
Class A	0.63	1,000.00	945.20	3.05	1,000.00	1,021.73	3.17
Class I	0.21	1,000.00	946.60	1.02	1,000.00	1,023.82	1.06
JNL/Vanguard Moderate ETF Allocation Fund
Class A	0.62	1,000.00	986.70	3.06	1,000.00	1,021.78	3.12
Class I	0.20	1,000.00	989.50	0.99	1,000.00	1,023.87	1.01
JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A	0.62	1,000.00	966.30	3.03	1,000.00	1,021.78	3.12
Class I	0.20	1,000.00	967.50	0.98	1,000.00	1,023.87	1.01
JNL/Westchester Capital Event Driven Fund
Class A	1.63	1,000.00	931.60	7.83	1,000.00	1,016.76	8.17
Class I	1.26	1,000.00	932.20	6.05	1,000.00	1,018.60	6.32
JNL/WMC Balanced Fund
Class A	0.71	1,000.00	951.00	3.44	1,000.00	1,021.33	3.57
Class I	0.41	1,000.00	952.40	1.99	1,000.00	1,022.82	2.06
JNL/WMC Government Money Market Fund
Class A	0.35	1,000.00	1,002.10	1.74	1,000.00	1,023.12	1.76
Class I	0.25	1,000.00	1,002.80	1.24	1,000.00	1,023.62	1.26
JNL/WMC Value Fund
Class A	0.78	1,000.00	844.10	3.58	1,000.00	1,020.98	3.92
Class I	0.48	1,000.00	845.40	2.20	1,000.00	1,022.48	2.41

† For Classes with at least 6-month’s operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the most recent 6-month period). For Classes with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 64/366 (to reflect the period since the Class’ inception).

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the most recent 6-month period).

* Class has less than 6-month’s operating history and the amounts reported in Expenses Using Actual Fund Return are not comparable to Expenses Using Hypothetical 5% Return.

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

JNL Series Trust

(the “Trust”)

Results of Special Meetings of Shareholders

On March 27, 2020, a special meeting of shareholders of the JNL/FPA + DoubleLine® Flexible Allocation Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/FPA + DoubleLine® Flexible Allocation Fund, a series of the Trust, into the JNL/JPMorgan Global Allocation Fund, also a series of the Trust.	105,943,722.430	3,722,343.996	8,178,553.919	117,844,620.345

Additionally, on March 27, 2020, a special meeting of shareholders of the JNL/Franklin Templeton Global Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Franklin Templeton Global Fund, a series of the Trust, into the JNL/Loomis Sayles Global Growth Fund, also a series of the Trust.	36,884,889.477	1,072,639.842	3,146,667.944	41,104,197.263

Additionally, on March 27, 2020, a joint special meeting of shareholders of the JNL/Invesco China-India Fund and the JNL/Oppenheimer Emerging Markets Innovator Fund, each a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results), with shareholders of the JNL/Oppenheimer Emerging Markets Innovator Fund voting on Proposal 1 below and shareholders of the JNL/Invesco China-India Fund voting on Proposal 2:

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Oppenheimer Emerging Markets Innovator Fund, a series of the Trust, into the JNL/Lazard Emerging Markets Fund, also a series of the Trust.	27,075,112.934	620,327.763	2,148,999.490	29,844,440.187
2. To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Invesco China-India Fund, a series of the Trust, into the JNL/Lazard Emerging Markets Fund, also a series of the Trust.	46,445,699.777	8,247,641.875	3,072,611.173	57,765,952.825

Additionally, on March 27, 2020, a special meeting of shareholders of the JNL/Lazard Emerging Markets Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
1A. To approve the name, investment strategy, and primary benchmark changes for the JNL/Lazard Emerging Markets Fund.	65,851,364.482	1,566,147.080	4,926,974.790	72,344,486.352
1B. To approve a change to the fundamental policy regarding industry concentration for the JNL/Lazard Emerging Markets Fund.	64,963,801.971	1,729,735.038	5,650,949.343	72,344,486.352

Additionally, on March 27, 2020, a special meeting of shareholders of the JNL/Mellon S&P 1500 Growth Index Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Mellon S&P 1500 Growth Index Fund, a series of the Trust, into the JNL/Mellon Nasdaq® 100 Index Fund, a series of the JNL Variable Fund LLC.	10,750,167.289	249,471.706	614,850.485	11,614,489.480

Additionally, on March 27, 2020, a special meeting of shareholders of the JNL/Mellon S&P 1500 Value Index Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Mellon S&P 1500 Value Index Fund, a series of the Trust, into the JNL/Mellon DowSM Index Fund, a series of the JNL Variable Fund LLC.	8,648,438.388	97,577.050	253,281.710	8,999,297.148

Additionally, on March 27, 2020, a special meeting of shareholders of the JNL/PPM America Value Equity Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/PPM America Value Equity Fund, a series of the Trust, into the JNL/Franklin Templeton Mutual Shares Fund, also a series of the Trust.	7,609,408.023	208,298.928	500,444.111	8,318,151.061

JNL Series Trust

(the “Trust”)

APPROVAL OF SUB-ADVISORY AGREEMENT

An investment advisory agreement with a registered investment company, including any sub-advisory agreement, must terminate automatically upon its “assignment,” and the change of control described below constitutes such an assignment. The Board of Trustees of the Trust (“Board”) may approve a new investment sub-advisory agreement resulting from an assignment without shareholder approval in reliance on the Trust’s Manager of Managers exemptive order.

The Board oversees the management of the Trust and its separate funds and, as required by law, determines whether to approve the Trust’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable).

At a meeting on June 2-4, 2020, the Board, including all of the independent trustees, who are not interested persons (as defined in the Investment Company Act of 1940, as amended), (the “Independent Trustees”) of the JNL/ClearBridge Large Cap Growth Fund and a portion of the assets of the JNL Multi-Manager Mid Cap Fund (each a “Fund” and collectively, the “Funds”), considered information relating to the termination of the current Investment Sub-Advisory Agreement between JNAM and ClearBridge Investments, LLC (“ClearBridge”) (“Original Sub-Advisory Agreement”) and a new investment sub-advisory agreement between JNAM and ClearBridge (“ClearBridge Sub-Advisory Agreement”).

ClearBridge is a wholly owned asset management subsidiary of Legg Mason, Inc. (“Legg Mason”). On February 18, 2020, Franklin Resources, Inc. (“Franklin”) announced that it will acquire 100% of Legg Mason (the “Franklin Transaction”). Franklin is a holding company that, together with its subsidiaries, operates as Franklin Templeton®. Certain Franklin subsidiaries currently serve as sub-advisers or sub-sub-advisers to existing funds of the Trust. The Franklin Transaction will result in an assignment and automatic termination of the Original Sub-Advisory Agreement. The Franklin Transaction is anticipated to be completed on or about August 1, 2020.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the ClearBridge Sub-Advisory Agreement. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the ClearBridge Sub-Advisory Agreement. With respect to its approval of the ClearBridge Sub-Advisory Agreement, the Board noted that ClearBridge already provides services to the Funds, and thus, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the ClearBridge Sub-Advisory Agreement to be effective upon the termination of the Original Sub-Advisory Agreement.

In reviewing the ClearBridge Sub-Advisory Agreement and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of services to be provided, (2) the investment performance of ClearBridge and the Funds’ investment team, (3) cost of services of ClearBridge, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow, and (6) other benefits that may accrue to ClearBridge through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the ClearBridge Sub-Advisory Agreement.

Before approving the ClearBridge Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and ClearBridge and to consider the terms of the ClearBridge Sub-Advisory Agreement. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the ClearBridge Sub-Advisory Agreement is in the best interests of the shareholders of the Funds. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality, and Extent of Services

The Board examined the nature, quality, and extent of the services provided by ClearBridge. The Board noted JNAM’s evaluation of ClearBridge, as well as JNAM’s recommendation, based on its review of ClearBridge, in connection with its approval of the ClearBridge Sub-Advisory Agreement.

The Board reviewed the qualifications, background, and responsibilities of ClearBridge’s portfolio managers who would be responsible for the day-to-day management of the Funds and noted that the Funds’ portfolio managers would not change in connection with the change of control. The Board reviewed information pertaining to ClearBridge’s organizational structure, senior management, financial condition, investment operations, and other relevant information. The Board considered compliance reports about ClearBridge from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that the Funds are likely to benefit from the nature, extent, and quality of the services to be provided by ClearBridge under the ClearBridge Sub-Advisory Agreement.

Investment Performance of the Funds

The Board noted that the JNL Multi-Manager Mid Cap Fund outperformed its benchmark in one of the last three completed calendar years, and the JNL/ClearBridge Large Cap Growth Fund outperformed its benchmark in one of the last two completed calendar years. The Board considered information relating to the change of control and noted JNAM’s and ClearBridge’s assertions that the change of control will not affect the services provided to the Funds, and that there will be no changes to the investment philosophy, process, or investment team for the Funds. The Board concluded that it would be in the best interests of the Funds and their respective shareholders to approve the ClearBridge Sub-Advisory Agreement.

  Costs of Services

The Board reviewed the fees to be paid to ClearBridge, which would be paid by JNAM (not the Funds). The Board noted that the sub-advisory fee schedules for the Funds will not change as a result of the change of control and will remain the same as the fee schedule in the Original Sub-Advisory Agreement. The Board also noted that none of the existing fees paid directly by the Funds will change as a result of the change in control. The Board concluded that the sub-advisory fees are in the best interests of the Funds and its shareholders in light of the services to be provided.

Profitability

The Board considered information concerning the costs incurred and profits realized by ClearBridge. The Board determined that profits realized by ClearBridge were not unreasonable.

Economies of Scale

The Board considered whether the Funds’ fees reflect the potential for economies of scale for the benefit of each Fund’s shareholders. Based on information provided by JNAM and ClearBridge, the Board noted that each Fund’s fee schedule contains breakpoints that decrease the fee rate as assets increase.

The Board concluded that the fees in some measure share economies of scale with shareholders.

Other Benefits to ClearBridge

In evaluating the benefits that may accrue to ClearBridge through its relationship with the Funds, the Board noted that ClearBridge may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of ClearBridge as a result of its relationship with the Funds.

In light of all the facts noted above, the Board concluded that it would be in the best interests of the Funds and its shareholders to approve the ClearBridge Sub-Advisory Agreement.

JNL Series Trust

(the “Trust”)

APPROVAL OF SUB-ADVISORY AGREEMENT

An investment advisory agreement with a registered investment company, including any sub-advisory agreement, must terminate automatically upon its “assignment,” and the change of control described below constitutes such an assignment. The Board of Trustees of the Trust (“Board”) may approve a new investment sub-advisory agreement resulting from an assignment without shareholder approval in reliance on the Trust’s Manager of Managers exemptive order.

The Board oversees the management of the Trust and its separate funds and, as required by law, determines whether to approve the Trust’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable).

At a meeting on June 2-4, 2020, the Board, including all of the independent trustees, who are not interested persons (as defined in the Investment Company Act of 1940, as amended), (the “Independent Trustees”) of the JNL Multi-Manager Alternative Fund (the “Fund”), considered information relating to the termination of the current Investment Sub-Advisory Agreement between JNAM and Western Asset Management Company, LLC (“WAMCO”) (“Original Sub-Advisory Agreement”) and a new investment sub-advisory agreement between JNAM and WAMCO (“WAMCO Sub-Advisory Agreement”).

WAMCO is a wholly owned asset management subsidiary of Legg Mason, Inc. (“Legg Mason”). On February 18, 2020, Franklin Resources, Inc. (“Franklin”) announced that it will acquire 100% of Legg Mason (the “Franklin Transaction”). Franklin is a holding company that, together with its subsidiaries, operates as Franklin Templeton®. Certain Franklin subsidiaries currently serve as sub-advisers or sub-sub-advisers to existing funds of the Trust. The Franklin Transaction will result in an assignment and automatic termination of the Original Sub-Advisory Agreement. The Franklin Transaction is anticipated to be completed on or about August 1, 2020. WAMCO sub-advises a portion of the assets of the Fund.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the WAMCO Sub-Advisory Agreement. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the WAMCO Sub-Advisory Agreement. With respect to its approval of the WAMCO Sub-Advisory Agreement, the Board noted that WAMCO already provides services to the Fund, and thus, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the WAMCO Sub-Advisory Agreement to be effective upon the termination of the Original Sub-Advisory Agreement.

In reviewing the WAMCO Sub-Advisory Agreement and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of services to be provided, (2) the investment performance of WAMCO and the Fund’s investment team, (3) cost of services of WAMCO, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as the Fund grows, and (6) other benefits that may accrue to WAMCO through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the WAMCO Sub-Advisory Agreement.

Before approving the WAMCO Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and WAMCO and to consider the terms of the WAMCO Sub-Advisory Agreement. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the WAMCO Sub-Advisory Agreement is in the best interests of the shareholders of the Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality, and Extent of Services

The Board examined the nature, quality, and extent of the services provided by WAMCO. The Board noted JNAM’s evaluation of WAMCO, as well as JNAM’s recommendation, based on its review of WAMCO, in connection with its approval of the WAMCO Sub-Advisory Agreement.

The Board reviewed the qualifications, background, and responsibilities of WAMCO’s portfolio managers who would be responsible for the day-to-day management of the Fund and noted that the Fund’s portfolio managers would not change in connection with the change of control. The Board reviewed information pertaining to WAMCO’s organizational structure, senior management, financial condition, investment operations, and other relevant information. The Board considered compliance reports about WAMCO from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that the Fund is likely to benefit from the nature, extent, and quality of the services to be provided by WAMCO under the WAMCO Sub-Advisory Agreement.

Investment Performance of the Fund

The Board noted that the Fund outperformed its benchmark in three of the last four completed calendar years. The Board considered information relating to the change of control and noted JNAM’s and WAMCO’s assertions that the change of control will not affect the services provided to the Fund, and that there will be no changes to the investment philosophy, process, or investment team for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the WAMCO Sub-Advisory Agreement.

Costs of Services

The Board reviewed the fees to be paid to WAMCO, which would be paid by JNAM (not the Fund). The Board noted that the sub-advisory fee schedule for the Fund will not change as a result of the change of control and will remain the same as the fee schedule in the Original Sub-Advisory Agreement. The Board also noted that none of the existing fees paid directly by the Fund will change as a result of the change in control. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Profitability

The Board considered information concerning the costs incurred and profits realized by WAMCO. The Board determined that profits realized by WAMCO were not unreasonable.

Economies of Scale

The Board considered whether the Fund’s fees reflect the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM and WAMCO, the Board noted that the Fund’s fee schedule contains breakpoints that decrease the fee rate as assets increase.

The Board concluded that the fees in some measure share economies of scale with shareholders.

Other Benefits to WAMCO

In evaluating the benefits that may accrue to WAMCO through its relationship with the Fund, the Board noted that WAMCO may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Fund’s assets and may also develop additional investment advisory business with JNAM, the Fund or other clients of WAMCO as a result of its relationship with the Fund.

In light of all the facts noted above, the Board concluded that it would be in the best interests of the Fund and its shareholders to approve the WAMCO Sub-Advisory Agreement.

Jackson Variable Series Trust

(the “Trust”)

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s).

At a meeting on February 26-February 28, 2020, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to a new Sub-Advisory Agreement between Ziegler Capital Management, LLC (“Ziegler” or the “Sub-Adviser”), sub-adviser to JNL/FAMCO Flex Core Covered Call Fund (the “Fund”), and JNAM, to be effective upon the completion of the change of control of Ziegler. The sale of Ziegler by Ziegler’s parent company, Stifel Financial Corporation, to 1251 Capital Group, Inc. will automatically terminate the current sub-advisory agreement with Ziegler.

At its December 3-5, 2019 meeting, the Board approved the merger of the Fund into the JNL/JPMorgan Hedged Equity Fund (the “JPMorgan Fund”), a series of the JNL Series Trust, effective as of the close of business April 24, 2020. If the change of control occurs before the merger, a new investment sub-advisory agreement with Ziegler will be needed through April 24, 2020. If the change of control occurs after April 24, 2020, a new investment sub-advisory agreement will not be needed because the Fund will have been merged into the JPMorgan Fund.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Sub-Advisory Agreement.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Sub-Advisory Agreement.  With respect to its approval of the Sub-Advisory Agreement, the Board noted that the Sub-Advisory Agreement was with a Sub-Adviser that already provides services to one or more existing funds in the Trust. Thus, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Sub-Advisory Agreement.

In reviewing the Sub-Advisory Agreement and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Sub-Adviser and/or the Fund’s investment team; (3) cost of services of the Sub-Adviser; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows; and (6) other benefits that may accrue to the Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Sub-Advisory Agreement.

Before approving the Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and to consider the terms of the Sub-Advisory Agreement.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Sub-Advisory Agreement is in the best interests of the shareholders of the Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, in connection with its approval of the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who are responsible for the day-to-day management of the Fund and noted that the portfolio managers would not change in connection with the change of control.  The Board reviewed information pertaining to the Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to the Sub-Adviser. The Board considered compliance reports about the Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that the Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Fund

The Board noted that the Fund outperformed its benchmark in two of the last five completed calendar years and outperformed its peer group in three out of the last five completed calendar years. The Board noted that it previously approved the merger of the Fund into JPMorgan Fund, effective as of the close of business April 24, 2020. The Board considered information relating to the change of control and noted JNAM’s and Ziegler’s assertions that the change of control will not affect the services provided to the Fund, and that there will be no changes to the investment philosophy, process or investment team for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement.

Costs of Services

The Board reviewed the fees to be paid to the Fund’s Sub-Adviser. The Board noted that the fee schedule for the Fund will not change as a result of the change of control and will remain the same as the one in the current sub-advisory agreement. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Profitability

The Board considered information concerning the costs incurred and profits realized by the Sub-Adviser.  The Board determined that profits realized by the Sub-Adviser were not unreasonable.

Economies of Scale

The Board considered whether the Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Adviser, the Board noted that the sub-advisory fee arrangement for the Fund contains breakpoints that decrease the fee rate as assets increase and that the sub-advisory fee for the Fund is paid by JNAM (not the Fund). The Board concluded that the fees in some measure share economies of scale with shareholders.

Supplement Dated May 22, 2020

To The Prospectus Dated April 27, 2020

JNL ® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/RAFI® Multi-Factor U.S. Equity Fund, please delete the Class I table and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.19%
Total Annual Fund Operating Expenses[2]	0.36%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/ RAFI® Multi-Factor U.S. Equity Fund, please delete the Class I table in the entirety and replace with the following:

JNL/RAFI® Multi-Factor U.S. Equity Fund Class I
1 year	3 years	5 years	10 years
$37	$116	$202	$456
This Supplement is dated May 22, 2020.

Supplement Dated June 12, 2020

To The Prospectus Dated April 27, 2020

JNL ® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Emerging Markets Equity Fund, please add the following after the last bulleted paragraph:

•  China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the sixth paragraph the entirety and replace with following:

Nuance Investments, LLC (“Nuance”) invests in securities of medium-capitalization companies. The Nuance Mid Cap Value Strategy primarily invests in equities, including depository receipts, of companies organized or traded in the United States that Nuance believes are high quality, though temporarily out of favor. The Nuance Mid Cap Value Strategy's investments may also include preferred or convertible preferred stocks. Nuance defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Mid Cap Index at the time of initial purchase.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Global Natural Resources Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please add the following after the last paragraph:

The Fund may lend securities to increase its income.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/BlackRock Global Natural Resources Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please add the following after the last bulleted paragraph:

• Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/GQG Emerging Markets Equity Fund, please add the following after the last bulleted paragraph:

• China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Invesco International Growth Fund, please add the following after the last bulleted paragraph:

• China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Effective April 30, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Invesco Small Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Juan Hartsfield	2004	Lead Portfolio Manager, Invesco
Clay Manley	2008	Portfolio Manager, Invesco
Justin Sander	April 2020	Portfolio Manager, Invesco

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Loomis Sayles Global Growth Fund, please add the following after the last bulleted paragraph:

• China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Effective April 27, 2020, in the section entitled, “Summary Overview of Each Fund,” for the JNL/Lord Abbett Short Duration Income Fund, immediately following the section entitled “Performance,” please add the following:

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/T. Rowe Price Balanced Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund normally invests approximately 65% of its total assets in common stocks and 35% in fixed income securities. The Fund may invest up to 35% of its total assets in foreign securities.

This Supplement is dated June 12, 2020.

Supplement Dated July 22, 2020

To The Prospectus Dated April 27, 2020

JNL ® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2020, for the JNL/Causeway International Value Select Fund, please delete all references to James Doyle.

Effective June 29, 2020, for the JNL/Invesco Diversified Dividend Fund, please delete all references to Kristina Bradshaw.

Effective June 29, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Invesco Diversified Dividend Fund, please delete the “Portfolio Managers” table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Meggan Walsh, CFA	September 2017	Senior Portfolio Manager (Lead Manager), Invesco
Robert Botard, CFA	September 2017	Portfolio Manager, Invesco
Caroline Le Feuvre	June 2020	Portfolio Manager, Invesco
Chris McMeans, CFA	September 2017	Portfolio Manager, Invesco

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price U.S. High Yield Fund, please delete the fifth paragraph in the entirety.

This Supplement is dated July 22, 2020.

Supplement Dated August 21, 2020

To The Prospectus Dated April 27, 2020

JNL ® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective August 26, 2020, please delete the first paragraph of the legend for each Fund’s summary prospectus in the entirety and replace with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://connect.rightprospectus.com/Jackson. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center),

1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com. The current Prospectus and SAI, both dated April 27, 2020, as amended, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Effective July 17, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for all applicable funds, please delete “Foreign regulatory risk” in the entirety and replace with following:

• Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Effective April 30, 2020, for the JNL/DoubleLine® Total Return Fund, please delete all references to Philip A. Barach.

Effective August 4, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” sub-heading, “Relative Value Strategies,” for the JNL Multi-Manager Alternative Fund, please delete the first paragraph in the entirety.

Effective August 4, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Sub-Advisers,” for the JNL Multi-Manager Alternative Fund, please delete BlueBay Asset Management LLP.

Effective August 4, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Managers,” for the JNL Multi-Manager Alternative Fund, please delete the table rows for Justin Jewell and Tim Leary.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” sub-heading, “WCM Small Cap Value Strategy,” for the JNL Multi-Manager Small Cap Value Fund, please delete the third through fifth paragraphs in the entirety.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Value Fund, please add the following after the last paragraph:

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Effective July 31, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/DoubleLine® Total Return Fund, please delete the “Portfolio Managers” table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Jeffrey E. Gundlach	September 2013	Chief Executive Officer and Chief Investment Officer, DoubleLine
Ken Shinoda, CFA	July 2020	Portfolio Manager, DoubleLine
Andrew Hsu, CFA	September 2019	Portfolio Manager, DoubleLine

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Franklin Templeton Growth Allocation Fund, please delete last paragraph in the entirety and replace with the following:

The Fund may also invest in derivative instruments. The Fund regularly uses currency derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks. The Fund also may, from time to time, use a variety of equity-related derivatives, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes and options on equity index futures, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund may, from time to time, use credit default swaps and options on credit default swaps and interest rate derivatives, including interest rate swaps and interest rate/bond futures contracts, and options on interest rate/bond futures and on interest rate swaps (swaptions) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries, currencies or durations.

This Supplement is dated August 21, 2020.

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JNL Series Trust One Corporate Way Lansing, MI 48951

VADV6413 06/20

Item 2.	Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)

Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund, JNL/Crescent High Income Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/DoubleLine Total Return Fund, JNL/Fidelity Institutional Asset Management Total Bond Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs International 5 Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/Lord Abbett Short Duration Income Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/MFS Mid Cap Value Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund, JNL/RAFI Fundamental Asia Developed Fund, JNL/RAFI Fundamental Europe Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/RAFI Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund and JNL/WMC Balanced Fund for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2020, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.3%
Financials 18.8%
1st Constitution Bancorp	1	7
1st Security Bank of Washington	—	18
1st Source Corporation	2	87
ACNB Corporation	1	30
Affiliated Managers Group, Inc.	3	202
Allegiance Bancshares, Inc.	2	49
A-Mark Precious Metals, Inc. (a)	1	15
Ambac Financial Group, Inc. (a)	3	39
American Equity Investment Life Holding Company	8	206
American National Bankshares Inc.	1	35
American National Insurance Company	2	108
American River Bankshares	1	12
Ameris Bancorp	5	127
Amerisafe, Inc.	2	116
Ames National Corporation	1	20
Argo Group International Holdings, Ltd.	2	83
Arrow Financial Corporation	2	61
Artisan Partners Asset Management Inc. - Class A	6	190
Associated Banc-Corp	12	165
Associated Capital Group Inc. - Class A	—	14
Assured Guaranty Ltd.	6	138
Asta Funding, Inc. (a)	—	2
Atlantic Capital Bancshares, Inc. (a)	3	31
Atlantic Union Bank	6	143
Atlanticus Holdings Corporation (a)	2	20
AXIS Capital Holdings Limited	2	71
Axos Financial, Inc. (a)	6	138
Banc of California, Inc.	3	36
BancFirst Corporation	3	134
BancorpSouth Bank	7	159
Bank of Hawaii Corporation	2	134
Bank of Marin Bancorp	2	54
Bank of N.T. Butterfield & Son Limited (The)	6	134
Bank OZK	8	190
BankFinancial Corporation	2	14
BankUnited, Inc.	7	138
Banner Corporation	3	108
Bar Harbor Bankshares	2	34
Baycom Corp (a)	1	14
BCB Bancorp, Inc.	2	18
Benefytt Technologies, Inc. - Class A (a)	2	48
Berks County Industrial Development Authority (a)	4	19
Berkshire Hills Bancorp, Inc.	6	61
BGC Partners, Inc. - Class A	31	84
Blucora, Inc. (a)	4	48
BOK Financial Corporation	2	111
Boston Private Financial Holdings Inc.	9	59
Bridge Bancorp Inc.	2	55
Bridgewater Bancshares, Inc. (a)	3	34
Brighthouse Financial, Inc. (a)	6	176
Brightsphere Investment Group Inc.	10	125
Brookline Bancorp, Inc.	7	75
Bryn Mawr Bank Corp.	2	60
Business First Bancshares, Inc.	2	31
Byline Bancorp, Inc.	4	55
C&F Financial Corporation	—	13
Cadence Bancorporation - Class A	9	82
Cambridge Bancorp	1	36
Camden National Corp.	1	40
Cannae Holdings, Inc. (a)	5	221
Capital City Bank Group Inc.	2	39
Capitol Federal Financial	12	131
Capstar Financial Holdings, Inc.	2	23
Cathay General Bancorp	6	163
CBTX, Inc.	2	49
Central Pacific Financial Corp.	2	35
Central Valley Community Bancorp	1	14
Century Bancorp Inc. - Class A	1	43
Chemung Financial Corporation	—	5
CIT Group Inc.	5	95
Citizens & Northern Corp.	2	33
	Shares/Par[1]	Value ($)
Citizens Inc. - Class A (a) (b)	4	24
City Holdings Co.	2	100
Civista Bancshares Inc.	2	31
CNB Financial Corp.	3	47
Cohen & Steers, Inc.	4	243
Columbia Banking System Inc.	6	172
Columbia Financial, Inc. (a)	9	131
Community Bank System Inc.	3	169
Community Bankers Trust Corp.	1	8
Community Trust Bancorp Inc.	2	63
ConnectOne Bancorp, Inc.	3	55
Cowen Inc. - Class A	2	32
Crawford & Co. - Class A	3	21
Crawford & Co. - Class B	3	20
Cullen/Frost Bankers Inc. (b)	2	165
Curo Group Holdings Corp.	4	29
Customers Bancorp, Inc. (a)	2	29
CVB Financial Corp.	8	159
Diamond Hill Investment Group, Inc.	—	43
Dime Community Bancshares Inc.	2	31
Donegal Group Inc. - Class A	3	40
Donnelley Financial Solutions, Inc. (a)	4	34
Eagle Bancorp Inc.	3	98
Eaton Vance Corp.	4	167
eHealth, Inc. (a)	2	165
Elevate Credit, Inc. (a)	4	6
Employer Holdings Inc.	3	77
Encore Capital Group, Inc. (a)	3	98
Enova International, Inc. (a)	3	47
Enstar Group Limited (a)	1	168
Enterprise Bancorp Inc.	2	44
Enterprise Financial Services Corp.	3	87
Equity Bancshares, Inc. - Class A (a)	2	43
Esquire Financial Holdings, Inc. (a)	1	16
Essent Group Ltd.	4	139
Evercore Inc. - Class A	3	184
EZCORP, Inc. - Class A (a)	7	45
Farmers National Banc Corp.	3	40
FB Financial Corporation	3	63
FBL Financial Group, Inc. - Class A	2	88
Federal Agricultural Mortgage Corporation - Class C	1	58
Federated Investors, Inc. - Class B	8	183
Fednat Holding Company	1	16
Financial Institutions Inc.	1	27
First Bancorp.	3	63
First Bancorp.	18	101
First Bancshares Inc.	3	57
First Bank of New Jersey	1	8
First Busey Corporation	5	85
First Business Financial Services, Inc.	1	19
First Citizens BancShares, Inc. - Class A	—	90
First Commonwealth Financial Corporation	9	76
First Community Bancshares, Inc.	2	48
First Financial Bancorp.	8	111
First Financial Bankshares, Inc.	9	247
First Financial Corporation	2	58
First Financial Northwest, Inc.	1	7
First Foundation Inc.	3	50
First Hawaiian, Inc.	9	148
First Horizon National Corporation	3	32
First Internet Bancorp	1	23
First Interstate BancSystem, Inc. - Class A	3	108
First Merchants Corporation	5	131
First Mid Bancshares, Inc.	2	56
First Midwest Bancorp, Inc.	10	129
First United Corporation	—	7
FirstCash, Inc.	3	174
Flagstar Bancorp, Inc.	6	171
Flushing Financial Corp.	4	49
FNB Corp.	19	144
Franklin Financial Network, Inc.	1	35
Fulton Financial Corp.	12	128
GAIN Capital Holdings, Inc. (b)	2	13
GAMCO Investors Inc. - Class A	1	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Genworth Financial, Inc. - Class A (a)	4	9
German American Bancorp Inc.	2	67
Glacier Bancorp, Inc.	5	190
Global Indemnity Ltd - Class A	1	35
Goosehead Insurance, Inc. - Class A (a)	1	79
Great Southern Bancorp Inc.	2	63
Great Western Bancorp Inc.	5	66
Green Dot Corporation - Class A (a)	5	247
Greenhill & Co. Inc.	2	24
Greenlight Capital Re, Ltd. - Class A (a)	4	23
Guaranty Bancshares Inc.	2	39
Hallmark Financial Services, Inc. (a)	2	6
Hamilton Lane Inc. - Class A	2	104
Hancock Whitney Co.	7	151
Hanmi Financial Corp.	3	28
Hanover Insurance Group Inc.	2	155
HarborOne Bancorp, Inc. (a)	7	60
HCI Group, Inc.	1	42
Heartland Financial USA, Inc.	3	108
Hennessy Advisors Inc. (b)	1	6
Heritage Commerce Corp.	6	43
Heritage Financial Corporation	3	60
Heritage Insurance Holdings, Inc.	4	53
Hingham Institution for Savings	—	42
Home Bancorp, Inc.	1	26
Home BancShares, Inc.	12	187
HomeStreet, Inc.	2	51
HomeTrust Bancshares Inc.	1	18
Hope Bancorp, Inc.	10	92
Horace Mann Educators Corp.	4	132
Horizon Bancorp Inc.	5	50
Houlihan Lokey Inc. - Class A	2	125
Howard Bancorp Inc. (a)	2	23
IberiaBank Corp.	3	152
Impac Mortgage Holdings, Inc. (a)	1	2
Independence Holding Co.	1	21
Independence Holdings, LLC	4	91
Independent Bank Corp.	2	125
Independent Bank Group, Inc.	3	126
Interactive Brokers Group, Inc.	4	168
International Bancshares Corporation	6	182
INTL FCStone Inc. (a)	2	122
Investors Bancorp, Inc.	19	164
Investors Title Co.	—	30
James River Group, Inc.	3	126
Janus Henderson Group PLC	11	226
Jefferies Financial Group Inc.	11	166
Kearny Financial Corp	3	25
Kemper Corp.	3	201
Kingstone Cos. Inc.	1	6
Kinsale Capital Group, Inc.	1	189
Lakeland Bancorp Inc.	5	53
Lakeland Financial Corp.	2	116
Lazard Ltd - Class A	4	123
LCNB Corp.	1	8
Legg Mason, Inc.	5	271
LendingClub Corporation (a)	8	38
LendingTree, Inc. (a) (b)	1	257
Live Oak Bancshares, Inc.	4	52
Longlade, Dr Charles W	2	26
Luther Burbank Corporation	5	54
Macatawa Bank Corp.	5	37
Maiden Holdings, Ltd. (a)	5	6
Manning & Napier, Inc. - Class A	3	7
Marlin Business Services Inc.	1	6
MBIA Inc. (a)	6	40
Mercantile Bank Corp.	2	44
Merchants Bancorp, Inc.	3	48
Mercury General Corp.	4	151
Meridian Bancorp, Inc.	4	45
Meta Financial Group, Inc.	3	53
Metropolitan Bank Holding Corp. (a)	1	25
Midland States Bancorp Inc.	3	41
MidWestOne Financial Group Inc.	2	44
	Shares/Par[1]	Value ($)
Moelis & Company LLC - Class A	5	153
Mr. Cooper Group Inc. (a)	9	109
MVB Financial Corp.	1	17
National Bank Holdings Corp. - Class A	2	55
National Bankshares Inc.	—	9
National General Holdings Corp.	8	176
National Western Life Group Inc. - Class A	—	61
Navient Corporation	16	114
NBT Bancorp Inc.	4	108
Nelnet, Inc. - Class A	2	107
New York Community Bancorp Inc.	16	162
Nicholas Financial, Inc. (a)	2	14
Nicolet Bankshares, Inc. (a)	1	56
NMI Holdings Inc. - Class A (a)	5	83
Northeast Bank	1	13
Northfield Bancorp Inc.	4	51
Northrim BanCorp Inc.	1	14
Northwest Bancshares Inc.	11	110
OceanFirst Financial Corp.	5	80
Ocwen Financial Corp. (a)	6	4
OFG Bancorp	4	56
Old National Bancorp	10	142
Old Republic International Corp.	4	58
Old Second Bancorp Inc.	3	22
On Deck Capital Inc. (a)	8	6
Oppenheimer Holdings Inc. - Class A	2	34
Origin Bancorp, Inc.	2	44
Pacific Mercantile Bancorp (a)	1	4
Pacific Premier Bancorp, Inc.	7	149
PacWest Bancorp	7	132
Palomar Holdings, Inc. (a)	1	55
Park National Corp.	1	99
Peapack Gladstone Financial Corp.	2	38
PennyMac Financial Services, Inc.	7	290
Peoples Bancorp Inc.	2	50
People's Utah Bancorp	2	50
Pinnacle Financial Partners, Inc.	4	183
Piper Jaffray Cos.	2	92
PJT Partners Inc. - Class A	2	116
Popular Inc.	3	102
Preferred Bank	1	51
Premier Financial Corporation	3	54
Primerica, Inc.	2	196
ProAssurance Corporation	5	76
Protective Insurance Company - Class B	1	18
Provident Financial Services, Inc.	6	89
Pzena Investment Management, Inc. - Class A	1	6
QCR Holdings, Inc.	2	54
Radian Group Inc.	2	27
RBB Bancorp	2	34
Regional Management Corp. (a)	1	21
Reliant Bancorp, Inc.	1	10
Renasant Corporation	5	135
Republic Bancorp Inc. - Class A	2	61
Republic First Bancorp Inc. (a)	5	12
Riverview Bancorp Inc.	3	15
RLI Corp.	3	232
S&T Bancorp Inc.	3	81
Safeguard Scientifics Inc.	1	10
Safety Insurance Group, Inc.	1	100
Sandy Spring Bancorp Inc.	3	82
SB One Bancorp.	—	5
Seacoast Banking Corp. of Florida (a)	4	90
Select Bancorp, Inc. (a)	1	12
Selective Insurance Group Inc.	4	199
ServisFirst Bancshares, Inc.	5	174
Sierra BanCorp	2	34
Silvercrest Asset Management Group Inc. - Class A	1	10
Simmons First National Corp. - Class A	9	155
SLM Corporation	26	182
Smartfinancial, Inc.	2	25
South State Corp.	5	230
Southern First Bancshares Inc. (a)	1	23
Southern Missouri Bancorp Inc.	1	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Southern National Bancorp of Virginia Inc.	2	24
Southside Bancshares, Inc.	3	78
Spirit Of Texas Bancshares Inc. (a)	2	23
State Auto Financial Corp.	4	74
Sterling Bancorp	13	150
Sterling Bancorp, Inc.	5	16
Stewart Information Services Corp.	2	79
Stifel Financial Corp.	4	205
Stock Yards Bancorp Inc.	2	99
Summit Financial Group, Inc.	1	13
Synovus Financial Corp.	1	18
TCF Financial Corporation	9	275
Territorial Bancorp Inc.	1	25
Texas Capital Bancshares, Inc. (a)	3	88
The Bancorp, Inc. (a)	5	51
The First Bancorp, Inc.	1	26
The First of Long Island Corporation	3	49
The PRA Group, Inc. (a)	4	146
Third Point Reinsurance Ltd. (a)	8	62
Timberland Bancorp Inc.	1	12
Tompkins Financial Corp.	1	89
TowneBank	6	113
Trico Bancshares	3	79
Tristate Capital Holdings, Inc. (a)	3	46
Triumph Bancorp, Inc. (a)	3	61
Trupanion Inc. (a) (b)	1	60
TrustCo Bank Corp.	6	41
Trustmark Corp.	5	129
UMB Financial Corp.	3	147
Umpqua Holdings Corp.	13	140
United Bankshares Inc.	6	168
United Community Banks, Inc.	7	146
United Fire Group Inc.	2	68
United Insurance Holdings Corp.	5	36
Universal Insurance Holdings, Inc.	3	59
Univest Financial Corporation	3	50
Valley National Bancorp	26	200
Veritex Holdings Inc.	1	26
Virtu Financial Inc. - Class A	6	131
Virtus Partners, Inc.	1	101
Waddell & Reed Financial Inc. - Class A	4	69
Walker & Dunlop, Inc.	3	152
Washington Federal Inc.	6	166
Washington Trust Bancorp, Inc.	2	56
Waterstone Financial, Inc.	3	39
Webster Financial Corp.	6	163
WesBanco Inc.	6	119
West Bancorporation, Inc.	2	37
Westamerica Bancorp	2	125
Western Alliance Bancorp	4	152
Western New England Bancorp Inc.	4	25
Westwood Holdings Group Inc.	1	16
White Mountains Insurance Group Ltd	—	161
Wintrust Financial Corporation	4	155
WisdomTree Investments, Inc.	13	47
World Acceptance Corp. (a)	1	42
WSFS Financial Corp.	4	113
		28,101
Industrials 17.3%
AAON, Inc.	3	150
AAR Corp.	2	35
ABM Industries Incorporated	6	213
Acacia Research Corporation (a)	6	23
ACCO Brands Corporation	7	50
Acuity Brands, Inc.	1	110
Advanced Disposal Services, Inc. (a)	6	178
Advanced Drainage Systems, Inc.	3	162
Aegion Corporation (a)	1	23
Aerojet Rocketdyne Holdings, Inc. (a)	5	205
AeroVironment, Inc. (a)	2	153
AGCO Corporation	2	132
Air Lease Corporation - Class A	4	105
Air Transport Services Group, Inc. (a)	6	134
	Shares/Par[1]	Value ($)
Alamo Group Inc.	1	128
Albany International Corp. - Class A	3	147
Allegiant Travel Company	1	123
Allied Motion Technologies Inc.	1	36
Allison Systems, Inc.	4	153
Altra Industrial Motion Corp.	5	164
Ameresco, Inc. - Class A (a)	4	106
American Superconductor Corporation (a)	2	20
American Woodmark Corporation (a)	2	137
Apogee Enterprises, Inc.	3	59
Applied Industrial Technologies, Inc.	3	200
ARC Document Solutions, Inc.	3	3
Arcbest Corporation	2	48
Arcosa, Inc.	4	149
Ardmore Shipping Services (Ireland) Limited	4	16
Argan, Inc.	1	53
Armstrong Flooring, Inc. (a)	2	6
Armstrong World Industries, Inc.	3	227
Astec Industries, Inc.	2	97
Astronics Corporation (a)	3	27
Astronics Corporation - Class B (a)	—	1
Atkore International Group Inc. (a)	5	130
Atlas Air Worldwide Holdings, Inc. (a)	3	133
Avis Budget Group, Inc. (a)	6	148
Axone Intelligence Inc. (a)	1	84
AZZ Inc.	3	87
Barnes Group Inc.	4	164
Barrett Business Services, Inc.	1	34
Beacon Roofing Supply, Inc. (a)	6	166
BG Staffing, Inc.	2	18
Blue Bird Global Corporation (a)	3	46
BlueLinx Holdings Inc. (a)	1	7
Brady Corp. - Class A	3	135
Briggs & Stratton Corp. (b)	3	4
BrightView Holdings, Inc. (a)	8	93
Builders FirstSource, Inc. (a)	11	232
CAI International Inc. (a)	2	28
Casella Waste Systems Inc. - Class A (a)	4	200
CBIZ Inc. (a)	5	129
Ceco Environmental Corp. (a)	5	36
Chart Industries, Inc. (a)	2	99
Cimpress Public Limited Company (a)	2	143
CIRCOR International, Inc. (a)	2	41
Civeo Corporation (a)	12	7
Clean Harbors Inc. (a)	4	213
Colfax Corp. (a)	7	202
Columbus Mckinnon Corp.	3	96
Comfort Systems USA Inc.	3	133
Commercial Vehicle Group Inc. (a)	4	12
Construction Partners, Inc. - Class A (a)	4	74
Costamare Inc.	11	61
Covanta Holding Corporation	13	122
Covenant Transportation Group, Inc. - Class A (a)	1	20
CRA International, Inc.	1	35
Crane Co.	1	50
CSW Industrials Inc.	2	106
Cubic Corp.	2	118
Curtiss-Wright Corp.	1	64
Daseke Companies, Inc. (a)	7	28
Deluxe Corp.	3	81
Douglas Dynamics, Inc.	2	87
Ducommun Inc. (a)	1	41
DXP Enterprises Inc. (a)	2	38
Dycom Industries, Inc. (a)	3	115
Eagle Bulk Shipping Inc. (a)	8	17
Eastern Co.	1	10
Echo Global Logistics, Inc. (a)	3	56
Elance, Inc. (a)	10	146
EMCOR Group, Inc.	2	110
Encore Wire Corp.	2	86
Energy Recovery, Inc. (a)	4	33
Enerpac Tool Group Corp.	6	107
EnerSys	3	199
Ennis Inc.	3	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
EnPro Industries, Inc.	2	83
ESCO Technologies Inc.	2	169
Evoqua Water Technologies Corp. (a)	11	212
Exponent, Inc.	3	248
Federal Signal Corporation	6	169
Fluor Corp.	4	43
Forrester Research Inc. (a)	1	48
Forward Air Corp.	3	136
Franklin Covey Co. (a)	1	29
Franklin Electric Co. Inc.	3	170
FreightCar America Inc. (a)	1	1
Gates Industrial Corporation PLC (a)	9	90
GATX Corporation	3	166
Genco Shipping & Trading Limited	5	31
Generac Holdings Inc. (a)	4	433
Gibraltar Industries Inc. (a)	3	124
GMS Inc. (a)	4	110
Golden Ocean Group Limited (b)	1	5
Goldfield Corp. (a)	1	5
Gorman-Rupp Co.	2	77
GP Strategies Corporation (a)	1	10
GrafTech International Ltd.	18	141
Graham Corp.	1	15
Granite Construction Incorporated	4	73
Great Lakes Dredge & Dock Corp. (a)	6	54
Greenbrier Cos. Inc.	3	61
H&E Equipment Services, Inc.	3	64
Harsco Corporation (a)	6	85
Hawaiian Holdings, Inc.	4	55
HC2 Holdings, Inc. (a) (b)	1	3
Healthcare Services Group Inc.	7	162
Heartland Express Inc.	7	149
Heidrick & Struggles International Inc.	3	57
Helios Technologies, Inc.	3	125
Herc Holdings Inc. (a)	3	81
Heritage-Crystal Clean, LLC (a)	3	52
Herman Miller Inc.	5	109
Hertz Global Holdings, Inc. (a) (b)	11	15
Hill International Inc. (a)	5	8
HNI Corp.	5	139
HUB Group Inc. - Class A (a)	3	146
Hudson Global, Inc. (a)	—	1
Hurco Cos. Inc.	1	29
Huron Consulting Group Inc. (a)	2	104
Huttig Building Products Inc. (a)	2	2
Hyster-Yale Materials Handling Inc. - Class A	2	66
ICF International, Inc.	2	115
IES Holdings, Inc. (a)	2	46
InnerWorkings, Inc. (a)	6	8
Innovative Solutions and Support, Inc. (a)	—	2
Insperity, Inc.	2	150
Insteel Industries, Inc.	2	39
Interface Inc.	5	42
IntriCon Corporation (a)	1	19
ITT Industries Holdings, Inc.	—	27
JELD-WEN Holding, Inc. (a)	9	144
John Bean Technologies Corp.	2	149
Kadant Inc.	1	111
Kaman Corp.	2	96
Kelly Services Inc. - Class A	4	56
Kennametal Inc.	7	208
Kforce Inc.	2	69
Kimball International Inc. - Class B	4	44
Kirby Corp. (a)	2	105
Knoll Inc.	4	54
Korn Ferry	5	166
Kratos Defense & Security Solutions, Inc. (a)	8	130
Landstar System Inc.	2	244
Lawson Products Inc. (a)	1	39
LB Foster Co. (a)	1	14
Lincoln Electric Holdings Inc.	1	66
Lindsay Corp.	1	80
LSI Industries Inc.	3	21
Lydall Inc. (a)	2	25
	Shares/Par[1]	Value ($)
Macquarie Infrastructure Corporation	7	203
Manitex International Inc. (a)	1	5
Manitowoc Co. Inc. (a)	4	45
ManpowerGroup Inc.	1	38
Marten Transport Ltd.	6	139
Masonite International Corporation (a)	3	197
MasTec Inc. (a)	5	209
Mastech Digital, Inc. (a)	1	19
Matson Intermodal - Paragon, Inc.	4	121
Matthews International Corp. - Class A	3	61
McGrath RentCorp	2	124
Mercury Systems Inc. (a)	3	237
Meritor, Inc. (a)	7	134
Mesa Air Group, Inc. (a)	4	14
Miller Industries Inc.	1	40
Mistras Group, Inc. (a)	3	10
Mobile Mini, Inc.	4	128
Moog Inc. - Class A	3	149
MRC Global Inc. (a)	7	41
MSA Safety Inc.	2	264
MSC Industrial Direct Co. - Class A	1	109
Mueller Industries Inc.	5	143
Mueller Water Products Inc. - Class A	15	141
MYR Group Inc. (a)	2	69
National Presto Industries Inc.	1	75
Navistar International Corporation (a)	6	172
NN Inc.	4	19
Northwest Pipe Co. (a)	1	25
Now, Inc. (a)	9	75
NV5 Global, Inc. (a)	1	52
Nvent Electric Public Limited Company	10	181
Omega Flex Inc.	1	107
Orion Energy Systems, Inc. (a)	5	18
Orion Group Holdings, Inc. (a)	2	8
Oshkosh Corp.	3	203
PAM Transportation Services Inc. (a)	1	16
Park-Ohio Holdings Corp.	1	19
Patrick Industries, Inc.	2	119
Patriot Transportation, Inc.	—	3
PGT Innovations, Inc. (a)	5	74
Powell Industries Inc.	1	30
Preformed Line Products Co.	1	26
Primoris Services Corporation	5	85
Proto Labs Inc. (a)	2	220
Quad/Graphics Inc. - Class A	3	10
Quanex Building Products Corp.	2	30
Quanta Services, Inc.	1	57
Radiant Logistics, Inc. (a)	6	23
Raven Industries Inc.	4	80
RBC Bearings Incorporated (a)	1	190
Red Violet, Inc. (a) (b)	1	22
Regal-Beloit Corp.	3	222
Resideo Technologies, Inc. (a)	8	89
Resources Connection, Inc.	4	45
REV Group Inc.	6	34
Rexnord Corporation	7	203
RR Donnelley & Sons Co.	8	10
Rush Enterprises Inc. - Class A	2	83
Saia, Inc. (a)	2	241
Schneider National, Inc. - Class B	5	134
Scorpio Bulkers Inc.	1	10
Sharps Compliance Corp. (a)	1	10
Shyft Group, Inc.	3	58
Simpson Manufacturing Co. Inc.	3	212
SiteOne Landscape Supply, Inc. (a)	2	265
SkyWest Inc.	4	118
SP Plus Corporation (a)	2	38
Spirit Airlines Inc. (a) (b)	6	104
SPX Corp. (a)	4	180
SPX Flow, Inc. (a)	2	77
Standex International Corp.	2	93
Steelcase Inc. - Class A	8	95
Stericycle Inc. (a)	1	31
Sterling Construction Co. Inc. (a)	3	34

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Stock Building Supply Holdings, LLC (a)	6	150
SunRun Inc. (a)	11	224
Team, Inc. (a)	3	16
Tennant Co.	2	124
Terex Corp.	7	135
Tetra Tech, Inc.	3	273
Textainer Group Holdings Limited (a)	5	44
Thermon Group Holdings, Inc. (a)	2	32
Timken Co.	5	216
Titan International, Inc.	9	14
Titan Machinery Inc. (a)	2	20
TPI Composites, Inc. (a)	4	103
Transact, Inc. (a)	1	19
Trex Company, Inc. (a)	4	479
TriMas Corp. (a)	4	100
TriNet Group Inc. (a)	4	237
Trinity Industries Inc.	9	197
Triton Container International Limited - Class A	6	171
Triumph Group Inc.	1	14
TrueBlue, Inc. (a)	2	36
Tutor Perini Corp. (a)	5	55
Twin Disc Inc. (a)	1	4
U.S. Xpress Enterprises, Inc. (a)	5	29
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	149
Universal Logistics Holdings, Inc.	3	44
US Ecology Parent, Inc.	2	54
USA Truck Inc. (a)	1	9
Valmont Industries Inc.	1	147
Vectrus, Inc. (a)	1	74
Veritiv Corp. (a)	2	28
Viad Corp	2	33
Vicor Corp. (a) (b)	3	212
Virgin Galactic Holdings, Inc. (a) (b)	3	46
VSE Corp.	1	31
Wabash National Corp.	4	41
Watts Water Technologies Inc. - Class A	2	132
Welbilt Inc. (a)	10	63
Werner Enterprises Inc.	4	182
WESCO International, Inc. (a)	5	159
Willscot Corp. (a)	11	135
Woodward Governor Co.	1	85
YRC Worldwide Inc. (a)	4	8
		25,963
Consumer Discretionary 15.6%
1-800-Flowers.Com, Inc. - Class A (a)	4	84
Aaron's, Inc.	4	190
Abercrombie & Fitch Co. - Class A	5	58
Acushnet Holdings Corp.	7	229
Adient Public Limited Company (a)	9	148
Adtalem Global Education Inc. (a)	2	78
American Axle & Manufacturing Holdings, Inc. (a)	11	87
American Eagle Outfitters, Inc.	14	157
American Public Education, Inc. (a)	1	33
America's Car Mart, Inc. (a)	1	60
Arch Restaurants, Inc. - Class A	1	37
Ark Restaurants Corp.	1	7
Asbury Automotive Group, Inc. (a)	2	122
Ascena Retail Group, Inc. (a) (b)	1	1
Aspen Group, Inc. (a)	3	25
At Home Group, Inc. (a) (b)	8	55
AutoNation, Inc. (a)	5	199
Barnes & Noble Education, Inc. (a)	5	9
Bassett Furniture Industries, Incorporated	1	6
BBX Capital Corporation - Class A	8	21
Bed Bath & Beyond Inc. (b)	9	95
Big 5 Sporting Goods Corporation (b)	3	5
Big Lots, Inc.	3	109
BJ's Restaurants, Inc.	2	40
Bloomin' Brands, Inc.	7	74
Boot Barn Holdings, Inc. (a)	2	52
Brinker International Inc.	3	75
Brink's Co.	3	135
	Shares/Par[1]	Value ($)
Brunswick Corp.	2	150
Buckle Inc. (b)	5	83
Build-A-Bear Workshop Inc. (a)	1	3
Caleres Inc.	2	19
Callaway Golf Co.	8	138
Camping World Holdings, Inc. - Class A (b)	3	91
Capri Holdings Limited (a)	4	63
Carriage Services Inc.	2	36
Carrols Restaurant Group, Inc. (a)	4	17
Carter's Inc.	3	211
Cato Corp. - Class A	2	18
Cavco Industries Inc. (a)	1	153
Century Communities Inc. (a)	2	69
Cheesecake Factory Inc. (b)	3	77
Chico's FAS Inc.	13	18
Childrens Place Retail Stores Inc. (b)	1	44
Choice Hotels International Inc.	2	167
Churchill Downs Inc.	1	128
Chuy's Holdings Inc. (a)	2	23
Citi Trends, Inc.	1	17
Collectors Universe, Inc.	1	46
Conn's Inc. (a)	2	23
Container Store Group Inc. (a)	7	22
Cooper Tire & Rubber Co.	5	127
Cooper-Standard Holdings Inc. (a)	1	19
Copa Holdings, S.A. - Class A	2	102
Core-Mark Holding Co. Inc.	4	102
Cracker Barrel Old Country Store, Inc.	2	202
Crocs Inc. (a)	6	226
Culp Inc.	1	11
Dana Holding Corp.	14	173
Dave & Buster's Entertainment Inc. (b)	3	34
Deckers Outdoor Corp. (a)	2	346
Del Taco Restaurants Inc. (a)	3	16
Delphi Technologies PLC (a)	7	105
Delta Apparel Inc. (a)	1	12
Denny's Corporation (a)	5	48
Designer Brands Inc. - Class A	5	37
Dick's Sporting Goods Inc.	5	190
Dillard's Inc. - Class A (b)	1	31
Dine Brands Global Inc.	2	64
Dixie Group Inc. - Class A (a)	1	1
Dorman Products Inc. (a)	3	174
Duluth Holdings Inc. - Class B (a) (b)	1	9
El Pollo Loco Holdings Inc. (a)	4	60
Eldorado Resorts, Inc. (a)	4	163
Escalade Inc.	2	30
Ethan Allen Interiors Inc.	2	29
Everi Holdings Inc. (a)	7	35
Express, Inc. (a)	6	9
Extended Stay America, Inc. - Class B	16	175
Fiesta Restaurant Group, Inc. (a)	3	22
Flexsteel Industries Inc.	1	14
Floor & Decor Holdings Inc. (a)	4	235
Foot Locker, Inc.	4	106
Fossil Group, Inc. (a)	3	16
Fox Factory Holding Corp. (a)	4	303
Francesca's Holdings Corporation (a) (b)	—	1
Frontdoor, Inc. (a)	5	220
FTI Consulting Inc. (a)	2	226
Funko Inc. - Class A (a) (b)	2	12
GameStop Corp. - Class A (a) (b)	8	36
Garrett Motion Inc. (a)	8	43
Genesco Inc. (a)	1	30
Gentherm Incorporated (a)	3	131
G-III Apparel Group, Ltd. (a)	3	39
Gopro Inc. - Class A (a) (b)	11	50
Graham Holdings Co.	—	108
Grand Canyon Education, Inc. (a)	2	162
Grantley Adams International Airport Inc. - Class A (a)	1	7
Green Brick Partners Inc. (a)	4	45
Griffon Corporation	5	85
Group 1 Automotive Inc.	1	80

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Grubhub Holdings Inc. (a)	1	104
Guess Inc.	5	52
H & R Block, Inc.	6	83
Hamilton Beach Brands Holding Company	1	10
Hanesbrands Inc.	13	143
Harley-Davidson, Inc.	5	121
Haverty Furniture Cos. Inc.	1	23
Helen of Troy Ltd (a)	1	280
Hibbett Sports Inc. (a)	2	33
Hilton Grand Vacations Inc. (a)	7	145
Hooker Furniture Corp.	2	33
Horizon Global Corporation (a)	1	3
Houghton Mifflin Harcourt Company (a)	11	20
Hudson Ltd. (a)	3	14
Installed Building Products, Inc. (a)	3	221
International Game Technology PLC (b)	17	151
iRobot Corp. (a) (b)	2	140
J. Alexander's Holdings, Inc. (a)	1	7
Jack in the Box Inc.	2	145
Johnson Outdoors Inc. - Class A	1	74
K12 Inc. (a)	3	81
KAR Auction Services, Inc.	12	167
KB Home	9	261
Kohl's Corporation	4	86
Kontoor Brands, Inc.	4	74
L Brands, Inc.	9	142
Lakeland Industries Inc. (a)	2	36
Lands' End, Inc. (a)	3	26
Laureate Education Inc. - Class A (a)	11	105
La-Z-Boy Inc.	4	116
LCI Industries	2	259
Leaf Group Ltd. (a)	4	15
Leggett & Platt Inc.	5	191
LGI Homes, Inc. (a)	2	207
Lifetime Brands, Inc.	2	14
Lindblad Expeditions Holdings Inc. (a)	4	33
Liquidity Services, Inc. (a)	3	20
Lithia Motors Inc. - Class A	2	275
Lumber Liquidators, Inc. (a)	2	30
M/I Homes, Inc. (a)	3	87
Macy's, Inc. (b)	14	98
Malibu Boats, Inc. - Class A (a)	2	122
Marine Products Corp.	2	30
MarineMax Inc. (a)	2	44
Marriott Vacations Worldwide Corporation	2	188
MasterCraft Boat Holdings, Inc. (a)	3	48
Mattel, Inc. (a)	10	97
MDC Holdings Inc.	6	205
Meritage Homes Corporation (a)	4	324
Modine Manufacturing Co. (a)	6	31
Monarch Casino & Resort Inc. (a)	1	35
Monro Inc.	3	164
Motorcar Parts of America Inc. (a)	2	35
Movado Group Inc.	1	12
Murphy USA Inc. (a)	2	219
Nathan's Famous Inc.	1	29
National Vision Holdings, Inc. (a)	6	178
Nautilus, Inc. (a)	2	22
New Home Co. Inc. (a)	2	6
Noodles & Company - Class A (a)	5	28
Nordstrom Inc. (b)	2	37
Obh Inc. - Class A (a)	—	3
Obh Inc. - Class B (a)	—	18
Office Depot Inc.	35	83
Ollie's Bargain Outlet Holdings Inc. (a)	3	272
Oxford Industries Inc.	2	70
Papa John's International Inc.	3	213
Penn National Gaming Inc. (a) (b)	5	154
Penske Automotive Group, Inc.	5	203
Perdoceo Education Corporation (a)	7	116
PetIQ, Inc. - Class A (a) (b)	2	68
PetMed Express Inc. (b)	2	63
Pico Holdings Inc. (a)	1	12
Playa Hotels & Resorts N.V. (a)	9	34
	Shares/Par[1]	Value ($)
PlayAGS, Inc. (a)	4	14
Potbelly Corporation (a)	2	5
Purple Innovation, Inc. (a)	2	35
Quotient Technology Inc. (a)	8	59
Qurate Retail, Inc. - Class A (a)	16	152
RCI Hospitality Holdings, Inc.	1	11
Red Lion Hotels Corp. (a)	2	6
Red Robin Gourmet Burgers, Inc. (a)	1	13
Red Rock Resorts, Inc. - Class A	5	59
Regis Corp. (a)	3	28
Rent-A-Center, Inc.	6	156
RH (a)	1	369
Rocky Brands Inc.	1	18
Ruth's Hospitality Group Inc.	3	21
Sally Beauty Holdings, Inc. (a)	12	144
Scientific Games Corporation - Class A (a)	7	107
Seaworld Entertainment, Inc. (a)	7	100
ServiceMaster Holding Corporation (a)	5	186
Shake Shack Inc. - Class A (a) (b)	3	171
Shoe Carnival Inc.	1	25
Shutterstock Inc.	3	109
Signet Jewelers Limited	7	68
Six Flags Operations Inc.	6	121
Skechers U.S.A. Inc. - Class A (a)	3	88
Skyline Corp. (a)	5	115
Sleep Number Corporation (a)	3	111
Smith & Wesson Brands, Inc. (a)	8	177
Sonic Automotive, Inc. - Class A	3	89
Sonos, Inc. (a)	6	90
Sportsman's Warehouse Holdings, Inc. (a)	6	89
Stamps.com Inc. (a)	2	278
Standard Motor Products Inc.	2	92
Steven Madden Ltd.	7	173
Stitch Fix, Inc. - Class A (a) (b)	2	50
Stoneridge, Inc. (a)	3	68
Strategic Education, Inc.	1	150
Strattec Security Corp.	1	9
Superior Industries International Inc.	1	2
Superior Uniform Group Inc.	2	33
Tandy Leather Factory, Inc. (a)	1	4
Tapestry Inc.	9	123
Taylor Morrison Home II Corporation - Class A (a)	4	86
Tempur Sealy International, Inc. (a)	4	270
Tenneco Inc. (a)	2	13
Texas Roadhouse Inc.	4	215
The Goodyear Tire & Rubber Company	17	150
The Lovesac Company (a) (b)	2	40
The Michaels Companies, Inc. (a) (b)	13	92
The Rubicon Project, Inc. (a)	2	12
The Wendy's Company	11	246
Thor Industries Inc.	2	187
Tilly's Inc. - Class A	2	13
Toll Brothers Inc.	5	160
TopBuild Corp. (a)	2	259
TRI Pointe Homes, Inc. (a)	6	91
Tupperware Brands Corp.	6	26
Twin River Worldwide Holdings, Inc.	3	71
Under Armour Inc. - Class A (a)	4	44
Unifi Inc. (a)	2	23
Universal Electronics Inc. (a)	1	63
Universal Technical Institute Inc. (a)	5	31
Urban Outfitters Inc. (a)	8	124
Veoneer, Inc. (a) (b)	4	41
Vera Bradley, Inc. (a)	2	7
Vincent Holding Corp. (a)	1	5
Vista Outdoor Inc. (a)	5	79
Visteon Corporation (a)	3	183
VOXX International Corporation - Class A (a)	1	9
Weyco Group Inc.	1	13
Williams-Sonoma Inc.	—	6
Wingstop Inc.	2	255
Winmark Corp.	1	89
Winnebago Industries Inc.	3	217
Wolverine World Wide, Inc.	7	178

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
WW International, Inc. (a)	6	141
Wyndham Destinations, Inc.	6	177
Wyndham Hotels & Resorts, Inc.	3	115
YETI Holdings, Inc. (a)	7	307
ZAGG Inc (a)	4	13
Zovio Inc. (a)	2	7
Zumiez Inc. (a)	3	71
		23,443
Information Technology 14.5%
2U, Inc. (a)	6	243
3D Systems Corporation (a) (b)	8	57
A10 Networks, Inc. (a)	7	50
Acacia Communications, Inc. (a)	3	175
ACI Worldwide, Inc. (a)	7	177
ACM Research, Inc. - Class A (a)	1	56
ADS Alliance Data Systems, Inc.	2	106
ADTRAN, Inc.	5	54
Advanced Energy Industries, Inc. (a)	3	194
Agilysys, Inc. (a)	2	40
Airgain, Inc. (a)	1	9
Alarm.Com Holdings, Inc. (a)	4	231
Alpha and Omega Semiconductor Limited (a)	3	28
Altair Engineering Inc. - Class A (a)	3	131
Ambarella Inc. (a)	3	126
American Software, Inc. - Class A	3	52
Amkor Technology, Inc. (a)	17	215
Amtech Systems, Inc. (a)	2	8
AppFolio, Inc. - Class A (a)	1	143
Applied Optoelectronics, Inc. (a) (b)	2	17
Arlo Technologies, Inc. (a)	8	20
ASGN Incorporated (a)	5	308
AstroNova, Inc.	—	4
Avaya Holdings Corp. (a)	5	58
Avid Technology, Inc. (a)	5	40
Avnet, Inc.	6	162
Aware Inc. (a)	5	16
Axcelis Technologies, Inc. (a)	3	90
AXT, Inc. (a)	4	20
Badger Meter, Inc.	3	168
Bel Fuse Inc. - Class B	1	15
Belden Inc.	3	114
Benchmark Electronics, Inc.	1	28
Blackbaud, Inc.	3	165
Blackline, Inc. (a)	1	117
Bottomline Technologies Inc. (a)	3	167
Brightcove Inc. (a)	4	35
Brooks Automation Inc.	4	174
Cabot Microelectronics Corporation	2	245
CACI International Inc. - Class A (a)	1	245
CalAmp Corp. (a)	5	38
Calix, Inc. (a)	6	87
Cardtronics Group Limited - Class A (a)	5	110
Casa Systems, Inc. (a)	8	33
Cass Information Systems, Inc.	2	70
CCUR Holdings, Inc.	1	4
CDK Global, Inc.	3	114
CEVA Inc. (a)	2	76
ChannelAdvisor Corp. (a)	3	43
Cirrus Logic Inc. (a)	4	219
Clearfield, Inc. (a)	1	16
Cloudera, Inc. (a)	3	35
Coda Octopus Group, Inc. (a)	1	6
Coherent Inc. (a)	1	186
Cohu Inc.	4	62
CommScope Holding Company, Inc. (a)	5	43
CommVault Systems Inc. (a)	4	137
Comtech Telecommunications Corp.	2	41
Conduent Inc. (a)	17	41
CoreLogic, Inc.	5	321
Cornerstone OnDemand, Inc. (a)	5	189
Cree, Inc. (a)	—	23
CSG Systems International, Inc.	3	122
CTS Corp.	4	74
	Shares/Par[1]	Value ($)
Cyberoptics Corp. (a)	1	23
Daktronics Inc.	6	24
Dasan Zhone Solutions, Inc. (a)	3	26
Digi International Inc. (a)	3	35
Digital Turbine USA, Inc. (a)	9	108
Diodes Inc. (a)	4	181
DSP Group, Inc. (a)	2	38
DXC Technology Company	7	119
Ebix Inc.	3	62
EchoStar Corp. - Class A (a)	3	76
Endurance International Group Holdings, Inc. (a)	14	56
Enphase Energy, Inc. (a)	4	186
Entegris, Inc.	3	204
Envestnet, Inc. (a)	3	215
ePlus Inc. (a)	1	90
Euronet Worldwide Inc. (a)	1	94
EVERTEC, Inc.	7	187
EVO Payments, Inc. - Class A (a)	4	100
ExlService Holdings Inc. (a)	3	199
Fabrinet (a)	3	172
FARO Technologies Inc. (a)	1	77
FireEye, Inc. (a)	11	136
First Solar, Inc. (a)	3	140
Fitbit, Inc. - Class A (a)	13	86
Flex Ltd. (a)	11	117
FormFactor Inc. (a)	7	203
Globalscape, Inc.	2	17
Globant S.A. (a)	2	333
GreenSky, Inc. - Class A (a) (b)	2	12
GSI Technology, Inc. (a)	3	25
GTT Communications Inc. (a)	2	15
Hackett Group Inc.	4	60
Harmonic, Inc. (a)	6	31
I3 Verticals, Inc. - Class A (a)	2	47
Ichor Holdings, Ltd. (a)	2	40
Immersion Corp. (a)	4	24
Impinj, Inc. (a) (b)	1	35
Infinera Corporation (a)	12	71
INPHI Corporation (a)	2	200
Inseego Corp. (a) (b)	4	43
Insight Enterprises, Inc. (a)	3	159
Intelligent Systems Corporation (a)	1	17
InterDigital Communications, Inc.	3	143
Intevac Inc. (a)	3	14
Iteris, Inc. (a)	4	19
Itron Inc. (a)	2	143
J2 Cloud Services, LLC (a)	3	165
Jabil Inc.	4	123
KBR, Inc.	8	190
Kimball Electronics Group, LLC (a)	2	34
Knowles Corporation (a)	7	111
Kulicke & Soffa Industries Inc.	5	106
KVH Industries Inc. (a)	3	25
Lattice Semiconductor Corp. (a)	9	246
Limelight Networks, Inc. (a)	11	78
Littelfuse Inc.	1	232
Liveramp, Inc. (a)	4	153
LogMeIn, Inc.	3	251
Lumentum Holdings Inc. (a)	1	114
Luna Innovations Incorporated (a)	3	19
MACOM Technology Solutions Holdings, Inc. (a)	2	57
MagnaChip Semiconductor, Ltd. (a)	5	49
Manhattan Associates Inc. (a)	4	361
Mantech International Corp. - Class A	1	100
MAXIMUS Inc.	2	165
MaxLinear, Inc. - Class A (a)	4	84
Methode Electronics Inc.	3	106
MicroStrategy Inc. - Class A (a)	1	81
Mimecast Uk Limited (a)	3	144
Mitek Systems, Inc. (a)	5	44
MKS Instruments, Inc.	1	60
MoneyGram International, Inc. (a) (b)	6	19
MTS Systems Corp.	1	25
NAPCO Security Technologies Inc. (a)	3	63

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
National Instruments Corp.	—	4
NCR Corporation (a)	8	146
NeoPhotonics Corporation (a)	5	43
NETGEAR, Inc. (a)	2	45
NetScout Systems, Inc. (a)	6	163
Network-1 Technologies, Inc.	3	6
New Relic, Inc. (a)	—	30
NIC Inc.	7	157
Novantas Inc. (a)	2	228
Nuance Communications, Inc. (a)	2	44
NVE Corp.	1	41
Onespan, Inc. (a)	3	75
Onto Innovation Inc. (a)	4	129
OSI Systems Inc. (a)	2	125
PAR Technology Corp. (b)	—	13
Paylocity Holding Corporation (a)	1	132
Paysign, Inc. (a)	3	32
PC Connection, Inc.	2	116
PC-Tel, Inc.	3	18
PDF Solutions Inc. (a)	3	62
Perficient, Inc. (a)	3	113
Perspecta Inc.	9	219
PFSweb Inc. (a)	2	15
Photronics Inc. (a)	3	36
Pitney Bowes Inc.	17	43
Pixelworks, Inc. (a)	6	18
Plantronics Inc. (b)	2	26
Plexus Corp. (a)	3	189
Power Integrations Inc.	2	197
PRGX Global, Inc. (a)	4	18
Progress Software Corp.	4	151
Pure Storage, Inc. - Class A (a)	6	109
QAD Inc. - Class A	2	62
Qualys, Inc. (a)	2	254
Quantum Corporation (a)	3	13
Rambus Inc. (a)	11	172
Ribbon Communications Inc. (a)	12	48
Rogers Corp. (a)	1	168
Sabre Corporation	13	105
SailPoint Technologies Holdings, Inc. (a)	7	192
Sanmina Corp. (a)	6	143
Sapiens International Corporation N.V.	5	134
ScanSource Inc. (a)	2	56
Science Applications International Corp.	1	80
Sciplay Corporation - Class A (a)	1	22
Secureworks Corp. - Class A (a)	1	13
Semtech Corp. (a)	4	192
Servicesource International, Inc. (a)	4	7
Sharpspring Technologies, Inc. (a)	1	9
ShotSpotter, Inc. (a)	1	30
Silicon Laboratories Inc. (a)	3	253
SMART Global Holdings, Inc. (a)	2	67
SolarEdge Technologies Ltd. (a)	2	254
SPS Commerce, Inc. (a)	3	213
StarTek, Inc. (a)	2	8
Stratasys, Inc. (a) (b)	1	22
Super Micro Computer, Inc. (a)	5	153
Switch Inc - Class A	4	70
Sykes Enterprises Inc. (a)	2	54
Synaptics Incorporated (a)	3	160
Synchronoss Technologies, Inc. (a)	3	12
SYNNEX Corporation	2	206
Systemax Inc.	3	71
TeleNav Inc. (a)	5	26
Teradata Corporation (a)	5	111
Tessco Technologies Inc.	—	3
Transact Technologies Inc.	—	1
TTEC Holdings, Inc.	4	196
TTM Technologies, Inc. (a)	8	89
Tucows Inc. (a) (b)	1	33
Ultra Clean Holdings, Inc. (a)	3	64
Unisys Corp. (a)	6	64
Upland Software, Inc. (a)	2	79
Veeco Instruments Inc. (a)	5	66
	Shares/Par[1]	Value ($)
Verint Systems Inc. (a)	4	159
Verra Mobility Corporation - Class A (a)	13	137
ViaSat, Inc. (a)	3	129
Viavi Solutions Inc. (a)	15	186
Virtusa Corporation (a)	3	101
Vishay Intertechnology Inc.	9	143
Vishay Precision Group, Inc. (a)	2	39
Wayside Technology Group Inc.	—	9
Xperi Holding Corporation	4	55
		21,676
Health Care 12.2%
Abeona Therapeutics Inc. (a)	4	13
AC Immune SA (a) (b)	2	11
Acadia Healthcare Company, Inc. (a)	5	137
Acceleron Pharma Inc. (a)	1	89
Accuray Incorporated (a)	10	20
Acorda Therapeutics, Inc. (a)	4	3
Addus HomeCare Corporation (a)	1	75
Aduro Biotech, Inc. (a)	15	35
Adverum Biotechnologies, Inc. (a)	6	130
Aeglea Biotherapeutics, Inc. (a)	3	24
Aerie Pharmaceuticals, Inc. (a)	2	24
Agios Pharmaceuticals, Inc. (a)	2	97
Akcea Therapeutics, Inc. (a)	1	19
Akebia Therapeutics, Inc. (a)	11	153
Albireo Pharma, Inc. (a)	2	45
Aldeyra Therapeutics, Inc. (a)	3	11
Alector, Inc. (a)	1	27
Alkermes Public Limited Company (a)	6	122
Allscripts Healthcare Solutions, Inc. (a)	13	89
AMAG Pharmaceuticals, Inc. (a) (b)	3	19
Amedisys, Inc. (a)	2	396
American Renal Associates Holdings, Inc. (a)	4	24
Amicus Therapeutics, Inc. (a)	7	102
AMN Healthcare Services, Inc. (a)	3	122
Amphastar Pharmaceuticals, Inc. (a)	3	63
Anaptysbio, Inc. (a)	2	54
AngioDynamics, Inc. (a)	4	39
ANI Pharmaceuticals, Inc. (a)	1	29
Anika Therapeutics, Inc. (a)	1	46
Apex Medical Corp. (a)	4	22
Apollo Medical Holdings, Inc. (a)	—	4
Applied Genetic Technologies Corporation (a)	2	12
Aravas Inc. (a)	2	6
Aravive Biologics, Inc. (a)	2	24
Arcus Biosciences, Inc. (a)	4	108
Ardelyx, Inc. (a)	7	47
Arena Pharmaceuticals, Inc. (a)	2	115
Arrowhead Pharmaceuticals Inc (a)	4	153
Assembly Biosciences, Inc. (a)	3	76
Assertio Holdings, Inc. (a)	6	5
Atara Biotherapeutics, Inc. (a)	5	74
AtriCure, Inc. (a)	3	139
Atrion Corporation	—	109
Avanos Medical, Inc. (a)	3	90
AVROBIO, Inc. (a)	2	28
AxoGen, Inc. (a) (b)	4	36
BioDelivery Sciences International, Inc. (a)	13	55
BioLife Solutions, Inc. (a) (b)	2	25
BioSpecifics Technologies Corp. (a)	1	43
BioTelemetry, Inc. (a)	3	121
Bioxcel Therapeutics, Inc. (a)	1	69
Bluebird Bio, Inc. (a)	3	160
Brookdale Senior Living Inc. (a)	16	46
Calithera Biosciences, Inc. (a)	6	30
Calyxt, Inc. (a)	1	5
Cantel Medical Corp.	3	128
Cardiovascular Systems Inc. (a)	1	19
Caredx, Inc. (a)	2	54
Cassava Sciences, Inc. (a) (b)	1	3
Castlight Health, Inc. - Class B (a)	7	6
Catabasis Pharmaceuticals, Inc. (a)	2	11
Catalyst Bio, Inc. (a)	1	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Catalyst Pharmaceuticals, Inc. (a)	6	29
Champions Oncology, Inc. (a)	—	5
Chembio Diagnostics, Inc. (a)	2	6
ChemoCentryx, Inc. (a)	4	216
Chiasma, Inc. (a)	4	23
Chimerix, Inc. (a)	4	12
Cidara Therapeutics Inc. (a)	1	3
Codexis, Inc. (a)	3	35
Collegium Pharmaceutical, Inc. (a)	2	32
Community Health Systems Inc. (a)	10	29
Computer Programs & Systems Inc.	1	32
Concert Pharmaceuticals Inc. (a)	3	28
ConforMIS, Inc. (a) (b)	2	2
Conmed Corp.	1	106
Corcept Therapeutics Inc. (a)	10	164
Corvel Corp. (a)	2	108
Corvus Pharmaceuticals Inc. (a) (b)	1	3
Covetrus, Inc. (a)	8	135
Crinetics Pharmaceuticals, Inc. (a)	—	5
CRISPR Therapeutics AG (a)	1	74
Cross Country Healthcare Inc. (a)	4	22
CryoLife Inc. (a)	3	59
Cumberland Pharmaceuticals Inc. (a)	3	9
Cutera Inc. (a)	1	12
Cyclerion Therapeutics, Inc. (a) (b)	2	15
Cymabay Therapeutics, Inc. (a)	5	17
Cytomx Therapeutics, Inc. (a)	5	38
Deciphera Pharmaceuticals, Inc. (a)	1	40
Denali Therapeutics Inc. (a)	5	119
Eagle Pharmaceuticals Inc. (a)	1	61
Eiger Biopharmaceuticals, Inc. (a)	3	27
Electromed, Inc. (a)	1	12
Emergent BioSolutions Inc. (a)	3	223
Enanta Pharmaceuticals, Inc. (a)	1	60
Endo International Public Limited Company (a)	19	65
Envista Holdings Corporation (a)	4	77
Enzo Biochem Inc. (a)	4	8
Epizyme, Inc. (a)	3	48
Evolent Health, Inc. - Class A (a)	10	73
Exelixis, Inc. (a)	—	11
Fate Therapeutics, Inc. (a) (b)	1	45
FibroGen, Inc. (a)	5	190
Five Prime Therapeutics, Inc. (a)	5	28
Five Star Senior Living Inc. (a)	2	9
Fluidigm Corporation (a)	7	29
Fonar Corporation (a)	1	12
Fulgent Genetics, Inc. (a)	1	21
G1 Therapeutics, Inc. (a)	3	70
Geron Corp. (a)	10	22
Global Blood Therapeutics, Inc. (a)	1	86
Globus Medical Inc. - Class A (a)	1	30
GlycoMimetics, Inc. (a)	5	17
Gritstone Oncology, Inc. (a)	1	7
Haemonetics Corp. (a)	2	175
Hanger, Inc. (a)	3	55
Harpoon Therapeutics, Inc. (a)	1	15
Harvard Bioscience Inc. (a)	3	9
Healthstream, Inc. (a)	2	53
Heron Therapeutics, Inc. (a)	4	58
Heska Corporation (a)	1	54
HMS Holdings Corp. (a)	5	154
Horizon Therapeutics Public Limited Company (a)	9	499
ICU Medical, Inc. (a)	1	151
InfuSystem Holdings, Inc. (a)	3	32
Innoviva, Inc. (a)	8	112
Inogen, Inc. (a)	2	56
Inovalon Holdings, Inc. - Class A (a)	4	74
Inovio Pharmaceuticals, Inc. (a) (b)	5	132
Integer Holdings Corporation (a)	2	138
Integra LifeSciences Holdings Corp. (a)	4	175
Intellia Therapeutics, Inc. (a) (b)	3	66
Intersect ENT, Inc. (a)	3	42
Intra-Cellular Therapies, Inc. (a)	5	138
Invacare Corp.	5	29
	Shares/Par[1]	Value ($)
Iradimed Corp. (a) (b)	2	43
Ironwood Pharmaceuticals, Inc. - Class A (a)	14	142
Iveric Bio, Inc. (a)	5	28
Jounce Therapeutics Inc. (a)	3	19
Kala Pharmaceuticals Inc. (a)	2	18
KalVista Pharmaceuticals Inc. (a)	2	25
Karyopharm Therapeutics Inc. (a)	3	52
Kindred Healthcare Inc. (a)	4	20
Kiniksa Pharmaceuticals Ltd. - Class A (a)	2	51
Krystal Biotech, Inc. (a)	1	43
Kura Oncology, Inc. (a)	3	53
Lannett Co. Inc. (a)	—	2
Lantheus Holdings Inc. (a)	4	58
LeMaitre Vascular Inc.	2	52
Lexicon Pharmaceuticals, Inc. (a) (b)	4	8
LHC Group, Inc. (a)	2	320
Ligand Pharmaceuticals Incorporated (a) (b)	1	100
LivaNova PLC (a)	3	127
Luminex Corporation	4	132
MacroGenics Inc. (a)	4	121
Madrigal Pharmaceuticals Inc. (a)	1	90
Magellan Health Services Inc. (a)	1	87
Magenta Therapeutics, Inc. (a)	3	24
Mallinckrodt Public Limited Company (a) (b)	6	15
MediciNova, Inc. (a) (b)	3	16
Mednax, Inc. (a)	7	116
Medpace Holdings, Inc. (a)	2	191
MEI Pharma, Inc. (a)	4	17
Menlo Therapeutics Inc. (a)	2	3
Meridian Bioscience Inc. (a)	5	126
Merit Medical Systems Inc. (a)	4	192
Merrimack Pharmaceuticals Inc.	1	3
Mersana Therapeutics, Inc. (a)	4	105
Mesa Laboratories, Inc.	—	41
Millendo Therapeutics, Inc. (a)	1	2
Minerva Neurosciences Inc. (a)	3	10
Molecular Templates, Inc. (a)	2	33
Momenta Pharmaceuticals, Inc. (a)	5	178
Myokardia, Inc. (a)	1	80
Myriad Genetics, Inc. (a)	4	48
Nabriva Therapeutics Public Limited Company (a) (b)	6	4
NantKwest, Inc. (a) (b)	4	54
National Healthcare Corp.	1	77
National Research Corp. - Class A	3	150
Natus Medical Inc. (a)	3	66
Nektar Therapeutics (a)	8	175
Neogen Corp. (a)	3	210
Neogenomics Laboratories, Inc. (a)	5	143
Nextgen Healthcare Inc. (a)	6	61
NuVasive Inc. (a)	3	175
ObsEva SA (a) (b)	5	32
Omnicell, Inc. (a)	2	169
OPKO Health, Inc. (a)	17	58
OptiNose, Inc. (a) (b)	—	—
Option Care Health, Inc. (a)	1	18
Orasure Technologies, Inc. (a)	7	78
Orthofix Medical Inc. (a)	1	31
Orthopediatrics Corp. (a)	1	63
Otonomy, Inc. (a)	2	7
Owens & Minor Inc.	8	62
Oxford Immunotec Global PLC (a)	3	35
Pacira Biosciences, Inc. (a)	3	171
Patterson Cos. Inc.	7	160
PDL BioPharma, Inc. (a)	14	42
Pfenex Inc. (a)	4	30
Phibro Animal Health Corporation - Class A	2	43
Pieris AG (a)	4	11
Premier Healthcare Solutions, Inc. - Class A (a)	3	98
Prestige Consumer Healthcare Inc. (a)	4	137
Principia Biopharma Inc. (a)	1	80
Protagonist Therapeutics, Inc. (a)	2	33
Proteostasis Therapeutics, Inc. (a) (b)	4	5
Prothena Corporation Public Limited Company (a)	4	43
Providence Services Corp. (a)	1	76

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Quidel Corporation (a)	2	532
R1 RCM Inc. (a)	10	112
RadNet Inc. (a)	4	65
Recro Pharma, Inc. (a)	2	11
Regenxbio Inc. (a)	3	113
Repligen Corporation (a)	2	288
Retrophin Inc. (a)	4	84
Revance Therapeutics Inc. (a)	3	73
Rhythm Pharmaceuticals, Inc. (a)	4	79
Rigel Pharmaceuticals Inc. (a)	7	12
Rocket Pharmaceuticals, Ltd. (a)	5	99
RTI Surgical, Inc. (a)	9	28
Sangamo Therapeutics Inc. (a) (b)	8	75
scPharmaceuticals Inc. (a)	—	1
SeaSpine Holdings Corporation (a)	2	25
Select Medical Holdings Corporation (a)	8	123
Sientra, Inc. (a)	6	22
SIGA Technologies, Inc. (a)	7	40
Simulations Plus Inc.	2	95
Solid Biosciences Inc. (a)	1	4
Spectrum Pharmaceuticals, Inc. (a)	9	32
Spero Therapeutics, Inc. (a)	2	32
Staar Surgical Co. (a)	2	96
Strongbridge Biopharma Public Limited Company (a)	3	12
Supernus Pharmaceuticals Inc. (a)	4	96
SurModics Inc. (a)	1	44
Symbion, Inc. (a)	5	55
Syndax Pharmaceuticals, Inc. (a)	3	40
Syneos Health, Inc. - Class A (a)	1	60
Synlogic Operating Company, Inc. (a)	2	4
Syros Pharmaceuticals, Inc. (a)	4	39
Tactile Systems Technology, Inc. (a)	1	51
Taro Pharmaceutical Industries Ltd (a)	2	124
Tenet Healthcare Corporation (a)	6	113
The Ensign Group, Inc.	3	129
The Joint Corp (a)	1	22
The Pennant Group, Inc. (a)	2	35
Translate Bio, Inc. (a)	3	53
Triple-S Management Corp. - Class B (a)	2	35
U. S. Physical Therapy, Inc.	1	77
Ultragenyx Pharmaceutical Inc. (a)	2	175
United Therapeutics Corporation (a)	2	251
Utah Medical Products Inc.	1	45
Vanda Pharmaceuticals Inc. (a)	4	45
Varex Imaging Corporation (a)	2	29
Vericel Corporation (a)	2	28
ViewRay, Inc. (a) (b)	11	26
Viking Therapeutics, Inc. (a)	7	51
Vocera Communications, Inc. (a) (b)	2	50
Voyager Therapeutics, Inc. (a)	3	33
Wright Medical Group N.V. (a) (b)	8	223
Xencor, Inc. (a)	4	145
Zogenix, Inc. (a)	1	28
Zynex, Inc. (a) (b)	2	40
		18,260
Materials 6.0%
AdvanSix Inc. (a)	3	30
AgroFresh Solutions, Inc. (a)	4	13
Alcoa Corporation (a)	12	132
Allegheny Technologies Incorporated (a)	8	80
American Vanguard Corporation	3	44
Andina Acquisition Corporation	1	8
Ashland Global Holdings Inc.	2	134
Balchem Corporation	2	198
Boise Cascade Company	4	155
Cabot Corp.	5	190
Carpenter Technology Corp.	3	75
Century Aluminum Co. (a)	8	60
Chase Corporation	1	88
Clearwater Paper Corporation (a)	2	59
Cleveland-Cliffs Inc. (b)	15	84
Coeur d'Alene Mines Corp. (a)	19	95
Commercial Metals Co.	10	213
	Shares/Par[1]	Value ($)
Compass Minerals International, Inc.	3	157
Core Molding Technologies Inc. (a)	—	1
Domtar Corp.	5	111
Eagle Materials Inc.	2	159
Element Solutions, Inc. (a)	18	190
Ferro Corporation (a)	9	106
Ferroglobe PLC (a)	5	3
Ferroglobe Rep and Warranty Insurance Trust (a) (c)	9	—
Flotek Industries Inc. (a)	5	6
Forterra, Inc. (a)	5	60
FutureFuel Corp.	5	59
GCP Applied Technologies Inc. (a)	6	114
Gold Resource Corporation	8	33
Graphic Packaging Holding Company	13	187
Greif Inc. - Class A	3	101
Greif Inc. - Class B	1	39
H.B. Fuller Company	5	211
Hawkins Inc.	1	46
Haynes International Inc.	1	32
Hecla Mining Co.	44	145
Huntsman Corp.	4	79
Ingevity Corporation (a)	3	168
Innospec Inc.	2	172
Intrepid Potash, Inc. (a)	10	10
Kaiser Aluminum Corporation	2	165
Koppers Holdings Inc. (a)	2	33
Kraton Corporation (a)	2	33
Kronos Worldwide, Inc.	7	70
Livent Corporation (a)	13	79
Louisiana-Pacific Corp.	8	208
LSB Industries Inc. (a)	3	3
Materion Corp.	2	107
Mercer International Inc.	6	52
Minera Andes Inc. (a) (b)	4	4
Minerals Technologies Inc.	3	158
MOS Holdings Inc.	10	129
Myers Industries Inc.	4	58
Neenah Inc.	2	77
NewMarket Corp.	—	167
Nexa Resources S.A.	8	55
O-I Glass, Inc.	16	146
Olin Corporation	12	136
Olympic Steel, Inc.	1	12
P.H. Glatfelter Co.	4	71
Park Aerospace Technologies Corp.	3	36
PolyOne Corporation	8	209
PQ Group Holdings Inc. (a)	10	127
Rayonier Advanced Materials Inc.	7	19
Resolute Forest Products Inc. (a)	8	17
Ryerson Holding Corp. (a)	4	20
Schnitzer Steel Industries Inc. - Class A	3	55
Schweitzer-Mauduit International Inc.	3	106
Sealed Air Corporation	4	117
Select Interior Concepts, Inc. (a)	2	7
Sensient Technologies Corporation	4	185
Silgan Holdings Inc.	7	224
Stepan Co.	2	165
Summit Materials, Inc. - Class A (a)	11	174
SunCoke Energy, Inc.	10	29
Synalloy Corp. (a)	2	12
The Chemours Company	14	219
TimkenSteel Corp. (a)	6	24
Trecora Resources (a)	1	7
Tredegar Corp.	3	49
Trinseo S.A.	4	84
Tronox Holdings PLC	17	121
U.S. Concrete, Inc. (a)	2	41
UFP Industries, Inc.	4	184
UFP Technologies Inc. (a)	1	46
United States Lime & Minerals Inc.	1	43
United States Steel Corporation	10	74
Univar Solutions Inc. (a)	12	209
Universal Stainless & Alloy Products Inc. (a)	1	9
Valvoline, Inc.	11	216

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Venator Materials PLC (a)	8	15
Verso Corporation - Class A	5	57
W. R. Grace & Co.	4	194
Warrior Met Coal, Inc.	5	84
Worthington Industries Inc.	5	201
		8,989
Consumer Staples 4.2%
Alico, Inc.	1	35
B&G Foods, Inc. (b)	3	75
BJ's Wholesale Club Holdings, Inc. (a)	8	287
Boston Beer Co. Inc. - Class A (a)	1	286
Calavo Growers Inc.	2	106
Cal-Maine Foods Inc. (a)	4	157
Central Garden & Pet Co. (a)	1	42
Central Garden & Pet Co. - Class A (a)	4	128
Coca-Cola Consolidated Inc.	1	129
Craft Brewers Alliance Inc. (a)	2	28
Darling Ingredients Inc. (a)	10	258
Del Monte Fresh Produce Company	4	96
E.L.F. Beauty, Inc. (a)	5	95
Edgewell Personal Care Colombia S A S (a)	4	113
Energizer Holdings, Inc.	2	115
Farmer Bros. Co. (a)	2	17
Flowers Foods Inc.	7	152
Freshpet Inc. (a)	2	185
Hain Celestial Group Inc. (a)	6	183
Hostess Brands, Inc. - Class A (a)	8	96
Ingles Markets Inc. - Class A	2	73
Inter Parfums Inc.	3	121
J&J Snack Foods Corp.	1	140
John B. Sanfilippo & Son Inc.	1	73
Lancaster Colony Corp.	2	243
Landec Corp. (a)	3	24
LifeVantage Corporation (a)	2	25
Limoneira Co.	2	28
Medifast, Inc. (b)	1	119
MGPI Processing, Inc.	2	71
National Beverage Corp. (a) (b)	2	93
Natura & Co Holding SA - ADR	7	104
Natural Alternatives International Inc. (a)	1	6
Natural Grocers By Vitamin Cottage, Inc.	3	47
Natural Health Trends Corp.	1	5
Nu Skin Enterprises, Inc. - Class A	5	199
Oil-Dri Corp. of America	—	14
Performance Food Group Company (a)	6	169
PriceSmart Inc.	2	146
Rite Aid Corporation (a) (b)	3	43
Rocky Mountain Chocolate Factory, Inc.	1	6
Sanderson Farms Inc.	1	152
Seaboard Corp.	—	50
Seneca Foods Corp. - Class A (a)	—	15
SpartanNash Co.	4	75
Spectrum Brands Legacy, Inc.	2	109
Sprouts Farmers Market, Inc. (a)	10	256
The Andersons, Inc.	3	45
The Chefs' Warehouse, Inc. (a)	3	39
The Simply Good Foods Company (a)	9	162
Tootsie Roll Industries Inc. (b)	2	55
Treehouse Foods, Inc. (a)	3	148
Turning Point Brands, Inc. (b)	1	33
United Natural Foods Inc. (a)	5	97
United-Guardian Inc.	—	2
Universal Corp.	1	61
USANA Health Sciences, Inc. (a)	2	146
Vector Group Ltd.	14	140
Village Super Market Inc. - Class A	2	47
WD-40 Co.	1	167
Weis Markets Inc.	3	137
		6,268
Energy 3.3%
Adams Resources & Energy, Inc.	1	21
Antero Resources Corporation (a)	9	22
Apache Corporation	8	106
	Shares/Par[1]	Value ($)
Archrock, Inc.	12	77
Aspen Aerogels, Inc. (a)	5	34
Berry Corporation (Bry)	8	38
Bonanza Creek Energy, Inc. (a)	2	29
Bristow Group Inc. (a)	1	11
Cactus Inc. - Class A	4	87
California Resources Corporation (a) (b)	3	3
Callon Petroleum Company (a)	25	29
Centennial Resource Development, LLC - Class A (a)	21	19
ChampionX Corporation (a)	6	58
Cimarex Energy Co.	7	188
Clean Energy Fuels Corp. (a)	15	34
CNX Resources Corporation (a)	17	146
CONSOL Mining Corporation (a)	3	13
Contango Oil & Gas Company (a)	12	28
Core Laboratories N.V.	3	67
CVR Energy, Inc.	6	117
Dawson Geophysical Co. (a)	2	3
Delek US Holdings, Inc.	5	87
Denbury Resources Inc. (a)	19	5
DHT Holdings, Inc.	15	75
DMC Global Inc.	2	43
Dorian LPG Ltd. (a)	6	50
Dril-Quip Inc. (a)	3	88
Earthstone Energy, Inc. - Class A (a) (b)	4	11
Enlink Midstream, LLC	23	57
EQT Corporation	18	219
Equitrans Midstream Corp.	17	142
Evolution Petroleum Corporation	3	9
Exterran Trinidad LLC (a)	3	14
Forum Energy Technologies, Inc. (a)	7	4
Frank's International N.V. (a)	18	40
FTS International, Inc. (a)	—	2
GasLog Ltd.	4	12
Geospace Technologies Corporation (a)	2	16
Green Plains Renewable Energy Inc. (a)	3	33
Gulf Island Fabrication Inc. (a)	2	5
Gulfport Energy Corporation (a)	11	12
Helix Energy Solutions Group, Inc. (a)	10	35
Helmerich & Payne Inc.	7	144
HighPoint Resources Corporation (a)	5	1
Independence Contract Drilling, Inc. (a)	—	1
International Seaways, Inc.	3	52
ION Geophysical Corp. (a) (b)	1	3
KLX Energy Services Holdings, Inc. (a)	1	3
Kosmos Energy Ltd.	23	38
Laredo Petroleum, Inc. (a)	1	14
Liberty Oilfield Services Inc. - Class A	6	33
Mammoth Energy Services, Inc. (a)	1	1
Matador Resources Co. (a)	10	85
Matrix Service Co. (a)	3	30
Montage Resources Corporation (a)	4	16
Murphy Oil Corporation	9	130
Nabors Industries Ltd (b)	1	25
NACCO Industries Inc. - Class A	—	9
Natural Gas Services Group, Inc. (a)	1	7
Newpark Resources Inc. (a)	8	19
NexTier Oilfield Solutions Inc. (a)	16	39
Nine Energy Service, Inc. (a)	2	4
Nordic American Tankers Limited (b)	15	61
Northern Oil and Gas Inc. (a)	30	26
Oasis Petroleum Inc. (a)	30	22
Oceaneering International, Inc. (a)	5	29
Oil States International Inc. (a)	5	24
Overseas Shipholding Group, Inc. - Class A (a)	9	17
Panhandle Oil and Gas Inc. - Class A	1	4
Par Pacific Holdings, Inc. (a)	4	38
Parsley Energy Inc. - Class A	13	140
Patterson-UTI Energy Inc.	15	52
PBF Energy Inc. - Class A	7	70
PDC Energy, Inc. (a)	7	83
Peabody Energy Corp.	6	16
Penn Virginia Corporation (a)	1	13
Primeenergy Resources Corporation (a)	—	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Propetro Holding Corp. (a)	6	30
QEP Resources, Inc.	12	15
Range Resources Corporation	13	75
Reg Biofuels, LLC (a)	4	99
REX Stores Corp. (a)	1	45
RPC Inc. (a) (b)	16	49
SandRidge Energy, Inc. (a)	3	4
Scorpio Tankers Inc.	4	48
SEACOR Holdings Inc. (a)	2	59
SEACOR Marine Holdings Inc. (a)	1	3
Select Energy Services, Inc. - Class A (a)	9	46
SFL Corporation Ltd.	12	112
SilverBow Resources, Inc. (a)	1	3
SM Energy Company	9	34
Solaris Oilfield Infrastructure, Inc. - Class A	3	21
Southwestern Energy Co. (a)	52	134
Talos Energy Inc. (a)	4	39
Targa Resources Corp.	8	156
Teekay Tankers Ltd. - Class A (a)	3	39
TETRA Technologies, Inc. (a)	11	6
Tidewater Inc. (a)	3	18
Transocean Ltd. (a) (b)	25	46
TravelCenters of America, Inc. (a)	1	18
U.S. Silica Holdings, Inc. (b)	8	29
VAALCO Energy, Inc. (a)	4	5
W&T Offshore, Inc. (a) (b)	16	36
World Fuel Services Corp.	6	150
WPX Energy, Inc. (a)	35	220
		4,884
Utilities 3.3%
ALLETE, Inc.	3	171
American States Water Company	3	200
Artesian Resources Corporation - Class A	1	40
Atlantica Yield PLC	7	197
Avista Corporation	3	123
Black Hills Corporation	2	134
California Water Service Group	3	135
Chesapeake Utilities Corporation	1	126
Clearway Energy, Inc. - Class A	2	42
Clearway Energy, Inc. - Class C	5	117
Consolidated Water Co. Ltd.	2	32
El Paso Electric Company	2	163
Genie Energy Ltd. - Class B	3	26
Hawaiian Electric Industries Inc.	4	162
IDACORP Inc.	2	176
MDU Resources Group Inc.	9	201
MGE Energy, Inc.	2	153
Middlesex Water Co.	2	106
National Fuel Gas Company	5	197
New Jersey Resources Corp.	5	174
Northwest Natural Holding Company	3	146
NorthWestern Corp.	3	170
One Gas, Inc.	2	175
Ormat Technologies Inc.	3	194
Otter Tail Corp.	3	134
PNM Resources, Inc.	5	182
Portland General Electric Co.	3	131
Pure Cycle Corporation (a)	4	32
RGC Resources, Inc.	1	21
SJW Corp.	2	102
South Jersey Industries Inc.	4	102
Southwest Gas Corp.	3	213
Spark Energy Inc. - Class A	2	13
Spire, Inc.	3	196
Terraform Power, Inc. - Class A	12	218
Unitil Corp.	2	73
Vivint Solar, Inc. (a) (b)	3	27
York Water Co.	2	80
		4,884
Communication Services 3.2%
Alaska Communications Systems Group, Inc.	2	6
AMC Entertainment Holdings, Inc. - Class A (b)	3	11
AMC Networks, Inc. - Class A (a)	4	85
	Shares/Par[1]	Value ($)
Anterix Inc. (a)	2	69
ATN International Limited	2	114
Bandwidth Inc. - Class A (a)	—	34
Boingo Wireless, Inc. (a)	5	69
Boston Omaha Corporation - Class A (a)	3	47
Cardlytics, Inc. (a)	2	148
Cargurus Inc. - Class A (a)	7	173
Cars.com Inc. (a)	6	35
Central European Media Enterprises Ltd - Class A (a)	16	55
Cincinnati Bell Inc. (a)	4	56
Cinemark Holdings, Inc.	6	74
Clear Channel Outdoor Holdings, Inc. (a)	26	27
Cogent Communications Group, Inc.	3	224
comScore, Inc. (a)	11	33
Consolidated Communications Holdings Inc. (a)	10	71
Cumulus Media Inc. - Class A (a)	2	9
Daily Journal Corp. (a) (b)	—	13
DHI Group, Inc. (a)	6	12
Egain Corporation (a)	4	42
Emerald Holding, Inc.	5	17
Entercom Communications Corp. - Class A	14	19
Entravision Communications Corporation - Class A	4	5
Eventbrite, Inc. - Class A (a)	6	53
EW Scripps Co. - Class A	8	69
Fluent Inc. (a)	7	12
Gannett Media Corp.	8	11
Glu Mobile Inc. (a)	17	158
Gray Television, Inc. (a)	9	126
Groupon, Inc. (a)	2	44
Hemisphere Media Group, Inc. - Class A (a)	2	17
IDT Corp. - Class B (a)	3	16
IMAX Corporation (a)	5	58
Iridium Communications Inc. (a)	7	181
John Wiley & Sons Inc. - Class A	4	155
Liberty Braves Group - Class A (a)	1	21
Liberty Braves Group - Class C (a)	3	63
Liberty Latin America Ltd. - Class A (a)	4	37
Liberty Latin America Ltd. - Class C (a)	12	112
Liberty TripAdvisor Holdings Inc. - Class A (a)	5	11
Lions Gate Entertainment Corp. - Class A (a)	7	52
Lions Gate Entertainment Corp. - Class B (a)	10	67
Loral Spacecom Corporation	2	36
Marchex, Inc. - Class B (a)	2	3
Marcus Corp.	2	24
Maxar Technologies Inc.	5	83
Meredith Corporation	3	48
MSG Networks Inc. - Class A (a)	5	50
National CineMedia, Inc.	7	20
New York Times Co. - Class A	3	127
Nexstar Media Group, Inc. - Class A	2	204
NII Holdings, Inc. (a)	3	47
ORBCOMM Inc. (a)	7	28
QuinStreet, Inc. (a)	4	43
Reading International Inc. - Class A (a)	2	10
Saga Communications Inc. - Class A	—	7
Scholastic Corp.	2	71
Shenandoah Telecommunications Company	4	174
Spok Holdings, Inc.	1	10
TechTarget, Inc. (a)	3	90
TEGNA Inc.	13	148
Telephone & Data Systems Inc.	8	159
The Meet Group, Inc. (a)	6	37
Townsquare Media Inc. - Class A	1	5
Travelzoo (a)	1	8
Tribune Publishing Company, LLC	5	48
TripAdvisor Inc.	2	35
Truecar, Inc. (a)	10	26
US Cellular Corp. (a)	2	73
Vonage Holdings Corp. (a)	21	215
World Wrestling Entertainment, Inc. - Class A	2	86
Yelp Inc. - Class A (a)	5	119
Zedge, Inc. - Class B (a)	1	2
Zynga Inc. - Class A (a)	12	113
		4,860

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

12

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Real Estate 0.9%
Altisource Portfolio Solutions S.A. (a)	1	14
CTO Realty Growth Inc.	—	20
Cushman & Wakefield PLC (a)	6	72
Dwight A. Walker Real Estate, Inc. - Class A	2	68
Five Point Holdings, LLC - Class A (a)	8	36
Florida Rock Properties, Inc. (a)	1	38
Forestar Group Inc. (a)	4	64
Griffin Industrial Realty Inc.	1	47
Kennedy-Wilson Holdings Inc.	11	172
Marcus & Millichap Inc. (a)	4	107
Maui Land & Pineapple Co. Inc. (a)	1	11
Newmark Group, Inc. - Class A	11	52
Rafael Holdings, Inc. - Class B (a)	2	28
Realogy Holdings Corp.	5	36
Redfin Corporation (a)	8	336
St. Joe Co. (a)	5	101
Tejon Ranch Co. (a)	3	44
The Howard Hughes Corporation (a)	1	39
The Rmr Group Inc. - Class A	1	42
		1,327
Total Common Stocks (cost $159,107)		148,655
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A (a) (d)	1	36
Total Preferred Stocks (cost $36)		36
OTHER EQUITY INTERESTS 0.0%
Calamos Asset Management Inc. (a) (e)	4	6
Total Other Equity Interests (cost $0)		6
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (c)	11	5
First Eagle Private Credit, LLC (a) (c)	3	—
Lantheus Holdings, Inc. (a) (c)	3	—
Total Rights (cost $1)		5
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (f) (g)	3,308	3,308
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (f) (g)	818	818
Total Short Term Investments (cost $4,126)		4,126
Total Investments 102.0% (cost $163,270)		152,828
Other Assets and Liabilities, Net (2.0)%		(3,061)
Total Net Assets 100.0%		149,767

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Perpetual security. Next contractual call date presented, if applicable.

(e)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)  Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 53.9%
Mortgage-Backed Securities 24.2%
Federal Home Loan Mortgage Corporation
2.50%, 02/01/35 - 11/01/49	20,223	21,194
	Shares/Par[1]	Value ($)
4.00%, 09/01/43 - 02/01/44	7,891	8,711
3.00%, 06/01/43 - 07/01/47	150,502	160,312
3.50%, 02/01/46 - 01/01/48	32,347	34,780
REMIC, 3.00%, 06/15/44	7,149	7,710
Federal National Mortgage Association, Inc.
4.50%, 04/01/26	2,146	2,279
2.41%, 10/01/29	10,000	11,297
2.48%, 11/01/29	25,000	27,309
2.31%, 12/01/29	9,100	10,109
2.32%, 12/01/29	4,800	5,279
2.44%, 01/01/32	10,000	11,089
2.50%, 02/01/35 - 04/01/40	87,138	90,990
3.50%, 09/01/43 - 04/01/48	54,798	58,656
2.71%, (1Y USD LIBOR + 1.67%), 05/01/44 (a)	15,092	15,623
3.00%, 03/01/35 - 02/01/47	105,727	111,283
3.00%, 10/01/46	2,512	2,650
4.00%, 08/01/47 - 06/01/48	36,893	39,258
2.00%, 05/01/35 - 06/01/50	72,367	74,640
Government National Mortgage Association
3.50%, 10/20/45	6,858	7,194
		700,363
Collateralized Mortgage Obligations 20.8%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	6,948	7,271
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	9,120
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	10,907
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,874
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,667
Series A-4377, REMIC, 3.00%, 06/15/39	7,735	7,894
Series BK-4469, REMIC, 3.00%, 08/15/39	3,848	3,866
Series JA-3818, REMIC, 4.50%, 01/15/40	69	70
Series GA-4376, REMIC, 3.00%, 04/15/40	7,588	7,830
Series NY-4390, REMIC, 3.00%, 06/15/40	7,147	7,361
Series MA-4391, REMIC, 3.00%, 07/15/40	6,883	7,077
Interest Only, Series SP-3770, REMIC, 6.32%, (6.50% - (1M USD LIBOR * 1)), 11/15/40 (a)	1,478	174
Interest Only, Series SM-3780, REMIC, 6.32%, (6.50% - (1M USD LIBOR * 1)), 12/15/40 (a)	10,432	2,610
Series KA-4366, REMIC, 3.00%, 03/15/41	7,175	7,570
Series SL-4061, REMIC, 6.76%, (7.06% - (1M USD LIBOR * 1.75)), 06/15/42 (a)	1,482	1,581
Series B-4481, REMIC, 3.00%, 12/15/42	14,504	15,102
Series CS-4156, REMIC, 5.19%, (5.40% - (1M USD LIBOR * 1.2)), 01/15/43 (a)	5,045	5,343
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,969	11,132
Series ZX-4404, REMIC, 4.00%, 04/15/44	61,443	70,693
Series CA-4573, REMIC, 3.00%, 11/15/44	25,956	27,191
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,860	2,330
Series KZ-4440, REMIC, 3.00%, 02/15/45	12,620	13,841
Series HA-4582, REMIC, 3.00%, 09/15/45	18,019	19,495
Interest Only, Series MS-4291, REMIC, 5.72%, (5.90% - (1M USD LIBOR * 1)), 01/15/54 (a)	4,328	824
Series A-4734, REMIC, 3.00%, 07/15/42	12,796	12,907
Series KM-4141, REMIC, 1.75%, 12/15/42	19,709	20,230
Series DA-4464, REMIC, 2.50%, 01/15/43	3,384	3,458
Series EA-4951, REMIC, 2.50%, 09/15/44	2,693	2,798
Series EC-4745, REMIC, 3.00%, 12/15/44	12,632	13,028
Series 2020-M2-DNA2, REMIC, 2.03%, (1M USD LIBOR + 1.85%), 02/25/50 (a)	5,700	5,395
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 6.50%, (6.68% - (1M USD LIBOR * 1)), 12/25/25 (a)	1,063	100
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	3,696	3,743
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,809	1,843
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	21,452
Interest Only, Series 2005-S-2, REMIC, 6.42%, (6.60% - (1M USD LIBOR * 1)), 02/25/35 (a)	5,689	1,274
Interest Only, Series 2011-PS-84, REMIC, 6.42%, (6.60% - (1M USD LIBOR * 1)), 01/25/40 (a)	6,424	485
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	810	864
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	6,608	6,793
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	3,722	3,805

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Interest Only, Series 2011-ES-93, REMIC, 6.32%, (6.50% - (1M USD LIBOR * 1)), 09/25/41 (a)	1,699	407
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	2,092	2,312
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	2,085	2,287
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	12,677	13,701
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	8,684	8,851
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	17,246	17,459
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	12,998	13,380
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	4,298	4,351
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	16,640	18,935
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	11,853	12,911
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	20,836	21,866
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	3,918	4,128
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	17,127	17,305
Series 2016-A-9, REMIC, 3.00%, 09/25/43	6,195	6,321
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	14,365	14,847
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	12,648	13,794
Series 2018-JA-27, REMIC, 3.00%, 12/25/47	5,860	6,052
Series 2018-C-33, REMIC, 3.00%, 05/25/48	32,065	33,161
Series 2018-LA-38, REMIC, 3.00%, 06/25/48	11,873	12,238
Series 2018-A-64, REMIC, 3.00%, 09/25/48	14,182	14,608
Series 2019-BA-12, REMIC, 3.00%, 04/25/49	7,670	8,095
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 5.91%, (6.10% - (1M USD LIBOR * 1)), 03/20/40 (a)	4,617	372
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	3,518	3,721
		601,100
U.S. Treasury Note 6.1%
Treasury, United States Department of
3.13%, 11/15/28	2,000	2,417
2.63%, 02/15/29	20,900	24,479
2.38%, 05/15/29	4,400	5,076
1.50%, 02/15/30 (b)	133,000	143,723
		175,695
U.S. Treasury Bond 2.8%
Treasury, United States Department of
2.88%, 05/15/49	50,200	67,848
2.00%, 02/15/50	12,500	14,303
		82,151
Total Government And Agency Obligations (cost $1,470,660)		1,559,309
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 41.9%
522 Funding Clo I Ltd
Series 2019-A1-1A, 3.29%, (3M USD LIBOR + 1.39%), 01/18/33 (a)	2,500	2,452
ABFC Trust
Series 2007-A1A-WMC1, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 06/25/37 (a) (c)	4,713	3,673
AGL CLO Ltd
Series 2020-B-5A, 0.00%, (3M USD LIBOR + 2.78%), 07/22/30 (a)	1,000	999
Aimco CLO
Series 2015-AR-AA, 2.07%, (3M USD LIBOR + 0.85%), 01/15/30 (a)	992	978
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.18%, 12/25/28 (c)	3,959	3,652
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	3,069	2,987
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	2,097	2,100
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	2,144	1,757
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	14,281	10,160
AMSR Trust
Series 2019-E-SFR1, 3.47%, 01/20/27	3,300	3,123
Anchorage Capital CLO Ltd
Series 2018-A1A-10A, 2.42%, (3M USD LIBOR + 1.20%), 10/15/31 (a)	2,000	1,971
Apidos CLO XII
Series 2013-CR-12A, 3.02%, (3M USD LIBOR + 1.80%), 04/15/31 (a)	1,000	951
Apres Static CLO Ltd
Series 2020-B-1A, 4.18%, (3M USD LIBOR + 3.75%), 04/17/28 (a)	1,000	1,002
	Shares/Par[1]	Value ($)
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24	2,974	2,976
Assurant CLO III LTD
Series 2018-A-2A, 2.37%, (3M USD LIBOR + 1.23%), 10/20/31 (a)	1,500	1,464
Assurant CLO IV LTD
Series 2019-A-1A, 2.49%, (3M USD LIBOR + 1.35%), 04/22/30 (a)	2,500	2,450
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 2.31%, (3M USD LIBOR + 1.09%), 01/15/31 (a)	993	967
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 3.23%, (1M USD LIBOR + 3.05%), 12/15/36 (a)	2,785	2,070
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	8,137	8,451
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	5,107	5,033
Series 2005-CB2-7, REMIC, 5.00%, 08/25/35	8,723	8,452
Bancorp Commercial Mortgage Trust
Series 2019-A-CRE5, 1.18%, 01/15/22	304	294
Bank 2019-BNK19
Series 2019-AS-BN19, REMIC, 3.45%, 07/17/29	3,534	3,980
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	323
BBCMS Mortgage Trust
Series 2020-AS-C6, 2.84%, 01/17/30	4,395	4,571
Series 2017-C-DELC, REMIC, 1.38%, (1M USD LIBOR + 1.20%), 08/15/36 (a)	722	657
Series 2017-D-DELC, REMIC, 1.88%, (1M USD LIBOR + 1.70%), 08/15/36 (a)	823	724
Series 2017-E-DELC, REMIC, 2.68%, (1M USD LIBOR + 2.50%), 08/15/36 (a)	1,660	1,453
Series 2017-F-DELC, REMIC, 3.68%, (1M USD LIBOR + 3.50%), 08/15/36 (a)	1,653	1,335
Series 2018-F-TALL, REMIC, 3.42%, (1M USD LIBOR + 3.24%), 03/16/37 (a) (c)	6,125	4,839
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a)	2,300	2,292
Series 2018-A-CBM, REMIC, 1.19%, (1M USD LIBOR + 1.00%), 07/15/20 (a)	2,389	2,179
Series 2018-A-BXH, REMIC, 1.18%, (1M USD LIBOR + 1.00%), 10/15/20 (a)	2,559	2,294
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	999	1,037
Bellemeade Re Ltd
Series 2019-M1B-2A, 1.63%, (1M USD LIBOR + 1.45%), 04/25/29 (a)	1,632	1,614
Benchmark Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.60%, 05/16/53 (a)	91,353	2,598
BHMS
Series 2018-A-ATLS, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 07/15/20 (a)	2,382	2,251
Birch Grove CLO Ltd
Series A-19A, 1.80%, (3M USD LIBOR + 1.49%), 06/16/31 (a)	2,500	2,443
BlueMountain CLO Ltd
Series 2014-BR2-2A, 2.89%, (3M USD LIBOR + 1.75%), 10/21/30 (a)	3,000	2,904
BRAVO Residential Funding Trust
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,579
BX Commercial Mortgage Trust
Series 2018-A-IND, 0.93%, (1M USD LIBOR + 0.75%), 10/15/20 (a)	1,633	1,620
BX Trust
Series 2017-D-SLCT, 2.23%, (1M USD LIBOR + 2.05%), 07/17/34 (a)	632	589
Series 2017-E-SLCT, 3.33%, (1M USD LIBOR + 3.15%), 07/17/34 (a)	1,549	1,425
Series 2018-A-GW, 0.98%, (1M USD LIBOR + 0.80%), 05/15/37 (a)	2,264	2,140
Series 2018-D-GW, 1.95%, (1M USD LIBOR + 1.77%), 05/15/37 (a)	198	178
Series 2018-A-EXCL, REMIC, 1.27%, (1M USD LIBOR + 1.09%), 09/15/20 (a)	2,782	2,483
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29	5,172	4,590

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 09/25/36 (a)	6,818	6,098
Catamaran CLO Ltd
Series 2018-A1-1A, 2.24%, (3M USD LIBOR + 1.25%), 10/27/31 (a)	3,000	2,898
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 5.03%, 04/10/26 (a)	2,839	2,741
Interest Only, Series 2016-XA-C4, REMIC, 1.86%, 05/10/58 (a)	7,032	469
CFIP CLO Ltd
Series 2013-AR-1A, 2.48%, (3M USD LIBOR + 1.34%), 04/20/29 (a)	2,000	1,969
CFIP CLO, Ltd
Series 2017-C-1A, 3.24%, (3M USD LIBOR + 2.10%), 01/18/30 (a)	500	474
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	9,093	6,435
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,946	2,306
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	3,069	2,118
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.18%, (1M USD LIBOR + 3.00%), 11/17/36 (a)	1,806	1,626
Series 2017-F-CSMO, REMIC, 3.93%, (1M USD LIBOR + 3.74%), 11/17/36 (a)	853	764
CIM Trust
Series 2017-B2-3RR, 11.85%, 01/29/57 (a)	35,590	33,074
Series 2016-B2-1RR, REMIC, 6.76%, 07/25/55 (a)	26,200	23,169
Series 2016-B2-3RR, REMIC, 6.74%, 02/29/56 (a)	26,200	22,977
Series 2016-B2-2RR, REMIC, 6.93%, 02/29/56 (a)	26,200	22,715
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.34%, 05/10/47 (a)	24,024	893
Interest Only, Series 2016-XA-GC36, REMIC, 1.42%, 02/12/49 (a)	20,982	1,113
Interest Only, Series 2016-XA-P3, REMIC, 1.86%, 04/16/49 (a)	16,652	1,114
Citigroup Mortgage Loan Trust
Series 2019-A1-C, 3.23%, 09/25/59	4,172	4,094
Series 2007-1A1A-AR8, REMIC, 3.64%, 07/25/47 (a)	2,818	2,516
Citimortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,813	1,692
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	1,550	1,498
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	4,465	4,393
CLNC Ltd
Series 2019-A-FL1, 1.42%, 09/19/25	3,766	3,664
COMM Mortgage Trust
Series 2018-A-HCLV, 1.19%, (1M USD LIBOR + 1.00%), 09/15/20 (a)	3,070	2,928
Series 2014-C-CR19, REMIC, 4.89%, 08/10/24 (a)	1,163	1,034
Series 2016-C-CR28, REMIC, 4.80%, 12/12/25 (a)	2,047	1,875
Series 2016-C-DC2, REMIC, 4.79%, 02/12/26 (a)	1,340	1,162
Interest Only, Series 2013-XA-CR12, REMIC, 1.29%, 10/15/46 (a)	31,112	975
Interest Only, Series 2014-XA-CR17, REMIC, 1.13%, 05/10/47 (a)	28,877	878
Interest Only, Series 2015-XA-DC1, REMIC, 1.17%, 02/10/48 (a)	24,602	861
Interest Only, Series 2015-XA-CR26, REMIC, 1.08%, 10/10/48 (a)	27,906	1,093
Interest Only, Series 2016-XA-DC2, REMIC, 1.15%, 02/12/49 (a)	19,188	824
Series 2016-F-GCT, REMIC, 3.58%, 08/12/21 (a)	3,461	3,245
Series 2013-B-LC13, REMIC, 5.01%, 09/12/23	3,356	3,103
Commonbond Student Loan Trust
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	253	250
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	7,256	5,997
	Shares/Par[1]	Value ($)
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.54%, 04/25/22	5,081	5,028
Credit Suisse Mortgage Trust
Series 2018-A-TOP, 1.18%, (1M USD LIBOR + 1.00%), 08/17/20 (a)	1,874	1,790
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,505	2,542
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	3,919	3,066
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.98%, 01/17/25 (a)	18,772	586
Series 2015-C-C4, REMIC, 4.73%, 11/18/25 (a)	1,911	1,841
Interest Only, Series 2019-XA-C16, REMIC, 1.73%, 06/17/52 (a)	9,057	980
CSMC
Series 2011-6A9-5R, REMIC, 3.82%, 11/27/37 (a)	6,081	6,047
CSMC Trust
Series 2019-A1-JR1, 4.10%, 09/27/66 (a)	3,554	3,579
Series 2017-D-MOON, REMIC, 3.30%, 07/12/22 (a)	2,373	2,286
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	6,897	6,858
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 2.80%, 09/25/58	30,806	28,839
CVP CLO Ltd
Series 2017-A-2A, 2.33%, (3M USD LIBOR + 1.19%), 01/21/31 (a) (d)	2,000	1,945
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,489	1,535
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.60%, 05/12/49 (a)	23,728	1,430
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.48%, (1M USD LIBOR + 0.30%), 09/25/47 (a)	16,633	15,010
Domino's Pizza, Inc.
Series 2019-A2-1A, 3.67%, 10/25/29 (d)	4,975	5,212
Dryden 49 Senior Loan Fund
Series 2017-A-49A, 2.35%, (3M USD LIBOR + 1.21%), 07/18/30 (a) (d)	2,000	1,967
Dryden 53 CLO Ltd.
Series 2017-B-53A, 2.62%, (3M USD LIBOR + 1.40%), 01/15/31 (a)	1,000	940
Elevation CLO Ltd
Series 2017-A-7A, 2.44%, (3M USD LIBOR + 1.22%), 07/15/30 (a) (d)	2,500	2,424
Elevation CLO, Ltd.
Series 2018-A1-9A, 2.34%, (3M USD LIBOR + 1.12%), 07/15/31 (a)	2,500	2,399
Elmwood CLO III Ltd
Series 2019-A1-3A, 2.59%, (3M USD LIBOR + 1.37%), 10/15/32 (a)	5,000	4,916
Exantas Capital Corp
Series 2019-A-RSO7, 1.18%, (1M USD LIBOR + 1.00%), 04/15/22 (a)	3,296	3,196
First Horizon Mortgage Pass-Through Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	3,907	2,860
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	13,200	12,503
Series 2019-A-GT1, 5.07%, 05/25/26 (a) (c)	10,500	10,292
Fort Washington CLO
Series 2019-A-1A, 2.56%, (3M USD LIBOR + 1.42%), 10/20/32 (a)	2,000	1,956
GCAT LLC
Series 2020-A1-1, 2.98%, 01/25/23 (c)	8,170	8,063
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	4,520	4,341
Series 2005-A1-AF2, REMIC, 6.00%, 12/25/35	8,904	8,299
Great Wolf Trust
Series 2019-E-WOLF, REMIC, 2.92%, (1M USD LIBOR + 2.73%), 12/15/21 (a)	3,908	3,526
Series 2019-F-WOLF, REMIC, 3.31%, (1M USD LIBOR + 3.13%), 12/15/21 (a)	3,908	3,292

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

15

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Greywolf CLO VI, Ltd.
Series 2018-A1-1A, 2.02%, (3M USD LIBOR + 1.03%), 04/26/31 (a)	1,000	972
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 2.32%, (3M USD LIBOR + 1.18%), 10/20/31 (a) (d)	2,000	1,950
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 2.06%, (1M USD LIBOR + 1.87%), 06/15/21 (a)	3,566	3,330
Series 2018-A-LUAU, REMIC, 1.18%, (1M USD LIBOR + 1.00%), 11/16/20 (a)	3,201	3,033
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	5,758	5,818
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.37%, 10/13/49 (a)	27,652	1,407
Interest Only, Series 2015-XA-GC34, REMIC, 1.42%, 10/10/25 (a)	23,067	1,157
Interest Only, Series 2014-XA-GC24, REMIC, 0.87%, 09/10/47 (a)	42,804	1,086
Interest Only, Series 2015-XA-GS1, REMIC, 0.92%, 11/10/48 (a)	33,550	1,182
Series 2018-A-TWR, REMIC, 1.08%, (1M USD LIBOR + 0.90%), 07/15/21 (a)	1,000	973
Series 2018-D-TWR, REMIC, 1.78%, (1M USD LIBOR + 1.60%), 07/15/21 (a)	1,000	875
Series 2018-E-TWR, REMIC, 2.28%, (1M USD LIBOR + 2.10%), 07/15/21 (a)	1,000	846
Series 2018-F-TWR, REMIC, 2.98%, (1M USD LIBOR + 2.80%), 07/15/21 (a)	1,000	807
Series 2018-G-TWR, REMIC, 4.10%, (1M USD LIBOR + 3.92%), 07/15/21 (a)	1,000	752
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	808
Interest Only, Series 2017-C-2, REMIC, 1.27%, 08/12/50 (a)	34,044	1,926
Interest Only, Series 2019-XA-GC38, REMIC, 1.12%, 02/12/52	43,670	2,855
Interest Only, Series 2020-XA-GC45, REMIC, 0.79%, 02/14/53 (a)	48,957	2,495
Halcyon Loan Advisors Funding Ltd
Series 2012-B-1A, 3.39%, (3M USD LIBOR + 3.00%), 08/15/23 (a)	270	268
Series 2013-C-2A, 3.39%, (3M USD LIBOR + 2.70%), 08/01/25 (a) (d)	250	246
Series 2013-D-2A, 4.49%, (3M USD LIBOR + 3.80%), 08/01/25 (a)	1,000	922
Series 2014-A1R-1A, 2.27%, (3M USD LIBOR + 1.13%), 04/18/26 (a)	16	16
Halsey Point CLO I Ltd
Series 2019-A1A1-1A, 3.25%, (3M USD LIBOR + 1.35%), 01/20/33 (a)	5,000	4,816
Series 2019-B1-1A, 4.10%, (3M USD LIBOR + 2.20%), 01/20/33 (a)	3,000	2,839
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	3,930	3,994
Headlands Residential LLC
Series 2019-RPL1, 3.97%, 06/25/22 (c)	5,800	5,744
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37	4,639	4,769
Hertz Vehicle Financing II LP
Series 2019-B-2A, 3.67%, 05/25/24	5,200	4,975
Hilton Orlando Trust
Series 2018-E-ORL, REMIC, 2.83%, (1M USD LIBOR + 2.65%), 12/15/34 (a)	3,425	2,809
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	5,329	4,808
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, 3.33%, (1M USD LIBOR + 3.15%), 11/15/21 (a)	2,919	2,400
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 3.90%, 09/25/36 (a)	2,127	1,981
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	9,772	7,762
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2020-E-LOOP, 3.86%, 12/07/26	2,666	2,350
	Shares/Par[1]	Value ($)
Series 2018-A-LAQ, 1.18%, (1M USD LIBOR + 1.00%), 06/15/35 (a)	1,971	1,853
Series 2018-E-BCON, REMIC, 3.88%, 01/06/23 (a)	1,187	1,114
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23	2,666	2,410
Jamestown CLO Ltd
Series 2018-A1-6RA, 2.14%, (3M USD LIBOR + 1.15%), 04/25/30 (a) (d)	3,000	2,935
Series 2019-A1-14A, 3.29%, (3M USD LIBOR + 1.38%), 10/20/32 (a)	1,000	980
Series 2019-A2-14A, 4.11%, (3M USD LIBOR + 2.20%), 10/20/32 (a)	500	487
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a)	3,075	2,707
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.81%, 07/15/24 (a)	2,000	1,850
Series 2015-C-C32, REMIC, 4.80%, 10/15/25 (a)	2,065	1,819
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	2,224	2,116
Series 2014-B-C21, REMIC, 4.34%, 07/17/24	1,469	1,451
JPMCC Commercial Mortgage Securities Trust
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	5,080
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.82%, 06/17/49 (a)	24,847	1,392
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	4,743
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (a)	4,562	4,727
Interest Only, Series 2020-XA-COR7, REMIC, 1.66%, 05/15/53 (a)	39,274	4,596
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2017-D-FL10, REMIC, 2.09%, (1M USD LIBOR + 1.90%), 06/15/32 (a)	109	103
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 2.65%, 03/26/37 (a)	2,653	2,578
Kingsland VIII Ltd
Series 2018-A-8A, 2.26%, (3M USD LIBOR + 1.12%), 04/21/31 (a)	2,000	1,945
KKR Industrial Portfolio Trust
Series 2020-B-AIP, REMIC, 1.52%, (1M USD LIBOR + 1.34%), 03/15/22 (a)	296	289
KVK CLO Ltd
Series 2013-AR-1A, 2.21%, (3M USD LIBOR + 0.90%), 01/14/28 (a) (d)	3,289	3,252
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24	15,750	13,112
Legacy Mortgage Asset Trust
Series 2020-A1-GS4, 3.25%, 11/25/21 (c)	9,835	9,735
Series 2019-A1-GS5, REMIC, 3.20%, 07/25/21 (c)	454	447
Series 2019-A-SL3, REMIC, 3.47%, 07/25/21	1,786	1,707
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (c)	31,277	30,713
Loancore Issuer Ltd.
Series 2019-AS-CRE2, 1.68%, (1M USD LIBOR + 1.50%), 02/15/24 (a)	3,567	3,360
Longfellow Place CLO Ltd
Series 2013-ARR-1A, 2.56%, (3M USD LIBOR + 1.34%), 04/15/29 (a)	2,683	2,654
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.15%, 03/11/50 (a)	40,995	1,406
Madison Park Funding XL, Ltd.
Series AR-9A, 1.61%, (3M USD LIBOR + 1.24%), 05/28/30 (a) (d)	2,000	1,974
Madison Park Funding XV, Ltd.
Series 2014-CR-15A, 4.44%, (3M USD LIBOR + 3.45%), 01/27/26 (a)	500	495
Madison Park Funding XVIII, Ltd.
Series 2015-DR-18A, 4.06%, (3M USD LIBOR + 2.95%), 10/21/30 (a)	1,500	1,361
Marathon CLO VII Ltd
Series 2014-A1R-7A, 2.21%, (3M USD LIBOR + 1.32%), 10/28/25 (a)	1,667	1,658
Marble Point CLO XIV Ltd
Series 2018-A-2A, 2.47%, (3M USD LIBOR + 1.33%), 01/20/32 (a)	2,500	2,437

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

16

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21	1,007	1,015
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	3,866	3,495
MBRT 2019-MBR
Series 2019-A-MBR, 1.03%, 11/17/36	2,744	2,617
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-A-FL3, 0.00%, (1M USD LIBOR + 2.05%), 07/16/35 (a)	4,498	4,517
MidOcean Credit CLO
Series 2018-A1-9A, 2.29%, (3M USD LIBOR + 1.15%), 07/21/31 (a) (d)	2,500	2,413
MidOcean Partners
Series 2018-A1-8A, 1.53%, (3M USD LIBOR + 1.15%), 02/20/31 (a) (d)	2,000	1,955
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,758
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.67%, 09/15/24	1,500	1,450
Series 2015-C-C20, REMIC, 4.61%, 01/15/25 (a)	1,200	1,147
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	2,320	1,950
Series 2016-C-C29, REMIC, 4.90%, 04/17/26 (a)	676	612
Interest Only, Series 2013-XA-C7, REMIC, 1.47%, 02/15/46 (a)	19,338	515
Interest Only, Series 2016-XA-C28, REMIC, 1.35%, 01/15/49 (a)	21,155	1,018
Interest Only, Series 2016-XA-C30, REMIC, 1.55%, 09/17/49 (a)	18,216	1,141
Series 2018-A-SUN, REMIC, 1.08%, (1M USD LIBOR + 0.90%), 07/15/20 (a)	2,389	2,282
Series 2016-C-C31, REMIC, 4.46%, 10/19/26 (a)	2,960	2,545
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21	3,538	3,419
Morgan Stanley Capital I Trust
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29	3,847	4,195
Interest Only, Series 2019-XA-L3, REMIC, 0.77%, 11/18/52 (a)	71,113	3,458
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,334	886
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,564	1,087
Mosaic Solar Loan Trust
Series 2020-B-1A, 3.10%, 04/20/26	3,725	3,758
MP CLO VIII Ltd
Series 2015-AR-2A, 1.80%, (3M USD LIBOR + 0.91%), 10/28/27 (a)	1,090	1,070
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36	7,083	5,893
Nassau Ltd
Series 2018-A-IA, 2.37%, (3M USD LIBOR + 1.15%), 07/15/31 (a)	2,000	1,908
Natixis Commercial Mortgage Securities Trust
Series 2018-A-FL1, 1.13%, (1M USD LIBOR + 0.95%), 01/17/22 (a)	2,226	2,082
Series 2020-D-2PAC, 3.75%, 04/17/25	4,415	4,139
Series 2018-E-850T, REMIC, 2.14%, (1M USD LIBOR + 1.95%), 07/15/21 (a)	2,183	1,971
Newtek Small Business Finance, LLC
Series 2018-A-1, 1.88%, (1M USD LIBOR + 1.70%), 11/25/24 (a)	3,648	3,555
NLY 2019-FL2 Issuer Ltd.
Series 2019-AS-FL2, 1.78%, (1M USD LIBOR + 1.60%), 12/15/22 (a)	3,371	3,216
Series 2019-B-FL2, 2.08%, (1M USD LIBOR + 1.90%), 01/15/23 (a)	3,371	3,097
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.98%, 02/25/36 (a)	596	460
Nomura Resecuritization Trust
Series 2011-2A10-4RA, REMIC, 3.53%, 07/26/41 (a)	10,453	9,169
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,500	7,481
NRPL Trust
Series 2018-A1-2A, REMIC, 4.25%, 07/25/67 (c)	5,139	5,156
	Shares/Par[1]	Value ($)
Ocean Trails CLO V
Series 2014-ARR-5A, 2.59%, (3M USD LIBOR + 1.28%), 10/14/31 (a) (d)	995	963
OCTAGON INVESTMENT PARTNERS 31 LLC
Series 2017-C-1A, 3.54%, (3M USD LIBOR + 2.40%), 07/22/30 (a)	500	481
OFSI BSL IX, Ltd.
Series 2018-A-1A, 2.37%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (d)	2,000	1,926
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.56%, (3M USD LIBOR + 1.20%), 08/25/31 (a) (d)	2,500	2,442
PFP Ltd.
Series 2019-A-6, 1.25%, (1M USD LIBOR + 1.05%), 04/16/37 (a)	1,583	1,534
Pioneer Aircraft Finance Ltd
Series 2019-A-1, 3.97%, 06/15/26	4,682	4,025
PMT Credit Risk Transfer Trust
Series 2019-A-3R, REMIC, 3.14%, (1M USD LIBOR + 2.70%), 10/27/22 (a)	3,271	3,097
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47	8,450	8,146
Pretium Mortgage Credit Partners I LLC
Series 2019-A1-CFL1, REMIC, 3.72%, 07/25/22 (c)	1,122	1,084
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (c)	6,617	6,554
Series 2020-A1-NPL2, REMIC, 3.72%, 05/25/23 (c)	12,500	12,508
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,950	10,004
PRPM, LLC
Series 2019-A1-2A, 3.97%, 04/25/22 (c)	8,467	8,512
Series 2019-A1-3A, 3.35%, 07/25/22 (c)	2,286	2,284
Series 2020-A1-1A, REMIC, 2.98%, 02/25/23 (c)	21,305	21,103
Series 2019-A1-GS1, REMIC, 3.47%, 10/25/23	6,762	6,681
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (d)	3,864	3,161
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 3.69%, 08/25/35 (a)	4,908	4,677
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 0.63%, (1M USD LIBOR + 0.45%), 01/25/37 (a)	3,830	1,584
Interest Only, Series 2007-1A6-B, REMIC, 5.87%, (6.05% - (1M USD LIBOR * 1)), 01/25/37 (a)	3,830	729
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	4,862	4,735
Residential Accredit Loans, Inc.
Series 2005-A41-QA10, REMIC, 5.00%, 09/25/35 (a)	803	662
Series 2006-A21-QA1, REMIC, 4.62%, 01/25/36 (a)	4,806	4,009
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	2,655	2,405
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	3,055	2,808
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,371	2,839
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	9,863	5,946
Series 2007-1A1-A3, REMIC, 0.63%, (1M USD LIBOR + 0.45%), 04/25/37 (a)	6,308	2,383
Series 2007-1A2-A3, REMIC, 44.97%, (46.38% - (1M USD LIBOR * 7.67)), 04/25/37 (a)	823	2,442
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	18,692	14,778
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	414	405
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	2,495	2,435
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	988	924
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	1,476	1,426
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	7,813	7,583
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,796	1,693
Rockford Tower CLO Ltd
Series 2017-A-3A, 2.33%, (3M USD LIBOR + 1.19%), 10/21/30 (a) (d)	1,000	976
Series 2018-A-1A, 1.48%, (3M USD LIBOR + 1.10%), 05/20/31 (a) (d)	3,000	2,912

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 1.13%, (1M USD LIBOR + 0.95%), 06/15/33 (a)	1,485	1,472
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	9,883	8,395
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (d)	10,000	10,222
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	2,985	2,887
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	9,438	7,612
Short-Term Investments Trust
Series 2018-A-SELF, 1.08%, (1M USD LIBOR + 0.90%), 10/15/20 (a)	2,295	2,240
SoFi Consumer Loan Program Trust
Series 2018-A-4, 3.54%, 12/25/21	490	495
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	8,260
Sound Point CLO, Ltd.
Series 2013-A-3RA, 2.29%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (d)	3,000	2,887
Series 2018-A1A-21, 2.17%, (3M USD LIBOR + 1.18%), 10/27/31 (a) (d)	3,250	3,128
Series 2019-A-1A, 2.51%, (3M USD LIBOR + 1.37%), 01/20/32 (a)	1,500	1,455
Series 2015-ARR-2A, 2.53%, (3M USD LIBOR + 1.39%), 07/20/32 (a)	2,500	2,409
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24	4,238	3,489
Starm Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 3.86%, 04/25/37 (a)	835	614
Steele Creek CLO Ltd
Series 2015-AR-1A, 1.63%, (3M USD LIBOR + 1.26%), 05/21/29 (a)	4,000	3,920
Series 2014-A-1RA, 2.18%, (3M USD LIBOR + 1.07%), 04/21/31 (a)	2,000	1,931
Series 2016-1A, 1.43%, (3M USD LIBOR + 1.12%), 06/16/31 (a) (d)	2,000	1,896
Series 2019-B-1A, 3.42%, (3M USD LIBOR + 2.20%), 04/15/32 (a)	1,000	926
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 3.79%, 11/25/35 (a)	5,761	5,071
Structured Asset Investment Loan Trust
Series 2006-A1-3, REMIC, 0.50%, (1M USD LIBOR + 0.16%), 06/25/36 (a) (c)	7,015	5,317
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	7,585	6,155
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	5,043	5,109
The Goldman Sachs Group, Inc.
Series 2017-B-ROSS, 1.43%, (1M USD LIBOR + 1.25%), 06/15/33 (a) (d)	1,485	1,443
THL Credit Wind River CLO Ltd
Series 2013-AR-2A, 2.37%, (3M USD LIBOR + 1.23%), 10/18/30 (a)	2,613	2,560
Series 2014-AR-2A, 2.36%, (3M USD LIBOR + 1.14%), 01/15/31 (a)	1,000	971
THL Credit Wind River CLO Ltd.
Series 2014-ARR-1A, 2.19%, (3M USD LIBOR + 1.05%), 07/18/31 (a)	2,490	2,406
Toorak Mortgage Corp Ltd
Series 2020-A2-1, 3.23%, 03/25/23 (c)	5,100	4,402
TPG Real Estate Finance Issuer LTD
Series 2019-AS-FL3, 1.64%, (1M USD LIBOR + 1.45%), 03/15/24 (a)	3,766	3,430
Trinity Rail Leasing LLC
Series 2010-A-1A, 5.19%, 01/16/31 (d)	3,963	4,050
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.72%, 06/17/50 (a)	19,867	1,521
Upstart Securitization Trust
Series 2018-B-2, 4.45%, 12/22/25	908	909
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	4,675	4,853
VB-S1 Issuer, LLC
Series 2020-C2-1A, REMIC, 3.03%, 06/15/25	8,750	8,845
	Shares/Par[1]	Value ($)
VCAT, LLC
Series 2019-A1-NPL2, 3.57%, 11/25/22	2,628	2,600
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	5,651	5,800
Venture 34 CLO Ltd
Series 2018-A-34A, 2.45%, (3M USD LIBOR + 1.23%), 10/15/31 (a)	2,750	2,633
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (c)	12,289	12,236
Vericrest Opportunity Loan Trust
Series 2019-A1A-NPL4, 3.35%, 07/25/22 (c)	8,124	8,092
Vibrant Clo III Ltd
Series 2015-A1RR-3A, REMIC, 2.39%, (3M USD LIBOR + 1.25%), 10/20/31 (a)	1,200	1,160
Vibrant Clo Ltd
Series 2018-A1-10A, 2.34%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (d)	3,000	2,892
Volt LXXX, LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (c)	7,812	7,771
Volt LXXXV, LLC
Series 2020-A1A-NPL1, REMIC, 3.23%, 12/26/22 (c)	28,899	28,716
Volt LXXXVII, LLC
Series 2020-A1A-NPL3, 2.98%, 01/25/23 (c)	10,736	10,631
WaMu Asset-Backed Certificates WaMu SeriesTrust
Series 2006-2A3-2, REMIC, 0.56%, (1M USD LIBOR + 0.38%), 04/25/36 (a) (c)	15,965	7,378
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,700	1,602
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	3,035	2,861
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	2,076	2,087
Series 2006-A4-7, REMIC, 4.21%, 09/25/36 (c)	20,605	9,316
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a)	4,806	4,932
Wellfleet CLO Ltd
Series 2017-A1-3A, 2.28%, (3M USD LIBOR + 1.15%), 01/17/31 (a)	3,250	3,160
Series 2018-A1-2A, 2.34%, (3M USD LIBOR + 1.20%), 10/20/31 (a)	2,000	1,943
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	2,195	2,163
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	2,675	2,503
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	815	783
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	1,850	1,501
Series 2015-D-NXS4, REMIC, 3.82%, 11/18/25 (a)	2,031	1,618
Series 2016-C-C32, REMIC, 4.88%, 01/16/26 (a)	1,577	1,332
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,392
Series 2016-C-C34, REMIC, 5.20%, 04/17/26 (a)	1,937	1,680
Interest Only, Series 2015-XA-P2, REMIC, 1.12%, 12/15/48 (a)	26,533	924
Interest Only, Series 2015-XA-LC20, REMIC, 1.46%, 04/15/50 (a)	21,742	871
Interest Only, Series 2016-XA-C33, REMIC, 1.87%, 03/17/59 (a)	14,019	877
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25	2,386	2,099
Series 2020-AS-C55, REMIC, 2.94%, 01/17/30	2,920	3,061
Interest Only, Series 2017-XA-C39, REMIC, 1.27%, 09/16/50 (a)	76,177	4,561
Interest Only, Series 2019-XA-C54, REMIC, 0.97%, 12/17/52 (a)	37,645	2,330
Interest Only, Series 2020-XA-C55, REMIC, 1.44%, 02/18/53 (a)	59,263	5,580
Interest Only, Series 2020-XA-C56, REMIC, 1.43%, 06/17/53 (a)	59,708	6,092
Interest Only, Series 2017-XA-RC1, REMIC, 1.66%, 01/16/60 (a)	24,297	1,640
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	1,628	1,616
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.19%, 03/15/47 (a)	19,679	523

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

18

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Interest Only, Series 2014-XA-C25, REMIC, 0.96%, 11/15/47 (a)	25,965	748
Series 2014-B-C23, REMIC, 4.53%, 09/17/24 (a)	2,003	2,115
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (c) (d)	1,779	1,343
York Ltd
Series 2019-A1-1A, 2.45%, (3M USD LIBOR + 1.35%), 07/22/32 (a)	3,500	3,422
ZAIS CLO 2, Limited
Series 2014-A1AR-2A, 2.19%, (3M USD LIBOR + 1.20%), 07/27/26 (a)	694	692
ZAIS CLO 5, Limited
Series 2016-A1-2A, 2.75%, (3M USD LIBOR + 1.53%), 10/16/28 (a)	1,983	1,954
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,252,764)		1,209,896
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	109,833	109,833
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (e) (f)	7,871	7,871
Total Short Term Investments (cost $117,704)		117,704
Total Investments 99.9% (cost $2,841,128)		2,886,909
Other Assets and Liabilities, Net 0.1%		2,832
Total Net Assets 100.0%		2,889,741

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(d)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $66,514 and 2.3% of the Fund.

(e)   Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 71.7%
Financials 29.9%
AerCap Ireland Capital Designated Activity Company
3.50%, 05/26/22 - 01/15/25	400	386
4.45%, 04/03/26	600	569
3.65%, 07/21/27	1,400	1,239
AerCap Ireland Limited
4.50%, 05/15/21	450	453
3.95%, 02/01/22	400	400
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,322
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	600	638
Ally Financial Inc.
3.05%, 06/05/23	1,900	1,926
3.88%, 05/21/24	100	103
	Shares/Par[1]	Value ($)
8.00%, 11/01/31 (b)	500	653
Ambac LSNI, LLC
5.31%, (3M USD LIBOR + 5.00%), 02/12/23 (a) (c)	462	457
American Financial Group, Inc.
3.50%, 08/15/26	900	959
American International Group, Inc.
5.75%, 04/01/48	100	103
4.38%, 01/15/55	400	455
Aon Corporation
2.80%, 05/15/30	1,200	1,281
Arch Capital Group Ltd.
3.64%, 06/30/50	615	643
Ares Finance Co. II LLC
3.25%, 06/15/30 (a)	1,200	1,220
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	800	740
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	758
Azul Investments LLP
5.88%, 10/26/24 (a)	100	43
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (callable at 100 beginning 09/24/23), EUR (d) (e)	600	654
Banco Bradesco S.A.
2.85%, 01/27/23 (a)	2,500	2,472
Banco do Brasil S.A
4.75%, 03/20/24 (e)	200	207
4.63%, 01/15/25 (a)	300	311
Banco General, S.A.
4.13%, 08/07/27 (a)	200	213
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (callable at 100 beginning 09/27/24) (a) (d)	1,000	953
Banco Santander, S.A.
3.31%, 06/27/29	600	649
3.49%, 05/28/30 (f)	4,600	4,930
Banco Santander-Chile
2.70%, 01/10/25 (a)	1,600	1,648
Banco Votorantim S.A.
4.50%, 09/24/24 (e)	1,000	999
Bancolombia SA
4.63%, 12/18/29	1,200	1,133
Bank of America Corporation
4.30%, (callable at 100 beginning 01/28/25) (d)	2,700	2,413
5.13%, (callable at 100 beginning 06/20/24) (d)	1,600	1,581
3.56%, 04/23/27	500	558
3.82%, 01/20/28 (c)	5,000	5,643
3.42%, 12/20/28	631	703
4.27%, 07/23/29	900	1,059
3.97%, 02/07/30	10,100	11,740
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (d)	900	1,100
7.75%, (callable at 100 beginning 09/15/23) (d) (f)	700	713
7.88%, (callable at 100 beginning 03/15/22) (d) (e)	2,200	2,235
1.88%, 03/23/21, EUR (e)	200	227
1.70%, 05/12/22 (f)	1,800	1,832
7.63%, 11/21/22	2,400	2,600
1.77%, (3M USD LIBOR + 1.38%), 05/16/24 (c)	2,477	2,449
4.34%, 05/16/24 (c) (f)	200	215
2.85%, 05/07/26 (f)	1,400	1,459
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	500	548
4.25%, 12/15/25 (a)	300	344
BBVA Bancomer, S.A.
6.75%, 09/30/22 (a)	1,051	1,122
6.75%, 09/30/22 (e)	329	351
5.13%, 01/18/33 (e)	600	562
5.88%, 09/13/34 (a)	500	489
BGC Partners, Inc.
5.13%, 05/27/21	1,100	1,116

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

19

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
BlackRock, Inc.
1.90%, 01/28/31	1,100	1,124
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (a)	800	974
BNP Paribas
7.00%, (callable at 100 beginning 08/16/28) (a) (d)	200	216
2.82%, 11/19/25 (a)	5,500	5,753
4.40%, 08/14/28 (a)	900	1,037
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	1,300	1,295
BPCE
1.58%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (c)	500	503
2.75%, 01/11/23 (a)	2,500	2,620
Brookfield Financial, Inc.
3.90%, 01/25/28	500	546
4.35%, 04/15/30	1,600	1,809
Brookfield Financial, LLC
4.00%, 04/01/24	500	542
BTG Pactual Holding S.A.
5.50%, 01/31/23 (a) (b)	600	614
4.50%, 01/10/25 (a)	2,700	2,645
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (a) (g)	600	648
Carlyle Finance LLC
3.50%, 09/19/29 (a)	500	517
China Construction Bank (New Zealand) Limited
1.06%, (3M USD LIBOR + 0.75%), 12/20/21 (c) (e)	500	500
Cielo USA Inc.
3.75%, 11/16/22 (a)	600	600
Citigroup Inc.
4.70%, (callable at 100 beginning 01/30/25) (d)	1,600	1,429
5.00%, (callable at 100 beginning 09/12/24) (d)	2,200	2,065
5.95%, (callable at 100 beginning 05/15/25) (d)	1,100	1,098
2.90%, 12/08/21	100	103
2.88%, 07/24/23	900	936
1.37%, (3M USD LIBOR + 1.02%), 06/01/24 (c)	600	598
4.08%, 04/23/29	1,200	1,371
2.98%, 11/05/30	5,800	6,160
Citizens Bank, National Association
3.75%, 02/18/26	600	674
Citizens Financial Group, Inc.
5.65%, (callable at 100 beginning 10/06/25) (d)	1,500	1,519
3.25%, 04/30/30	300	323
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (d) (e)	1,800	2,078
3.75%, 07/21/26	1,000	1,100
Credit Agricole SA
3.75%, 04/24/23 (a)	250	267
Credit Suisse (USA), Inc.
3.00%, 10/29/21	300	310
Credit Suisse Group AG
5.10%, (callable at 100 beginning 01/24/30) (a) (b) (d)	3,100	2,942
6.38%, (callable at 100 beginning 08/21/26) (a) (d)	1,100	1,117
7.25%, (callable at 100 beginning 09/12/25) (a) (d)	3,200	3,305
7.50%, (callable at 100 beginning 07/17/23) (a) (d)	5,700	5,874
6.50%, 08/08/23 (e)	300	327
6.50%, 08/08/23 (a)	200	218
2.59%, 09/11/25 (a)	1,700	1,753
3.87%, 01/12/29 (a)	700	772
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	900	956
3.75%, 03/26/25	800	879
4.55%, 04/17/26	700	805
Credit Suisse Holdings (USA), Inc.
2.10%, 11/12/21	600	613
DAE Funding LLC
5.75%, 11/15/23 (a)	1,100	1,057
	Shares/Par[1]	Value ($)
Daimler Finance North America LLC
3.75%, 11/05/21 (a)	3,700	3,759
Danske Bank A/S
3.24%, 12/20/25 (a)	1,000	1,038
Deutsche Bank Aktiengesellschaft
6.00%, (callable at 100 beginning 10/30/25) (d)	1,400	1,158
2.28%, (3M USD LIBOR + 0.97%), 07/13/20 (c)	1,100	1,100
3.15%, 01/22/21	500	504
4.25%, 10/14/21	2,200	2,258
5.00%, 02/14/22	900	942
1.58%, (3M USD LIBOR + 1.19%), 11/16/22 (c)	500	485
3.30%, 11/16/22	300	306
Diamond Finance International Limited
4.42%, 06/15/21 (a)	1,400	1,439
5.45%, 06/15/23 (a)	7,825	8,558
6.02%, 06/15/26 (a)	2,800	3,203
Digital Realty Trust, L.P.
3.60%, 07/01/29	1,100	1,255
Digital Stout Holding, LLC
3.75%, 10/17/30, GBP (e)	300	423
Discover Bank
2.70%, 02/06/30	1,300	1,305
Discover Financial Services
6.13%, (callable at 100 beginning 06/23/25) (d)	2,100	2,162
4.10%, 02/09/27	400	433
E*Trade Financial Corporation
5.88%, (callable at 100 beginning 09/15/26) (d)	1,000	1,037
4.50%, 06/20/28	2,500	2,869
Emerald Bay SA
0.00%, 10/19/20, EUR (a) (h)	100	109
ERP Operating Limited Partnership
2.50%, 02/15/30	1,200	1,279
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	692
4.63%, 04/29/30 (a)	1,900	2,048
Fairstone Financial Inc.
7.88%, 07/15/24 (a)	500	497
Fidelity National Financial, Inc.
5.50%, 09/01/22	300	325
3.40%, 06/15/30	1,900	1,992
First American Financial Corporation
4.30%, 02/01/23	650	677
4.60%, 11/15/24	200	217
Flagstar Bancorp, Inc.
6.13%, 07/15/21	800	800
FMR LLC
4.95%, 02/01/33 (a)	700	923
Ford Motor Credit Company LLC
5.88%, 08/02/21	300	303
5.60%, 01/07/22	2,900	2,916
1.64%, (3M USD LIBOR + 1.08%), 08/03/22 (c)	1,400	1,278
3.55%, 10/07/22	2,200	2,116
3.09%, 01/09/23	4,600	4,381
3.10%, 05/04/23	200	190
1.74%, 07/19/24, EUR	3,000	3,026
Freedom Mortgage Corporation
10.75%, 04/01/24 (a)	1,200	1,233
8.13%, 11/15/24 (a)	100	96
8.25%, 04/15/25 (a)	100	99
GE Capital Funding LLC
4.40%, 05/15/30 (a)	7,500	7,788
4.55%, 05/15/32 (a)	4,000	4,126
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	800	813
General Motors Financial Company, Inc.
2.86%, (3M USD LIBOR + 1.55%), 01/14/22 (c)	200	197
1.62%, (3M USD LIBOR + 1.31%), 06/30/22 (c)	400	390
3.55%, 07/08/22	1,500	1,539
Glencore Funding LLC
4.13%, 03/12/24 (a)	1,000	1,072
Global Payments Inc.
3.20%, 08/15/29	200	214
Goodman HK Finance
4.38%, 06/19/24 (e)	300	319

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

20

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Greene King Finance PLC
5.32%, 09/15/31, GBP (e) (i)	392	542
High Street Funding Trust I
4.11%, 02/15/28	100	111
HSBC Holdings PLC
4.75%, (callable at 100 beginning 07/04/29), EUR (d) (e)	800	849
5.88%, (callable at 100 beginning 09/28/26), GBP (d)	700	849
6.50%, (callable at 100 beginning 03/23/28) (d) (f)	400	410
6.88%, (callable at 100 beginning 06/01/21) (d) (f)	600	606
3.60%, 05/25/23	800	859
2.63%, 11/07/25 (f)	1,200	1,242
4.30%, 03/08/26	725	817
3.90%, 05/25/26	600	665
1.70%, (3M USD LIBOR + 1.38%), 09/12/26 (c) (f)	500	493
4.04%, 03/13/28 (c)	200	221
3.00%, 07/22/28, GBP (f)	700	917
4.58%, 06/19/29 (f)	1,100	1,270
3.97%, 05/22/30	6,700	7,443
2.85%, 06/04/31 (f)	2,200	2,245
Imperial Brands Finance PLC
3.75%, 07/21/22 (a)	900	938
3.50%, 02/11/23 (a)	400	414
3.13%, 07/26/24 (a) (g)	500	519
3.50%, 07/26/26 (a) (g)	800	855
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
1.06%, (3M USD LIBOR + 0.75%), 12/21/21 (c) (e)	800	800
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (d)	700	698
4.63%, 01/06/26 (a)	1,000	1,169
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,300	1,325
Intesa Sanpaolo S.p.A.
7.75%, (callable at 100 beginning 01/11/27), EUR (d) (e)	600	736
6.50%, 02/24/21 (a)	250	257
5.71%, 01/15/26 (a)	875	926
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (a)	2,300	2,269
Jefferies Finance LLC
7.25%, 08/15/24 (a)	400	356
JPMorgan Chase & Co.
4.00%, (callable at 100 beginning 04/01/25) (d)	4,700	4,107
4.23%, (3M USD LIBOR + 3.47%), (callable at 100 beginning 10/30/20) (c) (d)	537	489
4.60%, (callable at 100 beginning 02/01/25) (d)	1,900	1,693
5.00%, (callable at 100 beginning 08/01/24) (d)	700	675
3.56%, 04/23/24	235	252
3.22%, 03/01/25	1,380	1,484
2.30%, 10/15/25	2,800	2,930
3.30%, 04/01/26	1,700	1,899
3.78%, 02/01/28 (c)	7,000	7,920
2.74%, 10/15/30	11,100	11,900
KKR Group Finance Co. VI LLC
3.75%, 07/01/29 (a)	1,200	1,376
KWG Group Holdings Limited
6.00%, 09/15/22 (e)	400	402
Lazard Group LLC
3.75%, 02/13/25	300	319
4.50%, 09/19/28	1,200	1,353
4.38%, 03/11/29	400	441
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	5,300	5,423
Legg Mason, Inc.
3.95%, 07/15/24	100	106
Lloyds Banking Group PLC
7.63%, (callable at 100 beginning 06/27/23), GBP (d) (e) (f)	1,000	1,262
1.11%, (3M USD LIBOR + 0.80%), 06/21/21 (c)	400	402
4.05%, 08/16/23 (f)	1,600	1,735
	Shares/Par[1]	Value ($)
4.45%, 05/08/25 (f)	800	906
4.58%, 12/10/25	400	442
2.44%, 02/05/26 (f)	600	619
Loews Corporation
3.20%, 05/15/30	100	108
Meiji Yasuda Life Insurance Company
5.10%, 04/26/48 (a)	200	232
Mitsubishi UFJ Financial Group Inc
1.85%, (3M USD LIBOR + 0.86%), 07/26/23 (c)	300	299
2.80%, 07/18/24	1,800	1,908
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (a)	700	718
Mizuho Financial Group Inc
2.63%, 04/12/21 (a)	700	709
1.19%, (3M USD LIBOR + 0.88%), 09/11/22 (c)	800	800
1.16%, (3M USD LIBOR + 0.85%), 09/13/23 (c)	2,200	2,188
2.87%, 09/13/30	4,400	4,645
Moody's Corporation
4.88%, 02/15/24	290	327
3.25%, 05/20/50	1,000	1,077
Morgan Stanley
3.13%, 01/23/23	3,400	3,603
0.96%, (3M CIDOR + 0.30%), 02/03/23, CAD (c)	2,200	1,575
3.88%, 01/27/26	300	340
MUFG Americas Holdings Corporation
3.00%, 02/10/25	800	845
MUFG Union Bank, National Association
2.10%, 12/09/22	1,300	1,340
Multibank, Inc.
4.38%, 11/09/22 (a)	200	201
Muthoot Finance Limited
4.40%, 09/02/23 (a)	2,300	2,200
National Securities Clearing Corporation
1.20%, 04/23/23 (a)	1,400	1,421
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (a)	800	769
Nationwide Building Society
10.25%, GBP (d)	535	1,033
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (a)	500	495
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (d) (f)	1,400	1,405
Navient Corporation
5.88%, 03/25/21	100	98
6.50%, 06/15/22	200	197
New York Life Insurance Company
4.45%, 05/15/69 (a)	600	731
Nippon Life Insurance Company of America
3.40%, 01/23/50 (a)	600	618
Nomura Holdings, Inc.
2.65%, 01/16/25	1,200	1,250
3.10%, 01/16/30	1,300	1,348
Nordea Bank ABP
6.63%, (callable at 100 beginning 03/26/26) (a) (d)	300	321
Novatek Finance Designated Activity Company
4.42%, 12/13/22 (e)	500	525
NTT Finance Corporation
1.90%, 07/21/21 (e)	2,050	2,073
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	500	559
Ohio National Financial Services, Inc.
5.55%, 01/24/30 (a)	3,100	2,954
Pacific National Finance Pty Ltd
4.63%, 09/23/20 (a)	600	603
Petrobras Global Finance B.V.
5.09%, 01/15/30 (a)	178	177
7.25%, 03/17/44	900	982
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (a)	600	604
Principal Financial Group, Inc.
3.70%, 05/15/29	100	114

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

21

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	1,121
3.40%, 01/15/30 (a)	700	723
Radian Group Inc.
6.63%, 03/15/25	500	516
RBS Capital Trust II
6.43%, (callable at 100 beginning 01/03/34) (d)	400	588
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	661
Rio Oil Finance Trust
9.25%, 07/06/24 (e) (i)	321	326
9.25%, 07/06/24 (a)	134	136
9.75%, 01/06/27 (a)	165	169
8.20%, 04/06/28 (a)	600	603
Santander Holdings USA, Inc.
3.40%, 01/18/23	1,100	1,146
3.50%, 06/07/24	600	631
3.24%, 10/05/26	2,200	2,276
4.40%, 07/13/27	100	108
Santander UK Group Holdings PLC
7.38%, (callable at 100 beginning 06/24/22), GBP (d) (e)	295	371
3.40%, 06/01/21 (f)	500	513
3.75%, 11/15/21 (f)	2,100	2,188
1.63%, 02/12/23 (a)	5,400	5,545
2.88%, 06/18/24	800	852
4.80%, 11/15/24	532	588
4.75%, 09/15/25 (a)	600	651
Sasol Financing USA LLC
5.88%, 03/27/24	800	712
6.50%, 09/27/28	200	176
SB Capital S.A.
6.13%, 02/07/22 (e)	1,500	1,595
5.13%, 10/29/22 (e)	3,100	3,259
5.25%, 05/23/23 (e)	200	211
SBL Holdings, LLC
5.13%, 11/13/26 (a)	700	654
Shriram Transport Finance Company Limited
5.95%, 10/24/22 (e)	900	824
5.10%, 07/16/23 (a)	1,900	1,665
SLM Corporation
7.25%, 01/25/22	100	100
5.13%, 04/05/22	400	395
SMBC Aviation Capital Finance Designated Activity Company
2.65%, 07/15/21 (a)	1,700	1,698
3.00%, 07/15/22 (a)	800	803
3.55%, 04/15/24 (a)	1,100	1,121
Springleaf Finance Corporation
8.25%, 12/15/20	100	103
7.75%, 10/01/21	800	833
Standard Chartered PLC
3.79%, 05/21/25 (a)	1,000	1,061
2.82%, 01/30/26 (a)	1,600	1,637
State Bank of India
3.25%, 01/24/22 (e)	700	710
State Street Corporation
5.63%, (callable at 100 beginning 12/15/23) (d)	400	389
Stearns Holdings, LLC
5.00%, 11/05/24 (a)	13	8
Stichting AK Rabobank Certificaten II
0.00%, EUR (c) (d) (e) (i)	600	714
Stifel Financial Corp.
4.00%, 05/15/30	900	948
Sumitomo Mitsui Financial Group, Inc.
1.99%, (3M USD LIBOR + 1.68%), 03/09/21 (c)	1,200	1,210
2.28%, (3M USD LIBOR + 1.14%), 10/19/21 (c)	1,300	1,312
2.09%, (3M USD LIBOR + 0.78%), 07/12/22 (c)	500	501
1.47%, 07/08/25	2,000	2,000
3.04%, 07/16/29	4,300	4,627
2.13%, 07/08/30	3,000	3,006
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	200	210
Synchrony Financial
4.38%, 03/19/24	400	423
	Shares/Par[1]	Value ($)
4.25%, 08/15/24	100	105
3.95%, 12/01/27	2,900	3,037
Syngenta Finance N.V.
3.93%, 04/23/21 (a)	300	302
3.13%, 03/28/22	1,200	1,217
4.44%, 04/24/23 (a)	200	210
4.89%, 04/24/25 (a)	200	210
5.18%, 04/24/28 (a)	1,900	2,018
Synovus Bank
2.29%, 02/10/23	4,500	4,542
Tesco Property Finance 5 PLC
5.66%, 10/13/41, GBP (e)	588	980
The Bank of New York Mellon Corporation
4.70%, (callable at 100 beginning 09/20/25) (d)	800	835
2.80%, 05/04/26	1,800	1,978
The Bank of Nova Scotia
4.90%, (callable at 100 beginning 06/04/25) (d) (f)	500	499
The Blackstone Group Inc.
2.50%, 01/10/30 (a) (b)	5,700	5,947
5.00%, 06/15/44 (a)	300	365
The Charles Schwab Corporation
5.00%, (callable at 100 beginning 12/01/27) (d)	500	492
5.38%, (callable at 100 beginning 06/01/25) (d)	2,400	2,563
The Depository Trust & Clearing Corporation
3.48%, (callable at 100 beginning 09/15/20) (a) (d)	250	238
The Goldman Sachs Group, Inc.
1.11%, (3M USD LIBOR + 0.75%), 02/23/23 (c)	600	597
3.50%, 01/23/25	600	652
3.75%, 02/25/26	1,000	1,116
3.69%, 06/05/28 (c)	400	448
4.22%, 05/01/29	2,400	2,785
2.60%, 02/07/30	1,000	1,047
The PNC Financial Services Group, Inc.
2.55%, 01/22/30 (b)	3,100	3,335
The Royal Bank of Scotland Group Public Limited Company
7.65%, (callable at 100 beginning 09/30/31) (d)	100	145
8.63%, (callable at 100 beginning 08/15/21) (d) (f)	5,799	6,031
2.00%, 03/08/23, EUR	200	228
6.00%, 12/19/23	1,000	1,120
1.85%, (3M USD LIBOR + 1.55%), 06/25/24 (c)	1,801	1,797
4.52%, 06/25/24 (c) (f)	1,100	1,195
4.27%, 03/22/25 (f)	1,400	1,522
1.75%, 03/02/26, EUR (e)	600	689
5.08%, 01/27/30 (c) (f)	200	240
Truist Financial Corporation
5.10%, (callable at 100 beginning 03/01/30) (d)	1,400	1,437
UBS AG
7.63%, 08/17/22	2,403	2,674
5.13%, 05/15/24 (e)	900	975
4.75%, 02/12/26, EUR (c) (e)	400	457
UBS Group AG
7.13%, (callable at 100 beginning 08/10/21) (d) (e) (f)	2,300	2,340
3.13%, 08/13/30 (a)	400	431
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (a)	250	282
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (a)	2,600	2,723
UniCredit S.p.A.
7.50%, (callable at 100 beginning 06/03/26), EUR (d) (e)	1,400	1,644
6.57%, 01/14/22 (a)	500	529
7.83%, 12/04/23 (a)	1,200	1,375
5.46%, 06/30/35 (a) (f)	1,200	1,205
Unum Group
4.50%, 03/15/25	700	752
Virgin Media Secured Finance PLC
6.25%, 03/28/29, GBP (e)	90	118
4.25%, 01/15/30, GBP (a)	300	367
Virgin Money UK PLC
4.00%, 09/03/27, GBP (e)	900	1,125

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

22

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Visa Inc.
3.15%, 12/14/25	400	445
Volkswagen Group of America, Inc.
1.16%, (3M USD LIBOR + 0.86%), 09/24/21 (a) (c)	900	893
1.37%, (3M USD LIBOR + 0.94%), 11/12/21 (a) (c)	500	498
3.35%, 05/13/25 (a)	1,900	2,037
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
2.13%, 04/04/22, EUR (e)	700	802
Wand Merger Corporation
8.13%, 07/15/23 (a)	300	308
Wells Fargo & Company
2.63%, 07/22/22	300	312
2.13%, (3M USD LIBOR + 1.11%), 01/24/23 (c)	1,500	1,512
1.99%, (3M USD LIBOR + 1.23%), 10/31/23 (b) (c)	1,400	1,410
3.30%, 09/09/24	950	1,038
3.55%, 09/29/25	900	1,004
2.41%, 10/30/25	2,700	2,810
2.16%, 02/11/26	6,600	6,817
3.20%, 06/17/27	800	867
3.58%, 05/22/28 (c)	4,800	5,329
2.39%, 06/02/28	7,200	7,438
Wells Fargo Bank, National Association
0.99%, (3M USD LIBOR + 0.62%), 05/27/22 (c)	250	250
2.90%, 05/27/22	350	357
3.55%, 08/14/23	1,000	1,083
Willis North America Inc.
2.95%, 09/15/29	5,500	5,828
Woodside Finance Limited
4.60%, 05/10/21 (a)	600	611
3.65%, 03/05/25 (a)	600	631
4.50%, 03/04/29 (a)	2,000	2,157
XLIT Ltd
4.45%, 03/31/25	400	449
		492,807
Communication Services 6.6%
21Vianet Group, Inc.
7.88%, 10/15/21 (e)	500	504
Activision Blizzard, Inc.
3.40%, 09/15/26	900	1,022
Altice Financing S.A.
2.25%, 01/15/25, EUR (a)	300	316
AT&T Inc.
3.95%, 01/15/25	100	112
4.10%, 02/15/28	1,520	1,743
2.75%, 06/01/31	5,100	5,292
3.50%, 06/01/41	5,900	6,219
4.80%, 06/15/44	200	236
4.35%, 06/15/45	100	113
4.75%, 05/15/46	4,900	5,784
5.15%, 11/15/46	2,200	2,765
5.45%, 03/01/47	1,400	1,837
4.50%, 03/09/48	600	703
4.55%, 03/09/49	700	826
3.65%, 06/01/51	4,200	4,383
Baidu, Inc.
4.38%, 05/14/24	200	218
4.88%, 11/14/28	1,100	1,289
CC Holdings GS V LLC
3.85%, 04/15/23	200	216
CCO Holdings, LLC
4.50%, 08/15/30 (a)	4,800	4,902
CenturyLink, Inc.
4.00%, 02/15/27 (a)	2,900	2,817
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,658
3.75%, 02/15/28	300	327
5.05%, 03/30/29	100	118
5.38%, 05/01/47	400	471
5.75%, 04/01/48	300	371
4.80%, 03/01/50	2,000	2,268
	Shares/Par[1]	Value ($)
Comcast Corporation
3.15%, 03/01/26	200	222
2.35%, 01/15/27	200	214
3.30%, 02/01/27	400	449
4.15%, 10/15/28	1,700	2,041
2.65%, 02/01/30	2,000	2,173
3.75%, 04/01/40	5,800	6,812
4.50%, 01/15/43	500	633
4.60%, 08/15/45	400	517
3.40%, 07/15/46	1,200	1,331
4.70%, 10/15/48	4,500	6,000
4.00%, 11/01/49	300	363
2.80%, 01/15/51	1,750	1,779
Cox Communications, Inc.
3.15%, 08/15/24 (a)	800	861
Crown Communication Inc.
4.24%, 07/15/28	100	113
Deutsche Telekom AG
3.63%, 01/21/50 (a)	500	552
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	600	438
Discovery Communications, LLC
3.45%, 03/15/25	100	108
DISH DBS Corporation
6.75%, 06/01/21	1,000	1,019
Expedia Group, Inc.
3.80%, 02/15/28	500	479
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (a)	2,000	1,809
Level 3 Financing, Inc.
3.88%, 11/15/29 (a)	1,300	1,370
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	600	618
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (a)	200	199
Netflix, Inc.
3.88%, 11/15/29, EUR (a)	400	471
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (j)	400	333
RELX Capital Inc.
3.50%, 03/16/23	200	213
3.00%, 05/22/30	100	108
Rogers Communications Inc.
3.70%, 11/15/49	300	332
Spectrum Management Holding Company, LLC
4.13%, 02/15/21	1,000	1,011
6.75%, 06/15/39	1,200	1,595
4.50%, 09/15/42	300	322
Sprint Corporation
7.25%, 09/15/21	1,600	1,676
7.88%, 09/15/23	2,700	3,044
7.13%, 06/15/24	200	226
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	469	475
TEGNA Inc.
4.63%, 03/15/28 (a)	1,100	1,010
Tencent Holdings Limited
3.98%, 04/11/29 (a)	2,100	2,359
3.24%, 06/03/50 (a)	1,100	1,112
The Walt Disney Company
1.75%, 01/13/26	7,350	7,541
2.00%, 09/01/29	3,200	3,268
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	150
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	2,800	2,800
Univision Communications Inc.
5.13%, 02/15/25 (a) (b)	900	848
Verizon Communications Inc.
4.13%, 03/16/27	300	354
Vodafone Group Public Limited Company
4.38%, 05/30/28	200	237
7.00%, 04/04/79	200	235

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

23

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (a)	2,600	2,527
		108,857
Real Estate 6.4%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24	300	332
4.50%, 07/30/29	500	600
2.75%, 12/15/29	2,600	2,766
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,077
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,280
American Tower Corporation
3.45%, 09/15/21	200	207
3.50%, 01/31/23	750	801
3.00%, 06/15/23	600	640
2.95%, 01/15/25	1,700	1,832
4.00%, 06/01/25	1,000	1,124
2.75%, 01/15/27	1,900	2,033
3.13%, 01/15/27	400	433
3.80%, 08/15/29	700	796
2.90%, 01/15/30	3,900	4,163
3.70%, 10/15/49	2,100	2,300
AvalonBay Communities, Inc.
2.45%, 01/15/31	1,500	1,598
Boston Properties Limited Partnership
2.90%, 03/15/30	300	314
3.25%, 01/30/31	1,300	1,401
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	204
3.90%, 03/15/27	700	713
Camden Property Trust
2.80%, 05/15/30	500	540
CBL & Associates Limited Partnership
5.95%, 12/15/26	1,600	460
Columbia Property Trust Operating Partnership, L.P.
3.65%, 08/15/26	700	727
Crown Castle International Corp.
4.88%, 04/15/22	300	321
5.25%, 01/15/23	400	444
3.15%, 07/15/23	3,000	3,196
3.80%, 02/15/28	900	1,010
4.30%, 02/15/29	1,800	2,086
2.25%, 01/15/31	3,800	3,833
4.00%, 11/15/49	1,501	1,678
4.15%, 07/01/50	1,100	1,264
Duke Realty Limited Partnership
3.05%, 03/01/50	1,600	1,675
EPR Properties
4.50%, 04/01/25	100	94
4.75%, 12/15/26	200	191
4.50%, 06/01/27 (b)	1,800	1,669
4.95%, 04/15/28	1,100	1,044
3.75%, 08/15/29	200	175
Equinix, Inc.
2.63%, 11/18/24	600	639
3.20%, 11/18/29	600	653
2.15%, 07/15/30	1,700	1,684
Essex Portfolio, L.P.
3.50%, 04/01/25	900	977
2.65%, 03/15/32	1,500	1,584
Fideicomiso Fibra Uno
6.95%, 01/30/44 (a)	1,000	1,092
Healthpeak Properties, Inc.
2.88%, 01/15/31	1,000	1,027
Highwoods Realty Limited Partnership
4.20%, 04/15/29	700	755
3.05%, 02/15/30	400	398
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	205
4.00%, 06/15/25	300	306
4.50%, 02/01/26	100	103
Hudson Pacific Properties, L.P.
3.25%, 01/15/30	1,500	1,449
	Shares/Par[1]	Value ($)
Kaisa Group Holdings Ltd.
7.88%, 06/30/21 (e)	200	200
8.50%, 06/30/22 (e)	300	297
Kilroy Realty, L.P.
4.38%, 10/01/25	300	320
3.05%, 02/15/30	7,300	7,252
Mack Cali Realty LP
4.50%, 04/18/22	500	462
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	54
3.75%, 06/15/24	100	108
3.95%, 03/15/29	600	691
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a) (b)	900	1,002
New Metro Global Limited
6.50%, 04/23/21 (e)	1,300	1,305
Newmark Group, Inc.
6.13%, 11/15/23 (g)	700	698
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	800	827
Physicians Realty L.P.
4.30%, 03/15/27	995	1,037
3.95%, 01/15/28	200	204
ProLogis, L.P.
2.25%, 04/15/30	800	841
Realty Income Corporation
3.25%, 01/15/31	500	541
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	100	102
Regency Centers, L.P.
2.95%, 09/15/29	300	304
3.70%, 06/15/30	900	969
Ronshine China Holdings Limited
11.25%, 08/22/21 (e)	500	527
8.75%, 10/25/22 (e)	800	834
Sabra Health Care Limited Partnership
4.80%, 06/01/24	1,000	999
SBA Communications Corporation
3.88%, 02/15/27 (a)	1,500	1,492
Seazen Group Limited
7.50%, 01/22/21 (e)	2,000	2,020
Service Properties Trust
4.50%, 06/15/23	200	191
4.95%, 02/15/27	300	262
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	497
Spirit Realty, L.P.
4.45%, 09/15/26	200	206
4.00%, 07/15/29	500	491
Store Capital Corporation
4.63%, 03/15/29	200	207
Sunac China Holdings Limited
8.63%, 07/27/20 (e)	300	301
6.88%, 08/08/20 (e)	200	200
8.38%, 01/15/21 (e)	700	711
7.88%, 02/15/22 (e)	600	615
Times China Holdings Limited
7.63%, 02/21/22 (e)	400	410
UDR, Inc.
4.00%, 10/01/25	350	390
3.00%, 08/15/31	2,700	2,882
Vanke Real Estate (Hong Kong) Company Limited
4.20%, 06/07/24 (e)	800	850
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	983
Vereit Operating Partnership, L.P.
4.88%, 06/01/26	2,600	2,855
3.95%, 08/15/27	400	415
3.10%, 12/15/29	700	674
W.P. Carey Inc.
4.00%, 02/01/25	1,000	1,045
4.25%, 10/01/26	700	758
Washington Prime Group, L.P.
6.45%, 08/15/24 (b)	1,300	732

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

24

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Weyerhaeuser Company
7.13%, 07/15/23	1,100	1,279
4.63%, 09/15/23	500	552
8.50%, 01/15/25	500	629
4.00%, 11/15/29 - 04/15/30	6,100	6,863
7.38%, 03/15/32	1,600	2,165
		106,142
Energy 5.7%
Aker BP ASA
3.75%, 01/15/30 (a)	2,200	2,086
APT Pipelines Limited
4.20%, 03/23/25 (a)	500	549
Azure Power Solar Energy Private Limited
5.65%, 12/24/24 (a)	600	604
BP Capital Markets America Inc.
3.59%, 04/14/27	1,500	1,659
4.23%, 11/06/28	2,800	3,253
Cameron LNG, LLC
3.40%, 01/15/38 (a)	1,300	1,417
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	1,002
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	740
5.13%, 06/30/27	6,100	6,694
3.70%, 11/15/29 (a)	800	818
CNOOC Curtis Funding No.1 Pty Ltd
4.50%, 10/03/23 (e)	1,100	1,204
CNOOC Limited
3.00%, 05/09/23	600	626
DCP Midstream Operating, LP
5.63%, 07/15/27	300	303
El Paso LLC
6.50%, 09/15/20	200	202
Enable Midstream Partners, LP
4.40%, 03/15/27	800	737
4.95%, 05/15/28	500	464
5.00%, 05/15/44 (i)	645	512
Enbridge Inc.
0.88%, (3M USD LIBOR + 0.50%), 02/18/22 (c)	3,300	3,148
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	500	482
Energy Transfer LP
4.25%, 03/15/23	200	211
4.20%, 04/15/27	1,200	1,253
5.50%, 06/01/27	2,472	2,761
4.90%, 03/15/35	554	557
7.50%, 07/01/38	200	232
6.05%, 06/01/41	1,300	1,340
6.50%, 02/01/42	100	109
Energy Transfer Operating, L.P.
6.25%, 04/15/49	600	639
Enterprise Products Operating LLC
3.90%, 02/15/24	100	109
3.75%, 02/15/25	400	442
2.80%, 01/31/30 (b)	2,800	2,938
4.88%, 08/16/77 (c)	500	438
EQM Midstream Partners, LP
4.00%, 08/01/24	500	474
4.13%, 12/01/26	100	91
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (a)	1,000	1,024
Gaz Capital S.A.
6.51%, 03/07/22 (e)	500	536
3.13%, 11/17/23, EUR (a)	400	469
2.95%, 01/24/24, EUR (e)	1,600	1,874
2.25%, 11/22/24, EUR (e)	200	229
4.95%, 03/23/27 (e)	600	665
Gaz Finance PLC
3.25%, 02/25/30 (a)	1,800	1,811
GPN Capital S.A.
4.38%, 09/19/22 (e)	300	312
Greenko Dutch B.V.
4.88%, 07/24/22 (e)	300	297
5.25%, 07/24/24 (e)	400	395
	Shares/Par[1]	Value ($)
5.25%, 07/24/24 (a)	200	197
Halliburton Company
2.92%, 03/01/30	800	759
Hess Corporation
7.30%, 08/15/31	65	76
Kinder Morgan, Inc.
2.50%, (3M USD LIBOR + 1.28%), 01/15/23 (c)	1,300	1,300
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	400	410
MPLX LP
5.25%, 01/15/25	600	624
4.50%, 04/15/38	200	200
5.20%, 12/01/47	1,638	1,692
4.90%, 04/15/58	300	296
NGPL PipeCo LLC
4.38%, 08/15/22 (a) (b)	325	334
Occidental Petroleum Corporation
6.95%, 07/01/24	300	294
4.40%, 08/15/49 (b)	600	411
Ocyan S/A
0.00%, (callable at 100 beginning 08/13/20) (a) (d) (h)	89	—
Odebrecht Offshore Drilling Finance Ltd.
6.35%, 12/01/21 (a)	25	21
6.72%, 12/01/22 (e)	27	23
7.35%, 12/01/26 (a) (j)	138	39
7.72%, 12/01/26 (e) (j)	151	12
ONEOK Partners, L.P.
4.90%, 03/15/25	1,000	1,086
6.85%, 10/15/37	200	223
ONEOK, Inc.
4.00%, 07/13/27	300	305
4.35%, 03/15/29	2,500	2,579
6.35%, 01/15/31	2,800	3,278
Parsley Energy, LLC
5.63%, 10/15/27 (a)	100	99
4.13%, 02/15/28 (a)	2,400	2,174
Petroleos Mexicanos
6.50%, 03/13/27	2,900	2,639
6.84%, 01/23/30 (a)	2,500	2,186
5.95%, 01/28/31 (a)	1,300	1,071
Pioneer Natural Resources Company
4.45%, 01/15/26 (b)	400	463
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	202
3.60%, 11/01/24	100	102
5.15%, 06/01/42	200	187
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (a)	250	289
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,056
5.00%, 10/01/22	100	106
Rockies Express Pipeline LLC
4.80%, 05/15/30 (a)	2,200	2,024
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	300	319
5.63%, 04/15/23	800	871
5.75%, 05/15/24	1,510	1,700
5.88%, 06/30/26	1,200	1,410
Shell International Finance B.V.
3.25%, 04/06/50	4,927	5,299
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	5,100	5,236
Terraform Power Operating, LLC
4.25%, 01/31/23 (a)	100	101
TransCanada PipeLines Limited
4.63%, 03/01/34	800	931
TransCanada Trust
5.30%, 03/15/77 (c)	875	857
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	883
3.25%, 05/15/30 (a)	700	750
4.60%, 03/15/48	990	1,118
Transocean Guardian Limited
5.88%, 01/15/24 (a)	334	290

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

25

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Transocean Ltd.
5.38%, 05/15/23 (a)	200	170
Transocean Pontus Limited
6.13%, 08/01/25 (a)	84	77
WPX Energy, Inc.
5.75%, 06/01/26	100	97
4.50%, 01/15/30	1,300	1,148
		93,720
Utilities 4.7%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	4,100	3,836
Adani Transmission Limited
4.00%, 08/03/26 (e)	500	495
Ameren Illinois Company
3.25%, 03/15/50	300	332
American Electric Power Company, Inc.
3.20%, 11/13/27	400	442
Arizona Public Service Company
3.50%, 12/01/49	400	426
Black Hills Corporation
2.50%, 06/15/30	1,400	1,443
CenterPoint Energy, Inc.
2.50%, 09/01/24	700	737
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30 (a)	1,800	1,717
Clearway Energy Operating LLC
5.75%, 10/15/25	900	933
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,321
Dominion Energy Gas Holdings, LLC
2.50%, 11/15/24	600	634
DTE Electric Company
2.25%, 03/01/30	1,400	1,475
Duke Energy Corporation
2.45%, 06/01/30	5,200	5,460
Duquesne Light Holdings, Inc.
5.90%, 12/01/21 (a)	50	53
3.62%, 08/01/27 (a)	1,200	1,269
Enel Finance International N.V.
2.75%, 04/06/23 (a) (b)	3,200	3,312
4.25%, 09/14/23 (a)	1,000	1,087
3.63%, 05/25/27 (a)	400	436
Entergy Corporation
2.80%, 06/15/30	2,600	2,747
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	1,048
Exelon Corporation
3.95%, 06/15/25	500	562
4.45%, 04/15/46	600	725
Exelon Generation Company, LLC
3.25%, 06/01/25	2,500	2,696
FirstEnergy Corp.
4.25%, 03/15/23 (g)	300	324
Georgia Power Company
3.70%, 01/30/50	400	446
Ipalco Enterprises Inc
3.70%, 09/01/24	503	536
ITC Holdings Corp.
2.95%, 05/14/30 (a)	2,500	2,654
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,707
Nevada Power Company
2.40%, 05/01/30	1,200	1,277
NextEra Energy Capital Holdings, Inc.
3.30%, 08/15/22	3,900	4,117
3.25%, 04/01/26	800	893
3.50%, 04/01/29	500	566
2.75%, 11/01/29	2,800	3,013
5.65%, 05/01/79	800	869
NiSource Inc.
2.95%, 09/01/29	700	763
Pacific Gas And Electric Company
0.00%, 10/01/20 - 12/01/27 (k) (l)	1,500	1,639
4.65%, 08/01/28	200	238
	Shares/Par[1]	Value ($)
2.50%, 02/01/31	1,800	1,760
3.30%, 08/01/40 (b)	400	390
PECO Energy Company
3.00%, 09/15/49	800	847
Perusahaan Listrik Negara, PT
3.00%, 06/30/30 (a)	1,100	1,089
Puget Energy, Inc.
4.10%, 06/15/30 (a)	900	987
ReNew Power Private Limited
5.88%, 03/05/27 (a)	700	674
San Diego Gas & Electric Company
4.10%, 06/15/49	200	247
Sempra Energy
3.55%, 06/15/24	200	215
3.75%, 11/15/25	200	220
3.40%, 02/01/28	800	878
Southern California Edison Company
3.70%, 08/01/25	1,100	1,215
6.05%, 03/15/39	400	542
3.60%, 02/01/45	400	433
4.00%, 04/01/47	1,100	1,256
4.13%, 03/01/48	5,000	5,838
Southern California Gas Company
2.55%, 02/01/30	1,600	1,729
Southern Company Gas Capital Corporation
3.25%, 06/15/26	2,700	2,983
The East Ohio Gas Company
2.00%, 06/15/30 (a)	600	600
The Narragansett Electric Company
3.40%, 04/09/30 (a)	700	788
The Southern Company
2.95%, 07/01/23	200	212
4.25%, 07/01/36	400	454
5.50%, 03/15/57	200	201
		76,786
Industrials 4.6%
3M Company
3.25%, 08/26/49	1,800	1,979
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (a)	800	841
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (a)	900	891
Aircastle Limited
4.40%, 09/25/23 (b)	600	578
Allegion Public Limited Company
3.50%, 10/01/29	2,100	2,205
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	405
3.55%, 10/01/27	100	106
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	400	400
Aviation Capital Group LLC
7.13%, 10/15/20 (a)	750	751
1.43%, (3M USD LIBOR + 0.67%), 07/30/21 (a) (c)	200	189
2.88%, 01/20/22 (a)	300	287
3.88%, 05/01/23 (a)	700	666
4.38%, 01/30/24 (a)	200	187
3.50%, 11/01/27 (a)	1,532	1,260
BAE Systems PLC
3.40%, 04/15/30 (a)	300	327
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (a)	200	179
BOC Aviation Limited
2.75%, 09/18/22 (a)	400	402
3.50%, 10/10/24 (a)	2,300	2,388
Bombardier Inc.
5.75%, 03/15/22 (a)	200	148
6.00%, 10/15/22 (a)	600	424
Builders FirstSource, Inc.
5.00%, 03/01/30 (a)	500	471
Carrier Global Corporation
2.24%, 02/15/25 (a)	2,000	2,048
CoStar Group, Inc.
2.80%, 07/15/30 (a)	1,100	1,126

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

26

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
DP World Crescent Limited
4.85%, 09/26/28 (a)	1,500	1,577
FedEx Corporation
3.10%, 08/05/29	400	426
Ferguson Finance PLC
3.25%, 06/02/30 (a)	400	408
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	600	543
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23	200	218
3.25%, 09/15/29	800	851
GATX Corporation
3.50%, 03/15/28	500	513
General Electric Capital Corporation
5.55%, 01/05/26	1,800	2,091
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (d)	2,300	1,806
4.35%, 05/01/50	1,300	1,289
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	300	325
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (a)	2,700	2,680
International Lease Finance Corporation
8.25%, 12/15/20	600	613
Kansas City Southern
3.00%, 05/15/23	200	204
3.13%, 06/01/26	500	531
3.50%, 05/01/50	1,200	1,307
Lockheed Martin Corporation
1.85%, 06/15/30	1,200	1,230
Masco Corporation
5.95%, 03/15/22	650	698
Massachusetts Institute of Technology
4.68%, 07/01/14	200	304
Norfolk Southern Corporation
4.15%, 02/28/48	400	486
Otis Worldwide Corporation
2.06%, 04/05/25 (a)	2,500	2,618
Owens Corning
4.20%, 12/01/24	200	218
3.40%, 08/15/26	800	835
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	2,273	2,130
4.50%, 03/15/23 (a)	260	237
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	1,000	1,067
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a)	3,100	2,924
Reynolds Group Holdings Inc.
4.72%, (3M USD LIBOR + 3.50%), 07/15/21 (a) (c)	200	199
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,000	838
4.60%, 06/15/28	3,300	2,664
Standard Industries Inc.
5.00%, 02/15/27 (a)	200	203
4.75%, 01/15/28 (a)	2,100	2,129
Textron Inc.
1.00%, (3M USD LIBOR + 0.55%), 11/10/20 (c)	700	698
3.38%, 03/01/28	3,000	3,042
The ADT Security Corporation
3.50%, 07/15/22	100	100
The Boeing Company
2.95%, 02/01/30	300	293
5.93%, 05/01/60 (g)	10,000	11,761
Triumph Group, Inc.
6.25%, 09/15/24 (a)	300	255
Union Pacific Corporation
3.95%, 08/15/59	300	355
3.75%, 02/05/70	300	332
Verisk Analytics, Inc.
4.13%, 09/12/22 - 03/15/29	500	576
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (g)	2,200	2,242
	Shares/Par[1]	Value ($)
ZLS Prestigia Ltd
3.63%, 05/01/24	1,100	1,178
4.75%, 08/01/28	400	469
4.25%, 05/01/29	2,100	2,403
		76,124
Consumer Discretionary 4.3%
Alibaba Group Holding Limited
3.60%, 11/28/24	300	327
Amazon.com, Inc.
3.80%, 12/05/24	100	113
5.20%, 12/03/25	100	122
3.15%, 08/22/27	300	341
Aptiv PLC
4.35%, 03/15/29 (b)	800	861
AutoNation, Inc.
4.75%, 06/01/30	700	760
Bacardi Limited
4.45%, 05/15/25 (a)	2,100	2,307
2.75%, 07/15/26 (a)	300	305
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	400	402
D.R. Horton, Inc.
4.38%, 09/15/22	200	212
2.60%, 10/15/25	2,300	2,407
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	1,100	1,136
eBay Inc.
2.60%, 07/15/22	1,799	1,858
1.90%, 03/11/25	1,200	1,239
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	700	704
GLP Financing, LLC
3.35%, 09/01/24	400	403
5.25%, 06/01/25	400	435
5.75%, 06/01/28	300	331
5.30%, 01/15/29	700	758
4.00%, 01/15/31	1,600	1,585
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	400	390
Hyundai Capital America
1.11%, (3M USD LIBOR + 0.80%), 09/18/20 (a) (c)	800	797
IHO Verwaltungs GmbH
3.88%, 05/15/27, EUR (e) (j)	400	441
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (j)	100	102
Las Vegas Sands Corp.
3.20%, 08/08/24	6,800	6,764
2.90%, 06/25/25	200	194
3.50%, 08/18/26	800	797
Marriott International, Inc.
4.63%, 06/15/30 (g)	200	208
McDonald's Corporation
3.63%, 09/01/49	400	443
MCE Finance Limited
4.88%, 06/06/25 (a)	800	806
5.25%, 04/26/26 (a)	500	506
5.63%, 07/17/27 (a)	200	202
5.38%, 12/04/29 (a)	4,300	4,290
MGM China Holdings Limited
5.25%, 06/18/25 (a) (b)	800	813
5.88%, 05/15/26 (a)	1,500	1,548
MGM Resorts International
5.50%, 04/15/27	66	64
Mohawk Industries, Inc.
3.63%, 05/15/30	200	218
Newell Brands Inc.
4.35%, 04/01/23 (g)	1,300	1,341
Nissan Motor Acceptance Corporation
1.90%, 09/14/21 (a)	1,900	1,863
2.65%, 07/13/22 (a)	2,705	2,644
2.60%, 09/28/22 (a)	2,050	1,997
NVR, Inc.
3.00%, 05/15/30	1,700	1,777

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

27

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Prosus N.V.
3.68%, 01/21/30 (a)	1,100	1,151
QVC, Inc.
5.13%, 07/02/22	200	201
4.38%, 03/15/23	900	901
4.85%, 04/01/24	200	202
4.45%, 02/15/25	500	489
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (a)	200	200
Sands China Ltd.
4.60%, 08/08/23 (g)	3,800	3,996
5.13%, 08/08/25 (g)	5,000	5,438
5.40%, 08/08/28 (g)	700	774
SES S.A.
3.60%, 04/04/23 (a)	2,007	2,042
Southwest Airlines Co.
4.75%, 05/04/23	1,910	1,964
Station Casinos LLC
4.50%, 02/15/28 (a)	300	252
Studio City Finance Limited
7.25%, 02/11/24 (a)	500	514
The Gap, Inc.
8.38%, 05/15/23 (a) (b)	300	326
Wyndham Destinations, Inc.
4.63%, 03/01/30 (a)	1,000	930
Wynn Las Vegas, LLC
5.50%, 03/01/25 (a)	200	184
Wynn Macau, Limited
4.88%, 10/01/24 (a)	400	392
5.50%, 01/15/26 - 10/01/27 (a)	2,600	2,560
5.13%, 12/15/29 (a)	3,200	3,126
		70,453
Health Care 4.1%
AbbVie Inc.
3.45%, 03/15/22 (a)	975	1,014
4.40%, 11/06/42	2,581	3,111
Adventist Health System/Sunbelt, Inc.
2.95%, 03/01/29	1,000	1,030
Agilent Technologies, Inc.
2.10%, 06/04/30	500	512
Alcon Finance Corporation
2.60%, 05/27/30 (a)	700	720
Amgen Inc.
2.25%, 08/19/23	800	838
2.60%, 08/19/26	700	762
Anthem, Inc.
4.10%, 03/01/28	600	702
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	700	759
Becton, Dickinson and Company
2.82%, 05/20/30	2,400	2,549
Boston Scientific Corporation
3.38%, 05/15/22	775	810
3.75%, 03/01/26	700	795
4.00%, 03/01/29	600	687
4.70%, 03/01/49	4,500	5,716
Bristol-Myers Squibb Company
3.20%, 06/15/26 (a)	2,300	2,580
3.40%, 07/26/29 (a)	1,300	1,500
4.35%, 11/15/47 (a)	200	262
4.55%, 02/20/48 (a)	100	135
Centene Corporation
4.25%, 12/15/27	600	619
Cigna Holding Company
3.40%, 09/17/21	1,997	2,064
CommonSpirit Health
2.76%, 10/01/24	500	515
Community Health Systems, Inc.
6.25%, 03/31/23	400	377
8.63%, 01/15/24 (a)	1,100	1,076
CVS Health Corporation
4.30%, 03/25/28	8,200	9,578
3.25%, 08/15/29	1,600	1,767
7.51%, 01/10/32 (a)	49	58
	Shares/Par[1]	Value ($)
DaVita Inc.
4.63%, 06/01/30 (a)	400	397
Fresenius Medical Care
4.75%, 10/15/24 (a)	700	758
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	200	303
HCA Inc.
5.25%, 06/15/26	300	345
4.50%, 02/15/27	2,116	2,355
5.50%, 06/15/47	900	1,089
Humana Inc.
3.95%, 08/15/49	400	466
Laboratory Corporation of America Holdings
3.60%, 02/01/25	900	992
Medtronic, Inc.
3.50%, 03/15/25	112	126
Merck & Co., Inc.
2.75%, 02/10/25	300	326
Mylan N.V.
3.95%, 06/15/26	2,700	3,017
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (g)	1,100	1,111
Stryker Corporation
1.15%, 06/15/25	1,500	1,509
3.50%, 03/15/26	475	534
2.90%, 06/15/50	300	300
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	3,600	3,597
Teva Pharmaceutical Finance Netherlands II B.V.
0.38%, 07/25/20, EUR (e)	122	136
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	389	382
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	1,100	1,189
UnitedHealth Group Incorporated
2.00%, 05/15/30	4,100	4,292
3.50%, 08/15/39	800	930
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23	900	955
3.55%, 04/01/25	900	977
Zoetis Inc.
4.50%, 11/13/25	200	233
3.00%, 09/12/27	300	331
		67,186
Information Technology 3.8%
Apple Inc.
2.20%, 09/11/29	1,500	1,611
2.65%, 05/11/50	5,800	6,047
Arrow Electronics, Inc.
3.25%, 09/08/24	600	636
Broadcom Corporation
3.88%, 01/15/27	1,700	1,839
Broadcom Inc.
4.25%, 04/15/26 (a)	600	668
3.46%, 09/15/26 (a)	416	446
4.11%, 09/15/28 (a)	1,790	1,958
4.15%, 11/15/30 (a)	5,100	5,549
4.30%, 11/15/32 (a)	2,400	2,644
Citrix Systems, Inc.
3.30%, 03/01/30	1,800	1,925
Dell International L.L.C.
4.00%, 07/15/24 (a) (g)	1,200	1,295
4.90%, 10/01/26 (a) (g)	400	440
Equifax Inc.
2.60%, 12/15/25	600	638
Fiserv, Inc.
3.20%, 07/01/26	3,000	3,316
3.50%, 07/01/29	2,600	2,918
Flex Ltd.
5.00%, 02/15/23	100	108
4.75%, 06/15/25	1,400	1,557
4.88%, 06/15/29 - 05/12/30	700	769
Global Payments Inc.
2.90%, 05/15/30	700	733

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

28

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
4.15%, 08/15/49	500	572
Infor, Inc.
1.75%, 07/15/25 (a)	800	804
KLA Corporation
4.10%, 03/15/29	900	1,062
Leidos, Inc.
4.38%, 05/15/30 (a)	300	338
Marvell Technology Group Ltd
4.20%, 06/22/23	500	535
4.88%, 06/22/28	400	480
Microchip Technology Incorporated
3.92%, 06/01/21	1,100	1,121
Micron Technology, Inc.
4.64%, 02/06/24	800	880
4.19%, 02/15/27	2,950	3,271
Microsoft Corporation
3.50%, 02/12/35	400	488
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,501
NXP B.V.
4.13%, 06/01/21 (a)	500	513
3.88%, 09/01/22 (a)	700	737
4.88%, 03/01/24 (a)	200	224
2.70%, 05/01/25 (a)	1,300	1,366
3.40%, 05/01/30 (a)	2,400	2,582
Oracle Corporation
4.30%, 07/08/34	200	248
4.00%, 07/15/46 - 11/15/47	1,300	1,532
3.60%, 04/01/50	900	1,012
Paypal Holdings, Inc.
3.25%, 06/01/50	1,100	1,204
QualityTech, LP
4.75%, 11/15/25 (a)	100	102
Seagate HDD Cayman
4.13%, 01/15/31 (a)	600	630
Sunny Optical Technology (Group) Company Limited
3.75%, 01/23/23 (e)	1,400	1,434
Thomson Reuters Corporation
3.35%, 05/15/26	700	757
VMware, Inc.
3.90%, 08/21/27	1,800	1,904
4.70%, 05/15/30 (g)	1,900	2,110
Western Digital Corporation
4.75%, 02/15/26 (b)	500	518
		63,022
Consumer Staples 1.0%
Adecoagro S.A.
6.00%, 09/21/27 (e)	200	188
Anheuser-Busch InBev
3.70%, 02/01/24	2,200	2,421
BAT Capital Corp.
3.56%, 08/15/27	400	433
Campbell Soup Company
3.65%, 03/15/23	286	305
2.38%, 04/24/30	600	621
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,382
Constellation Brands, Inc.
4.75%, 12/01/25	1,050	1,230
3.70%, 12/06/26	100	112
2.88%, 05/01/30 (b)	100	106
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,855
General Mills, Inc.
4.55%, 04/17/38	100	125
Kraft Heinz Foods Company
1.27%, (3M USD LIBOR + 0.82%), 08/10/22 (c)	1,400	1,375
3.95%, 07/15/25	2,200	2,341
Suntory Holdings Limited
2.25%, 10/16/24 (a)	1,300	1,348
Sysco Corporation
5.65%, 04/01/25 (g)	1,100	1,288
Tesco PLC
6.13%, 02/24/22, GBP	50	67
	Shares/Par[1]	Value ($)
The Coca-Cola Company
2.50%, 06/01/40	200	207
The J. M. Smucker Company
3.50%, 03/15/25	100	111
		15,515
Materials 0.6%
Amcor Finance (USA), Inc.
3.63%, 04/28/26	400	433
Boise Cascade Company
5.63%, 09/01/24 (a)	300	303
Colonial Enterprises, Inc.
3.25%, 05/15/30 (a)	500	541
Crown Americas LLC
4.75%, 02/01/26	100	102
CSN Islands XII Corp
6.75%, 01/28/28 (a)	500	427
Georgia-Pacific LLC
2.10%, 04/30/27 (a)	900	930
Graphic Packaging International, LLC
4.75%, 04/15/21	50	51
Huntsman International LLC
4.50%, 05/01/29	400	421
Joint Stock Company "Alrosa" (Public Stock Society)
4.65%, 04/09/24 (a)	900	958
Newcrest Finance Pty Limited
5.75%, 11/15/41 (a)	100	131
4.20%, 05/13/50 (a)	200	223
Packaging Corporation of America
4.05%, 12/15/49 (b)	600	709
Steel Dynamics, Inc.
2.80%, 12/15/24	700	730
Unigel Luxembourg SA
8.75%, 10/01/26 (a)	600	481
Vale Overseas Ltd
6.25%, 08/10/26	1,500	1,756
Westlake Chemical Corporation
3.60%, 07/15/22	30	31
Westrock Company, Inc.
4.00%, 03/15/28	381	423
WestRock RKT, LLC
4.90%, 03/01/22	30	32
WRKCo Inc.
3.90%, 06/01/28	400	442
Yara International ASA
3.80%, 06/06/26 (a)	300	328
4.75%, 06/01/28 (a)	300	344
3.15%, 06/04/30 (a)	400	413
		10,209
Total Corporate Bonds And Notes (cost $1,146,954)		1,180,821
GOVERNMENT AND AGENCY OBLIGATIONS 21.5%
U.S. Treasury Bond 8.5%
Treasury, United States Department of
3.50%, 02/15/39 (m)	814	1,151
Principal Only, 0.00%, 08/15/44 - 05/15/45 (h)	50	35
2.50%, 02/15/46 - 05/15/46 (m)	7,532	9,335
2.88%, 11/15/46	182	242
3.13%, 05/15/48 (m)	2,956	4,138
2.88%, 05/15/49 (m)	3,550	4,798
2.25%, 08/15/49	42,580	51,169
2.38%, 11/15/49	32,900	40,601
2.00%, 02/15/50	22,100	25,287
1.25%, 05/15/50	2,691	2,583
		139,339
Mortgage-Backed Securities 7.8%
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	431	462
TBA, 2.50%, 09/15/47 - 08/15/48 (n)	33,200	34,515
TBA, 4.50%, 07/15/48 (n)	10,000	10,744
TBA, 3.50%, 08/15/48 (n)	38,670	40,658
TBA, 4.00%, 07/15/48 - 08/15/48 (n)	12,900	13,670
TBA, 3.00%, 09/15/48 (n)	18,400	19,304
TBA, 2.00%, 08/13/50 - 01/01/00 (n)	9,800	9,993
		129,346

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

29

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Note 4.0%
Treasury, United States Department of
1.75%, 11/15/29	20,989	23,167
1.50%, 02/15/30 (m)	39,582	42,773
		65,940
Sovereign 1.1%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 (e)	400	416
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (a)	13,800	5,056
6.35%, 08/12/28, PEN (a)	5,000	1,666
6.95%, 08/12/31, PEN (a)	2,400	835
5.40%, 08/12/34, PEN (a)	300	90
5.35%, 08/12/40, PEN (a)	700	200
Export-Import Bank of India
2.39%, (3M USD LIBOR + 1.02%), 03/28/22 (c)	600	600
3.25%, 01/15/30 (a)	600	597
Kuwait, Government of
3.50%, 03/20/27 (a)	1,300	1,450
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (a)	1,400	1,502
3.75%, 04/16/30 (a)	2,900	3,308
Presidencia De La Nacion
36.86%, (BADLAR + 2.00%), 04/03/22, ARS (c)	230	2
0.00%, 01/26/27 - 12/31/38 (k) (l)	1,400	547
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (e)	900	998
3.25%, 10/26/26 (e)	800	864
The Export-Import Bank of China
3.63%, 07/31/24 (a)	500	541
The Republic of Indonesia, The Government of
2.88%, 07/08/21, EUR (a)	100	115
		18,787
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
0.13%, 01/15/22 (m) (o)	566	574
0.38%, 01/15/27 (m) (o)	318	343
0.50%, 01/15/28 (m) (o)	707	775
		1,692
Total Government And Agency Obligations (cost $333,837)		355,104
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.0%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	69	62
Series 2015-A-1, 3.60%, 03/15/27	158	140
Series 2017-A-1, 3.55%, 01/15/30	1,569	1,275
Alaska Airlines Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27 (n)	1,100	1,114
Alternative Loan Trust
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	2,690	2,195
Series 2005-2A1-27, REMIC, 2.85%, (12M US Federal Reserve Cumulative Average CMT + 1.35%), 08/25/35 (c)	89	74
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	2,358	2,236
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	4,698	3,885
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	1,650	1,634
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	706	542
American Airlines, Inc.
Series 2011-A-1, 5.25%, 01/31/21	20	16
Series 2015-A-1, 3.38%, 05/01/27	226	189
Series 2016-AA-2, 3.20%, 06/15/28	166	156
Series 2017-AA-2, 3.35%, 10/15/29	892	832
Series 2017-A-2, 3.60%, 10/15/29	535	433
American Home Mortgage Assets Trust
Series 2006-2A11-3, REMIC, 2.63%, (12M US Federal Reserve Cumulative Average CMT + 0.94%), 10/25/46 (c) (i)	460	369
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	28	28
Banc of America Mortgage Trust
Series 2006-4A2-B, REMIC, 3.81%, 11/20/36 (c)	3,451	3,110
	Shares/Par[1]	Value ($)
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 3.69%, 04/25/35 (c)	621	600
Bear Stearns ARM Trust
Series 2005-2A2-3, REMIC, 3.78%, 06/25/35 (c)	818	771
Series 2006-4A1-2, REMIC, 3.61%, 07/25/36 (c)	1,055	913
Bear Stearns Asset Backed Securities I Trust
Series 2006-1A3-HE9, REMIC, 0.41%, (1M USD LIBOR + 0.23%), 11/25/36 (c) (i)	1,000	781
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	548	520
C-BASS Trust
Series 2007-AF4-CB1, REMIC, 3.43%, 01/25/37 (i)	672	263
Centex LLC
Series 2004-MV1-D, REMIC, 1.11%, (1M USD LIBOR + 0.93%), 09/25/34 (c)	31	28
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, 6.00%, 08/25/37	827	661
Citigtoup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 12/25/36 (c)	67	59
Series 2007-3A3A-10, REMIC, 4.09%, 09/25/37 (c)	5	5
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 0.60%, (1M USD LIBOR + 0.42%), 11/25/34 (c)	924	797
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.54%, 04/25/22	277	274
CVS Health Corporation
Series 2013-PTC, 4.70%, 01/10/36 (a)	806	856
CWABS Asset-Backed Certificates Trust
Series 2006-1A-24, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 07/25/35 (c)	82	71
Series 2007-1A1-12, REMIC, 0.92%, (1M USD LIBOR + 0.74%), 06/25/37 (c) (i)	1,042	947
CWABS, Inc.
Series 2004-M1-4, REMIC, 0.90%, (1M USD LIBOR + 0.72%), 07/25/34 (c)	47	45
Series 2004-M1-5, REMIC, 1.04%, (1M USD LIBOR + 0.86%), 08/25/34 (c)	13	13
Series 2005-1A-AB4, REMIC, 0.66%, (1M USD LIBOR + 0.48%), 03/25/36 (c)	30	26
DC Office Trust
Series 2019-A-MTC, 2.97%, 10/15/29	2,250	2,426
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-1A, 5.25%, 05/30/23	181	162
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2004-M3-FF8, REMIC, 1.61%, (1M USD LIBOR + 1.43%), 10/25/34 (c)	1,091	893
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 0.69%, (1M USD LIBOR + 0.26%), 01/25/36 (c) (i)	750	687
GSAMP Trust
Series 2006-A1-FM2, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 09/25/36 (c) (i)	3,132	1,457
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	308
HarborView Mortgage Loan Trust
Series 2006-1A1A-12, REMIC, 0.40%, (1M USD LIBOR + 0.21%), 12/19/36 (c) (i)	527	414
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 0.72%, (1M USD LIBOR + 0.54%), 10/25/35 (c)	6	6
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.54%, (1M USD LIBOR + 0.36%), 12/25/35 (c)	100	93
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 0.66%, (1M USD LIBOR + 0.48%), 07/25/35 (c) (i)	452	416
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 0.45%, (1M USD LIBOR + 0.27%), 07/25/36 (c)	300	269
Series 2006-AF3-CW2, REMIC, 5.78%, 08/25/36 (i)	1,304	993
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	296	274

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

30

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (i)	2,101	2,137
Lehman ABS Corporation
Series 2004-M1-HE6, REMIC, 1.13%, (1M USD LIBOR + 0.95%), 09/25/34 (c)	34	33
Long Beach Mortgage Loan Trust
Series 2006-2A3-8, REMIC, 0.34%, (1M USD LIBOR + 0.16%), 09/25/36 (c) (i)	1,104	448
MASTR Asset Backed Securities Trust
Series 2005-M1-NC1, REMIC, 0.90%, (1M USD LIBOR + 0.72%), 12/25/34 (c) (i)	1,035	927
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 09/25/35 (c) (i)	777	688
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 0.28%, (1M USD LIBOR + 0.10%), 04/25/37 (c)	12	8
MortgageIT Mortgage Loan Trust
Series 2006-1A2-1, REMIC, 0.58%, (1M USD LIBOR + 0.20%), 04/25/36 (c) (i)	535	402
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 0.65%, (1M USD LIBOR + 0.47%), 02/25/36 (c) (i)	300	233
Series 2006-A2B-2, REMIC, 0.34%, (1M USD LIBOR + 0.16%), 08/25/36 (c) (i)	554	494
New Residential Mortgage Loan Trust
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (c)	857	918
Northwest Airlines, LLC
Series 2002-G-2-1, 6.26%, 05/20/23	13	13
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 1.17%, (1M USD LIBOR + 0.99%), 09/25/34 (c)	39	38
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (i)	160	89
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	54	52
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	58	52
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 0.64%, (1M USD LIBOR + 0.46%), 12/25/35 (c)	191	162
Residential Asset Securities Corporation
Series 2006-AI3-KS9, REMIC, 0.34%, (1M USD LIBOR + 0.16%), 09/25/36 (c)	83	85
SBA Towers, LLC
Series 2016-C-1, 2.88%, 07/15/21 (a)	600	601
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25	391	346
Spirit Airlines
Series 2015-A-1, 4.10%, 04/01/28	732	615
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24	261	215
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.68%, 08/25/35	6	6
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	75	68
Series 2016-A-2, 3.10%, 10/07/28	434	360
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,500	4,039
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,103	1,026
US Airways, Inc.
Series 2013-B-1, 5.38%, 11/15/21	104	84
Series 2013-A-1, 3.95%, 11/15/25	555	458
Consumer Discretionary 0.0%
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	357	349
Total Non-U.S. Government Agency Asset-Backed Securities (cost $49,255)		49,264
SENIOR FLOATING RATE INSTRUMENTS 1.4%
Communication Services 0.4%
Ancestry.com Operations Inc.
Term Loan B4, 5.25%, (1M LIBOR + 4.25%), 08/15/26 (c)	496	470
Charter Communications Operating, LLC
DIP New Money Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/01/27 (c)	1,067	1,024
	Shares/Par[1]	Value ($)
CSC Holdings LLC
2020 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/15/27 (c)	296	280
Diamond Sports Group, LLC
2020 Term Loan, 3.43%, (3M LIBOR + 3.25%), 08/24/26 (c)	99	81
E.W. Scripps Company (The)
2020 DIP Term Loan, 2.68%, (1M LIBOR + 2.50%), 05/01/26 (c)	99	93
Intelsat Jackson Holdings S.A.
2018 Term Loan B, 0.00%, (3M LIBOR + 5.50%), 07/28/21 (c) (p)	66	67
2018 Term Loan B, 6.50%, (3M LIBOR + 5.50%), 07/28/21 (c)	65	66
2018 Term Loan B, 8.00%, (PRIME + 4.75%), 11/27/23 (c)	600	596
Level 3 Financing Inc.
2018 Incremental Term Loan, 1.93%, (1M LIBOR + 1.75%), 03/01/27 (c)	1,484	1,401
T-Mobile USA, Inc.
2020 Term Loan, 3.18%, (1M LIBOR + 3.00%), 04/01/27 (c)	1,900	1,896
Univision Communications Inc.
Term Loan C5, 2.93%, (1M LIBOR + 2.75%), 03/15/24 (c)	88	81
		6,055
Consumer Discretionary 0.3%
Aramark Services, Inc.
2018 Term Loan B3, 1.93%, (1M LIBOR + 1.75%), 03/01/25 (c)	233	220
Caesars Resort Collection, LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/23/24 (c)	683	605
Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/19/25 (c) (p)	600	563
Carnival Corporation
Term Loan, 0.00%, (3M EURIBOR + 7.50%), 06/26/25, EUR (c) (p)	1,000	1,075
Term Loan, 0.00%, (3M LIBOR + 7.50%), 06/29/25 (c) (p)	700	674
Delta Air Lines, Inc.
2020 Term Loan, 5.51%, (3M LIBOR + 4.75%), 04/27/23 (c)	1,200	1,175
Diamond Resorts Corporation
2020 Term Loan, 4.75%, (3M LIBOR + 3.75%), 09/02/23 (c)	393	344
		4,656
Health Care 0.2%
Elanco Animal Health Inc
2019 Term Loan D, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (c) (p)	2,700	2,570
HCA Inc.
2018 Term Loan B13, 1.93%, (1M LIBOR + 1.75%), 03/13/25 (c)	293	287
Ortho-Clinical Diagnostics SA
2017 Term Loan B, 3.43%, (1M LIBOR + 3.25%), 06/01/25 (c)	278	259
Parexel International Corporation
2017 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/06/24 (c)	199	189
Sotera Health Holdings, LLC
1st Lien Term Loan, 5.50%, (1M LIBOR + 4.50%), 11/19/26 (c)	200	194
U.S. Renal Care, Inc.
2019 Term Loan B, 5.18%, (1M LIBOR + 5.00%), 06/12/26 (c)	397	381
		3,880
Financials 0.2%
Citadel Securities LP
2020 USD Term Loan B, 2.93%, (1M LIBOR + 2.75%), 02/27/26 (c)	893	867
Delos Finance Sarl
2020 Term Loan, 2.06%, (3M LIBOR + 1.75%), 10/06/23 (c)	210	200
Fortress Investment Group LLC
2019 Term Loan B, 2.18%, (3M LIBOR + 2.00%), 12/27/22 (c)	147	142

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

31

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Jefferies Finance LLC
2018 Term Loan B, 3.19%, (3M LIBOR + 3.00%), 05/22/26 (c)	1,486	1,401
RPI 2019 Intermediate Finance Trust
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/07/27 (c)	193	188
RPI Intermediate Finance Trust
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/07/27 (c)	81	79
		2,877
Industrials 0.1%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.65%, (6M LIBOR + 3.50%), 01/20/27 (c)	399	380
NCI Building Systems, Inc.
2018 Term Loan , 3.94%, (1M LIBOR + 3.75%), 04/12/25 (c)	1,680	1,594
Sequa Mezzanine Holdings L.L.C.
2016 1st Lien Term Loan, 6.00%, (3M LIBOR + 5.00%), 11/28/21 (c)	194	177
		2,151
Materials 0.1%
CPG International Inc.
2017 Term Loan, 4.75%, (1Y LIBOR + 3.75%), 05/03/24 (c)	395	390
Innophos, Inc.
2018 Term Loan B, 3.93%, (3M LIBOR + 3.75%), 02/04/27 (c)	1,596	1,560
W.R. Grace & Co.
Term Loan, 2.06%, (3M LIBOR + 1.75%), 02/23/25 (c)	98	95
		2,045
Information Technology 0.1%
Dell International L.L.C.
2020 Term Loan B, 2.75%, (1M LIBOR + 2.00%), 09/11/25 (c)	513	499
MH Sub I, LLC
2018 1st Lien Term Loan, 4.57%, (6M LIBOR + 3.75%), 08/09/24 (c)	975	937
		1,436
Total Senior Floating Rate Instruments (cost $23,841)		23,100
PREFERRED STOCKS 0.0%
Financials 0.0%
CoBank, ACB, 6.20%, (callable at 100 beginning 01/01/25) (d)	3	314
Real Estate 0.0%
VEREIT, Inc., 6.70%, (callable at 25 beginning 08/12/20) (d)	1	31
Total Preferred Stocks (cost $328)		345
WARRANTS 0.0%
Stearns Holdings LLC (k) (q)	35	—
Total Warrants (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
Financials 0.0%
Stearns Holdings, LLC (k) (q) (r)	482	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 9.6%
U.S. Treasury Bill 5.7%
Treasury, United States Department of
0.11%, 07/07/20 (s)	22,650	22,650
0.10%, 07/14/20 (m) (s)	5,000	5,000
0.15%, 07/28/20 (s)	16,100	16,098
0.15%, 08/04/20 (s)	9,100	9,099
0.13%, 08/25/20 (s)	40,950	40,942
		93,789
Discount Notes 3.3%
Federal Home Loan Banks Office of Finance
0.11%, 07/24/20 (s) (t)	50,800	50,795
0.27%, 09/15/20 (s) (t)	3,700	3,699
		54,494
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (u) (v)	10,027	10,027
Treasury Securities 0.0%
Presidencia De La Nacion
117.30%, 08/27/20, ARS (s)	3,338	40
36.63%, (BADLAR + 2.00%), 08/28/20, ARS (c) (s)	3,368	29
		69
Total Short Term Investments (cost $158,432)		158,379
Total Investments 107.2% (cost $1,712,647)		1,767,013
Total Purchased Options 0.0% (cost $103)		38
Other Derivative Instruments 0.0%		349
Other Assets and Liabilities, Net (7.2)%		(119,353)
Total Net Assets 100.0%		1,648,047

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $340,361 and 20.7% of the Fund.

(b)   All or a portion of the security was on loan as of June 30, 2020.

(c)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d)  Perpetual security. Next contractual call date presented, if applicable.

(e)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  Convertible security.

(g)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(j)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k)   Non-income producing security.

(l)  As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m)  All or a portion of the security is pledged or segregated as collateral.

(n)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $129,972.

(o)  Treasury inflation indexed note, par amount is adjusted for inflation.

(p)  This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(q)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s)   The coupon rate represents the yield to maturity.

(t)  The security is a direct debt of the agency and not collateralized by mortgages.

(u)  Investment in affiliate.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

32

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Shares/Par[1]	Value ($)

(v)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 65.4%
Health Care 14.5%
Alcon AG (a)	1,048	60,655
Avantor, Inc. (a) (b)	1,647	27,991
Becton, Dickinson and Company (b)	766	183,394
Boston Scientific Corporation (a)	1,296	45,520
Danaher Corporation (b)	838	148,139
Envista Holdings Corporation (a)	2,054	43,314
Humana Inc. (b)	410	158,878
PerkinElmer Inc. (b)	1,101	108,048
Thermo Fisher Scientific Inc. (b)	371	134,362
UnitedHealth Group Incorporated (b)	393	115,960
		1,026,261
Information Technology 12.4%
Fiserv, Inc. (a)	1,743	170,181
Global Payments Inc. (b)	754	127,953
Maxim Integrated Products, Inc.	1,043	63,242
Microsoft Corporation (b)	1,696	345,092
NXP Semiconductors N.V. (b)	1,127	128,523
TE Connectivity Ltd.	446	36,390
		871,381
Utilities 9.8%
Alliant Energy Corporation	863	41,265
Ameren Corporation	1,642	115,523
American Electric Power Company, Inc. (b)	2,637	209,980
Atmos Energy Corporation	558	55,600
Exelon Corporation	2,011	72,994
NextEra Energy, Inc. (b)	170	40,906
NiSource Inc.	4,018	91,359
Xcel Energy Inc. (b)	1,017	63,532
		691,159
Industrials 8.3%
Fortive Corporation	2,522	170,638
General Electric Company (b)	37,680	257,352
Ingersoll Rand Inc. (a) (b)	2,609	73,368
Roper Technologies, Inc. (b)	133	51,633
Waste Connections, Inc.	376	35,241
		588,232
Financials 7.1%
CME Group Inc. (b)	317	51,476
Intercontinental Exchange, Inc. (b)	1,168	106,953
Marsh & McLennan Companies, Inc.	1,809	194,221
The PNC Financial Services Group, Inc.	317	33,321
Visa Inc. - Class A (b)	587	113,405
		499,376
Consumer Discretionary 6.3%
Amazon.com, Inc. (a)	54	149,920
Aptiv PLC (b)	432	33,638
Hilton Worldwide Holdings Inc. (b)	1,473	108,162
Marriott International, Inc. - Class A	554	47,533
Yum! Brands, Inc. (b)	1,237	107,485
		446,738
Communication Services 4.0%
Alphabet Inc. - Class A (a)	8	10,786
Alphabet Inc. - Class C (a) (b)	122	172,223
Facebook, Inc. - Class A (a) (b)	438	99,548
		282,557
Consumer Staples 1.7%
Keurig Dr Pepper Inc. (b)	4,245	120,560
Materials 1.3%
Linde Public Limited Company	430	91,137
Total Common Stocks (cost $4,228,854)		4,617,401
CORPORATE BONDS AND NOTES 9.7%
Communication Services 3.2%
CCO Holdings, LLC
4.00%, 03/01/23 (c)	5,947	6,001
	Shares/Par[1]	Value ($)
5.88%, 04/01/24 (c)	7,035	7,253
5.13%, 05/01/27 (c)	24,616	25,466
5.00%, 02/01/28 (c)	36,114	37,296
Level 3 Financing, Inc.
5.38%, 08/15/22	4,014	4,016
Netflix, Inc.
5.50%, 02/15/22	1,260	1,318
4.38%, 11/15/26	24,835	25,840
4.88%, 04/15/28	29,217	31,175
5.88%, 02/15/25 - 11/15/28	49,118	55,672
6.38%, 05/15/29	22,335	26,023
Sirius XM Radio Inc.
3.88%, 08/01/22 (c)	1,045	1,051
4.63%, 05/15/23 (c)	4,215	4,247
T-Mobile USA, Inc.
6.00%, 03/01/23	1,815	1,826
6.50%, 01/15/26	1,025	1,071
		228,255
Consumer Discretionary 2.4%
Cedar Fair, L.P.
5.38%, 06/01/24 - 04/15/27	20,840	19,197
5.25%, 07/15/29 (c)	12,285	11,113
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	3,095	2,995
KFC Holding Co.
5.00%, 06/01/24 (c)	11,835	12,057
5.25%, 06/01/26 (c)	18,155	18,600
4.75%, 06/01/27 (c)	24,680	25,350
Marriott International, Inc.
0.97%, (3M USD LIBOR + 0.65%), 03/08/21 (d)	1,485	1,484
3.13%, 06/15/26	1,925	1,872
Mileage Plus Holdings LLC
6.50%, 06/20/27 (c)	4,845	4,850
Service Corporation International
5.38%, 05/15/24	3,800	3,874
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	12,735	11,419
5.50%, 04/15/27 (c) (e)	14,954	13,363
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (c)	3,105	3,223
Yum! Brands, Inc.
3.75%, 11/01/21	11,046	11,176
3.88%, 11/01/20 - 11/01/23	12,425	12,578
4.75%, 01/15/30 (c)	2,015	2,059
6.88%, 11/15/37	3,355	3,618
5.35%, 11/01/43	11,005	10,935
		169,763
Health Care 1.3%
Avantor, Inc.
6.00%, 10/01/24 (c)	13,940	14,531
9.00%, 10/01/25 (c)	58,287	62,801
Elanco Animal Health
4.66%, 08/27/21 (f)	3,940	4,051
Hologic, Inc.
4.38%, 10/15/25 (c)	4,031	4,077
Teleflex Incorporated
4.88%, 06/01/26	4,900	5,064
4.63%, 11/15/27	2,185	2,298
		92,822
Industrials 0.9%
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (g)	50,442	39,602
Korn Ferry
4.63%, 12/15/27 (c)	2,020	1,960
Lennox International Inc.
3.00%, 11/15/23	340	351
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	2,782	2,655
Reynolds Group Holdings Inc.
4.72%, (3M USD LIBOR + 3.50%), 07/15/21 (c) (d)	6,925	6,877
5.13%, 07/15/23 (c)	4,670	4,697
Sensata Technologies B.V.
4.88%, 10/15/23 (c)	2,715	2,826

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

33

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
5.63%, 11/01/24 (c)	670	713
5.00%, 10/01/25 (c)	4,400	4,686
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (c)	2,235	2,334
Xylem Inc.
4.88%, 10/01/21	125	131
		66,832
Information Technology 0.8%
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (c)	7,023	7,443
8.25%, 11/15/26 (c)	8,750	9,471
Solera, LLC
10.50%, 03/01/24 (c)	41,065	41,886
		58,800
Financials 0.7%
HUB International Limited
7.00%, 05/01/26 (c)	15,225	15,222
State Street Corporation
5.25%, (callable at 100 beginning 09/15/20) (g)	6,150	5,841
The Bank of New York Mellon Corporation
3.73%, (callable at 100 beginning 09/20/20) (g)	6,475	6,120
4.63%, (callable at 100 beginning 09/20/26) (g)	5,560	5,473
The PNC Financial Services Group, Inc.
5.00%, (callable at 100 beginning 11/01/26) (g)	7,150	7,248
USIS Merger Sub, Inc.
6.88%, 05/01/25 (c)	6,005	6,053
		45,957
Real Estate 0.3%
SBA Communications Corporation
4.00%, 10/01/22	10,015	10,116
4.88%, 09/01/24	4,480	4,592
3.88%, 02/15/27 (c)	2,945	2,929
		17,637
Utilities 0.1%
NiSource Inc.
5.65%, (callable at 100 beginning 06/15/23) (g)	5,655	5,467
Energy 0.0%
NuStar Logistics, L.P.
4.80%, 09/01/20	2,190	2,187
Total Corporate Bonds And Notes (cost $672,876)		687,720
SENIOR FLOATING RATE INSTRUMENTS 9.6%
Information Technology 5.7%
CCC Information Services, Inc.
Term Loan, 0.00%, (1M LIBOR + 3.00%), 03/30/24 (d) (h)	1,674	1,615
Term Loan, 4.00%, (1M LIBOR + 3.00%), 03/30/24 (d)	51,428	49,607
Emerald TopCo Inc
2019 Term Loan B4, 0.00%, (3M LIBOR + 3.50%), 07/16/26 (d) (h)	3,725	3,604
2019 Term Loan B4, 4.26%, (3M LIBOR + 3.50%), 07/16/26 (d)	12,611	12,201
Gartner, Inc.
2019 Extended Term Loan B, 1.68%, (1M LIBOR + 1.50%), 03/20/22 (d)	267	263
Kronos Incorporated
2018 Term Loan, 0.00%, (1M LIBOR + 3.00%), 11/01/23 (d) (h)	1,715	1,711
2018 Term Loan, 3.18%, (1M LIBOR + 3.00%), 11/01/23 (d)	68,848	68,698
Refinitiv US Holdings Inc.
2017 1st Lien Term Loan B, 0.00%, (1M LIBOR + 3.25%), 09/12/25 (d) (h)	31,735	30,965
2017 2nd Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 09/12/25 (d)	141,502	138,071
Ultimate Software Group, Inc
Term Loan B, 3.92%, (1M LIBOR + 3.75%), 04/08/26 (d)	1,876	1,814
2020 Incremental Term Loan B, 0.00%, (3M LIBOR + 4.00%), 05/03/26 (d) (h)	94,275	92,994
2020 2nd Lien Incremental Term Loan, 0.00%, (3M LIBOR + 6.75%), 05/03/27 (d) (h)	2,950	2,994
		404,537
	Shares/Par[1]	Value ($)
Financials 1.7%
Alliant Holdings Intermediate, LLC
USD Term Loan, 2.93%, (1M LIBOR + 2.75%), 05/07/25 (d)	1,244	1,176
AmWINS Group, Inc.
Term Loan B5, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (d)	1,392	1,350
Term Loan B9, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (d)	280	271
Hub International Limited
2018 Term Loan B, 0.00%, (3M LIBOR + 4.00%), 04/25/25 (d) (h)	6,095	5,979
2018 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 04/25/25 (d) (h)	690	655
2018 Term Loan B, 4.02%, (3M LIBOR + 3.00%), 04/25/25 (d)	97,890	92,915
2018 Term Loan B, 5.00%, (3M LIBOR + 4.00%), 04/25/25 (d)	15,985	15,681
		118,027
Consumer Discretionary 0.8%
Delta 2 (LUX) S.a.r.l.
2019 Term Loan, 0.00%, (1M LIBOR + 2.50%), 02/01/24 (d) (h)	9,680	9,190
2018 USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/01/24 (d)	10,375	9,850
Four Seasons Hotels Limited
2019 Term Loan, 2.18%, (1M LIBOR + 2.00%), 11/30/23 (d)	4,567	4,316
Life Time Fitness Inc
2018 Add On 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 06/22/22 (d) (h)	5,513	4,869
2018 2nd Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/22/22 (d)	8	7
2018 Add On 1st Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/22/22 (d)	3,268	2,886
Loire Finco Luxembourg S.a.r.l.
2018 1st Lien Term Loan, 3.67%, (1M LIBOR + 3.50%), 01/24/27 (d)	17,685	16,956
Mileageplus
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.25%), 12/31/23 (d) (h)	10,675	10,590
		58,664
Industrials 0.6%
CPI Holdco, LLC
2020 Term Loan B, 4.43%, (3M LIBOR + 4.25%), 10/28/26 (d) (i)	1,865	1,791
Filtration Group Corporation
2019 Term Loan B, 0.00%, (1M LIBOR + 3.00%), 03/27/25 (d) (h)	295	280
2019 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 03/27/25 (d)	2,369	2,250
Gardner Denver Inc.
2019 Last Out Term Loan, 0.00%, (3M LIBOR + 2.75%), 03/01/27 (d) (h)	2,030	1,969
USI, Inc.
2017 Repriced Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/16/24 (d) (h)	5,020	4,754
2017 Repriced Term Loan, 3.31%, (3M LIBOR + 3.00%), 05/16/24 (d)	23,039	21,818
2020 Term Loan, 4.50%, (3M LIBOR + 4.00%), 12/02/26 (d)	6,840	6,629
Welbilt, Inc.
2018 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 10/16/25 (d)	2,875	2,473
		41,964
Materials 0.3%
H.B. Fuller Company
2018 Term Loan B3, 2.19%, (1M LIBOR + 2.00%), 10/11/24 (d)	1,045	1,007
Thyssenkrupp
USD Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/30/27 (d) (h)	21,145	20,722
		21,729

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

34

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Consumer Staples 0.3%
Sunshine Luxembourg VII SARL
USD Term Loan B1, 0.00%, (6M LIBOR + 4.25%), 07/12/26 (d) (h)	185	177
USD Term Loan B1, 5.32%, (6M LIBOR + 4.25%), 07/12/26 (d)	20,442	19,531
		19,708
Health Care 0.2%
NVA Holdings, Inc.
2017 Term Loan B, 2.44%, (1M LIBOR + 2.25%), 09/19/22 (d) (i)	11,625	11,393
Prestige Brands, Inc.
2017 Term Loan, 2.18%, (1M LIBOR + 2.00%), 01/20/24 (d)	89	87
		11,480
Total Senior Floating Rate Instruments (cost $685,886)		676,109
PREFERRED STOCKS 3.5%
Utilities 1.2%
Alabama Power Company - Series A, 5.00%, (callable at 100 beginning 10/01/22) (g)	53	1,375
American Electric Power Company, Inc., 6.13%, 03/15/22 (j)	153	7,411
CMS Energy Corporation, 5.88%, 10/15/78	585	14,964
CMS Energy Corporation, 5.88%, 03/01/79	750	19,658
DTE Energy Company, 5.25%, 12/01/77	364	9,135
Duke Energy Corporation, 5.63%, 09/15/78	347	9,207
NextEra Energy, Inc., 5.28%, 03/01/23 (j)	373	15,828
NiSource Inc., 6.50%, (callable at 25 beginning 03/15/24) (g)	330	8,509
		86,087
Financials 1.1%
JPMorgan Chase & Co., 5.75%, (callable at 25 beginning 12/01/23) (e) (g)	18	482
The Charles Schwab Corporation, 5.95%, (callable at 100 beginning 06/01/21) (e) (g)	4	104
The Charles Schwab Corporation - Series C, 6.00%, (callable at 25 beginning 12/01/20) (e) (g)	32	818
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (e) (g)	11	291
U.S. Bancorp, 5.50%, (callable at 25 beginning 10/15/23) (e) (g)	130	3,397
Wells Fargo & Company - Series L, 7.50% (g) (j)	56	73,255
		78,347
Health Care 1.0%
Avantor, Inc., 6.25%, 05/15/22 (j)	799	45,884
Boston Scientific Corporation, 5.50%, 06/01/23 (a) (j)	219	22,925
		68,809
Industrials 0.2%
Fortive Corporation - Series A, 5.00%, 07/01/21 (j)	15	12,649
Total Preferred Stocks (cost $244,143)		245,892
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25	3,385	3,595
Series 2017-A23-1A, 4.12%, 07/26/27	3,661	3,920
Series 2019-A2-1A, 3.67%, 10/25/29 (c)	2,925	3,065
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	13	12
US Airways, Inc.
Series 2012-B-2, 6.75%, 06/03/21	114	91
Series 2012-PTT-2A, 4.63%, 06/03/25	296	244
Series 2013-A-1, 3.95%, 11/15/25	181	150
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	2,291	2,380
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,801)		13,457
TRUST PREFERREDS 0.1%
Utilities 0.1%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (g)	8	177
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (g)	343	6,980
Total Trust Preferreds (cost $7,346)		7,157
	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (k)	131	1,213
Total Investment Companies (cost $1,331)		1,213
SHORT TERM INVESTMENTS 14.3%
Investment Companies 14.1%
T. Rowe Price Government Reserve Fund, 0.14% (k) (l)	996,076	996,076
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (k) (l)	14,646	14,646
Total Short Term Investments (cost $1,010,722)		1,010,722
Total Investments 102.8% (cost $6,863,959)		7,259,671
Other Derivative Instruments (0.6)%		(43,969)
Other Assets and Liabilities, Net (2.2)%		(156,294)
Total Net Assets 100.0%		7,059,408

(a)  Non-income producing security.

(b)  All or a portion of the security is subject to a written call option.

(c)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $374,919 and 5.3% of the Fund.

(d)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e)  All or a portion of the security was on loan as of June 30, 2020.

(f)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g)   Perpetual security. Next contractual call date presented, if applicable.

(h)  This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(i)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j)  Convertible security.

(k)  Investment in affiliate.

(l)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

35

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Abbreviations:

ADR - American Depositary Receipt	LIBOR - London Interbank Offer Rate
BUBOR - Budapest Interbank Offered Rate	MBS - Mortgage-Backed Security
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MCDX.CDSI - Municipal Credit Default Swap Index
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MEXIBOR - Mexico Interbank Offered Rate
CLO - Collateralized Loan Obligation	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
CMBX.NA - Commercial Mortgage-Backed Securities Index - North American	REMIC - Real Estate Mortgage Investment Conduit
ETF - Exchange Traded Fund	ULSD - Ultra Low Sulfur Diesel
EURIBOR - Europe Interbank Offered Rate	UK - United Kingdom
iTraxx - Group of international credit derivative indexes monitored	US - United States
by the International Index Company	WTI - West Texas Intermediate

Currency Abbreviations:

ARS - Argentine Peso	GBP - British Pound	PLN - Polish Zloty
BADLAR - Argentina Deposit Rate	HUF - Hungarian Forint	RUB - Russian Ruble
BRL - Brazilian Real	IDR - Indonesian Rupiah	TBA - To Be Announced (Securities on a-
CAD - Canadian Dollar	INR - Indian Rupee	delayed delivery basis)
CIDOR - Canada Three Month Interbank	JPY - Japanese Yen	THB - Thai Baht
Rate	KRW - Korean Won	USD - United States Dollar
CMT - Constant Maturity Treasury	MXN - Mexican Peso
COP - Colombian Peso	PEN - Peruvian Nuevo Sol
EGP - Egyptian Pound	PHP - Philippine Peso
EUR - European Currency Unit (Euro)

Counterparty Abbreviations:

BCL - Barclays Capital Inc.
BNP - BNP Paribas Securities
BOA - Bank of America
CGM - Citigroup Global Markets
CIT - Citibank, Inc.
CSI - Credit Suisse Securities, LLC
DUB - Deutsche Bank AG
GSC - Goldman Sachs & Co.
JCI - Jefferies & Company, Inc.
JPM - JPMorgan Chase Bank N.A.
MSC - Morgan Stanley & Co., Incorporated
RBC - Royal Bank of Canada
SCB - Standard Chartered Bank
SGB - Societe Generale Bannon LLC
SSB - State Street Brokerage Services, Inc.
UBS - UBS Securities LLC
WFI - Wells Fargo Investments, LLC.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

"-" Amount rounds to less than one thousand or 0.05%.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36.

36

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 42.7%
Financials 9.3%
Allegro Merger Corp. (a) (b)	9	—
American International Group, Inc. (c)	96	2,993
AON Public Limited Company	7	1,330
B. Riley Principal Merger Corp. II (a)	13	156
Bandhan Bank Limited	126	530
Bank of America Corporation (c)	39	936
CC Neuberger Principal Holdings I (a)	71	748
CF Finance Acquisition Corp. - Class A (a)	147	1,591
China Construction Bank Corporation - Class H	1,926	1,563
Churchill Capital Corp II - Class A (a)	17	187
Churchill Capital Corp III - Class A (a)	5	56
CIIG Merger Corp. - Class A (a)	86	854
CIT Group Inc. (c)	51	1,066
Citigroup Inc. (c)	40	2,028
Collier Creek Holdings (a)	32	434
Credicorp Ltd. (c)	3	413
DMY Technology Group, Inc. - Class A (a)	15	146
E*TRADE Financial Corp.	143	7,136
Fintech Acquisition Corp. III - Class A (a)	71	791
Flying Eagle Acquisition Corp. - Class A (a)	20	217
Foley Trasimene Acquisition Corp. - Class A (a)	16	172
Fortress Value Acquisition Corp. (a)	38	392
Fusion Acquisition Corp. - Class A (a)	81	823
Galileo Acquisition Corp. (a)	61	608
Genworth Financial, Inc. - Class A (a)	16	37
Gigcapital2 Inc. (a)	36	361
Gigcapital3, Inc. (a)	15	153
Gores Holdings IV, Inc. - Class A (a)	8	82
Grid Dynamics Holdings, Inc. - Class A (a)	24	168
Groupe Bruxelles Lambert SA	28	2,341
Grupo Financiero Banorte SAB de CV - Class O	73	252
GS Acquisition Holdings Corp II (a)	5	50
HDFC Bank Limited	101	1,426
HDFC Bank Limited - ADR (c)	16	717
Hennessy Capital Acquisition Corp. IV - Class A (a)	149	1,603
Industrial and Commercial Bank of China Limited - Class H	1,148	697
Jaws Acquisition Corp. (a)	12	128
Jefferies Financial Group Inc.	148	2,309
Juniper Industrial Holdings, Inc. - Class A (a)	166	1,655
Kaixin Auto Holdings (a)	13	11
KB Financial Group Inc.	14	393
Kensington Capital Acquisition Corp. - Class A (a)	81	811
Legg Mason, Inc.	98	4,890
Leo Holdings Corp. (a)	59	616
LGL Systems Acquisition Corp. - Class A (a)	92	915
Longview Acquisition Corp. (a)	90	913
LPL Financial Holdings Inc.	12	966
Merida Merger Corp. I (a)	128	1,258
Mirae Asset Daewoo Co. Ltd.	107	603
Monocle Acquisition Corporation (a)	15	152
National Energy Services Reunited Corporation (a) (c)	74	509
Oaktree Acquisition Corp. - Class A (a)	5	53
Orisun Acquisition Corp. (a)	8	84
OTP Bank Plc (a)	15	532
Ping An Insurance (Group) Co of China Ltd - Class H	189	1,899
Pivotal Investment Corporation II - Class A (a)	125	1,272
Proptech Acquisition Corporation - Class A (a)	102	1,029
PSG Group Ltd.	48	439
PT. Bank Central Asia Tbk	261	521
Public Joint Stock Society "Sberbank of Russia" - ADR (d)	71	810
Samsung Securities Co. Ltd.	21	453
Schultze Special Purpose Acquisition Corp. (a)	17	174
SEI Investments Co. (c)	60	3,283
Signature Bank	7	770
Software Acquisition Group Inc. - Class A (a)	31	313
Spartan Energy Acquisition Corp. - Class A (a)	37	392
Subversive Capital Acquisition Corp. - Class A (a)	167	1,664
TD Ameritrade Holding Corporation	179	6,503
	Shares/Par[1]	Value ($)
Thunder Bridge Acquisition II, Ltd - Class A (a)	15	150
Tottenham Acquisition I Ltd (a)	3	35
Trebia Acquisition Corp. (a)	93	971
Tuscan Holdings Corp. (a)	84	832
Visa Inc. - Class A (c)	68	13,075
Wells Fargo & Company	54	1,393
Willis Towers Watson Public Limited Company	48	9,544
		95,377
Consumer Discretionary 8.2%
Alibaba Group Holding Limited - ADS (a)	88	18,990
Amazon.com, Inc. (a) (c)	9	23,707
Bloomberry Resorts Corporation	2,213	333
Caesars Entertainment Corp. (a)	418	5,065
China Meidong Auto Holdings Limited	210	519
Compagnie Financiere Richemont SA	12	798
Delphi Technologies PLC (a)	279	3,969
Fila Korea Ltd.	24	710
Genting Malaysia Berhad	753	450
Grand Korea Leisure Co.Ltd	26	281
Johnson Health Tech. Co., Ltd.	138	335
Jumbo S.A.	19	346
Kia Motors Corp.	8	206
Las Vegas Sands Corp. (c)	10	448
Lotte Shopping Co., Ltd.	2	139
Marriott International, Inc. - Class A	9	784
Mavi Giyim Sanayi Ve Ticaret A.S. (a)	52	366
Melco Resorts & Entertainment Ltd. - ADR (c)	77	1,194
Naspers Ltd. - Class N	14	2,569
Paradise Co., Ltd.	31	350
Prosus N.V. (a)	11	1,065
Sands China Ltd.	475	1,874
Taiwan Paiho Limited	266	583
Tiffany & Co.	72	8,830
Under Armour Inc. - Class A (a) (c)	386	3,758
Vivara Participacoes S.A.	295	1,139
Wynn Macau, Limited	985	1,702
Yum China Holdings, Inc. (c)	62	2,988
Zhongsheng Group Holdings Limited	113	636
		84,134
Information Technology 6.4%
Accton Technology Corporation	138	1,070
Adyen B.V. (a)	5	6,981
Analog Devices, Inc. (c)	23	2,802
Bitauto Holdings Limited - ADR (a) (e)	2	32
Broadcom Inc.	10	3,039
Cardtronics Group Limited - Class A (a) (c)	7	168
Chenbro Micom Co., Ltd.	168	532
Chicony Electronics Co. Ltd.	197	569
ChipMOS Technologies Inc.	567	654
Forescout Technologies, Inc. (a)	73	1,556
Global Mixed-mode Technology Inc.	82	443
Hon Hai Precision Industry Co. Ltd.	218	639
ITEQ Corp.	79	396
Locaweb Servicos De Internet S.A (a)	92	728
LogMeIn, Inc.	57	4,848
Lotes Co.,Ltd	57	736
Mercell Holding (a) (f)	65	46
Micron Technology, Inc. (a) (c)	18	919
Microsoft Corporation	9	1,891
NEXON Co.,Ltd.	49	1,100
NXP Semiconductors N.V.	6	639
Oracle Corporation (c)	263	14,535
PagSeguro Digital Ltd. - Class A (a) (c)	12	411
Primax Electronics Ltd	418	683
Radiant Opto-Electronics Corp.	166	672
Salesforce.Com, Inc. (a) (c)	53	9,849
Samsung Electronics Co. Ltd.	24	1,074
Simplo Technology Co. Ltd.	101	1,096
SK Hynix Inc.	42	3,009
Spigen Korea Co., Ltd.	5	284
Taiwan PCB Techvest Co., Ltd.	197	234
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)	6	331
TE Connectivity Ltd. (c)	29	2,403

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Tech Mahindra Limited	85	611
Wiwynn Corporation	37	1,009
		65,989
Communication Services 5.3%
21Vianet Group, Inc. - ADR (a) (c)	35	839
Alphabet Inc. - Class A (a)	8	11,201
Alphabet Inc. - Class C (a) (c)	7	8,989
Baidu, Inc. - Class A - ADR (a)	15	1,778
Bharti Airtel Ltd. (a)	277	2,060
Booking Holdings Inc. (a)	1	1,662
Charter Communications, Inc. - Class A (a)	5	2,441
Cincinnati Bell Inc. (a)	16	237
Comcast Corporation - Class A	83	3,245
Facebook, Inc. - Class A (a) (c)	78	17,718
Innocean Worldwide Inc.	3	128
PLAY Communications S.A.	122	938
SoftBank Group Corp.	15	757
Telekom Malaysia Bhd	790	769
Tencent Holdings Limited	26	1,651
		54,413
Health Care 5.0%
Celltrion Healthcare Co. Ltd. (a)	19	1,713
Celltrion Inc. (a)	6	1,613
Cerner Corp. (c)	122	8,378
Dentium Co., Ltd. (a)	5	144
Novartis AG - ADR	84	7,297
Novo Nordisk A/S - ADR	41	2,690
Olympus Corp.	57	1,099
Portola Pharmaceuticals, Inc. (a)	43	772
Qiagen N.V. (a)	8	352
Regeneron Pharmaceuticals, Inc. (a) (c)	26	16,131
Samsung Biologics Co., Ltd (a)	2	1,580
SillaJen Inc (a) (b)	3	33
Universal Vision Biotechnology Co., Ltd.	60	352
Wright Medical Group N.V. (a)	308	9,140
		51,294
Industrials 3.1%
Advanced Disposal Services, Inc. (a) (c)	95	2,853
Bharat Electronics Limited	209	244
Bureau Veritas (a)	11	224
Chicony Power Technology Co., Ltd.	198	452
Contemporary Amperex Technology Co., Limited	21	512
Expeditors International of Washington Inc. (c)	93	7,099
GEA Group AG	10	318
Howmet Aerospace Inc.	93	1,478
Jardine Strategic Holdings Ltd.	24	524
LG Corp.	17	1,032
Localiza Rent A Car S/A	116	875
Otis Worldwide Corporation	9	487
Samsung C&T Corporation	8	823
Samsung Heavy Industries Co. Ltd. (a)	182	911
Taiwan Union Technology Corp.	172	837
The Boeing Company (c)	64	11,652
Wabtec Corp.	21	1,225
		31,546
Consumer Staples 2.5%
American Beverage Co Ambev - ADR (c)	2,707	7,148
Amorepacific Corporation	1	163
Astral Foods Ltd.	28	239
Coca-Cola FEMSA, S.A.B. de C.V. - ADR (c)	5	215
Companhia Brasileira de Distribuicao	42	548
Distell Group Holdings Limited	47	207
Fomento Economico Mexicano SAB de CV - ADR (c)	35	2,153
GS Retail Co., Ltd.	20	593
Gudang Garam Tbk PT	126	417
Indofood Sukses Makmur Tbk	2,218	1,014
Industrias Bachoco SAB S.A De C.V	148	431
Monster Beverage 1990 Corporation (a) (c)	123	8,503
Muyuan Foods Co.,Ltd. - Class A	150	1,743
Oceana Group Limited	130	528
PPB Group Bhd	37	152
The Spar Group	28	281
Ulker Biskuvi Sanayi Anonim Sirketi (a)	89	318
	Shares/Par[1]	Value ($)
Whole Earth Brands, Inc. - Class A (a)	50	406
Wuliangye Yibin Co., Ltd. - Class A	36	867
		25,926
Materials 1.1%
Alpek S.A.B. de C.V. - Class I	828	631
Andina Acquisition Corp. III (a)	100	1,026
Barrick Gold Corporation (c)	24	646
Glencore PLC	707	1,514
Gold Fields Ltd.	81	752
HeidelbergCement AG	18	987
Kenmare Resources Public Limited Company	30	75
Kinross Gold Corp. (a) (c)	159	1,146
LafargeHolcim Ltd.	57	2,511
Lecta SA (a) (b)	502	—
Lomon Billions Group Co., Ltd.	185	484
PT Indah Kiat Pulp & Paper Tbk	164	69
Sociedad Quimica Y Minera De Chile S.A. - Class B - ADR (c)	1	30
Univar Solutions Inc. (a)	75	1,266
Valencia Bidco LLC (a) (b) (g)	188	282
Yamana Gold Inc. (c)	45	245
		11,664
Energy 0.7%
Berry Corporation (Bry)	4	18
Ecopetrol S.A.	383	212
Geopark Limited (c)	20	200
Kinder Morgan, Inc.	105	1,592
McDermott International (a) (f)	1	—
Meggitt PLC	189	690
Petroleo Brasileiro S/A Petrobras. - ADR (c)	112	926
Public Joint Stock Society "Tatneft" Named After V.D. Tire	50	395
Reliance Industries Ltd.	20	454
Schlumberger Ltd. (c)	109	2,013
S-Oil Corp.	3	166
Total SA	14	530
		7,196
Real Estate 0.6%
Altus Property Ventures, Inc. (a)	22	18
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	414	328
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	401	381
Cibanco, S.A., Institucion de Banca Multiple	791	806
CIFI Holdings (Group) Co. Ltd.	294	231
Swire Pacific Ltd. - Class A	100	529
Swire Properties Limited	118	301
Taubman Centers Inc.	101	3,827
		6,421
Utilities 0.5%
El Paso Electric Company	55	3,665
Enerjisa Enerji Anonim Sirketi	252	317
Gujarat State Petronet Limited	113	332
Indraprastha Gas Limited (a)	77	452
Korea Electric Power Corp.	5	77
Mahanagar Gas Limited	25	354
Pacific Gas And Electric Company (a)	35	313
		5,510
Total Common Stocks (cost $397,068)		439,470
CORPORATE BONDS AND NOTES 24.9%
Information Technology 5.1%
8X8, Inc.
0.50%, 02/01/24 (c) (h)	1,523	1,350
Alteryx, Inc.
0.50%, 08/01/24 (c) (h) (i)	1,442	1,636
Avaya Holdings Corp.
2.25%, 06/15/23 (c) (h)	1,821	1,493
Blackline, Inc.
0.13%, 08/01/24 (c) (h) (i)	866	1,104
Broadcom Inc.
4.15%, 11/15/30 (i)	180	196
Cloudflare, Inc.
0.75%, 05/15/25 (c) (h) (i)	193	229

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Coupa Software Incorporated
0.38%, 06/15/26 (c) (h) (i)	1,048	1,208
CSG Systems International, Inc.
4.25%, 03/15/36 (c) (h)	1,593	1,644
Dell International L.L.C.
6.10%, 07/15/27 (i)	140	162
Envestnet, Inc.
1.75%, 06/01/23 (c) (h)	1,107	1,349
Everbridge, Inc.
0.13%, 12/15/24 (c) (h) (i)	1,112	1,526
Five9, Inc.
0.50%, 06/01/25 (c) (h) (i)	1,107	1,185
Flexential Intermediate Corporation
11.25%, 08/01/24 (i)	225	224
Health Catalyst, Inc.
2.50%, 04/15/25 (c) (h) (i)	772	888
I3 Verticals, LLC
1.00%, 02/15/25 (c) (h) (i)	1,057	1,022
II-VI Incorporated
0.25%, 09/01/22 (c) (h)	1,800	2,147
Impinj, Inc.
2.00%, 12/15/26 (c) (h) (i)	800	792
Inseego Corp.
3.25%, 05/01/25 (c) (h)	191	200
Intel Corporation
4.60%, 03/25/40	10	13
4.75%, 03/25/50	80	113
4.95%, 03/25/60	50	73
J2 Cloud Services, LLC
1.75%, 11/01/26 (c) (h) (i)	737	630
KBR, Inc.
2.50%, 11/01/23 (c) (h)	1,678	1,875
Knowles Corporation
3.25%, 11/01/21 (c) (h)	1,466	1,554
LivePerson, Inc.
0.75%, 03/01/24 (c) (h)	1,534	1,879
MasterCard Incorporated
3.85%, 03/26/50	150	187
Microchip Technology Incorporated
1.63%, 02/15/27 (c) (h)	623	918
Nuance Communications, Inc.
1.00%, 12/15/35 (c) (h)	2,233	2,629
Nutanix, Inc.
0.00%, 01/15/23 (c) (h) (j)	1,384	1,227
NVIDIA Corporation
3.50%, 04/01/40 - 04/01/50	110	126
3.70%, 04/01/60	40	47
NXP B.V.
2.70%, 05/01/25 (i)	300	315
Okta, Inc.
0.38%, 06/15/26 (c) (h) (i)	693	748
Osi Systems, Inc.
1.25%, 09/01/22 (c) (h)	1,466	1,419
Pagerduty, Inc.
1.25%, 07/01/25 (c) (h) (i)	494	492
Palo Alto Networks, Inc.
0.38%, 06/01/25 (c) (h) (i)	1,661	1,654
Perficient, Inc.
2.38%, 09/15/23 (c) (h)	692	798
Pluralsight, Inc.
0.38%, 03/01/24 (c) (h)	1,520	1,330
PROS Holdings, Inc.
1.00%, 05/15/24 (c) (h) (i)	839	808
Pure Storage, Inc.
0.13%, 04/15/23 (c) (h)	933	914
Rambus Inc.
1.38%, 02/01/23 (c) (h)	214	221
Rapid7, Inc.
1.25%, 08/01/23 (c) (h)	1,240	1,680
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (i)	1,127	1,220
Sabre GLBL Inc.
4.00%, 04/15/25 (c) (h) (i)	1,227	1,545
SailPoint Technologies Holdings, Inc.
0.13%, 09/15/24 (c) (h) (i)	1,127	1,262
	Shares/Par[1]	Value ($)
Slack Technologies, Inc.
0.50%, 04/15/25 (c) (h) (i)	1,108	1,368
SMART Global Holdings, Inc.
2.25%, 02/15/26 (c) (h) (i)	1,267	1,129
Synaptics Incorporated
0.50%, 06/15/22 (c) (h)	1,411	1,502
TTM Technologies, Inc.
1.75%, 12/15/20 (c) (h)	1,363	1,712
Western Digital Corporation
1.50%, 02/01/24 (c) (h) (k)	1,109	1,047
Workiva Inc.
1.13%, 08/15/26 (c) (h) (i)	823	758
Zscaler, Inc.
0.13%, 07/01/25 (c) (h) (i)	666	684
		52,232
Health Care 4.7%
AbbVie Inc.
2.95%, 11/21/26 (i)	40	43
4.05%, 11/21/39 (i)	310	362
Aerie Pharmaceuticals, Inc.
1.50%, 10/01/24 (c) (h) (i)	1,559	1,386
Allscripts Healthcare Solutions, Inc.
0.88%, 01/01/27 (c) (h) (i)	1,474	1,143
Apellis Pharmaceuticals, Inc.
3.50%, 09/15/26 (c) (h) (i)	1,106	1,223
Aphria Inc.
5.25%, 06/01/24 (c) (h) (i)	2,319	1,719
Aurora Cannabis Inc.
5.50%, 02/28/24 (c) (h)	3,113	1,413
Bausch Health Companies Inc.
7.00%, 03/15/24 (i)	60	62
5.50%, 11/01/25 (i)	160	164
9.00%, 12/15/25 (i)	640	690
9.25%, 04/01/26 (i)	570	618
8.50%, 01/31/27 (i)	720	767
6.25%, 02/15/29 (i)	50	50
7.25%, 05/30/29 (i)	330	346
5.25%, 01/30/30 (i)	30	29
Bridgebio Pharma, Inc.
2.50%, 03/15/27 (c) (h) (i)	1,849	1,871
Canopy Growth Corporation
4.25%, 07/15/23, CAD (c) (h) (i)	2,039	1,302
Centene Corporation
4.75%, 01/15/25	40	41
Centene Escrow I Corporation
5.38%, 06/01/26 (i)	70	73
Coherus Biosciences, Inc.
1.50%, 04/15/26 (c) (h) (i)	1,603	1,777
Collegium Pharmaceutical, Inc.
2.63%, 02/15/26 (c) (h)	886	800
CommonSpirit Health
4.35%, 11/01/42	130	135
3.82%, 10/01/49	60	64
CONMED Corporation
2.63%, 02/01/24 (c) (h)	1,800	1,848
Cryoport, Inc.
3.00%, 06/01/25 (c) (h) (i)	519	728
CVS Health Corporation
4.78%, 03/25/38	90	112
4.13%, 04/01/40	80	94
5.05%, 03/25/48	420	548
4.25%, 04/01/50	10	12
Cytokinetics, Incorporated
4.00%, 11/15/26 (c) (h)	329	772
Envista Holdings Corporation
2.38%, 06/01/25 (c) (h) (i)	1,384	1,666
Evolent Health, Inc.
1.50%, 10/15/25 (c) (h)	174	112
Flexion Therapeutics, Inc.
3.38%, 05/01/24 (c) (h)	1,439	1,224
Gossamer Bio, Inc.
5.00%, 06/01/27 (c) (h)	454	457
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	114

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Halozyme Therapeutics, Inc.
1.25%, 12/01/24 (c) (h) (i)	769	964
HCA Inc.
5.38%, 02/01/25	20	22
7.69%, 06/15/25	50	57
5.25%, 06/15/26	60	69
4.50%, 02/15/27	50	56
5.63%, 09/01/28	10	11
5.88%, 02/01/29	30	34
3.50%, 09/01/30	40	38
5.50%, 06/15/47	10	12
Innoviva, Inc.
2.13%, 01/15/23 (c) (h)	1,682	1,668
Insmed Incorporated
1.75%, 01/15/25 (c) (h)	900	869
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 (c) (h) (i)	530	480
Intercept Pharmaceuticals, Inc.
3.25%, 07/01/23 (c) (h)	1,108	827
2.00%, 05/15/26 (c) (h)	577	412
Ironwood Pharmaceuticals, Inc.
2.25%, 06/15/22 (c) (h)	1,132	1,181
1.50%, 06/15/26 (c) (h) (i)	1,155	1,176
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (c) (h)	1,111	1,538
Nevro Corp.
2.75%, 04/01/25 (c) (h)	658	887
NuVasive, Inc.
2.25%, 03/15/21 (c) (h)	1,223	1,349
1.00%, 06/01/23 (c) (h) (i)	1,246	1,213
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (i)	40	41
7.25%, 02/01/28 (i)	105	107
Pacira Biosciences, Inc.
2.38%, 04/01/22 (c) (h)	523	570
Radiology Partners, Inc.
9.25%, 02/01/28 (i)	230	217
Radius Health, Inc.
3.00%, 09/01/24 (c) (h)	1,065	785
Repligen Corporation
0.38%, 07/15/24 (c) (h)	599	753
Revance Therapeutics, Inc.
1.75%, 02/15/27 (c) (h) (i)	853	829
Tabula Rasa Healthcare, Inc.
1.75%, 02/15/26 (c) (h) (i)	1,719	1,774
Teva Pharmaceutical Finance IV B.V.
3.65%, 11/10/21	22	22
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	90	88
2.80%, 07/21/23	40	38
7.13%, 01/31/25 (i)	597	633
3.15%, 10/01/26	58	52
4.10%, 10/01/46	1,041	865
Teva Pharmaceutical Industries Ltd
3.65%, 11/10/21	20	20
2.95%, 12/18/22	194	186
Theravance Biopharma Inc.
3.25%, 11/01/23 (c) (h)	713	684
Tilray, Inc.
5.00%, 10/01/23 (c) (h)	1,775	780
UnitedHealth Group Incorporated
3.13%, 05/15/60	20	21
Varex Imaging Corporation
4.00%, 06/01/25 (c) (h) (i)	569	554
Willis-Knighton Medical Center
4.81%, 09/01/48	60	77
Wright Medical Group N.V.
2.25%, 11/15/21 (c) (h)	1,467	2,074
Xeris Pharmaceuticals, Inc.
5.00%, 07/15/25 (c) (h)	245	245
		48,043
Financials 4.0%
AerCap Ireland Limited
4.50%, 05/15/21	150	151
	Shares/Par[1]	Value ($)
Alpha Holding, S.A. de C.V
9.00%, 02/10/25 (i)	250	224
American International Group, Inc.
3.40%, 06/30/30	100	108
BAC Capital Trust XIV
4.00%, (3M USD LIBOR + 0.40%), (callable at 100 beginning 07/29/20) (l) (m)	1,590	1,439
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (callable at 100 beginning 04/14/21), EUR (g) (m)	200	232
Banco BTG Pactual S.A.
7.75%, 02/15/29 (g)	200	202
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (g) (m)	200	175
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (g)	200	195
Banco Macro S.A.
6.75%, 11/04/26 (g) (l)	200	161
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (callable at 100 beginning 01/06/28) (g) (m)	200	191
7.63%, (callable at 100 beginning 01/10/28) (i) (m)	200	190
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (g) (m)	500	536
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (m)	100	102
6.10%, (callable at 100 beginning 03/17/25) (m)	50	53
6.25%, (callable at 100 beginning 09/05/24) (m)	150	155
4.08%, 03/20/51	10	12
Barclays PLC
8.00%, (callable at 100 beginning 06/15/24) (m)	270	281
8.00%, (callable at 100 beginning 12/15/20), EUR (m)	500	563
7.63%, 11/21/22	200	217
BBVA USA
3.88%, 04/10/25	280	295
BNP Paribas
6.13%, (callable at 100 beginning 06/17/22), EUR (g) (m)	260	299
7.38%, (callable at 100 beginning 08/19/25) (i) (m)	200	219
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (g)	200	198
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (m)	1,090	1,088
8.13%, 07/15/39	101	175
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (g) (m)	400	462
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (g) (m)	250	286
8.13%, (callable at 100 beginning 12/23/25) (i) (m)	200	228
Credit Suisse Group AG
7.50%, (callable at 100 beginning 07/17/23) (i) (m)	210	216
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (g) (m) (n)	200	170
Credivalores - Crediservicios S.A.S
8.88%, 02/07/25 (i)	200	157
Danske Bank A/S
5.88%, (callable at 100 beginning 04/06/22), EUR (g) (m)	460	520
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (i)	200	167
Element Fleet Management Corp.
4.25%, 06/30/24, CAD (h)	1,108	887
Encore Capital Group, Inc.
2.88%, 03/15/21 (c) (h)	1,373	1,346
3.25%, 03/15/22 (c) (h)	2,269	2,212
3.25%, 10/01/25 (c) (h) (i)	700	717

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
EZCORP, Inc.
2.88%, 07/01/24 (c) (h)	942	856
Gilex Holding SARL
8.50%, 05/02/23 (g)	200	197
Glencore Funding LLC
4.13%, 03/12/24 (i)	190	204
3.88%, 10/27/27 (i)	110	117
Grupo Financiero Santander México, S.A. de C.V.
8.50%, (callable at 100 beginning 01/20/22) (m)	200	192
Hope Bancorp, Inc.
2.00%, 05/15/38 (c) (h)	1,670	1,359
HSBC Holdings PLC
6.50%, (callable at 100 beginning 03/23/28) (h) (m)	200	205
4.58%, 06/19/29 (h)	200	231
IIP Operating Partnership, LP
3.75%, 02/21/24 (c) (h) (i)	1,524	2,232
Intesa Sanpaolo S.p.A.
7.00%, (callable at 100 beginning 01/19/21), EUR (g) (m)	500	558
JPMorgan Chase & Co.
2.52%, 04/22/31	60	63
2.96%, 05/13/31	140	148
3.11%, 04/22/51	20	22
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 06/27/24) (h) (m)	200	208
Morgan Stanley
2.19%, 04/28/26	300	312
5.60%, 03/24/51	20	30
NatWest Markets N.V.
5.75%, (callable at 100 beginning 09/22/20), EUR (g) (m)	600	672
NatWest Markets PLC
5.13%, 05/28/24	380	415
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (i)	200	186
PennyMac Corp.
5.50%, 11/01/24 (c) (h) (i)	1,714	1,591
Petrobras Global Finance B.V.
7.38%, 01/17/27	280	311
6.00%, 01/27/28	50	52
6.90%, 03/19/49	200	211
6.85%, 06/05/15	440	440
Redwood Trust, Inc.
4.75%, 08/15/23 (c) (h)	2,018	1,817
RKP Overseas Finance 2016 (A) Limited
7.95%, (callable at 100 beginning 02/17/22) (g) (m)	200	182
Santander UK Group Holdings PLC
5.63%, 09/15/45 (i)	200	241
Sasol Financing USA LLC
5.88%, 03/27/24	200	178
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (i)	150	192
The Goldman Sachs Group, Inc.
4.00%, (3M USD LIBOR + 0.77%), (callable at 100 beginning 08/13/20) (l) (m)	31	25
6.75%, 10/01/37	190	275
5.15%, 05/22/45	490	646
4.75%, 10/21/45	60	80
The PRA Group, Inc.
3.00%, 08/01/20 (c) (h)	2,204	2,190
3.50%, 06/01/23 (c) (h)	2,134	2,197
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (h) (l)	200	217
TV Azteca S.A.B. de C.V.
8.25%, 08/09/24 (g)	200	90
UBS Group Funding (Switzerland) AG
5.75%, (callable at 100 beginning 02/19/22), EUR (g) (m)	200	230
7.00%, (callable at 100 beginning 02/19/25) (g) (m)	200	220
7.00%, (callable at 100 beginning 01/31/24) (i) (m)	200	209
	Shares/Par[1]	Value ($)
UniCredit S.p.A.
6.63%, (callable at 100 beginning 06/03/23), EUR (g) (m)	890	977
6.57%, 01/14/22 (i)	350	370
7.30%, 04/02/34 (h) (i)	660	749
5.46%, 06/30/35 (h) (i)	200	201
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (g) (m)	200	134
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (c) (h)	1,463	1,374
Wachovia Capital Trust III
5.57%, (3M USD LIBOR + 0.93%), (callable at 100 beginning 08/13/20) (l) (m)	1,315	1,305
Wells Fargo & Company
5.88%, (callable at 100 beginning 06/15/25) (m)	101	105
4.48%, 04/04/31	40	48
4.65%, 11/04/44	120	149
4.40%, 06/14/46	180	218
4.75%, 12/07/46	50	64
5.01%, 04/04/51	760	1,047
		41,371
Consumer Discretionary 3.7%
Amazon.com, Inc.
4.95%, 12/05/44	40	57
4.05%, 08/22/47	610	795
4.25%, 08/22/57	570	761
2.70%, 06/03/60	2,090	2,132
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	50	51
American Eagle Outfitters, Inc.
3.75%, 04/15/25 (c) (h) (i)	1,597	2,277
Bloomin' Brands, Inc.
5.00%, 05/01/25 (c) (h) (i)	1,135	1,294
California Institute of Technology
3.65%, 09/01/19	90	100
Carnival Corporation
5.75%, 04/01/23 (c) (h) (i)	3,529	5,752
11.50%, 04/01/23 (i)	327	354
Copa Holdings, S.A.
4.50%, 04/15/25 (c) (h) (i)	1,119	1,267
Delta Air Lines, Inc.
2.60%, 12/04/20	30	29
3.40%, 04/19/21	200	194
3.80%, 04/19/23	10	9
2.90%, 10/28/24	80	65
7.00%, 05/01/25 (i)	140	145
7.38%, 01/15/26	90	87
Farfetch Ltd
3.75%, 05/01/27 (c) (h) (i)	1,107	1,495
Ford Motor Company
9.00%, 04/22/25	10	11
FTI Consulting, Inc.
2.00%, 08/15/23 (c) (h)	870	1,108
Hanesbrands Inc.
4.63%, 05/15/24 (i)	80	80
5.38%, 05/15/25 (i)	40	40
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (i)	60	60
5.75%, 05/01/28 (i)	20	20
Las Vegas Sands Corp.
3.20%, 08/08/24	140	139
2.90%, 06/25/25	10	10
Levi Strauss & Co.
5.00%, 05/01/25 (i)	40	40
Lowe`s Companies, Inc.
4.50%, 04/15/30	30	37
5.13%, 04/15/50	40	55
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 (c) (h)	1,917	1,764
McDonald's Corporation
3.70%, 01/30/26	270	307
3.63%, 09/01/49	10	11
4.20%, 04/01/50	30	36

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Mileage Plus Holdings LLC
6.50%, 06/20/27 (i)	60	60
National Vision Holdings, Inc.
2.50%, 05/15/25 (c) (h) (i)	1,135	1,362
NCL Corporation Ltd.
6.00%, 05/15/24 (c) (h) (i)	1,109	1,477
NIKE, Inc.
2.40%, 03/27/25	280	301
3.38%, 03/27/50	20	23
Penn National Gaming, Inc.
2.75%, 05/15/26 (c) (h)	1,598	2,406
PetIQ, Inc.
4.00%, 06/01/26 (c) (h) (i)	1,226	1,634
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (i)	50	50
RH
0.00%, 09/15/24 (c) (h) (i) (j)	1,107	1,451
Royal Caribbean Cruises Ltd.
4.25%, 06/15/23 (c) (h) (i)	1,107	1,025
11.50%, 06/01/25 (i)	562	586
Sands China Ltd.
5.13%, 08/08/25 (n)	200	218
Stars Group Holdings B.V.
7.00%, 07/15/26 (i)	304	321
Taylor Morrison Communities, Inc.
5.88%, 01/31/25 (i)	70	71
The Home Depot, Inc.
2.50%, 04/15/27	280	306
3.30%, 04/15/40	10	11
3.35%, 04/15/50	10	11
The TJX Companies, Inc.
3.50%, 04/15/25	280	312
Under Armour, Inc.
1.50%, 06/01/24 (c) (h) (i)	1,276	1,448
Wayfair Inc.
0.38%, 09/01/22 (c) (h)	1,138	2,164
1.13%, 11/01/24 (c) (h)	617	1,104
Wesleyan University
4.78%, 07/01/16	60	67
Winnebago Industries, Inc.
1.50%, 04/01/25 (c) (h) (i)	1,300	1,602
		38,592
Communication Services 2.1%
Booking Holdings Inc.
0.75%, 05/01/25 (c) (h) (i)	86	107
CCO Holdings, LLC
5.38%, 05/01/25 (i)	70	72
5.75%, 02/15/26 (i)	10	10
5.13%, 05/01/27 (i)	50	52
4.50%, 08/15/30 - 05/01/32 (i)	40	40
Charter Communications Operating, LLC
4.20%, 03/15/28	70	78
5.05%, 03/30/29	110	130
5.38%, 04/01/38	90	110
4.80%, 03/01/50	10	11
6.83%, 10/23/55	230	309
Cincinnati Bell Inc.
7.00%, 07/15/24 (i)	870	889
Comcast Corporation
3.40%, 04/01/30	40	46
3.75%, 04/01/40	10	12
4.70%, 10/15/48	20	27
3.45%, 02/01/50	40	45
CSC Holdings, LLC
6.50%, 02/01/29 (i)	200	219
DISH DBS Corporation
5.88%, 11/15/24	40	40
7.75%, 07/01/26	10	11
Fox Corporation
5.48%, 01/25/39	70	94
5.58%, 01/25/49	20	28
Intelsat Jackson Holdings S.A.
0.00%, 10/15/24 (a) (i) (o)	320	193
	Shares/Par[1]	Value ($)
Liberty Latin America Ltd.
2.00%, 07/15/24 (c) (h) (i)	1,909	1,513
Liberty Media Corporation
4.00%, 11/15/29 (c) (h)	1,842	1,241
3.75%, 02/15/30 (c) (h)	643	435
2.25%, 12/01/48 (c) (h) (i)	2,278	2,315
2.75%, 12/01/49 (c) (h) (i)	2,550	2,386
Live Nation Entertainment, Inc.
2.50%, 03/15/23 (c) (h)	1,525	1,555
2.00%, 02/15/25 (c) (h) (i)	345	299
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (i) (m)	200	194
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (p)	250	208
Prosus N.V.
4.85%, 07/06/27 (i)	350	391
Snap Inc.
0.25%, 05/01/25 (c) (h) (i)	1,819	2,306
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	28
Sprint Capital Corporation
8.75%, 03/15/32	40	57
Sprint Communications, Inc.
11.50%, 11/15/21	60	67
Sprint Corporation
7.88%, 09/15/23	20	23
T-Mobile USA, Inc.
6.50%, 01/15/24	2,586	2,642
6.38%, 03/01/25	174	178
3.88%, 04/15/30 (i)	70	78
4.50%, 04/15/50 (i)	70	82
Uber Technologies, Inc.
8.00%, 11/01/26 (i)	73	74
Verizon Communications Inc.
4.50%, 08/10/33	20	25
3.85%, 11/01/42	10	12
4.13%, 08/15/46	100	124
4.00%, 03/22/50	20	25
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (i)	200	205
Zillow Group, Inc.
1.50%, 07/01/23 (c) (h)	594	619
0.75%, 09/01/24 (c) (h) (i)	1,280	1,843
		21,448
Industrials 1.7%
3M Company
3.70%, 04/15/50	40	47
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (g)	200	180
Air Canada
4.00%, 07/01/25 (c) (h) (i)	1,464	1,586
Air Transport Services Group, Inc.
1.13%, 10/15/24 (c) (h)	1,812	1,718
American Airlines Group Inc.
6.50%, 07/01/25 (c) (h)	1,122	1,054
Atlas Air Worldwide Holdings, Inc.
1.88%, 06/01/24 (c) (h)	2,215	2,138
Bombardier Inc.
7.50%, 03/15/25 (i)	323	210
Carrier Global Corporation
2.70%, 02/15/31 (i)	30	30
Chart Industries, Inc.
1.00%, 11/15/24 (c) (h) (i)	693	714
Delta Air Lines, Inc.
3.63%, 03/15/22	140	133
General Dynamics Corporation
4.25%, 04/01/40 - 04/01/50	30	38
General Electric Capital Corporation
6.15%, 08/07/37	110	127
5.88%, 01/14/38	200	225
6.88%, 01/10/39	150	184
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (d) (m)	206	162

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
3.45%, 05/01/27	20	21
3.63%, 05/01/30	30	30
4.25%, 05/01/40	30	29
4.35%, 05/01/50	30	30
GFL Environmental Inc.
4.25%, 06/01/25 (i)	40	40
Global A&T Electronics Ltd.
8.50%, 01/12/23	1,253	1,177
JSL Europe SA
7.75%, 07/26/24 (g)	200	197
Kaman Corporation
3.25%, 05/01/24 (c) (h)	2,076	1,986
Northrop Grumman Corporation
5.25%, 05/01/50	190	273
Park Aerospace Holdings Limited
5.25%, 08/15/22 (i)	50	47
4.50%, 03/15/23 (i)	20	18
5.50%, 02/15/24 (i)	50	46
Patrick Industries, Inc.
1.00%, 02/01/23 (c) (h)	1,304	1,305
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (i)	40	41
Team, Inc.
5.00%, 08/01/23 (c) (h)	1,225	835
The Boeing Company
4.88%, 05/01/25 (n)	300	328
2.70%, 02/01/27	70	68
5.15%, 05/01/30 (n)	160	178
3.25%, 02/01/35	190	173
3.55%, 03/01/38	20	18
5.71%, 05/01/40 (n)	140	158
3.75%, 02/01/50	10	9
5.81%, 05/01/50 (n)	310	366
5.93%, 05/01/60 (n)	140	165
The Greenbrier Companies, Inc.
2.88%, 02/01/24 (c) (h)	969	803
TransDigm Inc.
8.00%, 12/15/25 (i)	20	21
6.25%, 03/15/26 (i)	40	40
United Rentals (North America), Inc.
5.88%, 09/15/26	70	73
6.50%, 12/15/26	20	21
3.88%, 11/15/27	20	20
5.25%, 01/15/30	100	103
XPO Cnw, Inc.
6.70%, 05/01/34	160	165
		17,330
Energy 1.1%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (g)	250	252
Apache Corporation
4.38%, 10/15/28	30	26
5.10%, 09/01/40	210	172
4.75%, 04/15/43	300	241
4.25%, 01/15/44	170	128
Blue Racer Midstream, LLC
6.13%, 11/15/22 (i)	90	89
Cameron LNG, LLC
3.30%, 01/15/35 (i)	180	198
Chevron Corporation
3.08%, 05/11/50	10	11
Cimarex Energy Co.
3.90%, 05/15/27	10	10
Concho Resources Inc.
4.85%, 08/15/48	110	122
Continental Resources, Inc.
4.38%, 01/15/28	10	9
4.90%, 06/01/44	140	111
DCP Midstream, LLC
6.45%, 11/03/36 (i)	40	36
DCP Midstream, LP
7.38%, (callable at 100 beginning 12/15/22) (m)	80	57
6.75%, 09/15/37 (i)	130	117
	Shares/Par[1]	Value ($)
Devon Energy Corporation
5.85%, 12/15/25	100	110
5.00%, 06/15/45	20	18
Diamondback Energy, Inc.
3.25%, 12/01/26	40	40
Ecopetrol S.A.
5.38%, 06/26/26	50	52
5.88%, 05/28/45	210	220
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (m)	140	119
7.13%, (callable at 100 beginning 05/15/30) (m)	130	112
5.00%, 05/15/50	80	76
Enterprise Products Operating LLC
4.15%, 10/16/28	20	23
6.13%, 10/15/39	60	77
6.45%, 09/01/40	80	106
5.95%, 02/01/41	40	51
5.38%, 02/15/78	70	63
EOG Resources, Inc.
4.38%, 04/15/30	20	24
4.95%, 04/15/50	20	26
Exxon Mobil Corporation
4.33%, 03/19/50	130	163
3.45%, 04/15/51 (h)	70	78
Geopark Limited
6.50%, 09/21/24 (g)	200	183
Gran Tierra Energy Inc.
7.75%, 05/23/27 (i)	200	91
Gulfport Energy Corporation
6.63%, 05/01/23	93	55
6.00%, 10/15/24	180	93
6.38%, 05/15/25 - 01/15/26	174	85
Hunt Oil USA, Inc.
6.38%, 06/01/28 (g)	200	194
Indo Energy Finance B.V.
6.38%, 01/24/23 (g)	114	106
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	64
6.95%, 01/15/38	10	13
6.50%, 09/01/39	40	50
6.55%, 09/15/40	100	124
6.38%, 03/01/41	40	50
Kinder Morgan, Inc.
5.30%, 12/01/34	130	150
Kosmos Energy Ltd.
7.13%, 04/04/26 (g)	200	179
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (g)	200	184
MPLX LP
4.88%, 12/01/24 - 06/01/25	120	134
5.20%, 03/01/47	80	86
4.70%, 04/15/48	110	110
5.50%, 02/15/49	60	68
Noble Energy, Inc.
3.85%, 01/15/28	150	143
Occidental Petroleum Corporation
1.40%, 02/08/21	120	119
2.60%, 08/13/21	50	49
6.95%, 07/01/24	120	118
2.90%, 08/15/24	80	68
5.55%, 03/15/26	10	9
3.20%, 08/15/26	80	65
0.00%, 10/10/36 (j)	1,330	564
6.20%, 03/15/40	90	75
4.50%, 07/15/44	100	70
4.63%, 06/15/45	60	42
6.60%, 03/15/46	140	122
4.40%, 04/15/46	20	14
4.10%, 02/15/47	20	13
4.20%, 03/15/48	20	14
PBF Holding Company LLC
9.25%, 05/15/25 (i)	70	75
Petroleos Mexicanos
6.38%, 01/23/45	320	239

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Pioneer Natural Resources Company
0.25%, 05/15/25 (c) (h) (i)	351	417
PT. Bayan Resources, Tbk
6.13%, 01/24/23 (g)	200	187
Range Resources Corporation
5.88%, 07/01/22	19	18
5.00%, 03/15/23	80	68
4.88%, 05/15/25	100	75
SEACOR Holdings Inc.
3.25%, 05/15/30 (c) (h)	295	216
SFL Corporation Ltd.
5.75%, 10/15/21 (c) (h)	1,812	1,716
Shell International Finance B.V.
2.75%, 04/06/30	20	22
3.25%, 04/06/50	80	86
Targa Resource Corporation
4.25%, 11/15/23	270	259
5.38%, 02/01/27	10	10
5.50%, 03/01/30 (i)	20	19
The Williams Companies, Inc.
7.50%, 01/15/31	40	52
8.75%, 03/15/32	190	285
5.75%, 06/24/44	220	252
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	70	91
Western Midstream Operating, LP
3.10%, 02/01/25 (n)	30	28
3.95%, 06/01/25	90	84
4.65%, 07/01/26	10	10
4.50%, 03/01/28	100	94
4.75%, 08/15/28	110	105
4.05%, 02/01/30 (n)	180	173
5.45%, 04/01/44	200	166
5.30%, 03/01/48	60	49
5.50%, 08/15/48	150	121
Williams Partners L.P.
6.30%, 04/15/40	70	84
5.10%, 09/15/45	10	11
WPX Energy, Inc.
8.25%, 08/01/23	170	190
5.25%, 10/15/27	50	47
4.50%, 01/15/30	60	53
		11,743
Consumer Staples 0.9%
Ajecorp B.V.
6.50%, 05/14/22 (g)	150	147
Altria Group, Inc.
4.40%, 02/14/26	40	46
4.80%, 02/14/29	50	58
5.80%, 02/14/39	100	124
6.20%, 02/14/59	330	439
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	110	126
5.55%, 01/23/49	280	375
4.50%, 06/01/50	170	202
5.80%, 01/23/59	40	56
BAT Capital Corp.
3.56%, 08/15/27	110	119
4.54%, 08/15/47	90	98
Costco Wholesale Corporation
1.38%, 06/20/27	300	307
Cott Holdings Inc.
5.50%, 04/01/25 (i)	40	40
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (c) (h)	2,672	2,627
Kraft Foods Group, Inc.
6.88%, 01/26/39	10	12
5.00%, 06/04/42	30	31
Kraft Heinz Foods Company
3.95%, 07/15/25	13	14
4.25%, 03/01/31 (i)	10	11
5.20%, 07/15/45	50	54
4.38%, 06/01/46	60	58
4.88%, 10/01/49 (i)	50	51
	Shares/Par[1]	Value ($)
5.50%, 06/01/50 (i)	30	32
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (i)	40	41
Mondelez International, Inc.
1.50%, 05/04/25	300	306
PepsiCo, Inc.
2.63%, 03/19/27	130	143
Philip Morris International Inc.
1.13%, 05/01/23	300	305
Pyxus International, Inc.
8.50%, 04/15/21 (i)	95	91
Target Corporation
2.25%, 04/15/25	280	300
The Chefs' Warehouse, Inc.
1.88%, 12/01/24 (c) (h) (i)	1,384	1,004
The Coca-Cola Company
2.95%, 03/25/25	120	132
4.20%, 03/25/50	40	52
2.60%, 06/01/50	10	10
The Procter & Gamble Company
3.00%, 03/25/30	40	46
3.55%, 03/25/40	20	24
3.60%, 03/25/50	100	125
Turning Point Brands, Inc.
2.50%, 07/15/24 (c) (h) (i)	1,766	1,447
Walnut Bidco PLC
9.13%, 08/01/24 (g)	200	202
		9,255
Materials 0.7%
Andina Acquisition Corporation
8.20%, 01/31/22 (g)	200	194
Anglo American Capital PLC
3.63%, 09/11/24 (i)	200	210
ArcelorMittal
3.60%, 07/16/24	170	167
6.13%, 06/01/25	60	65
4.55%, 03/11/26	50	51
BHP Billiton Finance (USA) Limited
6.75%, 10/19/75 (i) (l)	200	230
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (i)	200	187
Braskem Netherlands Finance B.V.
5.88%, 01/31/50 (g)	200	175
C10 Capital (SPV) Limited
5.02%, (3M USD LIBOR + 4.71%), (callable at 100 beginning 09/30/20) (g) (l) (m)	200	201
CSN Islands XII Corp
7.00%, (callable at 100 beginning 09/23/20) (g) (m)	200	148
Endeavour Mining Corporation
3.00%, 02/15/23 (c) (h) (i)	842	985
First Majestic Silver Corp.
1.88%, 03/01/23 (c) (h)	1,136	1,385
First Quantum Minerals Ltd
7.50%, 04/01/25 (i)	200	190
Freeport-McMoRan Inc.
4.55%, 11/14/24	10	10
5.40%, 11/14/34	10	10
5.45%, 03/15/43	290	285
Illuminate Buyer LLC
9.00%, 07/01/28 (i)	235	245
Metinvest B.V.
7.75%, 10/17/29 (g)	200	188
Nexa Resources S.A.
6.50%, 01/18/28 (i)	250	253
Paper Industries Financing
6.00%, (3M EURIBOR + 6.00%), 03/01/25, EUR (i) (l)	333	281
0.25%, (3M EURIBOR + 0.25%), 02/04/28, EUR (i) (l) (p)	167	13
Pretium Resources Inc.
2.25%, 03/15/22 (c) (h)	1,259	1,177
SSR Mining Inc.
2.50%, 04/01/39 (c) (h)	393	550

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
UPL Corporation Limited
5.25%, (callable at 100 beginning 02/27/25) (g) (m)	200	183
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (i)	200	143
Yamana Gold Inc.
4.63%, 12/15/27	100	106
		7,632
Real Estate 0.6%
Agile Group Holdings Limited
7.75%, (callable at 100 beginning 05/25/25) (g) (m)	200	193
Arbor Realty Trust, Inc.
4.75%, 11/01/22 (c) (h) (i)	1,661	1,506
Central China Real Estate Limited
7.25%, 07/16/24 (g)	200	193
CIFI Holdings (Group) Co. Ltd.
5.38%, (callable at 100 beginning 08/24/22) (g) (m)	200	196
Colliers International Group Inc.
4.00%, 06/01/25 (c) (h) (i)	804	994
Redfin Corporation
1.75%, 07/15/23 (c) (h)	1,285	1,893
Tricon Capital Group Inc.
5.75%, 03/31/22 (h)	1,107	1,088
Yuzhou Properties Company Limited
8.30%, 05/27/25 (g)	200	198
		6,261
Utilities 0.3%
AES Gener S.A.
7.13%, 03/26/79 (g)	200	207
Capex SA
6.88%, 05/15/24 (g)	100	74
Cometa Energia SA de CV
6.38%, 04/24/35 (g)	190	198
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (g)	200	201
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (g)	250	206
Enel Finance International SA
6.00%, 10/07/39 (i)	150	200
FirstEnergy Corp.
3.90%, 07/15/27	120	136
7.38%, 11/15/31	660	962
Pacific Gas And Electric Company
2.50%, 02/01/31	60	59
3.30%, 08/01/40	20	19
3.50%, 08/01/50	80	77
PERU LNG
5.38%, 03/22/30 (g)	200	157
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (g)	181	189
		2,685
Total Corporate Bonds And Notes (cost $250,107)		256,592
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.0%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 07/25/36 (l)	2,769	2,346
Ajax Mortgage Loan Trust
Series 2018-A-C, 4.36%, 09/25/65 (l)	2,438	2,512
Amerihome Mortgage Company, LLC
Series 2019-B-GT1, REMIC, 4.68%, 11/25/26	1,700	1,338
Apidos CLO XXIV
Series 2016-DR-24A, 6.94%, (3M USD LIBOR + 5.80%), 10/21/30 (l)	500	430
AREIT Trust
Series 2019-D-CRE3, 2.85%, 07/14/22	350	291
BAMLL Commercial Mortgage Securities Trust
Series 2019-D-AHT, 3.31%, (1M USD LIBOR + 2.50%), 03/15/21 (l)	569	491
Banc of America Alternative Loan Trust
Series 2007-4A1-1, REMIC, 5.21%, 04/25/37 (l)	1,740	1,754
Series 2007-1A1-2, REMIC, 5.50%, 06/25/37	923	896
	Shares/Par[1]	Value ($)
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 0.45%, 07/28/27 (l)	1,066	867
Bancorp Commercial Mortgage Trust
Series 2018-D-CRE4, 2.28%, (1M USD LIBOR + 2.10%), 09/17/21 (l)	1,250	1,125
Series 2019-D-CRE5, 3.16%, 02/15/22	484	428
Barings CLO Ltd
Series 2018-E-3A, 6.89%, (3M USD LIBOR + 5.75%), 07/20/29 (l)	500	422
BBCMS Trust
Series 2018-E-CBM, 3.74%, (1M USD LIBOR + 3.55%), 07/15/20 (l)	470	377
Benchmark Mortgage Trust
Series 2018-D-B4, REMIC, 2.96%, 07/17/28 (l)	377	266
BHP Trust
Series 2019-E-BXHP, 2.76%, 08/15/21	188	154
BX Commercial Mortgage Trust
Series 2019-G-IMC, REMIC, 3.78%, (1M USD LIBOR + 3.60%), 04/15/21 (l)	573	413
BX Trust
Series 2019-F-MMP, REMIC, 2.98%, (1M USD LIBOR + 2.79%), 08/16/21 (l)	252	234
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29	252	224
Canyon Capital CLO Ltd
Series 2014-DR-1A, 6.26%, (3M USD LIBOR + 5.50%), 01/30/31 (l)	700	529
Carlyle Global Market Strategies CLO Ltd
Series 2014-D-2RA, 5.74%, (3M USD LIBOR + 5.35%), 05/15/31 (l)	1,017	748
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 09/25/36 (l)	2,881	2,577
Cascade MH Asset Trust
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	4,017
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (k)	1,082	406
CF Trust
Series 2019-F-MF1, 3.12%, 08/16/21	505	455
Chenango Park CLO, Ltd
Series 2018-D-1A, 7.02%, (3M USD LIBOR + 5.80%), 04/15/30 (l)	1,000	862
Chevy Chase Funding LLC
Series 2004-B1-2A, REMIC, 0.96%, 05/25/35 (l)	283	239
CHL Mortgage Pass-Through Trust
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,424	1,128
CIM Trust
Series 2017-B2-3RR, 11.85%, 01/29/57 (l)	180	167
Series 2016-B2-1RR, REMIC, 6.76%, 07/25/55 (l)	300	265
Series 2016-B2-3RR, REMIC, 6.74%, 02/29/56 (l)	800	702
Series 2016-B2-2RR, REMIC, 6.93%, 02/29/56 (l)	800	694
Citigroup Commercial Mortgage Trust
Series 2018-F-TBR, 3.83%, (1M USD LIBOR + 3.65%), 12/15/36 (l)	524	408
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (l)	291	180
Series 2018-D-C6, REMIC, 5.24%, 11/10/51 (l)	350	299
Citigtoup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 0.24%, (1M USD LIBOR + 0.06%), 08/25/45 (l)	3,420	2,617
Clas Limited
Series 2019-E-1A, 0.00%, 04/15/39 (b) (l)	1,000	397
COMM Mortgage Trust
Series 2018-D-HCLV, 2.36%, (1M USD LIBOR + 2.18%), 09/15/20 (l)	1,000	883
Series 2015-C-CC25, REMIC, 4.69%, 08/12/25 (l)	217	201
Series 2016-D-CR28, REMIC, 4.05%, 12/12/25 (l)	313	252
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	242	230
Countrywide Asset-Backed Certificates
Series 2007-1A-BC1, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 05/25/37 (l)	1,686	1,489

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Credit Suisse Mortgage Trust
Series 2019-B-RIO, REMIC, 7.21%, (1M USD LIBOR + 7.00%), 12/15/21 (l)	560	498
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 5.09%, 05/15/26 (l)	1,000	754
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21	1,751	1,726
Series 2017-F-CHOP, REMIC, 4.53%, (1M USD LIBOR + 4.35%), 07/15/32 (l)	880	602
CWABS Asset-Backed Certificates Trust
Series 2006-1A-12, REMIC, 0.44%, (1M USD LIBOR + 0.13%), 12/25/36 (k) (l)	345	317
CWABS, Inc.
Series 2003-3A-2, REMIC, 0.68%, (1M USD LIBOR + 0.50%), 08/26/33 (l)	124	114
CWMBS, Inc.
Series 2005-2A1-9, REMIC, 0.62%, (1M USD LIBOR + 0.44%), 05/25/35 (l)	17	14
Dividend Solar Loans LLC
Series 2019-A-1, 3.67%, 07/20/31	243	245
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 6.14%, (3M USD LIBOR + 5.75%), 08/15/31 (i) (l)	500	431
FMC GMSR Issuer Trust
Series 2019-B-GT1, 5.66%, 05/25/26 (k) (l)	3,000	2,417
Ford Credit Floorplan Master Owner Trust A
Series 2018-A-4, 4.06%, 11/15/28	260	279
Fountainbleu Miami Beach Trust
Series 2019-H-FBLU, 4.09%, 12/12/24	120	72
Gilbert Park CLO Ltd
Series 2017-1A-E, 7.62%, (3M USD LIBOR + 6.40%), 10/15/30 (l)	500	451
Granite Point Mortgage Trust Inc.
Series 2018-D-FL1, REMIC, 3.12%, (1M USD LIBOR + 2.95%), 04/19/21 (l)	246	202
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 0.46%, (1M USD LIBOR + 0.56%), 11/25/45 (l)	465	322
GS Mortgage Securities Corp Trust
Series 2018-C-SRP5, REMIC, 3.93%, (1M USD LIBOR + 3.75%), 06/15/21 (l)	718	532
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	696
GS Mortgage Securities Trust
Series 2014-D-GC26, REMIC, 4.66%, 11/10/47 (l)	571	358
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	2,076	1,509
Hawaii Hotel Trust
Series 2019-F-MAUI, REMIC, 2.93%, (1M USD LIBOR + 2.75%), 05/17/21 (l)	493	399
Hertz Vehicle Financing II LP
Series 2017-C-1A, 5.27%, 10/25/20	250	251
Series 2019-B-3A, 3.03%, 12/25/25	400	381
Highbridge Loan Management Ltd
Series 2013-DR-2A, 7.74%, (3M USD LIBOR + 6.60%), 10/22/29 (l)	500	438
Horizon Aircraft Finance I Limited
Series 2018-C-1, 6.66%, 12/15/25	871	323
Hospitality Investors Trust, Inc.
Series 2019-G-HIT, 4.08%, (1M USD LIBOR + 3.90%), 11/15/21 (l)	404	257
HPS Loan Management, Ltd.
Series 13A-E-18, 6.72%, (3M USD LIBOR + 5.50%), 10/15/30 (l)	900	752
Series 6A-DR-2015, 5.66%, (3M USD LIBOR + 5.10%), 02/05/31 (i) (l)	1,000	826
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 10/25/35 (k) (l)	320	284
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 3.18%, (1M USD LIBOR + 3.00%), 07/15/21 (l)	582	521
Series 2019-C-UES, 4.34%, 05/07/24	83	82
Series 2019-D-UES, 4.60%, 05/07/24 (l)	85	82
Series 2019-E-UES, 4.60%, 05/07/24 (l)	99	94
Series 2019-F-UES, 4.60%, 05/07/24 (l)	104	92
	Shares/Par[1]	Value ($)
Series 2019-G-UES, 4.60%, 05/07/24 (l)	114	95
Series 2011-E-C3, REMIC, 5.85%, 03/17/21 (l)	334	151
Series 2011-D-C5, REMIC, 5.61%, 09/17/21 (l)	1,650	1,164
J.P. Morgan Mortgage Trust
Series 2007-3A4-A1, REMIC, 3.72%, 07/25/35 (l)	1,408	1,381
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24	650	390
Keycorp Student Loan Trust
Series 2005-2C-A, 1.61%, (3M USD LIBOR + 1.30%), 12/27/38 (l)	355	318
LCM XVII Limited Partnership
Series ER-17A, 7.22%, (3M USD LIBOR + 6.00%), 10/15/31 (l)	500	383
LCM XX Limited Partnership
Series ER-20A, 6.59%, (3M USD LIBOR + 5.45%), 10/20/27 (l)	500	370
Legacy Mortgage Asset Trust
Series 2018-A1-GS3, REMIC, 4.00%, 07/25/20 (k)	2,613	2,531
Series 2018-A-SL1, REMIC, 4.00%, 08/25/20 (l)	1,355	1,331
Series 2018-M-SL1, REMIC, 4.50%, 08/25/20 (l)	845	775
Series 2019-A2-GS3, REMIC, 4.25%, 04/25/21 (k)	4,700	4,428
Series 2019-A2-GS7, REMIC, 4.50%, 10/25/21 (k)	4,100	3,810
Lehman ABS Corporation
Series 2003-M3-HE1, REMIC, 5.43%, (1M USD LIBOR + 5.25%), 01/15/33 (l)	2,230	2,149
Lehman Mortgage Trust
Series 2006-1A6-5, REMIC, 0.68%, (1M USD LIBOR + 0.50%), 09/25/36 (l)	1,112	486
LHOME Mortgage Trust
Series 2019-M-RTL2, 6.05%, 03/25/22 (k)	3,000	2,428
Loancore Issuer Ltd.
Series 2019-D-CRE3, 2.68%, (1M USD LIBOR + 2.50%), 04/15/24 (l)	493	451
Loandepot GMSR Trust
Series 2018-A-GT1, 3.00%, (1M USD LIBOR + 2.80%), 10/16/23 (l)	2,000	1,980
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 6.90%, (3M USD LIBOR + 5.80%), 10/22/30 (l)	500	423
Madison Park Funding XLV Ltd
Series 2020-E-45A, 0.00%, (3M USD LIBOR + 7.40%), 07/15/31 (l)	500	490
Madison Park Funding XXII, Ltd.
Series 2016-ER-22A, 7.92%, (3M USD LIBOR + 6.70%), 01/15/33 (l)	500	440
Mello Warehouse Securitization Trust
Series 2019-G-1, REMIC, 5.68%, (1M USD LIBOR + 5.50%), 05/14/21 (l)	1,500	1,468
Series 2019-F-2, REMIC, 3.43%, (1M USD LIBOR + 3.25%), 10/25/21 (l)	1,300	1,012
MFA Trust
Series 2017-A1-NPL1, 3.35%, 11/25/20 (k)	1,105	1,105
Mill City Solar Loan Ltd
Series 2019-A-1A, 4.34%, 11/20/28	234	243
Morgan Stanley
Series 2006-A1-13AX, REMIC, 0.36%, (1M USD LIBOR + 0.18%), 10/25/36 (l)	5,214	2,187
Morgan Stanley Capital Barclays Bank Trust
Series 2016-D-MART, REMIC, 3.31%, 09/15/21	241	227
Morgan Stanley Capital I Trust
Series 2007-C-IQ15, REMIC, 6.34%, 03/11/23 (l)	268	257
Mosaic Solar Loan Trust
Series 2020-R-1A, 0.00%, 04/20/26 (b)	2,900	999
Myers Park CLO, Ltd.
Series 2018-E-1A, 6.64%, (3M USD LIBOR + 5.50%), 10/21/30 (l)	1,000	856
Natixis Commercial Mortgage Securities Trust
Series 2019-D-FAME, 4.54%, 08/15/24	520	509
Series 2019-E-FAME, 4.54%, 08/15/24	370	308
Navient Private Education Refi Loan Trust
Series 2020-B-A, REMIC, 3.16%, 11/15/68	200	197
Neuberger Berman CLO XXIII, Ltd.
Series 2016-ER-23A, 6.88%, (3M USD LIBOR + 5.75%), 10/18/27 (i) (l)	500	451

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-5A1-AR1, REMIC, 0.72%, (1M USD LIBOR + 0.54%), 02/25/36 (k) (l)	8,332	2,343
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (k)	3,644	1,697
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 0.33%, (1M USD LIBOR + 0.16%), 10/25/36 (l)	4,265	3,068
Octagon Investment Partners 20, Ltd.
Series 2019-E-4A, 7.08%, (3M USD LIBOR + 6.65%), 05/12/31 (l)	500	452
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 6.88%, (3M USD LIBOR + 5.75%), 07/17/30 (l)	500	421
Series 2013-SUB-1A, REMIC, 5.63%, 07/17/30 (i) (l)	1,500	342
Pioneer Aircraft Finance Ltd
Series 2019-C-1, 6.90%, 06/15/26	903	334
Radnor Ltd
Series 2020-M1C-1, 1.92%, (1M USD LIBOR + 1.75%), 02/25/30 (i) (l)	550	475
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (k)	396	400
Residential Asset Mortgage Products, Inc.
Series 2006-M1-RZ3, REMIC, 0.53%, (1M USD LIBOR + 0.35%), 08/25/36 (l)	350	297
RFMSI Trust
Series 2006-1A2-S10, REMIC, 6.00%, 10/25/36	1,420	1,303
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (f) (l)	100	930
Series 2018-R1-A, 0.00%, 02/25/42 (f) (i) (l)	21	1,129
Series 2018-R2-A, 0.00%, 02/25/42 (f) (l)	6	334
Series 2019-R1-B, 0.00%, 08/17/48 (f) (l)	43	1,381
Sonic Capital LLC
Series 2020-A2I-1A, REMIC, 3.85%, 01/20/27	399	417
Spruce Hill Mortgage Loan Trust
Series 2020-B2-SH1, REMIC, 4.68%, 02/25/24	1,200	927
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 3.92%, 01/25/35 (l)	1,763	1,710
THL Credit Wind River CLO Ltd
Series 2018-E-2A, 6.97%, (3M USD LIBOR + 5.75%), 07/15/30 (l)	500	404
Series 2014-ER2-3A, 7.32%, (3M USD LIBOR + 6.22%), 10/22/31 (l)	500	372
TVC Mortgage Trust
Series 2020-M-RTL1, 5.19%, 09/25/22 (k)	2,400	1,823
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, 5.32%, 03/25/26	542	464
Series 2018-M5-2, 6.36%, 06/25/26	231	187
Series 2018-M6-2, 7.05%, 08/25/27	853	642
Series 2019-M4-1, REMIC, 4.61%, 03/25/27	790	653
Series 2019-M5-1, REMIC, 5.70%, 08/25/27	331	270
Series 2019-M6-1, REMIC, 6.79%, 08/25/28	951	762
Venture XX CLO Ltd
Series 2015-CR-20A, 3.12%, (3M USD LIBOR + 1.90%), 04/15/27 (l)	1,000	948
Voya CLO Ltd
Series 2019-E-2A, 7.74%, (3M USD LIBOR + 6.60%), 07/20/32 (l)	500	463
Wells Fargo Commercial Mortgage Trust
Series 2016-D-C33, 3.12%, 03/17/26	470	331
Series 2015-D-NXS4, REMIC, 3.82%, 11/18/25 (l)	293	233
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (i) (k)	890	672
Total Non-U.S. Government Agency Asset-Backed Securities (cost $128,359)		112,611
GOVERNMENT AND AGENCY OBLIGATIONS 9.6%
Sovereign 4.0%
Abu Dhabi, Government of
4.13%, 10/11/47 (i)	360	440
3.13%, 09/30/49 (i)	600	627
Commonwealth of Australia
3.00%, 03/21/47, AUD (g)	840	731
	Shares/Par[1]	Value ($)
Ghana, Government of
8.95%, 03/26/51 (i)	250	229
Gobierno de la Provincia de Buenos Aires
0.00%, 06/15/27 (a) (i) (o)	310	127
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/23/34 - 11/13/42, MXN	90,650	4,313
8.00%, 11/07/47, MXN	75,340	3,673
International Bank for Reconstruction and Development
8.40%, 10/12/21, IDR	2,900,000	205
Kuwait, Government of
3.50%, 03/20/27 (i)	200	223
Ministry of Finance of the Russian Federation
7.75%, 09/16/26, RUB	20,050	317
7.95%, 10/07/26, RUB	20,060	321
8.15%, 02/03/27, RUB	152,933	2,476
7.05%, 01/19/28, RUB	124,715	1,912
6.90%, 05/23/29, RUB	43,000	653
7.65%, 04/10/30, RUB	26,080	416
7.70%, 03/23/33 - 03/16/39, RUB	264,026	4,317
7.25%, 05/10/34, RUB	91,690	1,429
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (i)	200	199
Presidência Da República Federativa Do Brasil
10.00%, 01/01/23 - 01/01/27, BRL	5,116	1,079
4.25%, 01/07/25	210	220
5.00%, 01/27/45	830	794
Presidencia De La Nacion
18.20%, 10/03/21, ARS	5,070	36
16.00%, 10/17/23, ARS	8,260	41
15.50%, 10/17/26, ARS	3,190	11
0.00%, 01/26/22 - 06/28/17 (a) (o)	2,018	817
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (i)	200	182
5.88%, 01/30/60 (i)	210	180
Segretariato Generale Della Presidenza Della Repubblica
3.85%, 09/01/49, EUR (g)	1,740	2,636
South Africa, Parliament of
4.30%, 10/12/28	670	622
6.25%, 03/31/36, ZAR	24,286	928
The Arab Republic of Egypt
5.58%, 02/21/23 (i)	280	286
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	73
3.31%, 11/30/25, CNY	2,000	293
3.48%, 06/29/27, CNH	4,000	588
4.29%, 05/22/29, CNH	1,000	157
The Republic of Indonesia, The Government of
7.00%, 05/15/22 - 09/15/30, IDR	55,550,000	3,875
8.38%, 09/15/26 - 04/15/39, IDR	27,203,000	2,006
9.00%, 03/15/29, IDR	10,524,000	817
8.25%, 05/15/29 - 05/15/36, IDR	32,866,000	2,453
7.38%, 05/15/48, IDR	433,000	29
		40,731
Collateralized Mortgage Obligations 3.2%
Federal Home Loan Mortgage Corporation
Interest Only, Series S7-286, 5.92%, (6.10% - (1M USD LIBOR * 1)), 10/15/42 (l)	6,035	1,114
Series 2017-B1-DNA2, REMIC, 5.33%, (1M USD LIBOR + 5.15%), 10/25/29 (l)	680	704
Series SW-4170, REMIC, 3.87%, (4.05% - (1M USD LIBOR * 1)), 01/15/33 (l)	2,273	2,335
Interest Only, Series SG-3972, REMIC, 5.72%, (5.90% - (1M USD LIBOR * 1)), 12/15/41 (l)	8,258	1,313
Series MS-4096, REMIC, 2.47%, (2.57% - (1M USD LIBOR * 0.57)), 08/15/42 (l)	1,229	1,159
Series SJ-4141, REMIC, 4.54%, (4.80% - (1M USD LIBOR * 1.5)), 12/15/42 (l)	1,246	1,264
Series ST-4666, REMIC, 6.70%, (7.00% - (1M USD LIBOR * 1.75)), 12/15/42 (l)	1,613	1,729
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 5.18%, (1M USD LIBOR + 5.00%), 07/25/25 (l)	71	72
Series 2015-HZ-23, 3.00%, 04/25/45	293	318

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2017-1M2-C07, REMIC, 2.58%, (1M USD LIBOR + 2.40%), 05/28/30 (l)	340	336
Series 2018-1B1-C06, REMIC, 3.93%, (1M USD LIBOR + 3.75%), 03/25/31 (l)	340	325
Series 2020-1M2-R01, REMIC, 2.23%, (1M USD LIBOR + 2.05%), 01/25/40 (l)	400	379
Series 2012-GS-125, REMIC, 2.53%, (2.63% - (1M USD LIBOR * 0.57)), 11/25/42 (l)	3,290	3,234
Series 2012-US-137, REMIC, 5.19%, (5.40% - (1M USD LIBOR * 1.2)), 12/25/42 (l)	4,332	4,445
Series 2013-CS-15, REMIC, 5.25%, (5.46% - (1M USD LIBOR * 1.2)), 03/25/43 (l)	404	409
Series 2013-NS-26, REMIC, 5.19%, (5.40% - (1M USD LIBOR * 1.2)), 04/25/43 (l)	1,428	1,550
Series 2013-CS-59, REMIC, 3.83%, (4.00% - (1M USD LIBOR * 1)), 06/25/43 (l)	3,153	3,148
Interest Only, Series 2018-SA-54, REMIC, 6.07%, (6.25% - (1M USD LIBOR * 1)), 08/25/48 (l)	5,499	1,090
Government National Mortgage Association
Interest Only, Series 2018-SA-111, 4.36%, (4.55% - (1M USD LIBOR * 1)), 08/20/48 (l)	9,562	1,007
Interest Only, Series 2013-SA-195, REMIC, 2.45%, 01/20/42 (l)	9,912	459
Series 2016-UZ-163, REMIC, 3.00%, 11/20/46	2,763	2,770
Interest Only, Series 2018-HS-97, REMIC, 6.01%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (l)	715	110
Interest Only, Series 2018-SD-91, REMIC, 6.01%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (l)	5,183	745
Interest Only, Series 2018-SH-105, REMIC, 6.06%, (6.25% - (1M USD LIBOR * 1)), 08/20/48 (l)	4,730	709
Interest Only, Series 2018-SK-124, REMIC, 6.01%, (6.20% - (1M USD LIBOR * 1)), 09/20/48 (l)	5,086	847
Interest Only, Series 2018-SA-166, REMIC, 5.96%, (6.15% - (1M USD LIBOR * 1)), 12/20/48 (l)	8,781	1,177
Interest Only, Series 2019-SH-92, REMIC, 5.91%, (6.10% - (1M USD LIBOR * 1)), 07/20/49 (l)	6,216	779
		33,527
U.S. Treasury Bond 1.0%
Treasury, United States Department of
1.25%, 05/15/50	11,050	10,606
Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corporation
REMIC, 2.52%, (2.63% - (1M USD LIBOR * 0.57)), 10/15/42 (l)	772	721
REMIC, 3.43%, (1M USD LIBOR + 3.25%), 07/26/49 (l)	1,400	1,295
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,687
3.40%, 03/01/30	1,500	1,747
3.24%, 01/01/33	1,211	1,396
		6,846
U.S. Treasury Inflation Indexed Securities 0.3%
Treasury, United States Department of
1.00%, 02/15/49 (c) (q)	2,140	2,854
Municipal 0.2%
Autoridad de Acueductos y Alcantarillados de Puerto Rico
5.25%, 07/01/29	43	45
5.13%, 07/01/37	138	141
6.00%, 07/01/47	125	130
Detroit, City of
4.00%, 04/01/44	60	49
Illinois, State of
5.10%, 06/01/33	250	254
New Jersey Transportation Trust Fund Authority
4.13%, 06/15/42	170	158
Public Buildings Authority
0.00%, 07/01/42 (a) (o)	490	339
	Shares/Par[1]	Value ($)
Puerto Rico Sales Tax Financing Corporation (COFINA)
0.00%, 07/01/24 - 07/01/51 (j)	660	221
4.50%, 07/01/34	23	24
4.33%, 07/01/40	119	120
4.55%, 07/01/40	12	12
4.54%, 07/01/53	4	4
4.75%, 07/01/53	86	88
4.78%, 07/01/58	48	49
5.00%, 07/01/58	217	227
Puerto Rico, Commonwealth of
0.00%, 07/01/35 (a) (o)	985	591
The Regents of the University of California
3.71%, 05/15/20	20	21
		2,473
U.S. Treasury Note 0.2%
Treasury, United States Department of
0.50%, 04/30/27 (c)	790	791
0.50%, 06/30/27	1,000	1,000
		1,791
Treasury Inflation Indexed Securities 0.0%
Presidência Da República Federativa Do Brasil
6.00%, 08/15/50, BRL (r)	414	324
Presidencia De La Nacion
1.00%, 08/05/21, ARS (r)	8,013	81
		405
Total Government And Agency Obligations (cost $93,606)		99,233
SENIOR FLOATING RATE INSTRUMENTS 1.7%
Information Technology 0.5%
Almonde, Inc.
2019 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (l)	18	16
USD 1st Lien Term Loan, 4.50%, (6M LIBOR + 3.50%), 04/26/24 (l)	99	86
USD 1st Lien Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (l)	20	18
Avaya, Inc.
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 12/14/24 (l)	929	855
Castle US Holding Corporation
Term Loan, 4.06%, (3M LIBOR + 3.75%), 02/28/27 (l)	200	182
Colorado Buyer Inc
2020 USD Term Loan, 4.00%, (1M LIBOR + 3.00%), 03/15/24 (l)	161	121
Cvent, Inc.
2020 Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/30/24 (l)	219	188
Dell International L.L.C.
2020 Term Loan B, 2.75%, (1M LIBOR + 2.00%), 09/11/25 (l)	257	251
Flexential Intermediate Corporation
2019 Term Loan B, 3.81%, (3M LIBOR + 3.50%), 07/24/24 (l)	313	249
Mitchell International, Inc.
2018 1st Lien Term Loan, 7.43%, (1M LIBOR + 7.25%), 12/01/25 (l)	330	292
Refinitiv US Holdings Inc.
2017 2nd Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 09/12/25 (l)	2,478	2,418
Tibco Software Inc.
2020 2nd Lien Term Loan, 7.43%, (1M LIBOR + 7.25%), 02/14/28 (l)	75	72
Western Digital Corporation
2018 Term Loan B4, 1.92%, (3M LIBOR + 1.75%), 04/29/23 (l)	272	264
		5,012
Communication Services 0.4%
Altice France S.A.
USD 1st Lien Term Loan, 3.87%, (1M LIBOR + 3.69%), 01/31/26 (l)	78	74
Cengage Learning, Inc.
Term Loan, 5.25%, (6M LIBOR + 4.25%), 06/07/23 (l)	1,554	1,246

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

12

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Charter Communications Operating, LLC
Delayed Draw Term Loan B2, 1.93%, (1M LIBOR + 1.75%), 04/30/25 (l)	142	136
Gray Television, Inc.
2018 Term Loan B5, 2.42%, (1M LIBOR + 2.25%), 02/28/24 (l)	178	172
2018 Term Loan B5, 2.67%, (1M LIBOR + 2.50%), 10/30/25 (l)	116	112
GTT Communications, Inc.
2018 Term Loan B4, 2.93%, (1M LIBOR + 2.75%), 04/27/25 (l)	98	72
Intelsat Jackson Holdings S.A.
2018 Term Loan B, 8.00%, (PRIME + 4.75%), 11/27/23 (l)	164	163
Level 3 Financing Inc.
2018 Incremental Term Loan, 1.93%, (1M LIBOR + 1.75%), 03/01/27 (l)	108	102
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (a) (o)	2,242	1,546
2017 1st Lien Term Loan, 8.00%, (1M LIBOR + 7.00%), 12/31/48 (l)	105	95
Univision Communications Inc.
Term Loan C5, 2.93%, (1M LIBOR + 2.75%), 03/15/24 (l)	152	140
Virgin Media Bristol LLC
USD Term Loan N, 2.68%, (1M LIBOR + 2.50%), 10/03/27 (l)	45	43
		3,901
Financials 0.2%
Asurion LLC
Term Loan B, 3.17%, (1M LIBOR + 3.00%), 11/15/24 (l)	49	48
Edelman Financial Center, LLC
2020 DIP Delayed Draw Term Loan, 3.18%, (1M LIBOR + 3.00%), 06/26/25 (l)	30	28
Gulf Finance, LLC
2018 Term Loan B4, 6.25%, (3M LIBOR + 5.25%), 08/25/23 (l)	151	97
2018 Term Loan B4, 6.25%, (1M LIBOR + 5.25%), 08/25/23 (l)	250	160
ION Trading Technologies S.a.r.l.
2018 Term Loan B, 5.07%, (3M LIBOR + 4.00%), 11/21/24 (l)	137	131
Jane Street Group, LLC
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 01/31/25 (l)	30	29
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (3M LIBOR + 3.75%), 02/08/23 (l)	272	253
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.07%, (3M LIBOR + 5.00%), 03/18/26 (l)	184	120
VFH Parent LLC
2019 Term Loan B, 3.19%, (1M LIBOR + 3.00%), 03/02/26 (l)	9	9
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, 10/15/38	1,191	1,066
		1,941
Consumer Discretionary 0.1%
Alterra Mountain Company
USD 2019 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 06/28/24 (l)	30	28
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (1M LIBOR + 7.50%), 10/01/21 (l)	397	258
Term Loan C5, 8.50%, (3M LIBOR + 7.50%), 10/01/21 (l)	49	32
Caesars Resort Collection, LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/23/24 (l)	117	104
CityCenter Holdings, LLC
2020 USD Term Loan B, 3.00%, (1M LIBOR + 2.25%), 04/14/24 (l)	49	44
Dhanani Group Inc.
2020 Term Loan, 3.93%, (1M LIBOR + 3.75%), 06/22/25 (l)	40	36
	Shares/Par[1]	Value ($)
Golden Nugget, Inc.
2018 USD Term Loan, 3.25%, (1M LIBOR + 2.50%), 09/07/23 - 10/04/23 (l)	33	26
Hilton Worldwide Finance, LLC
2018 Term Loan B, 1.93%, (1M LIBOR + 1.75%), 10/25/23 (l)	61	57
McGraw-Hill Global Education Holdings, LLC
2018 1st Lien Term Loan, 5.45%, (3M LIBOR + 4.00%), 05/04/22 (l)	981	825
Michaels Stores, Inc.
2018 1st Lien Term Loan, 3.50%, (1M LIBOR + 2.50%), 01/01/23 (l)	15	14
2018 1st Lien Term Loan, 3.56%, (3M LIBOR + 2.50%), 01/01/23 (l)	10	8
2018 1st Lien Term Loan, 3.57%, (3M LIBOR + 2.50%), 01/01/23 (l)	9	8
Scientific Games International, Inc.
2016 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/14/24 (l)	21	19
2016 Term Loan B, 3.06%, (3M LIBOR + 2.75%), 08/14/24 (l)	—	—
2017 1st Lien Term Loan, 3.61%, (6M LIBOR + 2.75%), 08/14/24 (l)	87	76
		1,535
Health Care 0.1%
Air Methods Corporation
USD Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/12/24 (l)	401	329
Athenahealth, Inc.
Term Loan B, 4.82%, (3M LIBOR + 4.50%), 01/25/26 (l)	20	19
Bausch Health Companies Inc.
Term Loan B, 3.19%, (1M LIBOR + 3.00%), 05/19/25 (l)	25	24
Change Healthcare Holdings LLC
DIP Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/02/24 (l)	25	24
Exit Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (l)	13	12
Exit Term Loan B, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (l)	16	15
New 1st Lien Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/03/24 (l)	24	23
Envision Healthcare Corporation
2019 Term Loan B1, 3.93%, (1M LIBOR + 3.75%), 09/27/25 (l)	27	18
Global Medical Response, Inc.
2018 USD Term Loan B, 5.25%, (3M LIBOR + 4.25%), 09/26/24 (l)	95	90
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M LIBOR + 2.50%), 08/18/22 (l)	146	144
MPH Acquisition Holdings LLC
2018 1st Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/07/23 (l)	315	299
Phoenix Guarantor Inc
2017 Term Loan B, 3.43%, (1M LIBOR + 3.25%), 03/05/26 (l)	30	29
Radiology Partners Inc
2017 Incremental 1st Lien Term Loan, 5.29%, (1Y LIBOR + 4.25%), 06/28/25 (l)	77	72
2017 2nd Lien Term Loan, 5.99%, (3M LIBOR + 4.25%), 06/28/25 (l)	90	84
RegionalCare Hospital Partners Holdings, Inc.
2017 1st Lien Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/09/25 (l)	88	82
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 01/12/24 (l)	303	231
		1,495
Energy 0.1%
Granite Holdings US Acquisition Co.
2018 Term Loan B5, 6.32%, (3M LIBOR + 5.25%), 09/23/26 (l)	26	23
2018 Term Loan B7, 6.32%, (3M LIBOR + 5.25%), 09/23/26 (l)	132	115

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Lower Cadence Holdings LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 05/10/26 (l)	119	105
McDermott Tech
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 9.00%), 10/22/20 (l) (s)	86	85
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 9.00%), 10/21/20 (l) (s)	25	25
2018 1st Lien Term Loan, 10.00%, (3M LIBOR + 9.00%), 10/21/20 - 10/22/20 (l)	(330)	(334)
2018 1st Lien Term Loan, 10.04%, (3M LIBOR + 9.00%), 10/21/20 (l)	403	400
2018 1st Lien Term Loan, 0.00%, 04/03/25 - 04/04/25 (a) (o)	2,216	760
		1,179
Consumer Staples 0.1%
BI-LO Holding LLC
Term Loan B, 9.00%, (3M LIBOR + 8.00%), 05/31/24 (l)	273	271
Flavors Holdings Inc.
2019 Term Loan B, 0.00%, 10/07/20 (b) (l) (s)	431	427
Kronos Acquisition Holdings Inc.
2018 Term Loan, 5.00%, (3M LIBOR + 4.00%), 08/26/22 (l)	120	115
2018 Term Loan B, 5.00%, (3M LIBOR + 4.00%), 08/26/22 (l)	114	109
Reynolds Consumer Products LLC
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 01/30/27 (l)	26	25
Southeastern Grocers, LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 8.00%), 05/31/24 (l) (s)	150	149
		1,096
Materials 0.1%
Berry Global, Inc.
Term Loan B, 2.18%, (1M LIBOR + 2.00%), 10/01/22 - 01/19/24 (l)	121	117
Klockner-Pentaplast of America, Inc.
2018 Term Loan B, 5.25%, (3M LIBOR + 4.25%), 06/30/22 (l)	94	88
Solenis Holdings LLC
1st Lien Term Loan B3, 4.36%, (3M LIBOR + 4.00%), 06/26/25 - 12/18/25 (l)	179	171
1st Lien Term Loan B, 8.86%, (3M LIBOR + 8.50%), 06/18/26 (l)	65	56
Vertellus Holdings, LLC
2nd Lien Term Loan, 13.00%, (3M LIBOR + 12.00%), 10/31/21 (b) (l)	235	231
		663
Industrials 0.1%
Minotaur Acquisition, Inc.
2018 1st Lien Term Loan, 5.18%, (1M LIBOR + 5.00%), 02/27/26 (l)	292	269
Prime Security Services Borrower, LLC
2017 Term Loan, 4.25%, (1M LIBOR + 3.25%), 12/31/22 (l)	145	139
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.92%, (1M LIBOR + 2.75%), 02/05/23 (l)	3	3
Titan Acquisition Limited
2018 Term Loan B, 3.36%, (3M LIBOR + 3.00%), 03/16/25 (l)	145	132
		543
Total Senior Floating Rate Instruments (cost $19,513)		17,365
OTHER EQUITY INTERESTS 1.2%
Consumer Discretionary 1.2%
Altaba Inc. (a) (b) (t)	575	12,226
Total Other Equity Interests (cost $7,731)		12,226
PREFERRED STOCKS 0.7%
Information Technology 0.4%
Samsung Electronics Co. Ltd.	95	3,655
Financials 0.1%
Itau Unibanco Holding S.A. (h)	206	973
	Shares/Par[1]	Value ($)
Utilities 0.1%
NextEra Energy, Inc., 5.28%, 03/01/23 (c) (h)	22	948
Consumer Discretionary 0.1%
Porsche Automobil Holding SE (h)	15	870
Industrials 0.0%
WESCO International, Inc. - Series A (a) (m)	14	381
Real Estate 0.0%
Pebblebrook Hotel Trust - Series E, 6.38%, (callable at 25 beginning 08/12/20) (m)	8	143
Total Preferred Stocks (cost $6,518)		6,970
WARRANTS 0.2%
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (b)	83	6
CF Finance Acquisition Corp. (a)	110	148
Churchill Capital Corp II (a)	6	16
Churchill Capital Corp III (a)	1	4
CIIG Merger Corp. (a)	43	41
Collier Creek Holdings (a)	15	49
DMY Technology Group, Inc. (a)	7	11
Fintech Acquisition Corp. III (a)	35	82
Flying Eagle Acquisition Corp. (a)	5	15
Galileo Acquisition Corp. (a)	61	36
Gigcapital2 Inc. (a)	36	18
Gores Holdings IV, Inc. (a)	2	4
Graf Industrial Corp. (a)	191	436
Grid Dynamics Holdings, Inc. (a)	12	19
Hennessy Capital Acquisition Corp. IV (a)	112	123
International General Insurance Holdings Ltd. (a)	135	46
JUNIPER INDUSTRIAL HOLDINGS, INC. (a)	83	72
Kaixin Auto Holdings (a)	65	—
KLDiscovery (a)	47	9
LGL Systems Acquisition Corp. (a)	46	42
Merida Merger Corp. I (a)	64	33
Monocle Acquisition Corporation (a)	15	10
Nebula Acquisition Corporation (a)	13	53
Pivotal Investment Corporation II (a)	42	33
Proptech Acquisition Corporation (a)	51	36
Repay Holdings Corporation (a)	20	64
Software Acquisition Group Inc. (a)	16	18
Thunder Bridge Acquisition II, Ltd (a)	25	36
Tuscan Holdings Corp. (a)	42	23
Whole Earth Brands, Inc. (a)	38	43
Total Warrants (cost $804)		1,526
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (b)	211	264
Bristol-Myers Squibb Company (a)	25	91
Dyax Corp. (a) (b)	127	12
Gigcapital2 Inc. (a)	36	10
Total Rights (cost $100)		377
SHORT TERM INVESTMENTS 21.2%
Investment Companies 19.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (u) (v)	200,109	200,109
U.S. Treasury Bill 1.7%
Treasury, United States Department of
0.16%, 09/15/20 (w)	18,000	17,994
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (u) (v)	346	346
Total Short Term Investments (cost $218,449)		218,449
Total Investments 113.2% (cost $1,122,255)		1,164,819
Total Securities Sold Short (19.1)% (proceeds $165,357)		(196,834)
Total Purchased Options 0.0% (cost $546)		393
Other Derivative Instruments 0.0%		121
Other Assets and Liabilities, Net 5.9%		60,190
Total Net Assets 100.0%		1,028,689

(a)  Non-income producing security.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Shares/Par[1]	Value ($)

(b)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c)  All or a portion of the security is pledged or segregated as collateral.

(d)  All or a portion of the security was on loan as of June 30, 2020.

(e)   All or a portion of the security is subject to a written call option.

(f)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h)  Convertible security.

(i)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $111,189 and 10.8% of the Fund.

(j)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(l)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m)  Perpetual security. Next contractual call date presented, if applicable.

(n)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(o)   As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q)   Treasury inflation indexed note, par amount is adjusted for inflation.

(r)  Treasury inflation indexed note, par amount is not adjusted for inflation.

(s)  This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(t)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u)  Investment in affiliate.

(v)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(w)   The coupon rate represents the yield to maturity.

SECURITIES SOLD SHORT (19.1%)
COMMON STOCKS (16.5%)
Consumer Discretionary (6.7%)
American Eagle Outfitters, Inc.	(157)	(1,715)
AutoZone, Inc.	(2)	(2,453)
Best Buy Co., Inc.	(133)	(11,608)
Bloomin' Brands, Inc.	(81)	(859)
Burlington Stores Inc.	(33)	(6,430)
Carnival Plc	(331)	(5,438)
Copa Holdings, S.A. - Class A	(19)	(982)
Farfetch Ltd - Class A	(59)	(1,013)
	Shares/Par[1]	Value ($)
FTI Consulting Inc.	(6)	(688)
Marriott Vacations Worldwide Corporation	(4)	(322)
National Vision Holdings, Inc.	(29)	(889)
Norwegian Cruise Line Holdings Ltd.	(75)	(1,224)
Penn National Gaming Inc.	(58)	(1,768)
PetIQ, Inc. - Class A	(34)	(1,182)
RH	(45)	(10,952)
Royal Caribbean Cruises Ltd.	(12)	(578)
Six Flags Operations Inc.	(206)	(3,953)
The Home Depot, Inc.	(30)	(7,495)
Under Armour Inc. - Class C	(88)	(774)
Vail Resorts, Inc.	(22)	(4,043)
Wayfair Inc. - Class A	(16)	(3,069)
Winnebago Industries Inc.	(17)	(1,114)
		(68,549)
Information Technology (5.5%)
8x8, Inc.	(40)	(633)
Alteryx, Inc. - Class A	(6)	(919)
Apple Inc.	(29)	(10,754)
Avaya Holdings Corp.	(33)	(404)
Blackline, Inc.	(10)	(803)
Cloudflare, Inc.	(4)	(135)
Coupa Software Incorporated	(3)	(713)
CSG Systems International, Inc.	(6)	(232)
Envestnet, Inc.	(12)	(881)
Everbridge, Inc.	(8)	(1,157)
Five9 Inc.	(6)	(663)
Health Catalyst, Inc.	(22)	(629)
I3 Verticals, Inc. - Class A	(20)	(597)
II-VI Incorporated	(30)	(1,400)
Impinj, Inc.	(19)	(524)
Inseego Corp.	(6)	(70)
J2 Cloud Services, LLC	(3)	(183)
KBR, Inc.	(48)	(1,083)
Knowles Corporation	(40)	(607)
LivePerson, Inc.	(33)	(1,357)
Microchip Technology Incorporated	(7)	(768)
Micron Technology, Inc.	(153)	(7,859)
NetApp, Inc.	(112)	(4,990)
Nuance Communications, Inc.	(70)	(1,761)
Nutanix, Inc. - Class A	(8)	(200)
Okta, Inc. - Class A	(2)	(419)
OSI Systems Inc.	(6)	(431)
Pagerduty, Inc.	(9)	(265)
Palo Alto Networks, Inc.	(1)	(339)
Perficient, Inc.	(13)	(470)
Pluralsight, Inc. - Class A	(23)	(420)
PROS Holdings, Inc.	(8)	(359)
Pure Storage, Inc. - Class A	(20)	(351)
Rambus Inc.	(7)	(111)
Rapid7, Inc.	(24)	(1,214)
Sabre Corporation	(132)	(1,067)
SailPoint Technologies Holdings, Inc.	(30)	(805)
Seagate Technology Public Limited Company	(135)	(6,528)
Slack Technologies, Inc. - Class A	(28)	(877)
SMART Global Holdings, Inc.	(24)	(666)
Synaptics Incorporated	(10)	(584)
TTM Technologies, Inc.	(116)	(1,379)
Vishay Intertechnology Inc.	(13)	(197)
Western Digital Corporation	(1)	(40)
Workiva Inc. - Class A	(7)	(384)
Zscaler, Inc.	(3)	(312)
		(56,540)
Health Care (1.8%)
Aerie Pharmaceuticals, Inc.	(38)	(567)
Allscripts Healthcare Solutions, Inc.	(76)	(513)
Apellis Pharmaceuticals, Inc.	(21)	(687)
Aphria Inc.	(64)	(276)
Aurora Cannabis Inc.	—	(5)
Bridgebio Pharma, Inc.	(35)	(1,156)
Canopy Growth Corporation	(1)	(19)
Coherus Biosciences, Inc.	(70)	(1,244)
Collegium Pharmaceutical, Inc.	(23)	(398)
Conmed Corp.	(10)	(721)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

15

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Cryoport, Inc.	(18)	(541)
Cytokinetics, Incorporated	(30)	(696)
Envista Holdings Corporation	(52)	(1,091)
Evolent Health, Inc. - Class A	(3)	(24)
Flexion Therapeutics, Inc.	(32)	(426)
Glaukos Corp.	(1)	(20)
Gossamer Bio, Inc.	(22)	(285)
Halozyme Therapeutics, Inc.	(25)	(683)
Innoviva, Inc.	(48)	(674)
Insmed Inc.	(14)	(377)
Integra LifeSciences Holdings Corp.	(4)	(182)
Intercept Pharmaceuticals, Inc.	(5)	(253)
Ironwood Pharmaceuticals, Inc. - Class A	(94)	(975)
Karyopharm Therapeutics Inc.	(59)	(1,115)
Nevro Corp.	(5)	(603)
NuVasive Inc.	(17)	(953)
Pacira Biosciences, Inc.	(4)	(212)
Radius Health, Inc.	(11)	(150)
Repligen Corporation	(4)	(508)
Revance Therapeutics Inc.	(20)	(489)
Tabula Rasa HealthCare Inc.	(19)	(1,044)
Theravance Biopharma, Inc.	(14)	(298)
Varex Imaging Corporation	(19)	(287)
Wright Medical Group N.V.	(45)	(1,326)
Xeris Pharmaceuticals, Inc.	(30)	(81)
		(18,879)
Communication Services (0.6%)
Booking Holdings Inc.	—	(37)
Liberty Latin America Ltd. - Class C	(33)	(308)
Live Nation Entertainment, Inc.	(26)	(1,157)
Sirius XM Holdings Inc.	(171)	(1,001)
Snap Inc. - Class A	(69)	(1,619)
Softbank Corp.	(14)	(181)
Zillow Group, Inc. - Class C	(30)	(1,736)
		(6,039)
Industrials (0.6%)
Air Canada	(85)	(1,060)
Air Transport Services Group, Inc.	(38)	(848)
American Airlines Group Inc.	(61)	(794)
Atlas Air Worldwide Holdings, Inc.	(26)	(1,130)
Chart Industries, Inc.	(9)	(428)
Greenbrier Cos. Inc.	(7)	(156)
Kaman Corp.	(11)	(470)
Patrick Industries, Inc.	(10)	(588)
Team, Inc.	(28)	(154)
W. W. Grainger, Inc.	—	(37)
		(5,665)
Financials (0.4%)
Element Fleet Management Corp.	(44)	(328)
Encore Capital Group, Inc.	(56)	(1,928)
EZCORP, Inc. - Class A	(61)	(384)
Grupo Financiero Inbursa, S.A.B. de C.V. - Class O	(553)	(384)
Morgan Stanley	(6)	(266)
The PRA Group, Inc.	(34)	(1,309)
		(4,599)
Real Estate (0.4%)
Arbor Realty Trust, Inc.	(13)	(120)
Colliers International Group Inc.	(11)	(640)
Innovative Industrial Properties, Inc.	(19)	(1,693)
PennyMac Mortgage Investment Trust	(22)	(386)
Redfin Corporation	(34)	(1,424)
Redwood Trust Inc.	(19)	(135)
Tricon Capital Group Inc.	(10)	(67)
		(4,465)
Materials (0.3%)
Antofagasta PLC	(51)	(595)
Endeavour Mining Corporation	(22)	(540)
First Majestic Silver Corp.	(87)	(862)
Pretium Resources Inc.	(30)	(251)
SSR Mining Inc.	(18)	(381)
		(2,629)
	Shares/Par[1]	Value ($)
Consumer Staples (0.2%)
Herbalife Nutrition Ltd.	(27)	(1,209)
The Chefs' Warehouse, Inc.	(19)	(264)
Turning Point Brands, Inc.	(13)	(329)
		(1,802)
Energy (0.0%)
Helix Energy Solutions Group, Inc.	(5)	(18)
Pioneer Natural Resources Co.	(2)	(220)
SEACOR Holdings Inc.	(2)	(55)
SFL Corporation Ltd.	(18)	(171)
		(464)
Utilities (0.0%)
NextEra Energy, Inc.	(1)	(275)
Total Common Stocks (proceeds $139,377)		(169,906)
INVESTMENT COMPANIES (2.5%)
Financial Select Sector SPDR Fund	(51)	(1,185)
iShares 7-10 Year Treasury Bond Fund ETF	(29)	(3,562)
iShares MSCI Emerging Market UCITS ETF	(69)	(2,684)
iShares MSCI Emerging Markets ETF	(173)	(6,930)
iShares MSCI India Index Fund	(34)	(983)
iShares MSCI South Africa ETF	(15)	(521)
SPDR S&P 500 ETF	(29)	(9,002)
VanEck Vectors Russia ETF	(33)	(692)
Total Investment Companies (proceeds $24,605)		(25,559)
CORPORATE BONDS AND NOTES (0.1%)
Communication Services (0.1%)
Gray Television, Inc.
5.13%, 10/15/24 (a)	(178)	(179)
5.88%, 07/15/26	(116)	(116)
		(295)
Information Technology (0.0%)
Western Digital Corporation
4.75%, 02/15/26	(272)	(283)
Financials (0.0%)
Diamond Finance International Limited
7.13%, 06/15/24 (a)	(175)	(182)
Total Corporate Bonds And Notes (proceeds $753)		(760)
PREFERRED STOCKS (0.0%)
Consumer Discretionary (0.0%)
Volkswagen AG (b)	(4)	(609)
Total Preferred Stocks (proceeds $622)		(609)
Total Securities Sold Short (19.1%) (proceeds $165,357)		(196,834)

(a)  The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $361 and 0.0%, respectively.

(b)  Convertible security.

JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 95.1%
China 27.0%
51job Inc. - ADR (a)	112	8,049
Alibaba Group Holding Limited (a) (b)	171	4,633
Alibaba Group Holding Limited - ADS (a)	272	58,849
Anhui Conch Cement Company Limited - Class H	850	5,732
Anhui Gujing Distillery Co., Ltd.	795	8,544
Autobio Diagnostics Co., Ltd.	277	6,364
Autohome Inc. - Class A - ADR	93	7,013
Baidu, Inc. - Class A - ADR (a)	62	7,421
BeiGene, Ltd. - ADR (a)	8	1,434
BY-HEALTH Co., Ltd.	1,704	4,753
China Construction Bank Corporation - Class H	8,503	6,900
China International Capital Corporation (Hong Kong) Limited - Class H	615	1,220
China International Travel Service Company, Limited (c)	834	18,193
China Life Insurance Company Limited - Class H	949	1,906
China Longyuan Power Group Corporation Limited - Class H	5,233	2,940

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

16

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
China Tower Corporation Limited	17,952	3,192
CNOOC Limited	5,453	6,031
CSC Financial Co., Ltd.	1,145	1,307
Dongfeng Motor Group Co., Ltd - Class H	14,772	8,869
ENN Energy Holdings Ltd.	143	1,603
Geely Automobile Holdings Ltd.	1,066	1,683
Guangdong Hisense Home Appliances Co., Ltd.	2,042	3,520
Hosa International Limited (d)	7,408	—
Industrial and Commercial Bank of China Limited - Class H	15,803	9,596
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	1,203	5,300
Innovent Biologics, Inc. (a)	293	2,191
Joyy Inc. - ADR (a)	91	8,076
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	466	3,387
Meituan Dianping (a)	231	5,163
Ping An Insurance (Group) Co of China Ltd - Class A	629	6,358
Ping An Insurance (Group) Co of China Ltd - Class H	551	5,530
Postal Savings Bank of China Co., Ltd.	9,735	6,285
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	761	1,693
Shengyi Technology Co., Ltd.	59	245
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	33	1,419
Shenzhou International Group Holdings Limited	953	11,562
Silergy Corp.	150	9,899
Sinopharm Group Co. Ltd. - Class H	1,467	3,772
TAL Education Group - ADS (a)	74	5,036
Tencent Holdings Limited	930	59,980
Tencent Music Entertainment Group - Class A - ADR (a)	174	2,336
Tongcheng-Elong Holdings Limited (a)	2,602	4,740
Travelsky Technology Ltd. - Class H	3,430	6,043
Trip.Com Group Limited - ADR (a)	92	2,385
Tsingtao Brewery Co.,Ltd. - Class H	1,064	8,040
Vipshop (China) Co., Ltd. - ADR (a)	490	9,752
Wise Talent Information Technology Co., Ltd (a)	3,155	7,003
Wuhan Raycus Fiber Laser Technologies Co., Ltd	72	1,102
Wuliangye Yibin Co., Ltd. - Class A	235	5,692
WuXi AppTec Co., Ltd. (c)	1,062	13,933
Wuxi Biologics Cayman Inc (a)	65	1,186
Yifeng Pharmacy Chain Co., Ltd.	107	1,376
Zai Lab (PTY) LTD (a)	9	732
Zhejiang Expressway Co. Ltd. - Class H	9,730	6,908
		386,876
Taiwan 10.1%
Accton Technology Corporation	382	2,963
ADDCN Technology Co., Ltd.	715	5,623
Airtac International Group	416	7,318
Delta Electronics Inc.	402	2,292
E. Sun Financial Holding Co. Ltd.	2,447	2,301
Far Eastern New Century Corp.	2,573	2,435
Formosa Plastics Corp.	793	2,356
GlobalWafers Co., Ltd.	307	4,228
Hon Hai Precision Industry Co. Ltd.	3,356	9,832
Kerry TJ Logistics Company Limited	3,645	5,047
Largan Precision Co. Ltd.	28	3,884
MediaTek Inc.	748	14,755
Realtek Semiconductor Corp.	390	3,985
Sporton International Inc.	915	7,464
Taiwan Secom Co., Ltd.	1,269	3,751
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	610	34,653
Taiwan Semiconductor Manufacturing Co. Ltd.	1,599	17,030
Uni-President Enterprises Corp.	1,452	3,505
Voltronic Power Technology Corporation	380	10,907
		144,329
South Korea 8.0%
Caregen Co., Ltd.	35	2,029
Douzon Bizon Co. Ltd.	148	12,651
Honam Petrochemical Corp.	17	2,401
Hyundai Mobis	19	3,038
Koh Young Technology Inc.	78	6,481
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	26	1,938
LG Chem Ltd.	7	2,777
LG Household & Health Care Ltd.	3	3,377
	Shares/Par[1]	Value ($)
LG Uplus Corp.	55	556
Nice Information Service Co., Ltd.	494	7,493
Paradise Co., Ltd.	199	2,236
POSCO	26	3,774
S1 Corp.	123	8,746
Samsung Electronics Co. Ltd.	646	28,648
SaraminHR Co., Ltd.	294	5,644
Shinhan Financial Group Co. Ltd.	169	4,069
SK Hynix Inc.	89	6,370
SK Telecom Co. Ltd.	9	1,639
Webcash Corp.	236	10,905
		114,772
Hong Kong 8.0%
AIA Group Limited	2,542	23,762
Ajisen (China) Holdings Limited	33	5
ANTA Sports Products Limited	587	5,230
China Gas Holdings Ltd.	548	1,690
China Mengniu Dairy Company Limited	3,043	11,679
China Merchants Bank Co., Ltd. - Class H	877	4,048
China Oilfield Services Ltd. - Class H	2,909	2,626
China Overseas Land & Investment Ltd.	2,652	8,049
China Resources Enterprise Ltd.	344	1,920
ESR Cayman Limited (a)	722	1,711
Galaxy Entertainment Group Ltd.	877	5,974
Haier Electronics Group Co., Ltd.	2,359	7,146
Kerry Properties Ltd.	313	811
Kingboard Chemical Holdings Ltd.	2,162	5,637
Kunlun Energy Co. Ltd.	9,156	5,986
Longfor Group Holdings Limited	371	1,773
MGM China Holdings Limited	1,062	1,378
PICC Property & Casualty Co. Ltd. - Class H	7,434	6,159
Shimao Property Holdings Limited	1,791	7,609
Sunny Optical Technology (Group) Company Limited	162	2,595
Techtronic Industries Company Limited	877	8,652
		114,440
India 6.6%
Ambuja Cements Limited	2,770	7,086
Asian Paints Limited	163	3,650
Avenue Supermarts Limited (a)	160	4,907
Bharti Airtel Ltd. (a)	289	2,147
Dabur India Ltd.	194	1,196
Divi's Laboratories Ltd.	275	8,291
Eicher Motors Ltd.	7	1,668
Grasim Industries Ltd	137	1,125
HDFC Bank Limited - ADR	331	15,069
Hindalco Industries Limited	2,214	4,275
ICICI Bank Limited	1,092	5,126
ICICI Bank Limited - ADR	305	2,836
Indiamart Intermesh Limited	165	5,055
Kotak Mahindra Bank Ltd.	118	2,122
Larsen and Toubro Limited	253	3,150
Oracle Financial Services Software Limited	16	600
Power Grid Corporation of India Limited	678	1,567
Shriram Transport Finance Company Limited	336	3,059
State Bank of India (a)	1,522	3,604
Tech Mahindra Limited	341	2,450
UPL Limited	831	4,685
WNS (Holdings) Limited - ADR (a)	192	10,545
		94,213
Russian Federation 6.3%
Gazprom OAO Via Gaz Capital SA - ADR	718	3,878
HeadHunter Group PLC - ADR (c)	589	13,766
Mobile Telesystems PJSC - ADR	248	2,275
Public Joint Stock Society "Sberbank of Russia" - ADR	571	6,507
Public Joint Stock Society Inter RAO UES (a)	31,674	2,170
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	4	1,063
Public Joint Stock Society Mobile TeleSystems	793	3,702
Public Joint Stock Society Moscow Exchange MICEX-RTS	6,157	9,823
Public Joint Stock Society Oil Company "Lukoil" - ADR	102	7,653

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Public Joint Stock Society Oil Company Rosneft - GDR (a) (b)	130	660
Public Joint Stock Society Sberbank of Russia	1,448	4,140
Yandex N.V. - Class A (a)	705	35,316
		90,953
Brazil 4.9%
Banco BTG Pactual S.A.	268	3,810
BRF SA (a)	1,341	5,311
CCR S.A.	1,314	3,511
Cyrela Brazil Realty SA	154	658
Energisa S/A	172	1,572
Hapvida Participacoes E Investimentos Ltda	562	6,504
Localiza Rent A Car S/A	235	1,775
Lojas Renner S/A.	679	5,266
Magazine Luiza S.A.	171	2,256
Notre Dame Intermedica Participacoes S.A.	663	8,346
Petrobras Distribuidora S/A.	866	3,421
Petroleo Brasileiro SA	1,272	5,290
Raia Drogasil S.A.	53	1,080
Tegma Gestao Logistica SA	1,623	7,027
TOTVS S.A.	1,950	8,391
Vale S.A. - ADR	228	2,351
XP Inc. - Class A (a)	105	4,419
		70,988
Thailand 3.1%
Airports of Thailand Public Company Limited	2,471	4,850
Bangkok Dusit Medical Services Public Company Limited.	7,893	5,779
CP ALL Public Company Limited	4,167	9,179
Humanica Limited	29,270	8,293
Kasikornbank PCL	1,273	3,846
Land and Houses Public Company Limited	23,633	5,840
Union Auction Public Company Limited	28,389	7,506
		45,293
Mexico 2.7%
America Movil SAB de CV - Class L	2,517	1,615
Corporación Moctezuma S.A.B. de C.V.	2,080	4,380
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B (a)	995	4,629
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR (c)	43	4,843
Grupo Mexico SAB de CV - Class B	3,290	7,649
Orbia Advance Corporation, S.A.B. de C.V.	5,673	8,387
Regional, S.A.B. De C.V. (a) (c)	792	2,117
Wal - Mart de Mexico, S.A.B. de C.V.	2,463	5,924
		39,544
South Africa 2.6%
Capitec Bank Holdings Ltd.	87	4,345
Clicks Group Ltd.	687	8,355
FirstRand Ltd.	1,650	3,642
Gold Fields Ltd.	239	2,238
MTN Group Ltd. (c)	112	344
Naspers Ltd. - Class N	50	9,212
Old Mutual Ltd. (c)	2,005	1,390
Sanlam Ltd	663	2,263
Sibanye Stillwater Ltd (a)	292	639
Telkom SA Ltd.	2,546	4,381
		36,809
Indonesia 2.1%
Bank Mandiri Persero Tbk PT	7,629	2,652
Bank Negara Indonesia Persero Tbk PT	18,090	5,805
PT Sarana Menara Nusantara Tbk	119,566	8,554
PT. Bank Central Asia Tbk	5,756	11,493
Unilever Indonesia Tbk PT	2,570	1,427
		29,931
United Kingdom 2.1%
Anglo American PLC	108	2,522
Auto Trader Group PLC	1,631	10,681
Coca-Cola HBC AG	64	1,624
Fresnillo PLC	462	4,810
Hikma Pharmaceuticals Public Limited Company	39	1,081
Wizz Air Holdings PLC (a)	214	8,885
		29,603
	Shares/Par[1]	Value ($)
Argentina 1.5%
MercadoLibre S.R.L (a)	20	19,001
YPF Sociedad Anonima - Class D - ADR	341	1,960
		20,961
Singapore 1.3%
Haw Par Corp. Ltd.	471	3,333
SEA, Ltd. - ADR (a)	74	7,960
Yangzijiang Shipbuilding (Holdings) Ltd.	10,112	6,783
		18,076
United States of America 1.0%
EPAM Systems, Inc. (a)	45	11,282
Public Joint Stock Society Gazprom Neft - ADR	39	886
TIM Participações S.A. - ADR	177	2,289
		14,457
Luxembourg 0.9%
Globant S.A. (a)	51	7,655
Tenaris SA	782	5,097
		12,752
Poland 0.8%
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	733	5,382
Wirtualna Polska Holding Spólka Akcyjna (a)	348	6,034
		11,416
Malaysia 0.7%
Carlsberg Brewery Malaysia Berhad	574	3,327
CIMB Group Holdings Bhd	1,744	1,457
Heineken Malaysia Berhad	1,120	5,933
		10,717
Australia 0.7%
Carsales.com Limited	785	9,724
United Arab Emirates 0.6%
Network International Holdings PLC (a)	1,578	8,656
NMC Health PLC (d)	119	—
Iceland 0.6%
Marel HF	1,635	8,507
Chile 0.4%
Compania Cervecerias Unidas S.A. - ADR	445	6,378
Japan 0.4%
NEXON Co.,Ltd.	155	3,492
Tokyo Electron Ltd.	10	2,518
		6,010
Vietnam 0.4%
Taisun Int’l (Holding) Corp.	200	890
Vietnam Dairy Products Joint Stock Company	1,007	4,926
		5,816
Philippines 0.4%
Ayala Land Inc.	1,705	1,163
PLDT Inc.	181	4,556
		5,719
Peru 0.4%
Credicorp Ltd.	42	5,677
Austria 0.3%
Erste Group Bank AG	183	4,320
Switzerland 0.3%
LafargeHolcim Ltd.	88	3,892
Sweden 0.2%
VNV Global AB (publ) (a)	493	3,656
Netherlands 0.2%
ASML Holding	9	3,389
Turkey 0.2%
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras (a)	241	3,157
Greece 0.2%
Hellenic Telecommunications Organization SA	176	2,386
Czech Republic 0.1%
Komercni Banka A/S (a)	74	1,728
Total Common Stocks (cost $1,210,234)		1,365,145

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

18

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 1.4%
Brazil 1.1%
Banco Bradesco S.A. (e)	949	3,656
Braskem S.A - Series A	577	2,491
Gerdau SA	336	990
Itau Unibanco Holding S.A. (e)	476	2,250
Petroleo Brasileiro S/A Petrobras. (e)	1,647	6,596
		15,983
South Korea 0.3%
Samsung Electronics Co. Ltd.	112	4,340
Total Preferred Stocks (cost $17,955)		20,323
WARRANTS 1.0%
United States of America 1.0%
Citigroup Global Markets Holdings Inc. (a) (f)	1,701	14,024
Total Warrants (cost $9,406)		14,024
INVESTMENT COMPANIES 0.1%
United States of America 0.1%
iShares Core MSCI Emerging Markets ETF	32	1,514
Total Investment Companies (cost $1,521)		1,514
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (g) (h)	17,919	17,919
T. Rowe Price Government Reserve Fund, 0.14% (g) (h)	4,903	4,903
		22,822
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (g) (h)	869	869
Total Short Term Investments (cost $23,691)		23,691
Total Investments 99.3% (cost $1,262,807)		1,424,697
Other Derivative Instruments (0.0)%		(24)
Other Assets and Liabilities, Net 0.7%		10,132
Total Net Assets 100.0%		1,434,805

(a)  Non-income producing security.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  All or a portion of the security was on loan as of June 30, 2020.

(d)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Convertible security.

(f)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  Investment in affiliate.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 98.6%
Japan 19.7%
AS ONE Corporation	18	1,945
Asahi Intecc Co., Ltd.	56	1,580
Canon Marketing Japan Inc.	25	501
Capcom Co. Ltd.	21	775
DIP Corporation	40	812
Edion Corp.	40	408
Freee K.K. (a)	60	2,729
Fuji Corporation	40	692
GMO Payment Gateway, Inc.	14	1,510
Haseko Corp.	156	1,971
Hennge K.K. (a) (b)	43	1,953
Hosiden Corporation.	42	365
	Shares/Par[1]	Value ($)
Internet Initiative Japan Inc	24	805
Japan Aviation Electronics Industry Ltd.	64	864
Japan Elevator Service Holdings Co.,Ltd.	73	2,363
Japan Material Co.,Ltd.	128	2,014
JVCKenwood Corporation	318	480
Kanamoto Co. Ltd.	13	284
Kandenko Co., Ltd.	61	517
Kobe Bussan Co., Ltd.	52	2,940
Komeri Co.,Ltd.	14	364
Kumagai Gumi Co., Ltd.	25	591
Lasertec Corporation	54	5,173
MonotaRO Co., Ltd.	57	2,295
NEC Networks & System Integration Corporation	50	1,011
Nihon M & A Center Inc.	73	3,346
Nishimatsu Construction Co. Ltd.	24	484
Open House Co.,Ltd.	42	1,459
Penta-Ocean Construction Co., Ltd.	193	1,041
Raksul, Inc. (a) (b)	45	1,222
Rakus Co.,Ltd. (b)	90	1,589
Sawai Pharmaceutical Co.,Ltd.	19	971
Ship Healthcare Holdings, Inc.	23	975
Sumitomo Forestry Co. Ltd.	33	414
Taikisha Ltd.	8	220
Takeuchi Mfg. Co., Ltd.	32	539
T-Gaia Corporation	24	448
Toho Holdings Co. Ltd.	31	580
Tokyu Construction Co., Ltd.	62	323
Yuasa Trading Co. Ltd.	12	317
		48,870
United Kingdom 9.3%
Craneware PLC	75	1,592
Cranswick PLC	16	700
Dechra Pharmaceuticals PLC	42	1,492
Dixons Carphone PLC	384	428
Evraz PLC	350	1,262
Fevertree Drinks PLC	73	1,865
GAN Limited (a)	62	1,567
Hammerson Plc (b)	473	470
IG Group Holdings PLC	70	708
IntegraFin Holdings PLC (c)	325	1,847
Just Group Plc (a)	386	254
Keller Group PLC	62	489
Morgan Sindall Group PLC	33	507
Phoenix Group Holdings PLC	111	888
Redde Northgate PLC	247	508
Softcat PLC	211	2,860
Spirax-Sarco Engineering PLC	15	1,836
The Go-Ahead Group PLC	19	196
Trainline PLC (a)	305	1,657
Vistry Group PLC	4	31
Wizz Air Holdings PLC (a)	48	2,016
		23,173
Sweden 9.3%
Avanza Bank Holding AB	228	3,247
Axfood Aktiebolag	57	1,238
Betsson AB	106	744
BETSSON AB (a)	106	33
Bilia AB (a)	51	410
Biotage AB	109	1,630
CellaVision AB (a)	43	1,295
G&L Beijer Ref AB (b)	84	2,566
Getinge AB - Class B (b)	57	1,056
Indutrade Aktiebolag (a)	49	1,953
LeoVegas AB (publ)	80	359
NetEnt AB (publ)	105	808
Nobina AB (publ) (a)	56	334
Paradox Interactive AB (publ)	13	270
Peab AB (a)	93	770
Samhällsbyggnadsbolaget i Norden AB (b)	592	1,529
Sectra Aktiebolag	43	2,474
Vitec Software Group AB (publ)	101	2,294
		23,010
Canada 5.8%
AGF Holdings Inc. - Class B	309	1,143

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

19

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Artis Real Estate Investment Trust	45	247
B2Gold Corp.	44	251
CAE Inc.	107	1,728
Cargojet Inc.	20	2,357
Celestica Inc. (a)	55	378
Descartes Systems Group Inc. (a)	43	2,291
FirstService Corporation	23	2,316
Kinaxis Inc. (a)	17	2,485
TransAlta Corporation (b)	54	581
Transcontinental Inc. - Class A	47	528
		14,305
Switzerland 5.5%
ALSO Holding AG	4	881
PSP Swiss Property AG	10	1,181
Sunrise Communications AG - Class N	5	425
Swissquote Group Holding SA	3	262
Tecan Group AG	6	2,019
VAT Group AG	18	3,220
Vifor Pharma AG	18	1,283
Zur Rose Group AG (a)	16	4,412
		13,683
Australia 5.1%
Appen Limited	107	2,547
Austal Limited	165	373
Australian Pharmaceutical Industries Ltd.	1,538	1,222
Charter Hall WALE Limited	166	494
Evolution Mining Limited	64	252
Inghams Group Limited	174	386
JB Hi-Fi Limited (b)	70	2,110
Metcash Limited (b)	873	1,645
Nanosonics Limited (a)	415	1,952
Zip Co Limited (a) (b)	421	1,559
		12,540
Taiwan 4.5%
Accton Technology Corporation	84	652
Airtac International Group	109	1,910
Chicony Power Technology Co., Ltd.	89	203
Compeq Manufacturing Co., Ltd.	625	1,019
Everlight Electronics Co., Ltd.	468	493
General Interface Solution Holding Ltd.	85	326
Giga-Byte Technology Co. Ltd.	263	587
International Games System Co., Ltd.	38	951
King Yuan Electronics Co. Ltd.	719	843
Radiant Opto-Electronics Corp.	491	1,989
Simplo Technology Co. Ltd.	150	1,632
Supreme Electronics Co., Ltd.	575	582
		11,187
India 4.4%
Ajanta Pharma Limited	25	472
Alembic Limited	20	242
Avanti Feeds Limited	86	570
Creditaccess Grameen Limited (a)	122	838
Granules India Limited	375	1,004
Indian Energy Exchange Limited	863	2,047
Ipca Laboratories Ltd.	28	629
Power Finance Corporation Limited	907	1,006
Syngene International Ltd.	379	2,022
WNS (Holdings) Limited - ADR (a)	37	2,045
		10,875
China 3.8%
China Aoyuan Group Limited	873	1,065
China Oriental Group Co. Ltd.	950	260
China Overseas Grand Oceans Group Limited	1,418	805
Daqo New Energy Corp. - ADR (a)	11	817
Hangzhou Tigermed Consulting Co., Ltd	127	1,835
Huaxin Cement Co. Ltd.	959	1,746
Lao Feng Xiang Co. Ltd.	119	364
Silergy Corp.	31	2,046
Tianneng Power International Limited (b)	282	481
		9,419
Denmark 3.5%
ALK-Abello A/S (a)	8	2,245
Dampskibsselskabet NORDEN A/S	19	254
	Shares/Par[1]	Value ($)
Royal Unibrew A/S (a)	56	4,650
Scandinavian Tobacco Group A/S	36	527
SimCorp A/S	9	975
		8,651
Brazil 3.3%
Azul S.A. - ADR (a) (b)	160	1,787
Companhia De Saneamento Do Pardo - Sanepardo	166	966
Grupo SBF S/A (a)	298	1,801
Notre Dame Intermedica Participacoes S.A.	145	1,822
Qualicorp S.A.	226	1,210
Transmissora Alianca de Energia Eletrica S.A.	122	638
		8,224
Netherlands 3.1%
ASM International N.V.	2	325
ASR Nederland N.V.	64	1,989
BAM Group (a)	230	419
BE Semiconductor Industries N.V. (b)	36	1,629
Flow Traders N.V.	20	700
IMCD B.V.	21	1,949
Signify N.V. (a)	26	685
		7,696
Germany 2.8%
Eckert & Ziegler Strahlen- und Medizintechnik AG	13	2,226
Edge Equipment Ltd (a)	3	34
Evotec SE (a)	61	1,668
Hypoport SE (a)	5	2,241
Wuestenrot & Wuerttembergische AG	48	814
		6,983
Italy 2.4%
Amplifon S.p.A (a)	99	2,649
Banca IFIS S.p.A. (a)	3	28
Interpump Group SpA	67	1,993
Unipol Gruppo Finanziario S.P.A. (a)	324	1,265
		5,935
South Korea 2.3%
Daeduck Electronics Co., Ltd. (a)	72	468
Daeduck Electronics Co., Ltd.	55	266
Daesang Corporation	27	591
DGB Financial Group	97	417
Douzon Bizon Co. Ltd.	23	1,933
Hyosung Corporation	11	562
Korea Kolmar Holdings Co.,Ltd	5	179
Korea Petrochemical Ind. Co., Ltd	4	351
Korean Reinsurance Company	42	260
Seegene, Inc.	3	288
SK Networks Co. Ltd.	70	279
		5,594
Norway 1.3%
Eurizon Opportunita	68	330
Pexip Holding ASA (a)	340	2,988
		3,318
Hong Kong 1.3%
Ausnutria Dairy Corporation Ltd	799	1,803
Lonking Holdings Limited	923	281
United Laboratories International Holdings Ltd	520	452
Yuexiu Property Co. Ltd.	4,252	762
		3,298
Singapore 1.1%
BW LPG PTE. LTD.	126	398
IGG Singapore Pte Ltd. (b)	536	441
Sheng Siong Group Ltd.	398	474
Yanlord Land Group Limited (a)	1,710	1,447
		2,760
United States of America 1.1%
Elastic NV (a)	29	2,635
Faroe Islands 1.0%
P/F Bakkafrost Sales (a)	38	2,401
Spain 0.9%
Pharma Mar, S.A. (b)	257	2,223

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

20

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
France 0.9%
SOITEC (a)	19	2,133
Russian Federation 0.8%
HeadHunter Group PLC - ADR	85	1,981
Luxembourg 0.8%
Globant S.A. (a)	13	1,910
Jersey 0.7%
Centamin PLC	786	1,786
Indonesia 0.7%
BANK BTPN, PT TBK	7,922	1,777
Mexico 0.7%
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	41	39
Qualitas Controladora, S.A.B. De C.V. - Class I	115	452
Regional, S.A.B. De C.V. (a)	481	1,286
		1,777
Ireland 0.7%
Keywords Studios PLC	72	1,629
Turkey 0.6%
Dogan Sirketler Grubu Holding A.S.	1,941	598
Migros Ticaret Anonim Sirketi (a)	94	531
Tekfen Holding Anonim Sirketi	163	407
		1,536
United Arab Emirates 0.6%
Network International Holdings PLC (a)	270	1,481
Israel 0.5%
Plus500 Ltd	75	1,221
South Africa 0.1%
Astral Foods Ltd.	31	263
Total Common Stocks (cost $212,495)		244,274
PREFERRED STOCKS 0.5%
Brazil 0.5%
Companhia Paranaense de Energia – Copel - Series B	105	1,180
Total Preferred Stocks (cost $1,267)		1,180
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	716	716
Total Short Term Investments (cost $716)		716
Total Investments 99.4% (cost $214,478)		246,170
Other Assets and Liabilities, Net 0.6%		1,476
Total Net Assets 100.0%		247,646

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 94.7%
Information Technology 17.9%
Amdocs Limited	40	2,405
Amphenol Corporation - Class A	133	12,763
Arista Networks, Inc. (a)	13	2,646
Aspen Technology, Inc. (a)	33	3,409
Autodesk, Inc. (a)	21	4,999
Black Knight, Inc. (a)	54	3,918
CDW Corp.	42	4,891
Coherent Inc. (a)	29	3,772
DXC Technology Company	90	1,487
Flex Ltd. (a)	404	4,139
Genpact Limited	111	4,063
Guidewire Software, Inc. (a)	27	2,938
Hewlett Packard Enterprise Company	235	2,290
IPG Photonics Corporation (a)	14	2,261
Keysight Technologies, Inc. (a)	46	4,636
	Shares/Par[1]	Value ($)
KLA-Tencor Corp.	9	1,673
Lam Research Corp.	16	5,046
Leidos Holdings Inc.	35	3,302
MAXIMUS Inc.	58	4,114
Medallia, Inc. (a)	260	6,562
Motorola Solutions Inc.	19	2,729
NCR Corporation (a)	84	1,453
New Relic, Inc. (a)	74	5,133
Nuance Communications, Inc. (a)	165	4,180
Nutanix, Inc. - Class A (a)	139	3,307
Okta, Inc. - Class A (a)	41	8,109
On Semiconductor Corporation (a)	72	1,424
Palo Alto Networks, Inc. (a)	38	8,727
Proofpoint, Inc. (a)	34	3,778
Pure Storage, Inc. - Class A (a)	434	7,518
Q2 Holdings, Inc. (a)	23	2,010
ServiceNow, Inc. (a)	29	11,544
Skyworks Solutions, Inc.	25	3,193
Smartsheet Inc. - Class A (a)	85	4,328
SolarEdge Technologies Ltd. (a)	22	3,067
Splunk Inc. (a)	82	16,273
Synopsys Inc. (a)	35	6,649
Western Digital Corporation	64	2,843
Workday, Inc. - Class A (a)	67	12,553
Xilinx, Inc.	47	4,624
Zebra Technologies Corp. - Class A (a)	7	1,779
Zscaler, Inc. (a)	69	7,555
		204,090
Health Care 16.8%
Alexion Pharmaceuticals, Inc. (a)	30	3,334
Align Technology, Inc. (a)	23	6,312
AmerisourceBergen Corporation	43	4,303
Avantor, Inc. (a)	132	2,244
BioMarin Pharmaceutical Inc. (a)	37	4,514
Bio-Rad Laboratories, Inc. - Class A (a)	18	8,172
Bio-Techne Corporation	51	13,415
Cantel Medical Corp.	88	3,914
Catalent Inc. (a)	173	12,696
Cooper Cos. Inc.	24	6,807
Dentsply Sirona Inc.	517	22,786
Edwards Lifesciences Corporation (a)	125	8,673
Envista Holdings Corporation (a)	112	2,373
Globus Medical Inc. - Class A (a)	52	2,500
Hill-Rom Holdings Inc.	38	4,161
Icon Public Limited Company (a)	25	4,195
ICU Medical, Inc. (a)	35	6,515
Integra LifeSciences Holdings Corp. (a)	152	7,166
Masimo Corp. (a)	23	5,244
Merit Medical Systems Inc. (a)	150	6,867
Molina Healthcare, Inc. (a)	17	2,937
Qiagen N.V. (a)	40	1,728
Quest Diagnostics Incorporated	43	4,883
Smith & Nephew Plc - ADR	260	9,911
Syneos Health, Inc. - Class A (a)	67	3,891
Universal Health Services Inc. - Class B	7	616
Varian Medical Systems, Inc. (a)	34	4,182
Veeva Systems Inc. - Class A (a)	49	11,487
Waters Corp. (a)	37	6,675
West Pharmaceutical Services Inc.	27	6,134
Wright Medical Group N.V. (a)	125	3,727
		192,362
Financials 15.9%
AFLAC Incorporated	95	3,423
Alleghany Corporation	10	5,112
American Financial Group, Inc.	63	3,998
Arch Capital Group Ltd. (a)	144	4,134
Arthur J Gallagher & Co.	144	14,004
Chubb Limited	94	11,869
Commerce Bancshares Inc.	44	2,617
Cullen/Frost Bankers Inc. (b)	73	5,491
E*TRADE Financial Corp.	78	3,884
Everest Re Group, Ltd.	89	18,162
First Republic Bank	41	4,388
MetLife, Inc.	115	4,218

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

21

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Morningstar Inc.	14	1,903
Northern Trust Corp.	204	16,223
Old Republic International Corp.	155	2,535
Progressive Corp.	53	4,238
Prosperity Bancshares Inc.	137	8,157
Reinsurance Group of America, Incorporated	20	1,538
SVB Financial Group (a)	20	4,203
TCF Financial Corporation	102	3,006
TD Ameritrade Holding Corporation	80	2,914
The Allstate Corporation	44	4,268
The Charles Schwab Corporation	156	5,250
The Hartford Financial Services Group, Inc.	94	3,612
The Travelers Companies, Inc.	158	18,031
TowneBank	32	607
Tradeweb Markets Inc. - Class A	87	5,058
UMB Financial Corp.	22	1,128
Valley National Bancorp	306	2,392
W. R. Berkley Corporation	69	3,941
Western Alliance Bancorp	98	3,696
White Mountains Insurance Group Ltd	4	3,675
Zions Bancorp	117	3,972
		181,647
Industrials 12.9%
3M Company	8	1,291
ABB Ltd - ADR	56	1,269
AGCO Corporation	77	4,282
Alaska Air Group, Inc.	25	917
AMETEK, Inc.	173	15,487
Clarivate PLC (a)	337	7,536
Copart Inc. (a)	33	2,773
Epiroc Aktiebolag - ADR	137	1,708
Fortive Corporation	179	12,111
Graco Inc.	12	558
Hubbell Inc.	27	3,385
IDEX Corporation	57	8,929
JB Hunt Transport Services Inc.	37	4,432
L3Harris Technologies, Inc.	22	3,665
Landstar System Inc.	47	5,281
Lindsay Corp.	36	3,279
ManpowerGroup Inc.	50	3,410
Masonite International Corporation (a)	50	3,889
Mueller Water Products Inc. - Class A	395	3,729
Nordson Corp.	21	3,984
Old Dominion Freight Line Inc.	21	3,544
Owens Corning Inc.	77	4,305
Parker-Hannifin Corporation	23	4,256
Republic Services Inc.	29	2,347
Rockwell Automation Inc.	60	12,673
Schneider Electric SE - ADR	56	1,250
Teledyne Technologies Inc. (a)	11	3,296
Textron Inc.	132	4,354
Toro Co.	79	5,274
Trane Technologies Public Limited Company	42	3,764
Vertiv Holdings, LLC - Class A (a)	199	2,697
Waste Connections, Inc.	46	4,277
Werner Enterprises Inc.	31	1,334
Xylem Inc.	35	2,238
		147,524
Consumer Staples 9.5%
Archer-Daniels-Midland Company	165	6,569
Beiersdorf Aktiengesellschaft - ADR	294	6,728
Brown-Forman Corp. - Class B	42	2,674
Calavo Growers Inc.	22	1,385
Cal-Maine Foods Inc. (a)	155	6,899
Campbell Soup Company	59	2,903
Casey's General Stores Inc.	36	5,353
Church & Dwight Co. Inc.	27	2,087
Diageo PLC - ADR	41	5,469
Henkel AG & Co. KGaA - ADR	183	3,849
Hershey Co.	49	6,287
Hormel Foods Corp.	44	2,141
JM Smucker Co.	87	9,205
Lamb Weston Holdings Inc.	134	8,567
Molson Coors Beverage Company - Class B	91	3,127
	Shares/Par[1]	Value ($)
Performance Food Group Company (a)	119	3,468
Pernod Ricard - ADR	144	4,551
Reynolds Consumer Products LLC	98	3,418
Sanderson Farms Inc.	75	8,641
Sysco Corp.	74	4,056
The Kroger Co.	115	3,887
Treehouse Foods, Inc. (a)	97	4,249
Tyson Foods Inc. - Class A	61	3,642
		109,155
Consumer Discretionary 7.5%
Advance Auto Parts, Inc.	64	9,117
Aptiv PLC	95	7,448
BorgWarner Inc.	150	5,281
Carvana Co. - Class A (a) (b)	49	5,878
Chewy, Inc. - Class A (a) (b)	48	2,154
Darden Restaurants Inc.	64	4,883
Dunkin' Brands Group Inc.	81	5,316
Hasbro, Inc.	58	4,355
Las Vegas Sands Corp.	51	2,332
Marriott International, Inc. - Class A	32	2,775
Mohawk Industries Inc. (a)	24	2,468
Ross Stores Inc.	43	3,631
Service Corp. International	98	3,819
Tractor Supply Co.	89	11,741
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	39	7,930
Vail Resorts, Inc.	12	2,240
Yum! Brands, Inc.	48	4,180
		85,548
Real Estate 5.0%
Alexandria Real Estate Equities, Inc.	35	5,679
American Homes 4 Rent - Class A	97	2,599
Americold Realty Trust	107	3,870
AvalonBay Communities, Inc.	16	2,503
Boston Properties Inc.	28	2,491
Equity Commonwealth	444	14,302
Healthcare Realty Trust Inc.	43	1,251
Healthcare Trust of America, Inc. - Class A	118	3,127
Highwoods Properties Inc.	113	4,232
Jones Lang LaSalle Incorporated	24	2,493
Lamar Advertising Co. - Class A	66	4,394
National Retail Properties, Inc.	89	3,144
Public Storage	16	3,061
Starwood Property Trust, Inc.	233	3,487
		56,633
Materials 4.1%
AptarGroup, Inc.	132	14,888
ARD Holdings S.A. - Class A	117	1,508
Avery Dennison Corporation	46	5,248
Ball Corporation	66	4,579
Eastman Chemical Co.	66	4,589
Martin Marietta Materials Inc.	3	622
Packaging Corporation of America	32	3,221
Reliance Steel & Aluminum Co.	46	4,322
Steel Dynamics Inc.	137	3,574
Westlake Chemical Corporation	70	3,772
		46,323
Utilities 2.8%
Alliant Energy Corporation	73	3,516
Ameren Corporation	69	4,827
American Water Works Company, Inc.	4	560
California Water Service Group	27	1,292
DTE Energy Company	23	2,505
Essential Utilities, Inc.	105	4,446
Eversource Energy	56	4,638
Middlesex Water Co.	10	651
SJW Corp.	91	5,665
Xcel Energy Inc.	58	3,650
		31,750
Communication Services 1.2%
Interpublic Group of Cos. Inc.	191	3,278
John Wiley & Sons Inc. - Class A	97	3,783
Live Nation Entertainment, Inc. (a)	53	2,327
ViacomCBS Inc. - Class B	83	1,936

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

22

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
World Wrestling Entertainment, Inc. - Class A	69	2,981
		14,305
Energy 1.1%
Cimarex Energy Co.	77	2,108
Devon Energy Corporation	173	1,964
Parsley Energy Inc. - Class A	169	1,805
Pioneer Natural Resources Co.	35	3,390
Valero Energy Corporation	53	3,094
		12,361
Total Common Stocks (cost $1,001,241)		1,081,698
PREFERRED STOCKS 1.8%
Health Care 0.9%
Becton, Dickinson and Company, 6.00%, 06/01/23 (a) (c)	198	10,559
Utilities 0.5%
Essential Utilities, Inc., 6.00%, 04/30/22 (a) (c)	86	4,889
Financials 0.4%
MetLife, Inc., 5.63%, (callable at 25 beginning 06/15/23) (d)	23	605
MetLife, Inc., 4.75%, (callable at 25 beginning 03/15/25) (d)	49	1,202
The Charles Schwab Corporation, 5.95%, (callable at 100 beginning 06/01/21) (d)	46	1,203
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (d)	45	1,166
U.S. Bancorp, 3.50%, (callable at 25 beginning 08/12/20) (a) (d)	31	607
		4,783
Total Preferred Stocks (cost $19,785)		20,231
SHORT TERM INVESTMENTS 4.0%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	38,368	38,368
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (e) (f)	7,784	7,784
Total Short Term Investments (cost $46,152)		46,152
Total Investments 100.5% (cost $1,067,178)		1,148,081
Other Assets and Liabilities, Net (0.5)%		(5,584)
Total Net Assets 100.0%		1,142,497

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Convertible security.

(d)  Perpetual security. Next contractual call date presented, if applicable.

(e)  Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.3%
Information Technology 28.7%
1Life Healthcare, Inc. (a)	105	3,819
2U, Inc. (a) (b)	178	6,746
ACI Worldwide, Inc. (a)	696	18,766
Advanced Energy Industries, Inc. (a)	71	4,818
Arco Platform Limited - Class A (a)	80	3,468
Aspen Technology, Inc. (a)	180	18,624
Avalara, Inc.	194	25,881
Avaya Holdings Corp. (a) (b)	401	4,951
Bill.Com Holdings Inc. (a) (b)	362	32,660
Black Knight, Inc. (a)	136	9,889
Blackline, Inc. (a)	479	39,707
Brooks Automation Inc.	381	16,856
Cabot Microelectronics Corporation	63	8,797
CEVA Inc. (a)	85	3,199
Cornerstone OnDemand, Inc. (a)	154	5,935
Coupa Software Incorporated (a)	76	21,141
DocuSign, Inc. (a)	86	14,808
Dropbox, Inc. - Class A (a)	161	3,496
Dynatrace Holdings LLC (a)	190	7,718
Enphase Energy, Inc. (a)	139	6,600
	Shares/Par[1]	Value ($)
Entegris, Inc.	87	5,118
Envestnet, Inc. (a)	66	4,887
Everbridge, Inc. (a)	81	11,178
EVO Payments, Inc. - Class A (a)	359	8,203
Fair Isaac Corporation (a)	17	7,077
Five9 Inc. (a)	30	3,368
Globant S.A. (a)	33	4,961
GoDaddy Inc. - Class A (a)	89	6,540
Health Catalyst, Inc. (a) (b)	115	3,354
HubSpot Inc. (a)	28	6,191
Itron Inc. (a)	51	3,385
Jack Henry & Associates Inc.	44	8,108
Lattice Semiconductor Corp. (a)	400	11,370
Limelight Networks, Inc. (a)	799	5,884
LivePerson, Inc. (a)	881	36,496
Liveramp, Inc. (a)	102	4,325
MACOM Technology Solutions Holdings, Inc. (a)	153	5,245
MAXIMUS Inc.	69	4,847
Medallia, Inc. (a) (b)	187	4,722
Mimecast Uk Limited (a)	59	2,477
MKS Instruments, Inc.	52	5,879
Monolithic Power Systems Inc.	21	4,980
NVE Corp.	43	2,655
Onto Innovation Inc. (a)	118	4,006
OSI Systems Inc. (a)	133	9,899
Paycom Software, Inc. (a)	128	39,794
Paylocity Holding Corporation (a)	124	18,135
Pluralsight, Inc. - Class A (a)	794	14,334
Power Integrations Inc.	34	3,969
Proofpoint, Inc. (a)	90	10,007
PROS Holdings, Inc. (a)	61	2,694
Q2 Holdings, Inc. (a)	92	7,922
Rapid7, Inc. (a)	55	2,826
Repay Holdings Corporation - Class A	102	2,505
RingCentral, Inc. - Class A (a)	78	22,339
Rogers Corp. (a)	37	4,573
Science Applications International Corp.	70	5,445
Semtech Corp. (a)	172	8,966
ShotSpotter, Inc. (a) (b)	150	3,769
Silicon Laboratories Inc. (a)	44	4,413
Sprout Social, Inc. - Class A (a) (b)	226	6,089
SPS Commerce, Inc. (a)	336	25,236
The Trade Desk, Inc. - Class A (a) (b)	16	6,504
Upland Software, Inc. (a)	83	2,884
Varonis Systems, Inc. (a)	92	8,159
Viavi Solutions Inc. (a)	435	5,537
Virtusa Corporation (a)	249	8,078
Wex, Inc. (a)	34	5,643
Wix.Com Ltd. (a)	56	14,366
WNS (Holdings) Limited - ADR (a)	197	10,843
Workiva Inc. - Class A (a)	94	5,049
Zendesk, Inc. (a)	63	5,569
Zscaler, Inc. (a) (b)	37	4,095
		692,777
Health Care 25.2%
ACADIA Pharmaceuticals Inc. (a)	56	2,735
Acceleron Pharma Inc. (a)	60	5,758
Adaptimmune Therapeutics Plc - ADR (a)	184	1,847
Aimmune Therapeutics, Inc. (a) (b)	203	3,388
Allogene Therapeutics, Inc. (a)	66	2,839
Amicus Therapeutics, Inc. (a)	348	5,249
AMN Healthcare Services, Inc. (a)	92	4,162
Apellis Pharmaceuticals, Inc. (a)	115	3,750
Arcus Biosciences, Inc. (a)	87	2,143
Arena Pharmaceuticals, Inc. (a)	60	3,779
argenx SE - ADR (a)	28	6,374
Arrowhead Pharmaceuticals Inc (a)	115	4,980
Ascendis Pharma A/S - ADR (a)	26	3,859
Assembly Biosciences, Inc. (a)	82	1,921
AtriCure, Inc. (a)	255	11,490
Autolus Therapeutics PLC - ADS (a) (b)	211	3,381
Avidity Biosciences, Inc. (a) (b)	81	2,286
Axsome Therapeutics, Inc. (a)	37	3,069
Beam Therapeutics Inc. (a)	50	1,396

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

23

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Biohaven Pharmaceutical Holding Company Ltd. (a)	50	3,663
BioLife Solutions, Inc. (a)	111	1,816
Bluebird Bio, Inc. (a)	134	8,171
Blueprint Medicines Corporation (a)	109	8,546
Bridgebio Pharma, Inc. (a) (b)	81	2,625
Cardiovascular Systems Inc. (a)	134	4,228
Castle Biosciences, Inc. (a)	80	3,028
Celyad SA - ADR (a)	69	748
Charles River Laboratories International Inc. (a)	58	10,054
Cidara Therapeutics Inc. (a) (b)	317	1,169
Coherus Biosciences, Inc. (a)	102	1,827
Conmed Corp.	93	6,730
Constellation Pharmaceuticals, Inc. (a)	74	2,231
Cooper Cos. Inc.	26	7,429
CRISPR Therapeutics AG (a)	20	1,448
Cryoport, Inc. (a) (b)	391	11,806
Cytomx Therapeutics, Inc. (a)	398	3,314
Editas Medicine, Inc. (a) (b)	31	923
Enanta Pharmaceuticals, Inc. (a)	106	5,335
Encompass Health Corporation	74	4,588
Epizyme, Inc. (a)	216	3,470
Equillium, Inc. (a)	156	459
Esperion Therapeutics, Inc. (a) (b)	176	9,047
Evolent Health, Inc. - Class A (a)	378	2,693
Exact Sciences Corporation (a)	201	17,464
Fate Therapeutics, Inc. (a) (b)	265	9,104
Flexion Therapeutics, Inc. (a) (b)	355	4,663
Fluidigm Corporation (a)	265	1,062
Frequency Therapeutics, Inc. (a) (b)	70	1,621
Generation Bio Co. (a)	76	1,600
Glaukos Corp. (a) (b)	90	3,458
Gossamer Bio, Inc. (a)	141	1,839
GW Pharmaceuticals plc - ADS (a) (b)	65	7,982
Halozyme Therapeutics, Inc. (a)	536	14,381
Hanger, Inc. (a)	112	1,858
Harvard Bioscience Inc. (a)	548	1,698
HealthEquity, Inc. (a)	283	16,610
Horizon Therapeutics Public Limited Company (a)	216	12,032
Immunomedics Inc. (a) (b)	347	12,284
Insmed Inc. (a)	353	9,708
Inspire Medical Systems Inc. (a)	56	4,867
Insulet Corporation (a)	34	6,620
Intellia Therapeutics, Inc. (a) (b)	34	715
Intercept Pharmaceuticals, Inc. (a) (b)	31	1,480
Invitae Corporation (a) (b)	106	3,224
Iovance Biotherapeutics Inc. (a) (b)	257	7,054
iRhythm Technologies Inc. (a)	51	5,952
Jounce Therapeutics Inc. (a)	261	1,800
Karyopharm Therapeutics Inc. (a)	171	3,233
Kindred Healthcare Inc. (a)	493	2,214
Kodiak Sciences, Inc. (a) (b)	29	1,564
Krystal Biotech, Inc. (a)	28	1,143
Kura Oncology, Inc. (a) (b)	303	4,936
LHC Group, Inc. (a)	141	24,550
Ligand Pharmaceuticals Incorporated (a) (b)	109	12,107
MacroGenics Inc. (a)	94	2,611
Masimo Corp. (a)	46	10,431
Merit Medical Systems Inc. (a)	156	7,121
Mesa Laboratories, Inc.	34	7,329
Mirati Therapeutics, Inc. (a)	36	4,082
Myokardia, Inc. (a)	29	2,802
Myovant Sciences Ltd. (a)	187	3,861
Natera, Inc. (a)	114	5,669
National Research Corp. - Class A	283	16,459
Neogenomics Laboratories, Inc. (a)	311	9,642
Neoleukin Therapeutics, Inc. (a) (b)	175	2,908
Neurocrine Biosciences, Inc. (a)	104	12,732
Nevro Corp. (a)	46	5,469
NuVasive Inc. (a)	101	5,649
Omnicell, Inc. (a)	74	5,205
Oric Pharmaceuticals, Inc. (a) (b)	57	1,916
Oxford Immunotec Global PLC (a)	370	4,816
Pacira Biosciences, Inc. (a)	71	3,731
Paratek Pharmaceuticals Inc. (a) (b)	397	2,073
Penumbra, Inc. (a)	25	4,506
	Shares/Par[1]	Value ($)
Quanterix Corporation (a) (b)	92	2,517
Reata Pharmaceuticals, Inc. - Class A (a)	20	3,120
Repligen Corporation (a)	104	12,781
Replimune Group, Inc. (a)	103	2,570
Royalty Pharma plc - Class A (a)	227	11,007
Sage Therapeutics Inc. (a)	40	1,679
Sangamo Therapeutics Inc. (a)	58	515
Shockwave Medical, Inc. (a)	120	5,708
Silk Road Medical, Inc. (a) (b)	90	3,768
Spero Therapeutics, Inc. (a)	96	1,303
Symbion, Inc. (a)	346	4,002
Tabula Rasa HealthCare Inc. (a) (b)	76	4,138
Tandem Diabetes Care Inc. (a)	66	6,529
Teladoc Health, Inc. (a)	36	6,908
Turning Point Therapeutics, Inc. (a)	27	1,731
Twist Bioscience Corporation (a)	57	2,577
U. S. Physical Therapy, Inc.	169	13,707
Ultragenyx Pharmaceutical Inc. (a)	52	4,036
Vapotherm, Inc. (a)	102	4,194
Veracyte, Inc. (a)	200	5,193
Vericel Corporation (a)	398	5,500
West Pharmaceutical Services Inc.	33	7,413
Xencor, Inc. (a)	44	1,409
		609,894
Industrials 14.1%
AAON, Inc.	435	23,627
Advanced Drainage Systems, Inc.	174	8,617
Alta Equipment Group Inc. - Class A (a) (b)	1,097	8,525
Axone Intelligence Inc. (a)	435	42,672
Chart Industries, Inc. (a)	94	4,543
Columbus Mckinnon Corp.	248	8,296
CoStar Group, Inc. (a)	26	18,130
Douglas Dynamics, Inc.	195	6,861
ESCO Technologies Inc.	28	2,349
Evoqua Water Technologies Corp. (a) (b)	173	3,222
Generac Holdings Inc. (a)	93	11,394
HEICO Corp. - Class A	236	19,124
IDEX Corporation	29	4,586
John Bean Technologies Corp.	75	6,408
Kornit Digital Ltd. (a)	288	15,363
Lawson Products Inc. (a)	162	5,234
Mercury Systems Inc. (a)	255	20,015
MSA Safety Inc.	83	9,464
Nordson Corp.	25	4,748
Old Dominion Freight Line Inc.	193	32,815
Omega Flex Inc. (b)	124	13,147
RBC Bearings Incorporated (a)	60	8,059
Rollins Inc. (b)	52	2,220
Rush Enterprises Inc. - Class A	154	6,365
Saia, Inc. (a)	3	386
Simpson Manufacturing Co. Inc.	52	4,424
SiteOne Landscape Supply, Inc. (a)	120	13,631
Tetra Tech, Inc.	76	6,013
Titan Machinery Inc. (a)	391	4,251
Trex Company, Inc. (a)	123	15,956
Watts Water Technologies Inc. - Class A	60	4,854
Woodward Governor Co.	88	6,832
		342,131
Consumer Discretionary 13.2%
Boot Barn Holdings, Inc. (a)	297	6,412
Bright Horizons Family Solutions Inc. (a)	101	11,886
Brunswick Corp.	85	5,434
Burlington Stores Inc. (a)	32	6,316
Callaway Golf Co.	341	5,978
Chegg, Inc. (a) (b)	296	19,920
Churchill Downs Inc.	24	3,146
Denny's Corporation (a)	36	368
Eldorado Resorts, Inc. (a) (b)	293	11,770
ETSY, Inc. (a)	175	18,557
Fox Factory Holding Corp. (a)	490	40,443
Frontdoor, Inc. (a)	160	7,103
FTI Consulting Inc. (a)	110	12,603
Liquidity Services, Inc. (a)	135	804
MarineMax Inc. (a)	469	10,500

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

24

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Marriott Vacations Worldwide Corporation	80	6,610
Motorcar Parts of America Inc. (a)	190	3,363
Ollie's Bargain Outlet Holdings Inc. (a)	498	48,711
OneSpaWorld Holdings Limited (b)	799	3,809
Planet Fitness, Inc. - Class A (a)	231	13,955
Pool Corporation	26	6,933
Regis Corp. (a)	419	3,426
Skyline Corp. (a)	67	1,640
Sonic Automotive, Inc. - Class A	265	8,448
Strategic Education, Inc.	169	25,956
The Lovesac Company (a) (b)	204	5,359
The Rubicon Project, Inc. (a)	1,474	9,831
The Wendy's Company	173	3,771
TopBuild Corp. (a)	52	5,962
Wingstop Inc.	54	7,493
YETI Holdings, Inc. (a)	52	2,205
		318,712
Financials 6.3%
Assetmark Financial Holdings, Inc. (a)	61	1,656
eHealth, Inc. (a)	169	16,570
Essent Group Ltd.	52	1,897
FactSet Research Systems Inc.	54	17,616
FirstCash, Inc.	35	2,362
Focus Financial Partners Inc. - Class A (a)	122	4,019
Goosehead Insurance, Inc. - Class A (a) (b)	151	11,336
Interactive Brokers Group, Inc.	445	18,601
LendingTree, Inc. (a) (b)	12	3,544
MarketAxess Holdings Inc.	40	19,868
Morningstar Inc.	133	18,686
Oportun Financial Corporation (a)	492	6,612
Pinnacle Financial Partners, Inc.	126	5,308
Primerica, Inc.	50	5,830
SelectQuote, Inc. (a) (b)	116	2,949
The PRA Group, Inc. (a)	131	5,073
Victory Capital Holdings, Inc. - Class A (b)	232	3,980
Walker & Dunlop, Inc.	53	2,680
Western Alliance Bancorp	121	4,590
		153,177
Communication Services 4.8%
Auto Trader Group PLC	4,415	28,917
Autohome Inc. - Class A - ADR	394	29,712
Bandwidth Inc. - Class A (a) (b)	104	13,186
Boingo Wireless, Inc. (a)	407	5,422
Cardlytics, Inc. (a)	31	2,161
EverQuote, Inc. - Class A (a)	201	11,654
Rightmove PLC	3,606	24,518
Rumbleon Inc. - Class B (a)	23	218
		115,788
Consumer Staples 3.2%
Bellring Brands, LLC - Class A (a)	343	6,848
Beyond Meat, Inc. (a)	13	1,689
BJ's Wholesale Club Holdings, Inc. (a)	81	3,011
Casey's General Stores Inc.	36	5,338
E.L.F. Beauty, Inc. (a)	231	4,413
Freshpet Inc. (a)	98	8,215
Grocery Outlet Holding Corp. (a)	404	16,480
Hostess Brands, Inc. - Class A (a) (b)	1,022	12,492
Performance Food Group Company (a)	199	5,787
PriceSmart Inc.	112	6,731
The Chefs' Warehouse, Inc. (a)	400	5,439
		76,443
Materials 1.1%
Amyris, Inc. (a) (c)	428	1,736
Ingevity Corporation (a)	108	5,657
Luxfer Holdings PLC	373	5,285
Materion Corp.	122	7,502
UFP Industries, Inc.	140	6,917
		27,097
Real Estate 0.7%
Americold Realty Trust	157	5,688
Innovative Industrial Properties, Inc. (b)	58	5,110
	Shares/Par[1]	Value ($)
Rexford Industrial Realty, Inc.	129	5,361
		16,159
Total Common Stocks (cost $1,895,492)		2,352,178
PREFERRED STOCKS 0.1%
Materials 0.1%
Amyris, Inc. (a) (c) (d)	1	1,409
Total Preferred Stocks (cost $1,042)		1,409
SHORT TERM INVESTMENTS 7.7%
Securities Lending Collateral 5.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (e) (f)	127,544	127,544
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	58,751	58,751
Total Short Term Investments (cost $186,295)		186,295
Total Investments 105.1% (cost $2,082,829)		2,539,882
Other Assets and Liabilities, Net (5.1)%		(123,330)
Total Net Assets 100.0%		2,416,552

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Convertible security.

(e)  Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 96.3%
Industrials 26.7%
Acuity Brands, Inc.	59	5,639
Advanced Drainage Systems, Inc.	80	3,970
Aerojet Rocketdyne Holdings, Inc. (a)	227	8,986
Air Lease Corporation - Class A	461	13,514
AMERCO	23	6,950
American Woodmark Corporation (a)	155	11,726
Beacon Roofing Supply, Inc. (a)	339	8,938
BrightView Holdings, Inc. (a)	293	3,278
BWXT Government Group, Inc.	131	7,431
Colfax Corp. (a)	370	10,329
Crane Co.	135	8,023
Donaldson Co. Inc.	65	3,014
EMCOR Group, Inc.	214	14,157
Enerpac Tool Group Corp.	276	4,854
EnerSys	169	10,907
Gates Industrial Corporation PLC (a)	399	4,101
GMS Inc. (a)	335	8,240
Gorman-Rupp Co.	75	2,319
GrafTech International Ltd. (b)	200	1,596
Healthcare Services Group Inc. (b)	429	10,486
Hexcel Corp.	84	3,812
Insperity, Inc.	168	10,875
Kadant Inc.	56	5,531
Kennametal Inc.	17	493
Landstar System Inc.	40	4,485
MasTec Inc. (a)	21	952
Now, Inc. (a)	288	2,485
NV5 Global, Inc. (a) (b)	72	3,645
Patrick Industries, Inc.	28	1,719
PGT Innovations, Inc. (a)	869	13,631
Rush Enterprises Inc. - Class A	112	4,638
SP Plus Corporation (a)	235	4,866
SPX Corp. (a)	61	2,507
Steelcase Inc. - Class A	461	5,555
TriNet Group Inc. (a)	127	7,752
UniFirst Corp.	63	11,331
US Ecology Parent, Inc.	94	3,200
Werner Enterprises Inc.	60	2,622

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

25

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Woodward Governor Co.	82	6,375
		244,932
Financials 18.5%
1st Source Corporation	86	3,075
American Equity Investment Life Holding Company	31	755
Bank OZK	42	986
BankUnited, Inc.	52	1,062
Banner Corporation	18	688
Cathay General Bancorp	103	2,712
CNO Financial Group, Inc.	72	1,114
Commerce Bancshares Inc. (b)	91	5,412
Enstar Group Limited (a)	55	8,426
Essent Group Ltd.	250	9,085
First American Financial Corporation	161	7,751
First Citizens BancShares, Inc. - Class A	14	5,844
First Hawaiian, Inc.	384	6,622
First Horizon National Corporation	116	1,150
FirstCash, Inc.	133	8,941
FNB Corp.	106	794
Focus Financial Partners Inc. - Class A (a) (b)	416	13,737
Glacier Bancorp, Inc.	244	8,597
Hanover Insurance Group Inc.	20	1,999
HomeStreet, Inc.	115	2,830
International Bancshares Corporation	148	4,739
LPL Financial Holdings Inc.	75	5,843
National Western Life Group Inc. - Class A	23	4,735
OFG Bancorp	55	740
Sandy Spring Bancorp Inc.	120	2,967
TCF Financial Corporation	362	10,628
UMB Financial Corp.	68	3,503
Umpqua Holdings Corp.	661	7,037
Valley National Bancorp	182	1,425
Virtu Financial Inc. - Class A	139	3,285
Virtus Partners, Inc.	87	10,075
Washington Federal Inc.	64	1,721
Webster Financial Corp.	114	3,264
White Mountains Insurance Group Ltd	10	8,880
Wintrust Financial Corporation	186	8,123
WSFS Financial Corp.	22	635
		169,180
Consumer Discretionary 17.0%
American Eagle Outfitters, Inc. (b)	864	9,420
America's Car Mart, Inc. (a)	115	10,096
Bloomin' Brands, Inc.	462	4,923
Carter's Inc.	61	4,923
Dorman Products Inc. (a)	78	5,209
Extended Stay America, Inc. - Class B	1,166	13,050
Frontdoor, Inc. (a)	98	4,322
FTI Consulting Inc. (a)	24	2,729
Gentex Corp.	86	2,216
Gildan Activewear Inc.	604	9,356
Grand Canyon Education, Inc. (a)	96	8,718
Hanesbrands Inc.	280	3,163
Helen of Troy Ltd (a)	65	12,332
IAA Spinco Inc. (a)	268	10,317
JetBlue Airways Corporation (a)	35	377
KAR Auction Services, Inc.	473	6,513
LCI Industries	37	4,250
M/I Homes, Inc. (a)	80	2,753
Malibu Boats, Inc. - Class A (a)	149	7,751
Penn National Gaming Inc. (a)	77	2,346
Skechers U.S.A. Inc. - Class A (a)	102	3,187
Stoneridge, Inc. (a)	251	5,194
Thor Industries Inc. (b)	81	8,653
Williams-Sonoma Inc.	5	401
Winnebago Industries Inc.	206	13,750
		155,949
Information Technology 10.8%
ACI Worldwide, Inc. (a)	280	7,557
ASGN Incorporated (a)	122	8,135
Cabot Microelectronics Corporation	75	10,394
Cass Information Systems, Inc.	105	4,107
Cirrus Logic Inc. (a)	37	2,277
Cohu Inc.	304	5,275
	Shares/Par[1]	Value ($)
Digital Turbine USA, Inc. (a)	230	2,886
Ebix Inc. (b)	61	1,364
ePlus Inc. (a)	150	10,614
FLIR Systems Inc.	74	3,013
II-VI Incorporated (a)	53	2,516
Kulicke & Soffa Industries Inc.	122	2,535
Manhattan Associates Inc. (a)	117	10,978
MAXIMUS Inc.	89	6,263
MKS Instruments, Inc.	39	4,462
Plexus Corp. (a)	80	5,645
SPS Commerce, Inc. (a)	34	2,558
Verra Mobility Corporation - Class A (a)	766	7,878
		98,457
Health Care 9.0%
Acadia Healthcare Company, Inc. (a)	70	1,761
Addus HomeCare Corporation (a)	95	8,821
Change Healthcare Inc. (a)	537	6,014
CRISPR Therapeutics AG (a)	16	1,208
Emergent BioSolutions Inc. (a)	59	4,637
Encompass Health Corporation	122	7,555
Hill-Rom Holdings Inc.	76	8,365
Integra LifeSciences Holdings Corp. (a)	175	8,214
Jounce Therapeutics Inc. (a)	93	645
Natus Medical Inc. (a)	283	6,172
Premier Healthcare Solutions, Inc. - Class A (a)	302	10,353
Spectrum Pharmaceuticals, Inc. (a)	108	365
Syneos Health, Inc. - Class A (a)	234	13,623
Varex Imaging Corporation (a)	286	4,333
		82,066
Real Estate 5.4%
Alexander & Baldwin, LLC	585	7,131
Brandywine Realty Trust	126	1,372
CubeSmart	108	2,923
Getty Realty Corp.	35	1,044
Highwoods Properties Inc.	18	677
Independence Realty Trust, Inc.	138	1,582
Jones Lang LaSalle Incorporated	96	9,945
Life Storage Inc.	51	4,814
Mack-Cali Realty Corporation	164	2,509
Marcus & Millichap Inc. (a)	268	7,734
Pebblebrook Hotel Trust	20	275
PS Business Parks, Inc.	10	1,333
QTS Realty Trust, Inc. - Class A	41	2,601
RLJ III-EM Columbus Lessee, LLC	26	249
Ryman Hospitality Properties, Inc.	154	5,328
Sunstone Hotel Investors Inc.	36	292
		49,809
Materials 4.9%
Axalta Coating Systems Ltd. (a)	203	4,584
Chase Corporation	30	3,043
Cleveland-Cliffs Inc. (b)	54	296
Commercial Metals Co.	28	568
H.B. Fuller Company	175	7,792
Hecla Mining Co.	916	2,995
Ingevity Corporation (a)	20	1,056
Neenah Inc.	45	2,237
Reliance Steel & Aluminum Co.	71	6,695
Schweitzer-Mauduit International Inc.	300	10,023
Summit Materials, Inc. - Class A (a)	220	3,532
Tronox Holdings PLC	318	2,299
		45,120
Utilities 1.6%
ALLETE, Inc.	10	548
Black Hills Corporation	43	2,458
Portland General Electric Co.	47	1,971
Southwest Gas Corp.	115	7,915
Spire, Inc.	26	1,740
		14,632
Consumer Staples 1.1%
Central Garden & Pet Co. - Class A (a)	103	3,478
Darling Ingredients Inc. (a)	98	2,413
The Simply Good Foods Company (a)	149	2,762

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

26

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
WD-40 Co. (b)	9	1,762
		10,415
Communication Services 0.7%
Glu Mobile Inc. (a)	96	894
Hemisphere Media Group, Inc. - Class A (a)	449	4,411
Telephone & Data Systems Inc.	47	937
		6,242
Energy 0.6%
ChampionX Corporation (a)	11	107
CVR Energy, Inc.	50	1,003
DHT Holdings, Inc.	303	1,554
Matador Resources Co. (a) (b)	323	2,744
		5,408
Total Common Stocks (cost $918,869)		882,210
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	31,957	31,957
Total Short Term Investments (cost $31,957)		31,957
Total Investments 99.8% (cost $950,826)		914,167
Other Assets and Liabilities, Net 0.2%		1,718
Total Net Assets 100.0%		915,885

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL S&P 500 Index Fund
COMMON STOCKS 98.0%
Information Technology 25.8%
Accenture Public Limited Company - Class A	3	550
Adobe Inc. (a)	2	841
Advanced Micro Devices, Inc. (a)	5	248
Akamai Technologies, Inc. (a)	1	68
Amphenol Corporation - Class A	1	114
Analog Devices, Inc.	1	181
ANSYS, Inc. (a)	—	100
Apple Inc.	16	5,981
Applied Materials, Inc.	4	224
Arista Networks, Inc. (a)	—	44
Autodesk, Inc. (a)	1	209
Automatic Data Processing, Inc.	2	257
Broadcom Inc.	2	507
Broadridge Financial Solutions, Inc.	—	58
Cadence Design Systems Inc. (a)	1	107
CDW Corp.	1	66
Cisco Systems, Inc.	17	795
Citrix Systems Inc.	—	69
Cognizant Technology Solutions Corp. - Class A	2	124
Corning Incorporated	3	81
DXC Technology Company	1	16
Equifax Inc.	—	85
F5 Networks, Inc. (a)	—	34
Fidelity National Information Services, Inc.	2	333
Fiserv, Inc. (a)	2	222
FleetCor Technologies Inc. (a)	—	85
FLIR Systems Inc.	—	20
Fortinet, Inc. (a)	1	74
Gartner Inc. (a)	—	43
Global Payments Inc.	1	204
Hewlett Packard Enterprise Company	5	51
HP Inc.	6	102
IHS Markit Ltd.	2	122
Intel Corporation	17	1,019
International Business Machines Corporation	4	431
Intuit Inc.	1	310
IPG Photonics Corporation (a)	—	24
Jack Henry & Associates Inc.	—	58
Juniper Networks, Inc.	1	31
Keysight Technologies, Inc. (a)	1	77
KLA-Tencor Corp.	1	124
	Shares/Par[1]	Value ($)
Lam Research Corp.	1	189
Leidos Holdings Inc.	1	50
MasterCard Incorporated - Class A	4	1,050
Maxim Integrated Products, Inc.	1	65
Microchip Technology Incorporated (b)	1	102
Micron Technology, Inc. (a)	4	229
Microsoft Corporation	30	6,205
Motorola Solutions Inc.	1	95
NetApp, Inc.	1	39
NortonLifelock Inc.	2	46
NVIDIA Corporation	2	939
Oracle Corporation	8	463
Paychex Inc.	1	96
Paycom Software, Inc. (a)	—	62
Paypal Holdings, Inc. (a)	5	822
Qorvo, Inc. (a)	—	50
Qualcomm Incorporated	5	413
Salesforce.Com, Inc. (a)	4	678
Seagate Technology Public Limited Company	1	44
ServiceNow, Inc. (a)	1	310
Skyworks Solutions, Inc.	1	89
Synopsys Inc. (a)	1	118
TE Connectivity Ltd.	1	107
Texas Instruments Incorporated	4	469
Tyler Technologies Inc. (a)	—	53
Western Digital Corporation	1	53
Xerox Holdings Corporation	1	12
Xilinx, Inc.	1	96
Zebra Technologies Corp. - Class A (a)	—	54
		27,087
Health Care 14.3%
Abbott Laboratories	7	650
AbbVie Inc.	7	696
ABIOMED, Inc. (a)	—	43
Agilent Technologies, Inc.	1	108
Alexion Pharmaceuticals, Inc. (a)	1	100
Align Technology, Inc. (a)	—	78
AmerisourceBergen Corporation	1	60
Amgen Inc.	2	559
Anthem, Inc.	1	268
Baxter International Inc.	2	177
Becton, Dickinson and Company	1	284
Biogen Inc. (a)	1	176
Bio-Rad Laboratories, Inc. - Class A (a)	—	37
Boston Scientific Corporation (a)	6	201
Bristol-Myers Squibb Company	9	536
Cardinal Health, Inc.	1	62
Centene Corporation (a)	2	149
Cerner Corp.	1	86
Cigna Holding Company	1	279
Cooper Cos. Inc.	—	57
CVS Health Corporation	5	341
Danaher Corporation	3	446
DaVita Inc. (a)	—	28
Dentsply Sirona Inc.	1	38
DexCom Inc. (a)	—	150
Edwards Lifesciences Corporation (a)	3	174
Eli Lilly & Co.	3	554
Gilead Sciences, Inc.	5	389
HCA Healthcare, Inc.	1	103
Henry Schein Inc. (a)	1	35
Hologic Inc. (a)	1	62
Humana Inc.	1	205
IDEXX Laboratories, Inc. (a)	—	114
Illumina, Inc. (a)	1	219
Incyte Corporation (a)	1	75
Intuitive Surgical, Inc. (a)	—	267
IQVIA Inc. (a)	1	103
Johnson & Johnson	11	1,489
Laboratory Corporation of America Holdings (a)	—	65
McKesson Corporation	1	100
Medtronic Public Limited Company	5	494
Merck & Co., Inc.	10	785
Mettler-Toledo International Inc. (a)	—	79

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

27

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Mylan Holdings Ltd. (a)	2	34
PerkinElmer Inc.	—	42
Perrigo Company Public Limited Company	1	31
Pfizer Inc.	22	730
Quest Diagnostics Incorporated	1	61
Regeneron Pharmaceuticals, Inc. (a)	—	253
ResMed Inc.	1	112
Steris Limited	—	52
Stryker Corporation	1	233
Teleflex Incorporated	—	68
Thermo Fisher Scientific Inc.	2	576
UnitedHealth Group Incorporated	4	1,124
Universal Health Services Inc. - Class B	—	28
Varian Medical Systems, Inc. (a)	—	43
Vertex Pharmaceuticals Incorporated (a)	1	303
Waters Corp. (a)	—	47
West Pharmaceutical Services Inc.	—	67
Zimmer Biomet Holdings, Inc.	1	99
Zoetis Inc. - Class A	2	260
		15,084
Financials 11.2%
AFLAC Incorporated	3	104
American Express Company	3	255
American International Group, Inc.	3	109
Ameriprise Financial, Inc.	—	74
AON Public Limited Company	1	181
Arthur J Gallagher & Co.	1	74
Assurant, Inc.	—	25
Bank of America Corporation	31	747
Berkshire Hathaway Inc. - Class B (a)	8	1,396
BlackRock, Inc.	1	337
Capital One Financial Corporation	2	116
Cboe Global Markets, Inc.	—	43
Chubb Limited	2	229
Cincinnati Financial Corporation	1	38
Citigroup Inc.	8	428
Citizens Financial Group Inc.	2	45
CME Group Inc.	1	232
Comerica Inc.	1	20
Discover Financial Services	1	62
E*TRADE Financial Corp.	1	44
Everest Re Group, Ltd.	—	33
Fifth Third Bancorp	3	55
First Republic Bank	1	73
Franklin Resources Inc.	1	23
Globe Life Inc.	—	29
Huntington Bancshares Incorporated	4	39
Intercontinental Exchange, Inc.	2	202
Invesco Ltd.	1	15
JPMorgan Chase & Co.	12	1,154
KeyCorp	4	49
Lincoln National Corporation	1	29
Loews Corp.	1	34
M&T Bank Corporation	1	54
MarketAxess Holdings Inc.	—	74
Marsh & McLennan Companies, Inc.	2	220
MetLife, Inc.	3	116
Moody's Corp.	1	177
Morgan Stanley	5	232
MSCI Inc.	—	114
NASDAQ Inc.	—	53
Northern Trust Corp.	1	66
People's United Financial Inc.	2	19
Principal Financial Group, Inc.	1	42
Progressive Corp.	2	189
Prudential Financial Inc.	2	97
Raymond James Financial Inc.	—	34
Regions Financial Corporation	4	41
S&P Global Inc.	1	321
State Street Corporation	1	90
SVB Financial Group (a)	—	45
Synchrony Financial	2	48
T. Rowe Price Group, Inc.	1	114
The Allstate Corporation	1	126
	Shares/Par[1]	Value ($)
The Bank of New York Mellon Corporation (c)	3	125
The Charles Schwab Corporation	5	155
The Goldman Sachs Group, Inc.	1	246
The Hartford Financial Services Group, Inc.	1	55
The PNC Financial Services Group, Inc.	2	180
The Travelers Companies, Inc.	1	118
Truist Financial Corporation	5	202
U.S. Bancorp	6	203
Unum Group	1	14
Visa Inc. - Class A	7	1,311
W. R. Berkley Corporation	1	33
Wells Fargo & Company	15	384
Western Union Co.	2	37
Willis Towers Watson Public Limited Company	1	100
Zions Bancorp	1	22
		11,751
Communication Services 10.9%
Activision Blizzard, Inc.	3	234
Alphabet Inc. - Class A (a)	1	1,710
Alphabet Inc. - Class C (a)	1	1,664
AT&T Inc.	29	867
Booking Holdings Inc. (a)	—	263
CenturyLink Inc.	4	38
Charter Communications, Inc. - Class A (a)	1	310
Comcast Corporation - Class A	18	713
Discovery, Inc. - Class A (a) (b)	1	13
Discovery, Inc. - Class C (a)	1	27
Dish Network Corporation - Class A (a)	1	35
Electronic Arts Inc. (a)	1	153
Expedia Group, Inc.	1	44
Facebook, Inc. - Class A (a)	10	2,195
Fox Corporation - Class A	1	39
Fox Corporation - Class B	1	17
Interpublic Group of Cos. Inc.	2	27
Live Nation Entertainment, Inc. (a)	1	26
Netflix, Inc. (a)	2	804
News Corporation - Class A	2	19
News Corporation - Class B	1	7
Omnicom Group Inc.	1	46
Take-Two Interactive Software Inc. (a)	—	62
T-Mobile USA, Inc. (a)	2	234
Twitter, Inc. (a)	3	93
VeriSign, Inc. (a)	—	85
Verizon Communications Inc.	17	917
ViacomCBS Inc. - Class B	2	49
Walt Disney Co.	7	809
		11,500
Consumer Discretionary 10.1%
Advance Auto Parts, Inc.	—	39
Amazon.com, Inc. (a)	2	4,643
Aptiv PLC	1	80
AutoZone, Inc. (a)	—	107
Best Buy Co., Inc.	1	80
BorgWarner Inc. (b)	1	30
Carmax Inc. (a)	1	60
Carnival Plc (b)	2	30
Chipotle Mexican Grill Inc. (a)	—	106
D.R. Horton, Inc.	1	75
Darden Restaurants Inc.	1	39
Delta Air Lines, Inc.	2	65
Dollar Tree Inc. (a)	1	87
Domino's Pizza, Inc.	—	58
eBay Inc.	3	140
Ford Motor Company	16	96
Gap Inc.	1	13
Garmin Ltd.	1	57
General Motors Company	5	127
Genuine Parts Co.	1	51
H & R Block, Inc.	1	10
Hanesbrands Inc. (b)	1	16
Hasbro, Inc.	—	38
Hilton Worldwide Holdings Inc.	1	84
Kohl's Corporation	1	13
L Brands, Inc.	1	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

28

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Las Vegas Sands Corp.	1	60
Leggett & Platt Inc.	1	19
Lennar Corporation - Class A	1	69
LKQ Corporation (a)	1	32
Lowe`s Companies, Inc.	3	412
Marriott International, Inc. - Class A	1	92
McDonald's Corporation	3	554
MGM Resorts International	2	35
Mohawk Industries Inc. (a)	—	24
Newell Brands Inc.	1	22
NIKE, Inc. - Class B	5	490
Norwegian Cruise Line Holdings Ltd. (a) (b)	1	18
NVR, Inc. (a)	—	46
O'Reilly Automotive, Inc. (a)	—	128
Pulte Homes Inc.	1	34
PVH Corp.	—	15
Ralph Lauren Corp. - Class A	—	13
Ross Stores Inc.	1	123
Royal Caribbean Cruises Ltd. (b)	1	34
Southwest Airlines Co.	2	73
Stanley Black & Decker, Inc.	1	86
Starbucks Corporation	5	347
Tapestry Inc.	1	15
The Home Depot, Inc.	4	1,083
Tiffany & Co.	—	52
TJX Cos. Inc.	5	245
Tractor Supply Co.	—	61
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	47
Under Armour Inc. - Class A (a)	1	6
Under Armour Inc. - Class C (a)	1	7
VF Corp.	1	80
Whirlpool Corporation (b)	—	32
Wynn Resorts Ltd.	—	27
Yum! Brands, Inc.	1	104
		10,644
Industrials 7.4%
3M Company	2	359
Alaska Air Group, Inc.	1	19
Allegion Public Limited Company	—	37
American Airlines Group Inc. (b)	2	22
AMETEK, Inc.	1	83
AO Smith Corp.	1	27
C.H. Robinson Worldwide, Inc.	1	43
Carrier Global Corporation	3	73
Caterpillar Inc.	2	275
Cintas Corp.	—	90
Copart Inc. (a)	1	69
CSX Corp.	3	216
Cummins Inc.	1	105
Deere & Company	1	196
Dover Corporation	1	58
Eaton Corporation Public Limited Company	2	141
Emerson Electric Co.	2	150
Expeditors International of Washington Inc.	1	53
Fastenal Co.	2	97
FedEx Corporation	1	134
Flowserve Corporation	1	15
Fortive Corporation	1	80
Fortune Brands Home & Security, Inc.	1	34
General Dynamics Corporation	1	140
General Electric Company	35	240
Honeywell International Inc.	3	408
Howmet Aerospace Inc.	2	25
Huntington Ingalls Industries Inc.	—	29
IDEX Corporation	—	49
Illinois Tool Works Inc.	1	205
Ingersoll Rand Inc. (a)	1	37
Jacobs Engineering Group Inc.	1	46
JB Hunt Transport Services Inc.	—	42
Johnson Controls International Public Limited Company	3	104
Kansas City Southern	—	57
L3Harris Technologies, Inc.	1	150
Lockheed Martin Corporation	1	361
Masco Corporation	1	53
	Shares/Par[1]	Value ($)
Nielsen Holdings plc	1	21
Norfolk Southern Corporation	1	181
Northrop Grumman Systems Corp.	1	194
Old Dominion Freight Line Inc.	—	65
Otis Worldwide Corporation	2	94
PACCAR Inc.	1	102
Parker-Hannifin Corporation	1	94
Pentair Public Limited Company	1	26
Quanta Services, Inc.	1	22
Raytheon BBN Technologies Corp.	6	364
Republic Services Inc.	1	68
Robert Half International Inc.	—	24
Rockwell Automation Inc.	—	97
Rollins Inc.	1	24
Roper Technologies, Inc.	—	163
Snap-On Inc.	—	31
Teledyne Technologies Inc. (a)	—	44
Textron Inc.	1	31
The Boeing Company	2	395
Trane Technologies Public Limited Company	1	87
TransDigm Group Inc.	—	88
Union Pacific Corporation	3	462
United Airlines Holdings, Inc. (a)	1	34
United Parcel Service Inc. - Class B	3	315
United Rentals Inc. (a)	—	46
Verisk Analytics, Inc.	1	110
W. W. Grainger, Inc.	—	56
Wabtec Corp.	1	41
Waste Management, Inc.	2	164
Xylem Inc.	1	48
		7,813
Consumer Staples 7.2%
Altria Group, Inc.	7	292
Archer-Daniels-Midland Company	2	89
Brown-Forman Corp. - Class B (b)	1	45
Campbell Soup Company	1	33
Church & Dwight Co. Inc.	1	76
Colgate-Palmolive Co.	3	250
ConAgra Brands Inc.	2	67
Constellation Brands, Inc. - Class A	1	118
Costco Wholesale Corporation	2	538
Coty Inc. - Class A	1	5
Dollar General Corporation	1	195
Estee Lauder Cos. Inc. - Class A	1	170
General Mills, Inc.	2	148
Hershey Co.	1	76
Hormel Foods Corp.	1	54
JM Smucker Co.	—	48
Kellogg Co.	1	65
Kimberly-Clark Corporation	1	195
Kraft Heinz Foods Company	3	81
Lamb Weston Holdings Inc.	1	38
McCormick & Co. Inc.	—	89
Molson Coors Beverage Company - Class B	1	26
Mondelez International, Inc. - Class A	6	293
Monster Beverage 1990 Corporation (a)	2	104
PepsiCo, Inc.	6	736
Philip Morris International Inc.	6	438
Procter & Gamble Co.	10	1,190
Sysco Corp.	2	112
Target Corporation	2	243
The Clorox Company	—	111
The Coca-Cola Company	16	694
The Kroger Co.	3	107
Tyson Foods Inc. - Class A	1	70
Walgreens Boots Alliance, Inc.	3	127
Walmart Inc.	6	682
		7,605
Utilities 3.0%
Alliant Energy Corporation	1	47
Ameren Corporation	1	70
American Electric Power Company, Inc.	2	157
American Water Works Company, Inc.	1	94
Atmos Energy Corporation	—	48

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

29

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
CenterPoint Energy, Inc.	2	39
CMS Energy Corp.	1	67
Consolidated Edison, Inc.	1	96
Dominion Energy, Inc.	3	274
DTE Energy Company	1	84
Duke Energy Corporation	3	236
Edison International	2	82
Entergy Corporation	1	75
Evergy, Inc.	1	54
Eversource Energy	1	112
Exelon Corporation	4	140
FirstEnergy Corp.	2	83
NextEra Energy, Inc.	2	472
NiSource Inc.	2	35
NRG Energy, Inc.	1	33
Pinnacle West Capital Corp.	—	32
PPL Corporation	3	81
Public Service Enterprise Group Inc.	2	100
Sempra Energy	1	138
The AES Corporation	3	39
The Southern Company	4	220
WEC Energy Group Inc.	1	111
Xcel Energy Inc.	2	131
		3,150
Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	—	80
American Tower Corporation	2	460
Apartment Investment and Management Company - Class A	1	23
AvalonBay Communities, Inc.	1	87
Boston Properties Inc.	1	53
CBRE Group, Inc. - Class A (a)	1	59
Crown Castle International Corp.	2	280
Digital Realty Trust Inc. (b)	1	153
Duke Realty Corp.	1	53
Equinix, Inc.	—	250
Equity Residential	1	83
Essex Property Trust Inc.	—	59
Extra Space Storage Inc.	1	49
Federal Realty Investment Trust	—	22
Healthpeak Properties, Inc.	2	59
Host Hotels & Resorts, Inc.	3	31
Iron Mountain Incorporated (b)	1	29
Kimco Realty Corporation	2	23
Mid-America Apartment Communities, Inc.	—	52
ProLogis Inc.	3	277
Public Storage	1	116
Realty Income Corporation	1	83
Regency Centers Corp.	1	31
SBA Communications Corporation	—	134
Simon Property Group, Inc.	1	84
SL Green Realty Corp.	—	16
UDR, Inc.	1	45
Ventas, Inc.	1	55
Vornado Realty Trust	1	25
Welltower Inc.	2	87
Weyerhaeuser Company	3	66
		2,924
Energy 2.8%
Apache Corporation	2	21
Baker Hughes, a GE Company, LLC - Class A	3	41
Cabot Oil & Gas Corp.	2	28
Chevron Corporation	8	670
Concho Resources Inc.	1	42
ConocoPhillips	4	181
Devon Energy Corporation	2	18
Diamondback Energy, Inc.	1	27
EOG Resources, Inc.	2	118
Exxon Mobil Corporation	17	760
Halliburton Company	4	47
Hess Corporation (b)	1	55
HollyFrontier Corp.	1	17
Kinder Morgan, Inc.	8	118
Marathon Oil Corporation	3	20
	Shares/Par[1]	Value ($)
Marathon Petroleum Corporation	3	96
National Oilwell Varco, Inc.	2	20
Noble Energy, Inc.	2	17
Occidental Petroleum Corporation	4	65
ONEOK, Inc.	2	55
Phillips 66	2	128
Pioneer Natural Resources Co.	1	63
Schlumberger Ltd.	6	102
TechnipFMC PLC	2	11
The Williams Companies, Inc.	5	91
Valero Energy Corporation	2	97
		2,908
Materials 2.5%
Air Products and Chemicals, Inc.	1	214
Albemarle Corporation (b)	—	34
Amcor Plc	7	67
Avery Dennison Corporation	—	37
Ball Corporation	1	91
Celanese Corp. - Class A	—	43
CF Industries Holdings Inc.	1	24
Corteva, Inc.	3	80
Dow Inc.	3	121
DuPont de Nemours, Inc.	3	157
Eastman Chemical Co.	1	36
Ecolab Inc.	1	197
FMC Corporation	1	53
Freeport-McMoRan Inc. - Class B	6	67
International Flavors & Fragrances Inc. (b)	—	52
International Paper Company	2	56
Linde Public Limited Company	2	448
LyondellBasell Industries N.V. - Class A	1	68
Martin Marietta Materials Inc.	—	52
MOS Holdings Inc.	1	18
Newmont Corporation	3	199
Nucor Corporation	1	50
Packaging Corporation of America	—	37
PPG Industries, Inc.	1	101
Sealed Air Corporation	1	20
Sherwin-Williams Co.	—	188
Vulcan Materials Co.	1	60
Westrock Company, Inc.	1	28
		2,598
Total Common Stocks (cost $95,781)		103,064
INVESTMENT COMPANIES 0.4%
iShares Core S&P 500 ETF	1	421
Total Investment Companies (cost $423)		421
RIGHTS 0.0%
T-Mobile USA, Inc. (a)	2	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,260	1,260
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	282	282
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	132	132
Total Short Term Investments (cost $1,674)		1,674
Total Investments 100.0% (cost $97,878)		105,159
Other Derivative Instruments 0.0%		21
Other Assets and Liabilities, Net (0.0)%		(38)
Total Net Assets 100.0%		105,142

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

30

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 96.7%
Consumer Staples 19.1%
Altria Group, Inc.	9	370
Campbell Soup Company	2	93
Casey's General Stores Inc.	2	234
Church & Dwight Co. Inc.	1	88
Colgate-Palmolive Co.	7	507
Costco Wholesale Corporation	2	644
Estee Lauder Cos. Inc. - Class A	2	427
Flowers Foods Inc.	2	43
General Mills, Inc.	3	153
Hershey Co.	3	388
Hormel Foods Corp.	14	658
Ingredion Inc.	1	54
Kellogg Co.	1	35
Kimberly-Clark Corporation	—	38
McCormick & Co. Inc.	1	97
Mondelez International, Inc. - Class A	6	282
Monster Beverage 1990 Corporation (a)	5	342
PepsiCo, Inc.	5	658
Philip Morris International Inc.	6	425
Procter & Gamble Co.	5	655
Sysco Corp.	—	16
Target Corporation	5	623
The Clorox Company	2	471
The Coca-Cola Company	11	504
The Kroger Co.	5	165
Walmart Inc.	5	641
		8,611
Information Technology 14.3%
Accenture Public Limited Company - Class A	3	568
Adobe Inc. (a)	2	717
Apple Inc.	2	686
Automatic Data Processing, Inc.	2	345
Cisco Systems, Inc.	2	96
Cognex Corp.	2	112
DocuSign, Inc. (a)	—	70
Dropbox, Inc. - Class A (a)	2	52
Global Payments Inc.	—	28
Intel Corporation	4	219
International Business Machines Corporation	—	32
Intuit Inc.	2	556
Jack Henry & Associates Inc.	—	22
MasterCard Incorporated - Class A	2	544
Microsoft Corporation	3	693
NVIDIA Corporation	1	257
Oracle Corporation	1	40
Paypal Holdings, Inc. (a)	—	38
Salesforce.Com, Inc. (a)	3	620
Skyworks Solutions, Inc.	1	160
Texas Instruments Incorporated	4	442
Workday, Inc. - Class A (a)	—	49
Zscaler, Inc. (a)	1	94
		6,440
Health Care 13.9%
Abbott Laboratories	3	237
AbbVie Inc.	1	99
ABIOMED, Inc. (a)	1	180
Alnylam Pharmaceuticals, Inc. (a)	—	25
Amgen Inc.	2	502
Anthem, Inc.	—	53
Becton, Dickinson and Company	—	16
Biogen Inc. (a)	2	556
Bristol-Myers Squibb Company	1	30
Danaher Corporation	1	146
Edwards Lifesciences Corporation (a)	6	442
Eli Lilly & Co.	3	447
Gilead Sciences, Inc.	1	48
Illumina, Inc. (a)	1	182
Intuitive Surgical, Inc. (a)	—	219
Johnson & Johnson	5	641
Medtronic Public Limited Company	3	228
	Shares/Par[1]	Value ($)
Merck & Co., Inc.	8	637
Mettler-Toledo International Inc. (a)	—	168
Pfizer Inc.	6	199
Regeneron Pharmaceuticals, Inc. (a)	—	250
ResMed Inc.	—	16
Seattle Genetics Inc. (a)	—	60
Thermo Fisher Scientific Inc.	1	317
UnitedHealth Group Incorporated	1	372
Vertex Pharmaceuticals Incorporated (a)	—	107
Zoetis Inc. - Class A	1	80
		6,257
Financials 11.9%
American Express Company	3	245
AON Public Limited Company	2	316
BlackRock, Inc.	1	303
Chubb Limited	3	416
CME Group Inc.	—	16
Credit Acceptance Corp. (a) (b)	—	90
East West Bancorp, Inc.	3	104
Erie Indemnity Company - Class A	1	228
Everest Re Group, Ltd.	2	386
JPMorgan Chase & Co.	5	486
M&T Bank Corporation	—	42
Marsh & McLennan Companies, Inc.	1	133
Northern Trust Corp.	3	212
Progressive Corp.	3	218
S&P Global Inc.	—	23
SVB Financial Group (a)	1	222
T. Rowe Price Group, Inc.	2	292
TFS Financial Corporation	13	192
The Allstate Corporation	3	326
The Charles Schwab Corporation	1	33
The PNC Financial Services Group, Inc.	2	212
The Travelers Companies, Inc.	1	135
U.S. Bancorp	4	134
Visa Inc. - Class A (b)	3	582
		5,346
Communication Services 9.2%
Alphabet Inc. - Class A (a)	—	642
AT&T Inc.	7	213
Booking Holdings Inc. (a)	—	333
Cable One, Inc.	—	14
Comcast Corporation - Class A	4	138
Electronic Arts Inc. (a)	1	87
Facebook, Inc. - Class A (a)	3	647
Netflix, Inc. (a)	1	510
T-Mobile USA, Inc. (a)	6	656
VeriSign, Inc. (a)	1	268
Verizon Communications Inc.	11	631
		4,139
Industrials 8.2%
3M Company	1	122
C.H. Robinson Worldwide, Inc.	4	336
Caterpillar Inc.	1	105
Cintas Corp.	1	130
Copart Inc. (a)	—	18
CoStar Group, Inc. (a)	—	55
Emerson Electric Co.	—	17
Expeditors International of Washington Inc.	8	630
Honeywell International Inc.	3	388
Illinois Tool Works Inc.	3	437
JB Hunt Transport Services Inc.	1	78
Landstar System Inc.	3	353
Old Dominion Freight Line Inc.	4	685
Republic Services Inc.	1	94
Waste Management, Inc.	3	263
		3,711
Utilities 7.7%
Ameren Corporation	2	168
American Electric Power Company, Inc.	3	213
American Water Works Company, Inc.	2	246
Atmos Energy Corporation	3	305
Consolidated Edison, Inc.	3	186

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

31

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Dominion Energy, Inc.	4	324
DTE Energy Company	1	145
Duke Energy Corporation	4	343
Eversource Energy	1	66
Exelon Corporation	1	25
NextEra Energy, Inc.	3	618
OGE Energy Corp.	1	39
PPL Corporation	2	57
Public Service Enterprise Group Inc.	6	294
Sempra Energy	—	53
WEC Energy Group Inc.	3	251
Xcel Energy Inc.	3	160
		3,493
Consumer Discretionary 5.1%
Amazon.com, Inc. (a)	—	676
AutoZone, Inc. (a)	—	15
Best Buy Co., Inc.	2	142
Lowe`s Companies, Inc.	—	49
Lululemon Athletica Inc. (a)	1	161
NIKE, Inc. - Class B	3	307
O'Reilly Automotive, Inc. (a)	—	86
Ross Stores Inc.	1	122
The Home Depot, Inc.	2	592
TJX Cos. Inc.	2	81
Williams-Sonoma Inc.	1	57
		2,288
Real Estate 3.8%
American Tower Corporation	2	531
AvalonBay Communities, Inc.	2	274
Equinix, Inc.	—	188
Equity Residential	1	60
Essex Property Trust Inc.	1	227
Public Storage	2	437
		1,717
Materials 3.5%
Air Products and Chemicals, Inc.	1	189
Ecolab Inc.	3	517
Linde Public Limited Company	3	537
Newmont Corporation	3	176
PPG Industries, Inc.	—	47
Sherwin-Williams Co.	—	112
		1,578
Total Common Stocks (cost $42,759)		43,580
RIGHTS 0.0%
T-Mobile USA, Inc. (a) (b)	1	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,189	1,189
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	101	101
Total Short Term Investments (cost $1,290)		1,290
Total Investments 99.5% (cost $44,049)		44,870
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net 0.5%		199
Total Net Assets 100.0%		45,082

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 127.8%
Information Technology 37.2%
Accenture Public Limited Company - Class A	10	2,127
Adobe Inc. (a) (b)	9	3,705
ADS Alliance Data Systems, Inc. (b)	13	569
Advanced Micro Devices, Inc. (a)	13	674
	Shares/Par[1]	Value ($)
Akamai Technologies, Inc. (a) (b)	10	1,082
Amdocs Limited	11	648
Apple Inc. (b)	36	13,092
Applied Materials, Inc. (b)	39	2,383
Arrow Electronics, Inc. (a) (b)	29	2,003
Aspen Technology, Inc. (a)	3	323
Autodesk, Inc. (a)	4	991
Avnet, Inc. (b)	53	1,489
Booz Allen Hamilton Holding Corporation - Class A	1	63
Broadcom Inc.	5	1,462
CACI International Inc. - Class A (a)	5	1,138
Cadence Design Systems Inc. (a)	13	1,228
CDK Global, Inc.	6	253
CDW Corp.	5	623
Ciena Corp. (a)	6	304
Cirrus Logic Inc. (a)	17	1,054
Cisco Systems, Inc. (b)	82	3,803
Cognizant Technology Solutions Corp. - Class A	32	1,791
CommVault Systems Inc. (a)	15	590
Dell Technology Inc. - Class C (a)	6	339
Dropbox, Inc. - Class A (a)	33	708
DXC Technology Company	3	44
EPAM Systems, Inc. (a)	1	239
Euronet Worldwide Inc. (a)	—	40
F5 Networks, Inc. (a)	5	690
Fair Isaac Corporation (a)	2	806
Fidelity National Information Services, Inc.	3	348
First Solar, Inc. (a)	9	423
Flex Ltd. (a)	82	838
Fortinet, Inc. (a)	7	984
Gartner Inc. (a)	2	226
HP Inc.	126	2,190
Intel Corporation	82	4,880
International Business Machines Corporation (b)	22	2,662
Intuit Inc.	10	2,907
Jabil Inc.	23	752
Juniper Networks, Inc.	18	415
KBR, Inc.	8	176
Lam Research Corp.	5	1,550
MasterCard Incorporated - Class A	5	1,466
MAXIMUS Inc.	4	279
Micron Technology, Inc. (a)	35	1,809
Microsoft Corporation (b)	64	12,983
National Instruments Corp.	2	60
NetApp, Inc.	2	93
NortonLifelock Inc.	72	1,428
NVIDIA Corporation	3	1,273
Oracle Corporation	61	3,370
Paypal Holdings, Inc. (a)	7	1,298
Perspecta Inc.	2	55
Qorvo, Inc. (a)	14	1,569
Qualcomm Incorporated	27	2,477
Seagate Technology Public Limited Company	13	621
ServiceNow, Inc. (a)	1	213
Skyworks Solutions, Inc.	10	1,320
SS&C Technologies Holdings, Inc.	10	586
Synaptics Incorporated (a)	6	371
SYNNEX Corporation	9	1,020
TE Connectivity Ltd.	8	638
Teradata Corporation (a)	4	92
Texas Instruments Incorporated	11	1,387
Universal Display Corporation	1	106
Upstate Property Rentals, LLC (a) (c)	8	342
Vishay Intertechnology Inc.	80	1,226
Workday, Inc. - Class A (a)	2	355
Xerox Holdings Corporation	28	431
Xilinx, Inc.	9	841
		100,321
Health Care 21.7%
Abbott Laboratories	4	365
AbbVie Inc.	23	2,237
Agilent Technologies, Inc. (b)	10	916
Alexion Pharmaceuticals, Inc. (a) (b)	15	1,732
Align Technology, Inc. (a)	2	486

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

32

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Alkermes Public Limited Company (a)	38	728
AmerisourceBergen Corporation	9	883
Amgen Inc. (b)	7	1,622
Anthem, Inc.	2	637
Arrowhead Pharmaceuticals Inc (a)	6	280
Baxter International Inc. (b)	28	2,431
Biogen Inc. (a) (b)	6	1,726
Bio-Rad Laboratories, Inc. - Class A (a)	1	335
Bluebird Bio, Inc. (a)	1	75
Boston Scientific Corporation (a)	4	155
Bristol-Myers Squibb Company	35	2,032
Cardinal Health, Inc.	20	1,066
Centene Corporation (a)	2	114
Cerner Corp.	13	874
Charles River Laboratories International Inc. (a)	2	405
Cigna Holding Company	—	49
CVS Health Corporation	12	789
Dentsply Sirona Inc.	7	302
Edwards Lifesciences Corporation (a)	12	848
Eli Lilly & Co.	4	667
Exelixis, Inc. (a)	44	1,048
Gilead Sciences, Inc.	32	2,493
HCA Healthcare, Inc.	3	311
Hologic Inc. (a)	23	1,329
Horizon Therapeutics Public Limited Company (a)	1	77
Humana Inc.	5	1,891
ICU Medical, Inc. (a)	—	55
Illumina, Inc. (a)	1	206
Incyte Corporation (a)	4	424
IQVIA Inc. (a)	9	1,287
Jazz Pharmaceuticals Public Limited Company (a)	2	189
Johnson & Johnson (b)	46	6,418
McKesson Corporation	12	1,875
Mednax, Inc. (a)	18	309
Medtronic Public Limited Company	28	2,546
Merck & Co., Inc. (b)	36	2,774
Mylan Holdings Ltd. (a)	72	1,159
NuVasive Inc. (a)	2	107
Pfizer Inc. (b)	91	2,967
PRA Health Sciences, Inc. (a)	1	59
Regeneron Pharmaceuticals, Inc. (a)	2	1,476
Tenet Healthcare Corporation (a)	20	357
Thermo Fisher Scientific Inc.	6	2,352
United Therapeutics Corporation (a)	9	1,081
UnitedHealth Group Incorporated	7	1,990
Universal Health Services Inc. - Class B	7	689
Vertex Pharmaceuticals Incorporated (a)	5	1,401
		58,624
Consumer Discretionary 18.1%
Amazon.com, Inc. (a) (b)	5	12,922
AutoNation, Inc. (a)	8	308
AutoZone, Inc. (a)	—	413
Bed Bath & Beyond Inc.	17	185
Best Buy Co., Inc.	15	1,350
Boyd Gaming Corporation	11	230
Brinker International Inc.	51	1,226
Carnival Plc (c)	3	53
Chipotle Mexican Grill Inc. (a)	—	225
D.R. Horton, Inc.	6	334
Darden Restaurants Inc.	7	537
Deckers Outdoor Corp. (a)	7	1,331
Delphi Technologies PLC (a)	17	240
Dick's Sporting Goods Inc.	4	165
Domino's Pizza, Inc.	1	421
eBay Inc.	32	1,663
ETSY, Inc. (a)	3	342
Foot Locker, Inc.	1	40
Ford Motor Company	53	323
Gap Inc.	22	280
Garmin Ltd.	8	750
General Motors Company	39	985
Hilton Grand Vacations Inc. (a)	3	67
International Game Technology PLC (c)	71	628
Jack in the Box Inc.	9	665
	Shares/Par[1]	Value ($)
KB Home	25	765
Kohl's Corporation	25	519
L Brands, Inc.	34	504
Las Vegas Sands Corp.	8	356
Lowe`s Companies, Inc.	17	2,273
Lululemon Athletica Inc. (a)	2	479
McDonald's Corporation	6	1,087
MGM Resorts International	4	62
Murphy USA Inc. (a)	1	156
NIKE, Inc. - Class B	14	1,329
Papa John's International Inc.	5	407
Polaris Industries Inc.	1	52
Pulte Homes Inc.	34	1,170
PVH Corp.	2	96
Qurate Retail, Inc. - Class A (a)	108	1,030
Sally Beauty Holdings, Inc. (a)	81	1,017
Skechers U.S.A. Inc. - Class A (a)	7	217
Starbucks Corporation	4	272
Tapestry Inc.	34	452
Tesla Inc. (a)	2	1,653
Texas Roadhouse Inc.	1	71
The Home Depot, Inc.	16	4,115
The Wendy's Company	9	188
Tiffany & Co.	1	153
Tractor Supply Co.	11	1,513
TRI Pointe Homes, Inc. (a)	29	432
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	51
Wayfair Inc. - Class A (a)	3	658
Whirlpool Corporation	1	92
WW International, Inc. (a)	20	506
Wyndham Destinations, Inc.	19	522
Yum! Brands, Inc.	12	1,038
		48,918
Communication Services 13.5%
Activision Blizzard, Inc.	9	653
Alphabet Inc. - Class A (a) (b)	5	6,472
Alphabet Inc. - Class C (a) (b)	3	4,297
Altice USA, Inc. - Class A (a)	2	46
AMC Networks, Inc. - Class A (a) (b)	36	843
AT&T Inc.	2	64
Booking Holdings Inc. (a)	—	613
CenturyLink Inc.	19	188
Cinemark Holdings, Inc.	33	382
Comcast Corporation - Class A (b)	81	3,176
Electronic Arts Inc. (a)	22	2,881
Facebook, Inc. - Class A (a) (b)	40	9,131
Netflix, Inc. (a)	3	1,176
Omnicom Group Inc.	1	53
Roku Inc. - Class A (a)	1	119
Take-Two Interactive Software Inc. (a)	3	483
TEGNA Inc.	27	305
TripAdvisor Inc.	15	286
Twitter, Inc. (a)	1	34
Uber Technologies, Inc. (a)	9	288
VeriSign, Inc. (a)	5	1,104
Verizon Communications Inc.	39	2,177
ViacomCBS Inc. - Class B	6	145
Walt Disney Co. (b)	11	1,232
Yelp Inc. - Class A (a)	8	196
		36,344
Financials 11.5%
AFLAC Incorporated (b)	12	438
Ally Financial Inc.	3	54
American National Insurance Company	1	66
Ameriprise Financial, Inc.	6	867
Associated Banc-Corp	56	764
Assured Guaranty Ltd.	6	157
Bank of America Corporation	15	349
Berkshire Hathaway Inc. - Class B (a) (b)	14	2,575
Capital One Financial Corporation	2	120
Citigroup Inc.	30	1,513
Citizens Financial Group Inc.	27	685
CNO Financial Group, Inc.	5	72
Comerica Inc.	6	224

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

33

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Discover Financial Services	1	62
Evercore Inc. - Class A	13	743
Federated Investors, Inc. - Class B	16	370
Fidelity National Financial, Inc.	19	573
Fifth Third Bancorp	17	335
First American Financial Corporation	8	385
First Citizens BancShares, Inc. - Class A	—	60
Franklin Resources Inc.	3	64
Fulton Financial Corp.	15	154
JPMorgan Chase & Co.	13	1,269
Mercury General Corp.	9	353
MetLife, Inc.	44	1,617
MGIC Investment Corp.	34	282
Moody's Corp.	2	643
Morgan Stanley	11	543
MSCI Inc.	1	304
Popular Inc.	50	1,851
Prudential Financial Inc.	6	352
S&P Global Inc.	3	940
SLM Corporation	19	132
State Street Corporation	14	860
Synchrony Financial	35	769
The Allstate Corporation (b)	30	2,940
The Bank of New York Mellon Corporation	39	1,517
The Goldman Sachs Group, Inc.	8	1,578
The Hartford Financial Services Group, Inc.	3	134
The PNC Financial Services Group, Inc.	3	339
The Travelers Companies, Inc.	5	583
U.S. Bancorp	3	108
Umpqua Holdings Corp.	4	42
Visa Inc. - Class A	2	302
Wells Fargo & Company	90	2,308
Willis Towers Watson Public Limited Company	1	261
Wintrust Financial Corporation	9	403
		31,060
Industrials 10.5%
3M Company	—	54
Acuity Brands, Inc.	3	331
AGCO Corporation	3	165
Allison Systems, Inc.	7	275
Avis Budget Group, Inc. (a)	19	442
Caterpillar Inc.	6	714
Clean Harbors Inc. (a)	2	148
CoStar Group, Inc. (a)	—	69
Crane Co.	14	831
Cummins Inc. (b)	7	1,164
Curtiss-Wright Corp.	3	285
Deluxe Corp.	11	268
Eaton Corporation Public Limited Company	5	438
EMCOR Group, Inc.	10	636
Flowserve Corporation	6	168
Gates Industrial Corporation PLC (a)	16	161
General Dynamics Corporation	3	405
General Electric Company	30	206
GrafTech International Ltd.	28	219
HD Supply Holdings, Inc (a)	20	693
Healthcare Services Group Inc.	5	110
Herman Miller Inc.	48	1,121
Hexcel Corp.	4	161
HNI Corp.	56	1,714
Honeywell International Inc. (b)	7	1,025
Howmet Aerospace Inc.	38	603
Huntington Ingalls Industries Inc.	6	1,111
ITT Industries Holdings, Inc.	16	925
Johnson Controls International Public Limited Company	32	1,102
Lockheed Martin Corporation	5	1,731
ManpowerGroup Inc.	12	811
Masco Corporation	16	814
MSC Industrial Direct Co. - Class A	1	60
Northrop Grumman Systems Corp.	4	1,326
Now, Inc. (a)	78	673
Nvent Electric Public Limited Company	21	401
Oshkosh Corp.	15	1,100
Owens Corning Inc.	7	410
	Shares/Par[1]	Value ($)
Raytheon BBN Technologies Corp.	9	524
Regal-Beloit Corp.	3	241
Robert Half International Inc.	21	1,112
Schneider National, Inc. - Class B	26	641
Terex Corp.	18	336
Textron Inc.	5	178
Timken Co.	17	770
Trane Technologies Public Limited Company	6	498
Waste Management, Inc.	4	447
Werner Enterprises Inc.	4	174
WESCO International, Inc. (a)	18	631
		28,422
Consumer Staples 6.9%
Archer-Daniels-Midland Company	8	300
Bunge Limited	8	322
Colgate-Palmolive Co.	17	1,264
Dollar General Corporation	—	88
Ingredion Inc.	3	257
Kimberly-Clark Corporation	13	1,845
Monster Beverage 1990 Corporation (a)	17	1,164
PepsiCo, Inc.	6	834
Philip Morris International Inc.	15	1,061
Pilgrim's Pride Corporation (a)	2	37
Procter & Gamble Co. (b)	29	3,472
Sprouts Farmers Market, Inc. (a)	20	522
Target Corporation	5	650
The Coca-Cola Company	10	425
The Kroger Co.	22	731
Treehouse Foods, Inc. (a)	1	28
Tyson Foods Inc. - Class A (b)	20	1,178
Walgreens Boots Alliance, Inc.	35	1,471
Walmart Inc.	24	2,855
		18,504
Energy 2.8%
ChampionX Corporation (a)	3	26
Chevron Corporation	10	932
Cimarex Energy Co.	4	121
CNX Resources Corporation (a)	14	123
ConocoPhillips	23	986
Devon Energy Corporation	13	152
EOG Resources, Inc.	15	737
EQT Corporation	9	111
Exxon Mobil Corporation	8	364
HollyFrontier Corp.	29	842
Kinder Morgan, Inc.	21	325
Kosmos Energy Ltd.	238	395
Marathon Oil Corporation	14	88
Marathon Petroleum Corporation	2	77
Matador Resources Co. (a)	24	204
Patterson-UTI Energy Inc.	39	135
PBF Energy Inc. - Class A	11	113
Phillips 66 (b)	2	141
Pioneer Natural Resources Co.	3	245
Targa Resources Corp.	9	171
World Fuel Services Corp.	47	1,214
WPX Energy, Inc. (a)	11	69
		7,571
Materials 2.7%
Alcoa Corporation (a)	22	247
Allegheny Technologies Incorporated (a)	22	221
Cabot Corp.	12	452
Commercial Metals Co.	11	231
DuPont de Nemours, Inc.	8	433
Eastman Chemical Co.	10	683
Element Solutions, Inc. (a)	9	95
International Paper Company	23	825
Louisiana-Pacific Corp.	11	290
LyondellBasell Industries N.V. - Class A	10	626
Minerals Technologies Inc.	1	47
NewMarket Corp.	1	567
O-I Glass, Inc.	16	142
PolyOne Corporation	11	297
Reliance Steel & Aluminum Co.	2	148
Sensient Technologies Corporation	6	304

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

34

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Steel Dynamics Inc.	49	1,267
Valvoline, Inc.	5	89
Westrock Company, Inc.	14	406
		7,370
Utilities 1.6%
Consolidated Edison, Inc.	7	538
Entergy Corporation	2	206
Exelon Corporation (b)	39	1,408
IDACORP Inc.	4	306
NextEra Energy, Inc.	2	599
NorthWestern Corp.	10	562
Pinnacle West Capital Corp.	7	510
Public Service Enterprise Group Inc.	1	28
		4,157
Real Estate 1.3%
Alexander & Baldwin, LLC	15	186
American Tower Corporation	1	159
Boston Properties Inc.	5	463
Brandywine Realty Trust	30	328
Columbia Property Trust Inc.	27	356
Diversified Healthcare Trust	29	127
Empire State Realty Trust Inc. - Class A	6	41
Paramount Group, Inc.	45	347
Retail Properties of America, Inc. - Class A	80	585
Simon Property Group, Inc.	9	591
SITE Centers Corp.	9	75
Urban Edge Properties	10	117
		3,375
Total Common Stocks (cost $309,147)		344,666
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	3,494	3,494
Total Short Term Investments (cost $3,494)		3,494
Total Investments 129.1% (cost $312,641)		348,160
Total Securities Sold Short (29.2)% (proceeds $71,204)		(78,677)
Other Derivative Instruments 0.0%		23
Other Assets and Liabilities, Net 0.1%		155
Total Net Assets 100.0%		269,661

(a)  Non-income producing security.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  All or a portion of the security was on loan as of June 30, 2020.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

SECURITIES SOLD SHORT (29.2%)
COMMON STOCKS (29.2%)
Information Technology (4.5%)
2U, Inc.	(6)	(237)
Alteryx, Inc. - Class A	—	(71)
Atlassian Corporation PLC - Class A	—	(83)
Belden Inc.	(13)	(420)
Cabot Microelectronics Corporation	—	(68)
Cognex Corp.	(19)	(1,115)
Coherent Inc.	(2)	(212)
Corning Incorporated	(7)	(182)
Coupa Software Incorporated	(2)	(658)
Cree, Inc.	(21)	(1,248)
Entegris, Inc.	(2)	(96)
FLIR Systems Inc.	(2)	(98)
II-VI Incorporated	(45)	(2,129)
IPG Photonics Corporation	(3)	(497)
Littelfuse Inc.	(2)	(347)
Liveramp, Inc.	(2)	(69)
Marvell Technology Group Ltd	(8)	(266)
Microchip Technology Incorporated	—	(48)
MKS Instruments, Inc.	(3)	(333)
MongoDB, Inc. - Class A	(4)	(997)
Monolithic Power Systems Inc.	—	(69)
Okta, Inc. - Class A	(1)	(180)
Pluralsight, Inc. - Class A	(13)	(243)
	Shares/Par[1]	Value ($)
Pure Storage, Inc. - Class A	(4)	(68)
RingCentral, Inc. - Class A	(2)	(519)
Silicon Laboratories Inc.	(1)	(94)
Square, Inc. - Class A	(2)	(256)
Trimble Inc.	(7)	(311)
Twilio Inc. - Class A	(3)	(625)
ViaSat, Inc.	(3)	(127)
Zscaler, Inc.	(3)	(337)
		(12,003)
Consumer Discretionary (4.4%)
Adient Public Limited Company	(7)	(118)
American Eagle Outfitters, Inc.	(2)	(24)
Aptiv PLC	(5)	(428)
Brink's Co.	(1)	(53)
Burlington Stores Inc.	(3)	(511)
Capri Holdings Limited	(7)	(111)
Carmax Inc.	(3)	(280)
Carvana Co. - Class A	(4)	(485)
Choice Hotels International Inc.	(1)	(98)
Churchill Downs Inc.	(2)	(307)
Columbia Sportswear Co.	(9)	(709)
Delta Air Lines, Inc.	(18)	(500)
Five Below, Inc.	(9)	(999)
Gentex Corp.	(2)	(40)
Hyatt Hotels Corp. - Class A	(6)	(291)
IAA Spinco Inc.	(11)	(421)
JetBlue Airways Corporation	(38)	(415)
Leggett & Platt Inc.	(4)	(139)
Macy's, Inc.	(47)	(324)
Marriott International, Inc. - Class A	(2)	(155)
Mattel, Inc.	(42)	(405)
Nordstrom Inc.	(20)	(317)
Norwegian Cruise Line Holdings Ltd.	(24)	(392)
Ollie's Bargain Outlet Holdings Inc.	(5)	(519)
Penn National Gaming Inc.	(8)	(250)
Penske Automotive Group, Inc.	(1)	(34)
Planet Fitness, Inc. - Class A	(6)	(357)
Royal Caribbean Cruises Ltd.	(10)	(480)
ServiceMaster Holding Corporation	(2)	(57)
Six Flags Operations Inc.	(4)	(75)
Southwest Airlines Co.	(11)	(364)
The Goodyear Tire & Rubber Company	(17)	(150)
Thor Industries Inc.	(1)	(79)
TJX Cos. Inc.	(6)	(296)
Toll Brothers Inc.	(8)	(254)
Under Armour Inc. - Class A	(76)	(736)
VF Corp.	(3)	(181)
Visteon Corporation	(7)	(464)
Wynn Resorts Ltd.	(1)	(82)
		(11,900)
Industrials (4.3%)
Air Lease Corporation - Class A	(16)	(474)
AMERCO	—	(56)
AMETEK, Inc.	(1)	(80)
Axone Intelligence Inc.	(3)	(317)
Colfax Corp.	(26)	(731)
Dycom Industries, Inc.	(5)	(198)
EnerSys	(4)	(275)
Fortive Corporation	(6)	(376)
GATX Corporation	(3)	(185)
HEICO Corp.	(4)	(421)
Ingersoll Rand Inc.	(52)	(1,476)
Knight-Swift Transportation Holdings Inc. - Class A	(13)	(542)
Mercury Systems Inc.	(4)	(353)
Middleby Corp.	(1)	(107)
Rockwell Automation Inc.	(1)	(137)
Sensata Technologies Holding PLC	(8)	(316)
Spirit Aerosystems Holdings Inc. - Class A	(2)	(42)
Stericycle Inc.	(19)	(1,082)
The Boeing Company	(5)	(889)
TransDigm Group Inc.	(1)	(598)
Trex Company, Inc.	(11)	(1,373)
United Airlines Holdings, Inc.	(24)	(818)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

35

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Woodward Governor Co.	(8)	(621)
		(11,467)
Health Care (3.9%)
Acadia Healthcare Company, Inc.	(5)	(123)
Agios Pharmaceuticals, Inc.	(7)	(357)
Alnylam Pharmaceuticals, Inc.	(6)	(915)
Cantel Medical Corp.	(5)	(208)
Catalent Inc.	(15)	(1,102)
Covetrus, Inc.	(53)	(955)
Exact Sciences Corporation	(6)	(516)
Guardant Health, Inc.	(6)	(518)
HealthEquity, Inc.	(22)	(1,300)
Insulet Corporation	(3)	(513)
Ionis Pharmaceuticals Inc.	(4)	(229)
Ligand Pharmaceuticals Incorporated	(11)	(1,194)
Moderna, Inc.	(2)	(144)
Nektar Therapeutics	(36)	(845)
Penumbra, Inc.	(6)	(1,113)
Prestige Consumer Healthcare Inc.	(8)	(288)
Repligen Corporation	—	(56)
Sage Therapeutics Inc.	(5)	(229)
		(10,605)
Financials (2.8%)
Athene Holding Ltd - Class A	(7)	(212)
BGC Partners, Inc. - Class A	(19)	(53)
BOK Financial Corporation	(12)	(657)
Cincinnati Financial Corporation	(6)	(406)
CIT Group Inc.	(21)	(437)
Commerce Bancshares Inc.	(2)	(133)
Cullen/Frost Bankers Inc.	(6)	(444)
First Horizon National Corporation	(43)	(425)
Home BancShares, Inc.	(5)	(79)
International Bancshares Corporation	(6)	(191)
Invesco Ltd.	(26)	(283)
LendingTree, Inc.	(4)	(1,221)
Lincoln National Corporation	(1)	(47)
PacWest Bancorp	(8)	(163)
Pinnacle Financial Partners, Inc.	(6)	(268)
Prosperity Bancshares Inc.	(2)	(147)
Santander Consumer USA Holdings Inc.	(4)	(74)
Sterling Bancorp	(39)	(460)
SVB Financial Group	—	(109)
Texas Capital Bancshares, Inc.	(13)	(406)
The Charles Schwab Corporation	(6)	(197)
Truist Financial Corporation	(14)	(520)
Ubiquiti Inc.	(2)	(282)
United Bankshares Inc.	(12)	(343)
		(7,557)
Materials (2.6%)
Albemarle Corporation	(21)	(1,598)
Ball Corporation	(6)	(415)
Berry Global Group, Inc.	(3)	(122)
Compass Minerals International, Inc.	(5)	(226)
Freeport-McMoRan Inc. - Class B	(95)	(1,096)
Ingevity Corporation	(2)	(122)
International Flavors & Fragrances Inc.	(9)	(1,056)
Olin Corporation	(48)	(550)
Royal Gold Inc.	(3)	(388)
The Chemours Company	(19)	(299)
United States Steel Corporation	(127)	(919)
Univar Solutions Inc.	(5)	(88)
Westlake Chemical Corporation	(3)	(153)
		(7,032)
Energy (2.4%)
Apache Corporation	(41)	(551)
Baker Hughes, a GE Company, LLC - Class A	(28)	(433)
Centennial Resource Development, LLC - Class A	(136)	(121)
Cheniere Energy, Inc.	(10)	(485)
Core Laboratories N.V.	(5)	(99)
Equitrans Midstream Corp.	(31)	(258)
Halliburton Company	(12)	(149)
Hess Corporation	(30)	(1,569)
	Shares/Par[1]	Value ($)
Murphy Oil Corporation	(20)	(272)
National Oilwell Varco, Inc.	(57)	(696)
Noble Energy, Inc.	(45)	(400)
Occidental Petroleum Corporation	(34)	(630)
Range Resources Corporation	(54)	(306)
Schlumberger Ltd.	(23)	(419)
Transocean Ltd.	(113)	(206)
		(6,594)
Utilities (1.3%)
Ameren Corporation	(1)	(51)
Atmos Energy Corporation	(6)	(615)
CenterPoint Energy, Inc.	(60)	(1,112)
Eversource Energy	(3)	(230)
PNM Resources, Inc.	(26)	(1,004)
Xcel Energy Inc.	(9)	(565)
		(3,577)
Communication Services (1.3%)
Expedia Group, Inc.	(3)	(284)
GCI Liberty, Inc. - Class A	(1)	(73)
Live Nation Entertainment, Inc.	(15)	(669)
New York Times Co. - Class A	(20)	(852)
Nexstar Media Group, Inc. - Class A	(6)	(528)
Sinclair Broadcast Group Inc. - Class A	(28)	(525)
World Wrestling Entertainment, Inc. - Class A	(8)	(347)
Zillow Group, Inc. - Class C	(4)	(241)
		(3,519)
Consumer Staples (1.3%)
BJ's Wholesale Club Holdings, Inc.	(8)	(291)
Boston Beer Co. Inc. - Class A	(1)	(321)
ConAgra Brands Inc.	(4)	(139)
Coty Inc. - Class A	(37)	(165)
Energizer Holdings, Inc.	(24)	(1,146)
Hain Celestial Group Inc.	(21)	(659)
Lamb Weston Holdings Inc.	(10)	(650)
US Foods Holding Corp.	(3)	(56)
		(3,427)
Real Estate (0.4%)
Colony Capital, Inc. - Class A	(75)	(180)
Digital Realty Trust Inc.	—	(59)
Medical Properties Trust, Inc.	(5)	(93)
Park Hotels & Resorts Inc.	(24)	(237)
Pebblebrook Hotel Trust	(12)	(158)
Spirit Realty Capital, Inc.	(2)	(58)
Taubman Centers Inc.	(6)	(211)
		(996)
Total Common Stocks (proceeds $71,204)		(78,677)
Total Securities Sold Short (29.2%) (proceeds $71,204)		(78,677)

JNL/BlackRock Advantage International Fund
COMMON STOCKS 97.8%
Japan 25.2%
Advance Residence Investment Corp.	—	9
Advantest Corporation	—	23
AEON Financial Service Co. Ltd.	2	19
AICA Kogyo Co., Ltd.	—	10
ALPS Alpine Co. Ltd.	1	15
Amada Co. Ltd.	2	16
Anritsu Corporation	2	52
Asahi Kasei Corp.	2	19
Astellas Pharma Inc.	4	58
Benesse Holdings Inc.	1	27
Bridgestone Corp. (a)	2	77
Calbee,Inc.	1	28
Canon Inc. (a)	6	127
Capcom Co. Ltd.	—	11
Central Japan Railway Co.	1	93
Chugai Pharmaceutical Co. Ltd.	2	96
Citizen Watch Co., Ltd.	4	13
COMSYS Holdings Corporation	1	15
Daicel Corp.	2	12
Dai-ichi Life Holdings, Inc.	8	90
Daiichi Sankyo Company, Ltd	2	122

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

36

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Daikin Industries Ltd.	1	97
Daito Trust Construction Co. Ltd.	—	37
Daiwa House Industry Co. Ltd.	1	28
Dena Co., Ltd.	1	7
Denso Corp.	2	90
Dentsu Inc. (a)	1	12
DIC Corp.	1	30
DIP Corporation	1	10
Disco Corp.	—	24
East Japan Railway Co.	2	118
Eisai Co. Ltd.	1	40
Electric Power Development Co., Ltd.	1	15
Familymart Co., Ltd.	1	12
Fanuc Ltd.	1	90
Fast Retailing Co. Ltd.	—	57
Fuji Media Holdings, Inc.	2	15
FUJIFILM Holdings Corp.	1	60
H2O Retailing Corporation	1	8
Honda Motor Co. Ltd.	3	87
House Foods Group Inc.	—	10
Isetan Mitsukoshi Holdings Ltd. (a)	3	16
Isuzu Motors Ltd.	3	24
IZUMI Co., Ltd.	—	9
J.Front Retailing Co., Ltd.	1	9
Japan Exchange Group Inc.	1	21
Japan Post Holdings Co., Ltd.	3	19
Japan Post Insurance Co., Ltd.	1	13
Japan Tobacco Inc. (a)	3	48
JFE Holdings Inc.	1	5
JXTG Holdings, Inc.	19	69
Kajima Corp.	6	70
Kakaku.com Inc.	1	20
Kaneka Corp.	—	10
Kansai Electric Power Co. Inc.	2	17
Kao Corp.	2	190
KDDI Corp.	7	219
Keyence Corp.	1	293
Kinden Corp.	1	13
Kirin Holdings Co. Ltd. (a)	1	17
Komatsu Ltd.	2	39
Konami Corp.	—	13
Konica Minolta Holdings Inc.	8	27
Kose Corp.	—	24
Kyocera Corp.	1	54
Kyowa Exeo Corp.	1	12
Lintec Corporation	1	12
M3, Inc.	1	21
Maeda Corporation (a)	2	11
Mazda Motor Corp.	1	6
Mitsubishi Chemical Holdings Corporation	7	41
Mitsubishi Estate Co. Ltd.	1	13
Mitsubishi Motors Corp.	5	13
Mitsui & Co. Ltd.	1	10
Mitsui Chemicals Inc.	2	38
MS&AD Insurance Group Holdings, Inc.	3	74
Murata Manufacturing Co. Ltd.	3	164
Nidec Corp.	—	13
Nihon Kohden Corporation	1	17
Nikon Corp.	1	11
Nintendo Co. Ltd.	1	223
Nippon Electric Glass Co. Ltd. (a)	1	8
Nippon Shokubai Co., Ltd.	—	16
Nippon Steel Corporation	1	7
Nippon Telegraph & Telephone Corp.	3	63
Nissan Motor Co., Ltd.	1	3
Nitori Co. Ltd.	1	137
Nitto Denko Corp.	1	74
NTT Data Corp.	1	10
NTT DoCoMo Inc.	3	72
OJI Holdings Corp.	2	11
Omron Corp.	—	27
Oriental Land Co. Ltd.	—	13
Otsuka Holdings Co., Ltd. (a)	2	78
Pola Orbis Holdings Inc.	7	115
Recruit Holdings Co., Ltd.	4	138
	Shares/Par[1]	Value ($)
Rohm Co. Ltd.	—	13
Ryohin Keikaku Co. Ltd.	1	16
Santen Pharmaceutical Co. Ltd.	1	11
Sanwa Holdings Corporation	2	16
SCSK Corporation	—	15
Secom Co. Ltd.	—	35
Seiko Epson Corp.	1	15
Seino Holdings Corp.	1	13
Sekisui House Ltd.	1	17
Seria Co., Ltd.	1	21
Seven & I Holdings Co., Ltd.	3	82
Seven Bank, Ltd.	4	10
Shikoku Electric Power Company, Incorporated	1	10
Shin-Etsu Chemical Co. Ltd.	1	70
Shionogi & Co. Ltd.	—	25
Softbank Corp.	6	74
SoftBank Group Corp.	4	182
Sojitz Corp.	7	15
Sompo Holdings, Inc.	—	14
Sony Corp.	4	248
Sumitomo Chemical Co. Ltd.	10	31
Sumitomo Corp.	1	9
Sumitomo Forestry Co. Ltd.	1	11
Sumitomo Mitsui Financial Group Inc.	7	205
Sumitomo Mitsui Trust Holdings Inc.	1	31
Sumitomo Rubber Industries Inc.	2	19
Sundrug Co. Ltd.	1	20
Suntory Beverage & Food Limited (a)	1	35
Sysmex Corp.	—	31
T&D Holdings Inc.	5	42
Taisei Corp.	1	40
Takashimaya Co. Ltd.	1	8
Takeda Pharmaceutical Co. Ltd.	5	172
Teijin Ltd.	2	27
Terumo Corp.	1	38
Toda Corp.	2	12
Tohoku Electric Power Co. Inc.	—	3
Tokio Marine Holdings Inc.	1	39
Tokyo Electron Ltd.	1	148
TOPCON Corporation	1	10
Toray Industries Inc.	2	8
Toshiba Corp.	—	13
Toyo Seikan Group Holdings Ltd.	1	12
Toyota Boshoku Corporation	1	9
Toyota Motor Corp.	2	132
Toyota Tsusho Corp.	1	15
Trend Micro Inc.	1	56
TS Tech Co.,Ltd.	—	11
TV Asahi Holdings Corp.	1	9
Ube Industries Ltd.	4	64
Unicharm Corp.	2	70
West Japan Railway Co.	—	22
Yahoo! Japan Corp.	10	48
Yamaguchi Financial Group,Inc.	3	21
Yamaha Motor Co. Ltd.	3	52
Zenkoku Hosho Co., Ltd.	—	15
		6,859
United Kingdom 13.2%
Anglo American PLC	1	20
Ashmore Group PLC	3	13
AstraZeneca PLC	3	339
Auto Trader Group PLC	14	92
Aviva PLC	6	22
Babcock International Group PLC	3	13
BAE Systems PLC	5	30
Barratt Developments P L C	3	19
Bellway P L C	—	7
boohoo Group PLC (b)	10	53
BP P.L.C.	23	88
British American Tobacco P.L.C.	6	216
BT Group Plc	32	45
Cineworld Group PLC	18	14
Coca-Cola HBC AG	1	16
Compass Group PLC	4	62

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

37

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Croda International Public Limited Company	—	23
DCC Public Limited Company	—	36
Dechra Pharmaceuticals PLC	1	37
Diageo PLC	9	293
easyJet PLC	3	25
Experian PLC	6	223
GlaxoSmithKline PLC	12	247
Greggs PLC	2	38
GVC Holdings PLC	2	15
Halma Public Limited Company	2	71
HomeServe PLC	5	84
Howden Joinery Group PLC	6	39
HSBC Holdings PLC	42	196
IG Group Holdings PLC	3	26
Imperial Brands PLC	1	11
Informa Switzerland Limited	12	68
JD Sports Fashion Plc	2	13
John Wood Group PLC	3	8
Legal & General Group PLC	5	14
Lloyds Banking Group PLC	162	63
Meggitt PLC	10	35
Micro Focus International PLC	5	25
Moneysupermarket.com Group PLC	5	19
Pearson PLC	1	6
Relx PLC	3	61
Rentokil Initial PLC	12	76
Rightmove PLC	10	69
Rio Tinto PLC	1	74
Rotork P.L.C.	6	22
Schroders PLC	—	15
Smiths Group PLC	2	29
Spirax-Sarco Engineering PLC	—	17
Standard Chartered PLC	2	11
Tate & Lyle Public Limited Company	2	13
Tesco PLC	15	41
The Berkeley Group Holdings PLC	1	51
The Royal Bank of Scotland Group Public Limited Company	26	40
Unilever N.V.	2	103
Unilever PLC	2	134
United Utilities Group PLC	2	20
Vodafone Group Public Limited Company	79	125
WH Smith PLC	—	6
WM Morrison Supermarkets P L C	6	13
WPP 2012 Limited	1	7
		3,591
France 11.5%
Alstom	—	5
Amundi (b)	—	18
AXA SA (a)	8	162
Bouygues SA (b)	—	14
Bureau Veritas (b)	1	15
Carrefour SA (a)	1	14
Christian Dior	—	10
Cie de Saint-Gobain (b)	—	13
Cie Generale d'Optique Essilor International SA	1	109
CNP Assurances SA (b)	1	17
Credit Agricole SA	5	47
Danone (b)	1	78
Dassault Systemes SA	1	159
Engie (b)	6	69
Eutelsat Communications	2	22
Gecina SA	—	19
Hermes International SCA	—	102
Kering SA	—	79
Korian S.A. (a) (b)	—	10
Legrand SA	—	15
L'Oreal SA	1	341
LVMH Moet Hennessy Louis Vuitton SE	1	305
NYSE B.V.	—	16
Orange SA	1	12
Pernod-Ricard SA	1	130
Peugeot SA (b)	1	16
Publicis Groupe SA	1	34
Renault SA (b)	1	32
	Shares/Par[1]	Value ($)
Rexel	10	117
Safran (b)	1	94
Sanofi SA	2	227
Sartorius Stedim Biotech	—	15
Schneider Electric SE (b)	2	222
SCOR (b)	2	50
Societe Generale SA	11	191
Sodexo SA	1	43
Sopra Steria Group	—	15
Teleperformance	—	35
Total SA (a)	5	194
Ubisoft Entertainment (b)	—	30
Wendel SA	—	13
Worldline (b)	—	11
		3,120
Switzerland 10.8%
Alcon AG (b)	1	56
Baloise Holding AG	—	29
Barry Callebaut AG	—	11
Bucher Industries AG (a)	—	8
Credit Suisse Group AG	4	39
Geberit AG	—	151
Givaudan SA	—	254
Logitech International S.A.	—	18
Lonza Group AG	—	39
Nestle SA	8	883
Novartis AG	5	448
Roche Holding AG	2	581
Sika AG	1	263
Sunrise Communications AG - Class N	—	39
Swiss Re AG	1	74
Swisscom AG	—	34
Tecan Group AG	—	15
		2,942
Germany 8.3%
Adidas AG (b)	1	207
Allianz SE	—	12
Aroundtown SA	2	14
BASF SE	1	67
Bayer AG	1	99
Beiersdorf AG	1	71
Carl Zeiss Meditec AG (b)	—	31
CompuGroup Medical SE & Co. KGaA	—	8
Continental AG (b)	—	14
Delivery Hero SE (b)	—	33
Deutsche Boerse AG	2	291
Deutsche Post AG (b)	3	96
Dialog Semiconductor PLC (b)	—	19
DWS Group GmbH & Co. KGaA	—	10
E.ON SE	4	44
freenet AG	1	12
HELLA GmbH & Co. KGaA	—	14
HelloFresh SE (b)	—	3
Hochtief AG	1	63
Infineon Technologies AG	—	3
LEG Immobilien AG (b)	—	8
Merck KGaA	2	236
Rational AG	—	22
RTL Group SA (b)	—	8
SAP SE	3	374
Siemens AG	3	404
Siemens Healthineers AG	—	13
Symrise AG	—	12
Vonovia SE	1	70
		2,258
Netherlands 6.4%
ABN AMRO Bank N.V. - CVA	9	77
Airbus SE (b)	1	70
Akzo Nobel N.V.	1	109
ASML Holding	1	336
ASR Nederland N.V.	1	17
BE Semiconductor Industries N.V.	1	33
ING Groep N.V.	9	64
Just Eat Takeaway.Com N.V. (a) (b)	1	86

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

38

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Koninklijke DSM N.V.	1	91
Koninklijke Philips N.V. (b)	6	295
Prosus N.V. (b)	1	135
Royal Dutch Shell PLC - Class A	8	127
Royal Dutch Shell PLC - Class B	7	113
Unibail-Rodamco SE (a)	1	55
Wolters Kluwer NV	2	132
		1,740
Australia 6.0%
ALS Limited	6	27
Altium Limited	1	15
Ansell Limited	2	54
Aristocrat Leisure Ltd.	7	127
ASX Ltd.	—	13
Atlas Arteria Limited	3	15
Australia & New Zealand Banking Group Ltd.	5	59
Bendigo and Adelaide Bank Ltd.	8	40
BHP Group PLC	3	64
BHP Group PLC	9	226
Brambles Limited	5	41
Cochlear Ltd.	—	60
Commonwealth Bank of Australia	3	168
CSL Ltd.	1	229
Goodman Funding Pty Ltd	4	46
GPT Group	12	36
IDP Education Limited	2	18
Independence Group NL	4	14
Macquarie Group Limited	1	66
Mirvac Group	20	29
Northern Star Resources Ltd.	2	15
OZ Minerals Ltd.	2	17
Platinum Investment Management Limited	4	10
REA Group Ltd.	—	16
Rio Tinto Ltd.	1	59
Scentre Group Limited	6	9
Sonic Health Care Ltd.	1	23
Spark Infrastructure Management Limited	25	38
Tabcorp Holdings Ltd.	10	24
Transurban Group	3	28
Treasury Wine Estates Limited	2	16
Vicinity Centres RE Ltd	25	25
Woodside Petroleum Ltd.	1	14
		1,641
Sweden 3.5%
Assa Abloy AB - Class B	7	138
Atlas Copco Aktiebolag - Class B	2	56
Boliden AB	1	13
Castellum AB	1	27
Dometic Group AB (publ) (b)	2	18
Elekta AB (publ) - Class B (a)	5	43
Evolution Gaming Group AB (publ)	—	11
Fabege AB	6	69
Hexagon Aktiebolag - Class B (a) (b)	—	27
Hufvudstaden AB - Class A	2	28
Indutrade Aktiebolag (b)	—	19
Investor AB - Class B	1	41
Kinnevik Media Holding AB	3	88
L E Lundbergforetagen AB - Series B (b)	1	49
Lifco Ab (Publ)	—	13
Lundin Petroleum AB	1	15
Saab AB - Class B	1	14
Sandvik AB (b)	1	15
Skanska AB - Class B (a)	1	20
Svenska Cellulosa Aktiebolaget SCA - Class B (b)	1	15
Swedbank AB - Class A (b)	3	37
Swedish Match AB	1	40
Swedish Orphan Biovitrum AB (Publ) (b)	—	11
Telefonaktiebolaget LM Ericsson - Class B	6	59
Telia Co. AB	20	77
		943
Hong Kong 2.9%
AIA Group Limited	28	265
CLP Holdings Ltd.	14	142
Hong Kong & China Gas Co. Ltd.	17	26
	Shares/Par[1]	Value ($)
Hong Kong Exchanges & Clearing Ltd.	1	60
Hongkong Land Holdings Ltd.	8	34
Hysan Development Co. Ltd.	3	10
Link Real Estate Investment Trust	12	96
Sun Hung Kai Properties Ltd.	1	13
Swire Pacific Ltd. - Class A	13	66
Swire Properties Limited (a)	8	19
Techtronic Industries Company Limited	7	64
		795
Italy 2.4%
Amplifon S.p.A (b)	1	30
Assicurazioni Generali SpA	10	152
Banca Mediolanum SpA	2	13
Enel SpA	13	116
Exor Nederland N.V.	—	16
Ferrari N.V.	1	131
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	1	11
Interpump Group SpA	—	10
Intesa Sanpaolo SpA (b)	28	55
Italgas S.p.A.	4	24
Mediobanca SpA	9	66
Terna – Rete Elettrica Nazionale S.p.A.	4	30
		654
Spain 2.0%
Acerinox, S.A. (b)	1	11
Amadeus IT Group SA	1	44
Banco Bilbao Vizcaya Argentaria SA	50	171
Banco Santander, S.A.	44	109
Endesa SA (a)	1	16
Grifols, S.A. - Class A	1	26
Industria de Diseno Textil, S.A.	2	54
Naturgy Energy Group SA	2	42
Repsol SA	3	27
Telefonica SA	9	43
		543
Denmark 1.8%
Chr. Hansen Holding A/S	—	50
Genmab A/S (b)	—	38
H Lundbeck A/S	1	37
Novo Nordisk A/S - Class B	4	252
Orsted A/S	1	83
Royal Unibrew A/S (b)	—	14
Tryg A/S	1	25
		499
Finland 1.4%
Elisa Oyj	—	11
Kesko Oyj	2	28
Kone Corporation - Class B	1	63
Konecranes Abp	1	14
Nokia Oyj	27	118
UPM-Kymmene Oyj	3	76
Valmet Oy	—	8
Wartsila Oyj	9	75
		393
Belgium 0.7%
Anheuser-Busch InBev	1	46
Barco NV	—	19
Cofinimmo	—	14
Galapagos (b)	—	17
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	20
Groupe Bruxelles Lambert SA	1	56
Solvay SA	—	28
		200
Singapore 0.5%
Oversea-Chinese Banking Corporation Limited	7	42
Singapore Telecommunications Limited	42	75
United Overseas Bank Ltd.	1	10
		127
Norway 0.4%
Gjensidige Forsikring ASA (b)	1	24
Orkla ASA	1	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

39

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Telenor ASA	4	62
		99
Luxembourg 0.2%
ArcelorMittal (b)	5	56
Grand City Properties S.A.	—	7
		63
New Zealand 0.2%
Fisher & Paykel Healthcare Corp.	1	23
The A2 Milk Company (Export) Limited (b)	1	11
Xero Limited (b)	—	26
		60
Portugal 0.2%
EDP Renovaveis, S.A.	1	18
Galp Energia, SGPS, S.A.	3	30
		48
Austria 0.1%
ams AG (b)	1	20
OMV AG (b)	—	14
		34
Israel 0.1%
Bank Hapoalim BM	4	22
The First International Bank of Israel Limited	—	9
		31
Macau 0.0%
Sands China Ltd.	3	11
Total Common Stocks (cost $26,910)		26,651
PREFERRED STOCKS 0.2%
Germany 0.2%
Henkel AG & Co. KGaA (c)	—	1
Sartorius AG	—	44
Total Preferred Stocks (cost $46)		45
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (b)	6	3
Telefonica SA (a) (b)	11	2
Total Rights (cost $5)		5
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	300	300
Total Short Term Investments (cost $300)		300
Total Investments 99.1% (cost $27,261)		27,001
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 0.9%		235
Total Net Assets 100.0%		27,235

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Non-income producing security.

(c)  Convertible security.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/BlackRock Global Allocation Fund
COMMON STOCKS 59.3%
Information Technology 13.4%
AAC Technologies Holdings Inc. (a)	112	692
Adobe Inc. (b) (c)	19	8,456
Adyen B.V. (b)	5	7,281
Altair Engineering Inc. - Class A (a) (b)	27	1,064
Apple Inc. (c)	192	70,143
Applied Materials, Inc. (c)	130	7,846
ASML Holding (c)	54	19,771
Asustek Computer Inc.	10	73
Autodesk, Inc. (b) (c)	74	17,719
Bicycle Club Joint Venture, L.P.	86	539
Cadence Design Systems Inc. (b)	20	1,917
Canon Inc. (a)	1	14
Cisco Systems, Inc.	1	53
Cognizant Technology Solutions Corp. - Class A	1	29
	Shares/Par[1]	Value ($)
Constellation Software Inc.	—	105
CrowdStrike Holdings, Inc. - Class A (b)	24	2,431
Daum Communications Corp.	8	1,725
FleetCor Technologies Inc. (b) (c)	47	11,817
Fortinet, Inc. (b)	17	2,376
FUJIFILM Holdings Corp.	2	68
Fujitsu Ltd.	—	47
Global Payments Inc.	54	9,228
Glodon Company Limited	98	967
Hangzhou Hikvision Digital Technology Co.,Ltd. - Class A	345	1,488
Hewlett Packard Enterprise Company	11	107
Hitachi Ltd.	2	60
Hon Hai Precision Industry Co. Ltd.	229	671
HP Inc.	7	125
Hundsun Technologies Inc. - Class A	70	1,070
Inspur Electronic Information Industry Co., Ltd.	78	439
Intel Corporation (c)	12	715
Intuit Inc.	12	3,484
Keyence Corp.	5	1,965
Kingdee International Software Group Co. Ltd. (a)	1,182	2,776
Lam Research Corp.	—	36
Lenovo Group Ltd.	84	47
Lookout, Inc. (b) (d) (e)	21	101
Marvell Technology Group Ltd (c)	95	3,314
MasterCard Incorporated - Class A (c)	92	27,301
MediaTek Inc.	3	59
Microchip Technology Incorporated	63	6,649
Micron Technology, Inc. (b)	85	4,377
Microsoft Corporation (c)	359	73,099
Motorola Solutions Inc.	21	2,912
Murata Manufacturing Co. Ltd.	135	7,909
Nanya Technology Corp.	18	38
NCSoft Corp.	2	1,601
NEC Corp.	2	110
NetEase, Inc. - ADR	3	1,249
Nintendo Co. Ltd.	—	45
Nokia Oyj	8	33
NortonLifelock Inc.	55	1,096
NTT Data Corp.	5	53
NVIDIA Corporation (c)	41	15,745
NXP Semiconductors N.V. (c)	98	11,160
Okta, Inc. - Class A (b)	12	2,321
Oracle Corporation	85	4,677
Palo Alto Networks, Inc. (b)	11	2,467
Paypal Holdings, Inc. (b) (c)	78	13,567
Proofpoint, Inc. (b)	8	858
PTC Inc. (b)	13	973
Qualcomm Incorporated	14	1,283
Salesforce.Com, Inc. (b)	145	27,111
SAP SE	—	67
ServiceNow, Inc. (b) (c)	18	7,409
Shenzhen Goodix Technology Co., Ltd.	1	25
Silergy Corp.	21	1,386
Splunk Inc. (b)	16	3,157
STMicroelectronics NV	13	348
Taiwan Semiconductor Manufacturing Co. Ltd. (c)	2,216	23,601
Telefonaktiebolaget LM Ericsson - Class B	4	37
Texas Instruments Incorporated	—	61
Thomson Reuters Corporation	2	137
Tokyo Electron Ltd.	1	123
United Microelectronics Corp.	162	88
VMware, Inc. - Class A (a) (b) (c)	77	11,888
Western Digital Corporation (c)	27	1,181
Wipro Ltd.	13	37
Workday, Inc. - Class A (b)	1	109
Xilinx, Inc. (c)	56	5,499
Yageo Corp.	74	963
Zscaler, Inc. (a) (b)	17	1,858
		445,426
Health Care 9.7%
Abbott Laboratories (c)	158	14,417
AbbVie Inc. (c)	181	17,791
Agilent Technologies, Inc. (c)	139	12,244
Aier Eye Hospital Group Co., Ltd	239	1,468

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

40

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Alcon AG (b)	24	1,402
Alcon AG (b)	1	60
Alexion Pharmaceuticals, Inc. (b)	7	793
Alibaba Health Information Technology Limited (b)	320	938
Amgen Inc.	—	89
Amoy Diagnostics Co., Ltd.	66	720
Anthem, Inc. (c)	68	17,957
Apellis Pharmaceuticals, Inc. (b)	20	661
Astellas Pharma Inc.	668	11,140
AstraZeneca PLC	5	562
Asymchem Laboratories (Tianjin) Co., Ltd.	22	756
Autobio Diagnostics Co., Ltd.	34	786
Baxter International Inc.	17	1,474
Becton, Dickinson and Company	45	10,683
Biogen Inc. (b)	—	11
BioMarin Pharmaceutical Inc. (b)	9	1,154
Boston Scientific Corporation (b) (c)	215	7,555
Bristol-Myers Squibb Company (c)	170	10,023
Cardinal Health, Inc.	1	46
Celltrion Inc. (b)	—	76
Cerner Corp.	2	158
China Resources Pharmaceutical Group Limited	183	106
Cie Generale d'Optique Essilor International SA	65	8,368
Coloplast A/S - Class B	—	14
CSL Ltd.	—	26
DexCom Inc. (b)	2	818
Edwards Lifesciences Corporation (b)	46	3,181
Eisai Co. Ltd.	1	40
Eli Lilly & Co.	1	192
Genmab A/S (b)	2	688
Gilead Sciences, Inc.	127	9,788
GlaxoSmithKline PLC	4	84
Grifols, S.A. - Class A	—	15
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	1	5
Guardant Health, Inc. (b)	19	1,560
Hangzhou Tigermed Consulting Co., Ltd	57	826
Hansoh Pharmaceutical Group Company Limited (b)	4	19
HCA Healthcare, Inc. (c)	110	10,702
Hoya Corp.	104	9,942
Humana Inc. (c)	2	620
Illumina, Inc. (b)	2	663
Incyte Corporation (b)	—	51
Insulet Corporation (b)	3	503
Intuitive Surgical, Inc. (b)	7	3,866
Iovance Biotherapeutics Inc. (b)	13	365
IQVIA Inc. (b)	1	73
Johnson & Johnson (c)	159	22,396
McKesson Corporation	—	26
Medtronic Public Limited Company	2	193
Merck & Co., Inc. (c)	181	13,989
Nevro Corp. (b)	4	471
NMC Health PLC (d)	162	—
Novartis AG	2	160
Olympus Corp.	2	40
Otsuka Holdings Co., Ltd.	1	61
Pfizer Inc. (c)	374	12,245
PTC Therapeutics, Inc. (b)	7	334
ResMed Inc.	7	1,404
Roche Holding AG (c)	64	22,137
Sanofi SA (c)	193	19,788
Sarepta Therapeutics, Inc. (a) (b)	6	939
Seattle Genetics Inc. (b)	4	743
Shionogi & Co. Ltd.	1	56
Stryker Corporation	7	1,226
Thermo Fisher Scientific Inc. (c)	44	15,857
UCB SA	—	28
UnitedHealth Group Incorporated (c)	115	34,062
Venus Medtech (Hangzhou) Inc. (a) (b)	92	906
Vertex Pharmaceuticals Incorporated (b)	26	7,691
WuXi AppTec Co., Ltd.	58	801
Wuxi Biologics Cayman Inc (a) (b)	42	782
Zimmer Biomet Holdings, Inc.	—	31
Zoetis Inc. - Class A	13	1,826
		323,671
	Shares/Par[1]	Value ($)
Consumer Discretionary 7.9%
Adidas AG (b)	13	3,328
Alibaba Group Holding Limited (b) (e)	32	872
Alibaba Group Holding Limited - ADS (b)	42	9,107
Amazon.com, Inc. (b) (c) (f)	24	67,580
ANTA Sports Products Limited	118	1,051
Aptiv PLC	129	10,038
AutoZone, Inc. (b)	—	70
Brilliance China Automotive Holdings Ltd.	450	405
China East Education Holdings Limited (a)	23	43
China International Travel Service Company, Limited	56	1,229
Compass Group PLC	2	29
D.R. Horton, Inc. (c)	418	23,158
Delta Air Lines, Inc.	4	114
Dollar Tree Inc. (b)	6	530
eBay Inc. (c)	18	936
Fiat Chrysler Automobiles N.V. (b)	10	102
Gree Electric Appliances, Inc. of Zhuhai - Class A	75	599
Guangzhou Automobile Group Co., Ltd. - Class A	228	291
Guangzhou Automobile Group Co., Ltd. - Class H	522	380
Haidilao International Holding Ltd. (a)	119	505
Haier Smart Home Co., Ltd - Class A	261	655
Hangzhou Robam Appliances Co., Ltd. - Class A	143	631
Hennes & Mauritz AB - Class B (a)	5	74
Huazhu Group Limited - ADS	27	941
Hyundai Mobis	—	46
Jardine Matheson Holdings Ltd.	18	738
Jawbone Inc. (b) (d) (e)	98	—
JD.com, Inc. - Class A - ADR (b)	1	57
Kering SA	2	1,198
Kia Motors Corp.	3	81
Las Vegas Sands Corp.	8	369
Lennar Corporation - Class A (c)	139	8,554
LG Electronics Inc.	2	120
Li Ning Company Limited	11	34
Lowe`s Companies, Inc. (c)	154	20,834
LVMH Moet Hennessy Louis Vuitton SE	18	8,051
McDonald's Corporation (c)	100	18,526
MGM Resorts International	13	221
New Oriental Education & Technology Group - ADR (b)	6	717
Nissan Motor Co., Ltd.	7	27
Peloton Interactive, Inc. (b)	104	6,037
Rai Way S.P.A. (b)	599	3,956
Rakuten Inc.	7	61
Sekisui House Ltd.	1	19
Sony Corp.	—	14
Stanley Black & Decker, Inc.	1	90
Starbucks Corporation (c)	273	20,065
Subaru Corp. NPV	263	5,472
Suzuki Motor Corp. (a)	212	7,185
The Berkeley Group Holdings PLC	33	1,714
The Home Depot, Inc. (c)	73	18,221
Thor Industries Inc.	—	48
TJX Cos. Inc. (c)	251	12,690
Trip.Com Group Limited - ADR (b)	52	1,356
Vail Resorts, Inc.	—	34
Vipshop (China) Co., Ltd. - ADR (b)	5	104
Winnebago Industries Inc.	1	47
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	3	21
Wynn Resorts Ltd.	12	909
Yum China Holdings, Inc.	25	1,225
Yum! Brands, Inc.	1	72
		261,581
Communication Services 6.8%
Advanced Info Service PLC.	133	800
Alphabet Inc. - Class C (b) (c)	37	52,058
Baidu, Inc. - Class A - ADR (b)	—	41
Beijing Wuba Information Technology Co., Ltd. - Class A - ADR (b)	—	21
Bilibili Inc. - ADR (b)	—	17
Booking Holdings Inc. (b)	—	178
BT Group Plc	11	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

41

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Cellnex Telecom, S.A.	158	9,639
Charter Communications, Inc. - Class A (b) (c) (f)	51	25,983
China Mobile Ltd.	21	143
China Telecom Corp. Ltd. - Class H	446	125
China Unicom Hong Kong Ltd.	186	101
China United Network Communications Corporation Limited	45	31
Chunghwa Telecom Co. Ltd.	221	877
Comcast Corporation - Class A (c) (f)	699	27,257
Deutsche Telekom AG	905	15,316
Electronic Arts Inc. (b)	—	45
Facebook, Inc. - Class A (b) (c)	81	18,375
HKT Trust	492	723
Intouch Holdings Public Company Limited	426	779
KDDI Corp.	68	2,036
LG Uplus Corp.	2	19
Liberty Broadband Corp. - Class C (b)	3	331
Liberty SiriusXM Group - Class A (b)	88	3,050
Liberty SiriusXM Group - Class C (b)	156	5,385
Live Nation Entertainment, Inc. (b)	7	307
Meituan Dianping (b)	46	1,033
Momo Inc. - ADR	6	104
MTN Group Ltd. (a)	22	69
Nippon Telegraph & Telephone Corp.	72	1,687
Singapore Telecommunications Limited	120	213
SK Telecom Co. Ltd.	—	80
Softbank Corp.	3	33
Telefonica SA	5	26
Tencent Holdings Limited (c)	313	20,202
The Madison Square Garden Company - Class A (b)	—	53
T-Mobile USA, Inc. (b)	17	1,774
Uber Technologies, Inc. (b) (c)	303	9,430
VeriSign, Inc. (b)	1	162
Verizon Communications Inc.	28	1,542
Vivendi SA	5	121
Vodafone Group Public Limited Company	11,667	18,615
Walt Disney Co. (c)	62	6,902
Wolters Kluwer NV	—	37
Zee Entertainment Enterprises Ltd.	230	523
Zillow Group, Inc. - Class C (a) (b)	20	1,152
		227,411
Financials 5.9%
AIA Group Limited	1,815	16,967
American International Group, Inc.	1	28
Ameriprise Financial, Inc.	—	60
AON Public Limited Company	—	96
B3 S.A. - Brasil, Bolsa, Balcao	13	131
Banco do Brasil SA	9	51
Banco Santander (Brasil) S.A.	7	36
Bank of America Corporation (c)	901	21,401
Berkshire Hathaway Inc. - Class B (b)	21	3,744
Brookfield Asset Management Inc. - Class A	1	17
Capital One Financial Corporation (c)	227	14,196
Cathay Financial Holding Co. Ltd.	431	612
China Merchants Bank Co., Ltd. - Class H	106	492
Chubb Limited	50	6,312
Citigroup Inc. (c)	187	9,542
CME Group Inc.	1	89
DBS Group Holdings Ltd.	70	1,050
Deutsche Boerse AG	1	177
Fairfax Financial Holdings Ltd.	—	114
Fubon Financial Holding Co. Ltd.	469	699
Guotai Junan Securities Co., Ltd. - Class H	9	13
Haitong Securities Co., Ltd. - Class H	29	23
Hana Financial Group Inc.	1	19
HDFC Asset Management Company Limited	1	24
Hong Kong Exchanges & Clearing Ltd.	—	9
Industrial and Commercial Bank of China Limited - Class H	716	435
ING Groep N.V.	759	5,307
Intercontinental Exchange, Inc.	1	129
Intesa Sanpaolo SpA (b)	1,617	3,114
JPMorgan Chase & Co. (c)	270	25,382
KB Financial Group Inc.	1	28
KBC Groep NV	74	4,272
	Shares/Par[1]	Value ($)
Manulife Financial Corp.	1	8
Marsh & McLennan Companies, Inc. (c)	161	17,252
Moody's Corp.	—	72
Morgan Stanley (c)	619	29,889
Old Mutual Public Limited Company	11	8
PICC Property & Casualty Co. Ltd. - Class H	62	51
Ping An Insurance (Group) Co of China Ltd - Class A	37	378
PT. Bank Central Asia Tbk	524	1,047
QBE Insurance Group Ltd.	9	55
Riyad Bank	3	15
Shinhan Financial Group Co. Ltd.	2	52
Sompo Holdings, Inc.	1	24
The Bank of New York Mellon Corporation	1	44
The Charles Schwab Corporation	152	5,141
The Travelers Companies, Inc.	14	1,589
U.S. Bancorp (c)	70	2,584
UniCredit S.p.A. (b)	1,956	18,143
United Overseas Bank Ltd.	124	1,803
Venustech Group Inc.	102	607
Visa Inc. - Class A	11	2,031
Wells Fargo & Company	49	1,244
Willis Towers Watson Public Limited Company	—	10
Wuhan Raycus Fiber Laser Technologies Co., Ltd	55	853
		197,469
Industrials 5.4%
A P Moller - Maersk A/S - Class B	—	26
Assa Abloy AB - Class B	1	21
Beijing Enterprises Holdings Ltd.	18	60
Brambles Limited	6	48
C.H. Robinson Worldwide, Inc.	20	1,599
Cie de Saint-Gobain (b)	25	908
Cintas Corp.	—	42
ComfortDelgro Corp. Ltd.	445	467
Country Garden Services Holdings Company Limited	13	63
CRRC Corporation Limited - Class H	45	19
Cummins Inc.	—	34
Deutsche Post AG (b)	4	137
DSV Panalpina A/S	11	1,336
East Japan Railway Co.	106	7,342
Eaton Corporation Public Limited Company	1	88
Eiffage (b)	12	1,126
Emerson Electric Co.	219	13,560
Experian PLC	1	40
FedEx Corporation	1	77
Ferguson PLC	19	1,530
Fortive Corporation	194	13,116
Fortune Brands Home & Security, Inc.	20	1,271
General Electric Company	12	83
Guangzhou Baiyun International Airport Xianglong Restaurant	287	620
Han's Laser Technology Industry Group Co., Ltd. - Class A (b)	112	571
Koninklijke Philips N.V. (b)	388	18,204
L3Harris Technologies, Inc.	130	22,029
Maeda Road Construction Co. Ltd.	12	230
Marubeni Corp.	6	25
Masco Corporation	50	2,531
Mitsubishi Heavy Industries Ltd.	7	159
Northrop Grumman Systems Corp. (c)	2	584
Raytheon BBN Technologies Corp. (c)	360	22,153
Relx PLC	1	23
Republic Services Inc.	—	33
Safran (b)	114	11,476
Schneider Electric SE (b)	1	91
SGS SA	—	66
Shanghai International Airport Co.Ltd.	62	636
Shenzhen Inovance technology Co., Ltd.	141	758
Siemens AG	263	31,242
Toshiba Corp.	—	3
Union Pacific Corporation (c)	138	23,295
United Parcel Service Inc. - Class B	1	86
Weichai Power Co., Ltd. - Class H (a)	11	21
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	22	57
		177,886

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

42

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Consumer Staples 3.2%
Ajinomoto Co. Inc.	562	9,323
Altria Group, Inc.	—	8
Amorepacific Corporation	—	16
Anhui Gujing Distillery Co., Ltd.	3	29
BIM Birlesik Magazalar A.S.	3	26
Carrefour SA	4	57
China Feihe Limited (a)	43	87
Coca-Cola European Partners PLC	1	50
Colgate-Palmolive Co.	30	2,206
Compania Cervecerias Unidas S.A. - ADR	8	109
Costco Wholesale Corporation (c)	28	8,364
Dali Foods Group Company Limited	92	56
Danone (b)	298	20,653
Diageo PLC	2	55
Dollar General Corporation	1	103
Familymart Co., Ltd.	4	69
Fomento Economico Mexicano SAB de CV (a)	6	36
George Weston Ltd.	—	8
Grupo Bimbo SAB de CV - Class A (a)	33	55
Guangdong Marubi Biotechnology Co., Ltd. (b)	47	570
Guangdong Wens Foodstuff Group Co., Ltd.	4	12
Henkel AG & Co. KGaA	2	126
Hershey Co.	—	31
Hindustan Unilever Ltd.	13	380
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	106	467
JBS S/A	105	413
Jeronimo Martins, SGPS, S.A. (b)	43	749
Koninklijke Ahold Delhaize N.V.	3	90
Kweichow Moutai Co., Ltd. - Class A	5	973
Loblaw Cos. Ltd.	—	23
Mondelez International, Inc. - Class A	32	1,642
Natura & Co Holding SA	1	10
Nestle SA	129	14,322
PepsiCo, Inc.	17	2,284
Philip Morris International Inc.	10	679
Procter & Gamble Co.	2	201
Seven & I Holdings Co., Ltd.	2	62
Target Corporation	1	148
Thai Beverage Public Company Limited	504	246
The Kroger Co.	2	66
The Simply Good Foods Company (b)	48	894
Tingyi Cayman Islands Holding Corp.	26	41
Unilever N.V.	270	14,432
Unilever PLC	132	7,117
Uni-President Enterprises Corp.	343	828
Walgreens Boots Alliance, Inc.	3	110
Walmart Inc. (c)	128	15,326
Want Want China Holdings Limited	746	565
Wesfarmers Ltd.	4	136
WH Group Limited	632	546
Wilmar International Limited	13	39
Woolworths Group Ltd.	1	16
Yifeng Pharmacy Chain Co., Ltd.	64	828
YiHai International Holdings Limited (a)	78	801
		106,483
Materials 3.1%
Air Products and Chemicals, Inc. (c)	94	22,757
Akzo Nobel N.V.	201	18,115
Anglo American Platinum Ltd.	1	38
Anglo American PLC	2	42
AngloGold Ashanti Ltd.	2	51
Anhui Conch Cement Company Limited - Class H	8	51
Barrick Gold Corp.	96	2,576
BHP Group PLC	1	24
BHP Group PLC (a)	4	107
China National Building Material Co., Ltd. - Class H	16	17
China Resources Cement Holdings Limited	56	69
Evonik Industries AG	1	28
First Quantum Minerals Ltd (a)	197	1,568
Formosa Chemicals & Fibre Corp.	192	493
Formosa Plastics Corp.	170	505
Freeport-McMoRan Inc. - Class B	141	1,630
Glencore PLC	25	53
	Shares/Par[1]	Value ($)
International Flavors & Fragrances Inc. (a)	130	15,980
Jiangxi Copper Company Limited - Class H	33	33
Kumba Iron Ore Ltd	1	39
LG Chem Ltd.	4	1,461
Nan Ya Plastics Corp.	232	509
Newcrest Mining Ltd.	69	1,519
Newmont Corporation	45	2,807
Nutrien Ltd.	1	28
POSCO	3	469
PPG Industries, Inc.	123	13,061
Quintis Limited (b) (d) (e)	3,771	2,004
Sesa Sterlite Ltd.	69	97
Shin-Etsu Chemical Co. Ltd.	95	11,084
Sika AG	7	1,281
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	14	3
Wheaton Precious Metals Corp. (a)	67	2,940
		101,439
Utilities 1.8%
American Water Works Company, Inc.	7	859
Centrais Eletricas Brasileiras SA	3	17
China Longyuan Power Group Corporation Limited - Class H	15	8
China Resources Power Holdings Co. Ltd.	64	75
CK Infrastructure Holdings Limited	105	541
CLP Holdings Ltd.	75	734
CPFL Energia S/A (b)	3	18
Electricite de France	4	41
Endesa SA (a)	1	24
Enel SpA	3,359	29,095
Engie (b)	3	42
ENGIE Brasil Energia S.A.	9	68
Fortum Oyj	6	124
Naturgy Energy Group SA	1	14
NextEra Energy, Inc. (c)	105	25,238
Snam Rete Gas SpA	233	1,139
Vistra Energy Corp.	85	1,582
		59,619
Energy 1.5%
Chevron Corporation	—	38
China Oilfield Services Ltd. - Class H	250	226
CNOOC Limited	84	93
Enbridge Inc.	477	14,504
Exxon Mobil Corporation	15	651
Formosa Petrochemical Corp.	103	309
Hess Corporation	69	3,601
Kinder Morgan, Inc.	2	38
Kunlun Energy Co. Ltd.	80	52
Marathon Petroleum Corporation	44	1,626
Neste Oyj	191	7,482
Oil & Natural Gas Corp. Ltd.	7	7
Petroleo Brasileiro SA	11	46
Petronet LNG Limited	113	384
Polski Koncern Naftowy Orlen S.A.	2	26
Reliance Industries Limited	48	506
Reliance Industries Ltd.	705	15,959
Repsol SA (a)	4	33
Royal Dutch Shell PLC - Class A	6	94
Royal Dutch Shell PLC - Class B	7	109
Schlumberger Ltd.	3	53
The Williams Companies, Inc.	179	3,401
Total SA	1	49
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras (b)	10	136
Woodside Petroleum Ltd.	—	7
		49,430
Real Estate 0.6%
Agile Group Holdings Limited	26	31
American Tower Corporation	10	2,683
AvalonBay Communities, Inc.	—	12
CapitaLand Ltd.	2,930	6,164
Crown Castle International Corp.	—	61
Digital Realty Trust Inc.	—	23
Goodman Funding Pty Ltd	3	29
Hang Lung Properties Ltd.	498	1,180
Hysan Development Co. Ltd.	115	370

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

43

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Mitsubishi Estate Co. Ltd.	109	1,618
Public Storage	1	125
Sun Hung Kai Properties Ltd.	481	6,149
Vonovia SE	35	2,136
Weyerhaeuser Company	45	1,012
		21,593
Total Common Stocks (cost $1,707,159)		1,972,008
GOVERNMENT AND AGENCY OBLIGATIONS 15.1%
Sovereign 5.5%
Abu Dhabi, Government of
3.13%, 04/16/30 (g)	815	897
Bundesrepublik Deutschland
0.00%, 08/15/50, EUR (h)	3,904	4,366
Cabinet of Ministers of Ukraine
7.75%, 09/01/25 (g)	888	926
Cabinet Office, Government of Japan
0.40%, 09/20/49, JPY	3,490,750	30,719
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.55%, 03/14/37	277	421
Commonwealth of Australia
3.00%, 03/21/47, AUD (e)	28,649	24,939
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	714	923
Estado Español
0.60%, 10/31/29, EUR	20,475	23,511
1.25%, 10/31/30, EUR (e)	2,781	3,373
2.70%, 10/31/48, EUR (e)	2,251	3,411
Export-Import Bank of India
3.88%, 02/01/28 (e)	398	412
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (g)	394	443
Gobierno Federal de los Estados Unidos Mexicanos
4.75%, 04/27/32	1,497	1,639
Government of the Republic of Panama
6.70%, 01/26/36	627	901
Greek Parliament
2.00%, 04/22/27, EUR (e)	6,917	8,300
Ministerul Finantelor Publice
6.13%, 01/22/44 (g)	332	436
Ministry of Diwan Amiri Affairs
3.40%, 04/16/25 (g)	1,630	1,775
4.40%, 04/16/50 (g)	348	432
Ministry of Finance People's Republic of China
3.29%, 05/23/29, CNY	122,330	17,808
Presidencia De La Nacion
0.00%, 01/15/23 - 01/15/28, EUR (b) (e) (i)	2,197	953
0.00%, 01/26/27 - 01/11/28 (b) (i)	10,708	4,236
0.00%, 12/31/33, EUR (b) (e) (i) (j)	1,922	931
Presidencia de la Republica de Colombia
4.50%, 03/15/29	1,468	1,596
Presidencia de la Republica Dominicana
5.50%, 01/27/25 (e)	427	431
6.88%, 01/29/26 (e)	332	345
Russia Government International Bond
5.25%, 06/23/47 (e)	600	792
Saudi Arabia, Kingdom of
4.63%, 10/04/47 (e)	1,177	1,374
Segretariato Generale Della Presidenza Della Repubblica
1.35%, 04/01/30, EUR	23,189	26,343
3.85%, 09/01/49, EUR (e)	11,672	17,685
The Arab Republic of Egypt
7.60%, 03/01/29 (e)	465	473
The Philippines, Government of
2.95%, 05/05/45	398	415
The Republic of Indonesia, The Government of
6.63%, 02/17/37 (e)	657	898
4.20%, 10/15/50	395	442
		182,546
U.S. Treasury Inflation Indexed Securities 3.8%
Treasury, United States Department of
0.63%, 04/15/23 (k)	14,101	14,663
	Shares/Par[1]	Value ($)
0.13%, 10/15/24 - 01/15/30 (k)	105,880	111,699
		126,362
U.S. Treasury Note 2.6%
Treasury, United States Department of
1.75%, 11/15/29 (f)	76,830	84,801
Mortgage-Backed Securities 2.0%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 07/15/48 (l)	64,999	67,736
U.S. Treasury Bond 1.2%
Treasury, United States Department of
1.13%, 05/15/40	5,638	5,585
2.38%, 11/15/49	28,114	34,695
		40,280
Total Government And Agency Obligations (cost $487,170)		501,725
CORPORATE BONDS AND NOTES 7.3%
Financials 2.2%
American Express Company
3.60%, (callable at 100 beginning 09/15/20) (m)	1,424	1,200
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (g)	204	201
Banco Santander, S.A.
2.75%, 05/28/25 (n)	600	620
3.49%, 05/28/30 (n)	200	214
Bank of America Corporation
4.00%, 01/22/25	1,154	1,271
2.59%, 04/29/31	2,850	3,019
BNP Paribas
3.38%, 01/09/25 (g)	993	1,073
Citigroup Inc.
5.95%, (callable at 100 beginning 08/15/20) (m)	2,045	1,931
3.35%, 04/24/25	1,605	1,733
3.11%, 04/08/26	2,665	2,864
4.41%, 03/31/31	1,391	1,643
5.32%, 03/26/41	857	1,161
Colfax Corporation
6.00%, 02/15/24 (g)	51	53
Ford Motor Credit Company LLC
5.13%, 06/16/25	353	353
General Motors Financial Company, Inc.
5.20%, 03/20/23	665	711
3.60%, 06/21/30	1,229	1,194
HSBC Holdings PLC
6.38%, (callable at 100 beginning 09/17/24) (m) (n)	4,166	4,202
4.95%, 03/31/30 (n)	514	616
ING Groep N.V.
4.10%, 10/02/23 (n)	3,039	3,332
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (a) (e)	420	414
JPMorgan Chase & Co.
2.08%, 04/22/26	2,485	2,577
2.18%, 06/01/28	830	859
3.11%, 04/22/51	1,300	1,400
Lloyds Bank PLC
13.00%, (callable at 100 beginning 01/22/29), GBP (e) (m)	2,288	4,845
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	248	298
2.25%, 11/15/30	1,000	1,040
MDGH - GMTN B.V
3.70%, 11/07/49 (g)	414	438
Mitsubishi UFJ Financial Group Inc
3.78%, 03/02/25	939	1,041
Morgan Stanley
4.83%, (3M USD LIBOR + 3.61%), (callable at 100 beginning 10/15/20) (m) (o)	1,618	1,436
2.19%, 04/28/26	1,845	1,918
3.62%, 04/01/31	3,846	4,401
Outfront Media Capital Corporation
6.25%, 06/15/25 (g)	139	141
5.00%, 08/15/27 (g)	55	50
Petrobras Global Finance B.V.
5.30%, 01/27/25	405	422

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

44

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
5.60%, 01/03/31	995	1,000
Prudential Financial, Inc.
5.88%, 09/15/42 (o)	1,233	1,304
5.63%, 06/15/43 (o)	851	905
Quicken Loans Inc.
5.75%, 05/01/25 (g)	100	102
5.25%, 01/15/28 (g)	83	86
The Goldman Sachs Group, Inc.
4.37%, (callable at 100 beginning 08/13/20) (m)	2,293	2,098
2.91%, 06/05/23	2,160	2,239
3.63%, 02/20/24	2,517	2,738
3.50%, 04/01/25	5,650	6,196
2.60%, 02/07/30	997	1,044
4.75%, 10/21/45	230	307
The Royal Bank of Scotland Group Public Limited Company
3.07%, 05/22/28 (n)	390	409
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (g)	1,405	1,583
UniCredit S.p.A.
5.46%, 06/30/35 (g) (n)	907	911
USB Capital IX
3.50%, (3M USD LIBOR + 1.02%), (callable at 100 beginning 08/13/20) (m) (o)	594	491
Wells Fargo & Company
3.75%, 01/24/24	1,438	1,571
3.07%, 04/30/41	1,567	1,634
		73,289
Communication Services 0.9%
AMC Networks, Inc.
5.00%, 04/01/24	82	81
4.75%, 08/01/25	65	64
AT&T Inc.
2.30%, 06/01/27	1,623	1,683
Charter Communications Operating, LLC
2.80%, 04/01/31	2,465	2,504
Comcast Corporation
2.80%, 01/15/51	885	900
CSC Holdings, LLC
5.50%, 05/15/26 (g)	629	648
4.13%, 12/01/30 (g)	1,440	1,431
4.63%, 12/01/30 (g)	460	447
Hughes Satellite Systems Corporation
7.63%, 06/15/21	379	391
iHeartCommunications, Inc.
6.38%, 05/01/26 (a)	2,425	2,416
8.38%, 05/01/27	740	679
5.25%, 08/15/27 (g)	395	378
4.75%, 01/15/28 (g)	332	307
Lamar Media Corp.
5.75%, 02/01/26	56	58
4.88%, 01/15/29 (g)	148	150
Level 3 Financing, Inc.
5.13%, 05/01/23	57	57
5.25%, 03/15/26	65	67
4.63%, 09/15/27 (g)	208	210
4.25%, 07/01/28 (g)	2,687	2,681
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (g) (m)	1,730	1,735
Netflix, Inc.
5.50%, 02/15/22	60	63
Sirius XM Radio Inc.
3.88%, 08/01/22 (g)	82	82
4.63%, 07/15/24 (g)	117	120
5.38%, 04/15/25 - 07/15/26 (g)	167	172
5.00%, 08/01/27 (g)	127	130
5.50%, 07/01/29 (g)	107	113
4.13%, 07/01/30 (g)	1,395	1,376
Tencent Holdings Limited
3.24%, 06/03/50 (g)	426	430
T-Mobile USA, Inc.
3.50%, 04/15/25 (g)	870	949
3.75%, 04/15/27 (g)	2,937	3,254
3.88%, 04/15/30 (g)	2,931	3,256
	Shares/Par[1]	Value ($)
2.55%, 02/15/31 (g)	2,140	2,146
		28,978
Health Care 0.7%
AbbVie Inc.
4.25%, 11/21/49 (g)	996	1,204
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (g)	224	226
Agilent Technologies, Inc.
2.10%, 06/04/30	840	859
Anthem, Inc.
2.25%, 05/15/30	1,850	1,902
3.13%, 05/15/50	995	1,033
Avantor, Inc.
6.00%, 10/01/24 (g)	128	133
Bausch Health Companies Inc.
5.50%, 11/01/25 (g)	113	116
5.75%, 08/15/27 (g)	34	36
6.25%, 02/15/29 (g)	226	227
Becton, Dickinson and Company
2.82%, 05/20/30	290	308
3.79%, 05/20/50	360	399
Bio City Development Company B.V.
0.00%, 07/06/18 (b) (d) (g) (i) (n)	600	76
Centene Corporation
4.75%, 01/15/25	1,280	1,310
5.25%, 04/01/25 (g)	93	96
5.38%, 08/15/26 (g)	63	66
4.25%, 12/15/27	208	215
Centene Escrow I Corporation
5.38%, 06/01/26 (g)	1,437	1,495
Charles River Laboratories International, Inc.
5.50%, 04/01/26 (a) (g)	43	45
CVS Health Corporation
3.63%, 04/01/27	510	573
3.75%, 04/01/30	1,020	1,173
5.05%, 03/25/48	997	1,301
DaVita Inc.
5.00%, 05/01/25	122	125
4.63%, 06/01/30 (g)	2,105	2,089
Elanco Animal Health
4.66%, 08/27/21 (a) (p)	41	42
5.02%, 08/28/23 (p)	64	67
HCA Inc.
5.38%, 09/01/26	199	216
3.50%, 09/01/30	3,041	2,915
5.25%, 06/15/49	664	795
Molina Healthcare, Inc.
5.38%, 11/15/22 (q)	60	62
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (g)	166	169
Pfizer Inc.
1.70%, 05/28/30	775	789
Select Medical Corporation
6.25%, 08/15/26 (g)	1,523	1,539
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	854	853
3.18%, 07/09/50	1,566	1,573
Teleflex Incorporated
4.63%, 11/15/27	42	44
Tenet Healthcare Corporation
4.63%, 07/15/24	351	344
5.13%, 05/01/25	115	111
4.88%, 01/01/26 (g)	172	169
6.25%, 02/01/27 (g)	128	127
4.63%, 09/01/24 - 06/15/28 (g)	209	205
		25,027
Consumer Discretionary 0.7%
Aramark Services, Inc.
4.75%, 06/01/26	41	40
5.00%, 02/01/28 (a) (g)	97	92
AutoNation, Inc.
4.75%, 06/01/30	442	480
BorgWarner Inc.
2.65%, 07/01/27	471	483

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

45

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (g)	52	50
Cedar Fair, L.P.
5.38%, 04/15/27	43	38
5.25%, 07/15/29 (a) (g)	42	38
Churchill Downs Incorporated
5.50%, 04/01/27 (g)	51	50
Colt Merger Sub, Inc.
5.75%, 07/01/25 (g)	436	438
CSC Holdings, LLC
5.38%, 02/01/28 (g)	204	212
Eldorado Resorts, Inc.
6.25%, 07/01/25 (g)	3,274	3,295
8.13%, 07/01/27 (g)	1,245	1,211
ERAC USA Finance LLC
3.80%, 11/01/25 (g)	995	1,044
General Motors Company
6.80%, 10/01/27	469	545
GLP Financing, LLC
4.00%, 01/15/31	1,118	1,108
Hanesbrands Inc.
4.63%, 05/15/24 (a) (g)	75	75
HD Supply, Inc.
5.38%, 10/15/26 (g)	64	65
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	125	124
Hilton Worldwide Holdings Inc.
4.63%, 04/01/25	74	72
4.88%, 04/01/27	50	49
International Game Technology PLC
6.50%, 02/15/25 (a) (g)	200	204
5.25%, 01/15/29 (g)	400	391
KFC Holding Co.
5.25%, 06/01/26 (g)	199	204
L Brands, Inc.
6.88%, 07/01/25 (g)	199	205
Lennar Corporation
4.75%, 04/01/21	41	42
4.13%, 01/15/22	49	50
4.50%, 04/30/24	55	57
Lowe`s Companies, Inc.
5.13%, 04/15/50	890	1,228
Magna International Inc.
2.45%, 06/15/30	115	118
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (g)	1,145	1,170
6.50%, 09/15/26	66	67
McDonald's Corporation
3.50%, 07/01/27	740	839
4.45%, 09/01/48	878	1,084
4.20%, 04/01/50	997	1,202
Newell Brands Inc.
4.35%, 04/01/23 (p)	116	120
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (g)	199	198
S.A.C.I.Falabella
4.38%, 01/27/25 (e)	404	425
Six Flags Operations Inc.
4.88%, 07/31/24 (g)	82	74
Starbucks Corporation
2.55%, 11/15/30	997	1,046
3.50%, 11/15/50	997	1,049
Tempur Sealy International, Inc.
5.50%, 06/15/26	50	51
The Home Depot, Inc.
3.30%, 04/15/40	1,498	1,691
The TJX Companies, Inc.
3.88%, 04/15/30	687	808
The William Carter Company
5.63%, 03/15/27 (g)	43	44
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (g)	42	41
		21,917
	Shares/Par[1]	Value ($)
Information Technology 0.6%
Broadcom Inc.
3.15%, 11/15/25 (g)	255	271
4.15%, 11/15/30 (g)	685	745
Commscope, Inc.
7.13%, 07/01/28 (g)	262	262
Fiserv, Inc.
2.65%, 06/01/30	925	979
Global Payments Inc.
2.90%, 05/15/30	1,019	1,066
Inception Merger Sub, Inc.
8.63%, 11/15/24 (a) (g)	232	235
International Business Machines Corporation
1.95%, 05/15/30	1,617	1,647
2.85%, 05/15/40	915	950
2.95%, 05/15/50	465	480
Lam Research Corporation
1.90%, 06/15/30	405	413
3.13%, 06/15/60	250	264
Microchip Technology Incorporated
4.33%, 06/01/23	942	1,011
NVIDIA Corporation
3.50%, 04/01/50	750	858
Oracle Corporation
2.80%, 04/01/27	2,963	3,233
2.95%, 04/01/30	2,963	3,295
3.60%, 04/01/40	2,963	3,353
		19,062
Industrials 0.5%
Carrier Global Corporation
2.24%, 02/15/25 (g)	663	679
3.58%, 04/05/50 (g)	663	647
Clark Equipment Company
5.88%, 06/01/25 (g)	159	163
Clean Harbors, Inc.
4.88%, 07/15/27 (g)	45	46
DP World UAE Region FZE
6.85%, 07/02/37 (e)	340	411
Ellaktor Value Plc
6.38%, 12/15/24, EUR (g)	2,425	2,268
Ferguson Finance PLC
3.25%, 06/02/30 (g)	980	1,000
General Electric Company
4.35%, 05/01/50	390	387
H&E Equipment Services, Inc.
5.63%, 09/01/25	80	81
Masonite International Corporation
5.38%, 02/01/28 (g)	109	112
Meritor, Inc.
6.25%, 06/01/25 (g)	166	168
Norfolk Southern Corporation
3.05%, 05/15/50	705	729
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (g)	199	200
Standard Industries Inc.
5.00%, 02/15/27 (g)	42	43
4.38%, 07/15/30 (g)	240	237
Summit Materials, LLC
6.13%, 07/15/23	52	52
Terex Corporation
5.63%, 02/01/25 (g)	50	46
TransDigm Inc.
6.25%, 03/15/26 (g)	6,075	6,077
Union Pacific Corporation
3.25%, 02/05/50	996	1,090
United Rentals (North America), Inc.
5.50%, 07/15/25	199	204
4.63%, 10/15/25	61	61
5.88%, 09/15/26	86	90
6.50%, 12/15/26	95	100
5.50%, 05/15/27	86	89
4.88%, 01/15/28	138	141
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	952	1,070

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

46

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
7.00%, 07/14/28, EUR	631	709
WESCO Distribution, Inc.
7.25%, 06/15/28 (g)	250	263
XPO Logistics, Inc.
6.13%, 09/01/23 (g)	45	46
6.75%, 08/15/24 (g)	88	92
6.25%, 05/01/25 (g)	530	555
		17,856
Materials 0.5%
Bemis Company, Inc.
2.63%, 06/19/30	350	358
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42 (e)	828	906
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (g)	62	63
5.13%, 03/15/23 (g)	42	43
5.13%, 05/15/24 (a) (g)	64	66
Freeport-McMoRan Inc.
5.00%, 09/01/27	199	200
Georgia-Pacific LLC
2.10%, 04/30/27 (g)	620	641
2.30%, 04/30/30 (g)	2,745	2,859
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (g)	232	210
Newmont Corporation
2.25%, 10/01/30	997	1,012
Quintis Ltd
7.50%, 10/01/26 (d) (j)	432	432
0.00%, 10/01/28 (d) (j)	7,017	7,017
Steel Dynamics, Inc.
3.25%, 01/15/31	99	101
The Dow Chemical Company
3.63%, 05/15/26	1,066	1,175
The Sherwin-Williams Company
3.80%, 08/15/49	996	1,088
U.S. Concrete, Inc.
6.38%, 06/01/24	50	50
		16,221
Energy 0.5%
Buckeye Partners, L.P.
4.35%, 10/15/24	200	190
4.13%, 03/01/25 (g)	950	911
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	323	322
5.63%, 10/01/26	93	92
CrownRock, L.P.
5.63%, 10/15/25 (g)	96	86
Ecopetrol S.A.
6.88%, 04/29/30	807	929
Empresa Nacional del Petroleo
4.50%, 09/14/47 (e)	442	460
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (g)	41	39
5.75%, 01/30/28 (g)	84	81
Energy Transfer LP
4.05%, 03/15/25	688	731
Exxon Mobil Corporation
3.45%, 04/15/51 (n)	1,145	1,270
Great Western Petroleum LLC
9.00%, 09/30/21 (g)	530	318
Marathon Petroleum Corporation
4.70%, 05/01/25	858	961
ONEOK Partners, L.P.
4.90%, 03/15/25	1,583	1,719
ONEOK, Inc.
2.75%, 09/01/24	929	933
Parsley Energy, LLC
5.38%, 01/15/25 (g)	488	476
5.25%, 08/15/25 (g)	1,062	1,020
5.63%, 10/15/27 (g)	59	58
PBF Holding Company LLC
9.25%, 05/15/25 (g)	1,055	1,126
Petroleos Mexicanos
4.50%, 01/23/26 (a)	465	407
	Shares/Par[1]	Value ($)
PETRONAS Capital Limited
4.55%, 04/21/50 (g)	343	434
PT Pertamina (Persero)
3.65%, 07/30/29 (e)	844	881
QEP Resources, Inc.
6.88%, 03/01/21	81	78
Saudi Arabian Oil Company
4.25%, 04/16/39 (e)	450	501
SM Energy Company
1.50%, 07/01/21 (n)	186	171
6.13%, 11/15/22	225	164
10.00%, 01/15/25 (g)	873	831
Sunoco Logistics Partners Operations L.P.
4.00%, 10/01/27	333	342
Sunoco LP
4.88%, 01/15/23	81	81
5.50%, 02/15/26	66	64
6.00%, 04/15/27	50	50
Targa Resource Corporation
6.75%, 03/15/24	49	49
5.13%, 02/01/25	42	40
5.88%, 04/15/26	85	84
5.38%, 02/01/27	42	41
6.50%, 07/15/27	68	69
6.88%, 01/15/29	69	72
WPX Energy, Inc.
5.75%, 06/01/26	42	41
		16,122
Real Estate 0.4%
American Tower Corporation
3.10%, 06/15/50	1,485	1,460
CapitaLand Limited
1.95%, 10/17/23, SGD (g) (n)	2,250	1,531
Crown Castle International Corp.
4.15%, 07/01/50	1,571	1,805
ESH Hospitality, Inc.
5.25%, 05/01/25 (g)	107	104
Forestar Group Inc.
5.00%, 03/01/28 (g)	1,650	1,594
Hospitality Properties Trust
5.00%, 08/15/22	781	762
Iron Mountain Incorporated
5.25%, 07/15/30 (a) (g)	1,564	1,532
Mattamy Homes Limited
4.63%, 03/01/30 (g)	785	757
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	91	95
4.63%, 06/15/25 (g)	475	468
MPT Operating Partnership, L.P.
5.00%, 10/15/27	118	121
Service Properties Trust
4.50%, 06/15/23	555	530
The Howard Hughes Corporation
5.38%, 03/15/25 (g)	83	77
VICI Properties Inc.
3.50%, 02/15/25 (g)	567	533
3.75%, 02/15/27 (g)	545	512
4.13%, 08/15/30 (g)	650	620
		12,501
Utilities 0.2%
Calpine Corporation
5.13%, 03/15/28 (g)	199	195
Comisión Federal de Electricidad
4.75%, 02/23/27 (e)	841	885
NRG Energy, Inc.
7.25%, 05/15/26	87	92
6.63%, 01/15/27	104	109
5.75%, 01/15/28	70	74
5.25%, 06/15/29 (g)	63	66
Pacific Gas And Electric Company
5.00%, 07/01/28	904	899
5.25%, 07/01/30	155	156
Saudi Electricity Global Sukuk Company 2
5.06%, 04/08/43 (e)	372	424

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

47

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Talen Energy Supply, LLC
7.63%, 06/01/28 (g)	1,215	1,219
Vistra Operations Company LLC
5.50%, 09/01/26 (g)	85	87
5.63%, 02/15/27 (g)	2,105	2,160
5.00%, 07/31/27 (g)	110	112
		6,478
Consumer Staples 0.1%
Albertsons Companies, Inc.
6.63%, 06/15/24	104	107
5.75%, 03/15/25	303	309
China Milk Products Group Limited
0.00%, 01/05/12 (b) (i) (n)	100	—
Darling Ingredients Inc.
5.25%, 04/15/27 (g)	43	44
Energizer Holdings, Inc.
4.75%, 06/15/28 (g)	299	293
General Mills, Inc.
2.88%, 04/15/30	1,683	1,828
JBS USA Finance, Inc.
6.75%, 02/15/28 (g)	81	86
JBS USA Food Company
5.75%, 06/15/25 (g)	286	290
6.50%, 04/15/29 (g)	126	134
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 (g)	70	73
4.88%, 11/01/26 (g)	70	73
Mondelez International, Inc.
2.75%, 04/13/30	1,335	1,439
Pilgrim's Pride Corporation
5.88%, 09/30/27 (g)	73	73
REI Agro Limited
0.00%, 11/13/14 (b) (e) (i) (n)	628	4
0.00%, 11/13/14 (b) (g) (i) (n)	185	1
Safeway Inc.
3.50%, 02/15/23 (g)	66	67
7.50%, 03/15/26 (g)	54	58
Spectrum Brands, Inc.
5.50%, 07/15/30 (g)	146	146
		5,025
Total Corporate Bonds And Notes (cost $237,712)		242,476
INVESTMENT COMPANIES 4.5%
Consumer Discretionary Select Sector SPDR Fund (a)	28	3,632
Financial Select Sector SPDR Fund (a)	137	3,178
Industrial Select Sector SPDR Fund (a)	82	5,642
Invesco QQQ Trust (a) (c)	21	5,130
iShares China Large-Cap ETF (a) (r)	80	3,158
iShares iBoxx USD High Yield Corporate Bond ETF (a) (r)	284	23,216
iShares iBoxx USD Investment Grade Corporate Bond ETF (a) (r)	25	3,318
iShares MSCI Emerging Markets ETF (r)	13	505
iShares Nasdaq Biotechnology Index Fund (a) (r)	5	635
iShares Russell 2000 ETF (a) (c) (r)	38	5,476
iShares S&P 500 Value Index Fund (r)	35	3,752
KraneShares CSI China Internet ETF (a)	20	1,244
SPDR Gold Trust ETF (b) (c)	432	72,365
SPDR S&P 500 ETF (a) (c)	50	15,366
United States Oil Fund, LP (a) (b)	29	821
VanEck Vectors Semiconductor ETF (a) (c)	17	2,600
Total Investment Companies (cost $145,081)		150,038
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.1%
1211 Avenue of the Americas Trust
Series 2015-D-1211, REMIC, 4.28%, 08/12/25 (o)	665	686
Atrium XII LLC
Series AR-12A, 1.93%, (3M USD LIBOR + 0.83%), 04/22/27 (o)	262	259
BANK 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	302	340
Barings CLO Ltd
Series 2016-AR-2A, REMIC, 2.22%, (3M USD LIBOR + 1.08%), 07/20/28 (o)	264	262
	Shares/Par[1]	Value ($)
BBCMS Mortgage Trust
Series 2018-C-TALL, REMIC, 1.31%, (1M USD LIBOR + 1.12%), 03/16/37 (o) (q)	744	699
Benefit Street Partners CLO II, Ltd.
Series 2013-A1R-IIA, 2.47%, (3M USD LIBOR + 1.25%), 07/15/29 (o)	250	247
Benefit Street Partners CLO XII, Ltd.
Series 2017-A1-12A, 2.47%, (3M USD LIBOR + 1.25%), 10/15/30 (o)	264	258
Benefit Street Partners CLO XIX Ltd
Series 2019-A-19A, 3.23%, (3M USD LIBOR + 1.35%), 01/18/33 (o)	250	244
Benefit Street Partners CLO XVIII Ltd
Series 2019-A-18A, 2.56%, (3M USD LIBOR + 1.34%), 10/15/32 (o)	381	372
BWAY Mortgage Trust
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	300	300
BX Commercial Mortgage Trust
Series 2018-G-IND, REMIC, 2.23%, (1M USD LIBOR + 2.05%), 10/15/20 (o)	389	376
Series 2019-G-XL, REMIC, 2.49%, (1M USD LIBOR + 2.30%), 10/15/21 (o)	1,409	1,342
Series 2019-J-XL, REMIC, 2.84%, (1M USD LIBOR + 2.65%), 10/15/21 (o)	478	452
Series 2018-D-BIOA, REMIC, 1.51%, (1M USD LIBOR + 1.32%), 03/16/37 (o)	200	191
BX Trust
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29	1,238	1,146
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29	1,735	1,540
Carlyle Global Market Strategies CLO Ltd
Series 2015-A1R-3A, 1.89%, (3M USD LIBOR + 1.00%), 07/28/28 (o)	250	247
Catskill Park CLO Ltd
Series 2017-A1B-1A, 2.49%, (3M USD LIBOR + 1.35%), 04/20/29 (o)	254	247
CD Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27	132	137
CGDBB Commercial Mortgage Trust
Series 2017-E-BIOC, REMIC, 2.33%, (1M USD LIBOR + 2.15%), 07/15/32 (o)	509	484
Chenango Park CLO Ltd
Series 2018-A2-1A, 2.77%, (3M USD LIBOR + 1.55%), 04/15/30 (o)	264	255
CIFC Funding II, Ltd.
Series 2017-A1-4A, 2.27%, (3M USD LIBOR + 1.25%), 10/24/30 (o)	250	245
CIFC Funding III, Ltd.
Series 2017-A1-3A, 2.36%, (3M USD LIBOR + 1.22%), 07/22/30 (o)	290	285
CIFC Funding V, Ltd.
Series 2015-A1R-5A, 1.85%, (3M USD LIBOR + 0.86%), 10/25/27 (o)	258	254
COMM Mortgage Trust
Series 2019-A-521F, REMIC, 1.08%, (1M USD LIBOR + 0.90%), 06/15/21 (o)	441	428
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	616	666
Cook Park CLO, Ltd.
Series 2018-B-1A, 2.53%, (3M USD LIBOR + 1.40%), 04/17/30 (o)	258	248
CORE Mortgage Trust
Series 2019-F-CORE, REMIC, 2.53%, (1M USD LIBOR + 2.35%), 12/15/20 (o)	307	291
CSAIL Commercial Mortgage Trust
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	1,802	1,929
Dryden XXVI Senior Loan Fund
Series 2013-AR-26A, 2.12%, (3M USD LIBOR + 0.90%), 04/16/29 (o)	250	245
GRACE Mortgage Trust
Series 2014-B-GRCE, REMIC, 3.52%, 06/10/21	550	551
Gulf Stream Meridian 1 Ltd
Series 2020-A1-IA, 3.01%, (3M USD LIBOR + 1.37%), 04/15/33 (o)	762	745
Harvest CLO XVIII Designated Activity Company
Series B-18X, 1.20%, (3M EURIBOR + 1.20%), 10/15/30, EUR (e) (o)	102	111

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

48

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Hudson Yards Mortgage Trust
Series 2016-E-10HY, REMIC, 3.08%, 08/12/26 (o)	138	132
JPMCC Commercial Mortgage Securities Trust
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	782
JPMorgan Ultra-Short Income ETF
Series 2019-A2-2A, 2.74%, (3M USD LIBOR + 1.60%), 04/20/27 (o)	255	249
KKR CLO 11 Ltd
Series AR-11, 2.40%, (3M USD LIBOR + 1.18%), 01/15/31 (o)	250	243
Madison Park Funding XI, Ltd.
Series 2013-AR-11A, 2.20%, (3M USD LIBOR + 1.16%), 07/23/29 (g) (o)	250	247
Madison Park Funding XIII Ltd
Series 2014-BR2-13A, 2.64%, (3M USD LIBOR + 1.50%), 04/19/30 (o)	250	241
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 2.30%, (3M USD LIBOR + 1.19%), 10/21/30 (o)	258	253
Mariner CLO 8 Ltd
Series 2020-A-8A, 2.44%, (3M USD LIBOR + 1.27%), 04/20/33 (o)	381	372
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C-C24, REMIC, 4.49%, 07/17/25 (o)	99	93
Series 2016-A4-C32, REMIC, 3.72%, 12/17/26	518	579
Navient Funding, LLC
Series 2006-A5-A, 0.60%, (3M USD LIBOR + 0.29%), 06/15/39 (o)	1,057	980
Navient Private Education Loan Trust
Series 2005-A4-B, REMIC, 0.64%, (3M USD LIBOR + 0.33%), 06/15/39 (o)	698	639
Navient Private Education Refi Loan Trust
Series 2014-A3-AA, 1.78%, (1M USD LIBOR + 1.60%), 04/15/25 (o)	908	854
Series 2019-A2A-A, 3.42%, 04/17/28	361	369
Oak Hill European Credit Partners IV Designated Activity Company
Series 2017-B1-6X, 1.20%, (3M EURIBOR + 1.20%), 01/20/32, EUR (e) (o)	104	113
OCP CLO Ltd
Series 2015-A1R-9A, 2.02%, (3M USD LIBOR + 0.80%), 07/15/27 (g) (o)	149	148
Series 2017-A1A-13A, 2.48%, (3M USD LIBOR + 1.26%), 07/15/30 (o)	250	246
Series 2017-A2A-13A, 3.02%, (3M USD LIBOR + 1.80%), 07/15/30 (o)	264	254
Octagon Investment Partners 36 Ltd
Series 2018-A1-1A, 2.19%, (3M USD LIBOR + 0.97%), 04/15/31 (o)	250	244
OHA Credit Funding 3 LTD
Series 2019-B1-3A, 2.94%, (3M USD LIBOR + 1.80%), 07/20/32 (o)	256	249
OHA Loan Funding Ltd
Series 2015-A1R2-1A, 1.73%, (3M USD LIBOR + 1.34%), 11/15/32 (o)	400	391
Onemain Financial Issuance Trust
Series 2020-A-1A, 3.84%, 05/14/32	3,190	3,286
Palmer Square Loan Funding Ltd
Series 2018-A2-2A, 2.27%, (3M USD LIBOR + 1.05%), 07/15/26 (o)	275	270
Rockford Tower Europe CLO Designated Activity Company
Series 2018-B-1X, 1.85%, (3M EURIBOR + 1.85%), 12/20/31, EUR (e) (o)	100	111
RR 2 Ltd
Series 2017-A2-2A, 2.82%, (3M USD LIBOR + 1.60%), 10/15/29 (o)	255	250
SLM Private Credit Student Loan Trust
Series 2007-A4A-A, 0.55%, (3M USD LIBOR + 0.24%), 12/15/41 (o)	1,130	1,048
SLM Private Education Loan Trust
Series 2010-A5-C, 4.93%, (1M USD LIBOR + 4.75%), 04/15/24 (o)	2,470	2,593
SMB Private Education Loan Trust
Series 2019-A2A-A, 3.44%, 07/15/36	915	928
Series 2020-A2A-PTA, 1.60%, 09/15/54	1,564	1,542
	Shares/Par[1]	Value ($)
Sofi Professional Loan Program LLC
Series 2019-A2FX-A, 3.69%, 06/15/48	540	562
Sofi Professional Loan Program Trust
Series 2018-A2FX-B, 3.34%, 06/25/27	270	273
TICP CLO XV Ltd
Series 2020-A-15A, 2.92%, (3M USD LIBOR + 1.28%), 04/20/33 (o)	255	249
UBS Commercial Mortgage Trust
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	195
VNDO Trust
Series 2016-D-350P, REMIC, 4.03%, 01/12/27 (o)	325	333
Wells Fargo Commercial Mortgage Trust
Series 2018-A-1745, REMIC, 3.87%, 06/15/28 (o)	332	366
Total Non-U.S. Government Agency Asset-Backed Securities (cost $35,590)		35,766
PREFERRED STOCKS 0.7%
Financials 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23 (a) (b) (g) (n)	5	5,359
Banco Bradesco S.A. (n)	4	16
Itau Unibanco Holding S.A. (n)	153	723
Wells Fargo & Company - Series L, 7.50% (m) (n)	1	1,158
		7,256
Information Technology 0.2%
Lookout, Inc. - Series F (b) (d) (e)	284	3,164
Palantir Technologies Inc. - Series I (b) (d) (e)	512	3,521
		6,685
Health Care 0.2%
Becton, Dickinson and Company, 6.00%, 06/01/23 (a) (b) (n)	52	2,774
Boston Scientific Corporation, 5.50%, 06/01/23 (b) (n)	14	1,425
Grand Round, Inc. - Series C (b) (d) (e)	639	2,370
		6,569
Consumer Discretionary 0.1%
Aptiv PLC, 5.50%, 06/15/23 (b) (n)	21	2,116
Utilities 0.0%
Centrais Eletricas Brasileiras SA - Series B	5	32
Energy 0.0%
Petroleo Brasileiro S/A Petrobras. (n)	4	18
Total Preferred Stocks (cost $21,778)		22,676
SENIOR FLOATING RATE INSTRUMENTS 0.7%
Industrials 0.2%
Boels Topholding
Term Loan B, 0.00%, (6M EURIBOR + 4.00%), 02/06/27, EUR (o) (s)	4,780	5,152
Douglas Dynamics LLC
2020 Incremental Term Loan B, 4.75%, (3M LIBOR + 3.75%), 06/05/26 (o)	236	230
Filtration Group Corporation
Term Loan, 0.00%, 04/11/22 (b) (i)	486	88
Vertical Newco
Term Loan, 0.00%, (6M EURIBOR + 4.25%), 07/01/27, EUR (o) (s)	1,086	1,196
		6,666
Communication Services 0.2%
VodafoneZiggo Group Holding B.V.
Term Loan, 3.00%, (3M EURIBOR + 3.00%), 01/16/29, EUR (o)	6,053	6,557
Consumer Discretionary 0.2%
Airbnb, Inc.
USD Term Loan, 8.50%, (3M LIBOR + 7.50%), 04/17/25 (d) (o)	1,170	1,211
Caesars Resort Collection, LLC
Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/19/25 (o) (s)	671	629
Hilton Worldwide Finance, LLC
2018 Term Loan B, 1.93%, (1M LIBOR + 1.75%), 10/25/23 (o)	2,923	2,754
		4,594

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

49

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Consumer Staples 0.1%
Casino Guichard Perrachon SA
Term Loan, 5.50%, (3M EURIBOR + 5.50%), 01/31/24, EUR (o)	3,594	3,938
Utilities 0.0%
Pacific Gas And Electric Company
2017 Term Loan B, 5.50%, (3M LIBOR + 4.50%), 06/18/25 (o)	929	912
Energy 0.0%
Fieldwood Energy LLC
Exit 2nd Lien Term Loan, 0.00%, 04/11/23 (b) (i)	656	4
Total Senior Floating Rate Instruments (cost $23,911)		22,671
TRUST PREFERREDS 0.2%
Financials 0.2%
Citigroup Capital XIII, 7.13%, (callable at 25 beginning 08/12/20)	101	2,665
GMAC Capital Trust I, 6.18%, (callable at 25 beginning 08/12/20)	110	2,477
Total Trust Preferreds (cost $5,669)		5,142
RIGHTS 0.0%
Repsol, S.A. (a) (b)	3	2
Telefonica SA (a) (b)	5	1
T-Mobile USA, Inc. (b)	17	3
Total Rights (cost $3)		6
SHORT TERM INVESTMENTS 13.6%
U.S. Treasury Bill 7.6%
Treasury, United States Department of
0.11%, 07/07/20 (t)	27,000	26,999
1.55%, 07/09/20 (t)	50,000	49,999
0.10%, 07/14/20 (t)	6,500	6,500
0.14%, 07/16/20 (t)	28,000	27,998
0.09%, 07/23/20 (t)	46,000	45,996
1.54%, 08/13/20 (t)	25,000	24,996
1.54%, 08/20/20 (t)	8,750	8,748
0.41%, 09/10/20 (t)	38,000	37,990
0.13%, 09/22/20 (t)	22,000	21,993
		251,219
Treasury Securities 4.7%
Cabinet Office, Government of Japan
-0.17%, 07/20/20, JPY (t)	2,361,950	21,876
-0.20%, 07/27/20, JPY (t)	2,583,450	23,928
-0.16%, 08/03/20, JPY (t)	2,708,300	25,084
-0.16%, 08/11/20, JPY (t)	3,322,950	30,778
-0.13%, 08/17/20, JPY (t)	2,987,550	27,672
-0.13%, 09/07/20, JPY (t)	928,150	8,598
-0.12%, 09/14/20, JPY (t)	2,048,900	18,980
		156,916
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (r) (u)	43,915	43,915
Total Short Term Investments (cost $453,243)		452,050
Total Investments 102.5% (cost $3,117,316)		3,404,558
Total Securities Sold Short (0.1)% (proceeds $1,751)		(2,586)
Total Purchased Options 1.2% (cost $31,029)		38,535
Other Derivative Instruments (0.9)%		(31,459)
Other Assets and Liabilities, Net (2.7)%		(86,592)
Total Net Assets 100.0%		3,322,456

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Non-income producing security.

(c)  All or a portion of the security is subject to a written call option.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  All or a portion of the security is pledged or segregated as collateral.

Shares/Par[1]	Value ($)

(g)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $89,827 and 2.7% of the Fund.

(h)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i)  As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k)   Treasury inflation indexed note, par amount is adjusted for inflation.

(l)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $67,266.

(m)  Perpetual security. Next contractual call date presented, if applicable.

(n)  Convertible security.

(o)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(p)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(q)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(r)  Investment in affiliate.

(s)  This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(t)  The coupon rate represents the yield to maturity.

(u)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
Communication Services (0.1%)
Netflix, Inc. (6)	(2,586)
Total Common Stocks (proceeds $1,751)	(2,586)
Total Securities Sold Short (0.1%) (proceeds $1,751)	(2,586)

JNL/DFA International Core Equity Fund
COMMON STOCKS 98.4%
Japan 24.4%
Adastria Co. Ltd.	1	16
Adeka Corporation	2	20
Advantest Corporation	1	51
AEON Co. Ltd.	2	42
Aeon Delight Co.,Ltd.	1	22
AEON Financial Service Co. Ltd.	1	15
AEON Mall Co. Ltd.	1	19
Aichi Steel Corporation	1	14
Aida Engineering,Ltd.	2	16
AIFUL Corporation (a)	5	12
Ain Holdings Inc	—	26
Air Water Inc.	2	24
Aisin Seiki Co. Ltd.	2	47
Ajinomoto Co. Inc.	1	20
Alfresa Holdings Corp.	1	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

50

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
All Nippon Airways Co. Ltd. (a)	1	16
ALPS Alpine Co. Ltd.	4	49
Amada Co. Ltd.	5	38
AMANO Corporation	1	17
Anritsu Corporation	1	31
AOKI Holdings Inc.	3	15
Aoyama Trading Co., Ltd.	2	12
Aozora Bank, Ltd. (b)	1	19
Arata Corporation	1	31
ArcLand Sakamoto Co., Ltd.	2	30
ARCS Company, Ltd	1	16
Arisawa Manufacturing Co., Ltd.	2	12
Asahi Breweries Ltd.	1	39
Asahi Glass Co. Ltd.	1	14
Asahi Holdings, Inc.	1	29
Asahi Intecc Co., Ltd.	1	23
Asahi Kasei Corp.	8	70
Asics Corp. (b)	2	24
Astellas Pharma Inc.	4	70
Autobacs Seven Co., Ltd.	1	9
Avex Inc.	1	9
Bandai Namco Holdings Inc. (b)	1	26
Bando Chemical Industries, Ltd.	1	7
Bank of Kyoto Ltd.	1	21
Bank of The Ryukyus, Limited	1	11
BayCurrent Consulting , Inc.	1	50
Belc CO., LTD.	—	21
Bellsystem24 Holdings, Inc.	2	21
Benesse Holdings Inc.	1	24
Bengo4.com, Inc. (a)	1	48
Bic Camera Inc.	2	23
BML Inc.	1	16
BrainPad Inc. (a)	—	17
Bridgestone Corp. (b)	3	80
Broadleaf Co.,Ltd.	4	18
Brother Industries Ltd.	2	32
Bunka Shutter Co. Ltd.	2	12
C. Uyemura & Co., Ltd.	—	24
Calbee,Inc.	1	22
Canon Electronics Inc.	1	21
Canon Inc. (b)	1	24
Canon Marketing Japan Inc.	1	10
Casio Computer Co. Ltd.	1	23
Central Glass Co., Ltd.	1	19
Central Japan Railway Co.	—	31
China Bank Ltd.	4	20
Chiyoda Co., Ltd.	1	11
ChubuShiryo Co., Ltd.	1	15
Chudenko Corporation	1	21
Chugai Pharmaceutical Co. Ltd.	1	48
Chugoku Electric Power Co. Inc.	1	19
Citizen Watch Co., Ltd.	5	15
CMK Corporation	2	7
Coca-Cola Bottlers Japan Holdings Inc.	1	11
Colowide Co., Ltd. (b)	1	16
COMSYS Holdings Corporation	1	24
Concordia Financial Group, Ltd.	6	19
Create SD Holdings.Co., Ltd	1	28
Credit Saison Co. Ltd. (b)	2	22
CyberAgent Inc. (b)	1	29
Dai Nippon Printing Co. Ltd. (b)	1	25
Daibiru Corp.	1	8
Daicel Corp.	3	23
Daido Metal Co., Ltd.	3	16
Daido Steel Co., Ltd.	1	18
Daifuke Co. Ltd.	—	35
Daiichi Jitsugyo Co., Ltd.	1	24
Dai-ichi Life Holdings, Inc.	2	26
Daiichikosho Co., Ltd.	1	15
Daikin Industries Ltd.	1	80
DaikyoNishikawa Corporation	1	6
Dainippon Sumitomo Pharma Co. Ltd. (b)	1	17
Daio Paper Corporation	1	16
Daishi Hokuetsu Financial Group, Inc.	1	10
Daito Pharmaceutical Co.,Ltd.	1	26
	Shares/Par[1]	Value ($)
Daito Trust Construction Co. Ltd.	—	37
Daiwa House Industry Co. Ltd.	3	75
Daiwa Securities Group Inc.	7	30
Daiwabo Holdings Co., Ltd.	1	33
Dena Co., Ltd.	1	15
Denka Company Limited	1	17
Denso Corp.	1	43
Dentsu Inc. (b)	2	38
Dexerials Corporation	2	14
DIC Corp.	1	20
DIP Corporation	1	28
DMG Mori Co., Ltd.	2	29
Doshisha Co., Ltd.	1	11
DOUTOR·NICHIRES Holdings Co., Ltd.	1	19
Dowa Holdings Co. Ltd.	1	21
DTS Corporation	1	12
East Japan Railway Co.	—	28
EBARA Corporation	1	16
Eisai Co. Ltd.	1	63
EIZO Corporation	1	23
Elecom Co.,Ltd.	1	34
Electric Power Development Co., Ltd.	1	19
En-Japan Inc.	1	15
EPS Holdings Inc	1	13
Exedy Corp.	1	16
Ezaki Glico Co.,Ltd.	1	24
F.C.C. Co. Ltd.	1	19
Familymart Co., Ltd.	3	45
FANCL Corporation	1	30
Fanuc Ltd.	—	36
Fast Retailing Co. Ltd.	—	57
Ferrotec Holdings Corporation	3	18
Financial Products Group Co.,Ltd.	2	8
FP Corporation	—	32
Fuji Co., Ltd.	1	12
Fuji Corporation (b)	2	26
Fuji Electric Holdings Co. Ltd.	1	25
Fuji Kyuko Co.,Ltd.	—	12
Fuji Media Holdings, Inc.	2	15
Fuji Oil Holdings Inc.	1	21
Fuji Seal International, Inc.	1	19
FUJIFILM Holdings Corp.	1	21
Fujikura Ltd.	4	10
Fujimori Kogyo Co., Ltd.	1	17
Fujisoft Incorporated (b)	1	24
Fujitsu Ltd.	—	47
Fukuoka Financial Group, Inc.	2	25
Fukuyama Transporting Co., Ltd.	1	25
Furukawa Co., Ltd.	2	16
Furukawa Electric Co., Ltd.	1	24
Futaba Corporation	2	15
Fuyo General Lease Co., Ltd.	—	22
Geo Holdings Corp.	1	18
GMO Financial Holdings, Inc.	3	15
GMO Internet, Inc.	1	36
Goldwin Inc.	—	26
GREE, Inc.	5	21
GS Yuasa Corp.	1	16
GungHo Online Entertainment, Inc.	1	20
Gunze Limited	1	19
H.I.S.Co.,Ltd. (b)	1	13
H2O Retailing Corporation	2	13
Hakuhodo DY Holdings Incorporated	3	38
Hamakyorex Co.,Ltd.	1	14
Hamamatsu Photonics KK (b)	1	26
Hankyu Hanshin Holdings Inc.	1	24
HANWA Co., Ltd.	1	17
Haseko Corp.	4	48
Hazama Ando Corporation	3	16
Heiwa Corporation	1	18
Heiwa Real Estate Co., Ltd.	1	23
Heiwado Co., Ltd.	1	23
Hiday Hidaka Corp.	1	14
HI-LEX Corporation	1	8
Hino Motors Ltd.	3	20

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

51

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Hitachi Capital Corporation	2	35
Hitachi Construction Machinery Co. Ltd.	1	30
Hitachi Ltd.	2	54
Hitachi Maxell, Ltd.	1	12
Hitachi Metals Ltd.	2	23
Hitachi Transport System, Ltd.	1	19
Hitachi Zosen Corporation	5	19
Hokkaido Electric Power Co., Inc.	2	8
Hokuhoku Financial Group, Inc.	1	11
Hokuriku Electric Power Company	2	12
Hokuto Corporation	1	21
Honda Motor Co. Ltd. (b)	3	82
Hoshizaki Corporation	—	26
Hosiden Corporation. (b)	2	18
House Foods Group Inc.	1	19
Hoya Corp.	1	76
Hulic Co. Ltd. (b)	2	18
IBIDEN Co., Ltd.	1	29
Ichigo Inc.	5	12
Idec Corp.	1	22
Idemitsu Kosan Co., Ltd.	1	28
IHI Corp.	3	47
Iida Group Holdings Co., Ltd.	1	21
Inabata & Co., Ltd.	1	17
Infocom Corporation	1	27
Infomart Corporation	4	28
Inpex Corporation	13	83
Internet Initiative Japan Inc	1	41
IRISO Electronics Co., Ltd.	—	13
Isetan Mitsukoshi Holdings Ltd. (b)	3	18
Ishihara Sangyo Kaisha, Ltd.	2	12
Isuzu Motors Ltd.	4	40
ITO EN, LTD.	1	28
ITOCHU Corp.	2	39
ITOCHU ENEX Co., Ltd.	2	12
Itoham Yonekyu Holdings Inc. (b)	3	20
Iwatani Corporation	—	14
IZUMI Co., Ltd.	1	19
J Trust Co., Ltd.	4	13
J.Front Retailing Co., Ltd.	2	15
JACCS Co., Ltd.	1	15
JAFCO Co., Ltd.	1	20
Japan Airlines Co., Ltd	2	29
Japan Airport Terminal Co. Ltd.	—	17
Japan Aviation Electronics Industry Ltd.	2	22
Japan Elevator Service Holdings Co.,Ltd.	1	29
Japan Exchange Group Inc.	2	35
Japan Lifeline Co., Ltd.	1	18
Japan Material Co.,Ltd.	2	25
Japan Petroleum Exploration Co., Ltd.	1	15
Japan Post Holdings Co., Ltd.	3	23
Japan Pulp and Paper Co., Ltd.	—	15
Japan Securities Finance Co., LTD	3	13
Japan Tobacco Inc. (b)	6	106
JCU Corporation	1	37
JEOL Ltd.	1	28
JFE Holdings Inc.	2	14
JGC Holding Corporation	2	22
Jins Holdings Inc.	—	24
Joshin Denki Co.,Ltd.	1	12
JS Group Corp.	2	22
JSR Corp.	1	19
JTEKT Corp.	2	17
JustSystems Corporation	1	49
JVCKenwood Corporation	8	12
JXTG Holdings, Inc.	17	62
Kaga Electronics Co.,Ltd.	1	22
Kagome Co., Ltd.	1	30
Kajima Corp.	4	51
Kakaku.com Inc.	1	30
Kaleidoscape, Y.K.	1	25
Kamakura Shinsho, Ltd. (b)	2	17
Kameda Seika Co., Ltd.	1	24
Kamigumi Co. Ltd.	2	37
Kanamoto Co. Ltd.	1	20
	Shares/Par[1]	Value ($)
Kandenko Co., Ltd.	3	23
Kaneka Corp.	1	16
Kanematsu Corporation	1	11
Kansai Electric Power Co. Inc.	2	19
Kansai Paint Co. Ltd.	1	23
Kanto Denka Kogyo Co.,Ltd.	2	18
Kao Corp.	1	63
KATITAS Co., Ltd.	1	14
Kawada Technologies,Inc.	—	9
Kawasaki Heavy Industries Ltd.	3	36
Kawasaki Kisen Kaisha, Ltd. (a) (b)	1	11
KDDI Corp.	8	231
Keihan Holdings Co. Ltd.	1	22
Keihin Corporation	2	37
Keikyu Corp.	1	18
Keio Corp.	—	11
Keisei Electric Railway Co. Ltd.	1	19
Kenedix, Inc.	3	15
Kewpie Corporation	1	19
Keyence Corp.	—	84
KFC Holdings Japan, Ltd.	1	25
KH Neochem Co., Ltd.	1	19
Kinden Corp.	2	36
Kintetsu Corp.	1	22
Kirin Holdings Co. Ltd.	2	40
KITZ Corporation	3	20
KLab Inc. (a)	3	18
Kmto Energy K.K.	1	15
Kobe Steel Ltd. (a)	3	12
Kohnan Shoji Co.,Ltd.	1	25
Koito Manufacturing Co. Ltd.	1	48
KOKUYO Co.,Ltd.	2	22
Komatsu Ltd.	5	108
KOMEDA Holdings Co.,Ltd.	1	20
Komeri Co.,Ltd.	1	28
Komori Corporation	2	13
Konami Corp.	1	17
Konica Minolta Holdings Inc.	5	17
Konishi Co., Ltd.	1	8
Kose Corp.	—	24
Kotobuki Spirits Co., Ltd.	1	21
Kourakuen Holdings Corporation	1	13
Krosaki Harima Corporation	—	14
K's Holdings Corporation (b)	2	20
Kubota Corp.	1	21
Kumagai Gumi Co., Ltd.	1	17
Kuraray Co. Ltd. (b)	5	52
Kurita Water Industries Ltd.	1	28
Kusurino Aoki Holdings Co., Ltd.	—	31
KYB Corporation (a)	1	15
Kyocera Corp.	1	49
Kyokuto Kaihatsu Kogyo Co.,Ltd.	1	12
Kyoritsu Maintenance Co., Ltd.	1	17
Kyowa Exeo Corp.	1	22
Kyudenko Corp.	1	24
Kyushu Electric Power Co. Inc.	1	11
Kyushu Financial Group, Inc.	6	24
LAC Co., Ltd	1	14
Lawson Inc. (b)	1	25
Lintec Corporation	1	26
Lixil Viva Corporation	1	34
M&A Capital Partners Co.,Ltd. (a) (b)	1	30
M3, Inc.	1	51
Mabuchi Motor Co. Ltd.	1	19
Macnica Fuji Electronics Holdings, Inc.	2	25
Macromill, Inc.	1	10
Maeda Kosen Co.,Ltd.	1	27
Makino Milling Machine Co., Ltd.	1	19
Makita Corp.	1	29
Marubeni Corp.	7	33
Marudai Food Co., Ltd.	1	14
Maruha Nichiro Holdings, Inc.	1	16
Marui Group Co. Ltd.	1	20
Maruichi Steel Tube Ltd.	1	27
Marusan Securities Co., Ltd.	3	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

52

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Maruwa Unyu Kikan Co.,Ltd. (b)	1	28
Mazda Motor Corp.	8	47
McDonald's Holdings Co. Japan Ltd.	1	27
Mebuki Financial Group, Inc.	9	20
Meidensha Corporation	1	11
Meiji Holdings Co., Ltd.	—	24
Milbon Co.,Ltd.	1	24
Minebea Mitsumi Inc. (b)	2	36
Miraca Holdings Inc.	1	21
Mirait Holdings Corp.	1	13
Miroku Jyoho Service Co., Ltd.	1	11
MISUMI Group Inc.	1	23
Mitsubishi Chemical Holdings Corporation	5	30
Mitsubishi Corp.	3	63
Mitsubishi Electric Corp.	3	42
Mitsubishi Estate Co. Ltd.	3	37
Mitsubishi Gas Chemical Co. Inc.	2	26
Mitsubishi Heavy Industries Ltd. (b)	3	64
Mitsubishi Logistics Corporation.	1	21
Mitsubishi Materials Corp.	1	27
Mitsubishi Motors Corp.	7	18
Mitsubishi UFJ Financial Group Inc.	26	102
Mitsubishi UFJ Lease & Finance Co. Ltd.	7	33
Mitsuboshi Belting Ltd.	1	11
Mitsui & Co. Ltd.	5	74
Mitsui Chemicals Inc.	2	31
Mitsui E&S Holdings Co., Ltd. (a)	3	10
Mitsui Fudosan Co. Ltd.	3	44
Mitsui High Tec Incorporation	1	15
Mitsui Mining & Smelting Co Ltd	1	18
Mitsui OSK Lines Ltd.	1	16
Mitsui-Soko Co., Ltd.	1	11
mixi, Inc.	1	19
Mizuho Financial Group Inc.	58	71
Mizuho Leasing Company, Limited	1	20
MIZUNO Corporation	1	10
Morinaga & Co.,Ltd.	1	19
Morinaga Milk Industry Co., Ltd.	1	22
Morita Holdings Corp.	1	12
MS&AD Insurance Group Holdings, Inc.	2	47
Murata Manufacturing Co. Ltd.	2	100
Musashi Seimitsu Industry Co., Ltd.	2	16
Nabtesco Corp. (b)	1	22
Nachi-Fujikoshi Corp.	—	9
Nagase & Co., Ltd.	2	19
Nagoya Railroad Co. Ltd.	1	23
Nankai Electric Railway Co., Ltd.	1	21
NEC Corp.	2	72
NEC Electronics Corp. (a) (b)	10	52
NET One Systems Co. Ltd.	1	27
Neturen Co., Ltd.	1	7
NEXON Co.,Ltd.	2	34
NGK Spark Plug Co. Ltd.	1	19
NHK SPRING Co.,Ltd.	3	21
Nichias Corp.	1	15
Nichicon Corporation	3	20
NICHIDEN Corporation	1	18
Nichiha Corporation	1	17
Nichirei Corporation	1	29
Nidec Corp.	1	40
Nifco Inc.	1	19
Nihon Kohden Corporation	1	27
Nihon M & A Center Inc.	1	41
Nihon Parkerizing Co. Ltd.	1	14
Nihon Unisys,Ltd.	—	12
Nikkiso Co., Ltd. (b)	2	15
Nikon Corp.	4	34
Nintendo Co. Ltd.	—	89
Nippo Corp.	1	15
Nippon Densetsu Kogyo Co.,Ltd.	1	20
Nippon Electric Glass Co. Ltd. (b)	1	17
Nippon Express Co. Ltd.	1	57
Nippon Flour Mills Co., Ltd.	1	21
Nippon Gas Co., Ltd.	1	34
Nippon Meat Packers Inc.	1	20
	Shares/Par[1]	Value ($)
Nippon Paper Industries Co., Ltd.	1	17
Nippon Parking Development Co., Ltd.	11	14
Nippon Seiki Co., Ltd.	1	8
Nippon Sheet Glass Company,Limited (a)	3	11
Nippon Shokubai Co., Ltd.	—	16
Nippon Signal Co.,Ltd.	2	17
Nippon Steel Corporation	5	51
Nippon Suisan Kaisha, Ltd.	4	16
Nippon Telegraph & Telephone Corp.	2	42
Nippon Yusen KK	2	25
Nipro Corp. (b)	2	22
NISHIMATSUYA CHAIN Co., Ltd.	2	17
Nishi-Nippon Financial Holdings, Inc.	3	21
Nishi-Nippon Railroad Co., Ltd.	1	14
Nishio Rent All Co.,Ltd.	1	16
Nissan Chemical Industries Ltd.	1	26
Nissan Motor Co., Ltd.	13	47
Nissha Co., Ltd.	1	9
Nisshinbo Holdings Inc.	1	9
Nissin Electric Co., Ltd.	2	20
Nitori Co. Ltd. (b)	—	39
Nitto Denko Corp.	1	62
Noevir Holdings Co.,Ltd.	—	13
NOF Corporation	1	21
Nojima Corporation	1	30
NOK Corporation	2	26
Nomura Co., Ltd.	2	15
Nomura Holdings Inc.	7	30
Nomura Real Estate Holdings, Inc.	1	13
Noritsu Koki Co., Ltd.	1	15
North Pacific Bank, Ltd.	5	10
NS Solutions Corporation	1	19
NSD Co., Ltd.	2	27
NSK Ltd.	4	28
NTN Corporation	8	15
NTT Data Corp.	2	21
NTT DoCoMo Inc.	5	146
Obayashi Corp.	8	73
Obic Co. Ltd.	—	35
OCO, K.K.	—	15
Odakyu Electric Railway Co. Ltd.	1	22
Ohsho Food Service Corp.	—	22
Oiles Corporation	1	10
OJI Holdings Corp.	9	42
Okamoto Industries, Inc.	—	15
Okamura Corporation	2	15
Okasan Securities Group Inc.	6	19
Oki Electric Industry Company Limited	4	42
Okumura Corp.	1	12
Olympus Corp.	3	48
Omron Corp.	1	33
Open House Co.,Ltd.	1	17
Organo Corporation	—	22
Orient Corporation	17	19
Oriental Land Co. Ltd.	—	26
ORIX Corp.	9	112
Osaka Gas Co. Ltd.	1	26
Osaka Soda Co., Ltd.	1	20
OSG Corporation (b)	1	20
OSJB Holdings Corporation	8	16
Otsuka Holdings Co., Ltd.	1	31
Outsourcing Inc.	2	13
Pacific Industrial Co., Ltd.	2	14
Paltac Corporation	1	23
Pan Pacific International Holdings Corporation	1	26
Panasonic Corp.	12	102
Paramount Bed Holdings Co., Ltd.	1	24
Park24 Co. Ltd.	1	17
Penta-Ocean Construction Co., Ltd.	3	18
PeptiDream Inc. (a)	1	23
Persol Holdings Co., Ltd.	2	22
Pigeon Corp.	1	23
Piolax, Inc.	1	12
Press Kogyo Co., Ltd.	5	14
Prestige International Inc.	3	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

53

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Qol Holdings Co., Ltd.	1	11
Rakus Co.,Ltd. (b)	2	32
Rakuten Inc. (b)	3	23
Recruit Holdings Co., Ltd.	3	90
Relo Group, Inc.	1	19
Rengo Co., Ltd.	3	24
Resona Holdings Inc. (b)	9	32
Resorttrust, Inc.	1	18
Retail Partners Co., Ltd.	2	24
Ricoh Co. Ltd.	3	22
Riken, K.K.	—	8
Ringer Hut Co., Ltd.	1	20
Rinnai Corp.	—	25
Riso Kyoiku Co., Ltd. (b)	5	16
Rohm Co. Ltd.	—	20
Rohto Pharmaceutical Co. Ltd.	1	25
Round One Corporation (b)	2	17
Royal Holdings Co., Ltd.	1	14
Ryohin Keikaku Co. Ltd.	3	37
Ryosan Company,Limited	1	14
Saibu Gas Co.,Ltd.	1	15
Sakai Moving Service Co., Ltd.	—	20
Sakata INX Corporation	1	11
SALA Corporation	2	11
Samty Co., Ltd.	2	19
San-Ai Oil Co.,Ltd.	1	13
Sanken Electric Co.,Ltd.	1	22
Sanki Engineering Co., Ltd.	2	18
Sankyo Co. Ltd.	1	15
Sankyo Tateyama, Inc.	1	11
Sankyu Inc.	1	41
Santen Pharmaceutical Co. Ltd.	1	26
Sanwa Holdings Corporation	2	19
Sapporo Holdings Limited	1	13
Sato Holdings Corporation	1	19
Sawai Pharmaceutical Co.,Ltd.	—	21
SBI Holdings Inc.	1	19
SCREEN Holdings Co., Ltd.	1	28
Sega Sammy Holdings Inc.	2	18
Seibu Holdings Inc.	2	24
Seiko Epson Corp.	3	38
Seiko Holdings Corporation	1	16
Seino Holdings Corp.	2	22
SEIREN Co., Ltd.	1	14
Sekisui Chemical Co. Ltd.	3	37
Sekisui House Ltd.	1	25
SENKO Group Holdings Co., Ltd.	3	19
Seria Co., Ltd.	1	18
Seven & I Holdings Co., Ltd.	3	114
Seven Bank, Ltd.	8	21
Sharp Corp.	2	23
Shibuya Corporation	—	8
Shikoku Chemicals Corporation	1	11
Shikoku Electric Power Company, Incorporated	1	10
Shima Seiki Mfg., Ltd.	1	11
Shimachu Co., Ltd.	1	28
Shimamura Co. Ltd.	—	14
Shimizu Corp.	6	46
Shin-Etsu Chemical Co. Ltd.	1	117
Shin-Etsu Polymer Co.,Ltd.	2	13
Shinsei Bank Ltd. (b)	2	18
Shionogi & Co. Ltd. (b)	1	56
Shiseido Co. Ltd.	1	44
Shizuoka Bank Ltd.	4	24
Shizuoka Gas Co., Ltd.	2	20
Shoei Co., Ltd.	1	22
Showa Corp.	2	35
Showa Denko KK (b)	2	51
Showa Sangyo Co., Ltd.	1	25
Sinko Industries Ltd.	1	11
Sintokogio, Ltd.	2	14
SKY Perfect JSAT Holdings Inc. (b)	4	14
SKYLARK Holdings Co., Ltd.	1	11
SMC Corp.	—	51
SMS Co., Ltd.	1	16
	Shares/Par[1]	Value ($)
Softbank Corp.	2	23
SoftBank Group Corp.	7	354
Sohgo Security Services Co. Ltd.	1	23
Sojitz Corp.	16	35
Solasto Corporation	2	22
Sompo Holdings, Inc.	1	38
Sony Corp.	4	261
Sony Financial Holdings Inc.	1	12
Sotetsu Holdings,Inc.	1	21
S-Pool, Inc.	3	24
Square Enix Holdings Co. Ltd.	1	35
Stanley Electric Co. Ltd.	1	24
Star Micronics Co. Ltd.	1	14
Starts Corporation, Inc.	1	16
Starzen Company Limited	—	16
Subaru Corp. NPV	3	60
Sugi Holdings Co., Ltd.	1	34
SUMCO Corporation (b)	2	29
Sumitomo Chemical Co. Ltd.	14	41
Sumitomo Corp.	2	27
Sumitomo Electric Industries Ltd.	4	48
Sumitomo Forestry Co. Ltd.	2	20
Sumitomo Heavy Industries Ltd.	2	46
Sumitomo Metal Mining Co. Ltd.	1	31
Sumitomo Mitsui Construction Co., Ltd.	5	24
Sumitomo Mitsui Financial Group Inc. (b)	2	53
Sumitomo Mitsui Trust Holdings Inc.	1	20
Sumitomo Osaka Cement Co., Ltd.	—	11
Sumitomo Realty & Development Co. Ltd.	2	49
Sumitomo Rubber Industries Inc.	2	24
Sun Frontier Fudousan Co.,Ltd.	2	18
Suntory Beverage & Food Limited	1	27
Sushiro Global Holdings Ltd.	2	35
Suzuken Co. Ltd.	1	26
Suzuki Motor Corp.	2	68
Sysmex Corp.	—	31
Systena Corporation	1	17
T&D Holdings Inc.	3	26
Tadano Ltd. (b)	2	18
Taihei Dengyo Kaisha, Ltd.	1	15
Taiheiyo Cement Corp.	2	51
Taisei Corp.	2	58
Taisho Pharmaceutical Holdings Company Ltd.	—	18
Taiyo Nippon Sanso Corp.	3	42
Taiyo Yuden Co. Ltd.	1	44
Takamatsu Construction Group Co.,Ltd.	1	13
Takara Holdings Inc.	1	11
Takara Leben Co., Ltd.	5	17
Takasago International Corporation	1	16
Takashimaya Co. Ltd.	2	20
Takeda Pharmaceutical Co. Ltd.	2	75
Takeuchi Mfg. Co., Ltd.	1	20
Tayca Corporation	1	6
TDK Corp.	1	99
TechMatrix Corporation	2	42
TechnoPro Holdings, Inc.	—	23
Teijin Ltd.	2	32
Terumo Corp.	2	80
The Akita Bank, Ltd.	1	8
The Aomori Bank, Ltd.	1	10
The Bank of Iwate, Ltd.	1	22
The Bank of Nagoya, Ltd.	1	13
The Bank of Okinawa, Ltd.	—	12
The Chugoku Bank, Limited	3	23
The Ehime Bank, Ltd.	2	16
The Gunma Bank, Ltd.	6	20
The Hachijuni Bank, Ltd.	5	20
The Hiroshima Bank Ltd.	2	11
The Hokkoku Bank, Ltd.	—	11
The Hyakugo Bank, Ltd.	4	12
The Hyakujushi Bank, Ltd.	1	11
The Iyo Bank, Ltd.	4	25
The Japan Wool Textile Co.,Ltd.	2	16
The Juroku Bank, Ltd.	1	13
The Kiyo Bank, Ltd.	1	18

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

54

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
The Musashino Bank, Ltd	—	6
The Nanto Bank, Ltd.	1	12
The Ogaki Kyoritsu Bank, Ltd.	1	17
The Oita Bank, Ltd.	1	18
The Pack Corporation	—	12
The San-in Godo Bank, Ltd.	3	17
The Sumitomo Warehouse Co., Ltd.	2	23
TheKeiyo Bank, Ltd.	2	11
THK Co. Ltd.	1	35
Toagosei Co. Ltd.	1	12
Tobu Railway Co. Ltd.	1	26
TOCALO Co., Ltd.	1	12
Toda Corp.	4	26
Toei Animation Co., Ltd.	—	14
Toei Company, Ltd.	—	13
Toho Co. Ltd.	1	18
Toho Gas Co. Ltd.	1	30
Toho Holdings Co. Ltd.	1	19
Tohoku Electric Power Co. Inc.	2	21
Tokai Carbon Co., Ltd. (b)	2	19
TOKAI Holdings Corporation	3	25
Tokairika Co., Ltd.	1	20
Token Corporation	—	26
Tokio Marine Holdings Inc.	1	48
Tokuyama Corporation	1	21
Tokyo Broadcasting System Holdings,Inc.	1	21
Tokyo Century Corp.	1	36
Tokyo Dome Corporation	1	10
Tokyo Electric Power Co. Holdings Inc. (a)	4	12
Tokyo Electron Ltd.	—	74
Tokyo Gas Co. Ltd.	1	24
Tokyo Seimitsu Co., Ltd.	1	29
Tokyo Tatemono Co. Ltd. (b)	2	21
Tokyu Construction Co., Ltd.	3	17
Tokyu Corp.	1	18
Tokyu Fudosan Holdings Corporation	6	29
TOMONY Holdings,Inc.	4	12
TOMY Company, Ltd.	2	14
TOPCON Corporation	2	15
Toppan Forms Co., Ltd.	2	24
Toppan Printing Co. Ltd.	1	23
Topy Industries Ltd.	1	11
Toray Industries Inc.	7	35
Toshiba Corp.	1	26
Toshiba Machine Co. Ltd.	1	20
Toshiba TEC Corporation	1	31
Tosoh Corp.	2	33
TOTO Ltd.	1	23
Toyo Construction Co., Ltd.	6	21
Toyo Seikan Group Holdings Ltd.	1	12
Toyo Tire Corporation (b)	3	40
Toyobo Co., Ltd.	2	21
Toyoda Gosei Co. Ltd.	1	25
Toyota Boshoku Corporation	2	22
Toyota Industries Corp.	—	21
Toyota Motor Corp. (b)	10	633
Toyota Tsusho Corp.	1	30
Trend Micro Inc.	1	34
Tsubaki Nakashima Co., Ltd.	1	11
Tsubakimoto Chain Co.	1	17
Tsugami Corporation (b)	3	22
Tsukui Corporation	4	21
Tsumura & Co.	1	13
TV Asahi Holdings Corp.	1	17
UACJ Corporation	1	23
Ube Industries Ltd.	1	22
Uchida Yoko Co., Ltd.	—	23
Ulvac Inc.	1	17
Unicharm Corp.	1	33
Unipres Corp.	1	12
United Super Markets Holdings Inc.	1	13
Universal Entertainment Corporation (a) (b)	—	8
Ushio Inc.	2	27
USS Co. Ltd.	1	18
UT Group Co Ltd (a) (b)	1	28
	Shares/Par[1]	Value ($)
Valor Holdings Co. Ltd.	1	21
Valqua Ltd	1	20
Vector, Inc. (a) (b)	2	19
Vital Ksk Holdings, Inc.	1	12
VT Holdings Co., Ltd.	2	8
V-Technology Co., Ltd. (b)	1	17
Wacom Co., Ltd.	6	32
Wakita & Co., Ltd.	1	9
West Holdings Corporation	1	28
West Japan Railway Co.	—	17
Yahoo! Japan Corp.	6	27
Yakult Honsha Co. Ltd.	—	24
Yakuodo Holdings Co.,Ltd.	1	12
Yamada Denki Co. Ltd.	2	11
Yamaguchi Financial Group,Inc.	2	14
Yamaha Corp.	1	24
Yamaha Motor Co. Ltd.	3	39
Yamaichi Electronics Co., Ltd.	2	21
Yamato Holdings Co. Ltd. (b)	1	30
Yamato Kogyo Co. Ltd.	1	16
Yamazen Corporation	1	11
YAOKO Co., Ltd.	1	36
Yaskawa Electric Corp.	1	38
Yokogawa Electric Corp. (b)	1	14
Yokohama Reito Co., Ltd.	2	14
Yokohama Rubber Co. Ltd.	2	31
Yokowo Co., Ltd.	1	21
Yuasa Trading Co. Ltd.	1	22
Yumeshin Holdings Co., Ltd. (b)	2	13
Zenkoku Hosho Co., Ltd.	1	23
Zenrin Co., Ltd.	1	14
Zeon Corporation	1	13
		19,738
United Kingdom 12.1%
3i Group plc	3	33
4imprint Group PLC	1	30
888 Holdings Public Limited Company	7	16
Admiral Group PLC	1	25
Aggreko PLC	3	18
AJ Bell PLC	4	21
Alliance Pharma PLC	14	13
Anglo American PLC	5	119
Antofagasta PLC	2	23
Arrow Global Group PLC	4	4
Ascential Group Limited	4	15
Ashmore Group PLC	6	30
Ashtead Group Public Limited Company	3	89
ASOS Plc (a)	1	31
Associated British Foods PLC	1	32
AstraZeneca PLC - ADR	6	309
Auto Trader Group PLC	8	50
Avast PLC	6	37
Aviva PLC	22	75
Avon Rubber p.l.c.	—	8
B&M European Value Retail S.A.	11	52
Babcock International Group PLC	8	31
BAE Systems PLC	15	91
Balfour Beatty PLC	7	23
Barclays PLC - ADR (b)	6	36
Barratt Developments P L C	6	34
Beazley Ireland Holdings PLC	4	20
Bellway P L C	2	53
Biffa PLC	3	9
Bodycote PLC	1	10
boohoo Group PLC (a)	5	25
BP P.L.C. - ADR	19	441
BP P.L.C.	12	47
Brewin Dolphin Holdings PLC	3	11
British American Tobacco P.L.C. - ADR (b)	2	68
British American Tobacco P.L.C.	2	64
Britvic PLC	3	33
BT Group Plc	86	123
Bunzl Public Limited Company	1	22
Burberry Group PLC	2	41

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

55

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Cairn Energy PLC (a)	12	18
Capita PLC (a)	6	4
Capital & Counties Properties PLC	6	12
Carnival PLC - ADR	—	6
Central Asia Metals PLC	8	14
Centrica PLC	64	31
Chemring Group PLC	6	17
Chesnara PLC	3	12
Cineworld Group PLC	10	8
Clarkson PLC	—	11
Clinigen Group Plc	2	22
Close Brothers Group PLC	2	25
Coats Group PLC	40	28
Coca-Cola European Partners PLC	2	68
Coca-Cola HBC AG	1	15
Compass Group PLC	5	72
Computacenter PLC	1	14
ContourGlobal PLC	8	19
Convatec Group PLC	10	25
Costain Group PLC	3	2
Countryside Properties PLC	3	12
Cranswick PLC	—	21
Crest Nicholson Holdings plc	7	17
Croda International Public Limited Company	1	44
CVS Group PLC	1	11
Daily Mail and General Trust P L C	2	17
Dart Group PLC	2	17
DCC Public Limited Company	1	46
Devro PLC	8	15
DFS Furniture Plc	5	10
Diageo PLC - ADR (b)	1	115
Diploma PLC	1	28
Direct Line Insurance Limited	15	50
Dixons Carphone PLC	16	18
Domino's Pizza Group PLC	6	25
Drax Group Plc	6	20
DS Smith PLC	14	57
Dunelm Group PLC	1	19
easyJet PLC (b)	1	10
Electrocomponents Public Limited Company	7	55
Elementis PLC	6	5
EMIS Group PLC	1	11
EnQuest PLC (a)	59	11
Equiniti Group PLC	5	10
ESSENTRA PLC	3	10
Euromoney Institutional Investor PLC	1	7
Evraz PLC	7	24
Experian PLC	2	63
FDM Group (Holdings) PLC	1	12
Ferguson PLC	1	92
Ferrexpo PLC	7	14
Fevertree Drinks PLC	1	30
Fiat Chrysler Automobiles N.V. (a)	10	107
FirstGroup PLC (a)	24	15
Forterra PLC	3	8
Frasers Group PLC (a)	3	11
Fresnillo PLC	2	26
G4S PLC	16	23
Galliford Try Holdings PLC	1	1
Games Workshop Group PLC	—	41
Gamesys Group PLC (a)	2	21
Gamma Communications PLC	1	23
GlaxoSmithKline PLC - ADR (b)	7	266
GlaxoSmithKline PLC	1	26
Grainger PLC	4	14
Greencore Group Public Limited Company	4	7
Greggs PLC	1	27
GVC Holdings PLC	7	67
Halma Public Limited Company	1	39
Hargreaves Lansdown PLC	1	27
Hastings Group Holdings PLC	5	13
Hays PLC	17	24
Hikma Pharmaceuticals Public Limited Company	1	31
Hill & Smith Holdings PLC	1	11
Hilton Food Group PLC (b)	1	13
	Shares/Par[1]	Value ($)
Hiscox Ltd.	1	10
Hochschild Mining PLC	6	13
HomeServe PLC	3	47
Howden Joinery Group PLC	6	43
HSBC Holdings PLC - ADR (b)	10	243
Hyve Group PLC	3	4
Ibstock PLC	7	15
IG Group Holdings PLC	4	45
IMI Plc	3	33
Imperial Brands PLC	5	90
Inchcape PLC	8	46
Informa Switzerland Limited	5	27
IntegraFin Holdings PLC (c)	3	16
InterContinental Hotels Group PLC - ADR (b)	1	23
Intermediate Capital Group PLC	3	47
International Personal Finance PLC	5	3
Intertek Group Plc	1	51
Investec PLC	6	12
IP Group Plc (a)	10	8
IQE PLC (a) (b)	22	14
ITV Plc	18	17
J D Wetherspoon PLC	1	10
J Sainsbury PLC	25	64
James Fisher And Sons Public Limited Company	1	9
James Halstead PLC	—	3
JD Sports Fashion Plc	3	26
John Laing Group PLC	7	29
John Wood Group PLC	6	14
Johnson Matthey PLC	1	31
Johnson Service Group PLC	7	10
Jupiter Fund Management PLC	3	11
Just Group Plc (a)	13	9
KAZ Minerals PLC	4	27
Keller Group PLC	2	15
Kingfisher Plc	21	58
Lancashire Holdings Limited	1	15
Legal & General Group PLC	29	79
Liontrust Asset Management Plc	1	22
Lloyds Banking Group PLC	212	82
London Stock Exchange Group PLC	—	44
M&G PLC	11	24
Man Group PLC	12	19
Marks & Spencer Group Plc	13	15
Marshalls PLC	2	19
Marston's PLC	15	10
Mears Group PLC	3	6
Mediclinic International PLC	10	33
Meggitt PLC	5	19
Melrose Holdings Limited	24	34
Micro Focus International PLC - ADR	1	6
Mitchells & Butlers Plc (a)	3	7
MITIE Group PLC (b)	6	7
Monarch Realisations 1 PLC	7	6
Mondi plc	5	89
Moneysupermarket.com Group PLC	9	36
Morgan Advanced Materials PLC	3	10
Morgan Sindall Group PLC	1	12
National Express Group PLC	3	8
National Grid PLC - ADR (b)	1	65
Next PLC	1	37
Ninety One PLC (a)	3	8
Ocado Group PLC (a)	1	23
OneSavings Bank PLC	2	7
Oxford Instruments PLC	1	26
PageGroup Plc	7	31
Paragon Banking Group PLC	4	16
PayPoint PLC	1	6
Pearson PLC - ADR (b)	6	40
Pearson PLC (b)	4	30
Pennon Group PLC	3	49
Persimmon Public Limited Company	3	81
Petrofac Limited	2	5
Pets at Home Group PLC	8	23
Phoenix Group Holdings PLC	7	57
Photo - Me International P L C	9	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

56

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Playtech PLC	5	17
Premier Oil PLC (a)	23	15
PZ Cussons PLC	4	9
QinetiQ Group Plc	5	17
Quilter PLC	20	34
R P S Group PLC	6	3
Rathbone Brothers Public Limited Company	1	15
Reach PLC	11	10
Reckitt Benckiser Group PLC	2	184
Redde Northgate PLC	1	3
Redrow PLC	4	20
Relx PLC - ADR (b)	4	89
Renew Holdings PLC.	1	3
Rentokil Initial PLC	9	54
Rightmove PLC	7	50
Rio Tinto Plc - ADR	5	306
Robert Walters PLC	1	4
Rolls-Royce Holdings plc (a)	5	19
Rotork P.L.C.	10	33
Royal Mail PLC	13	30
RSA Insurance Group PLC	6	30
RWS Holdings PLC	2	17
Sabre Insurance Group PLC	2	6
Savills Plc	2	19
Schroders PLC	1	30
Schroders PLC	1	15
Severn Trent PLC	1	44
Signature Aviation PLC	7	19
Smith & Nephew PLC	2	33
Smiths Group PLC	2	43
Softcat PLC	1	14
Spectris PLC	1	28
Spirax-Sarco Engineering PLC	—	42
Spire Healthcare Group PLC	7	7
Spirent Communications Plc	4	11
SSE PLC	6	101
SSP Group PLC	4	13
St. James's Place PLC	6	73
St. Modwen Properties PLC	6	24
Stagecoach Group PLC	6	4
Standard Chartered PLC	15	84
Standard Life Aberdeen PLC	19	63
Sthree Plc	4	13
Stolt-Nielsen M.S. Ltd.	2	17
Superdry PLC (b)	2	3
Synthomer PLC	3	11
Tate & Lyle Public Limited Company	6	47
Taylor Wimpey PLC	36	64
Telecom Plus PLC	1	11
Tesco PLC	50	141
The Berkeley Group Holdings PLC	1	42
The Royal Bank of Scotland Group Public Limited Company	15	23
The Royal Bank of Scotland Group Public Limited Company - ADS (b)	5	15
The Sage Group PLC.	5	43
TI Fluid Systems PLC	6	13
TP ICAP PLC	6	28
Travis Perkins PLC	4	57
TT Electronics plc	5	11
TUI AG (c)	1	4
Tullow Oil PLC (b)	20	8
Tyman PLC	4	10
Ultra Electronics Holdings PLC	1	15
Unilever N.V. - ADR	4	231
Unilever Plc - ADR (b)	3	160
United Utilities Group PLC	4	46
Urban&Civic PLC	4	10
Vectura Group PLC	17	21
Vesuvius PLC	4	19
Victrex PLC	1	26
Virgin Money UK PLC (a)	14	16
Vistry Group PLC	2	15
Vodafone Group Public Limited Company	53	84
Vodafone Group Public Limited Company - ADR	4	66
	Shares/Par[1]	Value ($)
Watkin Jones PLC	6	11
Weir Group PLC(The)	3	37
WH Smith PLC	1	20
Whitbread PLC	1	38
William Hill PLC	12	17
WM Morrison Supermarkets P L C	28	66
WPP 2012 Limited	7	58
		9,759
Canada 8.6%
Aecon Group Inc. (b)	2	16
Agnico Eagle Mines Limited	—	15
Agnico Eagle Mines Limited	1	44
Air Canada (a) (b)	1	9
Alacer Gold Corp. (a)	4	30
Alamos Gold Inc - Class A	6	58
Algonquin Power & Utilities Corp. (b)	2	22
Alimentation Couche-Tard Inc. (b)	3	90
AltaGas Ltd. (b)	2	27
Altius Minerals Corporation (b)	1	9
ARC Resources Ltd. (b)	9	32
Aritzia, Inc. (a)	1	13
ATCO Ltd. - Class I	—	12
B2Gold Corp.	16	90
Bank of Montreal	3	136
Bank of Montreal	1	38
Barrick Gold Corp.	1	30
Baytex Energy Corp. (a) (b)	13	7
BlackBerry Limited (a)	11	56
Boralex Inc. - Class A	1	32
Brookfield Asset Management Inc. - Class A	2	59
BRP Inc.	1	21
CAE Inc.	3	41
Cameco Corp.	2	25
Canaccord Genuity Group Inc. (b)	2	11
Canacol Energy Ltd. (b)	7	20
Canada Goose Holdings Inc. (a) (b)	1	14
Canadian Imperial Bank of Commerce	3	187
Canadian National Railway Company	2	154
Canadian Natural Resources Ltd.	11	187
Canadian Pacific Railway Ltd.	—	51
Canadian Tire Corporation, Limited - Class A (b)	1	69
Canadian Utilities Limited - Class A	—	10
Canadian Western Bank (b)	1	21
Canopy Growth Corporation (a)	1	9
CanWel Building Materials Group Ltd.	4	11
Capital Power Corporation	1	16
Cardinal Energy Ltd (b)	8	3
Cascades Inc. (b)	2	25
CCL Industries Inc. - Class B	1	23
Celestica Inc. (a)	3	21
Cenovus Energy Inc.	5	25
Centerra Gold Inc. (b)	4	39
CGI Inc. (a)	1	57
CI Financial Corp.	4	47
Cineplex Inc. (b)	1	7
Cogeco Communications (b)	—	22
Cogeco Inc.	—	18
Colliers International Group Inc. (b)	—	11
Computer Modelling Group Ltd.	2	7
Constellation Software Inc.	—	113
Corus Entertainment Inc - Class B (b)	2	5
Crescent Point Energy Corp. (b)	9	14
Descartes Systems Group Inc. (a)	—	16
Dollarama Inc.	1	30
Dreams Unlimited Corporation - Class A	3	19
ECN Capital Corp.	3	9
Eldorado Gold Corporation (a)	3	25
Element Fleet Management Corp.	4	30
Emera Inc.	1	31
Empire Company Limited - Class A	2	43
Enbridge Inc.	2	73
Enerflex Ltd.	2	6
Enerplus Corporation (b)	4	11
Enghouse Systems Limited	1	43

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

57

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Equinox Gold Corp. (a)	2	19
Equitable Group Inc.	—	21
Ero Copper Corp. (a)	1	19
Extendicare Inc. (b)	3	14
Fairfax Financial Holdings Ltd.	—	62
Fiera Capital Corporation - Class A	—	3
Finning International Inc. (b)	3	34
First National Financial Corporation	1	15
First Quantum Minerals Ltd	7	56
FirstService Corporation	—	30
Fortis Inc.	1	53
Franco-Nevada Corporation	—	28
Freehold Royalties Ltd. (b)	3	9
Genworth MI Canada Inc.	1	12
George Weston Ltd.	1	43
Gibson Energy Holding ULC	1	19
Gildan Activewear Inc.	1	11
Great Canadian Gaming Corp (a) (b)	1	20
Great-West Lifeco Inc.	2	32
Guardian Capital Group Limited - Class A	1	11
Héroux-Devtek Inc. (a)	1	10
Home Capital Group Inc. (a)	1	16
Husky Energy Inc. (a)	7	23
Hydro One Limited (b)	1	23
iA Financial Corporation Inc.	1	44
IGM Financial Inc. (b)	1	32
Imperial Oil Limited (b)	1	15
Innergex Energie Renouvelable Inc.	2	23
Intact Financial Corporation	—	29
Inter Pipeline Ltd. (b)	4	40
Interfor Corporation (a)	1	9
Intertape Polymer Group Inc.	2	16
Jamieson Wellness Inc.	1	37
Keyera Corp. (b)	2	33
Kinaxis Inc. (a)	—	29
Kinross Gold Corporation (a)	15	110
Kirkland Lake Gold Ltd.	1	50
Knight Therapeutics Inc. (a)	4	20
Labrador Iron Ore Royalty Corporation (b)	1	25
Laurentian Bank of Canada (b)	1	23
Leon's Furniture Limited	1	9
Linamar Corporation	1	19
Loblaw Cos. Ltd.	1	54
Lundin Mining Corp.	7	36
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A (a)	14	39
Magna International Inc.	4	176
Manulife Financial Corp.	6	88
Maple Leaf Foods Inc.	1	21
Martinrea International Inc.	2	17
MEG Energy Corp. (a)	4	12
Metro Inc.	—	12
MTY Food Group Inc. (b)	1	22
Mullen Group Ltd.	3	15
National Bank of Canada	3	115
New Gold Inc (a)	16	21
NFI Group Inc. (b)	1	6
Norbord Inc.	1	21
Northland Power Inc. (b)	2	53
Nutrien Ltd.	2	67
ONEX Corporation	1	36
Open Text Corporation	1	57
Pan American Silver Corp. (b)	2	49
Paramount Resources Ltd - Class A (a) (b)	4	4
Parex Resources Inc. (a) (b)	4	42
Park Lawn Corporation	1	12
Parkland Corporation (b)	2	50
Pason Systems Inc.	1	5
Pembina Pipeline Corporation (b)	2	58
Plastiques IPL Inc. (a) (b)	1	6
Prairiesky Royalty Ltd. (b)	2	13
Premier Gold Mines Limited (a)	12	20
Premium Brands Holdings Corporation (b)	—	19
Pretium Resources Inc. (a)	2	18
Quebecor Inc. - Class B	2	32
	Shares/Par[1]	Value ($)
Quincaillerie Richelieu Ltee	1	28
Real Matters Inc. (a)	1	21
Restaurant Brands International Limited Partnership	—	22
Ritchie Bros. Auctioneers Incorporated	1	24
Rogers Communications Inc. - Class B	1	35
Rogers Sugar Inc. (b)	4	13
Roxgold Inc. (a)	16	18
Royal Bank of Canada	4	278
Royal Bank of Canada	3	211
Russel Metals Inc.	1	11
Sabina Gold & Silver Corp. (a)	13	19
Saputo Inc.	1	26
Secure Energy Services Inc. (b)	3	3
SEMAFO Inc. (a)	6	19
Seven Generations Energy Ltd. (a)	5	12
Shaw Communications Inc. - Class B	5	83
ShawCor Ltd. (b)	2	4
Shopify Inc. - Class A (a)	—	60
Sienna Senior Living Inc. (b)	2	10
Sleep Country Canada Holdings Inc.	1	11
SNC-Lavalin Group Inc. (b)	2	29
SSR Mining Inc. (a)	2	34
Stantec Inc. (b)	—	12
Stelco Holdings Inc.	2	11
Stella-Jones Inc. (b)	1	18
Sun Life Financial Inc.	1	43
Suncor Energy Inc.	1	24
Suncor Energy Inc.	8	136
Superior Plus Corp.	3	22
TC Energy Corporation (b)	2	106
Teck Resources Ltd. - Class B	6	61
Teranga Gold Corporation (a)	6	55
TF1 International	1	46
The Bank of Nova Scotia	2	79
The North West Company Inc. (b)	1	24
The Toronto-Dominion Bank	3	140
Timbercreek Financial Corp.	3	18
TMX Group Limited	—	30
TORC Oil & Gas Ltd. (b)	7	9
Torex Gold Resources Inc. (a)	2	33
Toromont Industries Ltd.	1	30
Tourmaline Oil Corp	3	28
TransAlta Corporation	2	21
TransAlta Corporation	4	27
Transcontinental Inc. - Class A (b)	2	19
Tricon Capital Group Inc. (b)	2	11
Turquoise Hill Resources Ltd. (a) (b)	8	6
Vermilion Energy Inc. (b)	2	11
Wajax Corporation	1	6
Waste Connections, Inc.	—	28
Wesdome Gold Mines Ltd (a)	3	26
West Fraser Timber Co. Ltd. (b)	1	35
Westshore Terminals Investment Corporation (b)	1	11
Wheaton Precious Metals Corp.	1	31
Whitecap Resources Inc. (b)	7	11
WSP Canada Inc.	—	25
Yamana Gold Inc.	6	32
		6,983
Switzerland 7.8%
ABB Ltd.	4	102
Adecco Group AG	2	85
Alcon AG (a)	2	103
Allreal Holding AG	—	43
ALSO Holding AG	—	19
Arbonia Solutions AG (a)	1	10
ARYZTA AG (a)	11	5
Ascom Holding AG (a)	2	15
Bachem Holding AG	—	24
Baloise Holding AG	—	74
Banque Cantonale De Genève	—	20
Banque Cantonale Vaudoise	—	29
Barry Callebaut AG	—	44
BELIMO Holding AG	—	15
Bell AG	—	11

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

58

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Berner Kantonalbank AG	—	22
BKW Energie AG	—	18
Bobst Group SA	—	12
Bossard Holding AG	—	12
Bucher Industries AG	—	15
Burckhardt Compression Holding AG	—	10
Burkhalter Holding AG (b)	—	18
Cembra Money Bank AG	—	32
Clariant AG	3	61
Coltene Holding AG	—	12
Compagnie Financiere Richemont SA	1	78
Conzzeta AG	—	8
Credit Suisse Group AG	9	89
DKSH Holding AG	—	31
dormakaba Holding AG	—	22
Dufry AG (a)	—	15
EFG International AG	2	13
Emmi AG	—	36
EMS-Chemie Holding AG	—	28
Flughafen Zurich AG (a)	—	38
Forbo Holding AG	—	23
GAM Holding AG (a)	3	6
Geberit AG	—	82
Georg Fischer AG	—	51
Givaudan SA	—	116
Glencore PLC	63	135
Helvetia Holding AG	—	43
Hiag Immobilien Holding AG (a)	—	20
Huber+Suhner AG	—	31
Implenia AG	1	21
Ina Invest Holding AG (a)	—	2
INFICON Holding AG	—	26
Interroll Holding AG	—	18
Intershop Holding AG	—	18
IWG PLC	8	28
Julius Bar Gruppe AG	2	96
Jungfraubahn Holding AG (a)	—	16
Kardex Holding AG	—	24
Kühne + Nagel International AG (a)	—	40
LafargeHolcim Ltd.	2	108
Landis+Gyr Group AG	—	16
LEM Holding SA	—	16
Lindt & Spruengli AG	—	86
Logitech International S.A.	1	85
Lonza Group AG	—	182
Luzerner Kantonalbank AG (a)	—	32
Metall Zug AG	—	14
Mobilezone Holding AG	2	22
Mobimo Holding AG (a)	—	23
Nestle SA	9	1,017
Novartis AG	4	337
OC Oerlikon Corporation AG, Pfaffikon	3	24
Orior AG	—	13
Partners Group Holding AG	—	76
PSP Swiss Property AG	—	23
Resurs Holding AB	4	16
Rieter Holding AG (b)	—	13
Roche Holding AG	2	548
Roche Holding AG	—	25
Schindler Holding AG	—	39
SFS Group AG	—	23
SGS SA	—	59
Siegfried Holding AG	—	20
SIG Combibloc Services AG	3	51
Sika AG	1	130
Sonova Holding AG	—	38
SSM Scharer Schweiter Mettler AG	—	28
St.Galler Kantonalbank AG	—	12
STMicroelectronics NV	4	105
Straumann Holding AG	—	37
Sulzer AG	—	16
Sunrise Communications AG - Class N	—	43
Swatch Group AG	1	21
Swatch Group AG	—	52
Swiss Life Holding AG	—	43
	Shares/Par[1]	Value ($)
Swiss Prime Site AG	1	76
Swiss Re AG	1	80
Swisscom AG (b)	—	151
Swissquote Group Holding SA	—	25
Temenos Group AG	1	79
u-blox Holding AG (a)	—	21
UBS Group AG	9	107
Valora Holding AG (a)	—	16
VAT Group AG	—	43
Vaudoise Assurances Holding SA	—	9
Vifor Pharma AG	—	34
Vifor Pharma Management AG	—	73
Vontobel Holding AG	1	38
VZ Holding AG	—	13
V-ZUG AG (a)	—	7
Zug Estates Holding AG	—	15
Zuger Kantonalbank	—	13
Zurich Insurance Group AG	—	121
		6,279
France 7.4%
Accor SA (a)	1	23
Aeroports de Paris	—	23
Air France - KLM (a) (b)	3	15
Albioma	1	23
ALD (d)	1	10
Alstom	1	42
Alten (a)	—	41
Amundi (a)	—	24
Arkema	1	89
AtoS SE (a)	1	103
AXA SA	4	87
Beneteau SA	1	6
Biomerieux SA	—	35
BNP Paribas SA	3	105
Bollore SA	8	26
Bonduelle	—	9
Bouygues SA (a)	3	92
Bureau Veritas (a)	2	50
Capgemini SA	1	60
Carrefour SA	7	106
CGG (a)	11	13
Cie de Saint-Gobain (a)	3	104
Cie Generale d'Optique Essilor International SA	—	51
CNP Assurances SA (a)	1	11
Coface SA (a)	1	8
Compagnie Generale des Etablissements Michelin (b)	2	197
Compagnie Plastic Omnium	1	18
Credit Agricole SA	3	30
Danone (a)	2	163
Dassault Systemes SA	—	24
Derichebourg	6	18
Devoteam	—	13
EDENRED	1	33
Eiffage (a)	1	94
Electricite de France	4	39
Elior Group	2	9
Elis SA (a)	2	27
Engie (a)	6	75
Eramet (a)	—	17
Eurofins Scientific SE	—	73
Europcar Mobility Group (a) (b)	3	6
Eutelsat Communications	3	26
Faurecia (a)	2	69
Fnac Darty (a)	—	11
Gaztransport Et Technigaz	—	30
Getlink S.E. (a)	2	30
Guerbet	—	10
Hermes International SCA	—	60
ID Logistics (a)	—	20
Iliad SA	—	48
Imerys	1	20
Ingenico Group	—	73
IPSEN	1	44
IPSOS	1	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

59

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Jacquet Metal Service	1	15
JC Decaux SA (a)	1	14
Kaufman & Broad SA	1	18
Kering SA	—	92
Korian S.A. (a)	1	27
Lagardere SCA (a)	1	8
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	194
Lectra	1	16
Legrand SA	1	95
L'Oreal SA	—	53
LVMH Moet Hennessy Louis Vuitton SE	1	336
Maisons Du Monde	1	13
Mersen (a)	1	16
Metropole Television (a)	1	7
Natixis (a)	4	12
Nexans (a)	—	16
Nexity	1	21
NYSE B.V.	1	54
Orange SA	15	178
Orpea	—	56
Pernod-Ricard SA	—	45
Peugeot SA (a)	10	163
Publicis Groupe SA	3	93
Quadient SAS	1	8
Remy Cointreau SA (b)	—	28
Renault SA (a)	1	28
Rexel	3	38
Rothschild & Co (a)	—	9
Rubis	1	36
Safran (a)	—	31
Sanofi SA	1	153
Sartorius Stedim Biotech	—	28
Schneider Electric SE (a)	1	114
SCOR (a)	2	61
SEB SA	—	39
Societe BIC SA	—	14
Societe Generale SA	3	59
Sodexo SA	1	55
SOITEC (a)	—	23
Somfy SA	—	15
Sopra Steria Group	—	37
Spie SA	1	21
SUEZ	2	23
Synergie	—	8
Tarkett (a)	1	6
Teleperformance	—	69
Television Francaise 1 (a) (b)	1	8
Thales SA	—	40
Total SA	13	518
Trigano	—	11
Ubisoft Entertainment (a)	1	57
Valeo (b)	4	113
Vallourec (a) (b)	—	8
Veolia Environnement	2	37
Vicat	—	7
Vilmorin & Cie	—	5
VINCI	2	224
Virbac (a)	—	11
Vivendi SA	2	47
Worldline (a)	—	27
		6,010
Germany 6.8%
1&1 Drillisch AG	1	33
Aareal Bank AG (a)	1	15
Adidas AG (a)	—	109
ADO Properties S.A. (a)	1	14
ADVA AG Optical Networking (a)	3	20
Aixtron SE (a)	2	20
Allianz SE	1	224
Amadeus FiRe AG (a)	—	17
Aroundtown SA	1	8
ATOSS Software AG	—	5
Aurubis AG	—	29
BASF SE	1	84
	Shares/Par[1]	Value ($)
Bayer AG	4	282
Bayerische Motoren Werke AG	3	162
Baywa Aktiengesellschaft (a)	—	11
Bechtle Aktiengesellschaft	—	65
Beiersdorf AG	—	46
BILFINGER SE	1	15
Borussia Dortmund GmbH & Co. Kommanditgesellschaft auf Aktien	2	15
Brenntag AG	2	99
CANCOM SE	—	20
Carl Zeiss Meditec AG (a)	—	22
Ceconomy AG	2	19
Ceconomy AG (a)	2	7
CEWE Stiftung & Co. KGaA	—	25
CompuGroup Medical SE & Co. KGaA	—	25
Continental AG (a)	1	70
Corestate Capital Holding S.A. (a)	1	14
Covestro AG (a)	2	89
CTS Eventim AG & Co. KGaA (a)	1	31
Daimler AG (a)	6	235
Delivery Hero SE (a)	—	17
Deutsche Bank Aktiengesellschaft (a)	10	98
Deutsche Beteiligungs AG	—	9
Deutsche Boerse AG	1	123
Deutsche EuroShop AG (a)	1	11
Deutsche Lufthansa AG (a)	4	38
Deutsche Pfandbriefbank AG (a)	2	15
Deutsche Post AG (a)	3	118
Deutsche Telekom AG	11	184
DEUTZ Aktiengesellschaft (a)	3	14
Dialog Semiconductor PLC (a)	1	49
Dr. Honle AG	—	1
Dresdner Bank AG (a)	16	72
Durr Aktiengesellschaft	1	17
DW Property Invest GmbH	1	50
E.ON SE	5	52
Eckert & Ziegler Strahlen- und Medizintechnik AG	—	9
Edge Equipment Ltd (a)	2	22
Evonik Industries AG	2	41
Fielmann AG	—	23
Fraport AG Frankfurt Airport Services Worldwide (a)	—	20
freenet AG	2	31
Fresenius Medical Care AG & Co. KGaA (a)	2	157
Fresenius SE & Co. KGaA (a)	2	96
Fuchs Petrolub SE	1	18
GEA Group AG	1	48
Gerresheimer AG	1	48
Grenke Bank AG (a)	—	25
Hamburger Hafen und Logistik Aktiengesellschaft	1	14
Hannover Rueck SE	—	41
Hapag-Lloyd Aktiengesellschaft	—	10
HeidelbergCement AG	1	38
HELLA GmbH & Co. KGaA	1	21
HelloFresh SE (a)	1	45
Henkel AG & Co. KGaA	—	20
Hochtief AG	—	24
HORNBACH Holding AG & Co. KGaA	—	8
Hugo Boss AG	1	29
Hypoport SE (a)	—	27
INDUS Holding Aktiengesellschaft (a)	—	8
Infineon Technologies AG	4	95
Instone Real Estate Group AG (a) (c)	—	9
K+S Aktiengesellschaft	2	15
Kion Group AG (a)	1	54
Klockner & Co SE (a)	3	14
Knorr - Bremse Aktiengesellschaft	—	15
Koenig & Bauer AG (a)	1	12
KWS SAAT SE & Co. KGaA	—	14
LANXESS Aktiengesellschaft (a)	1	69
LEG Immobilien AG (a)	—	48
Merck KGaA	—	47
MLP SE	2	14
MTU Aero Engines AG (a)	—	42
Muenchener Rueckversicherungs AG	—	81
Nemetschek SE	1	54

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

60

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
New Work SE	—	13
Nexus AG	—	15
Nordex SE (a)	2	16
NORMA Group SE	—	12
Patrizia AG	1	13
ProSiebenSat.1 Media SE (a)	3	41
Puma SE (a)	1	65
Rational AG	—	15
Rheinmetall Aktiengesellschaft	1	56
RHÖN-KLINIKUM Aktiengesellschaft	1	22
Rocket Internet SE (a) (d)	1	18
RTL Group SA (a)	—	14
RWE AG	3	93
SAF-HOLLAND GmbH (a)	2	11
Salzgitter AG (a)	1	11
SAP SE	2	256
Siemens AG	1	111
Siltronic AG	—	34
Sixt SE (a)	—	26
Software Aktiengesellschaft	1	22
Stabilus S.A.	—	11
Stroer SE & Co. KGaA	—	15
Sudzucker AG	1	17
Symrise AG	—	52
TAG Immobilien AG	1	28
TAKKT AG (a)	2	16
Telefonica Deutschland Holding AG	20	58
ThyssenKrupp AG (a)	2	12
Uniper SE	2	54
United Internet AG	1	61
Varta AG (a)	—	21
Volkswagen AG (a)	—	45
Vonovia SE	2	98
Vossloh Aktiengesellschaft (a)	1	23
Wacker Chemie AG (a)	—	13
Wacker Neuson SE (a)	2	28
Wuestenrot & Wuerttembergische AG	1	9
		5,529
Australia 6.5%
A.P. Eagers Limited	2	7
Adelaide Brighton Ltd.	8	17
AGL Energy Limited	2	22
ALS Limited	6	25
Alumina Ltd.	15	17
AMP Ltd. (a)	31	40
Ampol Limited	3	57
Ansell Limited	1	38
APA Group	5	39
ARB Corporation Limited	2	21
Aristocrat Leisure Ltd.	3	47
ASX Ltd.	—	23
Atlas Arteria Limited	8	39
Aurizon Holdings Limited	16	53
AusNet Services Holdings Pty Ltd	18	21
Australia & New Zealand Banking Group Ltd.	6	80
Bank of Queensland Ltd. (b)	9	39
Bapcor Limited	6	27
Beach Energy Ltd.	21	23
Bega Cheese Limited	2	8
Bendigo and Adelaide Bank Ltd. (b)	5	23
BHP Group Limited - ADR (b)	3	141
BHP Group Plc - ADR	2	94
BHP Group PLC	6	129
BHP Group PLC	8	207
Bingo Industries Limited	13	20
BlueScope Steel Ltd.	7	57
Boral Ltd.	11	30
Brambles Limited	3	20
Breville Group Limited	2	26
Carsales.com Limited	3	36
Challenger Financial Services Group Ltd. (b)	5	17
CIMIC Group Limited	1	12
Cleanaway Waste Management Limited	13	21
Coca-Cola Amatil Ltd.	4	23
	Shares/Par[1]	Value ($)
Cochlear Ltd.	—	36
CODAN Limited	3	14
Coles Group Limited	5	58
Collins Foods Limited	3	20
Commonwealth Bank of Australia	3	148
Computershare Ltd.	4	40
Consolidated Transport Industries Pty Ltd	1	9
Cooper Energy Limited (a)	47	12
Costa Group Holdings Limited	10	21
Crown Resorts Limited	2	16
CSL Ltd.	1	190
CSR Ltd.	8	19
Data#3 Limited.	4	13
Domain Holdings Australia Limited	7	16
Domino's Pizza Enterprises Limited	1	40
Downer EDI Ltd.	7	20
Elders Limited	3	22
Emeco Holdings Limited (a)	16	11
Equity Trustees Limited	1	11
Estia Health Limited	12	12
Event Hospitality and Entertainment Ltd	1	7
Evolution Mining Limited (b)	14	56
Flight Centre Ltd.	2	12
Fortescue Metals Group Ltd.	9	91
G.U.D. Holdings Limited	3	21
G8 Education Limited	4	3
Genworth Mortgage Insurance Australia Limited	7	10
GrainCorp Limited - Class A (a)	2	5
Hansen Technologies Limited	8	15
HT&E Limited	8	7
Iluka Resources Limited	3	19
IMDEX Ltd	17	13
Incitec Pivot Ltd.	31	40
Independence Group NL	6	20
Inghams Group Limited	8	17
Insurance Australia Group Ltd.	17	67
InvoCare Limited	2	17
IOOF Holdings Ltd (b)	6	20
IPH Limited	4	20
IRESS Limited	2	19
JB Hi-Fi Limited	1	39
LendLease Corp. Ltd.	4	34
Lifestyle Communities Ltd	2	11
Link Administration Holdings Limited	8	22
Macquarie Group Limited	2	144
Magellan Financial Group Ltd	1	26
McMillan Shakespeare Limited	1	7
Medibank Private Limited	15	32
Metcash Limited	12	23
Mineral Resources Limited	2	35
Myer Holdings Limited (a) (b)	28	4
National Australia Bank Ltd.	6	73
Network Limited	14	9
Newcrest Mining Ltd.	2	47
NIB Holdings Ltd	4	13
Nine Entertainment Co. Holdings Limited	23	22
Northern Star Resources Ltd.	5	52
NRW Holdings Limited	14	19
Nufarm Limited (a)	7	21
OceanaGold Corporation (a)	7	17
Oil Search Ltd.	8	17
Oramelius Resources Limited	40	56
Orica Ltd.	4	43
Origin Energy Ltd.	8	32
Orora Limited	13	24
OZ Minerals Ltd.	5	35
Peet Limited	13	9
Pendal Group Limited	4	18
Perenti Global Limited	21	17
Perpetual Limited	1	15
Perseus Mining Limited (a)	52	48
Platinum Investment Management Limited	7	17
Premier Investments Limited	2	24
Pro Medicus Limited	1	23
Qantas Airways Limited (a) (e)	4	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

61

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Qantas Airways Ltd.	15	41
QBE Insurance Group Ltd.	8	50
Qube Holdings Limited	11	23
Ramsay Health Care Ltd.	1	31
REA Group Ltd. (b)	—	25
Regis Resources Ltd.	6	23
Reliance Worldwide Corporation Limited	8	17
Resolute Mining Limited (a)	27	21
Rio Tinto Ltd.	2	115
Sandfire Resources NL	5	19
Santos Ltd.	18	66
Saracen Mineral Holdings Ltd. (a)	4	14
SEEK Limited	2	26
Select Harvests Limited	3	13
Senex Energy Limited (a)	82	13
Service Stream Limited	11	15
Seven Group Holdings Limited (b)	2	22
Seven West Media Limited (a)	32	2
Sigma Healthcare Ltd	30	13
Silver Lake Resources Limited (a)	27	40
SIMS Limited	3	16
Smartgroup Corporation Ltd	3	13
Sonic Health Care Ltd.	1	23
South32 Limited	27	38
Spark Infrastructure Management Limited	12	18
Steadfast Group Ltd	6	14
Suncorp Group Ltd.	6	37
Super Retail Group Limited	2	13
Superloop Limited (a) (b)	21	14
Sydney Airport Corporation Limited	4	15
Tabcorp Holdings Ltd.	26	60
Tassal Group Limited	7	18
Technology One Limited	2	12
Telstra Corp. Ltd.	12	27
The Star Entertainment Group Limited	12	23
Transurban Group	4	42
Treasury Wine Estates Limited	4	30
United Malt Group Limited (a)	2	6
Virtus Health Limited	3	6
Vocus Group Limited (a)	9	19
Webjet Limited (b)	6	13
Wesfarmers Ltd.	3	106
Western Areas Ltd.	13	24
Westpac Banking Corporation	10	126
Whitehaven Coal Limited	9	9
Wisetech Global Limited	1	15
Woodside Petroleum Ltd.	3	49
Woolworths Group Ltd.	3	86
WorleyParsons Ltd. (b)	3	15
		5,220
Netherlands 3.6%
Aalberts N.V.	2	50
ABN AMRO Bank N.V. - CVA	1	12
Accell Group N.V. (a)	—	10
Adyen B.V. (a)	—	38
Aegon NV	12	36
Airbus SE (a)	1	93
Akzo Nobel N.V.	—	21
Altice N.V. (a)	7	26
Amsterdam Commodities N.V.	1	18
Arcadis NV (a)	2	30
ASM International N.V.	1	106
ASML Holding - ADR	1	239
ASR Nederland N.V.	2	68
BAM Group (a)	3	5
Basic-Fit N.V. (a)	1	30
BE Semiconductor Industries N.V.	1	43
CNH Industrial N.V. (a)	6	43
Corbion	1	39
Flow Traders N.V.	—	11
Heineken NV	1	132
IMCD B.V.	—	39
ING Groep N.V.	5	33
Intertrust N.V.	1	18
	Shares/Par[1]	Value ($)
Just Eat Takeaway.Com N.V. (a) (b)	1	53
Just Eat Takeaway.Com N.V. (a) (b)	—	32
Koninklijke Ahold Delhaize N.V.	12	340
Koninklijke Boskalis Westminster N.V. (a) (b)	1	16
Koninklijke DSM N.V.	1	123
Koninklijke KPN N.V.	46	121
Koninklijke Philips N.V. - NYRS	1	39
Koninklijke Philips N.V. (a)	3	164
Koninklijke Vopak N.V.	1	45
NN Group N.V.	3	89
OCI N.V. (a) (b)	1	8
PostNL NV	9	20
Prosus N.V. (a)	1	63
Randstad NV	1	66
Royal Dutch Shell PLC - Class B	1	22
Royal Dutch Shell PLC - Class B - ADR	9	284
SBM Offshore N.V.	3	40
Signify N.V. (a)	2	42
Sligro Food Group N.V. (b)	—	5
TKH Group N.V. - ADR	—	17
TomTom N.V. (a)	2	17
Wolters Kluwer NV	2	123
		2,869
Sweden 3.3%
AAK AB (publ) (a)	1	10
ACM 2001 AB	5	34
Addnode Group Aktiebolag (publ) (a)	—	2
Addtech AB	1	32
ÅF Pöyry AB (a)	1	22
Ahlstrom-Munksjö Oyj	1	21
Aktiebolaget Electrolux - Class B	2	38
Aktiebolaget SKF - Class B	5	91
Aktiebolaget Volvo (a)	1	17
Aktiebolaget Volvo - Class B (a)	9	137
Alfa Laval AB (a)	2	45
Alimak Group AB (publ) (b)	1	8
Arjo AB (publ) - Class B	3	15
Assa Abloy AB - Class B	1	20
Atlas Copco Aktiebolag - Class A	1	63
Atlas Copco Aktiebolag - Class B	1	32
Attendo International AB (a)	2	9
Avanza Bank Holding AB	2	32
Axfood Aktiebolag	1	23
Beijer Alma AB	1	8
Betsson AB	4	28
Bilia AB (a)	1	9
Billerudkorsnas Aktiebolag (Publ)	2	23
BioGaia AB	—	13
Biotage AB	2	33
Boliden AB	3	68
Bonava AB (Publ)	1	6
Bravida Holding AB (a)	1	11
Bure Equity AB	1	23
Byggmax Group AB (a)	4	20
Castellum AB	1	12
Catena AB	—	11
Clas Ohlson Aktiebolag	2	25
Cloetta AB - Class B (a)	5	14
Dometic Group AB (publ) (a) (b)	5	43
Duni AB	2	18
Dustin Group AB	2	13
Electrolux Professional AB (publ) (a)	2	8
Elekta AB (publ) - Class B	2	15
Eltel AB (a)	5	11
Epiroc Aktiebolag - Class A	2	21
Epiroc Aktiebolag - Class B	1	11
Essity Aktiebolag (publ) - Class B (a)	2	56
Evolution Gaming Group AB (publ)	1	36
Fastighets Ab Balder (a)	—	16
G&L Beijer Ref AB (b)	1	17
Getinge AB - Class B (b)	2	28
Granges AB (a)	2	15
Hennes & Mauritz AB - Class B	3	37
Hexagon Aktiebolag - Class B (a)	—	28

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

62

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Hexpol AB (a)	3	22
HMS Networks AB (a)	1	20
Hoist Finance AB (publ) (a) (b)	2	5
Holmen Aktiebolag (a)	—	14
Hufvudstaden AB - Class A	2	23
Husqvarna Aktiebolag - Class B	4	36
ICA Gruppen Aktiebolag	—	23
Indutrade Aktiebolag (a)	1	25
Intrum AB (b)	1	16
JM AB	1	22
Knowit Aktiebolag (publ) (a)	1	13
Kungsleden Aktiebolag	1	8
Lagercrantz Group Aktiebolag	1	19
Lifco Ab (Publ)	—	26
Lindab International AB	2	23
Loomis AB (a)	1	23
Lundin Petroleum AB (b)	1	17
MIPS AB	1	23
Modern Times Group MTG AB (a)	1	11
NCC Aktiebolag	1	12
NIBE Industrier AB (a)	1	24
Nobia AB (a)	3	13
Nobina AB (publ) (a)	4	22
Nolato AB (publ) (a)	—	12
Nordic Entertainment Group AB (a)	—	15
Nyfosa AB (a)	3	21
OEM International Aktiebolag (a)	—	12
Pandox Aktiebolag (a)	1	10
Peab AB (a)	3	22
Ratos AB (a)	7	18
Recipharm AB (publ) (a) (b)	1	13
Saab AB - Class B (b)	1	17
Samhällsbyggnadsbolaget i Norden AB (b)	11	29
Sandvik AB (a)	4	82
Sectra Aktiebolag	—	24
Securitas AB - Class B (a)	1	20
Skandinaviska Enskilda Banken AB - Class A (a)	6	51
Skanska AB - Class B	3	57
SSAB AB	7	19
SSAB AB - Class A	7	19
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	5	55
Svenska Handelsbanken AB - Class A (a)	5	51
Swedbank AB - Class A (a)	4	45
Swedish Match AB	1	36
Swedish Orphan Biovitrum AB (Publ) (a)	1	26
Tele2 AB - Class B	2	26
Telefonaktiebolaget LM Ericsson - Class B	2	20
Telia Co. AB	16	60
Thule Group AB	1	22
Trelleborg AB (a)	4	54
VBG Group AB (publ) (a)	1	10
Wallenstam AB	1	11
Wihlborgs Fastigheter AB	1	19
		2,644
Hong Kong 2.8%
AIA Group Limited	41	381
ASM Pacific Technology Ltd.	3	35
Bank of East Asia Ltd.	11	26
BOC Hong Kong Holdings Ltd.	22	70
Cafe de Coral Holdings Ltd.	8	17
Camsing International Holding Limited (a) (e)	12	1
Cathay Pacific Airways Limited (b)	12	12
Chinese Estates Holdings Limited	17	11
Chow Sang Sang Holdings International Limited	8	9
Chow Tai Fook Jewellery Group Limited	22	21
CITIC Telecom International Holdings Limited	33	11
CK Asset Holdings Limited	13	78
CK Hutchison Holdings Limited	16	103
CK Infrastructure Holdings Limited	4	21
CLP Holdings Ltd.	4	44
Dairy Farm International Holdings Ltd.	2	8
Far East Consortium International Limited	23	8
FIH Mobile Limited (a) (b)	151	16
First Pacific Company Limited	56	11
	Shares/Par[1]	Value ($)
Galaxy Entertainment Group Ltd.	8	54
Giordano International Limited	30	5
Great Eagle Holdings Limited	4	10
Guoco Group Limited	1	14
Haitong International Securities Group Limited	71	17
Hang Lung Group Ltd.	10	23
Hang Lung Properties Ltd.	8	19
Hang Seng Bank Ltd.	3	56
Henderson Land Development Co. Ltd.	6	23
HK Electric Investments Limited	27	28
HKT Trust	36	53
Hong Kong & China Gas Co. Ltd.	10	16
Hong Kong Exchanges & Clearing Ltd.	3	131
Hongkong Land Holdings Ltd.	4	16
Hysan Development Co. Ltd.	6	19
Johnson Electric Holdings Limited	17	31
K. Wah International Holdings Ltd.	48	21
Kerry Logistics Network Limited	9	12
Kerry Properties Ltd.	9	25
Kowloon Development Company Limited	11	12
Lifestyle International Holdings Limited	7	6
Luk Fook Holdings International Ltd.	4	9
Man Wah Holdings Limited	13	13
Melco International Development Limited	11	21
MGM China Holdings Limited	13	17
Miramar Hotel and Investment Company, Limited	6	11
MTR Corp.	4	18
New World Development Company Limited (a)	12	56
NWS Holdings Ltd.	22	19
Pacific Basin Shipping Limited	99	15
Pacific Textiles Holdings Limited	21	10
PCCW Ltd.	57	32
Power Assets Holdings Ltd.	3	14
Shangri-La Asia Ltd.	10	9
Shun Tak Holdings Limited	28	10
Sino Land Co.	24	30
SJM Holdings Limited	22	25
Sun Hung Kai Properties Ltd.	4	58
Swire Pacific Limited	17	17
Swire Pacific Ltd. - Class A	3	13
Swire Properties Limited	5	14
Tai Cheung Holdings Limited	11	7
Techtronic Industries Company Limited	6	64
Television Broadcasts Limited	6	7
The Hongkong and Shanghai Hotels, Limited	11	10
The Kowloon Motor Bus Holdings Limited	9	17
United Laboratories International Holdings Ltd (b)	36	31
Value Partners Group Limited	39	20
Vitasoy International Holdings Ltd.	12	46
VTech Holdings Ltd.	1	8
WH Group Limited	104	90
Wharf Holdings Ltd. (b)	11	23
Wharf Real Estate Investment Company Limited (b)	3	14
Wheelock & Co. Ltd. (f)	4	33
Xinyi Glass Holdings Limited	24	29
Yue Yuen Industrial Holdings Ltd.	8	12
		2,296
Italy 2.4%
A2A SpA	20	28
Acea SpA	1	21
Amplifon S.p.A (a)	2	47
ANIMA Holding S.p.A.	5	23
Assicurazioni Generali SpA	4	54
Atlantia SpA (a)	2	29
Azimut Holding S.p.A.	2	26
Banca Farmafactoring S.p.A. (a) (d)	4	24
Banca Generali S.p.A. (a)	1	23
Banca IFIS S.p.A. (a)	1	14
Banca Piccolo Credito Valtellinese S.p.A. O (a)	3	17
Banca Popolare Di Sondrio - Societa' Cooperativa Per Azioni (a)	8	15
Banco BPM Societa' Per Azioni (a)	13	20
Bper Banca Spa (a) (b)	6	15
Brunello Cucinelli S.p.A. (a)	1	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

63

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	24
Cerved Group SpA (a)	1	10
Credito Emiliano SpA (a)	4	22
Danieli & C. Officine Meccaniche S.p.A.	1	7
DiaSorin S.p.A.	—	42
Enel SpA	22	192
ENI SpA	10	95
Erg S.P.A.	1	19
Ferrari N.V.	—	50
Fincantieri S.P.A. (a) (b)	19	13
Finecobank Banca Fineco SPA (a)	5	61
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A." (a) (b)	2	20
Guala Closures S.p.A. (a) (c)	2	13
Hera S.p.A.	6	22
I.M.A. Industria Macchine Automatiche S.P.A. (a) (b)	—	16
Interpump Group SpA	1	32
Intesa Sanpaolo SpA (a)	35	68
Iren S.p.A.	7	17
Italgas S.p.A.	5	26
Italmobiliare S.p.A.	—	14
Juventus F.C. - S.p.A. O Juventus Football Club S.P.A. (a) (b)	17	18
Leonardo S.p.A.	5	31
Marr S.p.A (a)	1	22
Mediobanca SpA	6	46
Moncler S.p.A. (a)	2	60
Mutuionline S.P.A.	—	11
OVS SpA (a) (b)	12	13
Piaggio & C. S.p.A.	7	16
Pirelli & C. S.p.A. (a)	5	22
Poste Italiane - Societa' Per Azioni	2	16
Prada S.p.A. (a)	5	19
Prysmian S.p.A.	1	22
Rai Way S.P.A. (a)	2	14
Recordati Industria Chimica E Farmaceutica S.p.A.	1	25
Reply S.p.A.	—	26
Saipem S.p.A.	5	12
Salini Impregilo S.p.A. (b)	11	17
Salvatore Ferragamo. S.p.A. (a)	1	13
Saras S.p.A. (a)	13	11
Snam Rete Gas SpA	11	56
Societa' Cattolica Di Assicurazione - Societa' Cooperativa (a) (b)	4	22
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	1	9
Technogym S.p.A. (a)	1	8
Telecom Italia SpA	88	34
Telecom Italia SpA	83	33
Terna – Rete Elettrica Nazionale S.p.A.	3	23
Tinexta S.P.A. (a)	1	19
UniCredit S.p.A. (a)	10	95
Unione Di Banche Italiane S.p.A (a)	16	51
Unipol Gruppo Finanziario S.P.A. (a)	7	27
UnipolSai Assicurazioni S.p.A. (b)	4	9
Zignago Vetro S.p.A	1	13
		1,953
Spain 2.1%
Acciona,S.A. (b)	—	40
ACS, Actividades de Construccion y Servicios, S.A. (b)	2	58
AENA, S.M.E., S.A. (a)	—	45
Almirall, S.A. (a)	1	16
Amadeus IT Group SA	1	75
Atresmedia Corporacion de Medios de Comunicacion, S.A. (b)	4	12
Banco Bilbao Vizcaya Argentaria SA	14	49
Banco de Sabadell, S.A.	35	12
Banco Santander, S.A.	38	94
Bankinter SA	6	28
Befesa	1	31
CaixaBank, S.A.	15	33
Cellnex Telecom, S.A.	—	17
CIE Automotive, S.A.	1	18
	Shares/Par[1]	Value ($)
Construcciones Y Auxiliar De Ferrocarriles, S.A	1	24
Ebro Foods, S.A.	1	11
Enagas SA (b)	2	55
ENCE Energia y Celulosa, S.A. (b)	6	18
Endesa SA (b)	2	40
Euskaltel, S.A.	2	15
Faes Farma, SA	3	14
Ferrovial, S.A.	1	24
Fomento De Construcciones Y Contratas, S.A.	1	8
Global Dominion Access, S.A. (a)	2	7
Grifols, S.A. - Class A (b)	1	43
Grupo Catalana Occidente, S.A.	1	12
Iberdrola, Sociedad Anonima	24	275
Indra Sistemas, S.A. (a)	1	10
Industria de Diseno Textil, S.A.	3	70
MAPFRE, S.A.	8	15
Masmovil Ibercom, S.A. (a)	1	25
Mediaset Espana Comunicacion, S.A. (a)	3	11
Melia Hotels International, S.A.	3	12
Naturgy Energy Group SA	2	40
Neinor Homes, S.A. (a)	2	15
Pharma Mar, S.A.	4	36
Prosegur Compañia de Seguridad, S.A.	5	12
Red Electrica Corporacion, S.A. (b)	2	42
Repsol SA	6	54
Sacyr, S.A.	4	8
Siemens Gamesa Renewable Energy, S.A. (a)	1	22
Tecnicas Reunidas, S.A. (a)	1	13
Telefonica SA (b)	28	135
Tubacex, S.A. (a) (b)	7	11
Unicaja Banco, S.A. (a)	22	11
Vidrala SA	—	7
Viscofan, S.A.	—	28
Zardoya Otis SA	2	11
		1,662
Denmark 2.0%
A P Moller - Maersk A/S - Class A	—	12
A P Moller - Maersk A/S - Class B	—	19
Aktieselskabet Schouw & Co.	—	11
ALK-Abello A/S (a)	—	19
Alm. Brand A/S (a)	1	13
Ambu A/S	1	30
Bavarian Nordic A/S (a)	2	46
Carlsberg A/S - Class B	—	41
Chr. Hansen Holding A/S	—	37
Coloplast A/S - Class B	—	52
Dampskibsselskabet NORDEN A/S	2	21
Danske Bank A/S (a)	4	49
Demant A/S (a) (b)	1	18
DFDS A/S (a)	—	14
DSV Panalpina A/S	1	62
FLSmidth & Co. A/S	1	18
Genmab A/S (a)	—	50
GN Store Nord A/S	1	67
H Lundbeck A/S	1	49
ISS A/S	2	24
Jyske Bank A/S (a)	1	30
Netcompany Group A/S (a)	—	28
Novo Nordisk A/S - Class B	4	286
Novozymes A/S - Class B	1	61
Orsted A/S	—	24
Pandora A/S	2	109
PER AARSLEFF Holding A/S	1	22
Ringkjobing Landbobank. Aktieselskab	—	30
Rockwool International A/S	—	28
Rockwool International A/S	—	23
Royal Unibrew A/S (a)	1	46
Scandinavian Tobacco Group A/S	1	15
SimCorp A/S	1	66
Spar Nord Bank A/S (a)	1	9
Sydbank A/S (a)	1	27
Topdanmark A/S	1	40
Torm PLC (b)	2	12
Tryg A/S	1	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

64

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Vestas Wind Systems A/S	1	60
Zealand Pharma A/S (a)	1	36
		1,623
Finland 1.5%
Adapteo Oyj (a)	1	6
Cargotec Oyj	—	10
Citycon Oyj (b)	1	8
Elisa Oyj	1	71
Finnair OYJ (a) (b)	2	2
Fortum Oyj (b)	3	48
Huhtamaki Oyj - Class I (a)	1	47
Kemira Oyj	1	14
Kesko Oyj	2	27
Kesko Oyj	3	57
Kojamo Oyj	1	25
Kone Corporation - Class B	1	53
Konecranes Abp	—	10
Lassila & Tikanoja Oyj	1	12
Metso Oyj	1	34
Neste Oyj	2	66
Nokia Oyj	23	101
Nokian Renkaat Oyj	2	34
Nordea Bank ABP (a)	12	83
Olvi OYJ	—	15
Orion Oyj	—	18
Orion Oyj - Class B	1	39
Outokumpu Oyj (a)	6	19
Ponsse Oyj	—	12
Sampo Oyj - Class A	2	60
Sanoma Oyj	1	14
Stora Enso Oyj - Class R	6	77
Terveystalo Oyj	1	10
Tietoevry Oyj (a)	1	22
Tikkurila Oyj	1	10
UPM-Kymmene Oyj	4	111
Uponor Oyj	1	13
Vaisala Oyj	1	24
Valmet Oy	2	49
Wartsila Oyj	1	12
YIT Oyj	4	21
		1,234
Belgium 1.1%
Ackermans (a)	—	32
ageas SA/NV	2	53
Agfa-Gevaert NV (a)	3	11
AKKA Technologies (b)	—	12
Anheuser-Busch InBev	2	119
Barco NV	—	15
Bpost (a)	3	22
Colruyt SA	1	44
Compagnie D'entreprises CFE (a)	—	12
D'ieteren	—	13
Elia Group	—	33
Euronav	4	35
Fagron	1	12
Galapagos (a)	—	12
Gimv	1	32
Immobel	—	11
KBC Groep NV	1	52
Kinepolis Group (a)	—	9
Lotus Bakeries	—	16
Melexis	—	16
NV Bekaert SA	1	10
Ontex Group (a)	1	10
Orange Belgium	—	8
Proximus	2	42
Recticel	2	22
Shurgard Self Storage Europe	—	17
Solvay SA	1	77
Telenet Group Holding	—	17
Tessenderlo Group (a)	—	11
UCB SA	1	71
Umicore	1	46
		892
	Shares/Par[1]	Value ($)
Ireland 1.1%
AIB Group Public Limited Company	8	10
Bank of Ireland Group Public Limited Company (a)	15	31
C & C Group Public Limited Company	4	12
Cairn Homes Public Limited Company	11	10
CRH public limited company - ADR	9	301
Flutter Entertainment Public Limited Company (a) (b)	—	58
Flutter Entertainment Public Limited Company	1	81
Glambia Plc	3	32
Grafton Group Public Limited Company	2	13
Irish Continental Group, Public Limited Company	3	14
James Hardie Industries Public Limited Company - CDI	2	37
Kerry Group Plc - Class A	—	54
Kingspan Group Plc	2	109
Smurfit Kappa Funding Designated Activity Company	3	96
UDG Healthcare Public Limited Company	1	12
		870
Singapore 1.0%
Allied Esports Entertainment, Inc.	16	11
Ascendas India Trust (g)	12	11
BOC Aviation Limited	2	15
Bukit Sembawang Estates Limited	3	7
BW LPG PTE. LTD.	4	13
CapitaLand Ltd.	15	33
City Developments Ltd.	3	15
ComfortDelgro Corp. Ltd.	30	32
DBS Group Holdings Ltd.	4	66
First Resources Limited	16	17
Genting Singapore Limited	15	9
Golden Agri-Resources Ltd.	129	14
Haw Par Corp. Ltd.	4	27
Hong Leong Finance Limited F.K.A	5	9
Hutchison Port Holdings Trust	85	8
IGG Singapore Pte Ltd. (b)	10	8
Jardine Cycle & Carriage Ltd.	1	19
Keppel Corporation Limited (b)	5	24
Keppel Infrastructure Trust	46	18
Oversea-Chinese Banking Corporation Limited	5	34
Sembcorp Industries Ltd	20	25
SembCorp Marine Ltd. (a) (b)	10	3
Sheng Siong Group Ltd.	22	27
Singapore Airlines Ltd.	24	66
Singapore Airport Terminal Services Ltd.	6	12
Singapore Exchange Ltd.	4	22
Singapore Press Holdings Ltd. (b)	37	34
Singapore Technologies Engineering Ltd.	10	23
Singapore Telecommunications Limited	13	22
StarHub Ltd	19	18
United Overseas Bank Ltd.	4	58
UOL Group Ltd.	2	10
Venture Corp. Ltd.	3	32
Wing Tai Holdings Limited	9	12
XP Power PLC	—	16
Yangzijiang Shipbuilding (Holdings) Ltd.	35	24
		794
Israel 0.9%
Airport City Ltd (a)	—	5
Alony Hetz Properties & Investments Ltd	1	12
Alrov Properties & Lodgings Ltd.	—	3
Amot Investments Ltd.	2	8
Bank Hapoalim BM	5	27
Bank Leumi Le-Israel BM	14	69
Bezeq Israeli Telecommunication Corp. Ltd. (a)	16	15
Clal Insurance Co Ltd. (a)	1	6
Danel (Adir Yehoshua) Ltd.	—	30
Delek Group Ltd.	—	3
Elbit Systems Ltd.	—	25
Elbit Systems Ltd.	—	9
Electra Ltd	—	15
Equital Ltd. (a)	1	15
Formula Systems (1985) Ltd.	—	31
Gav-Yam Bayside Land Corp. Ltd.	—	17

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

65

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Harel Insurance Investments & Financial Services Ltd.	1	7
Hilan Ltd (a)	1	27
Isracard Ltd.	—	—
Israel Chemicals Ltd.	7	21
Israel Discount Bank Ltd. - Class A	5	14
Matrix I.T. Ltd	2	33
Maytronics Ltd.	2	23
Melisron Ltd.	—	9
Menora Mivtachim Insurance Ltd.	1	12
Mizrahi Tefahot Bank Ltd.	1	18
Nice Ltd. (a)	—	36
Nova Measuring Instruments Ltd. (a)	1	42
Oil Refineries Ltd.	23	4
Partner Communications Co Ltd (a)	1	7
Paz Oil Company Limited	—	6
Plus500 Ltd	2	26
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	—	24
Shapir Engineering and Industry Ltd (a)	3	21
Shikun & Binui Ltd.	4	15
Shufersal Ltd.	2	12
Strauss Group Ltd	1	16
Summit Real Estate Holdings Ltd	—	3
Teva Pharmaceutical Industries Ltd - ADR (a)	2	26
The First International Bank of Israel Limited	1	19
Tower Semiconductor Ltd. (a)	1	28
		739
Norway 0.8%
AF Gruppen ASA (b)	1	26
Aker ASA	1	14
Atea ASA	1	7
Austevoll Seafood ASA	1	11
Bonheur ASA	1	21
Borregaard ASA	1	12
BW Energy Limited (a)	1	1
BW Offshore Limited	3	11
DNB Bank ASA (a)	3	33
Entra ASA	1	8
Equinor ASA	5	78
Eurizon Opportunita	6	31
Fjordkraft Holding ASA	1	10
Frontline Ltd.	2	15
Gjensidige Forsikring ASA (a)	1	18
Grieg Seafood ASA	2	16
Lerøy Seafood Group ASA	3	17
Mowi ASA	1	23
Norsk Hydro ASA	6	16
Norwegian Finans Holding ASA (a)	2	11
Odfjell Drilling Ltd. (a) (b)	7	8
Orkla ASA	2	21
PGS ASA (a)	6	2
Sbanken ASA (a)	3	17
Scatec Solar ASA (a)	1	23
Sparebank 1 Sr-Bank Asa (a)	5	36
Storebrand ASA (a)	5	27
Subsea 7 S.A. (a)	2	12
Telenor ASA	2	23
TGS NOPEC Geophysical Company ASA	1	14
TOMRA Systems ASA (a)	1	24
Veidekke ASA (a)	1	10
Yara International ASA	1	33
		629
United States of America 0.5%
Bausch Health Companies Inc. (a)	2	33
BCE Inc.	1	22
Burford Capital Limited	5	26
Cameco Corporation	3	27
Credit Suisse Group AG - ADR	1	15
Fortuna Silver Mines Inc. (a)	7	35
Honda Motor Co., Ltd. - ADR (b)	1	15
Iamgold Corp. (a)	5	21
Methanex Corporation	—	8
Ovintiv Canada ULC (b)	2	19
	Shares/Par[1]	Value ($)
Ovintiv Canada ULC	2	16
Primo Water Corporation (b)	2	22
Qiagen N.V. (a)	1	26
Ritchie Bros. Auctioneers Incorporated	1	26
Samsonite International S.A.	18	19
Sumitomo Mitsui Financial Group, Inc. - ADR (b)	2	12
Toyota Motor Corporation - ADR	—	44
Waste Connections, Inc.	—	37
		423
Austria 0.5%
ams AG (a)	1	17
Andritz AG (a)	1	22
AT & S Austria Technologie & Systemtechnik Aktiengesellschaft	1	10
BAWAG Group AG (a)	1	26
CA Immobilien Anlagen Aktiengesellschaft (a)	1	21
Erste Group Bank AG	1	27
EVN AG	1	11
IMMOFINANZ AG (a)	—	7
Lenzing Aktiengesellschaft (a) (b)	—	5
Mayr-Melnhof Karton Aktiengesellschaft	—	22
OMV AG (a)	1	30
Osterreichische Post Aktiengesellschaft (b)	1	21
Raiffeisen Bank International AG	2	30
RHI Magnesita N.V.	—	11
S IMMO AG	1	14
S&T System Integration & Technology Distribution AG (a)	1	16
Strabag SE	—	9
Telekom Austria Aktiengesellschaft (a)	2	11
UNIQA Insurance Group AG	2	13
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe (a)	1	19
Voestalpine AG	2	50
		392
New Zealand 0.5%
a2 Milk Co. Ltd. (a)	2	31
Air New Zealand Limited	6	5
Arvida Group Limited	8	8
Auckland International Airport Limited	4	16
Chorus Limited	6	30
Contact Energy Limited	3	10
EBOS Group Limited	1	13
Fisher & Paykel Healthcare Corp.	1	15
Fletcher Building Ltd.	11	25
Freightways Limited	3	12
Genesis Energy Limited	7	13
Heartland Group Holdings Limited	20	16
Infratil Limited	7	21
IWL Broking Solutions Limited	3	11
Mainfreight Limited	1	34
Mercury NZ Limited	7	23
Metlifecare Limited	4	13
Ryman Healthcare Ltd.	2	13
SKYCITY Entertainment Group Limited	5	7
Spark New Zealand Ltd.	14	40
Summerset Group Holdings Limited	4	16
Z Energy Limited	2	3
		375
Portugal 0.3%
Alphaquest Original Ltd	4	11
Altri, SGPS, S.A.	3	17
EDP Renovaveis, S.A.	1	17
Energias de Portugal SA	8	38
Galp Energia, SGPS, S.A.	5	54
Jeronimo Martins, SGPS, S.A. (a)	2	33
NOS, SGPS, SA. (b)	4	16
Ren - Redes Energeticas Nacionais, SGPS, S.A.	8	23
SEMAPA - Sociedade de Investimento e Gestao, SGPS, S.A.	1	7
SONAE - S.G.P.S., S.A.	20	14
		230
Luxembourg 0.2%
Aperam	1	22

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

66

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
ArcelorMittal (a)	5	48
Grand City Properties S.A.	1	19
L'Occitane International S.A.	5	9
Millicom International Cellular SA - SDR	1	17
SES S.A. - FDR	1	7
Tenaris SA	2	12
		134
China 0.1%
China New Higher Education Group Limited	36	24
Leyou Technologies Holdings Limited (a)	35	12
Meituan Dianping (a)	1	22
SITC International Holdings Company Limited	22	23
VSTECS Holdings Limited	22	12
		93
Jersey 0.1%
Centamin PLC	18	40
Highland Gold Mining Limited	5	15
		55
Macau 0.0%
Sands China Ltd.	4	16
Wynn Macau, Limited	12	21
		37
Liechtenstein 0.0%
Liechtensteinische Landesbank Aktiengesellschaft	—	10
VP Bank AG	—	10
		20
Monaco 0.0%
Endeavour Mining Corporation (a)	1	17
Cambodia 0.0%
NagaCorp Ltd.	12	14
Isle of Man 0.0%
Strix Group PLC (b)	5	13
Malta 0.0%
Kindred Group PLC - SDR	2	11
Netherlands Antilles 0.0%
Hunter Douglas N.V. (a)	—	9
Georgia 0.0%
Bank of Georgia Group Plc (a)	1	9
Colombia 0.0%
Frontera Energy Corporation	2	5
United Arab Emirates 0.0%
NMC Health PLC (e)	1	—
Total Common Stocks (cost $85,180)		79,560
PREFERRED STOCKS 0.7%
Germany 0.7%
Bayerische Motoren Werke AG	—	23
Dragerwerk AG & Co. KGaA (a) (h)	—	17
Fuchs Petrolub SE	1	34
Henkel AG & Co. KGaA (h)	—	41
Jungheinrich Aktiengesellschaft (a)	2	35
Porsche Automobil Holding SE (h)	1	60
Sartorius AG	—	55
Sixt SE	—	8
STO SE & Co. KGaA	—	11
Volkswagen AG (a) (h)	2	230
		514
Italy 0.0%
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	11
Danieli & C. Officine Meccaniche S.p.A.	2	17
		28
Total Preferred Stocks (cost $535)		542
RIGHTS 0.0%
Spain 0.0%
ACS, Actividades de Construccion y Servicios, S.A. (a)	2	4
Repsol, S.A. (a)	6	3
Telefonica SA (a) (b)	24	5
		12
	Shares/Par[1]	Value ($)
Finland 0.0%
FINNAIR OYJ (a) (f)	2	8
Total Rights (cost $21)		20
SHORT TERM INVESTMENTS 5.1%
Securities Lending Collateral 4.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (i) (j)	3,734	3,734
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (i) (j)	357	357
Total Short Term Investments (cost $4,091)		4,091
Total Investments 104.2% (cost $89,827)		84,213
Other Assets and Liabilities, Net (4.2)%		(3,356)
Total Net Assets 100.0%		80,857

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $52 and 0.1% of the Fund.

(e)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  Perpetual security. Next contractual call date presented, if applicable.

(h)  Convertible security.

(i)  Investment in affiliate.

(j)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.5%
Information Technology 24.0%
3D Systems Corporation (a) (b)	15	102
Acacia Communications, Inc. (a)	3	211
Accenture Public Limited Company - Class A	20	4,248
ACI Worldwide, Inc. (a)	8	211
Adobe Inc. (a)	12	5,095
ADS Alliance Data Systems, Inc.	3	149
ADTRAN, Inc.	6	60
Advanced Energy Industries, Inc. (a)	3	230
Advanced Micro Devices, Inc. (a)	22	1,142
Agilysys, Inc. (a)	1	15
Akamai Technologies, Inc. (a)	8	818
Alarm.Com Holdings, Inc. (a)	2	149
Alpha and Omega Semiconductor Limited (a)	3	36
Alteryx, Inc. - Class A (a)	1	194
Ambarella Inc. (a)	3	118
Amdocs Limited	7	447
American Software, Inc. - Class A	2	28
Amkor Technology, Inc. (a)	29	363
Amphenol Corporation - Class A	9	842
Amtech Systems, Inc. (a)	1	4
Analog Devices, Inc.	10	1,197
Anaplan, Inc. (a)	2	95
ANSYS, Inc. (a)	2	710
Apple Inc.	152	55,569
Applied Materials, Inc.	30	1,798
Applied Optoelectronics, Inc. (a) (b)	1	11
Arista Networks, Inc. (a)	4	748
Arlo Technologies, Inc. (a)	6	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

67

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Arrow Electronics, Inc. (a)	6	418
ASGN Incorporated (a)	5	328
Aspen Technology, Inc. (a)	4	415
Atlassian Corporation PLC - Class A (a)	1	165
Autodesk, Inc. (a)	5	1,297
Automatic Data Processing, Inc.	18	2,726
Avalara, Inc.	2	311
Avaya Holdings Corp. (a)	8	100
Avid Technology, Inc. (a)	3	24
Avnet, Inc.	8	230
Axcelis Technologies, Inc. (a)	3	84
AXT, Inc. (a)	1	4
Badger Meter, Inc.	3	165
Bel Fuse Inc. - Class B	1	14
Belden Inc.	5	159
Benchmark Electronics, Inc.	7	143
Black Knight, Inc. (a)	5	362
Blackbaud, Inc.	3	166
Booz Allen Hamilton Holding Corporation - Class A	8	625
Bottomline Technologies Inc. (a)	2	96
Broadcom Inc.	11	3,626
Broadridge Financial Solutions, Inc.	7	834
Brooks Automation Inc.	7	309
Cabot Microelectronics Corporation	2	252
CACI International Inc. - Class A (a)	2	497
Cadence Design Systems Inc. (a)	10	941
CalAmp Corp. (a)	3	21
Calix, Inc. (a)	6	85
Cardtronics Group Limited - Class A (a)	7	165
Cass Information Systems, Inc.	1	49
CDK Global, Inc.	10	410
CDW Corp.	6	722
Ceridian HCM Holding Inc. (a)	3	274
CEVA Inc. (a)	1	30
Ciena Corp. (a)	13	700
Cirrus Logic Inc. (a)	5	286
Cisco Systems, Inc.	138	6,419
Citrix Systems Inc.	5	762
Clearfield, Inc. (a)	1	8
Cognex Corp.	7	402
Cognizant Technology Solutions Corp. - Class A	19	1,068
Coherent Inc. (a)	2	225
Cohu Inc.	5	81
CommScope Holding Company, Inc. (a)	11	92
Communications Systems Inc.	1	7
CommVault Systems Inc. (a)	2	88
Computer Task Group Inc. (a)	3	10
Comtech Telecommunications Corp.	1	20
Conduent Inc. (a)	15	35
CoreLogic, Inc.	6	419
Cornerstone OnDemand, Inc. (a)	3	108
Corning Incorporated	34	892
Coupa Software Incorporated (a)	1	286
Cree, Inc. (a)	9	546
CSG Systems International, Inc.	4	173
CTS Corp.	3	67
Cyberoptics Corp. (a)	1	19
Daktronics Inc.	5	21
Dell Technology Inc. - Class C (a)	4	223
Digi International Inc. (a)	4	42
Diodes Inc. (a)	5	274
DocuSign, Inc. (a)	2	357
Dolby Laboratories, Inc.	4	293
Dropbox, Inc. - Class A (a)	5	117
DSP Group, Inc. (a)	1	16
DXC Technology Company	20	330
Ebix Inc.	4	93
EchoStar Corp. - Class A (a)	4	116
Elastic NV (a)	2	171
EMCORE Corporation (a)	3	11
Endurance International Group Holdings, Inc. (a)	8	30
Enphase Energy, Inc. (a)	4	194
Entegris, Inc.	12	707
Envestnet, Inc. (a)	2	129
EPAM Systems, Inc. (a)	2	420
	Shares/Par[1]	Value ($)
ePlus Inc. (a)	2	119
Equifax Inc.	3	532
Euronet Worldwide Inc. (a)	5	433
EVERTEC, Inc.	6	179
EVO Payments, Inc. - Class A (a)	1	25
ExlService Holdings Inc. (a)	3	188
F5 Networks, Inc. (a)	3	455
Fabrinet (a)	2	145
Fair Isaac Corporation (a)	1	546
FARO Technologies Inc. (a)	2	95
Fidelity National Information Services, Inc.	16	2,180
FireEye, Inc. (a)	2	26
First Solar, Inc. (a)	7	323
Fiserv, Inc. (a)	12	1,133
Fitbit, Inc. - Class A (a)	31	199
Five9 Inc. (a)	1	138
FleetCor Technologies Inc. (a)	4	1,039
Flex Ltd. (a)	53	544
FLIR Systems Inc.	10	398
FormFactor Inc. (a)	8	230
Fortinet, Inc. (a)	6	790
Frequency Electronics Inc. (a)	1	9
Gartner Inc. (a)	4	440
Genpact Limited	18	659
Global Payments Inc.	8	1,362
Globalscape, Inc.	—	5
Globant S.A. (a)	3	380
GoDaddy Inc. - Class A (a)	6	412
GSI Technology, Inc. (a)	1	6
GTT Communications Inc. (a) (b)	8	62
Guidewire Software, Inc. (a)	3	348
Hackett Group Inc.	3	44
Harmonic, Inc. (a)	10	49
Hewlett Packard Enterprise Company	65	630
HP Inc.	49	861
HubSpot Inc. (a)	1	318
Ichor Holdings, Ltd. (a)	2	65
Infinera Corporation (a)	26	154
INPHI Corporation (a)	2	286
Insight Enterprises, Inc. (a)	4	187
Intel Corporation	182	10,865
InterDigital Communications, Inc.	4	212
International Business Machines Corporation	43	5,207
Intevac Inc. (a)	1	5
Intuit Inc.	7	2,077
IPG Photonics Corporation (a)	2	354
Itron Inc. (a)	4	266
J2 Cloud Services, LLC (a)	4	272
Jabil Inc.	20	658
Jack Henry & Associates Inc.	3	469
Juniper Networks, Inc.	14	321
KBR, Inc.	15	332
Key Tronic Corp. (a)	—	2
Keysight Technologies, Inc. (a)	8	853
Kimball Electronics Group, LLC (a)	3	36
KLA-Tencor Corp.	7	1,331
Knowles Corporation (a)	11	166
Kulicke & Soffa Industries Inc.	9	180
KVH Industries Inc. (a)	2	14
Lam Research Corp.	6	1,982
Lattice Semiconductor Corp. (a)	7	209
Leidos Holdings Inc.	9	825
Limelight Networks, Inc. (a)	7	54
Littelfuse Inc.	2	377
Liveramp, Inc. (a)	7	296
LogMeIn, Inc.	3	259
Lumentum Holdings Inc. (a)	3	249
MACOM Technology Solutions Holdings, Inc. (a)	8	273
MagnaChip Semiconductor, Ltd. (a)	4	42
Manhattan Associates Inc. (a)	4	371
Mantech International Corp. - Class A	3	182
Marvell Technology Group Ltd	24	849
MasterCard Incorporated - Class A	30	8,777
Maxim Integrated Products, Inc.	10	606
MAXIMUS Inc.	6	431

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

68

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
MaxLinear, Inc. - Class A (a)	10	205
Methode Electronics Inc.	5	165
Microchip Technology Incorporated	10	1,039
Micron Technology, Inc. (a)	42	2,160
Microsoft Corporation	225	45,762
MicroStrategy Inc. - Class A (a)	1	103
Mimecast Uk Limited (a)	3	115
MKS Instruments, Inc.	4	480
MongoDB, Inc. - Class A (a)	1	254
Monolithic Power Systems Inc.	2	440
Motorola Solutions Inc.	5	692
MTS Systems Corp.	2	42
National Instruments Corp.	8	297
NCR Corporation (a)	10	173
NeoPhotonics Corporation (a)	3	27
NetApp, Inc.	10	439
NETGEAR, Inc. (a)	6	156
NetScout Systems, Inc. (a)	8	209
New Relic, Inc. (a)	3	193
NIC Inc.	5	115
NortonLifelock Inc.	25	503
Novantas Inc. (a)	3	298
Nuance Communications, Inc. (a)	20	495
Nutanix, Inc. - Class A (a)	2	56
NVE Corp.	—	29
NVIDIA Corporation	15	5,552
Okta, Inc. - Class A (a)	2	362
On Semiconductor Corporation (a)	33	652
Onespan, Inc. (a)	3	94
Onto Innovation Inc. (a)	8	258
Oracle Corporation	92	5,112
OSI Systems Inc. (a)	2	145
Palo Alto Networks, Inc. (a)	2	398
Paychex Inc.	16	1,212
Paycom Software, Inc. (a)	3	781
Paylocity Holding Corporation (a)	3	439
Paypal Holdings, Inc. (a)	20	3,522
PC Connection, Inc.	3	143
PDF Solutions Inc. (a)	2	47
Pegasystems Inc.	3	257
Perceptron, Inc. (a)	1	4
Perficient, Inc. (a)	3	119
Perspecta Inc.	12	290
PFSweb Inc. (a)	2	15
Photronics Inc. (a)	7	78
Pitney Bowes Inc.	16	40
Plantronics Inc. (b)	2	34
Plexus Corp. (a)	3	240
Power Integrations Inc.	2	281
PRGX Global, Inc. (a)	1	4
Progress Software Corp.	4	159
Proofpoint, Inc. (a)	2	265
PTC Inc. (a)	3	269
Pure Storage, Inc. - Class A (a)	10	171
QAD Inc. - Class A	1	26
Qorvo, Inc. (a)	5	573
Qualcomm Incorporated	35	3,198
Qualys, Inc. (a)	2	240
Rambus Inc. (a)	13	201
RealNetworks, Inc. (a)	2	3
RealPage, Inc. (a)	7	453
Ribbon Communications Inc. (a)	7	27
Richardson Electronics Ltd.	1	2
RingCentral, Inc. - Class A (a)	1	327
Rogers Corp. (a)	2	222
Rosetta Stone Inc. (a)	2	27
Sabre Corporation	23	181
Salesforce.Com, Inc. (a)	14	2,584
Sanmina Corp. (a)	8	211
Sapiens International Corporation N.V.	1	23
ScanSource Inc. (a)	4	92
Science Applications International Corp.	5	356
SeaChange International Inc. (a)	2	3
Seagate Technology Public Limited Company	15	729
Semtech Corp. (a)	4	195
	Shares/Par[1]	Value ($)
ServiceNow, Inc. (a)	2	797
Servicesource International, Inc. (a)	1	1
Silicon Laboratories Inc. (a)	1	148
Skyworks Solutions, Inc.	8	1,069
SMART Global Holdings, Inc. (a)	4	109
SolarEdge Technologies Ltd. (a)	4	561
SolarWinds Corporation (a)	1	14
Splunk Inc. (a)	2	477
SPS Commerce, Inc. (a)	2	159
Square, Inc. - Class A (a)	2	223
SS&C Technologies Holdings, Inc.	12	686
Stratasys, Inc. (a) (b)	5	82
Super Micro Computer, Inc. (a)	2	66
Sykes Enterprises Inc. (a)	7	182
Synaptics Incorporated (a)	3	192
Synchronoss Technologies, Inc. (a)	4	16
SYNNEX Corporation	6	765
Synopsys Inc. (a)	5	921
Systemax Inc.	3	66
TE Connectivity Ltd.	13	1,050
TeleNav Inc. (a)	3	19
Teradata Corporation (a)	10	218
Teradyne Inc.	8	676
Tessco Technologies Inc.	1	4
Texas Instruments Incorporated	39	4,911
The Trade Desk, Inc. - Class A (a)	1	407
Transact Technologies Inc.	—	—
Trimble Inc. (a)	11	459
TTEC Holdings, Inc.	5	250
TTM Technologies, Inc. (a)	17	197
Twilio Inc. - Class A (a)	3	696
Tyler Technologies Inc. (a)	1	292
Ultra Clean Holdings, Inc. (a)	3	68
Unisys Corp. (a)	4	43
Universal Display Corporation	2	353
Upstate Property Rentals, LLC (a)	2	100
Veeco Instruments Inc. (a)	5	70
Verint Systems Inc. (a)	5	227
ViaSat, Inc. (a)	5	188
Viavi Solutions Inc. (a)	17	213
Virtusa Corporation (a)	4	116
Vishay Intertechnology Inc.	13	203
Vishay Precision Group, Inc. (a)	1	17
VMware, Inc. - Class A (a)	2	342
Western Digital Corporation	14	620
Wex, Inc. (a)	2	281
Workday, Inc. - Class A (a)	2	311
Xerox Holdings Corporation	20	309
Xilinx, Inc.	9	870
Xperi Holding Corporation	15	215
Zebra Technologies Corp. - Class A (a)	3	732
Zendesk, Inc. (a)	1	82
Zoom Video Communications, Inc. - Class A (a)	1	197
		268,639
Financials 13.4%
1st Source Corporation	5	164
Affiliated Managers Group, Inc.	6	419
AFLAC Incorporated	22	806
Alleghany Corporation	1	303
Allegiance Bancshares, Inc.	2	43
Ally Financial Inc.	23	448
A-Mark Precious Metals, Inc. (a)	—	7
Ambac Financial Group, Inc. (a)	4	58
American Equity Investment Life Holding Company	7	168
American Express Company	24	2,239
American Financial Group, Inc.	5	331
American International Group, Inc.	23	703
American National Bankshares Inc.	1	16
American National Insurance Company	2	113
Ameriprise Financial, Inc.	11	1,580
Ameris Bancorp	7	160
Amerisafe, Inc.	2	128
AON Public Limited Company	8	1,516
Arch Capital Group Ltd. (a)	14	390

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

69

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Ares Management Corporation - Class A	4	160
Argo Group International Holdings, Ltd.	3	110
Arrow Financial Corporation	2	57
Arthur J Gallagher & Co.	8	828
Artisan Partners Asset Management Inc. - Class A	5	172
Associated Banc-Corp	14	191
Assurant, Inc.	5	467
Assured Guaranty Ltd.	9	208
Atlantic Capital Bancshares, Inc. (a)	1	14
Atlantic Union Bank	8	184
AXIS Capital Holdings Limited	6	223
Axos Financial, Inc. (a)	7	158
Banc of California, Inc.	11	119
BancFirst Corporation	3	140
BancorpSouth Bank	8	189
Bank of America Corporation	211	5,003
Bank of Hawaii Corporation	4	227
Bank of Marin Bancorp	2	57
Bank of N.T. Butterfield & Son Limited (The)	7	175
Bank OZK	13	297
BankFinancial Corporation	2	18
BankUnited, Inc.	9	174
Banner Corporation	4	160
Bar Harbor Bankshares	1	30
Berkshire Hathaway Inc. - Class B (a)	52	9,318
Berkshire Hills Bancorp, Inc.	6	71
BGC Partners, Inc. - Class A	34	94
BlackRock, Inc.	3	1,798
Blucora, Inc. (a)	4	49
BOK Financial Corporation	4	249
Boston Private Financial Holdings Inc.	10	66
Bridge Bancorp Inc.	2	42
Brighthouse Financial, Inc. (a)	10	273
Brightsphere Investment Group Inc.	9	112
Brookline Bancorp, Inc.	11	111
Brown & Brown Inc.	13	516
Bryn Mawr Bank Corp.	2	66
C&F Financial Corporation	—	1
Cadence Bancorporation - Class A	15	134
Camden National Corp.	2	66
Cannae Holdings, Inc. (a)	10	393
Capital City Bank Group Inc.	1	21
Capital One Financial Corporation	13	826
Capitol Federal Financial	16	173
Cathay General Bancorp	7	177
Cboe Global Markets, Inc.	5	451
CBTX, Inc.	1	26
Central Pacific Financial Corp.	4	59
Central Valley Community Bancorp	—	3
Chubb Limited	12	1,577
Cincinnati Financial Corporation	6	396
CIT Group Inc.	7	135
Citigroup Inc.	55	2,827
Citizens & Northern Corp.	1	15
Citizens Financial Group Inc.	19	484
Citizens Inc. - Class A (a) (b)	4	22
City Holdings Co.	2	127
CME Group Inc.	7	1,059
CNA Financial Corp.	1	48
CNB Financial Corp.	1	24
CNO Financial Group, Inc.	11	179
Codorus Valley Bancorp Inc.	—	4
Cohen & Steers, Inc.	5	345
Columbia Banking System Inc.	6	182
Columbia Financial, Inc. (a)	6	78
Comerica Inc.	9	359
Commerce Bancshares Inc.	9	535
Community Bank System Inc.	4	208
Community Trust Bancorp Inc.	2	68
ConnectOne Bancorp, Inc.	8	124
Consumer Portfolio Services Inc. (a)	2	6
Cowen Inc. - Class A	2	36
Crawford & Co. - Class B	1	10
Credit Acceptance Corp. (a) (b)	2	746
Cullen/Frost Bankers Inc.	5	361
	Shares/Par[1]	Value ($)
Customers Bancorp, Inc. (a)	3	40
CVB Financial Corp.	11	211
Diamond Hill Investment Group, Inc.	—	54
Dime Community Bancshares Inc.	4	54
Discover Financial Services	24	1,179
Donegal Group Inc. - Class A	2	23
Donnelley Financial Solutions, Inc. (a)	5	45
E*TRADE Financial Corp.	17	838
Eagle Bancorp Inc.	5	153
East West Bancorp, Inc.	11	411
Eaton Vance Corp.	9	350
eHealth, Inc. (a)	2	150
Employer Holdings Inc.	4	110
Encore Capital Group, Inc. (a)	4	139
Enova International, Inc. (a)	5	81
Enstar Group Limited (a)	1	194
Enterprise Financial Services Corp.	4	126
Equitable Holdings, Inc.	18	353
Equity Bancshares, Inc. - Class A (a)	1	19
Erie Indemnity Company - Class A	2	360
ESSA Bancorp, Inc.	1	14
Essent Group Ltd.	10	374
Evercore Inc. - Class A	5	288
Everest Re Group, Ltd.	2	310
EZCORP, Inc. - Class A (a)	7	46
FactSet Research Systems Inc.	2	532
Farmers National Banc Corp.	1	9
FB Financial Corporation	6	144
FBL Financial Group, Inc. - Class A	3	94
Federal Agricultural Mortgage Corporation - Class C	1	58
Federated Investors, Inc. - Class B	11	256
Fednat Holding Company	2	18
Fidelity National Financial, Inc.	17	520
Fifth Third Bancorp	34	653
Financial Institutions Inc.	2	36
First American Financial Corporation	10	476
First Bancorp.	4	89
First Bancorp.	22	123
First Bancshares Inc.	1	18
First Busey Corporation	7	125
First Business Financial Services, Inc.	1	15
First Citizens BancShares, Inc. - Class A	1	414
First Commonwealth Financial Corporation	12	98
First Community Bancshares, Inc.	2	39
First Financial Bancorp.	10	142
First Financial Bankshares, Inc.	11	327
First Financial Corporation	1	35
First Financial Northwest, Inc.	1	10
First Foundation Inc.	4	67
First Hawaiian, Inc.	9	147
First Horizon National Corporation	27	272
First Interstate BancSystem, Inc. - Class A	3	107
First Merchants Corporation	6	177
First Mid Bancshares, Inc.	2	43
First Midwest Bancorp, Inc.	12	166
First Republic Bank	5	564
FirstCash, Inc.	3	236
Flagstar Bancorp, Inc.	8	239
Flushing Financial Corp.	3	40
FNB Corp.	30	227
Franklin Financial Network, Inc.	2	41
Franklin Resources Inc.	23	488
Fulton Financial Corp.	15	160
GAIN Capital Holdings, Inc. (b)	5	32
GAMCO Investors Inc. - Class A	1	16
Genworth Financial, Inc. - Class A (a)	49	112
German American Bancorp Inc.	4	117
Glacier Bancorp, Inc.	6	205
Global Indemnity Ltd - Class A	1	24
Globe Life Inc.	6	413
Great Southern Bancorp Inc.	2	74
Great Western Bancorp Inc.	8	109
Green Dot Corporation - Class A (a)	6	273
Greenhill & Co. Inc.	3	25
Greenlight Capital Re, Ltd. - Class A (a)	3	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

70

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Hallmark Financial Services, Inc. (a)	2	7
Hamilton Lane Inc. - Class A	1	99
Hancock Whitney Co.	6	120
Hanmi Financial Corp.	3	34
Hanover Insurance Group Inc.	4	363
HarborOne Bancorp, Inc. (a)	8	66
HCI Group, Inc.	2	70
Heartland Financial USA, Inc.	4	146
Hennessy Advisors Inc. (b)	—	3
Heritage Commerce Corp.	5	34
Heritage Financial Corporation	6	117
Heritage Insurance Holdings, Inc.	3	35
Hilltop Holdings Inc.	10	191
Home BancShares, Inc.	11	176
HomeStreet, Inc.	3	70
HomeTrust Bancshares Inc.	1	23
Hope Bancorp, Inc.	18	166
Horace Mann Educators Corp.	5	182
Horizon Bancorp Inc.	5	48
Houlihan Lokey Inc. - Class A	4	230
Huntington Bancshares Incorporated	51	465
IberiaBank Corp.	4	189
Impac Mortgage Holdings, Inc. (a)	2	3
Independence Holding Co.	1	24
Independence Holdings, LLC	12	306
Independent Bank Corp.	3	37
Independent Bank Corp.	3	217
Independent Bank Group, Inc.	6	234
Interactive Brokers Group, Inc.	7	297
Intercontinental Exchange, Inc.	15	1,346
International Bancshares Corporation	8	258
INTL FCStone Inc. (a)	2	101
Invesco Ltd.	25	270
Investors Bancorp, Inc.	25	212
James River Group, Inc.	5	217
Janus Henderson Group PLC	14	306
Jefferies Financial Group Inc.	19	302
JPMorgan Chase & Co.	116	10,919
K.K.R. Co., Inc.	18	545
Kearny Financial Corp	11	90
Kemper Corp.	6	468
KeyCorp	42	513
Kinsale Capital Group, Inc.	2	275
Lakeland Bancorp Inc.	11	122
Lakeland Financial Corp.	4	171
Lazard Ltd - Class A	13	374
Legg Mason, Inc.	6	290
LendingClub Corporation (a)	15	66
LendingTree, Inc. (a) (b)	1	235
Lincoln National Corporation	8	277
Live Oak Bancshares, Inc.	6	86
Loews Corp.	11	373
LPL Financial Holdings Inc.	8	594
M&T Bank Corporation	6	633
Macatawa Bank Corp.	1	5
Maiden Holdings, Ltd. (a)	9	11
Manning & Napier, Inc. - Class A	1	3
Markel Corporation (a)	1	464
MarketAxess Holdings Inc.	1	656
Marlin Business Services Inc.	2	17
Marsh & McLennan Companies, Inc.	15	1,612
MBIA Inc. (a)	14	102
Mercantile Bank Corp.	2	46
Merchants Bancorp, Inc.	1	9
Mercury General Corp.	5	195
Meridian Bancorp, Inc.	10	113
Meta Financial Group, Inc.	5	96
MetLife, Inc.	19	704
MGIC Investment Corp.	10	82
Midland States Bancorp Inc.	2	23
MidWestOne Financial Group Inc.	1	15
Moelis & Company LLC - Class A	5	150
Moody's Corp.	6	1,622
Morgan Stanley	46	2,228
Morningstar Inc.	4	550
	Shares/Par[1]	Value ($)
Mr. Cooper Group Inc. (a)	3	39
MSCI Inc.	3	993
NASDAQ Inc.	7	869
National Bank Holdings Corp. - Class A	6	153
National Bankshares Inc.	—	2
National General Holdings Corp.	11	233
National Western Life Group Inc. - Class A	1	137
Navient Corporation	19	134
NBT Bancorp Inc.	6	196
Nelnet, Inc. - Class A	3	154
New York Community Bancorp Inc.	26	260
Nicholas Financial, Inc. (a)	1	5
Nicolet Bankshares, Inc. (a)	—	15
NMI Holdings Inc. - Class A (a)	7	114
Northern Trust Corp.	10	801
Northfield Bancorp Inc.	5	61
Northrim BanCorp Inc.	—	10
Northwest Bancshares Inc.	16	160
OceanFirst Financial Corp.	9	167
Ocwen Financial Corp. (a)	4	2
OFG Bancorp	6	83
Old National Bancorp	17	237
Old Republic International Corp.	23	373
Old Second Bancorp Inc.	1	6
On Deck Capital Inc. (a)	6	4
Oppenheimer Holdings Inc. - Class A	1	24
Origin Bancorp, Inc.	1	18
Pacific Premier Bancorp, Inc.	14	302
PacWest Bancorp	7	147
Park National Corp.	2	162
Peapack Gladstone Financial Corp.	2	43
Penns Woods Bancorp Inc.	—	8
PennyMac Financial Services, Inc.	8	336
Peoples Bancorp Inc.	2	45
Peoples Financial Services Corp.	—	8
People's United Financial Inc.	33	384
People's Utah Bancorp	1	15
Pinnacle Financial Partners, Inc.	5	200
Piper Jaffray Cos.	2	106
PJT Partners Inc. - Class A	2	121
Popular Inc.	9	328
Preferred Bank	2	68
Premier Financial Corporation	3	61
Primerica, Inc.	5	573
Principal Financial Group, Inc.	12	512
ProAssurance Corporation	6	88
Progressive Corp.	21	1,655
Prosperity Bancshares Inc.	7	404
Protective Insurance Company - Class B	1	15
Provident Financial Holdings Inc.	—	6
Provident Financial Services, Inc.	9	130
Prudential Bancorp Inc of Pennsylvania	—	3
Prudential Financial Inc.	15	916
Pzena Investment Management, Inc. - Class A	2	10
QCR Holdings, Inc.	1	30
Radian Group Inc.	8	131
Raymond James Financial Inc.	8	540
Regional Management Corp. (a)	2	32
Regions Financial Corporation	43	478
Reinsurance Group of America, Incorporated	3	241
RenaissanceRe Holdings Ltd	3	437
Renasant Corporation	8	206
Republic Bancorp Inc. - Class A	2	59
Republic First Bancorp Inc. (a)	2	6
RLI Corp.	3	206
S&P Global Inc.	6	2,100
S&T Bancorp Inc.	5	128
Safety Insurance Group, Inc.	2	125
Sandy Spring Bancorp Inc.	5	116
Santander Consumer USA Holdings Inc.	25	462
Seacoast Banking Corp. of Florida (a)	4	77
SEI Investments Co.	11	581
Selective Insurance Group Inc.	4	236
ServisFirst Bancshares, Inc.	6	198
Sierra BanCorp	1	28

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

71

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Signature Bank	3	371
Simmons First National Corp. - Class A	9	151
SLM Corporation	49	345
South State Corp.	5	242
Southside Bancshares, Inc.	4	108
State Auto Financial Corp.	7	129
State Street Corporation	11	723
Sterling Bancorp	19	218
Sterling Bancorp, Inc.	3	9
Stewart Information Services Corp.	3	82
Stifel Financial Corp.	7	313
Stock Yards Bancorp Inc.	2	77
SVB Financial Group (a)	3	567
Synchrony Financial	42	934
Synovus Financial Corp.	15	316
T. Rowe Price Group, Inc.	8	999
TCF Financial Corporation	15	455
TD Ameritrade Holding Corporation	21	763
Territorial Bancorp Inc.	1	26
Texas Capital Bancshares, Inc. (a)	5	152
TFS Financial Corporation	11	152
The Allstate Corporation	18	1,728
The Bancorp, Inc. (a)	8	77
The Bank of New York Mellon Corporation	29	1,132
The Blackstone Group Inc.	15	864
The Charles Schwab Corporation	34	1,151
The First Bancorp, Inc.	1	25
The First of Long Island Corporation	2	38
The Goldman Sachs Group, Inc.	9	1,733
The Hartford Financial Services Group, Inc.	25	947
The PNC Financial Services Group, Inc.	12	1,232
The PRA Group, Inc. (a)	4	173
The Travelers Companies, Inc.	15	1,681
Third Point Reinsurance Ltd. (a)	17	126
Tiptree Inc. - Class A	3	19
Tompkins Financial Corp.	2	101
TowneBank	11	201
Trico Bancshares	4	108
Tristate Capital Holdings, Inc. (a)	4	58
Triumph Bancorp, Inc. (a)	5	111
Truist Financial Corporation	37	1,375
TrustCo Bank Corp.	11	71
Trustmark Corp.	8	196
U.S. Bancorp	48	1,777
Ubiquiti Inc.	1	150
UMB Financial Corp.	4	217
Umpqua Holdings Corp.	18	190
United Bankshares Inc.	12	330
United Community Banks, Inc.	10	191
United Fire Group Inc.	3	83
United Insurance Holdings Corp.	8	60
Universal Insurance Holdings, Inc.	6	107
Univest Financial Corporation	3	49
Unum Group	10	159
Valley National Bancorp	32	249
Virtu Financial Inc. - Class A	9	201
Virtus Partners, Inc.	1	93
Visa Inc. - Class A	51	9,908
Voya Financial, Inc.	10	477
W. R. Berkley Corporation	9	497
Waddell & Reed Financial Inc. - Class A	13	207
Walker & Dunlop, Inc.	3	168
Washington Federal Inc.	7	187
Washington Trust Bancorp, Inc.	2	67
Waterstone Financial, Inc.	3	48
Webster Financial Corp.	7	214
Wells Fargo & Company	107	2,741
WesBanco Inc.	6	116
West Bancorporation, Inc.	2	31
Westamerica Bancorp	3	161
Western Alliance Bancorp	10	394
Western Union Co.	15	335
Westwood Holdings Group Inc.	1	13
White Mountains Insurance Group Ltd	—	281
Willis Towers Watson Public Limited Company	4	767
	Shares/Par[1]	Value ($)
Wintrust Financial Corporation	5	229
WisdomTree Investments, Inc.	17	60
World Acceptance Corp. (a) (b)	1	87
WSFS Financial Corp.	5	149
Zions Bancorp	10	336
		150,170
Health Care 12.8%
Abbott Laboratories	34	3,118
AbbVie Inc.	50	4,933
ABIOMED, Inc. (a)	2	408
Acadia Healthcare Company, Inc. (a)	11	275
ACADIA Pharmaceuticals Inc. (a)	5	253
Acceleron Pharma Inc. (a)	2	195
Accuray Incorporated (a)	6	11
Acorda Therapeutics, Inc. (a)	6	4
Addus HomeCare Corporation (a)	1	103
Adverum Biotechnologies, Inc. (a)	10	207
Agilent Technologies, Inc.	7	629
Agios Pharmaceuticals, Inc. (a)	1	57
Akebia Therapeutics, Inc. (a)	12	157
Alexion Pharmaceuticals, Inc. (a)	8	911
Align Technology, Inc. (a)	3	806
Alkermes Public Limited Company (a)	3	56
Allscripts Healthcare Solutions, Inc. (a)	22	150
Alnylam Pharmaceuticals, Inc. (a)	3	468
Amedisys, Inc. (a)	2	438
AmerisourceBergen Corporation	11	1,080
Amgen Inc.	21	4,901
Amicus Therapeutics, Inc. (a)	6	98
AMN Healthcare Services, Inc. (a)	5	213
Amphastar Pharmaceuticals, Inc. (a)	4	95
Anaptysbio, Inc. (a)	2	44
AngioDynamics, Inc. (a)	4	45
ANI Pharmaceuticals, Inc. (a)	1	25
Anika Therapeutics, Inc. (a)	1	56
Anthem, Inc.	7	1,757
Ardelyx, Inc. (a)	1	5
Arena Pharmaceuticals, Inc. (a)	4	258
Arrowhead Pharmaceuticals Inc (a)	5	234
Assertio Holdings, Inc. (a)	3	3
Atara Biotherapeutics, Inc. (a)	4	60
Atrion Corporation	—	104
Avanos Medical, Inc. (a)	5	133
Baxter International Inc.	11	928
Becton, Dickinson and Company	6	1,526
Biogen Inc. (a)	8	2,160
BioMarin Pharmaceutical Inc. (a)	4	523
Bio-Rad Laboratories, Inc. - Class A (a)	1	536
BioSpecifics Technologies Corp. (a)	1	45
Bio-Techne Corporation	1	322
BioTelemetry, Inc. (a)	2	91
Bluebird Bio, Inc. (a)	4	234
Boston Scientific Corporation (a)	29	1,015
Bristol-Myers Squibb Company	52	3,049
Brookdale Senior Living Inc. (a)	30	88
Bruker Corp.	14	551
Cantel Medical Corp.	4	177
Capital Senior Living Corp. (a)	3	2
Cardinal Health, Inc.	13	685
Catalent Inc. (a)	14	1,031
Centene Corporation (a)	17	1,080
Cerner Corp.	15	1,029
Change Healthcare Inc. (a)	17	191
Charles River Laboratories International Inc. (a)	3	582
Chemed Corporation	1	541
Chimerix, Inc. (a)	5	16
Cigna Holding Company	14	2,709
Community Health Systems Inc. (a)	12	35
Computer Programs & Systems Inc.	1	17
Concert Pharmaceuticals Inc. (a)	—	4
Conmed Corp.	3	180
Cooper Cos. Inc.	2	535
Corcept Therapeutics Inc. (a)	9	149
Corvel Corp. (a)	2	142

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

72

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Covetrus, Inc. (a)	3	49
Cross Country Healthcare Inc. (a)	2	15
CryoLife Inc. (a)	3	53
Cumberland Pharmaceuticals Inc. (a)	1	3
CVS Health Corporation	48	3,122
Danaher Corporation	11	1,880
DaVita Inc. (a)	8	604
Deciphera Pharmaceuticals, Inc. (a)	5	317
Denali Therapeutics Inc. (a)	7	161
Dentsply Sirona Inc.	8	368
DexCom Inc. (a)	1	567
Eagle Pharmaceuticals Inc. (a)	1	64
Edwards Lifesciences Corporation (a)	15	1,068
Elanco Animal Health (a)	18	383
Eli Lilly & Co.	28	4,660
Emergent BioSolutions Inc. (a)	4	321
Enanta Pharmaceuticals, Inc. (a)	2	80
Encompass Health Corporation	8	487
Endo International Public Limited Company (a)	23	80
Envista Holdings Corporation (a)	7	143
Enzo Biochem Inc. (a)	4	8
Epizyme, Inc. (a)	5	77
Evolent Health, Inc. - Class A (a)	14	98
Exact Sciences Corporation (a)	3	275
Exelixis, Inc. (a)	26	606
FibroGen, Inc. (a)	4	152
Five Prime Therapeutics, Inc. (a)	4	24
Five Star Senior Living Inc. (a)	—	—
G1 Therapeutics, Inc. (a)	4	86
Gilead Sciences, Inc.	47	3,649
Global Blood Therapeutics, Inc. (a)	4	235
Globus Medical Inc. - Class A (a)	6	269
Guardant Health, Inc. (a)	4	303
Haemonetics Corp. (a)	3	312
Hanger, Inc. (a)	3	46
Harvard Bioscience Inc. (a)	2	5
HCA Healthcare, Inc.	7	712
Healthstream, Inc. (a)	2	47
Henry Schein Inc. (a)	7	403
Heron Therapeutics, Inc. (a)	2	31
Heska Corporation (a)	—	15
Hill-Rom Holdings Inc.	4	438
HMS Holdings Corp. (a)	8	244
Hologic Inc. (a)	13	714
Horizon Therapeutics Public Limited Company (a)	15	843
Humana Inc.	4	1,705
ICU Medical, Inc. (a)	1	203
IDEXX Laboratories, Inc. (a)	4	1,272
Illumina, Inc. (a)	2	924
Immunomedics Inc. (a)	5	170
Incyte Corporation (a)	5	512
Innoviva, Inc. (a)	12	167
Inogen, Inc. (a)	1	43
Insulet Corporation (a)	2	375
Integer Holdings Corporation (a)	3	255
Integra LifeSciences Holdings Corp. (a)	5	241
Intellia Therapeutics, Inc. (a) (b)	3	61
Intra-Cellular Therapies, Inc. (a)	4	103
Intuitive Surgical, Inc. (a)	2	1,194
Invacare Corp.	4	24
Ionis Pharmaceuticals Inc. (a)	5	305
IQVIA Inc. (a)	9	1,228
Ironwood Pharmaceuticals, Inc. - Class A (a)	9	94
Jazz Pharmaceuticals Public Limited Company (a)	4	495
Johnson & Johnson	85	11,967
Karyopharm Therapeutics Inc. (a)	4	67
Kura Oncology, Inc. (a)	3	42
Laboratory Corporation of America Holdings (a)	4	728
Lannett Co. Inc. (a)	3	22
Lantheus Holdings Inc. (a)	5	71
LeMaitre Vascular Inc.	2	42
LHC Group, Inc. (a)	3	475
Ligand Pharmaceuticals Incorporated (a) (b)	2	207
LivaNova PLC (a)	4	170
Luminex Corporation	6	189
	Shares/Par[1]	Value ($)
Lumos Pharma, Inc. (a) (b)	—	3
MacroGenics Inc. (a)	3	88
Madrigal Pharmaceuticals Inc. (a)	—	55
Magellan Health Services Inc. (a)	4	295
Mallinckrodt Public Limited Company (a) (b)	11	28
Masimo Corp. (a)	1	302
McKesson Corporation	9	1,321
Mednax, Inc. (a)	7	116
Medpace Holdings, Inc. (a)	3	322
Medtronic Public Limited Company	25	2,298
Merck & Co., Inc.	77	5,930
Meridian Bioscience Inc. (a)	4	100
Merit Medical Systems Inc. (a)	4	162
Mesa Laboratories, Inc.	—	28
Mettler-Toledo International Inc. (a)	1	847
Mirati Therapeutics, Inc. (a)	1	63
Moderna, Inc. (a)	3	184
Molina Healthcare, Inc. (a)	4	701
Momenta Pharmaceuticals, Inc. (a)	8	253
Mylan Holdings Ltd. (a)	27	436
Myriad Genetics, Inc. (a)	6	64
National Healthcare Corp.	2	143
National Research Corp. - Class A	1	41
Natus Medical Inc. (a)	3	64
Nektar Therapeutics (a)	6	138
Neogen Corp. (a)	3	259
Neogenomics Laboratories, Inc. (a)	3	98
Neurocrine Biosciences, Inc. (a)	1	182
Nextgen Healthcare Inc. (a)	10	110
Novocure Limited (a)	3	175
NuVasive Inc. (a)	5	262
Omnicell, Inc. (a)	3	223
OPKO Health, Inc. (a) (b)	27	94
Orasure Technologies, Inc. (a)	4	48
Orthofix Medical Inc. (a)	3	103
Otonomy, Inc. (a)	2	8
Owens & Minor Inc.	7	52
Pacira Biosciences, Inc. (a)	1	52
Patterson Cos. Inc.	10	217
PDL BioPharma, Inc. (a)	6	17
Penumbra, Inc. (a)	1	155
PerkinElmer Inc.	4	390
Perrigo Company Public Limited Company	9	488
Pfizer Inc.	181	5,921
Phibro Animal Health Corporation - Class A	2	42
PRA Health Sciences, Inc. (a)	5	495
Premier Healthcare Solutions, Inc. - Class A (a)	5	163
Prestige Consumer Healthcare Inc. (a)	6	241
Prothena Corporation Public Limited Company (a)	4	44
Providence Services Corp. (a)	2	124
Psychemedics Corp.	1	3
Quest Diagnostics Incorporated	6	661
Quidel Corporation (a)	3	744
R1 RCM Inc. (a)	4	42
RadNet Inc. (a)	4	60
Reata Pharmaceuticals, Inc. - Class A (a)	1	127
Regeneron Pharmaceuticals, Inc. (a)	2	1,372
Regenxbio Inc. (a)	4	163
Repligen Corporation (a)	2	217
ResMed Inc.	5	985
Retrophin Inc. (a)	4	85
Revance Therapeutics Inc. (a)	4	89
Rhythm Pharmaceuticals, Inc. (a)	1	11
Rocket Pharmaceuticals, Ltd. (a)	3	71
RTI Surgical, Inc. (a)	4	12
Sage Therapeutics Inc. (a)	1	54
Sangamo Therapeutics Inc. (a)	16	146
Sarepta Therapeutics, Inc. (a)	2	368
SeaSpine Holdings Corporation (a)	1	6
Seattle Genetics Inc. (a)	2	423
Select Medical Holdings Corporation (a)	17	249
Simulations Plus Inc.	1	35
Spectrum Pharmaceuticals, Inc. (a)	3	9
Steris Limited	3	520
Stryker Corporation	7	1,186

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

73

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Supernus Pharmaceuticals Inc. (a)	5	109
SurModics Inc. (a)	1	62
Symbion, Inc. (a)	5	53
Syneos Health, Inc. - Class A (a)	8	489
Tandem Diabetes Care Inc. (a)	2	160
Taro Pharmaceutical Industries Ltd (a)	3	198
Teladoc Health, Inc. (a)	1	273
Teleflex Incorporated	2	603
Tenet Healthcare Corporation (a)	8	154
The Ensign Group, Inc.	5	226
The Pennant Group, Inc. (a)	3	61
Thermo Fisher Scientific Inc.	8	2,723
Triple-S Management Corp. - Class B (a)	2	41
U. S. Physical Therapy, Inc.	1	91
Ultragenyx Pharmaceutical Inc. (a)	1	103
United Therapeutics Corporation (a)	5	563
UnitedHealth Group Incorporated	27	7,933
Universal Health Services Inc. - Class B	5	480
Utah Medical Products Inc.	—	18
Vanda Pharmaceuticals Inc. (a)	5	55
Varex Imaging Corporation (a)	6	91
Varian Medical Systems, Inc. (a)	4	469
Veeva Systems Inc. - Class A (a)	3	602
Vertex Pharmaceuticals Incorporated (a)	5	1,408
Waters Corp. (a)	2	415
West Pharmaceutical Services Inc.	3	617
Wright Medical Group N.V. (a) (b)	3	102
Xencor, Inc. (a)	5	172
Zimmer Biomet Holdings, Inc.	6	719
Zoetis Inc. - Class A	16	2,241
Zogenix, Inc. (a)	4	111
		142,756
Consumer Discretionary 12.5%
1-800-Flowers.Com, Inc. - Class A (a)	4	71
Aaron's, Inc.	7	302
Abercrombie & Fitch Co. - Class A	9	98
Acushnet Holdings Corp.	8	272
Adient Public Limited Company (a)	6	92
Adtalem Global Education Inc. (a)	6	179
Advance Auto Parts, Inc.	3	421
Amazon.com, Inc. (a)	12	33,859
American Axle & Manufacturing Holdings, Inc. (a)	17	127
American Eagle Outfitters, Inc.	23	249
American Public Education, Inc. (a)	2	56
America's Car Mart, Inc. (a)	1	85
Aptiv PLC	16	1,270
Aramark	19	428
Arch Restaurants, Inc. - Class A	3	80
Asbury Automotive Group, Inc. (a)	3	239
Ascena Retail Group, Inc. (a) (b)	1	2
At Home Group, Inc. (a) (b)	7	43
Autoliv, Inc.	9	578
AutoNation, Inc. (a)	11	395
AutoZone, Inc. (a)	1	676
Barnes & Noble Education, Inc. (a)	6	10
Bassett Furniture Industries, Incorporated	—	4
BBQ Holdings, Inc. (a)	1	2
BBX Capital Corporation - Class A	3	8
Beazer Homes USA, Inc. (a)	7	68
Bed Bath & Beyond Inc. (b)	17	185
Best Buy Co., Inc.	17	1,508
Big 5 Sporting Goods Corporation (b)	2	5
Big Lots, Inc.	6	270
BJ's Restaurants, Inc.	5	96
Bloomin' Brands, Inc.	9	97
Boot Barn Holdings, Inc. (a)	4	77
BorgWarner Inc.	24	850
Bright Horizons Family Solutions Inc. (a)	4	492
Brinker International Inc.	5	120
Brink's Co.	3	127
Brunswick Corp.	8	541
Buckle Inc.	1	21
Build-A-Bear Workshop Inc. (a)	2	5
Burlington Stores Inc. (a)	3	648
	Shares/Par[1]	Value ($)
Caesars Entertainment Corp. (a)	42	510
Caleres Inc.	5	40
Callaway Golf Co.	12	212
Capri Holdings Limited (a)	11	168
Carmax Inc. (a)	9	850
Carnival Plc (b)	17	283
Carriage Services Inc.	2	38
Carrols Restaurant Group, Inc. (a)	5	25
Carter's Inc.	5	368
Cato Corp. - Class A	2	19
Cavco Industries Inc. (a)	1	232
Century Communities Inc. (a)	4	126
Cheesecake Factory Inc. (b)	6	127
Chegg, Inc. (a)	4	297
Chico's FAS Inc.	23	31
Childrens Place Retail Stores Inc. (b)	2	82
Chipotle Mexican Grill Inc. (a)	1	843
Choice Hotels International Inc.	3	276
Chuy's Holdings Inc. (a)	2	27
Citi Trends, Inc.	2	37
Collectors Universe, Inc.	—	10
Columbia Sportswear Co.	6	490
Conn's Inc. (a)	4	44
Container Store Group Inc. (a)	3	9
Cooper Tire & Rubber Co.	6	168
Cooper-Standard Holdings Inc. (a)	3	40
Copa Holdings, S.A. - Class A	3	165
Core-Mark Holding Co. Inc.	6	145
Cracker Barrel Old Country Store, Inc.	2	243
Crocs Inc. (a)	5	186
Culp Inc.	2	13
D.R. Horton, Inc.	17	917
Dana Holding Corp.	21	258
Darden Restaurants Inc.	9	664
Dave & Buster's Entertainment Inc. (b)	4	55
Deckers Outdoor Corp. (a)	3	524
Del Taco Restaurants Inc. (a)	3	17
Delphi Technologies PLC (a)	6	86
Delta Air Lines, Inc.	38	1,065
Denny's Corporation (a)	8	78
Designer Brands Inc. - Class A	8	57
Destination XL Group, Inc. (a)	3	2
Dick's Sporting Goods Inc.	6	260
Dillard's Inc. - Class A (b)	2	53
Dine Brands Global Inc.	2	90
Dollar Tree Inc. (a)	14	1,286
Domino's Pizza, Inc.	2	639
Dorman Products Inc. (a)	3	222
Dunkin' Brands Group Inc.	6	415
eBay Inc.	29	1,515
El Pollo Loco Holdings Inc. (a)	2	25
Eldorado Resorts, Inc. (a)	4	146
Escalade Inc.	1	13
Ethan Allen Interiors Inc.	3	40
ETSY, Inc. (a)	5	579
Express, Inc. (a)	8	12
Fiesta Restaurant Group, Inc. (a)	3	18
Five Below, Inc. (a)	4	431
Flexsteel Industries Inc.	1	9
Floor & Decor Holdings Inc. (a)	8	477
Foot Locker, Inc.	12	360
Ford Motor Company	220	1,339
Fossil Group, Inc. (a)	5	24
Fox Factory Holding Corp. (a)	4	314
Francesca's Holdings Corporation (a) (b)	1	2
Frontdoor, Inc. (a)	6	250
FTI Consulting Inc. (a)	3	340
Funko Inc. - Class A (a)	3	18
GameStop Corp. - Class A (a)	17	74
Gap Inc.	41	515
Garmin Ltd.	8	803
Garrett Motion Inc. (a)	3	14
General Motors Company	75	1,900
Genesco Inc. (a)	4	90
Gentex Corp.	25	648

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

74

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Gentherm Incorporated (a)	4	157
Genuine Parts Co.	9	792
G-III Apparel Group, Ltd. (a)	8	100
Gopro Inc. - Class A (a) (b)	8	38
Graham Holdings Co.	—	139
Grand Canyon Education, Inc. (a)	4	376
Green Brick Partners Inc. (a)	1	7
Griffon Corporation	5	88
Group 1 Automotive Inc.	2	146
Grubhub Holdings Inc. (a)	5	372
Guess Inc.	10	98
H & R Block, Inc.	16	228
Hamilton Beach Brands Holding Company	1	12
Hanesbrands Inc.	42	479
Harley-Davidson, Inc.	17	398
Hasbro, Inc.	6	415
Haverty Furniture Cos. Inc.	2	25
Helen of Troy Ltd (a)	2	453
Hibbett Sports Inc. (a)	2	39
Hilton Grand Vacations Inc. (a)	10	187
Hilton Worldwide Holdings Inc.	10	698
Hooker Furniture Corp.	1	26
Horizon Global Corporation (a)	2	4
Houghton Mifflin Harcourt Company (a)	14	26
Hudson Ltd. (a)	8	39
Hyatt Hotels Corp. - Class A	4	191
IAA Spinco Inc. (a)	9	358
Installed Building Products, Inc. (a)	3	187
International Game Technology PLC (b)	17	150
iRobot Corp. (a)	3	243
J. Alexander's Holdings, Inc. (a)	—	1
Jack in the Box Inc.	2	160
JetBlue Airways Corporation (a)	28	300
Johnson Outdoors Inc. - Class A	1	87
K12 Inc. (a)	5	124
KAR Auction Services, Inc.	12	163
KB Home	7	220
Kohl's Corporation	18	383
Kontoor Brands, Inc.	2	27
L Brands, Inc.	17	256
Lakeland Industries Inc. (a)	—	3
Lands' End, Inc. (a)	1	12
Las Vegas Sands Corp.	15	664
Laureate Education Inc. - Class A (a)	7	66
La-Z-Boy Inc.	5	136
LCI Industries	3	378
Leaf Group Ltd. (a)	1	3
Lear Corporation	7	710
Leggett & Platt Inc.	12	422
Lennar Corporation - Class A	14	848
Lennar Corporation - Class B	1	49
LGI Homes, Inc. (a)	3	244
Lifetime Brands, Inc.	1	7
Lindblad Expeditions Holdings Inc. (a)	3	22
Liquidity Services, Inc. (a)	4	24
Lithia Motors Inc. - Class A	2	341
LKQ Corporation (a)	24	632
Lowe`s Companies, Inc.	26	3,465
Luby's Inc. (a)	1	2
Lululemon Athletica Inc. (a)	3	903
Lumber Liquidators, Inc. (a)	1	14
M/I Homes, Inc. (a)	2	76
Macy's, Inc. (b)	42	286
Malibu Boats, Inc. - Class A (a)	2	84
Marine Products Corp.	2	24
MarineMax Inc. (a)	3	63
Marriott International, Inc. - Class A	8	669
Marriott Vacations Worldwide Corporation	3	255
Mattel, Inc. (a) (b)	16	154
McDonald's Corporation	19	3,490
MDC Holdings Inc.	9	317
Meritage Homes Corporation (a)	4	341
MGM Resorts International	22	372
Modine Manufacturing Co. (a)	4	25
Mohawk Industries Inc. (a)	4	446
	Shares/Par[1]	Value ($)
Monarch Casino & Resort Inc. (a)	1	24
Monro Inc.	3	154
Motorcar Parts of America Inc. (a)	2	35
Movado Group Inc.	1	12
Murphy USA Inc. (a)	4	414
Nathan's Famous Inc.	1	34
National Vision Holdings, Inc. (a)	3	88
Nautilus, Inc. (a)	3	31
New Home Co. Inc. (a)	1	3
Newell Brands Inc.	33	516
NIKE, Inc. - Class B	41	4,010
Nordstrom Inc. (b)	15	238
Norwegian Cruise Line Holdings Ltd. (a)	17	277
NVR, Inc. (a)	—	521
Obh Inc. - Class A (a)	—	4
Obh Inc. - Class B (a)	—	8
Office Depot Inc.	82	193
Ollie's Bargain Outlet Holdings Inc. (a)	6	558
O'Reilly Automotive, Inc. (a)	3	1,109
Oxford Industries Inc.	2	87
Papa John's International Inc.	4	282
Penn National Gaming Inc. (a) (b)	5	159
Penske Automotive Group, Inc.	10	395
Perdoceo Education Corporation (a)	9	145
PetIQ, Inc. - Class A (a) (b)	2	55
PetMed Express Inc. (b)	2	82
Pico Holdings Inc. (a)	3	28
Planet Fitness, Inc. - Class A (a)	7	414
Playa Hotels & Resorts N.V. (a)	4	15
Polaris Industries Inc.	5	500
Pool Corporation	2	509
Potbelly Corporation (a)	2	5
Pulte Homes Inc.	22	760
PVH Corp.	5	230
Quotient Technology Inc. (a)	7	54
Qurate Retail, Inc. - Class A (a)	37	348
Ralph Lauren Corp. - Class A	4	312
Red Lion Hotels Corp. (a)	2	5
Red Robin Gourmet Burgers, Inc. (a)	1	15
Red Rock Resorts, Inc. - Class A	9	98
Regis Corp. (a)	4	33
Rent-A-Center, Inc.	6	155
RH (a)	1	356
Rocky Brands Inc.	1	13
Ross Stores Inc.	15	1,251
Royal Caribbean Cruises Ltd.	8	408
Ruth's Hospitality Group Inc.	5	39
Sally Beauty Holdings, Inc. (a)	12	156
Scientific Games Corporation - Class A (a)	8	125
Seaworld Entertainment, Inc. (a)	6	86
Service Corp. International	15	584
ServiceMaster Holding Corporation (a)	9	331
Shake Shack Inc. - Class A (a) (b)	3	133
Shiloh Industries Inc. (a)	1	1
Shoe Carnival Inc.	2	51
Shutterstock Inc.	2	85
Signet Jewelers Limited	9	89
Six Flags Operations Inc.	6	111
Skechers U.S.A. Inc. - Class A (a)	11	361
Skyline Corp. (a)	7	160
Sleep Number Corporation (a)	3	136
Smith & Wesson Brands, Inc. (a)	6	137
Sonic Automotive, Inc. - Class A	4	139
Southwest Airlines Co.	36	1,234
Sportsman's Warehouse Holdings, Inc. (a)	3	45
Stamps.com Inc. (a)	2	370
Standard Motor Products Inc.	2	99
Stanley Black & Decker, Inc.	7	969
Starbucks Corporation	30	2,188
Steven Madden Ltd.	6	157
Stoneridge, Inc. (a)	3	64
Strategic Education, Inc.	1	211
Strattec Security Corp.	—	4
Superior Industries International Inc.	2	3
Superior Uniform Group Inc.	1	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

75

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Tapestry Inc.	23	305
Taylor Morrison Home II Corporation - Class A (a)	15	295
Tempur Sealy International, Inc. (a)	4	289
Tenneco Inc. (a)	8	59
Tesla Inc. (a)	2	2,448
Texas Roadhouse Inc.	6	324
The Goodyear Tire & Rubber Company	27	242
The Home Depot, Inc.	27	6,860
The Michaels Companies, Inc. (a) (b)	17	120
The Rubicon Project, Inc. (a)	5	31
The Wendy's Company	18	399
Thor Industries Inc.	3	296
Tiffany & Co.	8	985
Tilly's Inc. - Class A	1	6
TJX Cos. Inc.	51	2,563
Toll Brothers Inc.	11	344
TopBuild Corp. (a)	4	434
Tractor Supply Co.	6	811
TRI Pointe Homes, Inc. (a)	16	233
Tupperware Brands Corp.	4	18
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	775
Under Armour Inc. - Class A (a)	11	109
Under Armour Inc. - Class C (a)	9	78
Unifi Inc. (a)	2	27
Universal Electronics Inc. (a)	1	39
Universal Technical Institute Inc. (a)	2	12
Urban Outfitters Inc. (a)	14	212
Vail Resorts, Inc.	3	501
Veoneer, Inc. (a) (b)	6	68
Vera Bradley, Inc. (a)	3	14
VF Corp.	22	1,326
Vista Outdoor Inc. (a)	6	88
Visteon Corporation (a)	3	193
VOXX International Corporation - Class A (a)	2	11
Wayfair Inc. - Class A (a) (b)	3	515
Weyco Group Inc.	1	20
Whirlpool Corporation	5	693
Williams-Sonoma Inc.	7	602
Wingstop Inc.	3	376
Winmark Corp.	—	42
Winnebago Industries Inc.	4	239
Wolverine World Wide, Inc.	9	210
WW International, Inc. (a)	6	147
Wyndham Destinations, Inc.	7	185
Wyndham Hotels & Resorts, Inc.	7	291
Wynn Resorts Ltd.	7	557
YETI Holdings, Inc. (a)	2	75
Yum! Brands, Inc.	8	694
ZAGG Inc (a)	4	12
Zovio Inc. (a)	4	13
Zumiez Inc. (a)	3	91
		139,444
Industrials 11.3%
3M Company	25	3,863
AAON, Inc.	4	240
AAR Corp.	4	90
ABM Industries Incorporated	7	254
Acacia Research Corporation (a)	2	7
ACCO Brands Corporation	11	82
Acuity Brands, Inc.	3	300
ADT, Inc.	18	140
Advanced Disposal Services, Inc. (a)	7	214
Advanced Drainage Systems, Inc.	7	330
AECOM (a)	14	528
Aegion Corporation (a)	3	53
Aerojet Rocketdyne Holdings, Inc. (a)	6	231
AeroVironment, Inc. (a)	2	188
AGCO Corporation	8	442
Air Lease Corporation - Class A	15	437
Air Transport Services Group, Inc. (a)	9	196
Alamo Group Inc.	1	126
Alaska Air Group, Inc.	13	481
Albany International Corp. - Class A	2	120
Allegiant Travel Company	2	254
	Shares/Par[1]	Value ($)
Allegion Public Limited Company	4	456
Allied Motion Technologies Inc.	1	44
Allison Systems, Inc.	11	417
AMERCO	2	480
Ameresco, Inc. - Class A (a)	1	32
American Airlines Group Inc.	18	232
American Woodmark Corporation (a)	2	166
AMETEK, Inc.	10	911
AO Smith Corp.	10	469
Apogee Enterprises, Inc.	4	81
Applied Industrial Technologies, Inc.	4	276
ARC Document Solutions, Inc.	4	4
Arcbest Corporation	4	109
Arcosa, Inc.	4	161
Argan, Inc.	2	78
Armstrong Flooring, Inc. (a)	3	9
Armstrong World Industries, Inc.	3	253
Astec Industries, Inc.	3	148
Astronics Corporation (a)	2	23
Astronics Corporation - Class B (a)	1	14
Atkore International Group Inc. (a)	5	144
Atlas Air Worldwide Holdings, Inc. (a)	5	205
Avis Budget Group, Inc. (a)	7	170
Axone Intelligence Inc. (a)	3	259
AZZ Inc.	3	89
Barnes Group Inc.	6	220
Barrett Business Services, Inc.	1	62
Beacon Roofing Supply, Inc. (a)	7	191
Brady Corp. - Class A	5	244
Briggs & Stratton Corp. (b)	7	9
Builders FirstSource, Inc. (a)	15	320
BWXT Government Group, Inc.	7	389
C.H. Robinson Worldwide, Inc.	8	628
CAI International Inc. (a)	1	15
Carlisle Cos. Inc.	5	554
Carrier Global Corporation	25	553
Casella Waste Systems Inc. - Class A (a)	5	240
Caterpillar Inc.	26	3,330
CBIZ Inc. (a)	7	158
Ceco Environmental Corp. (a)	3	21
Chart Industries, Inc. (a)	3	165
Cimpress Public Limited Company (a)	2	136
Cintas Corp.	3	795
CIRCOR International, Inc. (a)	2	41
Civeo Corporation (a)	8	5
Clean Harbors Inc. (a)	5	310
Colfax Corp. (a)	10	279
Columbus Mckinnon Corp.	2	80
Comfort Systems USA Inc.	5	209
Commercial Vehicle Group Inc. (a)	5	13
Construction Partners, Inc. - Class A (a)	3	61
Copart Inc. (a)	8	672
Cornerstone Building Brands, Inc. (a)	7	44
Costamare Inc.	8	44
CoStar Group, Inc. (a)	1	571
Covanta Holding Corporation	11	110
Covenant Transportation Group, Inc. - Class A (a)	2	32
CRA International, Inc.	1	42
Crane Co.	6	330
CSW Industrials Inc.	2	140
CSX Corp.	27	1,909
Cubic Corp.	3	129
Cummins Inc.	10	1,664
Curtiss-Wright Corp.	4	393
Deere & Company	13	1,977
Deluxe Corp.	5	110
Donaldson Co. Inc.	12	551
Douglas Dynamics, Inc.	3	99
Dover Corporation	8	812
Ducommun Inc. (a)	1	45
DXP Enterprises Inc. (a)	2	36
Dycom Industries, Inc. (a)	5	188
Eagle Bulk Shipping Inc. (a)	2	5
Eaton Corporation Public Limited Company	12	1,027
Echo Global Logistics, Inc. (a)	3	70

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

76

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
EMCOR Group, Inc.	6	425
Emerson Electric Co.	20	1,213
Encore Wire Corp.	3	143
Enerpac Tool Group Corp.	7	122
EnerSys	4	285
Ennis Inc.	3	59
EnPro Industries, Inc.	3	145
ESCO Technologies Inc.	2	207
Evoqua Water Technologies Corp. (a)	6	105
ExOne Co. (a) (b)	1	11
Expeditors International of Washington Inc.	9	667
Exponent, Inc.	4	351
Fastenal Co.	27	1,158
Federal Signal Corporation	8	247
FedEx Corporation	14	1,959
Flowserve Corporation	9	254
Fluor Corp.	8	93
Forrester Research Inc. (a)	2	54
Fortive Corporation	13	885
Fortune Brands Home & Security, Inc.	11	731
Forward Air Corp.	3	154
Franklin Covey Co. (a)	1	23
Franklin Electric Co. Inc.	4	224
FreightCar America Inc. (a)	1	1
GATX Corporation	3	173
Genco Shipping & Trading Limited	1	5
Gencor Industries Inc. (a)	1	7
Generac Holdings Inc. (a)	5	589
General Dynamics Corporation	8	1,229
General Electric Company	180	1,229
Gibraltar Industries Inc. (a)	4	202
GMS Inc. (a)	6	142
Golden Ocean Group Limited (b)	1	2
Goldfield Corp. (a)	3	11
Gorman-Rupp Co.	2	76
GP Strategies Corporation (a)	2	17
Graco Inc.	11	528
GrafTech International Ltd.	12	98
Graham Corp.	—	5
Granite Construction Incorporated	5	100
Great Lakes Dredge & Dock Corp. (a)	7	68
Greenbrier Cos. Inc.	5	118
H&E Equipment Services, Inc.	5	91
Harsco Corporation (a)	8	104
Hawaiian Holdings, Inc.	7	104
HD Supply Holdings, Inc (a)	16	567
Healthcare Services Group Inc.	5	123
Heartland Express Inc.	9	196
HEICO Corp.	2	235
HEICO Corp. - Class A	4	312
Heidrick & Struggles International Inc.	2	47
Helios Technologies, Inc.	5	169
Herc Holdings Inc. (a)	4	135
Heritage-Crystal Clean, LLC (a)	1	18
Herman Miller Inc.	7	166
Hertz Global Holdings, Inc. (a) (b)	12	17
Hexcel Corp.	8	361
Hill International Inc. (a)	4	6
Hillenbrand Inc.	5	148
HNI Corp.	5	156
Honeywell International Inc.	20	2,908
Houston Wire & Cable Company (a)	1	2
Howmet Aerospace Inc.	28	444
HUB Group Inc. - Class A (a)	3	148
Hubbell Inc.	5	643
Hudson Global, Inc. (a)	—	1
Huntington Ingalls Industries Inc.	3	496
Hurco Cos. Inc.	—	9
Huron Consulting Group Inc. (a)	2	99
Hyster-Yale Materials Handling Inc. - Class A	1	43
ICF International, Inc.	2	133
IDEX Corporation	4	607
IES Holdings, Inc. (a)	2	48
Illinois Tool Works Inc.	10	1,822
Ingersoll Rand Inc. (a)	22	624
	Shares/Par[1]	Value ($)
InnerWorkings, Inc. (a)	5	7
Insperity, Inc.	3	181
Insteel Industries, Inc.	2	40
Interface Inc.	8	68
ITT Industries Holdings, Inc.	7	414
Jacobs Engineering Group Inc.	6	482
JB Hunt Transport Services Inc.	6	758
JELD-WEN Holding, Inc. (a)	13	206
John Bean Technologies Corp.	2	202
Johnson Controls International Public Limited Company	31	1,071
Kadant Inc.	1	145
Kaman Corp.	3	117
Kansas City Southern	6	911
Kelly Services Inc. - Class A	4	56
Kennametal Inc.	8	231
Kforce Inc.	4	110
Kimball International Inc. - Class B	4	50
Kirby Corp. (a)	5	246
Knight-Swift Transportation Holdings Inc. - Class A	13	560
Knoll Inc.	8	96
Korn Ferry	5	160
Kratos Defense & Security Solutions, Inc. (a)	8	118
L3Harris Technologies, Inc.	5	768
Landstar System Inc.	4	459
Lawson Products Inc. (a)	—	15
LB Foster Co. (a)	1	13
Lennox International Inc.	2	540
Lincoln Electric Holdings Inc.	5	408
Lindsay Corp.	1	137
Lockheed Martin Corporation	8	3,038
LSI Industries Inc.	1	8
Lydall Inc. (a)	2	25
Macquarie Infrastructure Corporation	5	152
Manitowoc Co. Inc. (a)	4	39
ManpowerGroup Inc.	5	378
Marten Transport Ltd.	8	195
Masco Corporation	9	440
Masonite International Corporation (a)	4	296
MasTec Inc. (a)	9	394
Matson Intermodal - Paragon, Inc.	5	143
Matthews International Corp. - Class A	5	94
McGrath RentCorp	3	154
Mercury Systems Inc. (a)	3	239
Meritor, Inc. (a)	9	169
Middleby Corp. (a)	4	305
Miller Industries Inc.	1	38
Mistras Group, Inc. (a)	3	10
Mobile Mini, Inc.	4	131
Moog Inc. - Class A	3	161
MRC Global Inc. (a)	10	56
MSA Safety Inc.	2	227
MSC Industrial Direct Co. - Class A	5	398
Mueller Industries Inc.	8	213
Mueller Water Products Inc. - Class A	16	156
MYR Group Inc. (a)	2	74
National Presto Industries Inc.	1	54
Navistar International Corporation (a)	9	250
Nielsen Holdings plc	26	389
NL Industries Inc.	1	3
NN Inc.	3	14
Nordson Corp.	3	568
Norfolk Southern Corporation	9	1,595
Northrop Grumman Systems Corp.	5	1,676
Northwest Pipe Co. (a)	1	25
Now, Inc. (a)	13	114
NV5 Global, Inc. (a)	1	70
Nvent Electric Public Limited Company	7	129
Old Dominion Freight Line Inc.	6	1,015
Orion Group Holdings, Inc. (a)	2	5
Oshkosh Corp.	8	543
Otis Worldwide Corporation	14	814
Owens Corning Inc.	9	522
PACCAR Inc.	23	1,694
PAM Transportation Services Inc. (a)	—	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

77

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Parker-Hannifin Corporation	7	1,371
Park-Ohio Holdings Corp.	1	21
Patrick Industries, Inc.	3	197
Pentair Public Limited Company	10	379
Performant Financial Corporation (a)	4	2
PGT Innovations, Inc. (a)	11	167
Powell Industries Inc.	1	29
Preformed Line Products Co.	—	9
Primoris Services Corporation	6	101
Proto Labs Inc. (a)	2	263
Quad/Graphics Inc. - Class A	4	14
Quanex Building Products Corp.	4	50
Quanta Services, Inc.	12	472
Radiant Logistics, Inc. (a)	3	13
Raven Industries Inc.	2	52
Raytheon BBN Technologies Corp.	53	3,250
RBC Bearings Incorporated (a)	1	192
Regal-Beloit Corp.	4	385
Republic Services Inc.	10	850
Resideo Technologies, Inc. (a)	13	153
Resources Connection, Inc.	4	53
REV Group Inc.	7	40
Rexnord Corporation	12	345
Robert Half International Inc.	10	530
Rockwell Automation Inc.	5	1,090
Rollins Inc.	10	422
Roper Technologies, Inc.	3	1,047
Rush Enterprises Inc. - Class A	5	208
Ryder System, Inc.	8	292
Saia, Inc. (a)	3	348
Schneider National, Inc. - Class B	3	85
Scorpio Bulkers Inc.	1	15
Sensata Technologies Holding PLC (a)	15	576
Shyft Group, Inc.	4	69
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	3	258
SiteOne Landscape Supply, Inc. (a)	2	283
SkyWest Inc.	6	186
Snap-On Inc.	4	574
SP Plus Corporation (a)	2	43
Spirit Aerosystems Holdings Inc. - Class A	7	171
Spirit Airlines Inc. (a) (b)	9	162
SPX Corp. (a)	5	212
SPX Flow, Inc. (a)	4	149
Standex International Corp.	2	134
Steel Connect Inc. (a)	6	3
Steelcase Inc. - Class A	13	154
Stericycle Inc. (a)	6	348
Sterling Construction Co. Inc. (a)	3	28
Stock Building Supply Holdings, LLC (a)	9	234
SunRun Inc. (a)	15	295
Team, Inc. (a)	3	16
Teledyne Technologies Inc. (a)	1	458
Tennant Co.	2	153
Terex Corp.	7	123
Tetra Tech, Inc.	4	322
Textainer Group Holdings Limited (a)	10	79
Textron Inc.	18	587
The Boeing Company	14	2,552
Thermon Group Holdings, Inc. (a)	3	39
Timken Co.	9	415
Titan International, Inc.	6	9
Titan Machinery Inc. (a)	1	14
Toro Co.	7	435
TPI Composites, Inc. (a)	4	100
Trane Technologies Public Limited Company	12	1,092
TransDigm Group Inc.	2	772
TransUnion	8	664
Trex Company, Inc. (a)	4	580
TriMas Corp. (a)	5	132
TriNet Group Inc. (a)	6	342
Trinity Industries Inc.	11	244
Triton Container International Limited - Class A	10	310
Triumph Group Inc.	3	28
TrueBlue, Inc. (a)	8	128
	Shares/Par[1]	Value ($)
Tutor Perini Corp. (a)	11	132
Twin Disc Inc. (a)	1	7
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	176
Union Pacific Corporation	26	4,474
United Airlines Holdings, Inc. (a)	26	886
United Parcel Service Inc. - Class B	23	2,582
United Rentals Inc. (a)	6	918
Universal Logistics Holdings, Inc.	2	39
US Ecology Parent, Inc.	3	95
USA Truck Inc. (a)	1	8
Valmont Industries Inc.	2	190
Vectrus, Inc. (a)	1	62
Verisk Analytics, Inc.	4	683
Veritiv Corp. (a)	2	28
Viad Corp	2	41
Vicor Corp. (a)	1	101
VSE Corp.	1	38
W. W. Grainger, Inc.	3	929
Wabash National Corp.	7	79
Wabtec Corp.	7	394
Waste Management, Inc.	15	1,557
Watsco Inc.	2	398
Watts Water Technologies Inc. - Class A	3	215
Welbilt Inc. (a)	9	55
Werner Enterprises Inc.	8	360
WESCO International, Inc. (a)	6	201
Willdan Group, Inc. (a)	1	24
Willscot Corp. (a)	12	152
Woodward Governor Co.	6	434
XPO Logistics Inc. (a)	11	827
Xylem Inc.	7	477
YRC Worldwide Inc. (a)	4	7
		127,011
Communication Services 8.6%
A. H. Belo Corporation - Class A	3	5
Activision Blizzard, Inc.	22	1,644
Alaska Communications Systems Group, Inc.	3	8
Alphabet Inc. - Class A (a)	6	8,176
Alphabet Inc. - Class C (a)	6	8,188
Altice USA, Inc. - Class A (a)	11	257
AMC Entertainment Holdings, Inc. - Class A (b)	6	27
AMC Networks, Inc. - Class A (a)	5	120
Anterix Inc. (a)	1	68
AT&T Inc.	270	8,171
ATN International Limited	3	156
Boingo Wireless, Inc. (a)	4	51
Booking Holdings Inc. (a)	1	2,361
Cable One, Inc.	—	453
Cargurus Inc. - Class A (a)	3	77
Cars.com Inc. (a)	9	52
CenturyLink Inc.	95	948
Charter Communications, Inc. - Class A (a)	5	2,457
Cincinnati Bell Inc. (a)	4	66
Cinemark Holdings, Inc.	14	163
Clear Channel Outdoor Holdings, Inc. (a)	5	5
Cogent Communications Group, Inc.	3	260
Comcast Corporation - Class A	152	5,928
comScore, Inc. (a)	7	21
Consolidated Communications Holdings Inc. (a)	13	89
DHI Group, Inc. (a)	—	—
Discovery, Inc. - Class A (a)	12	260
Discovery, Inc. - Class C (a)	24	472
Dish Network Corporation - Class A (a)	15	502
Electronic Arts Inc. (a)	6	765
Emerald Holding, Inc.	11	33
Entercom Communications Corp. - Class A	15	21
Entravision Communications Corporation - Class A	6	8
EW Scripps Co. - Class A	8	68
Expedia Group, Inc.	5	380
Facebook, Inc. - Class A (a)	69	15,569
Fox Corporation - Class A	18	484
Fox Corporation - Class B	15	391
Gannett Media Corp.	17	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

78

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
GCI Liberty, Inc. - Class A (a)	8	546
Glu Mobile Inc. (a)	—	1
Gray Television, Inc. (a)	11	159
Groupon, Inc. (a)	2	45
IAC/InterActiveCorp (a)	2	535
IDT Corp. - Class B (a)	3	18
IMAX Corporation (a)	9	98
Interpublic Group of Cos. Inc.	26	442
Iridium Communications Inc. (a)	11	272
John Wiley & Sons Inc. - Class A	6	215
John Wiley & Sons Inc. - Class B	—	4
Liberty Braves Group - Class A (a)	—	7
Liberty Braves Group - Class C (a)	3	56
Liberty Broadband Corp. - Class A (a)	1	148
Liberty Broadband Corp. - Class C (a)	5	677
Liberty Latin America Ltd. - Class C (a)	10	94
Liberty Media Corporation - Class A (a)	1	26
Liberty Media Corporation - Class C (a)	14	455
Liberty SiriusXM Group - Class A (a)	6	204
Liberty SiriusXM Group - Class C (a)	8	278
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	15
Lions Gate Entertainment Corp. - Class A (a)	5	33
Lions Gate Entertainment Corp. - Class B (a)	8	58
Live Nation Entertainment, Inc. (a)	8	355
Loral Spacecom Corporation	1	17
Madison Square Garden Entertainment Corp. - Class A (a)	1	92
Marchex, Inc. - Class B (a)	3	4
Marcus Corp.	3	45
Match Group, Inc. (a) (b)	4	393
Meredith Corporation	4	55
MSG Networks Inc. - Class A (a)	6	57
National CineMedia, Inc.	5	16
Netflix, Inc. (a)	8	3,856
New York Times Co. - Class A	12	492
News Corporation - Class A	34	399
News Corporation - Class B	13	156
Nexstar Media Group, Inc. - Class A	6	496
Omnicom Group Inc.	15	804
ORBCOMM Inc. (a)	6	21
QuinStreet, Inc. (a)	2	24
Reading International Inc. - Class A (a)	2	8
Roku Inc. - Class A (a)	2	221
Scholastic Corp.	3	105
Shenandoah Telecommunications Company	6	313
Sirius XM Holdings Inc.	68	401
Snap Inc. - Class A (a)	15	363
Spok Holdings, Inc.	2	19
Take-Two Interactive Software Inc. (a)	4	607
TechTarget, Inc. (a)	2	64
TEGNA Inc.	27	304
Telephone & Data Systems Inc.	9	186
The Meet Group, Inc. (a)	6	39
T-Mobile USA, Inc. (a)	23	2,415
Townsquare Media Inc. - Class A	2	7
Travelzoo (a)	1	6
Tribune Publishing Company, LLC	5	50
TripAdvisor Inc.	7	129
Truecar, Inc. (a)	12	32
Twitter, Inc. (a)	17	518
US Cellular Corp. (a)	2	73
VeriSign, Inc. (a)	4	820
Verizon Communications Inc.	236	13,004
ViacomCBS Inc. - Class A	1	25
ViacomCBS Inc. - Class B	29	668
Vonage Holdings Corp. (a)	18	176
Walt Disney Co.	34	3,796
World Wrestling Entertainment, Inc. - Class A	3	116
Yelp Inc. - Class A (a)	6	142
Zedge, Inc. - Class B (a)	1	1
Zillow Group, Inc. - Class A (a)	4	212
Zillow Group, Inc. - Class C (a) (b)	8	457
Zynga Inc. - Class A (a)	68	646
		96,318
	Shares/Par[1]	Value ($)
Consumer Staples 6.8%
Alico, Inc.	1	26
Altria Group, Inc.	79	3,109
Archer-Daniels-Midland Company	24	971
B&G Foods, Inc. (b)	7	178
BJ's Wholesale Club Holdings, Inc. (a)	10	358
Boston Beer Co. Inc. - Class A (a)	1	350
Brown-Forman Corp. - Class A	3	181
Brown-Forman Corp. - Class B	10	660
Bunge Limited	12	498
Calavo Growers Inc.	2	104
Cal-Maine Foods Inc. (a)	5	201
Campbell Soup Company	14	714
Casey's General Stores Inc.	4	586
Central Garden & Pet Co. (a)	1	41
Central Garden & Pet Co. - Class A (a)	5	177
Church & Dwight Co. Inc.	10	768
Coca-Cola Consolidated Inc.	1	154
Colgate-Palmolive Co.	23	1,712
ConAgra Brands Inc.	24	828
Constellation Brands, Inc. - Class A	4	641
Costco Wholesale Corporation	12	3,508
Coty Inc. - Class A	54	244
Craft Brewers Alliance Inc. (a)	1	23
Darling Ingredients Inc. (a)	17	424
Dean Foods Co. (a)	13	1
Del Monte Fresh Produce Company	5	134
Dollar General Corporation	7	1,404
E.L.F. Beauty, Inc. (a)	4	74
Edgewell Personal Care Colombia S A S (a)	6	194
Energizer Holdings, Inc.	4	211
Estee Lauder Cos. Inc. - Class A	9	1,763
Farmer Bros. Co. (a)	2	12
Flowers Foods Inc.	20	438
General Mills, Inc.	18	1,123
Hain Celestial Group Inc. (a)	9	280
Herbalife Nutrition Ltd. (a)	11	490
Hershey Co.	5	671
Hormel Foods Corp.	14	657
Hostess Brands, Inc. - Class A (a)	14	169
Ingles Markets Inc. - Class A	2	79
Ingredion Inc.	6	496
Inter Parfums Inc.	3	128
J&J Snack Foods Corp.	2	214
JM Smucker Co.	5	542
John B. Sanfilippo & Son Inc.	1	74
Kellogg Co.	15	973
Keurig Dr Pepper Inc.	8	214
Kimberly-Clark Corporation	9	1,312
Kraft Heinz Foods Company	21	659
Lamb Weston Holdings Inc.	6	389
Lancaster Colony Corp.	2	385
Landec Corp. (a)	3	22
Limoneira Co.	1	16
Mannatech Inc.	—	4
McCormick & Co. Inc.	6	1,047
Medifast, Inc. (b)	1	167
MGPI Processing, Inc.	2	69
Molson Coors Beverage Company - Class B	11	381
Mondelez International, Inc. - Class A	27	1,360
Monster Beverage 1990 Corporation (a)	11	731
National Beverage Corp. (a) (b)	2	134
Natura & Co Holding SA - ADR	13	183
Natural Grocers By Vitamin Cottage, Inc.	2	31
Natural Health Trends Corp.	—	1
Nature's Sunshine Products Inc. (a)	1	7
Nu Skin Enterprises, Inc. - Class A	6	238
Oil-Dri Corp. of America	—	14
PepsiCo, Inc.	60	7,929
Performance Food Group Company (a)	10	297
Philip Morris International Inc.	41	2,839
Pilgrim's Pride Corporation (a)	18	296
Post Holdings, Inc. (a)	7	606
PriceSmart Inc.	2	138

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

79

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Procter & Gamble Co.	70	8,381
Revlon Inc. - Class A (a) (b)	1	13
Rite Aid Corporation (a) (b)	5	79
Sanderson Farms Inc.	2	253
Seneca Foods Corp. - Class A (a)	1	23
SpartanNash Co.	6	118
Spectrum Brands Legacy, Inc.	6	270
Sprouts Farmers Market, Inc. (a)	9	237
Sysco Corp.	20	1,085
Target Corporation	21	2,557
The Andersons, Inc.	3	45
The Chefs' Warehouse, Inc. (a)	3	34
The Clorox Company	6	1,239
The Coca-Cola Company	124	5,519
The Kroger Co.	63	2,149
The Simply Good Foods Company (a)	7	127
Tootsie Roll Industries Inc. (b)	3	110
Treehouse Foods, Inc. (a)	6	257
Tyson Foods Inc. - Class A	12	743
United Natural Foods Inc. (a)	6	105
Universal Corp.	4	157
US Foods Holding Corp. (a)	16	308
USANA Health Sciences, Inc. (a)	2	135
Vector Group Ltd.	15	147
Village Super Market Inc. - Class A	1	27
Walgreens Boots Alliance, Inc.	28	1,193
Walmart Inc.	41	4,861
WD-40 Co.	1	211
Weis Markets Inc.	5	242
		76,677
Materials 3.9%
AdvanSix Inc. (a)	6	70
Air Products and Chemicals, Inc.	7	1,744
Albemarle Corporation	9	695
Alcoa Corporation (a)	16	176
Allegheny Technologies Incorporated (a)	11	110
Amcor Plc	58	593
American Vanguard Corporation	4	49
Ampco-Pittsburgh Corporation (a)	1	3
AptarGroup, Inc.	5	505
Arconic Rolled Products Corporation (a)	7	98
Ashland Global Holdings Inc.	4	302
Avery Dennison Corporation	5	521
Axalta Coating Systems Ltd. (a)	24	536
Balchem Corporation	2	227
Ball Corporation	15	1,044
Berry Global Group, Inc. (a)	15	671
Boise Cascade Company	5	170
Cabot Corp.	7	252
Carpenter Technology Corp.	5	124
Celanese Corp. - Class A	7	620
Century Aluminum Co. (a)	8	61
CF Industries Holdings Inc.	18	501
Chase Corporation	1	132
Clearwater Paper Corporation (a)	2	72
Cleveland-Cliffs Inc. (b)	30	164
Coeur d'Alene Mines Corp. (a)	24	124
Commercial Metals Co.	16	331
Compass Minerals International, Inc.	3	162
Core Molding Technologies Inc. (a)	1	3
Corteva, Inc.	31	818
Crown Holdings Inc. (a)	10	644
Domtar Corp.	6	131
Dow Inc.	25	1,023
DuPont de Nemours, Inc.	21	1,104
Eagle Materials Inc.	3	234
Eastman Chemical Co.	7	456
Ecolab Inc.	7	1,454
Element Solutions, Inc. (a)	30	329
Ferro Corporation (a)	14	169
Ferroglobe PLC (a)	13	7
Ferroglobe Rep and Warranty Insurance Trust (a) (c)	10	—
Flotek Industries Inc. (a)	1	2
FMC Corporation	7	707
	Shares/Par[1]	Value ($)
Freeport-McMoRan Inc. - Class B	64	742
FutureFuel Corp.	4	43
GCP Applied Technologies Inc. (a)	7	125
Gold Resource Corporation	4	18
Graphic Packaging Holding Company	35	493
Greif Inc. - Class A	5	185
Greif Inc. - Class B	1	44
H.B. Fuller Company	4	186
Hawkins Inc.	1	41
Haynes International Inc.	2	36
Hecla Mining Co.	59	195
Huntsman Corp.	22	402
Ingevity Corporation (a)	3	132
Innospec Inc.	3	205
International Flavors & Fragrances Inc.	4	500
International Paper Company	28	1,003
Intrepid Potash, Inc. (a)	21	20
Kaiser Aluminum Corporation	1	81
Koppers Holdings Inc. (a)	2	44
Kraton Corporation (a)	4	76
Kronos Worldwide, Inc.	13	131
Linde Public Limited Company	10	2,100
Livent Corporation (a)	7	41
Louisiana-Pacific Corp.	12	301
LSB Industries Inc. (a)	3	3
LyondellBasell Industries N.V. - Class A	18	1,204
Martin Marietta Materials Inc.	3	578
Materion Corp.	2	125
Mercer International Inc.	11	90
Minerals Technologies Inc.	4	185
MOS Holdings Inc.	21	259
Myers Industries Inc.	3	51
Neenah Inc.	2	86
NewMarket Corp.	1	416
Newmont Corporation	24	1,481
Nucor Corporation	17	699
O-I Glass, Inc.	22	195
Olin Corporation	17	191
Olympic Steel, Inc.	1	12
P.H. Glatfelter Co.	4	72
Packaging Corporation of America	7	685
Park Aerospace Technologies Corp.	2	24
PolyOne Corporation	7	179
PPG Industries, Inc.	15	1,560
PQ Group Holdings Inc. (a)	4	54
Rayonier Advanced Materials Inc.	11	32
Reliance Steel & Aluminum Co.	6	582
Resolute Forest Products Inc. (a)	8	18
Royal Gold Inc.	2	299
RPM International Inc.	6	467
Ryerson Holding Corp. (a)	3	15
Schnitzer Steel Industries Inc. - Class A	3	47
Schweitzer-Mauduit International Inc.	6	194
Scotts Miracle-Gro Co. - Class A	5	630
Sealed Air Corporation	12	378
Sensient Technologies Corporation	4	209
Sherwin-Williams Co.	3	2,015
Silgan Holdings Inc.	14	448
Sonoco Products Co.	11	600
Southern Copper Corporation	4	167
Steel Dynamics Inc.	24	625
Stepan Co.	3	268
Summit Materials, Inc. - Class A (a)	11	183
SunCoke Energy, Inc.	8	23
The Chemours Company	15	231
TimkenSteel Corp. (a)	4	18
Trecora Resources (a)	2	12
Tredegar Corp.	3	43
Trinseo S.A.	6	137
Tronox Holdings PLC	10	73
U.S. Concrete, Inc. (a)	2	54
UFP Industries, Inc.	5	241
UFP Technologies Inc. (a)	—	13
United States Lime & Minerals Inc.	—	42
United States Steel Corporation	17	124

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

80

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Univar Solutions Inc. (a)	14	232
Universal Stainless & Alloy Products Inc. (a)	1	6
Valvoline, Inc.	18	342
Verso Corporation - Class A	4	43
Vulcan Materials Co.	6	691
W. R. Grace & Co.	5	233
Warrior Met Coal, Inc.	7	113
Westlake Chemical Corporation	6	328
Westrock Company, Inc.	12	340
Worthington Industries Inc.	6	214
		43,161
Energy 3.2%
Adams Resources & Energy, Inc.	—	7
Antero Resources Corporation (a)	25	63
Apache Corporation	31	422
Archrock, Inc.	19	121
Baker Hughes, a GE Company, LLC - Class A	29	441
Berry Corporation (Bry)	5	26
Bonanza Creek Energy, Inc. (a)	1	14
Bristow Group Inc. (a)	1	7
Cabot Oil & Gas Corp.	36	614
Cactus Inc. - Class A	4	79
California Resources Corporation (a) (b)	5	6
Callon Petroleum Company (a)	59	68
Centennial Resource Development, LLC - Class A (a)	20	18
ChampionX Corporation (a)	15	143
Cheniere Energy, Inc. (a)	11	513
Chevron Corporation	71	6,331
Cimarex Energy Co.	9	237
Clean Energy Fuels Corp. (a)	22	50
CNX Resources Corporation (a)	22	194
Concho Resources Inc.	11	576
ConocoPhillips	60	2,509
CONSOL Mining Corporation (a)	5	24
Contango Oil & Gas Company (a)	2	6
Continental Resources Inc.	14	244
Core Laboratories N.V.	4	82
CVR Energy, Inc.	9	175
Dawson Geophysical Co. (a)	3	4
Delek US Holdings, Inc.	10	170
Denbury Resources Inc. (a)	68	19
Devon Energy Corporation	35	392
DHT Holdings, Inc.	22	115
Diamondback Energy, Inc.	2	94
DMC Global Inc.	2	61
Dorian LPG Ltd. (a)	5	42
Dril-Quip Inc. (a)	4	122
Enlink Midstream, LLC	30	72
EOG Resources, Inc.	32	1,600
EQT Corporation	20	240
Equitrans Midstream Corp.	7	57
Evolution Petroleum Corporation	3	8
Exterran Trinidad LLC (a)	5	28
Exxon Mobil Corporation	114	5,098
Forum Energy Technologies, Inc. (a)	11	6
Frank's International N.V. (a)	22	49
GasLog Ltd.	12	34
Geospace Technologies Corporation (a)	1	5
Green Plains Renewable Energy Inc. (a)	4	41
Gulf Island Fabrication Inc. (a)	1	3
Gulfport Energy Corporation (a)	28	30
Halliburton Company	52	669
Helix Energy Solutions Group, Inc. (a)	22	75
Helmerich & Payne Inc.	8	160
Hess Corporation	14	738
HighPoint Resources Corporation (a)	15	4
HollyFrontier Corp.	15	432
International Seaways, Inc.	2	32
ION Geophysical Corp. (a) (b)	1	2
Kinder Morgan, Inc.	58	885
KLX Energy Services Holdings, Inc. (a)	2	4
Kosmos Energy Ltd.	42	69
Laredo Petroleum, Inc. (a)	1	18
Liberty Oilfield Services Inc. - Class A	5	30
	Shares/Par[1]	Value ($)
Mammoth Energy Services, Inc. (a)	2	3
Marathon Oil Corporation	56	340
Marathon Petroleum Corporation	27	993
Matador Resources Co. (a)	13	111
Matrix Service Co. (a)	3	31
Montage Resources Corporation (a)	1	5
Murphy Oil Corporation (b)	17	229
Nabors Industries Ltd (b)	1	32
NACCO Industries Inc. - Class A	—	12
National Oilwell Varco, Inc.	23	286
Natural Gas Services Group, Inc. (a)	2	10
Newpark Resources Inc. (a)	10	23
NexTier Oilfield Solutions Inc. (a)	33	81
Noble Corporation PLC (a)	27	9
Noble Energy, Inc.	31	274
Northern Oil and Gas Inc. (a)	48	40
Oasis Petroleum Inc. (a)	32	24
Occidental Petroleum Corporation	44	812
Oceaneering International, Inc. (a)	12	74
Oil States International Inc. (a)	6	28
ONEOK, Inc.	13	441
Panhandle Oil and Gas Inc. - Class A	2	4
Par Pacific Holdings, Inc. (a)	7	63
Parsley Energy Inc. - Class A	24	255
Patterson-UTI Energy Inc.	17	59
PBF Energy Inc. - Class A	12	123
PDC Energy, Inc. (a)	10	123
Peabody Energy Corp.	12	35
Penn Virginia Corporation (a)	—	3
Phillips 66	12	847
Pioneer Natural Resources Co.	8	827
Propetro Holding Corp. (a)	11	56
QEP Resources, Inc.	33	43
Range Resources Corporation	16	92
Reg Biofuels, LLC (a)	5	120
REX Stores Corp. (a)	—	12
RigNet Inc. (a)	2	3
Ring Energy Inc. (a)	4	4
RPC Inc. (a)	13	39
Schlumberger Ltd.	44	809
Scorpio Tankers Inc.	6	80
SEACOR Holdings Inc. (a)	4	112
SEACOR Marine Holdings Inc. (a)	2	5
Select Energy Services, Inc. - Class A (a)	12	58
SFL Corporation Ltd.	16	145
SM Energy Company	13	50
Southwestern Energy Co. (a)	52	134
Talos Energy Inc. (a)	7	68
Targa Resources Corp.	15	304
TechnipFMC PLC	27	187
Teekay Shipping (Canada) Ltd. (a)	7	18
Teekay Tankers Ltd. - Class A (a)	—	6
TETRA Technologies, Inc. (a)	8	4
The Williams Companies, Inc.	44	833
Tidewater Inc. (a)	3	17
Transocean Ltd. (a) (b)	35	65
U.S. Silica Holdings, Inc. (b)	12	44
Valero Energy Corporation	16	929
World Fuel Services Corp.	10	248
WPX Energy, Inc. (a)	41	262
		35,322
Utilities 2.8%
ALLETE, Inc.	4	230
Alliant Energy Corporation	9	430
Ameren Corporation	10	680
American Electric Power Company, Inc.	13	1,060
American States Water Company	3	240
American Water Works Company, Inc.	5	667
Artesian Resources Corporation - Class A	1	34
Atlantica Yield PLC	10	299
Atmos Energy Corporation	4	447
AVANGRID, Inc.	5	199
Avista Corporation	7	243
Black Hills Corporation	4	246

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

81

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
California Water Service Group	5	234
CenterPoint Energy, Inc.	17	325
Chesapeake Utilities Corporation	2	132
Clearway Energy, Inc. - Class A	4	76
Clearway Energy, Inc. - Class C	6	144
CMS Energy Corp.	11	614
Consolidated Edison, Inc.	9	628
Consolidated Water Co. Ltd.	2	27
Dominion Energy, Inc.	21	1,740
DTE Energy Company	7	768
Duke Energy Corporation	19	1,491
Edison International	9	480
El Paso Electric Company	4	259
Entergy Corporation	7	668
Essential Utilities, Inc.	10	421
Evergy, Inc.	8	469
Eversource Energy	9	780
Exelon Corporation	25	924
FirstEnergy Corp.	14	557
Genie Energy Ltd. - Class B	2	15
Hawaiian Electric Industries Inc.	10	350
IDACORP Inc.	4	342
MDU Resources Group Inc.	19	418
MGE Energy, Inc.	3	214
Middlesex Water Co.	2	104
National Fuel Gas Company	8	333
New Jersey Resources Corp.	8	272
NextEra Energy, Inc.	13	3,080
NiSource Inc.	14	317
Northwest Natural Holding Company	2	117
NorthWestern Corp.	5	247
NRG Energy, Inc.	19	630
OGE Energy Corp.	13	380
One Gas, Inc.	4	282
Ormat Technologies Inc.	5	334
Otter Tail Corp.	4	141
Pacific Gas And Electric Company (a)	10	87
Pinnacle West Capital Corp.	6	463
PNM Resources, Inc.	7	281
Portland General Electric Co.	7	296
PPL Corporation	18	467
Public Service Enterprise Group Inc.	14	669
Sempra Energy	5	640
SJW Corp.	4	223
South Jersey Industries Inc.	8	196
Southwest Gas Corp.	5	313
Spark Energy Inc. - Class A	1	10
Spire, Inc.	4	285
Terraform Power, Inc. - Class A	13	240
The AES Corporation	23	334
The Southern Company	28	1,457
UGI Corp.	8	253
Unitil Corp.	1	63
Vistra Energy Corp.	33	616
WEC Energy Group Inc.	9	798
Xcel Energy Inc.	14	870
York Water Co.	1	70
		31,719
Real Estate 0.2%
Altisource Portfolio Solutions S.A. (a)	1	20
CBRE Group, Inc. - Class A (a)	16	733
CTO Realty Growth Inc.	—	17
Cushman & Wakefield PLC (a)	9	116
Dwight A. Walker Real Estate, Inc. - Class A	5	142
Florida Rock Properties, Inc. (a)	1	22
Forestar Group Inc. (a)	—	6
Jones Lang LaSalle Incorporated	4	428
Kennedy-Wilson Holdings Inc.	13	201
Marcus & Millichap Inc. (a)	4	121
Newmark Group, Inc. - Class A	16	78
Rafael Holdings, Inc. - Class B (a)	1	20
Realogy Holdings Corp.	16	118
Redfin Corporation (a)	5	207
St. Joe Co. (a)	9	169
	Shares/Par[1]	Value ($)
Stratus Properties Inc. (a)	—	9
Tejon Ranch Co. (a)	3	45
The Howard Hughes Corporation (a)	3	167
The Rmr Group Inc. - Class A	2	56
		2,675
Total Common Stocks (cost $855,120)		1,113,892
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A (a) (d)	2	54
Total Preferred Stocks (cost $54)		54
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (c)	8	4
Dyax Corp. (a) (c)	2	—
Elanco Animal Health (a) (c)	2	—
First Eagle Private Credit, LLC (a) (c)	4	—
T-Mobile USA, Inc. (a)	23	4
Total Rights (cost $1)		8
OTHER EQUITY INTERESTS 0.0%
Calamos Asset Management Inc. (a) (e)	2	2
Total Other Equity Interests (cost $0)		2
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (f) (g)	6,021	6,021
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (f) (g)	1,312	1,312
Total Short Term Investments (cost $7,333)		7,333
Total Investments 100.2% (cost $862,508)		1,121,289
Other Assets and Liabilities, Net (0.2)%		(1,721)
Total Net Assets 100.0%		1,119,568

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Perpetual security. Next contractual call date presented, if applicable.

(e)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)  Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 48.1%
U.S. Treasury Note 18.8%
Treasury, United States Department of
1.75%, 11/30/21	60,520	61,872
0.13%, 05/31/22	41,100	41,074
2.75%, 05/31/23 - 02/28/25	26,080	28,882
0.25%, 06/15/23	89,850	90,047
2.50%, 05/15/24	4,680	5,091
2.00%, 06/30/24 - 08/15/25	13,980	15,076
2.13%, 09/30/24	35,070	37,854
0.25%, 05/31/25 (a)	75,300	75,206
3.00%, 09/30/25	34,200	38,961
2.63%, 01/31/26	7,480	8,415
2.25%, 01/31/24 - 11/15/27	114,990	127,110
2.00%, 11/15/26	4,450	4,885
1.75%, 12/31/26	4,350	4,711
0.50%, 05/31/27	63,300	63,340
2.38%, 08/15/24 - 05/15/29	8,510	9,510
1.63%, 02/15/26 - 08/15/29	47,480	51,046
1.50%, 02/15/30	4,190	4,528

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

82

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
0.63%, 05/15/30 (a)	45,530	45,388
		712,996
Mortgage-Backed Securities 10.7%
Federal Home Loan Mortgage Corporation
4.14%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 07/01/27 (b)	—	—
2.50%, 09/01/34 - 02/01/35	20,179	21,188
3.00%, 08/01/34 - 07/01/47	163,508	172,515
3.50%, 10/01/47	35,649	37,623
Series 250-360, 2.50%, 11/01/47	13,922	14,464
4.00%, 10/01/48	11,987	12,702
Federal National Mortgage Association, Inc.
4.50%, 08/01/20 - 07/01/42	6,181	6,710
4.00%, 09/01/20 - 01/01/46	8,544	9,037
5.50%, 02/01/21 - 09/01/25	66	71
2.14%, 10/01/29	31,950	34,577
2.28%, 11/01/29	10,700	11,729
2.37%, 12/01/29	12,200	13,477
2.26%, 01/01/30	4,700	5,170
2.32%, 10/01/31	12,800	14,159
2.50%, 08/01/34 - 12/01/39	16,008	16,809
3.53%, (1Y USD LIBOR + 1.45%), 01/01/35 (b)	244	254
3.78%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.24%), 01/01/36 (b)	3,167	3,321
3.09%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 09/01/40 (b)	1	1
2.89%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 06/01/43 (b)	97	99
5.00%, 05/01/37 - 04/01/44	1,197	1,362
3.00%, 07/01/34 - 04/01/47	17,954	18,965
Government National Mortgage Association
3.88%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 05/20/26 - 05/20/30 (b)	14	14
3.00%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 02/20/27 - 02/20/32 (b)	28	29
5.00%, 02/15/38 - 07/15/41	8,092	9,229
3.00%, 11/15/44 - 07/15/45	3,132	3,339
		406,844
Collateralized Mortgage Obligations 7.7%
Federal Home Loan Mortgage Corporation
Series 300-336, 3.00%, 08/15/44	31,799	34,440
Interest Only, Series FH-S358A, 3.00%, 10/15/47	6,846	7,264
Series JZ-1507, REMIC, 7.00%, 05/15/23	15	16
Series LZ-2764, REMIC, 4.50%, 03/15/34	2,421	2,629
Series ZL-3979, REMIC, 3.50%, 01/15/42	5,089	5,413
Series P-4934, REMIC, 2.50%, 11/15/40	29,865	31,234
Series QD-4076, REMIC, 2.50%, 11/15/41	3,734	3,811
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	25,737
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	18,671	19,248
Series Z-4966, REMIC, 2.50%, 04/25/50	15,396	16,109
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	9,002	9,901
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 3.72%, 05/25/35 (b)	15	15
Series 2020-2M2-R02, REMIC, 2.18%, (1M USD LIBOR + 2.00%), 01/25/40 (b)	12,000	11,384
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	18,396	18,841
Series 2016-EA-55, REMIC, 1.75%, 07/25/43	3,316	3,381
Series 2015-PO-67, REMIC, 0.00%, 09/25/43	11,540	11,063
Series 2014-A-23, REMIC, 3.00%, 05/25/44	18,106	18,918
Series 2019-GA-67, REMIC, 3.00%, 02/25/45	3,983	4,166
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	11,062	11,125
Series 2018-PO-21, REMIC, 0.00%, 04/25/48	25,754	23,577
Series 2018-A-33, REMIC, 3.00%, 05/25/48	16,838	17,768
Government National Mortgage Association
Series 2011-PQ-148, REMIC, 3.50%, 11/16/41	3,539	3,888
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	11,315	11,680
		291,608
Sovereign 6.2%
Abu Dhabi, Government of
2.50%, 04/16/25 (c)	700	735
3.13%, 04/16/30 (c)	1,000	1,101
	Shares/Par[1]	Value ($)
Assembleia da Republica
2.20%, 10/17/22, EUR (d)	4,290	5,114
2.88%, 10/15/25, EUR (d)	1,660	2,156
Assembleia da República
1.95%, 06/15/29, EUR (d)	1,000	1,278
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (d) (e)	2,200	2,576
Cabinet Office, Government of Japan
0.10%, 09/20/26 - 03/20/28, JPY	1,105,000	10,365
2.20%, 09/20/27, JPY	160,000	1,728
2.10%, 12/20/27, JPY	349,000	3,760
1.90%, 12/20/28 - 03/20/31, JPY	825,000	9,036
1.60%, 03/20/33 - 12/20/33, JPY	1,144,000	12,543
1.50%, 06/20/34, JPY	350,000	3,811
1.30%, 06/20/35, JPY	385,000	4,105
1.20%, 09/20/35, JPY	335,000	3,525
0.50%, 03/20/38, JPY	782,000	7,403
Canada, Government of
2.25%, 02/01/21, CAD	2,200	1,640
0.50%, 03/01/22, CAD	770	570
1.50%, 06/01/23, CAD	4,420	3,372
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	1,000	1,044
2.78%, 01/23/31	3,300	3,510
6.95%, 08/12/31, PEN (c)	7,640	2,659
5.40%, 08/12/34, PEN (c)	20,500	6,123
Commonwealth of Australia
5.50%, 04/21/23, AUD	1,120	886
2.75%, 04/21/24, AUD	3,540	2,667
3.25%, 04/21/25, AUD (d)	4,870	3,816
Estado Español
0.40%, 04/30/22, EUR	3,200	3,648
0.35%, 07/30/23, EUR	2,490	2,853
1.60%, 04/30/25, EUR (d)	2,740	3,336
1.30%, 10/31/26, EUR	1,360	1,649
0.60%, 10/31/29, EUR	1,300	1,493
Export-Import Bank of Thailand
1.28%, (3M USD LIBOR + 0.90%), 11/20/23 (b) (d)	1,000	990
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/25, EUR (d)	2,240	2,677
1.00%, 06/22/26, EUR (d)	5,080	6,187
0.90%, 06/22/29, EUR (d)	2,770	3,419
Gobierno de la Republica de Chile
2.45%, 01/31/31	2,000	2,057
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (c)	300	330
Gobierno Federal de los Estados Unidos Mexicanos
6.50%, 06/09/22, MXN	108,340	4,873
8.00%, 09/05/24, MXN	51,300	2,497
4.15%, 03/28/27	2,635	2,826
3.75%, 01/11/28	4,650	4,835
4.75%, 04/27/32	1,250	1,369
Government of the Republic of Panama
4.00%, 09/22/24	5,500	5,967
Ireland, Government of
5.40%, 03/13/25, EUR	3,220	4,611
1.00%, 05/15/26, EUR (d)	2,390	2,891
0.90%, 05/15/28, EUR (d)	2,100	2,557
Koztarsasagi Elnoki Hivatal
0.50%, 04/21/21, HUF	320,000	1,016
2.50%, 10/24/24, HUF	970,000	3,256
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (d)	3,000	3,200
Ministry of Defence State of Israel
4.25%, 03/31/23, ILS	7,490	2,405
2.00%, 03/31/27, ILS	18,150	5,790
New Zealand Government
5.50%, 04/15/23, NZD	4,760	3,512
2.75%, 04/15/25, NZD	7,410	5,300
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (c)	3,400	3,068

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

83

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Republique Francaise Presidence
0.25%, 11/25/26, EUR (d)	2,955	3,461
1.00%, 05/25/27, EUR (d)	2,695	3,314
0.50%, 05/25/29, EUR (d)	300	359
0.00%, 11/25/29, EUR (d) (e)	6,400	7,309
Saudi Arabia, Government of
2.90%, 10/22/25 (c)	2,500	2,651
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (d)	2,800	2,838
2.88%, 03/04/23 (d)	1,400	1,460
South Africa, Parliament of
7.75%, 02/28/23, ZAR	48,475	2,980
8.00%, 01/31/30, ZAR	39,850	2,117
The Philippines, Government of
2.46%, 05/05/30	1,200	1,257
2.95%, 05/05/45	900	938
The Republic of Indonesia, The Government of
3.85%, 10/15/30 (a)	3,000	3,334
The State of Qatar
3.88%, 04/23/23 (d)	1,100	1,180
3.38%, 03/14/24 (d)	2,600	2,785
Urad Vlady CR
0.45%, 10/25/23, CZK	76,900	3,251
2.40%, 09/17/25, CZK	55,800	2,572
Urzad Rady Ministrow
2.25%, 04/25/22, PLN	7,900	2,075
3.25%, 07/25/25, PLN	22,500	6,402
		234,418
U.S. Treasury Bond 4.6%
Treasury, United States Department of
1.13%, 05/15/40	20,350	20,159
3.13%, 02/15/43	22,300	30,216
3.63%, 08/15/43	20,950	30,587
3.00%, 05/15/47	14,000	19,071
2.75%, 11/15/42 - 11/15/47	42,430	55,337
1.25%, 05/15/50 (a)	21,950	21,069
		176,439
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,796
Missouri Highways and Transportation Commission
5.06%, 05/01/24	1,150	1,303
		4,099
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2001-1-20A, 6.29%, 01/01/21	—	—
Series 2003-1-20I, 5.13%, 09/01/23	3	3
Series 2004-1-20F, 5.52%, 06/01/24	46	47
		50
Total Government And Agency Obligations (cost $1,735,295)		1,826,454
CORPORATE BONDS AND NOTES 25.9%
Financials 7.6%
Acrisure, LLC
8.13%, 02/15/24 (c)	540	561
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	4,595	4,317
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	415	412
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (c)	485	342
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	940	939
Athene Global Funding
3.00%, 07/01/22 (c)	4,555	4,665
Avation Capital
6.50%, 05/15/21 (c)	560	414
Avolon Holdings Funding Limited
3.25%, 02/15/27 (c)	3,820	3,111
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (a) (d)	2,400	2,520
Banco de Credito del Peru
6.13%, 04/24/27 (d)	600	635
3.13%, 07/01/30 (c)	800	793
	Shares/Par[1]	Value ($)
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (d)	1,157	1,151
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (d) (f)	800	702
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (d) (g) (h)	6,400	935
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (d)	1,500	1,536
Banco Macro S.A.
6.75%, 11/04/26 (b) (d)	1,800	1,444
6.75%, 11/04/26 (c)	800	655
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (d) (f)	2,236	2,149
7.50%, (callable at 100 beginning 06/27/29) (d) (f)	600	568
7.50%, (callable at 100 beginning 06/27/29) (c) (f)	300	284
7.63%, (callable at 100 beginning 01/06/28) (d) (f)	4,000	3,815
Banco Santander México S.A., Institución De Banca Múltiple, Grupo Financiero Santander México
5.38%, 04/17/25 (c)	1,500	1,642
5.95%, 10/01/28 (c)	400	410
Banco Santander, S.A.
1.45%, (3M USD LIBOR + 1.09%), 02/23/23 (b)	5,000	4,931
Bancolombia SA
4.88%, 10/18/27	1,900	1,855
4.63%, 12/18/29	1,000	944
Banistmo S.A.
3.65%, 09/19/22 (c)	4,000	4,000
Bank of America Corporation
3.97%, 02/07/30	4,340	5,045
Bank of Montreal
3.80%, 12/15/32	3,710	3,962
Bank of New Zealand
3.50%, 02/20/24 (c)	4,595	4,980
Barclays PLC
1.77%, (3M USD LIBOR + 1.38%), 05/16/24 (b)	4,950	4,895
BBVA Bancomer, S.A.
5.35%, 11/12/29 (d)	200	194
5.13%, 01/18/33 (d)	4,700	4,399
BDO Unibank, Inc.
2.95%, 03/06/23 (d)	5,000	5,136
BNP Paribas
3.05%, 01/13/31 (c) (i)	3,020	3,176
BTG Pactual Holding S.A.
7.75%, 02/15/29 (c)	3,900	3,945
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (d)	2,100	2,079
Camelot Finance S.A.
4.50%, 11/01/26 (c)	455	454
Capital One Financial Corporation
1.48%, (3M USD LIBOR + 0.72%), 01/30/23 (b)	1,115	1,095
China National Petroleum Corporation
3.95%, 04/19/22 (d)	500	524
CIMB Bank Berhad
2.10%, (3M USD LIBOR + 0.78%), 10/09/24 (b) (d)	1,200	1,167
Citigroup Inc.
1.78%, (3M USD LIBOR + 1.43%), 09/01/23 (b)	2,200	2,219
1.49%, (3M USD LIBOR + 1.10%), 05/17/24 (b)	5,330	5,334
CNOOC Finance (2002) Limited
3.88%, 05/02/22 (d)	3,000	3,132
Colfax Corporation
6.38%, 02/15/26 (c)	665	695
Commonwealth Bank of Australia
4.32%, 01/10/48 (c)	4,230	4,961
Commscope Finance LLC
5.50%, 03/01/24 (c)	350	354
6.00%, 03/01/26 (c)	195	200
Continental Senior Trust
5.50%, 11/18/20 (d)	4,500	4,556
Credicorp Ltd.
2.75%, 06/17/25 (c)	300	298

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

84

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Credit Acceptance Corporation
6.63%, 03/15/26	630	637
Credit Agricole SA
3.75%, 04/24/23 (c)	5,415	5,790
Credit Suisse Group AG
1.56%, (3M USD LIBOR + 1.24%), 06/12/24 (b) (c)	4,870	4,892
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (d) (f) (j)	2,000	1,702
9.50%, 02/07/26 (a) (c)	1,800	1,849
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (d) (f)	5,000	5,012
4.52%, 12/11/28 (d)	500	540
Discover Financial Services
4.10%, 02/09/27	5,780	6,258
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (c)	1,500	1,256
eG Global Finance PLC
8.50%, 10/30/25 (c)	615	632
Ena Norte SA
4.95%, 04/25/23 (d)	1,291	1,275
Energuate Trust
5.88%, 05/03/27 (d)	1,000	981
Equitable Holdings, Inc.
3.90%, 04/20/23	4,305	4,600
Ford Motor Credit Company LLC
5.75%, 02/01/21	800	803
4.25%, 09/20/22	800	784
4.39%, 01/08/26	600	570
General Motors Financial Company, Inc.
2.36%, (3M USD LIBOR + 0.99%), 01/05/23 (b)	900	868
3.95%, 04/13/24	810	835
2.75%, 06/20/25	5,350	5,281
Gilex Holding SARL
8.50%, 05/02/23 (d)	1,450	1,426
8.50%, 05/02/23 (c)	600	590
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (c) (k)	555	392
Global Bank Corporation
5.25%, 04/16/29 (c)	3,500	3,588
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (c)	520	436
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (d)	500	506
4.38%, 02/04/30 (c)	1,600	1,513
4.38%, 02/04/30 (d)	200	189
GW Honos Security Corporation
8.75%, 05/15/25 (c)	555	560
HSBC Holdings PLC
1.70%, (3M USD LIBOR + 1.38%), 09/12/26 (b) (i)	7,255	7,155
Icahn Enterprises L.P.
6.25%, 05/15/26	710	710
5.25%, 05/15/27	545	526
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (c)	695	706
Imperial Brands Finance PLC
3.50%, 07/26/26 (c) (j)	2,365	2,528
Itau Unibanco Holding S.A.
4.63%, (callable at 100 beginning 02/27/25) (c) (f)	800	661
JPMorgan Chase & Co.
2.52%, 04/22/31	3,155	3,336
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (c)	460	448
Lloyds Banking Group PLC
3.57%, 11/07/28	5,025	5,455
Macquarie Group Limited
3.19%, 11/28/23 (c)	2,200	2,294
4.15%, 03/27/24 (c)	2,260	2,425
Malayan Banking Berhad
3.91%, 10/29/26 (b) (d)	3,800	3,866
Minejesa Capital B.V.
4.63%, 08/10/30 (d)	2,720	2,761
	Shares/Par[1]	Value ($)
5.63%, 08/10/37 (d)	1,000	1,025
Mitsubishi UFJ Financial Group Inc
1.08%, (3M USD LIBOR + 0.74%), 03/02/23 (b)	4,660	4,616
Morgan Stanley
3.59%, 07/22/28 (b)	4,900	5,513
MSCI Inc.
3.63%, 09/01/30 (c)	115	115
Multibank, Inc.
4.38%, 11/09/22 (d)	1,000	1,000
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (c)	80	77
Navient Corporation
6.50%, 06/15/22	880	865
5.00%, 03/15/27	290	243
NFP Corp.
7.00%, 05/15/25 (c)	50	52
6.88%, 07/15/25 (c)	925	887
Ooredoo International Finance Limited
3.25%, 02/21/23 (d)	2,200	2,293
3.75%, 06/22/26 (d)	200	217
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (c)	1,500	1,392
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (d)	241	261
Petrobras Global Finance B.V.
5.75%, 02/01/29	200	205
6.90%, 03/19/49	1,400	1,474
Prudential Financial, Inc.
3.91%, 12/07/47	2,165	2,456
Radiant Access Limited
4.60%, (callable at 100 beginning 11/18/20) (d) (f)	800	794
Resideo Funding Inc.
6.13%, 11/01/26 (c)	675	659
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	500	530
SPARC Limited
0.00%, 12/05/22 (d) (e)	5,834	5,619
Springleaf Finance Corporation
6.88%, 03/15/25	290	298
7.13%, 03/15/26	35	36
6.63%, 01/15/28	120	119
5.38%, 11/15/29	240	226
Sumitomo Mitsui Financial Group, Inc.
1.87%, (3M USD LIBOR + 0.74%), 01/17/23 (b)	7,825	7,800
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (c)	2,650	2,746
3.63%, 04/28/26 (c)	1,973	2,071
Synchrony Financial
3.95%, 12/01/27	4,925	5,157
Syngenta Finance N.V.
4.38%, 03/28/42	200	168
5.68%, 04/24/48 (d) (j)	4,911	4,997
5.68%, 04/24/48 (c)	200	200
Tervita Corporation
7.63%, 12/01/21 (c)	600	481
The Bank of Nova Scotia
1.63%, 05/01/23 (i)	314	321
3.40%, 02/11/24 (i)	2,910	3,159
The Charles Schwab Corporation
3.55%, 02/01/24	4,350	4,758
The Goldman Sachs Group, Inc.
1.56%, (3M USD LIBOR + 1.17%), 05/15/26 (b)	6,500	6,435
Titan Acquisition Limited
7.75%, 04/15/26 (c)	160	152
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (c)	380	368
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (d) (f)	4,600	3,070
7.38%, 02/12/26 (d)	500	372
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (f)	3,200	3,228
2.88%, 03/08/27 (b)	3,170	3,214

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

85

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
USA Compression Finance Corp.
6.88%, 09/01/27	930	884
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (c)	2,400	2,629
Wand Merger Corporation
8.13%, 07/15/23 (c)	585	600
Wells Fargo & Company
3.20%, 06/17/27	2,520	2,731
2.88%, 10/30/30	2,345	2,505
Willis North America Inc.
4.50%, 09/15/28	4,465	5,193
Ziggo B.V.
4.88%, 01/15/30 (c)	240	239
		289,616
Utilities 4.0%
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	2,238
AES Gener S.A.
5.00%, 07/14/25 (d)	900	866
7.13%, 03/26/79 (c)	2,900	3,002
7.13%, 03/26/79 (d)	1,000	1,035
6.35%, 10/07/79 (d)	1,400	1,393
6.35%, 10/07/79 (c)	800	796
Ameren Corporation
3.65%, 02/15/26	5,000	5,597
Arizona Public Service Company
3.35%, 05/15/50	1,480	1,580
Boston Gas Company
3.15%, 08/01/27 (c)	5,000	5,484
Calpine Corporation
5.75%, 01/15/25	355	358
5.25%, 06/01/26 (c)	350	354
4.50%, 02/15/28 (c)	265	260
5.13%, 03/15/28 (c)	165	161
Clearway Energy Operating LLC
4.75%, 03/15/28 (c)	375	382
Cometa Energia SA de CV
6.38%, 04/24/35 (d)	3,990	4,151
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,974
Duke Energy Corporation
3.15%, 08/15/27	5,000	5,594
3.95%, 08/15/47	3,390	3,944
Duke Energy Progress, LLC
4.15%, 12/01/44	3,175	3,902
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (c)	5,000	5,287
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (d)	4,014	4,044
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (c)	1,000	1,076
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (c)	600	700
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	1,174	1,222
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (d)	2,785	2,300
Engie Energia Chile S.A.
4.50%, 01/29/25 (d)	500	540
Entergy Corporation
2.80%, 06/15/30	1,220	1,289
Essential Utilities, Inc.
2.70%, 04/15/30	2,495	2,614
Eversource Energy
2.90%, 10/01/24	4,000	4,287
Exelon Corporation
3.40%, 04/15/26	5,712	6,362
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (d)	4,309	4,557
FirstEnergy Corp.
2.25%, 09/01/30	705	709
Georgia Power Company
2.20%, 09/15/24	4,840	5,072
	Shares/Par[1]	Value ($)
GNL Quintero S.A
4.63%, 07/31/29 (d)	3,300	3,523
ITC Holdings Corp.
3.25%, 06/30/26	3,000	3,290
2.95%, 05/14/30 (c)	1,250	1,327
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (c)	400	412
Korea Electric Power Corp
1.13%, 06/15/25 (c)	1,000	1,002
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	2,403	2,628
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (d)	1,039	1,142
Monongahela Power Company
5.40%, 12/15/43 (c)	1,770	2,472
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	6,815	7,712
NiSource Inc.
3.60%, 05/01/30	1,235	1,412
NSTAR Electric Company
3.20%, 05/15/27	5,000	5,604
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	5,270	5,821
Pacific Gas And Electric Company
5.00%, 07/01/28	215	214
Pampa Energia S.A.
7.50%, 01/24/27 (d)	2,900	2,327
PERU LNG
5.38%, 03/22/30 (d)	2,450	1,929
Pinnacle West Capital Corporation
1.30%, 06/15/25	2,480	2,511
PSEG Power LLC
3.85%, 06/01/23	3,385	3,649
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	3,234
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (d)	2,404	2,500
6.75%, 04/24/33 (c)	181	189
Stoneway Capital Corporation
0.00%, 03/01/27 (d) (g) (h)	3,055	1,046
Superior Plus LP
7.00%, 07/15/26 (c)	955	989
Talen Energy Supply, LLC
6.63%, 01/15/28 (c)	320	313
The Brooklyn Union Gas Company
4.49%, 03/04/49 (c)	3,770	4,685
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (c)	1,500	1,635
The East Ohio Gas Company
3.00%, 06/15/50 (c)	2,660	2,650
Transelec S.A.
4.63%, 07/26/23 (d)	500	530
3.88%, 01/12/29 (a) (c)	2,500	2,622
		153,498
Energy 2.4%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (d)	900	909
7.50%, 12/15/28 (c)	500	505
Aker BP ASA
4.75%, 06/15/24 (c)	340	342
Antero Midstream Partners LP
5.75%, 03/01/27 (c)	289	235
Apache Corporation
4.38%, 10/15/28	375	331
APT Pipelines Limited
4.25%, 07/15/27 (c)	5,000	5,565
Canacol Energy Ltd.
7.25%, 05/03/25 (d)	4,100	4,151
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	810	807
5.63%, 10/01/26	420	417
CNOOC Limited
3.75%, 05/02/23 (a)	4,630	4,925

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

86

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
CNX Midstream Partners LP
6.50%, 03/15/26 (c)	520	478
CSI Compressco LP
7.50%, 04/01/25 (c)	720	610
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (c)	400	393
5.41%, 12/30/25 (c)	500	488
Diamondback Energy, Inc.
2.88%, 12/01/24	1,100	1,102
Enable Midstream Partners, LP
4.40%, 03/15/27	1,805	1,663
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (c)	255	257
Energy Transfer LP
4.75%, 01/15/26	980	1,064
EOG Resources, Inc.
4.38%, 04/15/30	780	931
EQM Midstream Partners, LP
6.50%, 07/01/27 (c)	140	143
EQT Corporation
6.13%, 02/01/25 (a) (j)	345	344
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	340
Extraction Oil & Gas, Inc.
0.00%, 02/01/26 (c) (g) (h)	250	48
Exxon Mobil Corporation
2.61%, 10/15/30 (i)	1,860	1,984
4.23%, 03/19/40	1,180	1,418
Foresight Energy LLC
0.00%, 04/01/23 (c) (g) (h)	760	—
FTS International, Inc.
6.25%, 05/01/22	300	101
Geopark Limited
6.50%, 09/21/24 (d)	4,700	4,312
Gran Tierra Energy Inc.
7.75%, 05/23/27 (c)	900	408
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (d)	3,400	1,509
Gulfport Energy Corporation
6.38%, 05/15/25	510	255
Halliburton Company
2.92%, 03/01/30	2,585	2,453
Hess Infrastructure Partners LP
5.63%, 02/15/26 (c)	460	456
Hess Midstream Operations LP
5.13%, 06/15/28 (c)	575	553
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (c)	540	429
Hunt Oil USA, Inc.
6.38%, 06/01/28 (d)	2,000	1,941
Indian Oil Corporation Limited
5.63%, 08/02/21 (d)	1,000	1,030
Indigo Natural Resources LLC
6.88%, 02/15/26 (c)	260	241
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,415	4,466
Marathon Petroleum Corporation
5.13%, 12/15/26	4,245	4,908
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	800	673
MEG Energy Corp.
7.00%, 03/31/24 (c)	183	157
7.13%, 02/01/27 (c)	625	519
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (c)	390	195
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	342
Nabors Industries Ltd
7.25%, 01/15/26 (c)	310	194
NGL Energy Partners LP
7.50%, 04/15/26	245	187
NuStar Logistics, L.P.
6.00%, 06/01/26	750	735
Oasis Petroleum Inc.
6.88%, 03/15/22	480	87
	Shares/Par[1]	Value ($)
6.25%, 05/01/26 (c)	310	54
Occidental Petroleum Corporation
4.10%, 02/01/21	410	411
2.70%, 08/15/22	445	414
8.00%, 07/15/25	265	266
3.50%, 08/15/29	775	567
Oleoducto Central S.A.
4.00%, 05/07/21 (d)	200	202
ONEOK, Inc.
3.40%, 09/01/29	1,145	1,114
ONGC Videsh Limited
4.63%, 07/15/24 (d)	2,800	2,976
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (d)	2,000	2,010
Par Petroleum, LLC
7.75%, 12/15/25 (c)	745	647
Parkland Fuel Corporation
5.88%, 07/15/27 (c)	575	595
Parsley Energy, LLC
5.63%, 10/15/27 (c)	600	591
PBF Holding Company LLC
6.00%, 02/15/28 (c)	235	197
Peabody Energy Corporation
6.00%, 03/31/22 (a) (c)	375	244
PETRONAS Capital Limited
3.50%, 04/21/30 (c)	600	664
PT Pertamina (Persero)
4.30%, 05/20/23 (d)	1,800	1,901
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (c)	300	306
QEP Resources, Inc.
5.25%, 05/01/23	340	231
5.63%, 03/01/26	365	231
Regency Energy Partners LP
4.50%, 11/01/23	3,700	3,912
Reliance Holding USA, Inc.
5.40%, 02/14/22 (d)	500	527
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	2,070	2,312
Sinopec Group Overseas Development (2016) Limited
2.75%, 05/03/21 (d)	1,500	1,517
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (c)	2,700	2,776
Sunoco LP
5.50%, 02/15/26	590	573
6.00%, 04/15/27	310	310
Targa Resource Corporation
5.88%, 04/15/26	555	552
6.50%, 07/15/27	260	263
Terraform Power Operating, LLC
4.25%, 01/31/23 (c)	665	674
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	4,593
Transocean Inc
8.00%, 02/01/27 (c)	320	177
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	635	561
Transocean Proteus Limited
6.25%, 12/01/24 (c)	435	400
Vine Oil & Gas LP
8.75%, 04/15/23 (c)	185	111
Viper Energy Partners LP
5.38%, 11/01/27 (c)	350	343
Weatherford International Ltd.
11.00%, 12/01/24 (c)	23	16
Western Midstream Operating, LP
3.10%, 02/01/25 (j)	420	397
4.05%, 02/01/30 (j)	435	419
Whiting Petroleum Corporation
0.00%, 01/15/26 (g) (h)	715	127
WPX Energy, Inc.
5.25%, 10/15/27	425	398
5.88%, 06/15/28	340	326

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

87

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
4.50%, 01/15/30	260	230
		90,736
Industrials 1.9%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (d)	1,700	1,717
3.38%, 07/24/24 (d)	100	99
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (c)	360	363
AECOM
5.13%, 03/15/27	410	440
Aeropuerto Internacional de Tocumen, S.A.
5.63%, 05/18/36 (d)	200	214
Air Lease Corporation
3.75%, 02/01/22	2,865	2,876
2.75%, 01/15/23	1,930	1,897
Allison Transmission, Inc.
5.00%, 10/01/24 (c)	735	738
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (c)	600	537
4.50%, 11/15/26 (a) (c)	240	235
BOC Aviation Limited
1.41%, (3M USD LIBOR + 1.13%), 09/26/23 (b) (c)	4,775	4,631
Bombardier Inc.
6.00%, 10/15/22 (c)	315	222
7.88%, 04/15/27 (c)	205	134
Builders FirstSource, Inc.
6.75%, 06/01/27 (c)	180	184
5.00%, 03/01/30 (c)	400	377
Burlington Northern Santa FE, LLC
3.05%, 02/15/51	2,420	2,633
BWXT Government Group, Inc.
4.13%, 06/30/28 (c)	275	274
Carrier Global Corporation
3.38%, 04/05/40 (c)	3,085	3,000
Clean Harbors, Inc.
4.88%, 07/15/27 (c)	635	652
5.13%, 07/15/29 (c)	135	140
CSX Corporation
3.80%, 11/01/46	4,815	5,461
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (c)	1,845	2,151
FedEx Corporation
4.75%, 11/15/45	2,144	2,373
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (d)	700	788
Garda World Security Corporation
4.63%, 02/15/27 (c)	625	616
Gates Global LLC
6.25%, 01/15/26 (c)	450	446
General Electric Capital Corporation
5.88%, 01/14/38	2,025	2,279
GFL Environmental Inc.
4.25%, 06/01/25 (c)	180	181
5.13%, 12/15/26 (c)	460	475
8.50%, 05/01/27 (c)	165	179
Jeld-Wen, Inc.
4.63%, 12/15/25 (c)	675	648
John Deere Capital Corporation
3.45%, 01/10/24	2,545	2,781
JSL Europe SA
7.75%, 07/26/24 (d)	2,700	2,660
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (c)	465	485
LATAM Airlines Group S.A.
0.00%, 03/01/26 (c) (g) (h)	1,000	281
0.00%, 11/15/27 (g) (h)	1,377	1,171
LATAM Finance Limited
0.00%, 04/11/24 (d) (g) (h)	1,900	541
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/34 (d)	1,884	2,219
Lockheed Martin Corporation
4.70%, 05/15/46	3,350	4,586
Masonite International Corporation
5.75%, 09/15/26 (c)	765	782
	Shares/Par[1]	Value ($)
Northrop Grumman Corporation
5.15%, 05/01/40	2,815	3,760
Omers Private Equity U.S.A. Inc.
7.88%, 07/31/23 (c)	85	76
Owens Corning
4.40%, 01/30/48	2,545	2,599
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (c)	75	80
4.20%, 04/01/27 (c)	2,160	2,326
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (c)	335	316
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (d)	1,400	1,445
Stevens Holding Co., Inc.
6.13%, 10/01/26 (c)	555	581
Tempo Acquisition, LLC
6.75%, 06/01/25 (c)	1,030	1,045
The Dun & Bradstreet Corporation
6.88%, 08/15/26 (c)	275	291
10.25%, 02/15/27 (c)	195	216
The Hillman Group, Inc.
6.38%, 07/15/22 (c)	135	125
TransDigm Inc.
8.00%, 12/15/25 (c)	100	105
6.25%, 03/15/26 (c)	605	605
6.38%, 06/15/26	430	392
5.50%, 11/15/27	345	301
Triumph Group, Inc.
6.25%, 09/15/24 (c)	155	132
7.75%, 08/15/25	310	236
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	400	406
United Rentals (North America), Inc.
6.50%, 12/15/26	365	383
5.25%, 01/15/30	45	47
4.00%, 07/15/30	390	378
Vertical US Newco Inc
5.25%, 07/15/27 (c)	450	450
Waste Management, Inc.
4.00%, 07/15/39	4,365	4,512
Waste Pro USA, Inc.
5.50%, 02/15/26 (c)	385	367
		73,640
Communication Services 1.7%
Altice Financing S.A.
5.00%, 01/15/28 (c)	245	243
Altice France
7.38%, 05/01/26 (c)	665	692
Altice France S.A.
6.00%, 02/15/28 (c)	435	411
AT&T Inc.
2.75%, 06/01/31	4,000	4,151
5.25%, 03/01/37	6,185	7,677
6.38%, 03/01/41	300	426
Axiata SPV2 Berhad
3.47%, 11/19/20 (d)	1,000	1,006
Baidu, Inc.
3.43%, 04/07/30	200	215
CCO Holdings, LLC
5.75%, 02/15/26 (c)	1,505	1,560
5.00%, 02/01/28 (c)	295	305
4.75%, 03/01/30 (c)	735	753
4.50%, 08/15/30 (c)	380	388
Cengage Learning, Inc.
9.50%, 06/15/24 (c)	345	237
CenturyLink, Inc.
5.13%, 12/15/26 (c)	390	389
4.00%, 02/15/27 (c)	360	350
Charter Communications Operating, LLC
4.91%, 07/23/25	4,083	4,676
Cincinnati Bell Inc.
7.00%, 07/15/24 (c)	805	822
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	170	158

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

88

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Comcast Corporation
3.95%, 10/15/25	4,215	4,825
3.40%, 04/01/30	2,255	2,573
CSC Holdings, LLC
5.25%, 06/01/24	690	733
5.75%, 01/15/30 (c)	795	831
Diamond Sports Group, LLC
5.38%, 08/15/26 (c)	475	347
DISH DBS Corporation
5.88%, 11/15/24	410	408
Embarq Corporation
8.00%, 06/01/36	370	416
Empresa Nacional de Telecomunicaciones S.A.
4.88%, 10/30/24 (d)	800	843
Expedia Group, Inc.
3.80%, 02/15/28	2,295	2,201
Frontier Communications Corporation
0.00%, 04/15/20 - 01/15/23 (g) (h)	425	130
8.50%, 04/01/26	215	204
8.00%, 04/01/27 (c)	275	279
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (c)	1,300	1,176
Gray Escrow, Inc.
7.00%, 05/15/27 (c)	475	490
Gray Television, Inc.
5.13%, 10/15/24 (c)	275	275
Greeneden U.S. Holdings II, LLC
10.00%, 11/30/24 (c)	1,075	1,115
iHeartCommunications, Inc.
8.38%, 05/01/27	70	64
5.25%, 08/15/27 (c)	285	273
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (g) (h)	440	251
0.00%, 10/15/24 (c) (g) (h)	425	256
Level 3 Financing, Inc.
4.63%, 09/15/27 (c)	450	453
4.25%, 07/01/28 (c)	305	304
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (c)	945	896
6.50%, 05/15/27 (c)	205	211
Match Group, Inc.
5.00%, 12/15/27 (c)	340	354
4.63%, 06/01/28 (c)	185	188
Netflix, Inc.
5.88%, 02/15/25	275	306
5.38%, 11/15/29 (c)	230	252
4.88%, 06/15/30 (c)	160	171
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (c) (f)	1,600	1,550
Nexstar Escrow Inc.
5.63%, 07/15/27 (c)	300	300
RELX Capital Inc.
3.00%, 05/22/30	320	346
Scripps Escrow, Inc.
5.88%, 07/15/27 (c)	355	336
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	440	456
5.50%, 07/01/29 (c)	325	344
4.13%, 07/01/30 (c)	540	533
Sprint Capital Corporation
6.88%, 11/15/28	1,255	1,531
Sprint Corporation
7.13%, 06/15/24	1,205	1,359
Telesat Canada
4.88%, 06/01/27 (c)	360	354
6.50%, 10/15/27 (c)	365	360
Tencent Holdings Limited
2.39%, 06/03/30 (c)	3,000	3,012
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (c)	155	149
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	3,725	4,144
T-Mobile USA, Inc.
3.50%, 04/15/25 (c)	1,055	1,151
1.50%, 02/15/26 (c)	530	530
	Shares/Par[1]	Value ($)
Uber Technologies, Inc.
8.00%, 11/01/26 (c)	370	376
7.50%, 09/15/27 (c)	205	205
Univision Communications Inc.
5.13%, 05/15/23 (c)	160	161
6.63%, 06/01/27 (c)	385	368
Virgin Media Finance PLC
5.00%, 07/15/30 (c)	620	606
VTR Finance B.V.
6.38%, 07/15/28 (c)	400	411
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (c)	460	437
6.13%, 03/01/28 (c)	215	209
		64,512
Health Care 1.7%
AbbVie Inc.
4.70%, 05/14/45	4,675	5,848
Air Medical Group Holdings LLC
6.38%, 05/15/23 (a) (c)	440	415
Anthem, Inc.
2.38%, 01/15/25	2,100	2,224
Avantor, Inc.
9.00%, 10/01/25 (c)	855	921
Bausch Health Companies Inc.
7.00%, 03/15/24 - 01/15/28 (c)	1,070	1,106
6.25%, 02/15/29 (c)	330	332
5.25%, 01/30/30 (c)	395	377
Baxalta Incorporated
4.00%, 06/23/25 (a)	691	786
Becton, Dickinson and Company
2.89%, 06/06/22	6,875	7,115
Bristol-Myers Squibb Company
4.35%, 11/15/47 (c)	3,955	5,179
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (c)	620	644
Centene Corporation
4.25%, 12/15/27	450	464
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (c)	360	360
Cigna Holding Company
2.11%, (3M USD LIBOR + 0.89%), 07/15/23 (b)	2,740	2,746
4.90%, 12/15/48	2,155	2,839
CVS Health Corporation
5.05%, 03/25/48	2,035	2,655
DaVita Inc.
4.63%, 06/01/30 (c)	245	243
Eli Lilly and Company
2.25%, 05/15/50	5,560	5,313
Encompass Health Corporation
4.50%, 02/01/28	180	173
4.75%, 02/01/30	60	58
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (c)	265	130
Fresenius Medical Care Holdings, Inc.
4.88%, 06/15/27 (c)	715	724
HCA Inc.
5.38%, 09/01/26	980	1,066
4.13%, 06/15/29	2,180	2,404
3.50%, 09/01/30	620	594
Health Care Service Corporation, A Mutual Legal Reserve Company
3.20%, 06/01/50 (c)	580	591
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (c)	290	296
Horizon Therapeutics USA, Inc.
5.50%, 08/01/27 (c)	630	656
IQVIA Inc.
5.00%, 05/15/27 (c)	610	622
Jaguar Holding Company II
5.00%, 06/15/28 (c)	195	200
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (c)	245	252
4.38%, 02/15/27 (c)	415	391
Merck & Co., Inc.
3.40%, 03/07/29	4,360	5,038

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

89

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Molina Healthcare, Inc.
4.38%, 06/15/28 (c)	150	150
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (c)	525	488
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (c)	70	71
7.25%, 02/01/28 (a) (c)	385	391
Polaris Intermediate School
8.50%, 12/01/22 (c) (k)	575	507
Radiology Partners, Inc.
9.25%, 02/01/28 (c)	465	438
Select Medical Corporation
6.25%, 08/15/26 (c)	855	864
Takeda Pharmaceutical Co Ltd
4.40%, 11/26/23	3,000	3,334
Tenet Healthcare Corporation
7.00%, 08/01/25 (a)	550	540
4.88%, 01/01/26 (c)	510	500
6.25%, 02/01/27 (c)	605	600
5.13%, 11/01/27 (c)	215	213
Upjohn Inc.
1.65%, 06/22/25 (c)	1,460	1,487
Vizient, Inc.
6.25%, 05/15/27 (c)	410	430
West Street Merger Sub, Inc.
6.38%, 09/01/25 (c)	480	466
		63,241
Materials 1.5%
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (c)	610	629
Andina Acquisition Corporation
8.20%, 01/31/22 (d)	400	387
Anglo American Capital PLC
4.50%, 03/15/28 (c)	4,720	5,180
Arconic Rolled Products Corporation
6.00%, 05/15/25 (c)	190	196
6.13%, 02/15/28 (c)	605	607
ARD Finance S.A.
6.50%, 06/30/27 (c) (k)	200	198
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (c)	280	275
Axalta Coating Systems, LLC
4.75%, 06/15/27 (c)	670	674
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (c)	2,000	1,874
CCL Industries Inc.
3.05%, 06/01/30 (c)	1,875	1,915
CEMEX S.A.B. de C.V.
6.13%, 05/05/25 (d)	1,100	1,063
7.75%, 04/16/26 (d)	400	407
Corporacion Nacional del Cobre de Chile
3.75%, 01/15/31 (c)	700	763
Crown Americas LLC
4.50%, 01/15/23	650	668
CSN Islands XII Corp
7.00%, (callable at 100 beginning 09/23/20) (d) (f)	2,100	1,551
6.75%, 01/28/28 (c)	2,000	1,707
CSN Resources S.A.
7.63%, 04/17/26 (a) (c)	2,100	1,846
DuPont de Nemours, Inc.
5.42%, 11/15/48	2,035	2,687
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (c)	630	606
Freeport-McMoRan Inc.
5.45%, 03/15/43	1,700	1,671
Hexion Inc.
7.88%, 07/15/27 (c)	285	265
Illuminate Buyer LLC
9.00%, 07/01/28 (c)	360	376
Inversiones CMPC S.A.
4.50%, 04/25/22 (d)	1,000	1,037
4.75%, 09/15/24 (d)	1,000	1,074
Kraton Polymers LLC
7.00%, 04/15/25 (a) (c)	465	467
	Shares/Par[1]	Value ($)
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	2,300	2,477
5.88%, 05/18/30 (c)	700	793
Nouryon Finance B.V.
8.00%, 10/01/26 (a) (c)	175	180
Novelis Corporation
4.75%, 01/30/30 (c)	240	229
Nutrien Ltd.
4.20%, 04/01/29	4,075	4,706
Orbia Advance Corporation, S.A.B. de C.V.
4.88%, 09/19/22 (d)	3,200	3,348
Packaging Corporation of America
3.40%, 12/15/27	1,975	2,190
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (c)	485	496
Silgan Holdings Inc.
4.13%, 02/01/28 (c)	630	626
SunCoke Energy, Inc.
7.50%, 06/15/25 (c)	855	729
The Scotts Miracle-Gro Company
4.50%, 10/15/29	420	432
UPL Corporation Limited
3.25%, 10/13/21 (d)	1,000	1,000
4.50%, 03/08/28 (d)	700	696
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	1,300	932
Vedanta Resources Limited
6.13%, 08/09/24 (d)	5,300	3,644
Westrock Company, Inc.
3.75%, 03/15/25	4,220	4,642
		55,243
Consumer Discretionary 1.4%
Allied Universal Holdco LLC
6.63%, 07/15/26 (c)	475	498
9.75%, 07/15/27 (c)	525	553
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	320	311
Aramark Services, Inc.
6.38%, 05/01/25 (c)	475	490
Argos Holdings Inc.
7.13%, 03/15/23 (c)	570	562
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (c)	112	109
4.75%, 03/01/30 (c)	112	109
Boyd Gaming Corporation
4.75%, 12/01/27 (c)	625	537
Boyne USA, Inc.
7.25%, 05/01/25 (c)	1,095	1,147
Carnival Corporation
11.50%, 04/01/23 (c)	180	195
Carvana Co.
8.88%, 10/01/23 (c)	220	221
Cedar Fair, L.P.
5.25%, 07/15/29 (c)	550	498
Century Communities, Inc.
6.75%, 06/01/27	345	356
Constellation Merger Sub Inc.
8.50%, 09/15/25 (a) (c)	430	344
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (c)	565	492
Dana Corporation
5.38%, 11/15/27	120	119
5.63%, 06/15/28	310	308
Dealer Tire, LLC
8.00%, 02/01/28 (c)	175	163
Delta Air Lines, Inc.
7.00%, 05/01/25 (c)	145	150
Dollar Tree, Inc.
4.00%, 05/15/25	1,930	2,168
Eldorado Resorts, Inc.
6.00%, 04/01/25	540	564
6.25%, 07/01/25 (c)	460	463
Ford Motor Company
9.00%, 04/22/25	195	211

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

90

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
7.45%, 07/16/31	480	505
Frontdoor, Inc.
6.75%, 08/15/26 (c)	675	718
Gohl Capital Limited
4.25%, 01/24/27 (d)	800	803
Golden Entertainment, Inc.
7.63%, 04/15/26 (c)	315	294
Griffon Corporation
5.75%, 03/01/28	390	385
5.75%, 03/01/28 (c)	485	483
Grubhub Holdings Inc.
5.50%, 07/01/27 (c)	215	220
Hasbro, Inc.
3.50%, 09/15/27	4,930	5,069
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (c)	25	25
5.75%, 05/01/28 (c)	30	30
Hyundai Capital America
2.65%, 02/10/25 (c)	4,845	4,843
IAA Spinco Inc.
5.50%, 06/15/27 (c)	550	569
Installed Building Products, Inc.
5.75%, 02/01/28 (c)	425	429
IRB Holding Corp.
7.00%, 06/15/25 (c)	275	283
6.75%, 02/15/26 (c)	640	612
JD.com, Inc.
3.38%, 01/14/30	2,500	2,681
KAR Auction Services, Inc.
5.13%, 06/01/25 (c)	770	758
LTF Merger Sub, Inc.
8.50%, 06/15/23 (c)	695	575
M/I Homes, Inc.
4.95%, 02/01/28	380	380
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	600	606
McDonald's Corporation
3.60%, 07/01/30	1,145	1,319
4.45%, 03/01/47	2,385	2,906
MGM Resorts International
6.75%, 05/01/25	465	462
5.75%, 06/15/25	227	225
Mileage Plus Holdings LLC
6.50%, 06/20/27 (c)	545	546
NCL Corporation Ltd.
3.63%, 12/15/24 (c)	605	370
New Golden Nugget Inc.
6.75%, 10/15/24 (c)	795	569
8.75%, 10/01/25 (c)	150	88
Newell Brands Inc.
4.88%, 06/01/25	185	194
Nordstrom, Inc.
8.75%, 05/15/25 (c)	115	125
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (c)	430	443
8.50%, 05/15/27 (c)	230	231
Penn National Gaming, Inc.
5.63%, 01/15/27 (c)	655	613
PetSmart, Inc.
5.88%, 06/01/25 (c)	307	308
S.A.C.I. Falabella
3.75%, 04/30/23 (d)	2,600	2,655
Scientific Games International, Inc.
5.00%, 10/15/25 (c)	570	529
8.25%, 03/15/26 (c)	215	191
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	660	592
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (c)	265	275
Southwest Airlines Co.
4.75%, 05/04/23	825	848
Staples, Inc.
7.50%, 04/15/26 (c)	365	287
10.75%, 04/15/27 (c)	150	91
	Shares/Par[1]	Value ($)
Stars Group Holdings B.V.
7.00%, 07/15/26 (c)	675	712
Tempur Sealy International, Inc.
5.50%, 06/15/26	970	990
The Brink's Company
5.50%, 07/15/25 (c)	55	56
The Home Depot, Inc.
3.90%, 06/15/47	2,125	2,589
The ServiceMaster Company, LLC
5.13%, 11/15/24 (c)	620	628
The William Carter Company
5.63%, 03/15/27 (c)	490	505
TRI Pointe Homes, Inc.
5.70%, 06/15/28	435	445
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (c)	835	793
Viking Cruises Limited
13.00%, 05/15/25 (c)	135	142
5.88%, 09/15/27 (c)	1,025	611
Wolverine Escrow LLC
9.00%, 11/15/26 (c)	325	238
Yum! Brands, Inc.
7.75%, 04/01/25 (c)	190	205
4.75%, 01/15/30 (c)	370	378
		52,995
Consumer Staples 1.4%
Altria Group, Inc.
4.80%, 02/14/29	3,990	4,651
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	2,141
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,751
B&G Foods, Inc.
5.25%, 04/01/25 - 09/15/27	545	547
BAT Capital Corp.
3.46%, 09/06/29	7,555	8,016
Campbell Soup Company
2.38%, 04/24/30	1,295	1,340
CK Hutchison International (17) (II) Limited
2.75%, 03/29/23 (c)	1,500	1,551
Constellation Brands, Inc.
3.15%, 08/01/29	1,115	1,203
2.88%, 05/01/30	260	276
Costco Wholesale Corporation
1.75%, 04/20/32	825	835
Embotelladora Andina S.A
5.00%, 10/01/23 (a) (d)	500	544
Energizer Holdings, Inc.
7.75%, 01/15/27 (c)	390	417
JBS USA Food Company
5.88%, 07/15/24 (c)	125	127
5.75%, 06/15/25 (c)	85	86
6.50%, 04/15/29 (c)	345	366
5.50%, 01/15/30 (c)	85	87
Keurig Dr Pepper Inc.
3.80%, 05/01/50	615	699
Kraft Heinz Foods Company
3.95%, 07/15/25	370	394
5.00%, 07/15/35	440	484
5.20%, 07/15/45	1,210	1,297
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (c)	505	482
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (c)	450	422
Mondelez International, Inc.
2.13%, 04/13/23	630	652
1.50%, 05/04/25	1,470	1,498
Performance Food Group Company
5.50%, 10/15/27 (c)	530	512
Pilgrim's Pride Corporation
5.88%, 09/30/27 (c)	465	465
Post Holdings, Inc.
5.50%, 12/15/29 (c)	130	135
4.63%, 04/15/30 (c)	540	530

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

91

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Safeway Inc.
4.63%, 01/15/27 (c)	395	395
Smithfield Foods, Inc.
4.25%, 02/01/27 (c)	4,930	5,012
Spectrum Brands, Inc.
5.00%, 10/01/29 (c)	360	356
Sysco Corporation
3.30%, 02/15/50	2,785	2,596
Target Corporation
3.38%, 04/15/29	4,600	5,317
The Kroger Co.
3.40%, 04/15/22	1,000	1,042
2.80%, 08/01/22	3,832	3,999
U.S. Foods Inc.
6.25%, 04/15/25 (c)	40	41
Verscend Holding Corp.
9.75%, 08/15/26 (c)	739	796
		52,062
Real Estate 1.2%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24	3,345	3,698
American Tower Corporation
3.38%, 10/15/26	5,000	5,543
3.60%, 01/15/28	4,495	4,995
Boston Properties Limited Partnership
3.40%, 06/21/29	4,440	4,898
Crown Castle International Corp.
3.65%, 09/01/27	9,040	10,050
Equinix, Inc.
1.80%, 07/15/27	825	824
ESH Hospitality, Inc.
5.25%, 05/01/25 (c)	670	648
Essex Portfolio, L.P.
3.00%, 01/15/30	1,082	1,178
Iron Mountain Incorporated
4.88%, 09/15/29 (c)	455	442
iStar Inc.
4.75%, 10/01/24	300	281
Mattamy Homes Limited
4.63%, 03/01/30 (c)	400	386
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	540	560
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,375	1,413
National Retail Properties, Inc.
2.50%, 04/15/30	1,145	1,092
Public Storage
3.39%, 05/01/29	3,450	3,986
Realogy Group LLC
7.63%, 06/15/25 (c)	205	205
Simon Property Group, L.P.
2.45%, 09/13/29	1,100	1,091
VICI Properties Inc.
3.75%, 02/15/27 (c)	70	66
4.13%, 08/15/30 (c)	350	334
Welltower Inc.
3.95%, 09/01/23	4,425	4,766
WeWork Companies Inc.
7.88%, 05/01/25 (c)	210	102
		46,558
Information Technology 1.1%
Apple Inc.
4.65%, 02/23/46	3,660	5,014
Arrow Electronics, Inc.
3.88%, 01/12/28	2,420	2,537
Ascend Learning, LLC
6.88%, 08/01/25 (c)	965	972
ASGN Incorporated
4.63%, 05/15/28 (c)	290	283
Banff Merger Sub Inc.
9.75%, 09/01/26 (c)	165	166
Boxer Parent Company Inc.
7.13%, 10/02/25 (c)	35	37
	Shares/Par[1]	Value ($)
Broadcom Inc.
3.15%, 11/15/25 (c)	1,575	1,674
Castle United States Holding Corporation
9.50%, 02/15/28 (c)	175	162
CDK Global, Inc.
5.88%, 06/15/26	260	270
Corning Incorporated
4.38%, 11/15/57	2,325	2,682
DXC Technology Company
4.00%, 04/15/23	765	797
4.13%, 04/15/25	1,670	1,777
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (c)	557	563
GTT Communications Inc.
7.88%, 12/31/24 (c)	340	179
Lam Research Corporation
2.88%, 06/15/50	2,100	2,159
Marvell Technology Group Ltd
4.20%, 06/22/23	4,360	4,668
Micron Technology, Inc.
2.50%, 04/24/23	2,130	2,213
NetApp, Inc.
1.88%, 06/22/25	1,300	1,317
NXP B.V.
3.88%, 06/18/26 (c)	2,185	2,439
Oracle Corporation
3.85%, 04/01/60	3,030	3,534
Radiate HoldCo, LLC
6.88%, 02/15/23 (c)	75	76
6.63%, 02/15/25 (c)	625	625
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (c)	480	509
8.25%, 11/15/26 (c)	495	536
Riverbed Technology, Inc.
8.88%, 03/01/23 (c)	320	194
Sabre GLBL Inc.
9.25%, 04/15/25 (c)	135	142
Science Applications International Corporation
4.88%, 04/01/28 (c)	180	179
Texas Instruments Incorporated
1.75%, 05/04/30	1,185	1,204
ViaSat, Inc.
6.50%, 07/15/28 (a) (c)	385	385
Xilinx, Inc.
2.38%, 06/01/30	2,460	2,544
		39,837
Energy 0.0%
Bharat Petroleum Corporation Limited
4.00%, 05/08/25 (d)	600	612
Total Corporate Bonds And Notes (cost $966,868)		982,550
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 21.0%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 0.29%, (1M USD LIBOR + 0.11%), 01/25/37 (b)	3,732	2,486
Series 2007-A1A-WMC1, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 06/25/37 (b) (l)	3,461	2,697
Accredited Mortgage Loan Trust
Series 2004-A2-1, 0.78%, (1M USD LIBOR + 0.60%), 04/25/34 (b)	389	351
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 0.78%, (1M USD LIBOR + 0.60%), 02/25/36 (b)	9,915	9,315
Aimco CDO
Series 2019-D-10A, 4.65%, (3M USD LIBOR + 3.55%), 07/22/32 (b)	2,000	1,867
Aimco CLO
Series 2018-D-AA, 3.68%, (3M USD LIBOR + 2.55%), 04/17/31 (b)	1,000	883
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 1.18%, (1M USD LIBOR + 1.00%), 08/25/35 (b)	6,429	3,436
Series 2005-1A2-27, REMIC, 2.90%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (b)	347	315

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

92

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2005-1A1-59, REMIC, 0.52%, (1M USD LIBOR + 0.33%), 11/20/35 (b)	5,380	4,897
Series 2005-2A1-J12, REMIC, 0.72%, (1M USD LIBOR + 0.54%), 11/25/35 (b)	2,947	1,972
Series 2006-A1B-OA12, REMIC, 0.38%, (1M USD LIBOR + 0.19%), 09/20/46 (b)	2,429	2,154
Series 2006-1A1A-OA17, REMIC, 0.38%, (1M USD LIBOR + 0.20%), 12/20/46 (b)	5,464	3,979
Series 2006-2A3-OC3, REMIC, 0.76%, (1M USD LIBOR + 0.29%), 03/25/36 (b) (l)	9,235	8,654
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 2.51%, (6M USD LIBOR + 2.00%), 02/25/45 (b)	45	44
Anchorage Capital CLO 1 Ltd.
Series 2018-C-1RA, 3.11%, (3M USD LIBOR + 1.80%), 04/14/31 (b)	1,300	1,235
Anchorage Capital CLO 13 Ltd
Series 2019-B-13A, 3.22%, (3M USD LIBOR + 2.00%), 04/15/32 (b)	2,000	1,963
Anchorage Credit Funding Ltd
Series 2020-B1-15A, 0.00%, (3M USD LIBOR + 2.45%), 07/21/31 (b)	2,500	2,500
Apidos CLO XII
Series 2013-DR-12A, 3.82%, (3M USD LIBOR + 2.60%), 04/15/31 (b)	1,000	885
Apidos CLO XXI
Series 2015-CR-21A, 3.59%, (3M USD LIBOR + 2.45%), 07/19/27 (b) (c)	500	463
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (c)	1,541	1,375
Argent Securities Inc.
Series 2005-A2C-W2, REMIC, 0.90%, (1M USD LIBOR + 0.72%), 10/25/35 (b)	655	631
Atrium XIII LLC
Series D-13A, 3.74%, (3M USD LIBOR + 2.70%), 11/21/30 (b)	1,000	889
Atrium XIV LLC
Series D-14A, 4.13%, (3M USD LIBOR + 2.95%), 08/23/30 (b)	1,000	913
Atrium XV LLC
Series D-15A, REMIC, 4.04%, (3M USD LIBOR + 3.00%), 01/23/31 (b)	2,500	2,282
Babson CLO Ltd/Cayman Islands
Series 2018-D-3A, 4.04%, (3M USD LIBOR + 2.90%), 07/20/29 (b)	500	454
Series 2016-DR-1A, 4.09%, (3M USD LIBOR + 3.05%), 07/23/30 (b)	1,000	904
Series 2019-C-2A, 5.07%, (3M USD LIBOR + 3.85%), 04/15/31 (b)	500	474
Bain Capital Credit Clo Ltd
Series 2016-DR-2A, 5.32%, (3M USD LIBOR + 4.10%), 01/16/29 (b)	1,650	1,524
BAMLL Commercial Mortgage Securities Trust
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (b)	3,125	3,042
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.01%, 02/20/35 (b)	415	428
Banc of America Mortgage Securities, Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	7	8
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE6, REMIC, 2.48%, 08/15/22	6,727	6,072
BANK 2018-BNK10
Series 2018-C-BN10, REMIC, 4.16%, 02/17/28	3,376	3,279
Bank of America Corporation
Series 2005-A1-D, REMIC, 4.01%, 05/25/35 (b)	4,717	4,749
Barings CLO Ltd
Series 2018-C-1A, 3.82%, (3M USD LIBOR + 2.60%), 04/15/31 (b)	1,000	882
Series 2019-D-1A, 5.07%, (3M USD LIBOR + 3.85%), 04/15/31 (b)	1,000	955
BBCMS Mortgage Trust
Series 2019-B-C3, REMIC, 4.10%, 05/17/29	3,554	3,699
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	3,764
Series 2018-F-TALL, REMIC, 3.42%, (1M USD LIBOR + 3.24%), 03/16/37 (b) (l)	4,330	3,421
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/07/36 (b)	6,436	48
	Shares/Par[1]	Value ($)
Interest Only, Series 2012-XA-SHOW, REMIC, 0.73%, 11/07/36 (b)	11,689	282
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 3.87%, 01/12/22 (b)	7,037	5,814
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	700	497
Series 2011-12A1-RR5, REMIC, 4.87%, 03/26/37 (b)	166	168
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	4,027	2,928
Series 2012-6A6-RR1, REMIC, 0.36%, 12/27/46 (b)	8,038	7,349
Series 2007-11A-AA2, REMIC, 0.37%, (1M USD LIBOR + 0.19%), 05/25/47 (b) (l)	3,314	3,263
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 3.77%, 05/25/35 (b)	154	153
Series 2005-22A1-7, REMIC, 3.74%, 09/25/35 (b)	106	76
Series 2005-26A1-7, REMIC, 3.74%, 09/25/35 (b)	7,816	4,551
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (b)	1	1
Series 2002-1A2-11, REMIC, 3.75%, 02/25/33 (b)	2	2
Series 2002-1A1-11, REMIC, 3.97%, 02/25/33 (b)	1	1
Series 2003-6A1-1, REMIC, 4.02%, 04/25/33 (b)	7	7
Series 2003-4A1-8, REMIC, 4.18%, 01/25/34 (b)	69	67
Series 2004-12A5-1, REMIC, 3.84%, 04/25/34 (b)	165	164
Series 2004-2A1-8, REMIC, 3.94%, 11/25/34 (b)	232	213
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A2-HE3, REMIC, 0.37%, (1M USD LIBOR + 0.20%), 04/25/34 (b)	59	321
Series 2005-M2-AQ1, REMIC, 1.16%, (1M USD LIBOR + 0.98%), 03/25/35 (b)	4,973	4,854
Series 2007-1A3-HE3, REMIC, 0.42%, (1M USD LIBOR + 0.25%), 01/25/37 (b)	4,485	4,608
Bear Stearns Asset Backed Securities Trust
Series 2006-A2-4, REMIC, 0.44%, (1M USD LIBOR + 0.26%), 10/25/36 (b)	1,003	952
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.63%, 01/26/36 (b)	325	265
Series 2007-2A1-R6, REMIC, 4.25%, 12/26/46 (b)	226	197
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 1.48%, (1M USD LIBOR + 1.30%), 03/25/37 (b)	1,916	1,815
BX Trust
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29	520	481
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29	3,595	3,191
BXMT, Ltd.
Series 2020-A-FL2, 1.09%, (1M USD LIBOR + 0.90%), 02/18/38 (b)	1,064	1,036
CAL Funding III Limited
Series 2018-A-1A, REMIC, 3.96%, 02/25/28	3,833	3,809
Canyon Capital CLO Ltd
Series 2014-DR-2A, 4.87%, (3M USD LIBOR + 3.65%), 04/15/29 (b)	1,000	937
Series 2012-D-1RA, 4.22%, (3M USD LIBOR + 3.00%), 07/15/30 (b)	1,500	1,389
Series 2014-CR-1A, 3.51%, (3M USD LIBOR + 2.75%), 01/30/31 (b) (c)	1,134	985
Series 2016-DR-1A, 4.02%, (3M USD LIBOR + 2.80%), 07/15/31 (b)	1,000	897
Series 2019-D-2A, 5.17%, (3M USD LIBOR + 3.95%), 10/15/32 (b)	1,000	964
Canyon CLO Ltd
Series 2018-D-1A, 4.12%, (3M USD LIBOR + 2.90%), 07/15/31 (b)	1,000	900
CF Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,333
CF Trust
Series 2019-E-MF1, 2.37%, 08/16/21	4,037	3,684
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.68%, 12/25/35 (b)	462	423

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

93

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
ChaseFlex Trust Series
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	473	355
CHT Mortgage Trust
Series 2017-B-CSMO, REMIC, 1.59%, (1M USD LIBOR + 1.40%), 11/15/36 (b) (l)	3,379	3,160
CIFC Funding I, Ltd
Series 2020-B-1A, 0.00%, (3M USD LIBOR + 2.30%), 07/15/32 (b)	2,000	2,000
CIM Trust
Series 2017-A1-6, 3.02%, 06/25/57 (b)	7,355	7,307
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	974	912
Citigroup Commercial Mortgage Trust
Series 2020-F-555, 3.62%, 12/12/29	2,584	2,206
Series 2020-G-555, 3.62%, 12/12/29	2,584	2,061
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (b)	1,696	1,048
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	1,233
Series 2016-B-GC36, REMIC, 4.91%, 01/12/26	2,892	3,006
Series 2017-D-P7, REMIC, 3.25%, 04/14/27	2,919	1,768
Citigtoup Mortgage Loan Trust
Series 2018-A1-C, 4.13%, 03/25/59	924	907
Series 2005-A2A-11, REMIC, 4.38%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.40%), 10/25/35 (b)	16	16
Series 2005-1A3A-8, REMIC, 3.90%, 11/25/35 (b)	2,601	2,679
Series 2007-1A1-FS1, REMIC, 4.44%, 10/25/37 (l)	3,011	2,844
Series 2007-A3A-AHL3, REMIC, 0.24%, (1M USD LIBOR + 0.06%), 08/25/45 (b)	329	252
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (l)	917	918
CLI Funding LLC
Series 2018-A-1A, 4.03%, 04/18/28	3,083	3,091
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	2,679	2,636
COMM Mortgage Trust
Series 2017-E-PANW, 4.13%, 10/11/24 (b)	5,717	5,590
Series 2017-D-PANW, 4.34%, 10/11/24 (b)	3,425	3,504
Series 2015-C-DC1, REMIC, 4.45%, 01/10/25 (b)	200	172
Interest Only, Series 2015-XA-CR22, REMIC, 1.03%, 03/12/48 (b)	115,395	3,645
Cook Park CLO, Ltd.
Series 2018-D-1A, 3.73%, (3M USD LIBOR + 2.60%), 04/17/30 (b)	2,000	1,788
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 0.38%, (1M USD LIBOR + 0.19%), 03/20/47 (b)	3,904	3,276
Series 2007-A1A-OA7, REMIC, 0.35%, (1M USD LIBOR + 0.18%), 05/25/47 (b)	262	233
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 0.33%, (1M USD LIBOR + 0.15%), 04/25/34 (b)	1,051	966
Credit Acceptance Auto Loan Trust
Series 2017-A-3A, 2.65%, 01/15/21	2,603	2,606
Credit Suisse Commerical Mortgage Trust
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (b)	1,051	999
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 1.63%, 03/25/32 (b)	24	22
Crown Point CLO Ltd
Series 2020-C-9A, 0.00%, (3M USD LIBOR + 3.60%), 07/14/32 (b)	1,000	992
CSAIL Commercial Mortgage Trust
Series 2017-C-CX10, 4.25%, 11/17/27 (b)	3,875	3,745
Series 2016-B-C6, REMIC, 3.92%, 04/17/26	1,097	1,128
Series 2016-D-C6, REMIC, 5.09%, 05/15/26 (b)	4,254	3,207
Series 2019-AS-C16, REMIC, 3.61%, 06/15/29	2,673	2,936
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,708
Interest Only, Series 2020-XA-C19, REMIC, 1.24%, 03/17/53 (b)	41,255	3,485
CSMC
Series 2017-E-CALI, REMIC, 3.90%, 11/12/24 (b)	5,200	4,901
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (b)	5,200	4,803
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,644	1,348
	Shares/Par[1]	Value ($)
CWABS, Inc.
Series 2004-M1-3, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 06/25/34 (b)	24	22
Series 2005-M3-BC5, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 12/25/35 (b)	4,155	4,088
Series 2005-3A2A-HYB9, REMIC, 3.71%, (1Y USD LIBOR + 1.75%), 02/20/36 (b)	33	29
Series 2005-MV1-17, REMIC, 0.64%, (1M USD LIBOR + 0.46%), 04/25/36 (b)	5,400	5,186
Series 2005-2AV-17, REMIC, 0.42%, (1M USD LIBOR + 0.24%), 05/25/36 (b)	2,885	2,743
Series 2007-1A-13, REMIC, 1.02%, (1M USD LIBOR + 0.84%), 06/25/36 (b)	1,770	1,565
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	2,010	2,051
Series 2004-A2-HYB6, REMIC, 3.89%, 11/21/34 (b)	419	402
Series 2004-A3-22, REMIC, 3.82%, 11/25/34 (b)	184	181
Series 2004-1A1-HYB9, REMIC, 3.63%, 02/20/35 (b)	121	121
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,449	1,158
Dryden 36 Senior Loan Fund
Series 2014-DR2-36A, 4.92%, (3M USD LIBOR + 3.70%), 04/16/29 (b)	2,500	2,294
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 3.49%, (3M USD LIBOR + 3.10%), 08/15/31 (b) (c)	1,000	911
Dryden 43 Senior Loan Fund LLC
Series 2016-DRR-43A, 4.69%, (3M USD LIBOR + 3.55%), 07/20/29 (b)	1,000	951
Dryden 57 CLO Ltd
Series 2018-D-57A, 2.94%, (3M USD LIBOR + 2.55%), 05/15/31 (b)	1,000	873
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 4.22%, (3M USD LIBOR + 3.00%), 07/15/31 (b)	2,000	1,807
Fillmore Park CLO Ltd
Series 2018-D-1A, 4.12%, (3M USD LIBOR + 2.90%), 07/15/30 (b)	1,500	1,380
First Franklin Mortgage Loan Trust
Series 2005-A4-FF9, REMIC, 0.90%, (1M USD LIBOR + 0.72%), 10/25/35 (b)	1,887	1,779
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2005-M2-FFH2, REMIC, 0.99%, (1M USD LIBOR + 0.81%), 04/25/35 (b)	246	244
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 4.00%, 10/25/35 (b)	618	568
Series 2005-4A1-AR6, REMIC, 3.81%, 02/25/36 (b)	307	285
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	4,000	3,789
Fountainbleu Miami Beach Trust
Series 2019-F-FBLU, 4.09%, 12/12/24	2,407	1,975
Series 2019-G-FBLU, 4.09%, 12/12/24	2,407	1,737
Series 2019-E-FBLU, 4.10%, 12/12/24	2,407	2,094
GCAT LLC
Series 2020-A1-2, 3.72%, 06/25/25 (l)	3,000	2,996
GE-WMC Mortgage Securities, L.L.C.
Series 2005-A2C-2, REMIC, 0.68%, (1M USD LIBOR + 0.50%), 12/26/35 (b)	1,779	1,737
Gilbert Park CLO Ltd
Series 2017-1A-E, 4.17%, (3M USD LIBOR + 2.95%), 10/15/30 (b)	1,000	931
Series 2017-1A-E, 7.62%, (3M USD LIBOR + 6.40%), 10/15/30 (b)	2,000	1,805
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/38	3,136	3,032
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 3.99%, (3M USD LIBOR + 2.85%), 04/22/30 (b) (c)	1,000	919
Goldentree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 3.54%, (3M USD LIBOR + 2.40%), 01/21/31 (b) (c)	1,000	904
Great Wolf Trust
Series 2019-F-WOLF, REMIC, 3.31%, (1M USD LIBOR + 3.13%), 12/15/21 (b)	3,659	3,082

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

94

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Greenwood Park CLO Ltd
Series 2018-D-1A, 3.72%, (3M USD LIBOR + 2.50%), 04/15/31 (b)	1,000	891
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 4.44%, (3M USD LIBOR + 3.30%), 01/20/30 (b)	500	466
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 2.06%, (1M USD LIBOR + 1.87%), 06/15/21 (b)	3,446	3,218
Series 2018-C-RIVR, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 07/15/20 (b) (l)	3,736	3,377
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.07%, 09/25/35 (b)	200	200
Series 2005-6A1-AR7, REMIC, 4.10%, 11/25/35 (b)	69	65
GS Mortgage Securities Trust
Series 2019-E-SMP, 3.41%, (1M USD LIBOR + 2.60%), 08/21/21 (b)	4,330	3,346
Series 2019-F-SMP, 3.91%, (1M USD LIBOR + 3.10%), 08/21/21 (b)	4,330	2,620
Series 2016-WMB-GS3, 3.72%, 09/14/26	9,000	7,763
Series 2017-C-GS8, 4.48%, 11/12/27	6,463	6,260
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,126
Series 2020-B-GC45, REMIC, 3.41%, 12/14/29	3,194	3,150
GSAMP Trust
Series 2006-A1-HE4, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 06/25/36 (b)	1,049	970
GSR Mortgage Loan Trust
Series 2006-1A1-OA1, REMIC, 0.40%, (1M USD LIBOR + 0.22%), 08/25/46 (b) (l)	17,854	6,056
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 0.63%, (1M USD LIBOR + 0.44%), 05/19/35 (b)	54	49
Series 2005-3A1-4, REMIC, 3.65%, 07/19/35 (b)	206	176
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/24	7,695	6,680
Helios Issuer LLC Series
Series 2017-A-1A, 4.94%, 09/20/23	2,581	2,528
Highbridge Loan Management Ltd
Series 8A-DR-2016, 4.04%, (3M USD LIBOR + 2.90%), 07/22/30 (b)	2,500	2,224
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (c)	6,792	5,872
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, 3.33%, (1M USD LIBOR + 3.15%), 11/15/21 (b)	3,271	2,690
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.54%, (1M USD LIBOR + 0.36%), 12/25/35 (b)	3,000	2,800
Series 2006-1A1-HE1, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 10/25/36 (b) (l)	6,458	2,662
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 3.53%, 01/25/32 (b)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.51%, 08/25/35 (b)	1,292	1,120
Series 2005-1A1-AR31, REMIC, 3.53%, 01/25/36 (b)	245	228
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 3.18%, (1M USD LIBOR + 3.00%), 07/15/21 (b)	6,698	5,994
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2020-E-LOOP, 3.86%, 12/07/26	2,547	2,245
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23	3,152	2,849
J.P. Morgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 0.66%, (1M USD LIBOR + 0.24%), 05/25/36 (b)	2,687	2,601
Series 2007-MV6-CH1, REMIC, 0.73%, (1M USD LIBOR + 0.55%), 11/25/36 (b)	2,414	2,178
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	70	50
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	414	427
JOL Air Ltd
Series 2019-A-1, 3.97%, 04/15/26	2,707	2,340
	Shares/Par[1]	Value ($)
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 4.12%, 09/17/24 (b)	3,663	2,774
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, 1.04%, 10/17/50 (b)	95,765	4,479
Series 2020-C-COR7, REMIC, 3.73%, 03/15/30 (b)	3,525	3,501
JPMorgan Chase Bank, N.A.
Series 2007-MV1-CH2, REMIC, 0.46%, (1M USD LIBOR + 0.28%), 01/25/37 (b)	4,800	4,450
LCM 28 Limited Partnership
Series D-28A, 4.09%, (3M USD LIBOR + 2.95%), 10/21/30 (b)	1,000	877
LCM XIV Limited Partnership
Series DR-14A, 3.89%, (3M USD LIBOR + 2.75%), 07/21/31 (b) (c)	2,000	1,717
LCM XV Limited Partnership
Series DR-15A, 4.84%, (3M USD LIBOR + 3.70%), 07/22/30 (b)	2,750	2,484
LCM XX Limited Partnership
Series DR-20A, 3.94%, (3M USD LIBOR + 2.80%), 10/20/27 (b)	1,000	901
LCM XXI LP
Series DR-21A, 3.94%, (3M USD LIBOR + 2.80%), 04/20/28 (b)	1,000	931
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 03/25/58 (l)	42,600	43,034
Lehman XS Trust
Series 2005-1A3-4, REMIC, 0.98%, (1M USD LIBOR + 0.80%), 10/25/35 (b)	743	730
Series 2007-3A3-2N, REMIC, 0.35%, (1M USD LIBOR + 0.17%), 02/25/37 (b)	6,070	4,972
Long Point Park CLO Ltd
Series 2017-C-1A, 3.53%, (3M USD LIBOR + 2.40%), 01/17/30 (b)	1,000	881
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (c)	7,583	6,263
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 4.05%, (3M USD LIBOR + 2.95%), 10/22/30 (b)	2,000	1,820
Magnetite XIV, Limited
Series 2015-D-14RA, 3.99%, (3M USD LIBOR + 2.85%), 10/20/31 (b)	1,500	1,377
Magnetite XVIII, Limited
Series 2016-DR-18A, 3.09%, (3M USD LIBOR + 2.70%), 11/15/28 (b)	1,000	929
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 4.31%, (1M USD LIBOR + 4.13%), 12/25/32 (b)	1,129	1,151
Series 2005-M5-WMC1, REMIC, 1.19%, (1M USD LIBOR + 1.01%), 03/25/35 (b)	5,005	4,638
Series 2006-A3-AM3, REMIC, 0.35%, (1M USD LIBOR + 0.17%), 10/25/36 (b)	2,200	2,023
Series 2007-A2-WMC1, REMIC, 0.23%, (1M USD LIBOR + 0.05%), 01/25/37 (b)	311	105
Series 2007-A1-HE2, REMIC, 1.33%, (1M USD LIBOR + 1.15%), 08/25/37 (b)	5,839	5,180
MBRT
Series 2019-F-MBR, 3.36%, 11/17/36	3,595	3,124
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 2.61%, (1M USD LIBOR + 0.49%), 10/20/29 (b)	27	27
Merrill Lynch Mortgage Capital Inc.
Series 2005-2A3-A6, REMIC, 0.94%, (1M USD LIBOR + 0.38%), 08/25/35 (b)	793	780
Series 2005-5A-3, REMIC, 0.68%, (1M USD LIBOR + 0.25%), 11/25/35 (b)	47	44
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 3.60%, 05/25/33 (b)	167	160
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-AS-FL3, 0.00%, (1M USD LIBOR + 2.85%), 07/16/35 (b)	3,446	3,462
Mill City Mortgage Loan Trust
Series 2017-B2-1, REMIC, 3.80%, 09/25/30 (b)	8,210	7,773
MKT Mortgage Trust
Series 2020-E-525M, 2.94%, 02/12/40	2,000	1,811
Series 2020-F-525M, 2.94%, 02/12/40	2,000	1,739

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

95

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Morgan Stanley Capital I Inc
Series 2019-F-NUGS, REMIC, 4.34%, (1M USD LIBOR + 2.84%), 12/15/36 (b)	3,663	2,949
Morgan Stanley Dean Witter Capital I Inc.
Series 2002-M1-HE1, REMIC, 1.08%, (1M USD LIBOR + 0.90%), 07/25/32 (b)	104	104
MortgageIT Trust
Series 2005-A1-5, REMIC, 0.70%, (1M USD LIBOR + 0.52%), 12/25/35 (b)	2,091	1,946
Mosaic Solar Loan Trust
Series 2020-A-1A, 2.10%, 04/20/26	2,000	2,012
Series 2020-B-1A, 3.10%, 04/20/26	2,500	2,522
Series 2017-A-2A, 3.82%, 01/22/30	6,584	6,730
Series 2019-B-2A, 3.28%, 09/20/40	1,500	1,339
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	1,580	1,597
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36	3,941	3,279
Myers Park CLO, Ltd.
Series 2018-D-1A, 4.19%, (3M USD LIBOR + 3.05%), 10/21/30 (b)	1,000	925
Navient Private Education Refi Loan Trust
Series 2017-B-A, 3.91%, 09/15/25	8,000	7,746
Neuberger Berman CLO XVI-S Ltd
Series 2017-D-16SA, 3.72%, (3M USD LIBOR + 2.50%), 01/18/28 (b) (c)	2,000	1,867
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 3.82%, (3M USD LIBOR + 2.60%), 01/15/30 (b) (c)	1,000	907
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 0.95%, (1M USD LIBOR + 0.77%), 09/25/35 (b)	460	457
New Residential Mortgage Loan Trust
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60	3,600	3,208
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 3.93%, 08/25/35 (b)	354	351
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	3,672	3,744
NRPL Trust
Series 2019-A1-3A, REMIC, 3.00%, 09/25/22 (l)	6,758	6,657
Oak Hill Credit Partners
Series 2014-D-10RA, 4.29%, (3M USD LIBOR + 3.15%), 12/12/30 (b)	2,000	1,846
Ocean Trails CLO
Series 2020-B-8A, 0.00%, (3M USD LIBOR + 2.50%), 07/16/29 (b)	2,000	2,000
Octagon Investment Partners 30, Ltd.
Series 2017-C-1A, 4.64%, (3M USD LIBOR + 3.50%), 03/17/30 (b)	2,500	2,383
Octagon Investment Partners 31, Ltd.
Series 2017-D-1A, 4.84%, (3M USD LIBOR + 3.70%), 07/22/30 (b)	1,282	1,235
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 3.89%, (3M USD LIBOR + 2.75%), 01/21/31 (b) (c)	1,000	904
Series 2017-D-1A, 7.44%, (3M USD LIBOR + 6.30%), 01/21/31 (b) (c)	1,000	864
Octagon Investment Partners 34, Ltd.
Series 2017-DD-1A, 3.64%, (3M USD LIBOR + 2.50%), 01/22/30 (b)	1,000	887
Octagon Investment Partners 37, Ltd.
Series 2018-C-2A, 3.84%, (3M USD LIBOR + 2.85%), 07/25/30 (b)	1,000	894
Octagon Investment Partners XV, Ltd.
Series 2013-DR-1A, 4.84%, (3M USD LIBOR + 3.70%), 07/19/30 (b)	2,500	2,368
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 4.13%, (3M USD LIBOR + 3.00%), 07/17/30 (b)	500	452
Octagon Investment Partners XXI, Ltd.
Series 2014-CRR-1A, 4.37%, (3M USD LIBOR + 3.95%), 02/17/32 (b)	500	484
OHA Credit Funding 1 LTD
Series 2018-D-1A, 4.19%, (3M USD LIBOR + 3.05%), 10/21/30 (b)	1,000	922
	Shares/Par[1]	Value ($)
OHA Loan Funding Ltd
Series 2015-CR2-1A, 3.04%, (3M USD LIBOR + 2.65%), 11/15/32 (b)	1,500	1,471
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21	2,305	2,313
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 0.95%, (1M USD LIBOR + 0.77%), 08/25/35 (b)	3,700	3,168
Series 2007-2A2-6, REMIC, 0.31%, (1M USD LIBOR + 0.13%), 07/25/37 (b)	859	611
Park Place Securities, Inc.
Series 2005-M2-WCW1, REMIC, 0.89%, (1M USD LIBOR + 0.71%), 05/25/35 (b)	1,184	1,142
Series 2005-M1-WCW3, REMIC, 0.90%, (1M USD LIBOR + 0.72%), 08/25/35 (b)	646	629
Positive Results Property Management LLC
Series 2018-A1-1A, 3.75%, 04/25/23	14,336	14,324
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (l)	3,309	3,277
Series 2020-A1-NPL2, REMIC, 3.72%, 05/25/23 (l)	5,785	5,789
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 0.58%, (1M USD LIBOR + 0.40%), 02/25/34 (b)	8	7
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,975	5,002
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	6,900
Race Point VI CLO, Ltd
Series 2015-DR-7A, 4.82%, (3M USD LIBOR + 3.60%), 01/18/28 (b)	1,000	929
RALI Series Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	4,475	4,103
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 0.74%, (1M USD LIBOR + 0.25%), 02/26/37 (b)	608	593
Renew Financial Group LLC
Series 2017-A-2A, 3.22%, 09/22/53	6,103	6,010
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.62%, 01/25/36 (b)	5,581	4,655
Residential Asset Mortgage Products, Inc.
Series 2005-M5-EFC1, REMIC, 1.16%, (1M USD LIBOR + 0.98%), 05/25/35 (b)	12,706	11,719
Residential Asset Securities Corporation
Series 2005-M1-KS1, REMIC, 0.86%, (1M USD LIBOR + 0.68%), 02/25/35 (b)	1,330	1,297
Series 2006-AI3-KS9, REMIC, 0.34%, (1M USD LIBOR + 0.16%), 09/25/36 (b)	1,844	1,889
Series 2006-1A3-EMX9, REMIC, 0.35%, (1M USD LIBOR + 0.17%), 09/25/36 (b)	1,904	1,664
Series 2006-A4-KS7, REMIC, 0.42%, (1M USD LIBOR + 0.24%), 09/25/36 (b)	1,261	1,224
Series 2007-A3-KS1, REMIC, 0.33%, (1M USD LIBOR + 0.15%), 11/25/36 (b)	4,367	4,060
RR 4 Ltd
Series 2018-C-4A, 4.17%, (3M USD LIBOR + 2.95%), 04/15/30 (b) (c)	1,000	901
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,965	2,519
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR2, REMIC, 1.16%, (1M USD LIBOR + 0.98%), 03/25/35 (b)	91	90
Series 2007-A2A-HE1, REMIC, 0.24%, (1M USD LIBOR + 0.06%), 12/25/36 (b)	243	72
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	3,980	3,849
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 2.13%, 10/13/48 (b)	31,874	2,262
Short-Term Investments Trust
Series 2018-F-SELF, 3.23%, (1M USD LIBOR + 3.05%), 10/15/20 (b)	5,349	4,918
SLM Student Loan Trust
Series 2008-A-9, 2.49%, (3M USD LIBOR + 1.50%), 04/25/23 (b)	1,315	1,286

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

96

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
SMB Private Education Loan Trust
Series 2018-A2B-B, 0.90%, (1M USD LIBOR + 0.72%), 03/15/28 (b) (c)	3,183	3,076
Sound Point CLO, Ltd.
Series 2020-C-1A, 0.00%, (3M USD LIBOR + 3.30%), 07/22/30 (b)	1,000	1,000
Series 2020-D-1A, 0.00%, (3M USD LIBOR + 4.70%), 07/22/30 (b)	500	490
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24	2,608	2,147
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	1,453	1,314
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 3.82%, (3M USD LIBOR + 2.60%), 01/15/30 (b)	2,000	1,792
Stichting Babson Euro CLO
Series 2015-DR-IA, 3.74%, (3M USD LIBOR + 2.60%), 01/21/31 (b) (c)	1,280	1,131
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 0.80%, (1M USD LIBOR + 0.62%), 01/25/36 (b)	1,775	1,436
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 0.69%, (1M USD LIBOR + 0.50%), 07/19/35 (b)	160	149
Structured Asset Mortgage Investments II Trust
Series 2007-2A1-AR2, REMIC, 0.44%, (1M USD LIBOR + 0.26%), 03/25/37 (b)	399	195
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 0.85%, (1M USD LIBOR + 0.66%), 09/19/32 (b)	10	9
STWD, Ltd.
Series 2019-D-FL1, 2.54%, (1M USD LIBOR + 2.35%), 02/15/25 (b)	4,007	3,716
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	2,500	2,512
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (c)	2,997	2,912
Sunrun Atlas Issuer LLC
Series 2019-A-2, 3.61%, 11/01/27 (m)	2,966	3,007
Symphony CLO XVI Ltd
Series 2015-DR-16A, 4.27%, (3M USD LIBOR + 3.05%), 10/15/31 (b)	1,000	922
Symphony CLO XVII Ltd
Series 2016-DR-17A, 3.87%, (3M USD LIBOR + 2.65%), 04/17/28 (b)	1,000	950
Taconic Park CLO Ltd
Series 2016-CR-1A, 4.14%, (3M USD LIBOR + 3.00%), 01/20/29 (b)	2,000	1,870
Tailwind Limited
Series 2019-A-1, 3.97%, 12/15/44	4,251	3,621
Tal Advantage V LLC
Series 2013-A-1A, 2.83%, 02/20/23	2,667	2,629
Series 2014-A-1A, 3.51%, 02/20/24	1,907	1,905
Textainer Marine Containers VII Ltd
Series 2019-A-1A, 3.96%, 10/20/26	1,813	1,843
Thayer Park CLO Ltd
Series 2017-C-1A, 4.84%, (3M USD LIBOR + 3.70%), 04/20/29 (b)	1,000	960
THL Credit Wind River CLO Ltd
Series 2015-ER-2A, 6.77%, (3M USD LIBOR + 5.55%), 10/15/27 (b)	2,000	1,541
Series 2016-DR-1A, 4.07%, (3M USD LIBOR + 2.85%), 07/17/28 (b)	1,000	913
Series 2017-C-1A, 3.44%, (3M USD LIBOR + 2.30%), 04/18/29 (b)	1,500	1,431
Series 2018-1, 4.12%, (3M USD LIBOR + 2.90%), 07/15/30 (b)	1,500	1,339
Series 2018-D-2A, 4.22%, (3M USD LIBOR + 3.00%), 07/15/30 (b)	2,000	1,767
Series 2018-1, 6.72%, (3M USD LIBOR + 5.50%), 07/15/30 (b)	500	418
Series 2014-DR-2A, 4.12%, (3M USD LIBOR + 2.90%), 01/15/31 (b)	1,000	876
Series 2014-ER-2A, 6.97%, (3M USD LIBOR + 5.75%), 01/15/31 (b)	1,000	724
Series 2018-D-3A, 4.09%, (3M USD LIBOR + 2.95%), 01/21/31 (b)	1,000	896
	Shares/Par[1]	Value ($)
Series 2014-DRR-1A, 4.14%, (3M USD LIBOR + 3.00%), 07/18/31 (b)	1,000	863
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (c) (l)	3,845	3,360
Toorak Mortgage Corp Ltd
Series 2018-A1-1, REMIC, 4.34%, 04/25/21 (l)	3,250	3,252
Triton Container Finance VI LLC
Series 2018-A-1A, 3.95%, 03/20/43	3,875	3,894
Series 2018-A-2A, 4.19%, 06/20/43	1,600	1,600
U.S. Department of Veterans Affairs
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	77	84
UBS Commercial Mortgage Trust
Series 2017-C-C4, 4.60%, 10/15/27 (b)	3,298	3,095
Series 2018-C-C8, 4.86%, 02/17/28 (b)	3,776	3,464
Series 2017-C-C5, REMIC, 4.46%, 11/17/27 (b)	5,169	4,792
Series 2019-B-C16, REMIC, 4.32%, 03/16/29	7,479	7,773
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,547
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23	6,837	7,026
VB-S1 Issuer, LLC
Series 2018-C-1A, 3.41%, 02/15/23	2,000	2,044
Series 2020-C2-1A, REMIC, 3.03%, 06/15/25	2,000	2,022
Venture 33 CLO Ltd
Series 2018-B-33A, 3.07%, (3M USD LIBOR + 1.85%), 07/15/31 (b)	1,000	943
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.92%, (3M USD LIBOR + 1.55%), 08/28/29 (b)	1,000	936
Venture XVIII CLO Ltd
Series 2014-BR-18A, 2.87%, (3M USD LIBOR + 1.65%), 10/15/29 (b)	1,000	936
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (l)	2,458	2,447
Verus Securitization Trust
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60	1,863	1,875
Voya CLO Ltd
Series 2014-CR2-1A, 3.94%, (3M USD LIBOR + 2.80%), 04/18/31 (b)	1,000	852
Series 2018-D-2A, 3.97%, (3M USD LIBOR + 2.75%), 07/15/31 (b)	1,000	873
WaMu Asset-Backed Certificates
Series 2004-A5-5, REMIC, 1.30%, (1M USD LIBOR + 0.56%), 09/25/34 (b)	198	186
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3A-AR18, REMIC, 3.71%, 01/25/36 (b)	296	292
Series 2006-3A3-AR8, REMIC, 3.85%, 08/25/36 (b)	1,642	1,503
Series 2007-4A1-HY1, REMIC, 3.59%, 02/25/37 (b)	135	124
Series 2007-3A3-HY1, REMIC, 3.65%, 02/25/37 (b)	1,533	1,441
Series 2007-2A3-HY7, REMIC, 3.35%, 07/25/37 (b)	237	228
Series 2002-1A-AR17, REMIC, 2.70%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 11/25/42 (b)	23	22
Series 2005-A1A1-AR13, REMIC, 0.76%, (1M USD LIBOR + 0.58%), 10/25/45 (b)	45	42
Series 2006-1A-AR9, REMIC, 2.52%, (12M US Federal Reserve Cumulative Average CMT + 0.83%), 11/25/46 (b)	1,938	1,559
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 3.27%, 02/25/31 (b)	—	—
Series 2002-1A-AR9, REMIC, 2.90%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/42 (b)	35	34
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	2,867	2,617
Wells Fargo Alternative Loan Trust
Series 2007-A1-PA6, REMIC, 4.39%, 12/25/37 (b)	1,086	1,018
Wells Fargo Commercial Mortgage Trust
Series 2019-B-C51, 3.84%, 06/15/29	670	668
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,550	1,431

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

97

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2019-B-C49, REMIC, 4.55%, 02/16/29	785	792
Series 2019-B-C50, REMIC, 4.19%, 04/17/29	3,188	3,200
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	2,794
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	6,861	6,790
Interest Only, Series 2018-XA-C43, REMIC, 0.85%, 03/17/51 (b)	73,041	3,073
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	1,706	1,772
WFRBS Commercial Mortgage Trust
Series 2014-D-C23, REMIC, 4.14%, 10/17/57	5,789	4,499
Whitehorse VIII, Ltd.
Series 2014-AR-1A, 1.59%, (3M USD LIBOR + 0.90%), 05/01/26 (b)	1,563	1,540
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28	4,944	3,700
Total Non-U.S. Government Agency Asset-Backed Securities (cost $835,985)		799,662
SENIOR FLOATING RATE INSTRUMENTS 3.4%
Information Technology 0.7%
Access CIG, LLC
USD Term Loan B3, 3.92%, (1M LIBOR + 3.75%), 02/14/25 (b)	381	361
Almonde, Inc.
2019 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (b)	98	85
USD 1st Lien Term Loan, 4.50%, (6M LIBOR + 3.50%), 04/26/24 (b)	526	458
USD 1st Lien Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (b)	107	94
USD 2nd Lien Term Loan , 8.25%, (6M LIBOR + 7.25%), 04/27/25 (b)	200	172
Applied Systems, Inc.
Term Loan B3, 0.00%, (3M LIBOR + 3.25%), 09/06/24 (b) (n)	280	272
Term Loan B3, 4.70%, (3M LIBOR + 3.25%), 09/06/24 (b)	550	534
Ascend Learning, LLC
Term Loan B1, 4.00%, (1M LIBOR + 3.00%), 06/29/24 (b)	815	774
Avaya, Inc.
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 12/14/24 (b)	572	527
Banff Merger Sub Inc
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 06/30/25 (b)	567	535
Blackhawk Network Holdings, Inc
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 05/31/25 (b)	527	484
Bright Bidco B.V.
Term Loan B, 4.57%, (6M LIBOR + 3.50%), 06/28/24 (b)	316	136
Castle US Holding Corporation
Term Loan, 4.06%, (3M LIBOR + 3.75%), 02/28/27 (b)	858	781
Colorado Buyer Inc
2020 USD Term Loan, 4.00%, (1M LIBOR + 3.00%), 03/15/24 (b)	375	282
Cornerstone OnDemand, Inc.
2020 Term Loan B, 5.35%, (3M LIBOR + 4.25%), 04/22/27 (b)	540	531
Cvent, Inc.
2020 Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/30/24 (b)	793	678
DCert Buyer, Inc.
2020 Term Loan B, 4.18%, (1M LIBOR + 4.00%), 07/31/26 (b)	405	390
Dell International L.L.C.
2020 Term Loan B, 2.75%, (1M LIBOR + 2.00%), 09/11/25 (b)	859	836
Dynatrace LLC
2020 DIP Term Loan, 2.43%, (1M LIBOR + 2.25%), 08/08/25 (b)	172	167
Emerald TopCo Inc
2019 Term Loan B4, 4.26%, (3M LIBOR + 3.50%), 07/16/26 (b)	402	388
	Shares/Par[1]	Value ($)
Flexential Intermediate Corporation
2019 Term Loan B, 3.81%, (3M LIBOR + 3.50%), 07/24/24 (b)	644	513
Flexera Software LLC
2019 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 01/24/25 (b)	389	378
Go Daddy Operating Company, LLC
2018 USD Term Loan, 0.00%, (1M LIBOR + 1.75%), 02/15/24 (b) (n)	95	91
2017 Repriced Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/15/24 (b)	718	690
Hyland Software, Inc.
2018 Term Loan B, 4.00%, (1M LIBOR + 3.25%), 07/01/24 (b)	693	672
2018 Term Loan B, 7.75%, (1M LIBOR + 7.00%), 05/24/25 (b)	143	141
Informatica LLC
2018 Term Loan B, 3.42%, (1M LIBOR + 3.25%), 02/19/27 (b)	549	524
IRI Holdings, Inc.
2018 Term Loan B, 4.61%, (3M LIBOR + 4.25%), 11/06/25 (b)	558	529
KBR, Inc.
2018 Term Loan B, 2.92%, (1M LIBOR + 2.75%), 02/03/27 (b)	274	267
Kronos Incorporated
2018 Term Loan, 3.18%, (1M LIBOR + 3.00%), 11/01/23 (b)	790	788
Mitchell International, Inc.
2018 1st Lien Term Loan, 3.42%, (1M LIBOR + 3.25%), 11/21/24 (b)	433	403
2018 1st Lien Term Loan, 7.43%, (1M LIBOR + 7.25%), 12/01/25 (b)	100	88
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.68%, (1M LIBOR + 4.50%), 07/13/25 (b)	228	185
NCR Corporation
2017 USD Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/12/25 (b)	149	143
ON Semiconductor Corporation
2017 Term Loan B, 2.18%, (1M LIBOR + 2.00%), 09/13/26 (b)	154	147
Presidio, Inc.
2017 Term Loan, 4.27%, (3M LIBOR + 3.50%), 12/19/26 (b)	85	81
Project Alpha Intermediate Holding, Inc.
2017 Repriced Term Loan, 5.38%, (3M LIBOR + 3.50%), 04/26/24 (b)	808	774
Radiate Holdco, LLC
2017 Incremental Term Loan B, 3.75%, (1M LIBOR + 3.00%), 12/09/23 (b)	691	658
Refinitiv US Holdings Inc.
2017 2nd Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 09/12/25 (b)	1,389	1,355
Renaissance Holding Corp.
2018 1st Lien Term Loan, 4.01%, (3M LIBOR + 3.25%), 05/21/25 (b)	628	603
Science Applications International Corporation
2017 1st Lien Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/05/27 (b)	241	235
Severin Acquisition, LLC
2016 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 06/15/25 (b)	830	795
Solera, LLC
1st Lien Term Loan, 0.00%, (1M LIBOR + 2.75%), 03/03/23 (b) (n)	15	14
1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 03/03/23 (b)	789	760
Sophia, L.P.
1st Lien Term Loan, 4.25%, (3M LIBOR + 3.25%), 09/30/22 (b)	829	809
SS&C Technologies Inc.
1st Lien Term Loan, 1.92%, (1M LIBOR + 1.75%), 04/16/25 (b)	485	462
Surf Holdings, LLC
USD Term Loan, 3.83%, (3M LIBOR + 3.50%), 01/15/27 (b)	820	784

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

98

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Tibco Software Inc.
2020 Term Loan B, 3.93%, (1M LIBOR + 3.75%), 07/03/26 (b)	800	754
2020 2nd Lien Term Loan, 7.43%, (1M LIBOR + 7.25%), 02/14/28 (b)	45	43
Ultimate Software Group, Inc
Term Loan B, 3.92%, (1M LIBOR + 3.75%), 04/08/26 (b)	795	769
2020 Incremental Term Loan B, 0.00%, (3M LIBOR + 4.00%), 05/03/26 (b) (n)	610	602
2020 2nd Lien Incremental Term Loan, 0.00%, (3M LIBOR + 6.75%), 05/03/27 (b) (n)	70	71
Vertafore, Inc.
2018 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 06/04/25 (b)	821	773
VS Buyer, LLC
Term Loan B, 3.42%, (1M LIBOR + 3.25%), 02/19/27 (b)	693	667
Web.com Group, Inc.
2018 Term Loan B, 3.94%, (1M LIBOR + 3.75%), 09/17/25 (b)	245	231
		25,284
Consumer Discretionary 0.5%
1011778 B.C. Unlimited Liability Company
USD Term Loan N, 1.93%, (1M LIBOR + 1.75%), 11/14/26 (b)	860	814
Allied Universal Holdco LLC
USD Incremental Term Loan B, 4.43%, (1M LIBOR + 4.25%), 06/18/26 (b)	816	791
Alterra Mountain Company
USD 2019 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 06/28/24 (b)	678	637
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (1M LIBOR + 7.50%), 10/01/21 (b)	231	150
Term Loan C5, 8.50%, (3M LIBOR + 7.50%), 10/01/21 (b)	29	19
Aramark Services, Inc.
2018 Term Loan B3, 1.93%, (1M LIBOR + 1.75%), 03/01/25 (b)	490	462
Term Loan B2B, 1.93%, (1M LIBOR + 1.75%), 12/04/26 (b)	204	192
Bass Pro Group, LLC
Term Loan B, 6.07%, (1M LIBOR + 5.00%), 11/15/23 (b)	563	540
BJ's Wholesale Club, Inc.
Term Loan B, 0.00%, (1M LIBOR + 2.25%), 02/03/24 (b) (n)	360	348
Caesars Entertainment Operating Company
Exit Term Loan, 2.18%, (1M LIBOR + 2.00%), 04/03/24 (b)	721	717
Caesars Resort Collection, LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/23/24 (b)	734	651
Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/19/25 (b) (n)	335	314
Carnival Corporation
Term Loan, 0.00%, (3M LIBOR + 7.50%), 06/29/25 (b) (n)	440	423
ClubCorp Holdings, Inc.
2020 USD Term Loan, 4.20%, (3M LIBOR + 2.75%), 08/16/24 (b)	283	239
Comet Acquisition, Inc.
2020 USD Term Loan, 3.67%, (3M LIBOR + 3.50%), 10/23/25 (b)	128	118
Conservice Midco, LLC
2020 Term Loan B1, 4.64%, (3M LIBOR + 4.25%), 05/07/27 (b)	255	248
Dealer Tire, LLC
2020 Term Loan B, 4.42%, (1M LIBOR + 4.25%), 12/19/25 (b)	60	57
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/01/24 (b)	824	782
Dhanani Group Inc.
2020 Term Loan, 3.93%, (1M LIBOR + 3.75%), 06/22/25 (b)	237	220
	Shares/Par[1]	Value ($)
Equinox Holdings, Inc.
2019 Term Loan B1, 4.07%, (6M LIBOR + 3.00%), 03/08/24 (b)	294	226
FrontDoor Inc
2019 Term Loan, 2.69%, (1M LIBOR + 2.50%), 08/16/25 (b)	198	192
Getty Images, Inc.
2018 USD Term Loan B, 4.69%, (1M LIBOR + 4.50%), 02/13/26 (b)	421	373
GOBP Holdings, Inc.
2018 USD Term Loan, 3.05%, (3M LIBOR + 2.75%), 10/22/25 (b)	842	808
Golden Nugget, Inc.
2018 USD Term Loan, 3.25%, (1M LIBOR + 2.50%), 09/07/23 - 10/04/23 (b)	778	615
Hayward Industries, Inc.
2018 Term Loan B2, 3.67%, (1M LIBOR + 3.50%), 08/04/24 (b)	138	133
Hilton Worldwide Finance, LLC
2018 Term Loan B, 0.00%, (1M LIBOR + 1.75%), 10/25/23 (b) (n)	690	650
IAA, Inc.
2018 Term Loan B, 2.44%, (1M LIBOR + 2.25%), 05/22/26 (b)	776	740
IRB Holding Corp
2018 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 02/05/25 (b)	835	769
Jo-Ann Stores, Inc.
2016 Term Loan, 5.39%, (6M LIBOR + 5.00%), 09/29/23 (b)	93	56
KAR Auction Services, Inc.
2018 Term Loan B, 2.50%, (1M LIBOR + 2.25%), 09/13/26 (b)	821	777
Life Time Fitness Inc
2018 Add On 1st Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/22/22 (b)	591	522
Life Time Fitness Inc
2018 1st Lien Term Loan B, 3.75%, (3M LIBOR + 2.75%), 06/22/22 (b)	2	1
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 4.70%, (3M LIBOR + 3.25%), 03/15/25 (b)	560	502
Merlin Entertainments Group Ltd.
2018 1st Lien Term Loan, 4.70%, (6M LIBOR + 3.25%), 10/31/26 (b)	—	—
Mileageplus
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.25%), 12/31/23 (b) (n)	355	352
Mister Car Wash Holdings, Inc.
2018 1st Lien Term Loan, 4.38%, (6M LIBOR + 3.25%), 05/08/26 (b)	470	422
Motion Finco Sarl
2018 1st Lien Term Loan, 4.32%, (6M LIBOR + 3.25%), 10/11/26 - 10/31/26 (b)	145	130
Panther BF Aggregator 2 LP
2017 Term Loan B, 3.68%, (1M LIBOR + 3.50%), 03/13/26 (b)	697	662
PCI Gaming Authority
2017 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 05/15/26 (b)	149	142
Penn National Gaming, Inc.
2017 Term Loan B, 3.00%, (3M LIBOR + 2.25%), 08/15/25 (b)	133	124
PetSmart, Inc.
2017 Term Loan B, 5.00%, (3M LIBOR + 4.00%), 03/11/22 (b)	688	678
Scientific Games International, Inc.
2016 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/14/24 (b)	103	91
2016 Term Loan B, 3.06%, (3M LIBOR + 2.75%), 08/14/24 (b)	1	1
2017 1st Lien Term Loan, 3.61%, (6M LIBOR + 2.75%), 08/14/24 (b)	421	371
ServiceMaster Company, LLC (The)
2016 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 10/31/26 (b)	144	140

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

99

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
SIWF Holdings Inc.
2015 Term Loan B, 5.32%, (3M LIBOR + 4.25%), 05/25/25 (b)	169	157
Six Flags Theme Parks, Inc.
2015 Term Loan, 1.93%, (1M LIBOR + 1.75%), 04/09/26 (b)	278	254
SMG US Midco 2, Inc.
2015 1st Lien Term Loan, 2.67%, (1M LIBOR + 2.50%), 01/23/25 (b) (o)	125	110
2015 Term Loan, 3.52%, (3M LIBOR + 2.50%), 01/23/25 (b) (o)	300	264
Staples, Inc.
1st Lien Term Loan, 5.69%, (3M LIBOR + 5.00%), 04/05/26 (b)	273	234
Stars Group Holdings B.V. (The)
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/29/25 (b) (n)	445	442
1st Lien Delayed Draw Term Loan, 3.81%, (3M LIBOR + 3.50%), 06/29/25 (b)	346	343
STG-Fairway Holdings, LLC
Term Loan B, 4.57%, (3M LIBOR + 3.50%), 01/22/27 (b)	100	93
Tamko Building Products, LLC
Term Loan B, 3.42%, (1M LIBOR + 3.25%), 05/15/26 (b)	348	334
Travel Leaders Group, LLC
2018 Term Loan B, 4.18%, (1M LIBOR + 4.00%), 01/25/24 (b)	223	149
Wand NewCo 3, Inc.
2020 Term Loan, 4.07%, (3M LIBOR + 3.00%), 02/05/26 (b)	462	438
WestJet Airlines Ltd.
Term Loan B, 4.00%, (6M LIBOR + 3.00%), 07/31/26 (b)	398	318
Whatabrands LLC
2020 Term Loan B, 0.00%, (1M LIBOR + 2.75%), 08/02/26 (b) (n)	300	287
2020 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/02/26 (b)	367	351
		20,973
Health Care 0.5%
Agiliti Health, Inc
USD Term Loan B, 4.44%, (1M LIBOR + 3.00%), 10/18/25 (b)	824	795
Air Methods Corporation
USD Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/12/24 (b)	446	365
Aldevron, L.L.C.
USD Term Loan, 4.43%, (1M LIBOR + 4.25%), 09/20/26 (b)	534	525
Athenahealth, Inc.
Term Loan B, 4.82%, (3M LIBOR + 4.50%), 01/25/26 (b)	402	389
Auris Luxembourg III S.a.r.l.
Term Loan B, 3.93%, (1M LIBOR + 3.75%), 07/23/25 (b)	447	389
Bausch Health Companies Inc.
Term Loan B, 3.19%, (1M LIBOR + 3.00%), 05/19/25 (b)	314	305
Term Loan B, 2.94%, (1M LIBOR + 2.75%), 11/26/25 (b)	432	417
Catalent Pharma Solutions Inc.
Term Loan, 3.25%, (1M LIBOR + 2.25%), 05/10/26 (b)	273	270
Change Healthcare Holdings LLC
DIP Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/02/24 (b)	262	251
Exit Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (b)	139	133
Exit Term Loan B, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (b)	171	163
New 1st Lien Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/03/24 (b)	258	248
CHG Healthcare Services Inc.
2nd Lien Term Loan, 4.07%, (3M LIBOR + 3.00%), 06/07/23 (b)	229	220
	Shares/Par[1]	Value ($)
CHG Healthcare Services, Inc
2nd Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/07/23 (b) (n)	565	543
DentalCorp Perfect Smile ULC
2020 Term Loan, 4.75%, (1M LIBOR + 3.75%), 05/09/25 (b)	697	619
Elanco Animal Health Inc
2019 Term Loan D, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (b) (n)	805	766
Envision Healthcare Corporation
2019 Term Loan B1, 3.93%, (1M LIBOR + 3.75%), 09/27/25 (b)	456	298
Gentiva Health Services, Inc.
2018 USD Term Loan B, 3.44%, (1M LIBOR + 3.25%), 07/02/25 (b)	834	806
Global Medical Response, Inc.
2018 USD Term Loan B, 4.25%, (3M LIBOR + 3.25%), 04/28/22 (b)	496	476
Grifols Worldwide Operations USA, Inc.
2018 Term Loan B5, 2.11%, (3M LIBOR + 2.00%), 11/15/27 (b)	587	564
HC Group Holdings II, Inc.
2018 Term Loan B13, 4.67%, (1M LIBOR + 4.50%), 05/22/26 (b)	532	516
IQVIA Inc.
2018 Term Loan B, 1.92%, (1M LIBOR + 1.75%), 01/17/25 (b)	542	523
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M LIBOR + 2.50%), 08/18/22 (b)	733	723
Kindred Healthcare LLC
2018 Term Loan B, 5.19%, (1M LIBOR + 5.00%), 06/21/25 (b)	355	339
MED ParentCo LP
2018 1st Lien Term Loan, 4.61%, (3M LIBOR + 4.25%), 08/01/26 (b)	388	350
MPH Acquisition Holdings LLC
2018 1st Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/07/23 (b)	391	371
Parexel International Corporation
2017 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/06/24 (b)	826	782
Pathway Vet
2017 Term Loan B, 0.00%, 06/15/25 (b) (n)	629	610
Pathway Vet Alliance
2017 Term Loan B, 0.00%, 03/31/27 (b) (n)	51	50
Radiology Partners Inc
2017 Incremental 1st Lien Term Loan, 5.29%, (1Y LIBOR + 4.25%), 06/28/25 (b)	319	296
2017 2nd Lien Term Loan, 5.99%, (3M LIBOR + 4.25%), 06/28/25 (b)	372	345
RegionalCare Hospital Partners Holdings, Inc.
2017 1st Lien Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/09/25 (b)	675	631
Select Medical Corporation
2016 Term Loan, 2.68%, (1M LIBOR + 2.50%), 03/06/25 (b)	795	754
Sotera Health Holdings, LLC
1st Lien Term Loan, 5.50%, (1M LIBOR + 4.50%), 11/19/26 (b)	808	788
Sound Inpatient Physicians
1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 06/19/25 (b)	836	801
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 01/12/24 (b)	238	182
Upstream Newco, Inc.
2019 Term Loan, 4.68%, (1M LIBOR + 4.50%), 10/21/26 (b) (o)	195	179
Wink Holdco, Inc
1st Lien Term Loan B, 4.45%, (1M LIBOR + 3.00%), 11/02/24 (b)	835	798
Zelis Healthcare Corporation
Term Loan B, 4.93%, (1M LIBOR + 4.75%), 09/26/26 (b)	134	131
		17,711

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

100

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Industrials 0.4%
Achilles Acquisition LLC
USD Term Loan B3, 4.19%, (1M LIBOR + 4.00%), 10/13/25 (b)	475	452
Advanced Drainage Systems, Inc.
USD Term Loan B, 2.44%, (1M LIBOR + 2.25%), 09/18/26 (b)	148	144
Amentum Government Services Holdings LLC
USD 1st Lien Term Loan, 4.17%, (1M LIBOR + 4.00%), 01/24/27 (b)	95	93
American Airlines, Inc.
USD 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 10/10/21 (b)	95	71
USD 1st Lien Term Loan, 2.18%, (1M LIBOR + 2.00%), 12/14/23 (b)	544	433
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3M LIBOR + 4.25%), 06/16/24 (b)	3	3
2017 Term Loan, 5.64%, (3M LIBOR + 4.25%), 06/16/24 (b)	265	242
2017 Term Loan, 5.29%, (3M LIBOR + 4.25%), 06/17/24 (b)	171	156
Term Loan B, 5.29%, (3M LIBOR + 4.25%), 06/17/24 (b)	134	122
Brookfield WEC Holdings Inc.
Term Loan B, 3.75%, (1M LIBOR + 3.00%), 08/01/25 (b)	402	387
Camelot U.S. Acquisition 1 Co.
Term Loan, 3.18%, (1M LIBOR + 3.00%), 10/31/26 (b)	812	785
Compass Power Generation LLC
2020 Term Loan F, 4.50%, (1M LIBOR + 3.50%), 12/20/24 (b)	641	612
Dun & Bradstreet Corporation (The)
2020 Incremental Term Loan B, 4.18%, (1M LIBOR + 4.00%), 02/06/26 (b)	831	808
Dynasty Acquisition Co., Inc.
2020 Exit Term Loan A, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (b)	203	173
2020 Incremental Term Loan, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (b)	109	93
EAB Global, Inc.
2020 DIP Term Loan, 4.89%, (3M LIBOR + 3.75%), 08/15/22 (b)	695	657
2020 DIP Roll-up Term Loan, 6.00%, (3M LIBOR + 3.75%), 08/15/22 (b)	2	2
EXC Holdings III Corp.
2019 Term Loan B, 4.95%, (3M LIBOR + 3.50%), 11/16/24 (b)	525	511
Filtration Group Corporation
2019 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 03/27/25 (b)	544	517
Garda World Security Corporation
2019 Last Out Term Loan, 5.03%, (3M LIBOR + 4.75%), 10/17/26 (b)	675	661
Gates Global LLC
2019 1st Lien Term Loan B3, 3.75%, (1M LIBOR + 2.75%), 04/01/24 (b)	144	139
Genesee & Wyoming Inc.
2018 USD Term Loan B2, 2.31%, (3M LIBOR + 2.00%), 10/29/26 (b)	778	747
Harbor Freight Tools USA, Inc.
2018 Term Loan B3, 0.00%, (1M LIBOR + 2.50%), 08/16/23 (b) (n)	605	581
2018 Term Loan B3, 3.25%, (1M LIBOR + 2.50%), 08/16/23 (b)	224	216
Ingersoll-Rand Services Company
2018 Term Loan B, 1.92%, (1M LIBOR + 1.75%), 02/05/27 (b)	165	156
Lineage Logistics Holdings, LLC
2018 1st Lien Term Loan B, 4.00%, (1M LIBOR + 3.00%), 02/27/25 (b)	788	761
Minotaur Acquisition, Inc.
2018 1st Lien Term Loan, 5.18%, (1M LIBOR + 5.00%), 02/27/26 (b)	690	635
NCI Building Systems, Inc.
2018 Term Loan , 3.94%, (1M LIBOR + 3.75%), 04/12/25 (b)	224	212
	Shares/Par[1]	Value ($)
Pike Corporation
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 07/24/26 (b)	393	381
PODS, LLC
2017 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 11/21/24 (b)	531	507
Prime Security Services Borrower, LLC
2017 Term Loan, 4.25%, (6M LIBOR + 3.25%), 12/31/22 (b)	101	96
2017 Term Loan, 4.25%, (1Y LIBOR + 3.25%), 12/31/22 (b)	302	290
2017 Term Loan, 4.25%, (1M LIBOR + 3.25%), 12/31/22 (b)	219	210
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.92%, (1M LIBOR + 2.75%), 02/05/23 (b)	803	765
Southern Graphics, Inc.
1st Lien Term Loan, 4.70%, (1M LIBOR + 3.25%), 12/31/22 (b)	209	113
Syncreon Group B.V.
2019 First Out Term Loan, 6.07%, (3M LIBOR + 5.00%), 10/01/24 (b)	94	87
2019 Second Out Term Loan, 7.45%, (3M LIBOR + 6.00%), 04/01/25 (b)	168	134
Tempo Acquisition LLC
Term Loan, 2.93%, (1M LIBOR + 2.75%), 04/20/24 (b)	831	788
Titan Acquisition Limited
2018 Term Loan B, 3.36%, (3M LIBOR + 3.00%), 03/16/25 (b)	654	597
TransDigm, Inc.
2020 Term Loan F, 2.42%, (1M LIBOR + 2.25%), 06/09/23 (b)	711	638
USIC Holdings, Inc.
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 12/09/23 (b)	359	341
		15,316
Communication Services 0.4%
Altice France S.A.
USD 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 07/13/26 (b)	691	663
Cengage Learning, Inc.
Term Loan, 5.25%, (6M LIBOR + 4.25%), 06/07/23 (b)	590	473
CenturyLink, Inc.
Reprice Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/15/27 (b)	806	758
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1M LIBOR + 3.25%), 10/02/24 (b)	221	218
Clear Channel Outdoor Holdings, Inc.
2020 USD Term Loan, 4.26%, (3M LIBOR + 3.50%), 08/08/26 (b)	89	81
Connect Finco Sarl
2020 Term Loan B1, 5.50%, (1M LIBOR + 4.50%), 09/23/26 (b)	86	80
2020 Term Loan B6, 5.50%, (1M LIBOR + 4.50%), 09/23/26 (b)	124	116
CSC Holdings, LLC
2020 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 07/15/25 - 01/31/26 (b)	421	397
2020 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/15/27 (b)	458	433
Diamond Sports Group, LLC
2020 Term Loan, 3.43%, (3M LIBOR + 3.25%), 08/24/26 (b)	99	81
Digicel International Finance Limited
2020 Priority Term Loan, 3.80%, (6M LIBOR + 3.25%), 05/27/24 (b)	197	164
E.W. Scripps Company (The)
2020 DIP Term Loan, 2.68%, (1M LIBOR + 2.50%), 05/01/26 (b)	832	783
GoodRx, Inc.
2018 USD Incremental Term Loan, 2.93%, (1M LIBOR + 2.75%), 10/10/25 (b)	373	355
2018 USD Term Loan, 2.93%, (1M LIBOR + 2.75%), 10/10/25 (b)	107	102

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

101

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Gray Television, Inc.
2018 Term Loan B5, 2.67%, (1M LIBOR + 2.50%), 10/30/25 (b)	822	794
Greeneden U.S. Holdings II, LLC
2018 Term Loan B5, 3.42%, (1M LIBOR + 3.25%), 12/01/23 (b)	833	800
GTT Communications, Inc.
2018 Term Loan B4, 2.93%, (1M LIBOR + 2.75%), 04/27/25 (b)	284	208
iHeartCommunications, Inc.
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 05/01/26 (b)	353	325
Intelsat Jackson Holdings S.A.
2018 Term Loan B, 8.00%, (PRIME + 4.75%), 11/27/23 (b)	830	825
Level 3 Financing Inc.
2018 Incremental Term Loan, 1.93%, (1M LIBOR + 1.75%), 03/01/27 (b)	822	776
NASCAR Holdings, Inc
2018 1st Lien Term Loan, 2.93%, (3M LIBOR + 2.75%), 07/26/26 (b)	212	202
Nexstar Broadcasting, Inc.
2017 Term Loan B3, 2.92%, (1M LIBOR + 2.75%), 07/15/26 (b)	803	762
PUG LLC
2017 Incremental Term Loan B, 3.68%, (1M LIBOR + 3.50%), 01/31/27 (b)	144	125
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (g) (h)	493	340
2017 1st Lien Term Loan, 8.00%, (1M LIBOR + 7.00%), 12/31/48 (b)	86	77
Securus Technologies Holdings, Inc.
2016 Term Loan B, 5.50%, (6M LIBOR + 4.50%), 06/20/24 (b)	434	358
Sinclair Television Group Inc.
2015 Term Loan B, 2.69%, (1M LIBOR + 2.50%), 07/18/26 (b)	734	698
Telesat Canada
Term Loan B5, 2.93%, (1M LIBOR + 2.75%), 11/22/26 (b)	547	525
Terrier Media Buyer, Inc.
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 10/04/26 (b)	483	459
T-Mobile USA, Inc.
2020 Term Loan, 3.18%, (1M LIBOR + 3.00%), 04/01/27 (b)	520	519
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.67%, (1M LIBOR + 3.50%), 07/13/23 (b)	30	28
2018 Term Loan, 0.00%, (1M LIBOR + 4.00%), 04/04/25 (b) (n)	60	57
2018 Term Loan, 5.00%, (1M LIBOR + 4.00%), 04/04/25 (b)	599	573
Univision Communications Inc.
Term Loan C5, 2.93%, (1M LIBOR + 2.75%), 03/15/24 (b)	129	119
Virgin Media Bristol LLC
USD Term Loan N, 2.68%, (1M LIBOR + 2.50%), 10/03/27 (b)	740	705
Zayo Group Holdings, Inc.
USD Term Loan, 3.18%, (1M LIBOR + 3.00%), 02/20/27 (b)	808	765
Ziggo Financing Partnership
USD Term Loan I, 2.68%, (1M LIBOR + 2.50%), 04/17/28 (b)	65	61
		14,805
Financials 0.3%
Acrisure, LLC
USD Term Loan B3, 3.68%, (1M LIBOR + 3.50%), 01/30/27 (b)	556	524
Alera Group Holdings, Inc.
USD Term Loan, 5.07%, (6M LIBOR + 4.00%), 07/26/25 (b)	687	658
AlixPartners, LLP
USD Term Loan, 0.00%, (1M LIBOR + 2.50%), 03/28/24 (b) (n)	400	386
	Shares/Par[1]	Value ($)
USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 03/28/24 (b)	385	372
Alliant Holdings Intermediate, LLC
USD Incremental Term Loan B, 3.44%, (1M LIBOR + 3.25%), 05/10/25 (b)	502	477
AssuredPartners, Inc.
Term Loan B, 3.68%, (1M LIBOR + 3.50%), 08/07/20 (b)	822	784
Asurion LLC
Term Loan B, 3.17%, (1M LIBOR + 3.00%), 11/03/23 (b)	969	936
Term Loan B, 6.68%, (1M LIBOR + 6.50%), 08/04/25 (b)	480	477
Blackstone CQP Holdco LP
Term Loan B, 3.81%, (3M LIBOR + 3.50%), 05/29/24 (b)	490	468
Capri Finance LLC
Term Loan, 3.76%, (3M LIBOR + 3.00%), 10/04/24 (b)	704	673
Deerfield Dakota Holding, LLC
2020 Term Loan B, 4.75%, (1M LIBOR + 3.75%), 03/05/27 (b)	790	766
Duff & Phelps, LLC
2020 Incremental Term Loan B, 0.00%, (1M LIBOR + 3.75%), 03/05/27 (b) (n)	70	68
Edelman Financial Center, LLC
2020 DIP Delayed Draw Term Loan, 3.18%, (1M LIBOR + 3.00%), 06/26/25 (b)	813	775
Gulf Finance, LLC
2018 Term Loan B4, 6.25%, (3M LIBOR + 5.25%), 08/25/23 (b)	163	104
2018 Term Loan B4, 6.25%, (1M LIBOR + 5.25%), 08/25/23 (b)	270	172
ION Trading Technologies S.a.r.l.
2018 Term Loan B, 5.07%, (3M LIBOR + 4.00%), 11/21/24 (b)	543	520
Lions Gate Capital Holdings LLC
2018 1st Lien Term Loan B, 2.43%, (1M LIBOR + 2.25%), 03/20/25 (b)	126	119
RPI 2019 Intermediate Finance Trust
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/07/27 (b)	259	252
RPI Intermediate Finance Trust
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/07/27 (b)	218	211
Sedgwick Claims Management Services, Inc.
2016 Term Loan B, 3.43%, (1M LIBOR + 3.25%), 11/06/25 (b)	531	500
SolarWinds Holdings, Inc.
1st Lien Term Loan B3, 2.93%, (1M LIBOR + 2.75%), 02/06/24 (b)	829	803
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (3M LIBOR + 3.75%), 02/08/23 (b)	535	500
Trans Union, LLC
2019 Term Loan B5, 1.93%, (1M LIBOR + 1.75%), 11/13/26 (b)	130	125
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.07%, (3M LIBOR + 5.00%), 03/18/26 (b)	231	151
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M LIBOR + 3.25%), 04/25/26 (b)	805	768
UGI Energy Services, LLC
Term Loan B, 3.92%, (1M LIBOR + 3.75%), 08/01/26 (b)	228	220
Victory Capital Holdings, Inc.
2020 Term Loan B, 3.94%, (3M LIBOR + 2.50%), 07/01/26 (b)	174	168
		11,977
Materials 0.2%
Avantor Funding, Inc.
Term Loan B, 3.25%, (1M LIBOR + 2.25%), 09/22/24 (b)	206	201
Berry Global, Inc.
Term Loan B, 2.18%, (1M LIBOR + 2.00%), 10/01/22 - 07/01/26 (b)	748	715

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

102

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Charter NEX US, Inc.
Canadian 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 05/16/24 (b)	290	276
Cyanco Intermediate Corporation
2020 Term Loan B, 3.67%, (1M LIBOR + 3.50%), 03/07/25 (b)	134	130
Diamond (BC) B.V.
USD Term Loan , 3.76%, (3M LIBOR + 3.00%), 07/24/24 (b)	721	661
Dupont Performance
2020 Incremental Term Loan, 0.00%, (3M LIBOR + 1.75%), 06/01/24 (b) (n)	825	788
Flex Acquisition Company, Inc.
2019 Term Loan B, 4.43%, (3M LIBOR + 3.00%), 12/15/23 (b)	245	234
2019 Term Loan B, 4.68%, (3M LIBOR + 3.25%), 06/20/25 (b)	240	226
Forterra Finance, LLC
2019 Term Loan, 4.00%, (1M LIBOR + 3.00%), 10/25/23 (b)	362	351
GrafTech Finance, Inc.
2018 Term Loan C, 4.50%, (1M LIBOR + 3.50%), 02/01/25 (b)	417	406
Hexion Inc
2018 Term Loan B, 4.93%, (3M LIBOR + 3.50%), 06/27/26 (b)	213	208
Klockner-Pentaplast of America, Inc.
2018 Term Loan B, 5.25%, (3M LIBOR + 4.25%), 06/30/22 (b)	365	341
Messer Industries GmbH
2018 1st Lien Term Loan, 2.81%, (3M LIBOR + 2.50%), 10/10/25 (b)	185	176
Phoenix Services International, LLC
Term Loan, 4.75%, (1M LIBOR + 3.75%), 01/29/25 (b)	145	128
Pregis TopCo Corporation
2017 Term Loan B, 4.17%, (1M LIBOR + 4.00%), 07/25/26 (b)	493	474
Pro Mach Group, Inc.
2017 Term Loan, 2.93%, (1M LIBOR + 2.75%), 03/07/25 (b)	271	253
Solenis Holdings LLC
1st Lien Term Loan B3, 4.36%, (3M LIBOR + 4.00%), 06/26/25 - 12/18/25 (b)	441	422
1st Lien Term Loan B, 8.86%, (3M LIBOR + 8.50%), 06/18/26 (b)	25	22
Starfruit Finco B.V
1st Lien Term Loan, 3.19%, (1M LIBOR + 3.00%), 09/20/25 (b)	232	217
Thyssenkrupp
USD Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/30/27 (b) (n)	1,145	1,122
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.07%, (3M LIBOR + 3.00%), 10/05/24 (b)	238	227
Univar Solutions Inc.
2019 USD Term Loan B5, 3.45%, (3M LIBOR + 2.00%), 11/08/26 (b)	95	90
		7,668
Consumer Staples 0.2%
BellRing Brands, LLC
Term Loan B, 6.00%, (1M LIBOR + 5.00%), 10/10/24 (b)	268	266
BJ's Wholesale Club, Inc.
Term Loan B, 2.43%, (1M LIBOR + 2.25%), 01/26/24 (b)	454	438
CHG PPC Parent LLC
2nd Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 03/16/25 (b)	693	658
CSM Bakery Solutions LLC
2020 Term Loan B, 7.25%, (3M LIBOR + 6.25%), 01/04/22 (b)	385	368
Froneri International Ltd.
2019 Term Loan, 2.43%, (1M LIBOR + 2.25%), 01/29/27 (b)	830	779
	Shares/Par[1]	Value ($)
Hearthside Food Solutions, LLC
2018 Term Loan B1, 3.87%, (1M LIBOR + 3.69%), 05/17/25 (b)	682	647
JBS USA Lux S.A.
2018 Term Loan B, 3.07%, (3M LIBOR + 2.00%), 04/27/26 (b)	821	782
Kronos Acquisition Holdings Inc.
2018 Term Loan, 5.00%, (3M LIBOR + 4.00%), 08/26/22 (b)	360	343
2018 Term Loan B, 5.00%, (3M LIBOR + 4.00%), 08/26/22 (b)	343	325
Reynolds Consumer Products LLC
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 01/30/27 (b)	190	182
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (6M LIBOR + 4.25%), 07/12/26 (b)	129	124
United Natural Foods, Inc.
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 10/22/25 (b)	224	213
US Foods, Inc.
2019 Term Loan B, 3.07%, (3M LIBOR + 2.00%), 08/14/26 (b)	726	675
Verscend Holding Corp.
2018 Term Loan B, 4.68%, (1M LIBOR + 4.50%), 08/08/25 (b)	829	799
		6,599
Energy 0.1%
Brazos Delaware II, LLC
Term Loan B, 4.19%, (1M LIBOR + 4.00%), 05/16/25 (b)	463	310
Buckeye Partners, L.P.
Term Loan B, 2.92%, (1M LIBOR + 2.75%), 10/10/26 (b)	560	536
Covia Holdings Corporation
Term Loan, 5.39%, (3M LIBOR + 4.00%), 05/17/25 (b)	214	120
EG America LLC
2018 USD Term Loan, 5.07%, (3M LIBOR + 4.00%), 06/30/25 (b)	206	193
2019 USD Term Loan B5, 5.07%, (3M LIBOR + 4.00%), 06/30/25 (b)	27	26
ExGen Renewables IV, LLC
2019 Term Loan B, 4.00%, (3M LIBOR + 3.00%), 11/15/24 (b)	118	114
Foresight Energy, LLC
2019 Term Loan B, 12.00%, (1M LIBOR + 11.00%), 09/04/20 - 09/10/20 (b)	183	154
2019 Term Loan B, 0.00%, 03/16/22 (g) (h)	585	35
2019 Term Loan B, 0.00%, (3M LIBOR + 8.00%), 06/30/27 (b) (n)	171	171
Frontera Generation Holdings LLC
2019 Term Loan, 5.39%, (1M LIBOR + 4.25%), 04/25/25 (b)	223	134
Gavilan Resources, LLC
2019 1st Lien Term Loan, 0.00%, 02/24/24 (g) (h) (o)	185	—
Granite Holdings US Acquisition Co.
2018 Term Loan B5, 6.32%, (3M LIBOR + 5.25%), 09/23/26 (b)	51	44
2018 Term Loan B7, 6.32%, (3M LIBOR + 5.25%), 09/23/26 (b)	254	221
Lower Cadence Holdings LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 05/10/26 (b)	438	388
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1M LIBOR + 3.00%), 01/31/25 (b)	455	373
McDermott International
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 06/16/27 (b) (n)	485	477
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, 04/04/25 (g) (h)	158	54
PowerTeam Services, LLC
2017 Term Loan B, 4.70%, (3M LIBOR + 3.25%), 02/28/25 (b)	274	261

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

103

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Prairie ECI Acquiror LP
2017 Term Loan B, 6.20%, (1M LIBOR + 4.75%), 03/07/26 (b)	197	178
Tapstone Energy Holdings III, LLC
Term Loan, 5.00%, (1M LIBOR + 4.00%), 04/17/24 (b) (o)	6	6
		3,795
Real Estate 0.1%
ESH Hospitality, Inc.
2019 Term Loan B, 2.17%, (1M LIBOR + 2.00%), 09/18/26 (b)	255	241
Forest City Enterprises, L.P.
2019 Term Loan B, 3.67%, (1M LIBOR + 3.50%), 12/13/25 (b)	523	489
Iron Mountain, Inc.
2018 Term Loan B, 1.92%, (1M LIBOR + 1.75%), 03/02/26 (b)	809	768
VICI Properties 1 LLC
Replacement Term Loan B, 1.94%, (1M LIBOR + 1.75%), 12/13/24 (b)	825	767
		2,265
Utilities 0.0%
Calpine Corporation
Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/22/26 (b)	982	946
Term Loan, 2.17%, (1M LIBOR + 2.00%), 08/02/26 (b)	55	52
Pacific Gas And Electric Company
2017 Term Loan B, 5.50%, (3M LIBOR + 4.50%), 06/18/25 (b)	430	422
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.93%, (1M LIBOR + 1.75%), 12/11/25 (b)	296	286
1st Lien Term Loan B3, 1.94%, (1M LIBOR + 1.75%), 12/11/25 (b)	72	69
		1,775
Total Senior Floating Rate Instruments (cost $136,034)		128,168
COMMON STOCKS 0.0%
Energy 0.0%
Tapstone Energy, LLC (g) (o)	8	—
Weatherford International Public Limited Company (g)	3	6
Total Common Stocks (cost $79)		6
OTHER EQUITY INTERESTS 0.0%
General Motors Company (g) (o) (p)	128	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (q) (r)	48,961	48,961
U.S. Treasury Bill 0.4%
Treasury, United States Department of
0.13%, 11/05/20 (s)	1,000	999
0.16%, 11/27/20 (s)	10,350	10,343
0.17%, 12/03/20 (s)	5,940	5,936
		17,278
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (q) (r)	14,488	14,488
Total Short Term Investments (cost $80,722)		80,727
Total Investments 100.5% (cost $3,754,983)		3,817,567
Other Assets and Liabilities, Net (0.5)%		(19,347)
Total Net Assets 100.0%		3,798,220

(a)  All or a portion of the security was on loan as of June 30, 2020.

Shares/Par[1]	Value ($)

(b)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $335,973 and 8.8% of the Fund.

(d)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)  Perpetual security. Next contractual call date presented, if applicable.

(g)  Non-income producing security.

(h)  As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i)  Convertible security.

(j)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(m)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n)  This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(o)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q)   Investment in affiliate.

(r)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(s)   The coupon rate represents the yield to maturity.

JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 81.5%
Mexico 12.8%
Alpha Holding, S.A. de C.V
9.00%, 02/10/25 (a)	310	278
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (callable at 100 beginning 09/27/24) (a) (b)	370	353
6.75%, (callable at 100 beginning 09/27/24) (b) (c)	400	381
6.88%, (callable at 100 beginning 07/06/22) (b) (c)	1,800	1,730
7.50%, (callable at 100 beginning 06/27/29) (a) (b)	530	501

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

104

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
7.50%, (callable at 100 beginning 06/27/29) (b) (c)	1,500	1,419
7.63%, (callable at 100 beginning 01/06/28) (b) (c)	6,800	6,485
5.75%, 10/04/31 (c) (d) (e)	2,200	2,145
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (c) (d)	800	779
Banco Santander México S.A., Institución De Banca Múltiple, Grupo Financiero Santander México
5.38%, 04/17/25 (a)	3,500	3,831
5.95%, 10/01/28 (a)	3,500	3,587
BBVA Bancomer, S.A.
5.35%, 11/12/29 (c)	700	679
5.13%, 01/18/33 (c)	10,500	9,827
5.13%, 01/18/33 (a)	500	468
5.88%, 09/13/34 (a)	600	587
Becle, S.A. de C.V.
3.75%, 05/13/25 (a)	600	628
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (a)	1,800	1,686
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (c)	6,300	6,418
5.45%, 11/19/29 (a)	300	277
Cometa Energia SA de CV
6.38%, 04/24/35 (c)	10,041	10,448
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (b) (c) (f)	3,950	3,362
9.50%, 02/07/26 (a)	3,200	3,287
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (a)	2,400	2,009
Fresnillo PLC
5.50%, 11/13/23 (c)	3,502	3,773
GRUMA, S.A.B. de C.V.
4.88%, 12/01/24 (a) (e)	910	985
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (b) (c)	8,500	8,767
Grupo Cementos de Chihuahua, S.A.B. de C.V.
5.25%, 06/23/24 (a)	300	302
Grupo Idesa, S.A. de C.V.
9.38%, 05/22/26 (a) (g)	1,212	655
Kimberly - Clark De Mexico S.A.B. De C.V.
3.25%, 03/12/25 (a)	100	106
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (c)	2,317	2,548
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (a)	2,700	2,506
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (b) (c)	8,350	5,574
7.38%, 02/12/26 (c)	2,200	1,639
8.38%, 01/27/28 (c)	300	224
		88,244
Chile 8.9%
AES Gener S.A.
5.00%, 07/14/25 (c)	900	866
7.13%, 03/26/79 (a)	4,300	4,451
7.13%, 03/26/79 (c) (e)	1,400	1,449
6.35%, 10/07/79 (c)	4,100	4,079
6.35%, 10/07/79 (a)	2,000	1,990
Corporacion Nacional del Cobre de Chile
3.75%, 01/15/31 (a)	3,000	3,269
Embotelladora Andina S.A
5.00%, 10/01/23 (c)	4,770	5,193
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (c)	2,269	2,362
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (c)	4,600	3,799
Empresa Nacional de Telecomunicaciones S.A.
4.88%, 10/30/24 (c)	2,000	2,108
4.75%, 08/01/26 (c)	2,500	2,659
Enel Americas S.A.
4.00%, 10/25/26	230	244
	Shares/Par[1]	Value ($)
Engie Energia Chile S.A.
4.50%, 01/29/25 (c)	800	864
GNL Quintero S.A
4.63%, 07/31/29 (c)	1,820	1,943
Inversiones CMPC S.A.
4.75%, 09/15/24 (c)	4,000	4,295
LATAM Airlines Group S.A.
0.00%, 03/01/26 (a) (h) (i)	2,900	815
LATAM Finance Limited
0.00%, 04/11/24 (c) (h) (i)	3,400	969
S.A.C.I. Falabella
3.75%, 04/30/23 (c) (e)	7,895	8,062
Sociedad Quimica Y Minera De Chile S.A.
3.63%, 04/03/23 (c)	300	311
4.38%, 01/28/25 (c)	369	394
Transelec S.A.
4.63%, 07/26/23 (c)	2,295	2,433
4.25%, 01/14/25 (c)	500	532
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (c) (e)	7,202	7,367
6.88%, 01/15/24 (a)	898	919
		61,373
Brazil 8.2%
Banco Bradesco S.A.
5.75%, 03/01/22 (c)	2,400	2,484
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (b) (c)	7,640	6,704
BTG Pactual Holding S.A.
7.75%, 02/15/29 (a)	7,700	7,789
Cosan Overseas Limited
8.25%, (callable at 100 beginning 11/05/20) (b) (c)	2,500	2,512
CSN Islands XII Corp
7.00%, (callable at 100 beginning 09/23/20) (b) (c)	3,050	2,253
6.75%, 01/28/28 (a)	4,400	3,755
CSN Resources S.A.
7.63%, 02/13/23 (c)	1,600	1,488
7.63%, 04/17/26 (a) (e)	3,400	2,989
Globo Comunicacao e Participacoes S.A.
4.84%, 06/08/25 (c) (j)	1,500	1,493
4.88%, 01/22/30 (a)	2,300	2,080
Itau Unibanco Holding S.A.
4.63%, (callable at 100 beginning 02/27/25) (a) (b)	2,560	2,116
6.13%, (callable at 100 beginning 12/12/22) (b) (c)	1,900	1,784
JSL Europe SA
7.75%, 07/26/24 (c)	5,650	5,565
Marb Bondco PLC
7.00%, 03/15/24 (a)	800	805
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (c) (e)	3,228	3,240
6.88%, 01/19/25 (c)	500	499
Minerva Luxembourg S.A.
6.50%, 09/20/26 (c) (e)	2,000	2,013
NBM US Holdings Inc
7.00%, 05/14/26 (a)	500	502
Petrobras Global Finance B.V.
6.00%, 01/27/28	160	168
5.75%, 02/01/29	5,150	5,291
6.90%, 03/19/49	650	685
		56,215
Colombia 7.9%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (c)	2,500	2,625
Banco de Bogotá S.A.
5.38%, 02/19/23 (c) (e)	1,000	1,038
6.25%, 05/12/26 (c)	200	213
6.25%, 05/12/26 (a)	850	898
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (c)	800	779
Bancolombia SA
4.88%, 10/18/27	8,850	8,642

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

105

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Canacol Energy Ltd.
7.25%, 05/03/25 (c)	7,600	7,695
7.25%, 05/03/25 (a)	800	809
Ecopetrol S.A.
5.88%, 09/18/23	1,000	1,071
6.88%, 04/29/30	3,900	4,489
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (a)	1,350	1,352
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (c)	1,000	1,126
Geopark Limited
6.50%, 09/21/24 (c)	7,000	6,422
5.50%, 01/17/27 (a)	1,500	1,295
Gilex Holding SARL
8.50%, 05/02/23 (c)	800	787
8.50%, 05/02/23 (a)	2,200	2,164
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (c)	6,400	2,840
6.25%, 02/15/25 (a)	300	137
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (c) (e)	6,420	6,500
4.38%, 02/04/30 (a)	200	189
4.38%, 02/04/30 (c)	200	189
Grupo Energia Bogota S A ESP
4.88%, 05/15/30 (a)	200	212
Oleoducto Central S.A.
4.00%, 05/07/21 (c)	200	202
SURA Asset Management SA
4.88%, 04/17/24 (c)	2,300	2,452
Transportadora de Gas Internacional S.A. E.S.P.
5.55%, 11/01/28 (a)	610	665
		54,791
India 5.8%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (c)	3,000	3,029
3.38%, 07/24/24 (c)	1,400	1,385
Bharat Petroleum Corporation Limited
4.00%, 05/08/25 (c)	800	816
Indian Oil Corporation Limited
5.63%, 08/02/21 (c)	200	206
5.75%, 08/01/23 (c)	7,900	8,518
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (a) (b)	1,900	1,841
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (c)	10,000	10,302
Reliance Industries Limited
3.67%, 11/30/27 (a)	410	438
UPL Corporation Limited
3.25%, 10/13/21 (c)	6,000	6,000
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (a)	2,200	1,577
Vedanta Resources Limited
7.13%, 05/31/23 (c)	2,000	1,451
6.13%, 08/09/24 (c)	6,500	4,469
		40,032
Peru 5.8%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (a)	936	1,205
Banco de Credito del Peru
6.13%, 04/24/27 (c)	1,600	1,694
3.13%, 07/01/30 (a)	2,300	2,281
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (c)	3,180	3,256
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (a)	490	547
Corporacion Lindley S.A.
6.75%, 11/23/21 (c)	1,317	1,360
Credicorp Ltd.
2.75%, 06/17/25 (a)	800	796
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	4,623	4,487
Inkia Energy Limited
5.88%, 11/09/27 (c)	5,800	5,735
	Shares/Par[1]	Value ($)
Inretail Pharma S.A
5.38%, 05/02/23 (a)	710	734
Nexa Resources S.A.
5.38%, 05/04/27 (c) (e)	1,000	965
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (c) (e)	1,300	1,285
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (c) (k)	654	602
PERU LNG
5.38%, 03/22/30 (c)	6,100	4,804
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (c)	7,620	7,797
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (c)	2,175	2,354
		39,902
Singapore 4.2%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (c)	1,000	1,020
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (b) (c)	14,100	14,135
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	192	210
Medco Bell PTE. LTD.
6.38%, 01/30/27 (a)	1,740	1,465
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (c)	3,400	3,509
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (b)	8,100	8,171
3.50%, 09/16/26 (c) (d)	500	509
		29,019
Panama 3.9%
Banistmo S.A.
3.65%, 09/19/22 (a) (e)	1,600	1,600
3.65%, 09/19/22 (c)	5,000	4,999
Cable Onda, S.A.
4.50%, 01/30/30 (c) (e)	340	346
4.50%, 01/30/30 (a)	840	852
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (a)	2,700	3,152
Ena Norte SA
4.95%, 04/25/23 (c)	5,504	5,435
Global Bank Corporation
4.50%, 10/20/21 (c)	5,800	5,923
4.50%, 10/20/21 (a)	200	204
5.25%, 04/16/29 (a)	1,900	1,948
Multibank, Inc.
4.38%, 11/09/22 (c)	2,191	2,190
		26,649
China 3.1%
Baidu, Inc.
3.43%, 04/07/30	200	215
CNAC (HK) Finbridge Company Limited
3.38%, 06/19/24 (c)	400	415
CNOOC Limited
3.00%, 05/09/23	3,000	3,128
Sinopec Group Overseas Development (2017) Limited
3.63%, 04/12/27 (a)	5,500	6,011
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (a)	4,500	4,627
Tencent Holdings Limited
2.39%, 06/03/30 (a)	7,100	7,129
		21,525
Malaysia 2.8%
CIMB Bank Berhad
2.10%, (3M USD LIBOR + 0.78%), 10/09/24 (c) (d)	500	486
Gohl Capital Limited
4.25%, 01/24/27 (c)	8,840	8,873
Malayan Banking Berhad
1.19%, (3M USD LIBOR + 0.80%), 08/16/24 (c) (d)	5,400	5,248

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

106

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
3.91%, 10/29/26 (c) (d)	2,800	2,849
PETRONAS Capital Limited
3.50%, 04/21/30 (a)	1,200	1,329
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (c)	200	212
		18,997
United States of America 2.7%
Andina Acquisition Corporation
8.20%, 01/31/22 (c)	600	581
Freeport-McMoRan Inc.
5.40%, 11/14/34	3,500	3,531
5.45%, 03/15/43	3,000	2,949
Radiant Access Limited
4.60%, (callable at 100 beginning 11/18/20) (b) (c)	3,950	3,920
Reliance Holding USA, Inc.
5.40%, 02/14/22 (c)	7,350	7,746
		18,727
Indonesia 2.6%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (a)	4,653	5,087
Minejesa Capital B.V.
4.63%, 08/10/30 (c)	4,170	4,233
5.63%, 08/10/37 (c)	2,900	2,972
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/24 (c)	210	220
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (c)	5,034	5,235
6.75%, 04/24/33 (a)	181	189
		17,936
Cayman Islands 2.1%
JD.com, Inc.
3.38%, 01/14/30	7,000	7,507
Sparc EM SPC
0.00%, 12/05/22 (a) (k)	3,488	3,359
SPARC Limited
0.00%, 12/05/22 (c) (k)	3,805	3,664
		14,530
Argentina 1.8%
Banco Macro S.A.
6.75%, 11/04/26 (c) (d)	4,800	3,852
6.75%, 11/04/26 (a)	1,000	819
Pampa Energia S.A.
7.50%, 01/24/27 (c)	7,250	5,818
Pampa Energía S.A.
9.13%, 04/15/29 (c)	150	122
Stoneway Capital Corporation
0.00%, 03/01/27 (c) (h) (i)	4,649	1,592
		12,203
Dominican Republic 1.2%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (a)	840	758
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (c)	2,244	2,233
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (c)	5,400	5,440
		8,431
Switzerland 1.2%
Syngenta Finance N.V.
5.68%, 04/24/48 (c) (f)	7,462	7,593
5.68%, 04/24/48 (a)	638	638
		8,231
Canada 1.1%
MEGlobal Canada ULC
5.00%, 05/18/25 (a)	5,300	5,707
5.88%, 05/18/30 (a)	1,900	2,151
		7,858
Qatar 0.9%
Ooredoo International Finance Limited
3.25%, 02/21/23 (c)	5,700	5,942
3.75%, 06/22/26 (c)	430	467
		6,409
	Shares/Par[1]	Value ($)
Ireland 0.9%
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c) (e)	6,300	6,237
Netherlands 0.8%
Digicel Holdings (Bermuda) Limited
8.75%, 05/25/24 (a)	412	401
13.00%, 12/31/25 (a) (g)	208	177
8.00%, 12/31/26 (a)	164	100
Petrobras Global Finance B.V.
5.09%, 01/15/30 (a)	810	806
7.25%, 03/17/44	1,600	1,745
Premier Health Group Inc.
7.95%, 05/11/26 (a)	1,500	1,499
VTR Finance B.V.
6.38%, 07/15/28 (a)	900	925
		5,653
Guatemala 0.5%
Energuate Trust
5.88%, 05/03/27 (c)	1,000	981
5.88%, 05/03/27 (a)	1,560	1,538
Industrial Senior Trust
5.50%, 11/01/22 (c)	350	353
The Central America Bottling Corporation
5.75%, 01/31/27 (a)	680	682
		3,554
South Korea 0.5%
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (a)	1,000	1,031
Korea Electric Power Corp
1.13%, 06/15/25 (a)	2,500	2,504
		3,535
Hong Kong 0.5%
CK Hutchison International (20) Limited
2.50%, 05/08/30 (a)	3,400	3,483
Spain 0.4%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (c)	1,987	2,006
7.50%, 12/15/28 (a)	550	555
		2,561
Philippines 0.3%
BDO Unibank, Inc.
2.95%, 03/06/23 (c)	2,000	2,055
Paraguay 0.3%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (a)	1,700	1,768
Israel 0.2%
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (a)	600	590
5.41%, 12/30/25 (a)	1,095	1,068
		1,658
Thailand 0.1%
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (a)	400	408
2.99%, 01/15/30 (a)	260	271
		679
Jamaica 0.0%
Digicel Group Limited
7.00%, (callable at 125 beginning 07/22/20) (a) (b) (g) (l)	773	54
8.00%, 04/01/25 (a) (g)	559	140
		194
Total Corporate Bonds And Notes (cost $572,237)		562,449
GOVERNMENT AND AGENCY OBLIGATIONS 12.6%
Saudi Arabia 2.4%
Saudi Arabia, Government of
2.90%, 10/22/25 (a)	5,300	5,619
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (c)	7,300	7,400
2.88%, 03/04/23 (c)	3,700	3,857
		16,876

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

107

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Indonesia 2.1%
The Republic of Indonesia, The Government of
3.85%, 10/15/30	13,200	14,669
Peru 1.6%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	3,250	3,392
2.78%, 01/23/31	7,000	7,446
		10,838
Qatar 1.4%
The State of Qatar
3.88%, 04/23/23 (c)	2,500	2,681
3.38%, 03/14/24 (c)	6,500	6,963
		9,644
Panama 1.0%
Government of the Republic of Panama
4.00%, 09/22/24	2,763	2,998
3.75%, 03/16/25	3,837	4,173
		7,171
Dominican Republic 0.8%
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (a)	5,500	4,964
6.40%, 06/05/49 (a)	750	683
		5,647
Philippines 0.8%
The Philippines, Government of
2.46%, 05/05/30	2,700	2,828
2.95%, 05/05/45	2,400	2,501
		5,329
Chile 0.7%
Gobierno de la Republica de Chile
2.45%, 01/31/31	4,700	4,834
United Arab Emirates 0.6%
Abu Dhabi, Government of
2.50%, 04/16/25 (a)	1,700	1,786
3.13%, 04/16/30 (a)	2,400	2,642
		4,428
Mexico 0.6%
Gobierno Federal de los Estados Unidos Mexicanos
4.75%, 04/27/32	2,650	2,902
5.00%, 04/27/51	1,400	1,488
		4,390
Guatemala 0.3%
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (a)	700	771
6.13%, 06/01/50 (a)	900	1,043
		1,814
Ukraine 0.1%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/23 (c)	510	531
Thailand 0.1%
Export-Import Bank of Thailand
1.28%, (3M USD LIBOR + 0.90%), 11/20/23 (c) (d)	473	468
Colombia 0.1%
Presidencia de la Republica de Colombia
5.20%, 05/15/49	400	462
Venezuela 0.0%
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (c) (h) (i) (m)	10,060	263
Total Government And Agency Obligations (cost $87,088)		87,364
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (h) (n)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 5.6%
Investment Companies 4.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (o) (p)	31,951	31,951
	Shares/Par[1]	Value ($)
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (o) (p)	6,630	6,630
Total Short Term Investments (cost $38,581)		38,581
Total Investments 99.7% (cost $697,906)		688,394
Other Assets and Liabilities, Net 0.3%		2,088
Total Net Assets 100.0%		690,482

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $153,199 and 22.2% of the Fund.

(b)   Perpetual security. Next contractual call date presented, if applicable.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e)  All or a portion of the security was on loan as of June 30, 2020.

(f)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h)   Non-income producing security.

(i)  As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(j)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(k)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l)  Convertible security.

(m)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o)  Investment in affiliate.

(p)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 45.5%
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, 2.63%, (1M USD LIBOR + 2.45%), 06/15/33 (a)	2,913	2,453
522 Funding Clo I Ltd
Series 2019-A1-1A, 3.29%, (3M USD LIBOR + 1.39%), 01/18/33 (a)	2,500	2,452
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26	2,846	2,568

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

108

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
AGL CLO Ltd
Series 2020-B-5A, 0.00%, (3M USD LIBOR + 2.78%), 07/22/30 (a)	2,000	1,998
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (a)	4,115	4,143
Allegro CLO VII Ltd
Series 2018-A-1A, 2.32%, (3M USD LIBOR + 1.10%), 06/13/31 (a) (b)	3,000	2,903
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,178	965
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	986	844
AMMC CLO 18, Limited
Series 2016-AR-18A, REMIC, 1.46%, (3M USD LIBOR + 1.10%), 05/27/31 (a)	3,383	3,277
AMSR Trust
Series 2020-B-SFR2, 2.03%, 07/17/37	10,500	10,597
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 2.39%, (3M USD LIBOR + 1.50%), 01/28/31 (a)	2,000	1,942
Anchorage Capital CLO 6 Ltd
Series 2015-AR-6A, 2.49%, (3M USD LIBOR + 1.27%), 07/15/30 (a)	3,000	2,962
Anchorage Capital CLO 9 Ltd
Series 2016-AR-9A, 2.59%, (3M USD LIBOR + 1.37%), 07/15/32 (a)	7,500	7,364
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b)	1,541	1,375
Arbor Multifamily Mortgage Securities Trust
Interest Only, Series 2020-XA-MF1, 1.09%, 05/15/53	49,194	3,559
AREIT Trust
Series 2019-D-CRE3, 2.85%, 07/14/22	4,369	3,627
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 2.72%, (3M USD LIBOR + 1.50%), 10/15/30 (a)	2,750	2,653
Arroyo Mortgage Trust
Series 2019-A3-3, REMIC, 3.42%, 12/25/25	3,510	3,560
Assurant CLO III LTD
Series 2018-A-2A, 2.37%, (3M USD LIBOR + 1.23%), 10/20/31 (a)	4,000	3,905
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 1.22%, (3M USD LIBOR + 0.83%), 11/17/27 (a)	3,646	3,574
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 2.31%, (3M USD LIBOR + 1.09%), 01/15/31 (a)	993	967
Atlas Senior Loan Fund XI Ltd
Series 2018-B-11A, 2.64%, (3M USD LIBOR + 1.65%), 07/26/31 (a) (b)	2,000	1,871
Atrium Hotel Portfolio Trust
Series 2018-D-ATRM, 2.48%, (1M USD LIBOR + 2.30%), 06/15/21 (a)	1,232	1,062
Series 2017-E-ATRM, 3.23%, (1M USD LIBOR + 3.05%), 12/15/36 (a)	1,692	1,258
Series 2018-E-ATRM, REMIC, 3.58%, (1M USD LIBOR + 3.40%), 06/15/21 (a)	2,913	2,167
Avant Loans Funding Trust
Series 2019-A-B, 2.72%, 05/15/21	1,702	1,705
Avery Point VI CLO, Limited
Series 2015-AR-6A, 1.61%, (3M USD LIBOR + 1.05%), 08/05/27 (a) (b)	2,000	1,983
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	726	736
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	636	628
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 3.49%, 05/20/36 (a)	2,834	2,723
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.57%, 05/17/50 (a)	15,781	1,069
Battalion Clo XV Ltd
Series 2020-A1-15A, 3.03%, (3M USD LIBOR + 1.35%), 01/18/33 (a)	5,000	4,912
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (c)	2,283	2,281
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 1.38%, (1M USD LIBOR + 1.20%), 08/15/36 (a)	331	301
	Shares/Par[1]	Value ($)
Series 2017-D-DELC, REMIC, 1.88%, (1M USD LIBOR + 1.70%), 08/15/36 (a)	377	332
Series 2017-E-DELC, REMIC, 2.68%, (1M USD LIBOR + 2.50%), 08/15/36 (a)	759	664
Series 2017-F-DELC, REMIC, 3.68%, (1M USD LIBOR + 3.50%), 08/15/36 (a)	2,138	1,726
Series 2018-F-TALL, REMIC, 3.42%, (1M USD LIBOR + 3.24%), 03/16/37 (a) (c)	4,000	3,160
Interest Only, Series 2017-XA-C1, REMIC, 1.66%, 02/17/50 (a)	22,367	1,563
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a)	425	423
Series 2018-D-CBM, REMIC, 2.58%, (1M USD LIBOR + 2.39%), 07/15/20 (a)	2,753	2,388
Series 2019-E-BWAY, REMIC, 3.04%, (1M USD LIBOR + 2.85%), 11/15/21 (a)	2,715	2,234
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/07/30 (a)	3,283	2,462
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R-IIIA, 2.39%, (3M USD LIBOR + 1.25%), 07/20/29 (a)	2,000	1,976
BFLD Trust
Series 2019-F-DPLO, REMIC, 2.72%, (1M USD LIBOR + 2.54%), 10/15/21 (a)	3,974	3,364
BHMS
Series 2018-C-ATLS, REMIC, 2.08%, (1M USD LIBOR + 1.90%), 07/15/20 (a)	3,131	2,834
Birch Grove CLO Ltd
Series A-19A, 1.80%, (3M USD LIBOR + 1.49%), 06/16/31 (a)	2,500	2,443
BlueMountain CLO XXV Ltd
Series 2019-B-25A, 3.02%, (3M USD LIBOR + 1.80%), 07/15/32 (a)	1,250	1,199
Braemar Hotels & Resorts Trust
Series 2018-E-PRME, REMIC, 2.59%, (1M USD LIBOR + 2.40%), 06/15/35 (a)	2,496	1,956
BRAVO Residential Funding Trust
Series 2019-A2-NQM1, REMIC, 2.89%, 07/25/59	1,349	1,331
BX Commercial Mortgage Trust
Series 2019-D-IMC, REMIC, 2.08%, (1M USD LIBOR + 1.90%), 04/15/21 (a)	1,000	890
Series 2019-F-IMC, REMIC, 3.08%, (1M USD LIBOR + 2.90%), 04/15/21 (a)	5,245	4,354
Series 2018-D-BIOA, REMIC, 1.51%, (1M USD LIBOR + 1.32%), 03/16/37 (a)	810	772
BX Trust
Series 2019-E-MMP, REMIC, 2.08%, (1M USD LIBOR + 1.90%), 08/16/21 (a)	3,784	3,419
Series 2018-E-GW, REMIC, 2.15%, (1M USD LIBOR + 1.97%), 05/15/37 (a)	968	852
Series 2018-F-GW, REMIC, 2.60%, (1M USD LIBOR + 2.42%), 05/15/37 (a)	839	722
Series 2018-G-GW, REMIC, 3.10%, (1M USD LIBOR + 2.92%), 05/15/37 (a)	581	477
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 3.03%, (1M USD LIBOR + 2.85%), 11/18/21 (a)	3,310	2,814
Carbone Clo Ltd
Series 2017-A1-1A, 2.28%, (3M USD LIBOR + 1.14%), 01/21/31 (a) (b)	3,000	2,924
CARLYLE US CLO Ltd
Series 2017-A1A-1A, 2.44%, (3M USD LIBOR + 1.30%), 04/21/31 (a)	999	975
Series 2017-A2-1A, 2.79%, (3M USD LIBOR + 1.65%), 04/21/31 (a)	2,000	1,888
CarVal CLO III Ltd
Series 2019-A-2A, 2.49%, (3M USD LIBOR + 1.35%), 07/20/32 (a)	8,000	7,820
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26	2,998	2,622
Cathedral Lake CLO Ltd
Series 2015-AR-3A, 2.54%, (3M USD LIBOR + 1.32%), 07/16/29 (a)	2,000	1,960
Cathedral Lake II, Ltd.
Series 2015-A1R-2A, 2.53%, (3M USD LIBOR + 1.31%), 07/16/29 (a)	2,000	1,958

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

109

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
CBAM Ltd
Series 2017-B-1A, 2.94%, (3M USD LIBOR + 1.80%), 07/22/30 (a)	1,000	970
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.46%, 05/12/50 (a)	18,102	1,110
CFCRE Mortgage Trust
Interest Only, Series 2017-XA-C8, 1.78%, 06/17/50 (a)	15,883	1,176
Series 2016-C-C4, REMIC, 5.03%, 04/10/26 (a)	2,332	2,251
Interest Only, Series 2016-XA-C3, REMIC, 1.17%, 01/10/48 (a)	4,912	224
Interest Only, Series 2016-XA-C4, REMIC, 1.86%, 05/10/58 (a)	16,594	1,108
CFIP CLO Ltd
Series 2014-AR-1A, 2.63%, (3M USD LIBOR + 1.32%), 07/13/29 (a)	7,500	7,366
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.18%, (1M USD LIBOR + 3.00%), 11/17/36 (a)	761	685
Series 2017-F-CSMO, REMIC, 3.93%, (1M USD LIBOR + 3.74%), 11/17/36 (a)	360	322
Citigroup Commercial Mortgage Trust
Series 2018-E-TBR, 2.98%, (1M USD LIBOR + 2.80%), 12/15/36 (a)	4,739	3,824
Series 2018-F-TBR, 3.83%, (1M USD LIBOR + 3.65%), 12/15/36 (a)	4,510	3,514
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	828	780
Interest Only, Series 2014-XA-GC19, REMIC, 1.32%, 03/12/47 (a)	26,360	923
Interest Only, Series 2014-XA-GC21, REMIC, 1.34%, 05/10/47 (a)	25,247	938
Interest Only, Series 2015-XA-GC35, REMIC, 0.99%, 11/10/48 (a)	3,918	111
Interest Only, Series 2016-XA-GC36, REMIC, 1.42%, 02/12/49 (a)	4,132	219
Interest Only, Series 2016-XA-GC37, REMIC, 1.91%, 04/12/49 (a)	4,239	324
Interest Only, Series 2016-XA-P3, REMIC, 1.86%, 04/16/49 (a)	6,968	466
Interest Only, Series 2016-XA-P5, REMIC, 1.65%, 10/13/49 (a)	11,075	683
Interest Only, Series 2017-XA-P7, REMIC, 1.28%, 04/15/50 (a)	13,573	744
Citigtoup Mortgage Loan Trust
Series 2018-A1-C, 4.13%, 03/25/59	9,058	8,887
Series 2019-A1-E, 3.23%, 11/25/70 (c)	8,081	8,082
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (c)	13,748	13,776
Citimortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,118	1,124
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	1,339	1,318
CLNC Ltd
Series 2019-D-FL1, 3.07%, 04/19/26	3,000	2,416
COMM Mortgage Trust
Series 2018-D-HCLV, 2.36%, (1M USD LIBOR + 2.18%), 09/15/20 (a)	197	174
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (a)	306	302
Series 2016-C-CR28, REMIC, 4.80%, 12/12/25 (a)	405	371
Interest Only, Series 2013-XA-CR12, REMIC, 1.29%, 10/15/46 (a)	32,695	1,025
Interest Only, Series 2014-XA-UBS3, REMIC, 1.23%, 06/12/47 (a)	31,306	1,104
Interest Only, Series 2015-XA-CR26, REMIC, 1.08%, 10/10/48 (a)	4,877	191
Series 2015-C-CC25, REMIC, 4.69%, 08/12/25 (a)	2,252	2,087
Interest Only, Series 2015-XA-LC21, REMIC, 0.85%, 07/10/48 (a)	18,879	531
Interest Only, Series 2015-XA-CR25, REMIC, 0.99%, 08/12/48 (a)	20,854	729
Interest Only, Series 2015-XA-CR27, REMIC, 1.21%, 10/13/48 (a)	11,038	440
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40	1,214	1,218
	Shares/Par[1]	Value ($)
CPS Auto Receivables Trust
Series 2019-A-B, 2.89%, 09/15/20	601	603
Credit Acceptance Auto Loan Trust
Series 2017-A-2A, 2.55%, 08/15/20	14	14
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.81%, 01/15/49 (a)	3,500	3,500
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	889	855
Credit Suisse Mortgage Trust
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (a)	1,799	1,756
Series 2017-E-CHOP, REMIC, 3.48%, (1M USD LIBOR + 3.30%), 07/15/32 (a)	2,125	1,712
Crown Point CLO 6 Ltd
Series 2018-A1-6A, 2.31%, (3M USD LIBOR + 1.17%), 10/20/28 (a)	4,948	4,891
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.73%, 11/18/25 (a)	309	298
CSMC Trust
Series 2019-A1-RPL9, 3.11%, 10/25/59 (a)	409	396
Series 2020-A12-RPL2, 4.00%, 02/25/60	5,082	5,095
Series 2019-F-ICE4, REMIC, 2.83%, (1M USD LIBOR + 2.65%), 05/17/21 (a)	3,398	3,211
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	9,656	9,601
Series 2019-A1-RPL2, REMIC, 3.89%, 11/25/58 (c)	4,516	4,433
Series 2019-A1-RP10, REMIC, 3.16%, 12/25/59 (a)	12,072	11,988
CVP CLO Ltd
Series 2017-A-1A, 2.48%, (3M USD LIBOR + 1.34%), 07/22/30 (a)	7,500	7,334
Series 2017-A-2A, 2.33%, (3M USD LIBOR + 1.19%), 01/21/31 (a) (b)	10,000	9,725
DBGS Mortgage Trust
Series 2018-F-BIOD, REMIC, 2.18%, (1M USD LIBOR + 2.00%), 05/15/35 (a) (c)	3,154	2,864
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.50%, 03/12/26 (a)	801	707
Interest Only, Series 2016-XA-C1, REMIC, 1.60%, 05/12/49 (a)	13,228	797
DBUBS Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.65%, 10/11/24 (a)	3,430	3,315
Deephaven Residential Mortgage Trust
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a)	1,128	1,122
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a)	1,128	1,116
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (a)	234	235
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.48%, (1M USD LIBOR + 0.30%), 09/25/47 (a)	1,405	1,268
DT Auto Owner Trust
Series 2019-A-2A, 2.85%, 12/15/20	455	450
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 02/25/26	796	796
Elevation CLO, Ltd.
Series 2018-A1-9A, 2.34%, (3M USD LIBOR + 1.12%), 07/15/31 (a)	6,000	5,758
Elmwood CLO II Ltd
Series 2019-A-2A, 2.59%, (3M USD LIBOR + 1.45%), 04/21/31 (a)	5,000	4,956
Series 2019-B-2A, 3.24%, (3M USD LIBOR + 2.10%), 04/21/31 (a)	2,500	2,442
Elmwood CLO IV Ltd
Series 2020-A-1A, 2.47%, (3M USD LIBOR + 1.24%), 04/15/33 (a)	2,500	2,440
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 08/15/20	1,179	1,185
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 12/15/24	2,485	2,508
Fountainbleu Miami Beach Trust
Series 2019-F-FBLU, 4.09%, 12/12/24	2,682	2,201
Series 2019-G-FBLU, 4.09%, 12/12/24	4,081	2,945
Freed ABS Trust
Series 2019-A-1, 3.42%, 06/18/26	429	429

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

110

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Galaxy XXII CLO Ltd
Series 2016-A2R-22A, 2.03%, (3M USD LIBOR + 0.85%), 07/17/28 (a) (b)	5,000	4,919
GCAT LLC
Series 2019-A1-2, 3.47%, 06/27/22 (c)	211	210
Gilbert Park CLO Ltd
Series 2017-A-1A, 2.41%, (3M USD LIBOR + 1.19%), 10/15/30 (a)	3,000	2,948
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/38	2,352	2,274
GLS Auto Receivables Trust
Series 2018-A-3A, 3.35%, 08/15/22	361	363
Series 2019-A-2A, 3.06%, 04/17/23	1,180	1,192
Series 2020-A-2A, 1.58%, 08/15/24	3,500	3,501
Great Wolf Trust
Series 2019-A-WOLF, REMIC, 1.22%, (1M USD LIBOR + 1.03%), 12/15/21 (a) (c)	3,075	2,948
Series 2019-F-WOLF, REMIC, 3.31%, (1M USD LIBOR + 3.13%), 12/15/21 (a)	4,283	3,607
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 2.58%, (1M USD LIBOR + 2.40%), 02/15/25 (a)	3,777	3,400
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 2.32%, (3M USD LIBOR + 1.18%), 10/20/31 (a) (b)	3,000	2,925
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 2.06%, (1M USD LIBOR + 1.87%), 06/15/21 (a)	3,605	3,366
Series 2018-G-RIVR, REMIC, 2.78%, (1M USD LIBOR + 2.60%), 07/15/20 (a)	2,000	1,380
Series 2018-E-LUAU, REMIC, 2.73%, (1M USD LIBOR + 2.55%), 11/16/20 (a)	3,342	2,865
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	3,490	3,526
GS Mortgage Securities Trust
Series 2019-E-SMP, 3.41%, (1M USD LIBOR + 2.60%), 08/21/21 (a)	4,000	3,091
Interest Only, Series 2017-XA-GS6, 1.18%, 05/12/50 (a)	22,957	1,313
Interest Only, Series 2017-XA-GS8, 1.12%, 11/11/50 (a)	32,465	1,727
Interest Only, Series 2015-XA-GC34, REMIC, 1.42%, 10/10/25 (a)	3,229	162
Interest Only, Series 2014-XA-GC24, REMIC, 0.87%, 09/10/47 (a)	9,249	235
Series 2014-D-GC26, REMIC, 4.66%, 11/10/47 (a)	2,038	1,276
Interest Only, Series 2015-XA-GS1, REMIC, 0.92%, 11/10/48 (a)	5,512	194
GS Mortgage-Backed Securities Trust
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59	4,092	4,123
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 2.04%, (3M USD LIBOR + 0.90%), 10/18/27 (a) (b)	4,628	4,567
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	4,421	4,493
Hayfin Kingsland IX Ltd
Series 2018-AR-9A, 2.04%, (3M USD LIBOR + 1.15%), 04/28/31 (a)	4,000	3,909
Highbridge Loan Management Ltd
Series 3A-2014-CR, 4.74%, (3M USD LIBOR + 3.60%), 07/18/29 (a)	1,900	1,766
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	2,665	2,404
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b)	7,859	6,795
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, 3.33%, (1M USD LIBOR + 3.15%), 11/15/21 (a)	2,922	2,403
IMT Trust
Series 2017-EFL-APTS, 2.33%, (1M USD LIBOR + 2.15%), 06/15/34 (a)	652	562
Series 2017-FFL-APTS, 3.03%, (1M USD LIBOR + 2.85%), 06/15/34 (a)	652	539
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	712	737
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,283	875
	Shares/Par[1]	Value ($)
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-E-MFP, 2.35%, (1M USD LIBOR + 2.16%), 07/15/21 (a)	2,438	2,234
Series 2019-F-MFP, 3.18%, (1M USD LIBOR + 3.00%), 07/15/21 (a)	2,160	1,933
Series 2018-E-AON, 4.61%, 07/10/23 (a)	3,103	3,057
Series 2019-C-UES, 4.34%, 05/07/24	1,177	1,164
Series 2019-D-UES, 4.60%, 05/07/24 (a)	1,205	1,163
Series 2019-E-UES, 4.60%, 05/07/24 (a)	1,406	1,336
Series 2019-F-UES, 4.60%, 05/07/24 (a)	1,476	1,313
Series 2019-G-UES, 4.60%, 05/07/24 (a)	1,612	1,338
Series 2018-C-LAQ, 1.78%, (1M USD LIBOR + 1.60%), 06/15/35 (a)	3,966	3,589
Series 2018-D-LAQ, 2.28%, (1M USD LIBOR + 2.10%), 06/15/35 (a)	1,574	1,377
Series 2018-E-LAQ, 3.18%, (1M USD LIBOR + 3.00%), 06/15/35 (a)	504	428
Series 2011-D-C5, REMIC, 5.61%, 09/17/21 (a)	2,400	1,693
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23	3,141	2,995
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	210	161
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,782
Jamestown CLO Ltd
Series 2018-A1-6RA, 2.14%, (3M USD LIBOR + 1.15%), 04/25/30 (a) (b)	1,000	978
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	5,835	5,541
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a)	2,356	2,074
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.80%, 10/15/25 (a)	366	322
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	359	342
Series 2014-D-C23, REMIC, 4.12%, 09/17/24 (a)	2,274	1,722
Series 2015-B-C28, REMIC, 3.99%, 03/17/25	3,275	3,070
Interest Only, Series 2015-XA-C32, REMIC, 1.47%, 11/18/48 (a)	12,586	388
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 1.23%, 01/15/49 (a)	4,769	151
Interest Only, Series 2016-XA-JP4, REMIC, 0.82%, 12/17/49 (a)	17,458	502
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.82%, 06/17/49 (a)	33,983	1,904
Kabbage Asset Securitization LLC
Series 2019-A-1, 3.83%, 03/15/22	2,523	2,486
Kayne CLO 7 Ltd
Series 2020-A1-7A, 2.36%, (3M USD LIBOR + 1.20%), 04/18/33 (a)	5,000	4,875
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (b)	1,770	1,542
Kingsland VIII Ltd
Series 2018-A-8A, 2.26%, (3M USD LIBOR + 1.12%), 04/21/31 (a)	4,000	3,891
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	2,615
LCM XVII Limited Partnership
Series A2RR-17A, 2.37%, (3M USD LIBOR + 1.15%), 10/15/31 (a)	5,000	4,845
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (c)	4,377	4,453
Series 2019-A1-GS4, 3.44%, 05/25/21 (c)	3,567	3,436
Series 2020-A1-GS4, 3.25%, 11/25/21 (c)	5,265	5,212
Series 2018-A1-GS2, 4.00%, 04/25/58 (c)	4,993	5,037
Series 2019-A1-GS1, REMIC, 4.00%, 02/25/21 (c)	4,036	3,921
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (c)	9,301	9,133
Series 2017-A1-GS1, REMIC, 3.50%, 01/25/57 (c)	3,400	3,379
Series 2018-A1-GS1, REMIC, 4.00%, 03/25/58 (c)	4,260	4,303
Lendingpoint Asset Securitization Trust
Series 2019-A-1, 3.15%, 01/15/21	947	949

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

111

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 1.99%, 03/12/49 (a)	15,106	733
Luna Aircraft Ltd
Series 2020-A-1A, 3.38%, 02/15/45	4,867	4,443
Madison Park Funding X Ltd
Series 2012-BR2-10A, 2.94%, (3M USD LIBOR + 1.80%), 01/22/29 (a)	840	826
Madison Park Funding XXXI Ltd
Series 2018-B-31A, 2.74%, (3M USD LIBOR + 1.70%), 01/23/31 (a)	1,000	968
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.24%, (3M USD LIBOR + 0.87%), 11/22/27 (a)	4,567	4,468
Marble Point CLO XI Ltd
Series 2017-A-2A, 2.40%, (3M USD LIBOR + 1.18%), 12/18/30 (a) (b)	2,000	1,942
Marble Point CLO XV Ltd
Series 2019-A1-1A, 2.46%, (3M USD LIBOR + 1.42%), 07/23/32 (a)	3,000	2,935
Marlette Funding Trust
Series 2019-A-2A, 3.13%, 11/15/21	916	896
MBRT
Series 2019-F-MBR, 3.36%, 11/17/36	2,350	2,042
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-D-C27, REMIC, 3.24%, 11/15/25	297	175
Series 2015-C-C27, REMIC, 4.68%, 11/15/25 (a)	207	183
Series 2016-C-C29, REMIC, 4.90%, 04/17/26 (a)	2,371	2,146
Interest Only, Series 2014-XA-C15, REMIC, 1.13%, 04/17/47 (a)	13,363	381
Interest Only, Series 2016-XA-C28, REMIC, 1.35%, 01/15/49 (a)	4,006	193
Series 2018-D-SUN, REMIC, 1.83%, (1M USD LIBOR + 1.65%), 07/15/20 (a)	899	809
Series 2018-F-SUN, REMIC, 2.73%, (1M USD LIBOR + 2.55%), 07/15/20 (a)	1,342	1,174
Series 2018-G-SUN, REMIC, 3.23%, (1M USD LIBOR + 3.05%), 07/15/20 (a)	899	751
Series 2014-C-C17, REMIC, 4.66%, 07/17/24 (a)	1,240	1,151
Morgan Stanley Capital I Inc
Series 2019-F-NUGS, REMIC, 4.34%, (1M USD LIBOR + 2.84%), 12/15/36 (a)	4,283	3,448
Morgan Stanley Capital I Trust
Series 2017-F-CLS, 2.78%, (1M USD LIBOR + 2.60%), 11/15/34 (a)	3,371	3,234
Interest Only, Series 2017-XA-H1, 1.59%, 06/17/50 (a)	26,100	1,670
Interest Only, Series 2015-XA-UBS8, REMIC, 1.03%, 12/15/48 (a)	4,686	185
Mosaic Solar Loan Trust
Series 2020-A-1A, 2.10%, 04/20/26	700	704
Series 2020-B-1A, 3.10%, 04/20/26	6,600	6,658
Motel 6 Trust
Series 2017-A-MTL6, 1.10%, (1M USD LIBOR + 0.92%), 08/15/34 (a)	371	361
Series 2017-D-MTL6, REMIC, 2.33%, (1M USD LIBOR + 2.15%), 08/15/34 (a)	1,898	1,769
Series 2017-F-MTL6, REMIC, 4.43%, (1M USD LIBOR + 4.25%), 08/15/34 (a)	2,495	2,151
MP CLO IV Ltd
Series 2013-ARR-2A, 2.27%, (3M USD LIBOR + 1.28%), 07/25/29 (a)	7,500	7,314
MP CLO VIII Ltd
Series 2015-AR-2A, 1.80%, (3M USD LIBOR + 0.91%), 10/28/27 (a)	2,819	2,768
Nassau Ltd
Series 2018-A-IA, 2.37%, (3M USD LIBOR + 1.15%), 07/15/31 (a)	5,000	4,770
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, 2.38%, (1M USD LIBOR + 2.20%), 06/15/22 (a)	3,129	2,831
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25	3,000	2,997
NLY 2019-FL2 Issuer Ltd.
Series 2019-B-FL2, 2.08%, (1M USD LIBOR + 1.90%), 01/15/23 (a)	3,226	2,963
	Shares/Par[1]	Value ($)
Oaktown Re III Ltd
Series 2019-M1A-1A, 1.58%, (1M USD LIBOR + 1.40%), 07/25/24 (a)	151	151
Ocean Trails CLO V
Series 2014-ARR-5A, 2.59%, (3M USD LIBOR + 1.28%), 10/14/31 (a) (b)	4,975	4,813
OFSI BSL IX, Ltd.
Series 2018-A-1A, 2.37%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (b)	8,000	7,705
One Market Plaza Trust
Series 2017-E-1MKT, REMIC, 4.14%, 02/10/24	3,437	3,426
Oxford Finance Funding LLC
Series 2020-A2-1, 3.10%, 12/15/24	3,500	3,542
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.56%, (3M USD LIBOR + 1.20%), 08/25/31 (a) (b)	4,500	4,396
PFP Ltd
Series 2019-B-5, REMIC, 1.83%, (1M USD LIBOR + 1.65%), 04/16/36 (a)	1,052	954
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (c)	2,184	2,163
Series 2020-A1-NPL1, REMIC, 2.86%, 03/01/23 (a) (c)	13,555	13,329
PRPM, LLC
Series 2019-A1-1A, 4.50%, 01/25/22 (c)	10,422	10,509
Radnor Ltd
Series 2019-M1A-2, 1.38%, (1M USD LIBOR + 1.20%), 06/25/21 (a)	200	200
Residential Accredit Loans, Inc.
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,199	1,085
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	793	730
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	5,930	5,037
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (b)	5,000	5,111
Short-Term Investments Trust
Interest Only, Series 2018-XCP-SELF, 0.00%, 07/21/20 (a)	77,520	—
Sierra Receivables Funding Co LLC
Series 2016-A-3A, 2.43%, 05/20/24	1,151	1,140
SoFi Consumer Loan Program LLC
Series 2016-A-1, 3.26%, 07/25/21	584	587
Series 2017-A-3, 2.77%, 03/25/22	190	191
Series 2017-A2-5, 2.78%, 04/25/22	584	584
Series 2017-A-1, 3.28%, 01/26/26	90	90
Series 2017-A-2, 3.28%, 02/25/26	75	75
SoFi Consumer Loan Program Trust
Series 2019-A-1, 3.24%, 04/25/22	1,185	1,194
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40	1,252	1,266
Sound Point CLO, Ltd.
Series 2015-A-1RA, 2.58%, (3M USD LIBOR + 1.36%), 04/15/30 (a)	3,500	3,430
Series 2013-A-3RA, 2.29%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (b)	1,500	1,443
Series 2018-A1A-21, 2.17%, (3M USD LIBOR + 1.18%), 10/27/31 (a) (b)	3,000	2,887
Series 2019-A-1A, 2.51%, (3M USD LIBOR + 1.37%), 01/20/32 (a)	2,500	2,426
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22	398	400
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	727	657
Steele Creek CLO Ltd
Series 2015-AR-1A, 1.63%, (3M USD LIBOR + 1.26%), 05/21/29 (a)	4,000	3,920
Series 2017-A-1A, 2.47%, (3M USD LIBOR + 1.25%), 10/15/30 (a)	1,000	966
Series 2014-A-1RA, 2.18%, (3M USD LIBOR + 1.07%), 04/21/31 (a)	2,550	2,462
Series 2016-1A, 1.43%, (3M USD LIBOR + 1.12%), 06/16/31 (a) (b)	2,500	2,370
Series 2018-A-2A, 1.59%, (3M USD LIBOR + 1.20%), 08/18/31 (a)	2,000	1,918

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

112

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2019-B-1A, 3.42%, (3M USD LIBOR + 2.20%), 04/15/32 (a)	4,000	3,704
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 4.03%, 12/25/35 (a)	1,505	1,398
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	2,661	2,159
STWD, Ltd.
Series 2019-D-FL1, 2.54%, (1M USD LIBOR + 2.35%), 02/15/25 (a)	2,494	2,313
Symphony CLO XV Ltd
Series 2014-AR2-15A, REMIC, 2.39%, (3M USD LIBOR + 1.26%), 01/20/32 (a)	2,000	1,952
Tal Advantage VI LLC
Series 2017-A-1A, 4.50%, 04/20/27	5,423	5,409
Tesla Auto Lease Trust
Series 2019-D-A, 3.37%, 01/20/23	1,500	1,505
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, 3.37%, (1M USD LIBOR + 3.18%), 11/13/34 (a)	2,244	1,845
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 2.36%, (3M USD LIBOR + 1.14%), 01/15/31 (a)	4,250	4,128
Series 2019-B-3A, 3.32%, (3M USD LIBOR + 2.10%), 04/15/31 (a)	2,000	1,913
Toorak Mortgage Corp Ltd
Series 2020-A1-1, 2.73%, 03/25/23 (c)	10,000	9,691
UBS Commercial Mortgage Trust
Series 2018-C-C8, 4.86%, 02/17/28 (a)	1,858	1,704
Interest Only, Series 2018-XA-C8, 1.04%, 02/17/51 (a)	26,815	1,247
Interest Only, Series 2017-XB-C1, REMIC, 1.05%, 06/17/50 (a)	25,883	1,443
Upgrade Receivables Trust
Series 2019-A-1A, 3.48%, 03/15/25	239	238
Upstart Pass-Through Trust
Series 2020-A-ST1, 3.75%, 02/20/28	4,000	3,938
Upstart Securitization Trust
Series 2019-A-2, 2.90%, 09/20/21	1,406	1,411
Series 2019-B-1, 4.19%, 04/20/26	802	789
Series 2020-A-1, 2.32%, 04/22/30	2,840	2,841
Series 2020-B-1, 3.09%, 04/22/30	1,500	1,394
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	2,214	2,299
Series 2019-A2-1A, 3.19%, 07/15/24	1,983	2,014
Velocity Commercial Capital Loan Trust
Series 2018-A-2, REMIC, 4.05%, 09/25/24	2,001	2,075
Series 2019-A-2, REMIC, 3.13%, 06/25/25	8,171	8,197
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.92%, (3M USD LIBOR + 1.55%), 08/28/29 (a)	2,750	2,575
Venture XXIX CLO Ltd
Series 2017-A-29A, 1.67%, (3M USD LIBOR + 1.28%), 09/09/30 (a)	4,000	3,876
VERDE CLO
Series 2019-A-1A, 2.57%, (3M USD LIBOR + 1.35%), 04/15/32 (a)	3,755	3,671
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL9, 3.33%, 10/25/22 (c)	2,533	2,527
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (c)	6,554	6,526
Verus Securitization Trust
Series 2018-A2-2, REMIC, 3.78%, 07/25/58	779	783
Series 2018-A3-2, REMIC, 3.83%, 07/25/58	909	912
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60	2,500	2,599
Vibrant Clo Ltd
Series 2018-A1-10A, 2.34%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (b)	3,000	2,892
Volt LXXX, LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (c)	7,733	7,693
Volt LXXXIV, LLC
Series 2019-A1A-NP10, 3.43%, 11/25/22	910	907
Volt LXXXIX, LLC
Series 2020-A1A-NPL5, REMIC, 2.98%, 02/25/23 (c)	3,224	3,193
	Shares/Par[1]	Value ($)
Volt LXXXV, LLC
Series 2020-A1A-NPL1, REMIC, 3.23%, 12/26/22 (c)	1,697	1,686
Volt LXXXVII, LLC
Series 2020-A1A-NPL3, 2.98%, 01/25/23 (c)	1,788	1,771
Washington Mutural Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 0.68%, (1M USD LIBOR + 0.34%), 02/25/36 (a)	14,984	12,486
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	4,779	4,361
Wellfleet CLO Ltd
Series 2018-A1-2A, 2.34%, (3M USD LIBOR + 1.20%), 10/20/31 (a)	4,500	4,371
Series 2020-A1A-!, 2.54%, (3M USD LIBOR + 1.31%), 04/15/33 (a)	5,000	4,886
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	767	717
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2017-XA-C38, 1.20%, 07/15/50 (a)	25,922	1,391
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24	98	60
Interest Only, Series 2015-XA-C31, REMIC, 1.14%, 07/15/25 (a)	4,158	181
Series 2015-D-NXS4, REMIC, 3.82%, 11/18/25 (a)	375	299
Series 2015-C-NXS4, REMIC, 4.82%, 11/18/25 (a)	310	300
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	403
Interest Only, Series 2015-XA-P2, REMIC, 1.12%, 12/15/48 (a)	4,945	172
Series 2015-C-LC22, REMIC, 4.69%, 09/15/58 (a)	302	281
Interest Only, Series 2016-XA-C33, REMIC, 1.87%, 03/17/59 (a)	2,589	162
Series 2018-C-C47, REMIC, 5.10%, 10/17/28 (a)	344	328
Interest Only, Series 2020-XA-C55, REMIC, 1.44%, 02/18/53 (a)	37,505	3,531
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	490	487
Series 2007-A1-AR4, REMIC, 4.56%, 08/25/37 (a)	462	425
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	2,925	3,038
WFRBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.88%, 12/17/46 (a)	51,074	950
Interest Only, Series 2014-XA-C19, REMIC, 1.19%, 03/15/47 (a)	42,222	1,121
Interest Only, Series 2014-XA-C21, REMIC, 1.19%, 08/15/47 (a)	2,650	84
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28	2,966	2,220
Total Non-U.S. Government Agency Asset-Backed Securities (cost $865,028)		824,242
GOVERNMENT AND AGENCY OBLIGATIONS 28.3%
U.S. Treasury Note 20.1%
Treasury, United States Department of
2.63%, 05/15/21	90,000	91,912
1.50%, 09/30/21	90,300	91,781
1.38%, 01/31/22	36,000	36,686
0.13%, 05/15/23	51,700	51,619
2.25%, 12/31/23	86,050	92,194
		364,192
Collateralized Mortgage Obligations 4.6%
Federal Home Loan Mortgage Corporation
Series F1-264, 0.73%, (1M USD LIBOR + 0.55%), 07/15/42 (a)	2,024	2,029
Series F3-317, 0.70%, (1M USD LIBOR + 0.52%), 11/15/43 (a)	3,149	3,158
Series HA-4582, REMIC, 3.00%, 09/15/45	2,574	2,785
Series QA-4060, REMIC, 1.50%, 09/15/26	1,850	1,863
Series AN-4030, REMIC, 1.75%, 04/15/27	3,615	3,658
Series CD-4484, REMIC, 1.75%, 07/15/30	2,853	2,896
Series BA-4642, REMIC, 3.00%, 02/15/41	3,629	3,664
Series A-4734, REMIC, 3.00%, 07/15/42	3,059	3,085

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

113

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series FA-4125, REMIC, 0.53%, (1M USD LIBOR + 0.35%), 11/15/42 (a)	3,790	3,789
Series Z-4171, REMIC, 3.00%, 02/15/43	6,065	6,173
Series LA-4738, REMIC, 3.00%, 11/15/43	3,672	3,718
Series EA-4824, REMIC, 4.50%, 02/15/45	1,346	1,367
Series CF-4750, REMIC, 0.53%, (1M USD LIBOR + 0.35%), 01/15/48 (a)	6,666	6,633
Federal National Mortgage Association, Inc.
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	3,618	3,769
Series 2014-AF-73, REMIC, 0.63%, (1M USD LIBOR + 0.45%), 11/25/44 (a)	4,314	4,325
Series 2018-FA-77, REMIC, 0.48%, (1M USD LIBOR + 0.30%), 10/25/48 (a)	4,921	4,904
Government National Mortgage Association
Series 2008-FT-9, REMIC, 0.91%, (1M USD LIBOR + 0.72%), 02/20/38 (a)	1,440	1,463
Series 2011-FJ-156, REMIC, 0.59%, (1M USD LIBOR + 0.40%), 04/20/40 (a)	3,579	3,589
Series 2010-FA-116, REMIC, 0.79%, (1M USD LIBOR + 0.60%), 09/20/40 (a)	3,791	3,827
Series 2016-UD-136, REMIC, 3.00%, 04/20/45	11,542	11,801
Series 2019-FK-42, REMIC, 0.64%, (1M USD LIBOR + 0.45%), 04/20/49 (a)	3,802	3,815
		82,311
Mortgage-Backed Securities 2.5%
Federal Home Loan Mortgage Corporation
2.50%, 06/01/35	27,838	29,141
Federal National Mortgage Association, Inc.
2.00%, 06/01/35	12,039	12,453
3.88%, (1Y USD LIBOR + 1.63%), 11/01/42 (a)	1,114	1,146
2.71%, (1Y USD LIBOR + 1.67%), 05/01/44 (a)	2,805	2,903
		45,643
Sovereign 1.1%
Abu Dhabi, Government of
2.50%, 04/16/25 (b)	900	945
Banco del Estado de Chile
3.88%, 02/08/22 (d)	600	622
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	1,000	1,044
Export-Import Bank of India
3.13%, 07/20/21 (d)	1,000	1,007
Export-Import Bank of Thailand
1.28%, (3M USD LIBOR + 0.90%), 11/20/23 (a) (d)	400	396
1.21%, (3M USD LIBOR + 0.85%), 05/23/24 (a) (d)	400	393
Gobierno Federal de los Estados Unidos Mexicanos
3.90%, 04/27/25	1,400	1,494
Ministry of Diwan Amiri Affairs
4.50%, 01/20/22 (d)	500	526
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo
3.38%, 11/05/20 (d)	900	899
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.30%, 11/21/22 (d)	200	206
3.75%, 03/01/23 (d)	800	836
Presidência Da República Federativa Do Brasil
2.88%, 06/06/25	800	791
Presidencia de la Republica de Colombia
4.38%, 07/12/21	2,500	2,569
Presidencia de la República de Colombia
2.63%, 03/15/23	300	303
Presidencia de la Republica Dominicana
7.50%, 05/06/21 (d)	1,467	1,505
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (d)	1,700	1,723
2.88%, 03/04/23 (d)	1,700	1,772
The State of Qatar
2.38%, 06/02/21 (d)	1,300	1,316
Wakala Global Sukuk Berhad
4.65%, 07/06/21 (d)	500	518
		18,865
	Shares/Par[1]	Value ($)
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (a)	12,152	325
Total Government And Agency Obligations (cost $506,521)		511,336
CORPORATE BONDS AND NOTES 14.6%
Financials 6.8%
AerCap Ireland Limited
4.63%, 10/30/20	1,404	1,409
American Express Company
1.02%, (3M USD LIBOR + 0.65%), 02/27/23 (a)	1,560	1,564
ANZ New Zealand (Int'l) Limited
1.90%, 02/13/23 (b)	1,395	1,432
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	1,570	1,480
B3 S.A. - Brasil, Bolsa, Balcao
5.50%, 07/16/20 (d)	600	600
Banco Bradesco S.A.
5.90%, 01/16/21 (d)	2,500	2,537
2.85%, 01/27/23 (b)	900	890
Banco de Credito del Peru
6.13%, 04/24/27 (d)	700	741
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (d)	550	547
Banco do Brasil S.A
8.50%, (callable at 100 beginning 10/20/20) (d) (e)	1,600	1,610
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (d) (e)	2,500	2,403
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (a) (d)	2,700	2,628
Banco Santander México S.A., Institución De Banca Múltiple, Grupo Financiero Santander México
4.13%, 11/09/22 (d)	750	781
5.38%, 04/17/25 (b)	200	219
5.95%, 10/01/28 (b)	300	307
Banco Santander-Chile
2.50%, 12/15/20 (d)	250	251
Bangkok Bank Public Company Limited
4.80%, 10/18/20 (d)	1,300	1,314
3.88%, 09/27/22 (d)	600	629
Banistmo S.A.
3.65%, 09/19/22 (d)	2,500	2,499
3.65%, 09/19/22 (b)	500	500
Bank of America Corporation
1.12%, (3M USD LIBOR + 0.79%), 03/05/24 (a)	3,001	2,990
Bank of the Philippine Islands
2.50%, 09/10/24 (d)	900	913
Barclays PLC
2.65%, 01/11/21	3,215	3,240
BBVA Bancomer, S.A.
6.75%, 09/30/22 (d)	500	534
5.35%, 11/12/29 (d)	200	194
BDO Unibank, Inc.
2.95%, 03/06/23 (d)	2,250	2,311
BPCE
2.38%, 01/14/25 (b)	1,125	1,163
BTG Pactual Holding S.A.
7.75%, 02/15/29 (b)	400	405
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (d)	1,100	1,117
Capital One Financial Corporation
2.40%, 10/30/20	1,430	1,435
3.20%, 01/30/23	200	211
China National Petroleum Corporation
4.50%, 04/28/21 (d)	500	513
3.95%, 04/19/22 (d)	2,000	2,095
Citigroup Inc.
2.75%, 04/25/22	965	1,001
2.31%, 11/04/22	480	490
1.37%, (3M USD LIBOR + 1.02%), 06/01/24 (a)	1,705	1,700

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

114

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
CNPC General Capital Ltd.
3.40%, 04/16/23 (d)	1,000	1,056
Commonwealth Bank of Australia
2.75%, 03/10/22 (b)	1,418	1,470
Continental Senior Trust
5.00%, 08/26/22 (d)	1,700	1,798
Credicorp Ltd.
2.75%, 06/17/25 (b)	400	398
Credit Suisse Group AG
1.56%, (3M USD LIBOR + 1.24%), 06/12/24 (a) (b)	1,630	1,637
Daimler Finance North America LLC
2.30%, 02/12/21 (b)	1,205	1,213
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (d) (e)	2,400	2,406
2.85%, 04/16/22 (d)	300	309
Ena Norte SA
4.95%, 04/25/23 (d)	1,241	1,225
Global Bank Corporation
4.50%, 10/20/21 (d)	700	715
4.50%, 10/20/21 (b)	500	510
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (d)	500	506
Gruposura Finance S.A.
5.70%, 05/18/21 (d)	2,000	2,060
HSBC Holdings PLC
1.39%, (3M USD LIBOR + 1.00%), 05/18/24 (a)	1,580	1,574
Industrial Senior Trust
5.50%, 11/01/22 (d)	700	705
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (d) (f)	380	351
Itau Unibanco Holding S.A.
5.75%, 01/22/21 (d)	1,500	1,525
6.20%, 12/21/21 (d)	400	418
J.P. Morgan Chase & Co.
3.21%, 04/01/23	1,665	1,733
Macquarie Bank Limited
2.10%, 10/17/22 (b)	1,730	1,773
Malayan Banking Berhad
3.91%, 10/29/26 (a) (d)	3,100	3,154
Marsh & Mclennan Companies, Inc.
1.51%, (3M USD LIBOR + 1.20%), 12/29/21 (a)	1,275	1,275
Mitsubishi UFJ Financial Group Inc
1.85%, (3M USD LIBOR + 0.86%), 07/26/23 (a)	3,195	3,183
Mizuho Financial Group Inc
1.12%, (3M USD LIBOR + 0.79%), 03/05/23 (a)	3,265	3,247
Morgan Stanley
2.03%, (3M USD LIBOR + 0.93%), 07/22/22 (a)	3,060	3,079
Multibank, Inc.
4.38%, 11/09/22 (d)	1,600	1,600
National Securities Clearing Corporation
1.20%, 04/23/23 (b)	685	695
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (d)	500	542
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (d) (f)	812	748
Petrobras International Finance Co
5.38%, 01/27/21	400	407
PNC Bank, National Association
2.45%, 11/05/20	485	488
2.03%, 12/09/22	425	434
PNC FUNDING CORP
3.30%, 03/08/22	575	600
Prudential Financial, Inc.
4.50%, 11/15/20	730	741
3.50%, 05/15/24	2,845	3,144
Santander UK Group Holdings PLC
2.50%, 01/05/21	2,025	2,046
2.10%, 01/13/23 (g)	1,125	1,160
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (d)	1,200	1,228
Sinochem Overseas Capital Co., Ltd.
4.50%, 11/12/20 (d)	700	705
	Shares/Par[1]	Value ($)
Sparc EM SPC
0.00%, 12/05/22 (b) (f)	634	611
SPARC Limited
0.00%, 12/05/22 (d) (f)	1,902	1,832
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	3,170	3,223
Synchrony Financial
3.75%, 08/15/21	1,615	1,647
The Goldman Sachs Group, Inc.
2.35%, 11/15/21	2,240	2,255
The Royal Bank of Scotland Group Public Limited Company
1.85%, (3M USD LIBOR + 1.55%), 06/25/24 (a)	1,355	1,352
The Toronto-Dominion Bank
3.25%, 06/11/21	1,550	1,592
0.54%, (SOFR + 0.48%), 01/27/23 (a) (g)	835	828
Truist Financial Corporation
2.20%, 03/16/23	1,465	1,520
UBS AG
2.45%, 12/01/20 (b)	1,450	1,462
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23 (d)	1,100	894
7.00%, 01/15/25 (d)	1,200	910
United Overseas Bank Limited
3.50%, 09/16/26 (a) (d)	2,200	2,241
2.88%, 03/08/27 (a)	800	811
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (b)	1,765	1,838
Wells Fargo Bank, National Association
2.60%, 01/15/21	3,215	3,255
		122,782
Energy 1.5%
CNOOC Limited
3.00%, 05/09/23	3,047	3,177
Delek & Avner (Tamar Bond) Ltd
4.44%, 12/30/20 (b)	940	936
Energy Transfer LP
4.25%, 03/15/23	1,065	1,124
2.90%, 05/15/25	470	481
Exxon Mobil Corporation
1.57%, 04/15/23 (g)	1,315	1,349
Geopark Limited
6.50%, 09/21/24 (d)	700	642
Indian Oil Corporation Limited
5.63%, 08/02/21 (d)	700	721
5.75%, 08/01/23 (d)	800	863
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,330	1,404
Marathon Petroleum Corporation
4.75%, 12/15/23	700	768
Oleoducto Central S.A.
4.00%, 05/07/21 (d)	2,082	2,103
ONGC Videsh Limited
3.75%, 05/07/23 (d)	600	618
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (d)	2,650	2,663
PETRONAS Capital Limited
3.13%, 03/18/22 (d)	200	206
Reliance Holding USA, Inc.
4.50%, 10/19/20 (d)	750	756
5.40%, 02/14/22 (d)	2,250	2,371
Reliance Industries Ltd.
4.13%, 01/28/25 (d)	500	545
Saudi Arabian Oil Company
2.75%, 04/16/22 (d)	1,200	1,225
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	1,525	1,643
Sinopec Group Overseas Development (2016) Limited
2.00%, 09/29/21 (d)	600	604
Sinopec Group Overseas Development (2017) Limited
2.25%, 09/13/20 (d)	300	300

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

115

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Sinopec Group Overseas Development (2018) Limited
2.15%, 05/13/25 (b)	1,900	1,950
		26,449
Health Care 1.2%
AbbVie Inc.
3.38%, 11/14/21	1,460	1,514
2.30%, 11/21/22 (b)	785	812
Amgen Inc.
2.70%, 05/01/22	75	78
2.65%, 05/11/22	355	368
3.63%, 05/15/22	1,010	1,059
1.90%, 02/21/25	805	838
Anthem, Inc.
2.50%, 11/21/20	2,765	2,787
3.30%, 01/15/23	135	144
AstraZeneca PLC
2.38%, 11/16/20 - 06/12/22	1,615	1,631
3.50%, 08/17/23	275	298
Bristol-Myers Squibb Company
2.88%, 08/15/20 (b)	1,220	1,224
2.60%, 05/16/22 (b)	400	415
Cardinal Health, Inc.
2.62%, 06/15/22	2,925	3,024
Cigna Holding Company
3.40%, 09/17/21	990	1,023
CVS Health Corporation
3.70%, 03/09/23	2,790	2,996
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	195	200
2.88%, 06/01/22	1,955	2,042
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	1,440	1,502
Upjohn Inc.
1.13%, 06/22/22 (b)	445	448
		22,403
Materials 0.9%
Andina Acquisition Corporation
8.20%, 01/31/22 (d)	900	872
CEMEX S.A.B. de C.V.
6.13%, 05/05/25 (d)	1,500	1,449
7.75%, 04/16/26 (d)	400	407
CNAC (HK) Finbridge Company Limited
3.50%, 07/19/22 (d)	3,200	3,284
Corporacion Nacional del Cobre de Chile
3.88%, 11/03/21 (d)	200	205
3.00%, 07/17/22 (d)	400	408
DuPont de Nemours, Inc.
3.77%, 11/15/20	925	936
4.21%, 11/15/23	150	164
Inversiones CMPC S.A.
4.50%, 04/25/22 (d)	1,000	1,037
LG Chem, Ltd.
3.25%, 10/15/24 (d)	1,400	1,485
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	2,000	2,154
Nutrien Ltd.
1.90%, 05/13/23	270	278
POSCO
2.38%, 11/12/22 - 01/17/23 (d)	2,000	2,036
2.75%, 07/15/24 (d)	400	415
Southern Copper Corporation
3.50%, 11/08/22	200	209
UPL Corporation Limited
3.25%, 10/13/21 (d)	1,400	1,400
Vedanta Resources Limited
7.13%, 05/31/23 (d)	500	363
		17,102
Industrials 0.9%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (d)	1,450	1,464
3.38%, 07/24/24 (d)	500	495
Carrier Global Corporation
1.92%, 02/15/23 (b)	1,610	1,641
	Shares/Par[1]	Value ($)
Cintas Corporation No. 2
2.90%, 04/01/22	1,480	1,523
HPHT Finance (19) Limited
2.88%, 11/05/24 (d)	2,300	2,361
LATAM Finance Limited
0.00%, 04/11/24 (d) (h) (i)	1,050	299
Northrop Grumman Corporation
2.08%, 10/15/20	1,505	1,510
3.25%, 08/01/23	985	1,061
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (b)	1,630	1,675
PSA Treasury Pte. Ltd.
2.50%, 04/12/26 (d)	200	213
Republic Services, Inc.
2.50%, 08/15/24	1,540	1,638
Union Pacific Corporation
3.20%, 06/08/21	1,600	1,637
Waste Management, Inc.
2.95%, 06/15/24	1,385	1,415
		16,932
Communication Services 0.9%
Axiata SPV2 Berhad
3.47%, 11/19/20 (d)	3,300	3,320
Baidu, Inc.
3.50%, 11/28/22	700	732
3.88%, 09/29/23	1,200	1,276
3.08%, 04/07/25	350	367
Colombia Telecomunicaciones, S.A. ESP
5.38%, 09/27/22 (d)	282	282
Digicel Group Limited
7.00%, (callable at 125 beginning 07/22/20) (b) (e) (g) (j)	52	4
8.00%, 04/01/25 (b) (j)	148	37
Omnicom Group Inc.
3.63%, 05/01/22	975	1,028
Singtel Group Treasury Pte. Ltd.
3.25%, 06/30/25 (d)	654	713
2.38%, 10/03/26 (d)	1,000	1,061
Telefonica Chile S.A.
3.88%, 10/12/22 (d)	1,800	1,863
Tencent Holdings Limited
3.28%, 04/11/24 (d)	200	213
1.81%, 01/26/26 (b)	1,900	1,920
Verizon Communications Inc.
1.49%, (3M USD LIBOR + 1.10%), 05/15/25 (a)	1,485	1,503
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (d)	1,700	1,739
		16,058
Utilities 0.7%
AES Gener S.A.
5.00%, 07/14/25 (d)	200	192
7.13%, 03/26/79 (d)	800	828
7.13%, 03/26/79 (b)	500	518
Colbun S.A.
4.50%, 07/10/24 (d)	551	585
Consolidated Edison, Inc.
2.00%, 05/15/21	1,420	1,437
DTE Energy Company
2.25%, 11/01/22	705	728
2.53%, 10/01/24 (c)	695	730
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (d)	400	403
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	626	652
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (d)	800	661
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (b)	1,200	1,237
Korea Electric Power Corp
1.13%, 06/15/25 (b)	1,000	1,002
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/20	1,230	1,235
PSEG Power LLC
3.85%, 06/01/23	1,535	1,655

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

116

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
PT Indonesia Power
5.50%, 11/22/21 (d)	500	522
The Israel Electric Corporation Ltd.
6.88%, 06/21/23 (d)	300	343
		12,728
Consumer Staples 0.5%
BAT Capital Corp.
2.76%, 08/15/22	790	818
CK Hutchison International (17) (II) Limited
2.25%, 09/29/20 (d)	242	242
General Mills, Inc.
3.15%, 12/15/21	1,510	1,555
Grupo Bimbo S.A.B. de C.V.
4.50%, 01/25/22 (d)	900	942
Mondelez International, Inc.
0.63%, 07/01/22	390	390
3.63%, 05/07/23	1,936	2,084
PepsiCo, Inc.
0.75%, 05/01/23	1,500	1,513
Reynolds American Inc.
4.00%, 06/12/22	610	645
Target Corporation
2.90%, 01/15/22	1,420	1,476
		9,665
Consumer Discretionary 0.5%
Alibaba Group Holding Limited
2.80%, 06/06/23	1,800	1,877
Delta Air Lines, Inc.
3.40%, 04/19/21	695	676
eBay Inc.
2.75%, 01/30/23	1,405	1,468
Hyundai Capital America
2.85%, 11/01/22 (b)	1,480	1,504
JD.com, Inc.
3.13%, 04/29/21	1,875	1,895
McDonald's Corporation
2.63%, 01/15/22	1,435	1,483
		8,903
Information Technology 0.4%
Analog Devices, Inc.
2.95%, 01/12/21	1,580	1,601
Broadcom Inc.
2.25%, 11/15/23 (b)	1,030	1,064
Microchip Technology Incorporated
3.92%, 06/01/21	1,455	1,483
Oracle Corporation
2.50%, 04/01/25	895	962
Paypal Holdings, Inc.
2.20%, 09/26/22	1,305	1,350
1.35%, 06/01/23	145	148
		6,608
Real Estate 0.3%
Crown Castle International Corp.
1.35%, 07/15/25	450	451
Equinix, Inc.
1.25%, 07/15/25	1,445	1,445
Simon Property Group, L.P.
2.00%, 09/13/24	1,625	1,664
Welltower Inc.
3.63%, 03/15/24	1,630	1,738
		5,298
Total Corporate Bonds And Notes (cost $262,594)		264,928
SENIOR FLOATING RATE INSTRUMENTS 4.2%
Information Technology 0.7%
Access CIG, LLC
USD Term Loan B3, 3.92%, (1M LIBOR + 3.75%), 02/14/25 (a)	342	324
Almonde, Inc.
2019 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (a)	53	47
USD 1st Lien Term Loan, 4.50%, (6M LIBOR + 3.50%), 04/26/24 (a)	287	250
	Shares/Par[1]	Value ($)
USD 1st Lien Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (a)	59	51
USD 2nd Lien Term Loan , 8.25%, (6M LIBOR + 7.25%), 04/27/25 (a)	180	155
Applied Systems, Inc.
Term Loan B3, 0.00%, (3M LIBOR + 3.25%), 09/06/24 (a) (k)	475	461
Avaya, Inc.
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 12/14/24 (a)	314	289
Blackhawk Network Holdings, Inc
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 05/31/25 (a)	411	377
Bright Bidco B.V.
Term Loan B, 4.57%, (6M LIBOR + 3.50%), 06/28/24 (a)	273	118
Colorado Buyer Inc
2020 USD Term Loan, 4.00%, (1M LIBOR + 3.00%), 03/15/24 (a)	318	239
Cornerstone OnDemand, Inc.
2020 Term Loan B, 5.35%, (3M LIBOR + 4.25%), 04/22/27 (a)	320	315
Cvent, Inc.
2020 Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/30/24 (a)	451	386
DCert Buyer, Inc.
2020 Term Loan B, 4.18%, (1M LIBOR + 4.00%), 07/31/26 (a)	239	231
Dynatrace LLC
2020 DIP Term Loan, 2.43%, (1M LIBOR + 2.25%), 08/08/25 (a)	132	127
Emerald TopCo Inc
2019 Term Loan B4, 4.26%, (3M LIBOR + 3.50%), 07/16/26 (a)	220	212
Flexential Intermediate Corporation
2019 Term Loan B, 3.81%, (3M LIBOR + 3.50%), 07/24/24 (a)	375	299
Flexera Software LLC
2019 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 01/24/25 (a)	348	337
Hyland Software, Inc.
2018 Term Loan B, 4.00%, (1M LIBOR + 3.25%), 07/01/24 (a)	392	380
2018 Term Loan B, 7.75%, (1M LIBOR + 7.00%), 05/24/25 (a)	139	137
Informatica LLC
2018 Term Loan B, 3.42%, (1M LIBOR + 3.25%), 02/19/27 (a)	165	157
IRI Holdings, Inc.
2018 Term Loan B, 4.61%, (3M LIBOR + 4.25%), 11/06/25 (a)	333	316
KBR, Inc.
2018 Term Loan B, 2.92%, (1M LIBOR + 2.75%), 02/03/27 (a)	236	230
Kronos Incorporated
2018 Term Loan, 3.18%, (1M LIBOR + 3.00%), 11/01/23 (a)	456	455
Mitchell International, Inc.
2018 1st Lien Term Loan, 3.42%, (1M LIBOR + 3.25%), 11/21/24 (a)	398	371
2018 1st Lien Term Loan, 7.43%, (1M LIBOR + 7.25%), 12/01/25 (a)	90	80
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.68%, (1M LIBOR + 4.50%), 07/13/25 (a)	193	157
NCR Corporation
2017 USD Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/12/25 (a)	129	124
ON Semiconductor Corporation
2017 Term Loan B, 2.18%, (1M LIBOR + 2.00%), 09/13/26 (a)	129	124
Presidio, Inc.
2017 Term Loan, 4.27%, (3M LIBOR + 3.50%), 12/19/26 (a)	75	72
Project Alpha Intermediate Holding, Inc.
2017 Repriced Term Loan, 5.38%, (3M LIBOR + 3.50%), 04/26/24 (a)	479	459

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

117

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Radiate Holdco, LLC
2017 Incremental Term Loan B, 3.75%, (1M LIBOR + 3.00%), 12/09/23 (a)	302	288
Refinitiv US Holdings Inc.
2017 2nd Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 09/12/25 (a)	769	750
Renaissance Holding Corp.
2018 1st Lien Term Loan, 4.01%, (3M LIBOR + 3.25%), 05/21/25 (a)	479	460
Science Applications International Corporation
2017 1st Lien Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/05/27 (a)	150	146
Severin Acquisition, LLC
2016 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 06/15/25 (a)	439	421
Solera, LLC
1st Lien Term Loan, 0.00%, (1M LIBOR + 2.75%), 03/03/23 (a) (k)	50	48
1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 03/03/23 (a)	429	413
Sophia, L.P.
1st Lien Term Loan, 4.25%, (3M LIBOR + 3.25%), 09/30/22 (a)	393	383
SS&C Technologies Inc.
1st Lien Term Loan, 1.92%, (1M LIBOR + 1.75%), 04/16/25 (a)	434	414
Surf Holdings, LLC
USD Term Loan, 3.83%, (3M LIBOR + 3.50%), 01/15/27 (a)	440	421
Tibco Software Inc.
2020 Term Loan B, 3.93%, (1M LIBOR + 3.75%), 07/03/26 (a)	475	448
2020 2nd Lien Term Loan, 7.43%, (1M LIBOR + 7.25%), 02/14/28 (a)	40	38
Ultimate Software Group, Inc
Term Loan B, 3.92%, (1M LIBOR + 3.75%), 04/08/26 (a)	472	457
2020 Incremental Term Loan B, 0.00%, (3M LIBOR + 4.00%), 05/03/26 (a) (k)	360	355
2020 2nd Lien Incremental Term Loan, 0.00%, (3M LIBOR + 6.75%), 05/03/27 (a) (k)	40	41
Vertafore, Inc.
2018 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.25%), 06/04/25 (a) (k)	40	38
2018 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 06/04/25 (a)	445	419
VS Buyer, LLC
Term Loan B, 3.42%, (1M LIBOR + 3.25%), 02/19/27 (a)	209	202
Web.com Group, Inc.
2018 Term Loan B, 3.94%, (1M LIBOR + 3.75%), 09/17/25 (a)	218	206
		13,228
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
USD Term Loan N, 1.93%, (1M LIBOR + 1.75%), 11/14/26 (a)	769	727
Allied Universal Holdco LLC
USD 2nd Lien Term Loan, 0.00%, (1M LIBOR + 4.25%), 06/18/26 (a) (k)	110	107
USD Incremental Term Loan B, 4.43%, (1M LIBOR + 4.25%), 06/18/26 (a)	373	362
Alterra Mountain Company
USD 2019 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 06/28/24 (a)	479	450
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (1M LIBOR + 7.50%), 10/01/21 (a)	203	132
Term Loan C5, 8.50%, (3M LIBOR + 7.50%), 10/01/21 (a)	25	16
Aramark Services, Inc.
2018 Term Loan B3, 1.93%, (1M LIBOR + 1.75%), 03/01/25 (a)	440	415
Term Loan B2B, 1.93%, (1M LIBOR + 1.75%), 12/04/26 (a)	185	173
Bass Pro Group, LLC
Term Loan B, 6.07%, (1M LIBOR + 5.00%), 11/15/23 (a)	333	320
	Shares/Par[1]	Value ($)
Caesars Entertainment Operating Company
Exit Term Loan, 2.18%, (1M LIBOR + 2.00%), 04/03/24 (a)	637	633
Caesars Resort Collection, LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/23/24 (a)	160	141
Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/19/25 (a) (k)	195	183
Carnival Corporation
Term Loan, 0.00%, (3M LIBOR + 7.50%), 06/29/25 (a) (k)	260	250
ClubCorp Holdings, Inc.
2020 USD Term Loan, 4.20%, (3M LIBOR + 2.75%), 08/16/24 (a)	239	202
Comet Acquisition, Inc.
2020 USD Term Loan, 3.67%, (3M LIBOR + 3.50%), 10/23/25 (a)	103	96
Conservice Midco, LLC
2020 Term Loan B1, 4.64%, (3M LIBOR + 4.25%), 05/07/27 (a)	155	151
Dealer Tire, LLC
2020 Term Loan B, 4.42%, (1M LIBOR + 4.25%), 12/19/25 (a)	50	47
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/01/24 (a)	190	180
Dhanani Group Inc.
2020 Term Loan, 3.93%, (1M LIBOR + 3.75%), 06/22/25 (a)	219	201
Equinox Holdings, Inc.
2019 Term Loan B1, 4.07%, (6M LIBOR + 3.00%), 03/08/24 (a)	204	156
FrontDoor Inc
2019 Term Loan, 2.69%, (1M LIBOR + 2.50%), 08/16/25 (a)	173	168
Getty Images, Inc.
2018 USD Term Loan B, 4.69%, (1M LIBOR + 4.50%), 02/13/26 (a)	303	268
GOBP Holdings, Inc.
2018 USD Term Loan, 3.05%, (3M LIBOR + 2.75%), 10/22/25 (a)	507	486
Golden Nugget, Inc.
2018 USD Term Loan, 3.25%, (1M LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	462	364
Hayward Industries, Inc.
2018 Term Loan B2, 3.67%, (1M LIBOR + 3.50%), 08/04/24 (a)	120	115
Hilton Worldwide Finance, LLC
2018 Term Loan B, 1.93%, (1M LIBOR + 1.75%), 10/25/23 (a)	400	377
IAA, Inc.
2018 Term Loan B, 2.44%, (1M LIBOR + 2.25%), 05/22/26 (a)	126	120
IRB Holding Corp
2018 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 02/05/25 (a)	381	351
KAR Auction Services, Inc.
2018 Term Loan B, 2.50%, (1M LIBOR + 2.25%), 09/13/26 (a)	149	141
Life Time Fitness Inc
2018 Add On 1st Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/22/22 (a)	452	400
Life Time Fitness Inc
2018 1st Lien Term Loan B, 3.75%, (3M LIBOR + 2.75%), 06/22/22 (a)	1	1
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 4.70%, (3M LIBOR + 3.25%), 03/15/25 (a)	308	276
Merlin Entertainments Group Ltd.
2018 1st Lien Term Loan, 4.70%, (6M LIBOR + 3.25%), 10/31/26 (a)	—	—
Mileageplus
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.25%), 12/31/23 (a) (k)	210	208
Mister Car Wash Holdings, Inc.
2018 1st Lien Term Loan, 4.38%, (6M LIBOR + 3.25%), 05/08/26 (a)	411	369

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

118

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Motion Finco Sarl
2018 1st Lien Term Loan, 4.32%, (6M LIBOR + 3.25%), 10/11/26 - 10/31/26 (a)	129	117
Panther BF Aggregator 2 LP
2017 Term Loan B, 3.68%, (1M LIBOR + 3.50%), 03/13/26 (a)	415	394
PCI Gaming Authority
2017 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 05/15/26 (a)	145	138
Penn National Gaming, Inc.
2017 Term Loan B, 3.00%, (3M LIBOR + 2.25%), 08/15/25 (a)	123	115
PetSmart, Inc.
2017 Term Loan B, 5.00%, (3M LIBOR + 4.00%), 03/11/22 (a)	382	376
Scientific Games International, Inc.
2016 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/14/24 (a)	32	28
2016 Term Loan B, 3.06%, (3M LIBOR + 2.75%), 08/14/24 (a)	—	—
2017 1st Lien Term Loan, 3.61%, (6M LIBOR + 2.75%), 08/14/24 (a)	132	116
ServiceMaster Company, LLC (The)
2016 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 10/31/26 (a)	124	121
SIWF Holdings Inc.
2015 Term Loan B, 5.32%, (3M LIBOR + 4.25%), 05/25/25 (a)	149	138
Six Flags Theme Parks, Inc.
2015 Term Loan, 1.93%, (1M LIBOR + 1.75%), 04/09/26 (a)	263	241
SMG US Midco 2, Inc.
2015 1st Lien Term Loan, 2.67%, (1M LIBOR + 2.50%), 01/23/25 (a) (l)	117	103
2015 Term Loan, 3.52%, (3M LIBOR + 2.50%), 01/23/25 (a) (l)	282	248
Staples, Inc.
1st Lien Term Loan, 5.69%, (3M LIBOR + 5.00%), 04/05/26 (a)	231	198
STG-Fairway Holdings, LLC
Term Loan B, 4.57%, (3M LIBOR + 3.50%), 01/22/27 (a)	90	84
Tamko Building Products, LLC
Term Loan B, 3.42%, (1M LIBOR + 3.25%), 05/15/26 (a)	183	176
Travel Leaders Group, LLC
2018 Term Loan B, 4.18%, (1M LIBOR + 4.00%), 01/25/24 (a)	231	155
Wand NewCo 3, Inc.
2020 Term Loan, 4.07%, (3M LIBOR + 3.00%), 02/05/26 (a)	352	335
WestJet Airlines Ltd.
Term Loan B, 4.00%, (6M LIBOR + 3.00%), 07/31/26 (a)	343	274
Whatabrands LLC
2020 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/02/26 (a)	328	313
		12,256
Health Care 0.6%
Acadia Healthcare Company, Inc.
USD Term Loan I, 2.67%, (1M LIBOR + 2.50%), 02/16/23 (a)	203	198
Agiliti Health, Inc
USD Term Loan B, 4.44%, (1M LIBOR + 3.00%), 10/18/25 (a)	262	253
Air Methods Corporation
USD Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/12/24 (a)	320	262
Aldevron, L.L.C.
USD Term Loan, 4.43%, (1M LIBOR + 4.25%), 09/20/26 (a)	479	471
Athenahealth, Inc.
Term Loan B, 4.82%, (3M LIBOR + 4.50%), 01/25/26 (a)	220	213
Auris Luxembourg III S.a.r.l.
Term Loan B, 3.93%, (1M LIBOR + 3.75%), 07/23/25 (a)	338	294
	Shares/Par[1]	Value ($)
Bausch Health Companies Inc.
Term Loan B, 3.19%, (1M LIBOR + 3.00%), 05/19/25 (a)	107	104
Term Loan B, 2.94%, (1M LIBOR + 2.75%), 11/26/25 (a)	336	324
Catalent Pharma Solutions Inc.
Term Loan, 3.25%, (1M LIBOR + 2.25%), 05/10/26 (a)	254	250
Change Healthcare Holdings LLC
DIP Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/02/24 (a)	147	141
Exit Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (a)	78	75
Exit Term Loan B, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (a)	96	92
New 1st Lien Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/03/24 (a)	145	139
CHG Healthcare Services Inc.
2nd Lien Term Loan, 4.07%, (3M LIBOR + 3.00%), 06/07/23 (a)	206	198
CHG Healthcare Services, Inc
2nd Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/07/23 (a) (k)	265	255
DentalCorp Perfect Smile ULC
2020 Term Loan, 4.75%, (1M LIBOR + 3.75%), 05/09/25 (a)	364	323
Elanco Animal Health Inc
2019 Term Loan D, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (a) (k)	210	200
Envision Healthcare Corporation
2019 Term Loan B1, 3.93%, (1M LIBOR + 3.75%), 09/27/25 (a)	411	268
Gentiva Health Services, Inc.
2018 USD Term Loan B, 3.44%, (1M LIBOR + 3.25%), 07/02/25 (a)	479	463
Grifols Worldwide Operations USA, Inc.
2018 Term Loan B5, 2.11%, (3M LIBOR + 2.00%), 11/15/27 (a)	532	512
HC Group Holdings II, Inc.
2018 Term Loan B13, 4.67%, (1M LIBOR + 4.50%), 05/22/26 (a)	522	507
IQVIA Inc.
2018 Term Loan B, 1.92%, (1M LIBOR + 1.75%), 01/17/25 (a)	502	485
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M LIBOR + 2.50%), 08/18/22 (a)	622	613
Kindred Healthcare LLC
2018 Term Loan B, 5.19%, (1M LIBOR + 5.00%), 06/21/25 (a)	310	296
MED ParentCo LP
2018 1st Lien Term Loan, 4.61%, (3M LIBOR + 4.25%), 08/01/26 (a)	168	152
MPH Acquisition Holdings LLC
2018 1st Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/07/23 (a)	351	333
Parexel International Corporation
2017 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/06/24 (a)	358	339
Pathway Vet
2017 Term Loan B, 0.00%, 06/15/25 (a) (k)	370	359
Pathway Vet Alliance
2017 Term Loan B, 0.00%, 03/31/27 (a) (k)	30	29
Radiology Partners Inc
2017 Incremental 1st Lien Term Loan, 5.29%, (1Y LIBOR + 4.25%), 06/28/25 (a)	161	149
2017 2nd Lien Term Loan, 5.99%, (3M LIBOR + 4.25%), 06/28/25 (a)	187	174
RegionalCare Hospital Partners Holdings, Inc.
2017 1st Lien Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/09/25 (a)	394	368
Select Medical Corporation
2016 Term Loan, 2.68%, (1M LIBOR + 2.50%), 03/06/25 (a)	507	481
Sotera Health Holdings, LLC
1st Lien Term Loan, 5.50%, (1M LIBOR + 4.50%), 11/19/26 (a)	469	457

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

119

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Sound Inpatient Physicians
1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 06/19/25 (a)	518	496
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 01/12/24 (a)	214	163
Upstream Newco, Inc.
2019 Term Loan, 4.68%, (1M LIBOR + 4.50%), 10/21/26 (a) (l)	170	156
Wink Holdco, Inc
1st Lien Term Loan B, 4.45%, (1M LIBOR + 3.00%), 11/02/24 (a)	453	433
Zelis Healthcare Corporation
Term Loan B, 4.93%, (1M LIBOR + 4.75%), 09/26/26 (a)	124	122
		11,147
Communication Services 0.5%
Altice France S.A.
USD 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 07/13/26 (a)	236	226
Cengage Learning, Inc.
Term Loan, 5.25%, (6M LIBOR + 4.25%), 06/07/23 (a)	331	265
CenturyLink, Inc.
Reprice Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/15/27 (a)	473	445
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1M LIBOR + 3.25%), 10/02/24 (a)	193	190
Clear Channel Outdoor Holdings, Inc.
2020 USD Term Loan, 4.26%, (3M LIBOR + 3.50%), 08/08/26 (a)	79	72
Connect Finco Sarl
2020 Term Loan B1, 5.50%, (1M LIBOR + 4.50%), 09/23/26 (a)	51	48
2020 Term Loan B6, 5.50%, (1M LIBOR + 4.50%), 09/23/26 (a)	74	69
CSC Holdings, LLC
2020 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 07/15/25 - 01/31/26 (a)	396	374
2020 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/15/27 (a)	353	334
Diamond Sports Group, LLC
2020 Term Loan, 3.43%, (3M LIBOR + 3.25%), 08/24/26 (a)	84	68
Digicel International Finance Limited
2020 Priority Term Loan, 3.80%, (6M LIBOR + 3.25%), 05/27/24 (a)	58	49
E.W. Scripps Company (The)
2020 DIP Term Loan, 0.00%, (1M LIBOR + 2.50%), 05/01/26 (a) (k)	500	471
GoodRx, Inc.
2018 USD Incremental Term Loan, 2.93%, (1M LIBOR + 2.75%), 10/10/25 (a)	340	324
2018 USD Term Loan, 2.93%, (1M LIBOR + 2.75%), 10/10/25 (a)	97	93
Gray Television, Inc.
2018 Term Loan B5, 2.67%, (1M LIBOR + 2.50%), 10/30/25 (a)	651	629
Greeneden U.S. Holdings II, LLC
2018 Term Loan B5, 3.42%, (1M LIBOR + 3.25%), 12/01/23 (a)	470	451
GTT Communications, Inc.
2018 Term Loan B4, 2.93%, (1M LIBOR + 2.75%), 04/27/25 (a)	248	182
iHeartCommunications, Inc.
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 05/01/26 (a)	209	192
Intelsat Jackson Holdings S.A.
2018 Term Loan B, 0.00%, (3M LIBOR + 5.50%), 07/28/21 (a) (k)	20	20
2018 Term Loan B, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	266	265
Level 3 Financing Inc.
2018 Incremental Term Loan, 1.93%, (1M LIBOR + 1.75%), 03/01/27 (a)	663	626
	Shares/Par[1]	Value ($)
NASCAR Holdings, Inc
2018 1st Lien Term Loan, 2.93%, (3M LIBOR + 2.75%), 07/26/26 (a)	184	175
Nexstar Broadcasting, Inc.
2017 Term Loan B3, 2.92%, (1M LIBOR + 2.75%), 07/15/26 (a)	490	465
PUG LLC
2017 Incremental Term Loan B, 3.68%, (1M LIBOR + 3.50%), 01/31/27 (a)	129	112
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (h) (i)	448	309
2017 1st Lien Term Loan, 8.00%, (1M LIBOR + 7.00%), 12/31/48 (a)	78	70
Securus Technologies Holdings, Inc.
2016 Term Loan B, 5.50%, (6M LIBOR + 4.50%), 06/20/24 (a)	392	323
Sinclair Television Group Inc.
2015 Term Loan B, 2.69%, (1M LIBOR + 2.50%), 07/18/26 (a)	650	618
Telesat Canada
Term Loan B5, 2.93%, (1M LIBOR + 2.75%), 11/22/26 (a)	234	224
Terrier Media Buyer, Inc.
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 10/04/26 (a)	139	133
T-Mobile USA, Inc.
2020 Term Loan, 3.18%, (1M LIBOR + 3.00%), 04/01/27 (a)	280	279
Uber Technologies, Inc.
2018 Term Loan, 5.00%, (1M LIBOR + 4.00%), 04/04/25 (a)	219	210
Univision Communications Inc.
Term Loan C5, 2.93%, (1M LIBOR + 2.75%), 03/15/24 (a)	115	106
Virgin Media Bristol LLC
USD Term Loan N, 2.68%, (1M LIBOR + 2.50%), 10/03/27 (a)	695	662
Zayo Group Holdings, Inc.
USD Term Loan, 3.18%, (1M LIBOR + 3.00%), 02/20/27 (a)	479	453
Ziggo Financing Partnership
USD Term Loan I, 2.68%, (1M LIBOR + 2.50%), 04/17/28 (a)	60	56
		9,588
Industrials 0.5%
Achilles Acquisition LLC
USD Term Loan B3, 4.19%, (1M LIBOR + 4.00%), 10/13/25 (a)	252	239
Advanced Drainage Systems, Inc.
USD Term Loan B, 2.44%, (1M LIBOR + 2.25%), 09/18/26 (a)	129	126
Amentum Government Services Holdings LLC
USD 1st Lien Term Loan, 4.17%, (1M LIBOR + 4.00%), 01/24/27 (a)	85	83
American Airlines, Inc.
USD 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 10/10/21 (a)	90	68
USD 1st Lien Term Loan, 2.18%, (1M LIBOR + 2.00%), 12/14/23 (a)	485	386
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3M LIBOR + 4.25%), 06/16/24 (a)	2	2
2017 Term Loan, 5.64%, (3M LIBOR + 4.25%), 06/16/24 (a)	156	143
2017 Term Loan, 5.29%, (3M LIBOR + 4.25%), 06/17/24 (a)	101	92
Term Loan B, 5.29%, (3M LIBOR + 4.25%), 06/17/24 (a)	79	72
Camelot U.S. Acquisition 1 Co.
Term Loan, 3.18%, (1M LIBOR + 3.00%), 10/31/26 (a)	463	448
Compass Power Generation LLC
2020 Term Loan F, 4.50%, (1M LIBOR + 3.50%), 12/20/24 (a)	359	343
Dun & Bradstreet Corporation (The)
2020 Incremental Term Loan B, 4.18%, (1M LIBOR + 4.00%), 02/06/26 (a)	483	469

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

120

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Dynasty Acquisition Co., Inc.
2020 Exit Term Loan A, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (a)	155	132
2020 Incremental Term Loan, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (a)	83	71
EAB Global, Inc.
2020 DIP Term Loan, 4.89%, (3M LIBOR + 3.75%), 08/15/22 (a)	401	379
2020 DIP Roll-up Term Loan, 6.00%, (3M LIBOR + 3.75%), 08/15/22 (a)	1	1
EXC Holdings III Corp.
2019 Term Loan B, 4.95%, (3M LIBOR + 3.50%), 11/16/24 (a)	445	433
Filtration Group Corporation
2019 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 03/27/25 (a)	463	439
Gates Global LLC
2019 1st Lien Term Loan B3, 3.75%, (1M LIBOR + 2.75%), 04/01/24 (a)	134	129
Genesee & Wyoming Inc.
2018 USD Term Loan B2, 2.31%, (3M LIBOR + 2.00%), 10/29/26 (a)	294	283
Ingersoll-Rand Services Company
2018 Term Loan B, 1.92%, (1M LIBOR + 1.75%), 02/05/27 (a)	150	142
Lineage Logistics Holdings, LLC
2018 1st Lien Term Loan B, 4.00%, (1M LIBOR + 3.00%), 02/27/25 (a)	469	453
Minotaur Acquisition, Inc.
2018 1st Lien Term Loan, 5.18%, (1M LIBOR + 5.00%), 02/27/26 (a)	495	456
NCI Building Systems, Inc.
2018 Term Loan , 3.94%, (1M LIBOR + 3.75%), 04/12/25 (a)	194	184
Pike Corporation
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 07/24/26 (a)	188	182
PODS, LLC
2017 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 11/21/24 (a)	317	303
Prime Security Services Borrower, LLC
2017 Term Loan, 4.25%, (6M LIBOR + 3.25%), 12/31/22 (a)	48	46
2017 Term Loan, 4.25%, (1Y LIBOR + 3.25%), 12/31/22 (a)	144	139
2017 Term Loan, 4.25%, (1M LIBOR + 3.25%), 12/31/22 (a)	105	101
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.92%, (1M LIBOR + 2.75%), 02/05/23 (a)	476	453
Southern Graphics, Inc.
1st Lien Term Loan, 4.70%, (1M LIBOR + 3.25%), 12/31/22 (a)	180	98
Syncreon Group B.V.
2019 First Out Term Loan, 6.07%, (3M LIBOR + 5.00%), 10/01/24 (a)	87	80
2019 Second Out Term Loan, 7.45%, (3M LIBOR + 6.00%), 04/01/25 (a)	155	124
Tempo Acquisition LLC
Term Loan, 2.93%, (1M LIBOR + 2.75%), 04/20/24 (a)	474	449
Titan Acquisition Limited
2018 Term Loan B, 3.36%, (3M LIBOR + 3.00%), 03/16/25 (a)	390	356
TransDigm, Inc.
2020 Term Loan F, 2.42%, (1M LIBOR + 2.25%), 06/09/23 (a)	603	541
USIC Holdings, Inc.
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 12/09/23 (a)	215	204
		8,649
Financials 0.4%
Acrisure, LLC
USD Term Loan B3, 3.68%, (1M LIBOR + 3.50%), 01/30/27 (a)	458	431
Alera Group Holdings, Inc.
USD Term Loan, 5.07%, (6M LIBOR + 4.00%), 07/26/25 (a)	411	393
	Shares/Par[1]	Value ($)
AlixPartners, LLP
USD Term Loan, 0.00%, (1M LIBOR + 2.50%), 03/28/24 (a) (k)	145	140
USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 03/28/24 (a)	322	311
Alliant Holdings Intermediate, LLC
USD Incremental Term Loan B, 3.44%, (1M LIBOR + 3.25%), 05/10/25 (a)	457	435
AssuredPartners, Inc.
Term Loan B, 3.68%, (1M LIBOR + 3.50%), 08/07/20 (a)	484	462
Asurion LLC
Term Loan B, 0.00%, (1M LIBOR + 3.00%), 11/03/23 (a) (k)	455	439
Term Loan B, 6.68%, (1M LIBOR + 6.50%), 08/04/25 (a)	110	109
Blackstone CQP Holdco LP
Term Loan B, 3.81%, (3M LIBOR + 3.50%), 05/29/24 (a)	440	420
Capri Finance LLC
Term Loan, 3.76%, (3M LIBOR + 3.00%), 10/04/24 (a)	444	425
Deerfield Dakota Holding, LLC
2020 Term Loan B, 4.75%, (1M LIBOR + 3.75%), 03/05/27 (a)	325	315
Duff & Phelps, LLC
2020 Incremental Term Loan B, 0.00%, (1M LIBOR + 3.75%), 03/05/27 (a) (k)	30	29
Edelman Financial Center, LLC
2020 DIP Delayed Draw Term Loan, 3.18%, (1M LIBOR + 3.00%), 06/26/25 (a)	489	465
Gulf Finance, LLC
2018 Term Loan B4, 6.25%, (3M LIBOR + 5.25%), 08/25/23 (a)	142	91
2018 Term Loan B4, 6.25%, (1M LIBOR + 5.25%), 08/25/23 (a)	234	150
ION Trading Technologies S.a.r.l.
2018 Term Loan B, 5.07%, (3M LIBOR + 4.00%), 11/21/24 (a)	297	284
Lions Gate Capital Holdings LLC
2018 1st Lien Term Loan B, 2.43%, (1M LIBOR + 2.25%), 03/20/25 (a)	111	105
RPI 2019 Intermediate Finance Trust
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/07/27 (a)	234	227
RPI Intermediate Finance Trust
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/07/27 (a)	197	191
Sedgwick Claims Management Services, Inc.
2016 Term Loan B, 3.43%, (1M LIBOR + 3.25%), 11/06/25 (a)	301	283
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (3M LIBOR + 3.75%), 02/08/23 (a)	418	390
Trans Union, LLC
2019 Term Loan B5, 1.93%, (1M LIBOR + 1.75%), 11/13/26 (a)	116	111
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.07%, (3M LIBOR + 5.00%), 03/18/26 (a)	139	91
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M LIBOR + 3.25%), 04/25/26 (a)	474	452
UGI Energy Services, LLC
Term Loan B, 3.92%, (1M LIBOR + 3.75%), 08/01/26 (a)	203	196
Victory Capital Holdings, Inc.
2020 Term Loan B, 3.94%, (3M LIBOR + 2.50%), 07/01/26 (a)	170	164
		7,109
Materials 0.3%
Avantor Funding, Inc.
Term Loan B, 3.25%, (1M LIBOR + 2.25%), 09/22/24 (a)	186	181
Berry Global, Inc.
Term Loan B, 2.18%, (1M LIBOR + 2.00%), 10/01/22 (a)	57	55

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

121

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Charter NEX US, Inc.
Canadian 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 05/16/24 (a)	260	248
Cyanco Intermediate Corporation
2020 Term Loan B, 3.67%, (1M LIBOR + 3.50%), 03/07/25 (a)	124	120
Diamond (BC) B.V.
USD Term Loan , 3.76%, (3M LIBOR + 3.00%), 07/24/24 (a)	298	273
Flex Acquisition Company, Inc.
2019 Term Loan B, 4.43%, (3M LIBOR + 3.00%), 12/15/23 (a)	240	229
2019 Term Loan B, 4.68%, (3M LIBOR + 3.25%), 06/20/25 (a)	205	193
Forterra Finance, LLC
2019 Term Loan, 4.00%, (1M LIBOR + 3.00%), 10/25/23 (a)	244	237
GrafTech Finance, Inc.
2018 Term Loan C, 4.50%, (1M LIBOR + 3.50%), 02/01/25 (a)	384	373
Hexion Inc
2018 Term Loan B, 4.93%, (3M LIBOR + 3.50%), 06/27/26 (a)	184	179
Klockner-Pentaplast of America, Inc.
2018 Term Loan B, 5.25%, (3M LIBOR + 4.25%), 06/30/22 (a)	197	184
Messer Industries GmbH
2018 1st Lien Term Loan, 2.81%, (3M LIBOR + 2.50%), 10/10/25 (a)	161	153
Phoenix Services International, LLC
Term Loan, 4.75%, (1M LIBOR + 3.75%), 01/29/25 (a)	130	115
Pregis TopCo Corporation
2017 Term Loan B, 4.17%, (1M LIBOR + 4.00%), 07/25/26 (a)	313	302
Pro Mach Group, Inc.
2017 Term Loan, 2.93%, (1M LIBOR + 2.75%), 03/07/25 (a)	234	218
Solenis Holdings LLC
1st Lien Term Loan B3, 4.36%, (3M LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	397	380
1st Lien Term Loan B, 8.86%, (3M LIBOR + 8.50%), 06/18/26 (a)	20	17
Starfruit Finco B.V
1st Lien Term Loan, 3.19%, (1M LIBOR + 3.00%), 09/20/25 (a)	208	195
Thyssenkrupp
USD Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/30/27 (a) (k)	670	657
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.07%, (3M LIBOR + 3.00%), 10/05/24 (a)	213	203
Univar Solutions Inc.
2019 USD Term Loan B5, 3.45%, (3M LIBOR + 2.00%), 11/08/26 (a)	85	80
		4,592
Consumer Staples 0.2%
CHG PPC Parent LLC
2nd Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 03/16/25 (a)	451	429
CSM Bakery Solutions LLC
2020 Term Loan B, 7.25%, (3M LIBOR + 6.25%), 01/04/22 (a)	348	332
Froneri International Ltd.
2019 Term Loan, 2.43%, (1M LIBOR + 2.25%), 01/29/27 (a)	490	460
Hearthside Food Solutions, LLC
2018 Term Loan B1, 3.87%, (1M LIBOR + 3.69%), 05/17/25 (a)	403	382
JBS USA Lux S.A.
2018 Term Loan B, 3.07%, (3M LIBOR + 2.00%), 04/27/26 (a)	706	673
Kronos Acquisition Holdings Inc.
2018 Term Loan, 5.00%, (3M LIBOR + 4.00%), 08/26/22 (a)	208	197
2018 Term Loan B, 5.00%, (3M LIBOR + 4.00%), 08/26/22 (a)	197	187
	Shares/Par[1]	Value ($)
Reynolds Consumer Products LLC
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 01/30/27 (a)	170	163
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (6M LIBOR + 4.25%), 07/12/26 (a)	109	105
United Natural Foods, Inc.
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 10/22/25 (a)	199	189
US Foods, Inc.
2019 Term Loan B, 3.07%, (3M LIBOR + 2.00%), 08/14/26 (a)	657	610
Verscend Holding Corp.
2018 Term Loan B, 4.68%, (1M LIBOR + 4.50%), 08/08/25 (a)	490	472
		4,199
Energy 0.2%
Brazos Delaware II, LLC
Term Loan B, 4.19%, (1M LIBOR + 4.00%), 05/16/25 (a)	392	262
Buckeye Partners, L.P.
Term Loan B, 2.92%, (1M LIBOR + 2.75%), 10/10/26 (a)	275	263
Covia Holdings Corporation
Term Loan, 5.39%, (3M LIBOR + 4.00%), 05/17/25 (a)	181	102
EG America LLC
2018 USD Term Loan, 5.07%, (3M LIBOR + 4.00%), 06/30/25 (a)	186	174
2019 USD Term Loan B5, 5.07%, (3M LIBOR + 4.00%), 06/30/25 (a)	25	23
ExGen Renewables IV, LLC
2019 Term Loan B, 4.00%, (3M LIBOR + 3.00%), 11/15/24 (a)	157	152
Foresight Energy, LLC
2019 Term Loan B, 12.00%, (1M LIBOR + 11.00%), 09/04/20 - 09/10/20 (a)	147	124
2019 Term Loan B, 0.00%, 03/16/22 (h) (i)	514	31
2019 Term Loan B, 0.00%, (3M LIBOR + 8.00%), 06/30/27 (a) (k)	130	130
Frontera Generation Holdings LLC
2019 Term Loan, 5.39%, (1M LIBOR + 4.25%), 04/25/25 (a)	193	116
Gavilan Resources, LLC
2019 1st Lien Term Loan, 0.00%, 02/24/24 (h) (i) (l)	125	—
Granite Holdings US Acquisition Co.
2018 Term Loan B5, 6.32%, (3M LIBOR + 5.25%), 09/23/26 (a)	30	26
2018 Term Loan B7, 6.32%, (3M LIBOR + 5.25%), 09/23/26 (a)	150	130
Lower Cadence Holdings LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 05/10/26 (a)	378	334
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1M LIBOR + 3.00%), 01/31/25 (a)	392	322
McDermott International
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 06/16/27 (a) (k)	290	285
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, 04/04/25 (h) (i)	142	49
PowerTeam Services, LLC
2017 Term Loan B, 4.70%, (3M LIBOR + 3.25%), 02/28/25 (a)	239	228
Prairie ECI Acquiror LP
2017 Term Loan B, 6.20%, (1M LIBOR + 4.75%), 03/07/26 (a)	177	160
		2,911
Real Estate 0.1%
ESH Hospitality, Inc.
2019 Term Loan B, 2.17%, (1M LIBOR + 2.00%), 09/18/26 (a)	463	438
Forest City Enterprises, L.P.
2019 Term Loan B, 3.67%, (1M LIBOR + 3.50%), 12/13/25 (a)	300	281

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

122

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Iron Mountain, Inc.
2018 Term Loan B, 1.92%, (1M LIBOR + 1.75%), 03/02/26 (a)	660	627
VICI Properties 1 LLC
Replacement Term Loan B, 1.94%, (1M LIBOR + 1.75%), 12/13/24 (a)	660	614
		1,960
Utilities 0.0%
Calpine Corporation
Term Loan, 2.17%, (1M LIBOR + 2.00%), 08/02/26 (a)	40	38
Pacific Gas And Electric Company
2017 Term Loan B, 5.50%, (3M LIBOR + 4.50%), 06/18/25 (a)	250	245
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.93%, (1M LIBOR + 1.75%), 12/11/25 (a)	96	92
1st Lien Term Loan B3, 1.94%, (1M LIBOR + 1.75%), 12/11/25 (a)	23	23
		398
Total Senior Floating Rate Instruments (cost $81,623)		76,037
SHORT TERM INVESTMENTS 5.1%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (m) (n)	53,036	53,036
U.S. Treasury Bill 2.2%
Treasury, United States Department of
0.15%, 07/28/20 (o) (p)	40,000	39,996
Total Short Term Investments (cost $93,032)		93,032
Total Investments 97.7% (cost $1,808,798)		1,769,575
Other Derivative Instruments 1.0%		18,403
Other Assets and Liabilities, Net 1.3%		22,460
Total Net Assets 100.0%		1,810,438

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $115,198 and 6.4% of the Fund.

(c)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(d)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  Perpetual security. Next contractual call date presented, if applicable.

(f)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g)  Convertible security.

(h)  Non-income producing security.

(i)  As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k)   This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

Shares/Par[1]	Value ($)

(l)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m)  Investment in affiliate.

(n)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(o)   All or a portion of the security is pledged or segregated as collateral.

(p)  The coupon rate represents the yield to maturity.

JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 46.5%
Mortgage-Backed Securities 18.4%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/32	1,927	2,033
4.00%, 05/01/38 - 05/01/48	13,728	14,653
3.50%, 08/01/47 - 06/01/49	4,070	4,384
2.50%, 07/01/50 (a)	1,000	1,054
Federal National Mortgage Association, Inc.
3.00%, 02/01/33 (b)	5,578	5,874
3.50%, 12/01/36 (b)	3,558	3,826
4.00%, 03/01/38 - 11/01/49	27,299	29,423
4.50%, 03/01/39 - 09/01/49	13,815	15,044
TBA, 2.50%, 07/15/48 (a)	8,100	8,441
TBA, 3.50%, 07/15/48 (a)	23,900	25,132
3.50%, 07/01/34 - 02/01/50	32,028	34,234
3.00%, 10/01/49 - 12/01/49	11,659	12,391
3.00%, 07/15/48 - 07/01/50 (a)	7,400	7,799
TBA, 2.00%, 07/15/31 - 07/14/50 (a)	2,400	2,461
Government National Mortgage Association
4.00%, 02/20/41	13	14
4.00%, 11/20/44 (b)	1,325	1,440
3.50%, 09/20/46	1,035	1,106
3.50%, 02/20/42 - 02/20/47	16,036	17,268
4.50%, 04/20/47	2,875	3,128
4.00%, 01/20/45 - 08/20/48	23,115	24,828
5.00%, 04/20/48	1,323	1,463
		215,996
U.S. Treasury Note 12.0%
Treasury, United States Department of
2.25%, 10/31/24	3,000	3,258
0.38%, 04/30/25	60,613	60,878
0.25%, 06/30/25	20,000	19,963
1.63%, 09/30/26	25,770	27,667
0.50%, 06/30/27	29,152	29,166
		140,932
U.S. Treasury Bond 6.9%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	40,725
3.63%, 02/15/44	2,020	2,957
3.13%, 08/15/44	6,470	8,819
3.00%, 11/15/44	1,900	2,543
2.88%, 08/15/45	3,500	4,610
2.88%, 11/15/46	1,778	2,363
2.88%, 05/15/49 (d)	816	1,103
2.00%, 02/15/50	12,061	13,800
1.25%, 05/15/50	4,940	4,742
		81,662
U.S. Treasury Inflation Indexed Securities 5.9%
Treasury, United States Department of
0.75%, 07/15/28 (e)	5,270	5,942
0.88%, 01/15/29 (e)	18,463	21,053
0.25%, 07/15/29 (e)	3,204	3,506
0.13%, 10/15/24 - 01/15/30 (e)	25,251	26,950
1.00%, 02/15/49 (d) (e)	7,132	9,515
0.25%, 02/15/50 (d) (e)	2,164	2,429
		69,395

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

123

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Sovereign 2.5%
Abu Dhabi, Government of
3.13%, 04/16/30 - 09/30/49 (f)	730	799
3.88%, 04/16/50 (f)	565	669
Banque Centrale De Tunisie
5.75%, 01/30/25 (f)	130	120
Belarus, Council of Ministers of The Republic of
6.88%, 02/28/23 (f)	275	275
Bermuda, Government of
3.72%, 01/25/27 (f)	195	207
Cabinet of Ministers of Ukraine
7.75%, 09/01/20 - 09/01/27 (f)	2,165	2,209
7.38%, 09/25/32 (f)	75	75
Cameroon, Government of
9.50%, 11/19/25 (f)	320	320
Georgia, Government of
6.88%, 04/12/21 (f)	115	117
Ghana, Government of
9.25%, 09/15/22 (f)	10	10
7.88%, 03/26/27 (f)	90	89
Gobierno de la Ciudad de Buenos Aires
8.95%, 02/19/21 (f)	58	53
7.50%, 06/01/27 (f) (g)	200	154
Gobierno de la Provincia de Cordoba
7.13%, 06/10/21 (f)	370	224
7.45%, 09/01/24 (f)	170	99
Gobierno de la Provincia de Mendoza
0.00%, 05/19/24 (f) (h) (i)	10	5
Gobierno de la Republica de Chile
2.45%, 01/31/31	665	684
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (f)	200	220
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (f)	200	225
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	125	130
4.50%, 04/22/29	65	70
3.25%, 04/16/30 (d)	110	108
6.05%, 01/11/40	275	332
5.75%, 10/12/10	380	417
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (f)	20	18
Government of the Independent State of Papua New Guinea
8.38%, 10/04/28 (f)	70	69
Government of the Republic of Serbia
7.25%, 09/28/21 (f)	85	90
Government of the Sultanate of Oman
4.13%, 01/17/23 (f)	35	34
5.38%, 03/08/27 (f)	140	131
Iraq, Government of
5.80%, 01/15/28 (j)	650	588
Jamaica, Government of
6.75%, 04/28/28	25	28
8.00%, 03/15/39	10	12
7.88%, 07/28/45	35	42
Jordan, The Government of, The Hashemite Kingdom of
6.13%, 01/29/26 (f)	100	105
Kantselyariya Premer-Ministra Respubliki Kazakhstan, Gu
6.50%, 07/21/45 (f)	15	22
Ministerul Finantelor Publice
4.38%, 08/22/23 (f)	45	48
Ministry of Diwan Amiri Affairs
3.40%, 04/16/25 (f)	360	392
4.50%, 04/23/28 (f)	20	24
4.00%, 03/14/29 (f)	200	230
3.75%, 04/16/30 (f)	1,330	1,517
4.82%, 03/14/49 (f)	450	594
4.40%, 04/16/50 (f)	920	1,142
Ministry of Finance of the Russian Federation
5.10%, 03/28/35 (j)	600	742
5.10%, 03/28/35 (f)	200	247
5.25%, 06/23/47 (f)	400	528
	Shares/Par[1]	Value ($)
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 07/02/20 (h) (i) (j)	320	59
Morocco, Kingdom of
5.50%, 12/11/42 (f)	15	18
Nigeria, Federal Government of
6.75%, 01/28/21 (f)	35	35
7.63%, 11/21/25 (f)	305	311
Oman Government International Bond
3.88%, 03/08/22 (f)	30	29
Pakistan, Government of
8.25%, 04/15/24 (f)	40	42
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 - 04/12/27 (h) (i) (j) (k)	10,380	271
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (f) (g)	214	210
Presidência Da República Federativa Do Brasil
2.88%, 06/06/25	200	198
4.50%, 05/30/29	95	97
3.88%, 06/12/30	35	34
8.25%, 01/20/34	415	537
7.13%, 01/20/37	75	90
5.63%, 01/07/41	25	26
4.75%, 01/14/50	55	52
Presidencia De La Nacion
0.00%, 04/22/21 - 12/31/33 (h) (i)	2,809	1,160
Presidencia de la República de Colombia
3.13%, 04/15/31	200	197
Presidencia de la República de El Salvador
7.75%, 01/24/23 (f)	210	197
7.65%, 06/15/35 (j)	20	17
7.63%, 02/01/41 (f)	25	21
Presidencia de la Republica Dominicana
7.50%, 05/06/21 (f)	40	41
5.50%, 01/27/25 (f)	55	56
6.88%, 01/29/26 (f)	125	130
5.95%, 01/25/27 (f)	240	241
6.00%, 07/19/28 (f)	55	55
4.50%, 01/30/30 (f)	10	9
6.40%, 06/05/49 (f)	320	291
5.88%, 01/30/60 (f)	80	68
Saudi Arabia, Government of
2.90%, 10/22/25 (f)	555	588
3.63%, 03/04/28 (f)	100	110
3.25%, 10/22/30 (f)	385	413
4.63%, 10/04/47 (f)	165	193
4.50%, 04/22/60 (f)	250	289
Senegal, Government of
8.75%, 05/13/21 (f)	20	21
The Arab Republic of Egypt
6.13%, 01/31/22 (f)	210	215
5.75%, 05/29/24 (f)	35	35
7.50%, 01/31/27 (f)	625	653
7.60%, 03/01/29 (f)	230	234
8.70%, 03/01/49 (f)	200	196
The Democratic Socialist Republic of Sri Lanka
6.25%, 10/04/20 (f)	145	138
The Government of Barbados
6.50%, 02/01/21 - 10/01/29 (f)	197	182
The Government of the Republic of Armenia
7.15%, 03/26/25 (f)	15	17
The Government of the Republic of Azerbaijan
4.75%, 03/18/24 (f)	75	80
The Republic of Indonesia, The Government of
4.10%, 04/24/28	130	144
3.85%, 10/15/30 (d)	1,500	1,667
8.50%, 10/12/35 (f)	130	203
6.63%, 02/17/37 (f)	30	41
7.75%, 01/17/38 (f)	205	308
5.25%, 01/17/42 (f)	55	68
6.75%, 01/15/44 (f)	70	102
5.13%, 01/15/45 (f)	85	104
5.95%, 01/08/46 (f)	220	300
4.35%, 01/11/48	90	101
4.20%, 10/15/50	1,515	1,695

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

124

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
The Republic of Rwanda, Government of
6.63%, 05/02/23 (f)	140	138
The Republic of Uzbekistan
4.75%, 02/20/24 (f)	40	42
The Third Pakistan International Sukuk Co Ltd
5.50%, 10/13/21 (f)	65	64
Turkiye Cumhuriyeti Basbakanlik
5.13%, 03/25/22	465	466
6.25%, 09/26/22	455	461
5.75%, 05/11/47	200	163
Türkiye Cumhuriyeti Basbakanlik
3.25%, 03/23/23	735	695
6.35%, 08/10/24	200	203
4.25%, 03/13/25	90	84
Viet Nam, Socialist Republic of
4.80%, 11/19/24 (j)	350	381
4.80%, 11/19/24 (f)	15	16
		29,516
Municipal 0.6%
California, State of
7.95%, 03/01/36	—	—
7.63%, 03/01/40	1,390	2,454
Illinois, State of
5.10%, 06/01/33	2,535	2,572
6.63%, 02/01/35	310	342
7.35%, 07/01/35	610	692
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	1,024	1,237
		7,297
Collateralized Mortgage Obligations 0.2%
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	1,283	1,309
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	665	713
		2,022
Total Government And Agency Obligations (cost $521,794)		546,820
CORPORATE BONDS AND NOTES 39.5%
Financials 14.3%
1MDB Global Investments Limited
4.40%, 03/09/23 (j)	1,000	946
AerCap Global Aviation Trust
6.50%, 06/15/45 (f)	375	281
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	800	792
2.88%, 08/14/24	888	839
6.50%, 07/15/25	540	565
AFLAC Incorporated
3.60%, 04/01/30	341	398
AIA Group Limited
3.38%, 04/07/30 (f)	1,055	1,155
AIB Group Public Limited Company
4.75%, 10/12/23 (f)	2,425	2,608
Akbank Turk Anonim Sirketi
5.13%, 03/31/25 (f)	25	24
7.20%, 03/16/27 (f) (l)	60	57
Alfa Bond Issuance Public Limited Company
6.95%, (callable at 100 beginning 04/30/23) (j) (m)	200	198
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (f)	490	487
Ally Financial Inc.
3.05%, 06/05/23	1,441	1,461
5.13%, 09/30/24	704	760
4.63%, 03/30/25	500	532
5.80%, 05/01/25	741	827
5.75%, 11/20/25	480	513
8.00%, 11/01/31	414	541
American International Group, Inc.
2.50%, 06/30/25	2,200	2,326
3.90%, 04/01/26	2,000	2,256
4.20%, 04/01/28	775	882
3.40%, 06/30/30	2,200	2,384
	Shares/Par[1]	Value ($)
AmWINS Group, Inc.
7.75%, 07/01/26 (f)	430	452
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (f)	100	98
Avolon Holdings Funding Limited
3.95%, 07/01/24 (f)	850	744
Azul Investments LLP
5.88%, 10/26/24 (f)	205	88
Banco BMG S/A.
8.88%, 08/05/20 (f)	5	5
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (f) (m)	55	48
Banco Macro S.A.
6.75%, 11/04/26 (f)	175	143
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (callable at 100 beginning 01/10/28) (f) (m)	50	48
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (m)	223	215
4.20%, 08/26/24	100	111
3.25%, 10/21/27	1,875	2,072
4.18%, 11/25/27	3,725	4,248
3.82%, 01/20/28 (l)	1,575	1,778
4.27%, 07/23/29	1,475	1,736
Barclays PLC
4.61%, 02/15/23 (n)	2,400	2,526
2.85%, 05/07/26 (n)	1,270	1,323
5.09%, 06/20/30	2,500	2,840
Bayer US Finance II LLC
3.88%, 12/15/23 (f)	1,900	2,083
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (f)	40	41
Biz Finance PLC
9.63%, 04/27/22 (f)	100	102
BNP Paribas
3.38%, 01/09/25 (f)	975	1,054
2.22%, 06/09/26 (f) (n)	1,123	1,148
BPCE
4.63%, 09/12/28 (f)	975	1,135
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (f)	760	772
Camelot Finance S.A.
4.50%, 11/01/26 (f)	155	155
Capital One Financial Corporation
2.60%, 05/11/23	1,171	1,226
3.65%, 05/11/27	2,113	2,310
CBOM Finance Public Limited Company
5.55%, 02/14/23 (f)	200	206
CIT Group Inc.
3.93%, 06/19/24	185	181
Citigroup Inc.
4.60%, 03/09/26	309	353
3.40%, 05/01/26	4,925	5,455
4.30%, 11/20/26	200	227
4.13%, 07/25/28	475	537
4.41%, 03/31/31	1,522	1,798
Commonwealth Bank of Australia
3.61%, 09/12/34 (f)	384	412
Corporacion Andina de Fomento
2.38%, 05/12/23 (d)	1,100	1,125
Credit Suisse Group AG
6.50%, 08/08/23 (f)	400	436
4.21%, 06/12/24 (f)	1,000	1,075
2.59%, 09/11/25 (f)	1,546	1,594
4.28%, 01/09/28 (f)	2,059	2,304
3.87%, 01/12/29 (f)	303	334
4.19%, 04/01/31 (f) (n)	1,376	1,568
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26	699	804
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.50%, 02/07/26 (d) (f)	50	51
CTR Partnership, L.P.
5.25%, 06/01/25	200	203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

125

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Deutsche Bank Aktiengesellschaft
2.70%, 07/13/20	1,800	1,799
4.50%, 04/01/25	4,000	3,926
Diamond Finance International Limited
5.45%, 06/15/23 (f)	1,125	1,230
6.02%, 06/15/26 (f)	250	286
8.35%, 07/15/46 (f)	450	587
Discover Bank
4.68%, 08/09/28	2,000	2,016
Discover Financial Services
4.50%, 01/30/26	2,000	2,229
eG Global Finance PLC
8.50%, 10/30/25 (f)	234	241
EG Global Finance PLC
6.75%, 02/07/25 (f)	141	137
Fidelity Bank PLC
10.50%, 10/16/22 (f)	35	36
Ford Motor Credit Company LLC
3.22%, 01/09/22	105	102
3.34%, 03/28/22	80	78
4.06%, 11/01/24	2,990	2,851
4.69%, 06/09/25	160	156
5.13%, 06/16/25 (d)	120	120
5.11%, 05/03/29	190	186
HSBC Holdings PLC
4.95%, 03/31/30 (n)	205	246
HUB International Limited
7.00%, 05/01/26 (f)	420	420
Icahn Enterprises L.P.
4.75%, 09/15/24	185	175
6.38%, 12/15/25	600	595
6.25%, 05/15/26	285	285
5.25%, 05/15/27	265	256
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (f)	2,000	2,117
Itau Unibanco Holding S.A.
6.13%, (callable at 100 beginning 12/12/22) (f) (m)	40	37
5.13%, 05/13/23 (f)	40	42
JPMorgan Chase & Co.
3.96%, 01/29/27	2,050	2,332
3.51%, 01/23/29	1,850	2,094
4.49%, 03/24/31	2,100	2,560
2.96%, 05/13/31	677	717
JSC Bank of Georgia
6.00%, 07/26/23 (f)	200	199
Jsc Bta Bank
5.50%, 12/21/22 (f)	147	146
JSC TBC Bank
5.75%, 06/19/24 (f)	25	25
Level 3 Financing Inc.
5.38%, 05/01/25	15	15
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	1,200	1,444
2.25%, 11/15/30	378	393
MDGH - GMTN B.V
2.88%, 11/07/29 (f)	200	210
Moody's Corporation
3.75%, 03/24/25	728	826
Morgan Stanley
3.88%, 04/29/24	1,150	1,271
4.00%, 07/23/25	150	170
5.00%, 11/24/25	3,000	3,522
3.63%, 01/20/27	150	169
4.43%, 01/23/30	2,100	2,506
3.62%, 04/01/31	1,444	1,652
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (m) (n)	120	120
2.38%, 05/21/23 (f)	1,333	1,363
5.13%, 05/28/24	1,500	1,639
New York Life Insurance Company
3.75%, 05/15/50 (f)	248	278
Nostrum Oil & Gas Finance B.V.
8.00%, 07/25/22 (f)	540	143
	Shares/Par[1]	Value ($)
Ooredoo International Finance Limited
3.25%, 02/21/23 (f)	85	89
5.00%, 10/19/25 (f)	50	57
Petrobras Global Finance B.V.
6.13%, 01/17/22	45	47
6.25%, 03/17/24	255	272
8.75%, 05/23/26	205	242
5.75%, 02/01/29	70	72
5.09%, 01/15/30 (f)	30	30
6.90%, 03/19/49	235	247
Petrobras International Finance Co
6.88%, 01/20/40	125	132
Pine Street Trust I
4.57%, 02/15/29 (f)	1,000	1,125
Pine Street Trust II
5.57%, 02/15/49 (f)	1,000	1,151
Quicken Loans Inc.
5.25%, 01/15/28 (f)	180	187
Regions Bank
6.45%, 06/26/37	1,000	1,332
Regions Financial Corporation
2.25%, 05/18/25	1,000	1,047
SABIC Capital II B.V.
4.00%, 10/10/23 (f)	200	213
Sasol Financing International Limited
4.50%, 11/14/22	80	73
Sasol Financing USA LLC
5.88%, 03/27/24	25	22
SLM Corporation
7.25%, 01/25/22	500	502
Springleaf Finance Corporation
7.13%, 03/15/26	300	310
State Street Corporation
2.83%, 03/30/23 (f)	98	102
3.15%, 03/30/31 (f)	63	71
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (f)	1,275	1,386
Synchrony Financial
4.38%, 03/19/24	1,480	1,564
5.15%, 03/19/29	2,759	3,088
Tanger Properties Limited Partnership
3.13%, 09/01/26	3,000	2,776
TCS Finance Designated Activity Company
9.25%, (callable at 100 beginning 09/15/22) (j) (m)	200	202
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	640	818
3.30%, 05/15/50 (f)	626	641
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (f)	400	417
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	7,500	8,703
3.80%, 03/15/30	2,570	2,931
The Progressive Corporation
3.20%, 03/26/30	125	142
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (l) (n)	2,035	2,113
3.88%, 09/12/23	1,479	1,595
4.52%, 06/25/24 (l) (n)	1,975	2,146
4.27%, 03/22/25 (n)	1,225	1,332
3.07%, 05/22/28 (n)	712	747
Tiaa Asset Management, LLC
4.00%, 11/01/28 (f)	425	503
Trade and Development Bank of Mongolia LLC
7.25%, 10/23/23 (f)	25	24
Turkiye Cumhuriyeti Ziraat Bankasi Anonim Sirketi
5.13%, 05/03/22 (f)	105	103
Turkiye Sinai Kalkinma Bankasi A.S.
6.00%, 01/23/25 (f)	70	67
Turkiye Vakiflar Bankasi T.A.O.
5.75%, 01/30/23 (f)	120	117
TV Azteca S.A.B. de C.V.
8.25%, 08/09/24 (j)	500	226

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

126

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
UniCredit S.p.A.
6.57%, 01/14/22 (f)	2,000	2,116
Unum Group
4.50%, 03/15/25	1,066	1,145
4.00%, 06/15/29	1,500	1,550
5.75%, 08/15/42	1,500	1,597
USA Compression Finance Corp.
6.88%, 04/01/26	200	194
Usiminas International S.À R.L.
5.88%, 07/18/26 (f)	25	23
USIS Merger Sub, Inc.
6.88%, 05/01/25 (f)	480	484
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (f)	898	927
3.13%, 05/12/23 (f)	782	822
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (m)	255	249
2.41%, 10/30/25	650	677
4.48%, 04/04/31	2,110	2,549
5.01%, 04/04/51	3,036	4,183
Westpac Banking Corporation
4.11%, 07/24/34	558	616
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (f)	300	304
		168,343
Energy 5.7%
ADES International Holding PLC
8.63%, 04/24/24 (j)	200	187
Canadian Natural Resources Limited
3.90%, 02/01/25	1,500	1,607
Cenovus Energy Inc.
4.25%, 04/15/27	1,045	952
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (f)	20	23
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	605	603
5.63%, 10/01/26	265	263
Chesapeake Energy Corporation
0.00%, 10/01/24 - 06/15/27 (h) (i)	560	14
Citgo Petroleum Corporation
6.25%, 08/15/22 (f)	805	802
7.00%, 06/15/25 (f)	70	70
Comstock Escrow Corporation
9.75%, 08/15/26	300	281
Continental Resources, Inc.
4.50%, 04/15/23	4,375	4,180
4.38%, 01/15/28	200	176
Crestwood Midstream Partners LP
5.75%, 04/01/25	470	408
5.63%, 05/01/27 (f)	455	378
CVR Energy, Inc.
5.25%, 02/15/25 (f)	200	183
5.75%, 02/15/28 (f)	30	26
DCP Midstream Operating, LP
5.38%, 07/15/25	400	396
5.63%, 07/15/27	230	232
5.13%, 05/15/29	225	215
Denbury Resources Inc.
9.25%, 03/31/22 (f)	20	8
7.75%, 02/15/24 (f)	485	183
Devon Energy Corporation
5.85%, 12/15/25	452	498
4.75%, 05/15/42	800	695
DTEK Finance PLC
10.75%, 12/31/24 (g) (j) (o)	285	167
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (f)	45	45
5.50%, 01/30/26 (f)	15	14
5.75%, 01/30/28 (f)	160	154
Energy Transfer LP
4.20%, 09/15/23	1,775	1,880
5.50%, 06/01/27	1,400	1,564
5.25%, 04/15/29	1,125	1,228
3.75%, 05/15/30	327	324
	Shares/Par[1]	Value ($)
5.30%, 04/15/47	700	672
6.00%, 06/15/48	490	508
5.00%, 05/15/50	731	693
EQM Midstream Partners, LP
4.75%, 07/15/23	3,250	3,252
6.50%, 07/01/27 (f)	115	118
Exxon Mobil Corporation
3.48%, 03/19/30	2,230	2,542
Frontera Energy Corporation
9.70%, 06/25/23 (f)	60	49
Geopark Limited
6.50%, 09/21/24 (f)	65	59
Global Partners LP
7.00%, 06/15/23 - 08/01/27	500	473
Halliburton Company
3.80%, 11/15/25	14	15
Hess Corporation
4.30%, 04/01/27	120	124
7.13%, 03/15/33	151	176
5.60%, 02/15/41	210	219
5.80%, 04/01/47	601	651
Hess Infrastructure Partners LP
5.63%, 02/15/26 (f)	345	342
Hess Midstream Operations LP
5.13%, 06/15/28 (f)	205	197
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (f)	135	114
Holly Energy Partners, L.P.
5.00%, 02/01/28 (f)	230	219
Jonah Energy LLC
7.25%, 10/15/25 (f)	200	23
JSC National Company 'KazMunayGas'
3.88%, 04/19/22 (f)	75	76
Kondor Finance PLC
7.38%, 07/19/22 (j)	200	198
Kosmos Energy Ltd.
7.13%, 04/04/26 (f)	340	304
Marathon Oil Corporation
4.40%, 07/15/27	650	638
Marathon Petroleum Corporation
3.80%, 04/01/28	625	663
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (f)	25	23
MEG Energy Corp.
7.13%, 02/01/27 (f)	152	126
MPLX LP
1.21%, (3M USD LIBOR + 0.90%), 09/09/21 (l)	233	231
4.80%, 02/15/29	500	554
4.50%, 04/15/38	675	675
4.70%, 04/15/48	325	326
Occidental Petroleum Corporation
2.90%, 08/15/24	751	642
5.55%, 03/15/26	295	269
3.40%, 04/15/26	115	94
3.20%, 08/15/26	90	73
3.50%, 08/15/29	393	288
8.88%, 07/15/30	125	125
7.50%, 05/01/31	380	353
7.88%, 09/15/31	35	33
6.45%, 09/15/36	1,450	1,249
4.30%, 08/15/39	101	70
6.20%, 03/15/40	60	50
6.60%, 03/15/46	1,375	1,198
4.40%, 04/15/46 - 08/15/49	171	118
4.20%, 03/15/48	85	58
Ovintiv Canada ULC
5.15%, 11/15/41	1,996	1,387
Pan American Energy S.L., Branch Argentina
7.88%, 05/07/21 (f)	7	7
PBF Holding Co. LLC
7.25%, 06/15/25	170	155
PBF Holding Company LLC
9.25%, 05/15/25 (f)	250	267
PBF Logistics LP
6.88%, 05/15/23	300	289

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

127

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
PDV America, Inc.
9.25%, 08/01/24 (f)	90	90
Pemex Project Funding Master Trust
8.63%, 02/01/22 (g)	50	53
6.63%, 06/15/35	400	324
Petroleos Mexicanos
5.50%, 01/21/21 (d)	40	40
6.38%, 02/04/21 - 01/23/45	80	65
4.88%, 01/24/22 (d)	145	144
3.96%, (3M USD LIBOR + 3.65%), 03/11/22 (l)	70	67
5.38%, 03/13/22	85	85
3.50%, 01/30/23	415	395
4.88%, 01/18/24	240	230
6.49%, 01/23/27 (f)	395	361
6.84%, 01/23/30 (f)	775	678
5.95%, 01/28/31 (f)	1,830	1,507
6.50%, 06/02/41	50	38
6.75%, 09/21/47	8,670	6,689
7.69%, 01/23/50 (f)	816	675
PETRONAS Capital Limited
3.50%, 04/21/30 (f)	200	221
Phillips 66
3.70%, 04/06/23	67	72
3.85%, 04/09/25	87	97
3.90%, 03/15/28 (d)	1,425	1,587
PK Borets , OOO Proizvodstvennaya Kompaniya Borets, OOO
6.50%, 04/07/22 (f)	50	50
Plains All American Pipeline, L.P.
3.85%, 10/15/23	800	830
4.50%, 12/15/26	1,450	1,534
3.55%, 12/15/29	188	183
PT Adaro Indonesia
4.25%, 10/31/24 (f)	180	169
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30 (f) (n)	1,251	1,382
Sanchez Energy Corporation
0.00%, 02/15/23 (f) (h) (i)	300	2
Saudi Arabian Oil Company
3.50%, 04/16/29 (f)	495	534
4.25%, 04/16/39 (f)	245	274
4.38%, 04/16/49 (f)	160	181
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	500	533
5.40%, 10/01/47	200	195
Sunoco LP
4.88%, 01/15/23	55	55
5.50%, 02/15/26	235	228
6.00%, 04/15/27	5	5
5.88%, 03/15/28	95	95
Targa Resource Corporation
6.75%, 03/15/24	125	126
5.13%, 02/01/25	300	288
6.50%, 07/15/27	400	405
Tecpetrol
4.88%, 12/12/22 (f)	40	38
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (f)	80	87
7.50%, 10/25/27 (f)	30	32
The Williams Companies, Inc.
3.50%, 11/15/30	1,306	1,374
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30 (f)	158	169
3.95%, 05/15/50 (f)	509	545
Transportadora de Gas del Sur S.A.
6.75%, 05/02/25 (f)	150	128
Tullow Oil PLC
6.25%, 04/15/22 (d) (f)	545	399
Valero Energy Corporation
2.70%, 04/15/23	236	245
2.85%, 04/15/25	136	143
Viper Energy Partners LP
5.38%, 11/01/27 (f)	200	196
Weatherford International Ltd.
11.00%, 12/01/24 (f)	56	39
	Shares/Par[1]	Value ($)
Western Midstream Operating, LP
4.00%, 07/01/22	40	40
3.10%, 02/01/25 (p)	170	161
3.95%, 06/01/25	1,314	1,231
4.65%, 07/01/26	255	243
4.05%, 02/01/30 (p)	280	269
5.30%, 03/01/48	80	65
5.25%, 02/01/50 (p)	30	26
Williams Partners L.P.
3.90%, 01/15/25	1,275	1,391
YPF Sociedad Anonima
8.75%, 04/04/24 (f)	345	278
8.50%, 03/23/21 - 06/27/29 (f)	545	439
		66,766
Communication Services 4.6%
Altice Financing S.A.
7.63%, 02/15/25 (d) (f)	400	416
7.50%, 05/15/26 (f)	285	299
5.00%, 01/15/28 (f)	200	199
Altice France
7.38%, 05/01/26 (f)	475	495
Altice France Holding S.A.
8.13%, 02/01/27 (f)	1,180	1,290
Altice France S.A.
6.00%, 02/15/28 (f)	425	402
AT&T Inc.
4.10%, 02/15/28	203	233
4.35%, 03/01/29	450	523
4.30%, 02/15/30	415	485
4.90%, 08/15/37	400	479
5.45%, 03/01/47	500	656
Axtel, S.A.B. de C.V.
6.38%, 11/14/24 (d) (f)	80	83
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (f)	1,160	1,149
Cablevision Systems Corporation
5.88%, 09/15/22	500	524
CCO Holdings, LLC
4.00%, 03/01/23 (f)	600	605
5.75%, 02/15/26 (f)	845	876
5.13%, 05/01/27 (f)	85	88
5.00%, 02/01/28 (f)	645	666
4.75%, 03/01/30 (f)	180	184
4.50%, 08/15/30 (f)	110	112
CenturyLink, Inc.
5.63%, 04/01/25	105	109
5.13%, 12/15/26 (f)	600	599
6.88%, 01/15/28	10	11
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,427
4.91%, 07/23/25	1,700	1,947
5.38%, 05/01/47	1,000	1,177
Colombia Telecomunicaciones, S.A. ESP
5.38%, 09/27/22 (f)	195	195
Comcast Corporation
4.15%, 10/15/28	1,400	1,681
3.40%, 04/01/30	235	268
4.25%, 10/15/30	1,075	1,316
3.75%, 04/01/40	83	97
Comcel Trust
6.88%, 02/06/24 (f)	200	204
CSC Holdings, LLC
5.25%, 06/01/24	1,000	1,062
5.75%, 01/15/30 (f)	585	612
4.13%, 12/01/30 (f)	190	189
Digicel Group Limited
6.75%, 03/01/23 (f)	50	26
Discovery Communications, LLC
3.63%, 05/15/30	539	590
4.65%, 05/15/50	1,453	1,655
DISH DBS Corporation
7.75%, 07/01/26	500	530
Dish Network Corporation
2.38%, 03/15/24 (n)	376	340

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

128

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
3.38%, 08/15/26 (n)	150	139
Dolya Holdco 18 Designated Activity Company
5.00%, 07/15/28 (f)	225	222
Fox Corporation
4.03%, 01/25/24	650	719
4.71%, 01/25/29	550	660
Frontier Communications Corporation
8.00%, 04/01/27 (f)	890	904
Globo Comunicacao e Participacoes S.A.
4.84%, 06/08/25 (f)	50	50
GTH Finance B.V.
7.25%, 04/26/23 (f)	130	144
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (f)	455	461
0.00%, 10/15/24 (f) (h) (i)	200	120
Level 3 Financing, Inc.
5.13%, 05/01/23	400	400
5.38%, 01/15/24	300	302
4.63%, 09/15/27 (f)	190	191
4.25%, 07/01/28 (f)	230	230
Match Group, Inc.
4.13%, 08/01/30 (f)	45	44
Millicom International Cellular SA
6.00%, 03/15/25 (d) (f)	585	600
6.63%, 10/15/26 (f)	250	267
5.13%, 01/15/28 (f)	200	201
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (f)	50	53
Neptune Finco Corp.
10.88%, 10/15/25 (f)	15	16
Netflix, Inc.
3.63%, 06/15/25 (f)	160	161
4.88%, 04/15/28	500	534
5.88%, 11/15/28	115	131
6.38%, 05/15/29	35	41
5.38%, 11/15/29 (f)	30	33
Sable International Finance Limited
5.75%, 09/07/27 (f)	55	56
Sirius XM Radio Inc.
3.88%, 08/01/22 (f)	200	201
4.63%, 05/15/23 (f)	500	504
5.38%, 07/15/26 (f)	170	176
5.00%, 08/01/27 (f)	400	410
4.13%, 07/01/30 (f)	55	54
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	523
5.50%, 09/01/41	4,071	4,893
Sprint Capital Corporation
6.88%, 11/15/28	585	713
Sprint Communications, Inc.
6.00%, 11/15/22	215	227
Sprint Corporation
7.88%, 09/15/23	580	654
7.13%, 06/15/24	150	169
TBG Global Pte. Ltd.
5.25%, 02/10/22 (j)	200	200
Telecom Italia S.p.A.
5.30%, 05/30/24 (f)	400	419
The Walt Disney Company
3.80%, 03/22/30 (n)	1,450	1,692
4.70%, 03/23/50	1,045	1,365
T-Mobile USA, Inc.
6.38%, 03/01/25	405	415
6.50%, 01/15/26	365	382
4.50%, 02/01/26	295	299
3.75%, 04/15/27 (f)	1,165	1,291
4.75%, 02/01/28	65	69
3.88%, 04/15/30 (f)	335	372
4.38%, 04/15/40 (f)	40	46
4.50%, 04/15/50 (f)	40	47
Turk Telekomunikasyon Anonim Sirketi
6.88%, 02/28/25 (f)	50	53
Univision Communications Inc.
9.50%, 05/01/25 (f)	35	37
6.63%, 06/01/27 (f)	40	38
	Shares/Par[1]	Value ($)
Verizon Communications Inc.
3.00%, 03/22/27	184	204
3.15%, 03/22/30	299	337
5.25%, 03/16/37	550	746
4.86%, 08/21/46	580	788
5.01%, 04/15/49	1,413	1,964
4.00%, 03/22/50	306	390
VFU Funding PLC
6.20%, 02/11/25 (f)	200	198
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (f)	200	205
VTR Finance B.V.
6.38%, 07/15/28 (f)	70	72
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (f)	315	322
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (f)	95	90
6.13%, 03/01/28 (f)	355	345
Ziggo Bond Company B.V.
5.13%, 02/28/30 (f)	545	540
		53,928
Consumer Staples 2.8%
Altria Group, Inc.
3.80%, 02/14/24	1,825	1,997
4.40%, 02/14/26	25	29
3.88%, 09/16/46	4,000	3,968
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	1,141
4.90%, 02/01/46	1,025	1,243
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,617
4.75%, 01/23/29	1,750	2,110
3.50%, 06/01/30	500	562
4.35%, 06/01/40	500	571
4.60%, 04/15/48 - 06/01/60	1,150	1,360
4.50%, 06/01/50	500	595
5.80%, 01/23/59	1,000	1,410
Archer-Daniels-Midland Company
3.25%, 03/27/30	237	268
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,690
Cosan Overseas Limited
8.25%, (callable at 100 beginning 11/05/20) (j) (m)	390	392
Darling Ingredients Inc.
5.25%, 04/15/27 (f)	230	237
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23 (f)	155	156
JBS Investments II GmbH
7.00%, 01/15/26 (f)	45	47
JBS USA Finance, Inc.
6.75%, 02/15/28 (f)	500	529
JBS USA Food Company
5.88%, 07/15/24 (f)	600	608
5.75%, 06/15/25 (f)	175	177
6.50%, 04/15/29 (f)	465	493
5.50%, 01/15/30 (f)	805	825
MHP SE SA
7.75%, 05/10/24 (f)	75	78
Performance Food Group, Inc.
6.88%, 05/01/25 (f)	210	219
Post Holdings, Inc.
5.00%, 08/15/26 (f)	20	20
5.75%, 03/01/27 (f)	465	480
5.63%, 01/15/28 (f)	70	72
5.50%, 12/15/29 (f)	246	255
4.63%, 04/15/30 (f)	20	20
Reynolds American Inc.
4.45%, 06/12/25	325	366
5.85%, 08/15/45	1,000	1,248
Safeway Inc.
3.50%, 02/15/23 (f)	5	5
Sysco Corporation
5.65%, 04/01/25 (p)	400	468
5.95%, 04/01/30 (p)	500	628

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

129

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
6.60%, 04/01/40 - 04/01/50 (p)	1,000	1,367
The Coca-Cola Company
3.38%, 03/25/27	893	1,022
3.45%, 03/25/30	498	586
4.13%, 03/25/40	282	359
4.20%, 03/25/50	524	686
U.S. Foods Inc.
6.25%, 04/15/25 (f)	140	142
		33,046
Real Estate 2.4%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	600	751
American Homes 4 Rent, L.P.
4.90%, 02/15/29	1,100	1,225
Boston Properties Limited Partnership
3.25%, 01/30/31	613	660
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,280
4.55%, 10/01/29	189	199
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,095
4.13%, 05/15/29	631	649
4.05%, 07/01/30	92	94
CoreCivic, Inc.
4.63%, 05/01/23	300	291
Healthcare Trust of America Holdings, LP
3.50%, 08/01/26	201	217
3.10%, 02/15/30	193	195
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,688
Kilroy Realty, L.P.
4.75%, 12/15/28	925	1,032
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	600	624
4.63%, 06/15/25 (f)	55	54
MPT Operating Partnership, L.P.
6.38%, 03/01/24	300	309
National Retail Properties, Inc.
3.60%, 12/15/26	1,250	1,315
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	946
4.50%, 04/01/27	5,000	5,218
3.63%, 10/01/29	852	832
Simon Property Group, L.P.
2.45%, 09/13/29	257	255
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	183
The GEO Group, Inc.
5.88%, 10/15/24	40	31
6.00%, 04/15/26 (d)	185	142
The Howard Hughes Corporation
5.38%, 03/15/25 (f)	300	279
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	1,094
4.75%, 11/15/30	1,439	1,617
Vereit Operating Partnership, L.P.
4.63%, 11/01/25	1,475	1,596
3.95%, 08/15/27	650	674
3.40%, 01/15/28	238	236
VICI Properties Inc.
3.50%, 02/15/25 (f)	80	75
4.25%, 12/01/26 (f)	120	115
4.63%, 12/01/29 (f)	150	147
		28,118
Health Care 2.0%
Avantor, Inc.
6.00%, 10/01/24 (f)	200	208
Bausch Health Companies Inc.
5.88%, 05/15/23 (f)	54	54
7.00%, 03/15/24 (f)	300	311
5.50%, 11/01/25 (f)	130	133
9.25%, 04/01/26 (f)	400	434
Centene Corporation
4.75%, 01/15/25	495	507
	Shares/Par[1]	Value ($)
5.25%, 04/01/25 (f)	455	469
4.25%, 12/15/27	845	872
4.63%, 12/15/29	840	886
3.38%, 02/15/30	495	500
Centene Escrow I Corporation
5.38%, 06/01/26 (f)	155	161
Charles River Laboratories International, Inc.
5.50%, 04/01/26 (f)	200	209
4.25%, 05/01/28 (f)	20	20
Cigna Holding Company
4.90%, 12/15/48	1,000	1,317
Community Health Systems, Inc.
6.25%, 03/31/23	215	203
8.63%, 01/15/24 (f)	500	489
8.00%, 03/15/26 (f)	125	118
CVS Health Corporation
4.10%, 03/25/25	114	129
3.88%, 07/20/25	2,475	2,778
3.00%, 08/15/26	92	100
3.63%, 04/01/27	259	291
3.25%, 08/15/29	212	234
3.75%, 04/01/30	492	566
4.78%, 03/25/38	1,100	1,363
4.13%, 04/01/40	342	403
5.05%, 03/25/48	1,000	1,305
4.25%, 04/01/50	97	117
DaVita Inc.
4.63%, 06/01/30 (f)	305	303
Elanco Animal Health
5.02%, 08/28/23 (p)	550	578
Fresenius Medical Care Holdings, Inc.
4.88%, 06/15/27 (f)	115	116
HCA Inc.
5.38%, 02/01/25	925	995
5.88%, 02/15/26	700	768
Hologic, Inc.
4.38%, 10/15/25 (f)	200	202
IQVIA Inc.
5.00%, 05/15/27 (f)	300	306
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (f)	230	214
Teleflex Incorporated
4.88%, 06/01/26	300	310
4.25%, 06/01/28 (f)	55	56
Tenet Healthcare Corporation
8.13%, 04/01/22	570	597
6.75%, 06/15/23	500	496
7.50%, 04/01/25 (f)	330	350
7.00%, 08/01/25 (d)	400	393
4.88%, 01/01/26 (f)	100	98
6.25%, 02/01/27 (f)	70	69
5.13%, 11/01/27 (f)	500	495
4.63%, 06/15/28 (f)	70	69
Teva Pharmaceutical Finance IV B.V.
3.65%, 11/10/21	75	75
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	50	47
Thermo Fisher Scientific Inc.
4.50%, 03/25/30	229	283
UnitedHealth Group Incorporated
2.75%, 05/15/40	308	326
Upjohn Inc.
1.13%, 06/22/22 (f)	456	459
1.65%, 06/22/25 (f)	147	150
2.70%, 06/22/30 (f)	745	765
3.85%, 06/22/40 (f)	325	349
4.00%, 06/22/50 (f)	560	599
		23,645
Utilities 1.9%
Berkshire Hathaway Energy Company
4.05%, 04/15/25 (f)	1,784	2,033
3.25%, 04/15/28	475	533
3.70%, 07/15/30 (f)	142	166
4.25%, 10/15/50 (f)	81	102

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

130

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Clearway Energy Operating LLC
5.00%, 09/15/26	330	338
4.75%, 03/15/28 (f)	35	36
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (f)	1,499	1,544
Consolidated Edison Company of New York, Inc.
3.35%, 04/01/30	114	129
3.95%, 04/01/50	199	239
Duke Energy Corporation
3.15%, 08/15/27	2,150	2,405
2.45%, 06/01/30	427	448
Entergy Corporation
2.80%, 06/15/30	438	463
3.75%, 06/15/50	388	437
ESKOM Holdings
5.75%, 01/26/21 (f)	1,275	1,219
6.75%, 08/06/23 (f)	50	47
Exelon Corporation
4.05%, 04/15/30	250	288
4.70%, 04/15/50	111	141
MidAmerican Energy Company
3.65%, 04/15/29	800	953
NextEra Energy Operating Partners, LP
4.25%, 07/15/24 (f)	300	302
NiSource Inc.
2.95%, 09/01/29	1,265	1,379
NRG Energy, Inc.
7.25%, 05/15/26	300	317
Pacific Gas And Electric Company
5.25%, 07/01/30	185	186
Petrobras Argentina S.A.
7.38%, 07/21/23 (f)	80	68
Puget Energy, Inc.
4.10%, 06/15/30 (f)	516	566
Southern California Edison Company
3.70%, 08/01/25	1,425	1,574
4.20%, 03/01/29	975	1,127
Talen Energy Supply, LLC
7.63%, 06/01/28 (f)	75	75
The AES Corporation
5.50%, 04/15/25	300	308
3.30%, 07/15/25 (f)	1,317	1,352
3.95%, 07/15/30 (f)	1,148	1,172
The Southern Company
3.25%, 07/01/26	1,850	2,048
Vistra Operations Company LLC
5.63%, 02/15/27 (f)	140	144
5.00%, 07/31/27 (f)	430	436
		22,575
Consumer Discretionary 1.9%
Aramark Services, Inc.
6.38%, 05/01/25 (f)	130	134
5.00%, 02/01/28 (f)	1,115	1,059
AutoNation, Inc.
4.75%, 06/01/30	117	127
AutoZone, Inc.
3.63%, 04/15/25	164	183
4.00%, 04/15/30	762	882
Boyd Gaming Corporation
6.38%, 04/01/26	130	124
6.00%, 08/15/26	65	61
4.75%, 12/01/27 (f)	185	159
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (h) (i) (q)	99	—
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (f)	600	522
Dollar Tree, Inc.
4.00%, 05/15/25	1,050	1,179
4.20%, 05/15/28	1,125	1,308
Eldorado Resorts, Inc.
6.00%, 04/01/25	200	209
6.25%, 07/01/25 (f)	335	337
8.13%, 07/01/27 (f)	165	160
	Shares/Par[1]	Value ($)
Evrotorg, OOO
8.75%, 10/30/22 (f)	170	173
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (f)	315	301
Golden Entertainment, Inc.
7.63%, 04/15/26 (f)	300	280
Hasbro, Inc.
2.60%, 11/19/22 (p)	268	275
3.00%, 11/19/24 (p)	610	636
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	200	194
KFC Holding Co.
5.00%, 06/01/24 (f)	200	204
Laureate Education, Inc.
8.25%, 05/01/25 (f)	300	312
Lowe`s Companies, Inc.
4.50%, 04/15/30	549	674
5.00%, 04/15/40	350	454
5.13%, 04/15/50	414	571
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (f)	55	56
Mattel, Inc.
6.75%, 12/31/25 (f)	315	327
5.88%, 12/15/27 (f)	50	52
McDonald's Corporation
3.50%, 07/01/27	243	275
3.60%, 07/01/30	290	334
4.20%, 04/01/50	146	176
Metalsa, S.A. de C.V.
4.90%, 04/24/23 (f)	185	181
NagaCorp Ltd.
9.38%, 05/21/21 (f)	85	87
NCL Corporation Ltd.
12.25%, 05/15/24 (f)	5	5
New Golden Nugget Inc.
6.75%, 10/15/24 (f)	320	229
NIKE, Inc.
3.25%, 03/27/40	347	388
Northwest Fiber LLC / Northwest Fiber Finance Sub
10.75%, 06/01/28 (f)	205	211
O'Reilly Automotive, Inc.
4.20%, 04/01/30	170	200
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (f)	300	300
5.75%, 04/15/25 (f)	60	63
4.38%, 01/15/28 (f)	170	167
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (f)	40	41
9.13%, 06/15/23 (f)	10	10
Scientific Games International, Inc.
5.00%, 10/15/25 (f)	150	139
Service Corporation International
5.13%, 06/01/29	440	473
Sotheby's, Inc.
7.38%, 10/15/27 (d) (f)	295	276
Stars Group Holdings B.V.
7.00%, 07/15/26 (f)	455	480
Station Casinos LLC
5.00%, 10/01/25 (f)	30	26
The Home Depot, Inc.
3.30%, 04/15/40	481	543
The TJX Companies, Inc.
3.75%, 04/15/27	622	711
3.88%, 04/15/30	1,155	1,358
4.50%, 04/15/50	467	598
The William Carter Company
5.63%, 03/15/27 (f)	200	206
Toyota Motor Credit Corporation
2.90%, 03/30/23	1,108	1,173
3.00%, 04/01/25	246	267
3.38%, 04/01/30	329	378
Wolverine World Wide, Inc.
6.38%, 05/15/25 (f)	210	221
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (f)	200	194

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

131

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Wynn Las Vegas, LLC
5.50%, 03/01/25 (f)	250	230
5.25%, 05/15/27 (f)	160	139
Wynn Macau, Limited
4.88%, 10/01/24 (f)	215	211
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (f)	155	156
Yum! Brands, Inc.
7.75%, 04/01/25 (f)	350	378
		21,777
Industrials 1.8%
3M Company
3.70%, 04/15/50	64	76
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (f)	425	428
AECOM
5.88%, 10/15/24	500	541
5.13%, 03/15/27	320	344
Aeropuertos Argentina 2000 S.A.
6.88%, 02/01/27 (f) (o)	285	226
Air Lease Corporation
3.38%, 07/01/25	961	961
3.75%, 06/01/26	3,475	3,506
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (f)	300	300
Bombardier Inc.
6.13%, 01/15/23 (f)	400	274
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (f)	390	352
BWXT Government Group, Inc.
5.38%, 07/15/26 (f)	300	310
4.13%, 06/30/28 (f)	175	175
DP World UAE Region FZE
5.63%, 09/25/48 (f)	35	38
Elementia, S.A.B. De C.V.
5.50%, 01/15/25 (f)	100	81
Embraer Overseas Limited
5.70%, 09/16/23 (f)	25	24
Embraer S.A.
5.15%, 06/15/22	60	58
FLY Leasing Limited
6.38%, 10/15/21 (d)	100	92
Georgian Railway JSC
7.75%, 07/11/22 (f)	40	41
IHS Netherlands Holdco B.V.
7.13%, 03/18/25 (f)	200	202
Indika Energy Capital II Pte. Ltd.
6.88%, 04/10/22 (f)	245	237
LBC Tank Terminals Holding Netherlands B.V.
6.88%, 05/15/23 (f)	305	305
Moog Inc.
4.25%, 12/15/27 (f)	200	195
Park Aerospace Holdings Limited
5.50%, 02/15/24 (f)	4,000	3,660
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (f)	300	302
Rumo Luxembourg SARL
7.38%, 02/09/24 (f)	355	373
Shortline PLC
9.88%, 09/15/21 (f)	60	60
Tempo Acquisition, LLC
5.75%, 06/01/25 (f)	120	123
6.75%, 06/01/25 (f)	600	609
The Boeing Company
5.04%, 05/01/27 (p)	555	619
5.15%, 05/01/30 (p)	555	618
5.71%, 05/01/40 (p)	560	634
5.81%, 05/01/50 (p)	600	708
5.93%, 05/01/60 (p)	560	659
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (d) (f)	930	925
TransDigm Inc.
6.50%, 05/15/25	30	28
8.00%, 12/15/25 (f)	325	341
	Shares/Par[1]	Value ($)
6.25%, 03/15/26 (f)	500	500
6.38%, 06/15/26	365	333
7.50%, 03/15/27	60	58
5.50%, 11/15/27	830	724
TransDigm UK Holdings PLC
6.88%, 05/15/26	65	61
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (f)	536	544
8.50%, 08/15/27 (f)	35	37
XPO Logistics, Inc.
6.25%, 05/01/25 (f)	275	288
		20,970
Information Technology 1.3%
Ascend Learning, LLC
6.88%, 08/01/25 (f)	377	381
ASGN Incorporated
4.63%, 05/15/28 (f)	65	63
Banff Merger Sub Inc.
9.75%, 09/01/26 (f)	535	539
Boxer Parent Company Inc.
7.13%, 10/02/25 (f)	80	84
CDK Global, Inc.
4.88%, 06/01/27	300	308
Chatwork Co., Ltd
2.85%, 05/15/30 (f)	1,463	1,509
Dell International L.L.C.
5.85%, 07/15/25 (f)	182	209
6.10%, 07/15/27 (f)	334	386
6.20%, 07/15/30 (f)	289	337
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (f)	355	359
Entegris, Inc.
4.38%, 04/15/28 (f)	155	158
Gartner, Inc.
4.50%, 07/01/28 (f)	145	146
Inception Merger Sub, Inc.
8.63%, 11/15/24 (d) (f)	775	786
Micron Technology, Inc.
2.50%, 04/24/23	989	1,027
NortonLifelock Inc.
3.95%, 06/15/22	400	405
Nuance Communications, Inc.
5.63%, 12/15/26	335	349
NVIDIA Corporation
2.85%, 04/01/30	287	319
3.50%, 04/01/40	310	361
Open Text Corporation
5.88%, 06/01/26 (f)	235	244
3.88%, 02/15/28 (f)	105	101
Oracle Corporation
2.80%, 04/01/27	991	1,081
2.95%, 04/01/30	1,000	1,112
3.60%, 04/01/40 - 04/01/50	1,980	2,233
3.85%, 04/01/60	1,000	1,166
Qorvo, Inc.
5.50%, 07/15/26	300	312
Radiate HoldCo, LLC
6.88%, 02/15/23 (f)	500	508
6.63%, 02/15/25 (f)	230	230
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (f)	280	303
SS&C Technologies, Inc.
5.50%, 09/30/27 (f)	300	307
TTM Technologies, Inc.
5.63%, 10/01/25 (f)	415	412
		15,735
Materials 0.8%
Allegheny Technologies Incorporated
5.88%, 12/01/27	346	321
Axalta Coating Systems, LLC
4.75%, 06/15/27 (f)	210	211
Berry Global Escrow Corporation
4.88%, 07/15/26 (f)	200	203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

132

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Celtic Resources Holdings Designated Activity Company
4.13%, 10/09/24 (f)	200	209
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (f)	50	51
CF Industries, Inc.
5.38%, 03/15/44	200	216
Chevron Phillips Chemical Company LLC
5.13%, 04/01/25 (f)	826	949
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (f)	225	132
Crown Americas LLC
4.50%, 01/15/23	300	308
CSN Resources S.A.
7.63%, 02/13/23 (f)	415	387
Element Solutions Inc.
5.88%, 12/01/25 (f)	300	303
First Quantum Minerals Ltd
7.25%, 05/15/22 - 04/01/23 (f)	685	656
6.50%, 03/01/24 (f)	300	283
7.50%, 04/01/25 (f)	50	48
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (f)	30	29
7.88%, 07/15/26 (f)	370	359
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (f)	5	5
Fresenius Medical Care Holdings, Inc.
5.13%, 10/01/21 (f)	70	74
Gold Fields Orogen Holding (BVI) Limited
4.88%, 10/07/20 (f)	140	140
5.13%, 05/15/24 (f)	100	107
Kaiser Aluminum Corporation
6.50%, 05/01/25 (f)	95	99
4.63%, 03/01/28 (f)	245	234
Metinvest B.V.
7.75%, 04/23/23 (f)	340	337
Nufarm Australia Limited
5.75%, 04/30/26 (f)	300	290
Office Cherifien Des Phosphates
6.88%, 04/25/44 (f)	20	24
Olin Corporation
5.13%, 09/15/27	200	188
5.63%, 08/01/29	145	133
5.00%, 02/01/30	80	71
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (f)	300	305
Petkim Petrokimya Holding Anonim Sirketi
5.88%, 01/26/23 (f)	195	193
PT Bukit Makmur Mandiri Utama
7.75%, 02/13/22 (f)	185	153
Stillwater Mining Company
6.13%, 06/27/22 (f)	280	283
The Chemours Company
6.63%, 05/15/23	200	191
7.00%, 05/15/25 (d)	225	215
5.38%, 05/15/27	40	36
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (f)	25	26
Valvoline, Inc.
4.38%, 08/15/25	200	202
4.38%, 08/15/25 (f)	215	216
4.25%, 02/15/30 (f)	215	211
Vedanta Resources Limited
8.25%, 06/07/21 (f)	105	92
6.38%, 07/30/22 (f)	480	365
		8,855
Total Corporate Bonds And Notes (cost $441,747)		463,758
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.8%
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26	901	813
Series 2019-B-2, 4.46%, 10/16/26	241	129
Series 2020-A-1A, 3.35%, 01/15/27	414	365
Series 2020-B-1A, 4.34%, 01/15/27	245	130
	Shares/Par[1]	Value ($)
AIMCO CLO 10 Ltd
Series 2019-A-10A, 2.42%, (3M USD LIBOR + 1.32%), 07/22/32 (l)	319	311
Allegany Park CLO Ltd
Series 2019-A-1A, 3.16%, (3M USD LIBOR + 1.33%), 01/20/33 (l)	421	413
AMMC CLO XI Limited
Series 2012-A1R2-11A, 1.77%, (3M USD LIBOR + 1.01%), 04/30/31 (f) (l)	1,000	966
Ares LIV CLO Ltd
Series 2019-A-54A, 2.54%, (3M USD LIBOR + 1.32%), 10/15/32 (l)	778	762
Ares LV CLO Ltd
Series 2020-A1-55A, 0.00%, (3M USD LIBOR + 1.70%), 04/15/31 (l)	894	892
Ares XLI CLO Ltd.
Series 2016-AR-41A, REMIC, 2.42%, (3M USD LIBOR + 1.20%), 01/16/29 (l)	1,032	1,019
Ares XXXIV CLO Ltd
Series 2015-AR2-2A, 2.32%, (3M USD LIBOR + 1.25%), 04/18/33 (l)	303	295
BAMLL Commercial Mortgage Securities Trust
Series 2019-ANM-BPR, 3.11%, 11/07/24	534	505
Series 2019-BNM-BPR, 3.47%, 11/07/24	100	83
Series 2019-CNM-BPR, 3.72%, 11/07/24	100	80
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,275
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	103
Beechwood Park CLO Ltd
Series 2019-A1-1A, 3.23%, (3M USD LIBOR + 1.33%), 01/18/33 (l)	454	446
Benchmark Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28	106	125
Series 2019-A5-B14, REMIC, 3.05%, 11/16/29	146	163
Interest Only, Series 2019-XA-B12, REMIC, 1.20%, 08/16/52 (l)	7,283	478
Interest Only, Series 2019-XA-B14, REMIC, 0.92%, 12/15/62 (l)	4,990	253
Bristol Park CLO LTD
Series 2016-AR-1A, 2.21%, 04/16/29	911	895
BX Commercial Mortgage Trust
Series 2019-A-XL, REMIC, 1.10%, (1M USD LIBOR + 0.92%), 10/15/21 (l)	478	476
Series 2019-B-XL, REMIC, 1.27%, (1M USD LIBOR + 1.08%), 10/15/21 (l)	422	416
Series 2019-C-XL, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 10/15/21 (l)	531	515
Series 2019-D-XL, REMIC, 1.64%, (1M USD LIBOR + 1.45%), 10/15/21 (l)	753	728
Series 2019-E-XL, REMIC, 1.99%, (1M USD LIBOR + 1.80%), 10/15/21 (l)	3,446	3,308
Series 2020-A-BXLP, REMIC, 0.98%, (1M USD LIBOR + 0.80%), 12/15/21 (l)	940	933
Series 2020-B-BXLP, REMIC, 1.18%, (1M USD LIBOR + 1.00%), 12/15/21 (l)	465	454
Series 2020-C-BXLP, REMIC, 1.30%, (1M USD LIBOR + 1.12%), 12/15/21 (l)	369	359
Series 2020-D-BXLP, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 12/15/21 (l)	572	550
Series 2020-E-BXLP, REMIC, 1.78%, (1M USD LIBOR + 1.60%), 12/15/21 (l)	435	414
BX Trust
Series 2019-A-CALM, 1.06%, (1M USD LIBOR + 0.88%), 11/15/32 (l)	210	207
Series 2018-A-EXCL, REMIC, 1.27%, (1M USD LIBOR + 1.09%), 09/15/20 (l)	2,393	2,136
Carvana Auto Receivables Trust
Series 2019-A2-4A, 2.20%, 03/15/21	158	157
Series 2019-A3-4A, 2.30%, 02/15/22	235	233
Cedar Funding Ltd
Series 2019-A-10A, 2.48%, (3M USD LIBOR + 1.34%), 10/20/32 (l)	666	650
CHC Commercial Mortgage Trust
Series 2019-A-CHC, 1.30%, (1M USD LIBOR + 1.12%), 06/15/21 (l)	1,444	1,377
Series 2019-B-CHC, 1.68%, (1M USD LIBOR + 1.50%), 06/15/21 (l)	237	223

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

133

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2019-C-CHC, 1.93%, (1M USD LIBOR + 1.75%), 06/15/21 (l)	268	245
COMM Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	196
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2019-A-HP1, 2.59%, 12/15/26	953	962
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, 1.16%, (1M USD LIBOR + 0.98%), 05/15/21 (l)	300	293
Series 2019-C-ICE4, 1.61%, (1M USD LIBOR + 1.43%), 05/15/21 (l)	572	545
CSMC Trust
Series 2019-B-ICE4, REMIC, 1.41%, (1M USD LIBOR + 1.23%), 05/17/21 (l)	521	501
Dryden 68 CLO Ltd
Series 2019-A-68A, 2.53%, (3M USD LIBOR + 1.31%), 07/15/32 (l)	760	745
Dryden 78 CLO Ltd
Series 2020-A-78A, 2.45%, (3M USD LIBOR + 1.18%), 04/18/33 (l)	600	583
Dryden Senior Loan Fund
Series 2019-A1-76A, 2.47%, (3M USD LIBOR + 1.33%), 10/20/32 (l)	876	863
Flatiron CLO 19 Ltd
Series 2019-A-1A, 1.71%, (3M USD LIBOR + 1.32%), 11/16/32 (l)	867	848
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-AFX-WPT, REMIC, 4.25%, 07/07/23	339	357
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 2.02%, (3M USD LIBOR + 0.92%), 01/24/28 (l)	674	664
Madison Park Funding XLV Ltd
Series 2020-A-45A, 0.00%, (3M USD LIBOR + 1.65%), 07/15/31 (l)	1,240	1,240
Madison Park Funding XXXIII, Ltd.
Series 2019-A-33A, 2.55%, (3M USD LIBOR + 1.33%), 10/15/32 (l)	426	418
Magnetite XXIII, Limited
Series 2019-A-23A, 2.29%, (3M USD LIBOR + 1.30%), 10/25/32 (l)	7,500	7,356
Magnetite XXIV, Limited
Series 2019-A-24A, 3.24%, (3M USD LIBOR + 1.33%), 01/18/33 (l)	1,305	1,281
Marlette Funding Trust
Series 2019-A-4A, REMIC, 2.39%, 12/15/29	365	356
Milos CLO Ltd
Series 2017-AR-1A, 2.21%, (3M USD LIBOR + 1.07%), 10/21/30 (l)	915	893
Morgan Stanley Capital I Inc
Series 2019-A-NUGS, REMIC, 2.45%, (1M USD LIBOR + 0.95%), 12/15/36 (l)	900	861
Morgan Stanley Capital I Trust
Series 2019-A-MEAD, 3.17%, 11/13/24	1,163	1,112
Series 2019-B-MEAD, 3.28%, 11/13/24	168	158
Series 2019-C-MEAD, 3.28%, 11/13/24	161	148
Series 2011-AJ-C3, REMIC, 5.42%, 08/17/21 (l)	300	309
Navient Private Education Refi Loan Trust
Series 2016-A-5A, 1.43%, (1M USD LIBOR + 1.25%), 12/25/28 (l)	7,728	7,570
Navient Student Loan Trust
Series 2016-A-7A, 1.33%, (1M USD LIBOR + 1.15%), 12/25/28 (l)	3,437	3,354
New Residential Mortgage Loan Trust
Series 2020-A1B-1A, 3.50%, 10/25/59 (l)	665	698
Permanent Master Issuer PLC
Series 2018-1A1-1A, 1.60%, (3M USD LIBOR + 0.38%), 10/15/20 (f) (l)	1,253	1,253
Series 2019-1A1-1A, 1.77%, (3M USD LIBOR + 0.55%), 07/15/58 (g) (l)	360	359
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,458	1,353
Series 2019-A2-1A, 3.86%, 12/05/49 (f)	658	552
Prosper Marketplace Issuance Trust
Series 2019-A-4A, 2.48%, 09/15/21	156	156
Provident Funding Mortgage Loan Trust
Series 2019-A3-1, 3.00%, 10/25/26	355	361
	Shares/Par[1]	Value ($)
RETL
Series 2019-C-RVP, REMIC, 2.28%, (1M USD LIBOR + 2.10%), 03/15/21 (l)	1,200	1,049
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	843	716
Series 2020-B-1A, 4.34%, 03/15/27	250	120
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	896
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26	753	631
Silverstone Master Issuer PLC
Series 2019-1A-1A, 1.68%, (3M USD LIBOR + 0.57%), 01/21/70 (l)	419	420
Stratus CLO 2020-1 Ltd
Series 2020-A-1A, 0.00%, (3M USD LIBOR + 1.98%), 05/01/28 (l)	1,222	1,223
Taconic Park CLO Ltd
Series 2016-A1R-1A, 2.14%, (3M USD LIBOR + 1.00%), 01/20/29 (l)	606	594
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26	1,248	1,110
Voya CLO Ltd
Series 2020-A-1A, 0.00%, (3M USD LIBOR + 1.70%), 07/16/31 (l)	1,032	1,032
Wells Fargo Commercial Mortgage Trust
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	617
Total Non-U.S. Government Agency Asset-Backed Securities (cost $71,251)		68,635
SENIOR FLOATING RATE INSTRUMENTS 4.9%
Communication Services 0.9%
Allen Media, LLC
USD Term Loan, 5.82%, (3M LIBOR + 5.50%), 02/05/27 (l)	329	312
Altice France S.A.
USD 1st Lien Term Loan, 3.87%, (1M LIBOR + 3.69%), 01/31/26 (l)	990	947
Ancestry.com Operations Inc.
Term Loan B4, 4.75%, (1M LIBOR + 3.75%), 10/19/23 (l)	495	473
CenturyLink, Inc.
Reprice Term Loan, 0.00%, (1M LIBOR + 2.25%), 03/15/27 (l) (r)	90	85
Charter Communications Operating, LLC
DIP New Money Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/01/27 (l)	636	611
Connect Finco Sarl
2020 Term Loan B1, 5.50%, (1M LIBOR + 4.50%), 09/23/26 (l)	51	48
2020 Term Loan B6, 5.50%, (1M LIBOR + 4.50%), 09/23/26 (l)	74	69
Coral-US Co-Borrower, LLC
2020 Term Loan B, 2.42%, (1M LIBOR + 2.25%), 01/22/28 (l)	290	275
CSC Holdings, LLC
2020 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 07/15/25 (l)	990	934
Cumulus Media New Holdings Inc.
2020 Term Loan B, 4.82%, (3M LIBOR + 3.75%), 03/31/26 (l)	124	116
Diamond Sports Group, LLC
2020 Term Loan, 3.43%, (3M LIBOR + 3.25%), 08/24/26 (l)	328	266
Endurance International
2019 Term Loan B2, 0.00%, (3M LIBOR + 3.75%), 02/09/23 (l) (r)	75	72
Frontier Communications Corporation
2019 Term Loan, 5.21%, (PRIME + 2.75%), 05/31/24 (l)	1	1
2019 Term Loan, 5.35%, (1M LIBOR + 3.75%), 05/31/24 (l)	366	356
iHeartCommunications, Inc.
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 05/01/26 (l)	55	50
Intelsat Jackson Holdings S.A.
2018 Term Loan B, 0.00%, (3M LIBOR + 5.50%), 07/28/21 (l) (r)	219	222

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

134

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
2018 Term Loan B, 6.50%, (3M LIBOR + 5.50%), 07/28/21 (l)	210	213
2018 Term Loan B, 0.00%, (PRIME + 4.75%), 11/27/23 (l) (r)	230	228
2018 Term Loan B, 8.00%, (PRIME + 4.75%), 11/27/23 (l)	1,035	1,028
2018 Term Loan B, 6.75%, (PRIME + 5.50%), 01/14/24 (l)	25	25
ION Media Networks, Inc.
2018 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 12/17/24 (l) (r)	125	118
2018 Term Loan B, 3.81%, (3M LIBOR + 3.00%), 12/17/24 (l)	25	23
Iridium Satellite LLC
2018 Term Loan B, 4.75%, (1M LIBOR + 3.75%), 10/08/27 (l)	90	88
LCPR Loan Financing LLC
2018 Term Loan, 5.19%, (1M LIBOR + 5.00%), 10/22/26 (l)	90	89
Level 3 Financing Inc.
2018 Incremental Term Loan, 1.93%, (1M LIBOR + 1.75%), 03/01/27 (l)	247	233
NASCAR Holdings, Inc
2018 1st Lien Term Loan, 2.93%, (3M LIBOR + 2.75%), 07/26/26 (l)	118	112
Nexstar Broadcasting, Inc.
2017 Term Loan B3, 2.92%, (1M LIBOR + 2.75%), 07/15/26 (l)	295	280
Northwest Fiber, LLC
2017 Term Loan B, 5.67%, (3M LIBOR + 5.50%), 05/01/27 (l)	250	248
Red Ventures, LLC
2017 2nd Lien Term Loan, 0.00%, (1M LIBOR + 2.50%), 11/08/24 (l) (r)	15	14
2017 2nd Lien Term Loan, 2.67%, (1M LIBOR + 2.50%), 11/08/24 (l)	198	187
Securus Technologies Holdings, Inc.
2016 Term Loan B, 5.50%, (6M LIBOR + 4.50%), 06/20/24 (l)	199	165
2016 Term Loan B, 9.25%, (3M LIBOR + 8.25%), 06/30/25 (l)	150	90
Sinclair Television Group Inc.
2015 Term Loan B, 2.69%, (1M LIBOR + 2.50%), 07/18/26 (l)	89	85
Springer Nature Deutschland GmbH
1st Lien Term Loan, 4.50%, (1M LIBOR + 3.50%), 08/14/24 (l)	305	295
Telesat Canada
Term Loan B5, 0.00%, (1M LIBOR + 2.75%), 11/22/26 (l) (r)	125	120
Terrier Media Buyer, Inc.
Term Loan B, 0.00%, (1M LIBOR + 4.25%), 10/04/26 (l) (r)	100	95
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 10/04/26 (l)	348	332
T-Mobile USA, Inc.
2020 Term Loan, 3.18%, (1M LIBOR + 3.00%), 04/01/27 (l)	420	419
TRITON BIDCO
Term Loan B, 0.00%, (1M LIBOR + 4.50%), 09/23/26 (l) (r)	45	42
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.67%, (1M LIBOR + 3.50%), 07/13/23 (l)	528	502
Univision Communications Inc.
Term Loan C5, 2.93%, (1M LIBOR + 2.75%), 03/15/24 (l)	37	35
Virgin Media Bristol LLC
USD Term Loan N, 2.68%, (1M LIBOR + 2.50%), 10/03/27 (l)	125	119
Xplornet Communications, Inc.
2020 Term Loan B, 4.93%, (1M LIBOR + 4.75%), 05/28/27 (l)	85	81
Zayo Group Holdings, Inc.
USD Term Loan, 3.18%, (1M LIBOR + 3.00%), 02/20/27 (l)	479	453
		10,556
	Shares/Par[1]	Value ($)
Information Technology 0.9%
Almonde, Inc.
2019 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (l)	99	87
USD 1st Lien Term Loan, 4.50%, (6M LIBOR + 3.50%), 04/26/24 (l)	534	465
USD 1st Lien Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (l)	109	95
USD 2nd Lien Term Loan , 8.25%, (6M LIBOR + 7.25%), 04/27/25 (l)	250	215
Ascend Learning, LLC
Term Loan B1, 4.00%, (1M LIBOR + 3.00%), 06/29/24 (l)	149	141
Banff Merger Sub Inc
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 06/30/25 (l)	411	388
Cabot Microelectronics Corporation
Term Loan B, 2.19%, (1M LIBOR + 2.00%), 11/14/25 (l)	239	231
CCC Information Services, Inc.
Term Loan, 4.00%, (1M LIBOR + 3.00%), 03/30/24 (l)	124	120
Ceridian HCM Holding Inc.
New 1st Lien Term Loan, 2.61%, (3M LIBOR + 2.50%), 04/05/25 (l)	150	143
CommScope, Inc.
2020 USD Spinco Term Loan, 3.43%, (1M LIBOR + 3.25%), 02/07/26 (l)	496	469
DCert Buyer, Inc.
2020 Term Loan B, 4.18%, (1M LIBOR + 4.00%), 07/31/26 (l)	199	192
Dell International L.L.C.
2020 Term Loan B, 2.75%, (1M LIBOR + 2.00%), 09/11/25 (l)	198	193
EaglePicher Technologies, LLC (Vectra)
2020 DIP New Money Term Loan, 0.00%, (3M LIBOR + 3.25%), 02/27/25 (l) (r)	175	163
EIG Investors Corp.
2019 USD Term Loan B, 4.75%, (3M LIBOR + 3.75%), 02/09/23 (l)	99	96
Emerald TopCo Inc
2019 Term Loan B4, 4.26%, (3M LIBOR + 3.50%), 07/16/26 (l)	124	120
EVO Payments International LLC
2019 Term Loan B, 3.44%, (1M LIBOR + 3.25%), 12/22/23 (l)	199	194
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/15/24 (l)	491	473
Golden Nugget, LLC
2018 USD Term Loan, 13.00%, (3M LIBOR + 12.00%), 10/04/23 (l) (q)	35	37
Hyland Software, Inc.
2018 Term Loan B, 4.00%, (1M LIBOR + 3.25%), 07/01/24 (l)	90	87
II-VI Incorporated
2018 Term Loan B, 3.61%, (3M LIBOR + 3.50%), 06/28/26 (l)	199	193
Ivanti Software, Inc.
2018 Term Loan B, 5.56%, (1M LIBOR + 4.25%), 01/20/24 (l)	248	237
Kronos Incorporated
2018 Term Loan, 3.18%, (1M LIBOR + 3.00%), 11/01/23 (l)	995	992
LANDesk Group, Inc.
2018 Term Loan, 0.00%, (1M LIBOR + 4.25%), 01/20/24 (l) (r)	30	29
MA FinanceCo., LLC
2018 1st Lien Term Loan, 2.68%, (1M LIBOR + 2.50%), 04/19/24 (l)	15	14
2018 1st Lien Term Loan, 5.25%, (3M LIBOR + 4.25%), 05/28/25 (l)	50	49
McAfee, LLC
2018 1st Lien Term Loan, 3.93%, (1M LIBOR + 3.75%), 09/30/24 (l)	494	480
NAVEX TopCo, Inc.
2017 USD Term Loan B1, 3.43%, (1M LIBOR + 3.25%), 09/04/25 (l)	25	24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

135

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
ON Semiconductor Corporation
2017 Term Loan B, 2.18%, (1M LIBOR + 2.00%), 09/13/26 (l)	124	119
Pitney Bowes Inc.
2017 Term Loan B, 5.68%, (1M LIBOR + 5.50%), 12/12/26 (l)	49	41
Playtika - TL (11/19)
2017 Term Loan B, 0.00%, (3M LIBOR + 6.00%), 12/03/24 (l) (r)	15	15
Playtika Holding Corp
2017 Term Loan B, 7.07%, (3M LIBOR + 6.00%), 12/03/24 (l)	293	292
Rackspace Hosting, Inc.
2017 Incremental Term Loan B, 4.00%, (3M LIBOR + 3.00%), 11/03/23 (l)	325	309
Radiate Holdco, LLC
2017 Incremental Term Loan B, 3.75%, (1M LIBOR + 3.00%), 12/09/23 (l)	174	166
Refinitiv US Holdings Inc.
2017 2nd Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 09/12/25 (l)	698	681
S2P Acquisition Borrower, Inc.
2017 1st Lien Term Loan, 5.07%, (3M LIBOR + 4.00%), 08/01/26 (l)	59	57
Seattle Spinco, Inc.
2016 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/19/24 (l)	315	293
Sophia, L.P.
1st Lien Term Loan, 4.25%, (3M LIBOR + 3.25%), 09/30/22 (l)	219	213
SS&C Technologies Holdings Europe S.A.R.L.
1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/27/25 (l)	261	249
SS&C Technologies Inc.
1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/27/25 (l)	371	354
1st Lien Term Loan, 0.00%, (1M LIBOR + 1.75%), 04/15/25 (l) (r)	65	62
1st Lien Term Loan, 1.92%, (1M LIBOR + 1.75%), 04/16/25 (l)	55	52
TTM Technologies, Inc.
2017 Term Loan, 2.67%, (1M LIBOR + 2.50%), 09/28/24 (l)	250	241
Ultimate Software Group, Inc
Term Loan B, 3.92%, (1M LIBOR + 3.75%), 04/08/26 (l)	25	24
2020 Incremental Term Loan B, 0.00%, (3M LIBOR + 4.00%), 05/03/26 (l) (r)	475	469
2020 2nd Lien Incremental Term Loan, 0.00%, (3M LIBOR + 6.75%), 05/03/27 (l) (r)	125	127
Vertafore, Inc.
2018 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 06/04/25 (l)	347	326
2018 2nd Lien Term Loan, 7.42%, (1M LIBOR + 7.25%), 06/01/26 (l)	25	25
VS Buyer, LLC
Term Loan B, 3.42%, (1M LIBOR + 3.25%), 02/19/27 (l)	140	134
Web.com Group, Inc.
2018 Term Loan B, 3.94%, (1M LIBOR + 3.75%), 09/17/25 (l)	250	236
Xperi Corporation
2020 Term Loan B, 4.17%, (3M LIBOR + 4.00%), 06/01/25 (l)	140	133
		10,545
Consumer Discretionary 0.9%
1011778 B.C. Unlimited Liability Company
USD Term Loan N, 1.93%, (1M LIBOR + 1.75%), 11/14/26 (l)	249	235
Airbnb, Inc.
USD Term Loan, 8.50%, (3M LIBOR + 7.50%), 04/17/25 (l) (q)	110	114
Alterra Mountain Company
USD 2017 1st Lien Term Loan, 5.50%, (3M LIBOR + 4.50%), 05/13/26 (l)	45	44
Anastasia Parent, LLC
Term Loan B4, 4.82%, (3M LIBOR + 3.75%), 08/03/25 (l)	247	81
	Shares/Par[1]	Value ($)
Apro, LLC
Term Loan B2B, 5.00%, (1M LIBOR + 4.00%), 10/28/26 (l) (q)	39	38
Term Loan B3, 5.00%, (1M LIBOR + 4.00%), 10/28/26 (l) (q)	11	11
Aramark Services, Inc.
Term Loan B2B, 1.93%, (1M LIBOR + 1.75%), 12/04/26 (l)	125	117
Aristocrat Leisure Limited
Term Loan B1, 4.75%, (3M LIBOR + 3.75%), 10/19/24 (l)	35	35
Bass Pro Group, LLC
Term Loan B, 0.00%, (1M LIBOR + 5.00%), 11/15/23 (l) (r)	250	240
Term Loan B, 6.07%, (1M LIBOR + 5.00%), 11/15/23 (l)	1,190	1,142
BidFair MergerRight Inc
Term Loan B, 6.50%, (1M LIBOR + 5.50%), 01/23/27 (l)	116	108
Bombardier Recreational Products, Inc.
Term Loan B, 0.00%, (3M LIBOR + 5.00%), 05/07/25 (l) (r)	60	60
Term Loan B, 6.00%, (3M LIBOR + 5.00%), 05/07/25 (l)	227	228
Boyd Gaming Corporation
Term Loan B, 2.36%, (3M LIBOR + 2.25%), 09/15/23 (l)	90	84
Caesars Entertainment Operating Company
Term Loan B, 0.00%, (1M LIBOR + 2.00%), 04/03/24 (l) (r)	60	60
Exit Term Loan, 2.18%, (1M LIBOR + 2.00%), 04/03/24 (l)	239	238
Caesars Resort Collection, LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/23/24 (l)	661	586
Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/19/25 (l) (r)	445	417
Canister International Group Inc.
Term Loan, 4.92%, (1M LIBOR + 4.75%), 12/21/26 (l) (q)	125	120
Carnival Corporation
Term Loan, 0.00%, (3M LIBOR + 7.50%), 06/29/25 (l) (r)	95	91
Cast and Crew Payroll, LLC
Term Loan, 3.93%, (1M LIBOR + 3.75%), 02/07/26 (l)	150	136
CCM Merger, Inc.
Term Loan, 3.00%, (1M LIBOR + 2.25%), 08/08/21 (l)	75	73
CEC Entertainment, Inc.
Term Loan, 7.57%, (3M LIBOR + 6.50%), 08/26/24 (l)	124	69
CityCenter Holdings, LLC
2020 USD Term Loan B, 3.00%, (1M LIBOR + 2.25%), 04/14/24 (l)	247	224
Conservice Midco, LLC
2020 Term Loan B1, 4.64%, (3M LIBOR + 4.25%), 05/07/27 (l)	40	39
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/01/24 (l)	430	408
Delta Air Lines, Inc.
2020 Term Loan, 5.51%, (3M LIBOR + 4.75%), 04/27/23 (l)	135	132
Eldorado Resorts LLC
2019 Term Loan B5, 2.56%, (3M LIBOR + 2.25%), 03/15/24 (l)	17	17
2019 Term Loan B6, 2.56%, (3M LIBOR + 2.25%), 03/15/24 (l)	57	57
Equinox Holdings, Inc.
2019 Term Loan B1, 4.07%, (6M LIBOR + 3.00%), 03/08/24 (l)	495	380
2019 Term Loan B1, 8.07%, (6M LIBOR + 7.00%), 09/08/24 (l)	30	20
First Advantage
2019 Term Loan B, 0.00%, (3M LIBOR + 3.50%), 01/22/27 (l) (r)	25	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

136

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Fleet U.S. Bidco Inc.
2019 Term Loan B, 4.32%, (6M LIBOR + 3.25%), 09/18/26 (l)	40	38
G III Apparel Group LTD
2019 Last Out Term Loan, 0.00%, (3M LIBOR + 5.25%), 12/01/22 (l) (r)	100	95
Global Education Management Systems Establishment
2018 USD Term Loan B, 6.00%, (3M LIBOR + 5.00%), 07/30/26 (l)	194	183
Golden Entertainment, Inc.
2018 USD Term Loan, 3.75%, (1M LIBOR + 3.00%), 06/10/24 (l)	250	225
Golden Nugget, Inc.
2018 USD Term Loan, 3.25%, (1M LIBOR + 2.50%), 09/07/23 - 10/04/23 (l)	540	427
JetBlue Airways Corporation
2018 Term Loan B, 6.25%, (3M LIBOR + 5.25%), 06/12/24 (l)	65	64
JP Intermediate B, LLC
2018 Term Loan B, 6.50%, (3M LIBOR + 5.50%), 11/20/25 (l)	45	31
KUEHG Corp.
2018 Term Loan, 5.20%, (3M LIBOR + 3.75%), 02/21/25 (l)	494	417
Learning Care Group (US) No. 2 Inc.
2018 Term Loan, 8.86%, (3M LIBOR + 8.50%), 03/13/25 (l)	55	55
Life Time Fitness Inc
2018 Add On 1st Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/22/22 (l)	119	105
Life Time Fitness Inc
2018 1st Lien Term Loan B, 3.75%, (3M LIBOR + 2.75%), 06/22/22 (l)	—	—
Mileageplus
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.25%), 12/31/23 (l) (r)	210	208
P.F. Chang's China Bistro Inc.
2017 Term Loan B, 8.17%, (1M LIBOR + 6.25%), 03/01/26 (l)	40	26
Party City Holdings Inc.
2017 Term Loan B, 3.25%, (1M LIBOR + 2.50%), 08/19/22 (l)	3	2
2017 Term Loan B, 4.10%, (6M LIBOR + 2.50%), 08/19/22 (l)	93	44
2017 Term Loan B, 4.10%, (1M LIBOR + 2.50%), 08/19/22 (l)	12	6
Samsonite International S.A.
2017 1st Lien Term Loan, 5.50%, (1M LIBOR + 4.50%), 04/25/25 (l)	90	87
Scientific Games International, Inc.
2016 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/14/24 (l)	30	26
2016 Term Loan B, 3.06%, (3M LIBOR + 2.75%), 08/14/24 (l)	—	—
2017 1st Lien Term Loan, 3.61%, (6M LIBOR + 2.75%), 08/14/24 (l)	122	107
Seminole Tribe of Florida
2016 1st Lien Term Loan, 1.92%, (1M LIBOR + 1.75%), 07/26/24 (l)	127	122
SMG US Midco 2, Inc.
2015 1st Lien Term Loan, 2.67%, (1M LIBOR + 2.50%), 01/23/25 (l) (q)	15	13
2015 Term Loan, 3.52%, (3M LIBOR + 2.50%), 01/23/25 (l) (q)	35	31
Spin Holdco Inc.
1st Lien Term Loan, 4.25%, (3M LIBOR + 3.25%), 11/14/22 (l)	480	458
Springer Nature Deutschland GmbH
1st Lien Term Loan, 4.50%, (1M LIBOR + 3.50%), 08/14/24 (l)	59	58
Staples, Inc.
1st Lien Term Loan, 5.19%, (3M LIBOR + 4.50%), 09/12/24 (l)	124	109
1st Lien Term Loan, 5.69%, (3M LIBOR + 5.00%), 04/05/26 (l)	247	212
	Shares/Par[1]	Value ($)
Stars Group Holdings B.V. (The)
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/29/25 (l) (r)	45	45
1st Lien Delayed Draw Term Loan, 3.81%, (3M LIBOR + 3.50%), 06/29/25 (l)	201	200
Station Casinos LLC
2020 Term Loan B, 2.50%, (1M LIBOR + 2.25%), 01/30/27 (l)	248	225
STG-Fairway Holdings, LLC
Term Loan B, 4.57%, (3M LIBOR + 3.50%), 01/22/27 (l)	25	23
Thor Industries, Inc.
USD Term Loan B, 3.94%, (1M LIBOR + 3.75%), 02/01/26 (l)	30	29
Twin River Worldwide Holdings, Inc.
2020 Incremental Term Loan B1, 9.00%, (1M LIBOR + 8.00%), 05/10/25 (l)	90	92
United PF Holdings, LLC
2019 1st Lien Delayed Draw Term Loan, 4.19%, (3M LIBOR + 4.00%), 12/30/26 (l)	5	4
2019 1st Lien Term Loan, 5.45%, (3M LIBOR + 4.00%), 12/30/26 (l)	124	109
2020 Incremental Term Loan, 9.50%, (3M LIBOR + 8.50%), 12/30/26 (l) (q)	30	30
Univision Communications Inc.
Term Loan C5, 0.00%, (1M LIBOR + 2.75%), 03/15/24 (l) (r)	60	55
WestJet Airlines Ltd.
Term Loan B, 4.00%, (6M LIBOR + 3.00%), 07/31/26 (l)	119	95
Whatabrands LLC
2020 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/02/26 (l)	204	195
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 08/19/23 (l)	346	329
WW International, Inc.
2017 Term Loan B, 5.50%, (1M LIBOR + 4.75%), 11/16/24 (l)	208	204
		10,411
Financials 0.6%
Acrisure, LLC
USD Term Loan B3, 3.68%, (1M LIBOR + 3.50%), 01/30/27 (l)	254	240
Agro Merchants NAI Holdings, LLC
USD Term Loan B, 5.20%, (3M LIBOR + 3.75%), 07/18/25 (l) (q)	247	235
AlixPartners, LLP
USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 03/28/24 (l)	99	96
AmeriLife Group, LLC
Term Loan C5, 0.00%, 02/06/27 (r)	10	10
Amerilife Holdings LLC
Term Loan C5, 4.17%, (1M LIBOR + 4.00%), 02/06/27 (l)	80	76
AmWINS Group, Inc.
Term Loan B5, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (l)	165	160
Term Loan B9, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (l)	33	32
AssuredPartners Capital, Inc.
Term Loan B, 5.50%, (3M LIBOR + 4.50%), 02/13/27 (l)	75	73
AssuredPartners, Inc.
Term Loan B, 3.68%, (1M LIBOR + 3.50%), 08/07/20 (l)	80	76
Asurion LLC
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 08/04/22 (l)	1,346	1,308
Term Loan B, 6.68%, (1M LIBOR + 6.50%), 08/04/25 (l)	375	372
Avolon TLB Borrower 1 (US) LLC
Term Loan B, 2.50%, (1M LIBOR + 1.75%), 01/15/25 (l)	82	76
BCP Renaissance Parent LLC
Term Loan B, 4.50%, (3M LIBOR + 3.50%), 09/20/24 (l)	162	135

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

137

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Blackstone CQP Holdco LP
Term Loan B, 3.81%, (3M LIBOR + 3.50%), 05/29/24 (l)	315	301
Blucora
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 05/22/24 (l) (r)	125	123
Buzz Merger Sub Ltd
Term Loan B, 2.92%, (1M LIBOR + 2.75%), 01/29/27 (l)	25	24
Citadel Securities LP
2020 USD Term Loan B, 2.93%, (1M LIBOR + 2.75%), 02/27/26 (l)	226	219
Crown Finance US, Inc.
2018 USD Term Loan, 3.32%, (3M LIBOR + 2.25%), 02/05/25 (l)	350	262
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 2.92%, (1M LIBOR + 2.75%), 08/15/25 (l)	248	233
Focus Financial Partners, LLC
2019 Term Loan B, 2.17%, (1M LIBOR + 2.00%), 07/03/24 (l)	50	48
Franklin Square Holdings, L.P.
2019 Term Loan, 2.44%, (1M LIBOR + 2.25%), 07/26/25 (l)	75	72
Hub International Limited
2018 Term Loan B, 0.00%, (3M LIBOR + 4.00%), 04/25/25 (l) (r)	125	123
2018 Term Loan B, 4.02%, (3M LIBOR + 3.00%), 04/25/25 (l)	494	469
ION Trading Technologies S.a.r.l.
2018 Term Loan B, 5.07%, (3M LIBOR + 4.00%), 11/21/24 (l)	199	190
Lightstone Holdco LLC
2018 1st Lien Term Loan B, 4.75%, (3M LIBOR + 3.75%), 01/30/24 (l)	250	211
Nielsen Finance LLC
2017 Term Loan B, 0.00%, (1M LIBOR + 3.75%), 06/06/25 (l) (r)	80	79
RPI 2019 Intermediate Finance Trust
2017 1st Lien Term Loan, 1.67%, (1M LIBOR + 1.50%), 02/07/25 (l)	123	119
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/07/27 (l)	278	271
RPI Intermediate Finance Trust
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/07/27 (l)	205	199
Trans Union, LLC
2019 Term Loan B5, 1.93%, (1M LIBOR + 1.75%), 11/13/26 (l)	350	334
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.07%, (3M LIBOR + 5.00%), 03/18/26 (l)	169	110
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M LIBOR + 3.25%), 04/25/26 (l)	40	38
UGI Energy Services, LLC
Term Loan B, 3.92%, (1M LIBOR + 3.75%), 08/01/26 (l)	124	120
Veritas Bermuda Ltd.
USD Repriced Term Loan B, 5.95%, (3M LIBOR + 4.50%), 01/27/23 (l)	45	41
VFH Parent LLC
2019 Term Loan B, 3.19%, (1M LIBOR + 3.00%), 03/02/26 (l)	225	219
		6,694
Industrials 0.5%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.65%, (6M LIBOR + 3.50%), 01/20/27 (l)	105	100
Altra Industrial Motion Corp.
USD 1st Lien Term Loan, 2.18%, (1M LIBOR + 2.00%), 09/26/25 (l)	226	214
Amentum Government Services Holdings LLC
USD 1st Lien Term Loan, 4.17%, (1M LIBOR + 4.00%), 01/24/27 (l)	150	147
	Shares/Par[1]	Value ($)
APi Group DE, Inc.
Term Loan B4, 2.68%, (1M LIBOR + 2.50%), 09/25/26 (l)	124	120
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3M LIBOR + 4.25%), 06/16/24 (l)	2	1
2017 Term Loan, 5.64%, (3M LIBOR + 4.25%), 06/16/24 (l)	137	125
2017 Term Loan, 5.29%, (3M LIBOR + 4.25%), 06/17/24 (l)	89	81
Term Loan B, 5.29%, (3M LIBOR + 4.25%), 06/17/24 (l)	69	63
Brookfield WEC Holdings Inc.
Term Loan B, 3.75%, (1M LIBOR + 3.00%), 08/01/25 (l)	388	374
Camelot U.S. Acquisition 1 Co.
Term Loan, 3.18%, (1M LIBOR + 3.00%), 10/31/26 (l)	135	130
CPI Holdco, LLC
2020 Term Loan B, 4.43%, (3M LIBOR + 4.25%), 10/28/26 (l) (q)	25	24
CTOS, LLC
2020 Term Loan B, 4.44%, (1M LIBOR + 4.25%), 04/18/25 (l)	45	44
Dynasty Acquisition Co., Inc.
2020 Exit Term Loan A, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (l)	323	275
2020 Incremental Term Loan, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (l)	174	148
Filtration Group Corporation
2019 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 03/27/25 (l)	237	226
Genesee & Wyoming Inc.
2018 USD Term Loan B2, 2.31%, (3M LIBOR + 2.00%), 10/29/26 (l)	85	81
GIP III Stetson I, L.P
2018 USD Term Loan B, 4.43%, (1M LIBOR + 4.25%), 12/06/24 (l)	455	304
Hamilton Holdco, LLC
2018 Term Loan B3, 2.31%, (3M LIBOR + 2.00%), 06/01/25 (l)	69	67
Harbor Freight Tools USA, Inc.
2018 Term Loan B3, 3.25%, (1M LIBOR + 2.50%), 08/16/23 (l)	150	144
Hillman Group Inc. (The)
2018 Term Loan B, 5.07%, (6M LIBOR + 4.00%), 05/16/25 (l)	169	158
Hillman Group, Inc.
2018 Term Loan B, 0.00%, (6M LIBOR + 4.00%), 05/16/25 (l) (r)	80	75
Ingersoll-Rand Services Company
2018 Term Loan B, 1.92%, (1M LIBOR + 1.75%), 02/05/27 (l)	115	109
Leighton Services
2018 Term Loan, 0.00%, (3M LIBOR + 3.50%), 05/21/22 (l) (r)	125	122
Lineage Logistics Holdings, LLC
2018 1st Lien Term Loan B, 4.00%, (1M LIBOR + 3.00%), 02/27/25 (l)	466	451
MHI Holdings,LLC
2018 1st Lien Term Loan, 5.17%, (1M LIBOR + 5.00%), 09/18/26 (l) (q)	55	52
Pike Corporation
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 07/24/26 (l)	89	87
Power Solutions
2017 Term Loan B, 0.00%, (1M LIBOR + 3.50%), 03/13/26 (l) (r)	150	143
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.92%, (1M LIBOR + 2.75%), 02/05/23 (l)	523	499
TransDigm, Inc.
2020 Term Loan F, 2.42%, (1M LIBOR + 2.25%), 06/09/23 (l)	987	886
Tunnel Hill Partners, LP
Term Loan B, 3.67%, (3M LIBOR + 3.50%), 02/08/26 (l)	123	111

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

138

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
USI, Inc.
2017 Repriced Term Loan, 3.31%, (3M LIBOR + 3.00%), 05/16/24 (l)	370	350
Vertiv Group Corporation
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 02/11/27 (l)	224	211
WP CPP Holdings, LLC
2018 Term Loan , 4.75%, (3M LIBOR + 3.75%), 04/30/25 (l)	124	107
Zekelman Industries, Inc.
2020 Term Loan, 2.44%, (1M LIBOR + 2.25%), 01/17/27 (l)	100	95
		6,124
Health Care 0.4%
Aldevron, L.L.C.
USD Term Loan, 4.43%, (1M LIBOR + 4.25%), 09/20/26 (l)	219	216
American Renal Holdings Inc.
Term Loan W, 5.17%, (1M LIBOR + 5.00%), 06/22/24 (l)	491	460
Athenahealth, Inc.
Term Loan B, 4.82%, (3M LIBOR + 4.50%), 01/25/26 (l)	401	388
Bausch Health Companies Inc.
Term Loan B, 2.94%, (1M LIBOR + 2.75%), 11/26/25 (l)	842	813
Da Vinci Purchaser Corp.
2020 Term Loan B, 5.24%, (6M LIBOR + 4.00%), 12/10/26 (l)	240	233
DaVita, Inc.
2020 Term Loan B, 1.93%, (1M LIBOR + 1.75%), 07/30/26 (l)	124	120
Elanco Animal Health Inc
2019 Term Loan D, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (l) (r)	375	357
Ensemble RCM, LLC
2019 Term Loan B1, 4.44%, (3M LIBOR + 3.75%), 07/24/26 (l)	74	72
MED ParentCo LP
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 4.25%), 08/01/26 (l) (r)	14	13
2018 1st Lien Term Loan, 4.25%, (3M LIBOR + 4.25%), 08/01/26 (l)	3	2
2018 1st Lien Term Loan, 4.61%, (3M LIBOR + 4.25%), 08/01/26 (l)	74	66
2018 1st Lien Term Loan, 8.42%, (1M LIBOR + 8.25%), 07/31/27 (l)	35	30
MPH Acquisition Holdings LLC
2018 1st Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/07/23 (l)	325	308
Pathway Vet Alliance
2017 Term Loan B, 0.00%, (3M LIBOR + 4.00%), 03/31/27 (l) (r)	102	99
2017 Term Loan B, 0.00%, 03/31/27 (l) (r)	8	8
RegionalCare Hospital Partners Holdings, Inc.
2017 1st Lien Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/09/25 (l)	315	294
Rockwood Service Corporation
2017 1st Lien Term Loan, 5.70%, (3M LIBOR + 4.25%), 12/21/26 (l) (q)	65	62
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 06/18/24 (l)	108	95
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (6M LIBOR + 3.00%), 06/16/24 (l)	494	435
U.S. Renal Care, Inc.
2019 Term Loan B, 5.18%, (1M LIBOR + 5.00%), 06/12/26 (l)	372	357
Zelis Healthcare Corporation
Term Loan B, 4.93%, (1M LIBOR + 4.75%), 09/26/26 (l)	124	122
		4,550
Materials 0.3%
BCPE Empire Holdings, Inc.
Term Loan B, 4.00%, (1M LIBOR + 4.00%), 06/11/26 (l)	1	1
	Shares/Par[1]	Value ($)
Term Loan B, 4.17%, (1M LIBOR + 4.00%), 06/11/26 (l)	53	51
Berlin Packaging LLC
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 11/01/25 (l)	488	461
Term Loan B, 4.46%, (3M LIBOR + 3.00%), 11/01/25 (l)	5	5
Berry Global, Inc.
Term Loan B, 2.18%, (1M LIBOR + 2.00%), 07/01/26 (l)	711	678
Clearwater Paper Corporation
2020 USD Term Loan, 4.25%, (3M LIBOR + 3.25%), 07/19/26 (l)	40	39
Consolidated Energy Finance, S.A.
2020 Term Loan B, 2.69%, (1M LIBOR + 2.50%), 05/07/25 (l)	495	448
Flex Acquisition Company, Inc.
2019 Term Loan B, 4.43%, (3M LIBOR + 3.00%), 12/15/23 (l)	454	433
Hexion Inc
2018 Term Loan B, 4.93%, (3M LIBOR + 3.50%), 06/27/26 (l)	50	48
Imperial Dade
2018 Term Loan B, 0.00%, 06/11/26 (r)	1	1
Messer Industries GmbH
2018 1st Lien Term Loan, 2.81%, (3M LIBOR + 2.50%), 10/10/25 (l)	180	171
Neenah Paper
2017 USD Repriced Term Loan B, 0.00%, (3M LIBOR + 4.00%), 06/26/27 (l) (q) (r)	35	35
Pixelle Specialty Solutions LLC
2017 Term Loan B, 7.50%, (1M LIBOR + 6.50%), 10/31/24 (l)	60	56
Pregis TopCo Corporation
2017 Term Loan B, 4.17%, (1M LIBOR + 4.00%), 07/25/26 (l)	75	72
Sabert Corporation
2017 1st Lien Term Loan, 5.50%, (1M LIBOR + 4.50%), 11/22/26 (l)	125	121
SCIH Salt Holdings Inc.
2016 Term Loan B, 5.50%, (3M LIBOR + 4.50%), 03/03/27 (l)	70	68
Starfruit Finco B.V
1st Lien Term Loan, 3.19%, (1M LIBOR + 3.00%), 09/20/25 (l)	483	451
Thyssenkrupp
USD Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/30/27 (l) (r)	70	69
		3,208
Consumer Staples 0.2%
Atkins Nutritionals Holdings II, Inc.
Term Loan B, 4.75%, (1M LIBOR + 3.75%), 07/07/24 (l)	25	24
BellRing Brands, LLC
Term Loan B, 6.00%, (1M LIBOR + 5.00%), 10/10/24 (l)	147	146
BI-LO Holding LLC
Term Loan B, 9.00%, (3M LIBOR + 8.00%), 05/31/24 (l)	373	369
BJ's Wholesale Club, Inc.
Term Loan B, 2.43%, (1M LIBOR + 2.25%), 01/26/24 (l)	379	366
BW Gas & Convenience Holdings, LLC
Term Loan B, 6.43%, (1M LIBOR + 6.25%), 11/14/24 (l)	73	70
Chobani, LLC
2020 USD Term Loan B5, 4.50%, (1M LIBOR + 3.50%), 10/09/23 (l)	332	319
Froneri International Ltd.
2019 Term Loan, 2.43%, (1M LIBOR + 2.25%), 01/29/27 (l)	120	112
JBS USA Lux S.A.
2018 Term Loan B, 3.07%, (3M LIBOR + 2.00%), 04/27/26 (l)	494	471
Reynolds Consumer Products LLC
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 01/30/27 (l)	175	168

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

139

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Shearer's Foods, Inc.
2016 1st Lien Term Loan, 5.25%, (3M LIBOR + 4.25%), 03/31/22 (l)	60	58
Smart & Final Stores LLC
2015 Term Loan, 6.92%, (1M LIBOR + 6.75%), 06/20/25 (l) (q)	130	126
US Foods, Inc.
2019 Term Loan B, 3.07%, (3M LIBOR + 2.00%), 08/14/26 (l)	124	116
Verscend Holding Corp.
2018 Term Loan B, 4.68%, (1M LIBOR + 4.50%), 08/08/25 (l)	290	279
		2,624
Energy 0.1%
Apergy Corporation
Term Loan B4, 6.00%, (3M LIBOR + 5.00%), 05/29/27 (l)	80	79
BCP Raptor, LLC
Term Loan B, 5.25%, (3M LIBOR + 4.25%), 06/07/24 (l)	494	353
Buckeye Partners, L.P.
Term Loan B, 2.92%, (1M LIBOR + 2.75%), 10/10/26 (l)	15	14
California Resources Corporation
Second Out Term Loan, 11.37%, (3M LIBOR + 10.38%), 08/05/23 (l)	700	32
Chesapeake Energy Corporation
7 Year Term Loan, 0.00%, 06/09/24 (h) (i)	100	57
CITGO Holding Inc.
2020 USD Term Loan B, 8.00%, (3M LIBOR + 7.00%), 07/23/23 (l)	60	56
2020 USD Term Loan B, 0.00%, (3M LIBOR + 5.00%), 03/28/24 (l) (r)	123	117
Delek US Holdings, Inc.
2020 Term Loan B, 2.42%, (1M LIBOR + 2.25%), 03/16/25 (l)	190	175
Eastern Power, LLC
2020 DIP New Money Term Loan, 4.75%, (1M LIBOR + 3.75%), 10/02/23 (l)	30	29
Gavilan Resources, LLC
2019 1st Lien Term Loan, 0.00%, 02/24/24 (h) (i) (q)	495	1
Granite Generation LLC
2018 Term Loan C, 4.75%, (1M LIBOR + 3.75%), 10/22/26 (l)	41	40
2018 Term Loan C, 5.20%, (3M LIBOR + 3.75%), 10/22/26 (l)	7	7
2018 Term Loan C, 6.00%, (PRIME + 2.75%), 10/22/26 (l)	—	—
Limetree Bay Terminals, LLC
2018 1st Lien Term Loan B, 4.17%, (1M LIBOR + 4.00%), 02/10/24 (l)	173	151
Lower Cadence Holdings LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 05/10/26 (l)	99	88
Matador Bidco S.a.r.l.
2018 1st Lien Term Loan, 4.92%, (1M LIBOR + 4.75%), 10/15/26 (l)	35	33
Murray Energy Corporation
2018 1st Lien Term Loan, 13.00%, (1M LIBOR + 11.00%), 07/29/20 (l)	168	89
2018 1st Lien Term Loan, 0.00%, 10/17/22 (h) (i)	497	7
Sanchez Energy Corp
2017 1st Lien Term Loan, 12.00%, (1M LIBOR + 10.00%), 05/11/20 (l) (q)	34	34
2017 1st Lien Term Loan, 10.00%, (1M LIBOR + 8.00%), 05/11/21 (l) (q)	38	38
TPF II Power LLC
Term Loan B, 0.00%, (1M LIBOR + 3.75%), 10/02/23 (l) (r)	30	29
		1,429
Utilities 0.1%
Hamilton Projects Acquiror LLC
2018 Term Loan B3, 5.75%, (3M LIBOR + 4.75%), 06/10/27 (l)	150	147
	Shares/Par[1]	Value ($)
Pacific Gas And Electric Company
2017 Term Loan B, 0.00%, (3M LIBOR + 4.50%), 06/18/25 (l) (r)	190	186
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.93%, (1M LIBOR + 1.75%), 12/11/25 (l)	148	143
1st Lien Term Loan B3, 1.94%, (1M LIBOR + 1.75%), 12/11/25 (l)	36	34
		510
Real Estate 0.0%
VICI Properties 1 LLC
Replacement Term Loan B, 1.94%, (1M LIBOR + 1.75%), 12/13/24 (l)	500	465
Total Senior Floating Rate Instruments (cost $61,107)		57,116
COMMON STOCKS 0.0%
Energy 0.0%
Weatherford International Public Limited Company (h)	—	—
Total Common Stocks (cost $4)		—
SHORT TERM INVESTMENTS 7.8%
Investment Companies 6.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (s) (t)	81,006	81,006
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (s) (t)	10,389	10,389
Total Short Term Investments (cost $91,395)		91,395
Total Investments 104.5% (cost $1,187,298)		1,227,724
Total Purchased Options 0.0% (cost $84)		85
Other Derivative Instruments (0.0)%		(571)
Other Assets and Liabilities, Net (4.5)%		(52,262)
Total Net Assets 100.0%		1,174,976

(a)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $44,848.

(b)   All or a portion of the security is pledged or segregated as collateral.

(c)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)  All or a portion of the security was on loan as of June 30, 2020.

(e)   Treasury inflation indexed note, par amount is adjusted for inflation.

(f)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $144,977 and 12.3% of the Fund.

(g)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(h)  Non-income producing security.

(i)  As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(k)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

140

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Shares/Par[1]	Value ($)

(l)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m)  Perpetual security. Next contractual call date presented, if applicable.

(n)  Convertible security.

(o)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(q)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r)  This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(s)  Investment in affiliate.

(t)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Franklin Templeton Growth Allocation Fund
COMMON STOCKS 70.3%
United States of America 44.7%
10X Genomics, Inc. (a)	1	116
3M Company	10	1,546
Abbott Laboratories	42	3,829
AbbVie Inc.	45	4,391
ABIOMED, Inc. (a)	—	79
Activision Blizzard, Inc.	6	433
Adobe Inc. (a)	6	2,430
AFLAC Incorporated	21	763
Agilent Technologies, Inc.	12	1,066
Air Products and Chemicals, Inc.	32	7,820
Akamai Technologies, Inc. (a)	1	130
Albemarle Corporation	36	2,781
Align Technology, Inc. (a)	1	177
Alliant Energy Corporation	7	335
Allison Systems, Inc.	3	99
Alphabet Inc. - Class A (a)	5	6,638
Alphabet Inc. - Class C (a)	1	762
Altria Group, Inc.	38	1,490
Amazon.com, Inc. (a)	3	8,903
Amdocs Limited	5	278
Ameren Corporation	5	381
American Electric Power Company, Inc.	6	509
American Express Company	6	535
American National Insurance Company	—	19
American Tower Corporation	6	1,553
American Water Works Company, Inc.	6	831
AMETEK, Inc.	6	568
Amgen Inc.	16	3,824
Amphenol Corporation - Class A	13	1,271
Analog Devices, Inc.	46	5,599
AO Smith Corp.	1	47
Apple Inc.	32	11,734
Applied Materials, Inc.	28	1,669
Aptiv PLC	10	740
Arista Networks, Inc. (a)	—	93
Aspen Technology, Inc. (a)	2	171
AT&T Inc.	50	1,519
	Shares/Par[1]	Value ($)
Atmos Energy Corporation	3	343
Autodesk, Inc. (a)	8	1,982
Automatic Data Processing, Inc.	17	2,500
AutoZone, Inc. (a)	1	739
Avalara, Inc.	4	487
Avery Dennison Corporation	1	71
Avnet, Inc.	10	284
Bank of America Corporation	50	1,187
Baxter International Inc.	4	305
Becton, Dickinson and Company	19	4,459
Berkshire Hathaway Inc. - Class A (a)	—	535
Berkshire Hathaway Inc. - Class B (a)	5	952
Best Buy Co., Inc.	8	722
Bill.Com Holdings Inc. (a) (b)	8	767
Biogen Inc. (a)	5	1,351
BlackRock, Inc.	2	1,267
Booking Holdings Inc. (a)	1	1,067
Booz Allen Hamilton Holding Corporation - Class A	3	208
Boston Beer Co. Inc. - Class A (a)	—	37
Bristol-Myers Squibb Company	61	3,585
Broadridge Financial Solutions, Inc.	4	499
Brown-Forman Corp. - Class A	2	96
Brown-Forman Corp. - Class B	18	1,130
BWXT Government Group, Inc.	14	789
C.H. Robinson Worldwide, Inc.	5	382
Cable One, Inc.	1	1,645
Cabot Oil & Gas Corp.	8	146
Cadence Design Systems Inc. (a)	6	558
Campbell Soup Company	1	69
Carlisle Cos. Inc.	8	905
Carter's Inc. (b)	1	115
Casey's General Stores Inc.	1	163
Catalent Inc. (a)	32	2,348
Caterpillar Inc.	5	645
Celanese Corp. - Class A	14	1,201
Cerner Corp.	9	598
Chemed Corporation	—	198
Chevron Corporation	36	3,217
Church & Dwight Co. Inc.	8	623
Ciena Corp. (a)	1	63
Cintas Corp.	11	3,013
Cirrus Logic Inc. (a)	—	27
Cisco Systems, Inc.	52	2,446
Citigroup Inc.	10	511
Citrix Systems Inc.	3	398
Cognex Corp.	4	215
Cognizant Technology Solutions Corp. - Class A	14	780
Colgate-Palmolive Co.	48	3,492
Comcast Corporation - Class A	76	2,976
Consolidated Edison, Inc.	10	693
Constellation Brands, Inc. - Class A	5	892
Copart Inc. (a)	7	555
CoreSite Realty Corporation	—	36
CoStar Group, Inc. (a)	1	355
Costco Wholesale Corporation	5	1,524
Crown Castle International Corp.	10	1,743
Cummins Inc.	5	864
CVS Health Corporation	40	2,589
D.R. Horton, Inc.	4	242
Danaher Corporation	11	1,905
Darden Restaurants Inc.	4	334
Deciphera Pharmaceuticals, Inc. (a)	5	322
Deere & Company	5	719
Dentsply Sirona Inc.	12	532
Dollar General Corporation	8	1,471
Dominion Energy, Inc.	34	2,796
Domino's Pizza, Inc.	1	539
Donaldson Co. Inc.	20	919
Dover Corporation	21	2,011
Duke Energy Corporation	17	1,318
Eastman Chemical Co.	3	229
Ecolab Inc.	19	3,807
Edwards Lifesciences Corporation (a)	11	777
Electronic Arts Inc. (a)	2	315
Eli Lilly & Co.	19	3,097

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

141

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Emerson Electric Co.	19	1,193
Enphase Energy, Inc. (a)	1	38
EOG Resources, Inc.	13	648
EPR Properties	2	80
Equifax Inc.	5	858
Equinix, Inc.	2	1,306
Equitable Holdings, Inc.	3	60
Erie Indemnity Company - Class A	7	1,380
Estee Lauder Cos. Inc. - Class A	8	1,486
Evercore Inc. - Class A	—	17
Evergy, Inc.	5	303
Eversource Energy	9	743
Exelixis, Inc. (a)	9	204
Expedia Group, Inc.	3	250
Expeditors International of Washington Inc.	6	426
Exxon Mobil Corporation	65	2,929
F5 Networks, Inc. (a)	2	300
Facebook, Inc. - Class A (a)	14	3,253
FactSet Research Systems Inc.	1	416
Fair Isaac Corporation (a)	—	85
Fastenal Co.	46	1,971
Flowers Foods Inc.	6	136
Foot Locker, Inc.	4	127
Fortinet, Inc. (a)	1	143
Fortive Corporation	10	680
FTI Consulting Inc. (a)	—	31
Gaming and Leisure Properties, Inc.	6	202
Gap Inc.	8	103
Generac Holdings Inc. (a)	—	54
General Dynamics Corporation	27	3,989
General Mills, Inc.	20	1,260
Gentex Corp.	9	234
Gilead Sciences, Inc.	20	1,533
Graco Inc.	5	253
GrafTech International Ltd.	1	9
Grand Canyon Education, Inc. (a)	—	31
H & R Block, Inc.	8	111
Haemonetics Corp. (a)	9	827
Hanesbrands Inc.	7	74
Hawaiian Electric Industries Inc.	3	118
Hershey Co.	6	737
Honeywell International Inc.	46	6,698
Horizon Therapeutics Public Limited Company (a)	1	75
Hormel Foods Corp.	10	470
Host Hotels & Resorts, Inc.	45	486
HP Inc.	54	938
Humana Inc.	1	386
Huntington Ingalls Industries Inc.	1	226
Huntsman Corp.	1	26
IAA Spinco Inc. (a)	2	73
IAC/InterActiveCorp (a)	3	893
Illinois Tool Works Inc.	16	2,782
Illumina, Inc. (a)	5	1,885
Ingersoll Rand Inc. (a)	9	253
Ingredion Inc.	2	170
Intel Corporation	40	2,372
Intercontinental Exchange, Inc.	13	1,179
International Business Machines Corporation	20	2,405
International Flavors & Fragrances Inc. (b)	4	460
Interpublic Group of Cos. Inc.	10	166
Intuit Inc.	15	4,414
Intuitive Surgical, Inc. (a)	4	2,393
Invesco Ltd.	9	98
Iovance Biotherapeutics Inc. (a)	4	104
Jack Henry & Associates Inc.	3	481
JB Hunt Transport Services Inc.	7	886
Jefferies Financial Group Inc.	2	26
JM Smucker Co.	3	289
Johnson & Johnson	62	8,720
Johnson Controls International Public Limited Company	52	1,761
JPMorgan Chase & Co.	35	3,292
Kansas City Southern	7	1,024
Kellogg Co.	6	370
Keysight Technologies, Inc. (a)	7	661
	Shares/Par[1]	Value ($)
Kimberly-Clark Corporation	9	1,241
Kimco Realty Corporation	12	148
KLA-Tencor Corp.	5	968
Laboratory Corporation of America Holdings (a)	5	764
Lam Research Corp.	5	1,651
Lamb Weston Holdings Inc.	5	319
Landstar System Inc.	1	141
Las Vegas Sands Corp.	23	1,053
Lennox International Inc.	1	153
Lincoln Electric Holdings Inc.	—	35
Lockheed Martin Corporation	9	3,180
Lowe`s Companies, Inc.	20	2,716
ManpowerGroup Inc.	—	6
MarketAxess Holdings Inc.	1	634
Martin Marietta Materials Inc.	4	772
Masco Corporation	4	189
MasterCard Incorporated - Class A	18	5,445
Match Group, Inc. (a) (b)	2	168
Matthews International Corp. - Class A	14	267
Maxim Integrated Products, Inc.	9	541
McCormick & Co. Inc.	14	2,491
McDonald's Corporation	21	3,952
Merck & Co., Inc.	49	3,759
Mercury Systems Inc. (a)	6	448
MetLife, Inc.	35	1,278
Mettler-Toledo International Inc. (a)	5	3,996
Microsoft Corporation	120	24,397
Mondelez International, Inc. - Class A	14	706
Monolithic Power Systems Inc.	5	1,087
Monster Beverage 1990 Corporation (a)	36	2,494
Moody's Corp.	3	923
Morningstar Inc.	1	86
Motorola Solutions Inc.	5	700
MSC Industrial Direct Co. - Class A	1	100
MSCI Inc.	3	868
NASDAQ Inc.	4	444
National Retail Properties, Inc.	6	200
NetApp, Inc.	7	329
Neurocrine Biosciences, Inc. (a)	5	562
NewMarket Corp.	—	101
Newmont Corporation	6	381
NextEra Energy, Inc.	11	2,591
NIKE, Inc. - Class B	64	6,298
Nordstrom Inc. (b)	4	60
Norfolk Southern Corporation	10	1,721
Northrop Grumman Systems Corp.	13	3,881
Nu Skin Enterprises, Inc. - Class A	2	61
Nucor Corporation	6	232
NVIDIA Corporation	9	3,524
NVR, Inc. (a)	—	339
Okta, Inc. - Class A (a)	1	140
Old Dominion Freight Line Inc.	1	253
Omnicom Group Inc.	7	383
Oracle Corporation	26	1,461
O'Reilly Automotive, Inc. (a)	3	1,074
Otis Worldwide Corporation	18	1,021
PACCAR Inc.	6	479
Packaging Corporation of America	3	261
Paychex Inc.	12	873
Paypal Holdings, Inc. (a)	6	958
PepsiCo, Inc.	48	6,392
Pfizer Inc.	153	4,989
Philip Morris International Inc.	21	1,481
Pool Corporation	1	348
PPL Corporation	17	437
Premier Healthcare Solutions, Inc. - Class A (a)	1	35
Procter & Gamble Co.	52	6,207
Progressive Corp.	4	353
PTC Inc. (a)	12	904
PTC Therapeutics, Inc. (a)	4	183
Public Service Enterprise Group Inc.	17	813
Public Storage	6	1,098
Pulte Homes Inc.	5	172
Qualcomm Incorporated	18	1,629
Quest Diagnostics Incorporated	8	950

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

142

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Raytheon BBN Technologies Corp.	81	4,978
Realty Income Corporation	10	615
Reata Pharmaceuticals, Inc. - Class A (a)	1	172
Regeneron Pharmaceuticals, Inc. (a)	2	1,359
Reliance Steel & Aluminum Co.	1	85
Republic Services Inc.	6	483
ResMed Inc.	4	856
Robert Half International Inc.	4	235
Rockwell Automation Inc.	4	839
Rollins Inc.	5	215
Roper Technologies, Inc.	20	7,915
Ross Stores Inc.	41	3,518
Royal Gold Inc.	1	108
S&P Global Inc.	3	1,139
Salesforce.Com, Inc. (a)	5	951
Santander Consumer USA Holdings Inc. (b)	3	57
Schneider National, Inc. - Class B	—	11
SEI Investments Co.	3	188
ServiceNow, Inc. (a)	10	3,909
Simon Property Group, Inc.	8	569
Skyworks Solutions, Inc.	6	826
Snap-On Inc.	1	174
SolarEdge Technologies Ltd. (a)	—	51
Sonoco Products Co.	3	166
Spirit Realty Capital, Inc.	3	115
Sprouts Farmers Market, Inc. (a)	3	77
Stanley Black & Decker, Inc.	7	989
Starbucks Corporation	17	1,279
State Street Corporation	6	364
Steel Dynamics Inc.	5	126
STORE Capital Corp.	6	152
Stryker Corporation	30	5,471
Synopsys Inc. (a)	4	799
T. Rowe Price Group, Inc.	11	1,418
Target Corporation	36	4,291
Teleflex Incorporated	5	1,783
Texas Instruments Incorporated	76	9,691
The Charles Schwab Corporation	28	951
The Clorox Company	5	1,073
The Coca-Cola Company	71	3,160
The Home Depot, Inc.	11	2,816
The Kroger Co.	18	613
The Southern Company	74	3,822
TJX Cos. Inc.	29	1,445
Toro Co.	4	250
Tractor Supply Co.	4	544
Tradeweb Markets Inc. - Class A	3	180
Trane Technologies Public Limited Company	10	910
Trex Company, Inc. (a)	—	61
Truist Financial Corporation	25	939
Twilio Inc. - Class A (a)	4	934
Tyler Technologies Inc. (a)	2	721
Tyson Foods Inc. - Class A	9	541
U.S. Bancorp	35	1,289
Uber Technologies, Inc. (a)	10	306
Ubiquiti Inc.	—	57
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2	390
Union Pacific Corporation	35	5,932
United Parcel Service Inc. - Class B	40	4,451
UnitedHealth Group Incorporated	11	3,270
Valvoline, Inc.	3	67
Varian Medical Systems, Inc. (a)	3	344
Veeva Systems Inc. - Class A (a)	2	379
Verisk Analytics, Inc.	15	2,578
Verizon Communications Inc.	77	4,247
Vertex Pharmaceuticals Incorporated (a)	2	612
Visa Inc. - Class A	36	6,911
VMware, Inc. - Class A (a)	1	88
W. W. Grainger, Inc.	6	1,789
W.P. Carey Inc.	4	300
Walgreens Boots Alliance, Inc.	21	881
Walmart Inc.	31	3,709
Walt Disney Co.	16	1,796
Waters Corp. (a)	6	1,132
Watsco Inc.	1	170
	Shares/Par[1]	Value ($)
WEC Energy Group Inc.	2	201
Wells Fargo & Company	20	512
West Pharmaceutical Services Inc.	20	4,453
Williams-Sonoma Inc.	3	238
Workday, Inc. - Class A (a)	7	1,295
Xcel Energy Inc.	7	441
Xerox Holdings Corporation	1	20
Xilinx, Inc.	8	820
Yum China Holdings, Inc.	8	361
Yum! Brands, Inc.	12	1,006
Zoetis Inc. - Class A	4	491
		479,633
United Kingdom 4.1%
3i Group plc	49	506
Admiral Group PLC	9	267
Ascential Group Limited	470	1,695
AstraZeneca PLC - ADR	19	990
AstraZeneca PLC	12	1,259
Atlassian Corporation PLC - Class A (a)	1	267
AVEVA Group plc	41	2,088
Aviva PLC	117	400
BAE Systems PLC	89	534
Barclays PLC	500	711
Barratt Developments P L C	23	142
boohoo Group PLC (a)	427	2,189
BP P.L.C. - ADR	40	933
BP P.L.C.	194	743
Burberry Group PLC	9	178
Centrica PLC	215	103
Direct Line Insurance Limited	71	239
Evraz PLC	24	86
Experian PLC	68	2,395
Ferguson PLC	23	1,883
Fiat Chrysler Automobiles N.V. (a)	40	410
GW Pharmaceuticals plc - ADS (a)	2	249
Hargreaves Lansdown PLC	14	292
Hikma Pharmaceuticals Public Limited Company	72	1,984
IHS Markit Ltd.	33	2,491
Imperial Brands PLC	42	807
Intermediate Capital Group PLC	110	1,765
Johnson Matthey PLC	14	354
Linde Public Limited Company	31	6,648
LivaNova PLC (a)	32	1,516
M&G PLC	127	265
Next PLC	6	391
Nvent Electric Public Limited Company	34	645
Persimmon Public Limited Company	11	301
Relx PLC	43	997
Rio Tinto Plc - ADR	24	1,348
Rio Tinto PLC	9	522
SEGRO Public Limited Company	46	507
Standard Chartered PLC	242	1,331
Taylor Wimpey PLC	105	186
The Berkeley Group Holdings PLC	6	298
The Sage Group PLC.	263	2,191
Unilever N.V.	3	186
Unilever PLC	6	324
Vodafone Group Public Limited Company	440	702
		44,318
Japan 3.1%
ABC-Mart Inc.	2	94
Advantest Corporation	3	194
Amada Co. Ltd.	16	130
Astellas Pharma Inc.	33	544
Bandai Namco Holdings Inc.	2	95
Calbee,Inc.	4	108
Chugai Pharmaceutical Co. Ltd. (b)	5	241
CyberAgent Inc.	53	2,600
Daito Trust Construction Co. Ltd.	4	331
Daiwa Securities Group Inc.	39	164
Fujitsu Ltd.	9	1,090
Hitachi Ltd.	36	1,159
Honda Motor Co. Ltd. (b)	19	475
Hoya Corp.	6	571

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

143

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Isuzu Motors Ltd.	77	700
Japan Airlines Co., Ltd	6	100
Japan Exchange Group Inc.	3	69
Japan Post Insurance Co., Ltd.	11	145
Kakaku.com Inc.	7	170
Kamigumi Co. Ltd.	5	100
KDDI Corp.	38	1,133
Kirin Holdings Co. Ltd. (b)	45	953
Komatsu Ltd.	26	538
Kurita Water Industries Ltd.	5	131
Lawson Inc.	2	120
Matsumotokiyoshi Holdings Co., Ltd.	18	650
Medipal Holdings Corp.	7	135
Mitsubishi Electric Corp.	64	828
Mitsubishi UFJ Lease & Finance Co. Ltd.	20	94
Mitsui Fudosan Co. Ltd.	38	670
MS&AD Insurance Group Holdings, Inc.	8	208
NEC Corp.	4	192
Nippon Telegraph & Telephone Corp.	23	538
Nippon Television Holdings Inc.	16	168
Nitori Co. Ltd.	—	78
Nitto Denko Corp.	8	436
Nomura Holdings Inc.	55	245
Nomura Research Institute Ltd.	16	426
NTT DoCoMo Inc.	46	1,224
Obayashi Corp.	32	301
Oracle Corp. Japan	2	214
ORIX Corp.	55	674
Otsuka Corp.	5	264
Persol Holdings Co., Ltd.	8	111
Recruit Holdings Co., Ltd.	13	445
Santen Pharmaceutical Co. Ltd.	75	1,379
Sekisui Chemical Co. Ltd.	15	221
Sekisui House Ltd.	30	573
Seria Co., Ltd.	11	381
Seven & I Holdings Co., Ltd.	24	793
Shin-Etsu Chemical Co. Ltd.	—	47
Shinsei Bank Ltd.	9	114
Shionogi & Co. Ltd.	4	263
Softbank Corp.	18	228
Sony Corp.	9	647
Sumitomo Heavy Industries Ltd.	5	116
Sumitomo Metal Mining Co. Ltd.	28	776
Sumitomo Mitsui Financial Group Inc.	59	1,657
Sundrug Co. Ltd.	24	782
Suntory Beverage & Food Limited	6	226
Suzuken Co. Ltd.	4	131
Taiheiyo Cement Corp.	6	137
Takeda Pharmaceutical Co. Ltd.	40	1,420
Toho Gas Co. Ltd.	2	85
Tokyo Broadcasting System Holdings,Inc.	17	275
Tokyo Electron Ltd.	4	963
Tokyo Gas Co. Ltd.	18	430
Tosoh Corp.	35	477
Toyota Industries Corp.	7	392
Trend Micro Inc.	3	141
Welcia Holdings Co.,Ltd.	1	89
Yamazaki Baking Co. Ltd.	7	122
ZOZO, Inc.	5	113
		32,834
China 2.8%
Alibaba Group Holding Limited (a) (b) (c)	15	398
Alibaba Group Holding Limited - ADS (a)	23	5,064
A-Living Services Co., Ltd.	20	100
Anhui Conch Cement Company Limited - Class A	31	231
Anhui Conch Cement Company Limited - Class H	98	664
BAIC Motor Corporation., Ltd - Class H (b)	193	84
Baidu, Inc. - Class A - ADR (a)	7	779
Bank of China Limited - Class H	4,099	1,519
Bank of Communications Co., Ltd. - Class A	301	219
Bank of Communications Co., Ltd. - Class H	564	348
Changchun High And New Technology Industry (Group) Inc.	3	160
China CITIC Bank Corporation Limited - Class H	1,053	459
China Construction Bank Corporation - Class H	1,590	1,290
	Shares/Par[1]	Value ($)
China East Education Holdings Limited	47	86
China Everbright Bank Company Limited - Class A	311	157
China Lesso Group Holdings Limited (b)	125	163
China Minsheng Banking Corp. , Ltd. - Class A	274	220
China Minsheng Banking Corp. , Ltd. - Class H	838	576
China Mobile Ltd.	221	1,503
China Resources Cement Holdings Limited	220	270
China Telecom Corp. Ltd. - Class H	1,182	331
Chongqing Rural Commercial Bank Co., Ltd. - Class H	272	108
CNOOC Limited	412	456
Country Garden Services Holdings Company Limited	158	739
Dali Foods Group Company Limited	175	106
Daqin Railway Co., Ltd. - Class A	115	115
Dragon Delight Holdings Company Limited	107	191
Gree Electric Appliances, Inc. of Zhuhai - Class A	24	190
Guangdong Wens Foodstuff Group Co., Ltd.	52	161
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	21	140
Hithink Royalflush Information Network Co., Ltd	4	81
Hua Xia Bank Co., Limited - Class A	98	85
Hualan Biological Engineering, Inc.	15	104
Hundsun Technologies Inc. - Class A	8	127
Industrial Bank Co., Ltd. - Class A	161	360
Joyy Inc. - ADR (a)	1	89
KWG Group Holdings Limited (b)	152	256
Luye Pharma Group Ltd	136	84
NetEase, Inc. - ADR	2	816
New Oriental Education & Technology Group - ADR (a) (b)	7	846
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	62	63
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	232	516
Shanghai Pudong Development Bank Co., Ltd. - Class A	224	337
Shenzhen Goodix Technology Co., Ltd.	3	91
Shenzhen Kangtai Biological Products Co., Ltd.	5	122
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	8	356
Sinopec Engineering (Group) Co., Ltd. - Class H	740	317
Sinopharm Group Co. Ltd. - Class H	140	361
Sun Art Retail Group Limited	39	67
TAL Education Group - ADS (a)	33	2,257
Tencent Holdings Limited	60	3,875
Tingyi Cayman Islands Holding Corp.	82	128
Topsports International Holdings Limited	93	119
Vipshop (China) Co., Ltd. - ADR (a)	47	942
Weichai Power Co., Ltd. - Class H	143	267
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	17	112
Wuxi Biologics Cayman Inc (a)	10	184
Yanzhou Coal Mining Co. Ltd. - Class H	196	148
Zhongsheng Group Holdings Limited (b)	22	121
		30,058
Netherlands 1.9%
Adyen B.V. (a)	2	3,333
ASML Holding - ADR	6	2,332
ASML Holding	7	2,586
Flow Traders N.V.	13	447
ING Groep N.V.	169	1,181
Koninklijke Ahold Delhaize N.V.	54	1,469
Koninklijke DSM N.V.	18	2,437
LyondellBasell Industries N.V. - Class A	11	728
NN Group N.V.	2	69
NXP Semiconductors N.V.	15	1,707
Randstad NV	6	254
Royal Dutch Shell PLC - Class A - ADR (b)	30	981
Royal Dutch Shell PLC - Class B	55	834
SBM Offshore N.V. (b)	54	797
Wolters Kluwer NV	13	1,034
		20,189
Germany 1.7%
Adidas AG (a)	1	228
Allianz SE	2	462
Aroundtown SA	42	242

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

144

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
BASF SE	15	844
Bayer AG	25	1,847
Bayerische Motoren Werke AG	9	601
Covestro AG (a)	15	577
CTS Eventim AG & Co. KGaA (a)	35	1,465
Deutsche Boerse AG	13	2,362
Deutsche Lufthansa AG (a)	8	79
Deutsche Telekom AG	53	900
E.ON SE	105	1,191
MTU Aero Engines AG (a)	12	2,037
SAP SE	19	2,640
Siemens AG	5	607
Symrise AG	20	2,330
Zalando SE (a)	3	196
		18,608
Ireland 1.4%
Accenture Public Limited Company - Class A	34	7,252
Allegion Public Limited Company	8	775
Bank of Ireland Group Public Limited Company (a)	35	73
Keywords Studios PLC	103	2,325
Kingspan Group Plc	3	190
Medtronic Public Limited Company	40	3,709
Pentair Public Limited Company	32	1,216
		15,540
Switzerland 1.0%
Adecco Group AG	7	343
EMS-Chemie Holding AG (b)	—	312
Garmin Ltd.	5	461
Geberit AG	2	876
Kühne + Nagel International AG (a)	3	427
Nestle SA	4	398
Novartis AG	14	1,243
Partners Group Holding AG	1	806
Roche Holding AG	10	3,321
SGS SA	—	740
Swisscom AG (b)	1	263
TE Connectivity Ltd.	17	1,423
UBS Group AG	5	64
		10,677
Taiwan 1.0%
Accton Technology Corporation	62	481
Chicony Electronics Co. Ltd.	68	196
Eclat Textile Co. Ltd.	21	243
Feng Tay Enterprise Co. Ltd.	38	215
Foxconn Technology Co. Ltd.	108	207
GlobalWafers Co., Ltd.	26	358
Hon Hai Precision Industry Co. Ltd.	400	1,172
Nien Made Enterprise Co., LTD.	19	185
Novatek Microelectronics Corp.	63	489
PEGATRON Corporation	231	502
Powertech Technology Inc.	90	330
Realtek Semiconductor Corp.	20	204
Ruentex Development Co. Ltd.	63	109
Standard Foods Corp.	47	100
Taiwan Semiconductor Manufacturing Co. Ltd.	502	5,346
United Microelectronics Corp.	523	283
Walsin Technology Corp.	15	92
		10,512
South Korea 0.9%
BGFretail Co., Ltd.	1	107
BNK Financial Group Inc.	35	145
Hana Financial Group Inc.	37	834
KB Financial Group Inc.	41	1,162
Kia Motors Corp.	33	893
LG Household & Health Care Ltd.	—	192
LG Uplus Corp.	13	133
MERITZ Securities Co. Ltd.	37	95
NCSoft Corp.	—	220
S1 Corp.	2	146
Samsung Card Co., Ltd.	4	81
Samsung Electronics Co. Ltd.	96	4,250
Shinhan Financial Group Co. Ltd.	17	413
SK Hynix Inc.	2	161
	Shares/Par[1]	Value ($)
Woongjin Coway Co., Ltd.	6	363
		9,195
Australia 0.8%
AGL Energy Limited	33	392
Ampol Limited	12	244
BHP Group PLC	18	364
Challenger Financial Services Group Ltd.	20	62
Cochlear Ltd.	15	1,989
Coles Group Limited	16	193
CSL Ltd.	17	3,463
Fortescue Metals Group Ltd.	71	686
Goodman Funding Pty Ltd	9	92
Magellan Financial Group Ltd	6	262
Medibank Private Limited	35	72
Rio Tinto Ltd.	11	758
		8,577
Denmark 0.8%
A P Moller - Maersk A/S - Class B	—	479
Coloplast A/S - Class B	4	664
DSV Panalpina A/S	20	2,452
Genmab A/S (a)	3	1,076
GN Store Nord A/S	38	2,039
Novo Nordisk A/S - Class B	18	1,161
Pandora A/S	5	267
		8,138
Hong Kong 0.7%
AIA Group Limited (b)	119	1,116
ANTA Sports Products Limited (b)	13	116
China Cinda Asset Management Co., Ltd. - Class H	719	142
China Everbright Bank Company Limited - Class H	376	142
China Medical System Holdings Limited	168	200
China Overseas Land & Investment Ltd.	162	493
CK Asset Holdings Limited	162	967
CK Hutchison Holdings Limited	175	1,125
CSPC Pharmaceutical Group Ltd.	216	411
Haier Electronics Group Co., Ltd.	73	221
Hong Kong Exchanges & Clearing Ltd.	29	1,219
Kerry Properties Ltd.	31	79
Link Real Estate Investment Trust	13	103
People's Insurance Company (Group) of China Limited, The - Class H	472	138
Sinotruk (Hong Kong) Limited	81	211
Sun Hung Kai Properties Ltd.	27	339
Swire Pacific Ltd. - Class A	79	421
Uni-President China Holdings Ltd	132	132
WH Group Limited	488	421
		7,996
France 0.7%
Amundi (a)	3	231
CNP Assurances SA (a)	8	94
Compagnie Generale des Etablissements Michelin	10	1,016
Dassault Aviation SA (a)	—	275
Faurecia (a)	4	139
Gecina SA	2	264
Hermes International SCA	1	837
Natixis (a)	44	117
Peugeot SA (a)	28	463
Sanofi SA	14	1,440
Sartorius Stedim Biotech	1	345
Schneider Electric SE (a)	8	857
Total SA (b)	25	952
Ubisoft Entertainment (a)	2	144
Veolia Environnement	16	371
		7,545
Canada 0.7%
CAE Inc.	20	324
Canadian National Railway Company	9	829
Canadian Pacific Railway Limited (b)	5	1,220
Husky Energy Inc. (a) (b)	87	287
Lululemon Athletica Inc. (a)	4	1,187
Shopify Inc. - Class A (a)	2	2,088
Wheaton Precious Metals Corp.	25	1,086
		7,021

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

145

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
India 0.6%
Ambuja Cements Limited	77	197
Coal India Ltd Govt Of India Undertaking	143	251
Colgate-Palmolive (India) Limited	8	146
Divi's Laboratories Ltd.	10	299
GAIL India Ltd.	94	127
HCL Technologies Ltd.	66	491
HDFC Asset Management Company Limited	5	151
Hindustan Petroleum Corp. Ltd.	44	125
Hindustan Unilever Ltd.	47	1,364
Housing Development Finance Corp.	31	726
Infosys Ltd. - ADR	39	373
Nestle India Ltd.	3	575
Oil & Natural Gas Corp. Ltd.	299	321
Petronet LNG Limited	68	233
Pidilite Industries Limited	5	82
Rec Limited	82	117
Tata Consultancy Services Limited	38	1,047
Tech Mahindra Limited	14	98
		6,723
Belgium 0.5%
Anheuser-Busch InBev	1	64
Galapagos (a)	2	347
KBC Groep NV	34	1,994
Proximus	7	149
Umicore	51	2,414
		4,968
Italy 0.3%
ENI SpA	11	104
Exor Nederland N.V.	4	245
Finecobank Banca Fineco SPA (a)	183	2,481
Moncler S.p.A. (a)	6	231
		3,061
Israel 0.3%
Check Point Software Technologies Ltd (a)	6	602
CyberArk Software Ltd. (a)	23	2,283
Nice Ltd. (a)	1	148
		3,033
Sweden 0.2%
Aktiebolaget SKF - Class B	17	325
Atlas Copco Aktiebolag - Class A	13	546
Atlas Copco Aktiebolag - Class B	8	297
Epiroc Aktiebolag - Class A (b)	11	138
Epiroc Aktiebolag - Class B	20	244
Essity Aktiebolag (publ) - Class B (a)	11	344
Hennes & Mauritz AB - Class B	23	335
		2,229
Argentina 0.2%
Grupo Financiero Galicia SA - Class B - ADR (a)	8	78
MercadoLibre S.R.L (a)	2	2,070
		2,148
Russian Federation 0.2%
Public Joint Stock Society "Tatneft" Named After V.D. Tire	52	414
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	5	1,410
X5 Retail Group N.V. - GDR (c)	2	76
		1,900
South Africa 0.2%
Anglo American Platinum Ltd.	4	321
Clicks Group Ltd.	30	370
FirstRand Ltd.	135	298
Kumba Iron Ore Ltd	8	211
Mr Price Group	31	259
Naspers Ltd. - Class N	1	179
RMB Holdings Ltd.	94	9
Vodacom Group Limited (b)	28	197
		1,844
Spain 0.1%
Banco de Sabadell, S.A.	265	93
Endesa SA (b)	15	372
Industria de Diseno Textil, S.A.	28	743
	Shares/Par[1]	Value ($)
Red Electrica Corporacion, S.A. (b)	14	264
Telefonica SA	31	146
		1,618
Brazil 0.1%
B3 S.A. - Brasil, Bolsa, Balcao	24	242
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	26	281
Irb Brasil Resseguros S/A	95	194
Porto Seguro S.A.	9	84
Sul America S.A.	24	201
Tim Participacoes SA	32	84
WEG SA	54	513
		1,599
Malaysia 0.1%
British American Tobacco Malaysia Bhd	24	61
Carlsberg Brewery Malaysia Berhad	19	112
Dialog Group Berhad	327	277
Hartalega Holdings Berhad	186	567
Nestle Bhd	8	271
Petronas Dagangan Bhd	37	178
Westports Holdings Berhad	101	91
		1,557
Thailand 0.1%
Advanced Info Service PLC.	49	295
Kasikornbank PCL	149	450
Land and Houses Public Company Limited	1,025	253
Muangthai Leasing Public Company Limited - Class F	74	124
Srisawad Corporation Public Company Limited (a)	91	153
		1,275
Finland 0.1%
Kone Corporation - Class B	7	509
Neste Oyj	9	348
Orion Oyj - Class B	2	100
		957
Norway 0.1%
Equinor ASA	59	848
Orkla ASA	10	86
		934
Luxembourg 0.1%
ArcelorMittal (a) (b)	53	573
Globant S.A. (a)	1	210
Tenaris SA	23	147
		930
United Arab Emirates 0.1%
Dubai Islamic Bank PJSC	654	682
Emaar Properties PJSC (a)	275	206
		888
Saudi Arabia 0.1%
Advanced Petrochemical Company	23	327
BUPA Arabia for Cooperative Insurance Company	5	141
Jarir Marketing Company	7	261
Saudi Airlines Catering Co.	4	83
		812
Mexico 0.1%
Arca Continental S.A.B. de C.V.	54	239
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	269	213
Kimberly-Clark de Mexico SAB de CV - Class A	216	337
		789
Indonesia 0.1%
Indofood Sukses Makmur Tbk	163	75
PT Adaro Energy Tbk	1,716	120
Unilever Indonesia Tbk PT	899	499
		694
Poland 0.1%
CD Projekt SA (a)	4	448
Cyfrowy Polsat S.A.	34	226
		674
Portugal 0.1%
Galp Energia, SGPS, S.A.	44	517

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

146

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Jeronimo Martins, SGPS, S.A. (a)	9	153
		670
Philippines 0.1%
BDO Unibank, Inc.	66	131
Globe Telecom Inc.	4	164
International Container Terminal Services Inc.	28	58
Manila Electric Company	27	145
PLDT Inc.	3	67
SM Investments Corp	5	87
		652
Qatar 0.1%
Qatar Fuel Company Q.P.S.C. (WOQOD)	78	341
Qatar International Islamic Bank	122	270
		611
Singapore 0.0%
CapitaMall Trust	44	62
ComfortDelgro Corp. Ltd.	116	122
Singapore Exchange Ltd.	39	237
Yangzijiang Shipbuilding (Holdings) Ltd.	114	77
		498
Turkey 0.0%
Haci Omer Sabanci Holding A.S.	109	148
Turkcell Iletisim Hizmetleri Anonim Sirketi	70	169
Turkiye Is Bankasi Anonim Sirketi - Class C (a)	195	159
		476
New Zealand 0.0%
a2 Milk Co. Ltd. (a)	5	67
Fisher & Paykel Healthcare Corp.	13	305
		372
Hungary 0.0%
Chemical Works of Gedeon Richter Plc.	11	226
Chile 0.0%
Aguas Andinas SA - Class A	316	107
Enel Americas SA	629	95
		202
Austria 0.0%
Andritz AG (a) (b)	4	131
Bermuda 0.0%
Lazard Ltd - Class A	4	105
Greece 0.0%
Motor Oil Hellas Corinth Refineries SA	7	94
Egypt 0.0%
Eastern Tobacco Co.	107	85
Total Common Stocks (cost $703,944)		753,596
GOVERNMENT AND AGENCY OBLIGATIONS 9.4%
United States of America 9.2%
Austin, City of
2.79%, 11/15/31	370	403
Beaverton, City of
5.00%, 04/01/33	250	334
California, State of
4.00%, 11/01/33	250	295
Federal Home Loan Mortgage Corporation
4.50%, 10/01/48 (d)	1,484	1,648
4.00%, 05/01/49 - 10/01/49	269	287
3.00%, 03/01/50	2,346	2,493
3.50%, 04/01/50 (d)	3,314	3,595
2.50%, 07/01/50	776	809
Federal National Mortgage Association, Inc.
TBA, 2.00%, 07/15/31 (d)	700	724
2.50%, 04/01/35 - 06/01/50	1,330	1,389
3.50%, 02/01/48 - 04/01/48	3,360	3,543
TBA, 2.50%, 07/15/33 - 07/01/50 (d)	3,800	3,969
TBA, 3.00%, 07/01/35 - 07/01/50 (d)	4,592	4,843
4.50%, 12/01/48	1,361	1,491
4.00%, 10/01/47 - 02/01/50	2,785	2,969
4.00%, 01/01/50 (d)	1,839	1,991
3.00%, 05/01/50	2,066	2,176
Government National Mortgage Association
4.00%, 09/20/49 - 01/20/50	1,726	1,829
	Shares/Par[1]	Value ($)
3.50%, 01/20/50 - 06/20/50	3,606	3,832
Massachusetts School Building Authority
4.00%, 11/15/35	150	171
Massachusetts, Commonwealth of
2.51%, 07/01/41 (d)	700	703
Portland, City of
4.00%, 04/01/32	265	305
San Antonio Water System
5.92%, 05/15/40	250	342
Texas, State of
3.21%, 04/01/44	700	742
Treasury, United States Department of
2.38%, 03/15/21	3,000	3,046
1.50%, 03/31/23	9,524	9,871
1.38%, 08/31/23	8,000	8,302
1.88%, 08/31/24	12,000	12,814
0.50%, 03/31/25	3,055	3,086
0.25%, 06/30/25	1,140	1,138
3.50%, 02/15/39	1,281	1,812
2.75%, 05/31/23 - 11/15/42	6,900	8,217
3.00%, 11/15/44	200	268
2.50%, 05/15/46	630	781
2.25%, 08/15/49	2,643	3,176
2.00%, 11/30/22 - 02/15/50	5,110	5,456
		98,850
Colombia 0.1%
Presidencia de la Republica de Colombia
4.38%, 07/12/21	200	205
5.00%, 06/15/45	200	223
		428
Mexico 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25	200	211
4.15%, 03/28/27	200	215
		426
Panama 0.0%
Government of the Republic of Panama
3.75%, 04/17/26	300	314
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.55%, 03/14/37	200	304
Indonesia 0.0%
Indonesia Government International Bond
4.35%, 01/08/27 (e)	200	222
Uruguay 0.0%
El Gobierno De La República Oriental Del Uruguay
4.50%, 08/14/24	200	219
Total Government And Agency Obligations (cost $100,407)		100,763
CORPORATE BONDS AND NOTES 8.8%
United States of America 7.6%
Abbott Laboratories
4.75%, 11/30/36	300	403
AbbVie Inc.
3.20%, 05/14/26	1,000	1,105
4.25%, 11/14/28	300	353
4.55%, 03/15/35 (e)	1,000	1,211
Altria Group, Inc.
3.40%, 05/06/30	250	269
American Tower Corporation
3.38%, 10/15/26	1,000	1,109
Amgen Inc.
2.45%, 02/21/30	600	634
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200	234
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	200	225
Anthem, Inc.
2.88%, 09/15/29	400	433
Aon Corporation
2.80%, 05/15/30	600	641

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

147

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
AT&T Inc.
4.25%, 03/01/27	300	342
AvalonBay Communities, Inc.
2.45%, 01/15/31	100	107
Baker Hughes, a GE Company, LLC
3.34%, 12/15/27	600	645
Bank of America Corporation
4.25%, 10/22/26	300	344
4.18%, 11/25/27	1,000	1,140
Bausch Health Companies Inc.
6.13%, 04/15/25 (e)	4,000	4,053
Bemis Company, Inc.
2.63%, 06/19/30	650	665
Berkshire Hathaway Energy Company
3.70%, 07/15/30 (e)	500	585
Biogen Inc.
5.20%, 09/15/45	600	783
Burlington Northern Santa FE, LLC
5.75%, 05/01/40	200	279
Calpine Corporation
5.50%, 02/01/24	1,500	1,503
Calumet Specialty Products Partners, L.P.
7.75%, 04/15/23	1,500	1,429
Capital One Financial Corporation
3.75%, 07/28/26	1,000	1,092
3.65%, 05/11/27	100	109
Carrier Global Corporation
2.72%, 02/15/30 (e)	300	301
Caterpillar Inc.
2.60%, 04/09/30	400	435
Charter Communications Operating, LLC
2.80%, 04/01/31	100	102
Chevron Corporation
2.24%, 05/11/30	600	628
Cigna Holding Company
4.38%, 10/15/28	300	355
4.80%, 07/15/46 (e)	900	1,132
Citigroup Inc.
2.98%, 11/05/30	600	637
Comcast Corporation
4.25%, 01/15/33	400	494
3.90%, 03/01/38	200	238
CommScope Holding Company, Inc.
6.00%, 06/15/25 (e)	1,000	965
Community Health Systems, Inc.
8.00%, 03/15/26 (e)	8,500	8,036
Costco Wholesale Corporation
1.38%, 06/20/27	100	102
CSX Corporation
3.80%, 11/01/46	200	227
CVS Health Corporation
4.30%, 03/25/28	1,200	1,402
DaVita Inc.
5.00%, 05/01/25	1,500	1,534
Diamond Sports Group, LLC
5.38%, 08/15/26 (e)	300	219
DISH DBS Corporation
5.88%, 07/15/22	2,500	2,545
Dollar Tree, Inc.
4.00%, 05/15/25	300	337
4.20%, 05/15/28	100	116
Dominion Energy, Inc.
3.90%, 10/01/25	300	339
3.38%, 04/01/30	600	663
Duke Energy Corporation
2.45%, 06/01/30	50	52
3.75%, 09/01/46	200	227
E. I. du Pont de Nemours and Company
2.30%, 07/15/30	200	208
Eldorado Resorts, Inc.
6.25%, 07/01/25 (e)	1,000	1,006
Energy Transfer LP
4.75%, 01/15/26	600	651
Enterprise Products Operating LLC
3.13%, 07/31/29	300	321
	Shares/Par[1]	Value ($)
EOG Resources, Inc.
4.38%, 04/15/30	50	60
ERP Operating Limited Partnership
4.50%, 07/01/44	200	259
Exelon Corporation
4.45%, 04/15/46	100	121
Exxon Mobil Corporation
2.44%, 08/16/29	600	636
2.61%, 10/15/30 (f)	100	107
FedEx Corporation
3.25%, 04/01/26	400	433
Fiserv, Inc.
3.50%, 07/01/29	300	337
2.65%, 06/01/30	100	106
Ford Motor Credit Company LLC
5.13%, 06/16/25	2,000	1,998
General Dynamics Corporation
3.63%, 04/01/30	600	702
General Motors Company
6.13%, 10/01/25	1,600	1,798
Gilead Sciences, Inc.
4.00%, 09/01/36	300	372
Highpoint Operating Corporation
8.75%, 06/15/25	1,000	243
Honeywell International Inc.
1.95%, 06/01/30	200	209
Intel Corporation
3.10%, 02/15/60	600	655
Iron Mountain Incorporated
4.88%, 09/15/27 (e)	1,000	975
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (g)	1,700	1,656
2.52%, 04/22/31	200	211
4.95%, 06/01/45	200	271
KeyCorp
2.55%, 10/01/29	300	309
L3Harris Technologies, Inc.
4.40%, 06/15/28	100	119
Lockheed Martin Corp.
3.80%, 03/01/45	200	243
Marsh & Mclennan Companies, Inc.
2.25%, 11/15/30	200	208
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (e)	1,500	1,358
MetLife, Inc.
4.60%, 05/13/46	100	127
Microchip Technology Incorporated
4.33%, 06/01/23	1,000	1,074
Microsoft Corporation
2.68%, 06/01/60	600	626
Mohawk Industries, Inc.
3.63%, 05/15/30	200	218
Morgan Stanley
3.97%, 07/22/38	200	237
MPLX LP
4.13%, 03/01/27	600	640
Nestle Holdings, Inc.
3.63%, 09/24/28 (e)	500	581
New Golden Nugget Inc.
6.75%, 10/15/24 (e)	1,000	716
Occidental Petroleum Corporation
8.00%, 07/15/25	300	301
Post Holdings, Inc.
5.63%, 01/15/28 (e)	1,000	1,033
Quest Diagnostics Incorporated
2.80%, 06/30/31	650	682
Regions Financial Corporation
2.25%, 05/18/25	100	105
Republic Services, Inc.
3.95%, 05/15/28	300	348
Schlumberger Holdings Corporation
4.00%, 12/21/25 (e)	400	440
Shea Homes Limited Partnership, A California Limited Partnership
6.13%, 04/01/25 (e)	958	971

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

148

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Simon Property Group, L.P.
3.38%, 12/01/27	200	213
Southwest Airlines Co.
1.25%, 05/01/25 (f)	500	598
Sprint Corporation
7.63%, 03/01/26	1,500	1,772
Target Corporation
2.65%, 09/15/30	600	660
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (e)	600	616
The Coca-Cola Company
3.45%, 03/25/30	300	353
The Goldman Sachs Group, Inc.
2.60%, 02/07/30	600	628
The Procter & Gamble Company
3.00%, 03/25/30	600	687
The Sherwin-Williams Company
2.30%, 05/15/30	200	204
The Southern Company
3.25%, 07/01/26	300	332
3.70%, 04/30/30 (f)	600	685
The Walt Disney Company
2.20%, 01/13/28	600	626
The Williams Companies, Inc.
3.50%, 11/15/30	50	53
T-Mobile USA, Inc.
3.75%, 04/15/27 (e)	200	222
Unilever Capital Corporation
2.60%, 05/05/24	600	641
United Rentals (North America), Inc.
4.88%, 01/15/28	1,500	1,537
Univision Communications Inc.
5.13%, 02/15/25 (e)	1,500	1,413
Vail Resorts, Inc.
6.25%, 05/15/25 (e)	700	732
Valero Energy Corp.
4.35%, 06/01/28	300	339
Verizon Communications Inc.
3.15%, 03/22/30	900	1,015
Wells Fargo & Company
2.57%, 02/11/31	600	627
WESCO Distribution, Inc.
7.13%, 06/15/25 (e)	600	633
WRKCo Inc.
3.90%, 06/01/28	600	663
Wynn Las Vegas, LLC
5.50%, 03/01/25 (e)	1,000	919
Xilinx, Inc.
2.95%, 06/01/24 (b)	1,000	1,070
		81,688
United Kingdom 0.3%
Ashtead Capital, Inc.
4.38%, 08/15/27 (e)	1,000	1,028
Barclays PLC
4.38%, 01/12/26	500	563
BAT Capital Corp.
3.56%, 08/15/27	1,100	1,191
BP Capital Markets P.L.C.
3.72%, 11/28/28	300	340
Diageo Capital PLC
2.00%, 04/29/30	500	515
		3,637
France 0.2%
AXA
8.60%, 12/15/30	100	145
BNP Paribas
3.05%, 01/13/31 (e) (f)	600	631
BPCE
2.38%, 01/14/25 (e)	300	310
Orange SA
5.38%, 01/13/42	200	277
Total Capital International
2.83%, 01/10/30	600	652
		2,015
	Shares/Par[1]	Value ($)
China 0.1%
Alibaba Group Holding Limited
3.40%, 12/06/27	200	221
4.00%, 12/06/37	300	345
Tencent Holdings Limited
2.39%, 06/03/30 (e)	600	602
		1,168
Germany 0.1%
Bayer US Finance II LLC
4.25%, 12/15/25 (e)	1,000	1,148
Mexico 0.1%
Alpek S.A.B. de C.V.
4.25%, 09/18/29 (e)	400	395
Kimberly - Clark De Mexico S.A.B. De C.V.
2.43%, 07/01/31 (e)	200	202
		597
Spain 0.1%
Telefonica Emisiones, S.A.U.
4.10%, 03/08/27	500	571
Cayman Islands 0.1%
China Overseas Finance (Cayman) VI Limited
5.95%, 05/08/24 (c)	400	456
Canada 0.1%
Manulife Financial Corporation
2.48%, 05/19/27	100	105
TransCanada PipeLines Limited
4.25%, 05/15/28	300	344
		449
Hong Kong 0.1%
CNAC (HK) Finbridge Company Limited
4.88%, 03/14/25 (c)	400	442
Chile 0.0%
Colbun S.A.
3.95%, 10/11/27 (e)	400	430
Switzerland 0.0%
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	300	319
UBS AG
1.75%, 04/21/22 (e)	100	102
		421
Egypt 0.0%
African Export-Import Bank
3.99%, 09/21/29 (e)	400	393
Italy 0.0%
Enel Finance International N.V.
3.50%, 04/06/28 (e)	300	322
Colombia 0.0%
Ecopetrol S.A.
4.13%, 01/16/25	300	299
Bermuda 0.0%
Arch Capital Group Ltd.
3.64%, 06/30/50	200	209
Total Corporate Bonds And Notes (cost $92,844)		94,245
INVESTMENT COMPANIES 4.0%
United States of America 4.0%
iShares MSCI Russia ETF	31	1,047
Templeton Global Bond Fund - Class R6 (h)	4,216	41,987
Total Investment Companies (cost $47,800)		43,034
EQUITY LINKED STRUCTURED NOTES 2.0%
United States of America 1.8%
Bank of America Corporation
(Wells Fargo & Company) (i)	30	779
Barclays PLC
(Bank of America Corporation)	45	1,104
(Comcast Corporation) (e)	16	613
Citigroup Global Markets Holdings Inc.
(Amazon.com, Inc.)	1	1,670
JPMorgan Chase Bank, National Association
(Texas Instruments Incorporated)	14	1,739

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

149

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
(Apple Inc.)	20	4,462
(Target Corporation)	10	1,137
Royal Bank of Canada
(Intel Corporation) (f)	50	2,648
(The Home Depot, Inc.) (e)	7	1,500
Societe Generale
(Raytheon BBN Technologies Corp.)	27	1,651
UBS AG
(CVS Health Corporation)	18	1,139
(MetLife, Inc.)	30	1,102
		19,544
Switzerland 0.2%
Credit Suisse AG
(International Business Machines Corporation)	15	1,825
Total Equity Linked Structured Notes (cost $21,822)		21,369
PREFERRED STOCKS 0.8%
United States of America 0.7%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23 (a) (b) (e) (f)	1	714
Broadcom Inc., 8.00%, 09/30/22 (f)	2	1,672
Fortive Corporation - Series A, 5.00%, 07/01/21 (f)	2	1,722
NextEra Energy, Inc., 5.28%, 03/01/23 (f)	20	849
Sempra Energy, 6.75%, 07/15/21 (b) (f)	17	1,670
		6,627
Brazil 0.1%
Itausa - Investimentos Itau SA	564	1,002
South Korea 0.0%
LG Household & Health Care Ltd.	—	152
Germany 0.0%
Fuchs Petrolub SE	4	142
Colombia 0.0%
Grupo de Inversiones Suramericana S.A.	17	74
Total Preferred Stocks (cost $8,682)		7,997
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
United States of America 0.2%
Capital One Multi-Asset Execution Trust
Series 2016-A5-A5, 1.66%, 08/16/21	400	406
Series 2019-A1-A1, 2.84%, 02/15/22	485	504
Series 2019-A2-A2, 1.72%, 08/15/22	1,000	1,027
Discover Card Execution Note Trust
Series 2019-A1-A1, 3.04%, 01/18/22	400	416
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,339)		2,353
RIGHTS 0.0%
Spain 0.0%
Telefonica SA (a) (b)	32	6
Total Rights (cost $7)		6
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.7%
JNL Government Money Market Fund - Institutional Class, 0.02% (h) (j)	50,767	50,767
Total Short Term Investments (cost $50,767)		50,767
Total Investments 100.2% (cost $1,028,612)		1,074,130
Other Derivative Instruments 0.0%		184
Other Assets and Liabilities, Net (0.2)%		(2,260)
Total Net Assets 100.0%		1,072,054

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $17,457.

(e)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $36,729 and 3.4% of the Fund.

(f)   Convertible security.

(g)  Perpetual security. Next contractual call date presented, if applicable.

Shares/Par[1]	Value ($)

(h)  Investment in affiliate.

(i)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Franklin Templeton Income Fund
COMMON STOCKS 37.0%
Health Care 7.2%
AbbVie Inc.	95	9,327
AstraZeneca PLC	170	17,840
Bayer AG	187	13,931
Bristol-Myers Squibb Company	340	19,992
CVS Health Corporation	200	12,994
Johnson & Johnson	100	14,063
Merck & Co., Inc.	140	10,826
Pfizer Inc.	400	13,080
		112,053
Utilities 6.4%
Dominion Energy, Inc.	350	28,413
DTE Energy Company	70	7,525
Duke Energy Corporation	201	16,090
Sempra Energy	124	14,478
The Southern Company	650	33,703
		100,209
Financials 5.7%
Bank of America Corporation	430	10,213
Barclays PLC	5,500	7,821
Citigroup Inc.	100	5,110
JPMorgan Chase & Co.	250	23,515
MetLife, Inc.	200	7,304
Morgan Stanley	110	5,313
Truist Financial Corporation	190	7,135
U.S. Bancorp	220	8,100
Wells Fargo & Company	555	14,208
		88,719
Consumer Staples 3.7%
PepsiCo, Inc.	117	15,461
Philip Morris International Inc.	100	7,006
Procter & Gamble Co.	135	16,142
Target Corporation	86	10,256
The Coca-Cola Company	200	8,936
		57,801
Energy 3.2%
BP P.L.C. - ADR (a)	300	6,996
Chevron Corporation	175	15,615
Exxon Mobil Corporation	350	15,652
Royal Dutch Shell PLC - Class A - ADR (a)	325	10,624
Weatherford International Public Limited Company (a) (b)	260	512
		49,399
Communication Services 2.7%
Alphabet Inc. - Class A (b)	7	9,926
BCE Inc. (a)	180	7,507
Comcast Corporation - Class A	150	5,847
Verizon Communications Inc.	355	19,571
		42,851

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

150

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Materials 2.4%
Air Products and Chemicals, Inc.	18	4,322
BASF SE	225	12,667
Rio Tinto Plc - ADR	380	21,360
		38,349
Industrials 2.4%
Cummins Inc.	40	6,930
Honeywell International Inc.	100	14,459
Union Pacific Corporation	50	8,470
United Parcel Service Inc. - Class B	75	8,339
		38,198
Information Technology 2.4%
Analog Devices, Inc.	120	14,719
Intel Corporation	170	10,154
International Business Machines Corporation	65	7,850
Oracle Corporation	16	851
Texas Instruments Incorporated	30	3,809
		37,383
Consumer Discretionary 0.6%
General Motors Company	350	8,855
Real Estate 0.3%
Host Hotels & Resorts, Inc.	400	4,316
Total Common Stocks (cost $566,591)		578,133
CORPORATE BONDS AND NOTES 33.8%
Health Care 12.9%
AbbVie Inc.
3.80%, 03/15/25 (c)	7,500	8,329
Bausch Health Companies Inc.
5.88%, 05/15/23 (c)	1,677	1,677
7.00%, 03/15/24 (c)	3,400	3,525
6.13%, 04/15/25 (c)	4,700	4,762
5.50%, 11/01/25 (c)	3,500	3,586
9.00%, 12/15/25 (c)	2,500	2,696
Bristol-Myers Squibb Company
3.40%, 07/26/29 (c)	3,500	4,040
Cigna Holding Company
3.75%, 07/15/23	6,646	7,218
Community Health Systems, Inc.
6.63%, 02/15/25 (c)	33,000	31,470
8.00%, 03/15/26 (c)	50,000	47,269
CVS Health Corporation
4.10%, 03/25/25	2,100	2,370
4.30%, 03/25/28	3,500	4,088
5.05%, 03/25/48	1,600	2,087
DaVita Inc.
5.13%, 07/15/24	6,500	6,614
5.00%, 05/01/25	1,500	1,534
Endo Designated Activity Company
9.50%, 07/31/27 (c)	1,448	1,526
6.00%, 06/30/28 (c)	1,827	1,178
HCA Inc.
5.88%, 05/01/23	7,500	8,125
Mallinckrodt International Finance S.A.
5.75%, 08/01/22 (c)	9,550	2,429
Mylan N.V.
3.95%, 06/15/26	2,700	3,017
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	4,724	4,844
Tenet Healthcare Corporation
8.13%, 04/01/22	12,500	13,094
6.75%, 06/15/23	20,000	19,847
5.13%, 05/01/25	1,200	1,161
6.25%, 02/01/27 (c)	15,000	14,880
		201,366
Communication Services 6.4%
AT&T Inc.
4.13%, 02/17/26	5,000	5,687
CCO Holdings, LLC
5.50%, 05/01/26 (c)	1,800	1,866
5.13%, 05/01/27 (c)	3,300	3,414
Diamond Sports Group, LLC
5.38%, 08/15/26 (c)	4,000	2,921
	Shares/Par[1]	Value ($)
DISH DBS Corporation
5.88%, 07/15/22	9,500	9,672
5.00%, 03/15/23	11,000	10,991
Netflix, Inc.
4.38%, 11/15/26	5,000	5,202
4.88%, 04/15/28	4,000	4,268
Sprint Communications, Inc.
7.00%, 08/15/20	5,000	5,029
11.50%, 11/15/21	7,500	8,320
6.00%, 11/15/22	4,200	4,431
Sprint Corporation
7.13%, 06/15/24	5,500	6,203
7.63%, 03/01/26	9,200	10,866
Univision Communications Inc.
5.13%, 05/15/23 (c)	15,000	15,134
6.63%, 06/01/27 (a) (c)	5,500	5,251
		99,255
Financials 5.1%
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (d)	2,100	2,024
6.10%, (callable at 100 beginning 03/17/25) (d)	4,000	4,245
6.25%, (callable at 100 beginning 09/05/24) (d)	2,500	2,589
3.42%, 12/20/28	7,500	8,356
Capital One Financial Corporation
4.20%, 10/29/25	7,500	8,333
Cemex Finance LLC
6.00%, 04/01/24 (c)	1,938	1,921
Citigroup Inc.
4.13%, 07/25/28	7,500	8,479
Ford Motor Credit Company LLC
5.13%, 06/16/25	13,000	12,987
HSBC Holdings PLC
4.29%, 09/12/26 (e)	8,000	8,897
JPMorgan Chase & Co.
4.23%, (3M USD LIBOR + 3.47%), (callable at 100 beginning 10/30/20) (d) (f)	2,833	2,579
4.75%, (3M USD LIBOR + 3.32%), (callable at 100 beginning 10/01/20) (d) (f)	1,900	1,677
5.15%, (callable at 100 beginning 05/01/23) (d)	1,800	1,754
Prudential Financial, Inc.
5.70%, 09/15/48	3,700	4,126
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,987
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (d)	3,900	3,804
		78,758
Consumer Discretionary 2.9%
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	7,500	7,547
Ford Motor Company
4.35%, 12/08/26	5,000	4,663
General Motors Company
6.13%, 10/01/25	1,000	1,124
5.15%, 04/01/38	7,000	6,710
New Golden Nugget Inc.
6.75%, 10/15/24 (c)	1,000	716
Shea Homes Limited Partnership, A California Limited Partnership
6.13%, 04/01/25 (c)	5,748	5,828
Southwest Airlines Co.
1.25%, 05/01/25 (e)	3,000	3,589
Vail Resorts, Inc.
6.25%, 05/15/25 (c)	5,000	5,230
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	9,500	8,729
5.25%, 05/15/27 (c)	2,000	1,731
		45,867
Energy 1.8%
Calumet Specialty Products Partners, L.P.
7.63%, 01/15/22	3,000	2,843
11.00%, 04/15/25 (a) (c)	12,000	11,574
El Paso LLC
7.75%, 01/15/32	1,000	1,395

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

151

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Highpoint Operating Corporation
7.00%, 10/15/22	8,000	1,971
8.75%, 06/15/25	7,500	1,825
Occidental Petroleum Corporation
8.00%, 07/15/25	2,000	2,008
Weatherford International Ltd.
11.00%, 12/01/24 (a) (c)	9,359	6,478
		28,094
Consumer Staples 1.5%
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,674
3.56%, 08/15/27	10,000	10,824
Kraft Heinz Foods Company
4.63%, 01/30/29	4,100	4,431
Post Holdings, Inc.
5.00%, 08/15/26 (c)	4,500	4,521
5.63%, 01/15/28 (c)	1,500	1,549
		23,999
Industrials 1.4%
Ashtead Capital, Inc.
4.25%, 11/01/29 (c)	3,000	2,998
United Rentals (North America), Inc.
4.88%, 01/15/28	6,000	6,148
United Technologies Corporation
3.95%, 08/16/25	7,000	7,974
WESCO Distribution, Inc.
7.13%, 06/15/25 (c)	5,000	5,272
		22,392
Materials 0.9%
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a) (c)	4,400	4,565
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (c)	11,000	9,960
		14,525
Real Estate 0.6%
Equinix, Inc.
5.38%, 05/15/27	3,500	3,812
Iron Mountain Incorporated
5.75%, 08/15/24	5,500	5,553
		9,365
Information Technology 0.3%
Commscope, Inc.
5.50%, 06/15/24 (c)	5,000	5,092
Total Corporate Bonds And Notes (cost $531,774)		528,713
GOVERNMENT AND AGENCY OBLIGATIONS 10.0%
U.S. Treasury Note 5.5%
Treasury, United States Department of
2.00%, 11/30/22	20,000	20,881
2.75%, 04/30/23 - 05/31/23	40,000	42,947
2.88%, 05/31/25	20,000	22,519
		86,347
Mortgage-Backed Securities 4.5%
Federal Home Loan Mortgage Corporation
4.00%, 05/01/49 - 10/01/49	2,631	2,805
Federal National Mortgage Association, Inc.
4.00%, 10/01/47 - 02/01/50	10,750	11,447
3.00%, 07/01/50	1,860	1,962
Government National Mortgage Association
4.00%, 09/20/49 - 01/20/50	16,632	17,630
3.50%, 01/20/50 - 06/20/50	34,429	36,586
		70,430
Total Government And Agency Obligations (cost $150,128)		156,777
EQUITY LINKED STRUCTURED NOTES 9.9%
Bank of America Corporation
(Wells Fargo & Company) (f)	280	7,271
Barclays PLC
(Bank of America Corporation)	450	11,040
(Comcast Corporation) (c)	160	6,128
Credit Suisse AG
(International Business Machines Corporation)	60	7,300
(Cisco Systems, Inc.)	169	7,625
	Shares/Par[1]	Value ($)
JPMorgan Chase Bank, National Association
(Apple Inc.)	160	35,694
(Target Corporation)	35	3,979
Royal Bank of Canada
(Intel Corporation) (e)	425	22,508
(The Home Depot, Inc.) (c)	60	13,850
UBS AG
(CVS Health Corporation)	150	9,493
(Texas Instruments Incorporated)	150	18,718
(MetLife, Inc.)	290	10,650
Total Equity Linked Structured Notes (cost $160,925)		154,256
PREFERRED STOCKS 2.7%
Information Technology 1.4%
Broadcom Inc., 8.00%, 09/30/22 (a) (e)	20	22,287
Utilities 0.8%
NextEra Energy, Inc., 5.28%, 03/01/23 (e)	100	4,245
Sempra Energy, 6.75%, 07/15/21 (a) (e)	75	7,370
		11,615
Financials 0.5%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23 (a) (b) (c) (e)	3	2,550
Federal National Mortgage Association, Inc., 5.38%, (callable at 105,000 beginning 08/03/20) (b) (d) (e) (g)	—	1,163
JPMorgan Chase & Co., 6.00%, (callable at 25 beginning 03/01/24) (d)	153	4,192
		7,905
Total Preferred Stocks (cost $42,304)		41,807
OTHER EQUITY INTERESTS 0.0%
General Motors Company (b) (h) (i)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 5.6%
Investment Companies 4.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (j) (k)	76,165	76,165
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (j) (k)	10,813	10,813
Total Short Term Investments (cost $86,978)		86,978
Total Investments 99.0% (cost $1,538,700)		1,546,665
Other Assets and Liabilities, Net 1.0%		15,724
Total Net Assets 100.0%		1,562,389

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Non-income producing security.

(c)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $267,036 and 17.1% of the Fund.

(d)   Perpetual security. Next contractual call date presented, if applicable.

(e)  Convertible security.

(f)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g)  As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

152

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Shares/Par[1]	Value ($)

(h)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j)   Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Goldman Sachs International 5 Fund
COMMON STOCKS 97.9%
Japan 24.2%
Aisin Seiki Co. Ltd.	13	380
Amada Co. Ltd.	40	330
Bridgestone Corp.	13	411
Canon Inc. (a)	17	336
Concordia Financial Group, Ltd.	53	171
Daiwa House Industry Co. Ltd.	16	365
Fukuoka Financial Group, Inc.	12	189
Japan Airlines Co., Ltd	18	321
Japan Hotel REIT Investment Corporation	1	260
Japan Post Holdings Co., Ltd.	49	350
Japan Post Insurance Co., Ltd.	18	240
Japan Retail Fund Investment Corp.	—	118
Japan Tobacco Inc.	22	403
JFE Holdings Inc.	46	331
JXTG Holdings, Inc.	106	379
Kajima Corp.	35	412
Kansai Electric Power Co. Inc.	39	374
Komatsu Ltd.	22	440
Marubeni Corp.	64	290
Mazda Motor Corp.	61	364
Mitsubishi Corp.	17	364
Mitsubishi Heavy Industries Ltd.	14	323
Mitsubishi Motors Corp.	111	273
Mitsui & Co. Ltd.	26	380
Mitsui Chemicals Inc.	17	359
MS&AD Insurance Group Holdings, Inc.	13	367
NGK Spark Plug Co. Ltd.	17	246
Nikon Corp.	41	344
Nomura Real Estate Holdings, Inc.	13	237
NSK Ltd.	49	368
Resona Holdings Inc.	113	386
Showa Denko KK (a)	20	437
Sojitz Corp.	131	285
Subaru Corp. NPV	18	364
Sumitomo Chemical Co. Ltd.	115	346
Sumitomo Corp.	30	346
Sumitomo Heavy Industries Ltd.	13	285
Sumitomo Rubber Industries Inc.	18	177
Tohoku Electric Power Co. Inc.	21	202
Tosoh Corp.	27	368
Yamaha Motor Co. Ltd.	27	417
		13,338
United Kingdom 10.7%
Anglo American PLC	23	532
Aviva PLC	115	394
British American Tobacco P.L.C.	13	515
Coca-Cola European Partners PLC	10	387
Direct Line Insurance Limited	61	205
GlaxoSmithKline PLC	26	526
International Consolidated Airlines Group, S.A.	51	142
ITV Plc	236	220
Land Securities Group PLC	33	227
Next PLC	7	411
Persimmon Public Limited Company	15	418
Rio Tinto PLC	11	651
Schroders PLC	6	234
Taylor Wimpey PLC	205	364
The British Land Company Public Limited Company	56	268
	Shares/Par[1]	Value ($)
WPP 2012 Limited	55	435
		5,929
Australia 10.1%
AGL Energy Limited	27	317
Alumina Ltd.	237	269
Ampol Limited	16	316
Aurizon Holdings Limited	106	361
BHP Group PLC (a)	15	372
BlueScope Steel Ltd.	39	314
Boral Ltd.	101	267
Brambles Limited	43	328
Commonwealth Bank of Australia	6	299
Crown Resorts Limited	23	155
Fortescue Metals Group Ltd.	49	471
Qantas Airways Ltd.	92	244
QBE Insurance Group Ltd.	37	230
Rio Tinto Ltd.	6	395
South32 Limited	234	332
Stockland	97	224
Suncorp Group Ltd.	45	285
Vicinity Centres RE Ltd	104	103
Westpac Banking Corporation	22	269
		5,551
France 9.3%
Accor SA (b)	15	404
AXA SA (a)	23	477
Bouygues SA (b)	13	449
Bureau Veritas (b)	15	310
Capgemini SA	5	557
Cie de Saint-Gobain (b)	15	543
Compagnie Generale des Etablissements Michelin (a)	5	512
Credit Agricole SA	44	419
Schneider Electric SE	5	584
Sodexo SA	6	377
VINCI	5	478
		5,110
Germany 8.0%
Allianz SE	2	496
Bayer AG	7	550
Deutsche Post AG (b)	17	637
Deutsche Telekom AG	32	546
Fresenius Medical Care AG & Co. KGaA (b)	7	602
HeidelbergCement AG	9	474
Muenchener Rueckversicherungs AG	2	528
Siemens AG	5	606
		4,439
Sweden 6.0%
Aktiebolaget SKF - Class B	30	569
Aktiebolaget Volvo - Class B (b)	34	541
Husqvarna Aktiebolag - Class B (a)	36	297
ICA Gruppen Aktiebolag	6	305
Sandvik AB (b)	32	611
Securitas AB - Class B (b)	18	239
Telia Co. AB	133	501
Trelleborg AB (b)	15	228
		3,291
Italy 4.6%
A2A SpA	201	285
Assicurazioni Generali SpA	29	444
Atlantia SpA (b)	24	391
Intesa Sanpaolo SpA (b)	216	417
Mediobanca SpA	58	419
Poste Italiane - Societa' Per Azioni	49	429
Telecom Italia SpA	419	163
		2,548
Switzerland 3.6%
Roche Holding AG	2	565
Swiss Re AG	6	430
Swisscom AG (a)	1	517
Zurich Insurance Group AG	1	477
		1,989

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

153

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
South Korea 3.2%
Honam Petrochemical Corp.	2	277
Lotte Shopping Co., Ltd.	2	127
POSCO	2	311
Samsung Fire & Marine Insurance Co. Ltd.	2	277
SK innovation Co., Ltd.	4	397
Woongjin Coway Co., Ltd.	6	357
		1,746
Belgium 2.8%
ageas SA/NV	10	358
Anheuser-Busch InBev	9	444
Proximus	15	308
Solvay SA	5	419
		1,529
Canada 2.7%
Air Canada (a) (b)	9	111
Cenovus Energy Inc.	32	147
Empire Company Limited - Class A	3	81
Genworth MI Canada Inc. (a)	2	49
George Weston Ltd.	1	73
Great-West Lifeco Inc.	5	81
Imperial Oil Ltd.	5	82
Loblaw Cos. Ltd.	2	102
Magna International Inc.	3	138
Manulife Financial Corp.	14	188
Power Corporation of Canada	10	179
Suncor Energy Inc.	8	142
Teck Resources Ltd. - Class B	14	141
		1,514
Spain 2.3%
AENA, S.M.E., S.A. (b)	3	392
Amadeus IT Group SA	8	419
International Consolidated Airlines Group, S.A. - ADR	14	80
Naturgy Energy Group SA	20	381
		1,272
Netherlands 1.8%
Koninklijke Ahold Delhaize N.V.	22	614
Randstad NV	9	411
		1,025
Finland 1.8%
Fortum Oyj	25	472
UPM-Kymmene Oyj	17	506
		978
Ireland 1.5%
Ryanair Holdings Plc - ADR (b)	7	477
Smurfit Kappa Funding Designated Activity Company	11	356
		833
Hong Kong 1.4%
HKT Trust	104	153
Melco Resorts & Entertainment Ltd. - ADR	19	299
Wharf Real Estate Investment Company Limited (a)	65	311
		763
Norway 1.0%
DNB Bank ASA (b)	28	377
Subsea 7 S.A. (b)	28	176
		553
Singapore 0.9%
ComfortDelgro Corp. Ltd.	216	227
Singapore Telecommunications Limited	156	277
		504
Israel 0.6%
Alony Hetz Properties & Investments Ltd	5	46
Israel Discount Bank Ltd. - Class A	71	215
Mizrahi Tefahot Bank Ltd.	3	55
		316
China 0.5%
Fosun International Limited	238	305
Macau 0.5%
Wynn Macau, Limited	167	288
	Shares/Par[1]	Value ($)
Austria 0.4%
ams AG (b)	15	222
Total Common Stocks (cost $62,087)		54,043
PREFERRED STOCKS 0.8%
Germany 0.8%
Porsche Automobil Holding SE (c)	8	445
Total Preferred Stocks (cost $476)		445
INVESTMENT COMPANIES 0.1%
United States of America 0.1%
iShares MSCI EAFE ETF	1	60
Total Investment Companies (cost $60)		60
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (d) (e)	1,232	1,232
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	237	237
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (f) (g)	55	55
Total Short Term Investments (cost $1,524)		1,524
Total Investments 101.6% (cost $64,147)		56,072
Other Assets and Liabilities, Net (1.6)%		(902)
Total Net Assets 100.0%		55,170

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Non-income producing security.

(c)  Convertible security.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Invesco Global Real Estate Fund
COMMON STOCKS 98.0%
United States of America 48.1%
Alexandria Real Estate Equities, Inc.	30	4,827
American Assets Trust, Inc.	169	4,709
American Tower Corporation	68	17,574
Americold Realty Trust	134	4,846
Apartment Investment and Management Company - Class A	371	13,944
Apple Hospitality REIT, Inc.	738	7,124
AvalonBay Communities, Inc.	50	7,788
CubeSmart	183	4,943
Cyrusone LLC	218	15,867
Digital Realty Trust Inc.	163	23,089
Duke Realty Corp.	599	21,191
Equity Lifestyle Properties, Inc.	101	6,319
Equity Residential	529	31,125
Essential Properties Realty Trust, Inc.	412	6,114
Federal Realty Investment Trust	9	790
Gaming and Leisure Properties, Inc.	348	12,049
Healthcare Realty Trust Inc.	296	8,680
Healthcare Trust of America, Inc. - Class A	373	9,903
Healthpeak Properties, Inc.	816	22,495
Invitation Homes Inc.	943	25,954
Kimco Realty Corporation	346	4,447
National Retail Properties, Inc.	404	14,344
Pebblebrook Hotel Trust	270	3,690
ProLogis Inc.	84	7,875
Regency Centers Corp.	320	14,679
Retail Opportunity Investments Corp.	855	9,690
Rexford Industrial Realty, Inc.	228	9,459
Simon Property Group, Inc.	107	7,302
STAG Industrial, Inc.	326	9,568
Sun Communities Inc.	53	7,183
Sunstone Hotel Investors Inc.	779	6,349
UDR, Inc.	555	20,728
Ventas, Inc.	529	19,376

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

154

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
VEREIT, Inc.	2,376	15,277
VICI Properties Inc.	912	18,405
Weyerhaeuser Company	222	4,985
		422,688
Japan 10.3%
Activia Properties Inc.	2	7,968
Comforia Residential REIT, Inc	1	3,705
Daiwa House REIT Investment Corporation	3	7,970
GLP J-REIT	7	10,398
Japan Prime Realty Investment Corp. (a)	2	5,474
Japan Retail Fund Investment Corp.	6	7,773
LaSalle Logiport REIT	4	6,782
Mitsui Fudosan Co. Ltd.	432	7,617
Mitsui Fudosan Logistics Park Investment Corporation	2	6,701
Orix J-REIT Inc.	4	4,756
Sumitomo Realty & Development Co. Ltd.	551	15,148
Tokyu Fudosan Holdings Corporation	1,381	6,457
		90,749
Hong Kong 9.5%
China Jinmao Holdings Group Limited	4,734	3,356
China Resources Land Ltd.	2,460	9,321
Hang Lung Properties Ltd.	5,927	14,040
Link Real Estate Investment Trust	591	4,839
Longfor Group Holdings Limited	2,394	11,422
New World Development Company Limited (b)	2,333	11,077
Shimao Property Holdings Limited	2,235	9,496
Sun Hung Kai Properties Ltd.	873	11,166
Swire Properties Limited	2,608	6,652
Yuexiu Property Co. Ltd.	13,040	2,337
		83,706
Germany 5.7%
DW Property Invest GmbH	188	8,455
Vonovia SE	675	41,518
		49,973
United Kingdom 3.4%
Assura PLC	5,728	5,578
GCP Student Living PLC	1,510	2,321
Land Securities Group PLC	1,155	7,924
The British Land Company Public Limited Company	538	2,584
Tritax Big Box Reit PLC	4,981	8,981
Workspace Group PLC	299	2,426
		29,814
Australia 3.4%
Charter Hall WALE Limited (a)	1,465	4,357
DEXUS Funds Management Limited	1,549	9,891
Goodman Funding Pty Ltd	860	8,889
Scentre Group Limited	4,327	6,526
		29,663
Canada 3.3%
Allied Properties REIT	288	8,687
Canadian Apartment Properties REIT	234	8,383
Killam Apartment Real Estate Investment Trust	394	5,085
SmartCentres Real Estate Investment Trust	444	6,839
		28,994
China 2.8%
China SCE Group Holdings Limited	5,888	2,581
CIFI Holdings (Group) Co. Ltd. (a)	10,454	8,210
Country Garden Holdings Company Limited	1,257	1,550
Dragon Delight Holdings Company Limited	1,735	3,098
Guangzhou Times Holdings Group Co., Ltd.	2,626	4,887
KWG Group Holdings Limited	2,337	3,935
		24,261
Singapore 2.4%
Ascendas India Trust (c)	2,850	2,760
Ascendas REIT	2,150	4,946
CapitaLand Ltd.	3,447	7,250
CapitaLand Retail China Trust Management Limited	189	173
Keppel DC REIT Management Pte. Ltd.	2,109	3,863
Mapletree Industrial Trust	1,134	2,353
		21,345
	Shares/Par[1]	Value ($)
Sweden 1.7%
Fabege AB	667	7,822
Wihlborgs Fastigheter AB	443	7,290
		15,112
Spain 1.3%
Inmobiliaria Colonial, Socimi, S.A.	420	3,712
Merlin Properties, Socimi, S.A.	916	7,633
		11,345
Belgium 1.0%
Cofinimmo	37	5,097
MONTEA	34	3,456
		8,553
Philippines 0.9%
Altus Property Ventures, Inc. (b)	34	29
Ayala Land Inc.	4,321	2,947
Megaworld Corp.	70,003	4,331
SM Prime Holdings Inc.	1,428	919
		8,226
Netherlands 0.8%
Unibail-Rodamco SE (a)	132	7,490
France 0.8%
Gecina SA	57	7,057
Thailand 0.8%
Central Pattana Public Company Limited	2,189	3,448
WHA Corporation Public Company Limited	29,277	3,170
		6,618
Luxembourg 0.6%
Grand City Properties S.A.	234	5,413
Brazil 0.4%
Br Properties SA	892	1,476
Cyrela Brazil Realty SA	181	774
MRV Engenharia e Participacoes S.A	418	1,395
		3,645
Mexico 0.3%
Cibanco, S.A., Institucion de Banca Multiple	2,708	2,758
South Africa 0.2%
Growthpoint Properties Ltd	2,264	1,746
Sa Corporate Real Estate	5,289	392
		2,138
Indonesia 0.2%
PT Pakuwon Jati Tbk	66,350	1,943
India 0.1%
Oberoi Realty Limited	142	689
Malta 0.0%
BGP Holdings PLC (b) (d)	5,552	4
Total Common Stocks (cost $904,135)		862,184
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	7,215	7,215
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (e) (f)	2,074	2,074
Total Short Term Investments (cost $9,289)		9,289
Total Investments 99.1% (cost $913,424)		871,473
Other Assets and Liabilities, Net 0.9%		7,885
Total Net Assets 100.0%		879,358

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Non-income producing security.

(c)  Perpetual security. Next contractual call date presented, if applicable.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

155

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 98.3%
Health Care 30.9%
10X Genomics, Inc. (a)	171	15,274
ABCAM PLC	760	12,531
Adaptive Biotechnologies Corporation (a)	274	13,258
Agios Pharmaceuticals, Inc. (a)	254	13,592
AtriCure, Inc. (a)	352	15,826
Avantor, Inc. (a)	890	15,134
Bio-Techne Corporation	102	26,983
Bruker Corp.	269	10,925
Caredx, Inc. (a)	554	19,636
Catalent Inc. (a)	432	31,693
Chemed Corporation	29	12,899
Conmed Corp.	159	11,410
Cryoport, Inc. (a) (b)	330	9,972
Halozyme Therapeutics, Inc. (a) (b)	681	18,253
Heron Therapeutics, Inc. (a)	473	6,954
Horizon Therapeutics Public Limited Company (a)	378	21,007
Immunomedics Inc. (a)	247	8,744
Insulet Corporation (a)	74	14,302
Iovance Biotherapeutics Inc. (a)	239	6,557
iRhythm Technologies Inc. (a)	142	16,458
LHC Group, Inc. (a)	100	17,439
Masimo Corp. (a)	82	18,782
Mesa Laboratories, Inc.	56	12,033
Natera, Inc. (a)	344	17,128
Neogenomics Laboratories, Inc. (a)	466	14,446
Neurocrine Biosciences, Inc. (a)	130	15,899
Nevro Corp. (a)	122	14,535
Penumbra, Inc. (a)	89	15,897
PRA Health Sciences, Inc. (a)	142	13,836
Repligen Corporation (a)	264	32,603
Sage Therapeutics Inc. (a)	185	7,688
Syneos Health, Inc. - Class A (a)	342	19,946
Tandem Diabetes Care Inc. (a)	226	22,348
Twist Bioscience Corporation (a)	341	15,459
		539,447
Information Technology 28.5%
Anaplan, Inc. (a)	270	12,211
ASGN Incorporated (a)	42	2,787
Avalara, Inc.	91	12,111
Bill.Com Holdings Inc. (a)	178	16,085
Black Knight, Inc. (a)	144	10,472
Blackline, Inc. (a)	256	21,188
Cloudflare, Inc. (a)	425	15,292
Cree, Inc. (a)	220	13,019
Enphase Energy, Inc. (a)	282	13,423
Fabrinet (a)	206	12,881
Fair Isaac Corporation (a)	42	17,656
Five9 Inc. (a)	135	14,950
Guidewire Software, Inc. (a)	126	13,957
HubSpot Inc. (a)	89	19,978
II-VI Incorporated (a) (b)	281	13,266
IPG Photonics Corporation (a)	82	13,083
Lattice Semiconductor Corp. (a)	740	21,016
Littelfuse Inc.	81	13,883
LivePerson, Inc. (a)	345	14,275
MKS Instruments, Inc.	121	13,717
Monolithic Power Systems Inc.	57	13,449
Nuance Communications, Inc. (a)	602	15,244
OSI Systems Inc. (a)	49	3,670
Pegasystems Inc.	182	18,369
Power Integrations Inc.	135	15,985
Q2 Holdings, Inc. (a)	310	26,573
Qualys, Inc. (a)	145	15,074
RealPage, Inc. (a)	254	16,526
Semtech Corp. (a)	339	17,726
Silicon Laboratories Inc. (a)	180	18,066
Smartsheet Inc. - Class A (a)	230	11,713
Trimble Inc. (a)	297	12,806
Zebra Technologies Corp. - Class A (a)	49	12,500
	Shares/Par[1]	Value ($)
Zendesk, Inc. (a)	174	15,391
		498,342
Consumer Discretionary 15.2%
Bright Horizons Family Solutions Inc. (a)	118	13,766
Dunkin' Brands Group Inc.	170	11,083
Eldorado Resorts, Inc. (a) (b)	575	23,043
ETSY, Inc. (a)	259	27,527
Five Below, Inc. (a)	120	12,796
Floor & Decor Holdings Inc. (a)	273	15,727
Fox Factory Holding Corp. (a)	183	15,112
G-III Apparel Group, Ltd. (a)	278	3,688
IAA Spinco Inc. (a)	270	10,418
KAR Auction Services, Inc.	233	3,209
Ollie's Bargain Outlet Holdings Inc. (a)	161	15,736
Penn National Gaming Inc. (a) (b)	571	17,446
Planet Fitness, Inc. - Class A (a)	193	11,702
Pool Corporation	48	13,110
Steven Madden Ltd.	303	7,475
Strategic Education, Inc.	72	10,987
Texas Roadhouse Inc.	258	13,559
The Wendy's Company	596	12,983
Visteon Corporation (a)	104	7,133
Wingstop Inc.	134	18,652
		265,152
Industrials 12.9%
AECOM (a)	350	13,165
Aerojet Rocketdyne Holdings, Inc. (a)	228	9,051
Armstrong World Industries, Inc.	126	9,796
Builders FirstSource, Inc. (a)	739	15,291
Clarivate PLC (a)	530	11,842
Clean Harbors Inc. (a)	233	13,992
Cubic Corp.	219	10,521
Evoqua Water Technologies Corp. (a)	702	13,065
Generac Holdings Inc. (a)	108	13,104
Kennametal Inc.	279	8,010
Knight-Swift Transportation Holdings Inc. - Class A	202	8,439
Kornit Digital Ltd. (a)	245	13,082
Mercury Systems Inc. (a)	143	11,224
Nordson Corp.	78	14,848
Old Dominion Freight Line Inc.	54	9,216
SiteOne Landscape Supply, Inc. (a)	133	15,178
Timken Co.	245	11,123
Trex Company, Inc. (a)	103	13,367
Welbilt Inc. (a)	1,898	11,561
		225,875
Financials 4.4%
eHealth, Inc. (a)	162	15,959
Goosehead Insurance, Inc. - Class A (a)	49	3,705
LendingTree, Inc. (a) (b)	49	14,159
LPL Financial Holdings Inc.	213	16,669
Morningstar Inc.	85	11,986
SVB Financial Group (a)	67	14,509
		76,987
Communication Services 2.2%
Cogent Communications Group, Inc.	135	10,446
Iridium Communications Inc. (a)	539	13,707
Lyft, Inc. (a)	438	14,463
		38,616
Materials 2.0%
Axalta Coating Systems Ltd. (a)	541	12,195
Element Solutions, Inc. (a)	1,193	12,943
Martin Marietta Materials Inc.	50	10,360
		35,498
Real Estate 1.3%
CoreSite Realty Corporation	89	10,785
EastGroup Properties Inc.	105	12,481
		23,266
Consumer Staples 0.9%
Boston Beer Co. Inc. - Class A (a)	27	14,733
Total Common Stocks (cost $1,280,838)		1,717,916

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

156

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	25,095	25,095
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	17,170	17,170
Total Short Term Investments (cost $42,265)		42,265
Total Investments 100.7% (cost $1,323,103)		1,760,181
Other Assets and Liabilities, Net (0.7)%		(11,723)
Total Net Assets 100.0%		1,748,458

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 52.0%
United States of America 22.3%
AbbVie Inc.	38	3,758
Advanced Micro Devices, Inc. (a)	18	967
AdvanSix Inc. (a)	3	34
Air Products and Chemicals, Inc.	2	517
Alexion Pharmaceuticals, Inc. (a)	11	1,254
Alleghany Corporation	1	412
Alnylam Pharmaceuticals, Inc. (a)	3	385
Alphabet Inc. - Class A (a)	—	488
Alphabet Inc. - Class C (a) (b)	5	7,835
Altice USA, Inc. - Class A (a)	3	74
Altria Group, Inc.	15	606
Amazon.com, Inc. (a)	5	13,063
American Electric Power Company, Inc. (b)	16	1,282
American Express Company (b)	21	2,008
American Homes 4 Rent - Class A	23	632
American International Group, Inc.	15	468
AmerisourceBergen Corporation	7	731
AMETEK, Inc.	5	490
Amgen Inc. (b)	8	1,914
Amphenol Corporation - Class A	4	419
Analog Devices, Inc.	9	1,063
Apple Inc. (b)	28	10,040
Arista Networks, Inc. (a)	2	346
Arrow Electronics, Inc. (a)	7	490
Automatic Data Processing, Inc.	8	1,120
AutoZone, Inc. (a)	1	1,110
AvalonBay Communities, Inc.	—	54
Ball Corporation (b)	18	1,238
Bank of America Corporation (b)	141	3,340
Berkshire Hathaway Inc. - Class B (a) (b)	11	1,963
Best Buy Co., Inc.	25	2,165
Beyond Meat, Inc. (a)	6	774
BlackRock, Inc.	5	2,945
Booking Holdings Inc. (a)	2	2,673
Booz Allen Hamilton Holding Corporation - Class A	8	629
Boston Properties Inc.	3	252
Boston Scientific Corporation (a)	71	2,486
Bristol-Myers Squibb Company	76	4,438
Brixmor Property Group Inc.	40	517
Cabot Oil & Gas Corp.	21	354
Cadence Design Systems Inc. (a)	5	471
Capital One Financial Corporation (b)	23	1,411
Carlisle Cos. Inc.	4	489
Carmax Inc. (a)	6	537
Catalent Inc. (a)	8	598
CBRE Group, Inc. - Class A (a)	17	767
Ceridian HCM Holding Inc. (a)	5	396
Charter Communications, Inc. - Class A (a)	7	3,258
Chevron Corporation (b)	42	3,784
Chubb Limited	17	2,162
Cigna Holding Company	21	3,983
Cisco Systems, Inc.	17	783
Citigroup Inc.	79	4,009
	Shares/Par[1]	Value ($)
Citizens Financial Group Inc.	35	895
CNA Financial Corp.	4	118
Columbia Sportswear Co.	7	554
Comcast Corporation - Class A	52	2,020
CommScope Holding Company, Inc. (a)	53	439
ConocoPhillips	26	1,099
Constellation Brands, Inc. - Class A	7	1,311
Copart Inc. (a)	5	453
Coty Inc. - Class A	52	232
CrowdStrike Holdings, Inc. - Class A (a)	5	540
DexCom Inc. (a)	2	705
Diamondback Energy, Inc.	8	330
Discovery, Inc. - Class A (a)	47	997
Discovery, Inc. - Class C (a)	23	452
Dish Network Corporation - Class A (a)	20	688
Dover Corporation	11	1,086
Duke Energy Corporation	8	602
East West Bancorp, Inc.	6	221
EastGroup Properties Inc.	3	358
Eastman Chemical Co.	12	834
Edison International	9	493
Eli Lilly & Co.	10	1,616
Energizer Holdings, Inc.	18	869
Enphase Energy, Inc. (a)	13	609
Entegris, Inc.	9	513
Entergy Corporation	5	493
EPAM Systems, Inc. (a)	2	542
EQT Corporation	31	364
Equitrans Midstream Corp.	56	463
Exact Sciences Corporation (a)	6	513
Exelixis, Inc. (a)	21	510
Facebook, Inc. - Class A (a)	5	1,068
Fairfax Financial Holdings Limited	2	528
Federal Realty Investment Trust	5	440
Fidelity National Information Services, Inc.	4	506
Fifth Third Bancorp	23	435
First Republic Bank	9	993
Fiserv, Inc. (a) (b)	17	1,638
Fortune Brands Home & Security, Inc.	8	516
FTI Consulting Inc. (a)	6	649
Generac Holdings Inc. (a)	7	793
General Dynamics Corporation	4	567
Global Payments Inc. (b)	6	963
Graphic Packaging Holding Company	49	685
HCA Healthcare, Inc.	3	333
Honeywell International Inc.	20	2,828
Illinois Tool Works Inc.	4	613
Illumina, Inc. (a)	2	560
Ingersoll Rand Inc. (a)	10	278
Intercept Pharmaceuticals, Inc. (a)	2	109
Intercontinental Exchange, Inc.	15	1,335
Intuit Inc.	2	737
Intuitive Surgical, Inc. (a)	1	661
Invesco Ltd.	21	228
ITT Industries Holdings, Inc.	8	452
Jardine Strategic Holdings Limited	2	38
Jazz Pharmaceuticals Public Limited Company (a)	3	378
Johnson & Johnson (b)	12	1,632
Keurig Dr Pepper Inc.	17	475
KeyCorp	58	702
Keysight Technologies, Inc. (a)	5	503
Kimco Realty Corporation	30	384
Kinder Morgan, Inc.	51	774
Kohl's Corporation	18	380
Lam Research Corp.	2	765
Las Vegas Sands Corp.	18	819
Liberty SiriusXM Group - Class A (a)	1	48
Liberty SiriusXM Group - Class C (a)	7	241
Loews Corp. (b)	52	1,785
Lowe`s Companies, Inc.	19	2,659
Lyft, Inc. (a)	37	1,217
M&T Bank Corporation	—	45
Marathon Petroleum Corporation	18	683
Marsh & McLennan Companies, Inc.	6	698
Martin Marietta Materials Inc.	5	1,111

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

157

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
MasterCard Incorporated - Class A	15	4,471
McKesson Corporation	9	1,351
Medallia, Inc. (a)	8	195
Media Group Holdings LLC (a) (c) (d) (e)	3,345	—
Merck & Co., Inc.	11	880
Mettler-Toledo International Inc. (a)	1	449
Microchip Technology Incorporated	4	380
Microsoft Corporation	74	14,974
Mid-America Apartment Communities, Inc.	7	819
Middleby Corp. (a)	6	478
MongoDB, Inc. - Class A (a)	2	473
Morgan Stanley	94	4,553
Murphy USA Inc. (a)	5	536
NASDAQ Inc.	5	538
National Vision Holdings, Inc. (a)	8	248
Netflix, Inc. (a)	7	3,205
New York Times Co. - Class A	11	475
Newell Brands Inc.	33	529
Nexstar Media Group, Inc. - Class A	8	702
NextEra Energy, Inc.	15	3,513
Nordson Corp.	3	547
Nordstrom Inc. (f)	21	322
Norfolk Southern Corporation	16	2,773
Northern Trust Corp.	8	633
NVIDIA Corporation (b)	7	2,732
Old Dominion Freight Line Inc.	4	621
O'Reilly Automotive, Inc. (a)	9	3,633
Otis Worldwide Corporation	5	282
OUTFRONT Media Inc.	19	271
Packaging Corporation of America	8	760
PagSeguro Digital Ltd. - Class A (a)	14	478
Paylocity Holding Corporation (a)	1	131
Paypal Holdings, Inc. (a)	19	3,369
PBF Energy Inc. - Class A	5	50
Pfizer Inc.	39	1,273
Philip Morris International Inc.	9	663
Phillips 66	10	740
Pioneer Natural Resources Co.	12	1,125
Polaris Industries Inc.	1	61
Post Holdings, Inc. (a)	9	816
Procter & Gamble Co. (b)	19	2,284
Progressive Corp.	9	734
ProLogis Inc.	29	2,730
Public Storage	5	940
Qiagen N.V. (a)	2	97
Qualcomm Incorporated (b)	16	1,496
Ralph Lauren Corp. - Class A	5	358
Rayonier Inc.	27	667
Raytheon BBN Technologies Corp.	14	883
Regeneron Pharmaceuticals, Inc. (a)	3	1,833
RingCentral, Inc. - Class A (a)	5	1,424
Ross Stores Inc.	7	558
Royalty Pharma plc - Class A (a)	11	529
S&P Global Inc.	2	680
Salesforce.Com, Inc. (a)	12	2,331
ServiceNow, Inc. (a)	2	706
Sherwin-Williams Co.	2	1,013
Southwest Airlines Co.	14	484
Splunk Inc. (a)	4	760
Spotify Technology S.A. (a)	2	609
Stanley Black & Decker, Inc.	17	2,400
Synopsys Inc. (a)	3	652
Sysco Corp.	4	213
T. Rowe Price Group, Inc.	9	1,158
Take-Two Interactive Software Inc. (a)	4	499
Tapstone Energy, LLC (a) (c)	1	—
Teladoc Health, Inc. (a)	4	712
Tesla Inc. (a) (b)	5	4,600
Texas Instruments Incorporated	23	3,012
The Blackstone Group Inc.	5	309
The Charles Schwab Corporation (b)	47	1,587
The Coca-Cola Company	58	2,589
The Hartford Financial Services Group, Inc.	17	652
The Home Depot, Inc. (b)	9	2,353
The PNC Financial Services Group, Inc. (b)	17	1,821
	Shares/Par[1]	Value ($)
The Trade Desk, Inc. - Class A (a)	2	861
The Travelers Companies, Inc.	13	1,526
The Williams Companies, Inc.	50	952
Thermo Fisher Scientific Inc.	9	3,293
Thor Industries Inc.	5	528
T-Mobile USA, Inc. (a)	6	671
Tractor Supply Co.	9	1,170
Trane Technologies Public Limited Company	22	1,985
Truist Financial Corporation	31	1,149
U.S. Bancorp	24	866
Uber Technologies, Inc. (a)	8	251
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	279
Union Pacific Corporation	9	1,605
UnitedHealth Group Incorporated	24	7,306
Verizon Communications Inc. (b)	31	1,714
Vertex Pharmaceuticals Incorporated (a)	5	1,344
ViacomCBS Inc. - Class B	22	518
Visa Inc. - Class A	2	318
Walgreens Boots Alliance, Inc.	20	857
Waste Connections, Inc.	7	652
Wells Fargo & Company	59	1,501
Westrock Company, Inc.	20	555
Weyerhaeuser Company	23	523
Xcel Energy Inc.	49	3,077
Yum China Holdings, Inc.	10	478
Zebra Technologies Corp. - Class A (a)	3	690
Zillow Group, Inc. - Class C (a) (f)	4	240
Zimmer Biomet Holdings, Inc.	17	2,082
Zscaler, Inc. (a)	6	626
		293,492
United Kingdom 3.8%
3i Group plc	10	100
Admiral Group PLC	3	71
Anglo American PLC	14	322
Antofagasta PLC	3	40
Ashtead Group Public Limited Company	5	153
ASOS Plc (a)	1	29
Associated British Foods PLC	4	84
AstraZeneca PLC	13	1,374
Auto Trader Group PLC	10	63
AVEVA Group plc	1	33
Aviva PLC	72	245
Babcock International Group PLC	5	19
BAE Systems PLC	32	192
Barclays PLC	163	231
Barratt Developments P L C	10	62
BP P.L.C.	635	2,436
British American Tobacco P.L.C.	23	882
BT Group Plc	87	124
Bunzl Public Limited Company	3	90
Burberry Group PLC	63	1,254
Carnival Plc	2	23
Centrica PLC	58	28
Coca-Cola European Partners PLC	2	79
Coca-Cola HBC AG	2	48
Compass Group PLC	18	247
Convatec Group PLC	15	38
Croda International Public Limited Company	1	85
DCC Public Limited Company	1	84
Derwent London PLC	1	36
Diageo PLC	114	3,787
Direct Line Insurance Limited	14	46
DS Smith PLC	14	55
easyJet PLC	3	22
Evraz PLC	5	20
Experian PLC	9	320
Ferguson PLC	23	1,862
Fiat Chrysler Automobiles N.V. (a)	11	111
Fresnillo PLC	2	19
G4S PLC	15	22
GlaxoSmithKline PLC	178	3,631
GVC Holdings PLC	6	53
Halma Public Limited Company	4	107
Hargreaves Lansdown PLC	3	55

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

158

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Hikma Pharmaceuticals Public Limited Company	2	45
Hiscox Ltd.	4	35
HSBC Holdings PLC	206	966
IHS Markit Ltd.	6	446
Imperial Brands PLC	9	181
Informa Switzerland Limited	15	87
InterContinental Hotels Group PLC	33	1,461
Intertek Group Plc	2	108
ITV Plc	36	33
J Sainsbury PLC	17	44
JD Sports Fashion Plc	4	31
Johnson Matthey PLC	2	52
Kingfisher Plc	21	58
Land Securities Group PLC	7	51
Legal & General Group PLC	826	2,260
Linde Public Limited Company	7	1,424
Linde Public Limited Company	11	2,328
Lloyds Banking Group PLC	701	271
London Stock Exchange Group PLC	20	2,049
M&G PLC	26	53
Marks & Spencer Group Plc	19	24
Mediclinic International PLC	5	16
Meggitt PLC	8	28
Melrose Holdings Limited	48	69
Micro Focus International PLC	4	19
Mondi plc	5	91
National Grid PLC	37	461
Next PLC	1	80
Ocado Group PLC (a)	6	147
Pearson PLC	8	55
Persimmon Public Limited Company	64	1,820
Phoenix Group Holdings PLC	5	42
Reckitt Benckiser Group PLC	7	677
Relx PLC	71	1,642
Relx PLC	20	465
Rentokil Initial PLC	18	115
Rightmove PLC	9	61
Rio Tinto PLC	65	3,714
Rolls-Royce Holdings plc (a)	19	68
Royal Mail PLC	10	22
RSA Insurance Group PLC	10	53
Schroders PLC	1	47
Schroders PLC	—	11
SEGRO Public Limited Company	12	132
Severn Trent PLC	2	73
Smith & Nephew PLC	98	1,842
Smiths Group PLC	4	68
Spirax-Sarco Engineering PLC	1	90
SSE PLC	10	177
St. James's Place PLC	5	64
Standard Chartered PLC	27	147
Standard Life Aberdeen PLC	23	78
Tate & Lyle Public Limited Company	5	38
Taylor Wimpey PLC	726	1,292
TechnipFMC PLC	4	29
Tesco PLC	97	274
The Berkeley Group Holdings PLC	1	66
The British Land Company Public Limited Company	9	45
The Royal Bank of Scotland Group Public Limited Company	46	69
The Sage Group PLC.	11	93
Travis Perkins PLC	2	35
TUI AG (e)	4	21
Unilever N.V.	57	3,028
Unilever PLC	12	629
United Utilities Group PLC	7	77
Vodafone Group Public Limited Company	268	427
Weir Group PLC(The)	3	34
Whitbread PLC	2	55
Wizz Air Holdings PLC (a)	14	563
WM Morrison Supermarkets P L C	24	56
WPP 2012 Limited	12	97
		49,891
Japan 3.5%
ABC-Mart Inc.	1	29
	Shares/Par[1]	Value ($)
Acom Co. Ltd.	4	17
Advance Residence Investment Corp.	—	45
Advantest Corporation	2	114
AEON Co. Ltd.	9	205
AEON Financial Service Co. Ltd.	1	11
AEON Mall Co. Ltd.	1	15
Air Water Inc.	2	30
Aisin Seiki Co. Ltd.	2	53
Ajinomoto Co. Inc.	5	88
Alfresa Holdings Corp.	2	42
All Nippon Airways Co. Ltd. (a)	1	27
ALPS Alpine Co. Ltd.	2	27
Amada Co. Ltd.	4	30
Aozora Bank, Ltd.	1	21
Asahi Breweries Ltd.	5	165
Asahi Glass Co. Ltd.	2	63
Asahi Intecc Co., Ltd.	3	74
Asahi Kasei Corp.	14	115
Asics Corp.	2	22
Astellas Pharma Inc.	18	295
Bandai Namco Holdings Inc.	2	116
Bank of Kyoto Ltd.	1	28
Benesse Holdings Inc.	1	21
Bridgestone Corp.	6	199
Brother Industries Ltd.	3	47
Calbee,Inc.	1	30
Canon Inc.	11	212
Canon Marketing Japan Inc.	1	10
Casio Computer Co. Ltd.	2	42
Central Japan Railway Co.	2	325
China Bank Ltd.	8	36
Chubu Electric Power Co. Inc.	7	89
Chugai Pharmaceutical Co. Ltd.	6	337
Chugoku Electric Power Co. Inc.	3	41
Coca-Cola Bottlers Japan Holdings Inc.	2	27
Concordia Financial Group, Ltd.	12	38
COSMOS Pharmaceutical Corporation	—	31
Credit Saison Co. Ltd.	1	16
CyberAgent Inc.	1	49
Dai Nippon Printing Co. Ltd.	3	64
Daicel Corp.	3	24
Daifuke Co. Ltd.	1	114
Dai-ichi Life Holdings, Inc.	12	143
Daiichi Sankyo Company, Ltd	6	498
Daikin Industries Ltd.	3	467
Dainippon Sumitomo Pharma Co. Ltd.	2	25
Daito Trust Construction Co. Ltd.	1	64
Daiwa House Industry Co. Ltd.	7	158
Daiwa House REIT Investment Corporation	—	45
Daiwa Securities Group Inc.	16	65
Dena Co., Ltd.	1	11
Denso Corp.	5	207
Dentsu Inc.	3	59
DIC Corp.	1	25
Disco Corp.	—	73
East Japan Railway Co.	4	263
Eisai Co. Ltd.	3	238
Electric Power Development Co., Ltd.	2	30
Ezaki Glico Co.,Ltd.	1	24
Familymart Co., Ltd.	3	45
Fanuc Ltd.	2	342
Fast Retailing Co. Ltd.	1	344
Fuji Electric Holdings Co. Ltd.	2	44
FUJIFILM Holdings Corp.	4	171
Fujitsu Ltd.	2	234
Fukuoka Financial Group, Inc.	2	30
GLP J-REIT	—	57
GMO Payment Gateway, Inc.	—	42
Hakuhodo DY Holdings Incorporated	3	36
Hamamatsu Photonics KK	2	65
Hankyu Hanshin Holdings Inc.	3	84
Harmonic Drive Systems Inc.	—	22
Haseko Corp.	3	34
Hikari Tsushin Inc.	—	46
Hino Motors Ltd.	3	20

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

159

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Hirose Electric Co. Ltd.	—	33
Hisamitsu Pharmaceutical Co. Inc.	1	49
Hitachi Capital Corporation	1	13
Hitachi Construction Machinery Co. Ltd.	1	33
Hitachi Ltd.	10	308
Hitachi Metals Ltd.	2	24
Honda Motor Co. Ltd.	18	460
Hoshizaki Corporation	1	51
Hoya Corp.	4	362
Hulic Co. Ltd.	5	47
IBIDEN Co., Ltd.	1	38
Idemitsu Kosan Co., Ltd.	2	51
IHI Corp.	2	23
Iida Group Holdings Co., Ltd.	2	26
Inpex Corporation	11	67
Isetan Mitsukoshi Holdings Ltd.	4	21
Isuzu Motors Ltd.	6	56
ITOCHU Corp.	16	342
ITOCHU Techno-Solutions Corporation	1	38
IZUMI Co., Ltd.	1	19
J.Front Retailing Co., Ltd.	3	17
Japan Airlines Co., Ltd	1	22
Japan Airport Terminal Co. Ltd.	1	34
Japan Exchange Group Inc.	5	125
Japan Post Holdings Co., Ltd.	15	105
Japan Prime Realty Investment Corp.	—	32
Japan Real Estate Investment Corp.	—	72
Japan Retail Fund Investment Corp.	—	33
Japan Tobacco Inc.	11	204
JFE Holdings Inc.	5	35
JGC Holding Corporation	3	28
JS Group Corp.	3	39
JSR Corp.	2	41
JTEKT Corp.	2	18
JXTG Holdings, Inc.	32	114
Kajima Corp.	5	58
Kakaku.com Inc.	1	33
Kamigumi Co. Ltd.	1	22
Kaneka Corp.	1	18
Kansai Electric Power Co. Inc.	8	79
Kansai Paint Co. Ltd.	3	57
Kao Corp.	5	388
Kawasaki Heavy Industries Ltd.	2	23
KDDI Corp.	16	471
Keihan Holdings Co. Ltd.	1	49
Keikyu Corp.	3	40
Keio Corp.	1	69
Keisei Electric Railway Co. Ltd.	2	56
Kewpie Corporation	1	19
Keyence Corp.	7	2,885
Kikkoman Corp.	2	96
Kinden Corp.	1	21
Kintetsu Corp.	2	85
Kirin Holdings Co. Ltd.	9	194
Kobayashi Pharmaceutical Co. Ltd.	1	44
Kobe Bussan Co., Ltd.	1	28
Koito Manufacturing Co. Ltd.	1	52
Komatsu Ltd.	10	199
Konami Corp.	1	37
Konica Minolta Holdings Inc.	5	17
Kose Corp.	—	36
K's Holdings Corporation	2	29
Kubota Corp.	12	173
Kuraray Co. Ltd.	3	34
Kurita Water Industries Ltd.	1	28
Kyocera Corp.	4	191
Kyowa Kirin Co., Ltd.	3	68
Kyushu Electric Power Co. Inc.	5	39
Kyushu Financial Group, Inc.	5	19
Kyushu Railway Company	1	36
Lawson Inc.	1	25
Line Corporation (a)	1	25
Lion Corp.	3	70
M3, Inc.	4	183
Mabuchi Motor Co. Ltd.	1	19
	Shares/Par[1]	Value ($)
Makita Corp.	3	105
Marubeni Corp.	17	76
Marui Group Co. Ltd.	2	40
Maruichi Steel Tube Ltd.	1	22
Matsui Securities Co.,Ltd.	1	9
Matsumotokiyoshi Holdings Co., Ltd.	1	29
Mazda Motor Corp.	5	33
McDonald's Holdings Co. Japan Ltd.	1	38
Mebuki Financial Group, Inc.	10	23
Medipal Holdings Corp.	2	40
Meiji Holdings Co., Ltd.	1	111
Mercari, Inc. (a)	1	31
Minebea Mitsumi Inc.	4	78
MISUMI Group Inc.	3	75
Mitsubishi Chemical Holdings Corporation	14	82
Mitsubishi Corp.	15	311
Mitsubishi Electric Corp.	21	278
Mitsubishi Estate Co. Ltd.	14	205
Mitsubishi Gas Chemical Co. Inc.	2	29
Mitsubishi Heavy Industries Ltd.	3	76
Mitsubishi Logistics Corporation.	1	23
Mitsubishi Materials Corp.	1	23
Mitsubishi Motors Corp.	6	15
Mitsubishi UFJ Financial Group Inc.	129	505
Mitsubishi UFJ Lease & Finance Co. Ltd.	5	26
Mitsui & Co. Ltd.	17	253
Mitsui Chemicals Inc.	2	38
Mitsui Fudosan Co. Ltd.	10	173
Mitsui OSK Lines Ltd.	1	20
Mizuho Financial Group Inc.	253	311
MonotaRO Co., Ltd.	1	56
MS&AD Insurance Group Holdings, Inc.	5	134
Murata Manufacturing Co. Ltd.	6	375
Nabtesco Corp.	1	40
Nagoya Railroad Co. Ltd.	2	54
Nankai Electric Railway Co., Ltd.	1	25
NEC Corp.	3	120
NEC Electronics Corp. (a)	10	53
NEXON Co.,Ltd.	4	102
NGK Insulators Ltd.	3	39
NGK Spark Plug Co. Ltd.	2	26
Nidec Corp.	6	374
Nihon M & A Center Inc.	1	64
Nikon Corp.	4	31
Nintendo Co. Ltd.	1	536
Nippon Building Fund Inc.	—	80
Nippon Express Co. Ltd.	1	41
Nippon Meat Packers Inc.	1	40
Nippon Paint Co. Ltd.	2	145
Nippon Shinyaku Co., Ltd.	1	49
Nippon Shokubai Co., Ltd.	—	16
Nippon Steel Corporation	10	91
Nippon Telegraph & Telephone Corp.	74	1,722
Nippon Television Holdings Inc.	—	1
Nippon Yusen KK	2	23
Nissan Chemical Industries Ltd.	2	77
Nissan Motor Co., Ltd.	24	88
Nisshin Seifun Group Inc.	3	37
Nissin Foods Holdings Co. Ltd.	1	71
Nitori Co. Ltd.	1	176
Nitto Denko Corp.	2	91
NOK Corporation	1	15
Nomura Holdings Inc.	33	148
Nomura Real Estate Holdings, Inc.	1	26
Nomura Real Estate Master Fund. Inc.	—	58
Nomura Research Institute Ltd.	4	106
NSK Ltd.	5	37
NTT Data Corp.	6	72
NTT DoCoMo Inc.	12	311
Obayashi Corp.	7	67
Obic Co. Ltd.	1	123
Odakyu Electric Railway Co. Ltd.	4	86
OJI Holdings Corp.	10	46
Olympus Corp.	13	251
Omron Corp.	2	141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

160

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Ono Pharmaceutical Co. Ltd.	5	146
Oracle Corp. Japan	—	36
Orient Corporation	6	6
Oriental Land Co. Ltd.	2	290
ORIX Corp.	13	163
Orix J-REIT Inc.	—	38
Osaka Gas Co. Ltd.	4	83
Otsuka Corp.	1	58
Otsuka Holdings Co., Ltd.	6	244
Pan Pacific International Holdings Corporation	6	132
Panasonic Corp.	23	202
Park24 Co. Ltd.	1	17
PeptiDream Inc. (a)	1	46
Persol Holdings Co., Ltd.	2	27
Pigeon Corp.	1	46
Pola Orbis Holdings Inc.	1	16
Prologis	—	76
Rakuten Inc.	8	72
Recruit Holdings Co., Ltd.	16	551
Resona Holdings Inc.	22	75
Ricoh Co. Ltd.	7	53
Rinnai Corp.	—	33
Rohm Co. Ltd.	1	60
Ryohin Keikaku Co. Ltd.	3	38
Sankyo Co. Ltd.	—	7
Santen Pharmaceutical Co. Ltd.	4	72
SBI Holdings Inc.	2	50
SCSK Corporation	1	24
Secom Co. Ltd.	2	192
Sega Sammy Holdings Inc.	2	22
Seibu Holdings Inc.	3	30
Seiko Epson Corp.	3	36
Sekisui Chemical Co. Ltd.	5	66
Sekisui House Ltd.	6	122
Seria Co., Ltd.	1	18
Seven & I Holdings Co., Ltd.	8	261
Seven Bank, Ltd.	7	20
SG Holdings Co., Ltd.	2	78
Sharp Corp.	2	23
Shikoku Electric Power Company, Incorporated	2	14
Shimadzu Corp.	3	72
Shimamura Co. Ltd.	—	14
Shimano Inc.	1	154
Shimizu Corp.	7	58
Shin-Etsu Chemical Co. Ltd.	4	456
Shinsei Bank Ltd.	2	24
Shionogi & Co. Ltd.	3	182
Shiseido Co. Ltd.	4	260
Shizuoka Bank Ltd.	6	36
Showa Denko KK	1	29
SMC Corp.	4	2,203
Softbank Corp.	16	208
SoftBank Group Corp.	16	834
Sohgo Security Services Co. Ltd.	1	42
Sojitz Corp.	2	3
Sompo Holdings, Inc.	4	134
Sony Corp.	45	3,089
Sony Financial Holdings Inc.	2	41
Square Enix Holdings Co. Ltd.	1	40
Stanley Electric Co. Ltd.	2	41
Subaru Corp. NPV	6	133
SUMCO Corporation	2	37
Sumitomo Chemical Co. Ltd.	16	50
Sumitomo Corp.	12	142
Sumitomo Electric Industries Ltd.	8	90
Sumitomo Heavy Industries Ltd.	1	26
Sumitomo Metal Mining Co. Ltd.	3	76
Sumitomo Mitsui Financial Group Inc.	13	380
Sumitomo Mitsui Trust Holdings Inc.	4	107
Sumitomo Realty & Development Co. Ltd.	5	132
Sumitomo Rubber Industries Inc.	2	18
Sundrug Co. Ltd.	1	23
Suntory Beverage & Food Limited	1	51
Suzuken Co. Ltd.	1	26
Suzuki Motor Corp.	5	156
	Shares/Par[1]	Value ($)
Sysmex Corp.	2	130
T&D Holdings Inc.	6	50
Taiheiyo Cement Corp.	1	30
Taisei Corp.	2	80
Taisho Pharmaceutical Holdings Company Ltd.	1	31
Taiyo Nippon Sanso Corp.	2	37
Takeda Pharmaceutical Co. Ltd.	16	563
TDK Corp.	1	129
Teijin Ltd.	2	29
Terumo Corp.	7	269
The Chugoku Bank, Limited	2	17
The Hachijuni Bank, Ltd.	5	18
The Iyo Bank, Ltd.	3	19
THK Co. Ltd.	1	32
TIS Inc.	2	49
Tobu Railway Co. Ltd.	2	66
Toho Co. Ltd.	2	54
Toho Gas Co. Ltd.	1	50
Tohoku Electric Power Co. Inc.	5	48
Tokio Marine Holdings Inc.	7	309
Tokyo Broadcasting System Holdings,Inc.	—	5
Tokyo Century Corp.	1	31
Tokyo Electric Power Co. Holdings Inc. (a)	8	24
Tokyo Electron Ltd.	2	395
Tokyo Gas Co. Ltd.	4	91
Tokyo Tatemono Co. Ltd.	2	28
Tokyu Corp.	6	80
Tokyu Fudosan Holdings Corporation	6	28
Toppan Printing Co. Ltd.	3	57
Toray Industries Inc.	16	76
Toshiba Corp.	4	138
Tosoh Corp.	3	44
TOTO Ltd.	2	61
Toyo Seikan Group Holdings Ltd.	2	18
Toyo Suisan Kaisha Ltd.	1	50
Toyoda Gosei Co. Ltd.	1	17
Toyota Boshoku Corporation	1	13
Toyota Industries Corp.	2	111
Toyota Motor Corp.	51	3,179
Toyota Tsusho Corp.	3	64
Trend Micro Inc.	1	67
Tsumura & Co.	1	16
TSURUHA Holdings ,Inc.	—	55
Ube Industries Ltd.	1	17
Unicharm Corp.	4	185
United Urban Investment Corp.	—	34
USS Co. Ltd.	2	37
Welcia Holdings Co.,Ltd.	1	40
West Japan Railway Co.	2	101
Workman Co., Ltd.	—	18
Yahoo! Japan Corp.	26	129
Yakult Honsha Co. Ltd.	2	94
Yamada Denki Co. Ltd.	7	34
Yamaha Corp.	2	85
Yamaha Motor Co. Ltd.	3	49
Yamato Holdings Co. Ltd.	4	89
Yamazaki Baking Co. Ltd.	2	28
Yaskawa Electric Corp.	3	94
Yokogawa Electric Corp.	2	37
Yokohama Rubber Co. Ltd.	1	18
ZOZO, Inc.	2	44
		46,433
China 3.5%
51job Inc. - ADR (a)	10	719
Alibaba Group Holding Limited - ADS (a)	58	12,363
BOE Technology Group Co., Ltd. - Class A	904	599
China Construction Bank Corporation - Class H	1,021	829
China Evergrande Group (a)	20	27
China Lesso Group Holdings Limited	441	576
China Mobile Ltd.	50	343
China Molybdenum Co.,Ltd - Class H	1,200	393
CNOOC Limited	932	1,031
Foshan Haitian Flavoring & Food Co., Ltd - Class A	42	739
Hangzhou Robam Appliances Co., Ltd. - Class A	149	659

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

161

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	77	341
JD.com, Inc. - Class A - ADR (a)	28	1,658
Jiangsu Hengrui Medicine Co., Ltd. - Class A	66	859
Kingdee International Software Group Co. Ltd.	329	773
Kweichow Moutai Co., Ltd. - Class A	3	683
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	102	739
NetEase, Inc. - ADR	3	1,118
New Oriental Education & Technology Group - ADR (a)	4	516
Ping An Bank Co., Ltd. - Class A	603	1,092
Ping An Insurance (Group) Co of China Ltd - Class H	496	4,984
Shenzhou International Group Holdings Limited	31	372
Silergy Corp.	8	528
Suofeiya Home Collection Company, Limited	308	1,054
Tencent Holdings Limited	178	11,491
Wuxi Biologics Cayman Inc (a)	54	1,002
Zhejiang Chint Electrics Co.,Ltd - Class A	104	388
		45,876
France 2.3%
Adevinta ASA (a)	2	23
Aeroports de Paris	—	33
Alstom	23	1,057
Amundi (a)	1	47
Arkema	1	69
AtoS SE (a)	1	82
AXA SA	19	409
Biomerieux SA	—	58
BNP Paribas SA	11	457
Bollore SA	9	28
Bouygues SA (a)	3	88
Bureau Veritas (a)	3	61
Capgemini SA	13	1,520
Carrefour SA	6	88
Casino Guichard Perrachon SA (a)	1	19
Cie de Saint-Gobain (a)	5	198
Cie Generale d'Optique Essilor International SA	3	377
Compagnie Generale des Etablissements Michelin	2	186
Covivio	—	35
Credit Agricole SA	13	121
Danone (a)	6	446
Dassault Aviation SA (a)	—	21
Dassault Systemes SA	1	237
EDENRED	2	105
Eiffage (a)	1	75
Electricite de France	5	42
Engie (a)	18	229
Eurofins Scientific SE	—	78
Faurecia (a)	1	29
Gecina SA	1	67
Getlink S.E. (a)	4	62
Hermes International SCA	—	292
Icade SA	—	20
Iliad SA	—	50
IPSEN	—	31
JC Decaux SA (a)	1	14
Kering SA	1	406
Klepierre	2	41
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	5	682
Legrand SA	3	202
L'Oreal SA	2	789
LVMH Moet Hennessy Louis Vuitton SE	13	5,942
Orange SA	19	228
Pernod-Ricard SA	2	343
Peugeot SA (a)	6	93
Publicis Groupe SA	2	72
Safran (a)	40	4,066
Sanofi SA	11	1,173
Sartorius Stedim Biotech	—	61
Schneider Electric SE (a)	54	6,052
SEB SA	—	45
Societe Generale SA	8	133
Sodexo SA	1	58
SUEZ	4	49
	Shares/Par[1]	Value ($)
Teleperformance	1	148
Thales SA	1	83
Total SA	25	954
Ubisoft Entertainment (a)	1	77
Valeo	2	63
Veolia Environnement	6	126
VINCI	20	1,846
Vivendi SA	8	207
Worldline (a)	1	83
		30,776
Switzerland 2.3%
ABB Ltd.	19	437
Adecco Group AG	2	77
Alcon AG (a)	5	282
Baloise Holding AG	—	73
Barry Callebaut AG	—	42
Compagnie Financiere Richemont SA	5	336
Credit Suisse Group AG	24	254
EMS-Chemie Holding AG	—	54
Garmin Ltd.	10	929
Geberit AG	—	185
Givaudan SA	—	299
Glencore PLC	109	234
Julius Bar Gruppe AG	2	94
Kühne + Nagel International AG (a)	1	84
LafargeHolcim Ltd.	54	2,381
Lindt & Spruengli AG	—	86
Lonza Group AG	1	394
Nestle SA	97	10,718
Novartis AG	25	2,156
Partners Group Holding AG	—	170
Roche Holding AG	15	5,368
Roche Holding AG	—	93
Schindler Holding AG	—	46
SGS SA	1	1,809
Sika AG	1	274
Sonova Holding AG	1	108
STMicroelectronics NV	7	179
Straumann Holding AG	—	96
Swatch Group AG	1	23
Swatch Group AG	—	58
Swiss Life Holding AG	—	124
Swiss Re AG	3	226
Swisscom AG	—	132
Temenos Group AG	1	102
UBS Group AG	38	445
Vifor Pharma Management AG	—	64
Zurich Insurance Group AG	6	2,283
		30,715
Germany 2.0%
1&1 Drillisch AG	—	12
Adidas AG (a)	8	2,075
Allianz SE	27	5,615
Aroundtown SA	12	69
BASF SE	9	516
Bayer AG	10	731
Bayerische Motoren Werke AG	3	202
Beiersdorf AG	1	111
Brenntag AG	2	81
Continental AG (a)	1	106
Covestro AG (a)	2	64
Daimler AG (a)	9	362
Delivery Hero SE (a)	23	2,387
Deutsche Bank Aktiengesellschaft (a)	21	197
Deutsche Boerse AG	14	2,578
Deutsche Lufthansa AG (a)	2	22
Deutsche Post AG (a)	10	357
Deutsche Telekom AG	32	547
DW Property Invest GmbH	4	161
E.ON SE	22	248
Evonik Industries AG	2	43
Fraport AG Frankfurt Airport Services Worldwide (a)	—	16
Fresenius Medical Care AG & Co. KGaA (a)	2	183
Fresenius SE & Co. KGaA (a)	4	204

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

162

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
GEA Group AG	2	52
Hannover Rueck SE	1	104
HeidelbergCement AG	1	78
Henkel AG & Co. KGaA	1	84
Hochtief AG	—	20
Infineon Technologies AG	13	308
Kion Group AG (a)	1	40
LANXESS Aktiengesellschaft (a)	1	44
Merck KGaA	1	151
MTU Aero Engines AG (a)	1	92
Muenchener Rueckversicherungs AG	1	373
Puma SE (a)	1	65
RTL Group SA (a)	—	12
RWE AG	6	203
SAP SE	30	4,197
Siemens AG	8	957
Symrise AG	1	147
Talanx Aktiengesellschaft	1	20
Telefonica Deutschland Holding AG	9	27
ThyssenKrupp AG (a)	4	29
Uniper SE	2	59
United Internet AG	1	53
Volkswagen AG (a)	—	52
Vonovia SE	34	2,102
Zalando SE (a)	1	93
		26,249
Netherlands 1.4%
Adyen B.V. (a)	—	355
Aegon NV	14	42
Airbus SE (a)	23	1,646
Akzo Nobel N.V.	15	1,359
Altice N.V. (a)	2	9
Argenx SE (a)	—	105
ASML Holding	22	7,972
CNH Industrial N.V. (a)	10	69
GrandVision (a)	1	16
HAL Trust	1	118
Heineken Holding N.V.	1	82
Heineken NV	2	218
ING Groep N.V.	39	272
Koninklijke Ahold Delhaize N.V.	11	299
Koninklijke DSM N.V.	2	252
Koninklijke KPN N.V.	35	93
Koninklijke Philips N.V. (a)	9	421
Koninklijke Vopak N.V.	1	35
NN Group N.V.	3	103
NXP Semiconductors N.V.	23	2,601
Prosus N.V. (a)	4	393
Randstad NV	1	55
Royal Dutch Shell PLC - Class A	41	666
Royal Dutch Shell PLC - Class B	37	567
Unibail-Rodamco SE	1	78
Wolters Kluwer NV	3	212
		18,038
South Korea 1.2%
Hana Financial Group Inc.	23	535
Hanon Systems	80	605
Honam Petrochemical Corp.	3	394
KB Financial Group Inc.	19	544
Kia Motors Corp.	13	349
Korea Electric Power Corp.	18	291
LG Chem Ltd.	1	522
LG Household & Health Care Ltd.	—	417
Mando	21	389
NCSoft Corp.	1	689
POSCO	3	454
Samsung Electronics Co. Ltd.	199	8,820
SK Hynix Inc.	15	1,104
S-Oil Corp.	8	418
		15,531
Hong Kong 1.1%
AIA Group Limited	603	5,639
ASM Pacific Technology Ltd.	3	27
Bank of East Asia Ltd.	16	36
	Shares/Par[1]	Value ($)
Budweiser Brewing Company APAC Limited	241	705
Cathay Pacific Airways Limited	10	10
China Gas Holdings Ltd.	129	399
China Merchants Bank Co., Ltd. - Class H	272	1,255
China Oilfield Services Ltd. - Class H	444	401
China Overseas Land & Investment Ltd.	213	648
China Vanke Co., Ltd. - Class H	149	472
Chow Tai Fook Jewellery Group Limited	10	10
CK Asset Holdings Limited	25	152
CK Hutchison Holdings Limited	26	170
CK Infrastructure Holdings Limited	8	41
CLP Holdings Ltd.	17	171
Dairy Farm International Holdings Ltd.	2	10
ESR Cayman Limited (a)	12	29
Galaxy Entertainment Group Ltd.	26	177
Guoco Group Limited	1	14
Hang Lung Group Ltd.	8	19
Hang Lung Properties Ltd.	18	43
Hang Seng Bank Ltd.	7	123
Henderson Land Development Co. Ltd.	16	61
HK Electric Investments Limited	23	24
HKT Trust	38	56
Hong Kong & China Gas Co. Ltd.	104	161
Hong Kong Exchanges & Clearing Ltd.	12	509
Hysan Development Co. Ltd.	5	16
Jardine Matheson Holdings Limited	3	126
Kerry Properties Ltd.	5	13
Kingsoft Corp Ltd	117	548
Link Real Estate Investment Trust	20	168
MGM China Holdings Limited	8	10
MTR Corp.	16	83
New World Development Company Limited (a)	14	68
NWS Holdings Ltd.	14	12
PCCW Ltd.	43	25
Power Assets Holdings Ltd.	14	76
Sino Land Co.	30	38
SJM Holdings Limited	23	26
Sun Hung Kai Properties Ltd.	15	192
Sunny Optical Technology (Group) Company Limited	26	424
Swire Pacific Ltd. - Class A	4	21
Swire Properties Limited	11	27
Techtronic Industries Company Limited	87	858
Vitasoy International Holdings Ltd.	138	533
WH Group Limited	93	81
Wharf Holdings Ltd.	11	23
Wharf Real Estate Investment Company Limited	12	57
		14,787
Taiwan 1.1%
Accton Technology Corporation	56	434
Advantech Co. Ltd.	39	392
ASE Technology Holding Co., Ltd.	173	399
Chailease Holding Company Limited	213	904
Delta Electronics Inc.	112	639
Feng Tay Enterprise Co. Ltd.	72	406
HIWIN Technologies Corp.	44	439
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	95	5,390
Taiwan Semiconductor Manufacturing Co. Ltd.	505	5,378
		14,381
Australia 0.9%
Afterpay Limited (a)	2	97
AGL Energy Limited	6	74
Alumina Ltd.	23	26
AMP Ltd. (a)	34	44
Ampol Limited	2	51
APA Group	12	91
Aristocrat Leisure Ltd.	6	114
ASX Ltd.	2	114
Aurizon Holdings Limited	19	65
AusNet Services Holdings Pty Ltd	18	21
Australia & New Zealand Banking Group Ltd.	29	373
Bendigo and Adelaide Bank Ltd.	5	25
BHP Group PLC	137	2,839
BHP Group PLC	29	732
BlueScope Steel Ltd.	5	42

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

163

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Boral Ltd.	12	32
Brambles Limited	15	115
Challenger Financial Services Group Ltd.	5	16
CIMIC Group Limited	1	15
Coca-Cola Amatil Ltd.	5	30
Cochlear Ltd.	1	86
Coles Group Limited	12	142
Commonwealth Bank of Australia	18	853
Computershare Ltd.	5	46
Crown Resorts Limited	4	24
CSL Ltd.	5	906
DEXUS Funds Management Limited	11	69
Domino's Pizza Enterprises Limited	1	29
Evolution Mining Limited	17	67
Fortescue Metals Group Ltd.	17	164
Goodman Funding Pty Ltd	16	168
GPT Group	19	55
Harvey Norman Holdings Ltd.	7	17
Iluka Resources Limited	4	25
Incitec Pivot Ltd.	20	25
Insurance Australia Group Ltd.	23	92
LendLease Corp. Ltd.	7	57
Macquarie Group Limited	3	273
Magellan Financial Group Ltd	1	60
Medibank Private Limited	27	57
Mirvac Group	39	59
National Australia Bank Ltd.	32	405
Newcrest Mining Ltd.	8	178
Oil Search Ltd.	219	485
Orica Ltd.	4	47
Origin Energy Ltd.	17	71
Qantas Airways Ltd.	7	19
QBE Insurance Group Ltd.	15	92
Ramsay Health Care Ltd.	2	83
REA Group Ltd.	—	36
Reece Limited	2	16
Rio Tinto Ltd.	4	250
Santos Ltd.	17	65
Scentre Group Limited	52	78
SEEK Limited	3	53
Seven Group Holdings Limited	1	16
Sonic Health Care Ltd.	5	100
South32 Limited	48	69
Stockland	24	56
Suncorp Group Ltd.	12	79
Sydney Airport Corporation Limited	11	43
Tabcorp Holdings Ltd.	20	47
Telstra Corp. Ltd.	41	90
TPG Telecom Ltd (a)	3	21
Transurban Group	27	269
Treasury Wine Estates Limited	7	52
Tuas Ltd (a)	2	1
Vicinity Centres RE Ltd	39	39
Washington H Soul Pattinson & Co. Ltd.	1	12
Wesfarmers Ltd.	11	353
Westpac Banking Corporation	36	448
Wisetech Global Limited	1	20
Woodside Petroleum Ltd.	9	143
Woolworths Group Ltd.	13	327
WorleyParsons Ltd.	3	18
		12,271
India 0.9%
HDFC Bank Limited	85	1,191
HDFC Bank Limited - ADR	75	3,406
Housing Development Finance Corp.	85	1,984
IndusInd Bank Ltd.	78	483
ITC Limited	350	901
Kotak Mahindra Bank Ltd.	42	758
Maruti Suzuki India Ltd.	7	506
Petronet LNG Limited	217	740
Reliance Industries Ltd.	24	534
Tata Consultancy Services Limited	27	729
United Spirits Limited (a)	54	423
		11,655
	Shares/Par[1]	Value ($)
Sweden 0.7%
Aktiebolaget Electrolux - Class B	3	42
Aktiebolaget Industrivarden - Class C (a)	2	38
Aktiebolaget Industrivärden (a)	2	37
Aktiebolaget SKF	—	3
Aktiebolaget SKF - Class B	87	1,640
Aktiebolaget Volvo (a)	2	37
Aktiebolaget Volvo - Class B (a)	16	258
Alfa Laval AB (a)	3	66
Assa Abloy AB - Class B	10	203
Atlas Copco Aktiebolag - Class A	50	2,121
Atlas Copco Aktiebolag - Class B	4	143
Axfood Aktiebolag	1	23
Boliden AB	3	62
Castellum AB	3	48
Elekta AB (publ) - Class B	4	34
Epiroc Aktiebolag - Class A	6	78
Epiroc Aktiebolag - Class B	4	48
EQT AB (g)	4	64
Ericsson	1	6
Essity Aktiebolag (publ) (a)	—	9
Essity Aktiebolag (publ) - Class B (a)	6	196
Evolution Gaming Group AB (publ)	1	74
Fabege AB	3	32
Fastighets Ab Balder (a)	1	37
Getinge AB - Class B	2	40
Hennes & Mauritz AB - Class B	8	112
Hexagon Aktiebolag - Class B (a)	3	163
Hexpol AB (a)	3	19
Holmen Aktiebolag (a)	1	32
Husqvarna Aktiebolag	—	2
Husqvarna Aktiebolag - Class B	4	34
ICA Gruppen Aktiebolag	1	44
Intrum AB	1	14
Investmentaktiebolaget Latour	1	23
Investor AB - Class B	5	242
Investor Aktiebolag	1	68
Kinnevik Media Holding AB	2	64
L E Lundbergforetagen AB - Series B (a)	1	29
Lundin Petroleum AB	2	46
NCC Aktiebolag	1	13
NIBE Industrier AB (a)	4	80
Nordea Bank ABP	32	224
Saab AB - Class B	1	21
Sandvik AB (a)	11	209
Securitas AB - Class B (a)	3	43
Skandinaviska Enskilda Banken AB - Class A (a)	16	139
Skanska AB - Class B	4	73
SSAB AB	6	17
SSAB AB - Class A	2	7
Svenska Cellulosa Aktiebolaget SCA (a)	—	3
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	6	72
Svenska Handelsbanken AB (a)	—	3
Svenska Handelsbanken AB - Class A (a)	198	1,887
Swedbank AB - Class A (a)	9	118
Swedish Match AB	2	114
Swedish Orphan Biovitrum AB (Publ) (a)	2	44
Tele2 AB - Class B	5	66
Telefonaktiebolaget LM Ericsson - Class B	26	242
Telia Co. AB	25	95
Trelleborg AB (a)	2	35
		9,736
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	36
A P Moller - Maersk A/S - Class B	—	78
Ambu A/S	2	54
Carlsberg A/S - Class B	11	1,463
Chr. Hansen Holding A/S	1	105
Coloplast A/S - Class B	1	180
Danske Bank A/S (a)	7	90
Demant A/S (a)	1	26
DSV Panalpina A/S	2	249
Genmab A/S (a)	1	218
GN Store Nord A/S	1	76

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

164

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
H Lundbeck A/S	1	22
Novo Nordisk A/S - Class B	81	5,299
Novozymes A/S - Class B	2	121
Orsted A/S	8	872
Pandora A/S	1	54
Rockwool International A/S	—	14
Rockwool International A/S	—	18
Tryg A/S	1	35
Vestas Wind Systems A/S	2	203
		9,213
Canada 0.6%
Alimentation Couche-Tard Inc.	57	1,794
Canadian National Railway Co.	22	1,919
Canadian Pacific Railway Limited	2	502
Canadian Pacific Railway Ltd.	8	2,007
Lululemon Athletica Inc. (a)	1	391
The Toronto-Dominion Bank	38	1,713
		8,326
Spain 0.5%
Acciona,S.A.	—	21
ACS, Actividades de Construccion y Servicios, S.A.	3	69
AENA, S.M.E., S.A. (a)	1	98
Amadeus IT Group SA	4	235
Banco Bilbao Vizcaya Argentaria SA	67	230
Banco Santander, S.A.	166	407
Bankia SA	12	12
CaixaBank, S.A.	36	77
Cellnex Telecom, S.A.	3	164
Enagas SA	2	60
Endesa SA	3	78
Ferrovial, S.A.	5	128
Grifols, S.A. - Class A	3	88
Iberdrola, Sociedad Anonima	306	3,556
Industria de Diseno Textil, S.A.	40	1,072
MAPFRE, S.A.	10	18
Naturgy Energy Group SA	3	62
Red Electrica Corporacion, S.A.	4	80
Repsol SA	14	127
Siemens Gamesa Renewable Energy, S.A. (a)	2	40
Telefonica SA	46	219
		6,841
Russian Federation 0.4%
Joint Stock Company Alrosa (Public Stock Society)	485	441
Polymetal International PLC	2	42
Public Joint Stock Company Severstal - GDR (e)	48	581
Public Joint Stock Society Magnitogorsk Iron And Steel Works	807	419
Public Joint Stock Society Moscow Exchange MICEX-RTS	323	516
Public Joint Stock Society Oil Company "Lukoil" - ADR	17	1,262
Public Joint Stock Society Sberbank of Russia	419	1,197
X5 Retail Group N.V. - GDR (e)	15	537
		4,995
South Africa 0.3%
Bid Corporation	23	383
Bidvest Group Ltd.	54	441
Capitec Bank Holdings Ltd.	11	529
Clicks Group Ltd.	57	693
FirstRand Ltd.	132	291
Mr Price Group	74	613
Naspers Ltd. - Class N	5	968
		3,918
Italy 0.3%
A2A SpA	16	22
Amplifon S.p.A (a)	1	22
Assicurazioni Generali SpA	12	186
Atlantia SpA (a)	5	75
Banca Mediolanum SpA	2	18
Banco BPM Societa' Per Azioni (a)	15	23
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	15
Davide Campari-Milano S.p.A.	4	35
	Shares/Par[1]	Value ($)
DiaSorin S.p.A.	—	29
Enel SpA	136	1,181
ENI SpA	25	244
Exor Nederland N.V.	1	55
Ferrari N.V.	1	219
Finecobank Banca Fineco SPA (a)	5	67
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A." (a)	1	13
Hera S.p.A.	8	30
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	3	28
Intesa Sanpaolo SpA (a)	157	303
Leonardo S.p.A.	4	27
Mediaset S.p.A. (a)	4	6
Mediobanca SpA	7	50
Moncler S.p.A. (a)	2	71
Nexi Spa (a)	2	43
Pirelli & C. S.p.A. (a)	4	18
Poste Italiane - Societa' Per Azioni	5	40
Prysmian S.p.A.	3	62
Recordati Industria Chimica E Farmaceutica S.p.A.	1	50
Saipem S.p.A.	6	14
Salvatore Ferragamo. S.p.A. (a)	1	9
Snam Rete Gas SpA	22	105
Telecom Italia SpA	60	23
Telecom Italia SpA	107	42
Terna – Rete Elettrica Nazionale S.p.A.	14	96
UniCredit S.p.A. (a)	21	196
Unione Di Banche Italiane S.p.A (a)	10	33
UnipolSai Assicurazioni S.p.A.	6	13
		3,463
Indonesia 0.3%
PT. Bank Central Asia Tbk	1,486	2,967
Telekomunikasi Indonesia (Persero), PT TBK - Class B	2,244	480
		3,447
Finland 0.3%
Elisa Oyj	1	90
Fortum Oyj	4	83
Huhtamaki Oyj - Class I (a)	1	37
Kesko Oyj	1	16
Kesko Oyj	3	46
Kone Corporation - Class B	29	1,989
Konecranes Abp	1	14
Metso Oyj	1	42
Neste Oyj	4	168
Nokia Oyj	56	247
Nokian Renkaat Oyj	1	29
Orion Oyj	—	15
Orion Oyj - Class B	1	50
Sampo Oyj - Class A	5	170
Stora Enso Oyj - Class R	6	73
UPM-Kymmene Oyj	5	154
Wartsila Oyj	5	40
		3,263
Brazil 0.2%
Gerdau SA - ADR	224	663
Localiza Rent A Car S/A	54	407
Lojas Renner S/A.	107	828
Magazine Luiza S.A.	46	609
Raia Drogasil S.A.	22	459
		2,966
Belgium 0.2%
Ackermans (a)	—	29
ageas SA/NV	2	66
Anheuser-Busch InBev	8	419
Colruyt SA	—	26
Elia Group	—	36
Galapagos (a)	1	99
Groupe Bruxelles Lambert SA	1	94
KBC Groep NV	31	1,806
Proximus	2	31
Sofina	—	42
Solvay SA	1	58

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

165

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Telenet Group Holding	—	17
UCB SA	1	147
Umicore	2	94
		2,964
Mexico 0.2%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	62	449
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR	4	425
Grupo Financiero Banorte SAB de CV - Class O	226	785
Grupo Mexico SAB de CV - Class B	216	502
Wal - Mart de Mexico, S.A.B. de C.V.	171	412
		2,573
Thailand 0.2%
PTT Exploration And Production Public Company Limited	165	495
Siam Cement PCL	77	922
Thai Oil Public Company Limited	504	728
		2,145
Singapore 0.2%
Ascendas REIT	30	69
CapitaLand Commercial Trust	28	35
CapitaLand Ltd.	25	53
CapitaMall Trust	28	40
City Developments Ltd.	6	37
ComfortDelgro Corp. Ltd.	21	23
DBS Group Holdings Ltd.	18	268
Frasers Property Ltd.	4	3
Genting Singapore Limited	56	31
Great Eastern Holdings Limited	2	21
Jardine Cycle & Carriage Ltd.	1	17
Keppel Corporation Limited	14	62
Keppel REIT Management Limited	18	14
Mapletree Commercial Trust Management Ltd. (e)	21	30
Mapletree North Asia Commercial Trust Management Ltd.	20	13
Olam International Limited	6	7
Oversea-Chinese Banking Corporation Limited	39	254
SEA, Ltd. - ADR (a)	4	469
Sembcorp Industries Ltd	1	1
Singapore Airlines Ltd.	13	35
Singapore Airport Terminal Services Ltd.	6	13
Singapore Exchange Ltd.	8	49
Singapore Press Holdings Ltd.	15	14
Singapore Technologies Engineering Ltd.	15	37
Singapore Telecommunications Limited	82	145
Suntec Real Estate Investment Trust	23	24
United Overseas Bank Ltd.	14	202
UOL Group Ltd.	5	26
Venture Corp. Ltd.	3	30
Wilmar International Limited	30	89
		2,111
Austria 0.1%
Andritz AG (a)	1	26
BAWAG Group AG (a)	1	24
Erste Group Bank AG	70	1,662
EVN AG	—	5
IMMOFINANZ AG (a)	1	16
OMV AG (a)	1	48
Osterreichische Post Aktiengesellschaft	—	10
Raiffeisen Bank International AG	1	24
Strabag SE	—	3
Telekom Austria Aktiengesellschaft (a)	1	10
UNIQA Insurance Group AG	1	7
Verbund AG	1	30
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe (a)	—	8
Voestalpine AG	1	24
		1,897
Ireland 0.1%
CRH Plc	8	272
Flutter Entertainment Public Limited Company	1	185
James Hardie Industries Public Limited Company - CDI	4	85
	Shares/Par[1]	Value ($)
Kerry Group Plc - Class A	2	188
Kingspan Group Plc	2	98
Medtronic Public Limited Company	9	851
Smurfit Kappa Funding Designated Activity Company	2	79
		1,758
Poland 0.1%
"Dino Polska" Spolka Akcyjna (a)	10	521
CD Projekt SA (a)	9	920
		1,441
Peru 0.1%
Credicorp Ltd.	10	1,280
Norway 0.1%
Aker ASA	1	20
Aker ASA (a)	—	8
DNB Bank ASA (a)	9	119
Equinor ASA	11	156
Gjensidige Forsikring ASA (a)	2	35
Kongsberg Gruppen ASA	1	12
Lerøy Seafood Group ASA	3	17
Mowi ASA	4	85
Norsk Hydro ASA	14	38
Orkla ASA	8	71
SalMar ASA (a)	1	26
Schibsted ASA - Class A (a)	1	21
Schibsted ASA - Class B (a)	1	24
Storebrand ASA (a)	5	24
Subsea 7 S.A. (a)	2	15
Telenor ASA	6	94
TGS NOPEC Geophysical Company ASA	1	17
Yara International ASA	2	61
		843
Macau 0.1%
Sands China Ltd.	155	613
Wynn Macau, Limited	15	26
		639
Turkey 0.0%
Turkcell Iletisim Hizmetleri Anonim Sirketi	253	609
Hungary 0.0%
OTP Bank Plc (a)	16	572
Israel 0.0%
Azrieli Group Ltd.	—	16
Bank Hapoalim BM	11	66
Bank Leumi Le-Israel BM	15	73
Bezeq Israeli Telecommunication Corp. Ltd. (a)	20	19
Elbit Systems Ltd.	—	34
Israel Chemicals Ltd.	7	20
Israel Discount Bank Ltd. - Class A	12	35
Mizrahi Tefahot Bank Ltd.	1	24
Nice Ltd. (a)	1	115
Teva Pharmaceutical Industries Ltd (a)	11	132
		534
New Zealand 0.0%
a2 Milk Co. Ltd. (a)	7	96
Auckland International Airport Limited	12	51
Contact Energy Limited	7	29
Fisher & Paykel Healthcare Corp.	6	130
Fletcher Building Ltd.	8	19
Mercury NZ Limited	6	19
Meridian Energy Limited	12	39
Ryman Healthcare Ltd.	4	35
Spark New Zealand Ltd.	18	54
		472
Portugal 0.0%
Alphaquest Original Ltd	2	5
Banco Comercial Portugues S.A. (a)	75	9
EDP Renovaveis, S.A.	1	21
Energias de Portugal SA	26	122
Galp Energia, SGPS, S.A.	5	53
Jeronimo Martins, SGPS, S.A. (a)	2	43
NOS, SGPS, SA.	2	11
		264

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

166

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Luxembourg 0.0%
ArcelorMittal (a)	7	76
Millicom International Cellular SA - SDR	1	26
Tenaris SA	5	31
		133
Cambodia 0.0%
NagaCorp Ltd.	26	30
Total Common Stocks (cost $680,183)		686,528
CORPORATE BONDS AND NOTES 27.8%
United States of America 21.7%
ABB Treasury Center (USA), Inc.
4.00%, 06/15/21 (g)	581	599
Abbott Laboratories
1.40%, 06/30/30	110	109
4.90%, 11/30/46	252	360
AbbVie Inc.
3.20%, 11/21/29 (g)	1,450	1,591
4.50%, 05/14/35	172	208
4.05%, 11/21/39 (g)	104	121
4.45%, 05/14/46	232	282
4.25%, 11/21/49 (g)	557	673
Acadia Healthcare Company, Inc.
5.63%, 02/15/23	145	145
Adient US LLC
7.00%, 05/15/26 (g)	430	445
AECOM
5.13%, 03/15/27	335	360
Aetna Inc.
4.13%, 11/15/42	182	204
3.88%, 08/15/47	244	274
AFLAC Incorporated
3.60%, 04/01/30	102	119
4.00%, 10/15/46	218	251
AIG Global Funding
0.80%, 07/07/23 (g)	63	63
Air Lease Corporation
3.25%, 03/01/25	986	985
Albertsons Companies, Inc.
5.75%, 03/15/25	240	245
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	348	436
Allied Universal Holdco LLC
6.63%, 07/15/26 (g)	155	163
Allison Transmission, Inc.
5.00%, 10/01/24 (g)	245	246
5.88%, 06/01/29 (g)	310	323
Ally Financial Inc.
5.75%, 11/20/25 (f)	915	978
Altria Group, Inc.
4.80%, 02/14/29	794	926
3.88%, 09/16/46	492	488
Amazon.com, Inc.
3.88%, 08/22/37	600	742
2.50%, 06/03/50	147	149
2.70%, 06/03/60	285	291
AMC Entertainment Holdings, Inc.
10.50%, 04/15/25 (f) (g)	200	162
AMC Networks, Inc.
5.00%, 04/01/24	220	218
Ameren Corporation
3.50%, 01/15/31	125	140
American Axle & Manufacturing, Inc.
6.25%, 04/01/25 (f)	895	879
6.50%, 04/01/27	285	276
American Express Company
3.38%, 05/17/21	561	574
American International Group Inc.
3.88%, 01/15/35	296	332
American International Group, Inc.
3.30%, 03/01/21	195	198
American Tower Corporation
2.75%, 01/15/27	998	1,068
3.95%, 03/15/29	566	645
	Shares/Par[1]	Value ($)
2.10%, 06/15/30	165	165
3.10%, 06/15/50	170	167
American Water Capital Corp.
3.45%, 05/01/50	218	244
AmeriGas Partners, L.P.
5.50%, 05/20/25	495	511
Amgen Inc.
2.45%, 02/21/30	340	359
2.30%, 02/25/31	90	93
3.15%, 02/21/40	92	98
3.38%, 02/21/50	284	313
Anheuser-Busch InBev Worldwide Inc.
4.50%, 06/01/50	1,016	1,210
Antero Midstream Partners LP
5.38%, 09/15/24	480	409
Antero Resources Corporation
5.13%, 12/01/22	790	571
Anthem, Inc.
2.88%, 09/15/29	548	594
4.63%, 05/15/42	84	105
Apple Inc.
2.95%, 09/11/49	692	755
2.65%, 05/11/50	394	411
Aramark Services, Inc.
5.00%, 04/01/25 - 02/01/28 (g)	635	608
Archrock Partners, L.P.
6.25%, 04/01/28 (g)	250	230
Arconic Rolled Products Corporation
6.13%, 02/15/28 (g)	250	251
Argos Holdings Inc.
7.13%, 03/15/23 (g)	570	562
Ashtead Capital, Inc.
4.00%, 05/01/28 (g)	405	405
AT&T Inc.
4.45%, 04/01/24	1,252	1,402
3.80%, 02/15/27	742	835
2.30%, 06/01/27	220	228
4.30%, 02/15/30	425	496
2.75%, 06/01/31	345	358
3.50%, 06/01/41	190	200
4.55%, 03/09/49	796	939
Avantor, Inc.
6.00%, 10/01/24 (g)	390	407
9.00%, 10/01/25 (g)	150	162
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (f) (g)	665	508
B&G Foods, Inc.
5.25%, 04/01/25	130	131
Ball Corporation
4.88%, 03/15/26	75	81
Bank of America Corporation
2.37%, 07/21/21 (h)	666	666
2.33%, 10/01/21	277	278
3.82%, 01/20/28 (h)	1,678	1,894
3.71%, 04/24/28	2,000	2,261
2.88%, 10/22/30	1,088	1,178
2.68%, 06/19/41	175	179
BAT Capital Corp.
3.22%, 09/06/26	270	290
3.46%, 09/06/29	194	206
4.91%, 04/02/30	430	504
Bausch Health Companies Inc.
6.13%, 04/15/25 (g)	790	800
5.50%, 11/01/25 (g)	1,205	1,235
9.25%, 04/01/26 (g)	1,440	1,561
BBVA USA
1.04%, (3M USD LIBOR + 0.73%), 06/11/21 (h)	578	578
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (g)	145	130
Becton, Dickinson and Company
2.82%, 05/20/30	420	446
3.79%, 05/20/50	190	210
Berkshire Hathaway Energy Company
4.05%, 04/15/25 (g)	178	203
3.70%, 07/15/30 (g)	484	566

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

167

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	516	654
Berry Global Escrow Corporation
4.88%, 07/15/26 (g)	470	477
Biogen Inc.
3.15%, 05/01/50	219	212
Blue Racer Midstream, LLC
6.13%, 11/15/22 (g)	505	502
BMW US Capital, LLC
3.25%, 08/14/20 (g)	600	602
Boston Scientific Corporation
4.55%, 03/01/39	136	165
Boyd Gaming Corporation
6.38%, 04/01/26	180	171
4.75%, 12/01/27 (g)	160	138
BP Capital Markets America Inc.
3.54%, 04/06/27	1,000	1,109
3.00%, 02/24/50	258	254
Bristol-Myers Squibb Company
2.25%, 08/15/21 (g)	368	375
3.45%, 11/15/27 (g)	1,240	1,425
Broadcom Corporation
3.88%, 01/15/27	195	211
Broadcom Inc.
3.15%, 11/15/25 (g)	461	490
4.11%, 09/15/28 (g)	130	142
4.15%, 11/15/30 (g)	388	422
Brookfield Property REIT Inc.
5.75%, 05/15/26 (g)	95	80
Buckeye Partners, L.P.
4.13%, 12/01/27	255	246
Builders FirstSource, Inc.
6.75%, 06/01/27 (g)	130	133
Burlington Northern Santa FE, LLC
3.05%, 02/15/51	640	696
Calpine Corporation
5.25%, 06/01/26 (g)	480	485
Cameron LNG, LLC
3.30%, 01/15/35 (g)	138	152
Campbell Soup Company
3.95%, 03/15/25	228	256
Capital One, National Association
2.95%, 07/23/21	620	633
Carrier Global Corporation
2.49%, 02/15/27 (g)	262	267
Caterpillar Financial Services Corporation
0.78%, (3M USD LIBOR + 0.39%), 05/17/21 (h)	277	278
2.95%, 02/26/22	346	360
CCO Holdings, LLC
5.75%, 02/15/26 (g)	1,050	1,088
5.50%, 05/01/26 (g)	1,050	1,088
5.13%, 05/01/27 (g)	1,385	1,433
5.00%, 02/01/28 (g)	1,050	1,084
CDK Global, Inc.
4.88%, 06/01/27	280	288
CDW Finance Corporation
4.25%, 04/01/28	475	483
Cedar Fair, L.P.
5.25%, 07/15/29 (f) (g)	185	167
Centene Corporation
4.63%, 12/15/29	830	876
Centene Escrow I Corporation
5.38%, 06/01/26 (g)	555	578
CenturyLink, Inc.
7.50%, 04/01/24	520	572
5.63%, 04/01/25	420	434
5.13%, 12/15/26 (g)	720	719
CF Industries, Inc.
5.15%, 03/15/34	70	75
Charter Communications Operating, LLC
4.91%, 07/23/25	330	378
4.80%, 03/01/50	754	855
3.70%, 04/01/51	280	276
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	240	239
	Shares/Par[1]	Value ($)
4.50%, 10/01/29	410	400
Chevron Corporation
2.00%, 05/11/27	214	224
2.98%, 05/11/40	214	228
Chubb INA Holdings Inc.
2.30%, 11/03/20	212	213
Churchill Downs Incorporated
4.75%, 01/15/28 (g)	130	125
Cigna Holding Company
3.05%, 10/15/27 (g)	330	358
3.20%, 03/15/40	255	270
3.40%, 03/15/50	230	248
Cincinnati Bell Inc.
7.00%, 07/15/24 (g)	355	363
Cinemark USA, Inc.
4.88%, 06/01/23	310	262
CIT Group Inc.
5.00%, 08/01/23	150	153
4.75%, 02/16/24	230	233
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (i)	475	474
2.90%, 12/08/21	486	501
3.17%, 02/19/22	277	281
3.11%, 04/08/26	1,638	1,760
3.52%, 10/27/28	1,650	1,828
2.98%, 11/05/30	1,296	1,377
Citizens Bank, National Association
2.55%, 05/13/21	551	560
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (g)	905	869
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	460	427
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (g)	165	157
Colfax Corporation
6.00%, 02/15/24 (g)	95	98
Comcast Corporation
4.15%, 10/15/28	85	102
3.40%, 04/01/30	215	245
3.20%, 07/15/36	672	741
3.75%, 04/01/40	616	724
3.45%, 02/01/50	570	643
Commonwealth Edison Company
2.20%, 03/01/30	344	362
3.00%, 03/01/50	144	153
Commscope Finance LLC
6.00%, 03/01/26 (g)	775	794
8.25%, 03/01/27 (g)	730	750
Community Health Systems, Inc.
6.25%, 03/31/23	645	608
8.63%, 01/15/24 (g)	310	303
Comstock Escrow Corporation
9.75%, 08/15/26	205	192
Concho Resources Inc.
3.75%, 10/01/27	295	315
CONSOL Energy Inc.
5.88%, 04/15/22	76	75
Constellation Brands, Inc.
3.15%, 08/01/29	192	207
3.75%, 05/01/50	88	96
Costco Wholesale Corporation
1.75%, 04/20/32	308	312
Covey Park Energy LLC
7.50%, 05/15/25 (g)	215	195
Cox Communications, Inc.
4.80%, 02/01/35 (g)	366	461
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (g)	80	70
Crestwood Midstream Partners LP
5.63%, 05/01/27 (g)	215	179
Crown Americas LLC
4.75%, 02/01/26	155	158
Crown Castle International Corp.
3.30%, 07/01/30	682	749
2.25%, 01/15/31	140	141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

168

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
4.15%, 07/01/50	154	177
3.25%, 01/15/51	70	70
CSC Holdings, LLC
5.50%, 04/15/27 (g)	380	395
6.50%, 02/01/29 (g)	365	400
5.75%, 01/15/30 (g)	385	403
CSX Corporation
3.25%, 06/01/27	238	265
3.80%, 04/15/50	214	254
CVR Energy, Inc.
5.25%, 02/15/25 (g)	100	92
CVS Health Corporation
3.35%, 03/09/21	541	552
3.25%, 08/15/29	200	221
3.75%, 04/01/30	680	782
4.13%, 04/01/40	228	269
4.25%, 04/01/50	256	308
Daimler Finance North America LLC
0.81%, (3M USD LIBOR + 0.45%), 02/22/21 (g) (h)	333	332
2.55%, 08/15/22 (g)	358	367
Dakota Merger Sub, Inc.
10.75%, 09/01/24 (g)	125	112
Dana Corporation
5.38%, 11/15/27	240	238
DaVita Inc.
5.13%, 07/15/24	360	366
5.00%, 05/01/25	360	368
4.63%, 06/01/30 (g)	375	372
DCP Midstream Operating, LP
5.38%, 07/15/25	345	341
Deere & Company
3.10%, 04/15/30	414	469
Dell International L.L.C.
4.90%, 10/01/26 (g) (j)	416	458
6.10%, 07/15/27 (g)	44	51
6.20%, 07/15/30 (g)	225	262
Diamond Finance International Limited
6.02%, 06/15/26 (g)	640	732
Diamond Sports Group, LLC
5.38%, 08/15/26 (g)	476	348
Diamondback Energy, Inc.
4.75%, 05/31/25	322	344
5.38%, 05/31/25	400	412
Discovery Communications, LLC
3.63%, 05/15/30	459	503
5.20%, 09/20/47	130	151
DISH DBS Corporation
5.88%, 11/15/24	1,520	1,512
7.75%, 07/01/26	1,455	1,542
Diversified Healthcare Trust
4.75%, 02/15/28	115	95
Dominion Energy, Inc.
2.75%, 01/15/22	268	276
Duke Energy Florida, LLC
2.50%, 12/01/29	866	936
Duke Energy Indiana, LLC
2.75%, 04/01/50	448	455
DuPont de Nemours, Inc.
3.77%, 11/15/20	278	281
Edgewell Personal Care Company
4.70%, 05/24/22	130	135
Edison International
4.95%, 04/15/25	654	720
Elanco Animal Health
5.65%, 08/28/28 (j)	200	222
Eldorado Resorts, Inc.
6.00%, 04/01/25	80	84
Eli Lilly and Company
2.25%, 05/15/50	644	615
Embarq Corporation
8.00%, 06/01/36	225	253
EMC Corp.
3.38%, 06/01/23	330	334
	Shares/Par[1]	Value ($)
Emera US Holdings Inc.
4.75%, 06/15/46	292	345
Encompass Health Corporation
5.75%, 11/01/24	410	410
4.50%, 02/01/28	395	379
Enel Finance International SA
6.00%, 10/07/39 (g)	226	301
Energizer Holdings, Inc.
5.50%, 06/15/25 (g)	405	417
7.75%, 01/15/27 (g)	525	561
Energy Transfer LP
2.90%, 05/15/25	282	288
3.75%, 05/15/30	505	500
5.15%, 02/01/43 - 03/15/45	406	382
Enlink Midstream, LLC
4.15%, 06/01/25	545	419
Entergy Texas, Inc.
3.55%, 09/30/49	364	398
Entergy Utility Assets, LLC
2.90%, 03/15/51	278	284
Enterprise Products Operating LLC
3.13%, 07/31/29	236	253
2.80%, 01/31/30	572	600
3.70%, 01/31/51	460	481
EQM Midstream Partners, LP
4.75%, 07/15/23	120	120
6.00%, 07/01/25 (g)	45	45
4.13%, 12/01/26	135	124
EQT Corporation
4.88%, 11/15/21	225	221
3.00%, 10/01/22 (f)	155	144
6.13%, 02/01/25 (f) (j)	360	359
Equitable Financial Corp.
1.40%, 07/07/25 (g)	280	280
ESH Hospitality, Inc.
5.25%, 05/01/25 (g)	230	223
4.63%, 10/01/27 (g)	485	456
Evergy Metro, Inc.
2.25%, 06/01/30	152	159
Evergy, Inc.
2.90%, 09/15/29	524	560
Exelon Corporation
4.70%, 04/15/50	210	267
Exelon Generation Company, LLC
3.25%, 06/01/25	117	126
Exxon Mobil Corporation
2.99%, 03/19/25	494	537
2.61%, 10/15/30 (k)	770	821
3.00%, 08/16/39	106	111
3.10%, 08/16/49	168	175
Fidelity National Information Services, Inc.
3.00%, 08/15/26	532	589
Fifth Third Bancorp
3.50%, 03/15/22	226	236
Fifth Third Bank, National Association
1.01%, (3M USD LIBOR + 0.25%), 10/30/20 (h)	200	200
FirstEnergy Corp.
1.60%, 01/15/26	113	114
2.65%, 03/01/30	1,250	1,302
2.25%, 09/01/30	66	66
Fiserv, Inc.
3.50%, 07/01/29	174	195
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (g)	135	130
Ford Motor Credit Company LLC
3.47%, 04/05/21	815	802
4.69%, 06/09/25	285	279
5.13%, 06/16/25 (f)	250	250
4.54%, 08/01/26	780	742
Foresight Energy LLC
0.00%, 04/01/23 (a) (g) (l)	145	—
Freeport-McMoRan Inc.
4.55%, 11/14/24	880	895
5.45%, 03/15/43	310	305

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

169

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Fresenius Medical Care Holdings, Inc.
5.13%, 10/01/21 (g)	90	95
Frontier Communications Corporation
8.50%, 04/01/26	315	298
8.00%, 04/01/27 (g)	565	574
Gartner, Inc.
4.50%, 07/01/28 (g)	215	217
General Dynamics Corporation
3.88%, 07/15/21	277	285
General Electric Co.
4.13%, 10/09/42	106	100
General Electric Company
3.45%, 05/01/27	250	256
3.63%, 05/01/30	742	745
General Motors Financial Company, Inc.
2.75%, 06/20/25	655	647
5.25%, 03/01/26	100	109
Genesis Energy, L.P.
6.25%, 05/15/26	180	155
7.75%, 02/01/28	250	220
Gilead Sciences, Inc.
4.40%, 12/01/21	591	619
4.00%, 09/01/36	374	464
4.80%, 04/01/44	74	99
Glencore Funding LLC
4.00%, 03/27/27 (g)	260	278
Global Payments Inc.
3.20%, 08/15/29	393	421
2.90%, 05/15/30	102	107
GLP Financing, LLC
5.75%, 06/01/28	220	243
Goodyear Tire & Rubber Co.
4.88%, 03/15/27	33	30
Graphic Packaging International, LLC
4.75%, 07/15/27 (g)	150	158
Gray Escrow, Inc.
7.00%, 05/15/27 (g)	380	392
Griffon Corporation
5.25%, 03/01/22	95	95
Guardian Life Insurance Co.
2.00%, 04/26/21 (g)	290	294
Gulfport Energy Corporation
6.63%, 05/01/23	280	165
6.00%, 10/15/24	435	225
H&E Equipment Services, Inc.
5.63%, 09/01/25	95	96
Hanesbrands Inc.
4.88%, 05/15/26 (g)	140	141
HCA Inc.
5.88%, 02/15/26 - 02/01/29	2,560	2,850
4.50%, 02/15/27	1,074	1,195
5.63%, 09/01/28	1,290	1,439
4.13%, 06/15/29	145	160
Healthpeak Properties, Inc.
3.00%, 01/15/30	194	202
2.88%, 01/15/31	280	288
Herc Holdings Inc.
5.50%, 07/15/27 (g)	340	342
Hertz Vehicle Financing II LP
0.00%, 10/15/24 - 08/01/26 (a) (g) (l)	790	246
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	315	313
4.88%, 01/15/30	230	226
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	470	459
Hologic, Inc.
4.38%, 10/15/25 (g)	270	273
Howmet Aerospace Inc.
5.13%, 10/01/24	375	387
5.90%, 02/01/27	285	302
Hughes Satellite Systems Corporation
5.25%, 08/01/26	340	352
Hyundai Capital America
3.45%, 03/12/21 (g)	31	31
	Shares/Par[1]	Value ($)
Icahn Enterprises L.P.
4.75%, 09/15/24	380	359
iHeartCommunications, Inc.
8.38%, 05/01/27	230	211
5.25%, 08/15/27 (g)	400	383
IHS Luxembourg S.A R.L.
6.50%, 06/01/26 (g)	390	404
Intel Corporation
3.90%, 03/25/30	646	783
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	38
International Business Machines Corporation
0.83%, (3M USD LIBOR + 0.40%), 05/13/21 (h)	558	559
1.70%, 05/15/27	284	290
1.95%, 05/15/30	214	218
2.85%, 05/15/40	864	897
Interstate Power and Light Company
2.30%, 06/01/30	80	82
IQVIA Inc.
5.00%, 05/15/27 (g)	585	597
Iron Mountain Incorporated
4.88%, 09/15/27 (g)	400	390
ITC Holdings Corp.
3.35%, 11/15/27	454	501
2.95%, 05/14/30 (g)	538	571
Jackson National Life Global Funding
3.30%, 06/11/21 - 02/01/22 (g)	934	964
John Deere Capital Corporation
3.20%, 01/10/22	239	249
2.95%, 04/01/22	514	536
Johnson & Johnson
3.40%, 01/15/38	196	230
Kaiser Aluminum Corporation
4.63%, 03/01/28 (g)	230	220
KAR Auction Services, Inc.
5.13%, 06/01/25 (g)	95	93
KB Home
6.88%, 06/15/27	70	77
Keurig Dr Pepper Inc.
3.55%, 05/25/21	318	327
4.60%, 05/25/28	636	763
4.42%, 12/15/46	84	100
KFC Holding Co.
5.25%, 06/01/26 (g)	160	164
Kimberly-Clark Corporation
3.10%, 03/26/30	250	284
Kraft Heinz Foods Company
3.95%, 07/15/25	1,000	1,064
4.63%, 01/30/29	710	767
L Brands, Inc.
7.50%, 06/15/29	305	268
6.88%, 11/01/35	335	279
L3Harris Technologies, Inc.
3.83%, 04/27/25	238	265
4.40%, 06/15/28	306	364
LABL Escrow Issuer LLC
6.75%, 07/15/26 (g)	540	563
10.50%, 07/15/27 (g)	160	170
Lamar Media Corp.
5.75%, 02/01/26	80	83
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (g)	235	243
Leidos, Inc.
2.95%, 05/15/23 (g)	118	123
4.38%, 05/15/30 (g)	138	156
Lennar Corporation
4.75%, 05/30/25	54	58
5.00%, 06/15/27	500	540
Level 3 Financing, Inc.
5.25%, 03/15/26	320	329
4.63%, 09/15/27 (g)	555	559
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (g)	475	410
Lockheed Martin Corporation
1.85%, 06/15/30	710	728

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

170

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
2.80%, 06/15/50	310	327
Lowe`s Companies, Inc.
4.50%, 04/15/30	166	204
3.70%, 04/15/46	484	538
M&T Bank Corporation
2.63%, 01/25/21	250	253
M.D.C. Holdings, Inc.
3.85%, 01/15/30	130	125
Macy's, Inc.
8.38%, 06/15/25 (g)	365	363
Marriott International, Inc.
5.75%, 05/01/25 (j)	280	305
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	360	364
MassMutual Global Funding II
1.54%, (3M USD LIBOR + 0.15%), 01/07/22 (g) (h)	410	410
0.85%, 06/09/23 (g)	354	355
MasterCard Incorporated
3.35%, 03/26/30	328	380
Mattel, Inc.
6.75%, 12/31/25 (g)	795	825
5.88%, 12/15/27 (g)	325	335
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (g)	675	664
7.25%, 04/15/25 (g)	405	367
McDonald's Corporation
4.20%, 04/01/50	360	434
Mednax, Inc.
6.25%, 01/15/27 (g)	80	80
Merck & Co., Inc.
2.35%, 06/24/40	195	198
2.45%, 06/24/50	150	151
Meredith Corporation
6.88%, 02/01/26	315	263
MetLife, Inc.
4.13%, 08/13/42	82	97
Metropolitan Life Global Funding I
3.88%, 04/11/22 (g)	581	616
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	430	448
MGM Resorts International
7.75%, 03/15/22	345	351
5.75%, 06/15/25	510	507
5.50%, 04/15/27	525	507
Microsoft Corporation
2.40%, 02/06/22	245	253
3.50%, 02/12/35	384	468
3.45%, 08/08/36	418	504
3.70%, 08/08/46	418	523
2.53%, 06/01/50	175	181
Mondelez International, Inc.
0.63%, 07/01/22	70	70
Morgan Stanley
2.63%, 11/17/21	561	576
2.72%, 07/22/25	1,350	1,432
3.88%, 01/27/26	550	623
3.59%, 07/22/28 (h)	996	1,121
2.70%, 01/22/31	898	954
3.62%, 04/01/31	518	593
MOS Holdings Inc.
4.05%, 11/15/27	246	261
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (g)	140	130
MPLX LP
4.00%, 03/15/28	374	394
4.50%, 04/15/38	376	376
4.70%, 04/15/48	112	112
MSCI Inc.
4.00%, 11/15/29 (g)	275	280
National Rural Utilities Cooperative Finance Corporation
1.75%, 01/21/22 (f)	586	599
National Securities Clearing Corporation
1.20%, 04/23/23 (g)	250	254
	Shares/Par[1]	Value ($)
Navistar International Corporation
6.63%, 11/01/25 (g)	125	119
NCR Corporation
5.75%, 09/01/27 (g)	385	385
6.13%, 09/01/29 (g)	445	447
Netflix, Inc.
5.88%, 11/15/28	590	671
4.88%, 06/15/30 (g)	795	851
New Golden Nugget Inc.
6.75%, 10/15/24 (g)	160	115
New York Life Global Funding
1.59%, (3M USD LIBOR + 0.16%), 10/01/20 (g) (h)	200	200
1.17%, (3M USD LIBOR + 0.28%), 01/28/21 (g) (h)	249	250
1.39%, (3M USD LIBOR + 0.28%), 01/21/22 (g) (h)	315	315
Newell Brands Inc.
4.70%, 04/01/26 (j)	390	409
5.88%, 04/01/36 (m)	210	223
Nexstar Escrow Corporation
5.63%, 08/01/24 (g)	315	319
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	560	559
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/25 - 11/01/29	1,462	1,579
2.25%, 06/01/30	576	593
Nielsen Finance LLC
5.00%, 04/15/22 (g)	655	653
NIKE, Inc.
3.25%, 03/27/40	94	105
3.38%, 03/27/50	72	83
Norfolk Southern Corporation
3.05%, 05/15/50	604	624
Northrop Grumman Corporation
2.08%, 10/15/20	78	78
3.25%, 01/15/28	1,074	1,201
Novartis Capital Corporation
2.75%, 08/14/50	288	304
Novelis Corporation
4.75%, 01/30/30 (g)	410	392
NRG Energy, Inc.
7.25%, 05/15/26	600	633
Occidental Petroleum Corporation
2.70%, 08/15/22	870	810
8.00%, 07/15/25	184	185
8.50%, 07/15/27	200	200
8.88%, 07/15/30	229	229
Olin Corporation
5.63%, 08/01/29	80	74
ONEOK, Inc.
3.40%, 09/01/29	482	469
Oracle Corporation
1.90%, 09/15/21	500	508
2.80%, 04/01/27	472	515
3.60%, 04/01/40 - 04/01/50	1,122	1,267
Otis Worldwide Corporation
2.57%, 02/15/30 (g)	546	573
Outfront Media Capital Corporation
5.00%, 08/15/27 (g)	265	239
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23 (g)	150	154
PACCAR Financial Corp.
0.80%, 06/08/23	41	41
Pacific Gas And Electric Company
5.00%, 07/01/28	295	293
0.00%, 11/15/23 - 12/01/46 (a) (l)	1,654	1,830
PacifiCorp
3.85%, 06/15/21	204	209
2.70%, 09/15/30	488	532
4.13%, 01/15/49	206	254
3.30%, 03/15/51	618	680
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (g)	460	474

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

171

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (g)	870	892
Parsley Energy, LLC
5.63%, 10/15/27 (g)	380	374
PBF Holding Company LLC
9.25%, 05/15/25 (g)	76	81
PECO Energy Company
2.80%, 06/15/50	92	95
Penske Automotive Group, Inc.
5.50%, 05/15/26	165	165
PepsiCo, Inc.
3.00%, 08/25/21	200	206
2.75%, 03/05/22	606	630
3.50%, 03/19/40	92	109
Performance Food Group Company
5.50%, 10/15/27 (g)	360	347
PetSmart, Inc.
5.88%, 06/01/25 (g)	1,060	1,064
Pfizer Inc.
2.20%, 12/15/21	586	602
1.70%, 05/28/30	396	403
2.70%, 05/28/50	625	644
Philip Morris International Inc.
2.63%, 02/18/22	541	556
1.13%, 05/01/23	73	74
2.10%, 05/01/30 (k)	692	713
3.88%, 08/21/42	308	350
Phillips 66
2.15%, 12/15/30	495	480
Phillips 66 Partners LP
3.15%, 12/15/29	180	185
Piedmont Natural Gas Company, Inc.
3.35%, 06/01/50	95	104
Pilgrim's Pride Corporation
5.88%, 09/30/27 (g)	155	155
Plains All American Pipeline, L.P.
3.80%, 09/15/30	180	177
PNC FUNDING CORP
3.30%, 03/08/22	392	409
Post Holdings, Inc.
5.00%, 08/15/26 (g)	395	397
5.50%, 12/15/29 (g)	390	404
Prestige Brands, Inc.
5.13%, 01/15/28 (g)	210	211
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (g)	155	146
Principal Life Global Funding II
1.25%, 05/11/23 (g)	502	509
Progress Energy, Inc.
3.15%, 04/01/22	268	278
ProLogis, L.P.
3.25%, 10/01/26	306	344
2.25%, 04/15/30	176	185
Protective Life Global Funding
0.83%, (3M USD LIBOR + 0.52%), 06/28/21 (g) (h)	200	200
2.00%, 09/14/21 (g)	576	585
Prudential Financial, Inc.
3.70%, 03/13/51	195	214
Public Service Company of Colorado
1.90%, 01/15/31	390	397
2.70%, 01/15/51	180	184
Public Service Electric and Gas Company
1.90%, 03/15/21	76	77
2.70%, 05/01/50	174	179
PulteGroup, Inc.
5.00%, 01/15/27	75	80
Qorvo, Inc.
5.50%, 07/15/26	210	218
Qualcomm Incorporated
2.15%, 05/20/30	206	215
3.25%, 05/20/50	138	152
Quicken Loans Inc.
5.75%, 05/01/25 (g)	165	169
	Shares/Par[1]	Value ($)
Range Resources Corporation
9.25%, 02/01/26 (g)	155	140
Raytheon BBN Technologies Corp.
2.80%, 03/15/22 (g)	450	465
Raytheon Technologies Corporation
4.45%, 11/16/38	78	95
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (g)	155	164
8.25%, 11/15/26 (g)	150	162
Regions Bank
0.93%, (3M USD LIBOR + 0.50%), 08/13/21 (h)	578	578
Republic Services, Inc.
2.30%, 03/01/30	144	150
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (g)	190	191
RHP Hotel Properties, LP
4.75%, 10/15/27 (g)	395	351
Rite Aid Corporation
6.13%, 04/01/23 (g)	450	437
7.50%, 07/01/25 (g)	160	160
Roper Technologies, Inc.
2.95%, 09/15/29	184	201
2.00%, 06/30/30	150	150
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30 (g) (k)	134	148
Sabre GLBL Inc.
5.38%, 04/15/23 (g)	310	292
Safeway Inc.
4.63%, 01/15/27 (g)	330	330
4.88%, 02/15/30 (g)	560	575
San Diego Gas & Electric Company
3.32%, 04/15/50	290	316
SBA Communications Corporation
4.88%, 09/01/24	210	215
Schlumberger Holdings Corporation
3.90%, 05/17/28 (g)	250	268
Scientific Games International, Inc.
5.00%, 10/15/25 (g)	240	223
Sealed Air Corporation
5.13%, 12/01/24 (g)	155	165
Select Medical Corporation
6.25%, 08/15/26 (g)	155	157
Service Corporation International
4.63%, 12/15/27	280	292
5.13%, 06/01/29	350	376
Simon Property Group, L.P.
3.38%, 10/01/24	384	412
3.25%, 09/13/49	146	139
Sinclair Television Group, Inc.
5.13%, 02/15/27 (g)	315	287
Sirius XM Radio Inc.
5.00%, 08/01/27 (g)	915	937
5.50%, 07/01/29 (g)	340	359
Six Flags Operations Inc.
4.88%, 07/31/24 (g)	240	215
5.50%, 04/15/27 (f) (g)	230	206
SLM Corporation
6.13%, 03/25/24	530	505
Solera, LLC
10.50%, 03/01/24 (g)	155	158
Southern California Edison Company
2.25%, 06/01/30	524	532
3.65%, 02/01/50	226	249
Southwest Gas Corporation
2.20%, 06/15/30	210	216
Southwestern Energy Co.
6.20%, 01/23/25 (f) (j)	405	349
Spectrum Brands, Inc.
5.75%, 07/15/25	475	487
5.00%, 10/01/29 (g)	155	153
Spectrum Management Holding Company, LLC
4.50%, 09/15/42	296	318
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (g)	145	144

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

172

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Springleaf Finance Corporation
7.13%, 03/15/26	380	393
5.38%, 11/15/29	485	456
Sprint Capital Corporation
8.75%, 03/15/32	1,270	1,816
Sprint Corporation
7.13%, 06/15/24	1,595	1,799
7.63%, 02/15/25	1,560	1,799
SS&C Technologies, Inc.
5.50%, 09/30/27 (g)	305	312
Standard Industries Inc.
4.75%, 01/15/28 (g)	650	659
Staples, Inc.
7.50%, 04/15/26 (g)	715	562
10.75%, 04/15/27 (g)	475	289
Starbucks Corporation
2.55%, 11/15/30	410	430
3.35%, 03/12/50	220	226
State Street Corporation
4.14%, 12/03/29	360	431
Station Casinos LLC
5.00%, 10/01/25 (g)	340	300
Stryker Corporation
1.95%, 06/15/30	110	111
2.90%, 06/15/50	90	90
Summit Materials, LLC
6.13%, 07/15/23	150	150
Sunoco Logistics Partners Operations L.P.
5.30%, 04/01/44	74	71
5.35%, 05/15/45	128	124
Targa Resource Corporation
6.75%, 03/15/24	595	599
5.88%, 04/15/26	850	845
TEGNA Inc.
4.63%, 03/15/28 (g)	160	147
Tempur Sealy International, Inc.
5.50%, 06/15/26	710	725
Tenet Healthcare Corporation
6.75%, 06/15/23	615	610
5.13%, 05/01/25	410	397
4.88%, 01/01/26 (g)	955	936
6.25%, 02/01/27 (g)	775	769
Texas Instruments Incorporated
1.75%, 05/04/30	278	283
The ADT Security Corporation
4.13%, 06/15/23	160	161
The AES Corporation
5.50%, 04/15/25	240	246
3.95%, 07/15/30 (g)	280	286
The Bank of New York Mellon Corporation
2.05%, 05/03/21	772	782
The Boeing Company
4.51%, 05/01/23 (j)	294	310
4.88%, 05/01/25 (j)	224	245
5.04%, 05/01/27 (j)	268	299
5.15%, 05/01/30 (j)	465	518
3.25%, 02/01/35	392	358
5.71%, 05/01/40 (j)	468	529
The Chemours Company
6.63%, 05/15/23	425	407
7.00%, 05/15/25 (f)	340	325
The Clorox Company
1.80%, 05/15/30	128	129
The Coca-Cola Company
2.50%, 06/01/40	216	224
2.60%, 06/01/50	694	701
The Gap, Inc.
8.38%, 05/15/23 (g)	340	369
The Goldman Sachs Group, Inc.
5.00%, (callable at 100 beginning 11/10/22) (f) (i)	410	379
2.63%, 04/25/21	171	174
3.00%, 04/26/22	440	448
3.50%, 04/01/25	1,988	2,180
3.85%, 01/26/27	562	632
3.69%, 06/05/28 (h)	700	784
	Shares/Par[1]	Value ($)
3.81%, 04/23/29	508	574
3.80%, 03/15/30	532	607
4.02%, 10/31/38	220	257
The Hershey Company
2.65%, 06/01/50 (f)	130	132
The Home Depot, Inc.
3.30%, 04/15/40	472	533
3.13%, 12/15/49	74	81
3.35%, 04/15/50	188	216
The Huntington National Bank
3.25%, 05/14/21	272	278
The Kroger Co.
3.88%, 10/15/46	218	245
The Narragansett Electric Company
3.40%, 04/09/30 (g)	172	194
The TJX Companies, Inc.
3.50%, 04/15/25	322	358
The Travelers Companies, Inc.
2.55%, 04/27/50	267	263
The Walt Disney Company
3.50%, 05/13/40	240	262
2.75%, 09/01/49	138	135
T-Mobile USA, Inc.
3.50%, 04/15/25 (g)	330	360
3.75%, 04/15/27 (g)	594	658
4.75%, 02/01/28	2,090	2,208
2.05%, 02/15/28 (g)	655	655
3.88%, 04/15/30 (g)	176	195
2.55%, 02/15/31 (g)	355	356
4.38%, 04/15/40 (g)	208	240
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30 (g)	650	696
TransDigm Inc.
6.25%, 03/15/26 (g)	615	615
Triumph Group, Inc.
7.75%, 08/15/25 (f)	165	126
Tronox Incorporated
6.50%, 04/15/26 (f) (g)	100	94
Truist Financial Corporation
2.75%, 04/01/22	571	591
Trustees of Boston University
3.17%, 10/01/50	220	236
Tucson Electric Power Company
4.00%, 06/15/50	278	325
Tyson Foods, Inc.
2.25%, 08/23/21	268	272
3.55%, 06/02/27	468	518
4.55%, 06/02/47	76	91
Union Electric Company
2.95%, 03/15/30	676	757
Union Pacific Corporation
3.55%, 08/15/39	590	663
United Rentals (North America), Inc.
5.50%, 05/15/27	310	321
3.88%, 11/15/27	410	409
4.88%, 01/15/28	940	963
United States Steel Corporation
12.00%, 06/01/25 (g)	150	154
United Technologies Corporation
4.13%, 11/16/28	1,270	1,497
UnitedHealth Group Incorporated
3.15%, 06/15/21	250	257
3.50%, 08/15/39	345	401
2.75%, 05/15/40	585	619
Upjohn Inc.
1.13%, 06/22/22 (g)	400	402
1.65%, 06/22/25 (g)	100	102
2.30%, 06/22/27 (g)	120	124
2.70%, 06/22/30 (g)	320	329
3.85%, 06/22/40 (g)	60	64
4.00%, 06/22/50 (g)	110	118
US Bank NA
3.15%, 04/26/21	940	959
Verizon Communications Inc.
1.32%, (3M USD LIBOR + 1.00%), 03/16/22 (h)	440	446

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

173

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
4.33%, 09/21/28	450	543
3.15%, 03/22/30	674	760
4.27%, 01/15/36	872	1,080
4.00%, 03/22/50	252	321
Vertical US Newco Inc
5.50%, 07/30/27	200	200
ViacomCBS Inc.
4.75%, 05/15/25	330	376
4.60%, 01/15/45	200	214
4.95%, 05/19/50	109	121
VICI Properties Inc.
3.50%, 02/15/25 (g)	300	282
3.75%, 02/15/27 (g)	375	352
4.13%, 08/15/30 (g)	370	353
Visa Inc.
2.70%, 04/15/40	362	387
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	480	493
Volkswagen Group of America, Inc.
2.70%, 09/26/22 (g)	708	731
3.20%, 09/26/26 (g)	276	296
Walmart Inc.
3.95%, 06/28/38	274	349
Wand Merger Corporation
8.13%, 07/15/23 (g)	190	195
Waste Management, Inc.
4.00%, 07/15/39	97	100
WEC Energy Group Inc.
3.38%, 06/15/21	171	176
Wells Fargo & Company
2.41%, 10/30/25	360	375
3.00%, 04/22/26	647	705
3.20%, 06/17/27	1,182	1,281
3.58%, 05/22/28 (h)	846	939
2.39%, 06/02/28	230	238
4.15%, 01/24/29	762	897
2.57%, 02/11/31	384	401
4.48%, 04/04/31	994	1,201
Wells Fargo Bank, National Association
3.33%, 07/23/21	576	577
Welltower Inc.
4.00%, 06/01/25	340	376
3.10%, 01/15/30	392	405
2.75%, 01/15/31	250	249
WESCO Distribution, Inc.
7.13%, 06/15/25 (g)	244	257
7.25%, 06/15/28 (g)	244	257
Western Digital Corporation
4.75%, 02/15/26	155	160
Wolverine Escrow LLC
8.50%, 11/15/24 (g)	245	179
9.00%, 11/15/26 (g)	485	355
WPX Energy, Inc.
5.75%, 06/01/26	300	290
4.50%, 01/15/30	165	146
Wyndham Destinations, Inc.
5.75%, 04/01/27 (j)	155	151
Wynn Las Vegas, LLC
5.50%, 03/01/25 (g)	1,050	965
Xcel Energy Inc.
2.40%, 03/15/21	50	51
XPO Logistics Inc.
6.50%, 06/15/22 (g)	250	250
XPO Logistics, Inc.
6.75%, 08/15/24 (g)	305	319
Xylem Inc.
1.95%, 01/30/28	180	181
Yum! Brands, Inc.
4.75%, 01/15/30 (g)	300	307
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (g)	150	142
6.13%, 03/01/28 (g)	150	146
Zoetis Inc.
0.82%, (3M USD LIBOR + 0.44%), 08/20/21 (h)	318	318
3.90%, 08/20/28	580	683
	Shares/Par[1]	Value ($)
2.00%, 05/15/30	230	234
3.00%, 05/15/50	179	188
		286,754
United Kingdom 1.1%
Avon International Capital P.L.C.
6.50%, 08/15/22 (g)	140	138
BAE Systems PLC
3.40%, 04/15/30 (g)	516	563
Barclays PLC
1.77%, (3M USD LIBOR + 0.46%), 01/11/21 (h)	320	321
1.70%, 05/12/22 (k)	221	225
BAT Capital Corp.
3.56%, 08/15/27	256	277
4.39%, 08/15/37	490	534
4.54%, 08/15/47	236	256
Diageo Capital PLC
1.38%, 09/29/25	242	246
2.00%, 04/29/30	200	206
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	200	207
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	360	369
HSBC Holdings PLC
2.02%, (3M USD LIBOR + 1.66%), 05/25/21 (h)	277	280
3.80%, 03/11/25 (k)	404	436
2.63%, 11/07/25 (k)	534	553
4.29%, 09/12/26 (k)	584	649
4.95%, 03/31/30 (k)	654	784
Imperial Brands Finance PLC
3.13%, 07/26/24 (g) (j)	404	420
3.50%, 07/26/26 (g) (j)	282	301
International Game Technology PLC
6.50%, 02/15/25 (g)	365	373
Lloyds Bank PLC
3.30%, 05/07/21 (k)	561	574
Lloyds Banking Group PLC
3.87%, 07/09/25 (k)	960	1,044
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (g)	806	830
Santander UK Group Holdings PLC
0.97%, (3M USD LIBOR + 0.62%), 06/01/21 (h)	578	580
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (g)	625	653
Standard Chartered PLC
2.82%, 01/30/26 (g)	530	542
4.64%, 04/01/31 (g)	354	402
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	472	509
2.36%, 05/22/24 (k)	200	205
4.52%, 06/25/24 (h) (k)	230	250
4.27%, 03/22/25 (k)	760	826
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (g)	200	209
Vodafone Group Public Limited Company
4.13%, 05/30/25	298	337
5.00%, 05/30/38	100	125
4.25%, 09/17/50	654	770
7.00%, 04/04/79	150	176
		15,170
Canada 1.1%
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (g)	194	200
Bank of Montreal
1.90%, 08/27/21	396	402
2.90%, 03/26/22 (k)	526	548
Bausch Health Companies Inc.
5.00%, 01/30/28 (g)	815	768
Bell Canada Enterprises Inc.
4.30%, 07/29/49	144	178
Bombardier Inc.
7.50%, 12/01/24 - 03/15/25 (g)	650	423
7.88%, 04/15/27 (g)	160	104

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

174

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (g)	140	134
Canadian Imperial Bank of Commerce
0.87%, (3M USD LIBOR + 0.32%), 02/02/21 (h)	576	577
0.95%, 06/23/23 (k)	182	183
2.61%, 07/22/23 (k)	704	728
Enbridge Inc.
3.13%, 11/15/29	804	837
Fédération des caisses Desjardins du Québec
2.05%, 02/10/25 (g) (k)	344	354
Garda World Security Corporation
4.63%, 02/15/27 (g)	100	98
Glencore Finance (Canada) Limited
5.55%, 10/25/42 (g) (m)	118	128
MEG Energy Corp.
6.50%, 01/15/25 (g)	375	350
7.13%, 02/01/27 (g)	110	91
National Bank of Canada
0.71%, (3M USD LIBOR + 0.40%), 03/21/21 (g) (h) (k)	550	550
NOVA Chemicals Corporation
4.88%, 06/01/24 (g)	300	279
5.25%, 06/01/27 (g)	330	290
Open Text Corporation
4.13%, 02/15/30 (g)	130	128
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (g)	160	160
5.00%, 10/15/25 (g)	320	318
Rogers Communications Inc.
0.91%, (3M USD LIBOR + 0.60%), 03/22/22 (h)	241	241
Royal Bank of Canada
3.20%, 04/30/21	586	600
1.42%, (3M USD LIBOR + 0.73%), 02/01/22 (h)	240	242
Stars Group Holdings B.V.
7.00%, 07/15/26 (g)	210	221
Suncor Energy Inc.
3.60%, 12/01/24	185	200
3.10%, 05/15/25	380	406
The Bank of Nova Scotia
2.70%, 03/07/22	596	617
0.80%, 06/15/23 (k)	302	302
The Toronto-Dominion Bank
3.25%, 06/11/21	630	647
0.75%, 06/12/23 (k)	517	520
TransCanada PipeLines Limited
4.25%, 05/15/28	645	741
4.10%, 04/15/30	535	610
Videotron ltee
5.13%, 04/15/27 (g)	770	803
		13,978
Japan 0.8%
Mitsubishi UFJ Financial Group Inc
3.76%, 07/26/23	716	777
2.19%, 09/13/21 - 02/25/25	1,306	1,340
Mizuho Financial Group Inc
2.63%, 04/12/21 (g)	300	304
2.27%, 09/13/21	481	490
2.72%, 07/16/23	708	730
2.23%, 05/25/26	972	996
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	350	356
2.78%, 07/12/22	264	275
2.70%, 07/16/24	1,520	1,606
2.35%, 01/15/25	688	718
1.47%, 07/08/25	280	280
2.13%, 07/08/30	260	261
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	1,016	1,059
5.00%, 11/26/28	370	456
2.05%, 03/31/30	690	689
3.18%, 07/09/50	200	201
		10,538
	Shares/Par[1]	Value ($)
Netherlands 0.7%
ABN AMRO Bank N.V.
1.55%, (3M USD LIBOR + 0.41%), 01/19/21 (g) (h)	277	278
3.40%, 08/27/21 (g)	346	357
Alcoa Nederland Holding B.V.
7.00%, 09/30/26 (g)	200	207
6.13%, 05/15/28 (g)	365	376
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (g)	1,000	981
Constellium SE
6.63%, 03/01/25 (g)	320	323
Cooperatieve Rabobank U.A.
1.42%, (3M USD LIBOR + 0.43%), 04/26/21 (h)	959	962
Coöperatieve Rabobank U.A.
3.88%, 09/26/23 (g)	450	491
ING Groep N.V.
3.15%, 03/29/22	571	593
Neptune Finco Corp.
10.88%, 10/15/25 (g)	305	328
OCI N.V.
5.25%, 11/01/24 (g)	240	231
Sensata Technologies, Inc.
4.38%, 02/15/30 (g)	485	480
Shell International Finance B.V.
2.25%, 11/10/20	248	250
2.38%, 04/06/25	1,320	1,401
2.75%, 04/06/30	945	1,025
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	200	203
8.50%, 08/15/27 (g)	200	214
Ziggo Secured Finance B.V.
5.50%, 01/15/27 (g)	150	152
		8,852
France 0.6%
Altice France
7.38%, 05/01/26 (g)	1,285	1,338
Banque Fédérative du Crédit Mutuel
2.38%, 11/21/24 (g)	354	372
BNP Paribas
3.80%, 01/10/24 (g)	868	939
2.22%, 06/09/26 (g) (k)	370	378
BPCE
2.38%, 01/14/25 (g)	708	732
Credit Agricole SA
2.61%, (3M USD LIBOR + 1.18%), 07/01/21 (g) (h)	250	252
2.74%, (3M USD LIBOR + 1.43%), 01/10/22 (g) (h)	280	282
1.91%, 06/16/26 (g)	300	304
4.13%, 01/10/27 (g)	362	410
Societe Generale
2.50%, 04/08/21 (g)	457	465
3.88%, 03/28/24 (g) (k)	1,035	1,104
Total Capital International
2.83%, 01/10/30	331	360
2.99%, 06/29/41	125	128
3.46%, 07/12/49	164	176
3.13%, 05/29/50	130	133
		7,373
Switzerland 0.4%
Credit Suisse Group AG
4.21%, 06/12/24 (g)	502	540
2.59%, 09/11/25 (g)	950	979
4.28%, 01/09/28 (g)	988	1,106
Credit Suisse Group Funding (Guernsey) Ltd
3.45%, 04/16/21	590	604
Credit Suisse Holdings (USA), Inc.
1.00%, 05/05/23	267	269
UBS Group AG
3.13%, 08/13/30 (g)	372	401
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (g)	290	327

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

175

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (g)	754	790
		5,016
Australia 0.3%
Australia and New Zealand Banking Group Limited
3.30%, 05/17/21	712	731
BHP Billiton Finance (USA) Limited
2.88%, 02/24/22	571	592
Commonwealth Bank of Australia
1.15%, (3M USD LIBOR + 0.83%), 09/06/21 (g) (h)	576	580
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (g)	160	160
Macquarie Bank Limited
0.95%, (3M USD LIBOR + 0.45%), 08/06/21 (g) (h)	429	429
National Australia Bank Limited
2.20%, (3M USD LIBOR + 0.89%), 01/10/22 (g) (h)	949	957
Newcrest Finance Pty Limited
3.25%, 05/13/30 (g)	150	160
Scentre Group Trust 1
3.25%, 10/28/25 (f) (g)	308	317
Telstra Corporation Limited
4.80%, 10/12/21 (g)	400	418
		4,344
Ireland 0.2%
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	420	395
6.50%, 07/15/25	150	157
AIB Group Public Limited Company
4.26%, 04/10/25 (g)	428	455
Avolon Holdings Funding Limited
2.88%, 02/15/25 (g)	540	454
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	500	508
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	516	572
		2,541
Sweden 0.1%
Nordea Bank AB
2.25%, 05/27/21 (g)	586	596
Svenska Handelsbanken AB
0.63%, 06/30/23 (g)	250	250
Swedbank AB
0.68%, (3M USD LIBOR + 0.36%), 09/08/20 (h)	750	751
		1,597
Italy 0.1%
Enel Finance International N.V.
4.88%, 06/14/29 (g)	268	317
Eni S.p.A.
4.25%, 05/09/29 (g)	206	225
Telecom Italia Capital
6.38%, 11/15/33	340	383
6.00%, 09/30/34	420	457
		1,382
Belgium 0.1%
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38	678	779
4.60%, 04/15/48	345	406
4.44%, 10/06/48	90	104
		1,289
Jersey 0.1%
Adient Global Holdings Ltd
4.88%, 08/15/26 (g)	530	439
UBS Group Funding (Jersey) Limited
2.65%, 02/01/22 (g)	750	772
		1,211
Luxembourg 0.1%
Altice Financing S.A.
7.50%, 05/15/26 (g)	760	798
	Shares/Par[1]	Value ($)
5.00%, 01/15/28 (g)	330	328
		1,126
Spain 0.1%
Banco Santander, S.A.
2.71%, 06/27/24 (k)	800	840
3.49%, 05/28/30 (k)	200	214
		1,054
Hong Kong 0.1%
CK Hutchison International (16) Limited
1.88%, 10/03/21 (g)	320	322
CK Hutchison International (19) Limited
3.25%, 04/11/24 (g)	410	434
CK Hutchison International (20) Limited
2.50%, 05/08/30 (g)	288	295
		1,051
Germany 0.1%
IHO Verwaltungs GmbH
4.75%, 09/15/26 (g) (n)	200	197
KfW
0.00%, 12/15/22, EUR (o)	70	80
Siemens Financieringsmaatschappij N.V.
1.70%, 09/15/21 (g)	250	254
3.25%, 05/27/25 (g)	306	339
		870
Denmark 0.1%
Danske Bank A/S
5.38%, 01/12/24 (g)	430	479
3.24%, 12/20/25 (g)	364	378
		857
New Zealand 0.0%
ANZ New Zealand (Int'l) Limited
2.88%, 01/25/22 (g)	250	258
BNZ International Funding Limited
2.10%, 09/14/21 (g)	250	254
		512
Liberia 0.0%
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (g)	112	114
11.50%, 06/01/25 (g)	324	338
		452
Norway 0.0%
DNB ASA
1.82%, (3M USD LIBOR + 0.37%), 10/02/20 (g) (h)	250	250
Total Corporate Bonds And Notes (cost $358,286)		366,217
GOVERNMENT AND AGENCY OBLIGATIONS 10.3%
Japan 2.9%
Cabinet Office, Government of Japan
0.10%, 06/20/21, JPY	459,050	4,263
0.80%, 06/20/22, JPY	400,800	3,781
0.10%, 09/20/24 - 03/20/30, JPY	1,223,050	11,422
2.10%, 03/20/30, JPY	9,750	108
1.50%, 03/20/34, JPY	3,800	41
1.20%, 03/20/35, JPY	58,750	618
1.30%, 06/20/35, JPY	443,850	4,732
0.70%, 03/20/37, JPY	4,800	47
0.60%, 12/20/23 - 12/20/37, JPY	180,900	1,742
2.00%, 03/20/42, JPY	5,450	67
1.90%, 09/20/42, JPY	347,550	4,189
1.40%, 09/20/34 - 03/20/55, JPY	91,250	1,039
0.40%, 12/20/49 - 03/20/50, JPY	13,200	116
2.20%, 09/20/26 - 03/20/50, JPY	345,750	3,995
0.90%, 03/20/57, JPY	203,250	2,052
		38,212
United States of America 1.8%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K094, REMIC, 1.02%, 06/25/29 (h)	1,275	87
Interest Only, Series X3-K094, REMIC, 2.20%, 07/25/47 (h)	588	89

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

176

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.08%, (1M USD LIBOR + 5.90%), 04/25/23 (h)	365	379
Series 2017-2M2-C07, REMIC, 2.68%, (1M USD LIBOR + 2.50%), 05/28/30 (h)	300	301
Treasury, United States Department of
2.50%, 01/31/21 (b)	20,872	21,152
1.38%, 01/31/22	1,180	1,202
2.00%, 02/15/50	499	571
		23,781
Italy 1.3%
Segretariato Generale Della Presidenza Della Repubblica
4.00%, 09/01/20, EUR	110	124
0.20%, 10/15/20, EUR (e)	176	198
0.45%, 06/01/21, EUR (e)	1,864	2,104
0.35%, 11/01/21 - 02/01/25, EUR	3,567	3,997
1.35%, 04/15/22 - 04/01/30, EUR	2,451	2,788
1.00%, 07/15/22, EUR (e)	278	318
0.05%, 01/15/23, EUR	1,355	1,517
1.85%, 05/15/24, EUR	92	109
2.00%, 12/01/25, EUR	21	25
1.60%, 06/01/26, EUR	1,747	2,052
2.80%, 12/01/28 - 03/01/67, EUR	222	278
3.00%, 08/01/29, EUR (e)	22	29
0.40%, 05/15/30, EUR (e) (p)	310	334
2.45%, 09/01/33, EUR	15	19
2.25%, 09/01/36, EUR (e)	1,376	1,661
4.00%, 02/01/37, EUR (e)	20	29
3.45%, 03/01/48, EUR (e)	27	38
3.85%, 09/01/49, EUR (e)	689	1,044
		16,664
France 1.1%
Republique Francaise Presidence
0.00%, 03/25/23, EUR (e)	1,830	2,091
2.25%, 05/25/24, EUR (e)	2,208	2,756
0.50%, 05/25/26 - 05/25/29, EUR (e)	3,928	4,679
0.75%, 05/25/28 - 11/25/28, EUR (e)	49	60
0.10%, 03/01/29, EUR (e) (p)	335	411
1.25%, 05/25/34, EUR (e)	1,163	1,515
4.75%, 04/25/35, EUR (e)	22	42
3.25%, 05/25/45, EUR (e)	586	1,088
2.00%, 05/25/48, EUR (e)	9	14
1.50%, 05/25/50, EUR (e)	36	51
4.00%, 04/25/55, EUR	286	660
4.00%, 04/25/60, EUR (e)	3	7
1.75%, 06/25/39 - 05/25/66, EUR (e)	331	523
		13,897
United Kingdom 1.0%
HM Treasury
4.00%, 03/07/22, GBP (e)	23	30
0.75%, 07/22/23, GBP (e)	328	417
2.75%, 09/07/24, GBP (e)	1,265	1,752
0.63%, 06/07/25, GBP	56	72
1.50%, 07/22/26, GBP	1	1
0.88%, 10/22/29, GBP	988	1,307
4.25%, 12/07/27 - 03/07/36, GBP (e)	784	1,282
1.75%, 09/07/22 - 09/07/37, GBP (e)	985	1,271
4.75%, 12/07/38, GBP	789	1,698
3.25%, 01/22/44, GBP (e)	12	23
3.50%, 01/22/45 - 07/22/68, GBP (e)	32	76
4.25%, 12/07/46, GBP	878	2,035
1.50%, 07/22/47, GBP (e)	19	28
1.75%, 01/22/49 - 07/22/57, GBP	1,252	2,018
3.75%, 07/22/52, GBP (e)	9	21
2.50%, 07/22/65, GBP (e)	705	1,536
		13,567
Spain 0.7%
Estado Español
0.40%, 04/30/22, EUR	1,156	1,318
0.25%, 07/30/24, EUR	196	224
1.95%, 04/30/26 - 07/30/30, EUR (e)	1,234	1,553
1.45%, 10/31/27 - 04/30/29, EUR	34	41
1.40%, 07/30/28, EUR (e)	52	64
	Shares/Par[1]	Value ($)
0.60%, 10/31/29, EUR	19	22
0.50%, 04/30/30, EUR (e)	2,070	2,346
1.25%, 10/31/30, EUR (e)	580	703
2.35%, 07/30/33, EUR	3	4
4.20%, 01/31/37, EUR (e)	531	907
1.20%, 10/31/40, EUR (e)	510	587
4.70%, 07/30/41, EUR	429	816
2.70%, 10/31/48, EUR (e)	92	139
1.00%, 10/31/50, EUR	29	30
3.45%, 07/30/66, EUR	134	246
		9,000
Germany 0.3%
Bundesrepublik Deutschland
0.00%, 03/11/22 - 08/15/50, EUR	258	292
1.50%, 05/15/23, EUR (e)	497	594
1.00%, 08/15/24, EUR (e)	30	36
0.25%, 02/15/27, EUR (e)	1,743	2,079
4.00%, 01/04/37, EUR (e)	78	150
3.25%, 07/04/42, EUR (e)	443	875
2.50%, 08/15/46, EUR (e)	166	312
1.25%, 08/15/48, EUR (e)	3	5
		4,343
Australia 0.2%
Commonwealth of Australia
2.00%, 12/21/21, AUD	26	18
2.75%, 04/21/24, AUD	689	519
4.75%, 04/21/27, AUD (e)	746	656
2.25%, 05/21/28, AUD (e)	1,416	1,088
3.75%, 04/21/37, AUD (e)	426	397
3.00%, 03/21/47, AUD (e)	154	134
		2,812
Belgium 0.2%
Federale Overheidsdienst Kanselarij van de Eerste Minister
2.60%, 06/22/24, EUR (e)	13	16
1.00%, 06/22/26, EUR (e)	14	17
0.80%, 06/22/28, EUR (e)	801	977
3.00%, 06/22/34, EUR (e)	440	692
1.90%, 06/22/38, EUR (e)	14	20
3.75%, 06/22/45, EUR (e)	300	592
1.60%, 06/22/47, EUR (e)	5	7
1.70%, 06/22/50, EUR	142	206
2.25%, 06/22/57, EUR	3	5
2.15%, 06/22/66, EUR (e)	92	161
		2,693
Canada 0.2%
Canada, Government of
1.75%, 03/01/23, CAD	1,118	856
2.25%, 06/01/25 - 06/01/29, CAD	1,014	834
1.50%, 06/01/26, CAD	330	259
2.00%, 06/01/28, CAD	1	1
5.00%, 06/01/37, CAD	58	71
3.50%, 12/01/45, CAD	214	246
2.75%, 12/01/48 - 12/01/64, CAD	258	281
		2,548
United Arab Emirates 0.1%
The United Arab Emirates, Government of
2.50%, 10/11/22 (e)	1,655	1,709
Kuwait 0.1%
Kuwait, Government of
2.75%, 03/20/22 (e)	1,657	1,707
Netherlands 0.1%
Staat der Nederlanden
0.25%, 07/15/29, EUR	400	474
2.50%, 01/15/33, EUR (e)	373	564
4.00%, 01/15/37, EUR (e)	9	17
0.50%, 01/15/40, EUR	211	262
2.75%, 01/15/47, EUR (e)	142	275
		1,592
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (e)	1,180	1,285

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

177

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Saudi Arabia 0.1%
Saudi Arabia, Kingdom of
3.25%, 10/26/26 (e)	918	991
Denmark 0.1%
Danmarks Nationalbank
3.00%, 11/15/21, DKK	30	5
1.50%, 11/15/23, DKK	28	5
1.75%, 11/15/25, DKK	18	3
0.50%, 11/15/27, DKK	45	7
0.50%, 11/15/29, DKK (e)	1,476	240
4.50%, 11/15/39, DKK	1,266	357
		617
Sweden 0.0%
OSMTH Of the Kingdom Of Sweden
3.50%, 06/01/22 - 03/30/39, SEK (e)	500	82
1.50%, 11/13/23, SEK (e)	35	4
2.50%, 05/12/25, SEK (e)	35	4
0.75%, 05/12/28, SEK	2,515	289
2.25%, 06/01/32, SEK (e)	15	2
		381
Austria 0.0%
Republik Osterreich
0.85%, 06/30/20, EUR (e)	154	185
Total Government And Agency Obligations (cost $133,999)		135,984
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
United States of America 0.4%
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2018-C-NP1, REMIC, 4.74%, 07/15/20	51	50
CWMBS, Inc.
Series 2005-A36-24, REMIC, 5.50%, 11/25/35	503	422
Deephaven Residential Mortgage Trust
Series 2019-B2-4A, REMIC, 4.92%, 11/25/23	400	339
Exeter Automobile Receivables Trust
Series 2019-D-3A, 3.11%, 08/15/23	495	493
FWDSecuritization Trust
Series 2019-M1-INV1, 3.48%, 06/25/49 (h)	500	480
Honda Auto Receivables Owner Trust
Series 2018-A2-4, 2.98%, 05/17/21	241	241
New Residential Mortgage Loan Trust
Series 2019-B1-NQM4, 3.74%, 10/25/24	400	353
PRPM, LLC
Series 2019-A1-3A, 3.35%, 07/25/22 (m)	431	431
Starwood Mortgage Residential Trust
Series 2019-M1-1, REMIC, 3.76%, 06/25/49	486	477
Series 2020-B1-1, REMIC, 3.73%, 02/25/50 (h)	500	428
Toyota Auto Receivables Owner Trust
Series 2019-A2A-A, 2.83%, 10/15/21	213	214
Verus Securitization Trust
Series 2019-M1-INV2, REMIC, 3.50%, 07/25/59	500	475
Volt LXXXI, LLC
Series 2019-A1A-NPL7, REMIC, 3.18%, 09/26/22 (m)	339	337
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,016)		4,740
PREFERRED STOCKS 0.2%
Germany 0.2%
Bayerische Motoren Werke AG	1	27
Henkel AG & Co. KGaA (k)	2	165
Porsche Automobil Holding SE (k)	2	87
Sartorius AG	—	111
Volkswagen AG (a) (k)	13	1,948
		2,338
Brazil 0.0%
Itau Unibanco Holding S.A. (k)	138	654
Switzerland 0.0%
Lindt & Spruengli AG (k)	—	99
Schindler Holding AG (k)	—	95
		194
Spain 0.0%
Grifols, S.A. - Class B	3	47
	Shares/Par[1]	Value ($)
Italy 0.0%
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	—	5
Total Preferred Stocks (cost $2,979)		3,238
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (a)	15	7
Telefonica SA (a)	45	9
United States of America 0.0%
T-Mobile USA, Inc. (a)	3	—
Total Rights (cost $18)		16
SENIOR FLOATING RATE INSTRUMENTS 0.0%
United States of America 0.0%
Foresight Energy, LLC
2019 Term Loan B, 0.00%, 03/16/22 (a) (l)	85	5
Gavilan Resources, LLC
2019 1st Lien Term Loan, 0.00%, 02/24/24 (a) (c) (l)	45	—
Tapstone Energy Holdings III, LLC
Term Loan, 5.00%, (1M LIBOR + 4.00%), 04/17/24 (c) (h)	1	1
Total Senior Floating Rate Instruments (cost $126)		6
SHORT TERM INVESTMENTS 8.4%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (q) (r)	63,016	63,016
Treasury Securities 2.4%
Canada, Government of
0.32%, 03/04/21, CAD (s)	14,570	10,714
0.27%, 04/01/21, CAD (s)	14,561	10,705
0.31%, 04/29/21, CAD (s)	14,564	10,693
		32,112
Commercial Paper 0.6%
American Honda Finance Corporation
2.05%, 07/20/20 (s)	600	600
AstraZeneca PLC
2.00%, 10/28/20 (s)	280	279
AT&T Inc.
1.52%, 08/03/20 (s)	600	599
BP Capital Markets P.L.C.
1.60%, 09/02/20 (s)	570	570
Caisse des Dépôts et Consignations
0.46%, 11/18/20 (s)	500	500
Enbridge Inc.
0.80%, 09/14/20 (s)	102	102
ENI Finance USA Inc.
2.46%, 07/07/20 - 07/10/20 (s)	900	900
Exxon Mobil Corporation
0.95%, 09/17/20 (s)	530	530
Glencore Funding LLC
1.58%, 07/08/20 (s)	300	300
Mitsubishi International Corporation
0.93%, 07/31/20 (s)	570	570
NatWest Markets plc
0.80%, 07/29/20 (s)	250	250
Sumitomo Mitsui Trust Bank, Limited Singapore Branch
0.51%, 07/23/20 (s)	500	500
The Walt Disney Company
1.95%, 08/21/20 (s)	600	600
Total Capital Canada Ltd.
1.00%, 11/04/20 (s)	560	559
Toyota Motor Credit Corporation
1.60%, 02/01/21 (s)	600	599
		7,458
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (q) (r)	5,156	5,156
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.31%, 09/17/20 (b) (s)	450	450

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

178

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
0.15%, 05/20/21 (s)	1,210	1,208
		1,658
Certificates of Deposit 0.1%
Natixis
1.97%, 12/18/20 (h)	800	806
Discount Notes 0.0%
Barclays PLC
0.00%, 06/24/21 (s) (t)	250	250
Total Short Term Investments (cost $109,364)		110,456
Total Investments 99.1% (cost $1,289,971)		1,307,185
Total Securities Sold Short (0.4)% (proceeds $4,723)		(4,731)
Total Purchased Options 0.4% (cost $10,153)		5,293
Other Derivative Instruments 0.2%		2,141
Other Assets and Liabilities, Net 0.7%		9,281
Total Net Assets 100.0%		1,319,169

(a)  Non-income producing security.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  All or a portion of the security was on loan as of June 30, 2020.

(g)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $120,285 and 9.1% of the Fund.

(h)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i)  Perpetual security. Next contractual call date presented, if applicable.

(j)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k)   Convertible security.

(l)  As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(n)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p)  Treasury inflation indexed note, par amount is adjusted for inflation.

(q)  Investment in affiliate.

(r)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(s)   The coupon rate represents the yield to maturity.

(t)  The security is a direct debt of the agency and not collateralized by mortgages.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.4%)
COMMON STOCKS (0.4%)
United States of America (0.4%)
Acacia Communications, Inc.	(4)	(252)
CME Group Inc.	(1)	(177)
Colgate-Palmolive Co.	(3)	(254)
FirstEnergy Corp.	(2)	(84)
Legg Mason, Inc.	(25)	(1,257)
Molson Coors Beverage Company - Class B	(10)	(356)
Mondelez International, Inc. - Class A	(5)	(246)
Motorola Solutions Inc.	(3)	(432)
Roku Inc. - Class A	(1)	(110)
Simon Property Group, Inc.	(2)	(124)
Sirius XM Holdings Inc.	(55)	(323)
The Coca-Cola Company	(12)	(555)
Vornado Realty Trust	(15)	(561)
Total Common Stocks (proceeds $4,723)		(4,731)
Total Securities Sold Short (0.4%) (proceeds $4,723)		(4,731)

JNL/JPMorgan Growth & Income Fund
COMMON STOCKS 99.0%
Financials 23.4%
American Express Company	90	8,584
Bank of America Corporation	1,001	23,765
Berkshire Hathaway Inc. - Class B (a)	101	18,117
BlackRock, Inc.	41	22,268
Capital One Financial Corporation	97	6,058
Chubb Limited	77	9,812
Citigroup Inc.	207	10,595
Citizens Financial Group Inc.	166	4,198
Cullen/Frost Bankers Inc.	13	943
Loews Corp.	111	3,808
Marsh & McLennan Companies, Inc.	53	5,719
MetLife, Inc.	178	6,497
Morgan Stanley	403	19,482
Prudential Financial Inc.	65	3,932
T. Rowe Price Group, Inc.	31	3,889
The Charles Schwab Corporation	153	5,157
The Goldman Sachs Group, Inc.	58	11,521
The Hartford Financial Services Group, Inc.	238	9,168
The PNC Financial Services Group, Inc.	93	9,829
Truist Financial Corporation	406	15,229
U.S. Bancorp	191	7,028
Wayne Services Legacy Inc. (a) (b)	1	—
		205,599
Health Care 16.3%
AbbVie Inc.	141	13,891
Amgen Inc.	23	5,498
Anthem, Inc.	18	4,702
Becton, Dickinson and Company	50	11,885
Bristol-Myers Squibb Company	362	21,271
Cigna Holding Company	56	10,517
Eli Lilly & Co.	45	7,345
Humana Inc.	14	5,283
Johnson & Johnson	138	19,373
Medtronic Public Limited Company	144	13,183
Merck & Co., Inc.	105	8,146
Pfizer Inc.	213	6,974
UnitedHealth Group Incorporated	51	15,103
		143,171
Industrials 12.7%
CSX Corp.	70	4,904
Dover Corporation	133	12,876
Eaton Corporation Public Limited Company	99	8,643
General Dynamics Corporation	77	11,487
Honeywell International Inc.	48	6,935
IDEX Corporation	34	5,311
Kansas City Southern	60	8,964
Northrop Grumman Systems Corp.	21	6,402
Otis Worldwide Corporation	70	3,987
Parker-Hannifin Corporation	77	14,105
Raytheon BBN Technologies Corp.	198	12,183

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

179

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Republic Services Inc.	70	5,777
Trane Technologies Public Limited Company	66	5,899
Watsco Inc.	24	4,247
		111,720
Information Technology 11.6%
Analog Devices, Inc.	134	16,460
Apple Inc.	46	16,701
Fidelity National Information Services, Inc.	70	9,423
International Business Machines Corporation	60	7,192
Microsoft Corporation	140	28,561
NXP Semiconductors N.V.	48	5,424
Texas Instruments Incorporated	144	18,334
		102,095
Consumer Discretionary 8.8%
AutoZone, Inc. (a)	10	11,285
Lowe`s Companies, Inc.	66	8,872
McDonald's Corporation	49	9,124
Newell Brands Inc.	258	4,099
NIKE, Inc. - Class B	112	11,022
Stanley Black & Decker, Inc.	33	4,609
The Home Depot, Inc.	74	18,477
TJX Cos. Inc.	158	7,986
TRU Kids Parent LLC (a) (b)	1	1,735
		77,209
Communication Services 7.1%
Alphabet Inc. - Class C (a)	13	18,316
Booking Holdings Inc. (a)	2	2,801
Comcast Corporation - Class A	441	17,200
Discovery, Inc. - Class A (a)	184	3,886
Expedia Group, Inc.	40	3,249
Verizon Communications Inc.	191	10,519
Walt Disney Co.	59	6,588
		62,559
Consumer Staples 6.2%
Altria Group, Inc.	132	5,185
Colgate-Palmolive Co.	163	11,967
Mondelez International, Inc. - Class A	191	9,741
PepsiCo, Inc.	47	6,265
Philip Morris International Inc.	163	11,442
Walmart Inc.	80	9,552
		54,152
Energy 4.9%
Chevron Corporation	173	15,431
ConocoPhillips	250	10,525
EOG Resources, Inc.	137	6,938
Phillips 66	38	2,724
Pioneer Natural Resources Co.	21	2,085
Valero Energy Corporation	81	4,782
		42,485
Utilities 4.5%
CMS Energy Corp.	251	14,641
Entergy Corporation	52	4,836
NextEra Energy, Inc.	39	9,308
Public Service Enterprise Group Inc.	78	3,853
Xcel Energy Inc.	115	7,178
		39,816
Materials 2.0%
Air Products and Chemicals, Inc.	35	8,341
Axalta Coating Systems Ltd. (a)	228	5,150
Ball Corporation	55	3,838
		17,329
Real Estate 1.5%
AvalonBay Communities, Inc.	33	5,026
Ventas, Inc.	119	4,358
Vornado Realty Trust	107	4,072
		13,456
Total Common Stocks (cost $828,705)		869,591
OTHER EQUITY INTERESTS 0.0%
Texas Competitive Electric Holdings Company LLC (a) (c) (d)	11,682	13
Tribune Media Company (a) (b) (c)	68	—
	Shares/Par[1]	Value ($)
Walter Energy Inc. (a) (b) (c) (e)	1,503	—
Total Other Equity Interests (cost $0)		13
SHORT TERM INVESTMENTS 7.9%
Investment Companies 7.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (f) (g)	69,674	69,674
Total Short Term Investments (cost $69,674)		69,674
Total Investments 106.9% (cost $898,379)		939,278
Other Assets and Liabilities, Net (6.9)%		(60,292)
Total Net Assets 100.0%		878,986

(a)  Non-income producing security.

(b)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $13 and 0.0% of the Fund.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 98.5%
Information Technology 26.7%
Accenture Public Limited Company - Class A (a)	15	3,127
Advanced Micro Devices, Inc. (b)	18	961
Analog Devices, Inc. (a)	27	3,332
Apple Inc. (a)	75	27,507
Applied Materials, Inc.	11	679
Automatic Data Processing, Inc. (a)	15	2,267
Cisco Systems, Inc. (a)	31	1,439
FleetCor Technologies Inc. (b)	1	359
Fortinet, Inc. (b)	2	325
HP Inc. (a)	56	970
Intel Corporation	16	971
International Business Machines Corporation (a)	22	2,654
Intuit Inc. (a)	12	3,476
Lam Research Corp.	7	2,357
Leidos Holdings Inc.	16	1,482
MasterCard Incorporated - Class A (a)	27	7,956
Microchip Technology Incorporated	9	935
Micron Technology, Inc. (b)	24	1,248
Microsoft Corporation (a)	148	30,196
Motorola Solutions Inc.	2	228
NVIDIA Corporation (a)	8	3,217
NXP Semiconductors N.V.	17	1,884
Paypal Holdings, Inc. (a) (b)	35	6,147
Qorvo, Inc. (b)	10	1,095
Qualcomm Incorporated	10	941
Salesforce.Com, Inc. (a) (b)	25	4,609
TE Connectivity Ltd.	6	469
Texas Instruments Incorporated (a)	34	4,339
Workday, Inc. - Class A (b)	4	696
		115,866
Health Care 14.4%
AbbVie Inc.	55	5,384
ABIOMED, Inc. (b)	1	179
Alexion Pharmaceuticals, Inc. (b)	12	1,362
Amgen Inc.	3	767
Anthem, Inc. (a)	6	1,536
Baxter International Inc. (a)	26	2,240
Becton, Dickinson and Company	1	242
Biogen Inc. (a) (b)	5	1,206

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

180

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Boston Scientific Corporation (a) (b)	35	1,235
Bristol-Myers Squibb Company (a)	73	4,305
Cigna Holding Company (a)	13	2,420
DaVita Inc. (b)	6	495
DexCom Inc. (b)	1	465
Edwards Lifesciences Corporation (b)	7	503
Eli Lilly & Co. (a)	25	4,126
Gilead Sciences, Inc.	2	160
Illumina, Inc. (a) (b)	2	898
Intuitive Surgical, Inc. (a) (b)	1	750
Johnson & Johnson (a)	29	4,050
McKesson Corporation (a)	16	2,507
Medtronic Public Limited Company (a)	48	4,402
Merck & Co., Inc. (a)	68	5,224
Pfizer Inc.	24	792
Regeneron Pharmaceuticals, Inc. (a) (b)	3	1,975
Thermo Fisher Scientific Inc. (a)	14	5,012
UnitedHealth Group Incorporated (a)	20	5,806
Vertex Pharmaceuticals Incorporated (b)	6	1,643
Zimmer Biomet Holdings, Inc. (a)	22	2,582
		62,266
Consumer Discretionary 11.4%
Amazon.com, Inc. (a) (b)	8	21,557
AutoZone, Inc. (a) (b)	2	2,034
Best Buy Co., Inc.	27	2,390
Carter's Inc.	3	209
Delta Air Lines, Inc. (a)	16	443
Dollar Tree Inc. (b)	10	885
General Motors Company (a)	29	734
H & R Block, Inc.	7	93
Hilton Worldwide Holdings Inc.	13	926
Lennar Corporation - Class A	25	1,523
Lowe`s Companies, Inc. (a)	28	3,755
Magna International Inc.	15	668
NIKE, Inc. - Class B (a)	25	2,480
Ralph Lauren Corp. - Class A	6	427
Ross Stores Inc. (a)	13	1,111
Southwest Airlines Co.	20	700
Stanley Black & Decker, Inc.	12	1,694
The Home Depot, Inc. (a)	19	4,704
TJX Cos. Inc.	35	1,788
Yum! Brands, Inc.	14	1,246
		49,367
Communication Services 11.4%
Alphabet Inc. - Class A (a) (b)	6	7,911
Alphabet Inc. - Class C (a) (b)	5	7,034
Altice USA, Inc. - Class A (b)	17	392
Booking Holdings Inc. (a) (b)	1	1,809
Charter Communications, Inc. - Class A (a) (b)	9	4,392
Comcast Corporation - Class A (a)	95	3,722
Discovery, Inc. - Class A (a) (b) (c)	35	748
Discovery, Inc. - Class C (b)	39	746
Electronic Arts Inc. (b)	3	385
Facebook, Inc. - Class A (a) (b)	40	9,053
Lyft, Inc. (b)	8	250
Netflix, Inc. (a) (b)	11	5,052
T-Mobile USA, Inc. (a) (b)	26	2,669
Verizon Communications Inc. (a)	93	5,111
		49,274
Financials 11.1%
American Express Company (a)	16	1,558
American International Group, Inc.	14	450
AON Public Limited Company	7	1,385
Arch Capital Group Ltd. (b)	7	207
Bank of America Corporation (a)	97	2,302
Berkshire Hathaway Inc. - Class B (a) (b)	36	6,448
BlackRock, Inc. (a)	3	1,785
Capital One Financial Corporation (a)	15	939
Citigroup Inc. (a)	99	5,052
Citizens Financial Group Inc.	36	910
CME Group Inc.	6	1,030
Everest Re Group, Ltd.	1	150
KeyCorp (a)	123	1,504
MarketAxess Holdings Inc.	1	635
	Shares/Par[1]	Value ($)
Marsh & McLennan Companies, Inc.	8	910
MetLife, Inc.	5	193
Morgan Stanley (a)	58	2,782
MSCI Inc.	2	608
Progressive Corp.	27	2,145
Regions Financial Corporation	95	1,059
S&P Global Inc. (a)	8	2,791
State Street Corporation	18	1,128
T. Rowe Price Group, Inc.	3	417
The Allstate Corporation (a)	25	2,465
The Charles Schwab Corporation (a)	24	793
The Goldman Sachs Group, Inc.	5	1,079
The Hartford Financial Services Group, Inc. (a)	13	498
Truist Financial Corporation	8	309
Visa Inc. - Class A (a)	21	3,993
Voya Financial, Inc.	2	74
Wells Fargo & Company (a)	96	2,463
		48,062
Industrials 6.9%
Carrier Global Corporation	42	942
Cintas Corp. (a)	2	465
CSX Corp.	23	1,633
Cummins Inc.	12	2,034
Deere & Company	7	1,129
Eaton Corporation Public Limited Company (a)	33	2,850
Emerson Electric Co.	18	1,086
General Dynamics Corporation (a)	9	1,306
Honeywell International Inc. (a)	32	4,563
Kansas City Southern	2	325
Masco Corporation (a)	28	1,430
Norfolk Southern Corporation (a)	18	3,223
Northrop Grumman Systems Corp. (a)	6	1,826
Parker-Hannifin Corporation	11	2,030
Raytheon BBN Technologies Corp.	37	2,291
Snap-On Inc.	4	534
Trane Technologies Public Limited Company	13	1,141
Union Pacific Corporation (a)	3	555
Verisk Analytics, Inc.	3	461
		29,824
Consumer Staples 6.5%
Altria Group, Inc. (a)	65	2,542
ConAgra Brands Inc.	8	289
Constellation Brands, Inc. - Class A (a)	13	2,200
Costco Wholesale Corporation (a)	10	3,129
Kimberly-Clark Corporation	14	1,982
Mondelez International, Inc. - Class A (a)	53	2,692
Philip Morris International Inc. (a)	45	3,181
Procter & Gamble Co. (a)	54	6,476
Target Corporation	19	2,225
The Coca-Cola Company (a)	65	2,906
The Kroger Co.	19	648
		28,270
Utilities 3.0%
CenterPoint Energy, Inc.	19	346
CMS Energy Corp.	19	1,084
DTE Energy Company	7	704
Duke Energy Corporation	12	938
Entergy Corporation (a)	25	2,313
FirstEnergy Corp.	28	1,075
NextEra Energy, Inc. (a)	18	4,361
Sempra Energy	5	537
The Southern Company	14	738
Xcel Energy Inc. (a)	12	765
		12,861
Energy 2.8%
Cabot Oil & Gas Corp.	8	136
Cheniere Energy, Inc. (b)	10	487
Chevron Corporation (a)	43	3,813
Diamondback Energy, Inc.	14	596
EOG Resources, Inc. (a)	39	1,957
Exxon Mobil Corporation	20	872
Marathon Petroleum Corporation (a)	14	507
ONEOK, Inc.	19	628

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

181

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Phillips 66	16	1,175
Pioneer Natural Resources Co. (a)	18	1,754
The Williams Companies, Inc.	20	382
		12,307
Materials 2.4%
Air Products and Chemicals, Inc.	4	871
Avery Dennison Corporation	8	936
Celanese Corp. - Class A	11	985
Crown Holdings Inc. (b)	12	780
Dow Inc.	22	898
DuPont de Nemours, Inc.	13	690
Eastman Chemical Co. (a)	25	1,712
Linde Public Limited Company	6	1,331
LyondellBasell Industries N.V. - Class A	8	548
Newmont Corporation	13	812
Packaging Corporation of America	3	327
Westrock Company, Inc.	15	410
		10,300
Real Estate 1.9%
Equinix, Inc. (a)	3	2,320
Equity Lifestyle Properties, Inc.	7	428
Equity Residential	18	1,068
Mid-America Apartment Communities, Inc.	7	843
ProLogis Inc. (a)	25	2,304
Realty Income Corporation	4	209
Sun Communities Inc.	2	306
UDR, Inc.	5	182
Ventas, Inc.	13	474
		8,134
Total Common Stocks (cost $376,541)		426,531
RIGHTS 0.0%
T-Mobile USA, Inc. (b)	25	4
Total Rights (cost $0)		4
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	11,227	11,227
Total Short Term Investments (cost $11,227)		11,227
Total Investments 101.1% (cost $387,768)		437,762
Total Purchased Options 3.6% (cost $15,730)		15,726
Other Derivative Instruments (3.5)%		(15,143)
Other Assets and Liabilities, Net (1.2)%		(5,394)
Total Net Assets 100.0%		432,951

(a)  All or a portion of the security is pledged or segregated as collateral.

(b)  Non-income producing security.

(c)  All or a portion of the security was on loan as of June 30, 2020.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 52.9%
Financials 20.6%
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	150	141
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	200	215
Ally Financial Inc.
5.13%, 09/30/24	525	567
American Express Company
1.30%, (3M USD LIBOR + 0.61%), 08/01/22 (b)	375	376
1.02%, (3M USD LIBOR + 0.65%), 02/27/23 (b)	30	30
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (c)	250	271
Banco de Credito del Peru
2.70%, 01/11/25 (a)	72	72
Bancolombia SA
3.00%, 01/29/25	200	196
Bank of America Corporation
2.02%, (3M USD LIBOR + 1.00%), 04/24/23 (b)	800	805
3.37%, 01/23/26	121	132
2.02%, 02/13/26	242	250
	Shares/Par[1]	Value ($)
BankUnited, Inc.
4.88%, 11/17/25	275	300
Barclays PLC
5.14%, 10/14/20	300	303
10.18%, 06/12/21 (a)	208	225
2.56%, (3M USD LIBOR + 2.11%), 08/10/21 (b)	200	203
Bayer US Finance II LLC
0.93%, (3M USD LIBOR + 0.63%), 06/25/21 (a) (b)	825	822
4.25%, 12/15/25 (a)	400	459
BBVA USA
2.50%, 08/27/24	250	254
BG Gas International B.V.
0.00%, 11/04/21 (d) (e)	350	345
Canadian Imperial Bank of Commerce
0.95%, 06/23/23 (c)	148	149
Capital One Financial Corporation
2.60%, 05/11/23	91	95
CIT Group Inc.
4.75%, 02/16/24	481	487
3.93%, 06/19/24	50	49
Citigroup Inc.
1.68%, (3M USD LIBOR + 0.69%), 10/27/22 (b)	900	898
1.68%, 05/15/24	86	88
4.04%, 06/01/24	290	315
Citizens Bank, National Association
1.17%, (3M USD LIBOR + 0.81%), 05/26/22 (b)	260	260
CNH Industrial Capital LLC
4.38%, 11/06/20	52	52
4.88%, 04/01/21	123	126
CNO Financial Group, Inc.
5.25%, 05/30/25	250	277
Commonwealth Bank of Australia
4.50%, 12/09/25 (a)	200	224
Credit Suisse Group AG
2.19%, 06/05/26 (a)	250	253
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	250	266
Daimler Finance North America LLC
1.21%, (3M USD LIBOR + 0.67%), 11/05/21 (a) (b)	625	618
Danske Bank A/S
3.00%, 09/20/22 (a)	550	558
5.38%, 01/12/24 (a)	200	223
Diamond Finance International Limited
4.42%, 06/15/21 (a)	215	221
5.45%, 06/15/23 (a)	1,010	1,105
Discover Bank
3.35%, 02/06/23	300	316
Equitable Financial Corp.
1.40%, 07/07/25 (a)	72	72
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 (a)	360	389
Ford Motor Credit Company LLC
5.88%, 08/02/21	325	328
3.81%, 10/12/21	200	197
1.64%, (3M USD LIBOR + 1.08%), 08/03/22 (b)	525	479
4.25%, 09/20/22	200	196
GE Capital Funding LLC
3.45%, 05/15/25 (a)	300	313
General Motors Financial Company, Inc.
3.20%, 07/06/21	250	253
3.15%, 06/30/22	750	763
5.20%, 03/20/23	46	49
2.75%, 06/20/25	166	164
Glencore Funding LLC
4.13%, 05/30/23 (a)	550	587
HSBC Holdings PLC
4.25%, 03/14/24	300	323
IHS Markit Ltd.
4.13%, 08/01/23	250	273
Imperial Brands Finance PLC
3.75%, 07/21/22 (a)	310	323
ING Groep N.V.
1.46%, (3M USD LIBOR + 1.15%), 03/29/22 (b)	250	252

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

182

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Itau Unibanco Holding S.A.
2.90%, 01/24/23 (a)	200	198
JPMorgan Chase & Co.
3.88%, 09/10/24	600	663
2.01%, 03/13/26	177	183
Lloyds Banking Group PLC
1.33%, 06/15/23 (c)	200	201
Macquarie Group Limited
3.19%, 11/28/23 (a)	250	261
Metropolitan Life Global Funding I
0.90%, 06/08/23 (a)	150	151
NatWest Markets N.V.
4.75%, 07/28/25 (a)	208	230
NatWest Markets PLC
6.13%, 12/15/22	411	448
Navient Corporation
5.00%, 10/26/20	130	130
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	100	100
Nordea Bank AB
4.88%, 05/13/21 (a)	325	336
4.25%, 09/21/22 (a)	200	212
3.75%, 08/30/23 (a)	400	429
Pacific Life Global Funding
1.20%, 06/24/25 (a)	40	40
Protective Life Global Funding
1.08%, 06/09/23 (a)	150	151
Santander UK Group Holdings PLC
3.37%, 01/05/24	200	210
SLM Corporation
5.50%, 01/25/23	150	144
Standard Chartered PLC
4.25%, 01/20/23 (a)	200	208
SunTrust Banks, Inc.
0.98%, (3M USD LIBOR + 0.59%), 05/17/22 (b)	325	326
Swedbank AB
1.30%, 06/02/23 (a)	200	202
The Goldman Sachs Group, Inc.
1.11%, (3M USD LIBOR + 0.75%), 02/23/23 (b)	82	82
1.38%, (3M USD LIBOR + 1.05%), 06/05/23 (b)	327	328
2.02%, (3M USD LIBOR + 1.00%), 07/24/23 (b)	180	180
1.96%, (3M USD LIBOR + 1.60%), 11/29/23 (b)	423	431
3.50%, 04/01/25	287	315
The Royal Bank of Scotland Group Public Limited Company
6.10%, 06/10/23	168	186
Turkiye Vakiflar Bankasi T.A.O.
5.63%, 05/30/22 (a)	200	198
UBS AG
7.63%, 08/17/22	250	278
UBS Group Funding (Switzerland) AG
1.58%, (3M USD LIBOR + 1.22%), 05/23/23 (a) (b)	250	252
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (a)	200	206
4.25%, 11/13/23 (a)	250	274
Wand Merger Corporation
8.13%, 07/15/23 (a)	128	131
Wells Fargo & Company
2.13%, (3M USD LIBOR + 1.11%), 01/24/23 (b)	286	288
2.41%, 10/30/25	242	252
2.16%, 02/11/26	215	222
Woodside Finance Limited
4.60%, 05/10/21 (a)	1,250	1,273
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	200	206
4.75%, 04/29/25 (a)	300	301
		27,733
Energy 7.4%
BP Capital Markets America Inc.
2.94%, 04/06/23	91	96
3.19%, 04/06/25	250	272
BP Capital Markets Plc
3.99%, 09/26/23	458	502
	Shares/Par[1]	Value ($)
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	292	328
Chevron Corporation
1.14%, 05/11/23	60	61
1.55%, 05/11/25	77	79
Cimarex Energy Co.
4.38%, 06/01/24	175	184
Concho Resources Inc.
4.38%, 01/15/25	423	436
Continental Resources, Inc.
5.00%, 09/15/22	527	518
Diamondback Energy, Inc.
2.88%, 12/01/24	636	637
4.75%, 05/31/25	54	58
Equinor ASA
1.75%, 01/22/26	26	27
Exxon Mobil Corporation
1.57%, 04/15/23 (c)	62	64
Florida Gas Transmission Company, LLC
3.88%, 07/15/22 (a)	300	312
Greenko Mauritius
6.25%, 02/21/23 (a)	200	200
JSC National Company 'KazMunayGas'
3.88%, 04/19/22 (a)	300	306
Marathon Petroleum Corporation
3.40%, 12/15/20	500	504
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	205	210
Montage Resources Corporation
8.88%, 07/15/23	130	103
NGPL PipeCo LLC
4.38%, 08/15/22 (a)	200	206
Occidental Petroleum Corporation
1.68%, (3M USD LIBOR + 1.25%), 08/13/21 (b)	300	286
1.84%, (3M USD LIBOR + 1.45%), 08/15/22 (b)	502	455
Petroleos Mexicanos
6.38%, 02/04/21	200	201
Phillips 66
0.96%, (3M USD LIBOR + 0.60%), 02/26/21 (b)	820	818
Regency Energy Partners LP
5.00%, 10/01/22	500	530
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23	200	218
Seven Generations Energy Ltd.
6.75%, 05/01/23 (a)	248	240
5.38%, 09/30/25 (a)	100	87
Southern Natural Gas Company, L.L.C.
4.40%, 06/15/21	263	269
Suncor Energy Inc.
3.10%, 05/15/25	250	267
Suncor Energy Ventures Holding Corporation
4.50%, 04/01/22 (a)	225	228
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	750	765
SunPower Corporation
0.88%, 06/01/21 (c)	18	16
Valero Energy Corporation
3.65%, 03/15/25	33	36
2.85%, 04/15/25	313	330
Viper Energy Partners LP
5.38%, 11/01/27 (a)	150	147
		9,996
Health Care 5.1%
AbbVie Inc.
1.02%, (3M USD LIBOR + 0.65%), 11/21/22 (a) (b)	256	256
2.30%, 11/21/22 (a)	200	207
2.60%, 11/21/24 (a)	499	529
3.60%, 05/14/25	117	129
Acadia Healthcare Company, Inc.
5.63%, 02/15/23	192	192
Anthem, Inc.
2.38%, 01/15/25	17	18
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	415	420

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

183

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Becton, Dickinson and Company
1.35%, (3M USD LIBOR + 1.03%), 06/06/22 (b)	600	601
Boston Scientific Corporation
1.90%, 06/01/25	38	39
Cardinal Health, Inc.
1.08%, (3M USD LIBOR + 0.77%), 06/15/22 (b)	250	249
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	130	135
Cigna Holding Company
0.95%, (3M USD LIBOR + 0.65%), 09/17/21 (b)	500	500
CVS Health Corporation
4.10%, 03/25/25	200	226
Fresenius Medical Care
5.88%, 01/31/22 (a)	250	265
HCA Inc.
5.00%, 03/15/24	400	445
5.25%, 04/15/25	327	375
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	50	51
Humana Inc.
3.85%, 10/01/24	500	549
McKesson Corporation
2.70%, 12/15/22	222	231
Mednax, Inc.
5.25%, 12/01/23 (a)	279	278
Select Medical Corporation
6.25%, 08/15/26 (a)	125	126
Stryker Corporation
1.15%, 06/15/25	76	76
Universal Health Services, Inc.
4.75%, 08/01/22 (a)	130	130
Upjohn Inc.
1.13%, 06/22/22 (a)	30	30
1.65%, 06/22/25 (a)	122	124
Zimmer Biomet Holdings, Inc.
1.07%, (3M USD LIBOR + 0.75%), 03/19/21 (b)	276	276
3.55%, 04/01/25	350	380
		6,837
Industrials 4.9%
3M Company
2.65%, 04/15/25	250	271
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (a)	200	202
Aircastle Limited
4.40%, 09/25/23	200	193
Carrier Global Corporation
2.24%, 02/15/25 (a)	238	244
CNH Industrial N.V.
4.50%, 08/15/23	250	270
General Electric Capital Corporation
1.31%, (3M USD LIBOR + 1.00%), 03/15/23 (b)	350	342
Howmet Aerospace Inc.
5.13%, 10/01/24	130	134
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25 (a)	500	518
Otis Worldwide Corporation
2.09%, (3M USD LIBOR + 0.45%), 04/05/23 (a) (b)	250	249
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	470	429
Penske Truck Leasing Co., L.P.
4.88%, 07/11/22 (a)	300	319
3.45%, 07/01/24 (a)	200	211
Rolls-Royce PLC
2.38%, 10/14/20 (a)	200	200
Ryder System, Inc.
3.75%, 06/09/23	125	133
2.50%, 09/01/24	149	154
3.35%, 09/01/25	45	48
The Boeing Company
2.80%, 03/01/23	443	451
4.51%, 05/01/23 (f)	400	422
4.88%, 05/01/25 (f)	714	780
	Shares/Par[1]	Value ($)
Verisk Analytics, Inc.
4.00%, 06/15/25	133	150
Westinghouse Air Brake Technologies Corporation
1.61%, (3M USD LIBOR + 1.30%), 09/15/21 (b)	212	212
4.38%, 08/15/23	225	235
3.20%, 06/15/25 (f)	11	11
XPO Logistics Inc.
6.50%, 06/15/22 (a)	364	364
		6,542
Consumer Discretionary 3.1%
Avon International Operations Inc.
7.88%, 08/15/22 (a)	188	188
Bacardi Limited
4.45%, 05/15/25 (a)	200	220
BMW US Capital, LLC
3.90%, 04/09/25 (a)	550	610
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	25	25
D.R. Horton, Inc.
2.60%, 10/15/25	182	190
Dollar Tree, Inc.
4.00%, 05/15/25	250	281
eBay Inc.
1.90%, 03/11/25	350	361
Eldorado Resorts, Inc.
6.00%, 04/01/25	95	99
6.25%, 07/01/25 (a)	93	94
General Motors Company
5.40%, 10/02/23	23	25
6.13%, 10/01/25	22	25
Hyundai Capital America
1.14%, (3M USD LIBOR + 0.82%), 03/12/21 (a) (b)	350	347
IHO Verwaltungs GmbH
4.75%, 09/15/26 (a) (g)	200	197
Las Vegas Sands Corp.
3.20%, 08/08/24	370	368
Laureate Education, Inc.
8.25%, 05/01/25 (a)	100	104
McDonald's Corporation
3.30%, 07/01/25	350	389
Newell Brands Inc.
4.35%, 04/01/23 (f)	300	310
4.88%, 06/01/25	19	20
Scientific Games International, Inc.
6.63%, 05/15/21	155	155
Toyota Motor Credit Corporation
1.35%, 08/25/23	127	129
		4,137
Communication Services 2.8%
AT&T Inc.
1.50%, (3M USD LIBOR + 1.18%), 06/12/24 (b)	691	692
Baidu, Inc.
4.38%, 05/14/24	400	435
Greeneden U.S. Holdings II, LLC
10.00%, 11/30/24 (a)	135	140
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (h)	300	301
Tencent Holdings Limited
2.22%, (3M USD LIBOR + 0.91%), 04/11/24 (a) (b)	260	256
T-Mobile USA, Inc.
6.38%, 03/01/25	250	256
1.50%, 02/15/26 (a)	89	89
Uber Technologies, Inc.
7.50%, 11/01/23 (a)	100	101
VeriSign, Inc.
4.63%, 05/01/23	415	418
Verizon Communications Inc.
1.49%, (3M USD LIBOR + 1.10%), 05/15/25 (b)	324	328
Vodafone Group Public Limited Company
2.17%, (3M USD LIBOR + 0.99%), 01/16/24 (b)	300	299

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

184

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Weibo Corporation
1.25%, 11/15/22 (c)	275	256
3.50%, 07/05/24	200	207
		3,778
Information Technology 2.7%
Booz Allen Hamilton Inc.
5.13%, 05/01/25 (a)	200	203
Broadcom Inc.
3.63%, 10/15/24 (a)	375	407
4.70%, 04/15/25 (a)	83	93
3.15%, 11/15/25 (a)	146	155
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (a)	50	51
Flex Ltd.
3.75%, 02/01/26	75	79
Hewlett Packard Enterprise Company
2.09%, (3M USD LIBOR + 0.72%), 10/05/21 (b)	450	449
4.45%, 10/02/23	300	328
Intuit Inc.
0.95%, 07/15/25	21	21
Leidos, Inc.
2.95%, 05/15/23 (a)	89	93
3.63%, 05/15/25 (a)	27	29
Microchip Technology Incorporated
3.92%, 06/01/21	84	86
2.67%, 09/01/23 (a)	111	114
Micron Technology, Inc.
2.50%, 04/24/23	225	234
NXP B.V.
3.88%, 09/01/22 (a)	250	263
4.88%, 03/01/24 (a)	250	280
2.70%, 05/01/25 (a)	72	76
Oracle Corporation
2.50%, 04/01/25	300	323
Paypal Holdings, Inc.
1.35%, 06/01/23	53	54
2.40%, 10/01/24	46	49
1.65%, 06/01/25	53	55
Solera, LLC
10.50%, 03/01/24 (a)	240	245
		3,687
Utilities 2.6%
Comisión Federal de Electricidad
4.88%, 05/26/21 (a)	400	407
Dominion Energy, Inc.
0.75%, (3M USD LIBOR + 0.40%), 12/01/20 (a) (b)	71	71
3.07%, 08/15/24 (i)	225	241
DTE Energy Company
2.53%, 10/01/24 (i)	225	236
Enel Finance International N.V.
2.75%, 04/06/23 (a)	600	621
4.25%, 09/14/23 (a)	321	349
Exelon Generation Company, LLC
3.25%, 06/01/25	110	119
Great Plains Energy Incorporated
5.29%, 06/15/22 (i)	225	241
National Fuel Gas Company
5.50%, 01/15/26 (f)	180	192
NextEra Energy Capital Holdings, Inc.
1.08%, (3M USD LIBOR + 0.72%), 02/25/22 (b)	350	351
Puget Energy, Inc.
5.63%, 07/15/22	250	264
Sempra Energy
1.72%, (3M USD LIBOR + 0.50%), 01/15/21 (b)	150	150
0.76%, (3M USD LIBOR + 0.45%), 03/15/21 (b)	325	326
		3,568
Consumer Staples 1.7%
BAT Capital Corp.
1.01%, (3M USD LIBOR + 0.59%), 08/14/20 (b)	400	400
1.27%, (3M USD LIBOR + 0.88%), 08/15/22 (b)	361	359
Central Garden & Pet Company
6.13%, 11/15/23	95	97
	Shares/Par[1]	Value ($)
Constellation Brands Inc.
1.09%, (3M USD LIBOR + 0.70%), 11/15/21 (b)	225	223
JBS USA Food Company
5.75%, 06/15/25 (a)	264	268
Simmons Foods, Inc.
7.75%, 01/15/24 (a)	31	32
Smithfield Foods, Inc.
2.65%, 10/03/21 (a)	125	124
3.35%, 02/01/22 (a)	100	99
Sysco Corporation
5.65%, 04/01/25 (f)	336	393
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	287	316
		2,311
Materials 1.1%
Anglo American Capital Plc
4.13%, 04/15/21 (a)	300	305
Anglo American Capital PLC
5.38%, 04/01/25 (a)	312	353
CNAC (HK) Finbridge Company Limited
3.50%, 07/19/22 (e)	200	205
Freeport-McMoRan Inc.
3.88%, 03/15/23	262	262
Georgia-Pacific LLC
1.75%, 09/30/25 (a)	50	52
Norbord Inc.
6.25%, 04/15/23 (a)	110	116
Steel Dynamics, Inc.
5.50%, 10/01/24	130	134
		1,427
Real Estate 0.9%
Crown Castle International Corp.
4.45%, 02/15/26	6	7
Equinix, Inc.
5.88%, 01/15/26	550	580
5.38%, 05/15/27	373	406
Kennedy-Wilson, Inc.
5.88%, 04/01/24	130	129
Realogy Group LLC
5.25%, 12/01/21 (a)	31	31
		1,153
Total Corporate Bonds And Notes (cost $69,962)		71,169
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 35.3%
225 Liberty Street Trust
Series 2016-A-225L, REMIC, 3.60%, 02/12/26	428	465
5 Bryant Park Mortgage Trust
Series 2018-A-5BP, REMIC, 0.83%, (1M USD LIBOR + 0.65%), 06/15/33 (b)	250	237
American Express Credit Account Master Trust
Series 2019-B-2, REMIC, 2.86%, 04/15/22	250	256
AmeriCredit Automobile Receivables Trust
Series 2016-D-1, 3.59%, 02/08/22	535	536
Series 2016-C-3, 2.24%, 04/08/22	126	126
Series 2020-B-1, 1.48%, 01/18/25	202	196
Series 2019-B-1, 3.13%, 02/18/25	300	311
Series 2019-C-1, 3.36%, 02/18/25	110	113
AOA Mortgage Trust
Series 2015-A-1177, REMIC, 2.96%, 12/15/21	152	153
AREIT Trust
Series 2018-A-CRE2, 1.18%, (1M USD LIBOR + 0.98%), 11/16/35 (b)	119	117
Avery Point VI CLO, Limited
Series 2015-AR-6A, 1.61%, (3M USD LIBOR + 1.05%), 08/05/27 (a) (b)	500	496
BA Credit Card Trust
Series 2019-A1-A1, 1.74%, 08/15/22	288	296
BA Master Credit Card Trust II
Series 2020-A-1A, 1.99%, 03/21/23	320	330
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23	181	182
Battalion CLO X Ltd.
Series 2016-A1R-10A, 2.27%, (3M USD LIBOR + 1.25%), 01/24/29 (b)	250	249

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

185

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 0.91%, (1M USD LIBOR + 0.72%), 03/16/37 (b)	560	527
BBCMS Trust
Series 2018-A-BXH, REMIC, 1.18%, (1M USD LIBOR + 1.00%), 10/15/20 (b)	77	69
BSPRT Issuer Ltd
Series 2019-A-FL5, 1.33%, (1M USD LIBOR + 1.15%), 05/15/29 (b)	350	342
BSPRT Issuer, Ltd.
Series 2018-A-FL4, 1.23%, (1M USD LIBOR + 1.05%), 09/17/35 (b)	190	186
BWAY Mortgage Trust
Series 2013-A2-1515, REMIC, 3.45%, 03/12/25	405	434
BX Commercial Mortgage Trust
Series 2019-F-XL, 2.18%, (1M USD LIBOR + 2.00%), 10/15/21 (b)	239	230
Series 2019-B-XL, REMIC, 1.27%, (1M USD LIBOR + 1.08%), 10/15/21 (b)	246	242
Series 2019-C-XL, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 10/15/21 (b)	191	185
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	94	98
Series 2019-A2-A2, 1.72%, 08/15/22	436	448
Series 2005-B3-B3, 1.77%, (3M USD LIBOR + 0.55%), 07/15/25 (b)	463	436
Capital One Prime Auto Receivables Trust
Series 2019-A2-2, 2.06%, 06/15/21	349	350
Carmax Auto Owner Trust
Series 2019-A2A-3, 2.21%, 12/15/22	433	436
Series 2019-A2A-4, 2.01%, 03/15/23	292	295
Series 2020-A3-2, 1.70%, 11/15/24	27	28
CarMax Auto Owner Trust
Series 2018-A3-3, 3.13%, 06/15/23	98	100
Series 2020-C-1, 2.34%, 11/17/25	237	240
CIFC Funding II, Ltd.
Series 2014-A1R2-1A, 2.24%, (3M USD LIBOR + 1.10%), 01/31/31 (b)	250	245
Citigroup Inc.
Series 2015-A5-PC1, REMIC, 3.90%, 06/12/25	490	538
Series 2015-AM-PC1, REMIC, 4.29%, 06/12/25	150	164
Comenity Bank
Series 2018-A-A, 3.07%, 02/15/21	534	541
Series 2016-A-A, 2.03%, 06/15/21	410	414
Series 2019-A-C, 2.21%, 09/15/22	442	451
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	334	358
Series 2013-A4-CR6, REMIC, 3.10%, 02/10/23	410	422
Series 2014-A4-LC15, REMIC, 4.01%, 03/12/24	400	434
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	403	435
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	383
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	400	435
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	432	472
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	462
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	312	337
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	400	431
Series 2015-A4-LC21, REMIC, 3.71%, 05/12/25	370	405
Conn's Receivables Funding, LLC
Series 2019-A-B, REMIC, 2.66%, 06/15/24	159	155
CSMC Trust
Series 2019-B-ICE4, REMIC, 1.41%, (1M USD LIBOR + 1.23%), 05/17/21 (b)	250	241
DBWF Mortgage Trust
Series 2018-A-GLKS, REMIC, 1.22%, (1M USD LIBOR + 1.03%), 12/21/20 (b)	515	487
Discover Card Execution Note Trust
Series 2017-A2-A2, 2.39%, 01/18/22	136	140
DLL LLC
Series 2019-A2-MT3, 2.13%, 01/20/22	418	421
Drive Auto Receivables Trust
Series 2016-D-BA, 4.53%, 08/15/23	330	332
Series 2018-C-2, 3.63%, 08/15/24	320	321
Series 2018-D-2, 4.14%, 08/15/24	100	103
Exantas Capital Corp
Series 2019-A-RSO7, 1.18%, (1M USD LIBOR + 1.00%), 04/15/22 (b)	313	304
	Shares/Par[1]	Value ($)
Fifth Third Auto Trust
Series 2019-A3-1, 2.64%, 12/15/23	275	282
Flagship Credit Auto Trust
Series 2019-A-1, 3.11%, 08/15/23	389	393
Ford Credit Auto Owner Trust
Series 2018-A3-B, 3.24%, 11/15/21	128	131
Series 2017-A-1, 2.62%, 02/15/22	500	514
Series 2020-A2-B, 0.94%, 02/15/23	545	545
Series 2018-A-2, 3.47%, 07/15/23 (i)	175	185
GM Financial Automobile Leasing Trust
Series 2019-A2A-3, 2.09%, 10/20/21	226	226
Series 2020-A3-1, 1.67%, 12/20/22	448	454
Series 2020-A3-2, 0.80%, 07/20/23	80	80
GM Financial Consumer Automobile Receivables Trust
Series 2020-A2-1, 1.83%, 09/16/21	414	417
Golden Credit Card Trust
Series 2018-A-4A, 3.44%, 08/15/23	100	105
GPMT Ltd
Series 2019-A-FL2, 1.49%, (1M USD LIBOR + 1.30%), 06/15/23 (b)	390	384
Great Wolf Trust
Series 2019-A-WOLF, REMIC, 1.22%, (1M USD LIBOR + 1.03%), 12/15/21 (b) (i)	340	326
Series 2019-B-WOLF, REMIC, 1.52%, (1M USD LIBOR + 1.33%), 12/15/21 (b) (i)	340	326
GS Mortgage Securities Corp Trust
Series 2019-A-70P, 1.18%, (1M USD LIBOR + 1.00%), 10/15/21 (b) (i)	492	480
Series 2019-A-SMP, 1.33%, (1M USD LIBOR + 1.15%), 08/16/32 (b)	100	95
Series 2019-B-BOCA, 1.68%, (1M USD LIBOR + 1.50%), 06/15/38 (b)	500	465
GS Mortgage Securities Corporation II
Series 2005-A-ROCK, REMIC, 5.37%, 05/03/25	276	318
GS Mortgage Securities Trust
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	396	428
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	361	390
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	376
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 2.04%, (3M USD LIBOR + 0.90%), 10/18/27 (a) (b)	356	351
Honda Auto Receivables Owner Trust
Series 2020-A3-2, 0.82%, 07/15/23	231	232
Series 2020-A4-2, 1.09%, 08/15/23	535	540
Hyundai Auto Receivables Trust
Series 2017-A3-B, 1.77%, 01/18/22	111	112
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-A-LAQ, 1.18%, (1M USD LIBOR + 1.00%), 06/15/35 (b)	290	273
Series 2018-BFX-WPT, REMIC, 4.55%, 07/07/23	125	126
Series 2018-CFX-WPT, REMIC, 4.95%, 07/07/23	165	161
Series 2018-DFX-WPT, REMIC, 5.35%, 07/07/23	200	198
Series 2018-A-AON, REMIC, 4.13%, 07/10/23	396	418
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	250	264
Series 2019-C-ICON, REMIC, 4.54%, 01/05/24	55	55
Series 2019-D-ICON, REMIC, 5.04%, 01/05/24	70	68
JPMBB Commercial Mortgage Securities Trust
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	483
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	406	448
JPMCC Commercial Mortgage Securities Trust
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	124
JPMDB Commercial Mortgage Securities Trust
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (b)	500	516
Key Commercial Mortgage Securities Trust
Series 2018-A1-S1, REMIC, 3.72%, 10/17/23	415	441
KREF Ltd
Series 2018-A-FL1, 1.29%, (1M USD LIBOR + 1.10%), 11/17/20 (b)	350	346
LMREC LLC
Series 2019-A-CRE3, 1.57%, (1M USD LIBOR + 1.40%), 12/24/35 (b)	450	441

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

186

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.31%, (1M USD LIBOR + 1.13%), 10/15/23 (b)	290	282
M360 LLC
Series 2019-A-CRE2, 1.58%, (1M USD LIBOR + 1.40%), 09/15/34 (b)	135	131
Marathon CRE Issuer, Ltd.
Series 2018-A-FL1, 1.34%, (1M USD LIBOR + 1.15%), 06/16/28 (b)	350	345
Mercedes-Benz Auto Receivables Trust
Series 2020-A2-1, 0.46%, 01/18/22	355	355
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-A4-C7, REMIC, 2.92%, 01/18/23	325	336
Series 2013-A4-C8, REMIC, 3.13%, 01/18/23	370	380
Morgan Stanley Capital Barclays Bank Trust
Series 2016-A-MART, REMIC, 2.20%, 09/15/21	584	576
Morgan Stanley Capital I Trust
Series 2015-A-420, REMIC, 3.73%, 10/15/24	393	421
Series 2015-A4-UBS8, REMIC, 3.81%, 11/18/25	450	497
Mountain View CLO X Ltd
Series 2015-AR-10A, 2.13%, (3M USD LIBOR + 0.82%), 10/13/27 (b)	456	450
NextGear Floorplan Master Owner Trust
Series 2017-A2-2A, 2.56%, 10/15/20	416	417
Series 2018-A2-1A, 3.22%, 02/16/21	260	259
OREC Ltd.
Series 2018-A-CRE1, 1.36%, (1M USD LIBOR + 1.18%), 06/16/36 (b)	136	130
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 2.30%, (3M USD LIBOR + 1.17%), 10/17/29 (b)	498	489
Palmer Square Loan Funding Ltd
Series 2020-A1-1A, 1.18%, (3M USD LIBOR + 0.80%), 02/22/28 (b)	394	388
Series 2018-A1-1A, REMIC, 1.82%, (3M USD LIBOR + 0.60%), 04/15/26 (b)	486	479
Race Point IX CLO Ltd
Series 2015-A1AR-9A, 2.43%, (3M USD LIBOR + 1.21%), 10/15/30 (b)	250	247
Ready Captial Mortgage Financing LLC
Series 2019-A-FL3, REMIC, 1.28%, (1M USD LIBOR + 1.00%), 03/27/34 (b)	332	324
Salem Fields CLO
Series 2016-A1R-2A, 2.14%, (3M USD LIBOR + 1.15%), 10/25/28 (b)	250	246
Santander Drive Auto Receivables Trust
Series 2018-B-4, 3.27%, 01/15/21	358	359
Series 2016-D-2, 3.39%, 04/15/22	156	155
Santander Retail Auto Lease Trust
Series 2018-A3-A, REMIC, 2.93%, 08/20/20	88	88
Series 2019-A2-A, REMIC, 2.72%, 04/20/21	420	423
Series 2019-A2A-B, REMIC, 2.29%, 07/21/21	398	401
Shackleton CLO Ltd
Series 2017-AR-10A, 2.18%, (3M USD LIBOR + 1.04%), 04/20/29 (b)	250	244
Sound Point CLO, Ltd.
Series 2013-B-2RA, 2.67%, (3M USD LIBOR + 1.45%), 04/16/29 (b)	250	236
Synchrony Credit Card Master Note Trust
Series 2016-A-2, 2.21%, 05/15/21	450	455
The Bancorp Commercial Mortgage Trust
Series 2019-A-CRE6, REMIC, 1.23%, (1M USD LIBOR + 1.05%), 06/17/22 (b)	407	391
THL Credit Wind River CLO Ltd.
Series 2017-AR-1A, 2.28%, (3M USD LIBOR + 1.14%), 04/18/29 (b)	426	418
Series 2017-A-3A, 2.47%, (3M USD LIBOR + 1.25%), 10/15/30 (b)	250	245
Toyota Auto Receivables Owner Trust
Series 2017-A4-A, 2.10%, 09/15/22	170	172
Series 2019-A3-A, 2.91%, 07/17/23	116	119
TPG Real Estate Finance Issuer Ltd.
Series 2018-A-FL2, 1.32%, (1M USD LIBOR + 1.13%), 11/15/37 (b)	420	414
Trillium Credit Card Trust II
Series 2019-A-2A, 3.04%, 01/26/21	122	124
	Shares/Par[1]	Value ($)
TRTX Ltd
Series 2019-A-FL3, 1.44%, (1M USD LIBOR + 1.15%), 10/17/34 (b)	338	330
UBS Commercial Mortgage Trust
Series 2012-A3-C1, REMIC, 3.40%, 03/11/22	380	388
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	394	406
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	390	402
Series 2013-A4-C5, REMIC, 3.18%, 02/10/23	249	258
Series 2013-A4-C6, REMIC, 3.24%, 03/10/23	420	436
VNDO Mortgage Trust
Series 2012-A-6AVE, REMIC, 3.00%, 11/17/22	400	411
Volkswagen Auto Loan Enhanced Trust
Series 2018-A3-2, 3.25%, 02/22/22	128	131
Series 2020-A3-1, 0.98%, 11/20/24	130	130
Series 2020-A4-1, 1.26%, 08/20/26	493	493
Wells Fargo Commercial Mortgage Trust
Series 2015-A2B-NXS4, REMIC, 4.82%, 11/18/20 (b)	232	235
Westlake Automobile Receivables Trust
Series 2020-A2A-2A, 0.93%, 03/15/22	729	729
Series 2019-C-3A, 2.49%, 04/15/22	380	372
Series 2018-C-1A, 2.92%, 05/15/23	101	101
Series 2018-B-3A, 3.32%, 10/16/23	428	431
World Omni Automobile Lease Securitization Trust
Series 2019-A3-A, REMIC, 2.94%, 09/15/21	116	118
York Ltd
Series 2015-BR-1A, 2.55%, (3M USD LIBOR + 1.45%), 01/22/31 (b)	478	452
Total Non-U.S. Government Agency Asset-Backed Securities (cost $46,912)		47,476
GOVERNMENT AND AGENCY OBLIGATIONS 3.3%
U.S. Treasury Note 2.8%
Treasury, United States Department of
0.13%, 06/30/22	3,752	3,750
Sovereign 0.5%
Bermuda, Government of
4.85%, 02/06/24 (a)	200	219
Ministerul Finantelor Publice
4.88%, 01/22/24 (a)	86	94
Nigeria, Federal Government of
6.75%, 01/28/21 (a)	200	202
The Republic of Indonesia, The Government of
4.45%, 02/11/24	200	216
		731
Total Government And Agency Obligations (cost $4,473)		4,481
SENIOR FLOATING RATE INSTRUMENTS 1.8%
Communication Services 0.5%
AP NMT Acquisition BV
Term Loan B4, 7.20%, (3M LIBOR + 5.75%), 08/13/21 (b)	170	166
CenturyLink, Inc.
New 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.00%), 01/31/25 (b) (j)	300	286
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.67%, (1M LIBOR + 3.50%), 07/13/23 (b)	150	142
		594
Information Technology 0.4%
Avago
Term Loan B, 0.00%, (3M LIBOR + 1.13%), 11/04/22 (b) (j)	219	217
Ellucian
2019 Term Loan B4, 0.00%, (3M LIBOR + 3.25%), 09/30/22 (b) (j)	175	171
Science Applications International Corporation
2017 1st Lien Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/05/27 (b)	158	154
		542
Consumer Discretionary 0.3%
Core & Main LP
2020 Term Loan B, 3.75%, (3M LIBOR + 2.75%), 07/19/24 (b)	59	56

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

187

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
2020 Term Loan B, 3.75%, (6M LIBOR + 2.75%), 07/19/24 - 08/01/24 (b)	90	86
Dino Grandparent, Inc.
2020 Incremental Term Loan B2, 2.81%, (3M LIBOR + 2.50%), 02/19/25 (b) (k)	100	97
Stars Group Holdings B.V. (The)
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/29/25 (b) (j)	159	158
		397
Real Estate 0.2%
Invitation Homes, Inc.
2018 Term Loan B, 0.00%, (3M LIBOR + 1.80%), 02/06/22 (b) (j)	130	124
Nielsen Finance LLC
2017 Term Loan B, 0.00%, (1M LIBOR + 2.00%), 10/04/23 (b) (j)	130	125
		249
Industrials 0.1%
ADS Waste Holdings, Inc.
USD Term Loan B1, 0.00%, (3M LIBOR + 2.25%), 11/10/23 (b) (j)	167	165
Materials 0.1%
Reynolds Group Holdings Inc.
Term Loan, 0.00%, (1M LIBOR + 2.75%), 02/05/23 (b) (j)	160	152
Health Care 0.1%
Pharmaceutical Product Development, LLC
Term Loan, 0.00%, (1M LIBOR + 2.50%), 08/18/22 (b) (j)	151	149
Consumer Staples 0.1%
US Foods, Inc.
2016 Term Loan B, 1.93%, (1M LIBOR + 1.75%), 06/27/23 (b)	130	122
Total Senior Floating Rate Instruments (cost $2,372)		2,370
SHORT TERM INVESTMENTS 6.7%
U.S. Treasury Bill 4.8%
Treasury, United States Department of
0.16%, 11/12/20 (l)	6,476	6,472
Commercial Paper 1.9%
ABB Treasury Center (USA), Inc.
1.75%, 07/28/20 (l)	750	750
American Honda Finance Corporation
2.05%, 07/20/20 (l)	500	500
AstraZeneca PLC
1.85%, 12/11/20 (l)	415	413
CNH Industrial Capital LLC
2.45%, 07/02/20 (l)	250	250
Ford Motor Credit Company LLC
6.45%, 02/01/21 (l)	136	133
Hyundai Capital America
1.40%, 07/13/20 (l)	250	250
Nissan Motor Acceptance Corporation
5.50%, 12/14/20 (l)	250	248
		2,544
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (m) (n)	52	52
Total Short Term Investments (cost $9,060)		9,068
Total Investments 100.0% (cost $132,779)		134,564
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.0)%		(25)
Total Net Assets 100.0%		134,542

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $28,403 and 21.1% of the Fund.

Shares/Par[1]	Value ($)

(b)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)  Convertible security.

(d)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h)   Perpetual security. Next contractual call date presented, if applicable.

(i)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(j)   This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(k)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l)  The coupon rate represents the yield to maturity.

(m)  Investment in affiliate.

(n)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Mellon Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 70.2%
U.S. Treasury Note 29.1%
Treasury, United States Department of
1.50%, 09/30/21 - 01/31/27	28,695	29,744
2.00%, 10/31/21 - 08/15/25	22,645	23,871
1.75%, 11/30/21	500	511
2.63%, 12/15/21 - 02/15/29	12,396	13,761
1.13%, 02/28/22	2,105	2,139
1.75%, 02/28/22 (a)	1,165	1,195
0.38%, 03/31/22 - 04/30/25	5,977	6,001
1.88%, 11/30/21 - 07/31/26	25,890	27,061
1.75%, 07/31/21 - 11/15/29	29,386	30,986
2.38%, 03/15/22 - 05/15/27	10,209	11,122
1.63%, 12/31/21 - 11/30/26	28,095	29,593
0.13%, 04/30/22 - 05/15/23	10,170	10,161
0.25%, 04/15/23 - 06/30/25	6,550	6,556
1.38%, 01/31/22 - 08/31/26	17,605	18,340
1.25%, 07/31/23	1,650	1,704
2.50%, 01/15/22 - 05/15/24	15,844	16,914
1.63%, 10/31/23	1,080	1,131
2.13%, 11/30/23	1,660	1,769
2.13%, 08/15/21 - 05/31/26	34,659	36,720
2.25%, 04/15/22 - 02/15/27	16,625	18,087
1.13%, 02/28/25 (a)	2,710	2,818
2.88%, 10/15/21 - 08/15/28	26,268	29,313
2.75%, 08/15/21 - 02/15/28	29,164	31,668
3.00%, 10/31/25	2,400	2,738
2.00%, 12/31/21 - 11/15/26	4,420	4,645
0.63%, 03/31/27	1,680	1,696
0.50%, 04/30/27 - 06/30/27	10,080	10,088

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

188

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
3.13%, 11/15/28	3,190	3,855
1.50%, 02/15/30 (a)	2,428	2,624
0.63%, 05/15/30 (a)	5,368	5,351
		382,162
Mortgage-Backed Securities 26.9%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/20 - 07/01/49	16,012	17,091
2.50%, 08/01/27 - 06/01/50	6,500	6,805
2.00%, 01/01/29 - 03/01/32	426	441
5.50%, 11/01/28 - 02/01/40	705	824
6.50%, 07/01/28 - 03/01/39	135	160
6.00%, 02/01/29 - 05/01/40	456	545
5.00%, 02/01/21 - 10/01/49	2,207	2,487
4.00%, 12/01/20 - 04/01/50	11,263	12,144
3.00%, 02/01/24 - 06/01/50	20,475	21,697
4.50%, 09/01/22 - 04/01/50	5,501	6,017
Federal National Mortgage Association, Inc.
2.00%, 09/01/28 - 02/01/32	562	582
2.00%, 11/01/31	88	92
2.50%, 07/01/31 - 01/01/32	505	530
2.50%, 12/01/21 - 01/01/50	9,574	10,028
TBA, 3.50%, 07/15/33 - 04/01/50 (b)	15,696	16,503
6.50%, 07/01/32 - 12/01/38	258	303
5.50%, 01/01/22 - 02/01/42	1,443	1,674
6.00%, 05/01/24 - 09/01/39	831	987
7.50%, 11/01/37	1	2
7.00%, 02/01/31 - 02/01/38	31	36
5.00%, 06/01/40 - 11/01/43	163	186
4.50%, 11/01/20 - 06/01/49	8,197	8,963
3.50%, 03/01/26 - 04/01/46	757	808
4.00%, 06/01/44 - 07/01/46	615	668
3.00%, 02/01/31 - 12/01/46	1,002	1,059
3.00%, 11/01/26 - 06/01/50	41,008	43,401
4.00%, 03/01/24 - 10/01/49	23,370	25,124
3.50%, 09/01/25 - 01/01/50	30,143	32,097
TBA, 2.50%, 07/15/33 - 08/15/48 (b)	15,225	15,868
TBA, 4.00%, 07/15/48 (b)	6,325	6,701
TBA, 4.50%, 07/15/48 (b)	2,750	2,955
TBA, 5.00%, 07/15/48 (b)	100	109
5.00%, 10/01/21 - 06/01/49	2,480	2,815
3.00%, 07/15/33 - 03/01/50 (b)	12,977	13,657
TBA, 2.00%, 07/15/31 - 08/13/50 (b)	3,275	3,365
Government National Mortgage Association
2.50%, 08/20/27 - 11/20/46	168	178
2.50%, 09/20/27 - 02/20/47	700	742
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	170	198
6.50%, 07/15/38	20	24
5.00%, 03/15/33 - 06/20/49	3,070	3,428
5.50%, 12/15/31 - 02/20/44	1,148	1,324
4.50%, 04/20/26 - 06/20/49	7,180	7,837
TBA, 2.50%, 08/15/43 - 07/15/47 (b)	4,875	5,125
4.00%, 12/15/24 - 10/20/49	13,921	15,024
3.00%, 01/20/27 - 04/20/48	12,974	13,832
3.50%, 12/20/45 - 09/20/46	1,246	1,332
4.00%, 09/20/46	207	224
3.00%, 11/20/45 - 12/20/46	4,540	4,824
3.50%, 05/15/26 - 10/20/49	19,206	20,569
TBA, 3.00%, 07/15/48 - 08/15/48 (b)	11,575	12,254
TBA, 3.50%, 07/15/48 (b)	8,550	9,021
TBA, 4.00%, 07/15/48 (b)	50	53
		352,714
U.S. Treasury Bond 8.3%
Treasury, United States Department of
8.13%, 08/15/21	614	668
7.63%, 02/15/25 (a)	1,750	2,341
6.50%, 11/15/26	1,000	1,382
6.13%, 11/15/27	1,340	1,887
5.25%, 11/15/28	182	252
5.38%, 02/15/31	1,089	1,617
4.75%, 02/15/37	1,255	2,001
3.50%, 02/15/39	800	1,131
4.50%, 08/15/39	703	1,119
4.63%, 02/15/40	500	811
	Shares/Par[1]	Value ($)
1.13%, 05/15/40	1,450	1,436
4.38%, 05/15/40	1,488	2,350
3.88%, 08/15/40	1,610	2,398
4.25%, 11/15/40	210	328
4.75%, 02/15/41	1,885	3,125
2.75%, 08/15/42 - 11/15/47	6,442	8,350
2.88%, 05/15/43 - 05/15/49	5,320	7,057
3.75%, 11/15/43	2,390	3,556
3.63%, 08/15/43 - 02/15/44	4,851	7,092
3.38%, 05/15/44 - 11/15/48	4,472	6,442
3.13%, 11/15/41 - 05/15/48	4,533	6,249
2.50%, 02/15/45 - 05/15/46	5,845	7,233
2.88%, 11/15/46	1,610	2,140
3.00%, 05/15/42 - 02/15/49	17,305	23,520
2.25%, 08/15/46 - 08/15/49	5,560	6,634
2.38%, 11/15/49	2,485	3,067
2.00%, 02/15/50	2,450	2,803
1.25%, 05/15/50	1,927	1,850
		108,839
Sovereign 2.6%
African Development Bank
2.38%, 09/23/21	300	308
Asian Development Bank
1.88%, 08/10/22	300	310
1.75%, 09/13/22	235	242
2.13%, 03/19/25	200	215
2.38%, 08/10/27	300	334
2.75%, 03/17/23 - 01/19/28	590	661
6.38%, 10/01/28	210	297
Canada, Government of
1.63%, 01/22/25 (a)	200	211
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	573
6.55%, 03/14/37	250	380
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	218
4.13%, 11/20/45	200	231
5.10%, 06/18/50	100	129
4.98%, 04/20/55	100	128
European Investment Bank
2.38%, 06/15/22	500	521
2.00%, 12/15/22	500	521
2.50%, 03/15/23	400	424
2.25%, 03/15/22 - 06/24/24	390	409
1.88%, 02/10/25 (a)	600	639
Export Development Canada
2.75%, 03/15/23	300	320
Gobierno de la Republica de Chile
3.24%, 02/06/28 (a)	400	438
Gobierno Federal de los Estados Unidos Mexicanos
4.00%, 10/02/23	300	319
3.60%, 01/30/25	230	243
8.30%, 08/15/31	300	424
4.75%, 04/27/32 - 03/08/44	856	908
5.55%, 01/21/45 (a)	500	583
4.60%, 01/23/46	250	256
5.75%, 10/12/10	100	110
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	120
7.13%, 02/09/24	250	307
2.88%, 10/16/24 (a)	300	328
Government of the Republic of Panama
6.70%, 01/26/36	400	574
4.50%, 04/16/50	200	244
Inter-American Development Bank
2.50%, 01/18/23	500	528
2.13%, 01/15/25	500	537
4.38%, 01/24/44	100	154
International Bank for Reconstruction and Development
1.38%, 09/20/21	220	223
2.13%, 12/13/21	300	308
1.63%, 02/10/22	350	358
1.88%, 10/07/22	500	518

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

189

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
7.63%, 01/19/23	300	356
2.50%, 07/29/25 - 11/22/27	1,340	1,488
International Finance Corporation
1.13%, 07/20/21	500	504
Israel, Government of
4.00%, 06/30/22	500	532
5.50%, 04/26/24	142	169
Japan Bank for International Cooperation
1.75%, 01/23/23	200	206
Japan Bank For International Cooperation
3.25%, 07/20/23	200	216
3.38%, 07/31/23	400	433
2.13%, 02/10/25	250	266
2.25%, 11/04/26	400	433
2.00%, 10/17/29 (a)	400	431
KfW
2.63%, 01/25/22	700	726
2.13%, 03/07/22 (a)	290	299
2.13%, 06/15/22	240	249
2.38%, 12/29/22	300	316
2.50%, 11/20/24	800	872
2.00%, 05/02/25 (a)	680	730
0.00%, 06/29/37 (c)	150	118
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	284
7.63%, 03/29/41	250	419
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	450
Manitoba, Province of
3.05%, 05/14/24 (a)	350	382
Ministry of Defence State of Israel
2.75%, 07/03/30	400	439
3.38%, 01/15/50	200	218
4.50%, 04/03/20	300	381
Ontario, Government of
3.40%, 10/17/23	135	148
3.20%, 05/16/24 (a)	300	330
Presidencia de la Republica de Colombia
8.13%, 05/21/24	400	480
7.38%, 09/18/37	650	884
5.63%, 02/26/44	200	237
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	750	868
5.38%, 06/15/33	200	250
Tennessee Valley Authority
5.25%, 09/15/39 (d)	200	302
5.38%, 04/01/56 (d)	300	515
The Philippines, Government of
4.20%, 01/21/24	250	272
9.50%, 02/02/30	400	650
6.38%, 01/15/32	500	691
3.70%, 03/01/41	300	341
The Province of Alberta, Government of
3.30%, 03/15/28	200	231
The Province of British Columbia, Government of
6.50%, 01/15/26	70	91
The Republic of Indonesia, The Government of
2.95%, 01/11/23	400	411
2.85%, 02/14/30	600	613
5.35%, 02/11/49	200	259
The Republic of Korea, Government of
5.63%, 11/03/25	250	309
Urzad Rady Ministrow
5.00%, 03/23/22	500	536
3.00%, 03/17/23	500	529
		34,415
U.S. Government Agency Obligations 1.4%
Council of Federal Home Loan Banks
1.38%, 02/17/23 (d)	1,500	1,544
0.50%, 04/14/25 (d)	400	401
Federal Home Loan Banks Office of Finance
1.13%, 07/14/21 (d)	1,800	1,818
2.50%, 02/13/24 (d)	500	540
2.88%, 09/13/24 (d)	800	883
	Shares/Par[1]	Value ($)
5.50%, 07/15/36 (d)	700	1,092
Federal Home Loan Mortgage Corporation
1.13%, 08/12/21 (d)	750	758
2.38%, 01/13/22 (d)	1,300	1,343
0.25%, 06/08/22 (d)	1,000	1,000
0.38%, 04/20/23 - 05/05/23 (d)	1,250	1,253
2.75%, 06/19/23 (d)	500	537
6.75%, 09/15/29 (a) (d)	60	90
6.75%, 03/15/31 (d)	120	188
6.25%, 07/15/32 (d)	205	321
Federal National Mortgage Association, Inc.
1.25%, 08/17/21 (d)	500	506
2.25%, 04/12/22 (d)	500	518
2.38%, 01/19/23 (d)	500	528
2.63%, 09/06/24 (d)	500	547
1.63%, 10/15/24 (d)	500	526
0.63%, 04/22/25 (d)	1,000	1,007
0.50%, 06/17/25 (d)	1,000	1,000
7.25%, 05/15/30 (d)	540	855
6.63%, 11/15/30 (d)	631	974
		18,229
Commercial Mortgage-Backed Securities 1.0%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	555
Federal Home Loan Mortgage Corporation
Series A2-K017, REMIC, 2.87%, 12/25/21	325	334
Series A1-K032, REMIC, 3.02%, 02/25/23	107	110
Series A2-K032, REMIC, 3.31%, 05/25/23 (e)	550	590
Series A2-K033, REMIC, 3.06%, 07/25/23 (e)	500	533
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,097
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,107
Series A2-K047, REMIC, 3.33%, 05/25/25	500	558
Series A2-K062, REMIC, 3.41%, 12/25/26	500	573
Series A2-K082, REMIC, 3.92%, 09/25/28	1,000	1,203
Series A2-K087, REMIC, 3.77%, 12/25/28	500	599
Series A2-K092, REMIC, 3.30%, 04/25/29	400	468
Series A1-K099, REMIC, 2.26%, 06/25/29	396	423
Series A1-K106, REMIC, 1.78%, 10/25/29	499	525
Series A2-K103, REMIC, 2.65%, 11/25/29	600	676
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.71%, 04/25/23 (e)	106	110
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (e)	1,367	1,485
Series 2017-A2-M2, REMIC, 2.90%, 02/25/27 (e)	1,000	1,105
Series 2018-A2-M1, REMIC, 3.08%, 12/25/27 (e)	500	567
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (e)	500	577
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	336
		13,531
Municipal 0.8%
California, State of
3.50%, 04/01/28	80	93
7.55%, 04/01/39	300	534
7.30%, 10/01/39	150	251
Chicago Transit Authority
6.90%, 12/01/40	200	275
Connecticut, State of
5.85%, 03/15/32	125	169
Cook, County of
6.23%, 11/15/34	100	141
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	252
Dallas County Hospital District
5.62%, 08/15/44	300	436
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	308
Illinois, State of
5.10%, 06/01/33	300	304
7.35%, 07/01/35	400	454
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	371
Los Angeles Unified School District
5.76%, 07/01/29	200	255

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

190

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	376
Metropolitan Transportation Commission
6.26%, 04/01/49	200	349
Municipal Electric Authority of Georgia
7.06%, 04/01/57	197	284
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	242
New Jersey Turnpike Authority
7.10%, 01/01/41	250	413
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	363
New York City Transitional Finance Authority
5.77%, 08/01/36	260	343
San Diego County Water Authority
6.14%, 05/01/49	260	403
State Public School Building Authority
5.00%, 09/15/27	300	358
Texas A&M University
3.66%, 07/01/47	100	108
Texas Department of Transportation
5.18%, 04/01/30	400	512
Texas, State of
5.52%, 04/01/39	200	290
The Ohio State University
4.91%, 06/01/40	200	285
3.80%, 12/01/46	500	628
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	271
4.46%, 10/01/62	300	398
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	352
Wisconsin, State of
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	410	471
		10,289
Financials 0.1%
The Korea Development Bank
3.38%, 09/16/25	500	558
Total Government And Agency Obligations (cost $867,326)		920,737
CORPORATE BONDS AND NOTES 27.6%
Financials 8.0%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	300	291
3.88%, 01/23/28	300	271
AerCap Ireland Limited
3.95%, 02/01/22	750	750
AFLAC Incorporated
3.63%, 06/15/23	200	218
Aktiebolaget Svensk Exportkredit
2.38%, 03/09/22	300	310
Ally Financial Inc.
3.88%, 05/21/24	300	310
5.80%, 05/01/25	250	279
8.00%, 11/01/31 (a)	300	392
American Express Company
2.65%, 12/02/22	500	523
3.00%, 10/30/24	400	433
4.05%, 12/03/42	400	480
American Express Credit Corporation
3.30%, 05/03/27	300	340
American International Group, Inc.
4.88%, 06/01/22	200	216
2.50%, 06/30/25	350	370
3.90%, 04/01/26	350	395
4.20%, 04/01/28	130	148
4.25%, 03/15/29	300	344
3.40%, 06/30/30	350	379
4.80%, 07/10/45	290	348
4.75%, 04/01/48	60	73
4.38%, 06/30/50	350	403
	Shares/Par[1]	Value ($)
American Water Capital Corp.
3.75%, 09/01/47	100	116
Aon Corporation
3.75%, 05/02/29	300	344
2.80%, 05/15/30	350	374
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	188
Ares Capital Corporation
4.25%, 03/01/25	300	304
Asian Development Bank
1.50%, 10/18/24	400	418
0.63%, 04/29/25	240	242
1.88%, 01/24/30	200	217
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	349
AXA
8.60%, 12/15/30	100	145
Banco Santander, S.A.
3.13%, 02/23/23	400	417
2.75%, 05/28/25 (f)	400	414
3.80%, 02/23/28	400	432
Bank of America Corporation
2.82%, 07/21/23 (e)	800	831
3.00%, 12/20/23	1,300	1,365
4.00%, 04/01/24 - 01/22/25	450	497
3.86%, 07/23/24	140	152
4.20%, 08/26/24	750	832
3.46%, 03/15/25	400	433
2.46%, 10/22/25	400	420
1.32%, 06/19/26	165	166
4.25%, 10/22/26	750	859
3.59%, 07/21/28	750	843
3.97%, 03/05/29	150	172
4.27%, 07/23/29	170	200
3.19%, 07/23/30	300	331
2.88%, 10/22/30	400	433
2.50%, 02/13/31	185	194
2.59%, 04/29/31	250	265
4.24%, 04/24/38	120	146
2.68%, 06/19/41	165	169
4.44%, 01/20/48 (e)	120	155
3.95%, 01/23/49	75	91
4.33%, 03/15/50	300	384
Bank of Montreal
1.90%, 08/27/21	300	305
2.90%, 03/26/22 (f)	400	417
3.80%, 12/15/32 (a)	300	320
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	312
Barclays PLC
1.70%, 05/12/22 (f)	350	356
3.65%, 03/16/25	400	434
5.25%, 08/17/45	250	336
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	260
4.20%, 08/15/48	135	171
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	246
BlackRock, Inc.
3.38%, 06/01/22	350	370
2.40%, 04/30/30	200	215
BNP Paribas
4.25%, 10/15/24	250	275
BPCE
4.00%, 04/15/24	200	221
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	306
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	274
Brookfield Financial, Inc.
3.90%, 01/25/28	150	164
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (f)	200	209
Capital One Financial Corporation
3.50%, 06/15/23	550	589

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

191

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
4.20%, 10/29/25	500	556
Chubb INA Holdings Inc.
2.70%, 03/13/23	500	528
4.35%, 11/03/45	150	194
Cincinnati Financial Corporation
6.13%, 11/01/34	100	140
Citigroup Inc.
2.90%, 12/08/21	250	258
4.50%, 01/14/22	750	794
2.75%, 04/25/22	500	518
4.05%, 07/30/22	400	425
1.68%, 05/15/24	500	509
5.50%, 09/13/25	300	354
3.11%, 04/08/26	250	269
3.20%, 10/21/26	780	854
3.89%, 01/10/28 (e)	160	180
3.67%, 07/24/28 (e)	450	502
4.13%, 07/25/28	250	283
4.08%, 04/23/29	115	131
6.63%, 06/15/32	300	411
5.88%, 01/30/42	489	705
4.75%, 05/18/46	200	254
4.28%, 04/24/48	60	74
4.65%, 07/23/48	140	183
CME Group Inc.
3.00%, 03/15/25	200	221
CNA Financial Corporation
5.75%, 08/15/21	200	211
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	500	563
5.25%, 08/04/45	250	342
Corporacion Andina de Fomento
4.38%, 06/15/22	750	786
Credit Suisse (USA), Inc.
3.00%, 10/29/21	500	517
3.63%, 09/09/24	250	276
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	333
Credit Suisse Holdings (USA), Inc.
2.80%, 04/08/22	250	259
2.95%, 04/09/25	250	271
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	220	226
3.95%, 02/27/23	500	519
Diamond Finance International Limited
6.02%, 06/15/26 (g)	425	486
8.10%, 07/15/36 (g)	145	188
8.35%, 07/15/46 (g)	120	156
Discover Bank
4.25%, 03/13/26	200	227
2.70%, 02/06/30	250	251
Equitable Holdings, Inc.
4.35%, 04/20/28	85	95
5.00%, 04/20/48	100	114
ERP Operating Limited Partnership
2.50%, 02/15/30	200	213
European Investment Bank
1.38%, 09/06/22 - 05/15/23	1,250	1,282
1.63%, 03/14/25	210	222
Fifth Third Bancorp
8.25%, 03/01/38	300	484
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	526
4.42%, 11/15/35	350	356
General Motors Financial Company, Inc.
3.20%, 07/06/21	500	506
4.38%, 09/25/21	380	390
3.55%, 07/08/22	300	308
4.15%, 06/19/23	500	522
4.00%, 01/15/25	200	207
2.90%, 02/26/25	200	199
HSBC Holdings PLC
3.26%, 03/13/23 (e)	400	414
4.25%, 03/14/24	150	161
	Shares/Par[1]	Value ($)
3.80%, 03/11/25 (f)	400	432
3.97%, 05/22/30	300	333
7.63%, 05/17/32	650	907
6.10%, 01/14/42	300	428
ING Groep N.V.
3.55%, 04/09/24	300	326
Inter-American Development Bank
1.75%, 04/14/22	400	411
1.75%, 03/14/25 (a)	160	169
Intercontinental Exchange, Inc.
4.00%, 10/15/23	300	332
2.10%, 06/15/30	400	408
4.25%, 09/21/48	75	95
3.00%, 06/15/50	400	413
International Bank for Reconstruction and Development
1.63%, 01/15/25	250	263
0.63%, 04/22/25	430	433
International Finance Corporation
2.00%, 10/24/22	500	520
1.38%, 10/16/24	400	416
J.P. Morgan Chase & Co.
2.78%, 04/25/23	900	932
Jefferies Financial Group Inc.
5.50%, 10/18/23	400	434
Jefferies Group LLC
4.15%, 01/23/30	150	161
JPMorgan Chase & Co.
3.20%, 01/25/23	500	531
3.38%, 05/01/23	750	800
3.63%, 05/13/24	250	276
1.51%, 06/01/24	400	406
3.80%, 07/23/24	130	141
3.13%, 01/23/25 (a)	305	332
2.30%, 08/15/21 - 10/15/25	735	747
2.08%, 04/22/26	250	259
8.00%, 04/29/27	200	277
3.54%, 05/01/28	300	335
2.18%, 06/01/28	500	518
3.51%, 01/23/29	200	226
4.01%, 04/23/29	150	173
4.20%, 07/23/29	640	750
2.74%, 10/15/30	220	236
2.52%, 04/22/31	405	428
2.96%, 05/13/31	350	371
3.11%, 04/22/41 - 04/22/51	700	756
5.60%, 07/15/41	800	1,164
3.96%, 11/15/48	200	243
3.90%, 01/23/49	105	127
KeyCorp
2.25%, 04/06/27	250	261
KfW
2.50%, 02/15/22	400	414
1.63%, 02/15/23	600	621
Lazard Group LLC
4.38%, 03/11/29	300	331
Lincoln National Corporation
4.00%, 09/01/23	500	544
Lloyds Banking Group PLC
3.90%, 03/12/24 (f)	300	328
3.87%, 07/09/25 (f)	250	272
4.65%, 03/24/26	500	558
LYB International Finance B.V.
5.25%, 07/15/43	300	361
Markel Corporation
4.15%, 09/17/50	300	332
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	88
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	353
MetLife, Inc.
3.60%, 04/10/24	250	275
5.70%, 06/15/35	100	145
6.40%, 12/15/36	100	118
5.88%, 02/06/41	300	423

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

192

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Mitsubishi UFJ Financial Group Inc
3.54%, 07/26/21	300	310
2.19%, 09/13/21	500	509
3.76%, 07/26/23	300	326
4.29%, 07/26/38	300	360
Mizuho Financial Group Inc
3.55%, 03/05/23	300	321
4.02%, 03/05/28	500	566
Morgan Stanley
3.13%, 01/23/23	150	159
3.75%, 02/25/23	300	323
3.70%, 10/23/24	100	111
4.00%, 07/23/25	750	849
6.25%, 08/09/26	200	255
4.35%, 09/08/26	650	747
3.63%, 01/20/27	600	678
2.70%, 01/22/31	185	197
6.38%, 07/24/42	300	472
4.38%, 01/22/47	200	258
National Australia Bank Limited
2.50%, 07/12/26	500	538
NatWest Markets PLC
6.13%, 12/15/22	200	218
Nomura Holdings, Inc.
2.65%, 01/16/25	200	208
Nordiska Investeringsbanken, Pohjoismaiden Investointipankki Nib, Nordic Investment Bank
0.38%, 05/19/23	400	399
Northern Trust Corporation
3.95%, 10/30/25	250	289
ORIX Corporation
3.70%, 07/18/27	200	221
PNC Bank, National Association
4.20%, 11/01/25	300	348
Prudential Financial, Inc.
3.50%, 05/15/24	500	553
5.20%, 03/15/44 (e)	250	254
4.60%, 05/15/44	150	180
3.91%, 12/07/47	313	355
4.35%, 02/25/50	300	357
3.70%, 03/13/51	300	329
Royal Bank of Canada
1.60%, 04/17/23 (f)	250	256
S&P Global Inc.
4.40%, 02/15/26	90	106
2.50%, 12/01/29	200	216
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	541
Shire Acquisitions Investments Ireland Designated Activity Company
2.40%, 09/23/21	250	255
3.20%, 09/23/26	500	555
State Street Corporation
3.10%, 05/15/23	500	536
3.03%, 11/01/34	230	247
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	543
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	250	254
3.10%, 01/17/23	100	106
3.45%, 01/11/27	150	164
3.54%, 01/17/28	200	221
3.04%, 07/16/29	300	323
Synchrony Financial
4.25%, 08/15/24	250	263
TD Ameritrade Holding Corporation
2.95%, 04/01/22	200	208
The Allstate Corporation
3.15%, 06/15/23	400	429
The Bank of Nova Scotia
2.00%, 11/15/22 (f)	580	597
1.63%, 05/01/23 (f)	250	256
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	500	525
5.75%, 01/24/22	250	270
	Shares/Par[1]	Value ($)
3.63%, 01/22/23	400	428
2.91%, 07/24/23	500	520
3.75%, 05/22/25	1,000	1,107
4.25%, 10/21/25	500	563
3.85%, 01/26/27	110	124
3.81%, 04/23/29	150	170
6.75%, 10/01/37	350	507
4.41%, 04/23/39	90	109
6.25%, 02/01/41	250	375
4.75%, 10/21/45	230	307
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	104
The PNC Financial Services Group, Inc.
2.20%, 11/01/24	500	530
3.15%, 05/19/27	400	442
3.45%, 04/23/29	200	229
2.55%, 01/22/30	400	430
The Progressive Corporation
4.35%, 04/25/44	200	254
4.13%, 04/15/47	50	63
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (e) (f)	200	208
3.88%, 09/12/23	300	323
4.27%, 03/22/25 (f)	400	435
The Toronto-Dominion Bank
1.80%, 07/13/21 (a)	300	304
1.90%, 12/01/22 (a) (f)	300	310
The Travelers Companies, Inc.
6.38%, 03/15/33	200	299
4.00%, 05/30/47	100	122
Truist Bank
3.63%, 09/16/25	500	556
Truist Financial Corporation
2.50%, 08/01/24	325	345
U.S. Bancorp
2.95%, 07/15/22	400	419
3.15%, 04/27/27	500	559
U.S. Bank National Association
2.80%, 01/27/25	500	543
Unum Group
4.50%, 12/15/49	300	276
Visa Inc.
3.15%, 12/14/25	305	339
4.15%, 12/14/35	115	147
2.70%, 04/15/40	400	428
4.30%, 12/14/45	205	271
3.65%, 09/15/47	45	55
Wells Fargo & Company
3.50%, 03/08/22	500	525
3.07%, 01/24/23	220	228
3.00%, 02/19/25 - 04/22/26	1,240	1,350
2.16%, 02/11/26	160	165
4.10%, 06/03/26	200	225
3.00%, 10/23/26	500	545
3.58%, 05/22/28 (e)	250	278
4.15%, 01/24/29	130	153
2.57%, 02/11/31	360	376
5.38%, 02/07/35	250	337
5.61%, 01/15/44	350	484
4.90%, 11/17/45	250	323
4.75%, 12/07/46	200	256
Wells Fargo Bank, National Association
3.63%, 10/22/21	500	519
Westpac Banking Corporation
2.00%, 08/19/21	350	356
2.75%, 01/11/23	200	211
2.85%, 05/13/26	90	99
2.70%, 08/19/26	250	273
3.40%, 01/25/28	200	227
4.11%, 07/24/34	500	552
4.42%, 07/24/39 (a)	50	59
Willis North America Inc.
3.88%, 09/15/49	300	332
		105,472

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

193

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Health Care 3.4%
Abbott Laboratories
2.95%, 03/15/25	250	275
1.40%, 06/30/30	300	298
6.00%, 04/01/39	100	150
4.75%, 04/15/43	200	267
AbbVie Inc.
3.25%, 10/01/22 (g)	500	524
2.90%, 11/06/22	400	420
2.60%, 11/21/24 (g)	400	424
3.80%, 03/15/25 (g)	400	444
3.60%, 05/14/25	140	155
3.20%, 05/14/26	200	221
4.25%, 11/14/28	100	118
3.20%, 11/21/29 (g)	350	384
4.50%, 05/14/35	180	218
4.30%, 05/14/36	115	136
4.05%, 11/21/39 (g)	400	467
4.63%, 10/01/42 (g)	500	612
4.70%, 05/14/45	260	325
4.45%, 05/14/46	140	170
4.88%, 11/14/48	100	130
4.25%, 11/21/49 (g)	300	363
Aetna Inc.
3.50%, 11/15/24	200	218
6.63%, 06/15/36	150	211
4.13%, 11/15/42	200	224
Amgen Inc.
2.65%, 05/11/22	200	207
2.60%, 08/19/26	180	196
2.45%, 02/21/30	80	85
2.30%, 02/25/31	350	363
3.15%, 02/21/40	265	283
3.38%, 02/21/50	265	292
4.66%, 06/15/51	808	1,069
Anthem, Inc.
3.30%, 01/15/23	300	320
3.50%, 08/15/24	500	547
2.25%, 05/15/30	350	360
4.65%, 01/15/43	200	252
4.38%, 12/01/47	80	100
3.13%, 05/15/50	350	363
AstraZeneca PLC
3.38%, 11/16/25	115	129
6.45%, 09/15/37	250	378
4.38%, 11/16/45 - 08/17/48	130	169
Baxalta Incorporated
4.00%, 06/23/25	250	284
5.25%, 06/23/45	60	81
Becton, Dickinson and Company
3.73%, 12/15/24	193	213
3.70%, 06/06/27	300	335
Biogen Inc.
4.05%, 09/15/25	440	504
Boston Scientific Corporation
3.85%, 05/15/25	102	114
1.90%, 06/01/25	400	414
Bristol-Myers Squibb Company
2.00%, 08/01/22 (a)	300	309
3.25%, 02/20/23 (g)	60	64
2.90%, 07/26/24 (g)	270	292
3.88%, 08/15/25 (g)	220	250
3.90%, 02/20/28 (g)	200	235
3.40%, 07/26/29 (g)	240	277
4.13%, 06/15/39 (g)	100	127
3.25%, 08/01/42	600	669
4.63%, 05/15/44 (g)	250	332
4.35%, 11/15/47 (g)	70	92
4.55%, 02/20/48 (g)	90	121
4.25%, 10/26/49 (g)	190	250
Cardinal Health, Inc.
2.62%, 06/15/22	200	207
3.75%, 09/15/25	100	111
3.41%, 06/15/27	200	224
	Shares/Par[1]	Value ($)
Cigna Holding Company
3.40%, 09/17/21	70	72
3.75%, 07/15/23	113	123
3.50%, 06/15/24 (g)	300	327
3.40%, 03/01/27 (g)	400	441
4.38%, 10/15/28	210	248
4.80%, 08/15/38	120	152
4.80%, 07/15/46 (g)	200	252
3.88%, 10/15/47 (g)	60	68
4.90%, 12/15/48	160	211
CVS Health Corporation
3.50%, 07/20/22	500	527
3.70%, 03/09/23	400	430
4.10%, 03/25/25	400	452
2.88%, 06/01/26	200	216
4.30%, 03/25/28	620	724
3.25%, 08/15/29	600	663
5.13%, 07/20/45	500	640
5.05%, 03/25/48	470	613
Eli Lilly and Company
3.38%, 03/15/29	500	577
2.25%, 05/15/50	300	287
Gilead Sciences, Inc.
4.40%, 12/01/21	200	209
1.95%, 03/01/22 (a)	200	204
3.65%, 03/01/26	750	856
2.95%, 03/01/27	550	614
4.15%, 03/01/47	150	191
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	529
3.38%, 05/15/23	135	145
3.88%, 05/15/28	120	141
HCA Inc.
5.00%, 03/15/24	350	389
4.13%, 06/15/29	100	110
5.13%, 06/15/39	50	58
5.50%, 06/15/47	300	363
5.25%, 06/15/49	100	120
Humana Inc.
4.95%, 10/01/44	200	260
Johnson & Johnson
2.45%, 03/01/26	350	383
3.63%, 03/03/37	100	120
5.95%, 08/15/37	250	383
4.50%, 12/05/43	100	136
3.50%, 01/15/48	50	62
Laboratory Corporation of America Holdings
3.20%, 02/01/22	500	519
McKesson Corporation
2.85%, 03/15/23	500	524
4.88%, 03/15/44	60	71
MedStar Health, Inc.
3.63%, 08/15/49	200	216
Medtronic, Inc.
3.50%, 03/15/25	210	237
4.38%, 03/15/35	200	262
4.63%, 03/15/45	284	382
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	191
4.20%, 07/01/55	250	324
Merck & Co., Inc.
2.40%, 09/15/22	400	416
3.90%, 03/07/39	50	62
2.35%, 02/10/22 - 06/24/40	305	314
3.60%, 09/15/42	200	238
3.70%, 02/10/45	250	302
4.00%, 03/07/49	80	104
2.45%, 06/24/50	70	70
Mylan Inc
4.20%, 11/29/23	400	437
Mylan N.V.
5.25%, 06/15/46	85	104
Northwell Health, Inc.
3.98%, 11/01/46	500	527

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

194

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Novartis Capital Corporation
2.20%, 08/14/30	95	100
4.40%, 05/06/44	200	269
2.75%, 08/14/50	65	69
Pfizer Inc.
0.80%, 05/28/25	300	301
2.75%, 06/03/26	475	524
6.60%, 12/01/28 (h)	50	69
2.55%, 05/28/40	300	310
4.40%, 05/15/44	650	850
4.20%, 09/15/48	50	65
4.00%, 03/15/49	65	83
Providence St. Joseph Health
3.74%, 10/01/47	350	400
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	328
Stryker Corporation
3.50%, 03/15/26	250	281
4.10%, 04/01/43	200	237
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	386
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	276
5.30%, 02/01/44	200	280
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	292
UnitedHealth Group Incorporated
2.88%, 03/15/22	900	931
3.75%, 07/15/25 - 10/15/47	200	231
3.88%, 12/15/28	200	238
5.80%, 03/15/36	150	213
3.50%, 08/15/39	500	581
4.75%, 07/15/45	110	148
4.20%, 01/15/47	150	189
4.25%, 06/15/48	80	102
4.45%, 12/15/48	60	79
Upjohn Inc.
2.70%, 06/22/30 (g)	90	92
3.85%, 06/22/40 (g)	80	86
4.00%, 06/22/50 (g)	110	118
Wyeth LLC
5.95%, 04/01/37	250	364
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22	200	207
3.55%, 04/01/25	200	217
Zoetis Inc.
2.00%, 05/15/30	200	204
		44,088
Information Technology 2.5%
Adobe Inc.
2.30%, 02/01/30	200	216
Apple Inc.
2.50%, 02/09/22	200	207
2.30%, 05/11/22	160	165
1.70%, 09/11/22	300	309
2.40%, 05/03/23	650	687
0.75%, 05/11/23	300	303
3.45%, 05/06/24	400	442
1.80%, 09/11/24	135	141
1.13%, 05/11/25	250	255
2.45%, 08/04/26	320	347
3.35%, 02/09/27	400	454
3.20%, 05/11/27	150	170
3.00%, 11/13/27	620	698
2.20%, 09/11/29	300	322
1.65%, 05/11/30	250	257
4.65%, 02/23/46	300	411
4.25%, 02/09/47	60	79
3.75%, 09/12/47 - 11/13/47	160	195
2.95%, 09/11/49	300	327
2.65%, 05/11/50	250	261
Applied Materials, Inc.
3.90%, 10/01/25	350	398
	Shares/Par[1]	Value ($)
Autodesk, Inc.
4.38%, 06/15/25	500	560
Broadcom Corporation
2.65%, 01/15/23	300	310
3.13%, 01/15/25	300	320
3.88%, 01/15/27	330	357
3.50%, 01/15/28	300	317
Broadcom Inc.
2.25%, 11/15/23 (g)	100	103
4.70%, 04/15/25 (g)	250	282
3.15%, 11/15/25 (g)	100	106
3.46%, 09/15/26 (g)	521	559
4.75%, 04/15/29 (g)	200	226
5.00%, 04/15/30 (g)	250	288
4.15%, 11/15/30 (g)	100	109
4.30%, 11/15/32 (g)	350	386
Cisco Systems, Inc.
1.85%, 09/20/21	400	407
3.00%, 06/15/22	100	105
3.63%, 03/04/24	300	335
3.50%, 06/15/25	100	114
2.50%, 09/20/26	400	442
Corning Incorporated
5.75%, 08/15/40	95	123
3.90%, 11/15/49	300	327
4.38%, 11/15/57	40	46
Dell International L.L.C.
5.85%, 07/15/25 (g)	250	287
6.20%, 07/15/30 (g)	250	291
DXC Technology Company
4.75%, 04/15/27	30	33
Equifax Inc.
3.10%, 05/15/30	250	266
Fidelity National Information Services, Inc.
3.50%, 04/15/23	106	113
Fiserv, Inc.
2.75%, 07/01/24	190	203
3.50%, 07/01/29	190	213
4.40%, 07/01/49	100	121
Hewlett Packard Enterprise Company
4.45%, 10/02/23	250	273
4.65%, 10/01/24	250	282
4.90%, 10/15/25	180	210
6.35%, 10/15/45	90	110
HP Inc.
4.05%, 09/15/22	300	320
Intel Corporation
2.70%, 12/15/22	200	211
2.88%, 05/11/24	100	108
3.70%, 07/29/25	500	569
3.15%, 05/11/27	150	169
2.45%, 11/15/29	250	270
4.25%, 12/15/42	200	253
4.10%, 05/11/47	150	189
3.73%, 12/08/47	120	145
3.25%, 11/15/49	80	90
International Business Machines Corporation
3.00%, 05/15/24	300	324
7.00%, 10/30/25	200	260
3.45%, 02/19/26	135	152
3.50%, 05/15/29	210	243
5.88%, 11/29/32	100	143
4.15%, 05/15/39	100	121
4.00%, 06/20/42	200	240
4.25%, 05/15/49	150	188
Jabil Inc.
4.70%, 09/15/22	300	319
Juniper Networks, Inc.
4.35%, 06/15/25	200	223
Keysight Technologies, Inc.
4.55%, 10/30/24	300	335
KLA Corporation
3.30%, 03/01/50	300	306
MasterCard Incorporated
3.85%, 03/26/50	300	374

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

195

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Micron Technology, Inc.
2.50%, 04/24/23	250	260
Microsoft Corporation
2.40%, 02/06/22	240	248
2.38%, 02/12/22	400	413
3.13%, 11/03/25	680	760
3.30%, 02/06/27	450	514
4.20%, 11/03/35	210	274
2.53%, 06/01/50	377	390
3.95%, 08/08/56	524	678
4.50%, 02/06/57	240	339
2.68%, 06/01/60	179	187
Motorola Solutions, Inc.
4.60%, 05/23/29	300	346
NXP B.V.
5.55%, 12/01/28 (g)	100	122
Oracle Corporation
2.50%, 05/15/22	500	517
2.63%, 02/15/23	200	210
3.63%, 07/15/23	400	436
2.65%, 07/15/26	500	539
3.25%, 11/15/27	210	236
3.90%, 05/15/35	350	423
3.80%, 11/15/37	200	231
4.50%, 07/08/44	200	249
4.13%, 05/15/45	200	240
4.38%, 05/15/55	660	835
Paypal Holdings, Inc.
2.20%, 09/26/22	250	259
1.65%, 06/01/25	600	621
2.85%, 10/01/29	100	109
2.30%, 06/01/30	460	478
3.25%, 06/01/50	400	438
Qualcomm Incorporated
3.45%, 05/20/25	150	167
3.25%, 05/20/27	300	337
4.65%, 05/20/35	60	80
4.80%, 05/20/45	90	118
Seagate HDD Cayman
5.75%, 12/01/34	250	276
Texas Instruments Incorporated
4.15%, 05/15/48	75	96
VMware, Inc.
4.50%, 05/15/25 (i)	250	273
4.70%, 05/15/30 (i)	250	278
		32,397
Communication Services 2.5%
Alphabet Inc.
2.00%, 08/15/26	300	322
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	146
4.38%, 07/16/42	200	243
AT&T Inc.
3.40%, 06/15/22 (h)	500	526
3.00%, 06/30/22	150	157
3.40%, 05/15/25	200	219
2.95%, 07/15/26	500	541
4.25%, 03/01/27	170	194
4.50%, 05/15/35 - 03/09/48	1,606	1,887
6.35%, 03/15/40	300	415
4.35%, 03/01/29 - 06/15/45	655	744
4.85%, 07/15/45	90	107
4.75%, 05/15/46	200	236
5.65%, 02/15/47	160	210
3.65%, 06/01/51	500	522
5.70%, 03/01/57	170	234
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h)	250	407
Charter Communications Operating, LLC
4.91%, 07/23/25	640	733
5.38%, 04/01/38	400	487
6.48%, 10/23/45	210	280
5.75%, 04/01/48	100	124
4.80%, 03/01/50	200	227
	Shares/Par[1]	Value ($)
Comcast Corporation
2.75%, 03/01/23	50	53
3.70%, 04/15/24	285	315
3.38%, 08/15/25	290	322
4.15%, 10/15/28	650	780
4.20%, 08/15/34	500	615
6.50%, 11/15/35	100	150
6.95%, 08/15/37	250	387
3.90%, 03/01/38	70	83
4.75%, 03/01/44	300	396
4.00%, 08/15/47 - 03/01/48	410	499
4.70%, 10/15/48	365	487
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h)	300	467
Discovery Communications, LLC
3.95%, 03/20/28	105	117
3.63%, 05/15/30	400	438
5.00%, 09/20/37	150	176
6.35%, 06/01/40	100	135
5.20%, 09/20/47 (a)	75	87
Fox Corporation
5.48%, 01/25/39	65	87
5.58%, 01/25/49	80	112
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	118
5.00%, 05/13/45	300	330
NBCUniversal Media, LLC
6.40%, 04/30/40	250	378
Orange SA
5.38%, 01/13/42	100	139
5.50%, 02/06/44	300	437
RELX Capital Inc.
4.00%, 03/18/29	300	348
Rogers Communications Inc.
3.63%, 12/15/25	300	340
3.70%, 11/15/49	500	553
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	415
6.75%, 06/15/39	300	399
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	300	392
Telefonica Europe B.V.
8.25%, 09/15/30	500	767
The Interpublic Group of Companies, Inc.
4.20%, 04/15/24	250	273
The Walt Disney Company
3.00%, 09/15/22	350	369
1.75%, 08/30/24	150	155
2.00%, 09/01/29	625	638
6.20%, 12/15/34	50	73
2.75%, 09/01/49	225	219
3.60%, 01/13/51	300	334
3.80%, 05/13/60	650	748
T-Mobile USA, Inc.
3.50%, 04/15/25 (g)	340	371
1.50%, 02/15/26 (g)	600	600
2.05%, 02/15/28 (g)	500	500
3.88%, 04/15/30 (g)	435	483
2.55%, 02/15/31 (g)	600	602
4.38%, 04/15/40 (g)	110	127
4.50%, 04/15/50 (g)	160	188
TWDC Enterprise 18 Corp.
2.75%, 08/16/21	300	307
7.00%, 03/01/32	50	73
Verizon Communications Inc.
5.15%, 09/15/23	250	285
3.38%, 02/15/25	223	247
4.13%, 03/16/27	300	354
4.33%, 09/21/28	400	483
4.02%, 12/03/29	982	1,174
4.50%, 08/10/33	180	226
5.25%, 03/16/37	195	264
4.86%, 08/21/46	850	1,155
5.01%, 04/15/49	260	361

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

196

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Viacom Inc.
3.88%, 04/01/24	156	168
7.88%, 07/30/30	125	178
4.38%, 03/15/43	300	312
ViacomCBS Inc.
4.00%, 01/15/26	500	559
4.85%, 07/01/42	150	159
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	261
7.88%, 02/15/30	200	290
5.00%, 05/30/38	60	75
5.25%, 05/30/48	175	228
4.25%, 09/17/50	75	88
5.13%, 06/19/59	110	144
		32,354
Energy 2.3%
Baker Hughes Holdings LLC
4.49%, 05/01/30	500	575
Baker Hughes, a GE Company, LLC
2.77%, 12/15/22	500	522
3.34%, 12/15/27	400	430
Boardwalk Pipelines, LP
3.38%, 02/01/23	200	202
BP Capital Markets America Inc.
3.63%, 04/06/30	250	282
BP Capital Markets P.L.C.
3.06%, 03/17/22	200	208
3.81%, 02/10/24	500	551
3.28%, 09/19/27	90	98
Burlington Resources Finance Co
7.20%, 08/15/31	100	144
Canadian Natural Resources Limited
5.85%, 02/01/35	150	172
6.25%, 03/15/38	150	178
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	202
Chevron Corporation
3.19%, 06/24/23	500	536
2.95%, 05/16/26	110	121
2.24%, 05/11/30	180	188
CNOOC Limited
3.00%, 05/09/23	400	417
4.25%, 05/09/43	300	358
CNOOC Petroleum North America ULC
5.88%, 03/10/35	50	68
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	122
Concho Resources Inc.
4.30%, 08/15/28	250	274
4.88%, 10/01/47	45	51
Conoco Funding Company
7.25%, 10/15/31	75	109
ConocoPhillips
6.95%, 04/15/29	200	280
Devon Energy Corporation
5.85%, 12/15/25	57	63
Ecopetrol S.A.
5.88%, 09/18/23	600	643
4.13%, 01/16/25	250	249
Enable Midstream Partners, LP
3.90%, 05/15/24	200	196
4.95%, 05/15/28	300	278
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	266
Energy Transfer LP
4.75%, 01/15/26	350	380
4.95%, 06/15/28	650	693
3.75%, 05/15/30	250	248
7.50%, 07/01/38	200	232
6.50%, 02/01/42	150	164
6.00%, 06/15/48	50	52
5.00%, 05/15/50	200	190
Energy Transfer Operating, L.P.
6.25%, 04/15/49	90	96
	Shares/Par[1]	Value ($)
Enterprise Products Operating LLC
3.70%, 02/15/26	350	392
2.80%, 01/31/30	250	262
6.88%, 03/01/33	25	33
6.45%, 09/01/40	100	132
4.45%, 02/15/43	150	166
4.95%, 10/15/54	300	340
3.95%, 01/31/60	100	103
EOG Resources, Inc.
2.63%, 03/15/23	200	210
3.15%, 04/01/25	200	215
Equinor ASA
3.15%, 01/23/22	200	208
3.70%, 03/01/24	200	222
3.95%, 05/15/43	300	348
Exxon Mobil Corporation
1.57%, 04/15/23 (f)	250	257
3.04%, 03/01/26	315	346
2.28%, 08/16/26	150	157
2.61%, 10/15/30 (f)	360	384
3.00%, 08/16/39	300	314
4.11%, 03/01/46	205	247
3.10%, 08/16/49	200	209
3.45%, 04/15/51 (f)	395	438
Halliburton Company
3.80%, 11/15/25	150	162
7.45%, 09/15/39	250	320
5.00%, 11/15/45	120	124
Hess Corporation
7.30%, 08/15/31	23	27
5.60%, 02/15/41	400	417
HollyFrontier Corporation
5.88%, 04/01/26	240	265
Husky Energy Inc.
4.40%, 04/15/29	200	194
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	318
5.00%, 03/01/43	300	333
5.40%, 09/01/44 (a)	250	294
Kinder Morgan, Inc.
5.30%, 12/01/34	350	404
Magellan Midstream Partners, L.P.
3.25%, 06/01/30	250	265
Marathon Petroleum Corporation
3.80%, 04/01/28	200	212
6.50%, 03/01/41	300	372
MPLX LP
4.88%, 06/01/25	250	279
4.50%, 04/15/38	105	105
5.20%, 03/01/47	60	64
5.50%, 02/15/49	80	90
4.90%, 04/15/58	110	109
National Oilwell Varco, Inc.
2.60%, 12/01/22	23	23
Noble Energy, Inc.
3.90%, 11/15/24	35	35
ONEOK Partners, L.P.
3.38%, 10/01/22	250	259
6.65%, 10/01/36	150	165
ONEOK, Inc.
7.50%, 09/01/23	200	228
4.00%, 07/13/27	200	203
4.55%, 07/15/28	50	52
Ovintiv Exploration Inc.
5.75%, 01/30/22	200	200
Phillips 66
4.30%, 04/01/22	500	530
4.65%, 11/15/34	250	298
Phillips 66 Partners LP
4.90%, 10/01/46	150	163
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	171
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	338
5.00%, 03/15/27	100	112

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

197

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
4.20%, 03/15/28	300	322
4.50%, 05/15/30 (f) (g)	250	276
Shell International Finance B.V.
2.00%, 11/07/24	300	313
2.38%, 04/06/25 - 11/07/29	550	580
3.25%, 05/11/25 - 04/06/50	480	523
2.75%, 04/06/30	250	271
4.13%, 05/11/35	200	243
6.38%, 12/15/38	200	298
4.38%, 05/11/45	260	322
4.00%, 05/10/46	155	182
3.13%, 11/07/49	200	209
Suncor Energy Inc.
4.00%, 11/15/47	340	353
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	300	310
5.40%, 10/01/47	90	88
The Williams Companies, Inc.
3.50%, 11/15/30	250	263
Total Capital Canada Ltd.
2.75%, 07/15/23	300	318
Total Capital International
3.46%, 07/12/49	50	54
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	487
4.10%, 04/15/30	250	285
6.20%, 10/15/37	100	133
5.00%, 10/16/43	150	179
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30 (g)	250	268
Valero Energy Corporation
3.65%, 03/15/25	250	272
Valero Energy Partners LP
4.38%, 12/15/26	200	227
Williams Partners L.P.
4.00%, 09/15/25	350	388
3.75%, 06/15/27	300	327
6.30%, 04/15/40	200	240
		29,683
Industrials 2.2%
3M Company
2.00%, 06/26/22 - 02/14/25	595	619
2.38%, 08/26/29	690	744
Air Lease Corporation
3.25%, 03/01/25	300	300
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	319
Burlington Northern Santa FE, LLC
3.05%, 09/01/22	800	839
6.15%, 05/01/37	100	146
5.75%, 05/01/40	400	559
Canadian National Railway Company
3.65%, 02/03/48	300	350
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	135
Carrier Global Corporation
2.72%, 02/15/30 (g)	125	125
3.38%, 04/05/40 (g)	280	272
3.58%, 04/05/50 (g)	105	102
Caterpillar Financial Services Corporation
2.15%, 11/08/24	300	317
Caterpillar Inc.
3.40%, 05/15/24	500	544
2.60%, 04/09/30	250	272
4.30%, 05/15/44	300	377
3.25%, 04/09/50	250	281
CSX Corporation
3.70%, 11/01/23	200	218
3.80%, 03/01/28	300	345
5.50%, 04/15/41	205	279
4.30%, 03/01/48	50	62
3.95%, 05/01/50	300	361
Deere & Company
2.60%, 06/08/22	400	414
	Shares/Par[1]	Value ($)
3.90%, 06/09/42	200	249
Dover Corporation
5.38%, 03/01/41	150	189
Eaton Corporation
4.15%, 11/02/42	100	118
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	736
FedEx Corporation
3.20%, 02/01/25	350	376
3.80%, 05/15/25	300	333
3.25%, 04/01/26	300	325
4.25%, 05/15/30	300	342
3.88%, 08/01/42	200	199
4.55%, 04/01/46	300	324
5.25%, 05/15/50	300	364
General Electric Capital Corporation
3.45%, 05/15/24	350	370
6.88%, 01/10/39	300	367
General Electric Company
3.45%, 05/01/27	250	256
3.63%, 05/01/30	355	356
4.25%, 05/01/40	250	245
4.50%, 03/11/44	300	297
4.35%, 05/01/50	370	367
Honeywell International Inc.
3.81%, 11/21/47	300	367
Howmet Aerospace Inc.
5.13%, 10/01/24	250	258
6.88%, 05/01/25	250	272
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	218
3.80%, 03/21/29	200	225
4.50%, 03/21/49	200	236
John Deere Capital Corporation
2.95%, 04/01/22	300	313
3.45%, 06/07/23 - 03/07/29	215	241
2.05%, 01/09/25 (a)	300	316
2.45%, 01/09/30	500	542
Kansas City Southern
3.50%, 05/01/50	300	327
Kennametal Inc.
4.63%, 06/15/28	100	103
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	279
2.90%, 12/15/29 (a)	300	324
5.05%, 04/27/45	250	329
Lockheed Martin Corporation
3.55%, 01/15/26	200	229
4.50%, 05/15/36	105	136
4.07%, 12/15/42	243	312
4.09%, 09/15/52	107	140
Massachusetts Institute of Technology
4.68%, 07/01/14	250	380
Norfolk Southern Corporation
2.90%, 02/15/23	79	83
3.85%, 01/15/24	200	220
4.84%, 10/01/41	224	284
Northrop Grumman Corporation
3.25%, 01/15/28	150	168
4.75%, 06/01/43	155	202
3.85%, 04/15/45	250	294
Otis Worldwide Corporation
3.11%, 02/15/40 (g)	300	306
Parker-Hannifin Corporation
4.00%, 06/14/49	40	46
Precision Castparts Corp.
2.50%, 01/15/23	300	314
Raytheon BBN Technologies Corp.
2.80%, 03/15/22 (g)	200	207
4.80%, 12/15/43 (g)	25	33
Republic Services, Inc.
3.55%, 06/01/22	490	513
Snap-on Incorporated
3.25%, 03/01/27	500	542

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

198

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
The Boeing Company
4.88%, 05/01/25 (i)	315	344
2.70%, 02/01/27	125	122
5.04%, 05/01/27 (i)	100	111
2.95%, 02/01/30 (a)	125	122
5.15%, 05/01/30 (i)	285	318
5.88%, 02/15/40	25	28
3.90%, 05/01/49	40	37
3.75%, 02/01/50	125	115
3.95%, 08/01/59	125	108
5.93%, 05/01/60 (i)	440	517
Union Pacific Corporation
3.95%, 09/10/28	300	356
4.30%, 03/01/49	50	64
3.84%, 03/20/60	445	522
United Parcel Service, Inc.
6.20%, 01/15/38	350	519
3.75%, 11/15/47	70	81
United Technologies Corporation
3.13%, 05/04/27	400	449
6.70%, 08/01/28	50	67
4.13%, 11/16/28	595	702
4.50%, 06/01/42	300	372
4.05%, 05/04/47	200	236
4.63%, 11/16/48	90	117
W. W. Grainger, Inc.
4.60%, 06/15/45	200	249
Waste Management, Inc.
2.90%, 09/15/22	200	209
4.15%, 07/15/49	50	63
Xylem Inc.
4.88%, 10/01/21	10	10
ZLS Prestigia Ltd
3.63%, 05/01/24	223	239
4.75%, 08/01/28	200	234
		28,863
Utilities 2.1%
AEP Texas Inc.
2.40%, 10/01/22	353	365
3.45%, 01/15/50	10	11
Alabama Power Company
6.00%, 03/01/39	250	361
4.30%, 01/02/46	250	305
3.70%, 12/01/47	200	228
Ameren Illinois Company
3.25%, 03/01/25	250	275
3.70%, 12/01/47	300	348
Arizona Public Service Company
4.50%, 04/01/42	100	122
Atmos Energy Corporation
4.13%, 10/15/44	300	367
Baltimore Gas and Electric Company
3.50%, 08/15/46	160	177
Berkshire Hathaway Energy Company
2.80%, 01/15/23	200	211
3.25%, 04/15/28	200	224
6.13%, 04/01/36	400	573
3.80%, 07/15/48	100	116
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	212
CMS Energy Corporation
4.75%, 06/01/50	300	306
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	407
5.70%, 06/15/40	100	138
3.88%, 06/15/47	300	344
Dominion Energy Gas Holdings, LLC
3.55%, 11/01/23	200	215
3.00%, 11/15/29	150	161
3.90%, 11/15/49	150	155
Dominion Energy South Carolina, Inc.
5.10%, 06/01/65	200	289
Dominion Energy, Inc.
2.85%, 08/15/26	350	376
	Shares/Par[1]	Value ($)
3.38%, 04/01/30	250	276
7.00%, 06/15/38	200	295
DTE Electric Company
3.38%, 03/01/25	200	222
2.63%, 03/01/31	250	272
2.95%, 03/01/50	400	418
Duke Energy Corporation
1.80%, 09/01/21	850	861
2.45%, 02/01/30 (a)	500	541
2.45%, 06/01/30	300	315
5.30%, 02/15/40	300	409
3.70%, 12/01/47	200	236
3.20%, 08/15/49	500	559
Duke Energy Florida, LLC
3.40%, 10/01/46	60	67
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	359
Duke Energy Progress, LLC
4.20%, 08/15/45	250	309
Edison International
3.13%, 11/15/22	300	309
Eversource Energy
3.80%, 12/01/23	100	109
2.90%, 10/01/24	300	322
3.30%, 01/15/28	200	220
Exelon Corporation
3.95%, 06/15/25	150	168
4.95%, 06/15/35	250	305
Exelon Generation Company, LLC
4.25%, 06/15/22	375	397
FirstEnergy Corp.
4.85%, 07/15/47 (i)	250	315
Florida Power & Light Company
3.70%, 12/01/47	40	48
4.13%, 06/01/48	300	387
Iberdrola International B.V.
6.75%, 07/15/36	150	206
Kentucky Utilities Company
5.13%, 11/01/40	300	394
MidAmerican Energy Company
3.50%, 10/15/24	200	221
6.75%, 12/30/31	50	74
3.15%, 04/15/50	125	142
National Fuel Gas Company
3.95%, 09/15/27 (i)	301	295
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	428
NextEra Energy Capital Holdings, Inc.
2.40%, 09/01/21	500	511
2.25%, 06/01/30	400	411
NiSource Finance Corp.
3.49%, 05/15/27	200	226
5.95%, 06/15/41	250	343
4.38%, 05/15/47	200	242
Northern States Power Company
2.15%, 08/15/22	200	205
4.13%, 05/15/44	500	614
NorthWestern Corporation
4.18%, 11/15/44	150	176
NSTAR Electric Company
3.20%, 05/15/27	200	224
Ohio Power Company
2.60%, 04/01/30	200	215
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	196
5.25%, 09/30/40	200	274
3.80%, 09/30/47	200	242
Pacific Gas And Electric Company
2.10%, 08/01/27	435	430
3.50%, 08/01/50	105	102
PacifiCorp
2.95%, 06/01/23	300	318
6.25%, 10/15/37	200	292

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

199

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
PECO Energy Company
4.15%, 10/01/44	250	307
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	285
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	242
3.00%, 10/01/49	250	265
Progress Energy, Inc.
7.75%, 03/01/31	300	437
PSEG Power LLC
8.63%, 04/15/31	75	104
Public Service Electric and Gas Company
3.00%, 05/15/27	200	220
5.50%, 03/01/40	200	284
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	278
3.25%, 09/15/49	170	183
San Diego Gas & Electric Company
2.50%, 05/15/26	250	267
Sempra Energy
4.00%, 02/01/48	50	57
Southern California Edison Company
6.00%, 01/15/34	75	101
5.63%, 02/01/36	195	245
5.95%, 02/01/38	100	131
4.05%, 03/15/42	200	227
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	232
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	336
The Southern Company
3.70%, 04/30/30 (f)	250	285
4.25%, 07/01/36	250	284
4.40%, 07/01/46	400	475
Union Electric Company
3.65%, 04/15/45	350	395
Virginia Electric and Power Company
6.00%, 05/15/37	200	280
4.45%, 02/15/44	100	125
4.00%, 11/15/46	300	359
Washington Gas Light Company
3.80%, 09/15/46	200	222
WEC Energy Group Inc.
3.55%, 06/15/25	60	67
Xcel Energy Inc.
2.60%, 12/01/29	300	322
		27,801
Consumer Staples 1.8%
Altria Group, Inc.
2.85%, 08/09/22	500	521
4.80%, 02/14/29	180	210
5.80%, 02/14/39	110	137
4.50%, 05/02/43	200	215
6.20%, 02/14/59	145	193
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	975	1,093
4.70%, 02/01/36	482	564
4.90%, 02/01/46	300	364
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	79	82
4.75%, 01/23/29	280	338
3.50%, 06/01/30 (a)	110	124
5.45%, 01/23/39	500	635
4.44%, 10/06/48	662	763
5.80%, 01/23/59	295	416
4.60%, 06/01/60	155	185
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	324
4.02%, 04/16/43	250	294
BAT Capital Corp.
2.76%, 08/15/22	310	321
3.22%, 09/06/26	250	269
4.39%, 08/15/37	150	164
4.54%, 08/15/47	150	163
	Shares/Par[1]	Value ($)
Campbell Soup Company
4.15%, 03/15/28	300	346
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	217
3.95%, 08/01/47	200	231
Coca-Cola FEMSA, S.A.B. de C.V.
2.75%, 01/22/30	200	212
Conagra Brands, Inc.
5.30%, 11/01/38	55	72
5.40%, 11/01/48	55	76
Constellation Brands, Inc.
3.15%, 08/01/29	400	432
Costco Wholesale Corporation
3.00%, 05/18/27	80	90
1.38%, 06/20/27	300	307
Diageo Capital PLC
2.63%, 04/29/23 (a)	300	316
Dollar General Corporation
3.25%, 04/15/23	250	265
General Mills, Inc.
3.65%, 02/15/24	303	331
4.20%, 04/17/28	105	124
Grand Metropolitan Investment Corporation
8.00%, 09/15/22	100	116
Keurig Dr Pepper Inc.
4.06%, 05/25/23	205	223
4.60%, 05/25/28	300	360
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	255
Molson Coors Beverage Company
3.00%, 07/15/26	500	519
PepsiCo, Inc.
3.10%, 07/17/22	500	526
3.00%, 10/15/27	500	561
4.45%, 04/14/46	180	238
3.45%, 10/06/46	90	104
3.88%, 03/19/60	400	506
Philip Morris International Inc.
2.90%, 11/15/21	300	310
2.50%, 11/02/22	200	208
4.38%, 11/15/41	300	363
Reynolds American Inc.
4.85%, 09/15/23	150	167
5.70%, 08/15/35	100	123
5.85%, 08/15/45	210	262
Sysco Corporation
2.60%, 06/12/22	500	516
5.95%, 04/01/30 (i)	400	502
Target Corporation
3.63%, 04/15/46	300	364
3.90%, 11/15/47	300	380
The Clorox Company
3.80%, 11/15/21	250	261
The Coca-Cola Company
1.75%, 09/06/24	250	262
2.13%, 09/06/29	250	267
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	32
3.13%, 12/01/49	225	244
The J. M. Smucker Company
3.50%, 03/15/25	300	332
3.38%, 12/15/27	250	275
The Kroger Co.
4.50%, 01/15/29 (a)	300	366
7.50%, 04/01/31	150	214
4.45%, 02/01/47	300	363
The Procter & Gamble Company
2.30%, 02/06/22 (a)	500	516
Tyson Foods, Inc.
5.15%, 08/15/44	200	252
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	200	220
4.50%, 11/18/34	200	224
4.10%, 04/15/50	400	403

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

200

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Walmart Inc.
3.40%, 06/26/23	500	543
2.85%, 07/08/24	125	135
2.65%, 12/15/24	300	325
3.70%, 06/26/28	185	219
3.25%, 07/08/29	485	564
3.63%, 12/15/47	300	368
2.95%, 09/24/49	230	260
		23,642
Consumer Discretionary 1.3%
Alibaba Group Holding Limited
3.13%, 11/28/21	210	216
3.40%, 12/06/27	400	442
4.50%, 11/28/34	300	367
Amazon.com, Inc.
3.15%, 08/22/27	740	842
1.50%, 06/03/30	130	132
3.88%, 08/22/37	170	210
2.50%, 11/29/22 - 06/03/50	400	412
4.25%, 08/22/57	320	427
2.70%, 06/03/60	55	56
American Honda Finance Corporation
3.45%, 07/14/23	200	215
AutoNation, Inc.
4.75%, 06/01/30	350	380
AutoZone, Inc.
3.25%, 04/15/25	350	382
3.75%, 06/01/27	200	224
BorgWarner Inc.
4.38%, 03/15/45	200	210
California Institute of Technology
4.32%, 08/01/45	40	50
Dollar Tree, Inc.
4.20%, 05/15/28	90	105
General Motors Company
5.00%, 04/01/35	200	196
5.15%, 04/01/38	70	67
5.40%, 04/01/48	190	188
GLP Financing, LLC
5.38%, 04/15/26	150	164
5.75%, 06/01/28	300	331
Hasbro, Inc.
6.35%, 03/15/40	300	342
Kohl's Corporation
4.25%, 07/17/25 (a)	500	487
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	215
Lowe`s Companies, Inc.
3.65%, 04/05/29	75	86
4.38%, 09/15/45	150	179
4.55%, 04/05/49	375	472
Marriott International, Inc.
3.13%, 10/15/21 - 06/15/26	800	786
McDonald's Corporation
3.70%, 01/30/26	175	199
6.30%, 03/01/38	200	292
4.88%, 12/09/45	165	214
3.63%, 09/01/49	200	222
NIKE, Inc.
2.25%, 05/01/23	200	209
2.85%, 03/27/30	400	445
Sands China Ltd.
4.60%, 08/08/23 (i)	400	421
5.13%, 08/08/25 (i)	400	435
Southwest Airlines Co.
2.63%, 02/10/30	600	540
Stanley Black & Decker, Inc.
3.40%, 12/01/21	150	155
Starbucks Corporation
2.70%, 06/15/22	225	234
4.00%, 11/15/28	200	233
2.55%, 11/15/30	500	525
4.50%, 11/15/48	200	241
4.45%, 08/15/49	50	60
	Shares/Par[1]	Value ($)
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	26
The Home Depot, Inc.
3.00%, 04/01/26	500	561
5.88%, 12/16/36	600	890
3.13%, 12/15/49	200	218
3.50%, 09/15/56	200	232
Toyota Motor Corporation
3.42%, 07/20/23	200	216
3.67%, 07/20/28	200	232
Toyota Motor Credit Corporation
2.00%, 10/07/24	170	177
1.80%, 02/13/25	400	414
2.15%, 02/13/30	500	525
University of Notre Dame du Lac
3.44%, 02/15/45	250	294
University of Southern California
3.03%, 10/01/39	450	490
5.25%, 10/01/11	20	33
		16,916
Materials 0.8%
Albemarle Corporation
5.45%, 12/01/44	150	156
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	241
5.32%, 11/15/38	90	114
5.42%, 11/15/48	115	152
E. I. du Pont de Nemours and Company
2.30%, 07/15/30	300	312
Eastman Chemical Company
3.80%, 03/15/25	189	204
4.65%, 10/15/44	200	230
Ecolab Inc.
5.50%, 12/08/41	150	209
FMC Corporation
3.20%, 10/01/26	300	324
4.50%, 10/01/49	300	351
International Paper Company
3.80%, 01/15/26	350	393
3.00%, 02/15/27	250	269
4.40%, 08/15/47	150	175
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	326
MOS Holdings Inc.
4.88%, 11/15/41	20	20
Newmont Corporation
5.88%, 04/01/35	200	278
Nucor Corporation
2.70%, 06/01/30	300	315
6.40%, 12/01/37	200	276
Nutrien Ltd.
3.63%, 03/15/24	500	542
2.95%, 05/13/30	300	318
3.95%, 05/13/50	300	333
Packaging Corporation of America
4.50%, 11/01/23	200	219
PPG Industries, Inc.
2.80%, 08/15/29	200	212
2.55%, 06/15/30	300	310
Praxair, Inc.
2.20%, 08/15/22	300	309
2.65%, 02/05/25	400	428
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	363
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	250	283
Southern Copper Corporation
7.50%, 07/27/35	150	210
5.88%, 04/23/45	300	387
The Dow Chemical Company
5.25%, 11/15/41	200	241
4.63%, 10/01/44	250	290
The Sherwin-Williams Company
3.45%, 06/01/27	1,000	1,118

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

201

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
4.50%, 06/01/47	70	85
Vale Overseas Ltd
6.88%, 11/21/36	400	523
		10,516
Real Estate 0.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	220
4.50%, 07/30/29	250	300
4.85%, 04/15/49	300	390
American Tower Corporation
3.50%, 01/31/23	500	534
2.40%, 03/15/25	200	210
3.80%, 08/15/29	90	102
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	373
Boston Properties Limited Partnership
3.80%, 02/01/24	250	271
3.20%, 01/15/25	200	215
2.90%, 03/15/30	200	209
Brandywine Operating Partnership, L.P.
3.95%, 02/15/23 - 11/15/27	400	410
Crown Castle International Corp.
3.20%, 09/01/24	330	357
3.70%, 06/15/26	140	156
3.65%, 09/01/27	80	89
3.25%, 01/15/51	50	50
EPR Properties
4.50%, 04/01/25	200	188
Essex Portfolio, L.P.
3.88%, 05/01/24	200	217
Federal Realty Investment Trust
4.50%, 12/01/44	100	112
FMS Wertmanagement
2.75%, 03/06/23	500	533
Healthpeak Properties, Inc.
6.75%, 02/01/41	200	281
Kimco Realty Corporation
3.70%, 10/01/49	400	374
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	218
National Retail Properties, Inc.
3.10%, 04/15/50	200	168
Office Properties Income Trust
4.00%, 07/15/22	200	198
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	263
ProLogis, L.P.
3.75%, 11/01/25	500	574
2.13%, 04/15/27	100	105
2.25%, 04/15/30	175	184
3.00%, 04/15/50	35	37
Realty Income Corporation
4.13%, 10/15/26	250	285
Simon Property Group, L.P.
3.30%, 01/15/26	500	534
4.25%, 11/30/46	200	215
3.25%, 09/13/49	65	62
Store Capital Corporation
4.50%, 03/15/28	200	201
Ventas Realty, Limited Partnership
3.25%, 08/15/22	300	307
3.50%, 02/01/25	250	258
3.00%, 01/15/30	200	198
Welltower Inc.
4.95%, 09/01/48	150	171
Weyerhaeuser Company
7.38%, 03/15/32	200	271
		9,840
Total Corporate Bonds And Notes (cost $327,048)		361,572
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.7%
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,200	1,395
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30	400	435
	Shares/Par[1]	Value ($)
BMW Vehicle Owner Trust
Series 2018-A4-A, 2.51%, 10/25/21	1,500	1,534
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	1,000	1,039
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,397
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	538
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	758
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	333
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30	500	505
COMM Mortgage Trust
Series 2013-A4-CR11, REMIC, 4.26%, 09/12/23	650	706
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	477	512
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	542
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	424
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	529
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,073
Discover Card Execution Note Trust
Series 2018-A5-A5, 3.32%, 09/15/21	625	647
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	1,030
Ford Credit Floorplan Master Owner Trust A
Series 2019-A1-3, 2.23%, 09/15/22	150	150
GS Mortgage Securities Trust
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	221
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	110
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	984	1,023
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	540
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-A4-C6, REMIC, 2.86%, 09/16/22	205	211
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	541
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	551
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,075
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	345	355
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	500	515
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	149	136
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	182	166
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	154	127
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/17/22	500	511
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,168
WFRBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	314	322
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	541
World Omni Automobile Lease Securitization Trust
Series 2019-A3-A, REMIC, 2.94%, 09/15/21	700	714
Consumer Discretionary 0.0%
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	198	194
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,644)		22,568
SHORT TERM INVESTMENTS 7.6%
Investment Companies 6.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (j) (k)	85,886	85,886
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (j) (k)	13,859	13,859
Total Short Term Investments (cost $99,745)		99,745
Total Investments 107.1% (cost $1,315,763)		1,404,622
Total Forward Sales Commitments (0.2)% (proceeds $3,191)		(3,185)
Other Assets and Liabilities, Net (6.9)%		(89,939)
Total Net Assets 100.0%		1,311,498

(a)  All or a portion of the security was on loan as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

202

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Shares/Par[1]	Value ($)

(b)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $85,635.

(c)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)  The security is a direct debt of the agency and not collateralized by mortgages.

(e)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f)  Convertible security.

(g)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $14,691 and 1.1% of the Fund.

(h)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(i)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j)   Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal National Mortgage Association, Inc.
TBA, 4.00%, 08/15/28 (a)	(150)	(159)
TBA, 4.50%, 07/15/33 (a)	(75)	(79)
TBA, 5.50%, 07/15/45 (a)	(100)	(110)
Government National Mortgage Association
TBA, 5.00%, 07/15/47 (a)	(700)	(760)
TBA, 4.50%, 07/15/48 (a)	(625)	(668)
TBA, 5.00%, 07/15/48 (a)	(275)	(303)
TBA, 5.50%, 07/15/48 (a)	(775)	(839)
TBA, 4.50%, 08/15/48 (a)	(250)	(267)
Total Government And Agency Obligations (proceeds $3,191)		(3,185)
Total Forward Sales Commitments (0.2%) (proceeds $3,191)		(3,185)

(a)  All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2020, the total proceeds for investments sold on a delayed delivery basis was $3,191.

JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 94.5%
1-800-Flowers.Com, Inc. - Class A (a)	8	167
Aaron's, Inc.	25	1,119
Abercrombie & Fitch Co. - Class A (b)	24	252
Accel Entertainment, Inc. (a) (b)	15	144
Acushnet Holdings Corp. (b)	14	497
Adient Public Limited Company (a)	31	517
Adtalem Global Education Inc. (a)	20	618
Advance Auto Parts, Inc.	25	3,586
Amazon.com, Inc. (a)	155	426,503
American Axle & Manufacturing Holdings, Inc. (a)	41	308
American Eagle Outfitters, Inc.	58	634
American Public Education, Inc. (a)	5	163
America's Car Mart, Inc. (a)	2	213
Aptiv PLC	98	7,669
	Shares/Par[1]	Value ($)
Aramark	83	1,874
Asbury Automotive Group, Inc. (a)	7	566
Autoliv, Inc.	30	1,948
AutoNation, Inc. (a)	22	817
AutoZone, Inc. (a)	9	9,705
Bed Bath & Beyond Inc. (b)	44	471
Best Buy Co., Inc.	85	7,406
Big Lots, Inc. (b)	14	578
BJ's Restaurants, Inc.	8	169
Bloomin' Brands, Inc.	27	289
Boot Barn Holdings, Inc. (a)	11	240
BorgWarner Inc.	76	2,680
Boyd Gaming Corporation	30	637
Bright Horizons Family Solutions Inc. (a)	21	2,517
Brinker International Inc.	17	402
Brunswick Corp.	29	1,886
Buckle Inc.	11	178
Burlington Stores Inc. (a)	24	4,749
Caesars Entertainment Corp. (a)	198	2,396
Callaway Golf Co.	32	552
Camping World Holdings, Inc. - Class A	11	291
Capri Holdings Limited (a)	52	810
Carmax Inc. (a)	60	5,369
Carnival Plc (b)	174	2,850
Carriage Services Inc.	6	111
Carter's Inc.	16	1,313
Carvana Co. - Class A (a) (b)	24	2,828
Cato Corp. - Class A (b)	8	63
Cavco Industries Inc. (a)	3	597
Century Communities Inc. (a)	10	306
Cheesecake Factory Inc. (b)	15	348
Chegg, Inc. (a) (b)	44	2,972
Childrens Place Retail Stores Inc. (b)	5	196
Chipotle Mexican Grill Inc. (a)	10	10,124
Choice Hotels International Inc.	13	1,059
Churchill Downs Inc.	13	1,736
Columbia Sportswear Co.	11	894
Cooper Tire & Rubber Co.	18	489
Core-Mark Holding Co. Inc.	17	414
Cracker Barrel Old Country Store, Inc.	8	915
Crocs Inc. (a)	26	941
D.R. Horton, Inc.	127	7,033
Dana Holding Corp.	51	624
Darden Restaurants Inc.	47	3,583
Dave & Buster's Entertainment Inc. (b)	17	223
Deckers Outdoor Corp. (a)	10	2,012
Delphi Technologies PLC (a)	30	432
Denny's Corporation (a)	20	198
Designer Brands Inc. - Class A (b)	23	153
Dick's Sporting Goods Inc.	23	938
Dillard's Inc. - Class A (b)	4	106
Dine Brands Global Inc. (b)	6	267
Dollar Tree Inc. (a)	86	7,994
Domino's Pizza, Inc.	14	5,242
Dorman Products Inc. (a)	10	704
Dunkin' Brands Group Inc.	30	1,970
eBay Inc.	291	15,243
El Pollo Loco Holdings Inc. (a) (b)	7	107
Eldorado Resorts, Inc. (a) (b)	30	1,206
Ethan Allen Interiors Inc. (b)	8	99
ETSY, Inc. (a)	44	4,631
Everi Holdings Inc. (a)	29	151
Extended Stay America, Inc. - Class B	66	738
Five Below, Inc. (a)	20	2,190
Floor & Decor Holdings Inc. (a)	29	1,698
Foot Locker, Inc.	38	1,113
Ford Motor Company	1,420	8,632
Fox Factory Holding Corp. (a)	14	1,179
Frontdoor, Inc. (a)	31	1,363
GameStop Corp. - Class A (a) (b)	22	95
Gap Inc.	83	1,048
Garmin Ltd.	52	5,076
Garrett Motion Inc. (a)	31	169
General Motors Company	471	11,916
Genesco Inc. (a)	6	120

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

203

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Gentex Corp.	92	2,371
Gentherm Incorporated (a)	12	464
Genuine Parts Co.	53	4,619
G-III Apparel Group, Ltd. (a) (b)	16	212
Gopro Inc. - Class A (a) (b)	50	237
Graham Holdings Co.	2	539
Grand Canyon Education, Inc. (a)	18	1,606
Green Brick Partners Inc. (a)	11	134
Group 1 Automotive Inc. (b)	7	448
Grubhub Holdings Inc. (a)	34	2,390
Guess Inc. (b)	12	121
H & R Block, Inc.	72	1,029
Hanesbrands Inc.	132	1,490
Harley-Davidson, Inc.	57	1,350
Hasbro, Inc.	47	3,554
Haverty Furniture Cos. Inc.	6	95
Helen of Troy Ltd (a)	9	1,726
Hibbett Sports Inc. (a)	7	143
Hilton Grand Vacations Inc. (a)	30	580
Hilton Worldwide Holdings Inc.	102	7,470
Installed Building Products, Inc. (a)	9	623
iRobot Corp. (a) (b)	10	852
Jack in the Box Inc.	8	557
Johnson Outdoors Inc. - Class A	2	185
K12 Inc. (a)	15	405
KB Home	30	922
Kohl's Corporation	58	1,198
Kontoor Brands, Inc. (b)	18	321
L Brands, Inc.	86	1,290
Lands' End, Inc. (a) (b)	5	40
Las Vegas Sands Corp.	125	5,709
Laureate Education Inc. - Class A (a)	37	368
La-Z-Boy Inc.	16	446
LCI Industries	9	1,029
Lear Corporation	21	2,303
Leggett & Platt Inc.	48	1,686
Lennar Corporation - Class A	100	6,181
Levi Strauss & Co. - Class A (b)	23	305
LGI Homes, Inc. (a)	8	688
Lindblad Expeditions Holdings Inc. (a)	11	86
Lithia Motors Inc. - Class A	8	1,269
LKQ Corporation (a)	107	2,791
Lowe`s Companies, Inc.	280	37,821
Lululemon Athletica Inc. (a)	45	14,142
M/I Homes, Inc. (a)	10	333
Macy's, Inc. (b)	115	790
Malibu Boats, Inc. - Class A (a)	7	377
MarineMax Inc. (a)	7	146
Marriott International, Inc. - Class A	100	8,614
Marriott Vacations Worldwide Corporation	15	1,221
Mattel, Inc. (a) (b)	128	1,234
McDonald's Corporation	272	50,225
MDC Holdings Inc.	19	695
MercadoLibre S.R.L (a)	16	16,094
Meritage Homes Corporation (a)	14	1,055
MGM Resorts International	171	2,870
Mohawk Industries Inc. (a)	22	2,274
Monarch Casino & Resort Inc. (a)	5	160
Monro Inc. (b)	12	684
Murphy USA Inc. (a)	11	1,189
National Vision Holdings, Inc. (a)	29	888
Newell Brands Inc.	147	2,336
NIKE, Inc. - Class B	454	44,488
Nordstrom Inc. (b)	40	622
Norwegian Cruise Line Holdings Ltd. (a) (b)	91	1,496
NVR, Inc. (a)	1	4,184
Office Depot Inc. (b)	185	435
Ollie's Bargain Outlet Holdings Inc. (a) (b)	21	2,030
OneSpaWorld Holdings Limited (b)	18	85
O'Reilly Automotive, Inc. (a)	27	11,520
Overstock.com Inc. (a) (b)	13	363
Oxford Industries Inc.	6	276
Papa John's International Inc.	10	829
Penn National Gaming Inc. (a) (b)	47	1,425
Penske Automotive Group, Inc.	12	461
	Shares/Par[1]	Value ($)
Perdoceo Education Corporation (a)	26	408
PetMed Express Inc. (b)	7	262
Planet Fitness, Inc. - Class A (a)	29	1,736
Playa Hotels & Resorts N.V. (a) (b)	26	94
Polaris Industries Inc.	22	2,002
Pool Corporation	15	3,974
Pulte Homes Inc.	98	3,342
PVH Corp.	26	1,244
Quotient Technology Inc. (a)	26	189
Qurate Retail, Inc. - Class A (a)	142	1,353
Ralph Lauren Corp. - Class A	18	1,312
Red Rock Resorts, Inc. - Class A	24	265
Regis Corp. (a)	8	66
Rent-A-Center, Inc.	17	476
Revolve Group - Class A (a) (b)	5	78
RH (a) (b)	6	1,384
Ross Stores Inc.	131	11,160
Royal Caribbean Cruises Ltd. (b)	65	3,283
Ruth's Hospitality Group Inc.	11	88
Sally Beauty Holdings, Inc. (a)	41	519
Scientific Games Corporation - Class A (a)	22	337
Seaworld Entertainment, Inc. (a) (b)	20	293
Service Corp. International	67	2,596
ServiceMaster Holding Corporation (a)	49	1,753
Shake Shack Inc. - Class A (a) (b)	12	620
Shoe Carnival Inc. (b)	3	78
Shutterstock Inc.	7	259
Signet Jewelers Limited (b)	20	205
Six Flags Operations Inc.	27	521
Skechers U.S.A. Inc. - Class A (a)	49	1,545
Skyline Corp. (a)	19	468
Sleep Number Corporation (a)	11	452
Smith & Wesson Brands, Inc. (a)	20	428
Sonic Automotive, Inc. - Class A	9	279
Sonos, Inc. (a)	31	452
Stamps.com Inc. (a)	6	1,167
Standard Motor Products Inc.	7	297
Starbucks Corporation	429	31,540
Steven Madden Ltd.	29	717
Stitch Fix, Inc. - Class A (a) (b)	19	480
Stoneridge, Inc. (a)	11	225
Strategic Education, Inc.	8	1,220
Sturm Ruger & Co. Inc.	6	478
Tapestry Inc.	101	1,335
Taylor Morrison Home II Corporation - Class A (a)	46	879
Tempur Sealy International, Inc. (a)	18	1,268
Tenneco Inc. (a) (b)	20	154
Tesla Inc. (a)	54	58,177
Texas Roadhouse Inc.	24	1,249
The Goodyear Tire & Rubber Company	84	751
The Home Depot, Inc.	398	99,824
The Michaels Companies, Inc. (a) (b)	22	156
The RealReal, Inc. (a) (b)	8	106
The Rubicon Project, Inc. (a)	38	254
The Wendy's Company	69	1,503
Thor Industries Inc.	20	2,142
Tiffany & Co.	40	4,880
TJX Cos. Inc.	439	22,209
Toll Brothers Inc.	46	1,485
TopBuild Corp. (a)	12	1,387
Tractor Supply Co.	43	5,673
TRI Pointe Homes, Inc. (a)	50	732
Twin River Worldwide Holdings, Inc.	6	144
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	20	4,032
Under Armour Inc. - Class A (a)	70	679
Under Armour Inc. - Class C (a)	70	618
Universal Electronics Inc. (a)	5	250
Urban Outfitters Inc. (a)	23	351
Vail Resorts, Inc.	15	2,674
Veoneer, Inc. (a) (b)	41	436
VF Corp.	122	7,452
Vista Outdoor Inc. (a)	21	304
Visteon Corporation (a) (b)	10	716
Wayfair Inc. - Class A (a) (b)	23	4,592
Whirlpool Corporation	23	2,961

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

204

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Williams-Sonoma Inc.	28	2,330
Wingstop Inc.	11	1,472
Winmark Corp.	1	190
Winnebago Industries Inc.	12	807
Wolverine World Wide, Inc.	31	729
WW International, Inc. (a)	16	418
Wyndham Destinations, Inc.	33	922
Wyndham Hotels & Resorts, Inc.	34	1,428
Wynn Resorts Ltd.	35	2,615
YETI Holdings, Inc. (a)	28	1,176
Yum! Brands, Inc.	110	9,534
Zumiez Inc. (a)	7	188
		1,207,350
Consumer Staples 3.1%
Dollar General Corporation	93	17,703
Target Corporation	185	22,186
		39,889
Communication Services 2.2%
Booking Holdings Inc. (a)	15	23,871
Expedia Group, Inc.	49	4,035
Groupon, Inc. (a) (b)	9	162
		28,068
Total Common Stocks (cost $893,301)		1,275,307
RIGHTS 0.0%
Dyax Corp. (a) (c)	27	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (d) (e)	19,757	19,757
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	2,473	2,473
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.16%, 02/25/21 (f) (g)	350	350
Total Short Term Investments (cost $22,580)		22,580
Total Investments 101.6% (cost $915,881)		1,297,890
Other Derivative Instruments 0.0%		52
Other Assets and Liabilities, Net (1.6)%		(20,481)
Total Net Assets 100.0%		1,277,461

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon Emerging Markets Index Fund
COMMON STOCKS 96.0%
China 36.0%
360 Security Technology Inc. - Class A	8	22
3SBio Inc. (a) (b)	171	219
AAC Technologies Holdings Inc. (b)	108	668
Accelink Technologies Co., Ltd.	13	62
Addsino Co., Ltd	8	15
AECC Aero-Engine Control Co., Ltd.	12	23
Aecc Aviation Power Co., Ltd. - Class A (a)	22	74
Aerospace Era Electronic Technology Co., Ltd. (a)	65	60
Agile Group Holdings Limited	156	185
Agricultural Bank of China Limited - Class A	731	350
Aier Eye Hospital Group Co., Ltd	31	189
Air China Ltd. - Class A	7	7
Air China Ltd. - Class H (b)	374	224
	Shares/Par[1]	Value ($)
Aisino Corporation - Class A	3	6
AK Medical Holdings Limited	60	192
Alibaba Group Holding Limited - ADS (a)	301	65,014
Alibaba Health Information Technology Limited (a)	586	1,719
Alibaba Pictures Group Limited (a) (b)	1,610	215
A-Living Services Co., Ltd.	73	374
Aluminum Corporation of China Limited - Class A (a)	30	12
Aluminum Corporation of China Limited - Class H (a)	732	138
Angang Steel Company Limited - Class A	22	8
Angel Yeast Co., Ltd. - Class A	12	86
Anhui Conch Cement Company Limited - Class A	40	299
Anhui Conch Cement Company Limited - Class H	190	1,281
Anhui Gujing Distillery Co., Ltd.	3	72
Anhui Gujing Distillery Co., Ltd.	17	178
Anhui Kouzi Wine Industry Co., Ltd.	7	51
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A	11	222
Asymchem Laboratories (Tianjin) Co., Ltd.	3	89
Autobio Diagnostics Co., Ltd.	4	80
Autohome Inc. - Class A - ADR	9	691
AVIC Aircraft Co., Ltd. - Class A	29	72
AVIC Capital - Class A	14	8
Avic Electromechanical Systems Co., Ltd. (a)	59	66
AVIC Jonhon Optronic Technology Co., Ltd.	9	55
Avic Shenyang Aircraft Co., Ltd. - Class A	2	10
AVIC Sunda Holding Company Limited	19	82
BAIC BluePark New Energy Technology Co., Ltd (a)	29	26
BAIC Motor Corporation., Ltd - Class H	259	113
Baidu, Inc. - Class A - ADR (a)	44	5,289
Bank of Beijing Co., Ltd. - Class A	221	153
Bank of Chengdu Co., Ltd.	78	88
Bank of China Limited - Class A	250	123
Bank of China Limited - Class H	12,742	4,724
Bank of Communications Co., Ltd. - Class A	404	294
Bank of Communications Co., Ltd. - Class H	1,435	886
Bank of Jiangsu Co.,Ltd. - Class A	128	103
Bank of Nanjing Co., Ltd. - Class A	105	109
Bank of Ningbo Co., Ltd. - Class A	63	235
Bank of Shanghai Co., Ltd. - Class A	104	123
Baoshan Iron & Steel Co., Ltd.	211	136
BBMG Corporation - Class A	21	9
Beijing Capital Development Co., Ltd.	50	42
Beijing Capital International Airport Co. Ltd. - Class H	294	185
Beijing Dabeinong Technology Group Co., Ltd. - Class A	13	16
Beijing E-Hualu Information Technology Co., Ltd	2	19
Beijing Enlight Media Co., Ltd.	37	57
Beijing Enterprises Holdings Ltd.	77	258
Beijing Huaer Company Limited - Class A	15	18
Beijing Kunlun Online Tech Co., Ltd.	6	20
Beijing New Building Material (Group) Co., Ltd.	18	53
Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	16	90
Beijing Origin Water Technology Co., Ltd.	51	58
Beijing Shiji Information Technology Co., Ltd. - Class A	11	61
Beijing Shunxin Agriculture Co., Ltd.	7	58
Beijing Sinnet Technology Co., Ltd.	20	74
Beijing Thunisoft Co.,Ltd.	8	31
Beijing Tiantan Biological Products Corporation Limited	14	87
Beijing Tongrentang Co., Ltd. - Class A	2	7
Beijing Wuba Information Technology Co., Ltd. - Class A - ADR (a)	16	850
Beijing Yanjing Brewery Co., Ltd.	62	60
Beijing Zhonggong Education Technology Co., Ltd.	21	84
Beiya Industrial (Group) Co., Ltd.	57	52
BEST Inc. - ADS (a)	22	94
Betta Pharmaceuticals Co., Ltd	5	103
Bicycle Club Joint Venture, L.P.	23	146
Bilibili Inc. - ADR (a)	15	705
BOE Technology Group Co., Ltd. - Class A	368	244
Bohai Capital Holding Co., Ltd. (a)	44	19
Brilliance China Automotive Holdings Ltd.	456	410
BTG Hotels (Group) Co., Ltd.	22	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

205

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
BYD Company Limited - Class A	8	76
BYD Company Limited - Class H (b)	113	869
BYD Electronic (International) Company Limited (b)	95	218
BY-HEALTH Co., Ltd.	24	67
C&S Paper Co.,Ltd.	13	41
Caitong Securities Co., Ltd.	20	29
Cansino Biologics Inc. (a) (b)	9	261
Centre Testing International Group Co., Ltd.	27	75
Chacha Food Company, Limited	12	88
Changchun High And New Technology Industry (Group) Inc.	4	247
Changjiang Securities Co., Ltd. - Class A	70	67
Changzhou Xingyu Automotive Lighting Systems Co., Ltd.	4	77
ChaoZhou Three-Circle (Group) Co., Ltd. - Class A	7	28
Chengdu Kanghong Pharmaceuticals Group Co., Ltd	11	75
Chengdu Westone Information Industry Inc.	15	45
Chengdu Xingrong Environment Co., Ltd.	83	54
China Aoyuan Group Limited	208	254
China Avionics Systems Co., Ltd. - Class A	4	7
China CITIC Bank Corporation Limited - Class A	71	52
China CITIC Bank Corporation Limited - Class H	1,349	588
China Communications Construction Company Limited - Class A	73	76
China Communications Construction Company Limited - Class H (b)	646	366
China Conch Venture Holdings Limited	249	1,055
China Construction Bank Corporation - Class A	25	22
China Construction Bank Corporation - Class H	15,520	12,595
China East Education Holdings Limited	103	188
China Eastern Airlines Corporation Limited - Class A (a)	91	55
China Eastern Airlines Corporation Limited - Class H (b)	364	131
China Enterprise Company Limited	33	19
China Everbright Bank Company Limited - Class A	321	163
China Feihe Limited (b)	140	282
China Film Co., Ltd. - Class A	2	4
China Fortune Land Development Co., Ltd. - Class A	29	95
China Galaxy Securities Co., Ltd.	60	98
China Gezhouba Group Co., Ltd. - Class A	7	6
China Hongqiao Group Limited	275	123
China Huarong Asset Management Co., Ltd. - Class H (b)	1,791	182
China Huishan Dairy Holdings Company Limited (a) (c)	946	—
China International Capital Corporation (Hong Kong) Limited - Class H (b)	211	418
China International Travel Service Company, Limited	20	446
China Jushi Co.,Ltd.	41	53
China Lesso Group Holdings Limited	198	259
China Life Insurance Company Limited - Class A	28	107
China Life Insurance Company Limited - Class H	1,205	2,421
China Literature Limited (a)	46	313
China Longyuan Power Group Corporation Limited - Class H	485	272
China Meheco Group Co., Ltd.	29	58
China Merchants Bank Co., Ltd. - Class A	198	943
China Merchants Energy Shipping Co., Ltd.	60	50
China Merchants Holdings International Co. Ltd.	190	226
China Merchants Securities Co.,Ltd. - Class A	57	179
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	69	160
China Minsheng Banking Corp. , Ltd. - Class A	359	288
China Minsheng Banking Corp. , Ltd. - Class H	938	644
China Mobile Ltd.	985	6,684
China Molybdenum Co.,Ltd - Class A	131	68
China Molybdenum Co.,Ltd - Class H	686	225
China National Accord Medicines Corporation Ltd.	3	22
China National Building Material Co., Ltd. - Class H	650	693
China National Chemical Engineering Co.,Ltd - Class A	71	55
China National Medicines Corporation Ltd.	6	35
China National Nuclear Power Co Ltd - Class A	149	87
China National Software and Service Company Limited	5	57
	Shares/Par[1]	Value ($)
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A (a)	43	57
China Pacific Insurance (Group) Co., Ltd. - Class A	62	239
China Pacific Insurance (Group) Co., Ltd. - Class H	439	1,177
China Petroleum & Chemical Corporation - Class A	166	92
China Petroleum & Chemical Corporation - Class H	4,024	1,673
China Railway Construction Co., Ltd. - Class A	69	82
China Railway Construction Co., Ltd. - Class H	326	259
China Railway Group Limited - Class A	107	76
China Railway Group Limited - Class H	687	355
China Railway Signal & Communication Corporation Limited - Class H	282	122
China Reinsurance (Group) Corporation - Class H	899	92
China Resources Cement Holdings Limited	396	486
China Resources Pharmaceutical Group Limited	258	150
China Resources Sanjiu Pharmaceutical Co., Ltd. - Class A	2	9
China Shenhua Energy Company Limited - Class A	44	89
China Shenhua Energy Company Limited - Class H	542	847
China Shipbuilding Industry Corporation - Class A	157	89
China South Publishing And Media Group Co., Ltd. - Class A	38	57
China Southern Airlines Co., Ltd. - Class A	2	2
China Southern Airlines Co., Ltd. - Class H (b)	272	121
China Spacesat Co., Ltd. - Class A (a)	3	12
China State Construction Engineering Corporation Limited - Class A	442	298
China Telecom Corp. Ltd. - Class H	2,080	583
China Tower Corporation Limited (b)	7,076	1,258
China Traditional Chinese Medicine Holdings Co. Ltd.	286	139
China Transinfo Technology Co., Ltd.	22	76
China United Network Communications Corporation Limited	235	162
China Vanke Co., Ltd. - Class A	107	398
China Yangtze Power Co., Ltd. - Class A	182	488
China Yuhua Education Group Co., Ltd (b)	168	139
Chinese Universe Publishing and Media Co., Ltd - Class A	4	7
Chongqing Brewery Co., Ltd.	7	77
Chongqing Changan Automobile Company Limited - Class A	55	85
Chongqing Fuling Zhacai Group Co., Ltd.	15	77
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	148
Chongqing Zhifei Biological Products Co.,Ltd.	10	147
CIFI Holdings (Group) Co. Ltd.	434	341
Citic Securities Co., Ltd. - Class A	97	330
Citic Securities Co., Ltd. - Class H (b)	347	661
CNOOC Limited	2,915	3,224
Contemporary Amperex Technology Co., Limited	23	574
COSCO SHIPPING Development Co., Ltd. - Class A	72	19
COSCO SHIPPING Energy Transportation Co., Ltd.	65	60
COSCO SHIPPING Energy Transportation Co., Ltd. (b)	214	96
COSCO SHIPPING Holdings Co., Ltd. - Class A (a)	23	11
COSCO SHIPPING Holdings Co., Ltd. - Class H (a)	347	100
Country Garden Holdings Company Limited (b)	1,220	1,505
Country Garden Services Holdings Company Limited	212	991
CRRC Corporation Limited - Class A	225	177
CRRC Corporation Limited - Class H	637	270
CSC Financial Co., Ltd.	29	163
Da An Gene Co., Ltd.Of Sun Yat-Sen University	6	21
Dali Foods Group Company Limited	374	228
Daqin Railway Co., Ltd. - Class A	160	160
Dawning Information Industry Co.,Ltd	16	85
DHC Software Co.,Ltd - Class A	46	82
Dong-E-E-Jiao Co., Ltd. - Class A	2	9
Dongfang Electric Corp. Ltd. - Class A	8	10
Dongfeng Motor Group Co., Ltd - Class H (b)	424	255
Dongxing Securities Co., Ltd. - Class A	5	7
Dragon Delight Holdings Company Limited	202	361
East Money Information Co., Ltd.	72	207
ENN Energy Holdings Ltd.	130	1,462
EVE Energy Co., Ltd.	19	129
Everbright Securities Company Limited - Class A	40	90
Fangda Carbon New Material Co., Ltd. - Class A (a)	56	50

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

206

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Far East Horizon Limited	252	214
FiberHome Telecommunication Technologies Co., Ltd.	15	61
Financial Street Holdings Co., Ltd. - Class A	6	6
First Venture Securities Co., Ltd. - Class A	57	56
Foshan Haitian Flavoring & Food Co., Ltd - Class A	24	426
Fosun International Limited	429	548
Founder Securities Co., Ltd. - Class A	63	63
Foxconn Industrial Internet Co., Ltd.	36	78
Fujian Star-net Communication Co.,Ltd	3	16
Fujian Sunner Development Co., Ltd.	15	63
Fuyao Glass Industry Group Co., Ltd. - Class A (a)	20	60
Fuyao Glass Industry Group Co., Ltd. - Class H	58	138
Fuzhou Tianyu Electric Co.,Ltd. (a)	47	42
Ganfeng Lithium Co., Ltd. - Class A	12	88
G-Bits Network Technology (Xiamen) Co., Ltd.	1	93
GCL System Integration Technology Co. Ltd (a)	58	21
GD Power Development Co.,Ltd.	30	8
GDS Holdings Ltd. - ADR (a) (b)	13	1,001
Geely Automobile Holdings Ltd.	953	1,505
GEM Co., Ltd	90	64
Gemdale Corporation - Class A	67	131
GenScript Biotech Corporation (a) (b)	174	359
GF Securities Co., Ltd. - Class A	36	73
GF Securities Co., Ltd. - Class H (b)	229	246
Giant Network Group Co., Ltd. - Class A	16	40
GigaDevice Semiconductor (Beijing) Inc.	5	159
Glodon Company Limited	11	108
Goertek Inc. - Class A	32	134
Grandjoy Holdings Group Co.,Ltd. (a)	53	38
Great Wall Motor Co. Ltd. - Class H	477	298
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange	10	17
Gree Electric Appliances, Inc. of Zhuhai - Class A	32	253
Greenland Holding Group Co., Ltd - Class A	121	106
Greentown Services Group Co Ltd (d)	186	221
GRG Banking Equipment Co., Ltd.	13	24
GSX Techedu Inc. - Class A - ADR (a) (b)	12	737
Guangdong Haid Group Co., Ltd.	17	115
Guangdong HEC Technology Holding Co., Ltd (a)	42	41
Guangdong Hongda Blasting Co., Ltd.	5	26
Guangdong Investment Ltd.	490	841
Guangdong Wens Foodstuff Group Co., Ltd.	72	221
Guangzhou Automobile Group Co., Ltd. - Class H	458	334
Guangzhou Baiyun International Airport Xianglong Restaurant	22	48
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	10	45
Guangzhou Haige Communications Group Incorporated Company - Class A	46	85
Guangzhou Kingmed Diagnostics Group Co,.Ltd.	7	89
Guangzhou R&F Properties Co., Ltd. - Class H (b)	184	216
Guangzhou Shiyuan Electronic Technology Co.,Ltd.	8	107
Guangzhou Wondfo Biotech Co., Ltd	7	103
Guocheng Mining Co., Ltd. (a)	7	18
Guosen Securities Co., Ltd. - Class A	59	94
Guotai Junan Securities Co., Ltd. - Class A	60	147
Guotai Junan Securities Co., Ltd. - Class H	87	121
Guoxuan High-Tech Co., Ltd.	6	25
Haidilao International Holding Ltd. (b)	124	527
Haier Smart Home Co., Ltd - Class A	55	138
Hainan Airlines Holding Co., Ltd. (a)	159	34
Haitian International Holdings Limited	109	224
Haitong Securities Co., Ltd. - Class A	72	128
Hangzhou Bank Co., Ltd. - Class A	8	10
Hangzhou Hikvision Digital Technology Co.,Ltd. - Class A	97	418
Hangzhou Robam Appliances Co., Ltd. - Class A	14	64
Hangzhou Silan Microelectronics Co., Ltd.	24	50
Hangzhou Tigermed Consulting Co., Ltd	9	126
Hansoh Pharmaceutical Group Company Limited (a)	88	417
Hedy Holding Co., Ltd. - Class A	161	127
Hefei Meyer Optoelectronic Technology Inc.	10	75
Heilongjiang Agriculture Company Limited	4	8
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	30	192
	Shares/Par[1]	Value ($)
Hengan International Group Co. Ltd.	104	824
Hengli Petrochemical (Dalian) Co., Ltd.	65	129
Hengsheng Chemical Industry Co., Ltd.	23	58
Hengtong Optic-Electric Co., Ltd. - Class A	3	7
Hengyi Petrochemical Co. Ltd	41	53
Hithink Royalflush Information Network Co., Ltd	7	127
Holitech Technology Co.,Ltd.	32	24
Hongfa Technology Co., Ltd.	13	74
Hua Hong Semiconductor Limited (a) (b)	65	228
Hua Xia Bank Co., Limited - Class A	115	100
Huaan Securities Co., Ltd. - Class A	35	34
Huadian Power International Corporation Limited - Class A	55	26
Huadong Medicine Co.,Ltd - Class A	18	64
Huagong Tech Company Limited	6	19
Hualan Biological Engineering, Inc.	16	114
Huaneng Power International, Inc. - Class A	18	11
Huaneng Power International, Inc. - Class H (b)	520	196
Huatai Securities Co.,Ltd. - Class A	61	162
Huatai Securities Co.,Ltd. - Class H	218	348
Huaxi Securities Co.,Ltd. - Class A	9	14
Huaxin Cement Co., Ltd.	19	63
Huayu Automotive Systems Co., Ltd. - Class A	37	109
Huazhu Group Limited - ADS	21	746
Hubei Energy Group Co., Ltd. - Class A	21	10
Hubei Granules-Biocause Pharmaceutical Co., Ltd. - Class A	66	49
Hubei Jumpcan Pharmaceutical Co., Ltd.	16	59
Hunan Valin Steel Co., Ltd.	35	19
Hundsun Technologies Inc. - Class A	6	84
HUYA Inc. - Class A - ADR (a) (b)	12	228
iFlytek Co., Ltd. - Class A	26	136
iFlytek Co., Ltd. - Class A	21	55
Industrial and Commercial Bank of China Limited - Class A	521	367
Industrial and Commercial Bank of China Limited - Class H	9,757	5,925
Industrial Bank Co., Ltd. - Class A	219	490
Industrial Securities Co., Ltd. - Class A	74	72
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A	557	85
Inner Mongolia First Machinery Group Co., Ltd.	15	22
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd.	43	15
Inner Mongolia MengDian HuaNeng Thermal Power Corporation Limited	150	52
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	46	204
Inner Mongolia Yitai Coal Co. Ltd. - Class B	181	118
Innovent Biologics, Inc. (a)	149	1,114
Inspur Electronic Information Industry Co., Ltd.	14	76
iQIYI, Inc. - ADS (a)	35	808
Jafron Biomedical Co., Ltd.	9	84
JD.com, Inc. - Class A - ADR (a)	136	8,185
Jiangsu Changshu Rural Commercial Bank Co., Ltd.	46	49
Jiangsu Expressway Co. Ltd. - Class H	223	261
Jiangsu Hengli Hydraulic Technology Co., Ltd.	11	129
Jiangsu Hengrui Medicine Co., Ltd. - Class A	49	640
Jiangsu King's Luck Brewery Joint-Stock Co., Ltd.	12	69
Jiangsu Shagang Group Co., Ltd	13	23
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	14	216
Jiangsu Xinmin Textile Science & Technology Co., Ltd.	36	109
Jiangsu Yangnong Chemical Co., Ltd.	1	16
Jiangsu Zhongnan Construction Group Co., Ltd.	47	59
Jiangsu Zhongtian Technology Co., Ltd.	47	76
Jiangxi Copper Company Limited - Class A	45	85
Jiangxi Copper Company Limited - Class H	100	101
Jiangxi Zhengbang Technology Co., Ltd.	25	63
Jiangyu Yuyue Medical Equipment & Supply Co., Ltd.	2	11
Jilin Aodong Yanbian Pharmaceutical Co., Ltd.	24	54
Jinduicheng Molybdenum Group Co., Ltd. - Class A	13	11
Jinke Property Group Co., Ltd.	354	191
Jinyu Bio-Technology Co., Ltd.	19	76
Joincare Pharmaceutical Group Industry Co., Ltd.	36	84
Jointown Pharmaceutical Group Co., Ltd. - Class A	4	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

207

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd.	8	70
Joyoung Co., Ltd.	8	40
Joyy Inc. - ADR (a)	9	776
Juewei Food Co., Ltd.	8	84
Juneyao Airlines Co., Ltd.	27	34
Kaile Science And Technology Co., Ltd.	6	12
Kaisa Group Holdings Ltd. (b)	420	160
Kingdee International Software Group Co. Ltd. (b)	377	885
Koolearn Technology Holding Limited (a) (b)	36	145
Kweichow Moutai Co., Ltd. - Class A	12	2,463
KWG Group Holdings Limited	196	331
Laobaixing Pharmacy Chain Joint Stock Company	6	79
Lee & Man Paper Manufacturing Ltd. (b)	203	110
Legend Holdings Corporation - Class H	87	102
Lens Technology Co., Ltd	25	99
Leo Group Co., Ltd.	29	16
Lepu Medical Technology (Beijing) Co., Ltd.	18	95
Li Ning Company Limited	331	1,066
Liaoning Chengda Co., Ltd. - Class A	19	50
Lingyi iTech (Guangdong) Company (a)	58	88
Livzon Pharmaceutical Group Inc.	11	78
Lomon Billions Group Co., Ltd.	29	75
LONGi Green Energy Technology Co., Ltd. - Class A	31	181
Luenmei Quantum Co., Ltd.	12	23
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	64	464
Luye Pharma Group Ltd (b)	320	197
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	17	216
Maanshan Iron & Steel Company Limited - Class A	60	22
Mango Excellent Media Co., Ltd. (a)	17	159
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A	36	74
Meituan Dianping (a)	570	12,725
Metallurgical Corporation of China Ltd. - Class A	49	17
Momo Inc. - ADR	24	414
Muyuan Foods Co.,Ltd. - Class A	35	405
Nanjing King-friend Biochemical Pharmaceutical Co., Ltd	9	82
Nanjing Securities Co., Ltd.	14	27
Nanyang Topsec Technologies Group Inc. (a)	7	25
NARI Technology Co., Ltd.	54	156
Naura Technology Group Co., Ltd.	5	122
NavInfo Co., Ltd.	24	57
NetEase, Inc. - ADR	13	5,585
New China Life Insurance Company Ltd. - Class A	16	102
New Hope Liuhe Co., Ltd. - Class A	31	132
New Oriental Education & Technology Group - ADR (a)	23	2,942
Newland Digital Technology Co.,Ltd.	10	22
Ninestar Corporation - Class A	9	43
Ningbo Joyson Electronic Corp. (a)	5	18
Ningbo Tuopu Group Co.,Ltd.	5	20
Ningbo Zhoushan Port Group Co., Ltd.	19	9
NIO, Inc. - Class A - ADR (a) (b)	146	1,131
Noah Holdings Limited - Class A - ADS (a)	4	96
Northeast Securities Co., Ltd.	19	23
Oceanwide Holdings Co., Ltd.	119	63
Offshore Oil Engineering Co.,Ltd. - Class A	70	45
OFILM Group Co., Ltd. - Class A	69	80
Oppein Home Group Inc.	4	69
Oppein Home Group Inc. - Class A	117	100
Orient Securities Company Limited - Class A	80	108
Oriental Pearl Group Co., Ltd. - Class A	7	10
Ovctek China Inc.	10	96
Pangang Group Steel Vanadium & Titanium Co., Ltd. (a)	139	40
People's Insurance Company (Group) of China Limited, The	39	35
Perfect World Co., Ltd. - Class A	17	139
PetroChina Company Limited - Class A	256	152
PetroChina Company Limited - Class H	3,399	1,128
Pinduoduo Inc. - ADR (a)	42	3,576
Ping An Bank Co., Ltd. - Class A	186	336
Ping An Healthcare and Technology Company Limited (a) (b)	60	923
	Shares/Par[1]	Value ($)
Ping An Insurance (Group) Co of China Ltd - Class A	101	1,018
Ping An Insurance (Group) Co of China Ltd - Class H	957	9,612
Poly Developments And Holdings Group Co., Ltd. - Class A	121	254
Poly Property Development Co., Ltd. (d)	17	176
Postal Savings Bank of China Co., Ltd. - Class H (d)	1,570	900
Power Construction Corporation of China - Class A	171	84
Proya Cosmetics Co., Ltd.	4	99
Public Joint Stock Society Oil Company Lukoil - ADR (a)	5	345
Qingdao Rural Commercial Bank Co., Ltd.	28	18
RiseSun Real Estate Development Co., Ltd. - Class A	51	58
Rongsheng Petrochemical Co., Ltd. - Class A	40	69
S.F. Holding Co., Ltd	30	234
SAIC Motor Corporation Limited - Class A	80	193
Sanan Optoelectronics Co., Ltd. - Class A	38	136
Sangfor Technologies Inc.	4	108
Sansteel Minguang Co., Ltd., Fujian	45	43
SANY Heavy Industry Co., Ltd. - Class A	56	148
SDIC Capital Co., Ltd. - Class A	42	76
SDIC Power Holdings Co., Ltd. - Class A	94	105
Sealand Securities Co., Ltd.	107	66
Seazen Group Limited	316	276
Seazen Holdings Co., Ltd. - Class A (a)	24	105
SG Micro Corp.	2	99
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	91	93
Shan Dong Sun Paper Industry Joint Stock Co., Ltd.	41	56
Shandong Buchang Pharmaceutical Co., Ltd. - Class A	3	12
Shandong Gold Group Co., Ltd. - Class A	17	90
Shandong Haisteel International Trading Co., Ltd. - Class A	97	28
Shandong Linglong Tyre Co., Ltd.	21	61
Shandong Nanshan Aluminium Co., Ltd.	72	21
Shandong Sinocera Functional Material Co., Ltd.	17	78
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	374	832
Shanghai Baosight Software Co., Ltd.	11	90
Shanghai Baozun E-Commerce Limited - ADR (a) (b)	6	228
Shanghai Electric Group Company Limited - Class A	10	7
Shanghai Electric Power Company Limited	21	22
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	3	15
Shanghai Hyron Software Co.,Ltd. - Class A	118	47
Shanghai International Airport Co.Ltd.	11	109
Shanghai International Port(Group) Co.,Ltd - Class A	79	47
Shanghai Jahwa United Co., Ltd.	12	83
Shanghai Jiangong Tufang Construction Co., Ltd.	87	38
Shanghai Jin Jiang International Hotels Development Co.,Ltd.	3	13
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	225	175
Shanghai M&G Stationery Inc	12	92
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	3	7
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	117	197
Shanghai Pu Tai Lai New Energy Technology Co., Ltd.	8	111
Shanghai Pudong Development Bank Co., Ltd. - Class A	255	383
Shanghai RAAS blood products co., Ltd. (a)	40	48
Shanghai Tunnel Engineering Co., Ltd. - Class A	10	8
Shanghai Wingtech Electronics Technology Co.,Ltd. (a)	7	125
Shanghai Yuyuan Tourist Mart(Group)Co., Ltd.	49	61
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	—	1
Shanxi Lu'an Environmental Energy Development Co.,Ltd. - Class A	48	38
Shanxi Securities Co., Ltd. - Class A	12	11
Shanxi Taigang Stainless Steel Co., Ltd.	97	46
Shanxi Xishan Coal and Electricity Power Co., Ltd. - Class A	84	45
Shenergy Company Limited - Class A	81	68
Shengyi Technology Co., Ltd.	25	104

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

208

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Shennan Circuit Company Limited	5	130
Shenwang Hongyuan Group Co., Ltd - Class A (a)	188	135
Shenyang Siasun Robot & Automation Co., Ltd. (a)	28	54
Shenzhen Airport Co., Ltd.	40	43
Shenzhen BGI Genomics Co., Ltd.	6	135
Shenzhen Energy Group Co., Ltd. - Class A	19	12
Shenzhen Expressway Company Limited	120	122
Shenzhen Goodix Technology Co., Ltd.	4	129
Shenzhen Hepalink Pharmaceutical Group Co., Ltd.	23	80
Shenzhen Inovance technology Co., Ltd.	20	107
Shenzhen International Holdings Limited	176	282
Shenzhen Investment Ltd.	484	154
Shenzhen Kaifa Technology Co., Ltd.	24	74
Shenzhen Kangtai Biological Products Co., Ltd.	7	156
Shenzhen Kingdom Sci-Tech Co., Ltd. (a)	20	54
Shenzhen Leyard Opto-Electronic Co. Ltd	23	20
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	9	382
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	39
Shenzhen Sunway Communication Co., Ltd.	11	81
Shenzhou International Group Holdings Limited	127	1,543
Shijiazhuang Yiling Pharmaceutical Co.,Ltd.	4	18
Sichuan Chuantou Energy Co.,Ltd. - Class A	9	11
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	18	54
Sichuan Languang Development Co., Ltd.	57	43
Sichuan Swellfun Co., Ltd.	7	58
Silergy Corp.	12	792
SINA Corporation (a)	9	316
Sinolink Securities Co., Ltd. - Class A	6	10
Sinopec Engineering (Group) Co., Ltd. - Class H	240	103
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	16	8
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	484	117
Sinopharm Group Co. Ltd. - Class H (b)	222	572
Sinopharm Jinhua Co., Ltd. (a)	57	44
Sinotrans Limited	92	42
SOHO China Limited (a)	293	103
Songcheng Performance Development Co.,Ltd	31	77
Soochow Securities Co.,Ltd - Class A	12	14
Southwest Securities Co., Ltd.	36	24
Spring Airlines Co., Ltd. - Class A (a)	11	55
STO.Experss.Ltd.	7	16
Sun Art Retail Group Limited	392	674
Sunac China Holdings Limited	420	1,767
Suning.Com Co.,Ltd - Class A	82	101
Sunshine City Group Co., Ltd. - Class A (a)	20	8
Sunwoda Electronic Co., Ltd.	26	68
Suofeiya Home Collection Company, Limited	22	75
Suzhou Dongshan Precision Manufacturing Co., Ltd.	10	43
Suzhou Gold Mantis Construction Decoration Co., Ltd. - Class A	68	76
TAL Education Group - ADS (a)	62	4,236
Tangshan Jidong Cement Co., Ltd.	5	12
TBEA Company Ltd. - Class A	13	12
TCL Corporation	138	121
Tencent Holdings Limited	920	59,300
Tencent Music Entertainment Group - Class A - ADR (a)	58	775
The Pacific Securities Co.,Ltd (a)	117	53
Thunder Software Technology Co., Ltd.	3	31
Tianfeng Securities Co., Ltd.	101	87
Tianjin 712 Communication & Broadcasting Co., Ltd.	4	21
Tianjin Chase Sun Pharmaceutical Co Ltd.	21	16
Tianjin Zhonghuan Semiconductor Co., Ltd.	36	115
Tianma Microelectronics Co., Ltd. - Class A	30	65
Tianqi Lithium Corporation (a)	3	8
Tianshui Huatian Technology Co., Ltd.	41	79
Tingyi Cayman Islands Holding Corp.	335	524
Toly Bread Co., Ltd.	8	56
Tongcheng-Elong Holdings Limited (a) (b)	128	232
Tongfu Microelectronics Co., Ltd. (a)	7	25
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	29	72
Tongkun Group Co., Ltd.	29	53
Tongling Nonferrous Metals Group Co., Ltd. - Class A	31	8
Tongwei Co., Ltd. - Class A	37	92
Top Choice Medical Investment Co., Inc. (a)	4	87
	Shares/Par[1]	Value ($)
Topsports International Holdings Limited	199	255
Transfar Zhilian Co., Ltd.	55	43
Travelsky Technology Ltd. - Class H	158	278
Trip.Com Group Limited - ADR (a)	76	1,978
Tsingtao Brewery Co.,Ltd. - Class A	13	137
Tsingtao Brewery Co.,Ltd. - Class H	64	484
Tunghsu Optoelectronic Technology Co.,Ltd. - Class A	33	12
Unigroup Guoxin Micro-Electronics Co., Ltd (a)	8	87
Unisplendour Co., Ltd. - Class A (a)	23	140
Universal Scientific Industrial (Shanghai) Co., Ltd.	24	74
Venustech Group Inc.	11	66
Vinda International Holdings Limited	53	191
Vipshop (China) Co., Ltd. - ADR (a)	70	1,403
Visionox Technology Inc. (a)	24	48
Walvax Biotechnology Co., Ltd.	16	121
Wanda Film Holding Co., Ltd. (a)	26	57
Wangsu Science & Technology Co., Ltd.	13	15
Wanhua Chemical Group Co.,Ltd.	32	226
Want Want China Holdings Limited	745	564
Weibo Corporation - ADR (a) (b)	10	323
Weichai Power Co., Ltd. - Class A	28	55
Weichai Power Co., Ltd. - Class H	322	601
Weifu High-Technology Group Co., Ltd. - Class A	2	5
Weihai Guangwei Composites Co., Ltd.	10	87
Western Securities Co., Ltd. - Class A	6	6
Will Semiconductor Co.,Ltd.	4	114
Winning Health Technology Group Co., Ltd.	30	98
Wonders Information Co., Ltd.	5	17
Wuchan Zhongda Group Co., Ltd.	74	44
Wuhan Guide Infrared Co., Ltd.	5	20
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	12	81
Wuhu Token Sciences Co., Ltd.	12	19
Wuliangye Yibin Co., Ltd. - Class A	37	903
WUS Printed Circuit (Kunshan) Co., Ltd.	18	64
WuXi AppTec Co., Ltd.	18	249
WuXi AppTec Co., Ltd. (b)	33	429
Wuxi Biologics Cayman Inc (a)	146	2,685
Wuxi Lead Intelligent Equipment Co., Ltd.	5	32
Wuxi Taiji Industry Co.,Ltd.	10	17
XCMG Construction Machinery Co., Ltd. - Class A	100	84
Xiamen C&D Inc. - Class A	5	6
Xiamen Intretech Inc.	2	19
Xiamen Tungsten Co., Ltd.	31	51
Xiaomi Corporation - Class W (a) (b)	1,698	2,827
Xinhu Zhongbao Co., Ltd. - Class A	112	47
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A	12	17
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H (b)	182	156
Xinyi Solar Holdings Limited	624	597
Yantai Jereh Oilfield Services Group Co.,Ltd.	12	53
Yanzhou Coal Mining Co Ltd	22	27
Yanzhou Coal Mining Co. Ltd. - Class H (b)	152	114
Yealink Network Technology Corporation Limited	9	88
Yifan Pharmaceutical Co., Ltd	6	18
Yifeng Pharmacy Chain Co., Ltd.	6	81
YiHai International Holdings Limited	75	771
Yintai Gold Co., Ltd.	31	68
Yonghui Superstores Co., Limited - Class A	86	114
Youngor Group Co. Ltd. - Class A	28	23
Youzu Interactive Co. Ltd (a)	23	84
Yuan Longping High-Tech Agriculture Co., Ltd.	6	14
Yum China Holdings, Inc.	58	2,769
Yunda Holding Co., Ltd.	28	96
Yunnan Baiyao Group Co., Ltd. - Class A	15	201
Yunnan Energy New Material Co., Ltd.	10	90
Yuzhou Properties Company Limited	230	100
Zai Lab (PTY) LTD (a)	8	683
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	3	70
Zhaojin Mining Industry Co., Ltd. - Class H (b)	180	211
Zhejiang Apeloa Kangyu Pharmaceutical Co., Ltd.	11	38
Zhejiang Century Huatong Group Co. Ltd. - Class A	42	92

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

209

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Zhejiang Chint Electrics Co.,Ltd - Class A	20	74
Zhejiang Dahua Technology Co., Ltd. - Class A	5	13
Zhejiang Dingli Machinery Co., Ltd.	8	87
Zhejiang Expressway Co. Ltd. - Class H	236	168
Zhejiang Grandwall Electric Science & Technology Co., Ltd.	34	63
Zhejiang Huahai Pharmaceutical Co., Ltd.	23	109
Zhejiang Huayou Cobalt Co., Ltd. - Class A	9	49
Zhejiang Jingsheng Mechanical and Electrical Co., Ltd.	25	86
Zhejiang Juhua Co., Ltd.	56	55
Zhejiang Longsheng Group Co.,Ltd - Class A	36	66
Zhejiang NHU Company Ltd.	17	71
Zhejiang Sanhua Intelligent Controls Co., Ltd.	40	125
Zhejiang Semir Garment Co., Ltd. - Class A	13	13
Zhejiang Supor Co., Ltd.	5	51
Zhejiang Wanfeng Auto Wheel Co., Ltd. (a)	54	49
Zhejiang Weixing New Building Materials Co., Ltd.	31	50
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	8	67
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	34
Zhenro Properties Group Limited (d)	224	140
Zheshang Securities Co., Ltd.	18	25
ZhongAn Online P&C Insurance Co., Ltd. (a) (b)	64	321
Zhonghang Helicopter Co., Ltd.	9	49
Zhongji Innolight Co., Ltd.	9	80
Zhongjin Gold Corporation Limited - Class A	68	88
Zhongsheng Group Holdings Limited	99	555
Zhongtian Financial Group Company Limited	39	18
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	99	252
Zijin Mining Group Co. Ltd. - Class H	814	387
Zijin Mining Group Co., Ltd. - Class A	196	122
Zoomlion Heavy Industry Science and Technology Co.,Ltd (a)	175	135
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class A	77	70
ZTE Corporation (a)	36	206
ZTE Corporation - Class H	112	344
Zto Express Co., Ltd. - ADR	60	2,204
		341,518
Taiwan 11.9%
Accton Technology Corporation	83	644
Acer Inc.	526	320
Advantech Co. Ltd.	61	610
Airtac International Group	22	378
ASE Technology Holding Co., Ltd.	520	1,199
Asia Cement Corp.	350	517
Asustek Computer Inc.	108	794
AU Optronics Corp.	1,565	494
Catcher Technology Co. Ltd.	109	821
Cathay Financial Holding Co. Ltd.	1,255	1,781
Chailease Holding Company Limited	204	866
Chang Hwa Commercial Bank	835	547
Cheng Shin Rubber Industry Co. Ltd.	293	336
Chicony Electronics Co. Ltd.	106	306
China Airlines Ltd.	382	106
China Development Financial Holding Corp.	2,198	705
China Life Insurance Company Limited (a)	465	345
China Steel Corp.	1,840	1,290
Chinatrust Financial Holding Co. Ltd.	2,830	1,954
Chunghwa Telecom Co. Ltd.	591	2,346
Compal Electronics Inc.	673	439
Delta Electronics Inc.	318	1,815
E. Sun Financial Holding Co. Ltd.	1,652	1,553
Eclat Textile Co. Ltd.	33	383
Eva Airways Corp.	294	112
Evergreen Marine Corp Taiwan Ltd. (a)	289	105
Far Eastern New Century Corp.	499	473
Far EasTone Telecommunications Co. Ltd.	250	576
Feng Tay Enterprise Co. Ltd.	59	333
First Financial Holding Co. Ltd.	1,650	1,268
Formosa Chemicals & Fibre Corp.	561	1,440
Formosa Petrochemical Corp.	191	574
Formosa Plastics Corp.	616	1,829
Formosa Taffeta Co. Ltd.	108	133
Foxconn Technology Co. Ltd.	126	241
	Shares/Par[1]	Value ($)
Fubon Financial Holding Co. Ltd.	1,060	1,580
Giant Manufacturing Co. Ltd.	43	385
GlobalWafers Co., Ltd. (b)	32	441
Highwealth Construction Corp.	90	133
HIWIN Technologies Corp.	38	378
Hon Hai Precision Industry Co. Ltd.	1,997	5,849
Hotai Motor Co. Ltd.	47	1,123
Hua Nan Financial Holdings Co. Ltd.	1,303	883
Innolux Corporation (b)	1,137	307
Inventec Co. Ltd.	390	332
Largan Precision Co. Ltd.	16	2,219
Lite-On Technology Corp.	353	554
MediaTek Inc.	244	4,817
Mega Financial Holdings Co. Ltd.	1,763	1,844
Micro-Star International Co. Ltd.	95	347
Nan Ya Plastics Corp.	860	1,885
Nanya Technology Corp.	187	390
Nien Made Enterprise Co., LTD.	21	205
Novatek Microelectronics Corp.	94	727
PEGATRON Corporation	316	687
Phison Electronics Corp.	19	190
Pou Chen Corp.	412	402
Powertech Technology Inc.	125	461
President Chain Store Corp.	88	884
Quanta Computer Inc.	432	1,041
Realtek Semiconductor Corp.	76	775
Ruentex Development Co. Ltd.	58	101
Shin Kong Financial Holding Co. Ltd.	1,769	517
SinoPac Financial Holdings Co. Ltd.	1,621	596
Standard Foods Corp.	36	77
Synnex Technology International Corp.	237	334
Taishin Financial Holding Co. Ltd.	1,611	729
Taiwan Business Bank	863	316
Taiwan Cement Corp.	735	1,065
Taiwan Cooperative Bank, Ltd.	1,505	1,057
Taiwan High Speed Rail Corporation	306	380
Taiwan Mobile Co. Ltd.	247	925
Taiwan Semiconductor Manufacturing Co. Ltd.	3,955	42,123
Tatung Co. (a)	331	236
The Shanghai Commercial & Savings Bank, Ltd.	570	880
Uni-President Enterprises Corp.	781	1,884
United Microelectronics Corp.	1,707	925
Vanguard International Semiconductor Corp.	157	416
Walsin Technology Corp.	43	263
WIN Semiconductors Corp.	54	551
Winbond Electronics Corp.	527	241
Wistron Corp.	429	521
Wiwynn Corporation	13	354
WPG Holdings Limited	271	361
Yageo Corp.	60	775
Yuanta Financial Holding Co. Ltd.	1,502	887
Zhen Ding Technology Holding Limited	82	357
		113,343
South Korea 10.8%
Amorepacific Corp.	4	192
Amorepacific Corporation	5	766
BGFretail Co., Ltd.	1	157
BNK Financial Group Inc.	54	225
Celltrion Healthcare Co. Ltd. (a)	11	989
Celltrion Inc. (a)	15	3,844
Celltrion Pharm Inc. (a)	2	261
Cheil Worldwide Inc.	10	135
CJ CheilJedang Corp.	1	335
CJ Corp.	3	190
CJ Logistics Corp. (a)	1	191
CJ O Shopping Co. Ltd.	1	128
Daelim Industrial Co. Ltd.	4	276
Daewoo Engineering & Construction Co. Ltd. (a)	29	82
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	8	173
Daum Communications Corp.	9	2,028
DB Insurance Co. Ltd.	7	264
Doosan Bobcat Inc.	9	189
Duzon Bizon Co. Ltd.	3	252
E-MART Inc.	4	316

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

210

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Fila Korea Ltd.	6	180
GS Engineering & Construction Corp.	10	207
GS Holdings Corp.	7	211
GS Retail Co., Ltd.	5	149
Hana Financial Group Inc.	47	1,071
Hankook Tire & Technology Co,. Ltd.	14	288
Hanmi Science Co., Ltd.	1	248
Hanon Systems	35	264
Hanwha Chem Corp.	14	232
Hanwha Corp.	5	99
Helixmith Co., Ltd (a)	4	216
HLB Inc. (a) (b)	8	582
Honam Petrochemical Corp.	3	356
Hotel Shilla Co. Ltd.	6	329
Hyundai Department Store Co. Ltd.	3	134
Hyundai Engineering & Construction Co. Ltd.	11	308
Hyundai Glovis Co., Ltd.	3	296
Hyundai Marine & Fire Insurance Co.,Ltd.	10	182
Hyundai Mobis	11	1,704
Hyundai Motor Co.	24	1,956
Hyundai Steel Co.	15	263
Industrial Bank of Korea	46	313
Kangwon Land Inc.	15	270
KB Financial Group Inc.	64	1,823
Kia Motors Corp.	43	1,154
KMWinc. (a)	4	197
Korea Aerospace Industries, Ltd.	10	196
Korea Electric Power Corp.	43	700
Korea Gas Corp.	6	123
Korea Investment Holdings Co. Ltd.	8	288
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6	426
Korea Shipbuilding & Offshore Engineering Co., Ltd.	1	297
Korea Zinc Co. Ltd.	1	352
Korean Air Lines Co. Ltd. (a)	9	131
KT&G Corp.	19	1,237
Kumho Petro chemical Co. Ltd.	3	192
LG Chem Ltd.	7	3,060
LG Corp.	15	866
LG Display Co., Ltd.	35	334
LG Electronics Inc.	16	857
LG Household & Health Care Ltd.	2	1,706
LG Innotek Co., Ltd.	2	331
LG Uplus Corp.	30	303
Lotte Corp.	5	133
Lotte Shopping Co., Ltd.	2	139
MERITZ Securities Co. Ltd.	35	89
Mirae Asset Daewoo Co. Ltd.	46	257
NAVER Corp.	20	4,381
NCSoft Corp.	3	1,978
Netmarble Corp. (a)	3	284
Orion Incorporation	4	418
Ottogi Corp.	—	27
Pan Ocean Co., Ltd. (a)	54	172
Pearl Abyss Corp. (a)	1	150
POSCO	12	1,762
Posco Chemical Co. Ltd.	3	195
Posco Daewoo Corp.	10	117
S1 Corp.	3	216
Samsung Biologics Co., Ltd (a)	3	1,745
Samsung C&T Corporation	14	1,348
Samsung Card Co., Ltd.	4	93
Samsung Electro-Mechanics Co. Ltd.	9	948
Samsung Electronics Co. Ltd.	767	34,012
Samsung Engineering Co. Ltd. (a)	28	291
Samsung Fire & Marine Insurance Co. Ltd.	5	753
Samsung Heavy Industries Co. Ltd. (a)	80	400
Samsung Life Insurance Co., Ltd.	11	411
Samsung SDI Co. Ltd.	9	2,734
Samsung Sds Co., Ltd.	6	804
Samsung Securities Co. Ltd.	9	204
Shinhan Financial Group Co. Ltd.	73	1,753
Shinsegae Co. Ltd.	1	222
SK C&C Co., Ltd.	6	1,360
SK Hynix Inc.	87	6,216
	Shares/Par[1]	Value ($)
SK innovation Co., Ltd.	9	994
SK Telecom Co. Ltd.	3	559
S-Oil Corp.	7	356
Woongjin Coway Co., Ltd.	8	491
Woori Financial Group Inc.	89	655
Woori Investment & Securities Co. Ltd.	23	158
Yuhan Corp.	8	340
		102,589
India 7.8%
Adani Ports and Special Economic Zone Limited	73	330
Ambuja Cements Limited	112	287
Asian Paints Limited	46	1,029
Aurobindo Pharma Ltd.	42	425
Avenue Supermarts Limited (a)	25	766
Axis Bank Limited	337	1,804
Bajaj Auto Limited	13	500
Bajaj Finance Limited	29	1,093
Bajaj Finserv Limited	6	450
Bandhan Bank Limited	56	235
Berger Paints India Limited	40	263
Bharat Forge Ltd	30	128
Bharat Petroleum Corporation Limited	105	519
Bharti Airtel Ltd. (a)	402	2,986
Bharti Infratel Limited	51	151
Biocon Ltd.	42	219
Bosch Limited	1	151
Britannia Industries Ltd	9	408
Cipla Limited	55	463
Coal India Ltd Govt Of India Undertaking	195	341
Colgate-Palmolive (India) Limited	12	225
Container Corporation	37	206
Dabur India Ltd.	83	514
Divi's Laboratories Ltd.	13	386
DLF Limited	102	199
Dr. Reddy's Laboratories Ltd.	18	917
Eicher Motors Ltd.	2	498
GAIL India Ltd.	221	299
Godrej Consumer Products Limited	70	643
Grasim Industries Ltd	43	350
Havells India Limited	33	254
HCL Technologies Ltd.	180	1,330
HDFC Life Insurance Company Limited (a)	113	821
HDFC Asset Management Company Limited	7	229
Hero Motocorp Ltd.	15	489
Hindalco Industries Limited	161	311
Hindustan Petroleum Corp. Ltd.	106	305
Hindustan Unilever Ltd.	134	3,855
Housing Development Finance Corp.	264	6,120
ICICI Bank Limited	778	3,653
ICICI Lombard General Insurance Company Limited	31	522
ICICI Prudential Life Insurance Company Limited	54	305
Indian Oil Corporation Limited	277	313
Indraprastha Gas Limited (a)	31	181
Info Edge (India) Limited	10	357
Infosys Ltd.	544	5,327
Interglobe Aviation Limited	17	224
ITC Limited	547	1,411
JSW Steel Limited	127	318
Jubilant Foodworks Limited	11	243
Larsen and Toubro Limited	78	971
LIC Housing Finances Ltd.	55	190
Lupin Ltd.	34	411
Mahindra & Mahindra Ltd.	123	832
Marico Limited	66	308
Maruti Suzuki India Ltd.	20	1,529
Motherson Sumi Systems Ltd.	144	180
Nestle India Ltd.	4	851
NTPC Limited	404	512
Oil & Natural Gas Corp. Ltd.	388	416
Page Industries Limited	1	208
Petronet LNG Limited	107	363
Pidilite Industries Limited	19	339
Piramal Enterprises Limited	16	282
Power Grid Corporation of India Limited	316	732

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

211

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Rec Limited	107	153
Reliance Industries Ltd.	458	10,370
SBI Life Insurance Company Limited (a)	64	690
Sesa Sterlite Ltd.	257	363
Shree Cement Ltd.	1	412
Shriram Transport Finance Company Limited	16	141
Siemens Limited	8	116
State Bank of India (a)	305	721
Sun Pharmaceutical Industries Ltd.	141	883
Tata Consultancy Services Limited	147	4,031
Tata Consumer Products Limited	66	335
Tata Motors Limited (a)	286	371
Tata Steel Ltd.	67	290
Tech Mahindra Limited	78	559
Titan Industries Ltd.	51	642
Torrent Pharmaceuticals Ltd	8	247
UltraTech Cement Limited	18	949
United Spirits Limited (a)	48	377
UPL Limited	74	417
Wipro Ltd.	180	524
Zee Entertainment Enterprises Ltd.	125	283
		74,351
Hong Kong 4.4%
Agricultural Bank of China Limited - Class H	4,346	1,750
ANTA Sports Products Limited	171	1,524
AviChina Industry & Technology Co. Ltd. - Class H	276	126
Beijing Enterprises Water Group Limited	802	314
Bosideng International Holdings Limited (b)	586	184
China Cinda Asset Management Co., Ltd. - Class H (b)	1,655	326
China Communications Services Co., Ltd. - Class H	350	219
China Education Group Holdings Limited (d)	92	149
China Everbright Bank Company Limited - Class H	466	176
China Everbright International Ltd. (b)	566	301
China Everbright Ltd. (b)	162	236
China Evergrande Group (b)	297	772
China Galaxy Securities Co., Ltd. - Class H	579	314
China Gas Holdings Ltd.	428	1,320
China General Nuclear Power Corporation (b)	1,495	309
China Jinmao Holdings Group Limited (b)	844	598
China Medical System Holdings Limited	194	230
China Mengniu Dairy Company Limited	446	1,713
China Merchants Bank Co., Ltd. - Class H	615	2,840
China Oilfield Services Ltd. - Class H	302	273
China Overseas Holdings Limited	195	208
China Overseas Land & Investment Ltd.	617	1,874
China Power International Development Limited	536	98
China Resources Enterprise Ltd.	234	1,308
China Resources Gas Group Ltd. (b)	144	704
China Resources Land Ltd.	517	1,957
China Resources Power Holdings Co. Ltd.	293	346
China State Construction International Holdings Limited	380	223
China Taiping Insurance Holdings Co. Ltd.	242	389
China Unicom Hong Kong Ltd.	1,007	548
China Vanke Co., Ltd. - Class H	276	874
CITIC Pacific Ltd.	964	910
CSPC Pharmaceutical Group Ltd.	902	1,715
GOME Retail Holdings Limited (a) (b)	1,350	226
Haier Electronics Group Co., Ltd.	213	644
Haitong Securities Co., Ltd. - Class H	459	375
Hanergy Thin Film Power Group Limited (a) (c)	3,098	425
Hutchison China Meditech (Hk) Limited - ADR (a)	11	309
Kingboard Chemical Holdings Ltd.	106	276
Kingboard Laminates Holdings Limited (b)	159	161
Kingsoft Corp Ltd (b)	127	594
Kunlun Energy Co. Ltd.	594	388
Lenovo Group Ltd.	1,193	664
Longfor Group Holdings Limited	292	1,393
New China Life Insurance Company Ltd. - Class H	130	439
Nine Dragons Paper (Holdings) Limited	306	279
People's Insurance Company (Group) of China Limited, The - Class H (b)	1,490	436
PICC Property & Casualty Co. Ltd. - Class H	1,133	938
	Shares/Par[1]	Value ($)
Semiconductor Manufacturing International Corporation (a)	521	1,834
Shanghai Electric Group Company Limited - Class H	606	173
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	104	352
Shanghai Industrial Holdings Ltd.	74	114
Shimao Property Holdings Limited	196	831
Shui On Land Limited	434	73
Sino Biopharmaceutical Limted	1,123	2,123
Sino-Ocean Land Holdings Limited	470	114
Sinotruk (Hong Kong) Limited	92	240
SSY Group Limited (b)	238	164
Sunny Optical Technology (Group) Company Limited (b)	116	1,864
Uni-President China Holdings Ltd	228	228
Wharf Holdings Ltd. (b)	246	503
Yuexiu Property Co. Ltd.	1,304	234
		41,222
Brazil 3.7%
American Beverage Co Ambev	767	2,014
Atacadao S/A	69	252
B2W - Companhia Global Do Varejo. (a)	32	640
B3 S.A. - Brasil, Bolsa, Balcao	333	3,415
Banco Bradesco S.A.	221	780
Banco BTG Pactual S.A.	34	488
Banco do Brasil SA	145	860
Banco Santander (Brasil) S.A.	67	351
BB Seguridade Participacoes S/A	122	617
BR Malls Participacoes S.A	97	182
BRF SA (a)	83	327
CCR S.A.	192	514
Centrais Eletricas Brasileiras SA	45	261
Cielo S.A.	217	185
Cogna Educacao S/A	330	406
Companhia Brasileira de Distribuicao	28	369
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	54	576
Companhia Siderurgica Nacional	110	219
Cosan S.A.	22	295
CPFL Energia S/A (a)	32	184
Energisa S/A	22	198
ENGIE Brasil Energia S.A.	27	214
Equinor ASA	142	610
Hapvida Participacoes E Investimentos Ltda	40	464
Hypera S.A.	53	327
Irb Brasil Resseguros S/A	119	244
JBS S/A	184	723
Klabin S.A.	106	405
Localiza Rent A Car S/A	104	783
Lojas Renner S/A.	126	978
Magazine Luiza S.A.	115	1,521
Multiplan Empreendimentos Imobiliarios S/A	50	190
Natura & Co Holding SA	121	880
Notre Dame Intermedica Participacoes S.A.	80	1,003
Petrobras Distribuidora S/A.	131	518
Petroleo Brasileiro SA	614	2,554
Porto Seguro S.A.	16	148
Raia Drogasil S.A.	35	710
Rumo SA (a)	177	734
Sul America S.A.	45	382
Suzano S.A. (a)	89	604
Tim Participacoes SA	116	301
Ultrapar Participacoes S.A.	99	337
Vale S.A.	589	6,088
WEG SA	130	1,230
		35,081
South Africa 3.6%
Absa Group Ltd	117	578
Anglo American Platinum Ltd.	8	612
AngloGold Ashanti Ltd.	66	1,926
Aspen Pharmacare Holdings (a)	68	565
Bid Corporation	55	900
Bidvest Group Ltd.	47	381
Capitec Bank Holdings Ltd.	6	322
Clicks Group Ltd.	37	455

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

212

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Discover Ltd.	59	355
Exxaro Resources Ltd.	46	351
FirstRand Ltd.	775	1,711
Gold Fields Ltd.	143	1,336
Growthpoint Properties Ltd	420	324
Impala Platinum Holdings Limited	135	911
Kumba Iron Ore Ltd	11	303
Life Healthcare Group Holdings	238	231
Momentum Metropolitan Holdings	138	139
Mr Price Group	46	379
MTN Group Ltd. (b)	262	803
Multichoice Group (a)	62	378
Naspers Ltd. - Class N (b)	71	13,069
Nedbank Group Ltd.	68	397
Northam Platinum (a)	59	399
Old Mutual Public Limited Company (b)	802	559
Pepkor Holdings Ltd	87	55
Pick n Pay Stores Ltd.	62	183
PSG Group Ltd.	23	209
Rand Merchant Investment Holdings Limited	142	239
Remgro Ltd.	86	499
Sanlam Ltd (b)	298	1,017
Sasol Ltd. (a)	84	651
Shoprite Holdings Ltd.	76	466
Sibanye Stillwater Ltd (a)	373	816
Standard Bank Group Limited	213	1,271
The Spar Group	29	284
Tiger Brands Limited	29	302
Vodacom Group Limited (b)	99	703
Woolworths Holdings Limited	147	282
		34,361
Russian Federation 3.1%
BANK VTB, PAO	639,445	319
Gazprom, Pao	1,922	5,371
Joint Stock Company "Alrosa" (Public Stock Society)	448	406
Mobile Telesystems PJSC - ADR	74	683
Polymetal International PLC	40	779
Public Joint Stock Company "Severstal"	29	355
Public Joint Stock Society "Fosagro" - GDR (d)	19	241
Public Joint Stock Society "Inter RAO UES"	5,946	410
Public Joint Stock Society "Magnit" - GDR (d)	57	746
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	366	192
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	213	340
Public Joint Stock Society "Novatek" - GDR (d)	15	2,091
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	157	307
Public Joint Stock Society "Polyus"	5	872
Public Joint Stock Society "Surgutneftegaz"	1,155	626
Public Joint Stock Society "Tatneft" Named After V.D. Tire	233	1,839
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	10	2,658
Public Joint Stock Society Oil Company "Lukoil"	66	4,777
Public Joint Stock Society Oil Company "Rosneft"	184	952
Sberbank of Russia	1,758	5,091
X5 Retail Group N.V. - GDR (d)	20	702
		29,757
Saudi Arabia 2.6%
Abdullah Al-Othaim Markets Company	6	180
Advanced Petrochemical Company	15	209
Al Rajhi Banking and Investment Corporation	194	2,936
Alinma Bank (a)	149	580
Almarai Company	42	581
Arab National Bank	93	473
Bank AlBilad	60	352
Bank Aljazira	80	240
Banque Saudi Fransi	90	687
BUPA Arabia for Cooperative Insurance Company	9	264
Dar AL-Arkan Real Estate Development Company (a)	55	105
Etihad Etisalat Company (a)	60	425
Jarir Marketing Company	9	333
KeyBank National Association	238	2,367
National Industrialization Company (a)	62	174
	Shares/Par[1]	Value ($)
Rabigh Refining and Petrochemical Company (a)	46	165
Riyad Bank	208	937
Samba Financial Group	157	1,125
Santana Mining Inc. (a)	71	656
Saudi Airlines Catering Co.	7	137
Saudi Arabian Fertilizer Company	32	636
Saudi Arabian Oil Company	192	1,665
Saudi Basic Industries Corporation	147	3,450
Saudi British Bank	116	708
Saudi Cement Company	15	210
Saudi Electricity Company	141	586
Saudi Industrial Investment Group	43	232
Saudi International Petrochemical Company	70	269
Saudi Kayan Petrochemical Company (a)	100	218
Saudi Telecom Company	95	2,504
Savola Group	44	493
The Company For Cooperative Insurance (a)	8	146
The Economic City Emaar (a)	78	142
Yanbu National Petrochemical Company	37	506
		24,691
Thailand 2.2%
Advanced Info Service PLC. - NVDR	187	1,126
Airports of Thailand PCL - NVDR	691	1,356
Asset World Corp Public Company Limited - NVDR	989	123
B.Grimm Power Public Company Limited - NVDR	118	204
Bangkok Bank PCL - NVDR	73	253
Bangkok Bank PCL	8	27
Bangkok Commercial Asset Management Public Company Limited - NVDR	235	184
Bangkok Dusit Medical Services Public Company Limited. - NVDR	1,530	1,114
Bangkok Expressway and Metro Public Company Limited - NVDR	1,381	427
Berli Jucker PCL - NVDR (b)	220	282
BTS Group Holdings Public Company Limited	23	8
BTS Group Holdings Public Company Limited - NVDR	1,140	417
Bumrungrad Hospital Public Company Limited - NVDR	64	243
Bumrungrad Hospital Public Company Limited	8	31
Central Pattana Public Company Limited - NVDR	372	588
Central Retail Corporation Limited - NVDR (a)	165	176
Central Retail Corporation Limited (a)	96	103
Charoen Pokphand Foods PCL - NVDR	603	620
Charoen Pokphand Foods Public Company Limited	56	57
CP ALL Public Company Limited - NVDR	949	2,081
Electricity Generating PCL - NVDR	49	390
Energy Absolute Public Company Limited - NVDR	238	303
Global Power Synergy Public Company Limited - NVDR	116	277
Gulf Energy Development Public Company Limited	7	9
Gulf Energy Development Public Company Limited - NVDR	337	413
Home Product Center PCL - NVDR	972	488
Home Product Center PCL	27	13
Indorama Ventures Public Company Limited - NVDR	231	208
Intouch Holdings Public Company Limited - NVDR	355	646
IRPC PCL - NVDR	1,906	162
Kasikornbank PCL	134	404
Kasikornbank PCL - NVDR	166	500
Krung Thai Bank PCL - NVDR	555	185
Krungthai Card Public Company Limited - NVDR	117	114
Land and Houses Public Company Limited - NVDR	1,386	341
Minor International Public Company Limited - NVDR (a)	411	271
Muangthai Leasing Public Company Limited - NVDR	96	162
Muangthai Leasing Public Company Limited - Class F	29	48
Osotspa Public Company Limited - NVDR	111	137
PTT Exploration And Production Public Company Limited - NVDR	212	627
PTT Global Chemical Public Company Limited - NVDR	347	524
PTT PCL - NVDR	1,861	2,279
RATCH Group Public Company Limited - NVDR	136	273
Siam Cement PCL - NVDR	126	1,507
Siam Commercial Bank PCL - NVDR	123	289

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

213

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Srisawad Corporation Public Company Limited - NVDR (a)	116	194
Thai Oil Public Company Limited - NVDR (b)	204	290
Thai Union Frozen Products PCL - NVDR	405	170
TMB Bank Public Company Limited - NVDR	2,851	97
Total Access Communication Public Company Limited - NVDR (b)	136	174
True Corp. PCL - NVDR (b)	2,133	235
		21,150
Mexico 1.8%
Alfa SAB de CV - Class A	566	319
America Movil SAB de CV - Class L (b)	5,377	3,451
Arca Continental S.A.B. de C.V. (b)	60	264
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	492	390
Becle, S.A. de C.V.	83	160
Cemex SAB de CV - Series A	2,333	658
Coca-Cola FEMSA, S.A.B. de C.V. (b)	75	327
Fomento Economico Mexicano SAB de CV (b)	321	1,988
Gruma SAB de CV - Class B	30	329
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B (b)	62	449
Grupo Aeroportuario del Sureste SAB de CV - Class B	29	326
Grupo Bimbo SAB de CV - Class A (b)	243	407
Grupo Carso SAB de CV - Class A-1 (b)	73	142
Grupo Financiero Banorte SAB de CV - Class O	432	1,499
Grupo Financiero Inbursa, S.A.B. de C.V. - Class O (a) (b)	339	235
Grupo Mexico SAB de CV - Class B	511	1,189
Grupo Televisa S.A.B. (a) (b) (e)	348	366
Industrias Penoles SAB de CV (b)	24	244
Infraestructura Energetica Nova, S.A.B. de C.V. - Class I	81	235
Kimberly-Clark de Mexico SAB de CV - Class A	233	364
Megacable Holdings, SAB de CV (b)	46	133
Orbia Advance Corporation, S.A.B. de C.V. (b)	191	282
Promotora y Operadora de Infraestructura SAB de CV (a) (b)	44	314
Southern Copper Corporation	14	574
Wal - Mart de Mexico, S.A.B. de C.V.	861	2,071
		16,716
Malaysia 1.7%
AMMB Holdings Bhd	302	220
Axiata Group Berhad	413	344
Carlsberg Brewery Malaysia Berhad	30	171
CIMB Group Holdings Bhd	1,024	856
Dialog Group Berhad	588	497
DiGi.Com Bhd	519	523
Fraser & Neave Holdings Bhd	20	152
Gamuda Bhd	292	249
Genting Berhad	318	308
Genting Malaysia Berhad	537	321
Genting Plantations Bhd	46	106
HAP Seng Consolidated Bhd	115	236
Hartalega Holdings Berhad	277	845
Hong Leong Bank Bhd	98	323
Hong Leong Financial Group Bhd	28	86
IHH Healthcare Berhad	345	443
IJM Corp. Bhd	494	211
IOI Corporation Berhad	374	378
Kuala Lumpur Kepong Bhd	65	338
Kumpulan Sime Darby Berhad	316	160
Malayan Banking Berhad	634	1,116
Malaysia Airports Holdings Bhd	183	234
Maxis Communications Berhad	394	495
MISC Bhd	197	355
Nestle Bhd	12	375
Petronas Chemicals Group Berhad	364	530
Petronas Dagangan Bhd	48	232
Petronas Gas Bhd	123	488
PPB Group Bhd	98	406
Press Metal Aluminium (Australia) Pty Ltd	258	272
Public Bank Berhad	455	1,754
QL Resources Berhad	120	270
	Shares/Par[1]	Value ($)
RHB Bank Bhd	240	269
Sime Darby Plantation Berhad	334	383
Telekom Malaysia Bhd	176	171
Tenaga Nasional Bhd	383	1,044
Top Glove Corporation Bhd	246	930
Westports Holdings Berhad	128	114
YTL Corp. Bhd	597	117
		16,322
Indonesia 1.5%
Bank Mandiri Persero Tbk PT	3,007	1,045
Bank Negara Indonesia Persero Tbk PT	1,056	339
Bank Rakyat Indonesia Persero Tbk PT	9,172	1,961
Charoen Pokphand Indonesia Tbk PT	1,122	439
Gudang Garam Tbk PT	67	222
Hanjaya Mandala Sampoerna Tbk PT	1,218	141
Indofood Sukses Makmur Tbk	607	278
PT Adaro Energy Tbk	2,738	192
PT Astra International Tbk	3,078	1,037
PT Barito Pacific Tbk (a)	4,833	397
PT Indah Kiat Pulp & Paper Tbk	499	211
PT Indocement Tunggal Prakarsa Tbk (a)	234	195
PT Indofood Sukses Makmur Tbk	406	266
PT Kalbe Farma Tbk	3,856	395
PT Perusahaan Gas Negara TBK	2,297	183
PT XL Axiata Tbk.	420	82
PT. ACE Hardware Indonesia, Tbk. (a)	993	105
PT. Bank Central Asia Tbk	1,612	3,220
Semen Gresik Persero Tbk PT	408	276
Telekomunikasi Indonesia (Persero), PT TBK - Class B	8,083	1,729
Unilever Indonesia Tbk PT	1,199	665
United Tractors Tbk PT	228	265
		13,643
Qatar 0.8%
Barwa Real Estate Company Q.P.S.C	288	239
Commercial Bank of Qatar QSC	317	328
Industries Qatar QSC	306	641
Masraf Al Rayan (Q.P.S.C.)	616	641
Mesaieed Petrochemical Holding Company Q.S.C.	647	357
Ooredoo QSC	122	218
Qatar Electricity & Water Co.	85	366
Qatar Fuel Company Q.P.S.C. (WOQOD)	89	390
Qatar International Islamic Bank	126	279
Qatar Islamic Bank SAQ	196	840
Qatar National Bank	757	3,586
		7,885
Philippines 0.8%
Aboitiz Equity Ventures Inc.	293	268
Aboitiz Power Corporation	233	126
Altus Property Ventures, Inc. (a)	9	7
Ayala Corporation	43	674
Ayala Land Inc.	1,227	837
Bank of the Philippine Islands	153	223
BDO Unibank, Inc.	299	592
Globe Telecom Inc.	5	208
GT Capital Holdings, Inc.	19	172
International Container Terminal Services Inc.	178	368
JG Summit Holdings Inc.	449	586
Jollibee Foods Corp.	77	219
Manila Electric Company	31	169
Megaworld Corp.	1,847	114
Metro Pacific Investments Corporation	2,401	180
Metropolitan Bank & Trust Co.	341	255
PLDT Inc.	15	385
Puregold Price Club, Inc.	147	138
Robinsons Land Corp.	224	79
SM Investments Corp	39	749
SM Prime Holdings Inc.	1,649	1,061
Universal Robina Corp.	129	337
		7,747
Poland 0.7%
"Dino Polska" Spolka Akcyjna (a)	9	434
Bank Pekao SA	28	389

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

214

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
CD Projekt SA (a)	11	1,067
Cyfrowy Polsat S.A.	48	317
Grupa LOTOS S.A.	17	261
KGHM Polska Miedz SA (a)	19	441
LPP SA (a)	—	294
mBank	2	135
PGE Polska Grupa Energetyczna S.A. (a)	162	283
Polski Koncern Naftowy Orlen S.A.	45	715
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	230	265
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	146	850
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	102	752
Santander Bank Polska SA (a)	5	206
Telekomunikacja Polska SA (a)	99	157
		6,566
United Arab Emirates 0.5%
Abu Dhabi Commercial Bank PJSC	432	584
ALDAR Properties PJSC	584	284
Dubai Islamic Bank PJSC	237	247
Emaar Malls PJSC (a)	434	162
Emaar Properties PJSC (a)	622	464
Emirates NBD Bank PJSC	198	479
Emirates Telecommunications Group Co. PJSC	315	1,414
First Abu Dhabi Bank PJSC	464	1,420
		5,054
Chile 0.5%
Aguas Andinas SA - Class A	481	163
Banco de Chile	7,396	653
Banco de Credito e Inversiones	7	252
Banco Santander-Chile	10,526	431
Cencosud S.A.	204	286
Cencosud Shopping S.A.	90	160
Cia Cervecerias Unidas SA	25	182
Colbun SA	1,234	197
Empresas CMPC SA	173	344
Empresas COPEC SA	61	413
Enel Americas SA	5,710	862
Enel Chile S.A.	4,922	368
ENTEL Chile SA	26	169
S.A.C.I. Falabella	112	356
		4,836
Turkey 0.5%
Akbank Turk Anonim Sirketi (a)	439	392
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi (a)	35	110
Aselsan Inc. - Class B	63	299
BIM Birlesik Magazalar A.S.	67	662
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi (a)	257	323
Ford Otomotiv Sanayi Anonim Sirketi	13	139
Haci Omer Sabanci Holding A.S.	124	168
Koc Holding A.S.	106	280
TAV Havalimanlari Holding Anonim Sirketi	40	112
Turk Hava Yollari A.O. (a)	105	193
Turkcell Iletisim Hizmetleri Anonim Sirketi	195	470
Turkiye Garanti Bankasi A.S. (a)	376	466
Turkiye Is Bankasi Anonim Sirketi - Class C (a)	257	210
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras (a)	23	306
Yapi ve Kredi Bankasi A.S. (a)	430	154
		4,284
Hungary 0.2%
Chemical Works of Gedeon Richter Plc.	22	458
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag (a)	62	369
OTP Bank Plc (a)	37	1,292
		2,119
Peru 0.2%
Cia de Minas Buenaventura SA - ADR	28	258
Credicorp Ltd.	11	1,489
		1,747
Greece 0.2%
Hellenic Duty Free Shops S.A. (a) (c)	9	—
	Shares/Par[1]	Value ($)
Hellenic Telecommunications Organization SA	36	487
Jumbo S.A.	20	358
Motor Oil Hellas Corinth Refineries SA	12	161
OPAP SA	32	309
		1,315
Luxembourg 0.1%
Globant S.A. (a)	6	839
Reinet Investments S.C.A.	26	449
		1,288
Colombia 0.1%
Bancolombia SA	25	157
Ecopetrol S.A.	764	422
Grupo de Inversiones Suramericana S.A.	44	216
Interconexion Electrica SA	79	394
		1,189
Czech Republic 0.1%
CEZ A/S	28	598
Komercni Banka A/S (a) (b)	10	223
MONETA Money Bank, a.s.	76	173
		994
Egypt 0.1%
Commercial International Bank Egypt SAE	230	921
Eastern Tobacco Co.	68	54
El Sewedy Electric Company	1	1
		976
Romania 0.1%
New Europe Property Investments PLC	72	368
Argentina 0.0%
Telecom Argentina SA - Class B - ADR	10	92
YPF Sociedad Anonima - Class D - ADR	32	181
		273
Singapore 0.0%
BOC Aviation Limited	33	213
Pakistan 0.0%
Habib Bank Limited	120	70
MCB Bank Ltd.	66	64
Oil & Gas Development Co. Ltd.	115	75
		209
United States of America 0.0%
Legend Biotech Corp - ADR (a)	—	3
Total Common Stocks (cost $868,819)		911,810
PREFERRED STOCKS 2.2%
Brazil 1.4%
Banco Bradesco S.A. (e)	715	2,756
Braskem S.A - Series A	37	161
Centrais Eletricas Brasileiras SA - Series B	49	292
Companhia Energetica de Minas Gerais Cemig	145	295
Companhia Paranaense de Energia – Copel - Series B	14	161
Gerdau SA	175	516
Itau Unibanco Holding S.A. (e)	774	3,657
Itausa - Investimentos Itau SA	711	1,263
Lojas Americanas SA (e)	130	770
Petroleo Brasileiro S/A Petrobras. (e)	760	3,042
Telefonica Brasil S.A.	77	683
		13,596
South Korea 0.6%
Amorepacific Corporation	2	91
Hyundai Motor Co.	4	161
Hyundai Motor Co.	7	315
LG Chem Ltd.	1	229
LG Household & Health Care Ltd.	—	210
Samsung Electronics Co. Ltd.	132	5,120
		6,126
Chile 0.1%
Embotelladora Andina SA - Series B	61	148
Sociedad Quimica y Minera de Chile SA - Series B	17	446
		594
Colombia 0.1%
Bancolombia SA	84	552

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

215

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Russian Federation 0.0%
Public Joint Stock Society "Surgutneftegaz"	1,115	551
Total Preferred Stocks (cost $26,849)		21,419
WARRANTS 0.0%
Thailand 0.0%
BTS GROUP HOLDINGS PUBLIC COMPANY LIMITED (a)	91	3
BTS GROUP HOLDINGS PUBLIC COMPANY LIMITED (a)	25	1
Total Warrants (cost $0)		4
RIGHTS 0.0%
Thailand 0.0%
Minor International Public Company Limited (a) (f)	50	2
China 0.0%
Legend Holdings Corporation (a) (f)	7	—
Total Rights (cost $0)		2
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (g) (h)	19,679	19,679
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (g) (h)	3,094	3,094
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (i) (j)	1,101	1,100
Total Short Term Investments (cost $23,873)		23,873
Total Investments 100.7% (cost $919,541)		957,108
Other Derivative Instruments (0.0)%		(49)
Other Assets and Liabilities, Net (0.7)%		(6,862)
Total Net Assets 100.0%		950,197

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  Convertible security.

(f)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  Investment in affiliate.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(i)   All or a portion of the security is pledged or segregated as collateral.

(j)  The coupon rate represents the yield to maturity.

JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.7%
Financials 98.8%
1st Source Corporation	5	185
Affiliated Managers Group, Inc.	14	1,063
AFLAC Incorporated	205	7,397
Alleghany Corporation	4	2,115
Allegiance Bancshares, Inc. (a)	6	145
Ally Financial Inc.	113	2,242
Amalgamated Bank - Class A	3	41
Ambac Financial Group, Inc. (b)	13	191
Amerant Bancorp Inc. (b)	6	95
American Equity Investment Life Holding Company	28	682
American Express Company	206	19,583
American Financial Group, Inc.	23	1,483
American International Group, Inc.	261	8,148
	Shares/Par[1]	Value ($)
American National Insurance Company	2	161
Ameriprise Financial, Inc.	37	5,550
Ameris Bancorp	20	483
Amerisafe, Inc.	6	364
Annaly Capital Management, Inc.	429	2,815
AON Public Limited Company	70	13,480
Apollo Global Management, Inc.	52	2,613
Arch Capital Group Ltd. (b)	122	3,504
Ares Management Corporation - Class A	27	1,056
Argo Group International Holdings, Ltd.	10	344
Arrow Financial Corporation	5	136
Arthur J Gallagher & Co.	57	5,513
Artisan Partners Asset Management Inc. - Class A	16	535
Assetmark Financial Holdings, Inc. (b)	6	164
Associated Banc-Corp	47	640
Associated Capital Group Inc. - Class A	1	19
Assurant, Inc.	18	1,859
Assured Guaranty Ltd.	28	680
Athene Holding Ltd - Class A (b)	43	1,334
Atlantic Capital Bancshares, Inc. (b)	5	63
Atlantic Union Bank	24	547
AXIS Capital Holdings Limited	25	1,020
Axos Financial, Inc. (b)	17	379
B. Riley & Co., LLC	5	109
Banc of California, Inc.	15	162
BancFirst Corporation	6	225
BancorpSouth Bank	31	713
Bank First National (a)	2	119
Bank of America Corporation	2,354	55,902
Bank of Hawaii Corporation	12	745
Bank of Marin Bancorp	3	104
Bank OZK	37	868
BankUnited, Inc.	29	588
Banner Corporation	11	402
Bar Harbor Bankshares	4	93
Berkshire Hathaway Inc. - Class B (b)	415	74,136
Berkshire Hills Bancorp, Inc.	14	151
BGC Partners, Inc. - Class A	86	236
BlackRock, Inc.	46	24,843
Blackstone Mortgage Trust, Inc. - Class A (a)	39	947
Blucora, Inc. (b)	16	182
BOK Financial Corporation	10	547
Boston Private Financial Holdings Inc.	25	174
Bridge Bancorp Inc.	6	127
Brighthouse Financial, Inc. (b)	32	878
Brightsphere Investment Group Inc.	22	275
Brookline Bancorp, Inc.	23	227
Brown & Brown Inc.	71	2,909
Bryn Mawr Bank Corp.	6	178
Byline Bancorp, Inc.	9	113
Cadence Bancorporation - Class A	39	343
Camden National Corp.	5	164
Cannae Holdings, Inc. (b)	21	876
Capital City Bank Group Inc.	4	78
Capital One Financial Corporation	137	8,593
Capitol Federal Financial	39	431
Cathay General Bancorp	23	605
Cboe Global Markets, Inc.	33	3,100
CBTX, Inc.	7	139
Central Pacific Financial Corp.	9	137
Century Bancorp Inc. - Class A	1	72
Chubb Limited	135	17,135
Cincinnati Financial Corporation	46	2,964
CIT Group Inc.	29	609
Citigroup Inc.	631	32,246
Citizens Financial Group Inc.	128	3,235
Citizens Inc. - Class A (a) (b)	19	111
City Holdings Co.	5	317
CME Group Inc.	107	17,444
CNB Financial Corp.	4	76
CNO Financial Group, Inc.	44	691
Cohen & Steers, Inc.	7	475
Columbia Banking System Inc.	22	627
Columbia Financial, Inc. (b)	16	224
Comerica Inc.	42	1,616

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

216

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Commerce Bancshares Inc. (a)	30	1,807
Community Bank System Inc.	15	876
Community Trust Bancorp Inc.	5	172
ConnectOne Bancorp, Inc.	10	155
Cowen Inc. - Class A (a)	9	144
Crawford & Co. - Class A (a)	5	42
Credit Acceptance Corp. (a) (b)	3	1,256
Crossfirst Bankshares Inc. (b)	14	133
Cullen/Frost Bankers Inc. (a)	18	1,339
Customers Bancorp, Inc. (b)	9	112
CVB Financial Corp.	40	743
Diamond Hill Investment Group, Inc.	1	130
Dime Community Bancshares Inc.	10	134
Discover Financial Services	92	4,615
Donegal Group Inc. - Class A	4	63
Dynex Capital, Inc. (a)	7	96
E*TRADE Financial Corp.	66	3,297
Eagle Bancorp Inc.	9	301
East West Bancorp, Inc.	44	1,589
Eaton Vance Corp.	35	1,344
eHealth, Inc. (b)	6	613
Ellington Financial Inc. (a)	13	151
Employer Holdings Inc.	9	274
Encore Capital Group, Inc. (a) (b)	8	274
Enova International, Inc. (b)	11	160
Enstar Group Limited (b)	4	551
Enterprise Financial Services Corp.	8	257
Equitable Holdings, Inc.	126	2,425
Equity Bancshares, Inc. - Class A (b)	5	84
Erie Indemnity Company - Class A (a)	8	1,486
Essent Group Ltd.	34	1,219
Evercore Inc. - Class A	12	702
Everest Re Group, Ltd.	12	2,507
EZCORP, Inc. - Class A (b)	15	97
FactSet Research Systems Inc.	11	3,757
FB Financial Corporation	6	147
FBL Financial Group, Inc. - Class A	3	123
Federal Agricultural Mortgage Corporation - Class C	2	158
Federated Investors, Inc. - Class B	28	663
Fidelity National Financial, Inc. (a)	83	2,555
Fifth Third Bancorp	212	4,083
Financial Institutions Inc.	5	91
First American Financial Corporation	33	1,605
First Bancorp.	9	233
First Bancorp.	62	349
First Bancshares Inc.	6	126
First Busey Corporation	15	276
First Citizens BancShares, Inc. - Class A	2	646
First Commonwealth Financial Corporation	28	230
First Community Bancshares, Inc.	4	100
First Financial Bancorp.	30	422
First Financial Bankshares, Inc. (a)	38	1,105
First Financial Corporation	3	124
First Foundation Inc.	12	188
First Hawaiian, Inc.	39	676
First Horizon National Corporation (a)	95	949
First Interstate BancSystem, Inc. - Class A	13	399
First Merchants Corporation	16	440
First Mid Bancshares, Inc.	4	109
First Midwest Bancorp, Inc.	34	455
First Republic Bank	51	5,423
FirstCash, Inc.	13	849
Flagstar Bancorp, Inc.	10	308
Flushing Financial Corp.	9	101
FNB Corp.	96	720
Focus Financial Partners Inc. - Class A (b)	8	253
Franklin Financial Network, Inc.	3	90
Franklin Resources Inc.	89	1,860
Freedom Holding Corp. (a) (b)	5	95
Fulton Financial Corp. (a)	49	513
Genworth Financial, Inc. - Class A (b)	149	344
German American Bancorp Inc.	7	227
Glacier Bancorp, Inc.	27	967
Global Indemnity Ltd - Class A	2	46
Globe Life Inc.	31	2,269
	Shares/Par[1]	Value ($)
Goosehead Insurance, Inc. - Class A (a) (b)	4	286
Granite Point Mortgage Trust Inc. (a)	16	115
Great Southern Bancorp Inc.	3	139
Great Western Bancorp Inc.	16	222
Green Dot Corporation - Class A (b)	15	724
Greenlight Capital Re, Ltd. - Class A (a) (b)	10	62
Hamilton Lane Inc. - Class A	7	479
Hancock Whitney Co.	27	568
Hanmi Financial Corp.	10	95
Hanover Insurance Group Inc.	12	1,191
HarborOne Bancorp, Inc. (b)	15	132
HCI Group, Inc.	2	101
Heartland Financial USA, Inc.	10	331
Heritage Commerce Corp.	16	120
Heritage Financial Corporation	11	220
Heritage Insurance Holdings, Inc.	10	125
Hilltop Holdings Inc.	21	391
Home BancShares, Inc.	49	746
HomeStreet, Inc.	7	165
HomeTrust Bancshares Inc.	6	99
Hope Bancorp, Inc.	40	365
Horace Mann Educators Corp.	12	433
Horizon Bancorp Inc.	12	130
Houlihan Lokey Inc. - Class A	13	740
Huntington Bancshares Incorporated	307	2,778
IberiaBank Corp.	15	695
Independence Holding Co.	2	55
Independence Holdings, LLC	25	612
Independent Bank Corp.	6	92
Independent Bank Corp.	11	707
Independent Bank Group, Inc.	11	427
Interactive Brokers Group, Inc.	22	933
Intercontinental Exchange, Inc.	166	15,179
International Bancshares Corporation	16	513
INTL FCStone Inc. (b)	5	292
Invesco Ltd.	115	1,241
Investors Bancorp, Inc.	68	580
James River Group, Inc.	9	397
Janus Henderson Group PLC (a)	47	1,001
Jefferies Financial Group Inc.	69	1,075
JPMorgan Chase & Co.	921	86,641
K.K.R. Co., Inc.	150	4,634
Kearny Financial Corp	24	200
Kemper Corp.	19	1,371
KeyCorp	291	3,542
Kinsale Capital Group, Inc.	6	991
Ladder Capital Corp - Class A	31	250
Lakeland Bancorp Inc.	15	174
Lakeland Financial Corp.	7	336
Legg Mason, Inc.	26	1,278
LendingClub Corporation (a) (b)	20	91
LendingTree, Inc. (a) (b)	2	697
Lincoln National Corporation	59	2,155
Live Oak Bancshares, Inc.	7	103
Loews Corp.	78	2,666
LPL Financial Holdings Inc.	24	1,872
Luther Burbank Corporation (a)	6	58
M&T Bank Corporation	39	4,051
Markel Corporation (b)	4	3,798
MarketAxess Holdings Inc.	11	5,679
Marsh & McLennan Companies, Inc.	151	16,200
MBIA Inc. (b)	23	168
Mercantile Bank Corp.	4	93
Merchants Bancorp, Inc.	3	55
Mercury General Corp.	8	336
Meridian Bancorp, Inc.	17	191
Meta Financial Group, Inc.	10	186
MetLife, Inc.	234	8,538
MFA Financial, Inc. (a)	134	333
MGIC Investment Corp.	103	843
Midland States Bancorp Inc.	8	113
MidWestOne Financial Group Inc. (a)	4	86
Moelis & Company LLC - Class A	16	494
Moody's Corp.	51	13,872
Morgan Stanley	359	17,348

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

217

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Morningstar Inc.	7	988
Mr. Cooper Group Inc. (b)	22	276
MSCI Inc.	25	8,470
NASDAQ Inc.	35	4,121
National Bank Holdings Corp. - Class A	9	243
National General Holdings Corp.	21	459
National Western Life Group Inc. - Class A	1	161
Navient Corporation	61	428
NBT Bancorp Inc.	13	396
Nelnet, Inc. - Class A	6	267
New York Community Bancorp Inc.	141	1,437
Nicolet Bankshares, Inc. (b)	3	140
NMI Holdings Inc. - Class A (b)	26	412
Northern Trust Corp.	59	4,713
Northfield Bancorp Inc.	13	153
Northwest Bancshares Inc.	37	379
OceanFirst Financial Corp.	17	302
OFG Bancorp (a)	15	197
Old National Bancorp	51	695
Old Republic International Corp.	86	1,409
Origin Bancorp, Inc.	6	132
Pacific Premier Bancorp, Inc.	25	545
PacWest Bancorp	36	699
Palomar Holdings, Inc. (b)	5	426
Park National Corp.	4	296
Peapack Gladstone Financial Corp.	5	100
PennyMac Financial Services, Inc.	19	773
Peoples Bancorp Inc.	6	127
People's United Financial Inc.	135	1,557
People's Utah Bancorp	6	130
Pinnacle Financial Partners, Inc.	23	972
Piper Jaffray Cos.	5	289
PJT Partners Inc. - Class A (a)	6	301
Popular Inc.	29	1,073
Preferred Bank (a)	5	217
Premier Financial Corporation	11	197
Primerica, Inc.	12	1,443
Principal Financial Group, Inc.	82	3,420
ProAssurance Corporation	16	233
Progressive Corp.	175	14,038
Prosight Global, Inc. (b)	3	28
Prosperity Bancshares Inc.	28	1,685
Provident Financial Services, Inc. (a)	20	284
Prudential Financial Inc.	119	7,260
QCR Holdings, Inc.	5	151
Radian Group Inc.	59	921
Raymond James Financial Inc.	38	2,606
Regions Financial Corporation	286	3,177
Reinsurance Group of America, Incorporated	21	1,611
RenaissanceRe Holdings Ltd	15	2,589
Renasant Corporation	17	419
Republic Bancorp Inc. - Class A	3	89
RLI Corp.	12	992
S&P Global Inc.	73	24,059
S&T Bancorp Inc.	11	265
Safety Insurance Group, Inc.	5	348
Sandy Spring Bancorp Inc.	14	356
Seacoast Banking Corp. of Florida (b)	15	296
SEI Investments Co.	38	2,086
Selective Insurance Group Inc.	18	948
ServisFirst Bancshares, Inc. (a)	14	504
Signature Bank	16	1,711
Simmons First National Corp. - Class A	34	580
SLM Corporation	115	805
South State Corp.	22	1,028
Southside Bancshares, Inc.	9	263
State Auto Financial Corp.	4	78
State Street Corporation	106	6,760
Sterling Bancorp	61	715
Stewart Information Services Corp.	7	214
Stifel Financial Corp.	21	1,005
Stock Yards Bancorp Inc.	6	233
SVB Financial Group (b)	15	3,331
Synchrony Financial	166	3,679
Synovus Financial Corp.	44	913
	Shares/Par[1]	Value ($)
T. Rowe Price Group, Inc.	71	8,723
TCF Financial Corporation	46	1,347
TD Ameritrade Holding Corporation	81	2,949
Texas Capital Bancshares, Inc. (b)	15	471
TFS Financial Corporation	18	253
The Allstate Corporation	95	9,232
The Bancorp, Inc. (b)	15	143
The Bank of New York Mellon Corporation (c)	241	9,300
The Blackstone Group Inc.	202	11,425
The Carlyle Group, Inc. (a)	42	1,183
The Charles Schwab Corporation	347	11,692
The First of Long Island Corporation	9	139
The Goldman Sachs Group, Inc.	98	19,435
The Hartford Financial Services Group, Inc.	108	4,146
The PNC Financial Services Group, Inc.	130	13,639
The PRA Group, Inc. (a) (b)	13	504
The Travelers Companies, Inc.	77	8,735
Third Point Reinsurance Ltd. (b)	25	186
Tompkins Financial Corp.	4	246
TowneBank	22	420
TPG RE Finance Trust, Inc.	13	111
Tradeweb Markets Inc. - Class A	25	1,444
Trico Bancshares	8	246
Tristate Capital Holdings, Inc. (b)	6	98
Triumph Bancorp, Inc. (b)	6	154
Truist Financial Corporation	402	15,091
Trupanion Inc. (a) (b)	9	374
TrustCo Bank Corp.	30	189
Trustmark Corp.	18	433
Two Harbors Investment Corp. (a)	81	410
U.S. Bancorp	410	15,107
UMB Financial Corp.	14	729
Umpqua Holdings Corp.	65	691
United Bankshares Inc.	39	1,070
United Community Banks, Inc.	23	461
United Fire Group Inc.	7	191
United Insurance Holdings Corp.	6	49
Universal Insurance Holdings, Inc. (a)	9	153
Univest Financial Corporation	9	138
Unum Group	61	1,018
Valley National Bancorp	114	888
Veritex Holdings Inc.	13	237
Victory Capital Holdings, Inc. - Class A (a)	4	72
Virtu Financial Inc. - Class A	18	415
Virtus Partners, Inc.	2	287
Voya Financial, Inc.	40	1,852
W. R. Berkley Corporation	44	2,527
Waddell & Reed Financial Inc. - Class A (a)	18	285
Walker & Dunlop, Inc.	9	433
Washington Federal Inc.	23	626
Washington Trust Bancorp, Inc.	5	149
Waterstone Financial, Inc.	6	94
Watford Holdings Ltd. (b)	6	101
Webster Financial Corp.	27	780
Wells Fargo & Company	1,167	29,870
WesBanco Inc.	20	411
Westamerica Bancorp (a)	8	481
Western Alliance Bancorp	29	1,116
White Mountains Insurance Group Ltd	1	868
Willis Towers Watson Public Limited Company	39	7,583
Wintrust Financial Corporation	17	753
WisdomTree Investments, Inc.	36	126
World Acceptance Corp. (a) (b)	1	95
WSFS Financial Corp.	15	442
Zions Bancorp	50	1,684
		941,214
Real Estate 0.9%
AGNC Investment Corp.	164	2,112
Apollo Commercial Real Estate Finance, Inc.	44	434
Arbor Realty Trust, Inc. (a)	31	290
Ares Commercial Real Estate Corporation	8	75
ARMOUR Residential REIT, Inc.	19	177
Broadmark Realty Capital Inc. (a)	36	345
Capstead Mortgage Corporation	26	145

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

218

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Chimera Investment Corporation (a)	55	525
Colony Credit Real Estate, Inc. - Class A	25	173
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20	554
Invesco Mortgage Capital Inc. (a)	52	194
KKR Real Estate Finance Trust Inc.	9	156
New Residential Investment Corp.	125	929
New York Mortgage Trust Inc. (a)	106	277
PennyMac Mortgage Investment Trust	31	548
Ready Capital Corporation	11	93
Redwood Trust Inc. (a)	35	247
Starwood Property Trust, Inc.	86	1,285
		8,559
Total Common Stocks (cost $969,299)		949,773
RIGHTS 0.0%
First Eagle Private Credit, LLC (b) (d)	5	—
Total Rights (cost $1)		—
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (e)	9,602	9,602
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (e)	1,775	1,775
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (f) (g)	763	762
Total Short Term Investments (cost $12,139)		12,139
Total Investments 101.0% (cost $981,439)		961,912
Other Derivative Instruments 0.0%		68
Other Assets and Liabilities, Net (1.0)%		(9,526)
Total Net Assets 100.0%		952,454

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Non-income producing security.

(c)  Investment in affiliate.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.4%
Health Care 99.4%
Abbott Laboratories	1,301	118,923
AbbVie Inc.	1,303	127,897
ABIOMED, Inc. (a)	33	8,008
Acadia Healthcare Company, Inc. (a)	59	1,478
ACADIA Pharmaceuticals Inc. (a)	86	4,154
Accelerate Diagnostics, Inc. (a) (b)	21	325
Acceleron Pharma Inc. (a)	33	3,177
Adaptive Biotechnologies Corporation (a)	55	2,674
Addus HomeCare Corporation (a)	11	1,007
Adverum Biotechnologies, Inc. (a) (b)	46	962
Aerie Pharmaceuticals, Inc. (a) (b)	29	432
Agenus Inc. (a)	73	288
Agilent Technologies, Inc.	229	20,198
Agios Pharmaceuticals, Inc. (a) (b)	45	2,423
Aimmune Therapeutics, Inc. (a) (b)	29	491
Akcea Therapeutics, Inc. (a) (b)	15	201
Akebia Therapeutics, Inc. (a)	83	1,125
Akero Therapeutics Inc. (a)	7	176
Alector, Inc. (a)	35	849
Alexion Pharmaceuticals, Inc. (a)	163	18,281
Align Technology, Inc. (a)	55	15,113
Alkermes Public Limited Company (a)	116	2,254
Allakos Inc. (a) (b)	18	1,314
	Shares/Par[1]	Value ($)
Allogene Therapeutics, Inc. (a)	41	1,759
Allscripts Healthcare Solutions, Inc. (a)	119	807
Alnylam Pharmaceuticals, Inc. (a)	83	12,258
AMAG Pharmaceuticals, Inc. (a) (b)	26	200
Amedisys, Inc. (a)	24	4,721
AmerisourceBergen Corporation	114	11,444
Amgen Inc.	435	102,623
Amicus Therapeutics, Inc. (a)	190	2,861
AMN Healthcare Services, Inc. (a)	34	1,532
Amneal Pharmaceuticals, Inc. - Class A (a) (b)	70	332
Amphastar Pharmaceuticals, Inc. (a) (b)	28	619
Anaptysbio, Inc. (a)	19	429
AngioDynamics, Inc. (a)	27	272
ANI Pharmaceuticals, Inc. (a)	8	243
Anika Therapeutics, Inc. (a)	11	433
Antares Pharma, Inc. (a)	109	300
Anthem, Inc.	186	48,824
Apellis Pharmaceuticals, Inc. (a)	44	1,429
Apollo Medical Holdings, Inc. (a) (b)	21	346
Applied Therapeutics, Inc. (a) (b)	12	422
Aprea (US), Inc. (a)	5	205
Arcturus Therapeutics Holdings Inc. (a) (b)	11	507
Arcus Biosciences, Inc. (a)	27	659
Arcutis Biotherapeutics, Inc. (a)	5	144
Ardelyx, Inc. (a)	51	355
Arena Pharmaceuticals, Inc. (a)	42	2,665
Arrowhead Pharmaceuticals Inc (a)	71	3,062
Arvinas Operations, Inc. (a) (b)	14	480
Assembly Biosciences, Inc. (a)	23	539
Atara Biotherapeutics, Inc. (a)	50	726
Athenex, Inc. (a) (b)	32	434
Athersys, Inc. (a) (b)	136	375
Atreca, Inc. (a)	6	137
AtriCure, Inc. (a)	32	1,459
Atrion Corporation (b)	1	698
Avanos Medical, Inc. (a)	36	1,048
Avantor, Inc. (a)	316	5,372
AVROBIO, Inc. (a)	19	327
AxoGen, Inc. (a)	25	233
Axonics Modulation Technologies, Inc. (a) (b)	16	549
Axsome Therapeutics, Inc. (a)	20	1,673
Baxter International Inc.	377	32,484
Beam Therapeutics Inc. (a) (b)	9	261
Becton, Dickinson and Company	200	47,908
BioCryst Pharmaceuticals, Inc. (a)	110	524
BioDelivery Sciences International, Inc. (a)	59	256
Biogen Inc. (a)	128	34,321
Biohaven Pharmaceutical Holding Company Ltd. (a)	36	2,660
BioMarin Pharmaceutical Inc. (a)	132	16,319
Bio-Rad Laboratories, Inc. - Class A (a)	16	7,423
BioSpecifics Technologies Corp. (a)	5	296
Bio-Techne Corporation	28	7,446
BioTelemetry, Inc. (a) (b)	25	1,129
Bioxcel Therapeutics, Inc. (a)	7	389
Black Diamond Therapeutics, Inc. (a)	7	293
Bluebird Bio, Inc. (a)	48	2,899
Blueprint Medicines Corporation (a)	38	2,941
Boston Scientific Corporation (a)	1,027	36,059
Bristol-Myers Squibb Company	1,664	97,840
Brookdale Senior Living Inc. (a)	121	357
Bruker Corp.	79	3,231
Calithera Biosciences, Inc. (a)	35	182
Cantel Medical Corp.	29	1,265
Cara Therapeutics, Inc. (a) (b)	33	557
Cardinal Health, Inc.	215	11,201
Cardiovascular Systems Inc. (a)	26	820
Caredx, Inc. (a) (b)	29	1,043
Castle Biosciences, Inc. (a) (b)	6	212
Catalent Inc. (a)	115	8,407
Catalyst Pharmaceuticals, Inc. (a)	72	335
Catasys, Inc. (a) (b)	5	120
CEL-SCI Corporation (a) (b)	26	386
Centene Corporation (a)	432	27,426
Cerner Corp.	230	15,737
Cerus Corporation (a)	124	818

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

219

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Change Healthcare Inc. (a)	166	1,865
Charles River Laboratories International Inc. (a)	36	6,344
Chemed Corporation	12	5,268
ChemoCentryx, Inc. (a)	30	1,724
Cigna Holding Company	275	51,599
Clovis Oncology Inc. (a) (b)	61	411
Codexis, Inc. (a) (b)	38	436
Co-Diagnostics, Inc. (a) (b)	18	348
Coherus Biosciences, Inc. (a)	40	720
Collegium Pharmaceutical, Inc. (a) (b)	22	389
Community Health Systems Inc. (a)	72	216
Computer Programs & Systems Inc.	11	240
Conmed Corp. (b)	21	1,525
Constellation Pharmaceuticals, Inc. (a)	17	503
Cooper Cos. Inc.	36	10,260
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	47	398
Corcept Therapeutics Inc. (a) (b)	80	1,345
Cortexyme Inc. (a) (b)	13	586
Corvel Corp. (a)	7	518
Covetrus, Inc. (a) (b)	74	1,331
Crinetics Pharmaceuticals, Inc. (a) (b)	14	247
CRISPR Therapeutics AG (a)	29	2,132
CryoLife Inc. (a)	29	551
Cryoport, Inc. (a) (b)	26	784
Cue Biopharma, Inc. (a)	15	379
CVS Health Corporation	962	62,531
Cytokinetics, Incorporated (a) (b)	37	869
Cytomx Therapeutics, Inc. (a)	30	253
Danaher Corporation	462	81,758
DaVita Inc. (a)	65	5,127
Deciphera Pharmaceuticals, Inc. (a)	26	1,543
Denali Therapeutics Inc. (a)	58	1,403
Dentsply Sirona Inc.	164	7,208
DexCom Inc. (a)	67	27,316
Dicerna Pharmaceuticals, Inc. (a)	46	1,169
DURECT Corporation (a) (b)	116	269
Dynavax Technologies Corporation (a) (b)	72	638
Eagle Pharmaceuticals Inc. (a)	9	409
Editas Medicine, Inc. (a) (b)	40	1,191
Edwards Lifesciences Corporation (a)	461	31,892
Eidos Therapeutics, Inc. (a) (b)	7	337
Elanco Animal Health (a)	293	6,286
Eli Lilly & Co.	635	104,252
Emergent BioSolutions Inc. (a)	33	2,588
Enanta Pharmaceuticals, Inc. (a)	12	624
Encompass Health Corporation	73	4,525
Endo International Public Limited Company (a) (b)	166	571
Envista Holdings Corporation (a)	117	2,466
Epizyme, Inc. (a)	51	822
Esperion Therapeutics, Inc. (a) (b)	19	971
Evolent Health, Inc. - Class A (a)	56	397
Exact Sciences Corporation (a)	109	9,457
Exelixis, Inc. (a)	225	5,332
Fate Therapeutics, Inc. (a) (b)	44	1,520
FibroGen, Inc. (a)	59	2,393
Flexion Therapeutics, Inc. (a) (b)	31	411
G1 Therapeutics, Inc. (a)	21	503
GenMark Diagnostics, Inc. (a)	50	737
Geron Corp. (a) (b)	225	490
Gilead Sciences, Inc.	932	71,744
Glaukos Corp. (a) (b)	28	1,077
Global Blood Therapeutics, Inc. (a) (b)	40	2,553
Globus Medical Inc. - Class A (a)	57	2,717
Gossamer Bio, Inc. (a)	39	502
Guardant Health, Inc. (a)	41	3,361
Haemonetics Corp. (a)	37	3,314
Halozyme Therapeutics, Inc. (a)	98	2,616
Hanger, Inc. (a)	26	435
HCA Healthcare, Inc.	199	19,333
HealthEquity, Inc. (a)	52	3,077
Healthstream, Inc. (a)	20	447
Henry Schein Inc. (a)	106	6,167
Heron Therapeutics, Inc. (a) (b)	65	950
Heska Corporation (a)	6	526
Hill-Rom Holdings Inc.	49	5,410
	Shares/Par[1]	Value ($)
HMS Holdings Corp. (a)	66	2,128
Hologic Inc. (a)	194	11,051
Homology Medicines, Inc. (a) (b)	18	270
Horizon Therapeutics Public Limited Company (a)	140	7,767
Humana Inc.	97	37,688
ICU Medical, Inc. (a)	14	2,665
IDEXX Laboratories, Inc. (a)	63	20,731
IGM Biosciences, Inc. (a) (b)	5	343
Illumina, Inc. (a)	108	40,050
ImmunoGen, Inc. (a)	135	622
Immunomedics Inc. (a)	133	4,730
Immunovant, Inc. (a) (b)	15	358
Incyte Corporation (a)	136	14,091
Innoviva, Inc. (a)	49	687
Inogen, Inc. (a)	15	515
Inovalon Holdings, Inc. - Class A (a)	54	1,032
Inovio Pharmaceuticals, Inc. (a) (b)	106	2,861
Insmed Inc. (a)	73	2,017
Inspire Medical Systems Inc. (a)	16	1,383
Insulet Corporation (a)	46	8,949
Integer Holdings Corporation (a)	25	1,803
Integra LifeSciences Holdings Corp. (a)	53	2,507
Intellia Therapeutics, Inc. (a) (b)	38	792
Intercept Pharmaceuticals, Inc. (a) (b)	19	927
Intersect ENT, Inc. (a)	24	320
Intra-Cellular Therapies, Inc. (a)	44	1,125
Intuitive Surgical, Inc. (a)	86	48,796
Invitae Corporation (a) (b)	86	2,617
Ionis Pharmaceuticals Inc. (a)	98	5,797
Iovance Biotherapeutics Inc. (a) (b)	79	2,157
IQVIA Inc. (a)	142	20,080
iRhythm Technologies Inc. (a)	19	2,245
Ironwood Pharmaceuticals, Inc. - Class A (a)	115	1,191
Jazz Pharmaceuticals Public Limited Company (a)	41	4,557
Johnson & Johnson	1,943	273,179
Kadmon Holdings, Inc. (a)	87	447
Kala Pharmaceuticals Inc. (a) (b)	24	250
Karuna Therapeutics, Inc. (a)	9	952
Karyopharm Therapeutics Inc. (a) (b)	34	642
Kiniksa Pharmaceuticals Ltd. - Class A (a)	10	250
Kodiak Sciences, Inc. (a) (b)	16	890
Krystal Biotech, Inc. (a) (b)	9	387
Kura Oncology, Inc. (a) (b)	36	591
Laboratory Corporation of America Holdings (a)	72	11,875
Lannett Co. Inc. (a)	24	171
Lantheus Holdings Inc. (a) (b)	28	398
LeMaitre Vascular Inc.	12	329
LHC Group, Inc. (a)	22	3,851
Ligand Pharmaceuticals Incorporated (a) (b)	12	1,362
LivaNova PLC (a)	36	1,715
Livongo Health, Inc. (a) (b)	28	2,126
Luminex Corporation	31	1,011
MacroGenics Inc. (a)	33	933
Madrigal Pharmaceuticals Inc. (a) (b)	7	834
Magellan Health Services Inc. (a)	16	1,186
Masimo Corp. (a)	38	8,617
McKesson Corporation	119	18,245
Mednax, Inc. (a)	61	1,046
Medpace Holdings, Inc. (a)	22	2,011
Medtronic Public Limited Company	989	90,700
MeiraGTx Holdings plc (a)	10	131
Merck & Co., Inc.	1,870	144,640
Meridian Bioscience Inc. (a)	33	767
Merit Medical Systems Inc. (a)	37	1,680
Mersana Therapeutics, Inc. (a)	41	965
Merus N.V. (a)	17	275
Mesa Laboratories, Inc.	3	635
Mettler-Toledo International Inc. (a)	18	14,259
Mirati Therapeutics, Inc. (a)	21	2,370
Moderna, Inc. (a) (b)	202	12,974
Molecular Templates, Inc. (a)	15	206
Molina Healthcare, Inc. (a)	45	7,958
Momenta Pharmaceuticals, Inc. (a) (b)	82	2,728
Mylan Holdings Ltd. (a)	380	6,105
Myokardia, Inc. (a)	36	3,500

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

220

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Myovant Sciences Ltd. (a)	30	619
Myriad Genetics, Inc. (a)	56	632
NanoString Technologies, Inc. (a)	27	798
Natera, Inc. (a)	49	2,426
National Healthcare Corp.	9	571
National Research Corp. - Class A	10	570
Natus Medical Inc. (a)	27	583
Nektar Therapeutics (a) (b)	129	2,998
Neogen Corp. (a)	39	3,044
Neogenomics Laboratories, Inc. (a)	75	2,314
Neoleukin Therapeutics, Inc. (a) (b)	17	283
Neurocrine Biosciences, Inc. (a)	65	7,870
Nevro Corp. (a)	22	2,658
Nextcure, Inc. (a) (b)	9	193
Nextgen Healthcare Inc. (a)	40	439
Novavax, Inc. (a) (b)	38	3,125
Novocure Limited (a)	62	3,689
NuVasive Inc. (a)	38	2,137
Odonate Therapeutics, Inc. (a)	10	414
Omeros Corporation (a) (b)	36	525
Omnicell, Inc. (a)	31	2,204
OPKO Health, Inc. (a) (b)	317	1,082
Option Care Health, Inc. (a)	26	355
Orasure Technologies, Inc. (a)	46	530
Orthofix Medical Inc. (a)	14	446
Orthopediatrics Corp. (a) (b)	8	344
Owens & Minor Inc.	46	349
Pacific Biosciences of California, Inc. (a) (b)	105	363
Pacira Biosciences, Inc. (a)	29	1,501
Passage Bio, Inc. (a) (b)	13	343
Patterson Cos. Inc.	62	1,374
PDL BioPharma, Inc. (a)	74	216
Penumbra, Inc. (a) (b)	24	4,375
PerkinElmer Inc.	82	8,029
Perrigo Company Public Limited Company	100	5,528
Pfizer Inc.	4,081	133,460
Phathom Pharmaceuticals, Inc. (a) (b)	7	230
Phibro Animal Health Corporation - Class A	15	403
Phreesia, Inc. (a)	15	410
Portola Pharmaceuticals, Inc. (a)	55	998
PRA Health Sciences, Inc. (a)	47	4,550
Precigen, Inc. (a) (b)	40	199
Precision BioSciences Inc (a)	26	218
Premier Healthcare Solutions, Inc. - Class A (a)	52	1,790
Prestige Consumer Healthcare Inc. (a)	37	1,391
Principia Biopharma Inc. (a)	18	1,080
Progyny, Inc. (a) (b)	12	319
Prothena Corporation Public Limited Company (a)	22	227
Provention Bio, Inc. (a) (b)	31	438
Providence Services Corp. (a)	9	710
PTC Therapeutics, Inc. (a)	42	2,118
Puma Biotechnology, Inc. (a)	24	247
Quanterix Corporation (a) (b)	14	394
Quest Diagnostics Incorporated	98	11,190
Quidel Corporation (a)	28	6,202
Quotient Limited (a) (b)	45	331
R1 RCM Inc. (a)	71	796
Radius Health, Inc. (a)	34	466
RadNet Inc. (a)	33	522
Reata Pharmaceuticals, Inc. - Class A (a)	17	2,718
Regeneron Pharmaceuticals, Inc. (a)	74	46,452
Regenxbio Inc. (a)	23	858
Relmada Therapeutics, Inc. (a) (b)	11	472
Repligen Corporation (a)	36	4,494
Replimune Group, Inc. (a)	3	83
Repro Med Systems, Inc. (a) (b)	12	109
ResMed Inc.	106	20,421
Retrophin Inc. (a)	26	522
Revance Therapeutics Inc. (a)	37	897
Revolution Medicines, Inc. (a)	11	345
Rhythm Pharmaceuticals, Inc. (a)	18	399
Rigel Pharmaceuticals Inc. (a) (b)	117	214
Rocket Pharmaceuticals, Ltd. (a) (b)	24	492
Rubius Therapeutics, Inc. (a) (b)	25	150
Sage Therapeutics Inc. (a)	39	1,611
	Shares/Par[1]	Value ($)
Sangamo Therapeutics Inc. (a) (b)	83	747
Sarepta Therapeutics, Inc. (a) (b)	54	8,718
Scholar Rock Holding Corporation (a)	15	278
Seattle Genetics Inc. (a)	89	15,071
Select Medical Holdings Corporation (a)	82	1,202
Shockwave Medical, Inc. (a)	18	851
SI-BONE, Inc. (a)	14	215
SIGA Technologies, Inc. (a)	38	227
Silk Road Medical, Inc. (a) (b)	20	824
Simulations Plus Inc.	10	581
Smiledirectclub, Inc. (a) (b)	41	327
Sorrento Therapeutics, Inc. (a) (b)	86	539
Spectrum Pharmaceuticals, Inc. (a)	77	260
Springworks Therapeutics, Inc. (a)	11	482
Staar Surgical Co. (a)	24	1,499
Steris Limited	62	9,573
Stoke Therapeutics, Inc. (a)	7	172
Stryker Corporation	249	44,849
Supernus Pharmaceuticals Inc. (a)	38	903
SurModics Inc. (a)	11	469
Symbion, Inc. (a)	16	191
Syneos Health, Inc. - Class A (a)	46	2,681
Tabula Rasa HealthCare Inc. (a) (b)	16	848
Tactile Systems Technology, Inc. (a) (b)	14	582
Tandem Diabetes Care Inc. (a)	42	4,123
Teladoc Health, Inc. (a)	52	9,870
Teleflex Incorporated	34	12,415
Tenet Healthcare Corporation (a)	65	1,175
TG Biologics, Inc. (a)	58	1,135
The Ensign Group, Inc.	37	1,568
The Pennant Group, Inc. (a)	20	446
TherapeuticsMD, Inc. (a) (b)	166	207
Theravance Biopharma, Inc. (a) (b)	32	675
Thermo Fisher Scientific Inc.	294	106,602
Tilray, Inc. (a) (b)	19	134
Tivity Health, Inc. (a)	25	287
Translate Bio, Inc. (a) (b)	20	355
Tricida, Inc. (a)	22	599
Triple-S Management Corp. - Class B (a)	19	371
Turning Point Therapeutics, Inc. (a)	24	1,560
Twist Bioscience Corporation (a) (b)	20	899
U. S. Physical Therapy, Inc.	10	780
Ultragenyx Pharmaceutical Inc. (a) (b)	41	3,215
uniQure N.V. (a)	24	1,088
United Therapeutics Corporation (a)	32	3,919
UnitedHealth Group Incorporated	699	206,298
Universal Health Services Inc. - Class B	59	5,433
Vanda Pharmaceuticals Inc. (a)	39	448
Vapotherm, Inc. (a)	7	283
Varex Imaging Corporation (a)	30	457
Varian Medical Systems, Inc. (a)	67	8,171
Veeva Systems Inc. - Class A (a)	97	22,795
Veracyte, Inc. (a) (b)	34	888
Verastem, Inc. (a) (b)	81	139
Vericel Corporation (a) (b)	33	451
Vertex Pharmaceuticals Incorporated (a)	191	55,568
ViewRay, Inc. (a) (b)	97	216
Viking Therapeutics, Inc. (a) (b)	51	366
Vocera Communications, Inc. (a)	23	493
Voyager Therapeutics, Inc. (a)	18	222
Waters Corp. (a)	46	8,266
Wave Life Sciences Ltd. (a) (b)	15	160
West Pharmaceutical Services Inc.	54	12,339
Wright Medical Group N.V. (a)	95	2,811
Xbiotech Inc (a) (b)	8	105
Xencor, Inc. (a)	37	1,189
Xenon Pharmaceuticals Inc. (a)	17	210
Y-mAbs Therapeutics, Inc. (a)	15	657
Zimmer Biomet Holdings, Inc.	152	18,121
ZIOPHARM Oncology, Inc. (a) (b)	152	497
Zoetis Inc. - Class A	349	47,883
Zogenix, Inc. (a)	39	1,041
Zymeworks Inc. (a)	27	989
Zynex, Inc. (a) (b)	13	330
		3,321,636

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

221

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Information Technology 0.0%
1Life Healthcare, Inc. (a) (b)	18	666
Health Catalyst, Inc. (a) (b)	11	318
Schrodinger, Inc. (a) (b)	9	834
		1,818
Consumer Discretionary 0.0%
PetIQ, Inc. - Class A (a) (b)	15	510
Total Common Stocks (cost $2,417,517)		3,323,964
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (b) (c)	45	56
Total Rights (cost $0)		56
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (d) (e)	49,157	49,157
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	12,277	12,277
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.16%, 02/25/21 (f) (g)	1,648	1,646
Total Short Term Investments (cost $63,081)		63,080
Total Investments 101.3% (cost $2,480,598)		3,387,100
Other Derivative Instruments 0.0%		356
Other Assets and Liabilities, Net (1.3)%		(45,116)
Total Net Assets 100.0%		3,342,340

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.4%
Industrials 94.0%
3M Company	14	2,252
AAON, Inc.	1	58
AAR Corp.	1	16
ABM Industries Incorporated	2	63
ACCO Brands Corporation	2	16
Acuity Brands, Inc.	1	93
ADT, Inc. (a)	4	28
Advanced Disposal Services, Inc. (b)	2	59
Advanced Drainage Systems, Inc.	1	66
AECOM (b)	4	151
Aegion Corporation (b)	1	13
Aerojet Rocketdyne Holdings, Inc. (b)	2	67
AeroVironment, Inc. (b)	1	46
AGCO Corporation	2	87
Air Lease Corporation - Class A	3	79
Air Transport Services Group, Inc. (b)	—	9
Alamo Group Inc.	—	27
Alaska Air Group, Inc.	1	28
Albany International Corp. - Class A	1	43
Allegiant Travel Company	—	11
Allegion Public Limited Company	2	239
Allison Systems, Inc.	3	106
Altra Industrial Motion Corp.	2	52
AMERCO	—	74
Ameresco, Inc. - Class A (b)	—	13
American Airlines Group Inc. (a)	3	43
American Woodmark Corporation (b)	—	31
AMETEK, Inc.	6	515
	Shares/Par[1]	Value ($)
AO Smith Corp.	3	159
Apogee Enterprises, Inc.	1	15
Applied Industrial Technologies, Inc.	1	60
Arcbest Corporation	1	15
Arcosa, Inc.	1	53
Argan, Inc.	—	19
Armstrong World Industries, Inc.	1	93
Astec Industries, Inc.	—	22
Astronics Corporation (b)	1	6
Atkore International Group Inc. (b)	1	33
Atlas Air Worldwide Holdings, Inc. (b)	—	7
Avis Budget Group, Inc. (a) (b)	2	36
Axone Intelligence Inc. (b)	1	146
AZZ Inc.	1	20
Barnes Group Inc.	1	50
Barrett Business Services, Inc.	—	10
Beacon Roofing Supply, Inc. (b)	1	35
Bloom Energy Corporation - Class A (a) (b)	2	21
Blue Bird Global Corporation (b)	—	4
Brady Corp. - Class A	1	60
BrightView Holdings, Inc. (b)	1	7
Builders FirstSource, Inc. (b)	3	58
BWXT Government Group, Inc.	2	134
C.H. Robinson Worldwide, Inc.	3	269
CAI International Inc. (b)	—	6
Carlisle Cos. Inc.	1	166
Carrier Global Corporation	20	454
Casella Waste Systems Inc. - Class A (b)	1	63
Caterpillar Inc.	14	1,746
CBIZ Inc. (b)	1	31
Chart Industries, Inc. (b)	1	43
Cimpress Public Limited Company (b)	—	35
Cintas Corp.	2	591
Clean Harbors Inc. (b)	1	79
Colfax Corp. (b)	2	66
Columbus Mckinnon Corp.	1	22
Comfort Systems USA Inc.	1	38
Construction Partners, Inc. - Class A (a) (b)	1	14
Copart Inc. (b)	5	437
Cornerstone Building Brands, Inc. (a) (b)	1	7
CoStar Group, Inc. (b)	1	694
Covanta Holding Corporation	3	29
Crane Co.	1	73
CSW Industrials Inc.	—	27
CSX Corp.	19	1,354
Cubic Corp.	1	40
Cummins Inc.	4	654
Curtiss-Wright Corp.	1	97
Deere & Company	7	1,175
Deluxe Corp.	1	25
Donaldson Co. Inc.	3	148
Douglas Dynamics, Inc.	1	21
Dover Corporation	4	350
Ducommun Inc. (b)	—	9
DXP Enterprises Inc. (b)	—	8
Dycom Industries, Inc. (b)	1	30
Eaton Corporation Public Limited Company	10	908
Echo Global Logistics, Inc. (b)	1	13
Elance, Inc. (b)	2	26
EMCOR Group, Inc.	1	91
Emerson Electric Co.	15	953
Encore Wire Corp.	1	26
Energy Recovery, Inc. (a) (b)	1	6
Enerpac Tool Group Corp.	2	27
EnerSys	1	68
Ennis Inc.	1	10
EnPro Industries, Inc.	1	25
ESCO Technologies Inc.	1	56
Evoqua Water Technologies Corp. (b)	2	41
Expeditors International of Washington Inc.	4	325
Exponent, Inc.	1	107
Fastenal Co.	14	618
Federal Signal Corporation	2	47
FedEx Corporation	6	874
Flowserve Corporation	3	91

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

222

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Fluor Corp.	3	40
Forrester Research Inc. (b)	—	7
Fortive Corporation	8	514
Fortune Brands Home & Security, Inc.	4	226
Forward Air Corp.	1	35
Foundation Building Materials Inc. (b)	1	9
Franklin Covey Co. (b)	—	4
Franklin Electric Co. Inc.	1	51
Gates Industrial Corporation PLC (b)	1	13
GATX Corporation (a)	1	48
Genco Shipping & Trading Limited (a)	—	1
Generac Holdings Inc. (b)	2	189
General Dynamics Corporation	6	924
General Electric Company	219	1,498
Gibraltar Industries Inc. (b)	1	39
GMS Inc. (b)	1	24
Gorman-Rupp Co.	—	13
Graco Inc.	4	202
GrafTech International Ltd.	2	17
Granite Construction Incorporated (a)	1	21
Great Lakes Dredge & Dock Corp. (b)	2	16
Greenbrier Cos. Inc.	1	17
H&E Equipment Services, Inc.	1	14
Harsco Corporation (b)	2	24
Hawaiian Holdings, Inc.	—	4
HD Supply Holdings, Inc (b)	4	139
Healthcare Services Group Inc. (a)	2	45
Heartland Express Inc.	1	24
HEICO Corp. (a)	1	109
HEICO Corp. - Class A	2	146
Heidrick & Struggles International Inc.	—	10
Helios Technologies, Inc.	1	29
Herc Holdings Inc. (b)	1	15
Heritage-Crystal Clean, LLC (b)	—	6
Herman Miller Inc.	1	33
Hexcel Corp.	2	94
Hillenbrand Inc.	2	51
HNI Corp.	1	33
Honeywell International Inc.	18	2,584
Howmet Aerospace Inc.	10	154
HUB Group Inc. - Class A (b)	1	42
Hubbell Inc.	1	169
Huntington Ingalls Industries Inc.	1	176
Huron Consulting Group Inc. (b)	1	26
Hyster-Yale Materials Handling Inc. - Class A	—	8
ICF International, Inc.	—	29
IDEX Corporation	2	303
IES Holdings, Inc. (b)	—	4
Illinois Tool Works Inc.	8	1,399
Ingersoll Rand Inc. (b)	9	250
Insperity, Inc.	1	60
Insteel Industries, Inc.	—	7
Interface Inc.	1	11
ITT Industries Holdings, Inc.	2	130
Jacobs Engineering Group Inc.	3	284
JB Hunt Transport Services Inc.	2	255
JELD-WEN Holding, Inc. (b)	2	29
John Bean Technologies Corp.	1	68
Johnson Controls International Public Limited Company	19	655
Kadant Inc.	—	30
Kaman Corp.	1	26
Kansas City Southern	2	361
Kelly Services Inc. - Class A	1	12
Kennametal Inc.	2	58
Kforce Inc.	—	14
Kimball International Inc. - Class B	1	10
Kirby Corp. (b)	—	18
Knight-Swift Transportation Holdings Inc. - Class A (a)	3	135
Knoll Inc.	1	14
Korn Ferry	1	42
Kratos Defense & Security Solutions, Inc. (b)	3	47
L3Harris Technologies, Inc.	6	942
Landstar System Inc.	1	112
	Shares/Par[1]	Value ($)
Lennox International Inc.	1	200
Lincoln Electric Holdings Inc.	1	120
Lindsay Corp.	—	23
Lockheed Martin Corporation	6	2,323
Macquarie Infrastructure Corporation	2	56
Manitowoc Co. Inc. (b)	1	9
ManpowerGroup Inc.	2	103
Marten Transport Ltd.	1	26
Masco Corporation	7	351
Masonite International Corporation (b)	1	44
MasTec Inc. (a) (b)	2	71
Matson Intermodal - Paragon, Inc.	—	6
Matthews International Corp. - Class A	1	14
McGrath RentCorp	1	33
Mercury Systems Inc. (b)	1	112
Meritor, Inc. (b)	2	35
Middleby Corp. (b)	1	113
Mobile Mini, Inc.	1	32
Moog Inc. - Class A	1	41
MRC Global Inc. (b)	2	11
MSA Safety Inc.	1	107
MSC Industrial Direct Co. - Class A	1	82
Mueller Industries Inc.	1	33
Mueller Water Products Inc. - Class A	4	37
MYR Group Inc. (b)	—	11
National Presto Industries Inc.	—	9
Navistar International Corporation (b)	1	32
Nielsen Holdings plc	9	133
Nordson Corp.	1	263
Norfolk Southern Corporation	6	1,136
Northrop Grumman Systems Corp.	4	1,229
Now, Inc. (b)	3	25
NV5 Global, Inc. (a) (b)	—	14
Nvent Electric Public Limited Company	4	75
Old Dominion Freight Line Inc.	2	405
Omega Flex Inc.	—	7
Oshkosh Corp.	2	123
Otis Worldwide Corporation	10	586
Owens Corning Inc.	3	150
PACCAR Inc.	9	651
Parker-Hannifin Corporation	3	591
Parsons Corporation (b)	1	21
Patrick Industries, Inc.	1	37
Pentair Public Limited Company	4	160
PGT Innovations, Inc. (b)	2	24
Plug Power Inc. (a) (b)	8	63
Powell Industries Inc.	—	6
Primoris Services Corporation	1	18
Proto Labs Inc. (b)	1	73
Quanex Building Products Corp.	1	11
Quanta Services, Inc.	4	139
Raven Industries Inc.	1	21
Raytheon BBN Technologies Corp.	38	2,342
RBC Bearings Incorporated (b)	1	82
Regal-Beloit Corp.	1	89
Republic Services Inc.	6	457
Resideo Technologies, Inc. (b)	3	33
Resources Connection, Inc.	1	8
REV Group Inc.	1	4
Rexnord Corporation	3	87
Robert Half International Inc.	3	151
Rockwell Automation Inc.	3	622
Rollins Inc.	4	157
Roper Technologies, Inc.	3	1,034
Rush Enterprises Inc. - Class A	1	30
Rush Enterprises Inc. - Class B	—	3
Ryder System, Inc.	1	50
Saia, Inc. (b)	1	74
Schneider National, Inc. - Class B	1	34
Sensata Technologies Holding PLC (b)	4	146
Shyft Group, Inc.	1	14
Simpson Manufacturing Co. Inc.	1	84
SiteOne Landscape Supply, Inc. (b)	1	118
SkyWest Inc.	—	9
Snap-On Inc.	1	178

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

223

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
SP Plus Corporation (b)	—	10
Spirit Aerosystems Holdings Inc. - Class A	3	63
Spirit Airlines Inc. (a) (b)	1	10
SPX Corp. (b)	1	45
SPX Flow, Inc. (b)	1	40
Standex International Corp.	—	19
Steelcase Inc. - Class A	2	25
Stericycle Inc. (a) (b)	2	128
Sterling Construction Co. Inc. (b)	1	6
Stock Building Supply Holdings, LLC (b)	2	38
SunRun Inc. (b)	2	39
Teledyne Technologies Inc. (b)	1	286
Tennant Co.	—	28
Terex Corp.	2	34
Tetra Tech, Inc.	1	109
Textron Inc.	6	187
The Boeing Company	13	2,460
Thermon Group Holdings, Inc. (b)	1	11
Timken Co.	2	77
Toro Co.	3	177
TPI Composites, Inc. (b)	1	15
Trane Technologies Public Limited Company	6	533
TransDigm Group Inc.	1	567
TransUnion	5	410
Trex Company, Inc. (a) (b)	1	192
TriMas Corp. (b)	1	28
TriNet Group Inc. (b)	1	70
Trinity Industries Inc. (a)	2	53
Triton Container International Limited - Class A	1	43
Triumph Group Inc.	1	10
TrueBlue, Inc. (b)	1	16
Tutor Perini Corp. (b)	1	10
UniFirst Corp.	—	70
Union Pacific Corporation	17	2,927
United Parcel Service Inc. - Class B	18	1,958
United Rentals Inc. (b)	2	276
US Ecology Parent, Inc.	1	19
Valmont Industries Inc.	1	63
Vectrus, Inc. (b)	—	13
Verisk Analytics, Inc.	4	663
Vertiv Holdings, LLC - Class A (b)	5	71
Viad Corp	—	9
Vicor Corp. (b)	1	36
Virgin Galactic Holdings, Inc. (a) (b)	2	26
W. W. Grainger, Inc.	1	360
Wabash National Corp.	1	14
Wabtec Corp.	5	264
Waste Connections, Inc.	7	622
Waste Management, Inc.	11	1,129
Watsco Inc.	1	144
Watts Water Technologies Inc. - Class A	1	53
Welbilt Inc. (b)	3	19
Werner Enterprises Inc.	2	68
WESCO International, Inc. (b)	1	46
Willdan Group, Inc. (b)	—	6
Willscot Corp. (b)	2	19
Woodward Governor Co.	2	117
XPO Logistics Inc. (b)	2	177
Xylem Inc.	5	294
		62,612
Information Technology 2.2%
ASGN Incorporated (b)	1	88
CoreLogic, Inc.	2	135
Equifax Inc.	3	524
IHS Markit Ltd.	10	720
Pitney Bowes Inc. (a)	4	10
Systemax Inc.	—	6
		1,483
Consumer Discretionary 1.8%
Brink's Co.	1	59
Delta Air Lines, Inc.	4	111
FTI Consulting Inc. (b)	1	109
Griffon Corporation	1	16
IAA Spinco Inc. (b)	3	129
	Shares/Par[1]	Value ($)
JetBlue Airways Corporation (b)	2	19
KAR Auction Services, Inc.	3	43
Pacific Architects And Engineers, LLC (a) (b)	1	12
Southwest Airlines Co.	4	124
Stanley Black & Decker, Inc.	4	540
		1,162
Communication Services 1.2%
Maxar Technologies Inc. (a)	2	27
Uber Technologies, Inc. (b)	24	742
		769
Materials 0.2%
Luxfer Holdings PLC	1	9
Park Aerospace Technologies Corp.	—	5
UFP Industries, Inc.	2	76
Univar Solutions Inc. (b)	4	71
		161
Utilities 0.0%
Vivint Solar, Inc. (a) (b)	1	14
Total Common Stocks (cost $70,347)		66,201
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	784	784
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	553	553
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.05%, 12/31/20 (e) (f)	45	45
0.16%, 02/25/21 (e) (f)	48	48
		93
Total Short Term Investments (cost $1,430)		1,430
Total Investments 101.5% (cost $71,777)		67,631
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (1.5)%		(1,031)
Total Net Assets 100.0%		66,604

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Non-income producing security.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.4%
Information Technology 95.0%
2U, Inc. (a)	35	1,342
3D Systems Corporation (a) (b)	55	386
8x8, Inc. (a) (b)	45	723
A10 Networks, Inc. (a)	26	180
Acacia Communications, Inc. (a)	18	1,237
Accenture Public Limited Company - Class A	314	67,495
ACI Worldwide, Inc. (a)	56	1,513
ACM Research, Inc. - Class A (a)	3	207
Adobe Inc. (a)	238	103,755
ADS Alliance Data Systems, Inc.	20	904
ADTRAN, Inc.	23	253
Advanced Energy Industries, Inc. (a)	19	1,284
Advanced Micro Devices, Inc. (a)	574	30,188
Agilysys, Inc. (a)	8	146
Akamai Technologies, Inc. (a)	80	8,592
Alarm.Com Holdings, Inc. (a)	19	1,228
Altair Engineering Inc. - Class A (a) (b)	17	660
Alteryx, Inc. - Class A (a) (b)	27	4,490
Ambarella Inc. (a)	17	789
American Software, Inc. - Class A	11	170
Amkor Technology, Inc. (a)	52	644
Amphenol Corporation - Class A	147	14,064
Analog Devices, Inc.	184	22,508
Anaplan, Inc. (a)	55	2,494

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

224

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
ANSYS, Inc. (a)	42	12,172
AppFolio, Inc. - Class A (a)	7	1,117
Appian Corporation - Class A (a) (b)	15	770
Apple Inc.	2,159	787,425
Applied Materials, Inc.	457	27,621
Arista Networks, Inc. (a)	29	6,158
Arrow Electronics, Inc. (a)	40	2,720
Aspen Technology, Inc. (a)	32	3,346
Autodesk, Inc. (a)	108	25,855
Automatic Data Processing, Inc.	213	31,699
Avalara, Inc.	38	4,997
Avaya Holdings Corp. (a)	53	658
Avnet, Inc.	51	1,431
Axcelis Technologies, Inc. (a)	16	437
Badger Meter, Inc. (b)	14	887
Belden Inc.	22	701
Benchmark Electronics, Inc.	16	352
Benefitfocus.Com, Inc. (a)	15	165
Bill.Com Holdings Inc. (a) (b)	4	380
Black Knight, Inc. (a)	72	5,212
Blackbaud, Inc. (b)	24	1,343
Blackline, Inc. (a)	21	1,777
Booz Allen Hamilton Holding Corporation - Class A	68	5,289
Bottomline Technologies Inc. (a)	21	1,042
Box, Inc. - Class A (a)	78	1,620
Broadcom Inc.	198	62,416
Broadridge Financial Solutions, Inc.	57	7,209
Brooks Automation Inc.	34	1,514
Cabot Microelectronics Corporation	14	1,946
CACI International Inc. - Class A (a)	12	2,595
Cadence Design Systems Inc. (a)	139	13,316
Calix, Inc. (a)	15	221
Cardtronics Group Limited - Class A (a) (b)	16	390
Casa Systems, Inc. (a)	15	60
Cass Information Systems, Inc.	7	279
CDK Global, Inc.	60	2,468
CDW Corp.	71	8,298
Ceridian HCM Holding Inc. (a)	59	4,703
CEVA Inc. (a)	11	400
ChannelAdvisor Corp. (a)	9	150
Ciena Corp. (a)	74	4,013
Cirrus Logic Inc. (a)	32	1,964
Cisco Systems, Inc.	2,097	97,783
Citrix Systems Inc.	57	8,362
Cloudera, Inc. (a) (b)	106	1,344
Cognex Corp.	87	5,205
Cognizant Technology Solutions Corp. - Class A	267	15,151
Coherent Inc. (a)	12	1,542
Cohu Inc.	20	342
CommScope Holding Company, Inc. (a)	93	775
CommVault Systems Inc. (a)	21	814
Comtech Telecommunications Corp.	11	194
Conduent Inc. (a)	87	208
Cornerstone OnDemand, Inc. (a)	25	946
Corning Incorporated	378	9,778
Coupa Software Incorporated (a)	32	8,894
Cree, Inc. (a)	56	3,308
CrowdStrike Holdings, Inc. - Class A (a)	52	5,229
CSG Systems International, Inc.	16	672
CTS Corp.	15	305
Datadog, Inc. - Class A (a)	54	4,658
Dell Technology Inc. - Class C (a)	121	6,651
Diebold Nixdorf Inc. (a)	30	184
Digital Turbine USA, Inc. (a)	27	343
Diodes Inc. (a)	24	1,241
DocuSign, Inc. (a)	84	14,508
Dolby Laboratories, Inc.	31	2,053
Domo Inc. (a)	8	252
Dropbox, Inc. - Class A (a)	127	2,773
DSP Group, Inc. (a)	6	103
DXC Technology Company	122	2,017
Dynatrace Holdings LLC (a)	76	3,099
Ebix Inc. (b)	11	239
EchoStar Corp. - Class A (a)	23	656
Elastic NV (a)	28	2,544
	Shares/Par[1]	Value ($)
Endurance International Group Holdings, Inc. (a)	29	117
Enphase Energy, Inc. (a) (b)	43	2,041
Entegris, Inc.	65	3,858
Envestnet, Inc. (a)	25	1,836
EPAM Systems, Inc. (a)	28	7,000
ePlus Inc. (a)	7	470
Euronet Worldwide Inc. (a)	26	2,500
Everbridge, Inc. (a)	16	2,223
EVERTEC, Inc.	30	841
EVO Payments, Inc. - Class A (a) (b)	21	484
ExlService Holdings Inc. (a)	17	1,053
Extreme Networks, Inc. (a)	57	249
F5 Networks, Inc. (a)	31	4,352
Fabrinet (a)	18	1,102
Fair Isaac Corporation (a)	15	6,161
FARO Technologies Inc. (a)	8	441
Fastly, Inc. - Class A (a) (b)	41	3,470
Fidelity National Information Services, Inc.	304	40,700
FireEye, Inc. (a)	110	1,339
First Solar, Inc. (a)	38	1,884
Fiserv, Inc. (a)	285	27,835
Fitbit, Inc. - Class A (a)	136	875
Five9 Inc. (a)	32	3,565
FleetCor Technologies Inc. (a)	41	10,425
Flex Ltd. (a)	265	2,717
FLIR Systems Inc.	70	2,857
FormFactor Inc. (a)	36	1,049
Fortinet, Inc. (a)	71	9,775
Gartner Inc. (a)	45	5,511
Global Payments Inc.	149	25,280
GoDaddy Inc. - Class A (a)	83	6,116
GTT Communications Inc. (a) (b)	16	130
Guidewire Software, Inc. (a)	40	4,402
Hackett Group Inc.	12	157
Harmonic, Inc. (a) (b)	41	196
Hewlett Packard Enterprise Company	637	6,196
HP Inc.	696	12,139
HubSpot Inc. (a)	20	4,375
Ichor Holdings, Ltd. (a)	9	238
II-VI Incorporated (a) (b)	43	2,034
Impinj, Inc. (a) (b)	6	166
Infinera Corporation (a)	74	438
INPHI Corporation (a)	22	2,588
Inseego Corp. (a) (b)	18	211
Insight Enterprises, Inc. (a)	17	845
Intel Corporation	2,113	126,432
InterDigital Communications, Inc. (b)	18	1,017
International Business Machines Corporation	437	52,778
International Money Express Inc. (a) (b)	8	104
Intuit Inc.	128	38,023
IPG Photonics Corporation (a)	18	2,924
Itron Inc. (a)	17	1,135
J2 Cloud Services, LLC (a)	25	1,599
Jabil Inc.	73	2,327
Jack Henry & Associates Inc.	38	7,043
Juniper Networks, Inc.	168	3,839
KBR, Inc.	69	1,557
Keysight Technologies, Inc. (a)	93	9,381
Kimball Electronics Group, LLC (a)	11	152
KLA-Tencor Corp.	77	14,964
Knowles Corporation (a)	44	666
Kulicke & Soffa Industries Inc.	33	682
Lam Research Corp.	71	22,989
Lattice Semiconductor Corp. (a)	62	1,773
Leidos Holdings Inc.	67	6,274
Limelight Networks, Inc. (a)	55	402
Littelfuse Inc.	12	2,073
LivePerson, Inc. (a) (b)	35	1,447
Liveramp, Inc. (a)	33	1,394
LogMeIn, Inc.	26	2,183
Lumentum Holdings Inc. (a)	37	3,019
MACOM Technology Solutions Holdings, Inc. (a)	22	758
MagnaChip Semiconductor, Ltd. (a) (b)	9	94
Manhattan Associates Inc. (a)	32	3,001
Mantech International Corp. - Class A	13	876

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

225

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Marvell Technology Group Ltd	338	11,836
MasterCard Incorporated - Class A	442	130,726
Maxim Integrated Products, Inc.	133	8,063
MAXIMUS Inc.	31	2,192
MaxLinear, Inc. - Class A (a)	32	677
Medallia, Inc. (a) (b)	47	1,194
Methode Electronics Inc.	18	560
Microchip Technology Incorporated (b)	118	12,460
Micron Technology, Inc. (a)	548	28,247
Microsoft Corporation	3,565	725,455
MicroStrategy Inc. - Class A (a)	5	540
Mimecast Uk Limited (a) (b)	27	1,122
Mitek Systems, Inc. (a)	16	152
MKS Instruments, Inc.	27	3,005
Mobileiron, Inc. (a)	24	119
Model N, Inc. (a)	11	377
MongoDB, Inc. - Class A (a) (b)	22	4,990
Monolithic Power Systems Inc.	20	4,808
Motorola Solutions Inc.	84	11,703
MTS Systems Corp.	9	152
NAPCO Security Technologies Inc. (a)	4	103
National Instruments Corp.	61	2,356
NCR Corporation (a)	71	1,227
NeoPhotonics Corporation (a)	13	119
NetApp, Inc.	110	4,881
NETGEAR, Inc. (a)	15	399
NetScout Systems, Inc. (a)	39	997
New Relic, Inc. (a)	27	1,857
NIC Inc.	32	740
Nlight, Inc. (a)	20	454
NortonLifelock Inc.	278	5,505
Novantas Inc. (a)	17	1,795
Nuance Communications, Inc. (a)	139	3,515
Nutanix, Inc. - Class A (a)	85	2,023
NVE Corp.	2	145
NVIDIA Corporation	302	114,912
NXP Semiconductors N.V.	138	15,702
Okta, Inc. - Class A (a)	57	11,347
On Semiconductor Corporation (a)	199	3,951
Onespan, Inc. (a)	15	410
Onto Innovation Inc. (a)	22	765
Oracle Corporation	1,104	61,038
OSI Systems Inc. (a) (b)	8	621
Pagerduty, Inc. (a) (b)	9	257
Palo Alto Networks, Inc. (a)	50	11,531
Paychex Inc.	157	11,878
Paycom Software, Inc. (a)	25	7,663
Paylocity Holding Corporation (a)	17	2,423
Paypal Holdings, Inc. (a)	551	96,002
Paysign, Inc. (a) (b)	10	101
PC Connection, Inc.	6	270
PDF Solutions Inc. (a) (b)	9	177
Pegasystems Inc. (b)	19	1,927
Perficient, Inc. (a)	17	603
Perspecta Inc.	72	1,678
Photronics Inc. (a)	34	378
Ping Identity Holding Corp. (a) (b)	7	224
Plantronics Inc. (b)	16	240
Plexus Corp. (a)	17	1,176
Pluralsight, Inc. - Class A (a) (b)	39	710
Power Integrations Inc.	14	1,682
Progress Software Corp.	21	823
Proofpoint, Inc. (a)	27	3,002
PROS Holdings, Inc. (a)	17	764
PTC Inc. (a)	55	4,283
Pure Storage, Inc. - Class A (a)	109	1,894
Q2 Holdings, Inc. (a)	20	1,755
QAD Inc. - Class A	6	244
Qorvo, Inc. (a)	56	6,155
Qualcomm Incorporated	563	51,309
Qualys, Inc. (a) (b)	16	1,670
Rambus Inc. (a) (b)	52	790
Rapid7, Inc. (a)	22	1,113
RealPage, Inc. (a)	40	2,622
Repay Holdings Corporation - Class A (b)	22	542
	Shares/Par[1]	Value ($)
Ribbon Communications Inc. (a)	25	99
RingCentral, Inc. - Class A (a)	35	10,005
Rogers Corp. (a)	9	1,109
Rosetta Stone Inc. (a)	11	177
Sabre Corporation	133	1,075
SailPoint Technologies Holdings, Inc. (a)	41	1,085
Salesforce.Com, Inc. (a)	417	78,094
Sanmina Corp. (a)	33	824
ScanSource Inc. (a)	12	299
Science Applications International Corp.	25	1,965
Seagate Technology Public Limited Company	117	5,645
Secureworks Corp. - Class A (a)	3	34
Semtech Corp. (a)	32	1,675
ServiceNow, Inc. (a)	94	38,156
ShotSpotter, Inc. (a) (b)	3	83
Silicon Laboratories Inc. (a)	21	2,105
Skyworks Solutions, Inc.	85	10,807
Slack Technologies, Inc. - Class A (a) (b)	154	4,793
SMART Global Holdings, Inc. (a) (b)	10	279
Smartsheet Inc. - Class A (a)	49	2,506
SolarEdge Technologies Ltd. (a) (b)	23	3,140
SolarWinds Corporation (a)	43	760
Splunk Inc. (a)	78	15,540
Sprout Social, Inc. - Class A (a) (b)	4	95
SPS Commerce, Inc. (a)	17	1,271
Square, Inc. - Class A (a)	178	18,626
SS&C Technologies Holdings, Inc.	110	6,220
Super Micro Computer, Inc. (a)	31	870
SVMK Inc. (a)	60	1,405
Switch Inc - Class A	37	654
Sykes Enterprises Inc. (a)	20	545
Synaptics Incorporated (a) (b)	17	1,030
SYNNEX Corporation	21	2,521
Synopsys Inc. (a)	74	14,487
TE Connectivity Ltd.	162	13,227
Tenable Holdings, Inc. (a)	21	611
Teradata Corporation (a)	58	1,200
Teradyne Inc.	80	6,776
Texas Instruments Incorporated	459	58,323
The Trade Desk, Inc. - Class A (a) (b)	21	8,451
Trimble Inc. (a)	125	5,397
TTEC Holdings, Inc.	8	353
TTM Technologies, Inc. (a) (b)	45	536
Tucows Inc. (a) (b)	4	250
Twilio Inc. - Class A (a)	59	12,852
Tyler Technologies Inc. (a)	19	6,729
Ultra Clean Holdings, Inc. (a)	19	427
Unisys Corp. (a)	25	270
Universal Display Corporation	21	3,072
Upland Software, Inc. (a)	11	384
Upstate Property Rentals, LLC (a) (b)	17	709
Varonis Systems, Inc. (a)	14	1,252
Veeco Instruments Inc. (a)	24	319
Verint Systems Inc. (a)	36	1,631
Verra Mobility Corporation - Class A (a)	57	582
ViaSat, Inc. (a)	21	813
Viavi Solutions Inc. (a)	110	1,399
VirnetX Holding Corporation (b)	19	121
Virtusa Corporation (a)	14	444
Vishay Intertechnology Inc.	64	977
Vishay Precision Group, Inc. (a)	4	106
VMware, Inc. - Class A (a) (b)	41	6,362
Western Digital Corporation	147	6,478
Wex, Inc. (a)	21	3,445
Workday, Inc. - Class A (a)	81	15,212
Workiva Inc. - Class A (a)	16	844
Xerox Holdings Corporation	95	1,454
Xilinx, Inc.	122	12,039
Xperi Holding Corporation	51	754
Yext, Inc. (a)	35	583
Zebra Technologies Corp. - Class A (a)	27	6,824
Zendesk, Inc. (a)	54	4,783
Zoom Video Communications, Inc. - Class A (a) (b)	54	13,595
Zscaler, Inc. (a) (b)	33	3,564

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

226

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Zuora, Inc. - Class A (a)	36	465
		3,858,406
Financials 4.1%
Visa Inc. - Class A	843	162,762
Western Union Co.	200	4,317
		167,079
Communication Services 0.3%
VeriSign, Inc. (a)	52	10,668
Energy 0.0%
SunPower Corporation (a) (b)	41	312
Total Common Stocks (cost $2,171,907)		4,036,465
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	23,758	23,758
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	13,233	13,233
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	1,999	1,997
Total Short Term Investments (cost $38,988)		38,988
Total Investments 100.3% (cost $2,210,895)		4,075,453
Other Derivative Instruments 0.0%		410
Other Assets and Liabilities, Net (0.3)%		(14,120)
Total Net Assets 100.0%		4,061,743

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon International Index Fund
COMMON STOCKS 98.6%
Japan 25.2%
ABC-Mart Inc.	4	221
Acom Co. Ltd.	44	170
Advantest Corporation	22	1,286
AEON Co. Ltd. (a)	75	1,741
AEON Mall Co. Ltd.	11	141
Air Water Inc.	18	251
Aisin Seiki Co. Ltd.	18	541
Ajinomoto Co. Inc.	51	842
Alfresa Holdings Corp.	21	441
All Nippon Airways Co. Ltd. (a) (b)	13	295
Amada Co. Ltd.	37	307
Aozora Bank, Ltd. (a)	13	226
Asahi Breweries Ltd. (a)	44	1,534
Asahi Glass Co. Ltd. (a)	21	607
Asahi Intecc Co., Ltd.	22	632
Asahi Kasei Corp.	146	1,196
Astellas Pharma Inc.	211	3,523
Bandai Namco Holdings Inc.	23	1,214
Bank of Kyoto Ltd.	6	202
Benesse Holdings Inc.	7	198
Bridgestone Corp. (a)	61	1,974
Brother Industries Ltd.	24	437
Calbee,Inc.	9	238
Canon Inc. (a)	113	2,247
Casio Computer Co. Ltd.	22	386
Central Japan Railway Co.	16	2,552
China Bank Ltd.	63	297
Chubu Electric Power Co. Inc.	75	936
Chugai Pharmaceutical Co. Ltd. (a)	76	4,084
Chugoku Electric Power Co. Inc. (a)	34	450
Coca-Cola Bottlers Japan Holdings Inc.	14	247
Concordia Financial Group, Ltd.	118	378
COSMOS Pharmaceutical Corporation	2	307
CyberAgent Inc.	11	554
	Shares/Par[1]	Value ($)
Dai Nippon Printing Co. Ltd.	28	639
Daicel Corp.	27	209
Daifuke Co. Ltd.	12	1,015
Dai-ichi Life Holdings, Inc.	124	1,480
Daiichi Sankyo Company, Ltd	64	5,251
Daikin Industries Ltd.	28	4,556
Dainippon Sumitomo Pharma Co. Ltd.	20	276
Daito Trust Construction Co. Ltd.	7	679
Daiwa House Industry Co. Ltd.	65	1,539
Daiwa House REIT Investment Corporation	—	532
Daiwa Securities Group Inc. (a)	166	692
Denso Corp.	49	1,911
Dentsu Inc. (a)	25	583
Disco Corp.	3	751
East Japan Railway Co.	35	2,396
Eisai Co. Ltd.	29	2,291
Electric Power Development Co., Ltd.	16	300
Familymart Co., Ltd.	30	517
Fanuc Ltd.	22	3,963
Fast Retailing Co. Ltd.	7	3,781
Fuji Electric Holdings Co. Ltd.	14	380
FUJIFILM Holdings Corp.	41	1,758
Fujitsu Ltd.	22	2,636
Fukuoka Financial Group, Inc.	19	308
GLP J-REIT	—	557
GMO Payment Gateway, Inc.	5	479
Hakuhodo DY Holdings Incorporated	26	306
Hamamatsu Photonics KK	16	711
Hankyu Hanshin Holdings Inc.	26	885
Hikari Tsushin Inc.	2	524
Hino Motors Ltd.	33	225
Hirose Electric Co. Ltd. (a)	4	415
Hisamitsu Pharmaceutical Co. Inc. (a)	6	302
Hitachi Construction Machinery Co. Ltd.	13	368
Hitachi Ltd.	110	3,485
Hitachi Metals Ltd.	25	304
Honda Motor Co. Ltd.	185	4,726
Hoshizaki Corporation	6	497
Hoya Corp.	43	4,087
Hulic Co. Ltd. (a)	36	338
Idemitsu Kosan Co., Ltd.	23	497
Iida Group Holdings Co., Ltd.	18	271
Inpex Corporation	115	718
Isetan Mitsukoshi Holdings Ltd. (a)	41	236
Isuzu Motors Ltd.	62	562
ITO EN, LTD.	5	299
ITOCHU Corp.	153	3,288
ITOCHU Techno-Solutions Corporation	11	403
Japan Airlines Co., Ltd	14	250
Japan Airport Terminal Co. Ltd. (a)	6	235
Japan Exchange Group Inc.	58	1,333
Japan Post Bank Co., Ltd. (a)	49	363
Japan Post Holdings Co., Ltd.	178	1,268
Japan Post Insurance Co., Ltd.	26	343
Japan Prime Realty Investment Corp. (a)	—	261
Japan Real Estate Investment Corp.	—	787
Japan Retail Fund Investment Corp.	—	389
Japan Tobacco Inc. (a)	137	2,547
JFE Holdings Inc.	56	402
JGC Holding Corporation	26	276
JS Group Corp.	30	416
JSR Corp.	23	450
JTEKT Corp.	21	162
JXTG Holdings, Inc.	347	1,235
Kajima Corp.	50	595
Kakaku.com Inc.	16	410
Kamigumi Co. Ltd.	12	245
Kansai Electric Power Co. Inc. (a)	82	784
Kansai Paint Co. Ltd.	21	441
Kao Corp.	55	4,333
Kawasaki Heavy Industries Ltd.	17	251
KDDI Corp.	187	5,609
Keihan Holdings Co. Ltd. (a)	11	503
Keikyu Corp. (a)	25	377
Keio Corp. (a)	12	674

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

227

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Keisei Electric Railway Co. Ltd. (a)	14	452
Keyence Corp.	21	8,675
Kikkoman Corp.	17	807
Kintetsu Corp. (a)	19	866
Kirin Holdings Co. Ltd. (a)	93	1,963
Kobayashi Pharmaceutical Co. Ltd. (a)	6	484
Kobe Bussan Co., Ltd.	6	345
Koito Manufacturing Co. Ltd.	12	467
Komatsu Ltd.	100	2,057
Konami Corp.	11	366
Kose Corp.	4	458
Kubota Corp. (a)	117	1,753
Kuraray Co. Ltd. (a)	37	391
Kurita Water Industries Ltd.	12	328
Kyocera Corp.	36	1,976
Kyowa Kirin Co., Ltd. (a)	30	796
Kyushu Electric Power Co. Inc.	46	383
Kyushu Railway Company	18	464
Lasertec Corporation	8	772
Lawson Inc.	6	306
Line Corporation (b)	7	327
Lion Corp. (a)	25	602
M3, Inc.	50	2,122
Makita Corp.	26	941
Marubeni Corp.	179	810
Marui Group Co. Ltd.	22	396
Maruichi Steel Tube Ltd.	7	162
Mazda Motor Corp.	63	381
McDonald's Holdings Co. Japan Ltd. (a)	8	432
Mebuki Financial Group, Inc.	112	259
Medipal Holdings Corp.	21	406
Meiji Holdings Co., Ltd.	13	1,059
Mercari, Inc. (b)	8	251
Minebea Mitsumi Inc.	42	760
MISUMI Group Inc.	33	817
Mitsubishi Chemical Holdings Corporation	147	853
Mitsubishi Corp.	155	3,252
Mitsubishi Electric Corp.	207	2,688
Mitsubishi Estate Co. Ltd.	134	1,988
Mitsubishi Gas Chemical Co. Inc.	20	297
Mitsubishi Heavy Industries Ltd.	37	882
Mitsubishi Materials Corp.	14	290
Mitsubishi Motors Corp.	81	199
Mitsubishi UFJ Financial Group Inc.	1,387	5,439
Mitsubishi UFJ Lease & Finance Co. Ltd.	46	218
Mitsui & Co. Ltd.	189	2,800
Mitsui Chemicals Inc.	22	461
Mitsui Fudosan Co. Ltd.	105	1,854
Miura Co.,Ltd.	9	374
Mizuho Financial Group Inc.	2,760	3,382
MonotaRO Co., Ltd.	14	557
MS&AD Insurance Group Holdings, Inc.	51	1,399
Murata Manufacturing Co. Ltd.	65	3,817
Nabtesco Corp. (a)	12	383
Nagoya Railroad Co. Ltd.	22	623
NEC Corp.	28	1,342
NEC Electronics Corp. (b)	91	467
NEXON Co.,Ltd.	55	1,253
NGK Insulators Ltd.	31	425
NGK Spark Plug Co. Ltd.	19	278
Nidec Corp.	51	3,423
Nihon M & A Center Inc.	16	730
Nikon Corp.	35	295
Nintendo Co. Ltd.	13	5,696
Nippon Building Fund Inc. (a)	—	834
Nippon Express Co. Ltd.	8	435
Nippon Meat Packers Inc.	9	375
Nippon Paint Co. Ltd. (a)	17	1,228
Nippon Shinyaku Co., Ltd.	5	433
Nippon Steel Corporation	93	876
Nippon Telegraph & Telephone Corp.	147	3,433
Nippon Yusen KK	16	228
Nissan Chemical Industries Ltd. (a)	14	729
Nissan Motor Co., Ltd.	268	991
Nisshin Seifun Group Inc.	22	324
	Shares/Par[1]	Value ($)
Nissin Foods Holdings Co. Ltd.	7	655
Nitori Co. Ltd.	9	1,783
Nitto Denko Corp.	18	1,040
Nomura Holdings Inc.	361	1,614
Nomura Real Estate Holdings, Inc.	13	239
Nomura Real Estate Master Fund. Inc.	—	578
Nomura Research Institute Ltd.	37	1,002
NSK Ltd.	44	326
NTT Data Corp.	74	821
NTT DoCoMo Inc.	132	3,523
Obayashi Corp.	75	698
Obic Co. Ltd.	8	1,365
Odakyu Electric Railway Co. Ltd.	34	831
OJI Holdings Corp.	98	449
Olympus Corp.	133	2,574
Omron Corp.	21	1,402
Ono Pharmaceutical Co. Ltd.	43	1,241
Oracle Corp. Japan	5	534
Oriental Land Co. Ltd.	23	3,021
ORIX Corp.	152	1,868
Orix J-REIT Inc.	—	397
Osaka Gas Co. Ltd.	42	835
Otsuka Corp.	12	629
Otsuka Holdings Co., Ltd.	44	1,937
Pan Pacific International Holdings Corporation	47	1,040
Panasonic Corp.	250	2,182
Park24 Co. Ltd.	13	214
PeptiDream Inc. (b)	11	513
Persol Holdings Co., Ltd.	22	298
Pigeon Corp. (a)	13	499
Pola Orbis Holdings Inc. (a)	12	200
Prologis	—	708
Rakuten Inc.	99	877
Recruit Holdings Co., Ltd.	144	4,974
Resona Holdings Inc. (a)	236	807
Ricoh Co. Ltd.	77	552
Rinnai Corp.	4	334
Rohm Co. Ltd.	10	677
Ryohin Keikaku Co. Ltd.	26	368
Santen Pharmaceutical Co. Ltd.	42	769
SBI Holdings Inc.	26	558
SCSK Corporation	5	243
Secom Co. Ltd.	24	2,098
Sega Sammy Holdings Inc.	21	255
Seibu Holdings Inc.	22	239
Seiko Epson Corp.	31	356
Sekisui Chemical Co. Ltd.	43	618
Sekisui House Ltd.	72	1,370
Seven & I Holdings Co., Ltd.	86	2,816
Seven Bank, Ltd.	68	185
SG Holdings Co., Ltd.	16	535
Sharp Corp. (a)	26	281
Shimadzu Corp.	25	677
Shimamura Co. Ltd.	3	176
Shimano Inc. (a)	8	1,615
Shimizu Corp.	62	511
Shin-Etsu Chemical Co. Ltd.	40	4,704
Shinsei Bank Ltd.	18	216
Shionogi & Co. Ltd.	30	1,907
Shiseido Co. Ltd. (a)	46	2,910
Shizuoka Bank Ltd.	49	314
Showa Denko KK (a)	16	360
SMC Corp.	7	3,330
Softbank Corp.	215	2,746
SoftBank Group Corp.	178	9,000
Sohgo Security Services Co. Ltd.	8	372
Sompo Holdings, Inc.	38	1,304
Sony Corp.	145	9,943
Sony Financial Holdings Inc.	17	399
Square Enix Holdings Co. Ltd.	11	534
Stanley Electric Co. Ltd.	14	337
Subaru Corp. NPV	70	1,454
SUMCO Corporation	30	459
Sumitomo Chemical Co. Ltd.	170	512
Sumitomo Corp.	137	1,568

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

228

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Sumitomo Electric Industries Ltd.	85	980
Sumitomo Heavy Industries Ltd.	13	293
Sumitomo Metal Mining Co. Ltd.	27	757
Sumitomo Mitsui Financial Group Inc.	148	4,162
Sumitomo Mitsui Trust Holdings Inc.	37	1,027
Sumitomo Realty & Development Co. Ltd.	35	976
Sumitomo Rubber Industries Inc.	20	196
Sundrug Co. Ltd.	8	262
Suntory Beverage & Food Limited (a)	16	622
Suzuken Co. Ltd.	8	300
Suzuki Motor Corp.	42	1,419
Sysmex Corp.	19	1,446
T&D Holdings Inc.	63	542
Taiheiyo Cement Corp.	13	308
Taisei Corp.	22	796
Taisho Pharmaceutical Holdings Company Ltd.	4	227
Taiyo Nippon Sanso Corp.	16	261
Takeda Pharmaceutical Co. Ltd. (a)	179	6,425
TDK Corp.	15	1,460
Teijin Ltd.	19	310
Terumo Corp.	73	2,778
THK Co. Ltd.	13	329
TIS Inc.	23	498
Tobu Railway Co. Ltd.	22	714
Toho Co. Ltd.	13	451
Toho Gas Co. Ltd.	9	446
Tohoku Electric Power Co. Inc.	48	456
Tokio Marine Holdings Inc.	73	3,182
Tokyo Century Corp. (a)	5	242
Tokyo Electric Power Co. Holdings Inc. (b)	162	498
Tokyo Electron Ltd.	17	4,176
Tokyo Gas Co. Ltd.	42	1,014
Tokyu Corp. (a)	56	792
Tokyu Fudosan Holdings Corporation	74	346
Toppan Printing Co. Ltd.	30	503
Toray Industries Inc.	156	734
Toshiba Corp.	44	1,402
Tosoh Corp.	31	423
TOTO Ltd.	16	613
Toyo Suisan Kaisha Ltd.	10	559
Toyoda Gosei Co. Ltd.	7	138
Toyota Industries Corp.	17	873
Toyota Motor Corp.	241	15,099
Toyota Tsusho Corp.	24	622
Trend Micro Inc.	15	838
TSURUHA Holdings ,Inc.	4	592
Unicharm Corp.	46	1,896
United Urban Investment Corp.	—	382
USS Co. Ltd.	26	411
Welcia Holdings Co.,Ltd.	5	419
West Japan Railway Co.	18	1,030
Yahoo! Japan Corp.	304	1,483
Yakult Honsha Co. Ltd. (a)	14	810
Yamada Denki Co. Ltd.	80	396
Yamaha Corp.	15	723
Yamaha Motor Co. Ltd.	33	519
Yamato Holdings Co. Ltd. (a)	35	760
Yamazaki Baking Co. Ltd.	13	224
Yaskawa Electric Corp.	27	944
Yokogawa Electric Corp.	25	389
Yokohama Rubber Co. Ltd. (a)	15	212
ZOZO, Inc.	9	202
		379,068
United Kingdom 13.3%
3i Group plc	112	1,156
Admiral Group PLC	22	617
Anglo American PLC	138	3,239
Antofagasta PLC	44	515
Ashtead Group Public Limited Company	52	1,753
Associated British Foods PLC	41	969
AstraZeneca PLC	149	15,638
Auto Trader Group PLC	109	715
AVEVA Group plc	7	379
Aviva PLC	446	1,524
	Shares/Par[1]	Value ($)
BAE Systems PLC	368	2,211
Barclays PLC	1,980	2,815
Barratt Developments P L C	119	736
BP P.L.C.	2,299	8,822
British American Tobacco P.L.C.	260	10,051
BT Group Plc	1,008	1,435
Bunzl Public Limited Company	39	1,064
Burberry Group PLC	46	917
Coca-Cola European Partners PLC	24	891
Coca-Cola HBC AG	22	562
Compass Group PLC	201	2,786
Croda International Public Limited Company	15	979
DCC Public Limited Company	11	951
Diageo PLC	265	8,827
Direct Line Insurance Limited	154	519
Evraz PLC	52	189
Experian PLC	104	3,661
Ferguson PLC	26	2,113
Fiat Chrysler Automobiles N.V. (b)	124	1,268
GlaxoSmithKline PLC	570	11,591
GVC Holdings PLC	68	625
Halma Public Limited Company	43	1,243
Hargreaves Lansdown PLC	37	757
Hikma Pharmaceuticals Public Limited Company	15	419
HSBC Holdings PLC	2,306	10,815
Imperial Brands PLC	108	2,072
Informa Switzerland Limited	167	979
InterContinental Hotels Group PLC	20	879
Intertek Group Plc	19	1,254
ITV Plc	415	386
J Sainsbury PLC	200	517
JD Sports Fashion Plc	51	391
Johnson Matthey PLC	22	588
Kingfisher Plc	244	668
Land Securities Group PLC	82	562
Legal & General Group PLC	687	1,879
Lloyds Banking Group PLC	7,967	3,086
London Stock Exchange Group PLC	36	3,707
M&G PLC	291	607
Melrose Holdings Limited	545	777
Mondi plc	55	1,032
National Grid PLC	398	4,892
Next PLC	16	943
Ocado Group PLC (b)	52	1,311
Pearson PLC	89	639
Persimmon Public Limited Company	36	1,025
Prudential Public Limited Company (c)	295	4,476
Reckitt Benckiser Group PLC	81	7,415
Relx PLC	219	5,109
Rentokil Initial PLC	210	1,329
Rio Tinto PLC	127	7,226
Rolls-Royce Holdings plc (b)	216	763
RSA Insurance Group PLC	116	594
Schroders PLC	14	523
SEGRO Public Limited Company	125	1,386
Severn Trent PLC	27	846
Smith & Nephew PLC	100	1,878
Smiths Group PLC	46	813
Spirax-Sarco Engineering PLC	9	1,067
SSE PLC	118	1,992
St. James's Place PLC	61	728
Standard Chartered PLC	307	1,693
Standard Life Aberdeen PLC	271	904
Taylor Wimpey PLC	382	679
Tesco PLC	1,110	3,142
The Berkeley Group Holdings PLC	13	695
The British Land Company Public Limited Company	99	474
The Royal Bank of Scotland Group Public Limited Company	544	826
The Sage Group PLC.	123	1,027
Unilever N.V.	166	8,849
Unilever PLC	133	7,165
United Utilities Group PLC	77	871
Vodafone Group Public Limited Company	3,037	4,846
Whitbread PLC	22	619

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

229

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
WM Morrison Supermarkets P L C	281	666
WPP 2012 Limited	143	1,121
		200,668
Switzerland 10.4%
ABB Ltd.	209	4,741
Adecco Group AG	18	847
Alcon AG (b)	56	3,214
Baloise Holding AG	5	801
Banque Cantonale Vaudoise	3	290
Barry Callebaut AG	—	662
Clariant AG (a)	24	464
Compagnie Financiere Richemont SA	60	3,846
Credit Suisse Group AG	279	2,916
EMS-Chemie Holding AG (a)	1	742
Geberit AG	4	2,108
Givaudan SA	1	3,918
Glencore PLC	1,147	2,456
Julius Bar Gruppe AG	26	1,084
Kühne + Nagel International AG (b)	6	1,017
LafargeHolcim Ltd.	59	2,627
Lindt & Spruengli AG	—	1,032
Logitech International S.A.	18	1,178
Lonza Group AG	8	4,476
Nestle SA	338	37,491
Novartis AG	244	21,359
Pargesa Holding SA	4	328
Partners Group Holding AG	2	1,964
Roche Holding AG	80	27,656
Schindler Holding AG	2	548
SGS SA	1	1,684
Sika AG	16	3,090
Sonova Holding AG	6	1,253
STMicroelectronics NV	73	2,004
Straumann Holding AG	1	1,009
Swatch Group AG	6	228
Swatch Group AG	3	680
Swiss Life Holding AG	4	1,363
Swiss Prime Site AG	9	826
Swiss Re AG	34	2,629
Swisscom AG	3	1,539
Temenos Group AG (a)	7	1,160
UBS Group AG	416	4,843
Vifor Pharma Management AG (a)	5	804
Zurich Insurance Group AG	17	6,013
		156,890
France 10.3%
Accor SA (b)	20	556
Aeroports de Paris (a)	4	372
Alstom	22	1,007
Amundi (b)	7	535
Arkema	8	760
AtoS SE (b)	11	979
AXA SA (a)	219	4,628
Biomerieux SA	5	641
BNP Paribas SA	128	5,102
Bollore SA	105	330
Bouygues SA (b)	25	868
Bureau Veritas (b)	34	718
Capgemini SA	18	2,088
Carrefour SA (a)	72	1,110
Casino Guichard Perrachon SA (b)	5	186
Cie de Saint-Gobain (b)	59	2,123
Cie Generale d'Optique Essilor International SA	32	4,156
CNP Assurances SA (b)	21	250
Compagnie Generale des Etablissements Michelin (a)	19	2,010
Covivio	6	426
Credit Agricole SA	131	1,253
Danone (b)	70	4,860
Dassault Aviation SA (b)	—	264
Dassault Systemes SA	15	2,611
EDENRED	28	1,228
Eiffage (b)	9	842
Electricite de France	71	656
	Shares/Par[1]	Value ($)
Engie (b)	207	2,568
Eurazeo SA (b)	4	206
Eurofins Scientific SE (a)	1	933
Faurecia (b)	8	319
Gecina SA	5	656
Getlink S.E. (b)	51	735
Hermes International SCA	4	3,016
Icade SA	4	260
Iliad SA	2	347
Ingenico Group	7	1,121
IPSEN	4	361
JC Decaux SA (b)	9	165
Kering SA	9	4,697
Klepierre (a)	22	443
La Francaise Des Jeux	9	264
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	54	7,784
Legrand SA	31	2,336
L'Oreal SA	29	9,169
LVMH Moet Hennessy Louis Vuitton SE	32	14,026
Natixis (b)	117	309
Orange SA	228	2,735
Orpea	6	642
Pernod-Ricard SA	24	3,800
Peugeot SA (b)	68	1,109
Publicis Groupe SA	25	803
Remy Cointreau SA (a)	3	380
Renault SA (b)	22	553
Safran (b)	36	3,661
Sanofi SA	128	13,135
Sartorius Stedim Biotech	3	800
Schneider Electric SE (b)	63	7,022
SCOR (b)	19	515
SEB SA	3	420
Societe Generale SA	93	1,572
Sodexo SA (a)	10	679
SUEZ	39	460
Teleperformance	7	1,707
Thales SA	12	974
Total SA (a)	281	10,845
Ubisoft Entertainment (b)	10	846
Valeo	26	696
Veolia Environnement	61	1,379
VINCI	58	5,399
Vivendi SA	94	2,433
Wendel SA	3	298
Worldline (b)	15	1,353
		154,490
Germany 8.6%
Adidas AG (b)	22	5,708
Allianz SE	47	9,729
Aroundtown SA	130	747
BASF SE	104	5,868
Bayer AG	112	8,306
Bayerische Motoren Werke AG	38	2,413
Beiersdorf AG	11	1,296
Brenntag AG	18	940
Carl Zeiss Meditec AG (b)	5	476
Ceconomy AG	22	209
Continental AG (b)	12	1,224
Covestro AG (b)	20	766
Daimler AG (b)	97	3,965
Delivery Hero SE (b)	14	1,484
Deutsche Bank Aktiengesellschaft (b)	222	2,136
Deutsche Boerse AG	22	3,950
Deutsche Lufthansa AG (b)	29	295
Deutsche Post AG (b)	112	4,135
Deutsche Telekom AG	378	6,399
Dresdner Bank AG (b)	118	532
DW Property Invest GmbH	39	1,767
E.ON SE	257	2,905
Evonik Industries AG	23	576
Fraport AG Frankfurt Airport Services Worldwide (b)	5	201
Fresenius Medical Care AG & Co. KGaA (b)	24	2,082
Fresenius SE & Co. KGaA (b)	48	2,390

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

230

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
GEA Group AG	17	550
Hannover Rueck SE	7	1,198
HeidelbergCement AG	17	902
Henkel AG & Co. KGaA	12	1,003
Hochtief AG	3	264
Infineon Technologies AG	143	3,392
Kion Group AG (b)	7	441
Knorr - Bremse Aktiengesellschaft	6	579
LANXESS Aktiengesellschaft (b)	10	509
LEG Immobilien AG (b)	8	959
Merck KGaA	15	1,724
MTU Aero Engines AG (b)	6	1,023
Muenchener Rueckversicherungs AG	16	4,268
Nemetschek SE	6	416
Puma SE (b)	9	721
RWE AG	67	2,350
SAP SE	119	16,666
Scout24 Holding GmbH	12	913
Siemens AG	87	10,305
Siemens Healthineers AG	17	811
Symrise AG	15	1,716
TeamViewer AG (b)	14	767
Telefonica Deutschland Holding AG	108	321
ThyssenKrupp AG (b)	43	307
Uniper SE	23	758
United Internet AG	11	490
Volkswagen AG (b)	4	586
Vonovia SE	59	3,628
Zalando SE (b)	17	1,201
		129,267
Australia 7.0%
Afterpay Limited (a) (b)	23	981
AGL Energy Limited	73	861
AMP Ltd. (b)	361	467
Ampol Limited	29	598
APA Group	133	1,035
Aristocrat Leisure Ltd.	66	1,173
ASX Ltd.	22	1,298
Aurizon Holdings Limited	226	770
AusNet Services Holdings Pty Ltd	213	247
Australia & New Zealand Banking Group Ltd.	324	4,213
BHP Group PLC	240	4,949
BHP Group PLC (a)	334	8,333
BlueScope Steel Ltd.	57	462
Brambles Limited	177	1,339
CIMIC Group Limited (a)	12	201
Coca-Cola Amatil Ltd.	60	364
Cochlear Ltd.	7	950
Coles Group Limited	149	1,785
Commonwealth Bank of Australia	201	9,701
Computershare Ltd.	54	495
Crown Resorts Limited	46	311
CSL Ltd.	52	10,295
DEXUS Funds Management Limited (a)	127	812
Evolution Mining Limited	173	687
Fortescue Metals Group Ltd.	189	1,821
Goodman Funding Pty Ltd	186	1,925
GPT Group	227	657
Insurance Australia Group Ltd.	265	1,061
LendLease Corp. Ltd.	73	635
Macquarie Group Limited	38	3,166
Magellan Financial Group Ltd	14	554
Medibank Private Limited	314	650
Mirvac Group	455	683
National Australia Bank Ltd.	360	4,576
Newcrest Mining Ltd.	91	2,020
Northern Star Resources Ltd.	80	750
Oil Search Ltd.	212	471
Orica Ltd.	46	536
Origin Energy Ltd.	197	805
Qantas Airways Ltd.	84	223
QBE Insurance Group Ltd.	155	956
Ramsay Health Care Ltd.	20	925
REA Group Ltd. (a)	6	453
	Shares/Par[1]	Value ($)
Rio Tinto Ltd.	42	2,878
Santos Ltd.	200	739
Scentre Group Limited	592	893
SEEK Limited (a)	39	598
Sonic Health Care Ltd.	52	1,103
South32 Limited	568	805
Stockland	269	623
Suncorp Group Ltd.	144	918
Sydney Airport Corporation Limited	125	493
Tabcorp Holdings Ltd. (a)	224	526
Telstra Corp. Ltd.	470	1,020
TPG Telecom Ltd (b)	45	276
Transurban Group	312	3,076
Treasury Wine Estates Limited	84	611
Tuas Ltd (b)	22	10
Vicinity Centres RE Ltd	371	368
Washington H Soul Pattinson & Co. Ltd. (a)	12	159
Wesfarmers Ltd.	130	4,044
Westpac Banking Corporation	409	5,076
Wisetech Global Limited	17	224
Woodside Petroleum Ltd.	108	1,631
Woolworths Group Ltd.	143	3,691
		104,956
Netherlands 5.0%
ABN AMRO Bank N.V. - CVA	49	429
Adyen B.V. (b)	2	2,965
Aegon NV	205	616
Airbus SE (b)	67	4,787
Akzo Nobel N.V.	23	2,039
Altice N.V. (b)	66	259
ASML Holding	48	17,861
CNH Industrial N.V. (b)	114	802
Heineken Holding N.V.	13	1,090
Heineken NV	30	2,747
ING Groep N.V.	445	3,114
Just Eat Takeaway.Com N.V. (b)	14	1,433
Koninklijke Ahold Delhaize N.V.	125	3,415
Koninklijke DSM N.V.	20	2,759
Koninklijke KPN N.V.	412	1,096
Koninklijke Philips N.V. (b)	102	4,772
Koninklijke Vopak N.V.	8	413
NN Group N.V.	34	1,129
Prosus N.V. (b)	55	5,157
Randstad NV	14	615
Royal Dutch Shell PLC - Class A	467	7,496
Royal Dutch Shell PLC - Class B	423	6,455
Unibail-Rodamco SE (a)	16	892
Wolters Kluwer NV	31	2,445
		74,786
Hong Kong 3.2%
AIA Group Limited	1,373	12,832
ASM Pacific Technology Ltd.	36	381
Bank of East Asia Ltd.	162	371
BOC Hong Kong Holdings Ltd.	418	1,335
Budweiser Brewing Company APAC Limited	189	554
CK Asset Holdings Limited	292	1,745
CK Hutchison Holdings Limited	310	1,991
CK Infrastructure Holdings Limited	80	413
CLP Holdings Ltd.	186	1,820
Dairy Farm International Holdings Ltd.	43	203
Galaxy Entertainment Group Ltd.	248	1,687
Hang Lung Properties Ltd.	226	536
Hang Seng Bank Ltd. (a)	86	1,460
Henderson Land Development Co. Ltd.	167	634
HK Electric Investments Limited	290	301
HKT Trust	431	633
Hong Kong & China Gas Co. Ltd. (a)	1,207	1,866
Hong Kong Exchanges & Clearing Ltd.	136	5,817
Hongkong Land Holdings Ltd.	135	562
Jardine Matheson Holdings Ltd.	25	1,050
Kerry Properties Ltd.	82	214
Link Real Estate Investment Trust	237	1,936
Melco Resorts & Entertainment Ltd. - ADR	26	400
MTR Corp.	173	900

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

231

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
New World Development Company Limited (b)	173	820
NWS Holdings Ltd.	188	163
PCCW Ltd.	504	287
Power Assets Holdings Ltd.	161	876
Sino Land Co.	345	434
SJM Holdings Limited	242	270
Sun Hung Kai Properties Ltd.	148	1,889
Swire Pacific Ltd. - Class A	55	294
Swire Properties Limited	128	326
Techtronic Industries Company Limited	157	1,554
WH Group Limited	1,111	959
Wharf Real Estate Investment Company Limited (a)	173	831
		48,344
Sweden 3.0%
Aktiebolaget Electrolux - Class B	24	406
Aktiebolaget Industrivarden - Class C (b)	18	420
Aktiebolaget SKF - Class B	43	806
Aktiebolaget Volvo - Class B (b)	170	2,680
Alfa Laval AB (b)	36	792
Assa Abloy AB - Class B	115	2,356
Atlas Copco Aktiebolag - Class A	76	3,242
Atlas Copco Aktiebolag - Class B	44	1,632
Boliden AB	31	718
Epiroc Aktiebolag - Class A	77	963
Epiroc Aktiebolag - Class B	44	536
EQT AB (a) (d)	24	440
Essity Aktiebolag (publ) - Class B (b)	69	2,222
Evolution Gaming Group AB (publ)	14	831
Hennes & Mauritz AB - Class B (a)	91	1,327
Hexagon Aktiebolag - Class B (a) (b)	32	1,871
Husqvarna Aktiebolag - Class B (a)	46	381
ICA Gruppen Aktiebolag	11	519
Investmentaktiebolaget Latour	14	264
Investor AB - Class B	52	2,742
Kinnevik Media Holding AB	27	714
L E Lundbergforetagen AB - Series B (a) (b)	9	412
Lundin Petroleum AB	21	527
NIBE Industrier AB (a) (b)	34	746
Nordea Bank ABP	367	2,552
Sandvik AB (b)	129	2,445
Securitas AB - Class B (b)	34	470
Skandinaviska Enskilda Banken AB - Class A (b)	185	1,611
Skanska AB - Class B	38	782
Svenska Cellulosa Aktiebolaget SCA - Class B (b)	66	783
Svenska Handelsbanken AB - Class A (b)	179	1,708
Swedbank AB - Class A (b)	102	1,314
Swedish Match AB	20	1,378
Tele2 AB - Class B	58	769
Telefonaktiebolaget LM Ericsson - Class B	331	3,068
Telia Co. AB	290	1,089
		45,516
Spain 2.4%
ACS, Actividades de Construccion y Servicios, S.A.	29	728
AENA, S.M.E., S.A. (b)	8	1,036
Amadeus IT Group SA	49	2,556
Banco Bilbao Vizcaya Argentaria SA	755	2,612
Banco Santander, S.A.	1,885	4,623
Bankinter SA	75	360
CaixaBank, S.A.	403	866
Cellnex Telecom, S.A.	29	1,754
Enagas SA (a)	28	685
Endesa SA (a)	37	916
Ferrovial, S.A.	56	1,482
Grifols, S.A. - Class A	34	1,030
Iberdrola, Sociedad Anonima	659	7,663
Industria de Diseno Textil, S.A.	125	3,320
MAPFRE, S.A.	134	239
Naturgy Energy Group SA	35	643
Red Electrica Corporacion, S.A. (a)	49	913
Repsol SA (a)	159	1,411
Siemens Gamesa Renewable Energy, S.A. (b)	28	503
Telefonica SA	536	2,567
		35,907
	Shares/Par[1]	Value ($)
Denmark 2.3%
A P Moller - Maersk A/S - Class A	—	405
A P Moller - Maersk A/S - Class B	1	884
Ambu A/S (a)	17	544
Carlsberg A/S - Class B	12	1,626
Chr. Hansen Holding A/S (a)	12	1,236
Coloplast A/S - Class B	14	2,107
Danske Bank A/S (b)	75	1,004
Demant A/S (a) (b)	12	316
DSV Panalpina A/S	24	2,962
Genmab A/S (b)	7	2,492
GN Store Nord A/S	14	739
H Lundbeck A/S	8	315
Novo Nordisk A/S - Class B	201	13,098
Novozymes A/S - Class B	25	1,425
Orsted A/S	22	2,519
Pandora A/S	12	644
Tryg A/S	13	385
Vestas Wind Systems A/S	23	2,304
		35,005
Italy 2.1%
Assicurazioni Generali SpA	126	1,907
Atlantia SpA (b)	57	916
Davide Campari-Milano S.p.A.	66	555
DiaSorin S.p.A.	3	510
Enel SpA	923	7,996
ENI SpA	288	2,769
Exor Nederland N.V.	13	730
Ferrari N.V.	14	2,453
Finecobank Banca Fineco SPA (b)	68	922
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	23	233
Intesa Sanpaolo SpA (b)	1,703	3,279
Leonardo S.p.A.	50	332
Mediobanca SpA	69	496
Moncler S.p.A. (b)	21	785
Nexi Spa (b)	40	701
Pirelli & C. S.p.A. (a) (b)	44	187
Poste Italiane - Societa' Per Azioni	60	522
Prysmian S.p.A.	29	664
Recordati Industria Chimica E Farmaceutica S.p.A.	12	581
Snam Rete Gas SpA	234	1,142
Telecom Italia SpA	683	265
Telecom Italia SpA	1,021	403
Terna – Rete Elettrica Nazionale S.p.A.	161	1,113
UniCredit S.p.A. (b)	240	2,231
		31,692
Singapore 1.1%
Ascendas REIT	333	766
CapitaLand Commercial Trust	301	368
CapitaLand Ltd.	295	620
CapitaMall Trust	300	424
City Developments Ltd.	54	329
DBS Group Holdings Ltd.	203	3,050
Genting Singapore Limited	709	389
Jardine Cycle & Carriage Ltd.	12	175
Keppel Corporation Limited	168	721
Mapletree Commercial Trust Management Ltd. (e)	232	324
Mapletree Logistics Trust Management Ltd.	272	382
Oversea-Chinese Banking Corporation Limited	375	2,433
Singapore Airlines Ltd.	155	418
Singapore Exchange Ltd.	93	561
Singapore Technologies Engineering Ltd.	172	410
Singapore Telecommunications Limited	924	1,639
Suntec Real Estate Investment Trust	215	219
United Overseas Bank Ltd.	135	1,966
UOL Group Ltd.	50	243
Venture Corp. Ltd.	31	359
Wilmar International Limited	220	648
Yangzijiang Shipbuilding (Holdings) Ltd.	285	191
		16,635
Finland 1.0%
Elisa Oyj	16	1,001

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

232

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Fortum Oyj (a)	52	987
Kone Corporation - Class B	39	2,672
Neste Oyj	48	1,896
Nokia Oyj	647	2,844
Orion Oyj - Class B	12	588
Sampo Oyj - Class A	53	1,844
Stora Enso Oyj - Class R	67	805
UPM-Kymmene Oyj	61	1,763
Wartsila Oyj	50	412
		14,812
Belgium 0.9%
ageas SA/NV	20	714
Anheuser-Busch InBev	86	4,282
Colruyt SA	6	340
Elia Group	3	342
Galapagos (b)	5	951
Groupe Bruxelles Lambert SA	9	776
KBC Groep NV	28	1,642
Proximus	18	359
Sofina	2	422
Solvay SA	9	696
Telenet Group Holding	5	223
UCB SA	14	1,682
Umicore	22	1,052
		13,481
Ireland 0.7%
CRH Plc	89	3,068
Flutter Entertainment Public Limited Company	17	2,250
James Hardie Industries Public Limited Company - CDI	52	996
Kerry Group Plc - Class A	18	2,238
Kingspan Group Plc	18	1,156
Smurfit Kappa Funding Designated Activity Company	25	856
		10,564
Israel 0.6%
Azrieli Group Ltd.	5	227
Bank Hapoalim BM	132	785
Bank Leumi Le-Israel BM	166	832
Check Point Software Technologies Ltd (b)	13	1,434
CyberArk Software Ltd. (b)	4	437
Elbit Systems Ltd.	3	393
Israel Chemicals Ltd.	77	229
Israel Discount Bank Ltd. - Class A	134	409
Mizrahi Tefahot Bank Ltd.	17	312
Nice Ltd. (b)	7	1,315
Teva Pharmaceutical Industries Ltd - ADR (b)	125	1,543
Wix.Com Ltd. (b)	6	1,440
		9,356
Norway 0.5%
DNB Bank ASA (b)	109	1,447
Equinor ASA	115	1,651
Gjensidige Forsikring ASA (b)	22	411
Mowi ASA	51	972
Norsk Hydro ASA	158	441
Orkla ASA	88	772
Schibsted ASA - Class B (b)	12	283
Telenor ASA	83	1,210
Yara International ASA	21	716
		7,903
New Zealand 0.3%
a2 Milk Co. Ltd. (b)	85	1,111
Auckland International Airport Limited	134	569
Fisher & Paykel Healthcare Corp.	65	1,486
Mercury NZ Limited	79	239
Meridian Energy Limited	153	478
Ryman Healthcare Ltd.	48	410
Spark New Zealand Ltd.	214	633
		4,926
Austria 0.2%
Andritz AG (b)	8	295
Erste Group Bank AG	32	758
OMV AG (b)	17	581
Raiffeisen Bank International AG	18	327
	Shares/Par[1]	Value ($)
Verbund AG (a)	8	371
Voestalpine AG (a)	14	298
		2,630
Portugal 0.2%
Banco Espirito Santo SA (b) (f)	413	—
Energias de Portugal SA	293	1,401
Galp Energia, SGPS, S.A.	59	682
Jeronimo Martins, SGPS, S.A. (b)	30	519
		2,602
United States of America 0.1%
AerCap Holdings N.V. (b)	15	457
Jardine Strategic Holdings Ltd.	26	555
Qiagen N.V. (b)	26	1,102
		2,114
Luxembourg 0.1%
ArcelorMittal (a) (b)	81	864
SES S.A. - FDR	45	309
Tenaris SA	53	343
		1,516
Macau 0.1%
Sands China Ltd.	280	1,104
Wynn Macau, Limited	171	295
		1,399
China 0.0%
BeiGene, Ltd. - ADR (a) (b)	4	809
Malta 0.0%
BGP Holdings PLC (b) (f)	479	—
United Arab Emirates 0.0%
NMC Health PLC (f)	12	—
Total Common Stocks (cost $1,404,488)		1,485,336
PREFERRED STOCKS 0.7%
Germany 0.5%
Bayerische Motoren Werke AG	6	298
Fuchs Petrolub SE	7	298
Henkel AG & Co. KGaA (g)	20	1,877
Porsche Automobil Holding SE (g)	17	993
Sartorius AG	4	1,325
Volkswagen AG (b) (g)	21	3,189
		7,980
Switzerland 0.2%
Lindt & Spruengli AG (g)	—	1,029
Schindler Holding AG (g)	5	1,085
		2,114
Total Preferred Stocks (cost $9,713)		10,094
RIGHTS 0.0%
Spain 0.0%
ACS, Actividades de Construccion y Servicios, S.A. (a) (b)	29	45
Repsol, S.A. (a) (b)	159	78
Telefonica SA (a) (b)	536	105
Total Rights (cost $243)		228
SHORT TERM INVESTMENTS 4.7%
Securities Lending Collateral 4.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (h)	67,951	67,951
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (h)	2,254	2,254
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (i) (j)	894	893
Total Short Term Investments (cost $71,098)		71,098
Total Investments 104.0% (cost $1,485,542)		1,566,756
Other Derivative Instruments (0.0)%		(66)
Other Assets and Liabilities, Net (4.0)%		(60,289)
Total Net Assets 100.0%		1,506,401

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Non-income producing security.

(c)  Investment in affiliate.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

233

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Shares/Par[1]	Value ($)

(d)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $440 and 0.0% of the Fund.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  Convertible security.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(i)   All or a portion of the security is pledged or segregated as collateral.

(j)  The coupon rate represents the yield to maturity.

JNL/Mellon MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.0%
Information Technology 30.2%
Accenture Public Limited Company - Class A	4	810
Adobe Inc. (a)	3	1,246
Advanced Micro Devices, Inc. (a)	7	367
Analog Devices, Inc.	2	270
ANSYS, Inc. (a)	1	150
Applied Materials, Inc.	5	331
ASGN Incorporated (a)	—	18
Autodesk, Inc. (a)	1	314
Automatic Data Processing, Inc.	3	383
Cadence Design Systems Inc. (a)	2	161
Cisco Systems, Inc.	25	1,175
Citrix Systems Inc.	1	102
Cognex Corp.	1	57
Cognizant Technology Solutions Corp. - Class A	3	181
CommScope Holding Company, Inc. (a)	1	9
Corning Incorporated	4	114
Dell Technology Inc. - Class C (a)	1	78
F5 Networks, Inc. (a)	—	47
Flex Ltd. (a)	3	33
Fortinet, Inc. (a)	1	117
Hewlett Packard Enterprise Company	8	75
HP Inc.	8	144
IHS Markit Ltd.	2	172
Intel Corporation	25	1,519
International Business Machines Corporation	5	638
Intuit Inc.	2	459
Itron Inc. (a)	—	12
Keysight Technologies, Inc. (a)	1	114
Lam Research Corp.	1	281
MasterCard Incorporated - Class A	5	1,571
Microchip Technology Incorporated (b)	1	151
Microsoft Corporation	43	8,722
Motorola Solutions Inc.	1	138
NortonLifelock Inc.	3	67
NVIDIA Corporation	4	1,381
Oracle Corporation	13	738
Paycom Software, Inc. (a)	—	93
Paypal Holdings, Inc. (a)	7	1,153
Plantronics Inc. (b)	—	2
Salesforce.Com, Inc. (a)	5	938
ServiceNow, Inc. (a)	1	458
Skyworks Solutions, Inc.	1	126
Splunk Inc. (a)	1	182
TE Connectivity Ltd.	2	158
Teradata Corporation (a)	1	11
Texas Instruments Incorporated	6	705
Trimble Inc. (a)	1	64
VMware, Inc. - Class A (a)	—	73
Workday, Inc. - Class A (a)	1	184
Xerox Holdings Corporation	1	15
		26,307
	Shares/Par[1]	Value ($)
Communication Services 13.6%
Alphabet Inc. - Class A (a)	2	2,523
Alphabet Inc. - Class C (a)	2	2,574
Booking Holdings Inc. (a)	—	390
CenturyLink Inc.	6	57
Discovery, Inc. - Class A (a) (b)	1	18
Discovery, Inc. - Class C (a)	2	36
Electronic Arts Inc. (a)	2	229
Facebook, Inc. - Class A (a)	14	3,241
John Wiley & Sons Inc. - Class A	—	8
Liberty Global PLC - Class A (a)	1	24
Liberty Global PLC - Class C (a)	2	51
New York Times Co. - Class A	1	33
Omnicom Group Inc.	1	70
Scholastic Corp.	—	4
Verizon Communications Inc.	25	1,354
Walt Disney Co.	11	1,196
		11,808
Health Care 11.0%
AbbVie Inc.	11	1,030
ABIOMED, Inc. (a)	—	66
Agilent Technologies, Inc.	2	160
Align Technology, Inc. (a)	—	119
AmerisourceBergen Corporation	1	94
Amgen Inc.	4	827
Becton, Dickinson and Company	2	386
Biogen Inc. (a)	1	278
BioMarin Pharmaceutical Inc. (a)	1	133
Bio-Techne Corporation	—	59
Bristol-Myers Squibb Company	13	789
Cardinal Health, Inc.	2	89
Centene Corporation (a)	4	223
Cerner Corp.	2	129
Cigna Holding Company	2	416
Cooper Cos. Inc.	—	83
DaVita Inc. (a)	1	43
Dentsply Sirona Inc.	1	58
Edwards Lifesciences Corporation (a)	4	259
Gilead Sciences, Inc.	8	578
HCA Healthcare, Inc.	2	158
Henry Schein Inc. (a)	1	48
Hologic Inc. (a)	2	86
Humana Inc.	1	306
IDEXX Laboratories, Inc. (a)	1	169
IQVIA Inc. (a)	1	161
Jazz Pharmaceuticals Public Limited Company (a)	—	36
Laboratory Corporation of America Holdings (a)	1	97
Mednax, Inc. (a)	—	6
Merck & Co., Inc.	15	1,165
Mettler-Toledo International Inc. (a)	—	111
Patterson Cos. Inc. (b)	—	8
Quest Diagnostics Incorporated	1	90
ResMed Inc.	1	166
Select Medical Holdings Corporation (a)	1	9
Teladoc Health, Inc. (a) (b)	—	79
Varian Medical Systems, Inc. (a)	1	63
Vertex Pharmaceuticals Incorporated (a)	2	448
Waters Corp. (a)	—	63
West Pharmaceutical Services Inc.	—	96
Zoetis Inc. - Class A	3	388
		9,572
Financials 10.2%
Ally Financial Inc.	2	45
American Express Company	4	389
Ameriprise Financial, Inc.	1	109
Arthur J Gallagher & Co.	1	105
Bank of Hawaii Corporation	—	13
BlackRock, Inc.	1	493
Cathay General Bancorp	—	11
Chubb Limited	3	341
CIT Group Inc.	1	12
Citizens Financial Group Inc.	3	64
CME Group Inc.	2	347
Comerica Inc.	1	33

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

234

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
E*TRADE Financial Corp.	1	63
Equitable Holdings, Inc.	3	48
FactSet Research Systems Inc.	—	76
First Republic Bank	1	105
Franklin Resources Inc.	2	39
Heartland Financial USA, Inc.	—	7
Intercontinental Exchange, Inc.	3	302
International Bancshares Corporation	—	10
Invesco Ltd.	3	27
KeyCorp	6	71
Legg Mason, Inc.	1	28
Lincoln National Corporation	1	44
Loews Corp.	2	53
M&T Bank Corporation	1	77
Marsh & McLennan Companies, Inc.	3	323
Moody's Corp.	1	276
New York Community Bancorp Inc.	3	31
Northern Trust Corp.	1	91
Old National Bancorp	1	17
People's United Financial Inc.	3	30
Principal Financial Group, Inc.	2	70
Progressive Corp.	4	280
Prudential Financial Inc.	2	145
Regions Financial Corporation	6	65
S&P Global Inc.	1	478
Signature Bank	—	36
State Street Corporation	2	135
SVB Financial Group (a)	—	65
T. Rowe Price Group, Inc.	1	175
TD Ameritrade Holding Corporation	2	56
The Allstate Corporation	2	184
The Bank of New York Mellon Corporation (c)	5	185
The Charles Schwab Corporation	7	233
The Hartford Financial Services Group, Inc.	2	80
The PNC Financial Services Group, Inc.	3	272
The Travelers Companies, Inc.	2	174
Truist Financial Corporation	8	301
Umpqua Holdings Corp.	1	15
Visa Inc. - Class A	10	1,956
Voya Financial, Inc.	1	36
Western Union Co.	2	51
Willis Towers Watson Public Limited Company	1	150
Zions Bancorp	1	31
		8,853
Consumer Discretionary 8.5%
Aptiv PLC	2	122
Aramark	1	31
Autoliv, Inc.	1	34
AutoNation, Inc. (a)	—	12
Best Buy Co., Inc.	1	122
BorgWarner Inc.	1	42
Buckle Inc. (b)	—	2
Callaway Golf Co.	—	7
Capri Holdings Limited (a)	1	12
Carmax Inc. (a)	1	86
Choice Hotels International Inc.	—	15
Columbia Sportswear Co.	—	12
Darden Restaurants Inc.	1	60
Deckers Outdoor Corp. (a)	—	35
Delta Air Lines, Inc.	1	23
Domino's Pizza, Inc.	—	85
Ethan Allen Interiors Inc.	—	1
Foot Locker, Inc.	1	16
GameStop Corp. - Class A (a) (b)	—	1
Gap Inc.	1	15
Garmin Ltd.	1	81
Hanesbrands Inc.	2	22
Harley-Davidson, Inc.	1	19
Hasbro, Inc.	1	61
Hilton Worldwide Holdings Inc.	2	123
Jack in the Box Inc.	—	8
Kohl's Corporation	1	16
La-Z-Boy Inc.	—	8
LKQ Corporation (a)	2	48
	Shares/Par[1]	Value ($)
Lowe`s Companies, Inc.	5	616
Marriott International, Inc. - Class A	2	142
Mattel, Inc. (a) (b)	2	17
McDonald's Corporation	4	817
Meritage Homes Corporation (a)	—	20
Mohawk Industries Inc. (a)	—	38
Newell Brands Inc.	2	38
NIKE, Inc. - Class B	7	724
Nordstrom Inc. (b)	1	9
Office Depot Inc.	2	5
Pool Corporation	—	61
PVH Corp.	—	18
Royal Caribbean Cruises Ltd. (b)	1	56
Signet Jewelers Limited (b)	—	3
Southwest Airlines Co.	1	32
Stanley Black & Decker, Inc.	1	129
Starbucks Corporation	7	514
Tesla Inc. (a)	1	947
The Home Depot, Inc.	6	1,622
Tiffany & Co.	1	78
Tractor Supply Co.	1	89
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	64
Under Armour Inc. - Class A (a)	1	8
Under Armour Inc. - Class C (a)	1	8
Vail Resorts, Inc.	—	41
VF Corp.	2	123
Whirlpool Corporation (b)	—	51
Wolverine World Wide, Inc.	—	10
		7,399
Consumer Staples 7.8%
Archer-Daniels-Midland Company	3	134
Bunge Limited	1	36
Campbell Soup Company	1	55
Colgate-Palmolive Co.	5	355
Darling Ingredients Inc. (a)	1	21
Estee Lauder Cos. Inc. - Class A	1	245
General Mills, Inc.	4	223
Hain Celestial Group Inc. (a)	1	17
Hormel Foods Corp.	2	84
Ingredion Inc.	—	32
JM Smucker Co.	1	72
Kellogg Co.	2	98
Kimberly-Clark Corporation	2	288
Kraft Heinz Foods Company	4	129
Lamb Weston Holdings Inc.	1	56
McCormick & Co. Inc.	1	130
Mondelez International, Inc. - Class A	9	436
PepsiCo, Inc.	8	1,092
Procter & Gamble Co.	15	1,753
Sysco Corp.	3	158
The Clorox Company	1	160
The Coca-Cola Company	24	1,082
The Kroger Co.	5	162
United Natural Foods Inc. (a)	1	9
		6,827
Industrials 7.6%
3M Company	3	534
ACCO Brands Corporation	—	2
Acuity Brands, Inc.	—	25
AGCO Corporation	—	19
Air Lease Corporation - Class A	1	21
Allegion Public Limited Company	1	56
AMERCO	—	20
AO Smith Corp.	1	38
Applied Industrial Technologies, Inc.	—	17
Arcbest Corporation	—	2
Avis Budget Group, Inc. (a) (b)	—	9
Builders FirstSource, Inc. (a)	1	12
C.H. Robinson Worldwide, Inc.	1	66
Caterpillar Inc.	3	414
Copart Inc. (a)	1	100
CSX Corp.	5	322
Cummins Inc.	1	156
Deere & Company	2	279

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

235

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Deluxe Corp.	—	4
Dover Corporation	1	84
Eaton Corporation Public Limited Company	2	216
Echo Global Logistics, Inc. (a)	—	1
EMCOR Group, Inc.	—	22
Expeditors International of Washington Inc.	1	74
Exponent, Inc.	—	28
Fastenal Co.	3	145
Flowserve Corporation	1	19
Fortive Corporation	2	118
Fortune Brands Home & Security, Inc.	1	53
Graco Inc.	1	45
Granite Construction Incorporated (b)	—	3
H&E Equipment Services, Inc.	—	3
HD Supply Holdings, Inc (a)	1	31
Heidrick & Struggles International Inc.	—	1
HNI Corp.	—	8
ICF International, Inc.	—	8
Illinois Tool Works Inc.	2	332
Interface Inc.	—	2
Johnson Controls International Public Limited Company	4	152
Kansas City Southern	1	87
Kelly Services Inc. - Class A	—	3
Knoll Inc.	—	2
Lennox International Inc.	—	49
Lincoln Electric Holdings Inc.	—	26
ManpowerGroup Inc.	—	22
Masco Corporation	2	81
Meritor, Inc. (a)	—	6
Middleby Corp. (a)	—	29
Norfolk Southern Corporation	2	270
Owens Corning Inc.	1	35
PACCAR Inc.	2	151
Parker-Hannifin Corporation	1	136
Quanta Services, Inc.	1	37
Resources Connection, Inc.	—	1
Robert Half International Inc.	1	39
Rockwell Automation Inc.	1	148
Roper Technologies, Inc.	1	246
Ryder System, Inc.	—	9
Sensata Technologies Holding PLC (a)	1	36
Snap-On Inc.	—	39
Spirit Aerosystems Holdings Inc. - Class A	1	13
Steelcase Inc. - Class A	1	6
Tennant Co.	—	4
Tetra Tech, Inc.	—	28
Timken Co.	—	17
Trane Technologies Public Limited Company	1	125
TransUnion	1	95
TrueBlue, Inc. (a)	—	3
Union Pacific Corporation	4	694
United Parcel Service Inc. - Class B	4	465
United Rentals Inc. (a)	—	68
W. W. Grainger, Inc.	—	87
Wabtec Corp.	1	60
Xylem Inc.	1	71
		6,629
Real Estate 3.4%
American Tower Corporation	3	681
AvalonBay Communities, Inc.	1	126
Boston Properties Inc.	1	80
CBRE Group, Inc. - Class A (a)	2	86
Corporate Office Properties Trust	1	14
Digital Realty Trust Inc. (b)	2	223
Duke Realty Corp.	2	75
Equinix, Inc.	1	357
Equity Residential	2	126
Federal Realty Investment Trust	—	33
Healthpeak Properties, Inc.	3	80
Host Hotels & Resorts, Inc.	4	46
Iron Mountain Incorporated (b)	2	42
Jones Lang LaSalle Incorporated (b)	—	29
Macerich Co. (b)	1	6
PotlatchDeltic Corp.	—	13
	Shares/Par[1]	Value ($)
ProLogis Inc.	4	411
Realogy Holdings Corp. (b)	1	5
SBA Communications Corporation	1	200
Simon Property Group, Inc.	2	121
UDR, Inc.	2	62
Vornado Realty Trust	1	37
Weyerhaeuser Company	5	101
		2,954
Materials 3.0%
Air Products and Chemicals, Inc.	1	318
Albemarle Corporation (b)	1	50
Amcor Plc	9	94
Avery Dennison Corporation	1	59
Axalta Coating Systems Ltd. (a)	1	31
Ball Corporation	2	134
Compass Minerals International, Inc. (b)	—	9
Domtar Corp.	—	6
Ecolab Inc.	2	303
H.B. Fuller Company	—	15
International Flavors & Fragrances Inc. (b)	1	64
Linde Public Limited Company	3	673
Minerals Technologies Inc.	—	7
MOS Holdings Inc.	2	29
Newmont Corporation	5	297
Nucor Corporation	2	76
PPG Industries, Inc.	1	146
Schnitzer Steel Industries Inc. - Class A	—	1
Sealed Air Corporation	1	30
Sherwin-Williams Co.	1	286
Sonoco Products Co.	1	34
		2,662
Utilities 1.9%
Alliant Energy Corporation	1	69
American Water Works Company, Inc.	1	134
Atmos Energy Corporation	1	71
Avista Corporation	—	15
CenterPoint Energy, Inc.	3	58
CMS Energy Corp.	2	96
Consolidated Edison, Inc.	2	144
Essential Utilities, Inc.	1	57
Eversource Energy	2	160
FirstEnergy Corp.	3	120
MDU Resources Group Inc.	1	28
New Jersey Resources Corp.	1	16
NiSource Inc.	2	53
Northwest Natural Holding Company	—	9
OGE Energy Corp.	1	37
Ormat Technologies Inc.	—	13
PPL Corporation	4	114
Sempra Energy	2	205
The AES Corporation	4	57
UGI Corp.	1	41
WEC Energy Group Inc.	2	166
		1,663
Energy 1.8%
Apache Corporation	2	32
Baker Hughes, a GE Company, LLC - Class A	4	59
Cheniere Energy, Inc. (a)	1	64
ConocoPhillips	6	271
Core Laboratories N.V. (b)	—	5
Devon Energy Corporation	2	27
EQT Corporation	1	16
Hess Corporation	2	86
Marathon Oil Corporation	5	31
Marathon Petroleum Corporation	4	143
National Oilwell Varco, Inc.	2	30
Noble Energy, Inc.	3	24
Occidental Petroleum Corporation	5	94
ONEOK, Inc.	3	87
Phillips 66	3	189
Pioneer Natural Resources Co.	1	94
Schlumberger Ltd.	8	149
Southwestern Energy Co. (a) (b)	4	11
TechnipFMC PLC	2	14

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

236

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Valero Energy Corporation	2	140
		1,566
Total Common Stocks (cost $78,711)		86,240
INVESTMENT COMPANIES 0.6%
iShares MSCI KLD 400 Social ETF (b)	4	470
Total Investment Companies (cost $466)		470
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	489	489
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	346	346
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	44	44
Total Short Term Investments (cost $879)		879
Total Investments 100.6% (cost $80,056)		87,589
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (0.6)%		(510)
Total Net Assets 100.0%		87,083

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon MSCI World Index Fund
COMMON STOCKS 98.5%
United States of America 62.9%
3M Company	4	679
Abbott Laboratories	13	1,222
AbbVie Inc.	13	1,314
ABIOMED, Inc. (a)	—	82
Activision Blizzard, Inc.	6	440
Adobe Inc. (a)	4	1,581
Advance Auto Parts, Inc.	1	74
Advanced Micro Devices, Inc. (a)	9	463
AerCap Holdings N.V. (a)	1	31
AFLAC Incorporated	5	190
Agilent Technologies, Inc.	2	209
AGNC Investment Corp.	4	57
Air Products and Chemicals, Inc.	2	399
Akamai Technologies, Inc. (a)	1	132
Albemarle Corporation	1	64
Alexandria Real Estate Equities, Inc.	1	145
Alexion Pharmaceuticals, Inc. (a)	2	192
Align Technology, Inc. (a)	1	156
Alleghany Corporation	—	56
Alliant Energy Corporation	2	93
Ally Financial Inc.	3	53
Alnylam Pharmaceuticals, Inc. (a)	1	129
Alphabet Inc. - Class A (a)	2	3,208
Alphabet Inc. - Class C (a)	2	3,273
Altice USA, Inc. - Class A (a)	2	52
Altria Group, Inc.	14	548
Amazon.com, Inc. (a)	3	8,809
AMERCO	—	19
Ameren Corporation	2	132
American Electric Power Company, Inc.	4	296
American Express Company	5	491
American Financial Group, Inc.	1	41
American International Group, Inc.	7	207
American Tower Corporation	3	867
American Water Works Company, Inc.	1	180
Ameriprise Financial, Inc.	1	136
AmerisourceBergen Corporation	1	119
AMETEK, Inc.	2	153
Amgen Inc.	4	1,054
Amphenol Corporation - Class A	2	221
	Shares/Par[1]	Value ($)
Analog Devices, Inc.	3	346
Annaly Capital Management, Inc.	12	76
ANSYS, Inc. (a)	1	194
Anthem, Inc.	2	498
AO Smith Corp.	1	46
Apollo Global Management, Inc.	1	54
Apple Inc.	33	12,047
Applied Materials, Inc.	7	419
Aptiv PLC	2	148
Aramark	2	42
Archer-Daniels-Midland Company	4	170
Arista Networks, Inc. (a)	—	85
Arrow Electronics, Inc. (a)	1	40
Arthur J Gallagher & Co.	1	140
Assurant, Inc.	1	52
AT&T Inc.	54	1,634
Athene Holding Ltd - Class A (a)	1	31
Atmos Energy Corporation	1	96
Autodesk, Inc. (a)	2	402
Autoliv, Inc.	1	41
Automatic Data Processing, Inc.	3	482
AutoZone, Inc. (a)	—	200
Avalara, Inc.	—	62
AvalonBay Communities, Inc.	1	167
Avantor, Inc. (a)	3	46
Avery Dennison Corporation	1	72
Axalta Coating Systems Ltd. (a)	2	39
Baker Hughes, a GE Company, LLC - Class A	5	76
Ball Corporation	2	167
Bank of America Corporation	59	1,406
Bausch Health Companies Inc. (a)	3	48
Baxter International Inc.	4	335
Becton, Dickinson and Company	2	490
Berkshire Hathaway Inc. - Class B (a)	10	1,865
Best Buy Co., Inc.	2	158
Biogen Inc. (a)	1	349
BioMarin Pharmaceutical Inc. (a)	1	170
Bio-Rad Laboratories, Inc. - Class A (a)	—	78
Black Knight, Inc. (a)	1	84
BlackRock, Inc.	1	623
Booking Holdings Inc. (a)	—	490
Booz Allen Hamilton Holding Corporation - Class A	1	84
BorgWarner Inc.	2	57
Boston Properties Inc.	1	102
Boston Scientific Corporation (a)	10	367
Bristol-Myers Squibb Company	17	1,006
Broadcom Inc.	3	949
Broadridge Financial Solutions, Inc.	1	113
Brown & Brown Inc.	2	75
Brown-Forman Corp. - Class B	2	151
Bunge Limited	1	48
Burlington Stores Inc. (a)	1	99
C.H. Robinson Worldwide, Inc.	1	81
Cable One, Inc.	—	51
Cabot Oil & Gas Corp.	3	52
Cadence Design Systems Inc. (a)	2	202
Camden Property Trust	1	66
Campbell Soup Company	1	62
Capital One Financial Corporation	4	219
Cardinal Health, Inc.	2	117
Carmax Inc. (a)	1	109
Carrier Global Corporation	6	143
Catalent Inc. (a)	1	72
Caterpillar Inc.	4	522
Cboe Global Markets, Inc.	1	82
CBRE Group, Inc. - Class A (a)	3	114
CDK Global, Inc.	1	39
CDW Corp.	1	127
Celanese Corp. - Class A	1	79
Centene Corporation (a)	4	281
CenterPoint Energy, Inc.	4	70
CenturyLink Inc.	7	71
Cerner Corp.	2	167
CF Industries Holdings Inc.	2	45
Charter Communications, Inc. - Class A (a)	1	563

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

237

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Cheniere Energy, Inc. (a)	2	84
Chevron Corporation	14	1,271
Chipotle Mexican Grill Inc. (a)	—	208
Chubb Limited	3	429
Church & Dwight Co. Inc.	2	142
Cigna Holding Company	3	528
Cincinnati Financial Corporation	1	79
Cintas Corp.	1	181
Cisco Systems, Inc.	32	1,490
Citigroup Inc.	16	815
Citizens Financial Group Inc.	3	83
Citrix Systems Inc.	1	132
CME Group Inc.	3	437
CMS Energy Corp.	2	127
Cognex Corp.	1	80
Cognizant Technology Solutions Corp. - Class A	4	232
Colgate-Palmolive Co.	6	446
Comcast Corporation - Class A	34	1,342
Comerica Inc.	1	38
ConAgra Brands Inc.	4	131
Concho Resources Inc.	2	79
ConocoPhillips	8	348
Consolidated Edison, Inc.	3	186
Constellation Brands, Inc. - Class A	1	225
Cooper Cos. Inc.	—	102
Copart Inc. (a)	2	136
Corning Incorporated	6	152
Corteva, Inc.	6	155
CoStar Group, Inc. (a)	—	205
Costco Wholesale Corporation	3	1,015
Coupa Software Incorporated (a)	—	116
CrowdStrike Holdings, Inc. - Class A (a)	1	65
Crown Castle International Corp.	3	526
Crown Holdings Inc. (a)	1	70
CSX Corp.	6	411
Cummins Inc.	1	195
CVS Health Corporation	10	641
D.R. Horton, Inc.	3	148
Danaher Corporation	5	839
Darden Restaurants Inc.	1	74
Datadog, Inc. - Class A (a)	1	58
DaVita Inc. (a)	1	53
Deere & Company	2	353
Dell Technology Inc. - Class C (a)	2	96
Delta Air Lines, Inc.	1	36
Dentsply Sirona Inc.	2	74
DexCom Inc. (a)	1	285
Diamondback Energy, Inc.	1	47
Digital Realty Trust Inc.	2	284
Discover Financial Services	2	121
Discovery, Inc. - Class A (a)	1	30
Discovery, Inc. - Class C (a)	3	50
Dish Network Corporation - Class A (a)	2	67
DocuSign, Inc. (a)	1	210
Dollar General Corporation	2	372
Dollar Tree Inc. (a)	2	169
Dominion Energy, Inc.	6	516
Domino's Pizza, Inc.	—	105
Dover Corporation	1	107
Dow Inc.	6	232
Dropbox, Inc. - Class A (a)	2	39
DTE Energy Company	1	158
Duke Energy Corporation	6	442
Duke Realty Corp.	3	95
DuPont de Nemours, Inc.	6	296
Dynatrace Holdings LLC (a)	1	32
E*TRADE Financial Corp.	2	85
East West Bancorp, Inc.	1	45
Eastman Chemical Co.	1	71
Eaton Corporation Public Limited Company	3	272
eBay Inc.	6	315
Ecolab Inc.	2	380
Edison International	3	149
Edwards Lifesciences Corporation (a)	5	327
Elanco Animal Health (a)	3	65
	Shares/Par[1]	Value ($)
Electronic Arts Inc. (a)	2	288
Eli Lilly & Co.	7	1,070
Emerson Electric Co.	5	283
Entergy Corporation	1	140
EOG Resources, Inc.	4	228
EPAM Systems, Inc. (a)	—	108
Equifax Inc.	1	160
Equinix, Inc.	1	453
Equitable Holdings, Inc.	3	62
Equity Lifestyle Properties, Inc.	1	83
Equity Residential	3	169
Erie Indemnity Company - Class A	—	32
Essential Utilities, Inc.	2	70
Essex Property Trust Inc.	1	119
Estee Lauder Cos. Inc. - Class A	2	316
Everest Re Group, Ltd.	—	66
Evergy, Inc.	2	104
Eversource Energy	3	210
Exact Sciences Corporation (a)	1	100
Exelon Corporation	7	266
Expedia Group, Inc.	1	85
Expeditors International of Washington Inc.	1	99
Extra Space Storage Inc.	1	91
Exxon Mobil Corporation	32	1,426
F5 Networks, Inc. (a)	—	68
Facebook, Inc. - Class A (a)	18	4,121
FactSet Research Systems Inc.	—	98
Fair Isaac Corporation (a)	—	77
Fastenal Co.	4	188
Federal Realty Investment Trust	1	44
FedEx Corporation	2	262
Fidelity National Financial, Inc.	2	66
Fidelity National Information Services, Inc.	5	625
Fifth Third Bancorp	5	105
First Republic Bank	1	136
FirstEnergy Corp.	4	157
Fiserv, Inc. (a)	4	426
FleetCor Technologies Inc. (a)	1	159
FLIR Systems Inc.	1	43
FMC Corporation	1	96
Ford Motor Company	30	183
Fortinet, Inc. (a)	1	153
Fortive Corporation	2	151
Fortune Brands Home & Security, Inc.	1	73
Fox Corporation - Class A	3	72
Fox Corporation - Class B	1	34
Franklin Resources Inc.	2	44
Freeport-McMoRan Inc. - Class B	11	123
Gartner Inc. (a)	1	87
General Dynamics Corporation	2	277
General Electric Company	66	451
General Mills, Inc.	5	281
General Motors Company	10	250
Genuine Parts Co.	1	96
Gilead Sciences, Inc.	10	736
Global Payments Inc.	2	384
Globe Life Inc.	1	61
GoDaddy Inc. - Class A (a)	1	95
Guidewire Software, Inc. (a)	1	71
Halliburton Company	7	91
Hasbro, Inc.	1	76
HCA Healthcare, Inc.	2	195
HD Supply Holdings, Inc (a)	1	40
Healthpeak Properties, Inc.	4	110
HEICO Corp.	—	28
HEICO Corp. - Class A	1	48
Henry Schein Inc. (a)	1	64
Hershey Co.	1	149
Hess Corporation	2	104
Hewlett Packard Enterprise Company	10	97
Hilton Worldwide Holdings Inc.	2	150
HollyFrontier Corp.	1	37
Hologic Inc. (a)	2	116
Honeywell International Inc.	5	780
Hormel Foods Corp.	2	109

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

238

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Host Hotels & Resorts, Inc.	5	58
Howmet Aerospace Inc.	3	50
HP Inc.	11	187
Humana Inc.	1	383
Huntington Bancshares Incorporated	8	71
Huntington Ingalls Industries Inc.	—	53
IAC/InterActiveCorp (a)	1	196
IDEX Corporation	1	91
IDEXX Laboratories, Inc. (a)	1	209
Illinois Tool Works Inc.	2	421
Illumina, Inc. (a)	1	408
Incyte Corporation (a)	1	143
Ingersoll Rand Inc. (a)	3	78
Ingredion Inc.	1	45
Insulet Corporation (a)	—	92
Intel Corporation	32	1,929
Intercontinental Exchange, Inc.	4	383
International Business Machines Corporation	7	812
International Flavors & Fragrances Inc.	1	80
International Paper Company	3	100
Interpublic Group of Cos. Inc.	3	49
Intuit Inc.	2	583
Intuitive Surgical, Inc. (a)	1	500
Invesco Ltd.	3	33
Invitation Homes Inc.	4	116
Ionis Pharmaceuticals Inc. (a)	1	61
IPG Photonics Corporation (a)	—	43
IQVIA Inc. (a)	1	204
Iron Mountain Incorporated	2	59
Jack Henry & Associates Inc.	1	111
Jacobs Engineering Group Inc.	1	85
Jardine Strategic Holdings Ltd.	2	39
Jazz Pharmaceuticals Public Limited Company (a)	—	46
JB Hunt Transport Services Inc.	1	77
JM Smucker Co.	1	95
Johnson & Johnson	20	2,794
Johnson Controls International Public Limited Company	6	195
Jones Lang LaSalle Incorporated	—	42
JPMorgan Chase & Co.	23	2,180
Juniper Networks, Inc.	2	57
K.K.R. Co., Inc.	4	114
Kansas City Southern	1	113
Kellogg Co.	2	133
Keurig Dr Pepper Inc.	2	63
KeyCorp	7	91
Keysight Technologies, Inc. (a)	1	146
Kimberly-Clark Corporation	3	364
Kinder Morgan, Inc.	15	230
KLA-Tencor Corp.	1	229
Knight-Swift Transportation Holdings Inc. - Class A	1	41
Kraft Heinz Foods Company	5	160
L3Harris Technologies, Inc.	2	283
Laboratory Corporation of America Holdings (a)	1	123
Lam Research Corp.	1	352
Lamb Weston Holdings Inc.	1	68
Las Vegas Sands Corp.	3	116
Lear Corporation	—	46
Leidos Holdings Inc.	1	96
Lennar Corporation - Class A	2	131
Lennox International Inc.	—	65
Liberty Broadband Corp. - Class A (a)	—	19
Liberty Broadband Corp. - Class C (a)	1	102
Liberty Media Corporation - Class C (a)	2	52
Liberty SiriusXM Group - Class A (a)	1	23
Liberty SiriusXM Group - Class C (a)	1	51
Lincoln National Corporation	1	54
Live Nation Entertainment, Inc. (a)	1	54
LKQ Corporation (a)	2	56
Lockheed Martin Corporation	2	701
Loews Corp.	2	70
Lowe`s Companies, Inc.	6	784
M&T Bank Corporation	1	100
Marathon Petroleum Corporation	5	185
Markel Corporation (a)	—	100
	Shares/Par[1]	Value ($)
MarketAxess Holdings Inc.	—	148
Marriott International, Inc. - Class A	2	183
Marsh & McLennan Companies, Inc.	4	408
Martin Marietta Materials Inc.	—	99
Marvell Technology Group Ltd	5	178
Masco Corporation	2	108
Masimo Corp. (a)	—	74
MasterCard Incorporated - Class A	7	1,995
Match Group, Inc. (a) (b)	—	40
Maxim Integrated Products, Inc.	2	120
McCormick & Co. Inc.	1	171
McDonald's Corporation	6	1,042
McKesson Corporation	1	192
Medical Properties Trust, Inc.	4	75
Merck & Co., Inc.	19	1,477
MetLife, Inc.	6	213
Mettler-Toledo International Inc. (a)	—	150
MGM Resorts International	4	62
Microchip Technology Incorporated	2	192
Micron Technology, Inc. (a)	8	437
Microsoft Corporation	55	11,098
Mid-America Apartment Communities, Inc.	1	103
Moderna, Inc. (a) (b)	2	110
Mohawk Industries Inc. (a)	—	49
Molina Healthcare, Inc. (a)	—	68
Molson Coors Beverage Company - Class B	1	49
Mondelez International, Inc. - Class A	11	550
MongoDB, Inc. - Class A (a)	—	70
Monster Beverage 1990 Corporation (a)	3	216
Moody's Corp.	1	346
Morgan Stanley	9	434
MOS Holdings Inc.	3	38
Motorola Solutions Inc.	1	179
MSCI Inc.	1	219
Mylan Holdings Ltd. (a)	4	66
NASDAQ Inc.	1	105
National Oilwell Varco, Inc.	3	40
National Retail Properties, Inc.	1	48
NetApp, Inc.	2	76
Netflix, Inc. (a)	3	1,504
Neurocrine Biosciences, Inc. (a)	1	82
Newell Brands Inc.	3	50
Newmont Corporation	6	376
News Corporation - Class A	3	34
NextEra Energy, Inc.	4	889
Nielsen Holdings plc	3	45
NIKE, Inc. - Class B	9	922
NiSource Inc.	3	69
Nordson Corp.	—	65
Norfolk Southern Corporation	2	341
Northern Trust Corp.	2	123
Northrop Grumman Systems Corp.	1	370
NortonLifelock Inc.	4	87
NRG Energy, Inc.	2	61
Nucor Corporation	2	95
NVIDIA Corporation	5	1,752
NVR, Inc. (a)	—	88
Occidental Petroleum Corporation	7	127
OGE Energy Corp.	2	49
Okta, Inc. - Class A (a)	1	172
Old Dominion Freight Line Inc.	1	128
Omega Healthcare Investors, Inc.	2	50
Omnicom Group Inc.	2	90
On Semiconductor Corporation (a)	3	60
ONEOK, Inc.	3	102
Oracle Corporation	17	940
O'Reilly Automotive, Inc. (a)	1	237
Otis Worldwide Corporation	3	173
Owens Corning Inc.	1	45
PACCAR Inc.	3	200
Packaging Corporation of America	1	68
Palo Alto Networks, Inc. (a)	1	174
Parker-Hannifin Corporation	1	176
Paychex Inc.	2	187
Paycom Software, Inc. (a)	—	120

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

239

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Paypal Holdings, Inc. (a)	8	1,471
People's United Financial Inc.	3	36
PepsiCo, Inc.	11	1,393
PerkinElmer Inc.	1	85
Perrigo Company Public Limited Company	1	53
Pfizer Inc.	42	1,363
Philip Morris International Inc.	12	825
Phillips 66	3	238
Pinnacle West Capital Corp.	1	67
Pinterest, Inc. - Class A (a)	3	60
Pioneer Natural Resources Co.	1	123
PPG Industries, Inc.	2	194
PPL Corporation	6	150
Principal Financial Group, Inc.	2	87
Procter & Gamble Co.	19	2,226
Progressive Corp.	4	359
ProLogis Inc.	6	521
Prudential Financial Inc.	3	188
PTC Inc. (a)	1	64
Public Service Enterprise Group Inc.	4	191
Public Storage	1	227
Pulte Homes Inc.	2	70
Qiagen N.V. (a)	2	70
Qorvo, Inc. (a)	1	94
Qualcomm Incorporated	9	789
Quest Diagnostics Incorporated	1	117
Ralph Lauren Corp. - Class A	—	31
Raymond James Financial Inc.	1	64
Raytheon BBN Technologies Corp.	11	702
Realty Income Corporation	2	148
Regency Centers Corp.	1	55
Regeneron Pharmaceuticals, Inc. (a)	1	408
Regions Financial Corporation	7	82
Reinsurance Group of America, Incorporated	—	39
Republic Services Inc.	2	140
ResMed Inc.	1	214
RingCentral, Inc. - Class A (a)	1	154
Robert Half International Inc.	1	48
Rockwell Automation Inc.	1	190
Roku Inc. - Class A (a)	1	76
Rollins Inc.	1	46
Roper Technologies, Inc.	1	316
Ross Stores Inc.	3	230
Royal Caribbean Cruises Ltd.	1	72
RPM International Inc.	1	75
S&P Global Inc.	2	607
Salesforce.Com, Inc. (a)	6	1,196
Sarepta Therapeutics, Inc. (a)	1	92
SBA Communications Corporation	1	251
Schlumberger Ltd.	10	190
Sealed Air Corporation	1	42
Seattle Genetics Inc. (a)	1	153
SEI Investments Co.	1	50
Sempra Energy	2	256
Sensata Technologies Holding PLC (a)	1	47
ServiceNow, Inc. (a)	1	577
Sherwin-Williams Co.	1	362
Signature Bank	—	46
Simon Property Group, Inc.	2	155
Sirius XM Holdings Inc.	8	50
Skyworks Solutions, Inc.	1	166
Slack Technologies, Inc. - Class A (a)	2	60
Snap Inc. - Class A (a)	6	152
Snap-On Inc.	—	51
Southwest Airlines Co.	1	39
Splunk Inc. (a)	1	236
Square, Inc. - Class A (a)	3	283
SS&C Technologies Holdings, Inc.	2	98
Stanley Black & Decker, Inc.	1	162
Starbucks Corporation	9	653
State Street Corporation	3	168
Steel Dynamics Inc.	2	40
Steris Limited	1	101
Stryker Corporation	3	459
Sun Communities Inc.	1	95
	Shares/Par[1]	Value ($)
SVB Financial Group (a)	—	89
Synchrony Financial	4	94
Synopsys Inc. (a)	1	227
Sysco Corp.	4	196
T. Rowe Price Group, Inc.	2	225
Take-Two Interactive Software Inc. (a)	1	121
Target Corporation	4	459
TD Ameritrade Holding Corporation	2	79
Teladoc Health, Inc. (a)	—	84
Teledyne Technologies Inc. (a)	—	87
Teleflex Incorporated	—	130
Teradyne Inc.	1	109
Tesla Inc. (a)	1	1,202
Texas Instruments Incorporated	7	898
Textron Inc.	2	56
The AES Corporation	5	69
The Allstate Corporation	2	236
The Bank of New York Mellon Corporation (c)	6	237
The Blackstone Group Inc.	5	293
The Boeing Company	4	737
The Carlyle Group, Inc. (b)	1	24
The Charles Schwab Corporation	9	298
The Clorox Company	1	211
The Coca-Cola Company	31	1,372
The Goldman Sachs Group, Inc.	3	495
The Hartford Financial Services Group, Inc.	3	102
The Home Depot, Inc.	8	2,060
The Kroger Co.	6	210
The PNC Financial Services Group, Inc.	3	344
The Southern Company	8	410
The Trade Desk, Inc. - Class A (a)	—	104
The Travelers Companies, Inc.	2	218
The Williams Companies, Inc.	9	178
Thermo Fisher Scientific Inc.	3	1,095
Tiffany & Co.	1	100
TJX Cos. Inc.	9	460
T-Mobile USA, Inc. (a)	4	420
Tractor Supply Co.	1	118
Tradeweb Markets Inc. - Class A	1	30
Trane Technologies Public Limited Company	2	159
TransDigm Group Inc.	—	168
TransUnion	1	122
Trimble Inc. (a)	2	81
Truist Financial Corporation	10	380
Twilio Inc. - Class A (a)	1	193
Twitter, Inc. (a)	6	173
Tyler Technologies Inc. (a)	—	104
Tyson Foods Inc. - Class A	2	130
U.S. Bancorp	10	378
Uber Technologies, Inc. (a)	7	202
UDR, Inc.	2	82
UGI Corp.	2	52
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	85
Union Pacific Corporation	5	884
United Parcel Service Inc. - Class B	5	586
United Rentals Inc. (a)	1	84
UnitedHealth Group Incorporated	7	2,109
Universal Health Services Inc. - Class B	1	56
Vail Resorts, Inc.	—	60
Valero Energy Corporation	3	185
Varian Medical Systems, Inc. (a)	1	87
Veeva Systems Inc. - Class A (a)	1	237
Ventas, Inc.	3	100
VEREIT, Inc.	8	50
VeriSign, Inc. (a)	1	169
Verisk Analytics, Inc.	1	203
Verizon Communications Inc.	31	1,718
Vertex Pharmaceuticals Incorporated (a)	2	565
VF Corp.	3	158
ViacomCBS Inc. - Class B	4	97
VICI Properties Inc.	4	72
Visa Inc. - Class A	13	2,485
Vistra Energy Corp.	3	60
VMware, Inc. - Class A (a)	1	96
Vornado Realty Trust	1	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

240

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Voya Financial, Inc.	1	46
Vulcan Materials Co.	1	117
W. R. Berkley Corporation	1	63
W. W. Grainger, Inc.	—	106
W.P. Carey Inc.	1	88
Wabtec Corp.	1	84
Walgreens Boots Alliance, Inc.	6	240
Walmart Inc.	11	1,288
Walt Disney Co.	14	1,517
Waste Connections, Inc.	2	186
Waste Management, Inc.	3	339
Waters Corp. (a)	—	88
Wayfair Inc. - Class A (a) (b)	—	95
WEC Energy Group Inc.	2	206
Wells Fargo & Company	29	755
Welltower Inc.	3	160
West Pharmaceutical Services Inc.	1	130
Western Digital Corporation	2	98
Western Union Co.	3	68
Westrock Company, Inc.	2	54
Weyerhaeuser Company	6	127
Whirlpool Corporation	—	61
Workday, Inc. - Class A (a)	1	237
Wynn Resorts Ltd.	1	57
Xcel Energy Inc.	4	244
Xilinx, Inc.	2	182
XPO Logistics Inc. (a)	1	53
Xylem Inc.	1	92
Yum! Brands, Inc.	2	202
Zebra Technologies Corp. - Class A (a)	—	108
Zillow Group, Inc. - Class C (a) (b)	1	55
Zimmer Biomet Holdings, Inc.	2	188
Zions Bancorp	1	39
Zoetis Inc. - Class A	4	492
Zoom Video Communications, Inc. - Class A (a)	1	173
		201,511
Japan 7.9%
ABC-Mart Inc.	—	18
Acom Co. Ltd.	4	14
Advantest Corporation	2	91
AEON Co. Ltd.	5	114
AEON Mall Co. Ltd.	1	9
Air Water Inc.	1	20
Aisin Seiki Co. Ltd.	1	38
Ajinomoto Co. Inc.	3	53
Alfresa Holdings Corp.	1	27
All Nippon Airways Co. Ltd. (a)	1	23
Amada Co. Ltd.	2	19
Aozora Bank, Ltd. (b)	1	19
Asahi Breweries Ltd. (b)	3	98
Asahi Glass Co. Ltd. (b)	1	37
Asahi Intecc Co., Ltd.	2	45
Asahi Kasei Corp.	10	80
Astellas Pharma Inc.	14	234
Bandai Namco Holdings Inc.	2	84
Bank of Kyoto Ltd.	1	18
Benesse Holdings Inc.	—	11
Bridgestone Corp. (b)	4	132
Brother Industries Ltd.	2	31
Calbee,Inc.	1	19
Canon Inc. (b)	8	153
Casio Computer Co. Ltd.	1	25
Central Japan Railway Co.	1	170
China Bank Ltd.	5	24
Chubu Electric Power Co. Inc.	5	64
Chugai Pharmaceutical Co. Ltd.	5	273
Chugoku Electric Power Co. Inc.	2	27
Coca-Cola Bottlers Japan Holdings Inc. (b)	1	20
Concordia Financial Group, Ltd.	9	29
COSMOS Pharmaceutical Corporation	—	15
CyberAgent Inc. (b)	1	39
Dai Nippon Printing Co. Ltd.	2	41
Daicel Corp.	2	12
Daifuke Co. Ltd.	1	70
	Shares/Par[1]	Value ($)
Dai-ichi Life Holdings, Inc.	8	96
Daiichi Sankyo Company, Ltd	4	351
Daikin Industries Ltd.	2	306
Dainippon Sumitomo Pharma Co. Ltd.	1	14
Daito Trust Construction Co. Ltd.	1	46
Daiwa House Industry Co. Ltd.	4	104
Daiwa House REIT Investment Corporation	—	35
Daiwa Securities Group Inc.	10	43
Denso Corp.	3	133
Dentsu Inc. (b)	2	43
Disco Corp.	—	48
East Japan Railway Co.	2	159
Eisai Co. Ltd.	2	151
Electric Power Development Co., Ltd.	1	25
Familymart Co., Ltd.	2	34
Fanuc Ltd.	1	252
Fast Retailing Co. Ltd.	—	229
Fuji Electric Holdings Co. Ltd.	1	27
FUJIFILM Holdings Corp.	3	120
Fujitsu Ltd.	2	176
Fukuoka Financial Group, Inc.	1	17
GLP J-REIT	—	33
GMO Payment Gateway, Inc.	—	31
Hakuhodo DY Holdings Incorporated	2	25
Hamamatsu Photonics KK (b)	1	48
Hankyu Hanshin Holdings Inc.	2	57
Hikari Tsushin Inc.	—	23
Hino Motors Ltd.	2	16
Hirose Electric Co. Ltd.	—	24
Hisamitsu Pharmaceutical Co. Inc. (b)	—	16
Hitachi Construction Machinery Co. Ltd.	1	19
Hitachi Ltd.	7	232
Hitachi Metals Ltd.	2	18
Honda Motor Co. Ltd.	12	312
Hoshizaki Corporation	—	34
Hoya Corp.	3	276
Hulic Co. Ltd. (b)	3	25
Idemitsu Kosan Co., Ltd.	2	34
Iida Group Holdings Co., Ltd.	1	14
Inpex Corporation	8	47
Isetan Mitsukoshi Holdings Ltd. (b)	3	18
Isuzu Motors Ltd.	4	36
ITO EN, LTD.	—	17
ITOCHU Corp.	10	224
ITOCHU Techno-Solutions Corporation	1	23
Japan Airlines Co., Ltd	1	18
Japan Airport Terminal Co. Ltd. (b)	—	17
Japan Exchange Group Inc.	4	90
Japan Post Bank Co., Ltd.	3	21
Japan Post Holdings Co., Ltd.	12	87
Japan Post Insurance Co., Ltd.	2	20
Japan Prime Realty Investment Corp. (b)	—	18
Japan Real Estate Investment Corp.	—	46
Japan Retail Fund Investment Corp.	—	28
Japan Tobacco Inc. (b)	9	173
JFE Holdings Inc.	4	29
JGC Holding Corporation	2	20
JS Group Corp.	2	27
JSR Corp.	2	29
JTEKT Corp.	2	12
JXTG Holdings, Inc.	24	87
Kajima Corp.	3	40
Kakaku.com Inc.	1	25
Kamigumi Co. Ltd.	1	20
Kansai Electric Power Co. Inc.	5	49
Kansai Paint Co. Ltd.	1	30
Kao Corp. (b)	4	293
Kawasaki Heavy Industries Ltd.	1	17
KDDI Corp.	13	378
Keihan Holdings Co. Ltd.	1	36
Keikyu Corp.	2	24
Keio Corp.	1	46
Keisei Electric Railway Co. Ltd.	1	34
Keyence Corp.	1	585
Kikkoman Corp.	1	53

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

241

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Kintetsu Corp.	1	58
Kirin Holdings Co. Ltd. (b)	6	129
Kobayashi Pharmaceutical Co. Ltd. (b)	—	35
Kobe Bussan Co., Ltd.	—	23
Koito Manufacturing Co. Ltd.	1	28
Komatsu Ltd.	7	133
Konami Corp.	1	23
Kose Corp.	—	24
Kubota Corp. (b)	8	117
Kuraray Co. Ltd. (b)	3	27
Kurita Water Industries Ltd.	1	19
Kyocera Corp.	3	136
Kyowa Kirin Co., Ltd. (b)	2	47
Kyushu Electric Power Co. Inc.	3	26
Kyushu Railway Company	1	29
Lasertec Corporation	1	48
Lawson Inc. (b)	—	20
Line Corporation (a)	—	20
Lion Corp. (b)	2	38
M3, Inc.	3	140
Makita Corp.	2	62
Marubeni Corp.	13	57
Marui Group Co. Ltd.	2	27
Maruichi Steel Tube Ltd.	1	12
Mazda Motor Corp.	4	25
McDonald's Holdings Co. Japan Ltd.	1	27
Mebuki Financial Group, Inc.	7	15
Medipal Holdings Corp.	1	25
Meiji Holdings Co., Ltd.	1	72
Mercari, Inc. (a)	1	15
Minebea Mitsumi Inc. (b)	3	47
MISUMI Group Inc.	2	55
Mitsubishi Chemical Holdings Corporation	10	58
Mitsubishi Corp.	10	219
Mitsubishi Electric Corp.	14	183
Mitsubishi Estate Co. Ltd.	9	134
Mitsubishi Gas Chemical Co. Inc.	1	20
Mitsubishi Heavy Industries Ltd. (b)	3	62
Mitsubishi Materials Corp.	1	21
Mitsubishi Motors Corp.	6	15
Mitsubishi UFJ Financial Group Inc.	92	362
Mitsubishi UFJ Lease & Finance Co. Ltd.	3	14
Mitsui & Co. Ltd.	13	185
Mitsui Chemicals Inc.	2	33
Mitsui Fudosan Co. Ltd.	7	125
Miura Co.,Ltd.	1	25
Mizuho Financial Group Inc.	183	224
MonotaRO Co., Ltd. (b)	1	36
MS&AD Insurance Group Holdings, Inc.	4	96
Murata Manufacturing Co. Ltd.	4	258
Nabtesco Corp.	1	25
Nagoya Railroad Co. Ltd.	1	39
NEC Corp.	2	86
NEC Electronics Corp. (a) (b)	6	29
NEXON Co.,Ltd.	4	81
NGK Insulators Ltd.	2	26
NGK Spark Plug Co. Ltd.	1	19
Nidec Corp.	3	227
Nihon M & A Center Inc.	1	41
Nikon Corp.	3	23
Nintendo Co. Ltd.	1	358
Nippon Building Fund Inc. (b)	—	51
Nippon Express Co. Ltd.	1	31
Nippon Meat Packers Inc.	1	28
Nippon Paint Co. Ltd. (b)	1	80
Nippon Shinyaku Co., Ltd.	—	25
Nippon Steel Corporation	6	56
Nippon Telegraph & Telephone Corp.	10	224
Nippon Yusen KK	1	14
Nissan Chemical Industries Ltd.	1	41
Nissan Motor Co., Ltd.	18	66
Nisshin Seifun Group Inc.	1	21
Nissin Foods Holdings Co. Ltd.	1	44
Nitori Co. Ltd. (b)	1	118
Nitto Denko Corp.	1	68
	Shares/Par[1]	Value ($)
Nomura Holdings Inc.	25	112
Nomura Real Estate Holdings, Inc.	1	20
Nomura Real Estate Master Fund. Inc.	—	37
Nomura Research Institute Ltd. (b)	3	71
NSK Ltd.	3	22
NTT Data Corp.	5	56
NTT DoCoMo Inc.	9	240
Obayashi Corp.	5	47
Obic Co. Ltd.	1	88
Odakyu Electric Railway Co. Ltd.	2	59
OJI Holdings Corp.	7	32
Olympus Corp.	9	175
Omron Corp.	1	94
Ono Pharmaceutical Co. Ltd.	3	78
Oracle Corp. Japan	—	36
Oriental Land Co. Ltd.	2	198
ORIX Corp.	10	122
Orix J-REIT Inc.	—	22
Osaka Gas Co. Ltd.	3	59
Otsuka Corp.	1	42
Otsuka Holdings Co., Ltd. (b)	3	131
Pan Pacific International Holdings Corporation	3	72
Panasonic Corp.	17	145
Park24 Co. Ltd.	1	17
PeptiDream Inc. (a)	1	28
Persol Holdings Co., Ltd.	1	18
Pigeon Corp. (b)	1	35
Pola Orbis Holdings Inc. (b)	1	14
Prologis	—	49
Rakuten Inc.	6	56
Recruit Holdings Co., Ltd.	10	327
Resona Holdings Inc.	16	55
Ricoh Co. Ltd.	6	40
Rinnai Corp.	—	25
Rohm Co. Ltd.	1	47
Ryohin Keikaku Co. Ltd.	2	29
Santen Pharmaceutical Co. Ltd.	3	53
SBI Holdings Inc.	2	39
SCSK Corporation	—	15
Secom Co. Ltd.	2	140
Sega Sammy Holdings Inc.	1	13
Seibu Holdings Inc.	2	18
Seiko Epson Corp.	2	22
Sekisui Chemical Co. Ltd.	3	37
Sekisui House Ltd.	5	93
Seven & I Holdings Co., Ltd.	6	189
Seven Bank, Ltd.	6	15
SG Holdings Co., Ltd.	1	36
Sharp Corp.	2	16
Shimadzu Corp.	2	43
Shimamura Co. Ltd.	—	14
Shimano Inc.	1	96
Shimizu Corp.	4	32
Shin-Etsu Chemical Co. Ltd.	3	316
Shinsei Bank Ltd. (b)	2	18
Shionogi & Co. Ltd.	2	131
Shiseido Co. Ltd.	3	197
Shizuoka Bank Ltd.	4	26
Showa Denko KK	1	22
SMC Corp.	—	205
Softbank Corp.	14	182
SoftBank Group Corp.	12	597
Sohgo Security Services Co. Ltd.	1	23
Sompo Holdings, Inc.	3	86
Sony Corp.	10	661
Sony Financial Holdings Inc.	1	29
Square Enix Holdings Co. Ltd.	1	30
Stanley Electric Co. Ltd.	1	26
Subaru Corp. NPV	5	100
SUMCO Corporation (b)	2	26
Sumitomo Chemical Co. Ltd.	11	33
Sumitomo Corp.	9	103
Sumitomo Electric Industries Ltd.	6	67
Sumitomo Heavy Industries Ltd.	1	22
Sumitomo Metal Mining Co. Ltd.	2	48

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

242

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Sumitomo Mitsui Financial Group Inc. (b)	10	278
Sumitomo Mitsui Trust Holdings Inc.	2	67
Sumitomo Realty & Development Co. Ltd.	2	63
Sumitomo Rubber Industries Inc. (b)	1	13
Sundrug Co. Ltd.	1	17
Suntory Beverage & Food Limited (b)	1	43
Suzuken Co. Ltd.	1	22
Suzuki Motor Corp.	3	98
Sysmex Corp.	1	99
T&D Holdings Inc.	5	38
Taiheiyo Cement Corp.	1	26
Taisei Corp.	2	55
Taisho Pharmaceutical Holdings Company Ltd.	—	18
Taiyo Nippon Sanso Corp.	1	20
Takeda Pharmaceutical Co. Ltd.	12	429
TDK Corp.	1	99
Teijin Ltd.	1	21
Terumo Corp.	5	186
THK Co. Ltd.	1	20
TIS Inc.	1	30
Tobu Railway Co. Ltd.	1	46
Toho Co. Ltd.	1	29
Toho Gas Co. Ltd.	1	30
Tohoku Electric Power Co. Inc.	4	33
Tokio Marine Holdings Inc.	5	209
Tokyo Century Corp. (b)	—	15
Tokyo Electric Power Co. Holdings Inc. (a)	12	36
Tokyo Electron Ltd.	1	272
Tokyo Gas Co. Ltd.	3	69
Tokyu Corp.	4	53
Tokyu Fudosan Holdings Corporation	5	22
Toppan Printing Co. Ltd.	2	33
Toray Industries Inc.	10	48
Toshiba Corp.	3	93
Tosoh Corp.	2	29
TOTO Ltd.	1	42
Toyo Suisan Kaisha Ltd.	1	34
Toyoda Gosei Co. Ltd.	1	13
Toyota Industries Corp.	1	58
Toyota Motor Corp.	16	1,003
Toyota Tsusho Corp.	2	41
Trend Micro Inc.	1	56
TSURUHA Holdings ,Inc. (b)	—	41
Unicharm Corp.	3	127
United Urban Investment Corp.	—	24
USS Co. Ltd.	2	24
Welcia Holdings Co.,Ltd.	—	32
West Japan Railway Co.	1	67
Yahoo! Japan Corp.	20	100
Yakult Honsha Co. Ltd.	1	53
Yamada Denki Co. Ltd.	4	21
Yamaha Corp.	1	47
Yamaha Motor Co. Ltd.	2	31
Yamato Holdings Co. Ltd. (b)	2	50
Yamazaki Baking Co. Ltd.	1	14
Yaskawa Electric Corp.	2	63
Yokogawa Electric Corp. (b)	2	25
Yokohama Rubber Co. Ltd. (b)	1	16
ZOZO, Inc.	1	13
		25,180
United Kingdom 4.7%
3i Group plc	8	79
Admiral Group PLC	1	43
Anglo American PLC	9	214
Antofagasta PLC	3	32
AON Public Limited Company	2	354
Ashtead Group Public Limited Company	3	117
Associated British Foods PLC	3	66
AstraZeneca PLC	10	1,043
Auto Trader Group PLC	7	48
AVEVA Group plc	—	21
Aviva PLC	30	101
BAE Systems PLC	25	148
Barclays PLC	130	186
	Shares/Par[1]	Value ($)
Barratt Developments P L C	8	50
BP P.L.C.	152	584
British American Tobacco P.L.C.	17	670
BT Group Plc	66	94
Bunzl Public Limited Company	2	66
Burberry Group PLC	3	66
Carnival Plc (b)	3	56
Coca-Cola European Partners PLC	2	59
Coca-Cola HBC AG	2	41
Compass Group PLC	13	186
Croda International Public Limited Company	1	62
DCC Public Limited Company	1	67
Diageo PLC	18	588
Direct Line Insurance Limited	10	35
Evraz PLC	3	12
Experian PLC	7	238
Ferguson PLC	2	139
Fiat Chrysler Automobiles N.V. (a)	9	88
GlaxoSmithKline PLC	38	768
GVC Holdings PLC	4	41
Halma Public Limited Company	3	85
Hargreaves Lansdown PLC	2	47
Hikma Pharmaceuticals Public Limited Company	1	25
HSBC Holdings PLC	154	721
IHS Markit Ltd.	3	213
Imperial Brands PLC	7	138
Informa Switzerland Limited	10	61
InterContinental Hotels Group PLC	1	56
Intertek Group Plc	1	85
ITV Plc	28	26
J Sainsbury PLC	15	38
JD Sports Fashion Plc	3	22
Johnson Matthey PLC	2	40
Kingfisher Plc	15	41
Land Securities Group PLC	6	40
Legal & General Group PLC	44	120
Liberty Global PLC - Class A (a)	1	27
Liberty Global PLC - Class C (a)	3	71
Linde Public Limited Company	4	857
Lloyds Banking Group PLC	562	218
London Stock Exchange Group PLC	2	248
M&G PLC	21	43
Melrose Holdings Limited	38	55
Mondi plc	4	71
National Grid PLC	27	330
Next PLC	1	59
Ocado Group PLC (a)	4	90
Pearson PLC	6	44
Persimmon Public Limited Company	3	72
Prudential Public Limited Company (c)	20	297
Reckitt Benckiser Group PLC	5	493
Relx PLC	15	339
Rentokil Initial PLC	14	92
Rio Tinto PLC	8	478
Rolls-Royce Holdings plc (a)	14	48
RSA Insurance Group PLC	8	41
Schroders PLC	1	33
SEGRO Public Limited Company	8	92
Severn Trent PLC	2	56
Smith & Nephew PLC	7	125
Smiths Group PLC	3	55
Spirax-Sarco Engineering PLC	1	71
SSE PLC	8	133
St. James's Place PLC	4	50
Standard Chartered PLC	20	110
Standard Life Aberdeen PLC	17	56
Taylor Wimpey PLC	26	46
Tesco PLC	75	213
The Berkeley Group Holdings PLC	1	47
The British Land Company Public Limited Company	7	33
The Royal Bank of Scotland Group Public Limited Company	38	58
The Sage Group PLC.	9	73
Unilever N.V.	11	585
Unilever PLC	9	479

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

243

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
United Utilities Group PLC	5	60
Vodafone Group Public Limited Company	204	326
Whitbread PLC	2	44
Willis Towers Watson Public Limited Company	1	196
WM Morrison Supermarkets P L C	17	41
WPP 2012 Limited	10	78
		15,153
Switzerland 3.4%
ABB Ltd.	14	315
Adecco Group AG	1	56
Alcon AG (a)	4	212
Baloise Holding AG	—	54
Banque Cantonale Vaudoise	—	19
Barry Callebaut AG	—	46
Clariant AG	1	27
Compagnie Financiere Richemont SA	4	250
Credit Suisse Group AG	19	195
EMS-Chemie Holding AG	—	47
Garmin Ltd.	1	98
Geberit AG	—	142
Givaudan SA	—	258
Glencore PLC	77	164
Julius Bar Gruppe AG	2	74
Kühne + Nagel International AG (a)	—	72
LafargeHolcim Ltd.	4	176
Lindt & Spruengli AG	—	86
Logitech International S.A.	1	68
Lonza Group AG	1	297
Nestle SA	22	2,489
Novartis AG	16	1,417
Pargesa Holding SA	—	19
Partners Group Holding AG	—	125
Roche Holding AG	5	1,835
Schindler Holding AG	—	35
SGS SA	—	116
Sika AG	1	189
Sonova Holding AG	—	88
STMicroelectronics NV	5	134
Straumann Holding AG	—	73
Swatch Group AG	—	13
Swatch Group AG	—	48
Swiss Life Holding AG	—	88
Swiss Prime Site AG	1	54
Swiss Re AG	2	176
Swisscom AG (b)	—	107
TE Connectivity Ltd.	3	204
Temenos Group AG	—	78
UBS Group AG	28	327
Vifor Pharma Management AG	—	51
Zurich Insurance Group AG	1	404
		10,726
France 3.2%
Accor SA (a)	1	40
Aeroports de Paris	—	23
Alstom	1	64
Amundi (a)	—	34
Arkema	1	51
AtoS SE (a)	1	64
AXA SA	14	305
Biomerieux SA	—	42
BNP Paribas SA	8	336
Bollore SA	8	25
Bouygues SA (a)	2	59
Bureau Veritas (a)	2	52
Capgemini SA	1	137
Carrefour SA	5	72
Casino Guichard Perrachon SA (a)	—	10
Cie de Saint-Gobain (a)	4	136
Cie Generale d'Optique Essilor International SA	2	276
CNP Assurances SA (a)	2	18
Compagnie Generale des Etablissements Michelin (b)	1	135
Covivio	—	29
Credit Agricole SA	8	81
	Shares/Par[1]	Value ($)
Danone (a)	5	327
Dassault Aviation SA (a)	—	20
Dassault Systemes SA	1	176
EDENRED	2	77
Eiffage (a)	1	53
Electricite de France	4	41
Engie (a)	14	171
Eurazeo SA (a)	—	16
Eurofins Scientific SE	—	62
Faurecia (a)	1	22
Gecina SA	—	47
Getlink S.E. (a)	4	52
Hermes International SCA	—	199
Icade SA	—	15
Iliad SA	—	19
Ingenico Group	—	74
IPSEN	—	29
JC Decaux SA (a)	1	12
Kering SA	1	315
Klepierre	1	30
La Francaise Des Jeux	1	17
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	518
Legrand SA	2	153
L'Oreal SA	2	610
LVMH Moet Hennessy Louis Vuitton SE	2	935
Natixis (a)	8	22
Orange SA (b)	15	185
Orpea	—	38
Pernod-Ricard SA	2	258
Peugeot SA (a)	4	72
Publicis Groupe SA	2	55
Remy Cointreau SA (b)	—	20
Renault SA (a)	2	41
Safran (a)	2	243
Sanofi SA	9	876
Sartorius Stedim Biotech	—	55
Schneider Electric SE (a)	4	472
SCOR (a)	1	30
SEB SA	—	33
Societe Generale SA	6	101
Sodexo SA	1	48
SUEZ	3	32
Teleperformance	—	116
Thales SA	1	67
Total SA	19	718
Ubisoft Entertainment (a)	1	54
Valeo	2	45
Veolia Environnement	4	92
VINCI	4	356
Vivendi SA	6	163
Wendel SA	—	18
Worldline (a)	1	86
		10,275
Canada 3.2%
Agnico Eagle Mines Limited	2	116
Air Canada (a)	1	10
Algonquin Power & Utilities Corp. (b)	4	52
Alimentation Couche-Tard Inc.	7	210
AltaGas Ltd. (b)	2	24
ATCO Ltd. - Class I	1	21
B2Gold Corp.	7	37
Bank of Montreal	5	261
Barrick Gold Corp.	13	358
BCE Inc.	1	50
BlackBerry Limited (a)	5	22
Brookfield Asset Management Inc. - Class A	10	331
CAE Inc.	2	34
Cameco Corp.	3	29
Canadian Apartment Properties REIT	1	18
Canadian Imperial Bank of Commerce	3	227
Canadian National Railway Co.	5	475
Canadian Natural Resources Ltd.	9	151
Canadian Pacific Railway Ltd.	1	254
Canadian Tire Corporation, Limited - Class A (b)	—	35

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

244

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Canadian Utilities Limited - Class A	1	22
Canopy Growth Corporation (a) (b)	2	28
CCL Industries Inc. - Class B	1	36
Cenovus Energy Inc.	9	40
CGI Inc. (a)	2	120
CI Financial Corp.	2	24
Constellation Software Inc.	—	113
Cronos Group Inc. (a) (b)	2	10
Dollarama Inc.	2	70
Emera Inc.	2	75
Empire Company Limited - Class A	1	31
Enbridge Inc.	15	462
Fairfax Financial Holdings Ltd.	—	62
First Capital Realty Inc.	1	6
First Quantum Minerals Ltd	4	32
Fortis Inc.	3	129
Franco-Nevada Corporation	1	196
George Weston Ltd.	1	45
Gildan Activewear Inc.	2	26
Great-West Lifeco Inc.	2	37
Hydro One Limited (b)	3	51
iA Financial Corporation Inc.	1	27
IGM Financial Inc. (b)	1	19
Imperial Oil Ltd.	2	35
Intact Financial Corporation	1	105
Inter Pipeline Ltd. (b)	3	32
Keyera Corp. (b)	2	26
Kinross Gold Corporation (a)	9	68
Kirkland Lake Gold Ltd.	2	86
Loblaw Cos. Ltd.	1	68
Lululemon Athletica Inc. (a)	1	290
Lundin Mining Corp.	5	25
Magna International Inc.	2	98
Manulife Financial Corp.	15	204
Metro Inc.	2	77
National Bank of Canada (b)	3	113
Nutrien Ltd. (b)	4	140
ONEX Corporation	1	32
Open Text Corporation	2	85
Pan American Silver Corp.	1	39
Parkland Corporation (b)	1	25
Pembina Pipeline Corporation	4	105
Power Corporation of Canada (b)	4	74
Quebecor Inc. - Class B	1	26
Restaurant Brands International Limited Partnership	2	120
RioCan REIT	1	12
Ritchie Bros. Auctioneers Incorporated	1	28
Rogers Communications Inc. - Class B	3	113
Royal Bank of Canada	11	733
Saputo Inc.	2	45
Shaw Communications Inc. - Class B	4	62
Shopify Inc. - Class A (a)	1	760
SmartCentres Real Estate Investment Trust	1	9
Sun Life Financial Inc.	5	165
Suncor Energy Inc.	12	194
TC Energy Corporation	7	303
Teck Resources Ltd. - Class B	4	43
TELUS Corp.	3	50
The Bank of Nova Scotia	9	377
The Toronto-Dominion Bank	14	611
Thomson Reuters Corporation	1	91
TMX Group Limited	—	40
Wheaton Precious Metals Corp. (b)	3	150
WSP Canada Inc.	1	49
Yamana Gold Inc.	6	33
		10,117
Germany 2.7%
Adidas AG (a)	1	382
Allianz SE	3	644
Aroundtown SA	9	53
BASF SE	7	394
Bayer AG	7	553
Bayerische Motoren Werke AG	3	161
Beiersdorf AG	1	88
	Shares/Par[1]	Value ($)
Brenntag AG	1	59
Carl Zeiss Meditec AG (a)	—	26
Ceconomy AG	2	16
Continental AG (a)	1	86
Covestro AG (a)	1	55
Daimler AG (a)	7	268
Delivery Hero SE (a)	1	100
Deutsche Bank Aktiengesellschaft (a)	15	141
Deutsche Boerse AG	1	266
Deutsche Lufthansa AG (a)	2	21
Deutsche Post AG (a)	8	277
Deutsche Telekom AG	25	425
Dresdner Bank AG (a)	8	38
DW Property Invest GmbH	3	114
E.ON SE	17	190
Evonik Industries AG	1	37
Fraport AG Frankfurt Airport Services Worldwide (a)	—	16
Fresenius Medical Care AG & Co. KGaA (a)	2	136
Fresenius SE & Co. KGaA (a)	3	159
GEA Group AG	1	36
Hannover Rueck SE	—	84
HeidelbergCement AG	1	63
Henkel AG & Co. KGaA	1	66
Hochtief AG	—	15
Infineon Technologies AG	9	221
Kion Group AG (a)	1	32
Knorr - Bremse Aktiengesellschaft	—	32
LANXESS Aktiengesellschaft (a)	1	33
LEG Immobilien AG (a)	—	55
Merck KGaA	1	120
MTU Aero Engines AG (a)	—	71
Muenchener Rueckversicherungs AG	1	289
Nemetschek SE	—	25
Puma SE (a)	1	50
RWE AG	4	155
SAP SE	8	1,113
Scout24 Holding GmbH	1	53
Siemens AG	6	687
Siemens Healthineers AG	1	59
Symrise AG	1	119
TeamViewer AG (a)	1	45
Telefonica Deutschland Holding AG	7	20
ThyssenKrupp AG (a)	3	23
Uniper SE	2	51
United Internet AG	1	31
Volkswagen AG (a)	—	39
Vonovia SE	4	236
Zalando SE (a)	1	80
		8,608
Australia 2.2%
Afterpay Limited (a)	1	57
AGL Energy Limited	5	55
Amcor Ltd.	11	109
AMP Ltd. (a)	26	34
Ampol Limited	2	39
APA Group	9	69
Aristocrat Leisure Ltd.	4	80
ASX Ltd.	1	85
Aurizon Holdings Limited	16	53
AusNet Services Holdings Pty Ltd	17	19
Australia & New Zealand Banking Group Ltd.	22	283
BHP Group PLC (b)	16	329
BHP Group PLC	22	555
BlueScope Steel Ltd.	4	31
Brambles Limited	12	94
CIMIC Group Limited	1	15
Coca-Cola Amatil Ltd.	4	26
Cochlear Ltd.	—	61
Coles Group Limited	10	119
Commonwealth Bank of Australia	13	646
Computershare Ltd.	4	34
Crown Resorts Limited	3	18
CSL Ltd.	3	681
DEXUS Funds Management Limited	8	51

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

245

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Evolution Mining Limited	10	40
Fortescue Metals Group Ltd.	13	121
Goodman Funding Pty Ltd	12	129
GPT Group	16	47
Insurance Australia Group Ltd.	18	73
LendLease Corp. Ltd.	4	37
Macquarie Group Limited	3	211
Magellan Financial Group Ltd	1	39
Medibank Private Limited	22	45
Mirvac Group	30	45
National Australia Bank Ltd.	24	306
Newcrest Mining Ltd.	6	128
Northern Star Resources Ltd.	5	44
Oil Search Ltd.	14	32
Orica Ltd.	3	33
Origin Energy Ltd.	13	52
Qantas Airways Ltd.	5	13
QBE Insurance Group Ltd.	11	66
Ramsay Health Care Ltd.	1	61
REA Group Ltd. (b)	—	28
Rio Tinto Ltd.	3	193
Santos Ltd.	13	47
Scentre Group Limited	43	65
SEEK Limited	2	38
Sonic Health Care Ltd.	4	76
South32 Limited	41	58
Stockland	19	44
Suncorp Group Ltd.	10	63
Sydney Airport Corporation Limited	8	33
Tabcorp Holdings Ltd.	16	37
Telstra Corp. Ltd.	31	67
TPG Telecom Ltd (a)	3	21
Transurban Group	21	204
Treasury Wine Estates Limited	5	38
Tuas Ltd (a)	2	1
Vicinity Centres RE Ltd	26	26
Washington H Soul Pattinson & Co. Ltd.	1	9
Wesfarmers Ltd.	8	264
Westpac Banking Corporation	28	342
Wisetech Global Limited (b)	1	13
Woodside Petroleum Ltd.	7	113
Woolworths Group Ltd.	9	243
		7,088
Netherlands 1.7%
ABN AMRO Bank N.V. - CVA	4	32
Adyen B.V. (a)	—	187
Aegon NV	15	45
Airbus SE (a)	5	322
Akzo Nobel N.V.	2	138
Altice N.V. (a)	4	17
ASML Holding	3	1,191
CNH Industrial N.V. (a)	8	54
Heineken Holding N.V.	1	73
Heineken NV	2	184
ING Groep N.V.	29	203
Just Eat Takeaway.Com N.V. (a)	1	93
Koninklijke Ahold Delhaize N.V.	8	232
Koninklijke DSM N.V.	1	184
Koninklijke KPN N.V.	29	76
Koninklijke Philips N.V. (a)	7	317
Koninklijke Vopak N.V.	—	26
LyondellBasell Industries N.V. - Class A	2	131
NN Group N.V.	2	80
NXP Semiconductors N.V.	2	237
Prosus N.V. (a)	4	340
Randstad NV	1	41
Royal Dutch Shell PLC - Class A	31	496
Royal Dutch Shell PLC - Class B	28	429
Unibail-Rodamco SE (b)	1	61
Wolters Kluwer NV	2	164
		5,353
Hong Kong 1.0%
AIA Group Limited	91	854
ASM Pacific Technology Ltd.	2	26
	Shares/Par[1]	Value ($)
Bank of East Asia Ltd.	11	26
BOC Hong Kong Holdings Ltd.	28	90
Budweiser Brewing Company APAC Limited	13	37
CK Asset Holdings Limited	20	116
CK Hutchison Holdings Limited	20	132
CK Infrastructure Holdings Limited	5	26
CLP Holdings Ltd.	13	122
Dairy Farm International Holdings Ltd.	2	11
Galaxy Entertainment Group Ltd.	17	116
Hang Lung Properties Ltd.	14	34
Hang Seng Bank Ltd.	6	98
Henderson Land Development Co. Ltd.	11	43
HK Electric Investments Limited	23	24
HKT Trust	28	41
Hong Kong & China Gas Co. Ltd.	81	125
Hong Kong Exchanges & Clearing Ltd.	9	383
Hongkong Land Holdings Ltd.	9	39
Jardine Matheson Holdings Ltd.	2	71
Kerry Properties Ltd.	6	16
Link Real Estate Investment Trust	16	133
Melco Resorts & Entertainment Ltd. - ADR	2	28
MTR Corp.	12	64
New World Development Company Limited (a)	11	53
NWS Holdings Ltd.	14	12
PCCW Ltd.	28	16
Power Assets Holdings Ltd.	11	60
Sino Land Co.	24	30
SJM Holdings Limited	18	20
Sun Hung Kai Properties Ltd.	10	128
Swire Pacific Ltd. - Class A	4	22
Swire Properties Limited	8	20
Techtronic Industries Company Limited	10	99
WH Group Limited	72	63
Wharf Real Estate Investment Company Limited (b)	8	38
		3,216
Sweden 0.9%
Aktiebolaget Electrolux - Class B	2	30
Aktiebolaget Industrivarden - Class C (a)	1	27
Aktiebolaget SKF - Class B	3	55
Aktiebolaget Volvo - Class B (a)	11	174
Alfa Laval AB (a)	2	50
Assa Abloy AB - Class B	8	157
Atlas Copco Aktiebolag - Class A	5	219
Atlas Copco Aktiebolag - Class B	3	114
Boliden AB	2	51
Epiroc Aktiebolag - Class A	5	65
Epiroc Aktiebolag - Class B	3	33
EQT AB (b) (d)	1	27
Essity Aktiebolag (publ) - Class B (a)	5	149
Evolution Gaming Group AB (publ)	1	48
Hennes & Mauritz AB - Class B	6	92
Hexagon Aktiebolag - Class B (a)	2	121
Husqvarna Aktiebolag - Class B	4	31
ICA Gruppen Aktiebolag	1	34
Investmentaktiebolaget Latour	1	17
Investor AB - Class B	3	185
Kinnevik Media Holding AB	2	50
L E Lundbergforetagen AB - Series B (a)	1	24
Lundin Petroleum AB (b)	1	34
NIBE Industrier AB (a)	2	44
Nordea Bank ABP	24	170
Sandvik AB (a)	8	161
Securitas AB - Class B (a)	2	31
Skandinaviska Enskilda Banken AB - Class A (a)	13	110
Skanska AB - Class B	3	54
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	4	45
Svenska Handelsbanken AB - Class A (a)	12	114
Swedbank AB - Class A (a)	7	90
Swedish Match AB	1	91
Tele2 AB - Class B	4	53
Telefonaktiebolaget LM Ericsson - Class B	22	208
Telia Co. AB	19	73
		3,031

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

246

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Ireland 0.9%
Accenture Public Limited Company - Class A	5	1,033
Allegion Public Limited Company	1	76
CRH Plc	6	209
Flutter Entertainment Public Limited Company (a)	—	50
Flutter Entertainment Public Limited Company	1	83
James Hardie Industries Public Limited Company - CDI	3	65
Kerry Group Plc - Class A	1	151
Kingspan Group Plc	1	73
Medtronic Public Limited Company	10	931
Pentair Public Limited Company	1	50
Seagate Technology Public Limited Company	2	87
Smurfit Kappa Funding Designated Activity Company	2	62
		2,870
Spain 0.7%
ACS, Actividades de Construccion y Servicios, S.A. (b)	2	46
AENA, S.M.E., S.A. (a)	1	71
Amadeus IT Group SA	3	173
Banco Bilbao Vizcaya Argentaria SA	50	174
Banco Santander, S.A.	124	305
Bankinter SA	6	29
CaixaBank, S.A.	28	60
Cellnex Telecom, S.A.	2	120
Enagas SA (b)	2	42
Endesa SA (b)	3	62
Ferrovial, S.A.	4	104
Grifols, S.A. - Class A	2	67
Iberdrola, Sociedad Anonima	44	506
Industria de Diseno Textil, S.A.	8	220
MAPFRE, S.A.	10	17
Naturgy Energy Group SA (b)	2	42
Red Electrica Corporacion, S.A. (b)	3	59
Repsol SA	11	95
Siemens Gamesa Renewable Energy, S.A. (a)	2	30
Telefonica SA	36	172
		2,394
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	29
A P Moller - Maersk A/S - Class B	—	62
Ambu A/S (b)	1	32
Carlsberg A/S - Class B	1	113
Chr. Hansen Holding A/S	1	84
Coloplast A/S - Class B	1	139
Danske Bank A/S (a)	5	66
Demant A/S (a) (b)	1	23
DSV Panalpina A/S	2	199
Genmab A/S (a)	—	166
GN Store Nord A/S	1	43
H Lundbeck A/S	1	23
Novo Nordisk A/S - Class B	13	873
Novozymes A/S - Class B	2	93
Orsted A/S	1	168
Pandora A/S	1	40
Tryg A/S	1	30
Vestas Wind Systems A/S	2	154
		2,337
Italy 0.7%
Assicurazioni Generali SpA	8	127
Atlantia SpA (a)	4	63
Davide Campari-Milano S.p.A.	5	40
DiaSorin S.p.A. (b)	—	30
Enel SpA	61	532
ENI SpA	20	189
Exor Nederland N.V.	1	50
Ferrari N.V.	1	164
Finecobank Banca Fineco SPA (a)	5	62
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	2	15
Intesa Sanpaolo SpA (a)	113	217
Leonardo S.p.A.	3	20
Mediobanca SpA	5	37
Moncler S.p.A. (a)	1	56
	Shares/Par[1]	Value ($)
Nexi Spa (a)	2	41
Pirelli & C. S.p.A. (a)	3	12
Poste Italiane - Societa' Per Azioni	4	35
Prysmian S.p.A.	2	43
Recordati Industria Chimica E Farmaceutica S.p.A.	1	38
Snam Rete Gas SpA	15	73
Telecom Italia SpA	55	21
Telecom Italia SpA	80	31
Terna – Rete Elettrica Nazionale S.p.A.	10	71
UniCredit S.p.A. (a)	15	142
		2,109
Singapore 0.3%
Ascendas REIT	22	51
CapitaLand Commercial Trust	23	28
CapitaLand Ltd.	20	42
CapitaMall Trust	22	32
City Developments Ltd.	4	22
DBS Group Holdings Ltd.	14	204
Genting Singapore Limited	41	22
Jardine Cycle & Carriage Ltd.	1	13
Keppel Corporation Limited (b)	11	49
Mapletree Commercial Trust Management Ltd. (e)	13	18
Mapletree Logistics Trust Management Ltd.	17	23
Oversea-Chinese Banking Corporation Limited	26	167
Singapore Airlines Ltd.	12	32
Singapore Exchange Ltd.	6	36
Singapore Technologies Engineering Ltd.	10	25
Singapore Telecommunications Limited	64	114
Suntec Real Estate Investment Trust	16	16
United Overseas Bank Ltd.	9	131
UOL Group Ltd.	3	15
Venture Corp. Ltd.	2	22
Wilmar International Limited	14	42
Yangzijiang Shipbuilding (Holdings) Ltd.	21	14
		1,118
Finland 0.3%
Elisa Oyj	1	68
Fortum Oyj	3	62
Kone Corporation - Class B	3	178
Neste Oyj	3	129
Nokia Oyj	42	185
Orion Oyj - Class B	1	37
Sampo Oyj - Class A	4	123
Stora Enso Oyj - Class R	5	55
UPM-Kymmene Oyj	4	118
Wartsila Oyj	4	30
		985
Belgium 0.3%
ageas SA/NV	1	47
Anheuser-Busch InBev	6	284
Colruyt SA	—	20
Elia Group	—	21
Galapagos (a)	—	60
Groupe Bruxelles Lambert SA	1	54
KBC Groep NV	2	114
Proximus	1	22
Sofina	—	26
Solvay SA	1	49
Telenet Group Holding	—	12
UCB SA	1	112
Umicore	2	72
		893
Israel 0.2%
Azrieli Group Ltd.	—	18
Bank Hapoalim BM	8	50
Bank Leumi Le-Israel BM	12	59
Check Point Software Technologies Ltd (a)	1	96
CyberArk Software Ltd. (a)	—	24
Elbit Systems Ltd.	—	23
Israel Chemicals Ltd.	5	16
Israel Discount Bank Ltd. - Class A	8	23
Mizrahi Tefahot Bank Ltd.	1	17
Nice Ltd. (a)	—	92

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

247

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Teva Pharmaceutical Industries Ltd - ADR (a)	8	103
Wix.Com Ltd. (a)	—	91
		612
Norway 0.2%
DNB Bank ASA (a)	7	93
Equinor ASA	8	109
Gjensidige Forsikring ASA (a)	1	26
Mowi ASA	3	61
Norsk Hydro ASA	9	25
Orkla ASA	6	49
Schibsted ASA - Class B (a)	1	19
Telenor ASA	6	82
Yara International ASA	1	49
		513
Argentina 0.1%
MercadoLibre S.R.L (a)	—	330
New Zealand 0.1%
a2 Milk Co. Ltd. (a)	6	72
Auckland International Airport Limited	9	38
Fisher & Paykel Healthcare Corp.	4	102
Mercury NZ Limited	4	14
Meridian Energy Limited	9	29
Ryman Healthcare Ltd.	3	25
Spark New Zealand Ltd.	14	40
		320
Austria 0.1%
Andritz AG (a)	1	24
Erste Group Bank AG	2	47
OMV AG (a)	1	39
Raiffeisen Bank International AG	1	24
Verbund AG (b)	1	23
Voestalpine AG	1	22
		179
Portugal 0.1%
Energias de Portugal SA	20	94
Galp Energia, SGPS, S.A.	4	48
Jeronimo Martins, SGPS, S.A. (a)	2	32
		174
Bermuda 0.0%
Arch Capital Group Ltd. (a)	3	89
RenaissanceRe Holdings Ltd	—	63
		152
Luxembourg 0.0%
ArcelorMittal (a)	5	52
SES S.A. - FDR	3	19
Tenaris SA	3	22
		93
Macau 0.0%
Sands China Ltd.	18	71
Wynn Macau, Limited	10	18
		89
China 0.0%
BeiGene, Ltd. - ADR (a)	—	58
United Arab Emirates 0.0%
NMC Health PLC (f)	1	—
Total Common Stocks (cost $282,497)		315,484
PREFERRED STOCKS 0.2%
Germany 0.2%
Bayerische Motoren Werke AG	—	24
Fuchs Petrolub SE	1	25
Henkel AG & Co. KGaA (g)	1	122
Porsche Automobil Holding SE (g)	1	64
Sartorius AG	—	87
Volkswagen AG (a) (g)	1	218
		540
Switzerland 0.0%
Lindt & Spruengli AG (g)	—	66
Schindler Holding AG (g)	—	72
		138
Total Preferred Stocks (cost $721)		678
	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Spain 0.0%
ACS, Actividades de Construccion y Servicios, S.A. (a)	2	3
Repsol, S.A. (a) (b)	11	5
Telefonica SA (a) (b)	36	7
		15
United States of America 0.0%
T-Mobile USA, Inc. (a)	3	1
Total Rights (cost $17)		16
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (h)	3,205	3,205
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (h)	2,523	2,523
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (i) (j)	325	325
Total Short Term Investments (cost $6,053)		6,053
Total Investments 100.6% (cost $289,288)		322,231
Other Derivative Instruments 0.0%		36
Other Assets and Liabilities, Net (0.6)%		(2,103)
Total Net Assets 100.0%		320,164

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Investment in affiliate.

(d)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $27 and 0.0% of the Fund.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  Convertible security.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(i)   All or a portion of the security is pledged or segregated as collateral.

(j)  The coupon rate represents the yield to maturity.

JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.2%
Real Estate 99.2%
Acadia Realty Trust	8	107
Agree Realty Corporation	4	286
Alexander & Baldwin, LLC	7	82
Alexander's, Inc.	—	54
Alexandria Real Estate Equities, Inc.	12	1,921
American Assets Trust, Inc.	5	140
American Campus Communities, Inc.	13	462
American Finance Trust, Inc. - Class A	11	85
American Homes 4 Rent - Class A	26	698
American Tower Corporation	43	11,067
Americold Realty Trust	19	699
Apartment Investment and Management Company - Class A	14	541
Apple Hospitality REIT, Inc.	21	200
Armada Hoffler Properties, Inc.	5	50
AvalonBay Communities, Inc.	14	2,099
Boston Properties Inc.	14	1,287
Brandywine Realty Trust	17	190
Brixmor Property Group Inc.	29	371
Camden Property Trust	9	859
Caretrust REIT, Inc.	9	162

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

248

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Catchmark Timber Trust, Inc. - Class A	4	39
CBRE Group, Inc. - Class A (a)	32	1,467
Chatham Lodging Trust	5	32
City Office REIT, Inc.	5	51
Colony Capital, Inc. - Class A	46	111
Columbia Property Trust Inc.	11	149
Community Healthcare Trust Incorporated	2	85
CoreCivic, Inc.	12	110
CoreSite Realty Corporation	4	444
Corporate Office Properties Trust	11	274
Cousins Properties Incorporated	14	425
Crown Castle International Corp.	40	6,723
CubeSmart	19	504
Cushman & Wakefield PLC (a)	11	134
Cyrusone LLC	11	809
DiamondRock Hospitality Co.	20	111
Digital Realty Trust Inc. (b)	25	3,605
Diversified Healthcare Trust	23	104
Douglas Emmett, Inc.	16	496
Duke Realty Corp.	36	1,262
Dwight A. Walker Real Estate, Inc. - Class A	2	59
Easterly Government Properties, Inc.	7	164
EastGroup Properties Inc.	4	442
Empire State Realty Trust Inc. - Class A	15	108
EPR Properties	8	252
Equinix, Inc.	8	5,797
Equity Commonwealth	12	378
Equity Lifestyle Properties, Inc.	17	1,044
Equity Residential	36	2,111
Essential Properties Realty Trust, Inc.	9	128
Essex Property Trust Inc.	6	1,469
eXp World Holdings, Inc. (a) (b)	3	46
Extra Space Storage Inc.	13	1,159
Federal Realty Investment Trust	7	591
First Industrial Realty Trust, Inc.	12	475
Five Point Holdings, LLC - Class A (a)	5	24
Florida Rock Properties, Inc. (a)	1	31
Forestar Group Inc. (a)	2	24
Four Corners Property Trust, Inc.	7	168
Franklin Street Properties Corp.	10	50
Front Yard Residential Corporation	6	48
Gaming and Leisure Properties, Inc.	20	693
Getty Realty Corp.	3	103
Gladstone Commercial Corp.	3	62
Global Healthcare REIT, Inc.	4	49
Global Net Lease Inc.	9	146
Healthcare Realty Trust Inc.	13	377
Healthcare Trust of America, Inc. - Class A	21	559
Healthpeak Properties, Inc.	49	1,349
Highwoods Properties Inc.	10	370
Host Hotels & Resorts, Inc.	69	741
Hudson Pacific Properties Inc.	15	372
Independence Realty Trust, Inc.	10	116
Industrial Logistics Properties Trust	6	129
Innovative Industrial Properties, Inc. (b)	2	138
Investors Real Estate Trust	1	79
Invitation Homes Inc.	52	1,445
Iron Mountain Incorporated (b)	28	725
iStar Inc. (b)	8	96
JBG Smith Properties	12	351
Jernigan Capital Inc.	2	31
Jones Lang LaSalle Incorporated (b)	5	513
Kennedy-Wilson Holdings Inc.	13	192
Kilroy Realty Corporation	9	541
Kimco Realty Corporation	42	536
Kite Realty Naperville, LLC	8	90
Lamar Advertising Co. - Class A	8	555
Lexington Realty Trust	25	262
Life Storage Inc.	5	429
LTC Properties Inc.	4	142
Macerich Co. (b)	11	99
Mack-Cali Realty Corporation	9	135
Marcus & Millichap Inc. (a)	2	63
Medical Properties Trust, Inc.	50	947
MGM Growth Properties LLC - Class A	13	347
	Shares/Par[1]	Value ($)
Mid-America Apartment Communities, Inc.	11	1,269
Monmouth Real Estate Investment Corp. - Class A	9	126
National Health Investors, Inc.	4	266
National Retail Properties, Inc.	17	588
National Storage Affiliates Trust	6	162
Newmark Group, Inc. - Class A	15	72
NexPoint Residential Trust, Inc.	2	65
Office Properties Income Trust	4	117
Omega Healthcare Investors, Inc.	22	651
One Liberty Properties Inc.	2	31
OUTFRONT Media Inc.	14	196
Paramount Group, Inc.	17	132
Park Hotels & Resorts Inc.	23	232
Pebblebrook Hotel Trust (b)	13	176
Physicians Realty Trust	19	333
Piedmont Office Realty Trust Inc. - Class A	12	199
PotlatchDeltic Corp.	6	245
Preferred Apartment Communities, Inc.	5	39
ProLogis Inc.	71	6,662
PS Business Parks, Inc.	2	266
Public Storage	15	2,914
QTS Realty Trust, Inc. - Class A	6	364
Rayonier Inc.	12	307
Realogy Holdings Corp. (b)	11	78
Realty Income Corporation	32	1,920
Redfin Corporation (a)	9	363
Regency Centers Corp.	16	743
Retail Opportunity Investments Corp.	11	128
Retail Properties of America, Inc. - Class A	21	153
Rexford Industrial Realty, Inc.	11	453
RLJ III-EM Columbus Lessee, LLC	16	149
RPT Realty	7	52
Ryman Hospitality Properties, Inc.	5	178
Sabra Health Care REIT, Inc.	20	283
Safehold Inc. (b)	1	63
Saul Centers Inc.	1	44
SBA Communications Corporation	11	3,220
Seritage Growth Properties - Class A (a) (b)	3	36
Service Properties Trust	16	113
Simon Property Group, Inc.	30	2,024
SITE Centers Corp.	15	120
SL Green Realty Corp.	8	376
Spirit Realty Capital, Inc.	10	345
St. Joe Co. (a) (b)	3	58
STAG Industrial, Inc. (b)	15	426
STORE Capital Corp.	22	533
Summit Hotel Properties Inc.	10	57
Sun Communities Inc.	9	1,226
Sunstone Hotel Investors Inc.	22	181
Tanger Factory Outlet Centers Inc. (b)	9	64
Taubman Centers Inc.	6	226
Tejon Ranch Co. (a)	2	32
Terreno Realty Corporation (b)	7	344
The GEO Group, Inc.	12	143
The Howard Hughes Corporation (a)	4	206
The Rmr Group Inc. - Class A	1	39
UDR, Inc.	29	1,066
UMH Properties Inc.	4	50
Uniti Group Inc.	17	163
Universal Health Realty Income Trust	1	105
Urban Edge Properties	12	141
Urstadt Biddle Properties Inc. - Class A	3	39
Ventas, Inc.	36	1,322
VEREIT, Inc.	104	666
VICI Properties Inc.	45	915
Vornado Realty Trust	16	599
W.P. Carey Inc.	17	1,128
Washington REIT	8	177
Weingarten Realty Investors	12	220
Welltower Inc.	40	2,049
Weyerhaeuser Company	72	1,623
Whitestone REIT	4	31
Xenia Hotels & Resorts Inc.	11	103
Total Common Stocks (cost $123,104)		105,830

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

249

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES 0.0%
Fidelity MSCI Real Estate Index ETF (b)	1	29
Total Investment Companies (cost $27)		29
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	998	998
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	306	306
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	96	96
Total Short Term Investments (cost $1,400)		1,400
Total Investments 100.5% (cost $124,531)		107,259
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net (0.5)%		(553)
Total Net Assets 100.0%		106,720

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon S&P 400 MidCap Index Fund
COMMON STOCKS 99.4%
Information Technology 16.7%
ACI Worldwide, Inc. (a)	209	5,641
ADS Alliance Data Systems, Inc.	75	3,379
Arrow Electronics, Inc. (a)	142	9,753
ASGN Incorporated (a)	95	6,356
Avnet, Inc.	181	5,056
Belden Inc.	70	2,263
Blackbaud, Inc.	89	5,105
Cabot Microelectronics Corporation	52	7,264
CACI International Inc. - Class A (a)	45	9,778
CDK Global, Inc.	219	9,058
Ceridian HCM Holding Inc. (a)	183	14,505
Ciena Corp. (a)	277	15,007
Cirrus Logic Inc. (a)	105	6,500
Cognex Corp.	309	18,483
Coherent Inc. (a)	44	5,726
CommVault Systems Inc. (a)	76	2,923
CoreLogic, Inc.	142	9,558
Cree, Inc. (a)	195	11,542
Enphase Energy, Inc. (a)	147	6,977
Fair Isaac Corporation (a)	52	21,857
First Solar, Inc. (a)	137	6,777
II-VI Incorporated (a)	158	7,457
InterDigital Communications, Inc.	56	3,169
J2 Cloud Services, LLC (a)	83	5,231
Jabil Inc.	249	7,973
KBR, Inc.	256	5,769
Littelfuse Inc.	44	7,434
Liveramp, Inc. (a)	118	5,008
LogMeIn, Inc.	88	7,458
Lumentum Holdings Inc. (a)	135	11,006
Manhattan Associates Inc. (a)	115	10,844
MAXIMUS Inc.	111	7,798
MKS Instruments, Inc.	99	11,201
Monolithic Power Systems Inc.	75	17,767
National Instruments Corp.	213	8,228
NCR Corporation (a)	231	3,993
NetScout Systems, Inc. (a)	117	2,998
Paylocity Holding Corporation (a)	65	9,428
Perspecta Inc.	246	5,709
PTC Inc. (a)	188	14,602
Qualys, Inc. (a)	59	6,158
Sabre Corporation	497	4,003
Science Applications International Corp.	88	6,870
	Shares/Par[1]	Value ($)
Semtech Corp. (a)	120	6,243
Silicon Laboratories Inc. (a)	79	7,896
SolarEdge Technologies Ltd. (a) (b)	89	12,412
Synaptics Incorporated (a)	61	3,687
SYNNEX Corporation	74	8,890
Teradata Corporation (a)	196	4,073
Teradyne Inc.	300	25,380
Trimble Inc. (a)	450	19,446
Universal Display Corporation	76	11,421
ViaSat, Inc. (a)	104	3,999
Vishay Intertechnology Inc.	239	3,654
Wex, Inc. (a)	78	12,942
		473,655
Consumer Discretionary 15.1%
Aaron's, Inc.	121	5,496
Adient Public Limited Company (a)	156	2,566
Adtalem Global Education Inc. (a)	96	2,997
American Eagle Outfitters, Inc.	286	3,118
AutoNation, Inc. (a)	106	4,000
Boyd Gaming Corporation	145	3,021
Brink's Co.	91	4,141
Brunswick Corp.	143	9,140
Caesars Entertainment Corp. (a)	1,011	12,264
Carter's Inc.	80	6,426
Choice Hotels International Inc.	57	4,476
Churchill Downs Inc.	64	8,491
Columbia Sportswear Co.	52	4,174
Cracker Barrel Old Country Store, Inc.	43	4,824
Dana Holding Corp.	258	3,148
Deckers Outdoor Corp. (a)	50	9,913
Delphi Technologies PLC (a) (b)	152	2,161
Dick's Sporting Goods Inc.	117	4,844
Dunkin' Brands Group Inc.	149	9,725
Eldorado Resorts, Inc. (a) (b)	147	5,884
ETSY, Inc. (a)	214	22,727
Five Below, Inc. (a)	100	10,714
Foot Locker, Inc.	188	5,482
FTI Consulting Inc. (a)	67	7,711
Gentex Corp.	442	11,387
Graham Holdings Co.	8	2,653
Grand Canyon Education, Inc. (a)	85	7,727
Grubhub Holdings Inc. (a)	166	11,653
Harley-Davidson, Inc.	271	6,433
Helen of Troy Ltd (a)	45	8,535
Jack in the Box Inc.	42	3,125
JetBlue Airways Corporation (a)	487	5,312
KAR Auction Services, Inc.	231	3,178
KB Home	157	4,812
Lear Corporation	99	10,799
Marriott Vacations Worldwide Corporation	67	5,499
Mattel, Inc. (a) (b)	620	5,992
Murphy USA Inc. (a)	50	5,575
Nordstrom Inc. (b)	191	2,965
Ollie's Bargain Outlet Holdings Inc. (a) (b)	102	9,948
Papa John's International Inc.	39	3,133
Penn National Gaming Inc. (a) (b)	233	7,108
Polaris Industries Inc.	103	9,576
Pool Corporation	72	19,575
RH (a) (b)	30	7,442
Sally Beauty Holdings, Inc. (a)	207	2,592
Scientific Games Corporation - Class A (a)	96	1,481
Service Corp. International	321	12,499
Six Flags Operations Inc.	142	2,729
Skechers U.S.A. Inc. - Class A (a)	245	7,701
Strategic Education, Inc.	39	6,031
Taylor Morrison Home II Corporation - Class A (a)	236	4,554
Tempur Sealy International, Inc. (a)	78	5,625
Texas Roadhouse Inc.	118	6,190
The Goodyear Tire & Rubber Company	421	3,769
The Wendy's Company	322	7,003
Thor Industries Inc. (b)	100	10,601
Toll Brothers Inc.	209	6,799
TopBuild Corp. (a)	60	6,821
TRI Pointe Homes, Inc. (a)	235	3,456

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

250

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Urban Outfitters Inc. (a)	128	1,950
Visteon Corporation (a)	50	3,439
Williams-Sonoma Inc.	140	11,456
WW International, Inc. (a)	84	2,137
Wyndham Destinations, Inc.	154	4,333
Wyndham Hotels & Resorts, Inc.	168	7,158
		428,194
Financials 15.0%
Affiliated Managers Group, Inc.	85	6,357
Alleghany Corporation	26	12,610
American Financial Group, Inc.	135	8,556
Associated Banc-Corp	277	3,794
BancorpSouth Bank	175	3,984
Bank of Hawaii Corporation	72	4,415
Bank OZK	216	5,068
Brighthouse Financial, Inc. (a)	170	4,730
Brown & Brown Inc.	424	17,283
Cathay General Bancorp	136	3,578
CIT Group Inc.	177	3,673
CNO Financial Group, Inc.	259	4,037
Commerce Bancshares Inc.	181	10,772
Cullen/Frost Bankers Inc.	103	7,667
East West Bancorp, Inc.	255	9,253
Eaton Vance Corp.	205	7,927
Essent Group Ltd.	199	7,231
Evercore Inc. - Class A	73	4,303
FactSet Research Systems Inc.	68	22,427
Federated Investors, Inc. - Class B	174	4,118
First American Financial Corporation	202	9,710
First Financial Bankshares, Inc. (b)	256	7,392
First Horizon National Corporation	558	5,559
FirstCash, Inc.	76	5,145
FNB Corp.	580	4,351
Fulton Financial Corp. (b)	292	3,079
Genworth Financial, Inc. - Class A (a)	909	2,100
Glacier Bancorp, Inc.	157	5,532
Hancock Whitney Co.	157	3,319
Hanover Insurance Group Inc.	69	6,950
Home BancShares, Inc.	279	4,294
Interactive Brokers Group, Inc.	137	5,729
International Bancshares Corporation	102	3,272
Janus Henderson Group PLC	280	5,919
Jefferies Financial Group Inc.	408	6,341
Kemper Corp.	112	8,126
Legg Mason, Inc.	151	7,496
LendingTree, Inc. (a) (b)	14	4,023
Mercury General Corp.	48	1,955
Navient Corporation	305	2,141
New York Community Bancorp Inc.	842	8,589
Old Republic International Corp.	515	8,402
PacWest Bancorp	215	4,236
Pinnacle Financial Partners, Inc.	129	5,420
Primerica, Inc.	75	8,690
Prosperity Bancshares Inc.	167	9,926
Reinsurance Group of America, Incorporated	122	9,592
RenaissanceRe Holdings Ltd	91	15,505
RLI Corp.	72	5,917
SEI Investments Co.	226	12,427
Selective Insurance Group Inc.	108	5,676
Signature Bank	97	10,390
SLM Corporation	679	4,771
Sterling Bancorp	351	4,113
Stifel Financial Corp.	124	5,858
Synovus Financial Corp.	266	5,451
TCF Financial Corporation	276	8,119
Texas Capital Bancshares, Inc. (a)	91	2,822
Trustmark Corp.	114	2,803
UMB Financial Corp.	78	4,001
Umpqua Holdings Corp.	393	4,183
United Bankshares Inc.	229	6,332
Valley National Bancorp	700	5,474
Washington Federal Inc.	140	3,750
Webster Financial Corp.	164	4,702
	Shares/Par[1]	Value ($)
Wintrust Financial Corporation	104	4,526
		425,891
Industrials 14.5%
Acuity Brands, Inc.	71	6,815
AECOM (a)	288	10,842
AGCO Corporation	113	6,273
Avis Budget Group, Inc. (a) (b)	97	2,214
Axone Intelligence Inc. (a)	112	10,972
Carlisle Cos. Inc.	99	11,857
Clean Harbors Inc. (a)	92	5,503
Colfax Corp. (a)	151	4,217
Crane Co.	89	5,287
Curtiss-Wright Corp.	75	6,710
Deluxe Corp.	75	1,762
Donaldson Co. Inc.	228	10,599
Dycom Industries, Inc. (a)	57	2,311
EMCOR Group, Inc.	100	6,640
EnerSys	77	4,926
Fluor Corp.	250	3,017
GATX Corporation (b)	63	3,832
Generac Holdings Inc. (a) (b)	113	13,777
Graco Inc.	300	14,414
Healthcare Services Group Inc. (b)	132	3,229
Herman Miller Inc.	107	2,531
Hexcel Corp.	148	6,671
HNI Corp.	76	2,330
Hubbell Inc.	97	12,209
Insperity, Inc.	68	4,373
ITT Industries Holdings, Inc.	156	9,144
Kennametal Inc.	148	4,245
Kirby Corp. (a)	108	5,794
Knight-Swift Transportation Holdings Inc. - Class A (b)	221	9,234
Landstar System Inc.	69	7,775
Lennox International Inc.	63	14,632
Lincoln Electric Holdings Inc.	107	9,028
ManpowerGroup Inc.	105	7,251
MasTec Inc. (a) (b)	108	4,830
Mercury Systems Inc. (a)	100	7,860
Middleby Corp. (a)	98	7,753
MSA Safety Inc.	64	7,350
MSC Industrial Direct Co. - Class A	82	5,962
Nordson Corp.	93	17,556
Nvent Electric Public Limited Company	279	5,232
Oshkosh Corp.	123	8,789
Owens Corning Inc.	196	10,918
Regal-Beloit Corp.	74	6,425
Ryder System, Inc.	96	3,587
Stericycle Inc. (a) (b)	164	9,191
Terex Corp.	119	2,237
Tetra Tech, Inc.	98	7,786
Timken Co.	121	5,509
Toro Co.	193	12,816
Trex Company, Inc. (a) (b)	104	13,586
Trinity Industries Inc. (b)	175	3,726
Valmont Industries Inc.	39	4,420
Watsco Inc.	59	10,443
Werner Enterprises Inc.	103	4,498
Woodward Governor Co.	102	7,924
XPO Logistics Inc. (a)	165	12,769
		411,581
Health Care 11.1%
Acadia Healthcare Company, Inc. (a)	160	4,021
Amedisys, Inc. (a)	58	11,529
Arrowhead Pharmaceuticals Inc (a)	183	7,923
Avanos Medical, Inc. (a)	86	2,527
Bio-Techne Corporation	69	18,195
Cantel Medical Corp.	68	3,010
Catalent Inc. (a)	291	21,347
Charles River Laboratories International Inc. (a)	89	15,551
Chemed Corporation	29	12,931
Encompass Health Corporation	179	11,096
Exelixis, Inc. (a)	553	13,122
Globus Medical Inc. - Class A (a)	139	6,621

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

251

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Haemonetics Corp. (a)	91	8,170
HealthEquity, Inc. (a)	129	7,551
Hill-Rom Holdings Inc.	120	13,123
ICU Medical, Inc. (a)	35	6,436
Integra LifeSciences Holdings Corp. (a)	129	6,039
LHC Group, Inc. (a)	53	9,308
Ligand Pharmaceuticals Incorporated (a) (b)	29	3,296
LivaNova PLC (a)	87	4,178
Masimo Corp. (a)	90	20,457
Mednax, Inc. (a)	152	2,596
Molina Healthcare, Inc. (a)	107	19,027
Nektar Therapeutics (a) (b)	321	7,431
NuVasive Inc. (a)	94	5,230
Patterson Cos. Inc.	153	3,375
Penumbra, Inc. (a) (b)	60	10,653
PRA Health Sciences, Inc. (a)	115	11,158
Prestige Consumer Healthcare Inc. (a)	90	3,387
Quidel Corporation (a)	68	15,110
Repligen Corporation (a)	85	10,490
Syneos Health, Inc. - Class A (a)	113	6,563
Tenet Healthcare Corporation (a)	188	3,404
United Therapeutics Corporation (a)	79	9,554
		314,409
Real Estate 9.8%
American Campus Communities, Inc.	248	8,672
Brixmor Property Group Inc.	533	6,829
Camden Property Trust	176	16,013
CoreCivic, Inc.	212	1,982
CoreSite Realty Corporation	73	8,790
Corporate Office Properties Trust	202	5,126
Cousins Properties Incorporated	268	7,987
Cyrusone LLC	208	15,104
Douglas Emmett, Inc.	297	9,093
EastGroup Properties Inc.	70	8,349
EPR Properties	141	4,670
First Industrial Realty Trust, Inc.	229	8,793
Healthcare Realty Trust Inc.	243	7,125
Highwoods Properties Inc.	187	6,991
Hudson Pacific Properties Inc.	276	6,953
JBG Smith Properties	211	6,240
Jones Lang LaSalle Incorporated	93	9,595
Kilroy Realty Corporation	191	11,187
Lamar Advertising Co. - Class A	156	10,392
Life Storage Inc.	84	7,983
Macerich Co. (b)	217	1,949
Mack-Cali Realty Corporation	163	2,485
Medical Properties Trust, Inc.	952	17,899
National Retail Properties, Inc.	309	10,960
Omega Healthcare Investors, Inc.	409	12,152
Park Hotels & Resorts Inc.	433	4,282
Pebblebrook Hotel Trust (b)	237	3,237
Physicians Realty Trust	365	6,394
PotlatchDeltic Corp.	120	4,562
PS Business Parks, Inc.	36	4,735
Rayonier Inc.	250	6,191
Sabra Health Care REIT, Inc.	371	5,347
Service Properties Trust	300	2,125
Spirit Realty Capital, Inc.	185	6,466
STORE Capital Corp.	401	9,543
Taubman Centers Inc.	110	4,146
The GEO Group, Inc.	215	2,549
Urban Edge Properties	207	2,459
Weingarten Realty Investors	216	4,087
		279,442
Materials 6.1%
Allegheny Technologies Incorporated (a)	223	2,274
AptarGroup, Inc.	116	12,957
Ashland Global Holdings Inc.	109	7,530
Cabot Corp.	102	3,766
Carpenter Technology Corp.	86	2,085
Commercial Metals Co.	215	4,378
Compass Minerals International, Inc.	61	2,975
Domtar Corp.	104	2,197
Eagle Materials Inc.	74	5,222
	Shares/Par[1]	Value ($)
Greif Inc. - Class A	46	1,589
Ingevity Corporation (a)	76	3,978
Louisiana-Pacific Corp.	203	5,195
Minerals Technologies Inc.	63	2,954
NewMarket Corp.	13	5,284
O-I Glass, Inc.	283	2,542
Olin Corporation (b)	286	3,285
PolyOne Corporation	163	4,282
Reliance Steel & Aluminum Co.	115	10,906
Royal Gold Inc.	118	14,698
RPM International Inc.	233	17,523
Scotts Miracle-Gro Co. - Class A	71	9,590
Sensient Technologies Corporation	76	3,959
Silgan Holdings Inc.	140	4,536
Sonoco Products Co.	180	9,419
Steel Dynamics Inc.	379	9,901
The Chemours Company	296	4,544
United States Steel Corporation (b)	378	2,732
Univar Solutions Inc. (a)	245	4,126
Valvoline, Inc.	337	6,510
Worthington Industries Inc.	67	2,485
		173,422
Utilities 4.1%
ALLETE, Inc.	93	5,064
Black Hills Corporation	113	6,408
Essential Utilities, Inc.	402	16,970
Hawaiian Electric Industries Inc.	196	7,083
IDACORP Inc.	91	7,934
MDU Resources Group Inc.	361	8,009
National Fuel Gas Company	163	6,824
New Jersey Resources Corp.	172	5,625
NorthWestern Corp.	91	4,936
OGE Energy Corp.	360	10,942
One Gas, Inc.	95	7,323
PNM Resources, Inc.	142	5,471
Southwest Gas Corp.	99	6,860
Spire, Inc.	92	6,069
UGI Corp.	374	11,902
		117,420
Consumer Staples 3.7%
BJ's Wholesale Club Holdings, Inc. (a)	222	8,288
Boston Beer Co. Inc. - Class A (a)	17	9,334
Casey's General Stores Inc.	66	9,900
Darling Ingredients Inc. (a)	296	7,280
Edgewell Personal Care Colombia S A S (a) (b)	97	3,030
Energizer Holdings, Inc.	115	5,457
Flowers Foods Inc.	347	7,756
Grocery Outlet Holding Corp. (a)	111	4,512
Hain Celestial Group Inc. (a)	145	4,575
Ingredion Inc.	120	9,974
Lancaster Colony Corp.	35	5,479
Nu Skin Enterprises, Inc. - Class A	94	3,585
Pilgrim's Pride Corporation (a)	94	1,585
Post Holdings, Inc. (a)	116	10,135
Sanderson Farms Inc.	36	4,135
Sprouts Farmers Market, Inc. (a)	211	5,400
Tootsie Roll Industries Inc. (b)	31	1,078
Treehouse Foods, Inc. (a)	101	4,444
		105,947
Communication Services 1.9%
AMC Networks, Inc. - Class A (a)	73	1,715
Cable One, Inc.	9	16,822
Cinemark Holdings, Inc.	193	2,233
John Wiley & Sons Inc. - Class A	79	3,087
New York Times Co. - Class A	260	10,934
TEGNA Inc.	394	4,388
Telephone & Data Systems Inc.	177	3,515
TripAdvisor Inc.	187	3,563
World Wrestling Entertainment, Inc. - Class A (b)	86	3,729
Yelp Inc. - Class A (a)	118	2,727
		52,713
Energy 1.4%
Antero Midstream Corporation	508	2,588

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

252

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
ChampionX Corporation (a)	335	3,266
Cimarex Energy Co.	184	5,057
CNX Resources Corporation (a)	337	2,914
EQT Corporation	461	5,486
Equitrans Midstream Corp.	725	6,029
Murphy Oil Corporation (b)	268	3,697
PBF Energy Inc. - Class A	185	1,899
Transocean Ltd. (a) (b)	1,040	1,904
World Fuel Services Corp.	117	3,024
WPX Energy, Inc. (a)	751	4,794
		40,658
Total Common Stocks (cost $2,742,146)		2,823,332
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	39,648	39,648
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	11,557	11,557
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	1,845	1,843
Total Short Term Investments (cost $53,048)		53,048
Total Investments 101.3% (cost $2,795,194)		2,876,380
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (1.3)%		(35,847)
Total Net Assets 100.0%		2,840,532

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 98.8%
Information Technology 26.0%
Accenture Public Limited Company - Class A	220	47,164
Adobe Inc. (a)	166	72,329
Advanced Micro Devices, Inc. (a)	403	21,177
Akamai Technologies, Inc. (a)	57	6,056
Amphenol Corporation - Class A	101	9,634
Analog Devices, Inc.	127	15,575
ANSYS, Inc. (a)	30	8,650
Apple Inc.	1,407	513,094
Applied Materials, Inc.	318	19,234
Arista Networks, Inc. (a) (b)	18	3,846
Autodesk, Inc. (a)	75	18,005
Automatic Data Processing, Inc.	149	22,174
Broadcom Inc.	138	43,502
Broadridge Financial Solutions, Inc. (b)	40	5,051
Cadence Design Systems Inc. (a)	95	9,103
CDW Corp.	49	5,659
Cisco Systems, Inc.	1,462	68,208
Citrix Systems Inc.	40	5,922
Cognizant Technology Solutions Corp. - Class A	187	10,617
Corning Incorporated (b)	267	6,926
DXC Technology Company	93	1,531
Equifax Inc.	41	7,007
F5 Networks, Inc. (a)	21	2,992
Fidelity National Information Services, Inc.	213	28,565
Fiserv, Inc. (a)	197	19,189
FleetCor Technologies Inc. (a)	30	7,569
FLIR Systems Inc.	43	1,731
Fortinet, Inc. (a)	48	6,637
Gartner Inc. (a)	31	3,714
Global Payments Inc.	103	17,556
Hewlett Packard Enterprise Company	442	4,303
HP Inc.	502	8,745
IHS Markit Ltd.	139	10,472
Intel Corporation	1,462	87,463
	Shares/Par[1]	Value ($)
International Business Machines Corporation	306	36,976
Intuit Inc.	90	26,518
IPG Photonics Corporation (a) (b)	13	2,046
Jack Henry & Associates Inc.	26	4,804
Juniper Networks, Inc.	118	2,695
Keysight Technologies, Inc. (a) (b)	63	6,350
KLA-Tencor Corp. (b)	53	10,404
Lam Research Corp.	50	16,189
Leidos Holdings Inc.	46	4,351
MasterCard Incorporated - Class A	305	90,062
Maxim Integrated Products, Inc.	92	5,594
Microchip Technology Incorporated (b)	83	8,722
Micron Technology, Inc. (a)	381	19,646
Microsoft Corporation	2,615	532,267
Motorola Solutions Inc.	58	8,140
NetApp, Inc. (b)	77	3,433
NortonLifelock Inc.	193	3,825
NVIDIA Corporation	212	80,575
Oracle Corporation	719	39,748
Paychex Inc.	108	8,144
Paycom Software, Inc. (a)	17	5,311
Paypal Holdings, Inc. (a)	405	70,545
Qorvo, Inc. (a)	41	4,541
Qualcomm Incorporated	388	35,408
Salesforce.Com, Inc. (a)	311	58,177
Seagate Technology Public Limited Company	80	3,888
ServiceNow, Inc. (a) (b)	66	26,624
Skyworks Solutions, Inc.	58	7,465
Synopsys Inc. (a)	51	9,938
TE Connectivity Ltd.	114	9,335
Texas Instruments Incorporated	317	40,219
Tyler Technologies Inc. (a)	13	4,614
Western Digital Corporation	100	4,407
Xerox Holdings Corporation	63	964
Xilinx, Inc.	85	8,323
Zebra Technologies Corp. - Class A (a)	18	4,679
		2,324,327
Health Care 14.4%
Abbott Laboratories	610	55,768
AbbVie Inc.	608	59,667
ABIOMED, Inc. (a) (b)	15	3,621
Agilent Technologies, Inc.	106	9,400
Alexion Pharmaceuticals, Inc. (a)	74	8,353
Align Technology, Inc. (a)	24	6,602
AmerisourceBergen Corporation	53	5,295
Amgen Inc.	204	48,128
Anthem, Inc.	86	22,733
Baxter International Inc. (b)	176	15,154
Becton, Dickinson and Company	101	24,272
Biogen Inc. (a)	57	15,136
Bio-Rad Laboratories, Inc. - Class A (a)	7	3,228
Boston Scientific Corporation (a)	492	17,287
Bristol-Myers Squibb Company	782	45,958
Cardinal Health, Inc.	102	5,317
Centene Corporation (a) (b)	200	12,689
Cerner Corp. (b)	109	7,467
Cigna Holding Company	127	23,886
Cooper Cos. Inc.	17	4,711
CVS Health Corporation	451	29,282
Danaher Corporation	218	38,472
DaVita Inc. (a) (b)	29	2,286
Dentsply Sirona Inc.	77	3,375
DexCom Inc. (a)	32	12,894
Edwards Lifesciences Corporation (a)	216	14,904
Eli Lilly & Co.	290	47,644
Gilead Sciences, Inc.	435	33,455
HCA Healthcare, Inc.	90	8,757
Henry Schein Inc. (a) (b)	52	3,011
Hologic Inc. (a)	90	5,156
Humana Inc.	46	17,684
IDEXX Laboratories, Inc. (a)	29	9,683
Illumina, Inc. (a)	51	18,750
Incyte Corporation (a)	62	6,461
Intuitive Surgical, Inc. (a)	40	22,911

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

253

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
IQVIA Inc. (a)	61	8,676
Johnson & Johnson	908	127,757
Laboratory Corporation of America Holdings (a)	34	5,613
McKesson Corporation	56	8,557
Medtronic Public Limited Company	460	42,212
Merck & Co., Inc.	874	67,571
Mettler-Toledo International Inc. (a)	8	6,651
Mylan Holdings Ltd. (a)	166	2,674
PerkinElmer Inc.	36	3,571
Perrigo Company Public Limited Company (b)	46	2,525
Pfizer Inc.	1,915	62,630
Quest Diagnostics Incorporated	46	5,220
Regeneron Pharmaceuticals, Inc. (a)	35	21,676
ResMed Inc.	50	9,565
Steris Limited	29	4,410
Stryker Corporation	111	19,970
Teleflex Incorporated	16	5,673
Thermo Fisher Scientific Inc.	136	49,383
UnitedHealth Group Incorporated	327	96,456
Universal Health Services Inc. - Class B	26	2,424
Varian Medical Systems, Inc. (a)	30	3,707
Vertex Pharmaceuticals Incorporated (a) (b)	89	25,944
Waters Corp. (a)	23	4,084
West Pharmaceutical Services Inc.	26	5,856
Zimmer Biomet Holdings, Inc.	70	8,323
Zoetis Inc. - Class A	164	22,463
		1,292,988
Financials 11.3%
AFLAC Incorporated	254	9,150
American Express Company	228	21,688
American International Group, Inc.	294	9,158
Ameriprise Financial, Inc.	42	6,347
AON Public Limited Company	80	15,416
Arthur J Gallagher & Co.	65	6,368
Assurant, Inc.	21	2,131
Bank of America Corporation	2,697	64,058
Berkshire Hathaway Inc. - Class B (a) (b)	671	119,772
BlackRock, Inc.	53	28,934
Capital One Financial Corporation	159	9,961
Cboe Global Markets, Inc.	38	3,547
Chubb Limited	155	19,599
Cincinnati Financial Corporation (b)	50	3,185
Citigroup Inc.	720	36,771
Citizens Financial Group Inc.	147	3,720
CME Group Inc. (b)	123	20,042
Comerica Inc.	51	1,932
Discover Financial Services	106	5,323
E*TRADE Financial Corp.	79	3,946
Everest Re Group, Ltd.	14	2,869
Fifth Third Bancorp (b)	247	4,762
First Republic Bank	59	6,260
Franklin Resources Inc. (b)	96	2,009
Globe Life Inc.	32	2,386
Huntington Bancshares Incorporated (b)	352	3,181
Intercontinental Exchange, Inc.	189	17,357
Invesco Ltd. (b)	134	1,447
JPMorgan Chase & Co.	1,052	98,964
KeyCorp	343	4,183
Lincoln National Corporation	70	2,570
Loews Corp. (b)	83	2,860
M&T Bank Corporation (b)	45	4,707
MarketAxess Holdings Inc.	13	6,356
Marsh & McLennan Companies, Inc.	176	18,882
MetLife, Inc.	265	9,678
Moody's Corp.	56	15,260
Morgan Stanley	413	19,924
MSCI Inc.	29	9,780
NASDAQ Inc.	40	4,776
Northern Trust Corp.	73	5,823
People's United Financial Inc. (b)	151	1,742
Principal Financial Group, Inc.	90	3,737
Progressive Corp.	202	16,146
Prudential Financial Inc.	137	8,368
Raymond James Financial Inc. (b)	40	2,766
	Shares/Par[1]	Value ($)
Regions Financial Corporation (b)	342	3,808
S&P Global Inc.	83	27,450
State Street Corporation	125	7,931
SVB Financial Group (a) (b)	18	3,866
Synchrony Financial	186	4,118
T. Rowe Price Group, Inc.	81	9,980
The Allstate Corporation	111	10,764
The Bank of New York Mellon Corporation (c)	284	10,996
The Charles Schwab Corporation	395	13,325
The Goldman Sachs Group, Inc.	107	21,123
The Hartford Financial Services Group, Inc.	120	4,637
The PNC Financial Services Group, Inc.	147	15,419
The Travelers Companies, Inc.	88	10,079
Truist Financial Corporation	462	17,349
U.S. Bancorp	473	17,430
Unum Group (b)	75	1,242
Visa Inc. - Class A (b)	582	112,451
W. R. Berkley Corporation	49	2,818
Wells Fargo & Company	1,289	32,987
Western Union Co. (b)	144	3,111
Willis Towers Watson Public Limited Company	44	8,708
Zions Bancorp (b)	60	2,046
		1,009,479
Communication Services 11.0%
Activision Blizzard, Inc.	265	20,080
Alphabet Inc. - Class A (a)	103	146,714
Alphabet Inc. - Class C (a) (b)	101	142,701
AT&T Inc.	2,460	74,360
Booking Holdings Inc. (a)	14	22,501
CenturyLink Inc. (b)	345	3,459
Charter Communications, Inc. - Class A (a) (b)	52	26,561
Comcast Corporation - Class A	1,570	61,218
Discovery, Inc. - Class A (a) (b)	55	1,164
Discovery, Inc. - Class C (a)	116	2,234
Dish Network Corporation - Class A (a)	86	2,983
Electronic Arts Inc. (a)	100	13,207
Expedia Group, Inc. (b)	47	3,838
Facebook, Inc. - Class A (a)	829	188,282
Fox Corporation - Class A	117	3,128
Fox Corporation - Class B	53	1,432
Interpublic Group of Cos. Inc. (b)	128	2,198
Live Nation Entertainment, Inc. (a) (b)	48	2,118
Netflix, Inc. (a)	152	69,005
News Corporation - Class A	140	1,665
News Corporation - Class B	38	450
Omnicom Group Inc. (b)	73	3,970
Take-Two Interactive Software Inc. (a)	39	5,441
T-Mobile USA, Inc. (a)	192	20,029
Twitter, Inc. (a)	269	8,002
VeriSign, Inc. (a)	35	7,292
Verizon Communications Inc.	1,427	78,665
ViacomCBS Inc. - Class B (b)	186	4,326
Walt Disney Co.	623	69,451
		986,474
Consumer Discretionary 10.2%
Advance Auto Parts, Inc. (b)	24	3,471
Amazon.com, Inc. (a) (b)	144	398,506
Aptiv PLC	86	6,722
AutoZone, Inc. (a)	8	9,299
Best Buy Co., Inc.	79	6,905
BorgWarner Inc. (b)	69	2,424
Carmax Inc. (a) (b)	57	5,061
Carnival Plc (b)	167	2,750
Chipotle Mexican Grill Inc. (a)	9	9,305
D.R. Horton, Inc. (b)	116	6,458
Darden Restaurants Inc.	46	3,475
Delta Air Lines, Inc. (b)	196	5,493
Dollar Tree Inc. (a)	79	7,366
Domino's Pizza, Inc.	13	4,836
eBay Inc.	230	12,043
Ford Motor Company (b)	1,346	8,183
Gap Inc. (b)	74	939
Garmin Ltd.	48	4,714
General Motors Company	434	10,982

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

254

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Genuine Parts Co. (b)	49	4,299
H & R Block, Inc.	70	1,001
Hanesbrands Inc. (b)	122	1,383
Hasbro, Inc. (b)	43	3,233
Hilton Worldwide Holdings Inc.	98	7,181
Kohl's Corporation	57	1,176
L Brands, Inc. (b)	76	1,132
Las Vegas Sands Corp.	115	5,217
Leggett & Platt Inc. (b)	45	1,568
Lennar Corporation - Class A	96	5,914
LKQ Corporation (a)	105	2,739
Lowe`s Companies, Inc.	261	35,205
Marriott International, Inc. - Class A	92	7,929
McDonald's Corporation	257	47,326
MGM Resorts International (b)	176	2,953
Mohawk Industries Inc. (a) (b)	21	2,184
Newell Brands Inc. (b)	130	2,057
NIKE, Inc. - Class B	428	41,964
Norwegian Cruise Line Holdings Ltd. (a) (b)	91	1,490
NVR, Inc. (a)	1	3,836
O'Reilly Automotive, Inc. (a)	26	10,917
Pulte Homes Inc.	92	3,122
PVH Corp. (b)	26	1,230
Ralph Lauren Corp. - Class A (b)	16	1,128
Ross Stores Inc.	123	10,448
Royal Caribbean Cruises Ltd. (b)	57	2,863
Southwest Airlines Co.	183	6,261
Stanley Black & Decker, Inc.	53	7,402
Starbucks Corporation	406	29,871
Tapestry Inc.	95	1,265
The Home Depot, Inc.	371	92,965
Tiffany & Co.	36	4,362
TJX Cos. Inc.	417	21,094
Tractor Supply Co.	41	5,395
Ulta Salon, Cosmetics & Fragrance, Inc. (a) (b)	19	3,874
Under Armour Inc. - Class A (a) (b)	65	631
Under Armour Inc. - Class C (a) (b)	65	577
VF Corp.	110	6,680
Whirlpool Corporation (b)	22	2,844
Wynn Resorts Ltd. (b)	32	2,391
Yum! Brands, Inc.	103	8,942
		912,981
Industrials 7.5%
3M Company (b)	198	30,835
Alaska Air Group, Inc.	41	1,490
Allegion Public Limited Company (b)	31	3,143
American Airlines Group Inc. (b)	133	1,743
AMETEK, Inc.	79	7,064
AO Smith Corp. (b)	50	2,350
C.H. Robinson Worldwide, Inc. (b)	47	3,693
Carrier Global Corporation	272	6,045
Caterpillar Inc.	187	23,635
Cintas Corp.	29	7,615
Copart Inc. (a)	69	5,754
CSX Corp.	268	18,672
Cummins Inc. (b)	51	8,834
Deere & Company	108	17,052
Dover Corporation	49	4,733
Eaton Corporation Public Limited Company	138	12,089
Emerson Electric Co.	206	12,789
Expeditors International of Washington Inc.	59	4,470
Fastenal Co.	193	8,251
FedEx Corporation	83	11,633
Flowserve Corporation	45	1,281
Fortive Corporation (b)	100	6,758
Fortune Brands Home & Security, Inc. (b)	50	3,209
General Dynamics Corporation (b)	80	11,909
General Electric Company	3,006	20,532
Honeywell International Inc.	242	35,024
Howmet Aerospace Inc.	132	2,085
Huntington Ingalls Industries Inc.	14	2,444
IDEX Corporation	25	4,028
Illinois Tool Works Inc.	100	17,409
Ingersoll Rand Inc. (a) (b)	122	3,417
	Shares/Par[1]	Value ($)
Jacobs Engineering Group Inc.	46	3,861
JB Hunt Transport Services Inc. (b)	28	3,373
Johnson Controls International Public Limited Company	262	8,929
Kansas City Southern	35	5,183
L3Harris Technologies, Inc.	75	12,783
Lockheed Martin Corporation	85	31,132
Masco Corporation	91	4,585
Nielsen Holdings plc (b)	121	1,794
Norfolk Southern Corporation	89	15,657
Northrop Grumman Systems Corp.	53	16,447
Old Dominion Freight Line Inc. (b)	32	5,507
Otis Worldwide Corporation	140	7,976
PACCAR Inc.	118	8,848
Parker-Hannifin Corporation	45	8,157
Pentair Public Limited Company	55	2,074
Quanta Services, Inc.	45	1,768
Raytheon BBN Technologies Corp.	504	31,086
Republic Services Inc.	72	5,941
Robert Half International Inc. (b)	41	2,145
Rockwell Automation Inc.	40	8,520
Rollins Inc. (b)	50	2,130
Roper Technologies, Inc.	36	13,938
Snap-On Inc. (b)	19	2,614
Teledyne Technologies Inc. (a)	12	3,814
Textron Inc.	82	2,701
The Boeing Company	185	33,877
Trane Technologies Public Limited Company	81	7,201
TransDigm Group Inc. (b)	17	7,639
Union Pacific Corporation	234	39,605
United Airlines Holdings, Inc. (a) (b)	89	3,074
United Parcel Service Inc. - Class B	241	26,803
United Rentals Inc. (a) (b)	26	3,949
Verisk Analytics, Inc.	56	9,586
W. W. Grainger, Inc.	15	4,729
Wabtec Corp. (b)	61	3,521
Waste Management, Inc.	132	14,014
Xylem Inc.	60	3,882
		668,829
Consumer Staples 7.3%
Altria Group, Inc.	643	25,221
Archer-Daniels-Midland Company	189	7,522
Brown-Forman Corp. - Class B (b)	61	3,901
Campbell Soup Company (b)	60	2,973
Church & Dwight Co. Inc.	82	6,346
Colgate-Palmolive Co.	295	21,612
ConAgra Brands Inc.	165	5,800
Constellation Brands, Inc. - Class A	58	10,129
Costco Wholesale Corporation	152	46,001
Coty Inc. - Class A	105	471
Dollar General Corporation	87	16,565
Estee Lauder Cos. Inc. - Class A (b)	77	14,480
General Mills, Inc. (b)	209	12,860
Hershey Co.	50	6,502
Hormel Foods Corp. (b)	97	4,691
JM Smucker Co. (b)	38	4,039
Kellogg Co. (b)	85	5,620
Kimberly-Clark Corporation	116	16,433
Kraft Heinz Foods Company	214	6,840
Lamb Weston Holdings Inc.	49	3,118
McCormick & Co. Inc.	43	7,688
Molson Coors Beverage Company - Class B (b)	63	2,155
Mondelez International, Inc. - Class A	495	25,322
Monster Beverage 1990 Corporation (a)	129	8,972
PepsiCo, Inc.	479	63,304
Philip Morris International Inc.	534	37,447
Procter & Gamble Co.	856	102,301
Sysco Corp.	173	9,431
Target Corporation	173	20,741
The Clorox Company	43	9,471
The Coca-Cola Company	1,333	59,552
The Kroger Co. (b)	272	9,204
Tyson Foods Inc. - Class A	99	5,924
Walgreens Boots Alliance, Inc.	259	10,979

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

255

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Walmart Inc.	487	58,326
		651,941
Utilities 3.0%
Alliant Energy Corporation	81	3,898
Ameren Corporation	85	5,974
American Electric Power Company, Inc. (b)	170	13,569
American Water Works Company, Inc.	62	8,001
Atmos Energy Corporation (b)	42	4,193
CenterPoint Energy, Inc. (b)	187	3,494
CMS Energy Corp.	99	5,773
Consolidated Edison, Inc.	114	8,206
Dominion Energy, Inc.	289	23,482
DTE Energy Company	65	7,001
Duke Energy Corporation	251	20,046
Edison International	130	7,063
Entergy Corporation	67	6,284
Evergy, Inc.	80	4,736
Eversource Energy	116	9,647
Exelon Corporation (b)	335	12,175
FirstEnergy Corp.	182	7,047
NextEra Energy, Inc.	168	40,326
NiSource Inc. (b)	124	2,829
NRG Energy, Inc.	89	2,886
Pinnacle West Capital Corp.	38	2,767
PPL Corporation	265	6,843
Public Service Enterprise Group Inc.	171	8,383
Sempra Energy	101	11,809
The AES Corporation	223	3,228
The Southern Company	361	18,720
WEC Energy Group Inc.	109	9,529
Xcel Energy Inc.	181	11,321
		269,230
Real Estate 2.8%
Alexandria Real Estate Equities, Inc. (b)	42	6,867
American Tower Corporation	152	39,344
Apartment Investment and Management Company - Class A	54	2,024
AvalonBay Communities, Inc.	48	7,485
Boston Properties Inc.	49	4,404
CBRE Group, Inc. - Class A (a)	113	5,116
Crown Castle International Corp.	143	23,939
Digital Realty Trust Inc. (b)	92	13,139
Duke Realty Corp.	128	4,547
Equinix, Inc.	30	21,318
Equity Residential	118	6,945
Essex Property Trust Inc.	23	5,270
Extra Space Storage Inc. (b)	43	3,927
Federal Realty Investment Trust (b)	25	2,153
Healthpeak Properties, Inc.	185	5,100
Host Hotels & Resorts, Inc. (b)	247	2,660
Iron Mountain Incorporated (b)	96	2,499
Kimco Realty Corporation (b)	139	1,781
Mid-America Apartment Communities, Inc.	39	4,428
ProLogis Inc.	255	23,765
Public Storage	52	9,966
Realty Income Corporation (b)	118	7,048
Regency Centers Corp. (b)	55	2,546
SBA Communications Corporation	39	11,488
Simon Property Group, Inc.	103	7,030
SL Green Realty Corp. (b)	28	1,364
UDR, Inc. (b)	103	3,838
Ventas, Inc.	124	4,552
Vornado Realty Trust (b)	54	2,053
Welltower Inc.	144	7,439
Weyerhaeuser Company	259	5,827
		249,862
Energy 2.8%
Apache Corporation (b)	128	1,726
Baker Hughes, a GE Company, LLC - Class A (b)	220	3,391
Cabot Oil & Gas Corp. (b)	142	2,442
Chevron Corporation	644	57,478
Concho Resources Inc.	66	3,390
ConocoPhillips	375	15,774
Devon Energy Corporation (b)	137	1,556
	Shares/Par[1]	Value ($)
Diamondback Energy, Inc. (b)	55	2,296
EOG Resources, Inc.	201	10,186
Exxon Mobil Corporation	1,458	65,205
Halliburton Company (b)	294	3,812
Hess Corporation (b)	91	4,690
HollyFrontier Corp.	54	1,570
Kinder Morgan, Inc.	673	10,211
Marathon Oil Corporation (b)	286	1,749
Marathon Petroleum Corporation	220	8,229
National Oilwell Varco, Inc. (b)	126	1,546
Noble Energy, Inc.	155	1,387
Occidental Petroleum Corporation (b)	304	5,558
ONEOK, Inc.	138	4,578
Phillips 66	151	10,857
Pioneer Natural Resources Co.	57	5,594
Schlumberger Ltd.	479	8,812
TechnipFMC PLC	138	945
The Williams Companies, Inc.	408	7,758
Valero Energy Corporation	141	8,295
		249,035
Materials 2.5%
Air Products and Chemicals, Inc.	76	18,331
Albemarle Corporation (b)	38	2,901
Amcor Plc (b)	546	5,575
Avery Dennison Corporation	27	3,100
Ball Corporation	112	7,750
Celanese Corp. - Class A	42	3,622
CF Industries Holdings Inc.	78	2,206
Corteva, Inc.	252	6,756
Dow Inc.	252	10,280
DuPont de Nemours, Inc.	252	13,399
Eastman Chemical Co.	46	3,231
Ecolab Inc.	86	17,184
FMC Corporation	44	4,344
Freeport-McMoRan Inc. - Class B	507	5,861
International Flavors & Fragrances Inc. (b)	36	4,404
International Paper Company	137	4,820
Linde Public Limited Company	181	38,456
LyondellBasell Industries N.V. - Class A	87	5,749
Martin Marietta Materials Inc.	21	4,334
MOS Holdings Inc.	117	1,459
Newmont Corporation	282	17,439
Nucor Corporation (b)	103	4,251
Packaging Corporation of America	32	3,189
PPG Industries, Inc.	81	8,617
Sealed Air Corporation (b)	49	1,626
Sherwin-Williams Co.	28	16,357
Vulcan Materials Co. (b)	45	5,157
Westrock Company, Inc.	89	2,525
		222,923
Total Common Stocks (cost $5,821,328)		8,838,069
RIGHTS 0.0%
T-Mobile USA, Inc. (a)	130	22
Total Rights (cost $0)		22
SHORT TERM INVESTMENTS 3.5%
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	52,726	52,726
Repurchase Agreement with CIT, 0.57% (Collateralized by publicly traded equities and U.S. Treasury securities with a value of 179,948) acquired on 06/30/20, due 09/30/20 at $165,240	165,000	165,000
		217,726
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	88,265	88,265

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

256

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	8,997	8,987
Total Short Term Investments (cost $314,980)		314,978
Total Investments 102.3% (cost $6,136,308)		9,153,069
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (2.3)%		(208,359)
Total Net Assets 100.0%		8,944,709

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Small Cap Index Fund
COMMON STOCKS 99.1%
Industrials 17.1%
AAON, Inc.	130	7,073
AAR Corp.	102	2,103
ABM Industries Incorporated	211	7,643
Aegion Corporation (a)	102	1,616
Aerojet Rocketdyne Holdings, Inc. (a)	229	9,089
AeroVironment, Inc. (a)	69	5,482
Alamo Group Inc.	30	3,110
Albany International Corp. - Class A	97	5,685
Allegiant Travel Company	41	4,527
American Woodmark Corporation (a)	49	3,678
Apogee Enterprises, Inc.	86	1,986
Applied Industrial Technologies, Inc.	124	7,734
Arcbest Corporation	79	2,081
Arcosa, Inc.	155	6,547
Astec Industries, Inc.	71	3,292
Atlas Air Worldwide Holdings, Inc. (a) (b)	84	3,596
AZZ Inc.	81	2,794
Barnes Group Inc.	150	5,947
Brady Corp. - Class A	155	7,243
Chart Industries, Inc. (a)	113	5,457
CIRCOR International, Inc. (a)	65	1,647
Comfort Systems USA Inc.	118	4,826
Cubic Corp. (b)	101	4,847
DXP Enterprises Inc. (a)	54	1,068
Echo Global Logistics, Inc. (a)	85	1,830
Encore Wire Corp.	66	3,198
Enerpac Tool Group Corp.	173	3,043
EnPro Industries, Inc.	66	3,253
ESCO Technologies Inc.	82	6,957
Exponent, Inc.	164	13,295
Federal Signal Corporation	193	5,743
Forrester Research Inc. (a)	34	1,077
Forward Air Corp.	90	4,487
Foundation Building Materials Inc. (a)	58	909
Franklin Electric Co. Inc.	123	6,484
Gibraltar Industries Inc. (a)	103	4,930
GMS Inc. (a)	137	3,377
Granite Construction Incorporated (b)	150	2,864
Greenbrier Cos. Inc. (b)	106	2,420
Harsco Corporation (a)	252	3,409
Hawaiian Holdings, Inc.	147	2,065
Heartland Express Inc.	148	3,079
Heidrick & Struggles International Inc.	62	1,344
Hillenbrand Inc.	239	6,464
HUB Group Inc. - Class A (a)	107	5,104
Insteel Industries, Inc.	61	1,154
Interface Inc.	192	1,565
John Bean Technologies Corp.	101	8,722
Kaman Corp.	88	3,679
Kelly Services Inc. - Class A	109	1,721
Korn Ferry	175	5,378
Lindsay Corp. (b)	34	3,136
Lydall Inc. (a)	58	785
Marten Transport Ltd. (b)	121	3,056
	Shares/Par[1]	Value ($)
Matson Intermodal - Paragon, Inc.	137	3,982
Matthews International Corp. - Class A	99	1,893
Meritor, Inc. (a)	235	4,655
Moog Inc. - Class A	96	5,092
Mueller Industries Inc.	181	4,818
MYR Group Inc. (a)	55	1,752
National Presto Industries Inc.	17	1,463
Now, Inc. (a)	350	3,018
Patrick Industries, Inc.	72	4,394
PGT Innovations, Inc. (a)	187	2,929
Powell Industries Inc.	28	775
Proto Labs Inc. (a)	85	9,583
Quanex Building Products Corp.	109	1,513
Raven Industries Inc.	113	2,440
Resideo Technologies, Inc. (a)	394	4,614
Resources Connection, Inc.	99	1,179
RR Donnelley & Sons Co. (b)	234	279
Saia, Inc. (a)	83	9,178
Simpson Manufacturing Co. Inc.	126	10,643
SkyWest Inc.	159	5,186
SPX Corp. (a)	142	5,861
SPX Flow, Inc. (a)	135	5,059
Standex International Corp.	39	2,221
SunRun Inc. (a)	252	4,960
Team, Inc. (a)	100	556
Tennant Co.	57	3,721
Titan International, Inc.	164	240
Triumph Group Inc.	166	1,496
TrueBlue, Inc. (a)	120	1,835
UniFirst Corp.	49	8,719
US Ecology Parent, Inc.	84	2,848
Veritiv Corp. (a) (b)	43	723
Viad Corp	68	1,287
Vicor Corp. (a) (b)	58	4,190
Wabash National Corp.	179	1,898
Watts Water Technologies Inc. - Class A	88	7,112
		355,711
Consumer Discretionary 14.8%
Abercrombie & Fitch Co. - Class A	195	2,071
American Axle & Manufacturing Holdings, Inc. (a)	350	2,660
American Public Education, Inc. (a)	47	1,402
America's Car Mart, Inc. (a)	20	1,785
Asbury Automotive Group, Inc. (a)	61	4,716
Barnes & Noble Education, Inc. (a) (b)	127	203
Bed Bath & Beyond Inc. (b)	405	4,289
Big Lots, Inc. (b)	126	5,307
BJ's Restaurants, Inc.	69	1,454
Bloomin' Brands, Inc.	281	2,990
Boot Barn Holdings, Inc. (a)	91	1,970
Brinker International Inc.	143	3,430
Buckle Inc. (b)	94	1,481
Caleres Inc.	121	1,005
Callaway Golf Co.	296	5,179
Capri Holdings Limited (a)	477	7,449
Cato Corp. - Class A (b)	72	591
Cavco Industries Inc. (a)	28	5,348
Century Communities Inc. (a)	89	2,725
Cheesecake Factory Inc. (b)	134	3,066
Chico's FAS Inc.	347	479
Childrens Place Retail Stores Inc. (b)	48	1,781
Chuy's Holdings Inc. (a)	56	837
Conn's Inc. (a) (b)	64	643
Cooper Tire & Rubber Co.	161	4,454
Cooper-Standard Holdings Inc. (a)	49	654
Core-Mark Holding Co. Inc.	146	3,637
Crocs Inc. (a)	217	7,983
Dave & Buster's Entertainment Inc. (b)	152	2,022
Designer Brands Inc. - Class A (b)	182	1,230
Dine Brands Global Inc. (b)	54	2,282
Dorman Products Inc. (a)	92	6,173
El Pollo Loco Holdings Inc. (a) (b)	58	859
Ethan Allen Interiors Inc.	72	857
Express, Inc. (a) (b)	215	331
Fiesta Restaurant Group, Inc. (a)	56	360

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

257

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Fossil Group, Inc. (a) (b)	159	740
Fox Factory Holding Corp. (a)	131	10,843
GameStop Corp. - Class A (a) (b)	225	978
Garrett Motion Inc. (a)	244	1,350
Genesco Inc. (a)	45	977
Gentherm Incorporated (a)	104	4,064
G-III Apparel Group, Ltd. (a) (b)	138	1,830
Griffon Corporation	136	2,510
Group 1 Automotive Inc.	55	3,601
Guess Inc. (b)	142	1,370
Haverty Furniture Cos. Inc.	55	886
Hibbett Sports Inc. (a)	55	1,161
Installed Building Products, Inc. (a)	68	4,644
iRobot Corp. (a) (b)	90	7,509
Kontoor Brands, Inc. (b)	151	2,692
La-Z-Boy Inc.	148	3,998
LCI Industries	80	9,250
LGI Homes, Inc. (a)	70	6,126
Liquidity Services, Inc. (a)	88	523
Lithia Motors Inc. - Class A	71	10,695
Lumber Liquidators, Inc. (a) (b)	94	1,300
M/I Homes, Inc. (a)	91	3,143
Macy's, Inc. (b)	988	6,795
MarineMax Inc. (a)	67	1,509
MDC Holdings Inc.	160	5,729
Meritage Homes Corporation (a)	113	8,585
Monarch Casino & Resort Inc. (a)	39	1,315
Monro Inc.	105	5,766
Motorcar Parts of America Inc. (a) (b)	64	1,123
Movado Group Inc.	56	606
Office Depot Inc.	1,684	3,957
Oxford Industries Inc.	53	2,327
Perdoceo Education Corporation (a)	220	3,510
PetMed Express Inc. (b)	63	2,245
Red Robin Gourmet Burgers, Inc. (a) (b)	43	437
Regis Corp. (a)	82	672
Rent-A-Center, Inc.	155	4,304
Ruth's Hospitality Group Inc.	98	799
Shake Shack Inc. - Class A (a) (b)	112	5,946
Shoe Carnival Inc. (b)	31	899
Shutterstock Inc.	61	2,149
Signet Jewelers Limited (b)	168	1,725
Sleep Number Corporation (a)	88	3,677
Sonic Automotive, Inc. - Class A	80	2,539
Stamps.com Inc. (a)	52	9,552
Standard Motor Products Inc.	65	2,681
Steven Madden Ltd.	246	6,063
Sturm Ruger & Co. Inc.	52	3,958
The Michaels Companies, Inc. (a) (b)	255	1,800
Tupperware Brands Corp. (b)	165	785
Unifi Inc. (a)	48	616
Universal Electronics Inc. (a)	46	2,132
Vera Bradley, Inc. (a)	75	334
Vista Outdoor Inc. (a)	189	2,738
Wingstop Inc.	94	13,065
Winnebago Industries Inc.	108	7,227
Wolverine World Wide, Inc.	259	6,175
YETI Holdings, Inc. (a)	214	9,141
Zumiez Inc. (a) (b)	65	1,769
		308,543
Information Technology 14.0%
3D Systems Corporation (a) (b)	381	2,667
8x8, Inc. (a) (b)	328	5,255
ADTRAN, Inc.	155	1,693
Advanced Energy Industries, Inc. (a)	123	8,335
Agilysys, Inc. (a)	66	1,182
Alarm.Com Holdings, Inc. (a)	136	8,818
Applied Optoelectronics, Inc. (a) (b)	62	679
Arlo Technologies, Inc. (a)	242	625
Axcelis Technologies, Inc. (a)	104	2,907
Badger Meter, Inc.	92	5,774
Bel Fuse Inc. - Class B	35	374
Benchmark Electronics, Inc.	117	2,529
Bottomline Technologies Inc. (a)	121	6,155
	Shares/Par[1]	Value ($)
Brooks Automation Inc.	236	10,425
CalAmp Corp. (a)	109	874
Cardtronics Group Limited - Class A (a)	116	2,787
CEVA Inc. (a)	68	2,553
Cohu Inc.	135	2,336
Comtech Telecommunications Corp.	79	1,330
CSG Systems International, Inc.	105	4,341
CTS Corp.	104	2,082
Daktronics Inc. (b)	110	477
Diebold Nixdorf Inc. (a)	256	1,549
Digi International Inc. (a)	90	1,051
Diodes Inc. (a)	133	6,757
DSP Group, Inc. (a)	72	1,137
Ebix Inc. (b)	71	1,585
ePlus Inc. (a)	43	3,025
EVERTEC, Inc.	191	5,370
ExlService Holdings Inc. (a)	108	6,849
Extreme Networks, Inc. (a)	394	1,711
Fabrinet (a)	117	7,324
FARO Technologies Inc. (a)	56	3,002
FormFactor Inc. (a)	243	7,138
Harmonic, Inc. (a) (b)	294	1,398
Ichor Holdings, Ltd. (a)	72	1,909
Insight Enterprises, Inc. (a)	112	5,534
Itron Inc. (a)	114	7,566
Knowles Corporation (a)	271	4,128
Kulicke & Soffa Industries Inc.	199	4,150
LivePerson, Inc. (a)	196	8,139
Mantech International Corp. - Class A	86	5,913
MaxLinear, Inc. - Class A (a)	211	4,518
Methode Electronics Inc.	118	3,688
MicroStrategy Inc. - Class A (a)	25	2,923
MTS Systems Corp.	59	1,043
NETGEAR, Inc. (a)	94	2,444
NIC Inc.	213	4,899
Onespan, Inc. (a)	101	2,827
Onto Innovation Inc. (a)	154	5,255
OSI Systems Inc. (a)	55	4,070
PC Connection, Inc.	36	1,692
PDF Solutions Inc. (a)	91	1,772
Perficient, Inc. (a)	104	3,724
Photronics Inc. (a)	208	2,319
Pitney Bowes Inc. (b)	529	1,376
Plantronics Inc. (b)	107	1,564
Plexus Corp. (a)	94	6,600
Power Integrations Inc.	94	11,160
Progress Software Corp.	141	5,470
Rambus Inc. (a)	359	5,461
Rogers Corp. (a)	60	7,431
Sanmina Corp. (a)	218	5,454
ScanSource Inc. (a)	80	1,930
SMART Global Holdings, Inc. (a)	44	1,193
SPS Commerce, Inc. (a)	112	8,379
Sykes Enterprises Inc. (a)	123	3,394
TTEC Holdings, Inc.	57	2,674
TTM Technologies, Inc. (a)	318	3,776
Ultra Clean Holdings, Inc. (a)	126	2,859
Unisys Corp. (a)	169	1,839
Veeco Instruments Inc. (a)	160	2,160
Viavi Solutions Inc. (a)	727	9,257
Virtusa Corporation (a)	94	3,067
Xperi Holding Corporation	363	5,360
		291,011
Financials 13.9%
Allegiance Bancshares, Inc.	59	1,495
Ambac Financial Group, Inc. (a)	143	2,052
American Equity Investment Life Holding Company	292	7,227
Ameris Bancorp	206	4,863
Amerisafe, Inc.	62	3,763
Axos Financial, Inc. (a)	168	3,698
Banc of California, Inc.	142	1,540
Banner Corporation	112	4,243
Berkshire Hills Bancorp, Inc.	138	1,516
Blucora, Inc. (a)	161	1,842

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

258

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Boston Private Financial Holdings Inc.	257	1,767
Brightsphere Investment Group Inc.	200	2,487
Brookline Bancorp, Inc.	256	2,577
Cadence Bancorporation - Class A	402	3,563
Central Pacific Financial Corp.	86	1,383
City Holdings Co.	52	3,401
Columbia Banking System Inc.	229	6,491
Community Bank System Inc.	166	9,452
Customers Bancorp, Inc. (a)	92	1,108
CVB Financial Corp.	412	7,712
Dime Community Bancshares Inc.	92	1,267
Donnelley Financial Solutions, Inc. (a)	103	866
Eagle Bancorp Inc.	103	3,374
eHealth, Inc. (a)	81	7,969
Employer Holdings Inc.	97	2,928
Encore Capital Group, Inc. (a) (b)	89	3,051
Enova International, Inc. (a)	96	1,434
EZCORP, Inc. - Class A (a) (b)	173	1,089
First Bancorp.	704	3,935
First Commonwealth Financial Corporation	317	2,624
First Financial Bancorp.	318	4,416
First Midwest Bancorp, Inc.	362	4,830
Flagstar Bancorp, Inc.	108	3,170
Franklin Financial Network, Inc.	45	1,161
Granite Point Mortgage Trust Inc. (b)	180	1,296
Great Western Bancorp Inc.	181	2,496
Green Dot Corporation - Class A (a)	154	7,582
Greenhill & Co. Inc.	44	443
Hanmi Financial Corp.	103	1,000
HCI Group, Inc. (b)	22	1,000
Heritage Financial Corporation	120	2,402
HomeStreet, Inc.	75	1,848
Hope Bancorp, Inc.	394	3,632
Horace Mann Educators Corp.	132	4,848
Independent Bank Corp.	105	7,070
Independent Bank Group, Inc.	117	4,739
INTL FCStone Inc. (a)	52	2,871
James River Group, Inc.	97	4,359
Kinsale Capital Group, Inc.	65	10,163
Meta Financial Group, Inc.	102	1,858
National Bank Holdings Corp. - Class A	100	2,691
NBT Bancorp Inc.	140	4,301
NMI Holdings Inc. - Class A (a)	265	4,256
Northfield Bancorp Inc.	143	1,649
Northwest Bancshares Inc.	377	3,858
OFG Bancorp	164	2,191
Old National Bancorp	526	7,243
Pacific Premier Bancorp, Inc.	258	5,600
Palomar Holdings, Inc. (a)	57	4,852
Piper Jaffray Cos.	47	2,783
Preferred Bank	42	1,790
ProAssurance Corporation	173	2,510
Provident Financial Services, Inc.	191	2,757
S&T Bancorp Inc.	121	2,845
Safety Insurance Group, Inc.	47	3,577
Seacoast Banking Corp. of Florida (a)	163	3,330
ServisFirst Bancshares, Inc.	145	5,189
Simmons First National Corp. - Class A	348	5,960
Southside Bancshares, Inc.	99	2,750
Stewart Information Services Corp.	75	2,436
The PRA Group, Inc. (a)	143	5,526
Third Point Reinsurance Ltd. (a)	256	1,921
Tompkins Financial Corp.	39	2,515
Triumph Bancorp, Inc. (a)	71	1,728
TrustCo Bank Corp.	316	2,003
United Community Banks, Inc.	253	5,085
United Fire Group Inc.	68	1,879
United Insurance Holdings Corp.	69	539
Universal Insurance Holdings, Inc.	96	1,705
Veritex Holdings Inc.	152	2,684
Virtus Partners, Inc.	24	2,784
Waddell & Reed Financial Inc. - Class A (b)	210	3,262
Walker & Dunlop, Inc.	93	4,712
Westamerica Bancorp (b)	87	5,009
WisdomTree Investments, Inc.	381	1,321
	Shares/Par[1]	Value ($)
World Acceptance Corp. (a) (b)	18	1,190
		288,332
Health Care 13.0%
Addus HomeCare Corporation (a)	42	3,930
Allscripts Healthcare Solutions, Inc. (a)	520	3,519
AMAG Pharmaceuticals, Inc. (a) (b)	109	837
AMN Healthcare Services, Inc. (a)	150	6,782
Amphastar Pharmaceuticals, Inc. (a)	108	2,420
AngioDynamics, Inc. (a)	122	1,241
ANI Pharmaceuticals, Inc. (a)	29	946
Anika Therapeutics, Inc. (a)	45	1,713
BioTelemetry, Inc. (a)	109	4,903
Cardiovascular Systems Inc. (a)	112	3,545
Coherus Biosciences, Inc. (a)	192	3,434
Community Health Systems Inc. (a)	383	1,152
Computer Programs & Systems Inc.	40	916
Conmed Corp.	91	6,565
Corcept Therapeutics Inc. (a) (b)	324	5,449
Corvel Corp. (a)	28	1,989
Covetrus, Inc. (a) (b)	308	5,504
Cross Country Healthcare Inc. (a)	120	742
CryoLife Inc. (a)	120	2,309
Cutera Inc. (a)	56	684
Cytokinetics, Incorporated (a)	191	4,512
Eagle Pharmaceuticals Inc. (a)	31	1,497
Emergent BioSolutions Inc. (a)	141	11,184
Enanta Pharmaceuticals, Inc. (a)	50	2,511
Endo International Public Limited Company (a) (b)	655	2,247
Glaukos Corp. (a) (b)	126	4,847
Hanger, Inc. (a)	116	1,915
Healthstream, Inc. (a)	80	1,774
Heska Corporation (a)	26	2,441
HMS Holdings Corp. (a)	283	9,153
Innoviva, Inc. (a)	214	2,991
Inogen, Inc. (a)	60	2,114
Integer Holdings Corporation (a)	105	7,645
Invacare Corp.	110	701
Lannett Co. Inc. (a)	111	803
Lantheus Holdings Inc. (a) (b)	211	3,022
LeMaitre Vascular Inc.	50	1,318
Luminex Corporation	135	4,389
Magellan Health Services Inc. (a)	69	5,066
Medpace Holdings, Inc. (a)	87	8,076
Meridian Bioscience Inc. (a)	141	3,285
Merit Medical Systems Inc. (a)	175	7,966
Mesa Laboratories, Inc.	13	2,818
Momenta Pharmaceuticals, Inc. (a)	373	12,413
Myriad Genetics, Inc. (a)	236	2,672
Natus Medical Inc. (a)	109	2,371
Neogen Corp. (a)	168	13,055
Neogenomics Laboratories, Inc. (a)	347	10,750
Nextgen Healthcare Inc. (a)	157	1,727
Omnicell, Inc. (a)	135	9,559
Orasure Technologies, Inc. (a)	222	2,578
Orthofix Medical Inc. (a)	63	2,000
Owens & Minor Inc.	204	1,555
Pacira Biosciences, Inc. (a)	135	7,063
Phibro Animal Health Corporation - Class A	65	1,720
Providence Services Corp. (a)	37	2,939
RadNet Inc. (a)	129	2,054
Regenxbio Inc. (a)	98	3,621
Select Medical Holdings Corporation (a)	339	5,000
Simulations Plus Inc.	39	2,323
Spectrum Pharmaceuticals, Inc. (a)	381	1,288
Supernus Pharmaceuticals Inc. (a)	165	3,921
SurModics Inc. (a)	44	1,906
Tabula Rasa HealthCare Inc. (a) (b)	65	3,539
Tactile Systems Technology, Inc. (a)	62	2,554
The Ensign Group, Inc.	161	6,729
The Pennant Group, Inc. (a)	83	1,883
Tivity Health, Inc. (a)	142	1,610
U. S. Physical Therapy, Inc.	41	3,335
Vanda Pharmaceuticals Inc. (a)	172	1,966
Varex Imaging Corporation (a)	120	1,818

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

259

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Xencor, Inc. (a)	155	5,028
Zynex, Inc. (a) (b)	48	1,193
		271,025
Real Estate 9.4%
Acadia Realty Trust	279	3,619
Agree Realty Corporation	172	11,304
Alexander & Baldwin, LLC	211	2,575
American Assets Trust, Inc.	155	4,317
Apollo Commercial Real Estate Finance, Inc.	462	4,532
Armada Hoffler Properties, Inc.	182	1,812
ARMOUR Residential REIT, Inc.	207	1,943
Brandywine Realty Trust	541	5,896
Capstead Mortgage Corporation	297	1,631
Caretrust REIT, Inc.	306	5,251
Cedar Realty Trust Inc.	297	294
Chatham Lodging Trust	153	936
Community Healthcare Trust Incorporated	64	2,636
DiamondRock Hospitality Co.	636	3,515
Diversified Healthcare Trust	760	3,365
Dwight A. Walker Real Estate, Inc. - Class A	59	1,855
Easterly Government Properties, Inc.	238	5,494
Essential Properties Realty Trust, Inc.	291	4,321
Four Corners Property Trust, Inc.	223	5,435
Franklin Street Properties Corp.	338	1,718
Getty Realty Corp.	108	3,217
Global Net Lease Inc.	289	4,831
Hersha Hospitality Trust	119	686
Independence Realty Trust, Inc.	300	3,441
Industrial Logistics Properties Trust	208	4,272
Innovative Industrial Properties, Inc. (b)	58	5,147
Invesco Mortgage Capital Inc. (b)	482	1,802
Investors Real Estate Trust	38	2,702
iStar Inc. (b)	233	2,866
Kite Realty Naperville, LLC	267	3,077
KKR Real Estate Finance Trust Inc.	80	1,329
Lexington Realty Trust	883	9,312
LTC Properties Inc.	127	4,766
Marcus & Millichap Inc. (a)	76	2,201
National Storage Affiliates Trust	196	5,623
New York Mortgage Trust Inc. (b)	1,172	3,059
NexPoint Residential Trust, Inc.	70	2,470
Office Properties Income Trust	155	4,032
Pennsylvania REIT	207	281
PennyMac Mortgage Investment Trust	321	5,634
Ready Capital Corporation	121	1,047
Realogy Holdings Corp. (b)	372	2,755
Redwood Trust Inc. (b)	364	2,547
Retail Opportunity Investments Corp.	370	4,188
Retail Properties of America, Inc. - Class A	682	4,992
RPT Realty	257	1,792
Safehold Inc. (b)	43	2,483
Saul Centers Inc.	38	1,219
SITE Centers Corp.	474	3,839
St. Joe Co. (a)	99	1,915
Summit Hotel Properties Inc.	330	1,955
Tanger Factory Outlet Centers Inc. (b)	293	2,091
Uniti Group Inc.	620	5,793
Universal Health Realty Income Trust	41	3,251
Urstadt Biddle Properties Inc. - Class A	100	1,182
Washington Prime Group, L.P. (b)	620	521
Washington REIT	259	5,745
Whitestone REIT	130	947
Xenia Hotels & Resorts Inc.	365	3,406
		194,865
Materials 5.4%
AdvanSix Inc. (a)	92	1,075
American Vanguard Corporation	88	1,206
Arconic Rolled Products Corporation (a)	310	4,324
Balchem Corporation	103	9,794
Boise Cascade Company	124	4,671
Century Aluminum Co. (a)	167	1,190
Clearwater Paper Corporation (a)	53	1,904
Cleveland-Cliffs Inc. (b)	1,268	6,998
Ferro Corporation (a)	256	3,058
	Shares/Par[1]	Value ($)
FutureFuel Corp.	85	1,019
GCP Applied Technologies Inc. (a)	173	3,216
H.B. Fuller Company	164	7,327
Hawkins Inc.	28	1,200
Haynes International Inc.	42	973
Innospec Inc.	78	6,001
Kaiser Aluminum Corporation	51	3,766
Koppers Holdings Inc. (a)	69	1,307
Kraton Corporation (a)	97	1,678
Livent Corporation (a) (b)	473	2,915
Materion Corp.	64	3,954
Mercer International Inc.	132	1,077
Myers Industries Inc.	118	1,714
Neenah Inc.	52	2,591
Olympic Steel, Inc.	30	357
P.H. Glatfelter Co.	137	2,196
Park Aerospace Technologies Corp.	63	705
Quaker Chemical Corp. (b)	41	7,629
Rayonier Advanced Materials Inc.	169	474
Schweitzer-Mauduit International Inc.	99	3,291
Stepan Co.	64	6,224
SunCoke Energy, Inc.	259	768
TimkenSteel Corp. (a) (b)	131	508
Tredegar Corp.	75	1,153
Trinseo S.A.	126	2,789
U.S. Concrete, Inc. (a)	51	1,270
UFP Industries, Inc.	195	9,642
Warrior Met Coal, Inc.	164	2,518
		112,482
Consumer Staples 3.7%
B&G Foods, Inc. (b)	204	4,967
Calavo Growers Inc. (b)	53	3,348
Cal-Maine Foods Inc. (a)	96	4,286
Central Garden & Pet Co. (a)	29	1,053
Central Garden & Pet Co. - Class A (a)	128	4,323
Coca-Cola Consolidated Inc.	15	3,411
Del Monte Fresh Produce Company	96	2,351
Inter Parfums Inc.	57	2,763
J&J Snack Foods Corp.	48	6,097
John B. Sanfilippo & Son Inc.	28	2,358
Medifast, Inc. (b)	37	5,181
MGPI Processing, Inc. (b)	41	1,490
National Beverage Corp. (a) (b)	36	2,219
PriceSmart Inc.	70	4,226
Seneca Foods Corp. - Class A (a)	23	776
SpartanNash Co.	118	2,513
The Andersons, Inc.	105	1,448
The Chefs' Warehouse, Inc. (a)	96	1,304
United Natural Foods Inc. (a) (b)	174	3,171
Universal Corp.	80	3,393
USANA Health Sciences, Inc. (a)	40	2,951
Vector Group Ltd.	378	3,803
WD-40 Co. (b)	44	8,716
		76,148
Energy 3.0%
Archrock, Inc.	409	2,656
Bonanza Creek Energy, Inc. (a)	62	913
Bristow Group Inc. (a)	23	319
Callon Petroleum Company (a) (b)	1,253	1,441
CONSOL Mining Corporation (a) (b)	91	459
Core Laboratories N.V. (b)	143	2,904
Denbury Resources Inc. (a)	1,617	446
DMC Global Inc. (b)	44	1,228
Dorian LPG Ltd. (a)	96	743
Dril-Quip Inc. (a)	115	3,423
Exterran Trinidad LLC (a)	82	441
Geospace Technologies Corporation (a) (b)	43	326
Green Plains Renewable Energy Inc. (a) (b)	106	1,084
Gulfport Energy Corporation (a) (b)	484	528
Helix Energy Solutions Group, Inc. (a)	469	1,629
Helmerich & Payne Inc.	343	6,684
Laredo Petroleum, Inc. (a) (b)	29	403
Matador Resources Co. (a) (b)	350	2,979
Matrix Service Co. (a)	88	858

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

260

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Nabors Industries Ltd (b)	22	823
Newpark Resources Inc. (a)	298	663
Oasis Petroleum Inc. (a)	990	746
Oceaneering International, Inc. (a)	305	1,951
Oil States International Inc. (a)	203	965
Par Pacific Holdings, Inc. (a)	119	1,067
Patterson-UTI Energy Inc.	620	2,150
PDC Energy, Inc. (a)	307	3,821
Penn Virginia Corporation (a)	46	436
Propetro Holding Corp. (a)	268	1,377
QEP Resources, Inc.	806	1,039
Range Resources Corporation (b)	673	3,788
Reg Biofuels, LLC (a)	124	3,070
REX Stores Corp. (a)	17	1,149
Ring Energy Inc. (a) (b)	195	226
RPC Inc. (a) (b)	171	526
SEACOR Holdings Inc. (a)	58	1,629
SM Energy Company (b)	339	1,271
Southwestern Energy Co. (a) (b)	1,725	4,416
Talos Energy Inc. (a) (b)	67	614
U.S. Silica Holdings, Inc. (b)	238	859
Valaris PLC - Class A (a) (b)	668	436
		62,486
Communication Services 2.6%
ATN International Limited	34	2,063
Cincinnati Bell Inc. (a) (b)	163	2,416
Cogent Communications Group, Inc.	134	10,356
Consolidated Communications Holdings Inc. (a)	228	1,544
EW Scripps Co. - Class A	179	1,569
Gannett Media Corp. (b)	411	567
Glu Mobile Inc. (a)	410	3,801
Iridium Communications Inc. (a)	313	7,954
Marcus Corp.	74	976
Meredith Corporation (b)	129	1,882
QuinStreet, Inc. (a)	146	1,531
Scholastic Corp.	96	2,871
Shenandoah Telecommunications Company	148	7,303
Spok Holdings, Inc.	60	558
TechTarget, Inc. (a)	71	2,137
Vonage Holdings Corp. (a)	732	7,364
		54,892
Utilities 2.2%
American States Water Company	118	9,285
Avista Corporation	213	7,738
California Water Service Group	156	7,425
El Paso Electric Company	131	8,747
Northwest Natural Holding Company	96	5,357
South Jersey Industries Inc.	294	7,354
		45,906
Total Common Stocks (cost $2,211,917)		2,061,401
INVESTMENT COMPANIES 0.4%
iShares S&P SmallCap 600 Index ETF (b)	112	7,662
Total Investment Companies (cost $7,856)		7,662
SHORT TERM INVESTMENTS 4.9%
Securities Lending Collateral 4.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	94,236	94,236
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	6,920	6,920
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.05%, 12/31/20 (e) (f)	186	186
0.16%, 02/25/21 (e) (f)	818	817
		1,003
Total Short Term Investments (cost $102,159)		102,159
Total Investments 104.4% (cost $2,321,932)		2,171,222
Other Derivative Instruments 0.0%		107
Other Assets and Liabilities, Net (4.4)%		(92,602)
Total Net Assets 100.0%		2,078,727

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

Shares/Par[1]	Value ($)

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.9%
Financials 19.6%
Annaly Capital Management, Inc.	519	3,405
Apollo Global Management, Inc.	297	14,841
Arthur J Gallagher & Co.	164	15,954
Assurant, Inc.	115	11,858
Athene Holding Ltd - Class A (a)	247	7,709
Cincinnati Financial Corporation	162	10,352
Comerica Inc.	171	6,523
Discover Financial Services	166	8,307
E*TRADE Financial Corp.	128	6,345
Element Fleet Management Corp.	849	6,336
Equitable Holdings, Inc.	614	11,848
Everest Re Group, Ltd.	57	11,738
Hanover Insurance Group Inc.	54	5,475
KeyCorp	768	9,357
M&T Bank Corporation	71	7,360
NASDAQ Inc.	174	20,828
Northern Trust Corp.	142	11,243
Prosperity Bancshares Inc.	115	6,835
Raymond James Financial Inc.	140	9,645
Reinsurance Group of America, Incorporated	101	7,916
Signature Bank	107	11,421
SLM Corporation	512	3,597
State Street Corporation	143	9,087
SVB Financial Group (a)	41	8,929
The Hartford Financial Services Group, Inc.	352	13,555
Truist Financial Corporation	326	12,232
Willis Towers Watson Public Limited Company	73	14,300
Wintrust Financial Corporation	143	6,222
		273,218
Industrials 12.6%
AGCO Corporation	184	10,217
Alaska Air Group, Inc.	139	5,052
Eaton Corporation Public Limited Company	168	14,655
Fortune Brands Home & Security, Inc.	126	8,058
HD Supply Holdings, Inc (a)	393	13,624
Huntington Ingalls Industries Inc.	36	6,316
Ingersoll Rand Inc. (a)	230	6,464
ITT Industries Holdings, Inc.	154	9,036
Kansas City Southern	110	16,400
Knight-Swift Transportation Holdings Inc. - Class A	176	7,341
L3Harris Technologies, Inc.	99	16,857
Masco Corporation	275	13,795
Now, Inc. (a)	344	2,972
Owens Corning Inc.	195	10,881
Quanta Services, Inc.	248	9,720
Regal-Beloit Corp.	102	8,868
Republic Services Inc.	108	8,851
Sensata Technologies Holding PLC (a)	194	7,237
		176,344
Information Technology 10.8%
Amdocs Limited	232	14,105
Analog Devices, Inc.	96	11,746
Corning Incorporated	282	7,309
Global Payments Inc.	59	10,079
KBR, Inc.	610	13,757
Leidos Holdings Inc.	150	14,061
Marvell Technology Group Ltd	480	16,826
Maxim Integrated Products, Inc.	202	12,268
Motorola Solutions Inc.	83	11,573
NXP Semiconductors N.V.	96	10,928
TE Connectivity Ltd.	97	7,908
Verint Systems Inc. (a)	150	6,793
Zebra Technologies Corp. - Class A (a)	53	13,636
		150,989

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

261

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Consumer Discretionary 9.6%
Brunswick Corp.	180	11,490
Delta Air Lines, Inc.	130	3,633
Dollar Tree Inc. (a)	76	7,082
Grand Canyon Education, Inc. (a)	79	7,146
Lear Corporation	79	8,560
LKQ Corporation (a)	404	10,580
Mattel, Inc. (a)	147	1,424
Newell Brands Inc.	459	7,282
PVH Corp.	94	4,525
Six Flags Operations Inc.	108	2,071
Skechers U.S.A. Inc. - Class A (a)	256	8,048
Stanley Black & Decker, Inc.	118	16,397
The Wendy's Company	346	7,534
Toll Brothers Inc.	366	11,928
Tractor Supply Co.	54	7,141
Urban Outfitters Inc. (a)	226	3,441
Whirlpool Corporation	78	10,090
Wyndham Hotels & Resorts, Inc.	139	5,919
		134,291
Utilities 9.6%
Atmos Energy Corporation	72	7,196
CenterPoint Energy, Inc. (a) (b)	238	4,227
CenterPoint Energy, Inc.	408	7,626
CMS Energy Corp.	267	15,586
Edison International	103	5,587
Eversource Energy	196	16,357
FirstEnergy Corp.	241	9,328
NiSource Inc.	316	7,187
Pacific Gas And Electric Company (a)	1,013	8,988
Pinnacle West Capital Corp.	204	14,923
Public Service Enterprise Group Inc.	305	14,982
Sempra Energy	92	10,786
The AES Corporation	717	10,396
		133,169
Materials 8.5%
Axalta Coating Systems Ltd. (a)	453	10,208
Berry Global Group, Inc. (a)	185	8,218
Celanese Corp. - Class A	90	7,779
Corteva, Inc.	374	10,015
DuPont de Nemours, Inc.	214	11,391
Eastman Chemical Co.	218	15,156
FMC Corporation	138	13,725
Graphic Packaging Holding Company	788	11,023
PPG Industries, Inc.	62	6,598
Univar Solutions Inc. (a)	477	8,038
Vulcan Materials Co.	73	8,473
Westrock Company, Inc.	299	8,458
		119,082
Consumer Staples 7.8%
Albertsons Companies, Inc. - Class A (a)	441	6,957
Archer-Daniels-Midland Company	310	12,350
BJ's Wholesale Club Holdings, Inc. (a)	206	7,667
Coca-Cola European Partners PLC	232	8,770
Energizer Holdings, Inc.	201	9,568
Ingredion Inc.	107	8,922
JM Smucker Co.	94	9,915
Kellogg Co.	153	10,130
Lamb Weston Holdings Inc.	42	2,669
Molson Coors Beverage Company - Class B	98	3,373
Reynolds Consumer Products LLC	263	9,127
Sanderson Farms Inc.	53	6,188
The Kroger Co.	382	12,926
		108,562
Health Care 7.7%
AmerisourceBergen Corporation	92	9,234
Boston Scientific Corporation (a)	195	6,864
Change Healthcare Inc. (a)	530	5,939
Elanco Animal Health (a)	311	6,680
Laboratory Corporation of America Holdings (a)	59	9,796
Mylan Holdings Ltd. (a)	244	3,926
PerkinElmer Inc.	88	8,590
PRA Health Sciences, Inc. (a)	115	11,142
	Shares/Par[1]	Value ($)
Premier Healthcare Solutions, Inc. - Class A (a)	272	9,340
Quest Diagnostics Incorporated	102	11,668
Universal Health Services Inc. - Class B	103	9,555
Zimmer Biomet Holdings, Inc.	125	14,913
		107,647
Real Estate 7.0%
Brixmor Property Group Inc.	568	7,279
EPR Properties	130	4,314
Host Hotels & Resorts, Inc.	292	3,152
Life Storage Inc.	156	14,824
Medical Properties Trust, Inc.	597	11,227
Mid-America Apartment Communities, Inc.	114	13,093
Spirit Realty Capital, Inc.	176	6,120
Sun Communities Inc.	104	14,089
VICI Properties Inc.	581	11,726
W.P. Carey Inc.	173	11,726
		97,550
Energy 4.4%
Cabot Oil & Gas Corp.	429	7,367
Diamondback Energy, Inc.	50	2,105
Equitrans Midstream Corp. (c)	289	2,399
Halliburton Company	327	4,247
Hess Corporation	176	9,125
Patterson-UTI Energy Inc.	532	1,846
Pioneer Natural Resources Co.	102	9,934
Plains GP Holdings, L.P. - Class A (a)	730	6,494
Targa Resources Corp.	210	4,212
Valero Energy Corporation	133	7,834
WPX Energy, Inc. (a)	814	5,196
		60,759
Communication Services 1.3%
Electronic Arts Inc. (a)	78	10,278
Liberty Broadband Corp. - Class C (a)	63	7,782
		18,060
Total Common Stocks (cost $1,401,599)		1,379,671
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (e)	21,509	21,509
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (d) (e)	372	372
Total Short Term Investments (cost $21,881)		21,881
Total Investments 100.4% (cost $1,423,480)		1,401,552
Other Assets and Liabilities, Net (0.4)%		(6,118)
Total Net Assets 100.0%		1,395,434

(a)  Non-income producing security.

(b)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c)  All or a portion of the security was on loan as of June 30, 2020.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/Neuberger Berman Strategic Income Fund
CORPORATE BONDS AND NOTES 60.0%
Financials 17.1%
AerCap Global Aviation Trust
6.50%, 06/15/45 (a)	280	210
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25	3,620	3,465
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (a)	525	521
Ally Financial Inc.
8.00%, 11/01/31	500	653
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	645	644

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

262

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (callable at 100 beginning 03/05/25) (b) (c)	200	193
Banco Santander, S.A.
7.50%, (callable at 100 beginning 02/08/24) (b) (c) (d)	200	208
2.75%, 05/28/25 (c)	1,200	1,241
3.49%, 05/28/30 (c)	1,400	1,500
Bank of America Corporation
5.13%, (callable at 100 beginning 06/20/24) (b)	396	391
6.25%, (callable at 100 beginning 09/05/24) (b)	467	484
3.71%, 04/24/28	2,495	2,821
3.97%, 03/05/29	1,920	2,203
2.50%, 02/13/31	1,710	1,793
Barclays PLC
2.85%, 05/07/26 (c)	2,830	2,949
BNP Paribas
4.50%, (callable at 100 beginning 02/25/30) (a) (b) (c)	200	175
7.38%, (callable at 100 beginning 08/19/25) (a) (b)	342	375
3.05%, 01/13/31 (a) (c)	2,680	2,818
Capital One Financial Corp.
4.15%, (callable at 100 beginning 09/01/20) (b)	320	262
Capital One Financial Corporation
1.26%, (3M USD LIBOR + 0.95%), 03/09/22 (e)	905	904
CIT Group Inc.
4.13%, 03/09/21	660	662
5.00%, 08/15/22	265	271
5.25%, 03/07/25	160	166
Citigroup Inc.
4.70%, (callable at 100 beginning 01/30/25) (b)	305	272
5.00%, (callable at 100 beginning 09/12/24) (b)	403	378
5.90%, (callable at 100 beginning 02/15/23) (b)	336	338
1.95%, (3M USD LIBOR + 0.96%), 04/25/22 (e)	1,715	1,724
3.89%, 01/10/28 (e)	3,800	4,276
3.52%, 10/27/28	1,385	1,535
2.98%, 11/05/30	2,185	2,321
4.41%, 03/31/31	2,950	3,484
Citizens Financial Group, Inc.
6.00%, (callable at 100 beginning 07/06/23) (b)	275	242
6.38%, (callable at 100 beginning 04/06/24) (b)	368	343
Colfax Corporation
6.00%, 02/15/24 (a)	400	413
Comerica Incorporated
5.63%, (callable at 100 beginning 07/01/25) (b)	270	275
Commscope Finance LLC
6.00%, 03/01/26 (a)	40	41
8.25%, 03/01/27 (a)	495	508
Credit Suisse Group AG
5.10%, (callable at 100 beginning 01/24/30) (a) (b) (f)	265	251
6.38%, (callable at 100 beginning 08/21/26) (a) (b)	307	312
4.19%, 04/01/31 (a) (c)	1,725	1,965
Diamond Finance International Limited
5.45%, 06/15/23 (a)	4,630	5,064
Discover Financial Services
5.50%, (callable at 100 beginning 10/30/27) (b)	636	562
6.13%, (callable at 100 beginning 06/23/25) (b)	135	139
Equitable Holdings, Inc.
5.00%, 04/20/48	2,115	2,407
Fifth Third Bancorp
5.10%, (callable at 100 beginning 06/30/23) (b)	547	475
Ford Motor Credit Company LLC
3.20%, 01/15/21	60	59
5.75%, 02/01/21	200	201
3.34%, 03/18/21	200	198
3.47%, 04/05/21	200	197
5.88%, 08/02/21	325	328
3.81%, 10/12/21	355	350
3.09%, 01/09/23	200	190
3.10%, 05/04/23	200	190
3.66%, 09/08/24	200	188
4.69%, 06/09/25	200	195
	Shares/Par[1]	Value ($)
5.13%, 06/16/25 (f)	620	619
4.39%, 01/08/26	250	238
5.11%, 05/03/29	390	383
General Motors Financial Company, Inc.
5.10%, 01/17/24	1,335	1,427
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (a) (g)	545	385
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (a)	615	633
GW Honos Security Corporation
8.75%, 05/15/25 (a)	70	71
HUB International Limited
7.00%, 05/01/26 (a)	1,225	1,225
Huntington Bancshares Incorporated
5.63%, (callable at 100 beginning 07/15/30) (b)	145	150
5.70%, (callable at 100 beginning 04/15/23) (b)	504	429
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (b)	251	250
6.50%, (callable at 100 beginning 04/16/25) (b) (c)	245	250
JPMorgan Chase & Co.
4.60%, (callable at 100 beginning 02/01/25) (b)	243	217
4.63%, (callable at 100 beginning 11/01/22) (b)	459	431
5.00%, (callable at 100 beginning 08/01/24) (b)	436	420
1.89%, (3M USD LIBOR + 0.90%), 04/25/23 (e)	3,695	3,691
4.49%, 03/24/31	1,140	1,390
2.96%, 05/13/31	2,490	2,639
3.11%, 04/22/41	2,740	2,971
Level 3 Financing Inc.
5.38%, 05/01/25	260	266
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 06/27/24) (b) (c)	237	246
1.33%, 06/15/23 (c)	2,125	2,135
LPL Holdings, Inc.
5.75%, 09/15/25 (a)	785	795
4.63%, 11/15/27 (a)	215	213
M&T Bank Corporation
5.00%, (callable at 100 beginning 08/01/24) (b)	206	200
Morgan Stanley
4.83%, (3M USD LIBOR + 3.61%), (callable at 100 beginning 10/15/20) (b) (e)	1,405	1,247
0.76%, (SOFR + 0.70%), 01/20/23 (e)	3,980	3,965
3.59%, 07/22/28 (e)	4,555	5,125
3.62%, 04/01/31	1,140	1,305
MSCI Inc.
5.38%, 05/15/27 (a)	350	371
Nielsen Finance LLC
5.00%, 04/15/22 (a)	310	309
Outfront Media Capital Corporation
5.00%, 08/15/27 (a)	527	476
4.63%, 03/15/30 (a)	220	201
Rassman, Joel H.
4.35%, 02/15/28 (f)	160	166
3.80%, 11/01/29 (f)	650	653
Regions Financial Corporation
5.75%, (callable at 100 beginning 06/15/25) (b)	135	139
Resideo Funding Inc.
6.13%, 11/01/26 (a)	715	698
RHP Hotel Properties, LP
4.75%, 10/15/27 (a)	210	187
Springleaf Finance Corporation
6.13%, 03/15/24	430	436
8.88%, 06/01/25	20	21
7.13%, 03/15/26	120	124
Synchrony Financial
2.85%, 07/25/22	5,355	5,446
The Bank of New York Mellon Corporation
4.63%, (callable at 100 beginning 09/20/26) (b)	127	125
4.70%, (callable at 100 beginning 09/20/25) (b)	300	313
The Charles Schwab Corporation
5.38%, (callable at 100 beginning 06/01/25) (b)	230	246
The Goldman Sachs Group, Inc.
4.95%, (callable at 100 beginning 02/10/25) (b)	225	217
5.30%, (callable at 100 beginning 11/10/26) (b)	299	302

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

263

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
5.50%, (callable at 100 beginning 08/10/24) (b)	156	161
1.11%, (3M USD LIBOR + 0.75%), 02/23/23 (e)	3,590	3,573
3.69%, 06/05/28 (e)	2,410	2,698
3.81%, 04/23/29	2,760	3,120
4.02%, 10/31/38	1,090	1,271
5.15%, 05/22/45	1,140	1,502
The PNC Financial Services Group, Inc.
5.00%, (callable at 100 beginning 11/01/26) (b)	90	91
The Royal Bank of Scotland Group Public Limited Company
6.00%, (callable at 100 beginning 12/29/25) (b) (c)	200	202
3.07%, 05/22/28 (c)	2,265	2,378
Truist Financial Corporation
4.80%, (callable at 100 beginning 09/01/24) (b)	598	550
5.05%, (callable at 100 beginning 12/15/24) (b)	308	275
5.10%, (callable at 100 beginning 03/01/30) (b)	135	139
UBS Group Funding (Switzerland) AG
6.88%, (callable at 100 beginning 08/07/25) (b) (d)	356	376
UniCredit S.p.A.
8.00%, (callable at 100 beginning 06/03/24) (b) (c) (d)	200	199
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	385	371
Volkswagen Group of America, Inc.
2.70%, 09/26/22 (a)	3,890	4,019
3.35%, 05/13/25 (a)	3,160	3,388
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (b)	384	375
2.13%, (3M USD LIBOR + 1.11%), 01/24/23 (e)	3,440	3,469
2.57%, 02/11/31	3,345	3,497
5.01%, 04/04/51	1,100	1,516
		131,246
Energy 9.3%
Antero Midstream Partners LP
5.38%, 09/15/24	280	239
Apache Corporation
4.38%, 10/15/28	215	190
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	220	203
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	114	98
7.00%, 11/01/26 (a)	1,030	668
BP Capital Markets America Inc.
3.63%, 04/06/30	1,265	1,429
BP Capital Markets P.L.C.
4.88%, (callable at 100 beginning 03/22/30) (b)	3,075	3,181
Buckeye Partners, L.P.
4.35%, 10/15/24	355	338
4.13%, 03/01/25 (a)	565	542
3.95%, 12/01/26	320	302
4.13%, 12/01/27	780	752
4.50%, 03/01/28 (a)	200	188
5.85%, 11/15/43	180	156
Canadian Natural Resources Limited
4.95%, 06/01/47 (f)	1,170	1,277
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	1,250	1,246
5.63%, 10/01/26	150	149
4.50%, 10/01/29	895	873
Comstock Escrow Corporation
9.75%, 08/15/26	380	355
Comstock Resources, Inc.
9.75%, 08/15/26	195	182
Concho Resources Inc.
4.88%, 10/01/47	1,900	2,137
CrownRock, L.P.
5.63%, 10/15/25 (a)	995	892
DCP Midstream Operating, LP
5.63%, 07/15/27	365	368
5.60%, 04/01/44	545	435
DCP Midstream, LP
5.85%, 05/21/43 (a) (e)	490	343
	Shares/Par[1]	Value ($)
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (b)	3,465	2,737
7.13%, (callable at 100 beginning 05/15/30) (b)	4,615	3,960
3.75%, 05/15/30	2,000	1,980
Energy Transfer Operating, L.P.
6.25%, 04/15/49	1,760	1,875
EQM Midstream Partners, LP
4.75%, 07/15/23	645	645
4.00%, 08/01/24	140	133
6.00%, 07/01/25 (a)	185	187
4.13%, 12/01/26	615	563
6.50%, 07/01/27 (a)	235	241
5.50%, 07/15/28	590	562
Exxon Mobil Corporation
3.45%, 04/15/51 (c)	3,090	3,426
Genesis Energy, L.P.
6.25%, 05/15/26	605	520
Global Partners LP
7.00%, 06/15/23 - 08/01/27	225	211
Hilcorp Energy I, L.P.
5.75%, 10/01/25 (a)	175	145
6.25%, 11/01/28 (a)	165	131
Kinder Morgan Energy Partners, L.P.
4.15%, 02/01/24	2,825	3,072
Kinder Morgan, Inc.
5.55%, 06/01/45	4,127	5,009
Marathon Petroleum Corporation
4.70%, 05/01/25	3,345	3,745
Matador Resources Company
5.88%, 09/15/26	460	341
MPLX LP
4.00%, 03/15/28	665	701
4.70%, 04/15/48	3,810	3,820
Occidental Petroleum Corporation
3.20%, 08/15/26	3,065	2,477
3.50%, 08/15/29	3,105	2,272
4.30%, 08/15/39	1,140	786
Parsley Energy, LLC
5.25%, 08/15/25 (a)	340	326
5.63%, 10/15/27 (a)	495	488
PDC Energy, Inc.
5.75%, 05/15/26	675	614
Plains All American Pipeline, L.P.
4.65%, 10/15/25	2,323	2,481
3.55%, 12/15/29	6,389	6,215
Precision Drilling Corporation
7.75%, 12/15/23	220	153
5.25%, 11/15/24	335	223
Range Resources Corporation
5.00%, 08/15/22 (f)	380	346
9.25%, 02/01/26 (a)	405	365
Summit Midstream Holdings, LLC
5.75%, 04/15/25	190	107
Tallgrass Energy Partners, LP
4.75%, 10/01/23 (a)	105	97
6.00%, 03/01/27 (a)	220	196
5.50%, 09/15/24 - 01/15/28 (a)	400	350
Targa Resource Corporation
4.25%, 11/15/23	795	762
5.13%, 02/01/25	50	48
5.88%, 04/15/26	45	45
5.38%, 02/01/27	50	48
6.50%, 07/15/27	45	45
5.00%, 01/15/28	50	47
6.88%, 01/15/29	45	47
5.50%, 03/01/30 (a)	280	269
Western Midstream Operating, LP
3.10%, 02/01/25 (h)	435	412
4.05%, 02/01/30 (h)	545	525
WPX Energy, Inc.
5.25%, 09/15/24	115	114
5.75%, 06/01/26	560	541
5.88%, 06/15/28	120	115
		71,061

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

264

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Communication Services 8.8%
Altice Financing S.A.
5.00%, 01/15/28 (a)	200	199
Altice France
7.38%, 05/01/26 (a)	1,330	1,385
Altice France Holding S.A.
8.13%, 02/01/27 (a)	200	219
5.50%, 01/15/28 (a)	200	202
Altice France S.A.
6.00%, 02/15/28 (a)	1,695	1,602
AT&T Inc.
1.10%, (3M USD LIBOR + 0.75%), 06/01/21 (e)	3,915	3,933
2.75%, 06/01/31	1,980	2,055
4.35%, 06/15/45	770	868
5.45%, 03/01/47	3,065	4,021
4.50%, 03/09/48	2,910	3,410
3.65%, 06/01/51	3,800	3,965
British Telecommunications Public Limited Company
3.25%, 11/08/29 (a)	3,715	4,056
CCO Holdings, LLC
5.75%, 02/15/26 (a)	310	321
5.50%, 05/01/26 (a)	355	368
5.00%, 02/01/28 (a)	1,060	1,095
4.75%, 03/01/30 (a)	95	97
4.50%, 08/15/30 - 05/01/32 (a)	1,840	1,873
Charter Communications Operating, LLC
4.80%, 03/01/50	4,685	5,312
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (a)	128	123
CSC Holdings, LLC
5.50%, 05/15/26 - 04/15/27 (a)	1,360	1,404
7.50%, 04/01/28 (a)	310	338
5.75%, 01/15/30 (a)	730	763
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a)	215	198
Discovery Communications, LLC
3.63%, 05/15/30	2,065	2,262
DISH DBS Corporation
7.38%, 07/01/28 (a)	135	135
Dish Network Corporation
3.38%, 08/15/26 (c)	756	699
Dolya Holdco 18 Designated Activity Company
5.00%, 07/15/28 (a)	400	395
Fox Corporation
5.58%, 01/25/49	3,280	4,587
Frontier Communications Corporation
8.00%, 04/01/27 (a)	1,155	1,173
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	820	831
Level 3 Financing, Inc.
5.38%, 01/15/24	260	262
4.63%, 09/15/27 (a)	610	615
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	985	887
6.50%, 05/15/27 (a)	240	247
4.75%, 10/15/27 (a)	390	337
Match Group, Inc.
4.63%, 06/01/28 (a)	200	203
Neptune Finco Corp.
10.88%, 10/15/25 (a)	375	403
Netflix, Inc.
3.63%, 06/15/25 (a)	130	131
4.88%, 04/15/28	355	379
5.88%, 11/15/28	570	649
6.38%, 05/15/29	100	116
5.38%, 11/15/29 (a)	1,265	1,387
Sirius XM Radio Inc.
4.63%, 07/15/24 (a)	205	210
5.38%, 04/15/25 - 07/15/26 (a)	470	486
5.00%, 08/01/27 (a)	865	886
5.50%, 07/01/29 (a)	1,105	1,168
4.13%, 07/01/30 (a)	365	360
Sprint Capital Corporation
6.88%, 11/15/28	410	500
	Shares/Par[1]	Value ($)
8.75%, 03/15/32	840	1,201
Sprint Corporation
7.13%, 06/15/24	630	710
7.63%, 03/01/26	355	419
T-Mobile USA, Inc.
4.38%, 04/15/40 (a)	1,125	1,301
4.50%, 04/15/50 (a)	2,355	2,772
ViacomCBS Inc.
4.95%, 01/15/31	1,625	1,906
4.20%, 05/19/32	1,790	1,998
Virgin Media Finance PLC
5.00%, 07/15/30 (a)	205	200
		67,622
Health Care 5.0%
AbbVie Inc.
2.95%, 11/21/26 (a)	585	635
3.20%, 11/21/29 (a)	1,020	1,119
4.05%, 11/21/39 (a)	1,185	1,384
4.70%, 05/14/45	2,130	2,664
4.25%, 11/21/49 (a)	3,405	4,116
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (a)	385	388
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	840	851
8.50%, 01/31/27 (a)	165	176
5.75%, 08/15/27 (a)	410	434
Centene Corporation
4.75%, 01/15/25	325	333
5.25%, 04/01/25 (a)	410	422
5.38%, 08/15/26 (a)	160	166
4.25%, 12/15/27	425	439
4.63%, 12/15/29	765	807
Cigna Holding Company
4.80%, 08/15/38	675	857
3.20%, 03/15/40	1,680	1,780
CVS Health Corporation
4.13%, 04/01/40	1,120	1,321
5.05%, 03/25/48	2,810	3,666
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (a)	450	222
HCA Inc.
7.69%, 06/15/25	610	692
5.38%, 09/01/26	530	576
5.63%, 09/01/28	865	965
5.88%, 02/01/29	555	627
3.50%, 09/01/30	50	48
5.25%, 06/15/49	1,810	2,167
Hologic, Inc.
4.38%, 10/15/25 (a)	330	334
4.63%, 02/01/28 (a)	250	261
Jaguar Holding Company II
4.63%, 06/15/25 (a)	210	214
5.00%, 06/15/28 (a)	445	456
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	1,210	1,125
Mylan Inc
4.55%, 04/15/28	2,545	2,940
Mylan N.V.
3.95%, 06/15/26	1,140	1,274
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	150	153
7.25%, 02/01/28 (a) (f)	440	447
Polaris Intermediate School
8.50%, 12/01/22 (a) (g)	225	198
Select Medical Corporation
6.25%, 08/15/26 (a)	245	248
Takeda Pharmaceutical Co Ltd
3.38%, 07/09/60	2,090	2,084
Tenet Healthcare Corporation
8.13%, 04/01/22	110	115
6.75%, 06/15/23	580	576
4.63%, 06/15/28 (a)	170	167
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (a)	385	229

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

265

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Vizient, Inc.
6.25%, 05/15/27 (a)	185	194
West Street Merger Sub, Inc.
6.38%, 09/01/25 (a)	545	529
		38,399
Industrials 4.2%
Air Lease Corporation
2.30%, 02/01/25	2,860	2,726
American Airlines Group Inc.
3.75%, 03/01/25 (a)	190	86
Amsted Industries Incorporated
4.63%, 05/15/30 (a)	610	603
APX Group, Inc.
7.63%, 09/01/23 (f)	390	359
8.50%, 11/01/24	95	93
6.75%, 02/15/27 (a)	50	47
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (a)	330	330
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (a)	1,380	1,235
EnerSys
4.38%, 12/15/27 (a)	805	799
General Electric Capital Corporation
5.88%, 01/14/38	2,595	2,921
General Electric Company
4.35%, 05/01/50	2,190	2,171
GW B-CR Security Corporation
9.50%, 11/01/27 (a)	47	50
Harsco Corporation
5.75%, 07/31/27 (a)	750	753
Hillenbrand, Inc.
5.75%, 06/15/25	105	109
4.50%, 09/15/26 (h)	10	10
Howmet Aerospace Inc.
6.88%, 05/01/25	465	505
5.90%, 02/01/27	165	175
Jeld-Wen, Inc.
4.63%, 12/15/25 (a)	505	485
4.88%, 12/15/27 (a)	840	807
Korn Ferry
4.63%, 12/15/27 (a)	940	912
Masonite International Corporation
5.75%, 09/15/26 (a)	1,075	1,098
5.38%, 02/01/28 (a)	215	220
Ply Gem Midco, LLC
8.00%, 04/15/26 (a)	243	245
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	1,820	1,887
6.25%, 01/15/28 (a)	800	754
Ritchie Bros. Auctioneers Incorporated
5.38%, 01/15/25 (a)	330	339
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (a)	320	334
SPX Flow, Inc.
5.88%, 08/15/26 (a)	325	334
Standard Industries Inc.
5.00%, 02/15/27 (a)	150	153
4.38%, 07/15/30 (a)	255	252
Terex Corporation
5.63%, 02/01/25 (a)	745	684
The Boeing Company
3.90%, 05/01/49	790	722
3.75%, 02/01/50	340	312
5.81%, 05/01/50 (h)	3,460	4,084
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a) (f)	520	517
TransDigm Inc.
6.25%, 03/15/26 (a)	1,070	1,070
6.38%, 06/15/26	1,000	913
7.50%, 03/15/27	610	586
5.50%, 11/15/27	800	698
United Continental Holdings Inc.
4.25%, 10/01/22 (f)	160	136
	Shares/Par[1]	Value ($)
United Rentals (North America), Inc.
5.50%, 05/15/27	465	481
5.25%, 01/15/30	215	222
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	705	712
Vertical US Newco Inc
5.25%, 07/15/27 (a)	205	205
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	210	215
		32,349
Consumer Staples 3.4%
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	1,990	2,339
4.75%, 04/15/58	2,930	3,537
5.80%, 01/23/59	2,285	3,223
BAT Capital Corp.
4.91%, 04/02/30	2,760	3,237
Energizer Holdings, Inc.
7.75%, 01/15/27 (a)	20	21
4.75%, 06/15/28 (a)	305	299
Grupo Bimbo S.A.B. de C.V.
4.70%, 11/10/47 (a)	2,880	3,153
Kraft Heinz Foods Company
3.75%, 04/01/30 (a)	3,775	3,888
4.88%, 10/01/49 (a)	3,060	3,141
Performance Food Group Company
5.50%, 10/15/27 (a)	745	719
Performance Food Group, Inc.
6.88%, 05/01/25 (a)	95	99
Post Holdings, Inc.
5.75%, 03/01/27 (a)	650	670
5.63%, 01/15/28 (a)	335	346
4.63%, 04/15/30 (a)	205	201
Spectrum Brands, Inc.
5.50%, 07/15/30 (a)	125	125
The Kroger Co.
5.40%, 01/15/49	545	762
		25,760
Utilities 3.3%
Calpine Corporation
5.75%, 01/15/25	820	828
4.50%, 02/15/28 (a)	790	776
5.13%, 03/15/28 (a)	355	347
Centrica PLC
3.00%, 04/10/76, EUR (d) (h)	700	770
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	1,190	1,432
Dominion Energy, Inc.
4.65%, (callable at 100 beginning 12/15/24) (b)	205	199
DTE Energy Company
2.53%, 10/01/24 (i)	1,605	1,686
3.40%, 06/15/29	3,180	3,429
Entergy Corporation
2.80%, 06/15/30	1,985	2,097
Essential Utilities, Inc.
3.35%, 04/15/50	2,460	2,584
Evergy, Inc.
2.90%, 09/15/29	1,305	1,395
Exelon Corporation
4.70%, 04/15/50	1,960	2,488
NRG Energy, Inc.
7.25%, 05/15/26	155	164
5.25%, 06/15/29 (a)	160	169
Pacific Gas And Electric Company
3.30%, 08/01/40 (f)	1,285	1,252
Piedmont Natural Gas Company, Inc.
3.35%, 06/01/50	2,455	2,680
Talen Energy Supply, LLC
10.50%, 01/15/26 (a)	405	322
7.25%, 05/15/27 (a)	610	612
6.63%, 01/15/28 (a)	30	29
7.63%, 06/01/28 (a)	155	155

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

266

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
The East Ohio Gas Company
3.00%, 06/15/50 (a)	2,255	2,247
		25,661
Consumer Discretionary 3.3%
American Axle & Manufacturing, Inc.
6.88%, 07/01/28 (f)	265	262
Aramark Services, Inc.
6.38%, 05/01/25 (a)	595	614
5.00%, 02/01/28 (a) (f)	270	256
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	203	197
4.75%, 03/01/30 (a)	91	89
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (a)	450	344
BMW US Capital, LLC
3.90%, 04/09/25 (a)	1,655	1,836
Boyd Gaming Corporation
6.38%, 04/01/26	190	181
6.00%, 08/15/26	30	28
Carnival Corporation
11.50%, 04/01/23 (a)	255	276
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	295	296
5.38%, 04/15/27	165	148
5.25%, 07/15/29 (a)	150	136
Churchill Downs Incorporated
5.50%, 04/01/27 (a)	880	861
Cinemark USA, Inc.
5.13%, 12/15/22	145	127
4.88%, 06/01/23	150	127
Dealer Tire, LLC
8.00%, 02/01/28 (a)	330	307
Delta Air Lines, Inc.
7.38%, 01/15/26	135	131
Ford Motor Company
9.63%, 04/22/30 (f)	465	551
7.45%, 07/16/31	120	126
Frontdoor, Inc.
6.75%, 08/15/26 (a)	365	388
General Motors Company
6.13%, 10/01/25	3,000	3,371
Hanesbrands Inc.
5.38%, 05/15/25 (a)	415	420
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	215	214
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	40	39
IAA Spinco Inc.
5.50%, 06/15/27 (a)	1,330	1,375
KAR Auction Services, Inc.
5.13%, 06/01/25 (a)	1,480	1,456
KFC Holding Co.
5.00%, 06/01/24 (a)	375	382
5.25%, 06/01/26 (a)	530	543
McDonald's Corporation
2.13%, 03/01/30	580	595
Mileage Plus Holdings LLC
6.50%, 06/20/27 (a)	625	626
Next PLC
3.63%, 05/18/28, GBP (d)	300	370
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	235	236
Penske Automotive Group, Inc.
3.75%, 08/15/20	170	170
5.75%, 10/01/22	250	251
5.50%, 05/15/26 (f)	560	561
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (a)	220	220
5.75%, 04/15/25 (a)	380	399
5.00%, 10/15/25 (a)	875	870
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	255	266
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 (a)	175	166
	Shares/Par[1]	Value ($)
Six Flags Operations Inc.
4.88%, 07/31/24 (a)	435	390
5.50%, 04/15/27 (a) (f)	145	130
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (a)	175	182
Staples, Inc.
7.50%, 04/15/26 (a)	1,140	897
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 (a)	430	444
5.88%, 06/15/27 (a)	410	426
5.75%, 01/15/28 (a)	540	560
The Goodyear Tire & Rubber Company
9.50%, 05/31/25	515	551
The ServiceMaster Company, LLC
5.13%, 11/15/24 (a)	335	339
The William Carter Company
5.63%, 03/15/27 (a)	715	736
TRI Pointe Homes, Inc.
5.25%, 06/01/27	140	140
5.70%, 06/15/28	100	102
Vail Resorts, Inc.
6.25%, 05/15/25 (a)	205	214
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (a)	70	68
Yum! Brands, Inc.
7.75%, 04/01/25 (a)	570	615
		25,605
Information Technology 3.2%
Amkor Technology, Inc.
6.63%, 09/15/27 (a)	670	719
Apple Inc.
4.65%, 02/23/46	2,105	2,884
ASGN Incorporated
4.63%, 05/15/28 (a)	1,000	976
Broadcom Inc.
4.15%, 11/15/30 (a)	2,985	3,248
CDK Global, Inc.
5.88%, 06/15/26	160	166
CDW Finance Corporation
5.00%, 09/01/25	330	339
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	800	772
Commscope, Inc.
7.13%, 07/01/28 (a)	450	450
Inception Merger Sub, Inc.
8.63%, 11/15/24 (a) (f)	1,205	1,222
International Business Machines Corporation
4.25%, 05/15/49	1,490	1,865
J2 Cloud Services, LLC
6.00%, 07/15/25 (a)	1,025	1,043
Microchip Technology Incorporated
4.33%, 06/01/23	2,950	3,167
Open Text Corporation
5.88%, 06/01/26 (a)	325	337
Oracle Corporation
4.00%, 07/15/46	1,060	1,247
3.60%, 04/01/50	1,390	1,562
3.85%, 04/01/60	1,280	1,493
Presidio Holdings, Inc.
4.88%, 02/01/27 (a)	395	386
8.25%, 02/01/28 (a)	650	651
Solera, LLC
10.50%, 03/01/24 (a)	620	632
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	975	998
Western Digital Corporation
4.75%, 02/15/26	350	362
		24,519
Materials 1.3%
Arconic Rolled Products Corporation
6.13%, 02/15/28 (a)	450	452
ARD Finance S.A.
6.50%, 06/30/27 (a) (g)	455	451

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

267

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Berry Global Escrow Corporation
5.63%, 07/15/27 (a)	710	732
Berry Global, Inc.
4.50%, 02/15/26 (a) (f)	160	158
Big River Steel LLC
7.25%, 09/01/25 (a)	590	551
Element Solutions Inc.
5.88%, 12/01/25 (a)	330	334
First Quantum Minerals Ltd
6.88%, 03/01/26 (a)	215	203
Freeport-McMoRan Inc.
3.88%, 03/15/23	445	446
5.00%, 09/01/27	160	161
4.13%, 03/01/28	110	106
5.25%, 09/01/29 (f)	420	430
4.25%, 03/01/30	110	107
5.40%, 11/14/34	385	388
5.45%, 03/15/43	25	25
Hudbay Minerals Inc.
7.63%, 01/15/25 (a)	475	451
Illuminate Buyer LLC
9.00%, 07/01/28 (a)	130	136
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (a)	315	310
7.25%, 04/15/25 (a)	500	453
Minerals Technologies Inc.
5.00%, 07/01/28 (a)	155	157
Nouryon Finance B.V.
8.00%, 10/01/26 (a) (f)	530	545
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	405	377
5.25%, 06/01/27 (a)	212	187
Novelis Corporation
5.88%, 09/30/26 (a)	155	155
4.75%, 01/30/30 (a)	260	248
Olin Corporation
5.63%, 08/01/29	230	212
Sealed Air Corporation
5.50%, 09/15/25 (a)	325	352
Silgan Holdings Inc.
4.75%, 03/15/25	340	346
Trident TPI Holdings, Inc.
9.25%, 08/01/24 (a)	390	402
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (a)	165	157
Tronox Finance PLC
5.75%, 10/01/25 (a)	200	185
Tronox Incorporated
6.50%, 04/15/26 (a) (f)	430	402
		9,619
Real Estate 1.1%
CSL Capital, LLC
6.00%, 04/15/23 (a)	375	367
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	540	522
Healthcare Trust of America Holdings, LP
3.10%, 02/15/30	1,750	1,764
Iron Mountain Incorporated
4.88%, 09/15/27 - 09/15/29 (a)	1,150	1,119
5.00%, 07/15/28 (a)	135	132
5.25%, 03/15/28 - 07/15/30 (a)	1,635	1,623
5.63%, 07/15/32 (a)	320	319
MPT Operating Partnership, L.P.
5.50%, 05/01/24	745	755
Realogy Group LLC
4.88%, 06/01/23 (a)	325	309
7.63%, 06/15/25 (a)	260	260
9.38%, 04/01/27 (a)	385	359
Starwood Property Trust, Inc.
5.00%, 12/15/21	280	273
Uniti Group Inc.
7.88%, 02/15/25 (a)	880	894
		8,696
Total Corporate Bonds And Notes (cost $447,545)		460,537
	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 45.6%
Mortgage-Backed Securities 26.0%
Federal National Mortgage Association, Inc.
TBA, 2.00%, 07/15/31 - 07/14/50 (j)	4,875	5,006
TBA, 2.50%, 07/15/33 - 07/15/48 (j)	82,735	86,307
TBA, 3.00%, 07/15/48 (j)	55,355	58,276
Government National Mortgage Association
TBA, 2.50%, 07/15/47 (j)	4,920	5,176
TBA, 3.00%, 07/15/48 (j)	22,390	23,709
TBA, 3.50%, 07/15/48 (j)	19,655	20,738
		199,212
Collateralized Mortgage Obligations 6.8%
Federal Home Loan Mortgage Corporation
Series 2017-M2-HQA2, 2.83%, (1M USD LIBOR + 2.65%), 12/26/29 (e)	3,343	3,311
Series 2017-M2-DNA1, REMIC, 3.43%, (1M USD LIBOR + 3.25%), 07/25/29 (e)	1,810	1,824
Series 2017-M2-DNA2, REMIC, 3.63%, (1M USD LIBOR + 3.45%), 10/25/29 (e)	1,960	1,984
Series 2017-M2-DNA3, REMIC, 2.68%, (1M USD LIBOR + 2.50%), 03/25/30 (e)	5,672	5,706
Series 2018-M2-HQA1, REMIC, 2.48%, (1M USD LIBOR + 2.30%), 09/25/30 (e)	2,252	2,220
Interest Only, Series SP-4150, REMIC, 5.97%, (6.15% - (1M USD LIBOR * 1)), 01/15/43 (e)	3,175	610
Interest Only, Series SA-4456, REMIC, 5.97%, (6.15% - (1M USD LIBOR * 1)), 03/15/45 (e)	2,342	466
Federal National Mortgage Association, Inc.
Series 2017-2M2-C02, 3.83%, (1M USD LIBOR + 3.65%), 09/25/29 (e)	5,063	5,087
Series 2017-2M2-C04, 3.03%, (1M USD LIBOR + 2.85%), 11/26/29 (e)	1,486	1,460
Interest Only, Series C26-413, 4.00%, 07/01/42	4,674	654
Series 2017-1M2-C03, REMIC, 3.18%, (1M USD LIBOR + 3.00%), 10/25/29 (e)	4,440	4,418
Series 2017-1M2-C06, REMIC, 2.83%, (1M USD LIBOR + 2.65%), 02/25/30 (e)	4,556	4,529
Series 2017-2M2-C06, REMIC, 2.98%, (1M USD LIBOR + 2.80%), 02/25/30 (e)	4,730	4,641
Series 2017-1M2-C07, REMIC, 2.58%, (1M USD LIBOR + 2.40%), 05/28/30 (e)	820	808
Series 2017-2M2-C07, REMIC, 2.68%, (1M USD LIBOR + 2.50%), 05/28/30 (e)	3,194	3,204
Series 2018-1M2-C01, REMIC, 2.43%, (1M USD LIBOR + 2.25%), 07/25/30 (e)	2,994	2,952
Series 2018-2M2-C02, REMIC, 2.38%, (1M USD LIBOR + 2.20%), 08/26/30 (e)	1,651	1,614
Series 2018-1M2-C05, REMIC, 2.53%, (1M USD LIBOR + 2.35%), 01/27/31 (e)	3,574	3,501
Interest Only, Series 2019-DS-49, REMIC, 5.97%, (6.15% - (1M USD LIBOR * 1)), 06/25/43 (e)	3,374	797
Interest Only, Series 2018-ST-18, REMIC, 5.92%, (6.10% - (1M USD LIBOR * 1)), 12/25/44 (e)	4,952	961
Interest Only, Series 2016-HS-31, REMIC, 5.82%, (6.00% - (1M USD LIBOR * 1)), 06/25/46 (e)	3,382	619
Interest Only, Series 2016-SA-62, REMIC, 5.82%, (6.00% - (1M USD LIBOR * 1)), 09/25/46 (e)	3,523	888
		52,254
U.S. Treasury Note 3.9%
Treasury, United States Department of
0.50%, 03/31/25	5,000	5,052
1.63%, 02/15/26	5,240	5,604
2.88%, 08/15/28	9,120	10,796
0.63%, 05/15/30	8,355	8,329
		29,781
U.S. Treasury Inflation Indexed Securities 3.7%
Treasury, United States Department of
3.38%, 04/15/32 (k)	2,441	3,628
1.00%, 02/15/46 - 02/15/48 (k)	18,989	24,925
		28,553

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

268

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 3.7%
Treasury, United States Department of
1.13%, 05/15/40	2,500	2,477
2.75%, 08/15/42	7,315	9,375
3.13%, 02/15/43	8,390	11,368
2.25%, 08/15/46	2,615	3,099
1.25%, 05/15/50	2,000	1,920
		28,239
Commercial Mortgage-Backed Securities 0.9%
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-DX-RR02, 1.82%, 09/25/28 (e)	8,100	1,061
Interest Only, Series 2020-CX-RR02, 1.27%, 03/25/29 (e)	5,615	539
Interest Only, Series 2020-X1-RR3, REMIC, 1.71%, 07/27/28 (e)	18,440	2,238
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (e)	19,725	2,955
		6,793
Municipal 0.6%
Dormitory Authority State of New York
4.00%, 02/15/47	890	1,022
Empire State Development Corporation
insured by Empire State Development Corporation, 4.00%, 03/15/43	890	1,027
Texas Water Development Board
4.00%, 10/15/54	555	651
Waller I.S.D. Education Foundation
4.00%, 02/15/50	890	1,055
Ysleta Independent School District
4.00%, 08/15/52	510	601
		4,356
Sovereign 0.0%
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/27 (d) (l) (m) (n)	6,339	165
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (d) (l) (m) (n)	1,719	98
		263
Total Government And Agency Obligations (cost $341,947)		349,451
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.5%
Allegany Park CLO Ltd
Series 2019-D-1A, 5.53%, (3M USD LIBOR + 3.70%), 01/20/33 (e)	1,000	964
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23	1,880	1,974
Bear Stearns Asset Backed Securities I Trust
Series 2006-1M3-HE1, REMIC, 0.86%, (1M USD LIBOR + 0.46%), 12/25/35 (e)	1,600	1,516
Benefit Street Partners CLO XIX, Ltd.
Series 2019-D-19A, 5.68%, (3M USD LIBOR + 3.80%), 01/18/33 (e)	2,600	2,466
BX Commercial Mortgage Trust
Series 2018-A-IND, 0.93%, (1M USD LIBOR + 0.75%), 10/15/20 (e)	1,783	1,768
Series 2018-B-IND, REMIC, 1.09%, (1M USD LIBOR + 0.90%), 10/15/20 (e)	483	478
BXMT, Ltd.
Series 2020-A-FL2, 1.09%, (1M USD LIBOR + 0.90%), 02/18/38 (e)	1,490	1,450
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.14%, 10/11/47 (e)	13,203	463
Interest Only, Series 2015-XA-GC27, REMIC, 1.49%, 02/12/48 (e)	7,375	358
COMM Mortgage Trust
Interest Only, Series 2014-XA-CR16, REMIC, 1.14%, 04/12/47 (e)	12,675	388
Interest Only, Series 2014-XA-LC15, REMIC, 1.26%, 04/12/47 (e)	17,857	592
Interest Only, Series 2014-XA-UBS3, REMIC, 1.23%, 06/12/47 (e)	12,264	432
Interest Only, Series 2014-XA-UBS6, REMIC, 1.04%, 12/12/47 (e)	11,384	349
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/22	1,835	1,797
	Shares/Par[1]	Value ($)
Credit Suisse Securities (USA) LLC
Series 2004-M2-5, REMIC, 1.78%, (1M USD LIBOR + 1.60%), 02/25/35 (e)	15	15
CSAIL Commercial Mortgage Trust
Series 2019-A3-C16, REMIC, 3.33%, 05/17/29	5,130	5,766
Elmwood CLO IV Ltd
Series 2020-D-1A, 4.33%, (3M USD LIBOR + 3.15%), 04/15/33 (e)	4,250	3,947
Equifirst Mortgage Loan Trust
Series 2003-1A1-2, REMIC, 1.32%, (1M USD LIBOR + 1.13%), 09/25/33 (e)	398	362
FRESB Mortgage Trust
Series 2017-B-SB38, REMIC, 3.93%, 08/25/27 (i)	1,790	1,429
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21	1,004	1,013
Interest Only, Series 2014-XA-GC18, REMIC, 1.18%, 01/11/47 (e)	17,519	525
Interest Only, Series 2014-XA-GC26, REMIC, 1.11%, 11/13/47 (e)	13,005	452
Interest Only, Series 2015-XA-GC30, REMIC, 0.89%, 05/12/50 (e)	16,746	511
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-B-LC11, REMIC, 3.50%, 04/17/23	1,180	1,103
Kayne CLO
Series 2019-D-1A, 6.10%, (3M USD LIBOR + 4.20%), 01/18/33 (e)	2,850	2,789
Series 2019-D-6A, 7.57%, (3M USD LIBOR + 4.00%), 01/20/33 (e)	2,450	2,441
Kayne CLO 7 Ltd
Series 2020-D-7A, 4.36%, (3M USD LIBOR + 2.95%), 04/18/33 (e)	1,900	1,757
Lehman ABS Corporation
Series 2006-A3-HE1, REMIC, 0.38%, (1M USD LIBOR + 0.20%), 01/25/36 (e)	1	1
Magnetite XXIV Ltd
Series 2019-D-24A, 5.71%, (3M USD LIBOR + 3.80%), 01/18/33 (e)	5,200	5,087
Mariner CLO LLC
Series 2015-DR2-1A, 3.99%, (3M USD LIBOR + 2.85%), 04/20/29 (e)	2,000	1,870
Milos CLO Ltd
Series 2017-DR-1A, 3.89%, (3M USD LIBOR + 2.75%), 10/21/30 (e)	1,750	1,573
Nelnet Student Loan Trust
Series 2019-A1-7A, 0.68%, (1M USD LIBOR + 0.50%), 01/25/68 (e)	2,253	2,234
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 0.74%, (1M USD LIBOR + 0.37%), 03/25/36 (e)	3,086	3,022
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 1.08%, (1M USD LIBOR + 0.90%), 07/25/23 (e)	1,371	1,370
Series 2019-2A1A-EXP3, REMIC, 1.13%, (1M USD LIBOR + 0.95%), 09/25/59 (e)	1,638	1,637
OHA Loan Funding, Ltd.
Series 2016-DR-1A, 4.14%, (3M USD LIBOR + 3.00%), 01/20/33 (e)	3,250	2,941
Palmer Square Loan Funding Ltd
Series 2015-CR2-2A, 3.89%, (3M USD LIBOR + 2.75%), 07/22/30 (e)	2,250	2,068
Permanent Master Issuer PLC
Series 2018-1A1-1A, 1.60%, (3M USD LIBOR + 0.38%), 10/15/20 (a) (e)	375	375
Residential Asset Mortgage Products, Inc.
Series 2005-M3-RZ4, REMIC, 0.96%, (1M USD LIBOR + 0.52%), 11/25/35 (e)	3,190	3,065
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 1.29%, (1M USD LIBOR + 1.13%), 06/25/33 (e)	64	61
Structured Asset Securities Corporation
Series 2005-M3-NC1, REMIC, 0.96%, (1M USD LIBOR + 0.78%), 02/25/35 (e)	3,262	3,164
Symphony CLO XXII Ltd
Series 2020-D-22A, 4.46%, (3M USD LIBOR + 3.15%), 04/18/33 (e)	2,000	1,853

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

269

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
TICP CLO VII Ltd
Series 2017-DR-7A, 4.42%, (3M USD LIBOR + 3.20%), 04/15/33 (e)	1,000	921
TICP CLO XV Ltd
Series 2020-D-15A, 4.79%, (3M USD LIBOR + 3.15%), 04/20/33 (e)	500	467
Trestles CLO III Ltd
Series 2020-D-3A, 4.89%, (3M USD LIBOR + 3.25%), 01/20/33 (e)	1,000	916
UBS Commercial Mortgage Trust
Series 2018-A5-C11, REMIC, 4.24%, 06/16/28	2,190	2,535
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.37%, 03/15/47 (e)	8,211	272
Interest Only, Series 2014-XA-C21, REMIC, 1.19%, 08/15/47 (e)	12,273	388
Total Non-U.S. Government Agency Asset-Backed Securities (cost $74,148)		72,925
SENIOR FLOATING RATE INSTRUMENTS 5.9%
Information Technology 1.2%
Almonde, Inc.
USD 2nd Lien Term Loan , 8.25%, (6M LIBOR + 7.25%), 04/27/25 (e)	134	115
Applied Systems, Inc.
Term Loan B3, 4.70%, (3M LIBOR + 3.25%), 09/06/24 (e)	413	401
Barracuda Networks, Inc.
Term Loan B, 4.52%, (3M LIBOR + 3.25%), 02/12/25 (e)	85	82
Ceridian HCM Holding Inc.
New 1st Lien Term Loan, 2.61%, (3M LIBOR + 2.50%), 04/05/25 (e)	185	177
CommScope, Inc.
2020 USD Spinco Term Loan, 3.43%, (1M LIBOR + 3.25%), 02/07/26 (e)	439	415
ConvergeOne Holdings, Inc.
2020 Term Loan B, 5.70%, (1M LIBOR + 5.00%), 01/04/26 (e)	303	254
Dell International L.L.C.
2020 Term Loan B, 2.75%, (1M LIBOR + 2.00%), 09/11/25 (e)	188	183
DiscoverOrg, LLC
2020 Incremental Term Loan B2, 5.45%, (1M LIBOR + 3.75%), 01/29/26 (e)	619	604
EIG Investors Corp.
2019 USD Term Loan B, 4.75%, (3M LIBOR + 3.75%), 02/09/23 (e)	237	228
Emerald TopCo Inc
2019 Term Loan B4, 4.26%, (3M LIBOR + 3.50%), 07/16/26 (e)	460	445
Flexera Software LLC
2019 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 01/24/25 (e)	438	424
Hyland Software, Inc.
2018 Term Loan B, 4.00%, (1M LIBOR + 3.25%), 07/01/24 (e)	658	638
IGT Holding IV AB
2018 Term Loan B, 5.45%, (3M LIBOR + 4.00%), 07/24/24 (e)	140	132
Kronos Incorporated
2018 Term Loan, 3.18%, (1M LIBOR + 3.00%), 11/01/23 (e)	334	334
McAfee, LLC
2018 1st Lien Term Loan, 3.93%, (1M LIBOR + 3.75%), 09/30/24 (e)	743	722
Navicure, Inc.
2017 USD Term Loan B1, 4.17%, (1M LIBOR + 4.00%), 09/18/26 (e) (o)	329	315
ON Semiconductor Corporation
2017 Term Loan B, 2.18%, (1M LIBOR + 2.00%), 09/13/26 (e)	75	72
Playtika Holding Corp
2017 Term Loan B, 7.07%, (3M LIBOR + 6.00%), 12/03/24 (e)	346	345
Presidio, Inc.
2017 Term Loan, 4.27%, (3M LIBOR + 3.50%), 12/19/26 (e)	435	419
	Shares/Par[1]	Value ($)
Project Alpha Intermediate Holding, Inc.
2017 Repriced Term Loan, 5.38%, (3M LIBOR + 3.50%), 04/26/24 (e)	253	243
2017 Repriced Term Loan, 6.13%, (3M LIBOR + 4.25%), 04/26/24 (e)	179	172
Rackspace Hosting, Inc.
2017 Incremental Term Loan B, 4.00%, (3M LIBOR + 3.00%), 11/03/23 (e)	597	567
Radiate Holdco, LLC
2017 Incremental Term Loan B, 3.75%, (1M LIBOR + 3.00%), 12/09/23 (e)	656	625
Refinitiv US Holdings Inc.
2017 2nd Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 09/12/25 (e)	135	131
Science Applications International Corporation
2017 1st Lien Term Loan, 2.28%, (1M LIBOR + 1.88%), 11/05/25 (e)	46	44
2017 1st Lien Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/05/27 (e)	40	38
Sirius Computer Solutions, Inc.
2015 Term Loan B, 3.68%, (1M LIBOR + 3.50%), 07/01/26 (e)	361	350
Solera, LLC
1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 03/03/23 (e)	274	264
VS Buyer, LLC
Term Loan B, 3.42%, (1M LIBOR + 3.25%), 02/19/27 (e)	140	134
Western Digital Corporation
2018 Term Loan B4, 1.92%, (3M LIBOR + 1.75%), 04/29/23 (e)	130	126
		8,999
Consumer Discretionary 0.8%
1011778 B.C. Unlimited Liability Company
USD Term Loan N, 1.93%, (1M LIBOR + 1.75%), 11/14/26 (e)	180	170
Bass Pro Group, LLC
Term Loan B, 6.07%, (1M LIBOR + 5.00%), 11/15/23 (e)	518	497
Caesars Resort Collection, LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/23/24 (e)	312	277
Creative Artists Agency, LLC
2020 Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/19/26 (e)	258	244
Dealer Tire, LLC
2020 Term Loan B, 4.42%, (1M LIBOR + 4.25%), 12/19/25 (e)	269	256
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/01/24 (e)	285	271
Golden Entertainment, Inc.
2018 USD Term Loan, 3.75%, (1M LIBOR + 3.00%), 06/10/24 (e)	320	288
Learning Care Group, Inc.
2018 Term Loan, 4.25%, (3M LIBOR + 3.25%), 03/13/25 (e)	520	456
LGC Group TL B 1L
2018 Add On 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.50%), 01/24/27 (e) (p)	220	211
Numericable Group SA
2017 Term Loan B, 2.92%, (1M LIBOR + 2.75%), 07/31/25 (e)	805	761
Panther BF Aggregator 2 LP
2017 Term Loan B, 3.68%, (1M LIBOR + 3.50%), 03/13/26 (e)	352	335
Scientific Games International, Inc.
2016 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/14/24 (e)	45	40
2016 Term Loan B, 3.06%, (3M LIBOR + 2.75%), 08/14/24 (e)	1	—
2017 1st Lien Term Loan, 3.61%, (6M LIBOR + 2.75%), 08/14/24 (e)	183	162
SeaWorld Parks & Entertainment, Inc.
2016 Term Loan B, 3.75%, (1M LIBOR + 3.00%), 03/01/24 (e)	259	228

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

270

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Sedgwick Claims Management Services, Inc.
2016 Term Loan B, 4.17%, (1M LIBOR + 4.00%), 09/30/26 (e)	376	360
Staples, Inc.
1st Lien Term Loan, 5.69%, (3M LIBOR + 5.00%), 04/05/26 (e)	519	445
Station Casinos LLC
2020 Term Loan B, 2.50%, (1M LIBOR + 2.25%), 01/30/27 (e)	162	147
Tenneco, Inc.
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 10/01/25 (e)	273	235
Wand NewCo 3, Inc.
2020 Term Loan, 4.07%, (3M LIBOR + 3.00%), 02/05/26 (e)	285	269
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 05/11/25 (e)	313	253
		5,905
Health Care 0.7%
Agiliti Health, Inc
USD Term Loan B, 4.44%, (1M LIBOR + 3.00%), 10/18/25 (e)	229	221
Athenahealth, Inc.
Term Loan B, 4.82%, (3M LIBOR + 4.50%), 01/25/26 (e)	362	350
Aveanna Healthcare, LLC
Term Loan B, 5.25%, (3M LIBOR + 4.25%), 03/16/24 (e)	234	206
Bausch Health Companies Inc.
Term Loan B, 3.19%, (1M LIBOR + 3.00%), 05/19/25 (e)	464	451
Change Healthcare Holdings LLC
DIP Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/02/24 (e)	70	67
Exit Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (e)	37	35
Exit Term Loan B, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (e)	45	43
New 1st Lien Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/03/24 (e)	68	66
Endo Luxembourg Finance Company I S.a r.l.
2019 Term Loan B2, 5.00%, (1M LIBOR + 4.25%), 04/12/24 (e)	276	260
Envision Healthcare Corporation
2019 Term Loan B1, 3.93%, (1M LIBOR + 3.75%), 09/27/25 (e)	774	505
EyeCare Partners LLC
2019 Term Loan B, 0.00%, (3M LIBOR + 3.75%), 02/05/27 (e) (p)	42	37
2019 Term Loan B, 4.82%, (3M LIBOR + 3.75%), 02/05/27 (e)	178	160
Gentiva Health Services, Inc.
2018 USD Term Loan B, 3.44%, (1M LIBOR + 3.25%), 07/02/25 (e)	434	419
Grifols Worldwide Operations USA, Inc.
2018 Term Loan B5, 2.11%, (3M LIBOR + 2.00%), 11/15/27 (e)	204	197
HCA Inc.
2018 Term Loan B13, 1.93%, (1M LIBOR + 1.75%), 03/13/25 (e)	95	93
2018 Term Loan B13, 1.92%, (1M LIBOR + 1.75%), 03/18/26 (e)	100	97
MPH Acquisition Holdings LLC
2018 1st Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/07/23 (e)	475	451
Ortho-Clinical Diagnostics SA
2017 Term Loan B, 3.43%, (1M LIBOR + 3.25%), 06/01/25 (e)	286	268
Parexel International Corporation
2017 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/06/24 (e)	329	311
Pearl Intermediate Parent LLC
2017 Term Loan B, 3.42%, (1M LIBOR + 3.25%), 02/14/25 (e)	254	244
RegionalCare Hospital Partners Holdings, Inc.
2017 1st Lien Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/09/25 (e)	435	407
	Shares/Par[1]	Value ($)
Select Medical Corporation
2016 Term Loan, 2.68%, (1M LIBOR + 2.50%), 03/06/25 (e)	579	549
Syneos Health, Inc.
2018 Term Loan B, 1.92%, (1M LIBOR + 1.75%), 08/25/24 (e)	71	67
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 01/12/24 (e)	274	208
Vizient, Inc.
2020 Term Loan B6, 2.18%, (1M LIBOR + 2.00%), 05/06/26 (e)	60	57
		5,769
Industrials 0.7%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.65%, (6M LIBOR + 3.50%), 01/20/27 (e)	434	413
APX Group, Inc.
Term Loan B2B, 5.17%, (1M LIBOR + 5.00%), 08/07/20 (e)	219	203
Brookfield WEC Holdings Inc.
Term Loan B, 3.75%, (1M LIBOR + 3.00%), 08/01/25 (e)	326	314
Circor International, Inc.
2020 USD Term Loan B5, 4.25%, (1M LIBOR + 3.25%), 12/11/24 (e)	355	332
Crosby US Acquisition Corp.
2020 Term Loan B, 4.94%, (1M LIBOR + 4.75%), 06/12/26 (e)	193	177
Emerald Expositions Holding, Inc.
2019 Term Loan B4, 2.92%, (1M LIBOR + 2.75%), 05/22/24 (e)	293	261
Filtration Group Corporation
2019 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 03/27/25 (e)	337	320
Garda World Security Corporation
2019 Last Out Term Loan, 5.03%, (3M LIBOR + 4.75%), 10/17/26 (e)	298	292
Gates Global LLC
2019 1st Lien Term Loan B3, 3.75%, (1M LIBOR + 2.75%), 04/01/24 (e)	306	294
Hertz Corporation, (The)
2018 Term Loan B, 0.00%, 06/30/23 (l) (m)	174	153
MHI Holdings,LLC
2018 1st Lien Term Loan, 5.17%, (1M LIBOR + 5.00%), 09/18/26 (e) (o)	363	347
MRC Global (US) Inc.
2018 1st Lien Term Loan, 3.17%, (1M LIBOR + 3.00%), 09/01/24 (e)	295	272
NCI Building Systems, Inc.
2018 Term Loan , 3.94%, (1M LIBOR + 3.75%), 04/12/25 (e)	308	292
Prime Security Services Borrower, LLC
2017 Term Loan, 4.25%, (1M LIBOR + 3.25%), 12/31/22 (e)	452	434
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.92%, (1M LIBOR + 2.75%), 02/05/23 (e)	285	270
Tempo Acquisition LLC
Term Loan, 2.93%, (1M LIBOR + 2.75%), 04/20/24 (e)	488	463
TransDigm, Inc.
2020 Term Loan F, 2.42%, (1M LIBOR + 2.25%), 06/09/23 (e)	438	393
2020 Term Loan E, 2.43%, (1M LIBOR + 2.25%), 05/30/25 (e)	40	36
Vertiv Group Corporation
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 02/11/27 (e)	515	485
		5,751
Financials 0.7%
AlixPartners, LLP
USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 03/28/24 (e)	195	188
Alliant Holdings Intermediate, LLC
USD Term Loan, 2.93%, (1M LIBOR + 2.75%), 05/07/25 (e)	657	622

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

271

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
AmWINS Group, Inc.
Term Loan B5, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (e)	100	97
Term Loan B9, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (e)	20	19
AssuredPartners, Inc.
Term Loan B, 3.68%, (1M LIBOR + 3.50%), 08/07/20 (e)	611	583
Asurion LLC
Term Loan B, 3.17%, (1M LIBOR + 3.00%), 11/15/24 (e)	690	665
BCP Renaissance Parent LLC
Term Loan B, 4.50%, (3M LIBOR + 3.50%), 09/20/24 (e)	361	300
Blackstone CQP Holdco LP
Term Loan B, 3.81%, (3M LIBOR + 3.50%), 05/29/24 (e)	655	626
Crown Finance US, Inc.
2018 USD Term Loan, 3.32%, (3M LIBOR + 2.25%), 02/05/25 (e)	142	106
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 2.92%, (1M LIBOR + 2.75%), 08/15/25 (e)	290	273
Deerfield Dakota Holding, LLC
2020 Term Loan B, 4.75%, (1M LIBOR + 3.75%), 03/05/27 (e)	185	179
Edelman Financial Center, LLC
2020 DIP Delayed Draw Term Loan, 3.18%, (1M LIBOR + 3.00%), 06/26/25 (e)	332	317
Hub International Limited
2018 Term Loan B, 4.02%, (3M LIBOR + 3.00%), 04/25/25 (e)	758	720
Nielsen Finance LLC
2017 Term Loan B, 2.18%, (1M LIBOR + 2.00%), 10/04/23 (e)	125	120
PI US MergerCo, Inc.
2017 Term Loan B, 4.70%, (3M LIBOR + 3.50%), 01/01/25 (e)	208	198
		5,013
Communication Services 0.6%
Altice Financing SA
USD 1st Lien Term Loan, 0.00%, (1M LIBOR + 2.75%), 07/31/25 (e) (p)	122	115
USD 2017 1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 07/31/25 (e)	122	115
Altice France S.A.
USD 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 07/13/26 (e)	103	98
Banijay Group
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 02/04/25 (e) (p)	220	208
CenturyLink, Inc.
Reprice Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/15/27 (e)	527	495
Charter Communications Operating, LLC
Delayed Draw Term Loan B2, 1.93%, (1M LIBOR + 1.75%), 04/30/25 (e)	75	72
DIP New Money Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/01/27 (e)	75	72
Clear Channel Outdoor Holdings, Inc.
2020 USD Term Loan, 4.26%, (3M LIBOR + 3.50%), 08/08/26 (e)	317	286
Connect Finco Sarl
2020 Term Loan B1, 5.50%, (1M LIBOR + 4.50%), 09/23/26 (e)	106	99
2020 Term Loan B6, 5.50%, (1M LIBOR + 4.50%), 09/23/26 (e)	153	144
CSC Holdings, LLC
2020 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/15/27 (e)	532	504
GTT Communications, Inc.
2018 Term Loan B4, 2.93%, (1M LIBOR + 2.75%), 04/27/25 (e)	370	271
Iridium Satellite LLC
2018 Term Loan B, 4.75%, (1M LIBOR + 3.75%), 10/08/27 (e)	434	425
	Shares/Par[1]	Value ($)
Level 3 Financing Inc.
2018 Incremental Term Loan, 1.93%, (1M LIBOR + 1.75%), 03/01/27 (e)	125	118
MTN Infrastructure TopCo Inc
2018 1st Lien Term Loan, 4.00%, (1M LIBOR + 3.00%), 10/27/24 (e)	307	293
Uber Technologies, Inc.
2018 Incremental Term Loan, 3.67%, (1M LIBOR + 3.50%), 07/13/23 (e)	120	114
Univision Communications Inc.
Term Loan C5, 2.93%, (1M LIBOR + 2.75%), 03/15/24 (e)	447	412
Virgin Media Bristol LLC
USD Term Loan N, 2.68%, (1M LIBOR + 2.50%), 10/03/27 (e)	175	167
Zayo Group Holdings, Inc.
USD Term Loan, 3.18%, (1M LIBOR + 3.00%), 02/20/27 (e)	329	312
Ziggo Financing Partnership
USD Term Loan I, 2.68%, (1M LIBOR + 2.50%), 04/17/28 (e)	130	122
		4,442
Energy 0.5%
Eastern Power, LLC
2020 DIP New Money Term Loan, 4.75%, (1M LIBOR + 3.75%), 10/02/23 (e)	370	358
EG America LLC
2018 USD Term Loan, 5.07%, (3M LIBOR + 4.00%), 06/30/25 (e)	503	471
2019 USD Term Loan B5, 5.07%, (3M LIBOR + 4.00%), 06/30/25 (e)	67	63
Gavilan Resources, LLC
2019 1st Lien Term Loan, 0.00%, 02/24/24 (l) (m) (o)	270	1
Granite Generation LLC
2018 Term Loan C, 4.75%, (1M LIBOR + 3.75%), 10/22/26 (e)	622	605
2018 Term Loan C, 5.20%, (3M LIBOR + 3.75%), 10/22/26 (e)	113	110
2018 Term Loan C, 6.00%, (PRIME + 2.75%), 10/22/26 (e)	—	—
Granite Holdings US Acquisition Co.
2018 Term Loan B5, 6.32%, (3M LIBOR + 5.25%), 09/23/26 (e)	32	28
2018 Term Loan B7, 6.32%, (3M LIBOR + 5.25%), 09/23/26 (e)	161	140
Kestrel Acquisition, LLC
2018 Term Loan B, 5.25%, (3M LIBOR + 4.25%), 05/02/25 (e)	248	211
Lower Cadence Holdings LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 05/10/26 (e)	423	374
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1M LIBOR + 3.00%), 01/31/25 (e)	460	378
Medallion Midland Acquisition, LLC
2018 1st Lien Term Loan, 4.25%, (1M LIBOR + 3.25%), 10/31/24 (e)	455	406
Prairie ECI Acquiror LP
2017 Term Loan B, 6.20%, (1M LIBOR + 4.75%), 03/07/26 (e)	426	386
		3,531
Materials 0.4%
Berlin Packaging LLC
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 11/01/25 (e)	256	242
Term Loan B, 4.46%, (3M LIBOR + 3.00%), 11/01/25 (e)	3	3
Berry Global, Inc.
Term Loan B, 2.18%, (1M LIBOR + 2.00%), 10/01/22 (e)	120	117
Big River Steel LLC
Term Loan B, 6.45%, (3M LIBOR + 5.00%), 08/15/23 (e)	262	246
BWAY Holding Company
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 04/03/24 (e)	343	307

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

272

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
CPG International Inc.
2017 Term Loan, 4.75%, (1Y LIBOR + 3.75%), 05/03/24 (e)	107	106
Diamond (BC) B.V.
USD Term Loan , 3.76%, (3M LIBOR + 3.00%), 07/24/24 (e)	224	205
Forterra Finance, LLC
2019 Term Loan, 4.00%, (1M LIBOR + 3.00%), 10/25/23 (e)	337	327
Solenis Holdings LLC
1st Lien Term Loan B3, 4.36%, (3M LIBOR + 4.00%), 06/26/25 - 12/18/25 (e)	285	273
Starfruit Finco B.V
1st Lien Term Loan, 3.19%, (1M LIBOR + 3.00%), 09/20/25 (e)	249	233
TMS International Corp.
2018 Term Loan B2, 3.75%, (3M LIBOR + 2.75%), 08/14/24 (e)	145	137
2018 Term Loan B2, 3.75%, (1M LIBOR + 2.75%), 08/14/24 (e)	141	133
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 4.75%, (3M LIBOR + 3.75%), 11/29/23 (e)	166	159
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.07%, (3M LIBOR + 3.00%), 10/05/24 (e)	533	508
Wilsonart LLC
2017 Term Loan B, 4.25%, (3M LIBOR + 3.25%), 12/19/23 (e)	206	199
		3,195
Utilities 0.1%
Edgewater Generation, L.L.C.
2020 CAD Term Loan B2, 0.00%, (1M LIBOR + 3.75%), 11/29/25 (e) (p)	408	389
2020 CAD Term Loan B2, 3.92%, (1M LIBOR + 3.75%), 11/29/25 (e)	72	69
Nautilus Power, LLC
2017 USD Term Loan B1, 5.25%, (1M LIBOR + 4.25%), 04/28/24 (e)	268	257
Talen Energy Supply, LLC
2019 Term Loan B, 3.92%, (1M LIBOR + 3.75%), 06/24/26 (e)	291	283
		998
Consumer Staples 0.1%
Froneri International Ltd.
2019 Term Loan, 2.43%, (1M LIBOR + 2.25%), 01/29/27 (e)	380	356
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (6M LIBOR + 4.25%), 07/12/26 (e)	219	209
Verscend Holding Corp.
2018 Term Loan B, 4.68%, (1M LIBOR + 4.50%), 08/08/25 (e)	379	366
		931
Real Estate 0.1%
Realogy Group LLC
2017 2nd Lien Term Loan, 3.00%, (3M LIBOR + 2.25%), 01/25/25 (e)	439	403
Total Senior Floating Rate Instruments (cost $47,734)		44,937
SHORT TERM INVESTMENTS 2.9%
U.S. Treasury Bill 1.8%
Treasury, United States Department of
0.15%, 10/22/20 (q) (r)	14,145	14,138
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (s) (t)	8,480	8,480
Total Short Term Investments (cost $22,618)		22,618
Total Investments 123.9% (cost $933,992)		950,468
Other Derivative Instruments 0.1%		728
Other Assets and Liabilities, Net (24.0)%		(184,325)
Total Net Assets 100.0%		766,871
	Shares/Par[1]	Value ($)

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $149,951 and 19.6% of the Fund.

(b)   Perpetual security. Next contractual call date presented, if applicable.

(c)  Convertible security.

(d)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f)  All or a portion of the security was on loan as of June 30, 2020.

(g)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(j)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $198,612.

(k)  Treasury inflation indexed note, par amount is adjusted for inflation.

(l)  Non-income producing security.

(m)  As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p)  This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(q)  All or a portion of the security is pledged or segregated as collateral.

(r)  The coupon rate represents the yield to maturity.

(s)  Investment in affiliate.

(t)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 51.0%
Mortgage-Backed Securities 38.1%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/48 - 03/01/49	4,311	4,569
Federal National Mortgage Association, Inc.
TBA, 2.50%, 09/15/47 - 08/15/48 (a)	124,500	129,244
TBA, 4.50%, 07/15/48 (a)	10,000	10,744
TBA, 3.50%, 08/15/48 (a)	80,800	84,954
TBA, 4.00%, 07/15/48 - 08/15/48 (a)	236,600	250,790
TBA, 3.00%, 09/15/48 (a)	38,800	40,707
4.00%, 09/01/48 - 08/01/49	45,413	48,088

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

273

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
3.50%, 03/01/48 - 02/01/50	16,539	17,443
3.00%, 03/01/50	8,692	9,194
TBA, 2.00%, 08/13/50 - 01/01/00 (a)	9,400	9,580
		605,313
U.S. Treasury Note 5.7%
Treasury, United States Department of
2.25%, 10/31/24 (b)	37,000	40,185
2.63%, 01/31/26 (b)	16,700	18,787
1.63%, 08/15/29	28,600	31,192
		90,164
Sovereign 4.0%
Abu Dhabi, Government of
3.13%, 10/11/27 (c)	600	656
3.88%, 04/16/50 (c)	700	828
Buenos Aires City S.A.
36.95%, (BADLAR + 5.00%), 01/23/22, ARS (d)	17,950	161
27.48%, (BADLAR + 3.25%), 03/29/24, ARS (d)	61,987	520
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	203	212
8.20%, 08/12/26, PEN (c)	7,960	2,916
6.35%, 08/12/28, PEN (e)	400	133
6.35%, 08/12/28, PEN (c)	5,301	1,766
5.94%, 02/12/29, PEN	5,932	1,935
5.94%, 02/12/29, PEN (c)	2,416	789
2.78%, 01/23/31	401	427
6.95%, 08/12/31, PEN (c)	2,507	872
6.15%, 08/12/32, PEN	9,393	3,035
5.40%, 08/12/34, PEN (c)	2,628	785
5.35%, 08/12/40, PEN (c)	1,880	538
Export-Import Bank of India
2.39%, (3M USD LIBOR + 1.02%), 03/28/22 (d)	2,600	2,600
Gobierno de la Provincia de Buenos Aires
29.22%, (BADLAR + 3.83%), 05/31/22, ARS (d)	19,050	154
37.60%, (BADLAR + 3.75%), 04/12/25, ARS (d) (e)	6,440	47
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (c)	200	220
6.13%, 06/01/50 (c)	200	232
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (c)	249	280
Gobierno Federal de los Estados Unidos Mexicanos
3.90%, 04/27/25	200	213
4.75%, 04/27/32	600	657
5.00%, 04/27/51	600	638
Government of the Republic of Serbia
3.13%, 05/15/27, EUR (c)	554	651
Ministry of Defence State of Israel
3.80%, 05/13/60 (e)	400	461
4.50%, 04/03/20	400	509
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (c)	800	858
5.10%, 04/23/48 (c)	200	273
4.40%, 04/16/50 (c)	1,200	1,490
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (e) (f) (g) (h)	1,590	42
Presidencia De La Nacion
0.00%, 01/15/22, EUR (e) (f) (g)	330	147
36.86%, (BADLAR + 2.00%), 04/03/22, ARS (d)	78,491	695
42.78%, (BADLAR), 10/04/22, ARS (d)	154	2
0.00%, 01/26/22 - 12/31/38 (f) (g)	6,947	2,853
15.50%, 10/17/26, ARS	63,437	221
0.00%, 12/31/33, EUR (e) (f) (g) (i)	3,103	1,503
3.38%, 12/31/38, EUR (j)	791	331
0.00%, 01/15/23 - 11/09/47, EUR (e) (f) (g)	3,534	1,483
Republica Bolivariana de Venezuela
0.00%, 12/09/20 - 03/31/38 (e) (f) (g) (h)	5,970	340
Saudi Arabia, Government of
4.63%, 10/04/47 (c)	600	701
5.00%, 04/17/49 (c)	900	1,114
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (e)	4,700	5,211
3.25%, 10/26/26 (e)	5,600	6,048
3.63%, 03/04/28 (e)	200	220
	Shares/Par[1]	Value ($)
4.38%, 04/16/29 (e)	600	698
South Africa, Parliament of
4.85%, 09/30/29	1,000	949
5.75%, 09/30/49	1,000	868
The Republic of Indonesia, The Government of
4.20%, 10/15/50	800	895
Turkiye Cumhuriyeti Basbakanlik
5.63%, 03/30/21	300	305
7.25%, 12/23/23	400	416
4.63%, 03/31/25, EUR	1,500	1,678
7.63%, 04/26/29	2,130	2,247
5.75%, 05/11/47	800	651
Türkiye Cumhuriyeti Basbakanlik
5.60%, 11/14/24	2,800	2,754
4.25%, 03/13/25	4,000	3,730
5.25%, 03/13/30	3,400	3,052
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (c)	200	209
		64,219
U.S. Treasury Inflation Indexed Securities 3.1%
Treasury, United States Department of
0.13%, 10/15/24 (k)	4,997	5,235
0.38%, 01/15/27 - 07/15/27 (k)	983	1,061
0.75%, 07/15/28 (k)	8,751	9,867
0.88%, 01/15/29 (k)	8,292	9,455
0.25%, 07/15/29 (k)	17,364	18,998
0.63%, 02/15/43 (k)	112	131
1.00%, 02/15/48 - 02/15/49 (k)	3,570	4,761
		49,508
Treasury Inflation Indexed Securities 0.1%
Presidencia De La Nacion
0.00%, 12/04/21, ARS (l)	61,786	613
1.10%, 04/17/22, ARS (l)	39,752	353
		966
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 07/01/23 - 07/01/41 (f) (g)	410	265
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	41
Total Government And Agency Obligations (cost $805,385)		810,476
CORPORATE BONDS AND NOTES 36.8%
Financials 17.3%
AerCap Ireland Limited
5.00%, 10/01/21	2,810	2,831
AIB Group Public Limited Company
4.75%, 10/12/23 (c)	7,300	7,851
4.26%, 04/10/25 (c)	1,300	1,382
Ally Financial Inc.
7.50%, 09/15/20	2,603	2,635
4.25%, 04/15/21	800	815
3.88%, 05/21/24	340	352
8.00%, 11/01/31	6	8
Ambac LSNI, LLC
5.31%, (3M USD LIBOR + 5.00%), 02/12/23 (c) (d)	994	982
Aon Corporation
2.80%, 05/15/30	306	327
Ardonagh Midco 3 PLC
8.38%, 07/15/23, GBP (e)	410	526
8.38%, 07/15/23, GBP (c)	300	385
Assurant, Inc.
4.20%, 09/27/23	20	21
Avolon Holdings Funding Limited
5.50%, 01/15/23 (c)	198	185
5.25%, 05/15/24 (c)	117	107
2.88%, 02/15/25 (c)	459	386
3.25%, 02/15/27 (c)	121	99
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (callable at 100 beginning 04/14/21), EUR (e) (m)	1,400	1,623
Banco Bradesco S.A.
2.85%, 01/27/23 (c)	565	559

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

274

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
3.20%, 01/27/25 (c)	400	394
Banco de Credito del Peru
4.65%, 09/17/24, PEN (c)	1,800	513
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (e) (m)	200	215
Bank of America Corporation
0.95%, (3M USD LIBOR + 0.65%), 06/25/22 (d)	80	80
3.56%, 04/23/27	1,770	1,977
2.50%, 02/13/31	950	996
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (m)	600	733
7.25%, (callable at 100 beginning 03/15/23), GBP (e) (m) (n)	2,900	3,562
7.75%, (callable at 100 beginning 09/15/23) (m) (n)	1,700	1,731
7.88%, (callable at 100 beginning 03/15/22) (e) (m)	400	406
8.00%, (callable at 100 beginning 12/15/20), EUR (m)	7,802	8,787
8.00%, (callable at 100 beginning 06/15/24) (m)	1,000	1,040
7.63%, 11/21/22	900	975
3.68%, 01/10/23	200	207
4.61%, 02/15/23 (n)	2,200	2,315
3.13%, 01/17/24, GBP (e)	100	129
1.77%, (3M USD LIBOR + 1.38%), 05/16/24 (d)	600	593
4.34%, 05/16/24 (d) (n)	600	646
3.93%, 05/07/25	1,600	1,727
3.25%, 02/12/27, GBP (e)	400	526
4.97%, 05/16/29 (d) (n)	200	234
3.25%, 01/17/33, GBP	200	261
Bayer US Finance II LLC
0.93%, (3M USD LIBOR + 0.63%), 06/25/21 (c) (d)	200	199
3.50%, 06/25/21 (c)	365	374
BGC Partners, Inc.
3.75%, 10/01/24 (o)	162	160
BNP Paribas
4.40%, 08/14/28 (c)	400	461
Brookfield Financial, Inc.
3.90%, 01/25/28	12	13
4.70%, 09/20/47	56	64
BTG Pactual Holding S.A.
4.50%, 01/10/25 (c)	500	490
Camelot Finance S.A.
4.50%, 11/01/26 (c)	20	20
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (c) (o)	50	54
China Construction Bank (New Zealand) Limited
1.06%, (3M USD LIBOR + 0.75%), 12/20/21 (d) (e)	1,900	1,899
China Construction Bank Corporation
1.05%, (3M USD LIBOR + 0.75%), 09/24/21 (d) (e)	4,700	4,693
CIT Bank, National Association
2.97%, 09/27/25	350	327
CIT Group Inc.
4.13%, 03/09/21	54	54
5.00%, 08/01/23	1,496	1,525
Citigroup Inc.
1.97%, (3M USD LIBOR + 0.95%), 07/24/23 (d)	1,628	1,626
2.67%, 01/29/31	950	987
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (e) (m)	8,600	9,928
CPI Property Group
1.63%, 04/23/27, EUR (e) (o)	300	319
Credit Agricole SA
3.75%, 04/24/23 (c)	250	267
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (c) (m)	200	209
7.13%, (callable at 100 beginning 07/29/22) (e) (m) (n)	200	206
	Shares/Par[1]	Value ($)
7.25%, (callable at 100 beginning 09/12/25) (c) (m)	200	207
7.50%, (callable at 100 beginning 07/17/23) (c) (m)	400	412
6.50%, 08/08/23 (e)	200	218
6.50%, 08/08/23 (c)	1,800	1,964
2.59%, 09/11/25 (c)	700	722
5.75%, 09/18/25, EUR (e)	900	1,016
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25	500	549
DAE Funding LLC
4.00%, 08/01/20 (c)	168	167
5.25%, 11/15/21 (c)	1,119	1,105
4.50%, 08/01/22 (c)	750	717
5.75%, 11/15/23 (c)	580	558
5.00%, 08/01/24 (c)	1,605	1,504
Daimler Finance North America LLC
2.30%, 02/12/21 (c)	645	649
3.00%, 02/22/21 (c)	420	425
3.35%, 05/04/21 (c)	5,330	5,426
1.29%, (3M USD LIBOR + 0.90%), 02/15/22 (c) (d)	1,400	1,382
1.24%, (3M USD LIBOR + 0.88%), 02/22/22 (c) (d)	2,700	2,666
3.40%, 02/22/22 (c)	10,300	10,641
2.55%, 08/15/22 (c)	1,000	1,026
2.70%, 06/14/24 (c)	150	155
Deutsche Bank Aktiengesellschaft
2.28%, (3M USD LIBOR + 0.97%), 07/13/20 (d)	18	18
0.15%, (3M EURIBOR + 0.50%), 12/07/20, EUR (d) (e)	100	112
1.85%, (3M USD LIBOR + 1.29%), 02/04/21 (d)	450	449
0.29%, (3M EURIBOR + 0.65%), 09/10/21, EUR (d) (e)	200	222
4.25%, 02/04/21 - 10/14/21	11,893	12,184
1.88%, 02/14/22, EUR (e)	900	1,018
5.00%, 02/14/22	1,050	1,100
0.54%, (3M EURIBOR + 0.80%), 05/16/22, EUR (d) (e)	200	219
3.30%, 11/16/22	800	816
3.95%, 02/27/23	100	104
3.96%, 11/26/25	6,550	6,857
Diamond Finance International Limited
4.42%, 06/15/21 (c)	3,050	3,134
5.45%, 06/15/23 (c)	2,780	3,041
Digital Realty Trust, L.P.
3.60%, 07/01/29	340	388
Equitable Holdings, Inc.
3.90%, 04/20/23	30	32
5.00%, 04/20/48	13	15
Fairfax Financial Holdings Limited
4.85%, 04/17/28	56	60
4.63%, 04/29/30 (c)	176	190
Ford Motor Credit Company LLC
3.20%, 01/15/21	787	776
2.18%, (3M USD LIBOR + 0.81%), 04/05/21 (d)	750	720
3.81%, 10/12/21	820	808
0.08%, (3M EURIBOR + 0.37%), 12/01/21, EUR (d)	600	631
3.55%, 10/07/22	928	893
3.09%, 01/09/23	1,000	952
1.74%, 07/19/24, EUR	300	303
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	200	203
General Motors Financial Company, Inc.
3.55%, 04/09/21	940	951
1.60%, (3M USD LIBOR + 1.10%), 11/06/21 (d)	354	347
5.10%, 01/17/24	855	914
Genworth Financial, Inc.
7.20%, 02/15/21 (p)	5,310	5,034
HSBC Holdings PLC
4.75%, (callable at 100 beginning 07/04/29), EUR (e) (m)	1,060	1,125
5.88%, (callable at 100 beginning 09/28/26), GBP (m)	400	485

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

275

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
6.00%, (callable at 100 beginning 09/29/23), EUR (e) (m)	200	233
6.50%, (callable at 100 beginning 03/23/28) (m) (n)	610	626
6.88%, (callable at 100 beginning 06/01/21) (m) (n)	400	404
1.39%, (3M USD LIBOR + 1.00%), 05/18/24 (d)	200	199
2.10%, 06/04/26 (n)	2,200	2,220
3.97%, 05/22/30	600	667
3.00%, 05/29/30, GBP	400	525
2.85%, 06/04/31 (n)	1,900	1,939
ICBC (Asia) Investment Management Company Limited
1.20%, (3M USD LIBOR + 0.75%), 11/08/20 (d)	5,050	5,052
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
1.06%, (3M USD LIBOR + 0.75%), 12/21/21 (d) (e)	1,000	1,000
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (m)	800	797
6.88%, (callable at 100 beginning 04/16/22) (e) (m) (n)	200	206
2.45%, (3M USD LIBOR + 1.00%), 10/02/23 (d) (n)	400	399
4.10%, 10/02/23 (n)	400	439
Intesa Sanpaolo S.p.A.
7.00%, (callable at 100 beginning 01/19/21), EUR (e) (m)	500	558
JPMorgan Chase & Co.
0.92%, (3M USD LIBOR + 0.61%), 06/18/22 (d)	166	166
2.74%, 10/15/30	950	1,018
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (c)	94	75
Lloyds Banking Group PLC
4.95%, (callable at 100 beginning 06/27/25), EUR (e) (m)	200	218
7.50%, (callable at 100 beginning 06/27/24) (m) (n)	400	415
7.50%, (callable at 100 beginning 09/27/25) (m)	1,100	1,149
7.63%, (callable at 100 beginning 06/27/23), GBP (e) (m) (n)	1,650	2,083
7.88%, (callable at 100 beginning 06/27/29), GBP (e) (m) (n)	1,800	2,471
4.05%, 08/16/23 (n)	400	434
4.00%, 03/07/25, AUD	400	296
4.45%, 05/08/25 (n)	200	227
4.38%, 03/22/28	200	231
4.55%, 08/16/28 (n)	400	469
Moody's Corporation
3.25%, 05/20/50	14	15
Nationwide Building Society
10.25%, GBP (m)	445	859
3.62%, 04/26/23 (c)	540	561
3.77%, 03/08/24 (c)	400	422
4.30%, 03/08/29 (c)	1,600	1,811
3.96%, 07/18/30 (c)	600	672
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (m) (n)	8,920	8,951
8.00%, (callable at 100 beginning 08/10/25) (m) (n)	300	331
0.63%, 03/02/22, EUR (e)	900	1,007
3.63%, 09/29/22 (c)	3,400	3,562
Navient Corporation
5.00%, 10/26/20	300	299
5.88%, 03/25/21	1,043	1,025
6.63%, 07/26/21	421	413
6.50%, 06/15/22	1,199	1,178
Nordea Bank AB
2.50%, 09/17/20 (c)	3,300	3,313
Petrobras Global Finance B.V.
6.13%, 01/17/22	2,652	2,774
5.09%, 01/15/30 (c)	4,600	4,580
QNB Finance Ltd
2.71%, (3M USD LIBOR + 1.57%), 07/18/21 (d) (e)	400	402
	Shares/Par[1]	Value ($)
Rio Oil Finance Trust
9.25%, 07/06/24 (e) (j)	134	136
8.20%, 04/06/28 (c)	250	251
Santander Holdings USA, Inc.
3.40%, 01/18/23	60	62
3.50%, 06/07/24	200	210
3.24%, 10/05/26	4	4
4.40%, 07/13/27	20	22
Santander UK Group Holdings PLC
6.75%, (callable at 100 beginning 06/24/24), GBP (e) (m)	2,780	3,496
7.38%, (callable at 100 beginning 06/24/22), GBP (e) (m)	300	378
3.40%, 06/01/21 (n)	400	411
3.57%, 01/10/23	400	415
1.13%, 09/08/23, EUR (e)	100	113
3.37%, 01/05/24	200	210
0.45%, (3M EURIBOR + 0.85%), 03/27/24, EUR (d) (e)	300	329
4.80%, 11/15/24	3,000	3,318
2.92%, 05/08/26, GBP (e)	700	902
3.82%, 11/03/28	1,800	1,982
SLM Corporation
7.25%, 01/25/22	3,650	3,665
5.50%, 01/25/23	1,590	1,527
Societe Generale
6.75%, (callable at 100 beginning 04/07/21), EUR (e) (m)	800	891
6.75%, (callable at 100 beginning 04/06/28) (c) (m)	200	198
7.38% (c) (m) (n)	900	905
7.38%, (callable at 100 beginning 09/13/21) (c) (m)	500	504
Springleaf Finance Corporation
8.25%, 12/15/20	1,250	1,286
7.75%, 10/01/21	600	625
6.13%, 05/15/22 - 03/15/24	5,775	5,885
5.63%, 03/15/23	2,745	2,772
6.88%, 03/15/25	25	26
Standard Chartered PLC
1.51%, (3M USD LIBOR + 1.20%), 09/10/22 (c) (d)	900	901
2.29%, (3M USD LIBOR + 1.15%), 01/20/23 (c) (d)	200	199
4.25%, 01/20/23 (c)	380	395
State Bank of India
4.00%, 01/24/22 (c)	1,550	1,594
Stichting AK Rabobank Certificaten II
0.00%, EUR (d) (e) (j) (m)	2,584	3,074
SVB Financial Group
3.13%, 06/05/30	110	118
Syngenta Finance N.V.
4.89%, 04/24/25 (c)	943	991
5.18%, 04/24/28 (c)	200	212
The Charles Schwab Corporation
5.38%, (callable at 100 beginning 06/01/25) (m)	287	307
The Royal Bank of Scotland Group Public Limited Company
6.00%, (callable at 100 beginning 12/29/25) (m) (n) (p)	2,300	2,328
8.63%, (callable at 100 beginning 08/15/21) (m) (n)	3,700	3,848
2.00%, 03/08/23, EUR	300	343
2.50%, 03/22/23, EUR (e)	1,200	1,403
1.86%, (3M USD LIBOR + 1.47%), 05/15/23 (d)	700	700
3.50%, 05/15/23 (d) (n)	200	208
3.88%, 09/12/23	600	647
2.00%, 03/04/25, EUR (e)	200	232
1.75%, 03/02/26, EUR (e)	1,500	1,722
4.80%, 04/05/26	200	231
4.89%, 05/18/29 (n)	200	236
5.08%, 01/27/30 (d) (n)	2,800	3,359
4.45%, 05/08/30	2,000	2,318
UBS Group AG
7.13%, (callable at 100 beginning 08/10/21) (e) (m) (n)	1,900	1,933

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

276

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
UBS Group Funding (Switzerland) AG
6.88%, (callable at 100 beginning 03/22/21) (e) (m)	1,500	1,515
UniCredit S.p.A.
6.75%, (callable at 100 beginning 09/10/21), EUR (e) (m) (n)	500	550
9.25%, (callable at 100 beginning 06/03/22), EUR (m)	300	358
7.83%, 12/04/23 (c)	6,140	7,034
Volkswagen Bank Gesellschaft mit beschrankter Haftung
0.06%, (3M EURIBOR + 0.42%), 06/15/21, EUR (d) (e)	100	111
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
0.11%, (3M EURIBOR + 0.45%), 07/06/21, EUR (d) (e)	100	111
Wells Fargo & Company
1.99%, (3M USD LIBOR + 1.23%), 10/31/23 (d)	1,426	1,436
WPC Eurobond B.V.
2.25%, 04/09/26, EUR	300	352
2.13%, 04/15/27, EUR	100	116
1.35%, 04/15/28, EUR	700	772
		275,474
Communication Services 4.6%
Altice Financing S.A.
2.25%, 01/15/25, EUR (c)	300	316
3.00%, 01/15/28, EUR (e)	2,400	2,484
5.00%, 01/15/28 (c)	700	695
Altice France Holding S.A.
8.13%, 02/01/27 (c)	300	328
5.50%, 01/15/28 (c)	200	202
Altice France S.A.
2.13%, 02/15/25, EUR (c)	4,290	4,507
AT&T Inc.
1.10%, (3M USD LIBOR + 0.75%), 06/01/21 (d)	811	815
4.30%, 02/15/30	6,907	8,066
3.65%, 06/01/51	300	313
3.85%, 06/01/60	220	234
CCO Holdings, LLC
4.75%, 03/01/30 (c)	478	490
4.50%, 08/15/30 (c)	449	458
CenturyLink, Inc.
4.00%, 02/15/27 (c)	176	171
Charter Communications Operating, LLC
4.46%, 07/23/22	767	818
2.34%, (3M USD LIBOR + 1.65%), 02/01/24 (d)	5,852	5,875
4.80%, 03/01/50	438	497
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (p)	283	263
Connect Finco SARL
6.75%, 10/01/26 (c) (p)	148	140
CSC Holdings, LLC
6.50%, 02/01/29 (c)	600	657
Expedia Group, Inc.
6.25%, 05/01/25 (c)	810	861
7.00%, 05/01/25 (c)	340	356
Frontier Communications Corporation
8.00%, 04/01/27 (c)	226	230
iHeartCommunications, Inc.
6.38%, 05/01/26 (p)	1,100	1,096
8.38%, 05/01/27	906	831
Intelsat (Luxembourg) S.A.
0.00%, 06/01/21 (f) (g)	618	25
Intelsat Connect Finance S.A.
0.00%, 02/15/23 (c) (f) (g)	200	51
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (f) (g)	361	206
8.00%, 02/15/24 (c)	1,309	1,327
0.00%, 10/15/24 - 07/15/25 (c) (f) (g)	9,286	5,642
Lamar Media Corp.
3.75%, 02/15/28 (c)	94	89
Level 3 Financing, Inc.
3.40%, 03/01/27 (c)	58	61
3.88%, 11/15/29 (c)	250	263
	Shares/Par[1]	Value ($)
Netflix, Inc.
5.50%, 02/15/22	2,300	2,405
3.63%, 05/15/27, EUR	700	821
4.63%, 05/15/29, EUR	500	622
3.88%, 11/15/29, EUR (c)	809	952
5.38%, 11/15/29 (c)	118	129
3.63%, 06/15/30, EUR (e)	500	576
4.88%, 06/15/30 (c)	300	321
RELX Capital Inc.
3.00%, 05/22/30	40	43
Sprint Communications, Inc.
7.00%, 08/15/20	1,324	1,332
6.00%, 11/15/22	100	105
Sprint Corporation
7.25%, 09/15/21	5,568	5,834
7.88%, 09/15/23	4,261	4,804
7.13%, 06/15/24	1,600	1,804
7.63%, 03/01/26	47	56
Sprint Spectrum Co LLC
3.36%, 09/20/21 (c)	719	728
4.74%, 03/20/25 (c)	4,500	4,871
5.15%, 03/20/28 (c)	1,440	1,652
TEGNA Inc.
4.63%, 03/15/28 (c)	189	174
The Walt Disney Company
3.50%, 05/13/40	495	541
3.60%, 01/13/51	877	976
3.80%, 05/13/60	575	662
T-Mobile USA, Inc.
3.88%, 04/15/30 (c)	758	842
United Group B.V.
3.13%, 02/15/26, EUR (c)	700	741
3.25%, (3M EURIBOR + 3.25%), 02/15/26, EUR (c) (d)	200	213
3.63%, 02/15/28, EUR (c)	700	737
Univision Communications Inc.
5.13%, 05/15/23 (c)	42	42
5.13%, 02/15/25 (c) (p)	635	598
9.50%, 05/01/25 (c)	205	219
6.63%, 06/01/27 (c) (p)	42	40
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (c)	1,330	1,262
6.13%, 03/01/28 (c)	236	229
		72,698
Consumer Discretionary 2.5%
AA Bond Co Limited
2.88%, 01/31/22, GBP (e)	200	240
Adient US LLC
9.00%, 04/15/25 (c)	102	110
Aramark Services, Inc.
6.38%, 05/01/25 (c)	23	24
Bacardi Limited
4.50%, 01/15/21 (c)	1,600	1,607
4.45%, 05/15/25 (c)	200	220
BMW Finance N.V.
2.25%, 08/12/22 (c)	500	515
Colt Merger Sub, Inc.
5.75%, 07/01/25 (c)	8,300	8,347
Dakota Merger Sub, Inc.
7.75%, 09/01/23 (c)	996	965
Delta Air Lines, Inc.
7.00%, 05/01/25 (c)	1,904	1,966
DriveTime Automotive Group, Inc.
8.00%, 06/01/21 (c)	750	712
General Motors Company
1.27%, (3M USD LIBOR + 0.80%), 08/07/20 (d)	990	990
6.80%, 10/01/27	144	167
GLP Financing, LLC
5.25%, 06/01/25	54	59
5.30%, 01/15/29	268	290
Griffon Corporation
5.75%, 03/01/28	34	34
Hyundai Capital America
1.11%, (3M USD LIBOR + 0.80%), 09/18/20 (c) (d)	254	253

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

277

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
IHO Verwaltungs GmbH
3.63%, 05/15/25, EUR (e) (i)	400	447
3.88%, 05/15/27, EUR (e) (i)	200	220
IHOL Verwaltungs GmbH
6.00%, 05/15/27 (c) (i)	390	396
6.38%, 05/15/29 (c) (i)	412	419
InterContinental Hotels Group PLC
2.13%, 08/24/26, GBP (e) (o)	1,528	1,797
2.13%, 05/15/27, EUR (e)	1,400	1,504
Marriott International, Inc.
4.63%, 06/15/30 (o)	66	69
Mattel, Inc.
5.88%, 12/15/27 (c)	51	53
MCE Finance Limited
5.63%, 07/17/27 (c)	200	202
5.38%, 12/04/29 (c)	850	848
MGM China Holdings Limited
5.88%, 05/15/26 (c)	1,200	1,239
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	139	182
NCL Corporation Ltd.
3.63%, 12/15/24 (c)	28	17
Nissan Motor Acceptance Corporation
2.55%, 03/08/21 (c)	1,786	1,773
1.90%, 09/14/21 (c)	47	46
2.20%, (3M USD LIBOR + 0.89%), 01/13/22 (c) (d)	26	25
NVR, Inc.
3.00%, 05/15/30	146	153
QVC, Inc.
5.13%, 07/02/22	14	14
4.38%, 03/15/23	837	838
4.85%, 04/01/24	750	758
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (c)	58	57
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (c)	954	975
11.50%, 06/01/25 (c)	1,472	1,535
Sands China Ltd.
4.60%, 08/08/23 (o)	400	421
5.13%, 08/08/25 (o)	400	435
3.80%, 01/08/26 (c)	400	411
5.40%, 08/08/28 (o)	600	663
4.38%, 06/18/30 (c)	200	208
Southwest Airlines Co.
4.75%, 05/04/23	170	175
5.25%, 05/04/25	144	152
5.13%, 06/15/27	411	427
Staples, Inc.
7.50%, 04/15/26 (c)	27	21
The Gap, Inc.
8.38%, 05/15/23 (c) (p)	327	355
8.63%, 05/15/25 (c) (p)	1,442	1,532
8.88%, 05/15/27 (c) (p)	736	793
Vail Resorts, Inc.
6.25%, 05/15/25 (c)	92	96
Voyager Aviation Holdings, LLC
8.50%, 08/15/21 (c)	2,121	1,576
Wyndham Destinations, Inc.
4.25%, 03/01/22	10	10
3.90%, 03/01/23	16	15
5.40%, 04/01/24 (j)	18	17
5.75%, 04/01/27 (o)	60	58
4.63%, 03/01/30 (c)	128	119
Wynn Macau, Limited
5.13%, 12/15/29 (c)	1,400	1,368
		38,918
Health Care 2.1%
Alcon Finance Corporation
2.60%, 05/27/30 (c)	200	206
Bristol-Myers Squibb Company
0.59%, (3M USD LIBOR + 0.20%), 11/16/20 (c) (d)	1,075	1,076
Centene Corporation
4.75%, 01/15/25	466	477
	Shares/Par[1]	Value ($)
4.25%, 12/15/27	164	169
4.63%, 12/15/29	212	224
3.38%, 02/15/30	270	273
Cigna Holding Company
3.20%, 09/17/20	1,130	1,136
2.11%, (3M USD LIBOR + 0.89%), 07/15/23 (d) (p)	510	511
Community Health Systems, Inc.
6.25%, 03/31/23	7,621	7,179
8.63%, 01/15/24 (c)	1,786	1,748
6.63%, 02/15/25 (c)	7,229	6,894
8.00%, 03/15/26 (c)	1,134	1,072
CVS Health Corporation
3.35%, 03/09/21	1,690	1,724
3.70%, 03/09/23	800	859
Fresenius Medical Care
4.13%, 10/15/20 (c)	2	2
HCA Inc.
3.50%, 09/01/30	300	288
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (c)	12	11
Mylan N.V.
3.75%, 12/15/20	196	198
3.15%, 06/15/21	1,480	1,510
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (c)	189	192
7.25%, 02/01/28 (c)	462	469
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	66	68
Radiology Partners, Inc.
9.25%, 02/01/28 (c)	160	151
Teva Pharmaceutical Finance Netherlands II B.V.
0.38%, 07/25/20, EUR (e)	2,738	3,063
3.25%, 04/15/22, EUR	400	446
6.00%, 01/31/25, EUR (c)	300	356
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	1,895	1,860
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22 (p)	760	730
		32,892
Industrials 2.1%
Aviation Capital Group LLC
2.88%, 01/20/22 (c)	120	115
BOC Aviation Limited
1.61%, (3M USD LIBOR + 1.05%), 05/02/21 (c) (d)	250	248
1.41%, (3M USD LIBOR + 1.13%), 09/26/23 (c) (d)	200	194
Bombardier Inc.
5.75%, 03/15/22 (c) (p)	88	65
6.00%, 10/15/22 (c)	1,312	927
6.13%, 01/15/23 (c)	3,717	2,546
7.50%, 03/15/25 (c)	31	20
7.88%, 04/15/27 (c)	515	336
Canadian Pacific Railway Limited
4.50%, 01/15/22 (o)	1,190	1,257
DP World PLC
2.38%, 09/25/26, EUR (c)	200	217
4.25%, 09/25/30, GBP (c)	100	122
Empresa de Transporte de Pasajeros Metro S.A.
3.65%, 05/07/30 (c)	200	215
4.70%, 05/07/50 (c)	400	456
F-Brasile S.P.A.
7.38%, 08/15/26 (c)	100	76
Ferguson Finance PLC
3.25%, 06/02/30 (c)	800	817
Fortress Transportation And Infrastructure Investors LLC
6.75%, 03/15/22 (c)	1,028	989
6.50%, 10/01/25 (c)	736	665
General Electric Capital Corporation
3.15%, 09/07/22	14	15
5.55%, 01/05/26	520	604
6.15%, 08/07/37	57	66
5.88%, 01/14/38	22	25

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

278

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
6.88%, 01/10/39	37	45
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (m)	1,468	1,153
4.25%, 05/01/40	102	100
4.35%, 05/01/50	110	109
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (c)	400	397
3.95%, 02/13/50 (c)	200	187
Masco Corporation
5.95%, 03/15/22	690	741
Park Aerospace Holdings Limited
3.63%, 03/15/21 (c)	10	10
5.25%, 08/15/22 (c)	2,806	2,629
4.50%, 03/15/23 (c)	4,325	3,950
Penske Truck Leasing Co., L.P.
3.65%, 07/29/21 (c)	2,300	2,354
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (c)	232	219
PT Pelabuhan Indonesia III (Persero)
4.50%, 05/02/23 (e)	500	521
Sensata Technologies, Inc.
4.38%, 02/15/30 (c)	52	51
Textron Inc.
1.00%, (3M USD LIBOR + 0.55%), 11/10/20 (d)	250	249
The Boeing Company
4.51%, 05/01/23 (o)	398	420
4.88%, 05/01/25 (o)	548	598
5.04%, 05/01/27 (o)	793	884
5.15%, 05/01/30 (o)	1,285	1,432
5.71%, 05/01/40 (o)	1,929	2,182
5.81%, 05/01/50 (o)	1,497	1,767
5.93%, 05/01/60 (o)	2,230	2,623
TransDigm Inc.
5.50%, 11/15/27	114	99
Triumph Group, Inc.
5.25%, 06/01/22	36	31
6.25%, 09/15/24 (c)	121	103
ZLS Prestigia Ltd
4.00%, 03/01/26 (c)	7	8
		32,837
Utilities 2.1%
Edison International
2.40%, 09/15/22	387	392
3.13%, 11/15/22	191	197
2.95%, 03/15/23	12	12
3.55%, 11/15/24	213	225
5.75%, 06/15/27	177	204
Pacific Gas And Electric Company
0.00%, 10/01/20 - 12/01/46 (f) (g)	16,121	18,228
1.80%, (3M USD LIBOR + 1.48%), 06/16/22 (d) (p)	6,102	6,109
4.25%, 08/01/23	4,320	4,925
San Diego Gas & Electric Company
3.75%, 06/01/47	6	7
Southern California Edison Company
6.65%, 04/01/29	50	62
2.85%, 08/01/29	35	37
6.00%, 01/15/34	4	5
5.75%, 04/01/35	16	21
4.88%, 03/01/49	500	646
3.65%, 03/01/28 - 02/01/50	103	114
Southern California Gas Company
2.55%, 02/01/30	210	227
5.13%, 11/15/40	194	260
Talen Energy Supply, LLC
6.63%, 01/15/28 (c)	62	61
Topaz Solar Farms LLC
4.88%, 09/30/39 (c)	74	80
5.75%, 09/30/39 (c)	783	923
		32,735
Energy 1.7%
Aker BP ASA
3.00%, 01/15/25 (c)	150	146
3.75%, 01/15/30 (c)	200	190
	Shares/Par[1]	Value ($)
Enable Midstream Partners, LP
4.95%, 05/15/28	57	53
Energy Transfer LP
4.05%, 03/15/25	480	510
2.90%, 05/15/25	93	95
3.75%, 05/15/30	216	214
5.00%, 05/15/50	197	187
Gaz Capital S.A.
2.95%, 01/24/24, EUR (e)	4,380	5,131
Noble Corporation
7.88%, 02/01/26 (c)	1,051	251
Occidental Petroleum Corporation
1.84%, (3M USD LIBOR + 1.45%), 08/15/22 (d)	118	107
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/21 (e)	25	21
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (e)	15	13
Pacific Drilling S.A.
8.38%, 10/01/23 (c)	959	197
Pan American Energy S.L., Branch Argentina
26.09%, (BADLAR), 11/20/20, ARS (d)	27,840	250
Petroleos Mexicanos
6.49%, 01/23/27 (c)	180	164
6.50%, 03/13/27 - 01/23/29	5,745	5,031
2.75%, 04/21/27, EUR (e)	100	88
5.35%, 02/12/28	2,804	2,351
6.84%, 01/23/30 (c)	2,796	2,445
5.95%, 01/28/31 (c) (p)	1,180	972
7.69%, 01/23/50 (c)	270	223
6.95%, 01/28/60 (c)	1,514	1,164
PETRONAS Capital Limited
3.50%, 04/21/30 (c)	600	664
4.55%, 04/21/50 (c)	400	506
4.80%, 04/21/60 (c)	400	544
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	700	745
4.50%, 05/15/30 (c) (n)	830	917
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (e)	2,400	2,510
Sinopec Group Overseas Development (2017) Limited
2.50%, 09/13/22 (e)	700	716
Transocean Guardian Limited
5.88%, 01/15/24 (c)	106	92
Transocean Inc
7.25%, 11/01/25 (c)	150	84
7.50%, 01/15/26 (c)	259	141
8.00%, 02/01/27 (c)	340	188
Transocean Ltd.
5.38%, 05/15/23 (c)	100	85
Valaris PLC
5.75%, 10/01/44	436	32
Western Midstream Operating, LP
2.16%, (3M USD LIBOR + 0.85%), 01/13/23 (d) (o)	124	114
5.25%, 02/01/50 (o)	92	80
YPF Sociedad Anónima
47.82%, (BADLAR), 09/24/20, ARS (d) (h)	20,060	195
52.99%, (BADLAR + 6.00%), 03/04/21, ARS (d)	17,180	154
		27,570
Information Technology 1.7%
Broadcom Corporation
2.65%, 01/15/23	120	124
3.88%, 01/15/27	3,690	3,991
Broadcom Inc.
3.15%, 11/15/25 (c)	477	507
3.46%, 09/15/26 (c)	7,180	7,705
4.11%, 09/15/28 (c)	1,494	1,634
5.00%, 04/15/30 (c)	26	30
4.15%, 11/15/30 (c)	819	891
4.30%, 11/15/32 (c)	859	946
Citrix Systems, Inc.
3.30%, 03/01/30	192	205

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

279

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Corning Incorporated
5.45%, 11/15/79	146	175
Equifax Inc.
1.26%, (3M USD LIBOR + 0.87%), 08/15/21 (d)	126	126
3.60%, 08/15/21	44	45
3.10%, 05/15/30	380	405
Flex Ltd.
4.88%, 06/15/29	25	28
Global Payments Inc.
2.65%, 02/15/25	79	84
Leidos, Inc.
3.63%, 05/15/25 (c)	34	37
4.38%, 05/15/30 (c)	58	65
Micron Technology, Inc.
4.19%, 02/15/27	152	169
5.33%, 02/06/29	202	241
4.66%, 02/15/30	368	429
NXP B.V.
4.13%, 06/01/21 (c)	4,426	4,543
3.88%, 09/01/22 (c)	1,930	2,033
2.70%, 05/01/25 (c)	30	32
3.15%, 05/01/27 (c)	44	47
4.30%, 06/18/29 (c)	360	410
3.40%, 05/01/30 (c)	58	62
Oracle Corporation
4.00%, 07/15/46	66	78
3.85%, 04/01/60	234	273
Paypal Holdings, Inc.
2.30%, 06/01/30	143	149
3.25%, 06/01/50	138	151
PTC Inc.
3.63%, 02/15/25 (c)	90	89
4.00%, 02/15/28 (c)	43	43
Radiate HoldCo, LLC
6.88%, 02/15/23 (c)	7	7
Refinitiv US Holdings Inc.
4.50%, 05/15/26, EUR (e)	300	351
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (c)	1,016	988
VMware, Inc.
4.65%, 05/15/27	40	44
4.70%, 05/15/30 (o)	29	32
Western Digital Corporation
4.75%, 02/15/26 (p)	252	261
		27,430
Real Estate 1.7%
American Tower Corporation
3.00%, 06/15/23	28	30
CBL & Associates Limited Partnership
4.60%, 10/15/24	8	2
5.95%, 12/15/26	117	34
CSL Capital, LLC
6.00%, 04/15/23 (c)	1,000	979
EPR Properties
4.75%, 12/15/26	32	31
4.95%, 04/15/28	90	85
Equinix, Inc.
2.63%, 11/18/24	193	205
2.88%, 03/15/24 - 02/01/26, EUR	12,440	14,230
2.90%, 11/18/26	108	116
3.20%, 11/18/29	231	251
ESH Hospitality, Inc.
4.63%, 10/01/27 (c)	56	53
Growthpoint Properties Ltd
5.87%, 05/02/23 (c)	200	197
Hunt Companies, Inc.
6.25%, 02/15/26 (c)	28	26
Kennedy Wilson Europe Real Est PLC
3.95%, 06/30/22, GBP (e)	2,795	3,356
3.25%, 11/12/25, EUR (e)	3,000	3,183
Kennedy-Wilson, Inc.
5.88%, 04/01/24	84	84
Life Storage LP
3.88%, 12/15/27	26	28
	Shares/Par[1]	Value ($)
MPT Operating Partnership, L.P.
2.55%, 12/05/23, GBP	300	370
3.69%, 06/05/28, GBP	300	372
Newmark Group, Inc.
6.13%, 11/15/23 (o)	262	261
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	180
Physicians Realty L.P.
3.95%, 01/15/28	56	57
Regency Centers, L.P.
3.70%, 06/15/30	216	233
Sabra Health Care Limited Partnership
4.80%, 06/01/24	63	63
3.90%, 10/15/29	46	42
SBA Communications Corporation
3.88%, 02/15/27 (c)	234	233
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	14	14
Starwood Property Trust, Inc.
5.00%, 12/15/21	100	98
4.75%, 03/15/25	42	38
Store Capital Corporation
4.50%, 03/15/28	48	48
4.63%, 03/15/29	49	51
The Howard Hughes Corporation
5.38%, 03/15/25 (c)	2,441	2,270
W.P. Carey Inc.
3.85%, 07/15/29	31	32
Welltower Inc.
4.25%, 04/15/28	32	36
		27,288
Consumer Staples 0.9%
Altria Group, Inc.
1.00%, 02/15/23, EUR	1,444	1,636
Avon International Capital P.L.C.
6.50%, 08/15/22 (c)	46	45
BAT Capital Corp.
2.76%, 08/15/22	1,742	1,804
Campbell Soup Company
0.94%, (3M USD LIBOR + 0.63%), 03/15/21 (d)	90	90
Kraft Heinz Foods Company
3.95%, 07/15/25	50	53
3.00%, 06/01/26	574	579
3.88%, 05/15/27 (c)	3,511	3,669
4.25%, 03/01/31 (c)	5,357	5,669
5.50%, 06/01/50 (c)	301	324
Pernod Ricard
4.45%, 01/15/22 (c)	550	581
Post Holdings, Inc.
4.63%, 04/15/30 (c)	176	173
Safeway Inc.
3.50%, 02/15/23 (c)	54	55
4.63%, 01/15/27 (c)	26	26
4.88%, 02/15/30 (c)	57	59
		14,763
Materials 0.1%
Arconic Rolled Products Corporation
6.00%, 05/15/25 (c)	129	133
6.13%, 02/15/28 (c)	84	84
International Flavors & Fragrances Inc.
3.40%, 09/25/20	140	141
Silgan Holdings Inc.
4.13%, 02/01/28 (c)	96	95
Trident TPI Holdings, Inc.
9.25%, 08/01/24 (c)	50	51
Vale Overseas Ltd
6.25%, 08/10/26	370	433
6.88%, 11/21/36	125	163
6.88%, 11/10/39	295	385
Vale S.A.
3.75%, 01/10/23, EUR	200	231

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

280

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Yara International ASA
3.15%, 06/04/30 (c)	600	620
		2,336
Total Corporate Bonds And Notes (cost $589,087)		584,941
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 33.7%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 0.44%, (1M USD LIBOR + 0.26%), 09/25/36 (d) (j)	16,437	15,646
ACE Securities Corp. Home Equity Loan Trust
Series 2004-A3-HS1, REMIC, 0.98%, (1M USD LIBOR + 0.80%), 02/25/34 (d) (j)	1,347	1,282
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (c) (d)	5,363	5,978
Series IV-A2R-A, 1.10%, 10/15/29, EUR (c)	569	636
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 1.20%, (1M USD LIBOR + 1.02%), 04/25/34 (d) (j)	6,466	5,881
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 0.82%, (1M USD LIBOR + 0.64%), 03/25/30 (d)	1,559	1,376
Alba PLC
Series 2006-D-2, 0.65%, (3M GBP LIBOR + 0.46%), 12/15/38, GBP (d) (e)	1,506	1,630
AlbaCore EURO CLO I DAC
Series A-1A, 0.00%, (3M EURIBOR + 1.58%), 07/18/31, EUR (d)	8,070	9,067
Alternative Loan Trust
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,144	1,026
Series 2005-1A1-59, REMIC, 0.52%, (1M USD LIBOR + 0.33%), 11/20/35 (d)	2,624	2,389
Series 2006-1A1A-OA17, REMIC, 0.38%, (1M USD LIBOR + 0.20%), 12/20/46 (d)	2,295	1,671
Series 2005-B1-J4, REMIC, 1.53%, (1M USD LIBOR + 1.35%), 07/25/35 (d)	3,223	2,743
Series 2005-A3-38, REMIC, 0.88%, (1M USD LIBOR + 0.70%), 09/25/35 (d)	404	352
Series 2005-2A3A-AR1, REMIC, 0.53%, (1M USD LIBOR + 0.35%), 10/25/35 (d)	11,193	9,848
Series 2005-A1-81, REMIC, 0.46%, (1M USD LIBOR + 0.28%), 02/25/36 (d)	1,214	1,020
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,598	2,909
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	2,182	1,825
Ameriquest Mortgage Securities Inc.
Series 2004-A4-R2, REMIC, 0.96%, (1M USD LIBOR + 0.78%), 04/25/34 (d) (j)	717	679
Atrium XII LLC
Series AR-12A, 1.93%, (3M USD LIBOR + 0.83%), 04/22/27 (d)	5,554	5,504
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 1.76%, (3M USD LIBOR + 0.45%), 10/11/42 (c) (d)	8,150	5,963
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, 2.01%, (1M USD LIBOR + 1.20%), 03/15/21 (d)	7,010	6,536
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 0.87%, (1M USD LIBOR + 0.68%), 02/20/35 (d)	4,750	4,268
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	1,169	1,211
BBCMS Trust
Series 2018-C-RRI, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 02/15/33 (d)	588	553
Series 2018-D-RRI, REMIC, 2.23%, (1M USD LIBOR + 2.05%), 02/15/33 (d)	400	372
Series 2018-E-RRI, REMIC, 3.28%, (1M USD LIBOR + 3.10%), 02/15/33 (d)	2,600	2,392
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (d)	5,341	3,921
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 0.72%, (1M USD LIBOR + 0.54%), 10/25/35 (d)	5,829	5,473
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (d)	6,296	1,644
	Shares/Par[1]	Value ($)
Carrington Mortgage Loan Trust
Series 2006-A4-NC3, REMIC, 0.42%, (1M USD LIBOR + 0.24%), 07/25/36 (d) (j)	7,130	4,669
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 0.32%, (1M USD LIBOR + 0.15%), 10/25/36 (d)	7,787	6,671
Chevy Chase Funding LLC
Series 2004-A1-1A, 0.45%, (1M USD LIBOR + 0.28%), 01/25/35 (c) (d)	660	616
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,676	1,114
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, 2.86%, 01/12/23	615	630
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,962
Citigtoup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	4,912	4,960
Series 2013-1A4-2, REMIC, 4.43%, 11/25/37 (d)	8,221	7,254
COMM Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	393	409
Commercial Mortgage Lease-Backed Certificates
Series 2001-D-CMLB, 8.05%, 06/20/31 (d)	4,000	4,125
Commonbond Student Loan Trust
Series 2020-A-AGS, 1.98%, 08/25/50	11,100	11,196
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,545	1,982
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.86%, 08/26/36 (d)	4,133	4,057
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 2.04%, (3M USD LIBOR + 1.05%), 10/26/27 (c) (d)	8,250	8,139
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 3.26%, 06/26/36 (d)	3,780	3,291
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	596	488
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 0.34%, (1M USD LIBOR + 0.16%), 05/25/33 (d) (j)	377	367
Series 2006-1A-21, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 05/25/35 (d) (j)	1,720	1,522
Series 2006-2A4-20, REMIC, 0.41%, (1M USD LIBOR + 0.23%), 09/25/35 (d)	14,200	11,066
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 1.46%, (1M USD LIBOR + 1.28%), 07/25/34 (d) (j)	819	792
Series 2004-M4-AB2, REMIC, 1.46%, (1M USD LIBOR + 1.28%), 11/25/34 (d)	2,072	1,797
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 0.38%, (1M USD LIBOR + 0.20%), 04/25/46 (d)	3,660	3,057
DT Auto Owner Trust
Series 2020-A-2A, 1.14%, 01/15/24	2,900	2,901
Dukinfield II PLC
Series A-2, 1.43%, (3M GBP LIBOR + 1.25%), 12/20/52, GBP (d) (e) (j)	2,664	3,305
Dutch Property Finance B.V.
Series 2020-A-1, 0.26%, (3M EURIBOR + 0.65%), 07/28/54, EUR (d) (e) (j)	700	779
Ellington Financial Mortgage Trust
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (d)	1,876	1,885
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 1.16%, (1M USD LIBOR + 0.98%), 01/25/36 (d) (j)	5,905	4,977
European Secured Lending S.A., SICAV-RAIF
Series 2019-A-PL1, 0.38%, (1M EURIBOR + 0.85%), 03/24/63, EUR (d) (e) (j)	459	511
Eurosail PLC
Series 2007-A3A-6NCX, 0.89%, (3M GBP LIBOR + 0.70%), 09/13/45, GBP (d) (e)	49	59
Exeter Automobile Receivables Trust
Series 2020-A-2A, 1.13%, 08/15/23	5,700	5,700
Finsbury Square PLC
Series 2018-A-2, 1.41%, (3M GBP LIBOR + 0.95%), 09/12/68, GBP (d) (e) (j)	9,666	11,959

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

281

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 0.32%, (1M USD LIBOR + 0.14%), 01/25/37 (d) (j)	18,252	10,070
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 0.87%, (1M USD LIBOR + 0.69%), 10/25/35 (d) (j)	8,517	6,775
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 0.72%, (1M USD LIBOR + 0.27%), 03/25/36 (d) (j)	3,891	2,295
GS Mortgage Securities Trust
Series 2011-A3-GC5, REMIC, 3.82%, 03/12/21	312	314
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 4.65%, 04/28/37 (d)	21,948	7,244
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 0.58%, (1M USD LIBOR + 0.40%), 06/25/34 (d)	5,814	4,944
Series 2004-M2-10, REMIC, 4.52%, 08/25/34 (j)	2,993	2,922
Harborview Mortgage Loan Trust
Series 2006-1A1-8, REMIC, 0.59%, (1M USD LIBOR + 0.40%), 07/21/36 (d) (j)	5,401	3,221
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22	373	336
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.12%, (US SONIA + 1.05%), 05/25/53, GBP (c) (d)	8,081	10,011
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 2.12%, (3M USD LIBOR + 1.76%), 05/23/39 (d)	13,814	12,746
Hyundai Auto Lease Securitization Trust
Series 2019-A2-B, 2.08%, 12/15/21	1,302	1,310
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 3.31%, 06/25/36	2,888	2,360
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 0.58%, (1M USD LIBOR + 0.40%), 05/25/35 (d)	1,312	887
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 0.50%, (1M USD LIBOR + 0.16%), 10/25/36 (d)	1,719	1,488
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 1.26%, (1M USD LIBOR + 1.08%), 07/25/35 (d)	4,000	3,722
Jamestown CLO Ltd
Series 2014-A1AR-4A, 1.91%, (3M USD LIBOR + 0.69%), 07/15/26 (d)	871	868
JPMCC Commercial Mortgage Securities Trust
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26	2,600	2,908
Lanark Master Issuer PLC
Series 2019-1A1-1A, REMIC, 1.13%, (3M USD LIBOR + 0.77%), 08/22/21 (d)	2,052	2,053
LP Credit Card ABS Master Trust
Series 2018-A-1, 1.74%, (1M USD LIBOR + 1.55%), 08/20/24 (d)	480	488
Mansard Mortgages PLC
Series 2006-B1-1X, 1.77%, (3M GBP LIBOR + 1.10%), 10/15/48, GBP (d) (e)	4,788	5,538
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21	50	51
Series 2019-A-2A, 3.13%, 11/15/21	865	847
Series 2019-A-1A, 3.44%, 04/16/29	1,602	1,587
MASTR Adjustable Rate Mortgages Trust
Series 2004-M2-11, REMIC, 1.78%, (1M USD LIBOR + 1.60%), 11/25/34 (d) (j)	4,867	4,893
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (c)	1,221	871
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,999
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 5.38%, 07/28/48 (d)	6,174	6,264
Navient Funding, LLC
Series 2006-A5-B, REMIC, 0.58%, (3M USD LIBOR + 0.27%), 03/15/22 (d)	2,402	2,193
Navient Private Education Refi Loan Trust
Series 2020-A-DA, 1.69%, 05/15/69	4,600	4,597
Newgate Funding PLC
Series 2007-A3-2X, 0.35%, (3M GBP LIBOR + 0.16%), 12/15/50, GBP (d) (e)	4,900	5,692
	Shares/Par[1]	Value ($)
NovaStar Mortgage Funding Trust
Series 2007-A2C-1, REMIC, 0.36%, (1M USD LIBOR + 0.18%), 03/25/37 (d) (j)	46,049	20,709
Palmer Square Loan Funding Ltd
Series 2018-A1-4A, 1.29%, (3M USD LIBOR + 0.90%), 11/16/26 (c) (d)	156	155
Series 2020-A1-1A, 1.18%, (3M USD LIBOR + 0.80%), 02/22/28 (d)	6,594	6,506
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 1.04%, (1M USD LIBOR + 0.86%), 08/25/35 (d)	6,543	5,959
PFP Ltd.
Series 2019-A-6, 1.25%, (1M USD LIBOR + 1.05%), 04/16/37 (d)	4,100	3,974
Popular ABS Mortgage Pass-Through Trust
Series 2007-A2-A, REMIC, 0.43%, (1M USD LIBOR + 0.25%), 06/25/37 (d) (j)	2,287	2,108
Popular ABS, Inc.
Series 2005-M2-C, REMIC, 1.13%, (1M USD LIBOR + 0.95%), 11/25/35 (d) (j)	4,426	4,102
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1M USD LIBOR + 0.60%), 04/25/37 (d)	1,603	1,532
Ripon Mortgages PLC
Series B1-1X, 1.46%, (3M GBP LIBOR + 1.20%), 08/20/56, GBP (d) (e) (j)	3,000	3,699
Santander Retail Auto Lease Trust
Series 2019-A2A-C, 1.89%, 09/20/22	2,483	2,507
Series 2020-A2-A, REMIC, 1.69%, 01/20/23	4,500	4,546
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 0.98%, (1M USD LIBOR + 0.80%), 03/25/35 (d)	2,019	1,912
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, 1.16%, (1M USD LIBOR + 0.98%), 04/25/35 (d)	2,213	1,692
Series 2005-M2-EC1, REMIC, 0.83%, (1M USD LIBOR + 0.65%), 01/25/35 (d) (j)	775	702
Series 2006-M3-OP1, REMIC, 0.78%, (1M USD LIBOR + 0.41%), 10/25/35 (d) (j)	12,525	11,685
SG Mortgage Securities Trust
Series 2005-M3-OPT1, 0.89%, (1M USD LIBOR + 0.47%), 10/25/35 (d)	4,975	4,184
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25	1,369	1,211
SLM Private Education Loan Trust
Series 2011-A3-B, 2.43%, (1M USD LIBOR + 2.25%), 06/16/42 (d)	3,642	3,649
SMB Private Education Loan Trust
Series 2020-A2B-PTA, 1.03%, (1M USD LIBOR + 0.85%), 09/15/54 (d)	19,800	19,099
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 1.02%, (1M USD LIBOR + 0.84%), 08/25/35 (d) (j)	8,000	6,895
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 1.14%, (1M USD LIBOR + 0.95%), 01/22/35 (d)	4,764	4,728
Series 2017-B-1, REMIC, 1.36%, (1M USD LIBOR + 1.17%), 01/22/35 (d)	600	593
Series 2017-C-1, REMIC, 1.59%, (1M USD LIBOR + 1.40%), 01/22/35 (d)	2,100	2,076
Series 2017-D-1, REMIC, 2.14%, (1M USD LIBOR + 1.95%), 01/22/35 (d)	300	298
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 0.38%, (1M USD LIBOR + 0.20%), 06/25/37 (d) (j)	16,936	11,107
Terwin Mortgage Trust
Series 2006-A2-9HGA, REMIC, 0.58%, (1M USD LIBOR + 0.20%), 10/25/37 (d) (j)	1,611	1,559
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 2.09%, (3M USD LIBOR + 0.87%), 10/15/27 (d)	3,249	3,220
Towd Point Mortgage Funding
Series 2019-A1-A13A, 0.97%, (US SONIA + 0.90%), 07/20/45, GBP (c) (d)	23,791	29,303
Tralee CLO V Ltd
Series 2018-A1-5A, 2.25%, (3M USD LIBOR + 1.11%), 10/20/28 (c) (d)	500	491

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

282

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 1.88%, (3M USD LIBOR + 1.57%), 09/20/39 (d)	2,516	2,282
UBS-Barclays Commercial Mortgage Trust
Series 2012-A3-C4, REMIC, 2.53%, 12/12/45	928	927
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	182	170
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	1,211	981
Venture XXIII CLO Ltd
Series 2016-AR-23A, 2.21%, (3M USD LIBOR + 1.07%), 07/19/28 (d)	3,800	3,730
WaMu Asset-Backed Certificates
Series 2005-3M2-WL1, REMIC, 0.96%, (1M USD LIBOR + 0.78%), 06/25/45 (d) (j)	3,610	3,253
WaMu Asset-Backed Certificates WaMu SeriesTrust
Series 2007-2A3-HE2, REMIC, 0.42%, (1M USD LIBOR + 0.25%), 04/25/37 (d) (j)	41,307	19,027
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 4.12%, 09/25/35 (d)	2,720	2,706
Series 2007-4A2-OA3, REMIC, 2.20%, (12M US Federal Reserve Cumulative Average CMT + 0.70%), 04/25/47 (d)	1,674	1,335
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, 1.03%, (1M USD LIBOR + 0.85%), 12/15/20 (d)	3,065	2,910
Series 2017-B-HSDB, 1.28%, (1M USD LIBOR + 1.10%), 12/15/20 (d)	2,542	2,257
Series 2017-D-HSDB, 2.03%, (1M USD LIBOR + 1.84%), 12/15/20 (d)	178	145
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-AR7, REMIC, 4.34%, 12/25/37 (d)	1,278	1,149
WFRBS Commercial Mortgage Trust
Series 2014-A3-C21, REMIC, 3.43%, 08/17/21	428	434
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	945	971
WhiteHorse X, Ltd.
Series 2015-A1R-10A, 2.06%, (3M USD LIBOR + 0.93%), 04/19/27 (c) (d)	1,324	1,313
Total Non-U.S. Government Agency Asset-Backed Securities (cost $560,168)		535,320
SENIOR FLOATING RATE INSTRUMENTS 5.2%
Communication Services 1.7%
Altice France S.A.
USD 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 07/13/26 (d)	394	378
Ancestry.com Operations Inc.
Term Loan B4, 5.25%, (1M LIBOR + 4.25%), 08/15/26 (d)	4,349	4,115
Banijay Group
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 02/04/25 (d) (q)	46	43
Clear Channel Outdoor Holdings, Inc.
2020 USD Term Loan, 4.26%, (3M LIBOR + 3.50%), 08/08/26 (d)	198	179
CSC Holdings LLC
2020 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/15/27 (d)	98	93
Frontier Communications Corporation
2019 Term Loan, 5.21%, (PRIME + 2.75%), 05/31/24 (d)	—	—
2019 Term Loan, 5.35%, (1M LIBOR + 3.75%), 05/31/24 (d)	99	96
Gray Television, Inc.
2018 Term Loan B5, 2.67%, (1M LIBOR + 2.50%), 10/30/25 (d)	85	82
iHeartCommunications, Inc.
2018 Term Loan B, 0.00%, (1M LIBOR + 3.00%), 05/01/26 (d) (q)	4,928	4,529
Intelsat Jackson Holdings S.A.
2018 Term Loan B, 0.00%, (3M LIBOR + 5.50%), 07/28/21 (d) (q)	820	831
2018 Term Loan B, 6.50%, (3M LIBOR + 5.50%), 07/28/21 (d)	568	576
2018 Term Loan B, 8.00%, (PRIME + 4.75%), 11/27/23 (d)	3,953	3,926
	Shares/Par[1]	Value ($)
NASCAR Holdings, Inc
2018 1st Lien Term Loan, 2.93%, (3M LIBOR + 2.75%), 07/26/26 (d)	321	306
PUG LLC
2017 Incremental Term Loan B, 3.68%, (1M LIBOR + 3.50%), 01/31/27 (d)	98	84
Sinclair Television Group Inc.
2015 Term Loan B, 2.69%, (1M LIBOR + 2.50%), 07/18/26 (d)	131	124
Syniverse Holdings, Inc.
Term Loan, 6.87%, (3M LIBOR + 5.00%), 02/09/23 (d)	324	229
T-Mobile USA, Inc.
2020 Term Loan, 3.18%, (1M LIBOR + 3.00%), 04/01/27 (d)	700	698
Univision Communications Inc.
Term Loan C5, 2.93%, (1M LIBOR + 2.75%), 03/15/24 (d)	7,823	7,216
Windstream Services LLC
Term Loan, 7.50%, (PRIME + 4.25%), 02/08/24 (d)	1,158	691
Windstream Services, LLC
Repriced Term Loan B6, 0.00%, (PRIME + 5.00%), 03/29/21 (d) (q)	2,253	1,356
Repriced Term Loan B6, 8.25%, (PRIME + 5.00%), 03/29/21 (d)	48	29
Zayo Group Holdings, Inc.
USD Term Loan, 3.18%, (1M LIBOR + 3.00%), 02/20/27 (d)	1,297	1,228
		26,809
Consumer Discretionary 1.0%
Aramark Services, Inc.
2018 Term Loan B3, 1.93%, (1M LIBOR + 1.75%), 03/01/25 (d)	93	88
Caesars Resort Collection, LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/23/24 (d)	292	259
Carnival Corporation
Term Loan, 0.00%, (3M LIBOR + 7.50%), 06/29/25 (d) (q)	800	770
Delta Air Lines, Inc.
2020 Term Loan, 5.51%, (3M LIBOR + 4.75%), 04/27/23 (d)	523	512
Diamond Resorts Corporation
2020 Term Loan, 4.75%, (3M LIBOR + 3.75%), 09/02/23 (d)	4,013	3,511
Fleet U.S. Bidco Inc.
2019 Term Loan B, 4.32%, (6M LIBOR + 3.25%), 09/18/26 (d)	58	55
Marriott Ownership Resorts, Inc.
2018 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 08/29/25 (d)	99	92
Neiman Marcus Group
2017 USD Repriced Term Loan B, 0.00%, (3M LIBOR + 12.00%), 04/28/25 (d) (q) (r)	359	363
Neiman Marcus Group LTD
2017 USD Repriced Term Loan B, 0.00%, 11/23/20 (q)	485	494
Neiman Marcus Group Ltd LLC
2017 Term Loan B4, 14.00%, (3M LIBOR + 12.75%), 11/23/20 (d)	1,697	1,731
2017 Term Loan B4, 2.00%, (3M LIBOR + 6.00%), 10/25/23 (d)	2,068	523
2017 Term Loan B4, 2.00%, (3M LIBOR + 6.50%), 10/25/23 (d)	6,176	1,251
PetSmart, Inc.
2017 Term Loan B, 5.00%, (3M LIBOR + 4.00%), 03/11/22 (d)	6,950	6,848
Whatabrands LLC
2020 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/02/26 (d)	53	50
Wyndham Hotels & Resorts, Inc.
Term Loan, 1.92%, (3M LIBOR + 1.75%), 03/29/25 (d)	98	93
		16,640

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

283

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Health Care 0.8%
Advanz Pharma Corp.
USD Term Loan B, 6.57%, (3M LIBOR + 5.50%), 09/06/24 (d)	471	435
Bausch Health Companies Inc.
Term Loan B, 2.94%, (1M LIBOR + 2.75%), 11/26/25 (d)	168	162
Elanco Animal Health Inc
2019 Term Loan D, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (d) (q)	355	338
Envision Healthcare Corporation
2019 Term Loan B1, 3.93%, (1M LIBOR + 3.75%), 09/27/25 (d)	5,268	3,438
EyeCare Partners LLC
2019 Term Loan B, 0.00%, 02/05/27 (q)	30	27
2019 Term Loan B, 4.82%, (3M LIBOR + 3.75%), 02/05/27 (d)	128	115
Ortho-Clinical Diagnostics SA
2017 Term Loan B, 3.43%, (1M LIBOR + 3.25%), 06/01/25 (d)	97	90
Parexel International Corporation
2017 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/06/24 (d)	8,437	7,978
RegionalCare Hospital Partners Holdings, Inc.
2017 1st Lien Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/09/25 (d)	100	93
U.S. Renal Care, Inc.
2019 Term Loan B, 5.18%, (1M LIBOR + 5.00%), 06/12/26 (d)	240	231
		12,907
Financials 0.6%
Avolon TLB Borrower 1 (US) LLC
Term Loan B, 2.50%, (1M LIBOR + 1.75%), 01/15/25 (d)	31	29
Term Loan B, 2.25%, (3M LIBOR + 1.50%), 02/05/27 (d)	34	31
Ineos Finance PLC
2018 Term Loan B, 2.50%, (3M EURIBOR + 2.00%), 03/31/24, EUR (d)	7,939	8,604
Jefferies Finance LLC
2018 Term Loan B, 3.19%, (3M LIBOR + 3.00%), 05/22/26 (d)	104	98
Westmoreland Mining Holdings LLC
Term Loan, 9.25%, (3M LIBOR + 8.25%), 03/15/22 (d) (r)	12	11
		8,773
Utilities 0.5%
Pacific Gas And Electric Company
2017 Term Loan B, 2.44%, (1M LIBOR + 2.25%), 12/31/20 (d)	6,003	5,973
2017 Term Loan B, 0.00%, 04/16/21 (f) (g) (r)	707	714
2017 Term Loan B, 0.00%, 02/22/49 (f) (g)	1,607	1,742
		8,429
Information Technology 0.3%
CommScope, Inc.
2020 USD Spinco Term Loan, 3.43%, (1M LIBOR + 3.25%), 02/07/26 (d)	298	281
Refinitiv US Holdings Inc.
2017 2nd Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 09/12/25 (d)	1,073	1,047
2017 1st Lien Term Loan B, 3.25%, (3M EURIBOR + 3.25%), 10/01/25, EUR (d)	1,990	2,187
SS&C Technologies Holdings Europe S.A.R.L.
1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/27/25 (d)	146	139
SS&C Technologies Inc.
1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/27/25 (d)	222	212
VS Buyer, LLC
Term Loan B, 3.42%, (1M LIBOR + 3.25%), 02/19/27 (d)	100	96
		3,962
Industrials 0.2%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.65%, (6M LIBOR + 3.50%), 01/20/27 (d)	78	74
	Shares/Par[1]	Value ($)
APi Group DE, Inc.
Term Loan B4, 2.68%, (1M LIBOR + 2.50%), 09/25/26 (d)	497	479
Beacon Roofing Supply, Inc.
Term Loan B, 2.43%, (1M LIBOR + 2.25%), 01/02/25 (d)	29	28
Gardner Denver, Inc.
2019 Incremental Term Loan B, 1.93%, (1M LIBOR + 1.75%), 03/01/27 (d)	273	259
Genesee & Wyoming Inc.
2018 USD Term Loan B2, 2.31%, (3M LIBOR + 2.00%), 10/29/26 (d)	170	163
NCI Building Systems, Inc.
2018 Term Loan , 3.94%, (1M LIBOR + 3.75%), 04/12/25 (d)	324	307
Sequa Mezzanine Holdings L.L.C.
2016 1st Lien Term Loan, 6.00%, (3M LIBOR + 5.00%), 11/28/21 (d)	1,970	1,792
2016 1st Lien Term Loan, 10.00%, (3M LIBOR + 9.00%), 04/28/22 (d)	141	100
		3,202
Consumer Staples 0.1%
Froneri International Ltd.
2019 Term Loan, 2.43%, (1M LIBOR + 2.25%), 01/29/27 (d)	296	278
2019 Term Loan, 5.92%, (3M LIBOR + 5.75%), 01/29/27 (d)	23	22
Reynolds Consumer Products LLC
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 01/30/27 (d)	199	192
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (6M LIBOR + 4.25%), 07/12/26 (d)	453	433
		925
Energy 0.0%
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 9.00%), 10/21/20 (d) (q)	6	6
2018 1st Lien Term Loan, 10.00%, (3M LIBOR + 9.00%), 10/22/20 (d)	411	407
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 10.00%), 10/21/21 (d) (q) (r)	16	16
2018 1st Lien Term Loan, 0.00%, 04/04/25 (f) (g)	382	131
Westmoreland Coal Company
Term Loan, 15.00%, (3M LIBOR + 15.00%), 03/15/29 (d) (r)	52	31
		591
Materials 0.0%
Axalta Coating Systems US Holdings Inc.
Term Loan, 3.20%, (1M LIBOR + 1.75%), 06/01/24 (d)	26	24
Messer Industries GmbH
2018 1st Lien Term Loan, 2.81%, (3M LIBOR + 2.50%), 10/10/25 (d)	116	111
Starfruit Finco B.V
1st Lien Term Loan, 3.19%, (1M LIBOR + 3.00%), 09/20/25 (d)	366	342
		477
Real Estate 0.0%
Forest City Enterprises, L.P.
2019 Term Loan B, 3.67%, (1M LIBOR + 3.50%), 12/13/25 (d)	197	185
Total Senior Floating Rate Instruments (cost $92,905)		82,900
WARRANTS 0.1%
iHeartMedia, Inc. (f) (h)	180	1,356
Total Warrants (cost $3,116)		1,356
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (f)	515	536
iHeartMedia, Inc. (f) (h)	—	3
iHeartMedia, Inc. - Class A (f) (p)	35	291
		830

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

284

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Energy 0.0%
Westmoreland Coal Company (f) (h)	1	6
Total Common Stocks (cost $3,020)		836
SHORT TERM INVESTMENTS 6.7%
U.S. Treasury Bill 5.4%
Treasury, United States Department of
0.10%, 07/14/20 (s)	64,800	64,797
0.09%, 07/23/20 (b) (s)	13,350	13,349
0.14%, 09/29/20 (b) (s)	8,500	8,497
		86,643
Treasury Securities 0.7%
Presidência Da República Federativa Do Brasil
3.30%, 07/01/20, BRL (s)	40,532	7,453
Presidencia De La Nacion
27.30%, 07/13/20, ARS (s)	11,333	106
26.72%, 07/31/20, ARS (s)	3,710	34
117.30%, 08/27/20, ARS (s)	8,601	104
36.63%, (BADLAR + 2.00%), 08/28/20, ARS (d) (s)	150,694	1,317
28.50%, 09/11/20, ARS (s)	73,931	651
24.37%, (BADLAR + 4.00%), 09/18/20, ARS (d) (s)	109,800	957
132.35%, 10/29/20, ARS (s)	673	9
		10,631
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (t) (u)	9,736	9,736
Total Short Term Investments (cost $109,632)		107,010
Total Investments 133.6% (cost $2,163,313)		2,122,839
Total Purchased Options 0.0% (cost $132)		133
Other Derivative Instruments (0.1)%		(1,448)
Other Assets and Liabilities, Net (33.5)%		(532,143)
Total Net Assets 100.0%		1,589,381

(a)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $536,492.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $292,828 and 18.4% of the Fund.

(d)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  Non-income producing security.

(g)  As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.1% of the Fund’s net assets.

(h)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

Shares/Par[1]	Value ($)

(i)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(k)  Treasury inflation indexed note, par amount is adjusted for inflation.

(l)  Treasury inflation indexed note, par amount is not adjusted for inflation.

(m)  Perpetual security. Next contractual call date presented, if applicable.

(n)  Convertible security.

(o)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(p)   All or a portion of the security was on loan as of June 30, 2020.

(q)   This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(r)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(s)  The coupon rate represents the yield to maturity.

(t)  Investment in affiliate.

(u)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 123.4%
U.S. Treasury Inflation Indexed Securities 105.9%
Treasury, United States Department of
0.13%, 04/15/21 (a)	62,549	62,812
0.13%, 01/15/22 - 01/15/30 (a) (b)	119,471	121,573
0.63%, 04/15/23 - 01/15/26 (a)	149,826	160,867
0.13%, 10/15/24 - 07/15/26 (a) (c)	145,086	153,620
2.38%, 01/15/25 (a)	70,525	81,159
2.00%, 01/15/26 (a) (c)	117,175	136,088
0.38%, 07/15/23 - 07/15/27 (a)	197,006	210,188
2.38%, 01/15/27 (a) (b)	3,178	3,858
0.50%, 01/15/28 (a)	62,575	68,598
1.75%, 01/15/28 (a)	13,566	16,188
3.63%, 04/15/28 (a)	32,676	43,954
0.88%, 01/15/29 (a) (b)	8,128	9,269
2.50%, 01/15/29 (a)	23,283	29,838
3.88%, 04/15/29 (a)	11,468	16,198
0.25%, 07/15/29 (a)	47,157	51,592
2.13%, 02/15/40 - 02/15/41 (a)	45,294	66,888
0.75%, 07/15/28 - 02/15/45 (a)	58,656	68,761
0.63%, 02/15/43 (a) (b)	45	52
1.38%, 02/15/44 (a) (c)	78,591	107,216
1.00%, 02/15/46 (a)	32,949	42,653
0.88%, 02/15/47 (a)	3,656	4,662
		1,456,034
Mortgage-Backed Securities 8.8%
Federal Home Loan Mortgage Corporation
3.48%, (6M USD LIBOR + 1.75%), 07/01/36 (d)	102	106
3.81%, (1Y USD LIBOR + 1.48%), 09/01/36 (d)	79	81
3.88%, (1Y USD LIBOR + 1.65%), 10/01/36 (d)	50	52
0.63%, (1M USD LIBOR + 0.45%), 09/15/42 (d)	3,480	3,487
Federal National Mortgage Association, Inc.
3.38%, (1Y USD LIBOR + 1.31%), 11/01/35 (d)	16	17
3.81%, (1Y USD LIBOR + 1.82%), 03/01/36 (d)	31	32
3.02%, (1Y USD LIBOR + 2.02%), 06/01/36 (d)	14	15
TBA, 2.50%, 09/15/47 - 08/15/48 (c)	73,000	75,901
TBA, 3.00%, 09/15/48 (c)	31,400	32,943
TBA, 2.00%, 01/01/00 (c)	8,800	8,959
		121,593
Treasury Inflation Indexed Securities 6.3%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	2,294,557	21,198
Canada, Government of
4.25%, 12/01/26, CAD (a)	5,874	5,580
Commonwealth of Australia
1.25%, 02/21/22, AUD (e)	5,290	4,334
3.00%, 09/20/25, AUD (e)	8,920	8,998

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

285

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Corporacion Andina de Fomento
3.95%, 10/15/21, MXN (e)	12,888	578
HM Treasury
1.25%, 11/22/27, GBP (a) (f)	2,970	4,923
New Zealand Government
2.00%, 09/20/25, NZD (e)	14,100	11,046
3.00%, 09/20/30, NZD (e)	2,500	2,274
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (a)	23,881	27,387
		86,318
Collateralized Mortgage Obligations 1.1%
Federal Home Loan Mortgage Corporation
Series T-1A1-62, REMIC, 2.89%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (d)	185	184
Series T-1A1-63, REMIC, 2.89%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (d)	137	141
Series WF-4779, REMIC, 0.72%, (1M USD LIBOR + 0.35%), 07/15/44 (d)	1,967	1,960
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 0.24%, (1M USD LIBOR + 0.06%), 07/25/37 (d)	54	53
Series 2019-FA-5, REMIC, 0.58%, (1M USD LIBOR + 0.40%), 03/25/49 (d)	7,192	7,206
Government National Mortgage Association
Series 2017-FB-H10, 1.90%, (1Y USD LIBOR + 0.75%), 04/20/67 (d)	2,304	2,351
Series 2018-FG-H15, REMIC, 2.27%, (1Y USD LIBOR + 0.15%), 08/20/68 (d)	3,080	3,024
		14,919
Sovereign 0.7%
Buenos Aires City S.A.
36.95%, (BADLAR + 5.00%), 01/23/22, ARS (d)	440	4
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (g)	5,100	1,666
6.15%, 08/12/32, PEN	16,600	5,363
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	191
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (g)	1,900	2,038
Presidencia De La Nacion
36.86%, (BADLAR + 2.00%), 04/03/22, ARS (d)	15,030	133
42.78%, (BADLAR), 10/04/22, ARS (d)	500	6
		9,401
Commercial Mortgage-Backed Securities 0.5%
Government National Mortgage Association
Series 2019-FE-20, 0.59%, (1M USD LIBOR + 0.40%), 02/20/49 (d)	6,735	6,744
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.75%, 12/31/24	1,070	1,141
Municipal 0.0%
Tobacco Settlement Finance Authority of West Virginia
7.47%, 06/01/47	260	262
Total Government And Agency Obligations (cost $1,658,041)		1,696,412
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.0%
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 0.38%, (1M USD LIBOR + 0.20%), 03/25/37 (d)	422	257
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (d) (g)	475	529
AlbaCore EURO CLO I DAC
Series A-1A, 0.00%, (3M EURIBOR + 1.58%), 07/18/31, EUR (d)	700	786
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	134	110
Series 2006-A1-HY11, REMIC, 0.30%, (1M USD LIBOR + 0.12%), 06/25/36 (d)	496	441
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,973	1,972
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	419	418
	Shares/Par[1]	Value ($)
AREIT Trust
Series 2020-A-CRE4, 2.81%, (1M USD LIBOR + 2.62%), 12/15/22 (d)	2,300	2,304
Atrium XII LLC
Series AR-12A, 1.93%, (3M USD LIBOR + 0.83%), 04/22/27 (d)	1,884	1,868
Babson Euro CLO
Series 2015-A1R-1A, 0.66%, (3M EURIBOR + 0.82%), 10/25/29, EUR (d) (g)	575	640
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 3.23%, 06/25/35 (d)	32	31
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (h)	161	161
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 4.87%, 03/26/37 (d)	530	537
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 3.23%, 01/25/36 (d)	232	220
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 3.35%, 08/25/36 (d)	133	105
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 4.08%, 05/25/33 (d)	12	12
Series 2003-2A1-9, REMIC, 3.89%, 02/25/34 (d)	66	65
Series 2004-22A1-9, REMIC, 4.33%, 11/25/34 (d)	74	73
Series 2004-22A1-10, REMIC, 4.38%, 01/25/35 (d)	64	65
Series 2005-2A1-1, REMIC, 3.75%, 03/25/35 (d)	140	130
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 1.18%, (1M USD LIBOR + 1.00%), 08/25/37 (d)	194	188
Series 2005-M2-HE12, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 12/25/35 (d)	121	119
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 4.25%, 12/26/46 (d)	329	286
Benefit Street Partners CLO VII, Ltd.
Series 2015-A1AR-VIIA, 1.92%, (3M USD LIBOR + 0.78%), 07/19/27 (d)	841	835
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3M EURIBOR + 0.65%), 10/03/29, EUR (d) (g)	1,612	1,805
Series 2015-A2R-1A, 2.49%, (3M USD LIBOR + 1.05%), 10/03/29 (d) (g)	1,048	1,040
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2015-AA1R-2A, 0.73%, (3M EURIBOR + 0.73%), 09/21/29, EUR (d) (g)	232	259
Catamaran CLO Ltd
Series 2013-AR-1A, 1.84%, (3M USD LIBOR + 0.85%), 01/27/28 (d) (g)	3,969	3,903
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 3.74%, 02/25/37 (d)	15	14
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	1,190	993
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 1.68%, (1M USD LIBOR + 1.50%), 02/25/23 (d)	1,900	1,753
Series 2007-1A-1, REMIC, 1.53%, (1M USD LIBOR + 1.35%), 08/25/24 (d)	2,538	2,473
Series 2007-2A3-1, REMIC, 1.73%, (1M USD LIBOR + 1.45%), 09/25/24 (d)	100	97
Citigtoup Mortgage Loan Trust
Series 2019-A1-B, 3.26%, 04/25/66 (d)	366	360
Series 2005-2A2B-3, REMIC, 3.98%, 08/25/35 (d)	69	53
Series 2005-A2-6, REMIC, 2.32%, (12M US Federal Reserve Cumulative Average CMT + 2.15%), 09/25/35 (d)	13	13
Series 2005-A1-6, REMIC, 3.85%, (12M US Federal Reserve Cumulative Average CMT + 2.10%), 09/25/35 (d)	12	12
Series 2007-A3A-AMC2, REMIC, 0.26%, (1M USD LIBOR + 0.08%), 01/25/37 (d)	62	48

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

286

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2007-22AA-10, REMIC, 3.93%, 09/25/37 (d)	531	470
Series 2007-A3A-AHL3, REMIC, 0.24%, (1M USD LIBOR + 0.06%), 08/25/45 (d)	132	101
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	11	11
Series 2005-M3-HE4, REMIC, 0.87%, (1M USD LIBOR + 0.46%), 10/25/35 (d)	3,422	2,933
Series 2006-A1-AMC1, REMIC, 0.33%, (1M USD LIBOR + 0.15%), 09/25/36 (d)	1,425	1,306
Series 2007-1A1A-AR4, REMIC, 4.00%, 03/25/37 (d)	2,030	1,849
Series 2015-1A1-2, REMIC, 0.38%, (1M USD LIBOR + 0.20%), 06/25/47 (d)	1,073	1,055
College Loan Corporation
Series 2007-A1-2, 1.24%, (3M USD LIBOR + 0.25%), 01/25/24 (d)	800	739
CoreVest American Finance Trust
Series 2017-A-1, 2.97%, 07/15/22	531	540
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.54%, 04/25/22	277	274
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A3-CB6, 0.40%, (1M USD LIBOR + 0.22%), 07/25/37 (d)	3,010	2,269
Series 2007-A1-CB6, REMIC, 0.30%, (1M USD LIBOR + 0.12%), 07/25/37 (d)	103	76
Series 2005-M4-CB3, REMIC, 1.23%, (1M USD LIBOR + 1.05%), 08/25/34 (d)	205	183
CSMC
Series 2015-5A2-3R, REMIC, 0.64%, 09/29/36 (d)	2,455	2,265
Series 2015-2A2-12R, REMIC, 0.99%, 12/03/37 (d)	2,300	1,904
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (d)	702	286
CSMC Trust
Series 2019-A1-RPL9, 3.11%, 10/25/59 (d)	2,628	2,547
CVP Cascade CLO-1 Ltd
Series 2013-A1R-CLO1, 2.33%, (3M USD LIBOR + 1.15%), 01/16/26 (d)	99	99
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 0.37%, (1M USD LIBOR + 0.19%), 02/25/36 (d)	4,132	3,692
Series 2007-1A1-12, REMIC, 0.92%, (1M USD LIBOR + 0.74%), 06/25/37 (d) (h)	143	130
CWABS, Inc.
Series 2005-MV3-11, REMIC, 0.71%, (1M USD LIBOR + 0.53%), 01/25/36 (d)	4,047	3,925
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 3.43%, 08/25/34 (d)	51	50
Series 2004-5A-HYB7, REMIC, 4.01%, 11/20/34 (d)	13	13
Series 2004-2A1-HYB5, REMIC, 4.12%, 04/20/35 (d)	32	32
Eurosail PLC
Series 2007-A3A-3X, 1.14%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (d) (f)	1,060	1,301
Series 2007-A3C-3A, 1.14%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (d) (g)	365	448
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 0.49%, (1M USD LIBOR + 0.31%), 07/25/36 (d)	2,871	2,570
Series 2006-A2-FF17, REMIC, 0.30%, (1M USD LIBOR + 0.12%), 12/25/36 (d) (h)	7,634	6,275
First NLC Trust
Series 2007-A1-1, REMIC, 0.25%, (1M USD LIBOR + 0.07%), 08/25/37 (d)	259	153
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 0.31%, (3M GBP LIBOR + 0.15%), 06/18/38, GBP (d) (f)	71	86
Series 2007-A2A-1, 0.29%, (3M GBP LIBOR + 0.13%), 03/18/39, GBP (d) (f)	92	111
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 0.35%, (1M USD LIBOR + 0.18%), 09/25/46 (d)	409	364
	Shares/Par[1]	Value ($)
Grifonas Finance No.1 PLC
Series 1-A, 0.00%, (6M EURIBOR + 0.28%), 08/28/39, EUR (d) (f)	674	679
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.22%, 03/25/46 (h)	369	276
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20	1,097	1,099
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 4.27%, 01/25/35 (d)	41	41
Halcyon Loan Advisors Funding Ltd
Series 2015-AR-1A, 2.06%, (3M USD LIBOR + 0.92%), 04/20/27 (d)	887	879
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 3.67%, 04/19/34 (d)	107	103
HarborView Mortgage Loan Trust
Series 2007-A1A-5, REMIC, 0.38%, (1M USD LIBOR + 0.19%), 09/19/37 (d) (h)	29	25
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.12%, (US SONIA + 1.05%), 05/25/53, GBP (d) (g)	6,555	8,120
Home Equity Asset Trust
Series 2004-M1-2, REMIC, 0.98%, (1M USD LIBOR + 0.80%), 07/25/34 (d) (h)	148	141
Series 2005-M2-8, REMIC, 0.62%, (1M USD LIBOR + 0.45%), 02/25/36 (d) (h)	1,700	1,540
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 0.84%, (1M USD LIBOR + 0.66%), 10/25/35 (d)	127	123
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	16	17
Series 2005-4A1-AR1, REMIC, 3.63%, 03/25/35 (d)	131	129
Series 2005-2A1-AR1, REMIC, 3.96%, 11/25/35 (d)	39	38
Series 2005-A1-16IP, REMIC, 0.82%, (1M USD LIBOR + 0.64%), 07/25/45 (d)	113	95
J.P. Morgan Mortgage Acquisition Trust
Series 2006-AV5-CH2, REMIC, 0.39%, (1M USD LIBOR + 0.21%), 10/25/36 (d) (h)	82	76
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 4.15%, 07/25/35 (d)	59	59
Series 2005-7A1-A6, REMIC, 4.19%, 08/25/35 (d)	102	96
Series 2005-2A1-A6, REMIC, 4.47%, 08/25/35 (d)	77	76
Series 2005-4A1-A6, REMIC, 3.98%, 09/25/35 (d)	11	10
Series 2008-1A1-R2, REMIC, 3.34%, 07/27/37 (d)	324	327
Jamestown CLO Ltd
Series 2014-A1AR-4A, 1.91%, (3M USD LIBOR + 0.69%), 07/15/26 (d)	650	648
Jamestown CLO V Ltd
Series 2014-AR-5A, 2.35%, (3M USD LIBOR + 1.22%), 01/19/27 (d)	2,484	2,475
Jubilee CLO BV
Series 2015-AR-15A, 0.59%, (3M EURIBOR + 0.84%), 07/12/28, EUR (d) (g)	1,000	1,111
Series 2015-A1R-16A, 0.44%, (3M EURIBOR + 0.80%), 12/15/29, EUR (d) (g)	1,840	2,042
KVK CLO Ltd
Series 2013-AR-1A, 2.21%, (3M USD LIBOR + 0.90%), 01/14/28 (d) (g)	460	455
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (h)	700	712
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 0.43%, (1M USD LIBOR + 0.25%), 08/25/47 (d)	1,018	944
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.31%, (1M USD LIBOR + 1.13%), 10/15/23 (d)	2,700	2,627
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, 0.30%, (1M USD LIBOR + 0.12%), 08/25/36 (d)	493	231

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

287

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Mackay Shields Euro CLO-2 DAC
Series A-2A, 0.00%, 08/15/33, EUR (d) (g)	600	674
Man GLG Euro CLO II Designated Activity Company
Series A1R-2A, 0.87%, (3M EURIBOR + 0.87%), 01/15/30, EUR (d) (g)	800	889
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.24%, (3M USD LIBOR + 0.87%), 11/22/27 (d)	1,325	1,296
Marlette Funding Trust
Series 2019-A-3A, 2.69%, 09/17/29	346	348
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 3.39%, 12/25/33 (d)	183	170
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 10/25/35 (d)	66	64
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 3.71%, 02/25/34 (d)	93	89
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 3.36%, 02/25/33 (d)	62	58
Mill City Mortgage Loan Trust
Series 2019-A1-GS2, 2.75%, 08/25/59 (d)	622	647
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE6, REMIC, 0.24%, (1M USD LIBOR + 0.06%), 05/25/37 (d)	56	47
Series 2004-M3-NC7, REMIC, 1.16%, (1M USD LIBOR + 0.98%), 07/25/34 (d)	432	380
Series 2005-M2-HE2, REMIC, 0.84%, (1M USD LIBOR + 0.66%), 01/25/35 (d)	1,338	1,235
Series 2005-M3-HE5, REMIC, 0.86%, (1M USD LIBOR + 0.68%), 09/25/35 (d) (h)	1,439	1,241
MortgageIT Trust
Series 2004-M2-2, REMIC, 1.19%, (1M USD LIBOR + 1.01%), 12/25/34 (d)	313	289
Navient Funding, LLC
Series 2004-A5-2, 0.02%, (3M EURIBOR + 0.18%), 01/25/24, EUR (d) (f)	274	307
Series 2003-A5-5, 0.00%, (3M EURIBOR + 0.27%), 06/17/24, EUR (d)	184	205
Series 2004-A6B-3A, 1.54%, (3M USD LIBOR + 0.55%), 10/25/39 (d)	2,685	2,530
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 0.70%, (1M USD LIBOR + 0.45%), 10/07/20 (d)	379	377
Series 2010-2A-R3, REMIC, 0.81%, (1M USD LIBOR + 0.56%), 12/08/20 (d)	1,536	1,528
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 0.95%, (1M USD LIBOR + 0.77%), 02/25/35 (d)	343	318
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59	3,051	3,165
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 0.95%, (1M USD LIBOR + 0.77%), 05/25/35 (d)	2,735	2,364
OCP CLO Ltd
Series 2015-A1R-8A, 1.98%, (3M USD LIBOR + 0.85%), 04/17/27 (d)	499	496
Series 2015-A1R-9A, 2.02%, (3M USD LIBOR + 0.80%), 07/15/27 (d) (g)	1,466	1,456
Series 2015-A1R-10A, 1.81%, (3M USD LIBOR + 0.82%), 10/26/27 (d) (g)	1,553	1,540
Penta CLO 2 B.V.
Series 2015-AR-2A, 0.79%, (3M EURIBOR + 0.79%), 08/04/28, EUR (d) (g)	754	843
RALI Series Trust
Series 2007-A-QH8, REMIC, 2.62%, 10/25/37 (d)	804	700
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 1.05%, (1M USD LIBOR + 0.87%), 02/25/34 (d)	512	462
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 0.81%, (1M USD LIBOR + 0.63%), 12/25/35 (d)	500	478
Series 2006-M1-KS3, REMIC, 0.68%, (1M USD LIBOR + 0.33%), 04/25/36 (d)	1,000	946
Series 2006-A4-EMX4, REMIC, 0.64%, (1M USD LIBOR + 0.46%), 06/25/36 (d)	4,932	4,455
	Shares/Par[1]	Value ($)
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	219	137
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 0.49%, (1M USD LIBOR + 0.31%), 08/25/24 (d)	713	648
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 0.33%, (1M USD LIBOR + 0.15%), 07/25/36 (d)	456	228
Series 2006-A2C-HE1, REMIC, 0.34%, (1M USD LIBOR + 0.16%), 07/25/36 (d) (h)	3,104	1,451
SLM Private Education Loan Trust
Series 2011-A3-B, 2.43%, (1M USD LIBOR + 2.25%), 06/16/42 (d)	336	337
SLM Student Loan Trust
Series 2008-A-9, 2.49%, (3M USD LIBOR + 1.50%), 04/25/23 (d)	1,105	1,081
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 0.38%, (1M USD LIBOR + 0.20%), 06/25/37 (d)	1,971	1,550
SpringCastle Funding Asset-Backed Notes
Series 2019-A-AA, 3.20%, 05/25/26	3,554	3,542
Stanwich Mortgage Loan Co LLC
Series 2019-A1-NPB1, REMIC, 3.38%, 08/15/22 (h)	238	237
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 0.85%, (1M USD LIBOR + 0.66%), 10/19/34 (d)	12	11
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 3.77%, 02/25/34 (d)	156	153
Symphony CLO XIV Ltd
Series 2014-AR-14A, 2.26%, (3M USD LIBOR + 0.95%), 07/14/26 (d)	949	940
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (h)	473	37
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 2.09%, (3M USD LIBOR + 0.87%), 10/15/27 (d)	193	192
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 3.65%, 04/25/45 (d)	110	108
Series 2006-A2B-4, REMIC, 3.94%, 07/25/36 (d)	132	120
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.68%, (3M GBP LIBOR + 1.03%), 10/20/51, GBP (d) (f)	5,713	7,084
Towd Point Mortgage Trust
Series 2019-A1A-HY3, 1.18%, (1M USD LIBOR + 1.00%), 07/25/27 (d)	1,591	1,580
Tralee CLO III, LLC
Series 2014-AR-3A, 2.17%, (3M USD LIBOR + 1.03%), 10/20/27 (d)	1,899	1,880
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	181	193
Venture XX CLO Ltd
Series 2015-AR-20A, 2.04%, (3M USD LIBOR + 0.82%), 04/15/27 (d) (g)	3,832	3,792
Venture XXI CLO Ltd
Series 2015-AR-21A, 2.10%, (3M USD LIBOR + 0.88%), 07/15/27 (d)	1,924	1,900
Voya CLO Ltd
Series 2014-A1R-3A, 1.71%, (3M USD LIBOR + 0.72%), 07/27/26 (d) (g)	1,411	1,403
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 3.74%, 06/25/33 (d)	77	75
Series 2003-2A-AR9, REMIC, 4.35%, 09/25/33 (d)	70	69
Series 2005-3A1-AR10, REMIC, 2.37%, 08/25/35 (d)	7	7
Series 2005-2A1-AR14, REMIC, 3.77%, 12/25/35 (d)	88	87
Series 2006-1A-AR9, REMIC, 2.50%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 08/25/46 (d)	1,639	1,533
Series 2007-1A-OA4, REMIC, 2.27%, (12M US Federal Reserve Cumulative Average CMT + 0.77%), 05/25/47 (d)	251	221
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 3.53%, 03/25/33 (d)	35	34

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

288

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Wind River CLO I Ltd
Series 2012-AR2-1A, 2.10%, (3M USD LIBOR + 0.88%), 01/15/26 (d)	428	427
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 2.13%, (3M USD LIBOR + 0.95%), 07/16/27 (d) (g)	2,930	2,884
Total Non-U.S. Government Agency Asset-Backed Securities (cost $155,873)		151,764
CORPORATE BONDS AND NOTES 5.6%
Financials 3.3%
AerCap Ireland Limited
4.63%, 10/30/20	400	401
Ally Financial Inc.
4.25%, 04/15/21	50	51
Avolon Holdings Funding Limited
5.50%, 01/15/23 (g)	100	94
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (callable at 100 beginning 09/24/23), EUR (f) (i)	200	218
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (f) (i)	100	107
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (i)	1,160	1,185
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (f) (i)	1,200	1,385
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	4,142
Daimler Finance North America LLC
3.75%, 11/05/21 (g)	800	813
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	7,184
Diamond Finance International Limited
4.42%, 06/15/21 (g)	4,200	4,316
Ford Motor Credit Company LLC
0.99%, (3M USD LIBOR + 0.43%), 11/02/20 (d)	600	590
3.55%, 10/07/22	1,600	1,539
Imperial Brands Finance PLC
2.95%, 07/21/20 (g)	1,200	1,201
JT International Financial Services B.V.
3.50%, 09/28/23 (f)	200	214
Lloyds Banking Group PLC
4.95%, (callable at 100 beginning 06/27/25), EUR (f) (i)	600	653
1.11%, (3M USD LIBOR + 0.80%), 06/21/21 (d)	2,600	2,611
Mitsubishi UFJ Financial Group Inc
2.23%, (3M USD LIBOR + 1.88%), 03/01/21 (d)	605	611
Mitsubishi UFJ Lease & Finance Company Limited
3.41%, 02/28/22 (g)	400	413
2.65%, 09/19/22 (g)	200	205
3.96%, 09/19/23 (g)	400	430
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (i) (j)	1,000	1,004
Navient Corporation
5.88%, 03/25/21	200	197
Petrobras Global Finance B.V.
6.13%, 01/17/22	247	258
5.09%, 01/15/30 (g)	4,043	4,026
Syngenta Finance N.V.
3.93%, 04/23/21 (g)	400	403
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (i) (j)	200	208
1.85%, (3M USD LIBOR + 1.55%), 06/25/24 (d)	2,000	1,996
4.52%, 06/25/24 (d) (j)	1,300	1,412
UniCredit S.p.A.
7.83%, 12/04/23 (g)	6,750	7,733
		45,600
Industrials 0.6%
Central Nippon Expressway Company Limited
2.85%, 03/03/22 (f)	200	205
General Electric Capital Corporation
3.10%, 01/09/23	2,300	2,405
	Shares/Par[1]	Value ($)
International Lease Finance Corporation
8.25%, 12/15/20	500	510
Komatsu Finance America Inc.
2.44%, 09/11/22 (f)	400	409
Park Aerospace Holdings Limited
5.25%, 08/15/22 (g)	600	562
4.50%, 03/15/23 (g)	200	183
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (g)	100	103
Textron Inc.
1.00%, (3M USD LIBOR + 0.55%), 11/10/20 (d)	3,610	3,599
		7,976
Consumer Discretionary 0.5%
McDonald's Corporation
1.32%, (3M USD LIBOR + 0.43%), 10/28/21 (d)	5,200	5,209
Nissan Motor Acceptance Corporation
3.15%, 03/15/21 (g)	100	100
1.90%, 09/14/21 (g)	200	196
2.80%, 01/13/22 (g) (k)	1,900	1,871
		7,376
Information Technology 0.4%
Equifax Inc.
3.60%, 08/15/21	900	925
Microchip Technology Incorporated
3.92%, 06/01/21	3,400	3,465
NXP B.V.
4.13%, 06/01/21 (g)	400	411
VMware, Inc.
3.90%, 08/21/27	200	212
		5,013
Consumer Staples 0.4%
Campbell Soup Company
3.30%, 03/15/21	300	305
Danone
2.08%, 11/02/21 (g)	2,500	2,543
Pernod Ricard
5.75%, 04/07/21 (g)	1,744	1,812
		4,660
Communication Services 0.3%
AT&T Inc.
5.15%, 02/15/50	1,500	1,924
5.30%, 08/15/58	500	642
CC Holdings GS V LLC
3.85%, 04/15/23	200	216
Discovery Communications, LLC
2.95%, 03/20/23	53	56
Sprint Communications, Inc.
7.00%, 08/15/20	700	704
Sprint Spectrum Co LLC
3.36%, 09/20/21 (g)	313	317
		3,859
Utilities 0.1%
Enel Finance International N.V.
4.25%, 09/14/23 (g)	400	435
Eversource Energy
2.90%, 10/01/24	100	107
Sempra Energy
0.76%, (3M USD LIBOR + 0.45%), 03/15/21 (d)	800	801
Southern California Edison Company
3.88%, 06/01/21	200	205
		1,548
Real Estate 0.0%
Akelius Residential Property Ab (Publ)
3.38%, 09/23/20, EUR (f)	100	113
Crown Castle International Corp.
3.15%, 07/15/23	200	213
		326
Energy 0.0%
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (g)	200	205

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

289

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
YPF Sociedad Anónima
52.99%, (BADLAR + 6.00%), 03/04/21, ARS (d)	13,370	120
		325
Health Care 0.0%
Community Health Systems, Inc.
6.25%, 03/31/23	200	188
Total Corporate Bonds And Notes (cost $74,611)		76,871
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company - Series L, 7.50% (i) (j)	1	649
Total Preferred Stocks (cost $500)		649
SHORT TERM INVESTMENTS 1.6%
Discount Notes 1.1%
Federal Home Loan Banks Office of Finance
0.08%, 07/09/20 (l) (m)	8,100	8,100
0.16%, 07/17/20 (l) (m)	6,500	6,500
		14,600
Treasury Securities 0.5%
Presidência Da República Federativa Do Brasil
3.30%, 07/01/20, BRL (l)	32,167	5,915
Presidencia De La Nacion
117.30%, 08/27/20, ARS (l)	2,634	32
36.63%, (BADLAR + 2.00%), 08/28/20, ARS (d) (l)	27,489	240
28.50%, 09/11/20, ARS (l)	8,500	75
24.37%, (BADLAR + 4.00%), 09/18/20, ARS (d) (l)	16,100	140
132.35%, 10/29/20, ARS (l)	2,309	34
		6,436
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.54%, 08/13/20 (b) (l)	140	140
0.11%, 08/27/20 (b) (l)	42	42
		182
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (n) (o)	103	103
Total Short Term Investments (cost $23,216)		21,321
Total Investments 141.6% (cost $1,912,241)		1,947,017
Total Forward Sales Commitments(0.1)% (proceeds $1,457)		(1,456)
Total Purchased Options0.0% (cost $21)		1
Other Derivative Instruments0.0%		589
Other Assets and Liabilities, Net (41.5)%		(571,534)
Total Net Assets 100.0%		1,374,617

(a)  Treasury inflation indexed note, par amount is adjusted for inflation.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $1,241,230.

(d)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e)  Treasury inflation indexed note, par amount is not adjusted for inflation.

(f)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

Shares/Par[1]	Value ($)

(g)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $65,909 and 4.8% of the Fund.

(h)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(i)  Perpetual security. Next contractual call date presented, if applicable.

(j)  Convertible security.

(k)  All or a portion of the security was on loan as of June 30, 2020.

(l)   The coupon rate represents the yield to maturity.

(m)  The security is a direct debt of the agency and not collateralized by mortgages.

(n)  Investment in affiliate.

(o)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
U.S. Treasury Inflation Indexed Securities (0.1%)
Treasury, United States Department of
0.13%, 04/15/21 (a)	(1,450)	(1,456)
Total Government And Agency Obligations (proceeds $1,457)		(1,456)
Total Forward Sales Commitments (0.1%) (proceeds $1,457)		(1,456)

(a)  Treasury inflation indexed note, par amount is adjusted for inflation.

JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 94.6%
Information Technology 14.0%
Almonde, Inc.
2019 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (a)	522	455
USD 1st Lien Term Loan, 4.50%, (6M LIBOR + 3.50%), 04/26/24 (a)	2,807	2,447
USD 1st Lien Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (a)	574	500
USD 2nd Lien Term Loan , 8.25%, (6M LIBOR + 7.25%), 04/27/25 (a)	950	818
AppLovin Corporation
Term Loan B3, 3.68%, (1M LIBOR + 3.50%), 07/13/26 (a)	4,339	4,202
Avast Software B.V.
Term Loan B, 3.25%, (3M LIBOR + 2.25%), 09/30/23 (a)	781	766
AVSC Holding Corp.
Term Loan B, 4.25%, (6M LIBOR + 3.25%), 02/23/25 (a)	1,484	1,061
Term Loan B, 4.25%, (3M LIBOR + 3.25%), 02/23/25 (a)	60	43
Term Loan B, 4.25%, (1M LIBOR + 3.25%), 02/23/25 (a)	1,477	1,056
Banff Merger Sub Inc
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 06/30/25 (a)	3,920	3,700
Blackhawk Network Holdings, Inc
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 05/31/25 (a)	2,018	1,853
Brave Parent Holdings, Inc.
Term Loan B, 4.18%, (1M LIBOR + 4.00%), 04/17/25 (a)	2,211	2,128
Cabot Microelectronics Corporation
Term Loan B, 2.19%, (1M LIBOR + 2.00%), 11/14/25 (a)	2,719	2,630
Cardtronics USA, Inc.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 06/25/27 (a) (b) (c)	1,194	1,170
Castle US Holding Corporation
Term Loan, 4.06%, (3M LIBOR + 3.75%), 02/28/27 (a)	1,036	943
CommScope, Inc.
2020 USD Spinco Term Loan, 3.43%, (1M LIBOR + 3.25%), 02/07/26 (a)	3,887	3,674
Cornerstone OnDemand, Inc.
2020 Term Loan B, 5.35%, (3M LIBOR + 4.25%), 04/22/27 (a)	2,775	2,728

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

290

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
DCert Buyer, Inc.
2020 Term Loan B, 4.18%, (1M LIBOR + 4.00%), 07/31/26 (a)	3,030	2,921
Dell International L.L.C.
2020 Term Loan B, 2.75%, (1M LIBOR + 2.00%), 09/11/25 (a)	7,405	7,204
Dynatrace LLC
2020 DIP Term Loan, 2.43%, (1M LIBOR + 2.25%), 08/08/25 (a)	1,434	1,389
Entegris, Inc.
2019 Term Loan B1, 2.18%, (3M LIBOR + 2.00%), 11/05/25 (a)	919	901
Eta Australia Holdings III Pty Ltd
2019 Term Loan B, 4.18%, (1M LIBOR + 4.00%), 03/08/26 (a)	1,861	1,767
EVO Payments International LLC
2019 Term Loan B, 3.44%, (1M LIBOR + 3.25%), 12/22/23 (a)	2,903	2,820
Global Tel*Link Corporation
2018 USD Term Loan B, 4.43%, (1M LIBOR + 4.25%), 11/29/25 (a)	1,085	932
2018 USD Term Loan B, 8.43%, (1M LIBOR + 8.25%), 11/29/26 (a)	1,000	755
GlobalLogic Holdings Inc.
2018 USD Term Loan B, 2.93%, (1M LIBOR + 2.75%), 07/27/25 (a)	3,128	2,970
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/15/24 (a)	3,889	3,737
II-VI Incorporated
2018 Term Loan B, 3.61%, (3M LIBOR + 3.50%), 06/28/26 (a)	4,667	4,527
IRI Holdings, Inc.
2018 Term Loan B, 4.61%, (3M LIBOR + 4.25%), 11/06/25 (a)	2,408	2,281
MA FinanceCo., LLC
2018 1st Lien Term Loan, 2.68%, (1M LIBOR + 2.50%), 04/19/24 (a)	550	511
McAfee, LLC
2018 1st Lien Term Loan, 3.93%, (1M LIBOR + 3.75%), 09/30/24 (a)	4,323	4,200
MH Sub I, LLC
2018 1st Lien Term Loan, 4.57%, (6M LIBOR + 3.75%), 08/09/24 (a)	2,973	2,856
MKS Instruments, Inc.
2018 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/01/26 (a)	3,373	3,222
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.68%, (1M LIBOR + 4.50%), 07/13/25 (a)	3,953	3,214
NCR Corporation
2017 USD Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/12/25 (a)	4,172	4,021
NeuStar, Inc.
2017 Term Loan B4, 4.50%, (3M LIBOR + 3.50%), 08/08/24 (a)	3,713	3,389
ON Semiconductor Corporation
2017 Term Loan B, 2.18%, (1M LIBOR + 2.00%), 09/13/26 (a)	4,472	4,282
Presidio, Inc.
2017 Term Loan, 4.27%, (3M LIBOR + 3.50%), 12/19/26 (a)	456	439
Rackspace Hosting, Inc.
2017 Incremental Term Loan B, 4.00%, (3M LIBOR + 3.00%), 11/03/23 (a)	1,694	1,612
Radiate Holdco, LLC
2017 Incremental Term Loan B, 3.75%, (1M LIBOR + 3.00%), 12/09/23 (a)	4,322	4,117
Refinitiv US Holdings Inc.
2017 2nd Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 09/12/25 (a)	5,969	5,825
Rocket Software, Inc.
2017 1st Lien Term Loan, 4.43%, (1M LIBOR + 4.25%), 11/20/25 (a)	2,367	2,263
Science Applications International Corporation
2017 1st Lien Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/05/27 (a)	1,894	1,840
	Shares/Par[1]	Value ($)
Seattle Spinco, Inc.
2016 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/19/24 (a)	3,713	3,453
Severin Acquisition, LLC
2016 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 06/15/25 (a)	3,649	3,494
Sirius Computer Solutions, Inc.
2015 Term Loan B, 3.68%, (1M LIBOR + 3.50%), 07/01/26 (a)	3,782	3,659
Solera, LLC
1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 03/03/23 (a)	2,009	1,935
Sophia, L.P.
1st Lien Term Loan, 4.25%, (3M LIBOR + 3.25%), 09/30/22 (a)	4,352	4,243
SS&C Technologies Holdings Europe S.A.R.L.
1st Lien Term Loan, 0.00%, (1M LIBOR + 1.75%), 02/27/25 (a) (c)	393	376
1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/27/25 (a)	1,591	1,520
SS&C Technologies Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 1.75%), 02/27/25 (a) (c)	572	546
1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/27/25 (a)	2,264	2,163
SurveyMonkey Inc.
2018 Term Loan B, 3.86%, (3M LIBOR + 3.75%), 10/10/25 (a)	2,035	1,954
Tech Data Corp
ABL FILO Term Loan, 0.00%, (3M LIBOR + 5.50%), 06/30/25 (a) (c)	1,416	1,359
ABL Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/30/25 (a) (c)	5,825	5,765
TriTech Software Systems
Repriced Term Loan B6, 3.93%, (1M LIBOR + 3.75%), 08/16/25 (a)	2,763	2,412
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.38%, (3M LIBOR + 4.00%), 08/09/25 (a)	3,108	2,581
Vertafore, Inc.
2018 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 06/04/25 (a)	1,995	1,876
Western Digital Corporation
2018 Term Loan B4, 1.92%, (3M LIBOR + 1.75%), 04/29/23 (a)	5,359	5,203
WEX Inc.
Term Loan B3, 2.43%, (1M LIBOR + 2.25%), 05/17/26 (a)	4,617	4,413
Xperi Corporation
2020 Term Loan B, 4.17%, (3M LIBOR + 4.00%), 06/01/25 (a)	1,913	1,813
		152,934
Consumer Discretionary 13.8%
1011778 B.C. Unlimited Liability Company
USD Term Loan N, 1.93%, (1M LIBOR + 1.75%), 11/14/26 (a)	4,338	4,104
24 Hour Fitness Worldwide, Inc.
USD Term Loan N, 4.95%, (3M LIBOR + 3.50%), 05/30/25 (a)	3,937	978
Adient US LLC
USD Term Loan B16, 4.18%, (1M LIBOR + 4.00%), 05/03/24 (a)	2,775	2,658
USD Term Loan B11, 4.47%, (3M LIBOR + 4.00%), 05/03/24 (a)	937	898
Allied Universal Holdco LLC
USD Incremental Term Loan B, 4.43%, (1M LIBOR + 4.25%), 06/18/26 (a)	3,393	3,290
Alterra Mountain Company
USD 2019 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 06/28/24 (a)	3,067	2,883
American Axle and Manufacturing, Inc.
Term Loan Y, 3.00%, (1M LIBOR + 2.25%), 03/10/24 (a)	2,950	2,795
Aramark Services, Inc.
Term Loan B2B, 1.93%, (1M LIBOR + 1.75%), 12/04/26 (a)	4,419	4,151

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

291

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Aristocrat Leisure Limited
Term Loan B1, 4.75%, (3M LIBOR + 3.75%), 10/19/24 (a)	3,345	3,312
Bass Pro Group, LLC
Term Loan B, 6.07%, (1M LIBOR + 5.00%), 11/15/23 (a)	2,968	2,848
Bombardier Recreational Products, Inc.
Term Loan B, 2.18%, (1M LIBOR + 2.00%), 05/24/27 (a)	3,366	3,187
Boyd Gaming Corporation
Term Loan B, 2.36%, (3M LIBOR + 2.25%), 09/15/23 (a)	3,503	3,285
Caesars Entertainment Operating Company
Exit Term Loan, 2.18%, (1M LIBOR + 2.00%), 04/03/24 (a)	3,352	3,334
Caesars Resort Collection, LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/23/24 (a)	3,370	2,988
Callaway Golf Company
Term Loan, 4.68%, (1M LIBOR + 4.50%), 12/31/25 (a)	2,800	2,761
CityCenter Holdings, LLC
2020 USD Term Loan B, 3.00%, (1M LIBOR + 2.25%), 04/14/24 (a)	3,986	3,616
Coinamatic Canada Inc.
2020 USD Term Loan, 4.25%, (1M LIBOR + 3.25%), 05/13/22 (a)	319	304
Core & Main LP
2020 Term Loan B, 3.75%, (6M LIBOR + 2.75%), 07/19/24 - 08/01/24 (a)	2,118	2,014
2020 Term Loan B, 3.75%, (3M LIBOR + 2.75%), 07/19/24 (a)	1,374	1,306
Creative Artists Agency, LLC
2020 Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/19/26 (a)	1,890	1,784
Dana Incorporated
2020 Term Loan B, 3.25%, (1M LIBOR + 2.25%), 02/27/26 (a)	3,101	2,985
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/01/24 (a)	4,176	3,965
DexKo Global Inc.
2018 USD Term Loan, 4.50%, (1M LIBOR + 3.50%), 07/24/24 (a)	1	1
Eldorado Resorts LLC
2019 Term Loan B5, 2.56%, (3M LIBOR + 2.25%), 03/15/24 (a)	470	466
2019 Term Loan B6, 2.56%, (3M LIBOR + 2.25%), 03/15/24 (a)	1,568	1,555
Equinox Holdings, Inc.
2019 Term Loan B1, 4.07%, (6M LIBOR + 3.00%), 03/08/24 (a)	1,073	823
Fitness International, LLC
2019 Term Loan B, 4.32%, (6M LIBOR + 3.25%), 04/13/25 (a)	2,447	1,519
Four Seasons Hotels Limited
2019 Term Loan, 2.18%, (1M LIBOR + 2.00%), 11/30/23 (a)	4,386	4,144
Golden Nugget, Inc.
2018 USD Term Loan, 3.25%, (1M LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	3,390	2,678
Hoya Midco, LLC
2018 Term Loan B, 4.57%, (6M LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	1,139	951
Inmar Holdings, Inc.
2018 Term Loan B, 5.07%, (3M LIBOR + 4.00%), 04/25/24 (a)	2,625	2,369
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 4.18%, (1M LIBOR + 4.00%), 05/21/25 (a)	2,917	2,632
International Textile Group, Inc
2018 Term Loan B, 6.43%, (3M LIBOR + 5.00%), 04/19/24 (a) (b)	1,282	705
IRB Holding Corp
2018 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 02/05/25 (a)	3,652	3,364
	Shares/Par[1]	Value ($)
Janus International Group, LLC
2018 Term Loan B, 4.06%, (3M LIBOR + 3.75%), 02/07/25 (a)	7	7
2018 Term Loan B, 4.11%, (6M LIBOR + 3.75%), 02/07/25 (a)	2,843	2,672
Jo-Ann Stores, Inc.
2016 Term Loan, 5.39%, (6M LIBOR + 5.00%), 09/29/23 (a)	1,964	1,185
Lifetime Brands, Inc.
2018 1st Lien Term Loan B, 3.86%, (1M LIBOR + 3.50%), 03/13/25 (a)	640	575
2018 1st Lien Term Loan B, 4.50%, (1M LIBOR + 3.50%), 03/13/25 (a)	1,601	1,438
Marriott Ownership Resorts, Inc.
2018 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 08/29/25 (a)	2,968	2,778
Michaels Stores, Inc.
2018 1st Lien Term Loan, 3.50%, (1M LIBOR + 2.50%), 01/01/23 (a)	1,205	1,100
2018 1st Lien Term Loan, 3.56%, (3M LIBOR + 2.50%), 01/01/23 (a)	719	656
2018 1st Lien Term Loan, 3.57%, (3M LIBOR + 2.50%), 01/01/23 (a)	699	638
Mileageplus
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.25%), 12/31/23 (a) (c)	2,293	2,275
Mohegan Tribal Gaming Authority
2018 1st Lien Term Loan, 5.38%, (3M LIBOR + 4.38%), 10/30/23 (a)	1,039	848
New Constellis Borrower LLC
2017 Term Loan B3, 11.00%, (1M LIBOR + 10.00%), 06/30/21 (a) (b)	213	209
2017 Term Loan B3, 8.50%, (1M LIBOR + 7.50%), 03/27/24 (a)	468	403
2017 Term Loan B3, 12.00%, (1M LIBOR + 11.00%), 03/27/25 (a)	328	53
Panther BF Aggregator 2 LP
2017 Term Loan B, 3.68%, (1M LIBOR + 3.50%), 03/13/26 (a)	3,028	2,876
PCI Gaming Authority
2017 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 05/15/26 (a)	1,916	1,820
Penn National Gaming, Inc.
2017 Term Loan B, 3.00%, (3M LIBOR + 2.25%), 08/15/25 (a)	3,782	3,516
Playa Resorts Holding B.V.
2017 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 04/07/24 (a)	2,751	2,309
ProQuest LLC
2017 Repriced Term Loan, 3.68%, (1M LIBOR + 3.50%), 10/16/26 (a)	2,589	2,496
Rodan & Fields, LLC
2017 1st Lien Term Loan, 4.19%, (1M LIBOR + 4.00%), 06/07/25 (a)	1,768	878
Scientific Games International, Inc.
2016 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/14/24 (a)	772	681
2016 Term Loan B, 3.06%, (3M LIBOR + 2.75%), 08/14/24 (a)	10	9
2017 1st Lien Term Loan, 3.61%, (6M LIBOR + 2.75%), 08/14/24 (a)	3,156	2,784
Serta Simmons Bedding, LLC
2016 1st Lien Term Loan, 4.52%, (3M LIBOR + 3.50%), 10/21/23 (a)	1,031	236
2016 1st Lien Term Loan, 4.64%, (3M LIBOR + 3.50%), 10/21/23 (a)	3,600	824
ServiceMaster Company, LLC (The)
2016 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 10/31/26 (a)	1,890	1,834
SIWF Holdings Inc.
2015 Term Loan B, 5.32%, (3M LIBOR + 4.25%), 05/25/25 (a)	3,408	3,169
Spin Holdco Inc.
1st Lien Term Loan, 4.25%, (3M LIBOR + 3.25%), 11/14/22 (a)	3,608	3,445
SRAM, LLC
1st Lien Term Loan, 3.75%, (6M LIBOR + 2.75%), 03/15/24 (a)	3,091	3,006

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

292

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
1st Lien Term Loan, 5.00%, (1M LIBOR + 2.75%), 03/15/24 (a)	81	79
Staples, Inc.
1st Lien Term Loan, 5.69%, (3M LIBOR + 5.00%), 04/05/26 (a)	1,504	1,289
Stars Group Holdings B.V. (The)
1st Lien Delayed Draw Term Loan, 3.81%, (3M LIBOR + 3.50%), 06/29/25 (a)	2,429	2,412
Station Casinos LLC
2020 Term Loan B, 2.50%, (1M LIBOR + 2.25%), 01/30/27 (a)	2,239	2,032
Tenneco, Inc.
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 10/01/25 (a)	3,359	2,895
TI Group Automotive Systems, L.L.C.
2015 USD Term Loan, 3.25%, (1M LIBOR + 2.50%), 06/25/22 (a)	2,690	2,589
Trader Corporation
2017 Term Loan B, 4.00%, (1M LIBOR + 3.00%), 09/28/23 (a)	2,610	2,512
TruGreen Limited Partnership
2019 Term Loan, 3.93%, (1M LIBOR + 3.75%), 03/19/26 (a)	1,861	1,801
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 4.25%, (1M LIBOR + 3.25%), 05/15/22 (a)	1,819	1,737
WestJet Airlines Ltd.
Term Loan B, 4.00%, (6M LIBOR + 3.00%), 07/31/26 (a)	1,096	876
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 08/19/23 (a)	2,959	2,813
WMG Acquisition Corp.
2018 Term Loan F, 2.30%, (1M LIBOR + 2.13%), 11/01/23 (a)	4,261	4,135
		150,543
Health Care 12.5%
Accelerated Health Systems, LLC
USD Term Loan B3, 3.68%, (1M LIBOR + 3.50%), 11/02/25 (a) (b)	3,090	2,921
ADMI Corp.
USD Term Loan B1, 2.93%, (1M LIBOR + 2.75%), 04/06/24 (a)	2,331	2,161
Agiliti Health, Inc
USD Term Loan B, 4.44%, (1M LIBOR + 3.00%), 10/18/25 (a)	2,012	1,941
Air Methods Corporation
USD Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/12/24 (a)	3,582	2,936
Aldevron, L.L.C.
USD Term Loan, 4.43%, (1M LIBOR + 4.25%), 09/20/26 (a)	2,971	2,922
Alliance Healthcare Services, Inc.
USD Term Loan, 5.50%, (1M LIBOR + 4.50%), 10/20/23 (a)	2,303	1,493
Alphabet Holding Company, Inc.
USD 2nd Lien Term Loan, 3.68%, (1M LIBOR + 3.50%), 08/15/24 (a)	2,357	2,213
Amneal Pharmaceuticals LLC
Term Loan B9, 3.69%, (1M LIBOR + 3.50%), 03/26/25 (a)	2,973	2,709
Athenahealth, Inc.
Term Loan B, 4.82%, (3M LIBOR + 4.50%), 01/25/26 (a)	3,571	3,452
ATI Holdings Acquisition, Inc.
2016 Term Loan, 4.57%, (3M LIBOR + 3.50%), 05/10/23 (a)	3,418	2,924
Auris Luxembourg III S.a.r.l.
Term Loan B, 3.93%, (1M LIBOR + 3.75%), 07/23/25 (a)	3,187	2,773
Bausch Health Companies Inc.
Term Loan B, 3.19%, (1M LIBOR + 3.00%), 05/19/25 (a)	4,436	4,305
Change Healthcare Holdings LLC
DIP Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/02/24 (a)	1,651	1,583
	Shares/Par[1]	Value ($)
Exit Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (a)	875	839
Exit Term Loan B, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (a)	1,074	1,030
New 1st Lien Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/03/24 (a)	1,627	1,559
CHG Healthcare Services Inc.
2nd Lien Term Loan, 4.07%, (3M LIBOR + 3.00%), 06/07/23 (a)	4,142	3,984
Da Vinci Purchaser Corp.
2020 Term Loan B, 5.24%, (6M LIBOR + 4.00%), 12/10/26 (a)	2,925	2,841
DaVita, Inc.
2020 Term Loan B, 1.93%, (1M LIBOR + 1.75%), 07/30/26 (a)	4,794	4,630
Elanco Animal Health Inc
2019 Term Loan D, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (a) (c)	3,610	3,436
Endo Luxembourg Finance Company I S.a r.l.
2019 Term Loan B2, 5.00%, (1M LIBOR + 4.25%), 04/12/24 (a)	3,531	3,328
Envision Healthcare Corporation
2019 Term Loan B1, 3.93%, (1M LIBOR + 3.75%), 09/27/25 (a)	3,187	2,079
ExamWorks Group, Inc.
2017 Term Loan, 4.32%, (3M LIBOR + 3.25%), 07/27/23 (a)	3,576	3,487
Gentiva Health Services, Inc.
2018 USD Term Loan B, 3.44%, (1M LIBOR + 3.25%), 07/02/25 (a)	4,441	4,291
Global Medical Response, Inc.
2018 USD Term Loan B, 4.25%, (3M LIBOR + 3.25%), 04/28/22 (a)	3,232	3,102
Grifols Worldwide Operations USA, Inc.
2018 Term Loan B5, 2.11%, (3M LIBOR + 2.00%), 11/15/27 (a)	5,122	4,922
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M LIBOR + 2.50%), 08/18/22 (a)	1,666	1,643
Kindred Healthcare LLC
2018 Term Loan B, 5.19%, (1M LIBOR + 5.00%), 06/21/25 (a)	2,751	2,627
MPH Acquisition Holdings LLC
2018 1st Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/07/23 (a)	3,603	3,418
National Mentor Holdings, Inc.
2017 USD Term Loan B1, 4.43%, (1M LIBOR + 4.25%), 03/09/26 (a)	3,574	3,438
2017 USD Term Loan B3, 4.43%, (3M LIBOR + 4.25%), 03/09/26 (a)	163	157
Ortho-Clinical Diagnostics SA
2017 Term Loan B, 3.43%, (1M LIBOR + 3.25%), 06/01/25 (a)	3,921	3,659
Parexel International Corporation
2017 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/06/24 (a)	2,824	2,670
Phoenix Guarantor Inc
2017 Term Loan B, 3.43%, (1M LIBOR + 3.25%), 03/05/26 (a)	4,175	4,008
Prestige Brands, Inc.
2017 Term Loan, 2.18%, (1M LIBOR + 2.00%), 01/20/24 (a)	3,331	3,267
Radiology Partners Inc
2017 Incremental 1st Lien Term Loan, 5.29%, (1Y LIBOR + 4.25%), 06/28/25 (a)	1,675	1,553
2017 2nd Lien Term Loan, 5.99%, (3M LIBOR + 4.25%), 06/28/25 (a)	1,954	1,811
RadNet, Inc.
2017 2nd Lien Term Loan, 4.75%, (6M LIBOR + 3.75%), 06/30/23 (a)	2,929	2,779
RegionalCare Hospital Partners Holdings, Inc.
2017 1st Lien Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/09/25 (a)	4,387	4,101
Select Medical Corporation
2016 Term Loan, 2.68%, (1M LIBOR + 2.50%), 03/06/25 (a)	4,282	4,059

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

293

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Sound Inpatient Physicians
1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 06/19/25 (a)	4,067	3,896
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 06/18/24 (a)	3,163	2,767
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 01/12/24 (a)	3,579	2,727
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (6M LIBOR + 3.00%), 06/16/24 (a)	3,264	2,873
U.S. Renal Care, Inc.
2019 Term Loan B, 5.18%, (1M LIBOR + 5.00%), 06/12/26 (a)	3,557	3,415
Upstream Newco, Inc.
2019 Term Loan, 4.68%, (1M LIBOR + 4.50%), 10/21/26 (a) (b)	1,895	1,744
Valeant Pharmaceuticals International Inc.
2018 Term Loan B, 0.00%, (1M LIBOR + 3.00%), 05/17/25 (a) (c)	671	651
Vizient, Inc.
2020 Term Loan B6, 2.18%, (1M LIBOR + 2.00%), 05/06/26 (a)	1,264	1,211
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 6.26%, (3M LIBOR + 5.50%), 09/25/25 (a)	1,114	1,021
2018 1st Lien Term Loan, 6.57%, (6M LIBOR + 5.50%), 09/25/25 (a)	1,851	1,697
Zelis Healthcare Corporation
Term Loan B, 4.93%, (1M LIBOR + 4.75%), 09/26/26 (a)	1,890	1,850
		136,903
Industrials 12.4%
Advanced Disposal Services Inc.
USD Term Loan B, 3.00%, (3M LIBOR + 2.25%), 11/10/23 (a)	3,011	2,972
AI Mistral Holdco Limited
USD Term Loan B, 4.00%, (1M LIBOR + 3.00%), 01/26/24 (a)	1,700	1,229
Allegiant Travel Company
USD Term Loan, 3.43%, (3M LIBOR + 3.00%), 02/05/24 (a)	1,392	1,236
Altra Industrial Motion Corp.
USD 1st Lien Term Loan, 2.18%, (1M LIBOR + 2.00%), 09/26/25 (a)	3,727	3,541
American Airlines, Inc.
USD 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.00%), 04/28/23 (a) (c)	1,895	1,493
APi Group DE, Inc.
Term Loan B4, 2.68%, (1M LIBOR + 2.50%), 09/25/26 (a)	2,468	2,374
Autokiniton US Holdings, Inc.
Term Loan B, 6.55%, (1M LIBOR + 6.38%), 05/18/25 (a) (b)	1,676	1,575
Beacon Roofing Supply, Inc.
Term Loan B, 2.43%, (1M LIBOR + 2.25%), 01/02/25 (a)	1,916	1,819
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3M LIBOR + 4.25%), 06/16/24 (a)	8	7
2017 Term Loan, 5.64%, (3M LIBOR + 4.25%), 06/16/24 (a)	729	665
2017 Term Loan, 5.29%, (3M LIBOR + 4.25%), 06/17/24 (a)	472	431
Term Loan B, 5.29%, (3M LIBOR + 4.25%), 06/17/24 (a)	368	336
BrightView Landscapes, LLC
Term Loan B, 2.69%, (1M LIBOR + 2.50%), 08/09/25 (a)	1,675	1,625
Term Loan B, 2.75%, (1M LIBOR + 2.50%), 08/15/25 (a)	2,056	1,995
Brookfield WEC Holdings Inc.
Term Loan B, 3.75%, (1M LIBOR + 3.00%), 08/01/25 (a)	3,829	3,689
Builders FirstSource, Inc.
Term Loan B, 4.00%, (3M LIBOR + 3.00%), 02/29/24 (a)	399	383
	Shares/Par[1]	Value ($)
Camelot U.S. Acquisition 1 Co.
Term Loan, 3.18%, (1M LIBOR + 3.00%), 10/31/26 (a)	3,141	3,037
DG Investment Intermediate Holdings 2, Inc.
2020 Term Loan, 3.75%, (1M LIBOR + 3.00%), 01/31/25 (a)	3,605	3,419
Dynasty Acquisition Co., Inc.
2020 Exit Term Loan A, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (a)	791	673
2020 Incremental Term Loan, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (a)	425	362
Electrical Components International, Inc.
2019 Term Loan B5, 4.43%, (1M LIBOR + 4.25%), 06/22/25 (a)	2,926	2,282
Element Materials Technology Group US Holdings Inc
2019 Term Loan B5, 4.50%, (3M LIBOR + 3.50%), 06/29/24 (a)	676	624
Element Materials Technology Group US Holdings Inc.
2019 Term Loan B5, 4.50%, (3M LIBOR + 3.50%), 06/28/24 (a)	645	596
Encapsys, LLC
2019 Term Loan B2, 4.25%, (1M LIBOR + 3.25%), 11/07/24 (a) (b)	3,240	3,094
Engineered Machinery Holdings, Inc.
2019 Term Loan B10, 4.00%, (3M LIBOR + 3.00%), 07/25/24 (a)	1,012	960
EWT Holdings III Corp.
2019 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/20/24 (a)	3,364	3,256
Filtration Group Corporation
2019 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 03/27/25 (a)	3,770	3,582
Gardner Denver, Inc.
2019 Incremental Term Loan B, 1.93%, (1M LIBOR + 1.75%), 03/01/27 (a)	4,178	3,966
Gates Global LLC
2019 1st Lien Term Loan B3, 3.75%, (1M LIBOR + 2.75%), 04/01/24 (a)	6,382	6,132
Genesee & Wyoming Inc.
2018 USD Term Loan B2, 2.31%, (3M LIBOR + 2.00%), 10/29/26 (a)	4,365	4,193
GFL Environmental Inc.
2018 USD Term Loan B, 4.00%, (3M LIBOR + 3.00%), 05/11/25 (a)	3,687	3,577
2018 USD Term Loan B, 4.00%, (1M LIBOR + 3.00%), 05/11/25 (a)	660	640
Hamilton Holdco, LLC
2018 Term Loan B3, 2.31%, (3M LIBOR + 2.00%), 06/01/25 (a)	4,342	4,169
Harbor Freight Tools USA, Inc.
2018 Term Loan B3, 3.25%, (1M LIBOR + 2.50%), 08/16/23 (a)	3,282	3,153
Hillman Group Inc. (The)
2018 Term Loan B, 5.07%, (6M LIBOR + 4.00%), 05/16/25 (a)	3,530	3,301
IBC Capital Limited
2018 Term Loan B, 4.06%, (3M LIBOR + 3.75%), 09/11/23 (a)	3,598	3,427
Leighton Services
2018 Term Loan, 0.00%, (3M LIBOR + 3.50%), 05/21/22 (a) (c)	1,125	1,096
MX Holdings US, Inc.
2018 1st Lien Term Loan, 3.50%, (1M LIBOR + 2.75%), 06/18/25 (a)	2,646	2,564
Navistar International Corporation
2017 USD Term Loan B, 3.70%, (1M LIBOR + 3.50%), 11/01/24 (a)	4,057	3,832
Pelican Products, Inc.
2017 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 04/18/25 (a)	2,744	2,506
PODS, LLC
2017 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 11/21/24 (a)	3,977	3,795
Prime Security Services Borrower, LLC
2017 Term Loan, 4.25%, (1M LIBOR + 3.25%), 12/31/22 (a)	3,674	3,525

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

294

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.92%, (1M LIBOR + 2.75%), 02/05/23 (a)	5,683	5,415
Robertshaw US Holding Corp
2017 1st Lien Term Loan, 9.00%, (6M LIBOR + 8.00%), 02/14/26 (a) (b)	373	202
Sabre Industries, Inc.
2017 1st Lien Term Loan, 4.49%, (6M LIBOR + 3.50%), 04/09/26 (a)	2,981	2,890
Spectrum Holdings III Corp.
1st Lien Term Loan, 3.56%, (3M LIBOR + 3.25%), 01/26/25 (a)	2,224	1,949
Tempo Acquisition LLC
Term Loan, 2.93%, (1M LIBOR + 2.75%), 04/20/24 (a)	4,636	4,392
TransDigm, Inc.
2020 Term Loan G, 2.43%, (1M LIBOR + 2.25%), 08/22/24 (a)	494	446
2020 Term Loan E, 2.43%, (1M LIBOR + 2.25%), 05/30/25 (a)	3,944	3,533
USI, Inc.
2017 Repriced Term Loan, 3.31%, (3M LIBOR + 3.00%), 05/16/24 (a)	3,615	3,423
USIC Holdings, Inc.
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 12/09/23 (a)	1,265	1,203
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (3M LIBOR + 3.00%), 02/28/24 (a) (b)	2,185	2,065
Ventia Deco LLC
2016 Term Loan B, 3.81%, (3M LIBOR + 3.50%), 05/21/22 (a)	2,286	2,229
Verra Mobility Corporation
2020 Term Loan B, 3.56%, (3M LIBOR + 3.25%), 02/28/25 (a) (b)	4,356	4,138
Vertiv Group Corporation
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 02/11/27 (a)	4,375	4,123
XPO Logistics, Inc.
2019 Term Loan B1, 2.69%, (1M LIBOR + 2.50%), 02/24/25 (a)	2,995	2,922
		136,061
Communication Services 12.2%
Altice Financing SA
USD 2017 1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 07/31/25 - 01/06/26 (a)	3,727	3,515
Altice France S.A.
USD 1st Lien Term Loan, 3.87%, (1M LIBOR + 3.69%), 01/31/26 (a)	3,482	3,331
USD 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 07/13/26 (a)	3,171	3,043
AMC Entertainment Holdings, Inc.
USD 1st Lien Term Loan, 4.08%, (3M LIBOR + 3.00%), 04/22/26 (a)	1,683	1,217
CenturyLink, Inc.
Reprice Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/15/27 (a)	4,226	3,975
Charter Communications Operating, LLC
Delayed Draw Term Loan B2, 1.93%, (1M LIBOR + 1.75%), 04/30/25 (a)	5,664	5,448
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1M LIBOR + 3.25%), 10/02/24 (a)	2,947	2,909
Cogeco Communications (USA) II L.P.
2020 USD Term Loan, 2.18%, (1M LIBOR + 2.00%), 08/11/24 (a)	3,919	3,739
Connect Finco Sarl
2020 Term Loan B1, 5.50%, (1M LIBOR + 4.50%), 09/23/26 (a)	691	649
2020 Term Loan B6, 5.50%, (1M LIBOR + 4.50%), 09/23/26 (a)	999	938
Consolidated Communications, Inc.
2020 Term Loan B, 4.00%, (1M LIBOR + 3.00%), 09/29/23 (a)	3,930	3,721
CSC Holdings, LLC
2020 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 07/15/25 - 01/31/26 (a)	8,653	8,167
	Shares/Par[1]	Value ($)
2020 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/15/27 (a)	449	425
Diamond Sports Group, LLC
2020 Term Loan, 3.43%, (3M LIBOR + 3.25%), 08/24/26 (a)	1,707	1,385
Entercom Media Corp.
2019 Term Loan B1, 2.68%, (1M LIBOR + 2.50%), 11/18/24 (a)	3,812	3,552
2019 Term Loan B1, 4.75%, (1M LIBOR + 2.50%), 11/18/24 (a)	7	6
GoodRx, Inc.
2018 USD Incremental Term Loan, 2.93%, (1M LIBOR + 2.75%), 10/10/25 (a)	2,259	2,151
2018 USD Term Loan, 2.93%, (1M LIBOR + 2.75%), 10/10/25 (a)	647	616
Gray Television, Inc.
2018 Term Loan B5, 2.67%, (1M LIBOR + 2.50%), 10/30/25 (a)	4,205	4,061
Hargray Communications Group, Inc.
2018 Term Loan B2, 4.00%, (1M LIBOR + 3.00%), 03/23/24 (a)	3,391	3,239
iHeartCommunications, Inc.
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 05/01/26 (a)	495	455
Intelsat Jackson Holdings S.A.
2018 Term Loan B, 0.00%, (3M LIBOR + 5.50%), 07/28/21 (a) (c)	246	249
2018 Term Loan B, 6.50%, (3M LIBOR + 5.50%), 07/28/21 (a)	246	249
2018 Term Loan B, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	3,268	3,245
Iridium Satellite LLC
2018 Term Loan B, 4.75%, (1M LIBOR + 3.75%), 10/08/27 (a)	4,531	4,435
Level 3 Financing Inc.
2018 Incremental Term Loan, 1.93%, (1M LIBOR + 1.75%), 03/01/27 (a)	7,253	6,846
Maxar Technologies Ltd.
2018 1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 07/07/24 (a)	3,424	3,186
MTN Infrastructure TopCo Inc
2018 1st Lien Term Loan, 4.00%, (1M LIBOR + 3.00%), 10/27/24 (a)	4,789	4,578
NASCAR Holdings, Inc
2018 1st Lien Term Loan, 2.93%, (3M LIBOR + 2.75%), 07/26/26 (a)	221	211
Nexstar Broadcasting, Inc.
2017 Term Loan B3, 2.92%, (1M LIBOR + 2.75%), 07/15/26 (a)	2,357	2,237
PUG LLC
2017 Incremental Term Loan B, 3.68%, (1M LIBOR + 3.50%), 01/31/27 (a)	3,602	3,120
SBA Senior Finance II LLC
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 03/26/25 (a)	5,492	5,275
Securus Technologies Holdings, Inc.
2016 Term Loan B, 5.50%, (6M LIBOR + 4.50%), 06/20/24 (a)	2,975	2,454
Sinclair Television Group Inc.
2015 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 01/06/24 (a)	3,942	3,748
Telenet Financing USD LLC
2020 USD Term Loan AR, 2.18%, (1M LIBOR + 2.00%), 04/21/29 (a)	5,250	4,942
Telesat Canada
Term Loan B5, 2.93%, (1M LIBOR + 2.75%), 11/22/26 (a)	3,455	3,314
Terrier Media Buyer, Inc.
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 10/04/26 (a)	4,333	4,124
T-Mobile USA, Inc.
2020 Term Loan, 3.18%, (1M LIBOR + 3.00%), 04/01/27 (a)	2,108	2,104
Univision Communications Inc.
Term Loan C5, 2.93%, (1M LIBOR + 2.75%), 03/15/24 (a)	3,912	3,609

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

295

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 5.07%, (3M LIBOR + 4.00%), 12/15/23 (a) (b)	2,642	2,444
2016 1st Lien Term Loan, 6.25%, (PRIME + 3.00%), 12/16/23 (a) (b)	—	—
Virgin Media Bristol LLC
USD Term Loan N, 2.68%, (1M LIBOR + 2.50%), 10/03/27 (a)	6,090	5,802
Windstream Holdings Inc.
DIP Term Loan, 2.68%, (1M LIBOR + 2.50%), 03/08/21 (a)	3,536	3,470
Zayo Group Holdings, Inc.
USD Term Loan, 3.18%, (1M LIBOR + 3.00%), 02/20/27 (a)	3,272	3,099
Ziggo Financing Partnership
USD Term Loan I, 2.68%, (1M LIBOR + 2.50%), 04/17/28 (a)	4,316	4,063
		133,346
Financials 10.9%
Acrisure, LLC
USD Term Loan B3, 3.68%, (1M LIBOR + 3.50%), 01/30/27 (a)	3,887	3,663
Advisor Group, Inc.
USD Term Loan B, 5.18%, (1M LIBOR + 5.00%), 07/31/26 (a)	3,578	3,304
AlixPartners, LLP
USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 03/28/24 (a)	4,598	4,435
Alliant Holdings Intermediate, LLC
USD Term Loan, 2.93%, (1M LIBOR + 2.75%), 05/07/25 (a)	3,900	3,689
AmWINS Group, Inc.
Term Loan B5, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (a)	2,797	2,712
Term Loan B9, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (a)	562	545
Aretec Group, Inc.
Term Loan B12, 4.43%, (1M LIBOR + 4.25%), 08/15/25 (a)	3,793	3,471
AssuredPartners, Inc.
Term Loan B, 3.68%, (1M LIBOR + 3.50%), 08/07/20 (a)	4,847	4,625
Asurion LLC
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 08/04/22 (a)	5,137	4,991
Term Loan B, 6.68%, (1M LIBOR + 6.50%), 08/04/25 (a)	750	744
Avolon TLB Borrower 1 (US) LLC
Term Loan B, 2.50%, (1M LIBOR + 1.75%), 01/15/25 (a)	2,191	2,034
BCP Renaissance Parent LLC
Term Loan B, 4.50%, (3M LIBOR + 3.50%), 09/20/24 (a)	1,915	1,595
Belron Finance US LLC
Term Loan B, 2.93%, (3M LIBOR + 2.50%), 11/19/25 (a)	2,955	2,848
Blackstone CQP Holdco LP
Term Loan B, 3.81%, (3M LIBOR + 3.50%), 05/29/24 (a)	2,435	2,326
Crown Finance US, Inc.
2018 USD Term Loan, 3.32%, (3M LIBOR + 2.25%), 02/05/25 (a)	2,945	2,204
Deerfield Dakota Holding, LLC
2020 Term Loan B, 4.75%, (1M LIBOR + 3.75%), 03/05/27 (a)	960	931
Duff & Phelps, LLC
2020 Incremental Term Loan B, 0.00%, (1M LIBOR + 3.75%), 03/05/27 (a) (c)	478	463
Edelman Financial Center, LLC
2020 DIP Delayed Draw Term Loan, 3.18%, (1M LIBOR + 3.00%), 06/26/25 (a)	4,164	3,966
First American Payment Systems, L.P.
2019 Term Loan B, 6.37%, (3M LIBOR + 5.00%), 02/24/27 (a) (b)	965	897
First Eagle Holdings, Inc.
2019 Term Loan B, 2.81%, (3M LIBOR + 2.50%), 02/02/27 (a)	3,262	3,139
	Shares/Par[1]	Value ($)
Garrett LX III S.a r.l.
2019 Extended Term Loan B, 3.54%, (3M LIBOR + 3.25%), 09/22/25 (a)	3,952	3,666
Hub International Limited
2018 Term Loan B, 4.02%, (3M LIBOR + 3.00%), 04/25/25 (a)	3,509	3,331
INEOS Enterprises Holdings US Finco LLC
2018 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 07/29/26 (a)	3,416	3,268
INEOS US Finance LLC
2018 Term Loan B, 2.18%, (1M LIBOR + 2.00%), 03/31/24 (a)	6,596	6,240
ION Trading Technologies S.a.r.l.
2018 Term Loan B, 5.07%, (3M LIBOR + 4.00%), 11/21/24 (a)	2,910	2,785
Jane Street Group, LLC
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 01/31/25 (a)	5,375	5,219
Lions Gate Capital Holdings LLC
2018 1st Lien Term Loan B, 2.43%, (1M LIBOR + 2.25%), 03/20/25 (a)	3,392	3,199
LPL Holdings, Inc.
2018 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 11/07/26 (a)	3,286	3,138
NAB Holdings LLC
2017 Repriced Term Loan, 4.00%, (3M LIBOR + 3.00%), 01/15/25 (a) (b)	3,169	3,050
Nielsen Finance LLC
2017 Term Loan B, 0.00%, (1M LIBOR + 3.75%), 06/06/25 (a) (c)	2,762	2,731
2017 Term Loan B1, 5.75%, (1M LIBOR + 3.75%), 06/06/25 (a)	243	240
Nuvei Technologies Corp.
2017 Term Loan B, 6.00%, (1M LIBOR + 5.00%), 07/22/20 (a) (b)	1,980	1,950
Sedgwick Claims Management Services, Inc.
2016 Term Loan B, 3.43%, (1M LIBOR + 3.25%), 11/06/25 (a)	4,290	4,040
SolarWinds Holdings, Inc.
1st Lien Term Loan B3, 2.93%, (1M LIBOR + 2.75%), 02/06/24 (a)	4,609	4,461
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (3M LIBOR + 3.75%), 02/08/23 (a)	2,872	2,681
Trans Union, LLC
2019 Term Loan B5, 1.93%, (1M LIBOR + 1.75%), 11/13/26 (a)	5,268	5,029
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.07%, (3M LIBOR + 5.00%), 03/18/26 (a)	2,799	1,830
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M LIBOR + 3.25%), 04/25/26 (a)	4,040	3,852
VFH Parent LLC
2019 Term Loan B, 3.19%, (1M LIBOR + 3.00%), 03/02/26 (a)	3,901	3,796
Victory Capital Holdings, Inc.
2020 Term Loan B, 3.94%, (3M LIBOR + 2.50%), 07/01/26 (a)	2,337	2,262
		119,350
Materials 10.3%
American Builders & Contractors Supply Co., Inc.
Term Loan W, 2.18%, (1M LIBOR + 2.00%), 01/15/27 (a)	3,771	3,590
Avantor Funding, Inc.
Term Loan B, 3.25%, (1M LIBOR + 2.25%), 09/22/24 (a)	3,385	3,292
Ball Metalpack, LLC
Term Loan B, 4.86%, (3M LIBOR + 4.50%), 07/25/25 (a)	1,683	1,540
Berry Global, Inc.
Term Loan B, 2.18%, (1M LIBOR + 2.00%), 10/01/22 - 07/01/26 (a)	5,714	5,484
BWAY Holding Company
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 04/03/24 (a)	4,420	3,958

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

296

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Charter NEX US, Inc.
Canadian 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 05/16/24 (a)	2,088	1,993
Composite Resins Holding B.V.
2020 Term Loan E, 5.47%, (6M LIBOR + 4.25%), 06/27/25 (a) (b)	2,922	2,776
2020 Term Loan F, 5.47%, (6M LIBOR + 4.25%), 06/27/25 (a) (b)	380	361
Consolidated Container Company LLC
2020 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (a)	3,107	3,023
Diamond (BC) B.V.
USD Term Loan , 3.76%, (3M LIBOR + 3.00%), 07/24/24 (a)	3,575	3,277
Element Solutions Inc.
2019 Term Loan B5, 2.18%, (1M LIBOR + 2.00%), 01/31/26 (a)	3,876	3,685
Ferro Corporation
2019 Term Loan B, 2.56%, (3M LIBOR + 2.25%), 02/14/24 (a)	5,863	5,670
Flex Acquisition Company, Inc.
2019 Term Loan B, 4.43%, (3M LIBOR + 3.00%), 12/15/23 (a)	4,292	4,092
Gemini HDPE LLC
2018 USD Term Loan B2, 3.27%, (3M LIBOR + 2.50%), 08/04/24 (a)	1,365	1,303
GYP Holdings III Corp.
2018 Term Loan B4, 2.93%, (1M LIBOR + 2.75%), 05/15/25 (a)	3,721	3,586
Hexion Inc
2018 Term Loan B, 4.93%, (3M LIBOR + 3.50%), 06/27/26 (a)	4,001	3,891
Klockner-Pentaplast of America, Inc.
2018 Term Loan B, 5.25%, (3M LIBOR + 4.25%), 06/30/22 (a)	3,568	3,331
LTI Holdings, Inc.
2018 1st Lien Term Loan, 3.68%, (1M LIBOR + 3.50%), 08/15/25 (a)	3,743	3,171
Messer Industries GmbH
2018 1st Lien Term Loan, 2.81%, (3M LIBOR + 2.50%), 10/10/25 (a)	3,851	3,663
Momentive Performance Materials Inc.
2018 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 04/18/24 (a)	982	917
Onex TSG Intermediate Corp.
2017 Term Loan B, 5.00%, (3M LIBOR + 4.00%), 07/31/22 (a)	2,683	2,477
Perstorp Holding AB
2017 Term Loan B, 5.82%, (6M LIBOR + 4.75%), 04/03/26 (a)	2,980	2,570
Plaze, Inc.
2017 Term Loan B, 4.57%, (3M LIBOR + 3.50%), 08/01/26 (a)	3,840	3,610
PMHC II, Inc.
2017 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 03/20/25 (a)	2,808	2,383
2017 Term Loan B, 8.75%, (1Y LIBOR + 7.75%), 03/22/26 (a)	250	206
Polar US Borrower, LLC
2017 Term Loan B, 4.93%, (1M LIBOR + 4.75%), 08/21/25 (a)	1,373	1,292
Polymer Additives, Inc.
2017 Term Loan B, 6.76%, (3M LIBOR + 6.00%), 07/25/25 (a)	4	3
2017 Term Loan B, 6.86%, (6M LIBOR + 6.00%), 07/25/25 (a)	1,763	1,282
PQ Corporation
2017 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 02/08/25 (a)	2,528	2,431
Pro Mach Group, Inc.
2017 Term Loan, 2.93%, (1M LIBOR + 2.75%), 03/07/25 (a)	994	927
Proampac PG Borrower LLC
2017 Repriced Term Loan, 4.50%, (1M LIBOR + 3.50%), 11/18/23 (a)	1,053	1,001
2017 Term Loan, 4.50%, (3M LIBOR + 3.50%), 11/18/23 (a)	1,798	1,710
	Shares/Par[1]	Value ($)
2017 Repriced Term Loan, 5.75%, (3M LIBOR + 3.50%), 11/18/23 (a)	7	7
Quikrete Holdings, Inc.
2017 Incremental Term Loan B, 2.68%, (1M LIBOR + 2.50%), 11/03/23 (a)	4,241	4,068
Solenis Holdings LLC
1st Lien Term Loan B3, 4.36%, (3M LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	3,195	3,056
Starfruit Finco B.V
1st Lien Term Loan, 3.19%, (1M LIBOR + 3.00%), 09/20/25 (a)	5,557	5,200
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 4.75%, (3M LIBOR + 3.75%), 11/29/23 (a)	3,432	3,292
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.07%, (3M LIBOR + 3.00%), 10/05/24 (a)	2,772	2,640
Tronox Finance LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 09/11/24 (a)	1,749	1,675
Term Loan B, 3.06%, (3M LIBOR + 2.75%), 09/11/24 (a)	1,234	1,182
Univar Solutions Inc.
2017 USD Term Loan B3, 2.43%, (1M LIBOR + 2.25%), 07/01/24 (a)	5,549	5,330
Wilsonart LLC
2017 Term Loan B, 4.25%, (3M LIBOR + 3.25%), 12/19/23 (a)	2,708	2,606
Zep Inc.
2017 1st Lien Term Loan, 5.07%, (3M LIBOR + 4.00%), 08/11/24 (a)	780	651
		112,202
Consumer Staples 5.2%
8th Avenue Food & Provisions, Inc.
USD Term Loan I, 3.68%, (1M LIBOR + 3.50%), 09/19/25 (a)	2,498	2,418
American Seafoods Group LLC
Term Loan W, 3.75%, (3M LIBOR + 2.75%), 07/27/23 (a)	87	84
Term Loan C5, 4.13%, (3M LIBOR + 2.75%), 07/27/23 (a)	2,740	2,644
BellRing Brands, LLC
Term Loan B, 6.00%, (1M LIBOR + 5.00%), 10/10/24 (a)	1,852	1,840
BJ's Wholesale Club, Inc.
Term Loan B, 2.43%, (1M LIBOR + 2.25%), 01/26/24 (a)	3,922	3,787
CHG PPC Parent LLC
2nd Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 03/16/25 (a)	3,954	3,757
Dole Food Company Inc.
2020 Incremental Term Loan B, 3.75%, (1M LIBOR + 2.75%), 03/22/24 (a)	1,776	1,722
2020 Incremental Term Loan B1, 3.75%, (1M LIBOR + 2.75%), 03/22/24 (a)	920	893
Froneri International Ltd.
2019 Term Loan, 2.43%, (1M LIBOR + 2.25%), 01/29/27 (a)	1,925	1,807
Hearthside Food Solutions, LLC
2018 Term Loan B1, 3.87%, (1M LIBOR + 3.69%), 05/17/25 (a)	3,461	3,283
Hostess Brands, Inc.
2018 Term Loan B, 3.00%, (1M LIBOR + 2.25%), 08/03/25 (a)	1,055	1,016
2018 Term Loan B, 3.01%, (3M LIBOR + 2.25%), 08/03/25 (a)	2,844	2,738
JBS USA Lux S.A.
2018 Term Loan B, 3.07%, (3M LIBOR + 2.00%), 04/27/26 (a)	3,818	3,638
Portillo's Holdings, LLC
2017 Term Loan B, 6.50%, (3M LIBOR + 5.50%), 08/02/24 (a)	2,878	2,637
Reynolds Consumer Products LLC
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 01/30/27 (a)	4,345	4,180
Sigma Bidco B.V.
2015 USD Term Loan, 4.45%, (3M LIBOR + 3.00%), 03/07/25 (a)	3,930	3,756

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

297

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
United Natural Foods, Inc.
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 10/22/25 (a)	4,070	3,872
US Foods, Inc.
2016 Term Loan B, 1.93%, (1M LIBOR + 1.75%), 06/27/23 (a)	4,361	4,089
UTZ Quality Foods, LLC
1st Lien Term Loan, 3.68%, (1M LIBOR + 3.50%), 11/14/24 (a)	3,998	3,920
Verscend Holding Corp.
2018 Term Loan B, 4.68%, (1M LIBOR + 4.50%), 08/08/25 (a)	5,147	4,963
		57,044
Utilities 2.0%
Calpine Construction Finance Company, L.P.
Term Loan, 2.18%, (1M LIBOR + 2.00%), 01/15/25 (a)	3,153	3,032
Calpine Corporation
Term Loan, 2.43%, (1M LIBOR + 2.25%), 05/23/22 - 03/22/26 (a)	6,027	5,806
Helix Gen Funding, LLC
2018 Term Loan B, 4.75%, (1M LIBOR + 3.75%), 03/02/24 (a)	2,791	2,681
Pacific Gas And Electric Company
2017 Term Loan B, 2.44%, (1M LIBOR + 2.25%), 12/31/20 (a)	4,020	4,000
2017 Term Loan B, 5.50%, (3M LIBOR + 4.50%), 06/18/25 (a)	2,449	2,403
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.93%, (1M LIBOR + 1.75%), 12/11/25 (a)	3,414	3,290
1st Lien Term Loan B3, 1.94%, (1M LIBOR + 1.75%), 12/11/25 (a)	820	790
		22,002
Energy 0.7%
EG America LLC
2018 USD Term Loan, 5.07%, (3M LIBOR + 4.00%), 06/30/25 (a)	2,643	2,475
2019 USD Term Loan B5, 5.07%, (3M LIBOR + 4.00%), 06/30/25 (a)	352	329
EG Group Limited
2019 USD Term Loan B2, 5.07%, (6M LIBOR + 4.00%), 02/01/25 (a)	1,764	1,652
Lower Cadence Holdings LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 05/10/26 (a)	1,825	1,615
Summit Midstream Partners Holdings, LLC
Term Loan B, 7.00%, (3M LIBOR + 6.00%), 05/15/22 (a)	1,081	242
Traverse Midstream Partners LLC
2017 Term Loan, 5.00%, (1M LIBOR + 4.00%), 09/22/24 (a)	2,110	1,748
		8,061
Real Estate 0.6%
ESH Hospitality, Inc.
2019 Term Loan B, 2.18%, (1M LIBOR + 2.00%), 09/18/26 (a)	3,059	2,894
VICI Properties 1 LLC
Replacement Term Loan B, 1.94%, (1M LIBOR + 1.75%), 12/13/24 (a)	4,399	4,090
		6,984
Total Senior Floating Rate Instruments (cost $1,105,099)		1,035,430
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.2%
ALM Ltd/KY
Series 2019-A1B-6A, 2.82%, (3M USD LIBOR + 1.60%), 04/15/30 (a)	3,000	2,915
Ares XXXIX CLO Ltd
Series 2016-A2R-39A, 2.79%, (3M USD LIBOR + 1.65%), 04/18/31 (a)	2,000	1,963
Benefit Street Partners CLO, Ltd.
Series 2019-A2-17A, 2.82%, (3M USD LIBOR + 1.60%), 07/15/32 (a)	834	812
Dryden 38 Senior Loan Fund LLC
Series 2015-A2R-38A, 2.67%, (3M USD LIBOR + 1.45%), 07/15/30 (a)	875	850
	Shares/Par[1]	Value ($)
Dryden 77 CLO, Ltd.
Series 2020-A-77A, 2.00%, (3M USD LIBOR + 2.00%), 05/20/31 (a)	1,600	1,604
LCM Limited Partnership Private Placement Mixed CLO
Series 2019-A-2-30, 2.79%, (3M USD LIBOR + 1.65%), 04/21/31 (a)	958	929
MORGN
Series 2019-A2-1A, 3.65%, 01/18/33	2,138	2,105
Octagon Investment Partners 41, Ltd.
Series 2019-A2-2A, 2.87%, (3M USD LIBOR + 1.65%), 04/15/31 (a)	2,166	2,132
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,562)		13,310
CORPORATE BONDS AND NOTES 1.0%
Communication Services 0.3%
CSC Holdings, LLC
4.63%, 12/01/30 (d)	2,815	2,735
Lamar Media Corp.
4.88%, 01/15/29 (d)	838	847
		3,582
Health Care 0.2%
Bausch Health Companies Inc.
6.25%, 02/15/29 (d)	1,688	1,697
Tenet Healthcare Corporation
4.63%, 06/15/28 (d)	1,004	984
		2,681
Industrials 0.2%
Ashtead Capital, Inc.
5.25%, 08/01/26 (d)	1,625	1,706
Financials 0.1%
Springleaf Finance Corporation
8.88%, 06/01/25	1,117	1,196
Real Estate 0.1%
MGM Growth Properties Operating Partnership LP
4.63%, 06/15/25 (d)	983	968
Materials 0.1%
FXI Holdings, Inc.
7.88%, 11/01/24 (d)	1,008	877
Total Corporate Bonds And Notes (cost $11,104)		11,010
INVESTMENT COMPANIES 0.9%
Invesco Senior Loan ETF	115	2,455
SPDR Blackstone/ GSO Senior Loan ETF	178	7,722
Total Investment Companies (cost $9,938)		10,177
COMMON STOCKS 0.1%
Financials 0.1%
AFGlobal Corporation (b) (e) (f)	39	980
Freedom Group Inc. (b) (e)	57	28
		1,008
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (e)	112	117
iHeartMedia, Inc. - Class A (e)	6	47
		164
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (b) (e)	21	5
Health Care 0.0%
Envigo RMS Holding Corp. (b) (e)	8	—
Total Common Stocks (cost $6,586)		1,177
WARRANTS 0.0%
AFGlobal Corporation (b) (e)	5	1
iHeartMedia, Inc. (e) (g)	42	317
Total Warrants (cost $992)		318
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (b) (e) (h)	8	—
Total Other Equity Interests (cost $0)		—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

298

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (i) (j)	26,143	26,143
Total Short Term Investments (cost $26,143)		26,143
Total Investments 100.2% (cost $1,173,424)		1,097,565
Other Assets and Liabilities, Net (0.2)%		(2,314)
Total Net Assets 100.0%		1,095,251

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c)  This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(d)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $9,814 and 0.9% of the Fund.

(e)   Non-income producing security.

(f)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(i)   Investment in affiliate.

(j)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 92.1%
Communication Services 20.0%
Altice Financing S.A.
5.00%, 01/15/28 (a)	2,343	2,328
Altice France
7.38%, 05/01/26 (a)	13,880	14,454
Altice France S.A.
6.00%, 02/15/28 (a)	2,206	2,085
CB Escrow Corp.
8.00%, 10/15/25 (a)	7,399	7,700
CCO Holdings, LLC
5.50%, 05/01/26 (a)	1,935	2,006
5.13%, 05/01/27 (a)	2,952	3,054
5.88%, 05/01/27 (a)	19,000	19,809
5.00%, 02/01/28 (a)	3,293	3,401
5.38%, 06/01/29 (a)	14,979	15,802
CenturyLink, Inc.
5.63%, 04/01/25	6,891	7,127
5.13%, 12/15/26 (a)	4,255	4,249
4.00%, 02/15/27 (a)	2,328	2,261
	Shares/Par[1]	Value ($)
7.60%, 09/15/39	903	972
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	2,641	2,450
Connect Finco SARL
6.75%, 10/01/26 (a)	4,611	4,357
Consolidated Communications, Inc.
6.50%, 10/01/22 (b)	9,900	9,145
CSC Holdings, LLC
5.50%, 04/15/27 (a)	10,598	11,013
7.50%, 04/01/28 (a)	8,516	9,291
6.50%, 02/01/29 (a)	2,922	3,199
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	2,349	1,715
6.63%, 08/15/27 (a)	3,848	2,060
DISH DBS Corporation
5.00%, 03/15/23	4,889	4,885
5.88%, 11/15/24	8,273	8,231
Embarq Corporation
8.00%, 06/01/36	2,890	3,247
Frontier Communications Corporation
8.50%, 04/01/26	5,984	5,665
8.00%, 04/01/27 (a)	3,186	3,236
Hughes Satellite Systems Corporation
5.25%, 08/01/26	3,046	3,150
6.63%, 08/01/26	4,547	4,743
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,283
8.38%, 05/01/27	8,534	7,829
5.25%, 08/15/27 (a)	991	949
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	4,160	4,218
Lamar Media Corp.
3.75%, 02/15/28 (a)	827	784
4.88%, 01/15/29 (a)	2,150	2,173
4.00%, 02/15/30 (a)	413	396
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	7,184	7,341
Level 3 Financing, Inc.
5.13%, 05/01/23	3,000	3,000
5.38%, 01/15/24	1,541	1,553
4.63%, 09/15/27 (a)	7,541	7,599
Liberty Media Corporation
8.25%, 02/01/30	6,041	5,913
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	2,881	2,594
6.50%, 05/15/27 (a)	1,159	1,194
MDC Partners Inc.
6.50%, 05/01/24 (a)	8,019	7,448
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (c)	6,523	6,542
Neptune Finco Corp.
10.88%, 10/15/25 (a)	5,895	6,338
Netflix, Inc.
4.38%, 11/15/26	2,476	2,576
4.88%, 04/15/28	2,678	2,857
5.88%, 11/15/28	11,866	13,502
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	3,672	3,668
Sirius XM Radio Inc.
4.63%, 05/15/23 (a)	927	934
5.38%, 04/15/25 (a)	1,400	1,439
5.00%, 08/01/27 (a)	9,822	10,055
5.50%, 07/01/29 (a)	2,020	2,135
Sprint Capital Corporation
6.88%, 11/15/28	3,791	4,624
Sprint Communications, Inc.
6.00%, 11/15/22	4,000	4,220
Sprint Corporation
7.13%, 06/15/24	17,104	19,290
7.63%, 02/15/25	3,000	3,461
SSL Robotics LLC
9.75%, 12/31/23 (a)	2,000	2,142

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

299

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
TEGNA Inc.
5.00%, 09/15/29 (a)	4,635	4,340
Telecom Italia Capital
6.00%, 09/30/34	6,636	7,219
Telesat Canada
6.50%, 10/15/27 (a)	5,671	5,586
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	7,616	7,323
T-Mobile USA, Inc.
6.00%, 04/15/24	2,000	2,041
5.38%, 04/15/27	2,000	2,116
4.75%, 02/01/28	2,418	2,554
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	8,364	8,395
Univision Communications Inc.
5.13%, 05/15/23 (a)	4,173	4,210
6.63%, 06/01/27 (a)	6,155	5,876
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)	1,972	2,065
VTR Comunicaciones SpA
5.13%, 01/15/28 (a)	947	966
VTR Finance B.V.
6.38%, 07/15/28 (a)	1,318	1,355
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)	582	552
6.13%, 03/01/28 (a)	3,422	3,326
		357,616
Consumer Discretionary 13.2%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a)	6,240	5,171
Adient US LLC
9.00%, 04/15/25 (a)	1,221	1,316
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	2,856	2,997
9.75%, 07/15/27 (a)	3,175	3,345
Aramark Services, Inc.
6.38%, 05/01/25 (a)	4,509	4,656
4.75%, 06/01/26	1,571	1,526
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	610	592
4.75%, 03/01/30 (a)	614	599
Beazer Homes USA, Inc.
5.88%, 10/15/27	5,423	5,180
Boyd Gaming Corporation
8.63%, 06/01/25 (a)	2,426	2,536
6.38%, 04/01/26	6,444	6,124
Carnival Corporation
11.50%, 04/01/23 (a)	3,547	3,838
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	1,696	1,627
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	1,578	1,587
Dana Corporation
5.38%, 11/15/27	1,341	1,332
5.63%, 06/15/28	785	779
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	5,641	5,824
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	5,976	5,812
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	3,153	3,259
Ford Motor Company
8.50%, 04/21/23	2,174	2,299
9.00%, 04/22/25	2,174	2,351
4.35%, 12/08/26 (b)	2,500	2,331
6.63%, 10/01/28	2,809	2,814
9.63%, 04/22/30 (b)	2,174	2,577
7.45%, 07/16/31	2,753	2,899
General Motors Company
6.13%, 10/01/25	839	943
6.80%, 10/01/27	1,224	1,423
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	1,086	1,086
5.75%, 05/01/28 (a)	1,086	1,101
	Shares/Par[1]	Value ($)
Hyatt Hotels Corporation
5.38%, 04/23/25 (d)	552	584
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (e)	1,577	1,603
International Game Technology PLC
5.25%, 01/15/29 (a)	2,010	1,963
IRB Holding Corp.
7.00%, 06/15/25 (a)	3,046	3,137
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a) (b)	1,027	950
KB Home
7.63%, 05/15/23	5,237	5,708
4.80%, 11/15/29	6,966	6,841
L Brands, Inc.
6.88%, 07/01/25 (a)	1,559	1,609
9.38%, 07/01/25 (a)	1,248	1,254
7.50%, 06/15/29	11,178	9,824
M.D.C. Holdings, Inc.
3.85%, 01/15/30	5,235	5,032
6.00%, 01/15/43	3,000	3,158
Macy's, Inc.
8.38%, 06/15/25 (a)	4,382	4,363
Marriott International, Inc.
5.75%, 05/01/25 (d)	3,759	4,092
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	1,723	1,760
6.50%, 09/15/26	3,700	3,739
Mattel, Inc.
5.88%, 12/15/27 (a) (b)	6,071	6,257
MCE Finance Limited
5.38%, 12/04/29 (a)	2,784	2,778
MGM Resorts International
5.75%, 06/15/25	2,849	2,830
5.50%, 04/15/27	2,800	2,702
Mileage Plus Holdings LLC
6.50%, 06/20/27 (a)	1,156	1,157
New Golden Nugget Inc.
8.75%, 10/01/25 (a)	3,182	1,872
Newell Brands Inc.
4.88%, 06/01/25	1,468	1,536
4.70%, 04/01/26 (d)	4,995	5,242
PetSmart, Inc.
5.88%, 06/01/25 (a)	5,513	5,532
Picasso Finance Sub, Inc.
6.13%, 06/15/25 (a)	1,807	1,840
QVC, Inc.
4.75%, 02/15/27	1,389	1,343
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	8,200	8,157
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	2,609	2,666
Sally Holdings, LLC
5.63%, 12/01/25	2,732	2,653
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	3,666	3,402
8.25%, 03/15/26 (a)	8,147	7,230
7.00%, 05/15/28 (a)	1,489	1,189
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 (a)	5,155	4,877
Staples, Inc.
7.50%, 04/15/26 (a)	4,900	3,855
10.75%, 04/15/27 (a)	7,111	4,330
Stars Group Holdings B.V.
7.00%, 07/15/26 (a)	4,808	5,071
Station Casinos LLC
4.50%, 02/15/28 (a)	3,313	2,782
Stena International S.A R.L.
6.13%, 02/01/25 (a)	6,053	5,649
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (a)	2,733	2,838
Viking Cruises Limited
5.88%, 09/15/27 (a)	1,307	780
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	6,270	4,722

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

300

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Williams Scotsman International, Inc.
6.88%, 08/15/23 (a)	3,941	4,063
Wyndham Destinations, Inc.
5.40%, 04/01/24 (f)	5,000	4,822
5.75%, 04/01/27 (d)	640	623
		236,339
Energy 11.8%
Antero Midstream Partners LP
5.38%, 09/15/24	2,648	2,258
5.75%, 03/01/27 - 01/15/28 (a)	3,869	3,095
Antero Resources Corp.
5.00%, 03/01/25 (b)	2,792	1,658
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	2,300	2,118
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	3,090	2,656
7.00%, 11/01/26 (a)	2,594	1,683
Baytex Energy Corp.
8.75%, 04/01/27 (a)	2,380	1,184
Buckeye Partners, L.P.
5.85%, 11/15/43	1,728	1,502
5.60%, 10/15/44	1,477	1,216
Callon Petroleum Company
6.38%, 07/01/26	6,244	2,121
Cenovus Energy Inc.
6.75%, 11/15/39	2,637	2,580
5.40%, 06/15/47	2,567	2,208
Chaparral Energy, Inc.
8.75%, 07/15/23 (a)	5,397	501
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	2,583	2,834
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	2,840	2,830
5.63%, 10/01/26	11,788	11,700
4.50%, 10/01/29	1,094	1,067
CNX Resources Corporation
7.25%, 03/14/27 (a) (b)	2,868	2,639
Comstock Resources, Inc.
9.75%, 08/15/26	3,278	3,059
Continental Resources, Inc.
4.50%, 04/15/23	4,095	3,913
3.80%, 06/01/24	7,189	6,785
Diamondback Energy, Inc.
4.75%, 05/31/25	732	783
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	162	163
5.50%, 01/30/26 (a)	3,013	2,891
5.75%, 01/30/28 (a)	2,883	2,777
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (c)	1,565	1,236
6.75%, (callable at 100 beginning 05/15/25) (c)	5,249	4,458
7.13%, (callable at 100 beginning 05/15/30) (c)	2,728	2,341
5.25%, 04/15/29	3,749	4,092
Enlink Midstream, LLC
5.38%, 06/01/29	2,575	1,932
EQM Midstream Partners, LP
4.13%, 12/01/26	5,573	5,099
6.50%, 07/01/27 (a)	2,452	2,510
EQT Corporation
6.13%, 02/01/25 (b) (d)	4,205	4,190
7.00%, 02/01/30 (d)	1,800	1,853
Everest Acquisition, LLC
0.00%, 11/29/24 (a) (g) (h)	2,895	50
Hess Midstream Operations LP
5.13%, 06/15/28 (a)	2,447	2,354
MEG Energy Corp.
6.50%, 01/15/25 (a)	2,740	2,554
7.13%, 02/01/27 (a)	5,200	4,320
Murphy Oil Corporation
5.75%, 08/15/25	3,761	3,396
Newfield Exploration Co.
5.63%, 07/01/24	5,038	4,786
Noble Corporation
7.88%, 02/01/26 (a)	3,920	935
	Shares/Par[1]	Value ($)
NuStar Logistics, L.P.
6.75%, 02/01/21	4,477	4,455
Occidental Petroleum Corporation
2.70%, 02/15/23	3,286	2,986
6.95%, 07/01/24	6,706	6,567
2.90%, 08/15/24	3,626	3,100
3.20%, 08/15/26	4,738	3,830
8.88%, 07/15/30	2,690	2,692
7.50%, 05/01/31	3,368	3,132
6.45%, 09/15/36	7,928	6,830
4.30%, 08/15/39	5,744	3,962
Parsley Energy, LLC
5.25%, 08/15/25 (a)	3,000	2,880
PBF Holding Company LLC
6.00%, 02/15/28 (a)	3,145	2,633
SM Energy Company
6.63%, 01/15/27	8,318	4,108
Southwestern Energy Company
7.50%, 04/01/26 (b)	3,652	3,199
7.75%, 10/01/27	3,076	2,690
Targa Resource Corporation
5.13%, 02/01/25	5,773	5,551
5.00%, 01/15/28	6,221	5,848
5.50%, 03/01/30 (a)	8,019	7,718
Transocean Inc
7.50%, 01/15/26 (a)	7,340	4,001
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	4,777	4,218
Transocean Proteus Limited
6.25%, 12/01/24 (a)	5,885	5,409
Valaris PLC
7.75%, 02/01/26	3,422	255
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,675	1,639
Western Midstream Operating, LP
5.25%, 02/01/50 (d)	5,663	4,904
White Star Petroleum, LLC
0.00%, 09/15/22 (a) (g) (h) (i)	5,000	—
WPX Energy, Inc.
5.25%, 09/15/24	2,044	2,020
5.88%, 06/15/28	1,963	1,880
4.50%, 01/15/30	3,087	2,726
		211,560
Financials 11.8%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	1,266	1,259
AerCap Ireland Capital Designated Activity Company
2.88%, 08/14/24	2,594	2,451
6.50%, 07/15/25	1,250	1,308
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 - 08/15/27 (a)	6,800	6,783
Avolon Holdings Funding Limited
3.25%, 02/15/27 (a)	5,184	4,221
CIT Group Inc.
4.75%, 02/16/24	5,760	5,837
5.25%, 03/07/25	743	771
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (c)	5,806	5,450
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,794	3,888
8.25%, 03/01/27 (a) (b)	3,378	3,470
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (c)	8,520	8,914
Diamond Finance International Limited
7.13%, 06/15/24 (a)	1,578	1,637
6.02%, 06/15/26 (a)	5,694	6,514
eG Global Finance PLC
8.50%, 10/30/25 (a)	2,890	2,970
Ford Motor Credit Company LLC
3.20%, 01/15/21	2,200	2,170
5.60%, 01/07/22	2,195	2,207
3.09%, 01/09/23	1,640	1,562
3.10%, 05/04/23	4,700	4,454
3.66%, 09/08/24	2,280	2,149

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

301

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
4.06%, 11/01/24	2,333	2,224
5.13%, 06/16/25 (b)	2,122	2,120
4.27%, 01/09/27	2,500	2,338
General Motors Financial Company, Inc.
5.20%, 03/20/23	2,567	2,743
HUB International Limited
7.00%, 05/01/26 (a)	4,541	4,540
Icahn Enterprises L.P.
4.75%, 09/15/24	6,894	6,517
6.25%, 05/15/26	9,579	9,577
IHS Luxembourg S.A R.L.
6.50%, 06/01/26 (a) (b)	6,000	6,216
James Hardie International Finance Designated Activity Company
4.75%, 01/15/25 (a)	941	957
5.00%, 01/15/28 (a)	3,726	3,835
JPMorgan Chase & Co.
4.49%, (callable at 100 beginning 11/01/20) (c)	7,336	6,898
4.60%, (callable at 100 beginning 02/01/25) (c)	1,662	1,481
5.00%, (callable at 100 beginning 08/01/24) (c)	5,380	5,188
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (a)	71	69
5.88%, 11/01/24 (a)	3,741	3,591
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (c)	3,740	3,908
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	3,574	3,544
Markel Corporation
6.00%, (callable at 100 beginning 06/01/25) (c)	4,346	4,418
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (c)	2,971	2,724
Navient Corporation
7.25%, 09/25/23	5,433	5,309
5.88%, 10/25/24	4,383	4,118
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	660	659
Nordic Aviation Capital DAC
3.79%, 02/27/23 (i) (j)	2,500	1,888
5.83%, 03/14/26 (i) (j)	5,000	3,575
Petershill II LP
5.00%, 07/15/39 (i) (j)	3,601	3,582
Rassman, Joel H.
3.80%, 11/01/29	8,374	8,419
Resideo Funding Inc.
6.13%, 11/01/26 (a)	1,953	1,907
Springleaf Finance Corporation
6.13%, 03/15/24	2,942	2,986
8.88%, 06/01/25	1,716	1,837
7.13%, 03/15/26	6,005	6,213
6.63%, 01/15/28	1,555	1,537
Syngenta Finance N.V.
3.93%, 04/23/21 (a)	1,819	1,831
4.44%, 04/24/23 (a)	971	1,018
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	3,800	3,962
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	8,334	7,961
Washington Mutual Bank, FA
0.00%, 06/15/11 (g) (h)	1,500	—
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	4,355	4,476
Ziggo B.V.
4.88%, 01/15/30 (a)	5,200	5,174
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	3,690	3,739
		211,094
Health Care 9.6%
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	8,727	8,842
5.50%, 11/01/25 (a)	1,907	1,954
8.50%, 01/31/27 (a)	20,388	21,727
5.75%, 08/15/27 (a)	4,733	5,014
7.00%, 01/15/28 (a)	1,559	1,608
6.25%, 02/15/29 (a)	1,707	1,717
	Shares/Par[1]	Value ($)
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	611	635
Centene Corporation
4.75%, 01/15/25	3,146	3,220
5.25%, 04/01/25 (a)	11,207	11,540
5.38%, 08/15/26 (a)	2,195	2,283
4.25%, 12/15/27	4,399	4,539
4.63%, 12/15/29	4,891	5,160
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	4,349	4,526
Community Health Systems, Inc.
6.25%, 03/31/23	989	932
8.63%, 01/15/24 (a)	3,130	3,063
6.63%, 02/15/25 (a)	4,869	4,643
8.00%, 03/15/26 (a)	4,010	3,791
Endo Designated Activity Company
9.50%, 07/31/27 (a)	4,102	4,324
6.00%, 06/30/28 (a)	4,106	2,648
HCA Inc.
5.38%, 09/01/26	1,511	1,643
4.50%, 02/15/27	4,000	4,452
3.50%, 09/01/30	11,421	10,948
5.13%, 06/15/39	2,125	2,473
IQVIA Inc.
5.00%, 10/15/26 - 05/15/27 (a)	4,764	4,880
Mednax, Inc.
6.25%, 01/15/27 (a)	4,320	4,320
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	697	699
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	4,317	4,014
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	1,978	2,013
7.25%, 02/01/28 (a)	1,552	1,576
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	4,174	4,280
Polaris Intermediate School
8.50%, 12/01/22 (a) (e)	5,900	5,197
Tenet Healthcare Corporation
8.13%, 04/01/22	5,116	5,359
4.63%, 07/15/24	928	909
7.50%, 04/01/25 (a)	4,114	4,367
5.13%, 05/01/25	3,600	3,484
7.00%, 08/01/25 (b)	1,966	1,931
4.88%, 01/01/26 (a)	9,774	9,577
5.13%, 11/01/27 (a)	5,161	5,105
4.63%, 06/15/28 (a)	1,594	1,562
		170,955
Industrials 7.6%
Aircastle Limited
4.25%, 06/15/26	10,622	9,743
American Airlines, Inc.
11.75%, 07/15/25 (a)	4,530	4,255
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	3,386	3,454
5.25%, 08/01/26 (a)	2,294	2,408
4.00%, 05/01/28 (a)	2,709	2,709
Bombardier Inc.
7.50%, 03/15/25 (a)	6,173	4,022
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	1,821	1,864
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	7,084	7,035
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	4,950	4,804
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (c)	2,070	1,625
3.45%, 05/01/27	758	777
Howmet Aerospace Inc.
6.88%, 05/01/25	3,636	3,950
Masonite International Corporation
5.38%, 02/01/28 (a)	2,435	2,493
Meritor, Inc.
6.25%, 06/01/25 (a)	1,548	1,569

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

302

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Navistar International Corporation
6.63%, 11/01/25 (a)	7,434	7,049
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	1,945	1,822
4.50%, 03/15/23 (a)	1,666	1,522
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	9,694	10,048
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	7,614	7,659
Sensata Technologies B.V.
5.63%, 11/01/24 (a)	1,364	1,451
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (a)	3,000	3,132
Standard Industries Inc.
6.00%, 10/15/25 (a)	3,000	3,088
4.75%, 01/15/28 (a)	4,042	4,098
Tempo Acquisition, LLC
5.75%, 06/01/25 (a)	2,550	2,612
6.75%, 06/01/25 (a)	3,986	4,043
TransDigm Inc.
8.00%, 12/15/25 (a)	1,157	1,215
6.25%, 03/15/26 (a)	12,170	12,174
5.50%, 11/15/27	4,175	3,643
TransDigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,759
United Rentals (North America), Inc.
3.88%, 11/15/27	7,849	7,824
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	1,337	1,351
Vertical Holdco GmbH
7.63%, 07/15/28 (a)	671	671
Vertical US Newco Inc
5.25%, 07/15/27 (a)	1,154	1,154
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	4,356	4,463
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)	2,334	2,461
7.25%, 06/15/28 (a)	1,867	1,968
		135,915
Materials 6.2%
ARD Finance S.A.
6.50%, 06/30/27 (a) (e)	5,220	5,169
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (a)	2,203	2,256
5.25%, 08/15/27 (a)	2,641	2,593
Berry Global Escrow Corporation
4.88%, 07/15/26 (a)	8,407	8,528
Berry Global, Inc.
5.13%, 07/15/23	2,471	2,487
Cascades Inc.
5.13%, 01/15/26 (a)	916	933
5.38%, 01/15/28 (a)	1,243	1,267
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a)	2,519	2,444
7.38%, 06/05/27 (a)	1,901	1,931
5.45%, 11/19/29 (a)	7,761	7,178
CF Industries, Inc.
5.15%, 03/15/34	2,582	2,764
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (a)	1,233	1,195
5.88%, 06/01/27 (b)	2,320	1,914
Flex Acquisition Company, Inc.
7.88%, 07/15/26 (a)	2,725	2,641
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (a)	7,837	8,108
Freeport-McMoRan Inc.
3.88%, 03/15/23	3,287	3,292
5.00%, 09/01/27	4,600	4,627
5.40%, 11/14/34	8,203	8,275
5.45%, 03/15/43	1,570	1,543
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	1,711	1,489
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	4,690	4,246
	Shares/Par[1]	Value ($)
Mercer International Inc.
7.38%, 01/15/25	4,900	4,897
NOVA Chemicals Corporation
5.25%, 08/01/23 - 06/01/27 (a)	6,072	5,494
4.88%, 06/01/24 (a)	4,154	3,865
Novelis Corporation
4.75%, 01/30/30 (a)	3,145	3,005
PolyOne Corporation
5.75%, 05/15/25 (a)	3,117	3,208
Sealed Air Corporation
4.00%, 12/01/27 (a) (b)	4,466	4,466
Silgan Holdings Inc.
4.13%, 02/01/28 (a)	2,826	2,807
The Chemours Company
6.63%, 05/15/23	3,430	3,283
5.38%, 05/15/27	2,959	2,681
United States Steel Corporation
12.00%, 06/01/25 (a)	2,036	2,086
		110,672
Consumer Staples 5.2%
Albertsons Companies, Inc.
6.63%, 06/15/24	5,200	5,368
Cott Holdings Inc.
5.50%, 04/01/25 (a)	5,742	5,782
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	1,626	1,674
Energizer Holdings, Inc.
6.38%, 07/15/26 (a)	3,138	3,246
JBS Investments II GmbH
7.00%, 01/15/26 (a)	5,163	5,421
5.75%, 01/15/28 (a)	1,000	1,010
JBS USA Food Company
6.50%, 04/15/29 (a)	3,984	4,226
Kraft Foods Group, Inc.
5.00%, 06/04/42	4,422	4,590
Kraft Heinz Foods Company
3.88%, 05/15/27 (a)	3,030	3,166
4.25%, 03/01/31 (a)	3,030	3,206
4.63%, 10/01/39 (a)	7,910	7,927
4.88%, 10/01/49 (a)	6,006	6,166
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	2,906	2,723
Performance Food Group, Inc.
6.88%, 05/01/25 (a)	397	414
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	6,173	6,154
5.88%, 09/30/27 (a)	3,734	3,736
Post Holdings, Inc.
5.63%, 01/15/28 (a)	6,100	6,299
4.63%, 04/15/30 (a)	2,855	2,804
Safeway Inc.
5.88%, 02/15/28 (a)	5,697	5,877
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	6,278	6,246
Spectrum Brands, Inc.
5.75%, 07/15/25	1,462	1,500
Verscend Holding Corp.
9.75%, 08/15/26 (a)	5,896	6,352
		93,887
Information Technology 3.6%
ams AG
7.00%, 07/31/25 (a)	2,660	2,653
Banff Merger Sub Inc.
9.75%, 09/01/26 (a)	1,903	1,917
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	1,580	1,657
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	792	764
Commscope, Inc.
7.13%, 07/01/28 (a)	4,535	4,533
Dell Inc.
6.50%, 04/15/38	1,964	2,109
Entegris, Inc.
4.38%, 04/15/28 (a)	2,838	2,893

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

303

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Gartner, Inc.
4.50%, 07/01/28 (a)	1,315	1,328
Microchip Technology Incorporated
4.25%, 09/01/25 (a)	1,652	1,662
NCR Corporation
8.13%, 04/15/25 (a)	2,295	2,434
5.75%, 09/01/27 (a)	4,103	4,098
Open Text Corporation
3.88%, 02/15/28 (a)	4,156	4,001
4.13%, 02/15/30 (a)	3,409	3,347
Presidio Holdings, Inc.
4.88%, 02/01/27 (a)	2,546	2,488
8.25%, 02/01/28 (a)	2,695	2,700
Radiate HoldCo, LLC
6.63%, 02/15/25 (a)	5,722	5,723
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	5,000	5,116
ViaSat, Inc.
5.63%, 09/15/25 (a)	4,535	4,400
5.63%, 04/15/27 (a) (b)	3,648	3,742
6.50%, 07/15/28 (a)	3,091	3,092
Western Digital Corporation
4.75%, 02/15/26	3,566	3,691
		64,348
Utilities 1.9%
Calpine Corporation
5.25%, 06/01/26 (a)	8,642	8,733
4.50%, 02/15/28 (a)	2,583	2,536
Pacific Gas And Electric Company
5.00%, 07/01/28	1,336	1,329
5.25%, 07/01/30	2,210	2,221
The AES Corporation
5.50%, 04/15/25	11,041	11,326
3.30%, 07/15/25 (a)	2,633	2,704
5.13%, 09/01/27	4,681	4,859
3.95%, 07/15/30 (a)	747	763
		34,471
Real Estate 1.2%
CSL Capital, LLC
6.00%, 04/15/23 (a)	1,715	1,679
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	3,043	3,190
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	5,419	5,242
MGM Growth Properties Operating Partnership LP
4.63%, 06/15/25 (a)	1,561	1,536
5.75%, 02/01/27	2,572	2,667
4.50%, 01/15/28	225	220
Uniti Group Inc.
7.88%, 02/15/25 (a)	2,050	2,082
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,995	1,912
3.75%, 02/15/27 (a)	2,221	2,085
4.63%, 12/01/29 (a)	598	586
		21,199
Total Corporate Bonds And Notes (cost $1,681,076)		1,648,056
SENIOR FLOATING RATE INSTRUMENTS 3.6%
Consumer Discretionary 0.8%
Adient US LLC
USD Term Loan B16, 4.18%, (1M LIBOR + 4.00%), 05/03/24 (k)	2,300	2,203
USD Term Loan B11, 4.47%, (3M LIBOR + 4.00%), 05/03/24 (k)	777	744
Bass Pro Group, LLC
Term Loan B, 6.07%, (1M LIBOR + 5.00%), 11/15/23 (k)	4,714	4,524
Caesars Resort Collection, LLC
Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/19/25 (k) (l)	1,680	1,576
Mileageplus
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.25%), 12/31/23 (k) (l)	1,660	1,647
	Shares/Par[1]	Value ($)
Mohegan Tribal Gaming Authority
2018 1st Lien Term Loan, 5.38%, (3M LIBOR + 4.38%), 10/30/23 (k)	1,579	1,290
Panther BF Aggregator 2 LP
2017 Term Loan B, 3.68%, (1M LIBOR + 3.50%), 03/13/26 (k)	2,669	2,535
		14,519
Communication Services 0.7%
Frontier Communications Corporation
2019 Term Loan, 5.21%, (PRIME + 2.75%), 05/31/24 (k)	15	15
2019 Term Loan, 5.35%, (1M LIBOR + 3.75%), 05/31/24 (k)	4,556	4,428
iHeartCommunications, Inc.
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 05/01/26 (k)	2,169	1,994
Windstream Holdings Inc.
DIP Term Loan, 2.68%, (1M LIBOR + 2.50%), 03/08/21 (k)	3,077	3,019
Zayo Group Holdings, Inc.
USD Term Loan, 3.18%, (1M LIBOR + 3.00%), 02/20/27 (k)	2,503	2,370
		11,826
Health Care 0.6%
Alphabet Holding Company, Inc.
USD 2nd Lien Term Loan, 3.68%, (1M LIBOR + 3.50%), 08/15/24 (k)	5,316	4,992
MPH Acquisition Holdings LLC
2018 1st Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/07/23 (k)	3,000	2,846
RegionalCare Hospital Partners Holdings, Inc.
2017 1st Lien Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/09/25 (k)	2,776	2,595
		10,433
Information Technology 0.6%
Almonde, Inc.
2019 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (k)	356	310
USD 1st Lien Term Loan, 4.50%, (6M LIBOR + 3.50%), 04/26/24 (k)	1,914	1,668
USD 1st Lien Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (k)	391	341
Banff Merger Sub Inc
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 06/30/25 (k)	3,217	3,036
Cornerstone OnDemand, Inc.
2020 Term Loan B, 5.35%, (3M LIBOR + 4.25%), 04/22/27 (k)	2,600	2,556
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.38%, (3M LIBOR + 4.00%), 08/09/25 (k)	2,569	2,133
		10,044
Materials 0.3%
BWAY Holding Company
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 04/03/24 (k)	2,904	2,600
Flex Acquisition Company, Inc.
2019 Term Loan B, 4.43%, (3M LIBOR + 3.00%), 12/15/23 (k)	2,313	2,205
Proampac PG Borrower LLC
2017 Repriced Term Loan, 4.50%, (1M LIBOR + 3.50%), 11/18/23 (k)	334	318
2017 Term Loan, 4.50%, (3M LIBOR + 3.50%), 11/18/23 (k)	570	543
2017 Repriced Term Loan, 5.75%, (3M LIBOR + 3.50%), 11/18/23 (k)	2	2
		5,668
Energy 0.3%
Chesapeake Energy Corporation
7 Year Term Loan, 0.00%, 06/09/24 (g) (h)	4,965	2,848
Lower Cadence Holdings LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 05/10/26 (k)	2,579	2,282
		5,130

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

304

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Financials 0.2%
Acrisure, LLC
USD Term Loan B3, 3.68%, (1M LIBOR + 3.50%), 01/30/27 (k)	3,214	3,029
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M LIBOR + 3.25%), 04/25/26 (k)	1,316	1,255
		4,284
Industrials 0.1%
Dynasty Acquisition Co., Inc.
2020 Exit Term Loan A, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (k)	1,788	1,522
2020 Incremental Term Loan, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (k)	961	818
		2,340
Total Senior Floating Rate Instruments (cost $70,030)		64,244
INVESTMENT COMPANIES 1.2%
Eaton Vance Senior Floating-Rate Trust	223	2,521
SPDR Bloomberg Barclays High Yield Bond ETF	190	19,197
Total Investment Companies (cost $22,762)		21,718
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
Alaska Airlines Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27 (m)	1,700	1,721
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20	4,034	3,998
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	3,581	3,267
United Airlines, Inc.
Series 2012-B-2, 5.50%, 10/29/20	895	890
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,210)		9,876
COMMON STOCKS 0.1%
Energy 0.1%
MPLX LP	87	1,507
Prairie Provident Resources Inc. (g)	224	5
Titan Energy LLC (g)	75	3
		1,515
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (g)	335	349
Dish Network Corporation - Class A (g)	11	386
iHeartMedia, Inc. - Class A (b) (g)	17	138
		873
Materials 0.0%
Westrock Company, Inc.	—	3
Information Technology 0.0%
New Cotai LLC (g) (i)	—	—
Total Common Stocks (cost $8,328)		2,391
WARRANTS 0.1%
iHeartMedia, Inc. (g) (n)	124	934
Total Warrants (cost $2,288)		934
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (g) (i) (o)	56,599	—
Quicksilver Resources Inc. (g) (i) (o)	11,401	—
Vantage Drilling International (b) (g) (i) (o)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.7%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (p) (q)	47,421	47,421
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (p) (q)	36,775	36,775
Total Short Term Investments (cost $84,196)		84,196
Total Investments 102.3% (cost $1,878,890)		1,831,415
Other Derivative Instruments 0.0%		27
Other Assets and Liabilities, Net (2.3)%		(41,126)
Total Net Assets 100.0%		1,790,316
	Shares/Par[1]	Value ($)

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $991,271 and 55.4% of the Fund.

(b)   All or a portion of the security was on loan as of June 30, 2020.

(c)   Perpetual security. Next contractual call date presented, if applicable.

(d)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(g)  Non-income producing security.

(h)  As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(k)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l)  This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(m)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $1,700.

(n)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p)   Investment in affiliate.

(q)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 49.8%
Financials 15.4%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	3,150	3,153
6.50%, 07/15/25	2,582	2,702
AerCap Ireland Limited
4.63%, 10/30/20	223	224
AIA Group Limited
3.60%, 04/09/29 (a)	3,219	3,546
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (a)	2,096	2,152
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	3,532	3,217

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

305

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (b)	1,683	1,743
6.30%, (callable at 100 beginning 03/10/26) (b)	1,420	1,579
4.00%, 01/22/25	1,097	1,209
4.25%, 10/22/26	6,460	7,401
3.56%, 04/23/27	4,100	4,579
3.25%, 10/21/27	671	742
3.59%, 07/21/28	6,289	7,068
4.27%, 07/23/29	11,103	13,070
2.68%, 06/19/41	3,318	3,393
Barclays PLC
1.70%, 05/12/22 (c)	7,633	7,770
Capital One Financial Corporation
3.75%, 03/09/27	1,915	2,112
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (b)	2,697	2,532
4.45%, 09/29/27	2,105	2,400
3.89%, 01/10/28 (d)	1,525	1,716
3.52%, 10/27/28	3,638	4,031
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (b)	2,448	2,638
6.50%, 08/08/23 (a)	5,986	6,532
4.21%, 06/12/24 (a)	2,515	2,703
3.87%, 01/12/29 (a)	2,130	2,348
Diamond Finance International Limited
8.35%, 07/15/46 (a)	3,266	4,257
Ford Motor Credit Company LLC
5.13%, 06/16/25 (e)	1,845	1,843
General Motors Financial Company, Inc.
5.20%, 03/20/23	2,239	2,393
Glencore Funding LLC
4.88%, 03/12/29 (a)	3,890	4,359
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (b) (c)	2,500	2,525
1.39%, (3M USD LIBOR + 1.00%), 05/18/24 (d)	1,777	1,770
Icahn Enterprises L.P.
4.75%, 09/15/24	1,089	1,029
6.25%, 05/15/26	1,512	1,512
Intercontinental Exchange, Inc.
2.10%, 06/15/30	3,629	3,700
3.00%, 06/15/50	3,044	3,140
JPMorgan Chase & Co.
4.49%, (callable at 100 beginning 11/01/20) (b)	1,325	1,246
4.60%, (callable at 100 beginning 02/01/25) (b)	4,430	3,948
5.00%, (callable at 100 beginning 08/01/24) (b)	2,140	2,064
3.22%, 03/01/25	3,328	3,578
2.01%, 03/13/26	3,755	3,888
3.96%, 01/29/27	1,283	1,460
3.78%, 02/01/28 (d)	1,604	1,815
3.54%, 05/01/28	179	200
3.51%, 01/23/29	1,573	1,780
4.20%, 07/23/29	597	700
2.74%, 10/15/30	5,297	5,679
2.96%, 05/13/31	3,057	3,240
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (b)	1,902	1,988
3.87%, 07/09/25 (c)	5,233	5,690
Markel Corporation
6.00%, (callable at 100 beginning 06/01/25) (b)	3,088	3,139
5.00%, 05/20/49	874	1,084
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	5,467	5,987
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (b)	2,322	2,129
4.88%, 11/01/22	2,181	2,367
3.88%, 04/29/24	2,344	2,590
3.62%, 04/01/31	6,700	7,667
NatWest Markets PLC
2.38%, 05/21/23 (a)	4,100	4,192
Nordic Aviation Capital DAC
5.58%, 03/14/24 (f) (g)	3,095	2,337
Rassman, Joel H.
3.80%, 11/01/29 (e)	6,015	6,048
	Shares/Par[1]	Value ($)
Santander Holdings USA, Inc.
3.45%, 06/02/25	3,832	3,994
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (f) (g)	2,485	2,504
State Street Corporation
2.90%, 03/30/26 (a)	2,421	2,625
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,275	2,495
4.25%, 10/21/25	2,621	2,952
3.80%, 03/15/30	8,326	9,496
6.75%, 10/01/37	1,800	2,606
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	1,767	1,820
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	3,220	3,690
The Royal Bank of Scotland Group Public Limited Company
3.07%, 05/22/28 (c)	3,720	3,905
The Travelers Companies, Inc.
2.55%, 04/27/50	708	696
Truist Financial Corporation
4.95%, (callable at 100 beginning 09/01/25) (b)	2,887	2,959
U.S. Bancorp
3.00%, 07/30/29	774	843
UBS AG
1.75%, 04/21/22 (a)	2,960	3,015
Wells Fargo & Company
4.48%, 01/16/24	355	394
2.41%, 10/30/25	6,529	6,796
3.20%, 06/17/27	6,129	6,643
3.58%, 05/22/28 (d)	648	719
2.88%, 10/30/30	3,333	3,560
		253,616
Energy 7.0%
Aker BP ASA
3.75%, 01/15/30 (a)	8,170	7,747
Baker Hughes Holdings LLC
4.49%, 05/01/30	3,000	3,449
Canadian Natural Resources Limited
2.05%, 07/15/25	3,143	3,149
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	1,630	1,829
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	3,507	3,419
Chevron Corporation
2.00%, 05/11/27	3,810	3,983
Denbury Resources Inc.
9.00%, 05/15/21 (a)	500	194
Diamondback Energy, Inc.
4.75%, 05/31/25	1,320	1,411
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	316	303
5.75%, 01/30/28 (a)	316	304
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (b)	2,789	2,369
7.13%, (callable at 100 beginning 05/15/30) (b)	3,223	2,765
4.25%, 03/15/23	3,982	4,202
5.25%, 04/15/29	1,400	1,528
3.75%, 05/15/30	3,315	3,282
5.80%, 06/15/38	2,107	2,145
6.13%, 12/15/45	500	522
Energy Transfer Operating, L.P.
6.25%, 04/15/49	1,151	1,226
Enlink Midstream, LLC
4.15%, 06/01/25	1,558	1,197
Enterprise Products Operating LLC
3.13%, 07/31/29	6,694	7,171
4.20%, 01/31/50	2,476	2,762
EQM Midstream Partners, LP
4.13%, 12/01/26	2,520	2,306
Everest Acquisition, LLC
0.00%, 05/15/26 (a) (h) (i)	825	191
Exxon Mobil Corporation
3.48%, 03/19/30	6,339	7,226
2.61%, 10/15/30 (c)	1,200	1,280

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

306

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Marathon Petroleum Corporation
4.50%, 05/01/23	3,590	3,871
MEG Energy Corp.
7.13%, 02/01/27 (a)	593	493
MPLX LP
4.00%, 03/15/28	3,515	3,703
5.20%, 12/01/47	1,316	1,360
National Oilwell Varco, Inc.
3.60%, 12/01/29	3,285	3,199
Occidental Petroleum Corporation
3.50%, 08/15/29	4,086	2,989
4.30%, 08/15/39	549	379
4.40%, 08/15/49	602	412
Petroleos Mexicanos
2.29%, 02/15/24	1,304	1,321
Phillips 66
3.70%, 04/06/23	3,511	3,761
3.85%, 04/09/25	3,511	3,898
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	1,150	1,294
5.63%, 03/01/25	241	275
4.20%, 03/15/28	8,844	9,487
4.50%, 05/15/30 (a) (c)	2,300	2,541
Targa Resource Corporation
5.50%, 03/01/30 (a)	4,450	4,283
Transocean Pontus Limited
6.13%, 08/01/25 (a)	390	358
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	1,026	906
Transocean Proteus Limited
6.25%, 12/01/24 (a)	2,410	2,214
WPX Energy, Inc.
5.88%, 06/15/28	1,698	1,626
4.50%, 01/15/30	1,491	1,317
		115,647
Health Care 5.6%
AbbVie Inc.
2.95%, 11/21/26 (a)	7,756	8,425
4.05%, 11/21/39 (a)	1,859	2,170
Amgen Inc.
2.20%, 02/21/27	3,817	4,011
2.45%, 02/21/30	2,823	2,982
2.30%, 02/25/31	2,062	2,141
3.15%, 02/21/40	4,629	4,945
Ascension Health
2.53%, 11/15/29	1,248	1,338
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	333	341
8.50%, 01/31/27 (a)	595	634
5.75%, 08/15/27 (a)	1,085	1,149
7.00%, 01/15/28 (a)	186	192
Baxter International Inc.
3.75%, 10/01/25 (a)	1,385	1,579
3.95%, 04/01/30 (a)	411	487
Bristol-Myers Squibb Company
3.40%, 07/26/29 (a)	7,626	8,802
4.13%, 06/15/39 (a)	3,717	4,724
Centene Corporation
5.25%, 04/01/25 (a)	2,340	2,410
5.38%, 08/15/26 (a)	1,422	1,479
4.25%, 12/15/27	2,482	2,561
4.63%, 12/15/29	3,303	3,485
3.38%, 02/15/30	2,288	2,310
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	1,143	1,190
Cigna Holding Company
3.40%, 03/01/27 (a)	2,845	3,138
2.40%, 03/15/30	1,647	1,710
4.80%, 08/15/38	705	895
3.20%, 03/15/40	1,323	1,401
CVS Health Corporation
3.25%, 08/15/29	2,450	2,705
4.78%, 03/25/38	4,514	5,593
5.05%, 03/25/48	2,273	2,965
	Shares/Par[1]	Value ($)
Jaguar Holding Company II
4.63%, 06/15/25 (a)	481	489
5.00%, 06/15/28 (a)	481	492
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	482	483
Mylan Inc
5.20%, 04/15/48	764	940
Mylan N.V.
3.95%, 06/15/26	600	671
Perrigo Finance Unlimited Company
4.38%, 03/15/26	500	545
Providence St. Joseph Health
2.53%, 10/01/29	1,545	1,608
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	3,500	3,429
Upjohn Inc.
2.30%, 06/22/27 (a) (e)	839	866
3.85%, 06/22/40 (a) (e)	3,657	3,922
4.00%, 06/22/50 (a)	2,650	2,834
		92,041
Communication Services 5.0%
AT&T Inc.
1.50%, (3M USD LIBOR + 1.18%), 06/12/24 (d)	10,550	10,571
2.30%, 06/01/27	3,850	3,993
5.25%, 03/01/37	2,539	3,152
4.90%, 08/15/37	598	716
3.50%, 06/01/41	3,280	3,457
Booking Holdings Inc.
4.10%, 04/13/25	3,403	3,821
4.63%, 04/13/30	5,710	6,726
CCO Holdings, LLC
4.75%, 03/01/30 (a)	3,335	3,416
Charter Communications Operating, LLC
4.91%, 07/23/25	3,890	4,455
5.38%, 04/01/38	1,820	2,215
6.83%, 10/23/55	1,230	1,651
Comcast Corporation
4.60%, 10/15/38	1,550	1,973
3.75%, 04/01/40	971	1,140
3.40%, 07/15/46	1,950	2,164
4.70%, 10/15/48	1,460	1,947
Hughes Satellite Systems Corporation
5.25%, 08/01/26	1,675	1,732
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,715	1,767
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (b)	1,359	1,363
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	1,000	1,057
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	871	882
TEGNA Inc.
5.00%, 09/15/29 (a)	1,598	1,496
The Walt Disney Company
2.65%, 01/13/31	4,778	5,075
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	1,805	1,969
1.50%, 02/15/26 (a)	3,794	3,794
Verizon Communications Inc.
3.00%, 03/22/27	935	1,036
3.15%, 03/22/30	2,477	2,793
Vodafone Group Public Limited Company
5.00%, 05/30/38	4,290	5,376
VTR Comunicaciones SpA
5.13%, 01/15/28 (a)	1,583	1,615
VTR Finance B.V.
6.38%, 07/15/28 (a)	774	796
		82,148
Consumer Staples 4.1%
Altria Group, Inc.
2.35%, 05/06/25	2,413	2,538
3.40%, 05/06/30	1,525	1,641

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

307

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	2,804	3,145
4.90%, 02/01/46	4,863	5,899
Archer-Daniels-Midland Company
2.75%, 03/27/25	511	555
3.25%, 03/27/30	1,959	2,219
BAT Capital Corp.
4.91%, 04/02/30	6,187	7,256
4.39%, 08/15/37	2,096	2,285
Cargill, Incorporated
2.13%, 04/23/30 (a)	948	993
Energizer Holdings, Inc.
6.38%, 07/15/26 (a)	1,295	1,339
JBS Investments II GmbH
7.00%, 01/15/26 (a)	1,793	1,883
5.75%, 01/15/28 (a)	1,250	1,263
JBS USA Food Company
5.88%, 07/15/24 (a)	359	364
6.50%, 04/15/29 (a)	2,809	2,979
Kraft Heinz Foods Company
4.25%, 03/01/31 (a)	1,944	2,057
4.63%, 10/01/39 (a)	561	562
Mars, Incorporated
3.74%, 10/11/27 (f) (g)	1,200	1,402
3.95%, 04/01/49 (a)	3,430	4,278
PepsiCo, Inc.
3.63%, 03/19/50	3,475	4,212
Reynolds American Inc.
5.70%, 08/15/35	1,275	1,563
7.00%, 08/04/41	1,012	1,248
Safeway Inc.
3.50%, 02/15/23 (a)	2,314	2,343
Sysco Corporation
5.65%, 04/01/25 (j)	1,301	1,523
5.95%, 04/01/30 (j)	924	1,160
The Procter & Gamble Company
3.60%, 03/25/50	897	1,124
Walmart Inc.
2.85%, 07/08/24	4,845	5,250
3.25%, 07/08/29	4,229	4,916
2.95%, 09/24/49	1,749	1,974
		67,971
Consumer Discretionary 3.5%
Adient US LLC
9.00%, 04/15/25 (a)	1,006	1,084
Amazon.com, Inc.
2.50%, 06/03/50	1,710	1,734
Carnival Corporation
11.50%, 04/01/23 (a)	3,313	3,585
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	2,235	2,245
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,575	3,691
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	1,872	1,935
Ford Motor Company
8.50%, 04/21/23	902	954
9.00%, 04/22/25	908	982
9.63%, 04/22/30 (e)	902	1,069
General Motors Company
6.13%, 10/01/25	1,496	1,681
6.80%, 10/01/27	1,088	1,265
GLP Financing, LLC
5.75%, 06/01/28	343	378
5.30%, 01/15/29	2,975	3,220
Hanesbrands Inc.
5.38%, 05/15/25 (a)	1,898	1,921
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	898	898
5.75%, 05/01/28 (a)	898	910
Hyatt Hotels Corporation
5.38%, 04/23/25 (j)	1,203	1,273
M.D.C. Holdings, Inc.
6.00%, 01/15/43	299	315
	Shares/Par[1]	Value ($)
Macy's, Inc.
8.38%, 06/15/25 (a)	1,521	1,515
Marriott International, Inc.
5.75%, 05/01/25 (j)	3,105	3,380
Mileage Plus Holdings LLC
6.50%, 06/20/27 (a)	1,011	1,012
Newell Brands Inc.
4.88%, 06/01/25	1,308	1,369
NIKE, Inc.
3.25%, 03/27/40	2,068	2,315
Northwestern University
2.64%, 12/01/50	1,088	1,134
NVR, Inc.
3.00%, 05/15/30	3,803	3,976
Ross Stores, Inc.
4.60%, 04/15/25	4,697	5,397
4.80%, 04/15/30	1,631	1,953
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	646	673
Starbucks Corporation
2.25%, 03/12/30	4,105	4,267
The Home Depot, Inc.
3.35%, 04/15/50	2,047	2,353
		58,484
Utilities 3.4%
Ameren Illinois Company
4.50%, 03/15/49	2,565	3,353
Commonwealth Edison Company
3.75%, 08/15/47	3,199	3,770
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	2,293	2,759
DPL Inc.
4.13%, 07/01/25 (a)	2,344	2,345
Edison International
4.95%, 04/15/25	577	635
Enel S.p.A
8.75%, 09/24/73 (a) (d)	1,472	1,673
Exelon Corporation
5.10%, 06/15/45	1,906	2,466
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43 (d)	1,071	1,064
Nevada Power Company
3.70%, 05/01/29	4,256	4,952
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/25	2,840	3,075
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	2,490	2,706
Pacific Gas And Electric Company
2.10%, 08/01/27 (e)	1,305	1,289
5.00%, 07/01/28	765	761
2.50%, 02/01/31 (e)	5,157	5,042
3.30%, 08/01/40 (e)	2,452	2,389
Southern California Edison Company
4.13%, 03/01/48	1,251	1,461
3.65%, 02/01/50	2,327	2,566
The AES Corporation
3.30%, 07/15/25 (a)	3,790	3,892
The Narragansett Electric Company
3.40%, 04/09/30 (a)	1,014	1,142
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,718	1,777
3.70%, 01/30/27 (a)	6,220	6,439
		55,556
Materials 2.2%
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,250	1,312
5.38%, 04/01/25 (a)	3,551	4,013
4.88%, 05/14/25 (a)	3,235	3,599
4.75%, 04/10/27 (a)	2,914	3,243
5.63%, 04/01/30 (a)	2,200	2,658
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	2,564	2,371

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

308

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
CF Industries, Inc.
4.50%, 12/01/26 (a)	7,990	8,797
Ecolab Inc.
4.80%, 03/24/30	1,053	1,334
Freeport-McMoRan Inc.
5.00%, 09/01/27	1,345	1,353
5.40%, 11/14/34	900	908
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	2,900	2,698
Samarco Mineracao S/A
0.00%, 11/01/22 - 09/26/24 (a) (h) (i)	685	354
Teck Resources Limited
3.90%, 07/15/30 (a)	2,823	2,813
		35,453
Industrials 1.9%
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	3,101	3,255
4.25%, 11/01/29 (a)	948	947
General Dynamics Corporation
4.25%, 04/01/40	2,715	3,378
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b)	10,410	8,173
3.45%, 05/01/27	855	877
3.63%, 05/01/30	1,969	1,976
Hillenbrand, Inc.
4.50%, 09/15/26 (j)	439	441
Howmet Aerospace Inc.
6.88%, 05/01/25	949	1,031
IDEX Corporation
3.00%, 05/01/30	1,778	1,837
Lockheed Martin Corporation
1.85%, 06/15/30	989	1,014
2.80%, 06/15/50	931	982
Moog Inc.
4.25%, 12/15/27 (a)	1,047	1,021
Northrop Grumman Corporation
4.40%, 05/01/30	1,297	1,570
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	4,275	4,005
United Rentals (North America), Inc.
3.88%, 11/15/27	1,283	1,279
		31,786
Information Technology 1.2%
Broadcom Corporation
3.88%, 01/15/27	1,510	1,633
Broadcom Inc.
4.25%, 04/15/26 (a)	3,240	3,607
Dell International L.L.C.
5.85%, 07/15/25 (a)	2,755	3,165
4.90%, 10/01/26 (a) (j)	1,640	1,806
Equifax Inc.
2.60%, 12/01/24 - 12/15/25	2,568	2,720
Hewlett Packard Enterprise Company
4.45%, 10/02/23	3,541	3,870
Microsoft Corporation
3.95%, 08/08/56	2,226	2,879
2.68%, 06/01/60	429	448
		20,128
Real Estate 0.5%
Boston Properties Limited Partnership
2.90%, 03/15/30	3,572	3,733
Simon Property Group, L.P.
2.45%, 09/13/29	2,604	2,584
VICI Properties Inc.
4.25%, 12/01/26 (a)	822	788
4.63%, 12/01/29 (a)	379	372
		7,477
Total Corporate Bonds And Notes (cost $778,743)		820,307
GOVERNMENT AND AGENCY OBLIGATIONS 37.9%
Mortgage-Backed Securities 26.4%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 05/01/50	9,035	9,454
2.00%, 02/01/35 - 06/01/35	5,193	5,376
	Shares/Par[1]	Value ($)
5.00%, 02/01/38 - 11/01/41	1,594	1,827
4.50%, 03/01/42 - 11/01/48	2,743	3,019
3.00%, 07/01/32 - 12/01/49	58,355	61,688
4.00%, 10/01/45 - 03/01/49	10,908	11,674
3.00%, 05/01/34 - 11/01/46 (k)	4,733	4,985
3.50%, 04/01/42 - 08/01/49	28,247	29,871
Federal National Mortgage Association, Inc.
TBA, 2.00%, 07/15/31 (k)	2,950	3,051
2.50%, 01/01/31 - 05/01/50	26,848	28,101
2.00%, 03/01/35	2,659	2,750
5.00%, 06/01/35 - 05/01/42	1,633	1,867
4.50%, 08/01/40 - 07/01/49	18,871	20,487
3.50%, 11/01/42 - 11/01/49	40,242	42,766
4.00%, 10/01/44 - 09/01/49	40,326	43,042
3.50%, 01/01/46 - 05/01/46	2,318	2,467
4.50%, 08/01/46	2,005	2,192
3.00%, 04/01/31 - 11/01/46	3,807	4,015
3.50%, 12/01/47 (k)	4,068	4,292
4.00%, 01/01/48 (k)	9,031	9,618
TBA, 2.50%, 07/15/33 - 07/15/48 (k)	16,645	17,391
TBA, 3.00%, 07/15/48 (k)	6,154	6,479
3.00%, 09/01/32 - 03/01/50	31,030	32,896
Government National Mortgage Association
5.00%, 08/20/41	452	513
3.50%, 08/20/46	2,812	3,004
3.00%, 10/20/46 - 12/20/46	4,000	4,248
TBA, 2.50%, 07/15/47 (k)	2,850	2,999
TBA, 3.00%, 07/15/48 (k)	2,840	3,007
3.50%, 06/20/43 - 01/20/50	37,001	39,323
4.50%, 12/20/48 - 02/20/49	6,753	7,229
4.00%, 05/20/44 - 05/20/49	9,968	10,692
3.00%, 07/20/45 - 01/20/50	13,155	13,957
		434,280
U.S. Treasury Note 7.0%
Treasury, United States Department of
1.38%, 01/31/25	14,600	15,335
2.13%, 05/15/25	3,321	3,615
2.88%, 07/31/25 - 08/15/28	8,986	10,458
2.25%, 11/15/25	33,031	36,391
1.88%, 06/30/26	4,480	4,869
1.50%, 10/31/24 - 08/15/26	36,891	39,043
0.63%, 03/31/27	5,250	5,301
		115,012
U.S. Treasury Bond 4.0%
Treasury, United States Department of
3.75%, 08/15/41	7,348	10,823
3.13%, 11/15/41	11,725	15,869
2.50%, 02/15/45 - 02/15/46	22,668	28,005
3.00%, 02/15/48	8,635	11,812
		66,509
Sovereign 0.3%
Abu Dhabi, Government of
3.13%, 04/16/30 - 09/30/49 (a)	3,589	3,850
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.30%, 06/23/25 (a)	1,698	1,700
		5,550
Municipal 0.2%
Dormitory Authority State of New York
3.19%, 02/15/43	3,055	3,325
Total Government And Agency Obligations (cost $594,097)		624,676
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.3%
Alaska Airlines Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27 (k)	2,500	2,531
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20	963	954
Series 2016-AA-2, 3.20%, 06/15/28	2,568	2,410
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	6,596	6,611
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	5,329	5,381
Series 2019-A2A-1, 2.93%, 02/18/21	1,113	1,116
Series 2019-A3-1, 2.97%, 11/20/23	1,933	1,974

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

309

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Ascentium Equipment Receivables Trust
Series 2017-A3-1A, 2.29%, 06/10/21	805	806
Series 2017-A3-2A, 2.31%, 12/10/21	1,229	1,235
Bank 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,509
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23	1,493	1,495
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	11,810	11,833
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	813	816
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	592	594
Series 2019-A2-2, 2.11%, 03/14/23	4,720	4,699
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22	2,819	2,859
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23	100	98
Series 2019-A-1A, 3.33%, 08/15/24	1,327	1,312
Citigroup Commercial Mortgage Trust
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	9,075	10,083
Citigtoup Mortgage Loan Trust
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23	1,266	1,291
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,718
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	2,010
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (d)	1,326	1,347
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (d)	2,710	2,775
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	2,528	2,553
Series 2019-A2-MT3, 2.13%, 01/20/22	4,175	4,200
Ford Credit Auto Lease Trust
Series 2019-A2A-A, 2.84%, 08/17/20	3,481	3,487
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	821	827
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	950	959
Series 2018-A-3A, 3.35%, 08/15/22	279	280
GreatAmerica Financial Services Corporation
Series 2019-A2-1, 2.97%, 09/15/20	1,312	1,314
Series 2018-A3-1, 2.60%, 06/15/21	491	492
Series 2018-A4-1, 2.83%, 06/17/24	865	870
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22	4,077	4,074
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	1,037	1,030
Honda Auto Receivables Owner Trust
Series 2019-A3-3, 1.78%, 09/15/22	3,250	3,288
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	6,981	6,990
Series 2019-A3-1A, 2.21%, 09/20/29	1,206	1,224
Hudson Yards Mortgage Trust
Series 2019-A-30HY, 3.23%, 07/12/29	4,130	4,620
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (d)	1,653	1,680
J.P. Morgan Mortgage Trust
Series 2014-A1-5, REMIC, 2.96%, 10/25/26 (d)	922	930
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (d)	1,328	1,343
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	1,919	1,930
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27	3,402	3,456
Series 2013-A-1A, 2.15%, 04/22/30	156	156
Series 2017-A-1A, 2.42%, 12/20/34	953	941
Nissan Auto Receivables Owner Trust
Series 2019-A3-B, 2.50%, 11/15/23	6,820	7,018
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20	822	824
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41	633	643
Sequoia Mortgage Trust
Series 2019-A4-1, REMIC, 4.00%, 02/25/26	184	183
	Shares/Par[1]	Value ($)
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	3,382	3,432
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,354	1,259
Series 2012-A-2, 4.00%, 10/29/24	1,199	1,080
Verizon Owner Trust
Series 2017-A-2A, 1.92%, 12/20/21	325	325
Series 2017-A1A-3A, 2.06%, 04/20/22	1,798	1,805
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20	1,096	1,099
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (d)	1,371	1,391
Westlake Automobile Receivables Trust
Series 2019-A2A-1A, 3.06%, 10/15/20	1,838	1,840
Total Non-U.S. Government Agency Asset-Backed Securities (cost $134,733)		136,000
SENIOR FLOATING RATE INSTRUMENTS 1.7%
Consumer Discretionary 0.6%
Caesars Resort Collection, LLC
Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/19/25 (d) (l)	2,408	2,259
Golden Nugget, Inc.
2018 USD Term Loan, 3.25%, (1M LIBOR + 2.50%), 09/07/23 - 10/04/23 (d)	2,560	2,023
Marriott Ownership Resorts, Inc.
2018 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 08/29/25 (d)	3,170	2,968
PCI Gaming Authority
2017 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 05/15/26 (d)	2,977	2,828
		10,078
Communication Services 0.5%
CenturyLink, Inc.
Reprice Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/15/27 (d)	2,189	2,059
CSC Holdings, LLC
2020 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 07/15/25 (d)	726	685
Diamond Sports Group, LLC
2020 Term Loan, 3.43%, (3M LIBOR + 3.25%), 08/24/26 (d)	784	636
Nexstar Broadcasting, Inc.
2017 Term Loan B3, 2.92%, (1M LIBOR + 2.75%), 07/15/26 (d)	1,740	1,652
T-Mobile USA, Inc.
2020 Term Loan, 3.18%, (1M LIBOR + 3.00%), 04/01/27 (d)	2,500	2,495
		7,527
Industrials 0.2%
Genesee & Wyoming Inc.
2018 USD Term Loan B2, 2.31%, (3M LIBOR + 2.00%), 10/29/26 (d)	1,177	1,131
Gol LuxCo S.A.
2018 USD Term Loan, 6.50%, 08/18/20 (f)	3,100	2,976
		4,107
Consumer Staples 0.1%
JBS USA Lux S.A.
2018 Term Loan B, 3.07%, (3M LIBOR + 2.00%), 04/27/26 (d)	2,110	2,011
Utilities 0.1%
Pacific Gas And Electric Company
2017 Term Loan B, 2.44%, (1M LIBOR + 2.25%), 12/31/20 (d)	1,540	1,532
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.93%, (1M LIBOR + 1.75%), 12/11/25 (d)	195	188
1st Lien Term Loan B3, 1.94%, (1M LIBOR + 1.75%), 12/11/25 (d)	47	45
		1,765
Financials 0.1%
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M LIBOR + 3.25%), 04/25/26 (d)	1,444	1,376

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

310

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Materials 0.1%
BWAY Holding Company
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 04/03/24 (d)	1,067	955
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 5.00%, (1M LIBOR + 4.00%), 09/22/24 (d)	808	669
Total Senior Floating Rate Instruments (cost $30,050)		28,488
SHORT TERM INVESTMENTS 10.1%
Investment Companies 9.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (m) (n)	150,644	150,644
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (m) (n)	14,749	14,749
Total Short Term Investments (cost $165,393)		165,393
Total Investments 107.8% (cost $1,703,016)		1,774,864
Other Derivative Instruments (0.0)%		(114)
Other Assets and Liabilities, Net (7.8)%		(127,694)
Total Net Assets 100.0%		1,647,056

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $245,552 and 14.9% of the Fund.

(b)   Perpetual security. Next contractual call date presented, if applicable.

(c)  Convertible security.

(d)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e)  All or a portion of the security was on loan as of June 30, 2020.

(f)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h)  Non-income producing security.

(i)  As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k)   All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $54,250.

(l)   This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(m)  Investment in affiliate.

(n)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/RAFI Fundamental Asia Developed Fund
COMMON STOCKS 96.2%
Japan 70.7%
ABC-Mart Inc.	1	47
	Shares/Par[1]	Value ($)
Acom Co. Ltd.	5	20
AEON Co. Ltd.	27	639
AEON Financial Service Co. Ltd.	5	49
AEON Mall Co. Ltd.	4	50
Air Water Inc.	8	119
Aisin Seiki Co. Ltd.	14	409
Ajinomoto Co. Inc.	19	308
Alfresa Holdings Corp.	13	263
All Nippon Airways Co. Ltd. (a)	16	370
ALPS Alpine Co. Ltd.	12	159
Amada Co. Ltd.	16	128
Aoyama Trading Co., Ltd.	3	18
Aozora Bank, Ltd.	5	94
ARCS Company, Ltd	4	86
Asahi Breweries Ltd. (b)	11	376
Asahi Glass Co. Ltd.	15	413
Asahi Kasei Corp.	72	595
Asics Corp.	8	96
Astellas Pharma Inc.	46	761
Azbil Corporation	3	104
Bandai Namco Holdings Inc.	4	210
Bank of Kyoto Ltd.	3	113
Benesse Holdings Inc.	3	86
Bic Camera Inc.	6	58
Bridgestone Corp. (b)	33	1,064
Brother Industries Ltd.	12	211
Calbee,Inc.	2	58
Canon Inc. (b)	49	982
Canon Marketing Japan Inc.	3	53
Casio Computer Co. Ltd.	7	114
Central Japan Railway Co.	5	758
China Bank Ltd.	33	156
Chubu Electric Power Co. Inc.	51	640
Chugai Pharmaceutical Co. Ltd.	4	209
Chugoku Electric Power Co. Inc.	16	215
Citizen Watch Co., Ltd.	24	77
Coca-Cola Bottlers Japan Holdings Inc.	6	113
COMSYS Holdings Corporation	4	124
Concordia Financial Group, Ltd.	65	207
COSMOS Pharmaceutical Corporation	—	31
Credit Saison Co. Ltd.	9	102
Dai Nippon Printing Co. Ltd.	15	355
Daicel Corp.	18	142
Daido Steel Co., Ltd.	2	71
Daifuke Co. Ltd.	1	61
Dai-ichi Life Holdings, Inc.	57	685
Daiichi Sankyo Company, Ltd	7	579
Daikin Industries Ltd.	5	741
Dainippon Sumitomo Pharma Co. Ltd.	5	64
Daito Trust Construction Co. Ltd.	3	239
Daiwa House Industry Co. Ltd.	27	632
Daiwa Securities Group Inc.	78	327
DCM Holdings Co., Ltd. (b)	7	84
Dena Co., Ltd.	2	26
Denka Company Limited	4	108
Denso Corp.	24	956
Dentsu Inc. (b)	9	202
DIC Corp.	7	166
Disco Corp.	—	97
Dowa Holdings Co. Ltd.	4	109
East Japan Railway Co.	13	900
EBARA Corporation	5	122
Edion Corp.	10	105
Eisai Co. Ltd.	4	349
Electric Power Development Co., Ltd.	12	222
Exedy Corp.	3	42
Ezaki Glico Co.,Ltd.	2	81
Familymart Co., Ltd.	4	64
Fanuc Ltd.	4	649
Fast Retailing Co. Ltd.	1	286
Fuji Electric Holdings Co. Ltd.	6	153
Fuji Media Holdings, Inc.	14	137
FUJIFILM Holdings Corp.	16	689
Fujikura Ltd.	34	98
Fujitsu Ltd.	8	937

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

311

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Fukuoka Financial Group, Inc.	9	144
Furukawa Electric Co., Ltd.	6	133
Glory Ltd.	2	34
GS Yuasa Corp.	5	90
GungHo Online Entertainment, Inc.	2	44
H2O Retailing Corporation	12	81
Hakuhodo DY Holdings Incorporated	9	109
Hankyu Hanshin Holdings Inc.	7	243
HANWA Co., Ltd.	5	97
Haseko Corp.	15	189
Heiwa Corporation	1	22
Heiwado Co., Ltd.	3	59
Hikari Tsushin Inc.	—	46
Hino Motors Ltd.	21	144
Hirose Electric Co. Ltd.	1	88
Hisamitsu Pharmaceutical Co. Inc.	2	86
Hitachi Capital Corporation	3	62
Hitachi Construction Machinery Co. Ltd.	5	127
Hitachi Ltd.	56	1,779
Hitachi Metals Ltd.	12	137
Hitachi Transport System, Ltd.	2	45
Hokkaido Electric Power Co., Inc.	10	40
Hokuhoku Financial Group, Inc.	10	79
Hokuriku Electric Power Company	18	118
Honda Motor Co. Ltd.	133	3,390
Hoshizaki Corporation	1	77
House Foods Group Inc.	2	52
Hoya Corp.	4	362
Hulic Co. Ltd. (b)	7	64
IBIDEN Co., Ltd.	5	137
Idemitsu Kosan Co., Ltd.	14	306
IHI Corp.	10	139
Iida Group Holdings Co., Ltd.	11	175
Inabata & Co., Ltd.	4	47
Inpex Corporation	73	453
Isetan Mitsukoshi Holdings Ltd.	31	181
Isuzu Motors Ltd.	37	335
ITOCHU Corp.	53	1,137
ITOCHU ENEX Co., Ltd.	5	40
ITOCHU Techno-Solutions Corporation	2	68
Itoham Yonekyu Holdings Inc.	10	61
Iwatani Corporation	3	87
IZUMI Co., Ltd.	2	63
J.Front Retailing Co., Ltd.	16	107
Japan Airlines Co., Ltd	21	390
Japan Display Inc. (a)	73	33
Japan Exchange Group Inc.	7	159
Japan Petroleum Exploration Co., Ltd.	3	50
Japan Post Bank Co., Ltd.	25	188
Japan Post Holdings Co., Ltd.	113	806
Japan Post Insurance Co., Ltd.	12	161
Japan Real Estate Investment Corp.	—	98
Japan Retail Fund Investment Corp.	—	81
Japan Tobacco Inc. (b)	42	785
JFE Holdings Inc.	78	562
JGC Holding Corporation	15	154
JS Group Corp.	17	236
JSR Corp.	9	164
JTEKT Corp.	21	166
JXTG Holdings, Inc.	320	1,142
Kajima Corp.	25	297
Kamigumi Co. Ltd.	5	94
Kandenko Co., Ltd.	7	55
Kaneka Corp.	5	132
Kansai Electric Power Co. Inc.	49	464
Kansai Paint Co. Ltd.	5	97
Kao Corp. (b)	7	562
Kato Sangyo Co., Ltd.	1	39
Kawasaki Heavy Industries Ltd.	12	180
Kawasaki Kisen Kaisha, Ltd. (a) (b)	3	28
KDDI Corp.	60	1,787
Keihan Holdings Co. Ltd.	2	89
Keihin Corporation	3	77
Keikyu Corp.	5	78
Keio Corp.	2	126
	Shares/Par[1]	Value ($)
Keisei Electric Railway Co. Ltd.	3	81
Kewpie Corporation	5	96
Keyence Corp.	1	376
Kikkoman Corp.	2	111
Kinden Corp.	7	117
Kintetsu Corp.	4	171
Kirin Holdings Co. Ltd. (b)	25	531
Kmto Energy K.K.	10	145
Kobe Steel Ltd. (a)	74	256
Koito Manufacturing Co. Ltd.	4	173
KOKUYO Co.,Ltd.	4	53
Komatsu Ltd.	39	790
Konami Corp.	2	70
Konica Minolta Holdings Inc.	50	176
Kose Corp.	—	48
K's Holdings Corporation	12	162
Kubota Corp. (b)	39	587
Kuraray Co. Ltd.	22	228
Kurita Water Industries Ltd.	4	97
Kyocera Corp.	11	621
Kyowa Exeo Corp.	3	81
Kyowa Kirin Co., Ltd.	5	137
Kyudenko Corp.	1	32
Kyushu Electric Power Co. Inc.	31	264
Kyushu Financial Group, Inc.	23	95
Kyushu Railway Company	5	127
Lawson Inc.	2	75
Leopalace21 Corporation (a)	22	42
Lion Corp.	4	106
Mabuchi Motor Co. Ltd.	1	29
Maeda Road Construction Co. Ltd.	3	53
Makita Corp.	7	243
Marubeni Corp.	134	608
Maruha Nichiro Holdings, Inc.	2	35
Marui Group Co. Ltd.	2	40
Maruichi Steel Tube Ltd.	2	37
Matsumotokiyoshi Holdings Co., Ltd.	3	113
Mazda Motor Corp.	85	511
Mebuki Financial Group, Inc.	69	161
Medipal Holdings Corp.	12	235
Megmilk Snow Brand Co.,Ltd.	4	84
Meiji Holdings Co., Ltd.	4	342
Minebea Mitsumi Inc.	11	198
MISUMI Group Inc.	5	118
Mitsubishi Chemical Holdings Corporation	99	579
Mitsubishi Corp.	68	1,437
Mitsubishi Electric Corp.	93	1,207
Mitsubishi Estate Co. Ltd.	25	376
Mitsubishi Gas Chemical Co. Inc.	13	191
Mitsubishi Heavy Industries Ltd.	23	546
Mitsubishi Logistics Corporation.	1	36
Mitsubishi Materials Corp.	11	239
Mitsubishi Motors Corp.	62	154
Mitsubishi Shokuhin Co.,Ltd.	1	31
Mitsubishi UFJ Financial Group Inc.	664	2,605
Mitsubishi UFJ Lease & Finance Co. Ltd.	17	80
Mitsui & Co. Ltd.	87	1,283
Mitsui Chemicals Inc.	12	240
Mitsui E&S Holdings Co., Ltd. (a)	7	25
Mitsui Fudosan Co. Ltd.	27	479
Mitsui Mining & Smelting Co Ltd	5	92
Mitsui OSK Lines Ltd.	10	183
mixi, Inc.	3	56
Mizuho Financial Group Inc.	1,345	1,648
Morinaga Milk Industry Co., Ltd.	2	98
MS&AD Insurance Group Holdings, Inc.	23	620
Murata Manufacturing Co. Ltd.	13	774
Nagase & Co., Ltd.	7	81
Nagoya Railroad Co. Ltd.	5	152
NEC Corp.	11	546
NEC Electronics Corp. (a)	20	102
NEXON Co.,Ltd.	6	126
NGK Insulators Ltd.	13	174
NGK Spark Plug Co. Ltd.	9	135
NHK SPRING Co.,Ltd.	15	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

312

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Nichirei Corporation	5	131
Nidec Corp.	6	394
Nifco Inc.	2	36
Nikon Corp.	20	171
Nintendo Co. Ltd.	1	492
Nippo Corp.	3	76
Nippon Building Fund Inc. (b)	—	103
Nippon Electric Glass Co. Ltd. (b)	8	117
Nippon Express Co. Ltd.	6	295
Nippon Light Metal Holdings Company, Ltd.	51	90
Nippon Meat Packers Inc.	7	299
Nippon Paint Co. Ltd.	2	138
Nippon Paper Industries Co., Ltd.	12	165
Nippon Shokubai Co., Ltd.	2	94
Nippon Steel Corporation	104	986
Nippon Steel Trading Corporation	2	63
Nippon Suisan Kaisha, Ltd.	9	37
Nippon Telegraph & Telephone Corp.	67	1,557
Nippon Television Holdings Inc.	10	105
Nippon Yusen KK	18	255
Nishi-Nippon Financial Holdings, Inc.	6	40
Nissan Chemical Industries Ltd.	2	103
Nissan Motor Co., Ltd.	309	1,143
Nissan Shatai Co.,Ltd	4	33
Nisshin Seifun Group Inc.	8	125
Nisshinbo Holdings Inc.	14	98
Nissin Foods Holdings Co. Ltd.	1	115
Nitori Co. Ltd.	1	216
Nitto Denko Corp.	8	425
NOK Corporation	9	110
Nomura Holdings Inc.	148	660
Nomura Real Estate Holdings, Inc.	6	102
Nomura Real Estate Master Fund. Inc.	—	85
Nomura Research Institute Ltd.	5	137
North Pacific Bank, Ltd.	17	33
NSK Ltd.	32	237
NTN Corporation	47	94
NTT Data Corp.	17	191
NTT DoCoMo Inc.	41	1,102
Obayashi Corp.	33	307
Odakyu Electric Railway Co. Ltd.	6	155
OJI Holdings Corp.	58	266
Olympus Corp.	14	278
Omron Corp.	5	355
Ono Pharmaceutical Co. Ltd.	7	192
Oracle Corp. Japan	—	47
Oriental Land Co. Ltd.	1	185
ORIX Corp.	49	599
Osaka Gas Co. Ltd.	25	493
Otsuka Corp.	2	127
Otsuka Holdings Co., Ltd. (b)	12	540
Paltac Corporation	2	69
Pan Pacific International Holdings Corporation	6	138
Panasonic Corp.	131	1,147
Persol Holdings Co., Ltd.	5	74
Pola Orbis Holdings Inc. (b)	2	31
Rakuten Inc.	13	116
Recruit Holdings Co., Ltd.	12	410
Rengo Co., Ltd.	12	98
Resona Holdings Inc.	122	418
Ricoh Co. Ltd.	48	343
Rinnai Corp.	1	100
Rohm Co. Ltd.	3	200
Ryohin Keikaku Co. Ltd.	7	94
San-Ai Oil Co.,Ltd.	2	20
Sankyo Co. Ltd.	2	48
Sankyu Inc.	2	79
Santen Pharmaceutical Co. Ltd.	7	123
Sanwa Holdings Corporation	9	76
SBI Holdings Inc.	6	125
SCSK Corporation	1	49
Secom Co. Ltd.	5	402
Sega Sammy Holdings Inc.	7	84
Seibu Holdings Inc.	7	74
Seiko Epson Corp.	18	207
	Shares/Par[1]	Value ($)
Seino Holdings Corp.	11	141
Sekisui Chemical Co. Ltd.	21	298
Sekisui House Ltd.	28	542
Seven & I Holdings Co., Ltd.	33	1,084
SG Holdings Co., Ltd.	5	163
Sharp Corp.	5	51
Shikoku Electric Power Company, Incorporated	14	101
Shimadzu Corp.	5	131
Shimamura Co. Ltd.	2	128
Shimano Inc.	1	212
Shimizu Corp.	29	237
Shin-Etsu Chemical Co. Ltd.	8	948
Shinsei Bank Ltd. (b)	10	124
Shionogi & Co. Ltd.	5	282
Shiseido Co. Ltd.	4	222
Shizuoka Bank Ltd.	25	158
Showa Denko KK (b)	8	168
SKY Perfect JSAT Holdings Inc.	5	17
SKYLARK Holdings Co., Ltd. (b)	3	46
SMC Corp.	1	461
Softbank Corp.	37	477
SoftBank Group Corp.	44	2,215
Sohgo Security Services Co. Ltd.	2	79
Sojitz Corp.	82	180
Sompo Holdings, Inc.	15	498
Sony Corp.	20	1,362
Sony Financial Holdings Inc.	3	75
Square Enix Holdings Co. Ltd.	2	86
Stanley Electric Co. Ltd.	6	144
Subaru Corp. NPV	36	742
Sugi Holdings Co., Ltd.	1	81
SUMCO Corporation (b)	6	97
Sumitomo Chemical Co. Ltd.	122	367
Sumitomo Corp.	64	730
Sumitomo Electric Industries Ltd.	63	728
Sumitomo Forestry Co. Ltd.	11	138
Sumitomo Heavy Industries Ltd.	8	173
Sumitomo Metal Mining Co. Ltd.	12	322
Sumitomo Mitsui Financial Group Inc.	73	2,053
Sumitomo Mitsui Trust Holdings Inc.	15	412
Sumitomo Osaka Cement Co., Ltd.	1	39
Sumitomo Realty & Development Co. Ltd.	7	203
Sumitomo Riko Company Limited	2	12
Sumitomo Rubber Industries Inc. (b)	16	158
Sundrug Co. Ltd.	3	86
Suntory Beverage & Food Limited (b)	4	148
Suzuken Co. Ltd.	5	168
Suzuki Motor Corp.	17	591
Sysmex Corp.	2	115
T&D Holdings Inc.	28	237
Taiheiyo Cement Corp.	8	190
Taisei Corp.	9	316
Taisho Pharmaceutical Holdings Company Ltd.	1	80
Taiyo Nippon Sanso Corp.	3	55
Takashimaya Co. Ltd. (b)	16	130
Takeda Pharmaceutical Co. Ltd.	31	1,119
TDK Corp.	4	407
Teijin Ltd.	11	180
Terumo Corp.	8	296
The Chugoku Bank, Limited	5	43
The Gunma Bank, Ltd.	27	85
The Hachijuni Bank, Ltd.	29	110
The Hiroshima Bank Ltd.	18	86
The Iyo Bank, Ltd.	16	101
THK Co. Ltd.	4	100
TIS Inc.	6	121
Tobu Railway Co. Ltd.	5	175
Toda Corp.	13	82
Toho Co. Ltd.	2	76
Toho Gas Co. Ltd.	4	185
Toho Holdings Co. Ltd.	4	77
Tohoku Electric Power Co. Inc.	41	391
Tokairika Co., Ltd.	5	68
Tokio Marine Holdings Inc.	21	910
Tokyo Broadcasting System Holdings,Inc.	6	99

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

313

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Tokyo Century Corp.	1	62
Tokyo Electric Power Co. Holdings Inc. (a)	213	656
Tokyo Electron Ltd.	2	543
Tokyo Gas Co. Ltd.	25	607
Tokyo Tatemono Co. Ltd.	7	77
Tokyu Corp.	17	234
Tokyu Fudosan Holdings Corporation	25	117
Toppan Forms Co., Ltd.	2	20
Toppan Printing Co. Ltd.	20	341
Toray Industries Inc.	85	401
Toshiba Corp.	14	449
Tosoh Corp.	18	251
TOTO Ltd.	4	169
Toyo Ink SC. Holdings Co., Ltd.	2	45
Toyo Seikan Group Holdings Ltd.	13	148
Toyo Suisan Kaisha Ltd.	3	157
Toyo Tire Corporation (b)	6	75
Toyoda Gosei Co. Ltd.	5	110
Toyota Boshoku Corporation	5	70
Toyota Industries Corp.	7	365
Toyota Motor Corp.	97	6,095
Toyota Tsusho Corp.	18	455
Trend Micro Inc.	2	107
TS Tech Co.,Ltd.	4	107
TSURUHA Holdings ,Inc.	1	138
TV Asahi Holdings Corp.	3	49
UACJ Corporation	2	34
Ube Industries Ltd.	9	150
Unicharm Corp.	5	189
Unipres Corp.	5	43
United Super Markets Holdings Inc.	6	59
Wacoal Holdings Corp.	2	30
Welcia Holdings Co.,Ltd.	1	64
West Japan Railway Co.	6	347
Yahoo! Japan Corp.	67	329
Yakult Honsha Co. Ltd.	2	118
Yamada Denki Co. Ltd.	54	267
Yamaguchi Financial Group,Inc.	13	82
Yamaha Corp.	4	170
Yamaha Motor Co. Ltd.	20	312
Yamato Holdings Co. Ltd.	17	363
Yamazaki Baking Co. Ltd.	7	126
Yaskawa Electric Corp.	4	136
Yokogawa Electric Corp.	8	122
Yokohama Rubber Co. Ltd. (b)	8	113
Zeon Corporation	7	64
		122,170
Australia 15.2%
AGL Energy Limited	31	365
AMP Ltd. (a)	336	434
Ampol Limited	22	441
APA Group	24	184
Aristocrat Leisure Ltd.	2	38
ASX Ltd.	2	111
Aurizon Holdings Limited	79	268
AusNet Services Holdings Pty Ltd (b)	58	68
Australia & New Zealand Banking Group Ltd.	133	1,723
Bank of Queensland Ltd. (b)	24	104
Bendigo and Adelaide Bank Ltd. (b)	26	125
BHP Group PLC	102	2,542
BlueScope Steel Ltd.	30	240
Boral Ltd.	65	171
Brambles Limited	33	249
Challenger Financial Services Group Ltd.	10	30
CIMIC Group Limited	4	71
Coca-Cola Amatil Ltd.	16	94
Coles Group Limited	21	248
Commonwealth Bank of Australia	54	2,630
Computershare Ltd.	9	87
Crown Resorts Limited	20	132
CSL Ltd.	3	579
DEXUS Funds Management Limited	23	149
Downer EDI Ltd.	38	117
Flight Centre Ltd.	1	11
	Shares/Par[1]	Value ($)
Fortescue Metals Group Ltd.	50	484
Goodman Funding Pty Ltd	19	199
GPT Group	45	130
GrainCorp Limited - Class A (a)	10	28
Harvey Norman Holdings Ltd. (b)	23	56
Incitec Pivot Ltd.	88	115
Insurance Australia Group Ltd.	77	307
LendLease Corp. Ltd.	27	236
Macquarie Group Limited	7	616
Medibank Private Limited	88	182
Metcash Limited (b)	91	172
Mirvac Group	114	172
National Australia Bank Ltd.	124	1,577
Newcrest Mining Ltd.	11	238
Oil Search Ltd.	40	88
Orica Ltd.	12	141
Origin Energy Ltd.	82	335
Qantas Airways Ltd.	29	78
QBE Insurance Group Ltd.	51	315
Ramsay Health Care Ltd.	2	111
Rio Tinto Ltd.	14	977
Santos Ltd.	38	142
Scentre Group Limited	200	301
Seven Group Holdings Limited (b)	2	25
SIMS Limited	19	103
Sonic Health Care Ltd.	10	208
South32 Limited	200	284
Stockland	92	213
Suncorp Group Ltd.	71	451
Sydney Airport Corporation Limited	10	41
Tabcorp Holdings Ltd.	53	124
Telstra Corp. Ltd.	256	555
The Star Entertainment Group Limited	43	85
TPG Telecom Ltd (a)	8	49
Transurban Group	23	223
Treasury Wine Estates Limited	12	90
Tuas Ltd (a)	4	2
United Malt Group Limited (a)	12	33
Vicinity Centres RE Ltd	111	110
Viva Energy Australia Group Pty Ltd	101	127
Wesfarmers Ltd.	46	1,423
Westpac Banking Corporation	160	1,989
Woodside Petroleum Ltd.	40	602
Woolworths Group Ltd.	48	1,238
WorleyParsons Ltd.	11	67
		26,253
Hong Kong 6.7%
AIA Group Limited	143	1,337
ASM Pacific Technology Ltd.	7	70
Bank of East Asia Ltd.	40	93
Budweiser Brewing Company APAC Limited	7	22
Cathay Pacific Airways Limited (b)	45	44
Champion Real Estate Investment Trust	85	44
Charoen Pokphand Foods Public Company Limited	72	6
China Gas Holdings Ltd.	19	58
Chinese Estates Holdings Limited	6	4
Chow Sang Sang Holdings International Limited	22	23
Chow Tai Fook Jewellery Group Limited	53	51
CK Asset Holdings Limited	101	606
CK Hutchison Holdings Limited	146	939
CK Infrastructure Holdings Limited	10	52
CLP Holdings Ltd.	54	529
Dah Sing Financial Holdings Limited	6	16
Dairy Farm International Holdings Ltd.	9	41
First Pacific Company Limited	122	23
Galaxy Entertainment Group Ltd.	31	211
GCL-Poly Energy Holdings Limited (a) (b)	1,621	46
Genting Hong Kong Limited (a)	24	2
Great Eagle Holdings Limited	7	18
Haier Electronics Group Co., Ltd.	41	124
Haitong International Securities Group Limited (b)	65	16
Hang Lung Group Ltd.	55	128
Hang Lung Properties Ltd.	81	192
Hang Seng Bank Ltd.	17	282

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

314

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Henderson Land Development Co. Ltd.	52	198
HK Electric Investments Limited	64	67
HKT Trust	102	150
Hong Kong & China Gas Co. Ltd.	120	186
Hong Kong Exchanges & Clearing Ltd.	6	278
Hongkong Land Holdings Ltd.	69	287
Hutchison Telecommunications Hong Kong Holdings Limited	74	12
Hysan Development Co. Ltd.	30	97
Jardine Matheson Holdings Ltd.	8	352
Johnson Electric Holdings Limited	22	39
K. Wah International Holdings Ltd.	74	32
Kerry Logistics Network Limited	23	31
Kerry Properties Ltd.	47	123
Kingboard Chemical Holdings Ltd.	56	147
Kingboard Laminates Holdings Limited	46	47
Link Real Estate Investment Trust	48	397
Luk Fook Holdings International Ltd.	19	41
Melco International Development Limited	10	19
Melco Resorts & Entertainment Ltd. - ADR	11	170
MGM China Holdings Limited	22	29
MTR Corp.	45	236
New World Development Company Limited (a)	84	398
Nine Dragons Paper (Holdings) Limited	80	73
NWS Holdings Ltd.	75	65
PCCW Ltd.	201	115
Power Assets Holdings Ltd.	20	109
Shangri-La Asia Ltd.	76	66
Shimao Property Holdings Limited	39	168
Sino Biopharmaceutical Limted	24	45
Sino Land Co.	140	176
SJM Holdings Limited	90	100
Sun Hung Kai Properties Ltd.	65	832
Swire Pacific Ltd. - Class A	53	281
Swire Properties Limited	45	116
Techtronic Industries Company Limited	18	178
VTech Holdings Ltd.	8	50
WH Group Limited	398	343
Wharf Holdings Ltd. (b)	103	211
Wharf Real Estate Investment Company Limited (b)	46	220
Xinyi Glass Holdings Limited	54	66
Yue Yuen Industrial Holdings Ltd.	68	105
		11,632
Singapore 2.7%
Ascendas REIT	51	118
CapitaLand Commercial Trust	47	58
CapitaLand Ltd.	87	182
CapitaMall Trust	50	71
China Aviation Oil (Singapore) Corporation Ltd	23	17
City Developments Ltd.	21	126
ComfortDelgro Corp. Ltd.	102	107
DBS Group Holdings Ltd.	48	724
Genting Singapore Limited	165	91
Golden Agri-Resources Ltd.	596	64
Hutchison Port Holdings Trust	253	24
Jardine Cycle & Carriage Ltd.	4	58
Keppel Corporation Limited (b)	69	294
Olam International Limited	15	15
Oversea-Chinese Banking Corporation Limited	105	684
Sembcorp Industries Ltd	79	100
SembCorp Marine Ltd. (a) (b)	36	11
Singapore Airlines Ltd.	56	150
Singapore Press Holdings Ltd.	89	81
Singapore Technologies Engineering Ltd.	30	71
Singapore Telecommunications Limited	290	516
StarHub Ltd	33	31
United Overseas Bank Ltd.	41	603
UOL Group Ltd.	20	96
Venture Corp. Ltd.	9	109
Wilmar International Limited	98	288
Yanlord Land Group Limited (a)	47	40
		4,729
New Zealand 0.4%
Air New Zealand Limited (b)	37	32
	Shares/Par[1]	Value ($)
Auckland International Airport Limited	4	18
Contact Energy Limited	29	118
Fletcher Building Ltd.	73	174
Mercury NZ Limited	18	54
Meridian Energy Limited	30	93
Spark New Zealand Ltd.	61	181
Vector Limited	3	7
		677
China 0.2%
China South City Holdings Limited	306	31
Geely Automobile Holdings Ltd.	42	66
Hopson Development Holdings Limited	36	38
Lee & Man Paper Manufacturing Ltd.	67	36
Skyworth Group Limited (a) (b)	234	66
Sun Art Retail Group Limited	52	90
		327
Macau 0.2%
Sands China Ltd.	55	218
Wynn Macau, Limited	32	56
		274
United States of America 0.1%
Jardine Strategic Holdings Ltd.	7	148
Samsonite International S.A.	65	66
		214
Russian Federation 0.0%
United Company RUSAL PLC (a)	90	35
Taiwan 0.0%
Foxconn Interconnect Technology Limited (a) (b)	62	24
Total Common Stocks (cost $188,702)		166,335
INVESTMENT COMPANIES 1.9%
United States of America 1.9%
Vanguard MSCI Pacific ETF (b)	51	3,274
Total Investment Companies (cost $3,245)		3,274
SHORT TERM INVESTMENTS 3.0%
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	3,450	3,450
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,495	1,495
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	206	206
Total Short Term Investments (cost $5,151)		5,151
Total Investments 101.1% (cost $197,098)		174,760
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (1.1)%		(1,896)
Total Net Assets 100.0%		172,865

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Europe Fund
COMMON STOCKS 97.1%
United Kingdom 23.4%
3i Group plc	26	268
Anglo American PLC	45	1,053
Antofagasta PLC	12	141
Ashtead Group Public Limited Company	9	308
Associated British Foods PLC	14	341
AstraZeneca PLC	17	1,826
Aviva PLC	201	686
Babcock International Group PLC	41	158
BAE Systems PLC	94	567
Barclays PLC	1,087	1,546
Barratt Developments P L C	43	268

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

315

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
BP P.L.C.	1,411	5,414
British American Tobacco P.L.C.	85	3,281
BT Group Plc	651	926
Bunzl Public Limited Company	9	237
Burberry Group PLC	11	215
Carnival Plc	11	136
Centrica PLC	872	417
Coca-Cola HBC AG	5	122
Compass Group PLC	31	431
DCC Public Limited Company	3	262
Diageo PLC	31	1,039
Direct Line Insurance Limited	89	299
Dixons Carphone PLC	104	116
DS Smith PLC	47	191
easyJet PLC (a)	18	150
Experian PLC	9	325
Ferguson PLC	3	276
Fiat Chrysler Automobiles N.V. (b)	98	999
GlaxoSmithKline PLC	102	2,079
HSBC Holdings PLC	948	4,445
Imperial Brands PLC	51	973
Inchcape PLC	29	176
Informa Switzerland Limited	14	84
InterContinental Hotels Group PLC	2	69
Intu Properties PLC (a) (b) (c)	156	3
ITV Plc	171	159
J Sainsbury PLC	269	695
John Wood Group PLC	23	55
Johnson Matthey PLC	12	314
Kingfisher Plc	251	687
Land Securities Group PLC	33	225
Legal & General Group PLC	203	554
Lloyds Banking Group PLC	3,488	1,351
M&G PLC	95	198
Marks & Spencer Group Plc	235	291
Meggitt PLC	13	47
Micro Focus International PLC	20	109
Mondi plc	19	364
National Grid PLC	164	2,014
Next PLC	4	224
Pearson PLC	39	277
Persimmon Public Limited Company	11	325
Prudential Public Limited Company (d)	56	857
Reckitt Benckiser Group PLC	15	1,340
Relx PLC	23	544
Rio Tinto PLC	43	2,450
Rolls-Royce Holdings plc (b)	62	219
Royal Mail PLC (a)	165	373
RSA Insurance Group PLC	31	160
Schroders PLC	3	127
Smith & Nephew PLC	13	252
Smiths Group PLC	11	199
SSE PLC	50	845
Standard Chartered PLC	184	1,012
Standard Life Aberdeen PLC	114	378
Taylor Wimpey PLC	147	262
Tesco PLC	367	1,037
The Berkeley Group Holdings PLC	4	227
The British Land Company Public Limited Company	42	202
The Royal Bank of Scotland Group Public Limited Company	163	248
Travis Perkins PLC	17	234
TUI AG (e)	34	164
Unilever N.V.	33	1,766
Unilever PLC	19	1,008
United Utilities Group PLC	22	248
Virgin Money UK PLC (b)	67	78
Vodafone Group Public Limited Company	2,133	3,404
Whitbread PLC	7	187
WM Morrison Supermarkets P L C	238	564
WPP 2012 Limited	78	613
		56,714
France 16.8%
Accor SA (b)	5	131
Aeroports de Paris	1	53
	Shares/Par[1]	Value ($)
Air France - KLM (a) (b)	22	100
ALD (a) (f)	3	26
Alstom	6	262
Amundi (b)	2	122
Arkema	3	311
AtoS SE (b)	3	236
AXA SA	106	2,234
BNP Paribas SA	71	2,856
Bollore SA	31	99
Bouygues SA (b)	17	603
Capgemini SA	4	444
Carrefour SA	50	776
Casino Guichard Perrachon SA (b)	7	256
Cie de Saint-Gobain (b)	37	1,355
Cie Generale d'Optique Essilor International SA	3	441
CNP Assurances SA (b)	13	148
Compagnie Generale des Etablissements Michelin (a)	9	923
Covivio	1	89
Credit Agricole SA	69	657
Danone (b)	13	869
Dassault Systemes SA	1	135
Eiffage (b)	3	237
Electricite de France	65	608
Engie (b)	117	1,454
Eurazeo SA (b)	2	111
Faurecia (b)	5	190
Gecina SA	1	153
Hermes International SCA	—	186
Iliad SA	1	129
Kering SA	1	414
Klepierre	8	165
Lagardere SCA (a) (b)	6	85
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	9	1,244
Legrand SA	4	332
L'Oreal SA	3	968
LVMH Moet Hennessy Louis Vuitton SE	3	1,273
Natixis (b)	71	187
Orange SA	112	1,341
Pernod-Ricard SA	3	400
Peugeot SA (b)	38	627
Publicis Groupe SA	10	315
Rallye (b)	4	31
Renault SA (b)	32	822
Rexel	32	367
Safran (b)	5	466
Sanofi SA	32	3,283
Schneider Electric SE (b)	15	1,639
SCOR (b)	7	196
Societe Generale SA	93	1,562
Sodexo SA	3	172
SUEZ	18	212
Thales SA	2	170
Total SA	145	5,585
Valeo	15	385
Veolia Environnement	20	451
VINCI	13	1,234
Vivendi SA	23	590
		40,710
Germany 15.4%
Adidas AG (b)	2	528
Allianz SE	15	3,001
Aurubis AG	5	282
BASF SE	50	2,830
Bayer AG	35	2,607
Bayerische Motoren Werke AG	31	1,975
Beiersdorf AG	1	153
Brenntag AG	6	332
Ceconomy AG	18	176
Continental AG (b)	7	713
Covestro AG (b)	11	410
Daimler AG (b)	76	3,099
Deutsche Bank Aktiengesellschaft (b)	188	1,810
Deutsche Boerse AG	2	322

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

316

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Deutsche Lufthansa AG (a) (b)	56	570
Deutsche Post AG (b)	39	1,448
Deutsche Telekom AG	137	2,319
Dresdner Bank AG (b)	124	559
DW Property Invest GmbH	7	311
DWS Group GmbH & Co. KGaA	1	25
E.ON SE	76	855
Evonik Industries AG	9	233
Fraport AG Frankfurt Airport Services Worldwide (b)	1	31
Fresenius Medical Care AG & Co. KGaA (b)	6	552
Fresenius SE & Co. KGaA (b)	14	710
GEA Group AG	7	225
Hannover Rueck SE	1	253
Hapag-Lloyd Aktiengesellschaft	1	43
HeidelbergCement AG	9	475
HELLA GmbH & Co. KGaA	2	89
Hochtief AG	1	103
Infineon Technologies AG	19	454
K+S Aktiengesellschaft	22	138
Kion Group AG (b)	1	62
Knorr - Bremse Aktiengesellschaft	—	43
Merck KGaA	2	258
Muenchener Rueckversicherungs AG	5	1,384
OSRAM Licht AG (b)	5	219
ProSiebenSat.1 Media SE (b)	9	102
RTL Group SA (b)	2	69
RWE AG	22	789
Salzgitter AG (b)	4	61
SAP SE	11	1,600
Siemens AG	28	3,279
Siemens Healthineers AG	1	72
Sudzucker AG	3	50
Talanx Aktiengesellschaft	2	77
Telefonica Deutschland Holding AG	59	175
ThyssenKrupp AG (b)	26	185
Traton SE (b)	1	27
Uniper SE	16	510
United Internet AG	4	158
Vonovia SE	9	583
Wacker Chemie AG (b)	1	67
		37,401
Switzerland 11.2%
ABB Ltd.	54	1,228
Adecco Group AG	10	470
Alcon AG (b)	4	246
Baloise Holding AG	1	209
Compagnie Financiere Richemont SA	12	797
Credit Suisse Group AG	89	937
Geberit AG	—	100
Givaudan SA	—	333
Glencore PLC	1,183	2,534
Julius Bar Gruppe AG	2	95
Kühne + Nagel International AG (b)	1	239
LafargeHolcim Ltd.	21	911
Lonza Group AG	1	331
Nestle SA	47	5,267
Novartis AG	38	3,334
Roche Holding AG	11	3,826
SGS SA	—	202
Sika AG	1	277
STMicroelectronics NV (a)	11	304
Swatch Group AG	2	373
Swiss Life Holding AG	1	363
Swiss Re AG	13	1,016
Swisscom AG	1	403
UBS Group AG	147	1,714
Zurich Insurance Group AG	4	1,566
		27,075
Netherlands 7.2%
ABN AMRO Bank N.V. - CVA	40	350
Aegon NV	174	522
Airbus SE (b)	7	512
Akzo Nobel N.V.	6	571
ASML Holding	2	904
	Shares/Par[1]	Value ($)
ASR Nederland N.V.	6	200
CNH Industrial N.V. (b)	36	253
Heineken Holding N.V.	3	209
Heineken NV	4	326
ING Groep N.V.	218	1,522
Koninklijke Ahold Delhaize N.V.	55	1,504
Koninklijke Boskalis Westminster N.V. (b)	3	64
Koninklijke DSM N.V.	4	499
Koninklijke KPN N.V.	125	333
Koninklijke Philips N.V. (b)	20	923
NN Group N.V.	17	557
Prosus N.V. (b)	1	60
Randstad NV	7	307
Royal Dutch Shell PLC - Class A	431	6,916
Signify N.V. (b)	10	255
Unibail-Rodamco SE	7	421
Wolters Kluwer NV	3	260
		17,468
Spain 5.6%
Acciona,S.A. (a)	1	86
ACS, Actividades de Construccion y Servicios, S.A. (a)	11	271
AENA, S.M.E., S.A. (b)	1	167
Amadeus IT Group SA	5	245
Banco Bilbao Vizcaya Argentaria SA	432	1,492
Banco de Sabadell, S.A.	701	245
Banco Santander, S.A.	1,400	3,432
Bankia SA	115	123
CaixaBank, S.A.	163	351
Endesa SA (a)	17	409
Ferrovial, S.A.	9	229
Grifols, S.A. - Class A	6	179
Iberdrola, Sociedad Anonima	182	2,120
Industria de Diseno Textil, S.A.	20	520
International Consolidated Airlines Group, S.A. - ADR	48	270
MAPFRE, S.A.	65	116
Naturgy Energy Group SA (a)	25	471
Red Electrica Corporacion, S.A. (a)	11	207
Repsol SA (a)	130	1,149
Siemens Gamesa Renewable Energy, S.A. (b)	2	30
Telefonica SA	310	1,484
		13,596
Italy 4.6%
A2A SpA	31	44
Assicurazioni Generali SpA	49	738
Atlantia SpA (b)	15	243
Banca Monte dei Paschi di Siena S.p.A. (a) (b)	37	66
Banco BPM Societa' Per Azioni (b)	150	225
Enel SpA	277	2,402
ENI SpA	216	2,071
Intesa Sanpaolo SpA (b)	877	1,690
Leonardo S.p.A.	18	118
Mediobanca SpA	29	208
Pirelli & C. S.p.A. (b)	19	79
Poste Italiane - Societa' Per Azioni	14	126
Saipem S.p.A.	35	89
Snam Rete Gas SpA	53	258
Telecom Italia SpA	1,746	689
Terna – Rete Elettrica Nazionale S.p.A.	29	203
UniCredit S.p.A. (b)	150	1,396
Unione Di Banche Italiane S.p.A (b)	89	293
Unipol Gruppo Finanziario S.P.A. (b)	36	139
UnipolSai Assicurazioni S.p.A. (a)	27	64
		11,141
Sweden 4.2%
Aktiebolaget Electrolux - Class B	10	173
Aktiebolaget SKF - Class B	17	310
Aktiebolaget Volvo - Class B (b)	56	877
Assa Abloy AB - Class B	15	308
Atlas Copco Aktiebolag - Class A	15	642
Boliden AB	12	271
Electrolux Professional AB (publ) (b)	10	38
Essity Aktiebolag (publ) - Class B (b)	12	398
Hennes & Mauritz AB - Class B	34	491

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

317

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Hexagon Aktiebolag - Class B (b)	4	216
ICA Gruppen Aktiebolag	3	148
Nordea Bank ABP	266	1,852
Sandvik AB (b)	26	497
Securitas AB - Class B (b)	6	85
Skandinaviska Enskilda Banken AB - Class A (b)	64	554
Skanska AB - Class B	16	320
SSAB AB - Class A	71	196
Svenska Handelsbanken AB - Class A (b)	59	558
Swedbank AB - Class A (b)	54	692
Tele2 AB - Class B	12	162
Telefonaktiebolaget LM Ericsson - Class B	94	874
Telia Co. AB	117	437
		10,099
Finland 1.6%
Fortum Oyj	15	287
Kesko Oyj	16	272
Kone Corporation - Class B	5	355
Neste Oyj	8	317
Nokia Oyj	229	1,009
Sampo Oyj - Class A	13	466
Stora Enso Oyj - Class R	28	341
UPM-Kymmene Oyj	20	591
Wartsila Oyj	20	169
		3,807
Denmark 1.5%
A P Moller - Maersk A/S - Class B	1	602
Carlsberg A/S - Class B	2	260
Coloplast A/S - Class B	—	57
Danske Bank A/S (b)	45	597
DSV Panalpina A/S	1	110
ISS A/S	11	174
Novo Nordisk A/S - Class B	17	1,133
Novozymes A/S - Class B	3	184
Orsted A/S	2	240
Vestas Wind Systems A/S	4	376
		3,733
Belgium 1.4%
ageas SA/NV	10	340
Anheuser-Busch InBev	26	1,282
Colruyt SA	2	116
KBC Groep NV	11	645
Proximus	6	129
Solvay SA	4	295
UCB SA	2	268
Umicore	5	246
		3,321
Norway 1.3%
DNB Bank ASA (b)	36	473
Equinor ASA	68	967
Gjensidige Forsikring ASA (b)	5	97
Mowi ASA	12	230
Norsk Hydro ASA	109	303
Orkla ASA	22	192
Subsea 7 S.A. (b)	23	146
Telenor ASA	24	352
Yara International ASA	10	366
		3,126
Ireland 0.8%
AIB Group Public Limited Company	54	69
Bank of Ireland Group Public Limited Company (b)	69	142
CRH Plc	27	929
Kerry Group Plc - Class A	2	217
Ryanair Holdings Plc - ADR (b)	7	433
Smurfit Kappa Funding Designated Activity Company	8	274
		2,064
Luxembourg 0.6%
ArcelorMittal (b)	89	959
Millicom International Cellular SA - SDR	6	146
SES S.A. - FDR	26	181
Tenaris SA	24	158
		1,444
	Shares/Par[1]	Value ($)
Australia 0.6%
BHP Group PLC	68	1,403
Austria 0.5%
Erste Group Bank AG	14	330
OMV AG (b)	10	336
Raiffeisen Bank International AG	7	132
Strabag SE	—	12
Telekom Austria Aktiengesellschaft (b)	2	12
Verbund AG (a)	1	51
Voestalpine AG	12	255
		1,128
Portugal 0.4%
Energias de Portugal SA	104	496
Galp Energia, SGPS, S.A.	21	240
Jeronimo Martins, SGPS, S.A. (b)	7	129
		865
South Africa 0.0%
Steinhoff International Holdings N.V. (b)	285	17
Total Common Stocks (cost $282,301)		235,112
PREFERRED STOCKS 1.5%
Germany 1.3%
Henkel AG & Co. KGaA (g)	7	659
Porsche Automobil Holding SE (g)	4	246
Schaeffler AG	12	88
Volkswagen AG (b) (g)	15	2,271
		3,264
Switzerland 0.2%
Lindt & Spruengli AG (g)	—	222
Schindler Holding AG (g)	1	201
		423
Total Preferred Stocks (cost $3,920)		3,687
RIGHTS 0.0%
Spain 0.0%
ACS, Actividades de Construccion y Servicios, S.A. (b)	11	17
Repsol, S.A. (a) (b)	125	61
Telefonica SA (b)	304	60
Total Rights (cost $148)		138
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (d) (h)	3,863	3,863
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (d) (h)	274	274
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (i) (j)	153	153
Total Short Term Investments (cost $4,290)		4,290
Total Investments 100.4% (cost $290,659)		243,227
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net (0.4)%		(987)
Total Net Assets 100.0%		242,224

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Non-income producing security.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Investment in affiliate.

(e)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $26 and 0.0% of the Fund.

(g)   Convertible security.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

318

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Shares/Par[1]	Value ($)

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(i)   All or a portion of the security is pledged or segregated as collateral.

(j)  The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.6%
Industrials 17.0%
AAR Corp.	8	162
ABM Industries Incorporated	10	375
ACCO Brands Corporation	21	149
Acuity Brands, Inc.	7	670
ADT, Inc.	19	154
Advanced Disposal Services, Inc. (a)	7	202
Air Lease Corporation - Class A	16	474
Allegiant Travel Company	2	269
Allison Systems, Inc.	22	804
Altra Industrial Motion Corp.	4	134
AMERCO	1	353
AO Smith Corp.	15	722
Apogee Enterprises, Inc.	6	134
Applied Industrial Technologies, Inc.	7	445
Arcbest Corporation	5	137
Arcosa, Inc.	11	480
Armstrong World Industries, Inc.	3	226
Astec Industries, Inc.	3	151
Atkore International Group Inc. (a)	4	100
Atlas Air Worldwide Holdings, Inc. (a)	15	625
Avis Budget Group, Inc. (a)	33	755
Barnes Group Inc.	7	277
Beacon Roofing Supply, Inc. (a)	15	386
Brady Corp. - Class A	5	252
BrightView Holdings, Inc. (a)	1	11
Builders FirstSource, Inc. (a)	6	130
BWXT Government Group, Inc.	6	366
Carlisle Cos. Inc.	7	850
Clean Harbors Inc. (a)	6	388
Colfax Corp. (a)	19	536
Comfort Systems USA Inc.	6	236
Copart Inc. (a)	6	510
CoStar Group, Inc. (a)	1	481
Covanta Holding Corporation	23	225
Crane Co.	7	410
Cubic Corp.	2	76
Curtiss-Wright Corp.	5	442
Deluxe Corp.	11	252
Donaldson Co. Inc.	13	584
Dycom Industries, Inc. (a)	9	363
EMCOR Group, Inc.	10	635
Encore Wire Corp.	3	156
Enerpac Tool Group Corp.	11	195
EnerSys	8	491
EnPro Industries, Inc.	1	61
Flowserve Corporation	24	694
Forward Air Corp.	4	180
Franklin Electric Co. Inc.	5	237
Gates Industrial Corporation PLC (a)	6	64
GATX Corporation	8	498
Generac Holdings Inc. (a)	4	471
GMS Inc. (a)	7	184
Graco Inc.	12	579
Granite Construction Incorporated	16	299
Greenbrier Cos. Inc.	15	332
Hawaiian Holdings, Inc.	20	284
HD Supply Holdings, Inc (a)	21	745
Healthcare Services Group Inc.	13	310
Heartland Express Inc.	7	148
HEICO Corp.	2	248
Herc Holdings Inc. (a)	3	86
Herman Miller Inc.	10	235
Hexcel Corp.	11	517
Hillenbrand Inc.	11	295
HNI Corp.	7	201
HUB Group Inc. - Class A (a)	8	398
	Shares/Par[1]	Value ($)
Hubbell Inc.	7	904
Hyster-Yale Materials Handling Inc. - Class A	2	90
IDEX Corporation	5	870
Ingersoll Rand Inc. (a)	7	187
ITT Industries Holdings, Inc.	10	586
JELD-WEN Holding, Inc. (a)	12	199
Kaman Corp.	5	190
Kelly Services Inc. - Class A	7	116
Kennametal Inc.	14	406
Kirby Corp. (a)	10	556
Knight-Swift Transportation Holdings Inc. - Class A	23	960
Korn Ferry	9	268
Landstar System Inc.	6	630
Lennox International Inc.	3	608
Lincoln Electric Holdings Inc.	9	770
Macquarie Infrastructure Corporation	20	612
Masco Corporation	24	1,188
Masonite International Corporation (a)	5	386
MasTec Inc. (a)	10	427
Matson Intermodal - Paragon, Inc.	6	161
Matthews International Corp. - Class A	5	92
Meritor, Inc. (a)	5	102
Middleby Corp. (a)	5	390
Moog Inc. - Class A	5	271
MRC Global Inc. (a)	28	167
MSA Safety Inc.	2	240
MSC Industrial Direct Co. - Class A	9	654
Mueller Industries Inc.	8	226
Nordson Corp.	4	682
Now, Inc. (a)	30	262
Nvent Electric Public Limited Company	29	535
Old Dominion Freight Line Inc.	7	1,132
Oshkosh Corp.	7	482
Parsons Corporation (a)	1	37
Pentair Public Limited Company	12	447
Primoris Services Corporation	6	104
Quad/Graphics Inc. - Class A	10	33
Regal-Beloit Corp.	8	721
Resideo Technologies, Inc. (a)	55	644
Rexnord Corporation	12	346
Rollins Inc.	6	274
Rush Enterprises Inc. - Class A	7	282
Saia, Inc. (a)	3	307
Schneider National, Inc. - Class B	12	298
Sensata Technologies Holding PLC (a)	17	615
Simpson Manufacturing Co. Inc.	4	368
SkyWest Inc.	10	325
Spirit Airlines Inc. (a) (b)	20	363
SPX Flow, Inc. (a)	7	261
Steelcase Inc. - Class A	21	249
Stericycle Inc. (a)	10	588
Stock Building Supply Holdings, LLC (a)	11	270
Teledyne Technologies Inc. (a)	2	546
Terex Corp.	28	535
Tetra Tech, Inc.	5	428
Timken Co.	16	707
Toro Co.	8	541
TransUnion	5	442
Trinity Industries Inc.	35	751
Triumph Group Inc.	5	45
TrueBlue, Inc. (a)	4	67
Tutor Perini Corp. (a)	18	221
UniFirst Corp.	2	342
Valmont Industries Inc.	4	445
Verisk Analytics, Inc.	5	852
Wabash National Corp.	10	102
Wabtec Corp.	11	656
Watsco Inc.	4	783
Watts Water Technologies Inc. - Class A	3	232
Werner Enterprises Inc.	9	394
WESCO International, Inc. (a)	23	810
Woodward Governor Co.	5	417
XPO Logistics Inc. (a)	13	1,025
Xylem Inc.	13	838
		55,899

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

319

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Consumer Discretionary 14.0%
Aaron's, Inc.	14	639
Abercrombie & Fitch Co. - Class A	50	530
Acushnet Holdings Corp.	5	174
Adtalem Global Education Inc. (a)	13	402
American Axle & Manufacturing Holdings, Inc. (a)	57	430
American Eagle Outfitters, Inc.	62	675
Arch Restaurants, Inc. - Class A	6	178
Asbury Automotive Group, Inc. (a)	6	432
AutoZone, Inc. (a)	1	851
Big Lots, Inc.	21	871
BJ's Restaurants, Inc.	3	65
Bloomin' Brands, Inc.	23	247
Boyd Gaming Corporation	11	224
Bright Horizons Family Solutions Inc. (a)	3	321
Brinker International Inc.	15	355
Brink's Co.	2	71
Brunswick Corp.	14	912
Buckle Inc. (b)	12	184
Burlington Stores Inc. (a)	2	390
Caesars Entertainment Corp. (a)	38	458
Caleres Inc.	8	67
Carter's Inc.	9	694
Cheesecake Factory Inc. (b)	14	329
Chico's FAS Inc.	52	72
Childrens Place Retail Stores Inc. (b)	4	163
Churchill Downs Inc.	3	354
Columbia Sportswear Co.	3	268
Cooper Tire & Rubber Co.	12	328
Cooper-Standard Holdings Inc. (a)	5	66
Core-Mark Holding Co. Inc.	10	238
Cracker Barrel Old Country Store, Inc.	4	448
Dana Holding Corp.	45	545
Deckers Outdoor Corp. (a)	3	639
Delphi Technologies PLC (a) (b)	27	384
Designer Brands Inc. - Class A	33	225
Domino's Pizza, Inc.	3	1,149
Dorman Products Inc. (a)	3	234
Dunkin' Brands Group Inc.	5	295
Extended Stay America, Inc. - Class B	46	513
Fossil Group, Inc. (a)	28	131
Frontdoor, Inc. (a)	3	115
FTI Consulting Inc. (a)	4	422
Genesco Inc. (a)	6	140
Gentex Corp.	33	857
G-III Apparel Group, Ltd. (a)	19	247
Graham Holdings Co.	1	304
Grand Canyon Education, Inc. (a)	3	288
Griffon Corporation	6	112
Group 1 Automotive Inc.	7	476
Guess Inc.	21	204
H & R Block, Inc.	33	465
Hanesbrands Inc.	77	865
Harley-Davidson, Inc.	20	479
Helen of Troy Ltd (a)	3	544
Hilton Grand Vacations Inc. (a)	6	109
Houghton Mifflin Harcourt Company (a)	29	52
IAA Spinco Inc. (a)	6	239
International Game Technology PLC (b)	38	338
Jack in the Box Inc.	7	490
K12 Inc. (a)	5	138
KAR Auction Services, Inc.	12	165
KB Home	15	450
Kontoor Brands, Inc.	10	171
Laureate Education Inc. - Class A (a)	15	153
La-Z-Boy Inc.	9	251
LCI Industries	4	432
Leggett & Platt Inc.	24	843
Levi Strauss & Co. - Class A (b)	2	33
Lithia Motors Inc. - Class A	5	692
M/I Homes, Inc. (a)	3	108
Marriott Vacations Worldwide Corporation	6	466
Mattel, Inc. (a)	39	376
MDC Holdings Inc.	10	354
	Shares/Par[1]	Value ($)
Meritage Homes Corporation (a)	7	511
Monro Inc.	3	191
Murphy USA Inc. (a)	4	472
Office Depot Inc.	225	528
Ollie's Bargain Outlet Holdings Inc. (a)	2	151
Papa John's International Inc.	1	117
Party City Holdco Inc. (a) (b)	43	64
Penn National Gaming Inc. (a) (b)	13	399
Polaris Industries Inc.	11	1,017
Pool Corporation	2	532
Red Rock Resorts, Inc. - Class A	7	78
Regis Corp. (a)	6	50
Rent-A-Center, Inc.	4	123
RH (a)	1	289
Sally Beauty Holdings, Inc. (a)	41	514
Seaworld Entertainment, Inc. (a)	5	76
Service Corp. International	13	508
ServiceMaster Holding Corporation (a)	8	287
Signet Jewelers Limited	21	217
Six Flags Operations Inc.	19	369
Skechers U.S.A. Inc. - Class A (a)	17	541
Sleep Number Corporation (a)	3	122
Sonic Automotive, Inc. - Class A	10	307
Steven Madden Ltd.	13	333
Sturm Ruger & Co. Inc.	3	210
Taylor Morrison Home II Corporation - Class A (a)	27	524
Tempur Sealy International, Inc. (a)	4	258
Tenneco Inc. (a)	46	346
Tesla Inc. (a)	1	1,256
Texas Roadhouse Inc.	8	435
The Michaels Companies, Inc. (a) (b)	14	96
The Wendy's Company	33	711
Thor Industries Inc.	15	1,564
Toll Brothers Inc.	14	446
TopBuild Corp. (a)	3	394
TRI Pointe Homes, Inc. (a)	35	508
Tupperware Brands Corp.	19	92
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	735
Under Armour Inc. - Class A (a)	41	400
Urban Outfitters Inc. (a)	28	429
Vail Resorts, Inc.	2	436
Williams-Sonoma Inc.	13	1,091
Wolverine World Wide, Inc.	14	345
Wyndham Destinations, Inc.	17	473
Wyndham Hotels & Resorts, Inc.	7	308
Wynn Resorts Ltd.	5	386
		46,168
Financials 13.1%
Affiliated Managers Group, Inc.	11	846
Ambac Financial Group, Inc. (a)	5	77
American Equity Investment Life Holding Company	18	456
American Financial Group, Inc.	6	388
American National Insurance Company	1	108
Ares Management Corporation - Class A	2	62
Artisan Partners Asset Management Inc. - Class A	6	208
Associated Banc-Corp	28	388
Assurant, Inc.	4	409
Atlantic Union Bank	4	90
BancorpSouth Bank	12	281
Bank of Hawaii Corporation	5	301
Bank OZK	19	452
BankUnited, Inc.	18	365
Banner Corporation	2	94
BGC Partners, Inc. - Class A	39	108
Blackstone Mortgage Trust, Inc. - Class A	15	363
BOK Financial Corporation	4	242
Brown & Brown Inc.	16	660
Cannae Holdings, Inc. (a)	9	351
Capitol Federal Financial	11	119
Cathay General Bancorp	9	235
CNO Financial Group, Inc.	15	230
Cohen & Steers, Inc.	2	139
Columbia Banking System Inc.	9	242
Commerce Bancshares Inc.	8	496

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

320

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Community Bank System Inc.	4	253
Credit Acceptance Corp. (a) (b)	1	346
Cullen/Frost Bankers Inc. (b)	7	512
CVB Financial Corp.	6	120
E*TRADE Financial Corp.	19	956
East West Bancorp, Inc.	19	695
Eaton Vance Corp.	13	487
Erie Indemnity Company - Class A	2	325
Essent Group Ltd.	7	240
Evercore Inc. - Class A	7	425
FactSet Research Systems Inc.	2	632
FBL Financial Group, Inc. - Class A	1	21
Federated Investors, Inc. - Class B	14	328
First American Financial Corporation	17	818
First Citizens BancShares, Inc. - Class A	—	209
First Financial Bancorp.	5	68
First Hawaiian, Inc.	19	328
First Horizon National Corporation	49	485
First Interstate BancSystem, Inc. - Class A	4	119
First Midwest Bancorp, Inc.	15	194
First Republic Bank	10	1,112
FirstCash, Inc.	4	272
Flagstar Bancorp, Inc.	5	139
FNB Corp.	54	404
Fulton Financial Corp.	27	283
Glacier Bancorp, Inc.	7	263
Great Western Bancorp Inc.	10	137
Hancock Whitney Co.	14	291
Hanover Insurance Group Inc.	6	596
Hilltop Holdings Inc.	11	202
Home BancShares, Inc.	18	270
Hope Bancorp, Inc.	21	196
Horace Mann Educators Corp.	3	117
Houlihan Lokey Inc. - Class A	3	153
IberiaBank Corp.	7	338
Independence Holdings, LLC	15	365
Interactive Brokers Group, Inc.	1	31
International Bancshares Corporation	7	218
Investors Bancorp, Inc.	40	336
Janus Henderson Group PLC	37	792
Kemper Corp.	7	502
Ladder Capital Corp - Class A	18	143
Legg Mason, Inc.	10	495
LPL Financial Holdings Inc.	10	757
MarketAxess Holdings Inc.	1	303
MBIA Inc. (a)	16	117
Mercury General Corp.	6	252
MFA Financial, Inc.	127	315
MGIC Investment Corp.	51	422
Moelis & Company LLC - Class A	3	89
Morningstar Inc.	1	171
MSCI Inc.	3	847
NASDAQ Inc.	4	421
National General Holdings Corp.	8	169
National Western Life Group Inc. - Class A	—	35
Nelnet, Inc. - Class A	2	113
New York Community Bancorp Inc.	48	491
Northwest Bancshares Inc.	16	162
Old National Bancorp	23	315
PacWest Bancorp	26	505
PennyMac Financial Services, Inc.	2	75
People's United Financial Inc.	71	819
Pinnacle Financial Partners, Inc.	8	347
Primerica, Inc.	5	576
ProAssurance Corporation	11	157
Prosperity Bancshares Inc.	9	522
Provident Financial Services, Inc.	4	61
Radian Group Inc.	27	417
Raymond James Financial Inc.	6	440
Renasant Corporation	3	69
RLI Corp.	4	304
SEI Investments Co.	14	792
Selective Insurance Group Inc.	6	319
Signature Bank	5	523
Simmons First National Corp. - Class A	12	204
	Shares/Par[1]	Value ($)
SLM Corporation	50	355
South State Corp.	4	211
Sterling Bancorp	29	336
Stewart Information Services Corp.	5	161
Stifel Financial Corp.	7	356
SVB Financial Group (a)	3	713
Synovus Financial Corp.	23	481
TCF Financial Corporation	14	420
Texas Capital Bancshares, Inc. (a)	7	217
TFS Financial Corporation	4	56
The PRA Group, Inc. (a)	8	296
Tradeweb Markets Inc. - Class A	1	67
Trustmark Corp.	8	200
Two Harbors Investment Corp.	64	321
Ubiquiti Inc.	—	75
UMB Financial Corp.	5	282
Umpqua Holdings Corp.	41	437
United Bankshares Inc.	14	385
Valley National Bancorp	43	340
Virtu Financial Inc. - Class A	3	62
Waddell & Reed Financial Inc. - Class A	32	493
Walker & Dunlop, Inc.	2	111
Washington Federal Inc.	12	334
Webster Financial Corp.	12	358
WesBanco Inc.	3	53
Western Alliance Bancorp	7	254
White Mountains Insurance Group Ltd	—	454
Wintrust Financial Corporation	8	337
World Acceptance Corp. (a) (b)	1	69
Zions Bancorp	26	891
		43,160
Information Technology 13.1%
ACI Worldwide, Inc. (a)	8	227
ADTRAN, Inc.	7	71
Advanced Micro Devices, Inc. (a)	3	167
Akamai Technologies, Inc. (a)	12	1,333
Amkor Technology, Inc. (a)	17	204
ANSYS, Inc. (a)	3	932
Arista Networks, Inc. (a)	1	268
ASGN Incorporated (a)	6	432
Aspen Technology, Inc. (a)	2	227
Autodesk, Inc. (a)	3	727
Belden Inc.	9	279
Benchmark Electronics, Inc.	10	207
Black Knight, Inc. (a)	7	485
Booz Allen Hamilton Holding Corporation - Class A	9	731
Broadridge Financial Solutions, Inc.	7	946
CACI International Inc. - Class A (a)	3	565
Cadence Design Systems Inc. (a)	9	878
CDK Global, Inc.	14	587
CDW Corp.	5	539
Ciena Corp. (a)	11	615
Cirrus Logic Inc. (a)	7	440
Cognex Corp.	7	426
Coherent Inc. (a)	2	290
CommScope Holding Company, Inc. (a)	57	472
Conduent Inc. (a)	86	206
CoreLogic, Inc.	11	708
Cree, Inc. (a)	14	819
Diebold Nixdorf Inc. (a)	13	78
Diodes Inc. (a)	2	95
Dolby Laboratories, Inc.	5	362
EchoStar Corp. - Class A (a)	9	243
Entegris, Inc.	6	333
EPAM Systems, Inc. (a)	1	362
Equifax Inc.	8	1,340
Euronet Worldwide Inc. (a)	3	282
Fair Isaac Corporation (a)	1	390
First Solar, Inc. (a)	14	679
Fitbit, Inc. - Class A (a)	25	159
FleetCor Technologies Inc. (a)	3	822
FLIR Systems Inc.	14	559
Fortinet, Inc. (a)	3	353
Gartner Inc. (a)	4	498

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

321

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Genpact Limited	18	653
Global Payments Inc.	9	1,446
II-VI Incorporated (a)	3	139
Insight Enterprises, Inc. (a)	9	452
InterDigital Communications, Inc.	6	337
IPG Photonics Corporation (a)	2	404
Itron Inc. (a)	4	235
J2 Cloud Services, LLC (a)	4	258
Jack Henry & Associates Inc.	4	829
KBR, Inc.	21	466
Keysight Technologies, Inc. (a)	6	584
Knowles Corporation (a)	15	227
Littelfuse Inc.	2	324
Liveramp, Inc. (a)	7	292
LogMeIn, Inc.	6	471
Manhattan Associates Inc. (a)	4	349
Mantech International Corp. - Class A	4	278
Marvell Technology Group Ltd	22	758
MAXIMUS Inc.	8	543
Methode Electronics Inc.	4	113
MKS Instruments, Inc.	5	526
National Instruments Corp.	11	418
NCR Corporation (a)	22	380
NETGEAR, Inc. (a)	3	87
NetScout Systems, Inc. (a)	18	467
Nuance Communications, Inc. (a)	17	422
On Semiconductor Corporation (a)	47	938
PC Connection, Inc.	3	152
Pegasystems Inc.	1	58
Perspecta Inc.	24	560
Pitney Bowes Inc.	63	164
Plantronics Inc. (b)	6	84
Plexus Corp. (a)	5	352
Progress Software Corp.	3	131
PTC Inc. (a)	4	327
Sabre Corporation	42	337
Sanmina Corp. (a)	14	360
ScanSource Inc. (a)	4	100
Science Applications International Corp.	7	524
Silicon Laboratories Inc. (a)	2	244
SolarWinds Corporation (a)	3	45
SS&C Technologies Holdings, Inc.	9	533
Super Micro Computer, Inc. (a)	3	95
Sykes Enterprises Inc. (a)	6	160
Synaptics Incorporated (a)	7	417
Synopsys Inc. (a)	6	1,082
Teradata Corporation (a)	33	678
Teradyne Inc.	11	896
Trimble Inc. (a)	18	790
TTEC Holdings, Inc.	1	40
TTM Technologies, Inc. (a)	26	304
Tyler Technologies Inc. (a)	1	274
Upstate Property Rentals, LLC (a)	1	32
Verint Systems Inc. (a)	5	212
ViaSat, Inc. (a)	6	235
Vishay Intertechnology Inc.	27	412
Wex, Inc. (a)	2	289
Workday, Inc. - Class A (a)	—	89
Zebra Technologies Corp. - Class A (a)	2	399
		43,107
Real Estate 12.2%
Acadia Realty Trust	12	161
Alexander & Baldwin, LLC	11	130
Alexandria Real Estate Equities, Inc.	7	1,148
American Campus Communities, Inc.	18	632
American Finance Trust, Inc. - Class A	11	84
American Homes 4 Rent - Class A	19	507
Apartment Investment and Management Company - Class A	13	489
Apollo Commercial Real Estate Finance, Inc.	22	213
Apple Hospitality REIT, Inc.	53	516
Brandywine Realty Trust	33	364
Brixmor Property Group Inc.	54	695
Camden Property Trust	8	751
Chimera Investment Corporation	49	472
	Shares/Par[1]	Value ($)
Colony Capital, Inc. - Class A	99	237
Colony Credit Real Estate, Inc. - Class A	7	50
Columbia Property Trust Inc.	22	285
CoreCivic, Inc.	27	255
Corepoint Lodging Inc.	7	31
Corporate Office Properties Trust	14	355
Cousins Properties Incorporated	11	333
CubeSmart	14	380
Cushman & Wakefield PLC (a)	5	62
Cyrusone LLC	6	440
DiamondRock Hospitality Co.	54	297
Diversified Healthcare Trust	62	275
Douglas Emmett, Inc.	14	416
Duke Realty Corp.	29	1,026
EastGroup Properties Inc.	2	231
Empire State Realty Trust Inc. - Class A	28	197
EPR Properties	9	307
Equity Commonwealth	14	458
Equity Lifestyle Properties, Inc.	6	399
Extra Space Storage Inc.	7	627
Federal Realty Investment Trust	6	518
First Industrial Realty Trust, Inc.	8	316
Franklin Street Properties Corp.	10	49
Gaming and Leisure Properties, Inc.	15	528
Healthcare Realty Trust Inc.	12	364
Healthcare Trust of America, Inc. - Class A	20	525
Highwoods Properties Inc.	13	498
Hudson Pacific Properties Inc.	17	435
Invesco Mortgage Capital Inc. (b)	43	162
Invitation Homes Inc.	30	838
JBG Smith Properties	10	309
Jones Lang LaSalle Incorporated	4	369
Kennedy-Wilson Holdings Inc.	11	163
Kilroy Realty Corporation	9	553
Kimco Realty Corporation	64	823
Kite Realty Naperville, LLC	19	220
Lamar Advertising Co. - Class A	8	543
Lexington Realty Trust	35	372
Life Storage Inc.	4	412
Macerich Co. (b)	60	537
Mack-Cali Realty Corporation	15	222
Medical Properties Trust, Inc.	33	627
MGM Growth Properties LLC - Class A	4	116
National Health Investors, Inc.	3	195
National Retail Properties, Inc.	13	464
New Residential Investment Corp.	38	286
New York Mortgage Trust Inc.	56	145
Office Properties Income Trust	9	245
Omega Healthcare Investors, Inc.	20	605
OUTFRONT Media Inc.	31	438
Paramount Group, Inc.	42	325
Park Hotels & Resorts Inc.	29	284
Pebblebrook Hotel Trust	26	356
PennyMac Mortgage Investment Trust	19	329
Physicians Realty Trust	18	309
Piedmont Office Realty Trust Inc. - Class A	25	424
PotlatchDeltic Corp.	4	146
PS Business Parks, Inc.	1	173
Rayonier Inc.	20	488
Realogy Holdings Corp.	103	763
Redwood Trust Inc.	25	174
Regency Centers Corp.	17	799
Retail Opportunity Investments Corp.	16	184
Retail Properties of America, Inc. - Class A	48	349
RLJ III-EM Columbus Lessee, LLC	46	437
Ryman Hospitality Properties, Inc.	5	186
Sabra Health Care REIT, Inc.	25	363
SBA Communications Corporation	1	328
Service Properties Trust	40	286
SITE Centers Corp.	37	300
SL Green Realty Corp.	10	485
Spirit Realty Capital, Inc.	14	475
STAG Industrial, Inc.	9	252
Starwood Property Trust, Inc.	46	689
STORE Capital Corp.	15	361

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

322

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Summit Hotel Properties Inc.	10	62
Sun Communities Inc.	4	553
Sunstone Hotel Investors Inc.	56	455
Tanger Factory Outlet Centers Inc. (b)	28	199
Taubman Centers Inc.	9	354
The GEO Group, Inc.	36	421
The Howard Hughes Corporation (a)	4	215
UDR, Inc.	19	695
Uniti Group Inc.	62	575
Urban Edge Properties	16	185
VICI Properties Inc.	29	578
W.P. Carey Inc.	13	855
Washington Prime Group, L.P. (b)	95	80
Washington REIT	10	232
Weingarten Realty Investors	18	342
Xenia Hotels & Resorts Inc.	22	209
		39,975
Materials 7.5%
Albemarle Corporation	7	531
Allegheny Technologies Incorporated (a)	28	288
AptarGroup, Inc.	5	587
ARD Holdings S.A. - Class A	—	6
Ashland Global Holdings Inc.	13	878
Avery Dennison Corporation	9	1,005
Axalta Coating Systems Ltd. (a)	18	409
Ball Corporation	8	547
Berry Global Group, Inc. (a)	14	612
Boise Cascade Company	9	343
Cabot Corp.	11	402
Carpenter Technology Corp.	10	232
Century Aluminum Co. (a)	13	90
Cleveland-Cliffs Inc.	20	109
Commercial Metals Co.	40	819
Compass Minerals International, Inc.	7	336
Crown Holdings Inc. (a)	9	567
Domtar Corp.	30	626
Eagle Materials Inc.	6	389
Element Solutions, Inc. (a)	36	393
FMC Corporation	6	624
Graphic Packaging Holding Company	54	749
Greif Inc. - Class A	7	238
H.B. Fuller Company	8	354
Hecla Mining Co.	102	332
Huntsman Corp.	25	441
Innospec Inc.	3	219
International Flavors & Fragrances Inc.	4	528
Kaiser Aluminum Corporation	3	256
Kronos Worldwide, Inc.	3	31
Louisiana-Pacific Corp.	20	503
Materion Corp.	2	124
Minerals Technologies Inc.	6	264
NewMarket Corp.	1	428
O-I Glass, Inc.	60	538
Olin Corporation	53	610
PolyOne Corporation	19	493
PQ Group Holdings Inc. (a)	3	39
Royal Gold Inc.	3	387
RPM International Inc.	12	933
Schnitzer Steel Industries Inc. - Class A	4	77
Schweitzer-Mauduit International Inc.	6	192
Scotts Miracle-Gro Co. - Class A	4	519
Sealed Air Corporation	16	542
Sensient Technologies Corporation	7	375
Silgan Holdings Inc.	14	448
Sonoco Products Co.	14	735
Stepan Co.	3	269
Summit Materials, Inc. - Class A (a)	15	247
The Chemours Company	41	627
Trinseo S.A.	12	277
UFP Industries, Inc.	11	524
United States Steel Corporation	51	366
Univar Solutions Inc. (a)	30	508
Verso Corporation - Class A	7	86
Vulcan Materials Co.	4	518
	Shares/Par[1]	Value ($)
W. R. Grace & Co.	7	370
Warrior Met Coal, Inc.	23	358
Worthington Industries Inc.	7	272
		24,570
Health Care 7.4%
Acadia Healthcare Company, Inc. (a)	15	380
Align Technology, Inc. (a)	2	508
Allscripts Healthcare Solutions, Inc. (a)	31	209
Amedisys, Inc. (a)	1	117
AMN Healthcare Services, Inc. (a)	4	182
Avanos Medical, Inc. (a)	4	114
BioMarin Pharmaceutical Inc. (a)	4	511
Bio-Rad Laboratories, Inc. - Class A (a)	1	554
Bio-Techne Corporation	1	342
Brookdale Senior Living Inc. (a)	56	166
Bruker Corp.	6	229
Catalent Inc. (a)	5	380
Charles River Laboratories International Inc. (a)	2	419
Chemed Corporation	1	449
Cooper Cos. Inc.	2	665
Covetrus, Inc. (a)	17	313
Edwards Lifesciences Corporation (a)	12	804
Elanco Animal Health (a)	16	345
Encompass Health Corporation	9	539
Five Star Senior Living Inc. (a)	6	23
Globus Medical Inc. - Class A (a)	4	183
Haemonetics Corp. (a)	2	185
Hill-Rom Holdings Inc.	5	499
Hologic Inc. (a)	16	909
Illumina, Inc. (a)	3	1,095
Incyte Corporation (a)	3	275
LHC Group, Inc. (a)	1	144
LivaNova PLC (a)	2	89
Magellan Health Services Inc. (a)	7	493
Masimo Corp. (a)	2	393
Mednax, Inc. (a)	33	559
Mettler-Toledo International Inc. (a)	1	1,021
Molina Healthcare, Inc. (a)	5	951
Myriad Genetics, Inc. (a)	18	207
National Healthcare Corp.	1	80
OPKO Health, Inc. (a) (b)	85	291
Patterson Cos. Inc.	38	838
PerkinElmer Inc.	7	706
PRA Health Sciences, Inc. (a)	2	233
Premier Healthcare Solutions, Inc. - Class A (a)	6	199
Prestige Consumer Healthcare Inc. (a)	3	132
ResMed Inc.	6	1,101
Select Medical Holdings Corporation (a)	17	257
Steris Limited	2	371
Syneos Health, Inc. - Class A (a)	7	409
Teleflex Incorporated	2	619
Tenet Healthcare Corporation (a)	29	521
United Therapeutics Corporation (a)	11	1,311
Varian Medical Systems, Inc. (a)	8	983
Vertex Pharmaceuticals Incorporated (a)	2	553
Waters Corp. (a)	5	907
West Pharmaceutical Services Inc.	3	638
		24,401
Consumer Staples 4.6%
B&G Foods, Inc. (b)	20	487
Boston Beer Co. Inc. - Class A (a)	1	286
Cal-Maine Foods Inc. (a)	6	254
Casey's General Stores Inc.	6	871
Central Garden & Pet Co. - Class A (a)	9	300
Darling Ingredients Inc. (a)	27	667
Del Monte Fresh Produce Company	9	212
Edgewell Personal Care Colombia S A S (a)	18	551
Flowers Foods Inc.	30	663
Hain Celestial Group Inc. (a)	16	495
Herbalife Nutrition Ltd. (a)	13	595
Ingles Markets Inc. - Class A	3	124
J&J Snack Foods Corp.	1	179
Lamb Weston Holdings Inc.	4	246
Lancaster Colony Corp.	2	322

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

323

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
McCormick & Co. Inc.	7	1,178
National Beverage Corp. (a) (b)	2	96
Nomad Foods Limited (a)	22	470
Nu Skin Enterprises, Inc. - Class A	18	671
Performance Food Group Company (a)	23	673
Post Holdings, Inc. (a)	5	468
PriceSmart Inc.	5	284
Rite Aid Corporation (a) (b)	84	1,429
Sanderson Farms Inc.	5	550
Seaboard Corp.	—	9
SpartanNash Co.	8	166
Spectrum Brands Legacy, Inc.	6	257
Sprouts Farmers Market, Inc. (a)	28	717
The Andersons, Inc.	5	63
Treehouse Foods, Inc. (a)	12	511
United Natural Foods Inc. (a)	24	441
Universal Corp.	5	201
USANA Health Sciences, Inc. (a)	2	176
Vector Group Ltd.	23	230
Weis Markets Inc.	3	147
		14,989
Communication Services 4.1%
AMC Entertainment Holdings, Inc. - Class A (b)	40	172
AMC Networks, Inc. - Class A (a)	11	257
Cable One, Inc.	—	298
Cars.com Inc. (a)	16	91
Cinemark Holdings, Inc.	24	279
Clear Channel Outdoor Holdings, Inc. (a)	10	11
Consolidated Communications Holdings Inc. (a)	25	169
Dish Network Corporation - Class A (a)	1	22
Gannett Media Corp. (b)	40	56
GCI Liberty, Inc. - Class A (a)	3	213
Gray Television, Inc. (a)	6	83
Groupon, Inc. (a)	8	148
IAC/InterActiveCorp (a)	3	1,038
iHeartMedia, Inc. - Class A (a) (b)	6	51
Interpublic Group of Cos. Inc.	55	943
John Wiley & Sons Inc. - Class A	8	306
Liberty Broadband Corp. - Class C (a)	7	842
Liberty Latin America Ltd. - Class C (a)	28	261
Liberty Media Corporation - Class C (a)	17	525
Lions Gate Entertainment Corp. - Class A (a)	48	357
Live Nation Entertainment, Inc. (a)	5	241
Madison Square Garden Entertainment Corp. - Class A (a)	1	81
Meredith Corporation	12	181
Netflix, Inc. (a)	3	1,150
New York Times Co. - Class A	8	351
Nexstar Media Group, Inc. - Class A	4	340
Scholastic Corp.	5	165
Sinclair Broadcast Group Inc. - Class A (b)	15	279
Sirius XM Holdings Inc.	51	298
Snap Inc. - Class A (a)	12	277
Take-Two Interactive Software Inc. (a)	4	558
TEGNA Inc.	39	439
Telephone & Data Systems Inc.	9	188
The Madison Square Garden Company - Class A (a)	1	213
TripAdvisor Inc.	14	267
Twitter, Inc. (a)	22	653
Uber Technologies, Inc. (a)	6	202
US Cellular Corp. (a)	5	149
VeriSign, Inc. (a)	3	601
Zillow Group, Inc. - Class C (a) (b)	6	356
Zynga Inc. - Class A (a)	47	450
		13,561
Utilities 3.5%
ALLETE, Inc.	7	388
Atmos Energy Corporation	11	1,080
Avista Corporation	10	370
Black Hills Corporation	7	385
Clearway Energy, Inc. - Class C	13	300
El Paso Electric Company	5	320
Essential Utilities, Inc.	12	527
Evergy, Inc.	4	241
	Shares/Par[1]	Value ($)
Hawaiian Electric Industries Inc.	14	500
IDACORP Inc.	6	502
MDU Resources Group Inc.	15	333
MGE Energy, Inc.	2	107
National Fuel Gas Company	13	549
New Jersey Resources Corp.	12	384
NiSource Inc.	23	521
Northwest Natural Holding Company	3	175
NorthWestern Corp.	7	382
NRG Energy, Inc.	20	664
OGE Energy Corp.	28	845
One Gas, Inc.	6	456
Ormat Technologies Inc.	3	206
Otter Tail Corp.	3	125
PNM Resources, Inc.	10	392
Portland General Electric Co.	13	540
South Jersey Industries Inc.	11	277
Southwest Gas Corp.	5	381
Spire, Inc.	6	405
Terraform Power, Inc. - Class A	8	153
		11,508
Energy 3.1%
Archrock, Inc.	27	178
Cabot Oil & Gas Corp.	38	647
Callon Petroleum Company (a)	110	127
Centennial Resource Development, LLC - Class A (a)	71	63
ChampionX Corporation (a)	17	170
Cheniere Energy, Inc. (a)	2	113
Cimarex Energy Co.	15	425
CNX Resources Corporation (a)	67	583
CVR Energy, Inc.	5	104
Delek US Holdings, Inc.	26	448
Diamondback Energy, Inc.	5	214
Dril-Quip Inc. (a)	8	248
EQT Corporation	111	1,316
Equitrans Midstream Corp.	26	218
Forum Energy Technologies, Inc. (a)	43	23
Green Plains Renewable Energy Inc. (a)	16	160
Gulfport Energy Corporation (a)	56	61
Helix Energy Solutions Group, Inc. (a)	40	140
Kosmos Energy Ltd.	46	76
Magnolia Oil & Gas Corp. - Class A (a)	11	66
Nabors Industries Ltd (b)	11	390
Oasis Petroleum Inc. (a)	132	99
Oceaneering International, Inc. (a)	46	292
Oil States International Inc. (a)	14	65
Parsley Energy Inc. - Class A	34	360
Patterson-UTI Energy Inc.	114	395
PDC Energy, Inc. (a)	19	237
Peabody Energy Corp.	21	59
QEP Resources, Inc.	112	145
Range Resources Corporation	205	1,156
Reg Biofuels, LLC (a)	15	369
RPC Inc. (a) (b)	17	52
SM Energy Company	96	360
Southwestern Energy Co. (a)	75	191
Tidewater Inc. (a)	4	24
U.S. Silica Holdings, Inc. (b)	24	85
Valaris PLC - Class A (a) (b)	34	22
Whiting Petroleum Corporation (a)	49	56
WPX Energy, Inc. (a)	80	508
		10,245
Total Common Stocks (cost $370,209)		327,583
SHORT TERM INVESTMENTS 2.2%
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	6,331	6,331
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	807	807

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

324

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	175	175
Total Short Term Investments (cost $7,313)		7,313
Total Investments 101.8% (cost $377,522)		334,896
Other Derivative Instruments 0.0%		17
Other Assets and Liabilities, Net (1.8)%		(5,860)
Total Net Assets 100.0%		329,053

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.7%
Information Technology 17.2%
Accenture Public Limited Company - Class A	31	6,704
Adobe Inc. (a)	24	10,497
ADS Alliance Data Systems, Inc.	4	165
Advanced Micro Devices, Inc. (a)	93	4,885
Akamai Technologies, Inc. (a)	12	1,288
Amdocs Limited	24	1,466
Amkor Technology, Inc. (a)	46	567
ANSYS, Inc. (a)	14	3,978
Apple Inc.	169	61,728
Applied Materials, Inc.	85	5,138
Arrow Electronics, Inc. (a)	33	2,301
Aspen Technology, Inc. (a)	3	307
Autodesk, Inc. (a)	17	3,958
Automatic Data Processing, Inc.	14	2,126
Avnet, Inc.	48	1,330
Benchmark Electronics, Inc.	13	283
Black Knight, Inc. (a)	20	1,422
Booz Allen Hamilton Holding Corporation - Class A	48	3,723
Broadcom Inc.	5	1,552
Broadridge Financial Solutions, Inc.	15	1,846
CACI International Inc. - Class A (a)	8	1,689
Cadence Design Systems Inc. (a)	21	2,040
CDK Global, Inc.	17	706
CDW Corp.	5	532
Ciena Corp. (a)	11	590
Cirrus Logic Inc. (a)	14	892
Citrix Systems Inc.	11	1,642
Cognex Corp.	15	884
Conduent Inc. (a)	109	261
CoreLogic, Inc.	6	406
Corning Incorporated	273	7,059
Cree, Inc. (a)	29	1,734
Dolby Laboratories, Inc.	9	595
Entegris, Inc.	9	550
EPAM Systems, Inc. (a)	4	1,061
Equifax Inc.	10	1,651
F5 Networks, Inc. (a)	3	449
Fair Isaac Corporation (a)	5	2,291
Fidelity National Information Services, Inc.	36	4,794
Fiserv, Inc. (a)	55	5,417
FleetCor Technologies Inc. (a)	2	604
Flex Ltd. (a)	65	669
FLIR Systems Inc.	16	664
Fortinet, Inc. (a)	10	1,370
Gartner Inc. (a)	3	387
Genpact Limited	58	2,115
Global Payments Inc.	24	4,019
Hewlett Packard Enterprise Company	437	4,248
HP Inc.	167	2,918
IHS Markit Ltd.	34	2,590
II-VI Incorporated (a)	6	297
Insight Enterprises, Inc. (a)	15	738
Intel Corporation	209	12,505
International Business Machines Corporation	256	30,907
	Shares/Par[1]	Value ($)
Intuit Inc.	6	1,820
Jabil Inc.	54	1,718
Jack Henry & Associates Inc.	23	4,166
Juniper Networks, Inc.	115	2,635
KBR, Inc.	69	1,551
KLA-Tencor Corp.	21	4,141
Lam Research Corp.	16	5,115
Leidos Holdings Inc.	6	593
LogMeIn, Inc.	6	489
Manhattan Associates Inc. (a)	14	1,290
Mantech International Corp. - Class A	10	662
Marvell Technology Group Ltd	47	1,665
MasterCard Incorporated - Class A	75	22,107
Maxim Integrated Products, Inc.	9	562
MAXIMUS Inc.	12	847
Microchip Technology Incorporated	12	1,259
Micron Technology, Inc. (a)	56	2,861
Microsoft Corporation	131	26,726
MKS Instruments, Inc.	4	455
Motorola Solutions Inc.	66	9,240
NCR Corporation (a)	32	551
NetScout Systems, Inc. (a)	27	680
NortonLifelock Inc.	44	882
Nuance Communications, Inc. (a)	22	551
NVIDIA Corporation	33	12,380
Oracle Corporation	56	3,113
Paychex Inc.	30	2,257
Paypal Holdings, Inc. (a)	58	10,046
Pegasystems Inc.	3	303
Plexus Corp. (a)	7	517
Qorvo, Inc. (a)	6	639
Qualcomm Incorporated	199	18,189
Sanmina Corp. (a)	19	465
Science Applications International Corp.	5	423
Seagate Technology Public Limited Company	132	6,377
Skyworks Solutions, Inc.	19	2,389
Sykes Enterprises Inc. (a)	11	297
Synaptics Incorporated (a)	14	850
SYNNEX Corporation	10	1,174
Synopsys Inc. (a)	12	2,323
Teradata Corporation (a)	30	631
Teradyne Inc.	23	1,974
Texas Instruments Incorporated	114	14,486
Tyler Technologies Inc. (a)	3	1,148
Vishay Intertechnology Inc.	56	855
Western Digital Corporation	49	2,150
Xerox Holdings Corporation	19	298
Xilinx, Inc.	17	1,654
Zebra Technologies Corp. - Class A (a)	4	969
		393,011
Consumer Staples 16.4%
Altria Group, Inc.	123	4,830
Archer-Daniels-Midland Company	140	5,583
B&G Foods, Inc. (b)	35	848
Boston Beer Co. Inc. - Class A (a)	4	2,169
Brown-Forman Corp. - Class B	47	2,970
Bunge Limited	67	2,754
Cal-Maine Foods Inc. (a)	17	748
Campbell Soup Company	44	2,166
Casey's General Stores Inc.	13	2,014
Church & Dwight Co. Inc.	34	2,632
Coca-Cola European Partners PLC	14	513
Colgate-Palmolive Co.	107	7,816
ConAgra Brands Inc.	73	2,562
Constellation Brands, Inc. - Class A	7	1,253
Costco Wholesale Corporation	93	28,130
Coty Inc. - Class A	12	52
Darling Ingredients Inc. (a)	31	764
Del Monte Fresh Produce Company	13	314
Dollar General Corporation	89	16,959
Edgewell Personal Care Colombia S A S (a)	31	951
Estee Lauder Cos. Inc. - Class A	29	5,449
Flowers Foods Inc.	56	1,251
General Mills, Inc.	89	5,488

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

325

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Hain Celestial Group Inc. (a)	10	305
Herbalife Nutrition Ltd. (a)	22	974
Hershey Co.	18	2,276
Hormel Foods Corp.	25	1,212
Ingredion Inc.	8	698
J&J Snack Foods Corp.	3	439
JM Smucker Co.	17	1,763
Kellogg Co.	56	3,716
Keurig Dr Pepper Inc.	23	649
Kimberly-Clark Corporation	41	5,799
Kraft Heinz Foods Company	111	3,549
Lamb Weston Holdings Inc.	24	1,550
Lancaster Colony Corp.	7	1,045
McCormick & Co. Inc.	12	2,186
Mondelez International, Inc. - Class A	40	2,021
Monster Beverage 1990 Corporation (a)	34	2,328
Nomad Foods Limited (a)	37	797
Nu Skin Enterprises, Inc. - Class A	35	1,349
PepsiCo, Inc.	252	33,359
Performance Food Group Company (a)	72	2,087
Philip Morris International Inc.	272	19,059
Pilgrim's Pride Corporation (a)	5	84
PriceSmart Inc.	5	323
Procter & Gamble Co.	368	43,975
Rite Aid Corporation (a) (b)	60	1,021
Sanderson Farms Inc.	17	1,966
Sprouts Farmers Market, Inc. (a)	75	1,926
Sysco Corp.	92	5,004
Target Corporation	244	29,296
The Clorox Company	18	3,987
The Coca-Cola Company	542	24,211
The Kroger Co.	494	16,724
Treehouse Foods, Inc. (a)	21	923
Tyson Foods Inc. - Class A	56	3,347
Universal Corp.	9	400
US Foods Holding Corp. (a)	57	1,131
USANA Health Sciences, Inc. (a)	4	260
Vector Group Ltd.	41	409
Walgreens Boots Alliance, Inc.	145	6,130
Walmart Inc.	403	48,297
Weis Markets Inc.	5	252
		375,043
Health Care 13.0%
AbbVie Inc.	194	19,088
Amedisys, Inc. (a)	3	693
AmerisourceBergen Corporation	7	737
Amgen Inc.	57	13,519
Anthem, Inc.	27	7,198
Baxter International Inc.	52	4,506
Becton, Dickinson and Company	7	1,611
Biogen Inc. (a)	18	4,854
BioMarin Pharmaceutical Inc. (a)	13	1,596
Bio-Rad Laboratories, Inc. - Class A (a)	4	1,736
Bio-Techne Corporation	3	724
Bristol-Myers Squibb Company	134	7,889
Brookdale Senior Living Inc. (a)	111	328
Bruker Corp.	12	479
Cardinal Health, Inc.	123	6,437
Catalent Inc. (a)	22	1,636
Centene Corporation (a)	26	1,628
Cerner Corp.	17	1,134
Charles River Laboratories International Inc. (a)	3	610
Chemed Corporation	4	2,014
Cigna Holding Company	18	3,435
Cooper Cos. Inc.	5	1,302
CVS Health Corporation	401	26,074
Danaher Corporation	62	11,042
DaVita Inc. (a)	27	2,149
Dentsply Sirona Inc.	22	965
Edwards Lifesciences Corporation (a)	58	4,023
Eli Lilly & Co.	47	7,761
Encompass Health Corporation	21	1,326
Gilead Sciences, Inc.	277	21,325
Globus Medical Inc. - Class A (a)	6	270
	Shares/Par[1]	Value ($)
HCA Healthcare, Inc.	28	2,695
Henry Schein Inc. (a)	17	973
Humana Inc.	24	9,441
Intuitive Surgical, Inc. (a)	1	450
Johnson & Johnson	218	30,685
Laboratory Corporation of America Holdings (a)	11	1,818
LHC Group, Inc. (a)	3	468
Magellan Health Services Inc. (a)	10	709
Masimo Corp. (a)	9	2,010
McKesson Corporation	70	10,680
Mednax, Inc. (a)	49	831
Merck & Co., Inc.	258	19,957
Mettler-Toledo International Inc. (a)	2	1,706
Molina Healthcare, Inc. (a)	8	1,511
Myriad Genetics, Inc. (a)	44	497
Patterson Cos. Inc.	52	1,135
Pfizer Inc.	143	4,679
Premier Healthcare Solutions, Inc. - Class A (a)	13	462
Quest Diagnostics Incorporated	24	2,754
Regeneron Pharmaceuticals, Inc. (a)	3	2,171
ResMed Inc.	33	6,307
Select Medical Holdings Corporation (a)	36	528
Steris Limited	7	1,006
Syneos Health, Inc. - Class A (a)	7	402
Teleflex Incorporated	7	2,601
Tenet Healthcare Corporation (a)	91	1,654
United Therapeutics Corporation (a)	16	1,924
UnitedHealth Group Incorporated	47	13,749
Varian Medical Systems, Inc. (a)	3	391
Vertex Pharmaceuticals Incorporated (a)	21	5,998
Waters Corp. (a)	4	708
West Pharmaceutical Services Inc.	6	1,475
Zimmer Biomet Holdings, Inc.	10	1,166
Zoetis Inc. - Class A	33	4,543
		296,173
Consumer Discretionary 12.7%
Aaron's, Inc.	17	756
Abercrombie & Fitch Co. - Class A	93	992
Adient Public Limited Company (a)	62	1,014
Adtalem Global Education Inc. (a)	16	503
Advance Auto Parts, Inc.	4	639
American Axle & Manufacturing Holdings, Inc. (a)	73	551
American Eagle Outfitters, Inc.	188	2,052
Aramark	22	488
Asbury Automotive Group, Inc. (a)	11	831
AutoNation, Inc. (a)	25	940
AutoZone, Inc. (a)	3	3,761
Bed Bath & Beyond Inc. (b)	293	3,110
Best Buy Co., Inc.	115	10,015
Bloomin' Brands, Inc. (b)	55	590
BorgWarner Inc.	14	481
Bright Horizons Family Solutions Inc. (a)	6	731
Brinker International Inc.	69	1,645
Brunswick Corp.	6	386
Buckle Inc. (b)	27	416
Burlington Stores Inc. (a)	8	1,630
Carmax Inc. (a)	7	666
Carter's Inc.	20	1,627
Cheesecake Factory Inc. (b)	56	1,273
Chipotle Mexican Grill Inc. (a)	4	4,541
Churchill Downs Inc.	11	1,401
Cooper Tire & Rubber Co.	19	523
Core-Mark Holding Co. Inc.	15	381
Cracker Barrel Old Country Store, Inc.	12	1,312
D.R. Horton, Inc.	16	885
Dana Holding Corp.	81	982
Darden Restaurants Inc.	15	1,174
Deckers Outdoor Corp. (a)	19	3,651
Delta Air Lines, Inc.	16	447
Designer Brands Inc. - Class A	83	562
Dick's Sporting Goods Inc.	32	1,329
Dillard's Inc. - Class A (b)	7	185
Dollar Tree Inc. (a)	15	1,362
Domino's Pizza, Inc.	14	5,321

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

326

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Dorman Products Inc. (a)	9	586
Dunkin' Brands Group Inc.	15	952
eBay Inc.	54	2,858
Extended Stay America, Inc. - Class B	58	650
Foot Locker, Inc.	71	2,068
Ford Motor Company	1,661	10,101
FTI Consulting Inc. (a)	14	1,602
Gap Inc.	185	2,333
General Motors Company	523	13,223
Gentex Corp.	74	1,905
Genuine Parts Co.	13	1,154
G-III Apparel Group, Ltd. (a)	23	300
Graham Holdings Co.	2	584
Grand Canyon Education, Inc. (a)	3	269
Group 1 Automotive Inc.	12	818
Guess Inc.	43	411
H & R Block, Inc.	80	1,146
Hanesbrands Inc.	86	966
Harley-Davidson, Inc.	14	330
Hasbro, Inc.	10	716
Helen of Troy Ltd (a)	4	825
Hilton Worldwide Holdings Inc.	12	907
International Game Technology PLC (b)	51	451
Jack in the Box Inc.	24	1,800
JetBlue Airways Corporation (a)	87	949
KAR Auction Services, Inc.	30	409
KB Home	15	472
Kohl's Corporation	70	1,457
Kontoor Brands, Inc.	21	374
L Brands, Inc.	80	1,195
Las Vegas Sands Corp.	38	1,733
La-Z-Boy Inc.	11	285
LCI Industries	3	324
Lear Corporation	13	1,367
Leggett & Platt Inc.	41	1,445
Lennar Corporation - Class A	13	822
Lithia Motors Inc. - Class A	10	1,547
LKQ Corporation (a)	14	369
Lowe`s Companies, Inc.	120	16,164
Macy's, Inc. (b)	247	1,698
Marriott International, Inc. - Class A	13	1,153
Marriott Vacations Worldwide Corporation	7	563
Mattel, Inc. (a) (b)	67	652
McDonald's Corporation	126	23,275
MDC Holdings Inc.	27	972
Meritage Homes Corporation (a)	20	1,498
Murphy USA Inc. (a)	18	2,071
Newell Brands Inc.	51	814
NIKE, Inc. - Class B	75	7,339
Nordstrom Inc. (b)	73	1,129
NVR, Inc. (a)	1	2,291
Office Depot Inc.	316	744
O'Reilly Automotive, Inc. (a)	10	4,325
Papa John's International Inc.	4	331
Penn National Gaming Inc. (a) (b)	22	662
Penske Automotive Group, Inc.	13	486
Polaris Industries Inc.	4	393
Pool Corporation	11	3,004
Pulte Homes Inc.	57	1,954
Qurate Retail, Inc. - Class A (a)	128	1,212
Ralph Lauren Corp. - Class A	13	909
Ross Stores Inc.	36	3,077
Sally Beauty Holdings, Inc. (a)	92	1,151
Seaworld Entertainment, Inc. (a)	34	505
Service Corp. International	17	681
ServiceMaster Holding Corporation (a)	12	434
Signet Jewelers Limited (b)	59	610
Six Flags Operations Inc.	32	615
Skechers U.S.A. Inc. - Class A (a)	9	269
Sonic Automotive, Inc. - Class A	17	556
Southwest Airlines Co.	8	286
Starbucks Corporation	139	10,233
Steven Madden Ltd.	22	543
Taylor Morrison Home II Corporation - Class A (a)	28	532
Tempur Sealy International, Inc. (a)	8	600
	Shares/Par[1]	Value ($)
Tenneco Inc. (a)	39	297
Tesla Inc. (a)	9	9,615
Texas Roadhouse Inc.	10	514
The Goodyear Tire & Rubber Company	23	202
The Home Depot, Inc.	126	31,547
The Wendy's Company	174	3,782
Thor Industries Inc.	24	2,590
Tiffany & Co.	8	972
TJX Cos. Inc.	166	8,377
TopBuild Corp. (a)	3	291
Tractor Supply Co.	16	2,059
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	822
Urban Outfitters Inc. (a)	62	948
Vail Resorts, Inc.	5	863
VF Corp.	28	1,682
Visteon Corporation (a)	17	1,189
Whirlpool Corporation	19	2,431
Williams-Sonoma Inc.	59	4,850
Wyndham Destinations, Inc.	17	479
Yum! Brands, Inc.	60	5,216
		291,313
Industrials 9.3%
3M Company	53	8,223
AAR Corp.	15	303
ABM Industries Incorporated	15	561
Acuity Brands, Inc.	8	782
Advanced Disposal Services, Inc. (a)	17	526
AECOM (a)	44	1,668
AGCO Corporation	23	1,257
Allegiant Travel Company	4	409
Allison Systems, Inc.	35	1,288
AMERCO	2	557
American Airlines Group Inc.	67	873
AO Smith Corp.	21	980
Applied Industrial Technologies, Inc.	10	632
Arcosa, Inc.	17	714
Armstrong World Industries, Inc.	9	693
Atlas Air Worldwide Holdings, Inc. (a)	18	772
Avis Budget Group, Inc. (a)	85	1,946
Brady Corp. - Class A	7	307
BWXT Government Group, Inc.	25	1,397
C.H. Robinson Worldwide, Inc.	35	2,746
Cintas Corp.	15	4,076
Colfax Corp. (a)	18	503
Copart Inc. (a)	68	5,686
CoStar Group, Inc. (a)	3	2,173
Covanta Holding Corporation	32	309
Crane Co.	7	398
CSX Corp.	48	3,352
Cummins Inc.	17	2,907
Curtiss-Wright Corp.	7	582
Deluxe Corp.	21	506
Donaldson Co. Inc.	21	975
Eaton Corporation Public Limited Company	19	1,690
Emerson Electric Co.	59	3,661
Enerpac Tool Group Corp.	21	361
Expeditors International of Washington Inc.	24	1,810
Fastenal Co.	70	3,013
Fluor Corp.	83	1,002
Fortive Corporation	7	451
Fortune Brands Home & Security, Inc.	6	358
Franklin Electric Co. Inc.	9	472
GATX Corporation (b)	13	818
Generac Holdings Inc. (a)	19	2,299
General Dynamics Corporation	16	2,334
General Electric Company	670	4,575
Graco Inc.	20	956
Greenbrier Cos. Inc.	22	508
Hawaiian Holdings, Inc.	48	679
HD Supply Holdings, Inc (a)	35	1,214
Healthcare Services Group Inc.	26	635
Heartland Express Inc.	12	253
Herman Miller Inc.	20	483
Hertz Global Holdings, Inc. (a) (b)	90	127

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

327

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Hexcel Corp.	16	738
HUB Group Inc. - Class A (a)	14	659
Hubbell Inc.	4	520
Huntington Ingalls Industries Inc.	2	298
IDEX Corporation	6	1,017
Illinois Tool Works Inc.	42	7,319
ITT Industries Holdings, Inc.	14	807
Jacobs Engineering Group Inc.	38	3,243
JB Hunt Transport Services Inc.	10	1,173
Kansas City Southern	4	666
Knight-Swift Transportation Holdings Inc. - Class A	23	969
L3Harris Technologies, Inc.	24	4,131
Landstar System Inc.	10	1,096
Lennox International Inc.	7	1,732
Lincoln Electric Holdings Inc.	15	1,237
Lockheed Martin Corporation	41	14,791
Macquarie Infrastructure Corporation	42	1,285
ManpowerGroup Inc.	27	1,830
Masco Corporation	63	3,157
Masonite International Corporation (a)	8	655
Moog Inc. - Class A	11	589
MRC Global Inc. (a)	48	282
MSA Safety Inc.	4	479
MSC Industrial Direct Co. - Class A	21	1,542
Mueller Industries Inc.	11	285
Nielsen Holdings plc	24	356
Nordson Corp.	10	1,990
Northrop Grumman Systems Corp.	27	8,383
Now, Inc. (a)	55	475
Old Dominion Freight Line Inc.	16	2,646
Owens Corning Inc.	11	641
Parker-Hannifin Corporation	6	1,182
Pentair Public Limited Company	19	703
Quanta Services, Inc.	40	1,574
Republic Services Inc.	18	1,444
Rexnord Corporation	9	267
Robert Half International Inc.	17	886
Rockwell Automation Inc.	15	3,204
Rollins Inc.	32	1,373
Rush Enterprises Inc. - Class A	9	373
Ryder System, Inc.	10	359
Simpson Manufacturing Co. Inc.	3	287
SkyWest Inc.	26	835
SPX Flow, Inc. (a)	10	377
Steelcase Inc. - Class A	36	437
Stericycle Inc. (a)	23	1,297
Teledyne Technologies Inc. (a)	7	2,149
Terex Corp.	42	785
Tetra Tech, Inc.	3	256
The Boeing Company	32	5,800
Timken Co.	30	1,348
Toro Co.	27	1,765
TransDigm Group Inc.	5	2,120
TransUnion	14	1,235
Trinity Industries Inc.	50	1,065
Tutor Perini Corp. (a)	27	326
Union Pacific Corporation	71	12,045
United Airlines Holdings, Inc. (a)	4	145
United Parcel Service Inc. - Class B	80	8,868
United Rentals Inc. (a)	4	555
Verisk Analytics, Inc.	33	5,579
W. W. Grainger, Inc.	6	1,853
Waste Connections, Inc.	10	980
Waste Management, Inc.	32	3,397
Watsco Inc.	10	1,863
Werner Enterprises Inc.	21	910
WESCO International, Inc. (a)	44	1,561
XPO Logistics Inc. (a)	7	524
Xylem Inc.	16	1,042
		211,560
Financials 8.8%
Affiliated Managers Group, Inc.	5	387
AFLAC Incorporated	78	2,828
Alleghany Corporation	1	670
	Shares/Par[1]	Value ($)
Ally Financial Inc.	165	3,264
American Financial Group, Inc.	10	662
American International Group, Inc.	372	11,614
Ameriprise Financial, Inc.	6	952
Annaly Capital Management, Inc.	162	1,066
Arthur J Gallagher & Co.	21	2,045
Artisan Partners Asset Management Inc. - Class A	15	485
Assurant, Inc.	18	1,882
BlackRock, Inc.	7	3,796
Blackstone Mortgage Trust, Inc. - Class A	29	701
Brighthouse Financial, Inc. (a)	38	1,050
Brown & Brown Inc.	57	2,310
Cannae Holdings, Inc. (a)	15	624
Capital One Financial Corporation	134	8,408
Chubb Limited	41	5,195
Cincinnati Financial Corporation	13	863
CIT Group Inc.	45	924
CME Group Inc.	19	3,150
CNO Financial Group, Inc.	62	963
Cohen & Steers, Inc.	6	442
Discover Financial Services	39	1,939
Eaton Vance Corp.	21	802
Erie Indemnity Company - Class A	4	826
Evercore Inc. - Class A	7	412
FactSet Research Systems Inc.	6	2,045
Federated Investors, Inc. - Class B	29	690
Fidelity National Financial, Inc.	27	816
First American Financial Corporation	38	1,822
First Republic Bank	13	1,424
FirstCash, Inc.	7	461
Franklin Resources Inc. (b)	118	2,468
Genworth Financial, Inc. - Class A (a)	234	541
Hanover Insurance Group Inc.	10	1,037
Houlihan Lokey Inc. - Class A	8	446
Intercontinental Exchange, Inc.	50	4,582
Invesco Ltd.	101	1,091
Janus Henderson Group PLC	11	243
Jefferies Financial Group Inc.	32	492
Kemper Corp.	8	547
Ladder Capital Corp - Class A	24	194
Legg Mason, Inc.	38	1,902
Lincoln National Corporation	62	2,265
Loews Corp.	65	2,229
LPL Financial Holdings Inc.	31	2,446
Markel Corporation (a)	1	931
MarketAxess Holdings Inc.	5	2,626
Marsh & McLennan Companies, Inc.	91	9,775
Mercury General Corp.	14	589
MetLife, Inc.	95	3,466
Moody's Corp.	14	3,933
Morgan Stanley	59	2,845
Morningstar Inc.	3	486
MSCI Inc.	16	5,432
NASDAQ Inc.	16	1,920
National General Holdings Corp.	12	267
Navient Corporation	130	913
New York Community Bancorp Inc.	30	307
Old Republic International Corp.	41	670
Progressive Corp.	38	3,056
Prudential Financial Inc.	30	1,855
RLI Corp.	7	587
S&P Global Inc.	21	6,974
Santander Consumer USA Holdings Inc.	47	857
SEI Investments Co.	29	1,606
State Street Corporation	17	1,083
T. Rowe Price Group, Inc.	34	4,242
The Allstate Corporation	73	7,126
The Blackstone Group Inc.	47	2,684
The Goldman Sachs Group, Inc.	37	7,250
The PRA Group, Inc. (a)	13	499
The Travelers Companies, Inc.	88	10,064
Tradeweb Markets Inc. - Class A	4	240
Two Harbors Investment Corp.	163	822
Ubiquiti Inc.	1	256
Unum Group	29	479

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

328

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Visa Inc. - Class A	109	21,007
Voya Financial, Inc.	52	2,449
W. R. Berkley Corporation	17	972
Waddell & Reed Financial Inc. - Class A	52	808
Western Alliance Bancorp	7	266
Western Union Co.	98	2,109
White Mountains Insurance Group Ltd	1	489
Willis Towers Watson Public Limited Company	13	2,651
		200,592
Communication Services 8.3%
Activision Blizzard, Inc.	37	2,845
Alphabet Inc. - Class A (a)	16	23,372
Altice USA, Inc. - Class A (a)	19	419
AMC Entertainment Holdings, Inc. - Class A (b)	60	255
AMC Networks, Inc. - Class A (a)	14	329
AT&T Inc.	873	26,384
Booking Holdings Inc. (a)	1	1,968
Cable One, Inc.	1	2,451
CenturyLink Inc.	520	5,214
Charter Communications, Inc. - Class A (a)	12	5,916
Cinemark Holdings, Inc.	30	349
Comcast Corporation - Class A	210	8,195
Electronic Arts Inc. (a)	16	2,111
Facebook, Inc. - Class A (a)	107	24,299
GCI Liberty, Inc. - Class A (a)	7	532
Interpublic Group of Cos. Inc.	88	1,513
John Wiley & Sons Inc. - Class A	7	266
Liberty Broadband Corp. - Class C (a)	19	2,347
Liberty Media Corporation - Class C (a)	16	502
Liberty SiriusXM Group - Class C (a)	122	4,220
New York Times Co. - Class A (b)	14	578
News Corporation - Class A	141	1,672
Omnicom Group Inc.	42	2,284
Sirius XM Holdings Inc.	173	1,017
Snap Inc. - Class A (a)	77	1,808
Take-Two Interactive Software Inc. (a)	9	1,213
TEGNA Inc.	115	1,280
Telephone & Data Systems Inc.	40	792
The Madison Square Garden Company - Class A (a)	3	438
T-Mobile USA, Inc. (a)	28	2,954
VeriSign, Inc. (a)	6	1,186
Verizon Communications Inc.	639	35,217
ViacomCBS Inc. - Class B	139	3,250
Walt Disney Co.	195	21,768
Zillow Group, Inc. - Class C (a) (b)	14	801
Zynga Inc. - Class A (a)	83	789
		190,534
Real Estate 5.0%
AGNC Investment Corp.	57	729
Alexandria Real Estate Equities, Inc.	23	3,723
American Campus Communities, Inc.	31	1,070
American Homes 4 Rent - Class A	53	1,439
American Tower Corporation	33	8,643
Apartment Investment and Management Company - Class A	23	879
Apple Hospitality REIT, Inc.	122	1,176
AvalonBay Communities, Inc.	4	660
Boston Properties Inc.	6	585
Brandywine Realty Trust	57	618
Brixmor Property Group Inc.	72	924
Camden Property Trust	15	1,405
Chimera Investment Corporation	156	1,496
Colony Capital, Inc. - Class A	200	481
Columbia Property Trust Inc.	37	491
CoreCivic, Inc.	51	475
Corporate Office Properties Trust	22	562
Cousins Properties Incorporated	14	429
Crown Castle International Corp.	38	6,410
CubeSmart	25	671
Cyrusone LLC	19	1,361
Digital Realty Trust Inc.	10	1,355
Diversified Healthcare Trust	90	400
Douglas Emmett, Inc.	23	708
Duke Realty Corp.	84	2,956
	Shares/Par[1]	Value ($)
EastGroup Properties Inc.	6	727
EPR Properties	11	356
Equinix, Inc.	7	4,974
Equity Commonwealth	34	1,090
Equity Lifestyle Properties, Inc.	28	1,729
Equity Residential	30	1,774
Essex Property Trust Inc.	2	441
Extra Space Storage Inc.	14	1,301
Federal Realty Investment Trust	9	791
First Industrial Realty Trust, Inc.	25	949
Gaming and Leisure Properties, Inc.	29	1,010
Healthcare Realty Trust Inc.	20	589
Healthcare Trust of America, Inc. - Class A	50	1,336
Healthpeak Properties, Inc.	26	706
Highwoods Properties Inc.	23	860
Hudson Pacific Properties Inc.	29	734
Invesco Mortgage Capital Inc. (b)	87	326
Invitation Homes Inc.	95	2,613
Iron Mountain Incorporated (b)	19	494
JBG Smith Properties	6	176
Kilroy Realty Corporation	17	1,012
Kimco Realty Corporation	86	1,103
Kite Realty Naperville, LLC	35	406
Lamar Advertising Co. - Class A	23	1,555
Lexington Realty Trust	79	831
Life Storage Inc.	11	1,030
Mack-Cali Realty Corporation	35	538
Medical Properties Trust, Inc.	95	1,793
Mid-America Apartment Communities, Inc.	11	1,300
National Retail Properties, Inc.	15	520
New Residential Investment Corp.	25	186
Office Properties Income Trust	11	287
Omega Healthcare Investors, Inc.	29	874
OUTFRONT Media Inc.	78	1,108
Paramount Group, Inc.	61	470
PennyMac Mortgage Investment Trust	64	1,118
Physicians Realty Trust	31	545
Piedmont Office Realty Trust Inc. - Class A	44	733
ProLogis Inc.	66	6,143
PS Business Parks, Inc.	5	710
Public Storage	13	2,418
Rayonier Inc.	32	786
Realogy Holdings Corp.	115	851
Realty Income Corporation	8	485
Redwood Trust Inc.	76	532
Regency Centers Corp.	26	1,190
Retail Properties of America, Inc. - Class A	86	628
RLJ III-EM Columbus Lessee, LLC	52	487
Sabra Health Care REIT, Inc.	22	321
SBA Communications Corporation	12	3,564
Service Properties Trust	91	644
Simon Property Group, Inc.	26	1,779
SITE Centers Corp.	88	710
SL Green Realty Corp.	6	287
Spirit Realty Capital, Inc.	24	829
STAG Industrial, Inc.	16	459
Starwood Property Trust, Inc.	72	1,076
STORE Capital Corp.	27	633
Sun Communities Inc.	16	2,150
Taubman Centers Inc.	18	684
The GEO Group, Inc.	33	391
UDR, Inc.	36	1,329
Ventas, Inc.	20	742
VEREIT, Inc.	82	527
VICI Properties Inc.	29	583
Vornado Realty Trust	8	304
W.P. Carey Inc.	25	1,695
Washington REIT	17	368
Weingarten Realty Investors	34	638
Welltower Inc.	21	1,069
Weyerhaeuser Company	44	984
Xenia Hotels & Resorts Inc.	35	327
		114,354

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

329

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Energy 4.4%
Apache Corporation	21	285
Archrock, Inc.	59	381
Baker Hughes, a GE Company, LLC - Class A	164	2,519
Chevron Corporation	258	23,050
CNX Resources Corporation (a)	81	704
ConocoPhillips	125	5,252
CVR Energy, Inc.	6	116
Delek US Holdings, Inc.	15	260
Dril-Quip Inc. (a)	14	404
Exxon Mobil Corporation	419	18,732
Helmerich & Payne Inc.	11	224
Hess Corporation	76	3,945
HollyFrontier Corp.	109	3,169
Kinder Morgan, Inc.	120	1,819
Marathon Oil Corporation	223	1,363
Marathon Petroleum Corporation	223	8,345
Murphy Oil Corporation (b)	65	895
National Oilwell Varco, Inc.	195	2,383
Oceaneering International, Inc. (a)	72	459
Patterson-UTI Energy Inc.	112	389
PBF Energy Inc. - Class A	51	522
Phillips 66	175	12,549
Range Resources Corporation	85	476
Reg Biofuels, LLC (a)	17	414
SM Energy Company	70	262
Transocean Ltd. (a) (b)	142	259
Valero Energy Corporation	200	11,752
World Fuel Services Corp.	26	666
		101,594
Materials 2.7%
Air Products and Chemicals, Inc.	11	2,665
Albemarle Corporation	8	588
Alcoa Corporation (a)	70	791
Amcor Plc	54	550
AptarGroup, Inc.	14	1,519
Avery Dennison Corporation	12	1,353
Axalta Coating Systems Ltd. (a)	24	550
Ball Corporation	24	1,639
Boise Cascade Company	16	585
Carpenter Technology Corp.	18	436
Celanese Corp. - Class A	9	802
Commercial Metals Co.	58	1,191
Compass Minerals International, Inc.	10	503
Crown Holdings Inc. (a)	34	2,209
Domtar Corp.	43	910
Eastman Chemical Co.	8	569
Ecolab Inc.	14	2,818
FMC Corporation	9	944
Freeport-McMoRan Inc. - Class B	58	665
Graphic Packaging Holding Company	105	1,475
Greif Inc. - Class A	10	339
Hecla Mining Co.	86	281
Huntsman Corp.	18	319
Innospec Inc.	4	309
International Flavors & Fragrances Inc.	1	184
Kaiser Aluminum Corporation	5	403
Louisiana-Pacific Corp.	15	397
LyondellBasell Industries N.V. - Class A	132	8,700
MOS Holdings Inc.	166	2,077
NewMarket Corp.	2	866
Newmont Corporation	46	2,865
Nucor Corporation	24	984
O-I Glass, Inc.	81	725
Olin Corporation	53	606
PolyOne Corporation	28	740
PPG Industries, Inc.	20	2,132
Reliance Steel & Aluminum Co.	21	2,041
Royal Gold Inc.	5	573
RPM International Inc.	25	1,875
Schweitzer-Mauduit International Inc.	9	302
Scotts Miracle-Gro Co. - Class A	18	2,424
Sealed Air Corporation	13	417
Sensient Technologies Corporation	12	604
	Shares/Par[1]	Value ($)
Sherwin-Williams Co.	5	2,785
Silgan Holdings Inc.	29	927
Sonoco Products Co.	24	1,232
Steel Dynamics Inc.	14	372
Trinseo S.A.	15	326
UFP Industries, Inc.	15	722
W. R. Grace & Co.	8	389
Warrior Met Coal, Inc.	43	666
Westrock Company, Inc.	66	1,855
Worthington Industries Inc.	11	423
		62,622
Utilities 1.9%
Alliant Energy Corporation	13	599
American Water Works Company, Inc.	9	1,099
AVANGRID, Inc.	1	63
Avista Corporation	14	503
CMS Energy Corp.	14	825
Dominion Energy, Inc.	16	1,287
El Paso Electric Company	4	295
Entergy Corporation	45	4,198
Essential Utilities, Inc.	18	771
Evergy, Inc.	12	725
Eversource Energy	17	1,390
Exelon Corporation	150	5,434
FirstEnergy Corp.	27	1,045
Hawaiian Electric Industries Inc.	22	788
MDU Resources Group Inc.	16	360
NextEra Energy, Inc.	24	5,875
NRG Energy, Inc.	7	243
Ormat Technologies Inc.	4	250
PPL Corporation	52	1,336
The AES Corporation	251	3,644
The Southern Company	135	6,982
Vistra Energy Corp.	97	1,799
WEC Energy Group Inc.	15	1,310
Xcel Energy Inc.	26	1,635
		42,456
Total Common Stocks (cost $2,286,159)		2,279,252
RIGHTS 0.0%
T-Mobile USA, Inc. (a)	32	5
Total Rights (cost $0)		5
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (c) (d)	14,856	14,856
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.02% (c) (d)	1,516	1,516
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.16%, 02/25/21 (e) (f)	1,008	1,007
Total Short Term Investments (cost $17,379)		17,379
Total Investments 100.5% (cost $2,303,538)		2,296,636
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (0.5)%		(10,556)
Total Net Assets 100.0%		2,286,074

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 65.1%
Information Technology 14.8%
Accenture Public Limited Company - Class A	2	430
Advanced Micro Devices, Inc. (a)	12	613
Amadeus IT Group SA	7	379
Amphenol Corporation - Class A	2	208

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

330

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Analog Devices, Inc.	—	49
Apple Inc.	20	7,245
Applied Materials, Inc.	35	2,093
ASML Holding - ADR	1	213
ASML Holding	3	999
Atlassian Corporation PLC - Class A (a)	1	244
Automatic Data Processing, Inc.	—	2
Broadcom Inc.	5	1,523
Broadridge Financial Solutions, Inc.	—	13
CDW Corp.	1	90
Cisco Systems, Inc.	11	533
Citrix Systems Inc.	1	183
Cognizant Technology Solutions Corp. - Class A	3	187
Coupa Software Incorporated (a)	—	53
DocuSign, Inc. (a)	2	337
Entegris, Inc.	—	13
Equifax Inc.	3	513
Fidelity National Information Services, Inc.	11	1,519
Fiserv, Inc. (a)	13	1,269
FleetCor Technologies Inc. (a)	2	417
Global Payments Inc.	9	1,566
Hamamatsu Photonics KK	9	399
IHS Markit Ltd.	—	20
Intel Corporation	11	668
Intuit Inc.	5	1,537
Keysight Technologies, Inc. (a)	6	581
KLA-Tencor Corp.	—	26
Lam Research Corp.	2	602
Largan Precision Co. Ltd.	3	416
Marvell Technology Group Ltd	13	453
MasterCard Incorporated - Class A	9	2,528
Maxim Integrated Products, Inc.	1	82
Micron Technology, Inc. (a)	24	1,212
Microsoft Corporation	54	11,057
Motorola Solutions Inc.	4	509
Murata Manufacturing Co. Ltd.	10	569
NAVER Corp.	2	393
NEC Electronics Corp. (a)	29	152
NortonLifelock Inc.	13	257
NTT Data Corp.	44	494
NVIDIA Corporation	6	2,137
NXP Semiconductors N.V.	15	1,743
Omron Corp.	5	362
Oracle Corporation	2	107
Paycom Software, Inc. (a)	—	142
Paypal Holdings, Inc. (a)	11	1,837
Qualcomm Incorporated	22	2,022
Salesforce.Com, Inc. (a)	12	2,234
Samsung Electronics Co. Ltd.	25	1,107
SAP SE	8	1,065
ServiceNow, Inc. (a)	4	1,638
Splunk Inc. (a)	3	627
Spotify Technology S.A. (a)	1	350
Synopsys Inc. (a)	6	1,233
Taiwan Semiconductor Manufacturing Co. Ltd.	112	1,193
Telefonaktiebolaget LM Ericsson - Class B	85	788
Texas Instruments Incorporated	6	699
Tokyo Electron Ltd.	2	494
Twilio Inc. - Class A (a)	—	44
VMware, Inc. - Class A (a)	1	212
Wix.Com Ltd. (a)	1	341
Workday, Inc. - Class A (a)	4	740
Xilinx, Inc.	3	322
Zoom Video Communications, Inc. - Class A (a)	1	129
		64,212
Health Care 9.5%
Abbott Laboratories	3	288
AbbVie Inc.	21	2,040
Agilent Technologies, Inc.	7	626
Alcon AG (a)	4	207
Alexion Pharmaceuticals, Inc. (a)	2	226
Amgen Inc.	2	375
Anthem, Inc.	5	1,265
Ascendis Pharma A/S - ADR (a)	1	193
	Shares/Par[1]	Value ($)
Astellas Pharma Inc.	86	1,432
Bausch Health Companies Inc. (a)	12	220
Bayer AG	15	1,095
Becton, Dickinson and Company	6	1,319
Biogen Inc. (a)	—	120
Boston Scientific Corporation (a)	16	578
Bristol-Myers Squibb Company	1	64
Centene Corporation (a)	12	771
Cie Generale d'Optique Essilor International SA	4	450
Cigna Holding Company	8	1,462
Cooper Cos. Inc.	—	35
CSL Ltd.	1	248
CVS Health Corporation	7	437
Danaher Corporation	20	3,502
Elanco Animal Health (a)	27	574
Elekta AB (publ) - Class B	42	389
Eli Lilly & Co.	3	495
Evotec SE (a)	9	248
Exact Sciences Corporation (a)	1	124
Fresenius SE & Co. KGaA (a)	15	728
Gilead Sciences, Inc.	1	77
GlaxoSmithKline PLC - ADR	21	853
HCA Healthcare, Inc.	7	690
Hologic Inc. (a)	2	115
Humana Inc.	1	344
Incyte Corporation (a)	4	434
Intuitive Surgical, Inc. (a)	2	1,336
IPSEN	4	312
Johnson & Johnson	5	661
McKesson Corporation	—	37
Medtronic Public Limited Company	3	304
Merck & Co., Inc.	5	417
Novartis AG	21	1,869
Novartis AG - ADR	—	29
Novo Nordisk A/S - Class B	5	337
Otsuka Holdings Co., Ltd.	14	628
Pfizer Inc.	12	386
Regeneron Pharmaceuticals, Inc. (a)	—	180
Roche Holding AG	6	2,030
Sanofi SA - ADR	2	102
Sanofi SA	11	1,102
Seattle Genetics Inc. (a)	—	61
Siemens Healthineers AG	12	570
Stryker Corporation	9	1,667
Takeda Pharmaceutical Co. Ltd. - ADR	15	263
Teleflex Incorporated	—	9
Thermo Fisher Scientific Inc.	7	2,474
UnitedHealth Group Incorporated	8	2,312
Veeva Systems Inc. - Class A (a)	1	186
Vertex Pharmaceuticals Incorporated (a)	5	1,451
Zimmer Biomet Holdings, Inc.	1	166
Zoetis Inc. - Class A	4	522
		41,435
Financials 8.7%
AIA Group Limited	44	409
Ally Financial Inc.	5	102
American International Group, Inc.	63	1,968
Australia & New Zealand Banking Group Ltd.	28	357
Aviva PLC	79	268
AXA SA (b)	53	1,128
Bank of America Corporation	70	1,660
Berkshire Hathaway Inc. - Class B (a)	4	684
BNP Paribas SA	16	650
Capital One Financial Corporation	13	842
Cboe Global Markets, Inc.	—	16
Challenger Financial Services Group Ltd. (b)	63	195
Chubb Limited	7	942
Citigroup Inc.	3	171
Close Brothers Group PLC	7	91
CME Group Inc.	3	557
DBS Group Holdings Ltd.	18	273
Direct Line Insurance Limited	43	144
DNB Bank ASA (a)	58	768
E*TRADE Financial Corp.	16	814

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

331

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Element Fleet Management Corp.	71	528
Equitable Holdings, Inc.	45	876
Erste Group Bank AG	11	255
Fifth Third Bancorp	24	455
First Republic Bank	1	126
Industrial & Infrastructure Fund Investment Corporation.	—	19
ING Groep N.V.	88	612
Intercontinental Exchange, Inc.	9	789
Intesa Sanpaolo SpA (a)	140	269
JPMorgan Chase & Co.	8	765
K.K.R. Co., Inc.	2	66
Lloyds Banking Group PLC	977	378
Macquarie Group Limited	7	606
Marsh & McLennan Companies, Inc.	11	1,130
MetLife, Inc.	21	773
Mitsubishi UFJ Financial Group Inc.	85	334
Mitsubishi UFJ Lease & Finance Co. Ltd.	51	240
Morgan Stanley	52	2,489
MSCI Inc.	—	87
Muenchener Rueckversicherungs AG	5	1,236
National Bank of Canada	15	680
PICC Property & Casualty Co. Ltd. - Class H	542	449
Ping An Insurance (Group) Co of China Ltd - Class H	38	381
Principal Financial Group, Inc.	2	64
Progressive Corp.	2	151
Prudential Financial Inc.	1	61
Raymond James Financial Inc.	1	66
S&P Global Inc.	2	504
Sampo Oyj - Class A	18	627
Standard Chartered PLC	29	157
State Street Corporation	1	79
Storebrand ASA (a)	74	383
Sumitomo Mitsui Trust Holdings Inc.	10	281
Sun Life Financial Inc.	19	703
SVB Financial Group (a)	1	111
Svenska Handelsbanken AB - Class A (a)	59	562
TD Ameritrade Holding Corporation	4	151
The Charles Schwab Corporation	15	499
The Goldman Sachs Group, Inc.	3	501
The Hartford Financial Services Group, Inc.	9	346
The PNC Financial Services Group, Inc.	3	350
Tokio Marine Holdings Inc.	18	771
Tradeweb Markets Inc. - Class A	2	88
Truist Financial Corporation	1	45
United Overseas Bank Ltd.	35	504
Visa Inc. - Class A	17	3,222
Voya Financial, Inc.	1	56
Wells Fargo & Company	21	530
Willis Towers Watson Public Limited Company	4	736
XP Inc. - Class A (a)	2	98
Zurich Insurance Group AG	2	714
		37,942
Consumer Discretionary 7.4%
Alibaba Group Holding Limited - ADS (a)	14	3,044
Amazon.com, Inc. (a)	4	11,079
Aptiv PLC	1	114
Autoliv Inc. (b)	5	333
AutoZone, Inc. (a)	—	99
Burberry Group PLC	17	344
Burlington Stores Inc. (a)	—	56
Carmax Inc. (a)	1	119
Chipotle Mexican Grill Inc. (a)	—	263
Compass Group PLC	24	326
CyberAgent Inc.	9	451
Darden Restaurants Inc.	—	29
Denso Corp.	7	289
Dollar Tree Inc. (a)	1	132
ETSY, Inc. (a)	1	96
Ferrari N.V.	1	152
Hilton Worldwide Holdings Inc.	9	654
Honda Motor Co. Ltd.	10	243
Kering SA	1	444
Kingfisher Plc	171	468
Lowe`s Companies, Inc.	2	215
	Shares/Par[1]	Value ($)
Lululemon Athletica Inc. (a)	2	480
Magna International Inc.	21	953
Marriott International, Inc. - Class A	8	653
McDonald's Corporation	6	1,065
MGM Resorts International	2	34
Moncler S.p.A. (a)	14	518
Next PLC	5	317
NIKE, Inc. - Class B	5	440
O'Reilly Automotive, Inc. (a)	1	445
Panasonic Corp.	46	399
Persimmon Public Limited Company	14	384
Restaurant Brands International Limited Partnership	—	9
Ross Stores Inc.	9	799
Samsonite International S.A.	137	139
Sony Corp.	7	502
Stanley Black & Decker, Inc.	2	294
Stanley Electric Co. Ltd.	14	340
Starbucks Corporation	2	159
Stroer SE & Co. KGaA	4	300
Sumitomo Rubber Industries Inc. (b)	16	159
Suzuki Motor Corp.	11	373
Tapestry Inc.	3	36
The Home Depot, Inc.	3	724
TJX Cos. Inc.	7	364
Toyota Motor Corp.	17	1,047
Trip.Com Group Limited - ADR (a)	—	8
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	44
VF Corp.	2	91
WPP 2012 Limited	51	400
Wynn Resorts Ltd.	1	91
Yum! Brands, Inc.	10	863
Zalando SE (a)	8	590
		31,970
Communication Services 6.5%
Activision Blizzard, Inc.	1	36
Alphabet Inc. - Class A (a)	1	1,655
Alphabet Inc. - Class C (a)	4	6,221
ASOS Plc (a)	14	601
AT&T Inc.	15	453
Baidu, Inc. - Class A - ADR (a)	1	157
Booking Holdings Inc. (a)	1	892
Charter Communications, Inc. - Class A (a)	1	243
Comcast Corporation - Class A	19	756
Dish Network Corporation - Class A (a)	1	19
Electronic Arts Inc. (a)	2	226
Facebook, Inc. - Class A (a)	27	6,059
IAC/InterActiveCorp (a)	2	492
Joyy Inc. - ADR (a)	5	450
KT Corp.	9	171
Liberty Broadband Corp. - Class C (a)	2	229
Match Group, Inc. (a) (b)	—	14
Netflix, Inc. (a)	5	2,276
Nippon Telegraph & Telephone Corp.	67	1,557
SEA, Ltd. - ADR (a)	4	386
Snap Inc. - Class A (a)	8	183
SoftBank Group Corp.	8	389
Telecom Italia SpA	523	203
Tencent Holdings Limited	35	2,250
T-Mobile USA, Inc. (a)	1	125
VeriSign, Inc. (a)	—	88
Verizon Communications Inc.	6	355
Vodafone Group Public Limited Company - ADR	37	584
Walt Disney Co.	7	805
Yahoo! Japan Corp.	77	378
		28,253
Industrials 5.6%
ABB Ltd.	32	735
AGCO Corporation	—	11
Alaska Air Group, Inc.	1	46
Ashtead Group Public Limited Company	10	350
Atlas Copco Aktiebolag - Class B	—	10
Beijing Enterprises Holdings Ltd.	60	201
Bucher Industries AG	—	14
Bunzl Public Limited Company	10	276

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

332

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Canadian Pacific Railway Limited	1	138
Carrier Global Corporation	—	9
Caterpillar Inc.	—	18
Central Japan Railway Co.	3	449
Cintas Corp.	1	158
CK Hutchison Holdings Limited	49	315
CoStar Group, Inc. (a)	1	507
Cummins Inc.	2	342
DCC Public Limited Company	6	471
Deere & Company	4	682
Epiroc Aktiebolag - Class B	1	16
FedEx Corporation	1	84
Flowserve Corporation	3	73
Fortive Corporation	4	250
General Electric Company	265	1,812
Honeywell International Inc.	8	1,143
Illinois Tool Works Inc.	—	65
Ingersoll Rand Inc. (a)	4	98
Jacobs Engineering Group Inc.	5	432
JB Hunt Transport Services Inc.	1	167
Johnson Controls International Public Limited Company	5	179
Kansas City Southern	1	148
Kion Group AG (a)	8	478
Knorr - Bremse Aktiengesellschaft	4	360
Koninklijke Philips N.V. (a)	34	1,605
L3Harris Technologies, Inc.	1	220
Legrand SA	5	401
Melrose Holdings Limited	242	345
Mitsubishi Corp.	16	336
Mitsubishi Electric Corp.	64	832
Norfolk Southern Corporation	3	571
Northrop Grumman Systems Corp.	—	142
Otis Worldwide Corporation	4	245
PACCAR Inc.	3	252
Parker-Hannifin Corporation	1	108
Prysmian S.p.A.	19	446
Raytheon BBN Technologies Corp.	—	26
Recruit Holdings Co., Ltd.	17	569
Rockwell Automation Inc.	2	454
Roper Technologies, Inc.	3	1,057
Safran (a)	4	430
Schneider Electric SE (a)	—	11
Shurgard Self Storage Europe	—	13
Siemens AG	15	1,764
SMC Corp.	—	205
Snap-On Inc.	—	51
Sumitomo Corp.	39	449
TechnoPro Holdings, Inc.	6	363
Teleperformance	1	361
Textron Inc.	4	133
The Boeing Company	2	400
THK Co. Ltd.	16	409
Toro Co.	—	15
TransUnion	1	45
Union Pacific Corporation	5	835
United Airlines Holdings, Inc. (a)	2	75
United Parcel Service Inc. - Class B	7	730
United Rentals Inc. (a)	1	134
Valmet Oy	—	12
Wabtec Corp.	2	98
Waste Connections, Inc.	2	153
Weir Group PLC(The)	1	10
		24,342
Consumer Staples 3.4%
Altria Group, Inc.	14	564
ConAgra Brands Inc.	7	250
Constellation Brands, Inc. - Class A	—	73
Costco Wholesale Corporation	1	348
Diageo PLC	19	647
Dollar General Corporation	5	1,022
Estee Lauder Cos. Inc. - Class A	—	38
Keurig Dr Pepper Inc.	5	151
Kimberly-Clark Corporation	1	174
Kirin Holdings Co. Ltd.	16	333
	Shares/Par[1]	Value ($)
L'Oreal SA	3	929
Mondelez International, Inc. - Class A	6	318
Monster Beverage 1990 Corporation (a)	3	222
Nestle SA	27	3,029
PepsiCo, Inc.	4	506
Philip Morris International Inc.	10	703
Pola Orbis Holdings Inc. (b)	6	106
Procter & Gamble Co.	6	700
Sanderson Farms Inc.	—	24
Seven & I Holdings Co., Ltd.	20	640
Target Corporation	1	61
The Coca-Cola Company	6	286
Tyson Foods Inc. - Class A	15	896
Unilever PLC	36	1,936
Walmart Inc.	2	292
Welcia Holdings Co.,Ltd.	4	290
Wilmar International Limited	150	442
		14,980
Materials 3.2%
Agnico Eagle Mines Limited	1	40
Air Products and Chemicals, Inc.	—	68
Akzo Nobel N.V.	—	15
Alacer Gold Corp. (a)	—	2
Alamos Gold Inc - Class A	—	3
Amcor Ltd.	34	346
Anglo American Platinum Ltd.	—	18
Anglo American PLC	2	40
AngloGold Ashanti Ltd.	1	29
Antofagasta PLC	39	460
ArcelorMittal (a)	2	21
Asahi Kasei Corp.	51	418
Avery Dennison Corporation	1	110
B2Gold Corp.	3	16
Ball Corporation	1	33
Barrick Gold Corp.	5	122
BASF SE	8	461
BHP Group PLC	25	513
BHP Group PLC	22	556
BlueScope Steel Ltd.	1	4
Boliden AB	3	61
Celanese Corp. - Class A	1	67
Centamin PLC	1	2
Centerra Gold Inc. (b)	—	3
CF Industries Holdings Inc.	2	64
China Steel Corp.	23	16
Cia de Minas Buenaventura SA - ADR	1	9
Covestro AG (a)	8	304
Croda International Public Limited Company	—	18
DS Smith PLC	3	13
DuPont de Nemours, Inc.	8	441
Ero Copper Corp. (a)	1	17
Evolution Mining Limited	4	15
First Quantum Minerals Ltd	2	12
Fortescue Metals Group Ltd.	2	16
Franco-Nevada Corporation	1	96
Freeport-McMoRan Inc. - Class B	2	27
Glencore PLC	14	29
Gold Fields Ltd.	3	25
Grupo Mexico SAB de CV - Class B	5	13
Huntsman Corp.	1	9
Impala Platinum Holdings Limited	5	35
Independence Group NL	117	394
Industrias Penoles SAB de CV	1	9
International Paper Company	13	453
JFE Holdings Inc.	1	6
Johnson Matthey PLC	17	432
Joint Stock Company "Alrosa" (Public Stock Society)	14	13
Kinross Gold Corporation (a)	4	29
Kirkland Lake Gold Ltd.	2	66
Koninklijke DSM N.V.	—	33
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	619
Linde Public Limited Company	11	2,361
Lundin Mining Corp.	5	25
Mondi plc	1	22

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

333

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Newcrest Mining Ltd.	2	46
Newmont Corporation	2	126
Nippon Steel Corporation	1	13
Norsk Hydro ASA	10	27
Northam Platinum (a)	2	13
Northern Star Resources Ltd.	9	80
Nucor Corporation	1	25
Osisko Gold Royalties Ltd (b)	—	1
OZ Minerals Ltd.	1	10
Packaging Corporation of America	9	879
Pan American Silver Corp.	1	14
Polymetal International PLC	1	15
POSCO	—	24
PPG Industries, Inc.	5	570
Public Joint Stock Society "Polyus"	—	18
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	—	28
Quaker Chemical Corp. (b)	—	25
Regis Resources Ltd.	1	2
Reliance Steel & Aluminum Co.	—	33
Rio Tinto Ltd.	4	238
Rio Tinto PLC	4	200
RPM International Inc.	1	89
Sandstorm Gold Ltd. (a) (b)	—	1
Saracen Mineral Holdings Ltd. (a)	1	4
Sealed Air Corporation	1	37
SEMAFO Inc. (a)	1	3
Sherwin-Williams Co.	—	224
Shin-Etsu Chemical Co. Ltd.	—	12
Sibanye Stillwater Ltd (a)	8	17
Silgan Holdings Inc.	—	12
South32 Limited	183	259
Southern Copper Corporation	1	27
Steel Dynamics Inc.	—	11
Stora Enso Oyj - Class R	47	563
Sumitomo Metal Mining Co. Ltd.	—	8
Symrise AG	—	17
Teck Resources Ltd. - Class B	1	8
ThyssenKrupp AG (a)	1	7
Torex Gold Resources Inc. (a)	—	1
Tosoh Corp.	5	68
Umicore	10	479
UPM-Kymmene Oyj	1	14
Vale S.A.	8	80
Victrex PLC	—	9
Voestalpine AG	—	7
West Fraser Timber Co. Ltd. (b)	—	9
Westlake Chemical Corporation	2	112
Westrock Company, Inc.	7	194
Wheaton Precious Metals Corp.	1	56
Yamana Gold Inc.	3	14
Zijin Mining Group Co. Ltd. - Class H	32	15
		13,773
Utilities 2.3%
Ameren Corporation	12	869
American Electric Power Company, Inc.	1	116
Atmos Energy Corporation	1	118
Dominion Energy, Inc.	4	349
Edison International	3	144
Electric Power Development Co., Ltd.	19	366
Engie (a)	62	766
Entergy Corporation	6	584
Horizon Holdings I	1	14
National Fuel Gas Company	—	10
National Grid PLC	46	567
NextEra Energy, Inc.	11	2,663
NiSource Inc.	18	402
Sempra Energy	15	1,721
The AES Corporation	3	46
The Southern Company	21	1,066
Xcel Energy Inc.	—	17
		9,818
Energy 1.9%
Aker ASA	1	9
	Shares/Par[1]	Value ($)
ChampionX Corporation (a)	1	12
Chevron Corporation	8	755
Concho Resources Inc.	2	110
ConocoPhillips	10	424
Continental Resources Inc.	1	18
Devon Energy Corporation	1	11
Diamondback Energy, Inc.	—	15
Enbridge Inc.	21	644
EOG Resources, Inc.	7	343
Equinor ASA	47	667
Exxon Mobil Corporation	15	674
Galp Energia, SGPS, S.A.	3	29
Halliburton Company	32	412
Hess Corporation	3	158
Kelt Exploration Ltd. (a) (b)	5	5
Kosmos Energy Ltd.	2	4
Lundin Petroleum AB (b)	1	25
Magnolia Oil & Gas Corp. - Class A (a)	2	11
Marathon Petroleum Corporation	3	109
Meggitt PLC	105	384
Parsley Energy Inc. - Class A	—	4
Phillips 66	—	16
Pioneer Natural Resources Co.	1	132
Royal Dutch Shell PLC - Class B - ADR	11	330
Schlumberger Ltd.	4	64
Suncor Energy Inc.	1	15
Targa Resources Corp.	2	36
TC Energy Corporation	16	700
Tenaris SA	3	19
The Williams Companies, Inc.	33	626
Total SA	25	970
Total SA - ADR	4	159
WorleyParsons Ltd. (b)	51	310
WPX Energy, Inc. (a)	1	6
		8,206
Real Estate 1.8%
Acadia Realty Trust	3	41
Alexander & Baldwin, LLC	1	7
Alexandria Real Estate Equities, Inc.	1	137
American Campus Communities, Inc.	3	90
American Tower Corporation	1	316
AvalonBay Communities, Inc.	2	283
Boston Properties Inc.	—	10
Camden Property Trust	1	102
Canadian Apartment Properties REIT	1	19
Crown Castle International Corp.	1	100
CubeSmart	2	47
Cyrusone LLC	—	11
Derwent London PLC	1	22
Digital Realty Trust Inc.	1	155
Douglas Emmett, Inc.	2	75
DW Property Invest GmbH	1	37
EastGroup Properties Inc.	—	28
EPR Properties	—	1
Equinix, Inc.	—	129
Equity Lifestyle Properties, Inc.	1	46
Equity Residential	3	181
Essex Property Trust Inc.	1	131
Fabege AB	1	12
Federal Realty Investment Trust	—	32
First Industrial Realty Trust, Inc.	—	7
Frasers Centrepoint Trust	6	10
Gecina SA	—	13
Goodman Funding Pty Ltd	3	26
Grainger PLC	3	12
Great Portland Estates P L C	43	335
Hang Lung Properties Ltd.	10	24
Healthcare Realty Trust Inc.	2	43
Healthcare Trust of America, Inc. - Class A	2	46
Heiwa Real Estate Co., Ltd.	—	11
Highwoods Properties Inc.	—	16
Hongkong Land Holdings Ltd.	4	15
Hoshino Resorts REIT, Inc.	—	13
Host Hotels & Resorts, Inc.	1	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

334

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Hudson Pacific Properties Inc.	1	34
Hufvudstaden AB - Class A	1	8
Inmobiliaria Colonial, Socimi, S.A.	1	12
JBG Smith Properties	2	65
Kilroy Realty Corporation	—	23
Kojamo Oyj	1	25
Mapletree Industrial Trust	12	25
Mirvac Group	14	20
Mitsubishi Estate Co. Ltd.	1	16
Mitsui Fudosan Co. Ltd.	35	619
Mitsui Fudosan Logistics Park Investment Corporation	—	22
Mori Hills REIT Investment Corporation	—	5
National Retail Properties, Inc.	—	3
Nippon Accommodations Fund Inc.	—	23
Paramount Group, Inc.	1	4
Pebblebrook Hotel Trust	—	5
Prologis	—	18
ProLogis Inc.	30	2,793
PS Business Parks, Inc.	—	30
PSP Swiss Property AG	—	20
Public Storage	—	76
Rayonier Inc.	1	19
Realty Income Corporation	—	9
Regency Centers Corp.	1	42
Rexford Industrial Realty, Inc.	1	32
SBA Communications Corporation	—	25
Scentre Group Limited	119	179
Shaftesbury PLC	1	6
Simon Property Group, Inc.	2	114
SL Green Realty Corp.	2	120
Spirit Realty Capital, Inc.	—	1
Summit Industrial Income REIT	3	24
Sun Communities Inc.	3	432
Sun Hung Kai Properties Ltd.	4	45
Sunstone Hotel Investors Inc.	4	29
Terreno Realty Corporation	1	49
The Unite Group PLC	2	24
Urban Edge Properties	1	12
VEREIT, Inc.	1	3
Vornado Realty Trust	—	9
W.P. Carey Inc.	—	16
Welltower Inc.	1	46
Weyerhaeuser Company	14	308
		7,981
Total Common Stocks (cost $259,823)		282,912
CORPORATE BONDS AND NOTES 16.6%
Financials 5.5%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (c)	180	179
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	367
AG Issuer LLC
6.25%, 03/01/28 (c)	190	180
AIA Group Limited
3.13%, 03/13/23 (d)	400	415
Alpha 2 B.V.
8.75%, 06/01/23 (c) (e)	200	200
American International Group, Inc.
3.40%, 06/30/30	390	423
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	230	230
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (c)	209	220
Banco Santander México S.A., Institución De Banca Múltiple, Grupo Financiero Santander México
5.38%, 04/17/25 (c)	155	170
Banco Santander, S.A.
3.49%, 05/28/30 (f)	200	214
Bank of America Corporation
2.59%, 04/29/31	315	334
4.33%, 03/15/50	175	224
Barclays PLC
2.85%, 05/07/26 (f)	250	261
	Shares/Par[1]	Value ($)
Bayer US Finance II LLC
3.50%, 06/25/21 (c)	200	205
BBVA Bancomer, S.A.
4.38%, 04/10/24 (c)	275	294
BNP Paribas
2.22%, 06/09/26 (c) (f)	245	250
BPCE
4.00%, 09/12/23 (c)	510	551
Capital One Financial Corporation
3.65%, 05/11/27	240	262
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	130
Citigroup Inc.
3.40%, 07/23/21	825	849
Citizens Financial Group, Inc.
2.38%, 07/28/21	700	708
Credit Suisse Group AG
3.00%, 12/14/23 (c) (g)	275	286
Danske Bank A/S
1.23%, 06/22/24 (c)	435	436
Discover Bank
2.70%, 02/06/30	250	251
eG Global Finance PLC
8.50%, 10/30/25 (c)	200	206
EG Global Finance PLC
6.75%, 02/07/25 (c)	200	194
Fifth Third Bancorp
1.63%, 05/05/23	80	82
General Motors Financial Company, Inc.
3.20%, 07/06/21	400	404
HSBC Holdings PLC
3.26%, 03/13/23 (g)	525	543
HUB International Limited
7.00%, 05/01/26 (c)	95	95
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (c)	475	483
JPMorgan Chase & Co.
3.38%, 05/01/23	475	507
3.63%, 12/01/27	300	331
2.52%, 04/22/31	200	211
2.96%, 05/13/31	110	117
KeyCorp
2.25%, 04/06/27	280	293
Liberty Mutual Group Inc.
4.25%, 06/15/23 (c)	100	108
Lincoln National Corporation
3.80%, 03/01/28	325	360
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (c)	70	68
LYB International Finance II B.V.
3.50%, 03/02/27	325	354
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	133
2.25%, 11/15/30	70	73
Metropolitan Life Global Funding I
3.45%, 10/09/21 (c)	805	835
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	413
Morgan Stanley
3.13%, 07/27/26	275	303
National Securities Clearing Corporation
1.50%, 04/23/25 (c)	355	363
NatWest Markets N.V.
4.75%, 07/28/25 (c)	325	359
Nesco Holdings, Inc.
10.00%, 08/01/24 (c)	200	200
New York Life Global Funding
1.10%, 05/05/23 (c)	60	61
NFP Corp.
8.00%, 07/15/25 (c)	160	158
Nordea Bank AB
1.00%, 06/09/23 (c)	235	237
Panasonic Corporation
2.54%, 07/19/22 (c)	200	206

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

335

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
PNC Bank, National Association
3.50%, 06/08/23	275	298
Pricoa Global Funding I
3.45%, 09/01/23 (c)	600	651
Protective Life Global Funding
1.08%, 06/09/23 (c)	235	236
RHP Hotel Properties, LP
4.75%, 10/15/27 (c)	225	200
Royal Bank of Canada
1.60%, 04/17/23 (f)	205	210
Santander UK Group Holdings PLC
3.57%, 01/10/23	450	467
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	350	371
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (c)	360	367
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (c)	400	470
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	618
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (f) (g)	375	407
The Toronto-Dominion Bank
3.50%, 07/19/23	525	572
Truist Financial Corporation
1.95%, 06/05/30	125	127
UBS AG
1.75%, 04/21/22 (c)	300	306
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (c)	375	422
USA Compression Finance Corp.
6.88%, 09/01/27	200	190
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (c)	305	318
Voya Financial, Inc.
3.13%, 07/15/24	250	267
Wells Fargo & Company
3.07%, 01/24/23	550	570
2.39%, 06/02/28	155	160
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	357
Willis North America Inc.
3.60%, 05/15/24	150	162
4.50%, 09/15/28	195	227
Woodside Finance Limited
3.70%, 09/15/26 (c)	475	502
		23,811
Communication Services 2.1%
Altice France S.A.
6.00%, 02/15/28 (c)	200	189
AMC Networks, Inc.
4.75%, 08/01/25	225	221
América Móvil, S.A.B. De C.V.
2.88%, 05/07/30	250	264
AT&T Inc.
3.00%, 06/30/22	250	261
4.35%, 03/01/29	35	41
2.75%, 06/01/31	175	182
Baidu, Inc.
3.88%, 09/29/23	275	292
Booking Holdings Inc.
3.60%, 06/01/26	350	384
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	200	198
CB Escrow Corp.
8.00%, 10/15/25 (c)	140	146
CBS Radio Inc.
7.25%, 11/01/24 (b) (c)	165	143
CCO Holdings, LLC
5.00%, 02/01/28 (c)	180	186
Charter Communications Operating, LLC
4.50%, 02/01/24	550	608
	Shares/Par[1]	Value ($)
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	336	312
Comcast Corporation
2.65%, 02/01/30	70	76
1.95%, 01/15/31	95	97
Diamond Sports Group, LLC
6.63%, 08/15/27 (c)	205	110
DKT Finance ApS
9.38%, 06/17/23 (c)	200	202
Expedia Group, Inc.
5.00%, 02/15/26	73	75
iHeartCommunications, Inc.
8.38%, 05/01/27	320	294
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (c)	395	404
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (c)	170	153
Meredith Corporation
6.88%, 02/01/26	265	221
NBCUniversal Media, LLC
2.88%, 01/15/23	400	424
Nexstar Escrow Inc.
5.63%, 07/15/27 (c)	290	290
Omnicom Group Inc.
3.65%, 11/01/24	100	110
RELX Capital Inc.
3.00%, 05/22/30	95	103
Sinclair Television Group, Inc.
5.50%, 03/01/30 (c)	205	189
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	555
Telesat Canada
6.50%, 10/15/27 (c)	203	200
Tencent Holdings Limited
2.99%, 01/19/23 (c)	375	389
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (c)	220	212
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	35	35
Uber Technologies, Inc.
7.50%, 11/01/23 - 05/15/25 (c)	176	177
Univision Communications Inc.
9.50%, 05/01/25 (c)	230	246
Verizon Communications Inc.
5.15%, 09/15/23	225	256
4.27%, 01/15/36	175	217
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	270
Weibo Corporation
3.50%, 07/05/24	355	367
		9,099
Consumer Discretionary 1.7%
Allied Universal Holdco LLC
9.75%, 07/15/27 (c)	165	174
Amazon.com, Inc.
5.20%, 12/03/25	350	428
3.88%, 08/22/37	225	278
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	395
Boyd Gaming Corporation
8.63%, 06/01/25 (c)	59	62
6.38%, 04/01/26	124	118
Carnival Corporation
11.50%, 04/01/23 (c)	410	444
Core & Main LP
8.63%, 09/15/24 (c) (e)	195	195
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (c)	185	161
Dana Corporation
5.38%, 11/15/27	225	223
Delphi Technologies PLC
5.00%, 10/01/25 (c)	137	147
Delta Air Lines, Inc.
7.38%, 01/15/26	85	82

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

336

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Ford Motor Company
9.00%, 04/22/25	250	270
Griffon Corporation
5.75%, 03/01/28	75	74
Hasbro, Inc.
3.00%, 11/19/24 (h)	155	162
Hyundai Capital America
2.38%, 02/10/23 (c)	105	106
IRB Holding Corp.
6.75%, 02/15/26 (c)	420	401
Lithia Motors, Inc.
4.63%, 12/15/27 (c)	185	183
Macy's Retail Holdings, Inc.
3.88%, 01/15/22	96	86
Macy's, Inc.
8.38%, 06/15/25 (c)	225	224
Mohawk Industries, Inc.
3.63%, 05/15/30	250	273
New Golden Nugget Inc.
6.75%, 10/15/24 (c)	148	106
8.75%, 10/01/25 (c)	155	91
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (c)	220	220
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	168
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (c)	231	232
QVC, Inc.
4.38%, 03/15/23	330	330
4.45%, 02/15/25	275	269
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	170	131
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (c)	170	160
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	45	40
Station Casinos LLC
4.50%, 02/15/28 (c)	185	155
The Gap, Inc.
8.63%, 05/15/25 (b) (c)	210	223
Toyota Motor Credit Corporation
2.95%, 04/13/21	675	688
WW International, Inc.
8.63%, 12/01/25 (c)	167	175
		7,474
Health Care 1.7%
Abbott Laboratories
1.15%, 01/30/28	200	200
AbbVie Inc.
3.20%, 05/14/26	300	331
4.25%, 11/21/49 (c)	195	236
Alcon Finance Corporation
2.60%, 05/27/30 (c)	265	273
Anthem, Inc.
2.50%, 11/21/20	400	403
Bausch Health Companies Inc.
9.25%, 04/01/26 (c)	165	179
Becton, Dickinson and Company
3.70%, 06/06/27	180	201
2.82%, 05/20/30	140	149
Biogen Inc.
2.25%, 05/01/30	320	323
Bristol-Myers Squibb Company
3.55%, 08/15/22 (c)	525	558
Cigna Holding Company
3.00%, 07/15/23 (c)	500	530
CommonSpirit Health
2.76%, 10/01/24	105	108
CVS Health Corporation
3.50%, 07/20/22	475	500
5.05%, 03/25/48	475	620
Elanco Animal Health
4.66%, 08/27/21 (h)	50	51
	Shares/Par[1]	Value ($)
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (c)	190	179
Northwell Health, Inc.
3.98%, 11/01/46	175	184
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (b) (c)	235	239
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (h)	315	318
Providence St. Joseph Health
3.93%, 10/01/48	550	653
Stanford Health Care
3.80%, 11/15/48	150	184
Tenet Healthcare Corporation
6.75%, 06/15/23 (b)	50	50
7.00%, 08/01/25 (b)	175	172
6.88%, 11/15/31	25	22
UnitedHealth Group Incorporated
2.00%, 05/15/30	140	147
2.90%, 05/15/50	270	287
Zoetis Inc.
2.00%, 05/15/30	290	296
		7,393
Energy 1.4%
APT Pipelines Limited
4.25%, 07/15/27 (c)	225	250
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	105
Cameron LNG, LLC
2.90%, 07/15/31 (c)	55	59
3.70%, 01/15/39 (c)	50	54
Canadian Natural Resources Limited
2.95%, 07/15/30	170	169
Chevron Corporation
2.00%, 05/11/27	115	120
CNX Resources Corporation
7.25%, 03/14/27 (b) (c)	240	221
Comstock Resources, Inc.
9.75%, 08/15/26	185	173
Concho Resources Inc.
3.75%, 10/01/27	100	107
Continental Resources, Inc.
4.38%, 01/15/28	45	40
CVR Energy, Inc.
5.25%, 02/15/25 (c)	90	82
5.75%, 02/15/28 (c)	125	110
Diamondback Energy, Inc.
4.75%, 05/31/25	125	134
Enbridge Inc.
4.25%, 12/01/26	275	313
Energy Transfer LP
5.25%, 04/15/29	120	131
3.75%, 05/15/30	75	74
Eni S.p.A.
4.00%, 09/12/23 (c)	200	216
Hess Corporation
4.30%, 04/01/27	150	155
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (c)	198	166
MEG Energy Corp.
7.13%, 02/01/27 (c)	260	216
Northern Oil and Gas Incorporated
8.50%, 05/15/23 (e)	182	155
Occidental Petroleum Corporation
4.10%, 02/01/21	45	45
2.60%, 08/13/21	14	14
2.70%, 08/15/22	105	98
2.90%, 08/15/24	440	376
Parkland Fuel Corporation
5.88%, 07/15/27 (c)	180	186
PDC Energy, Inc.
5.75%, 05/15/26	225	205
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30 (c) (f)	55	61

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

337

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Saudi Arabian Oil Company
2.88%, 04/16/24 (c)	455	474
Suncor Energy Inc.
3.10%, 05/15/25	70	75
Sunoco LP
5.50%, 02/15/26	153	149
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (c)	190	169
Targa Resource Corporation
6.50%, 07/15/27 (b)	405	410
Total Capital International
2.99%, 06/29/41	265	271
Transocean Pontus Limited
6.13%, 08/01/25 (c)	200	184
Valero Energy Corporation
2.85%, 04/15/25	25	26
Williams Partners L.P.
5.10%, 09/15/45	175	191
		5,984
Industrials 1.0%
Air Lease Corporation
3.50%, 01/15/22	155	156
Bombardier Inc.
5.75%, 03/15/22 (c)	75	55
Caterpillar Financial Services Corporation
3.15%, 09/07/21	500	516
CSX Corporation
3.70%, 11/01/23	350	382
General Electric Capital Corporation
3.10%, 01/09/23	250	261
Granite US Holdings Corporation
11.00%, 10/01/27 (c)	175	171
H&E Equipment Services, Inc.
5.63%, 09/01/25	155	157
Herc Holdings Inc.
5.50%, 07/15/27 (c)	215	216
John Deere Capital Corporation
2.35%, 01/08/21	275	278
Kansas City Southern
2.88%, 11/15/29	210	222
Lockheed Martin Corporation
3.55%, 01/15/26	250	287
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (c)	130	128
New Enterprise Stone & Lime Co., Inc.
10.13%, 04/01/22 (c)	225	225
Raytheon BBN Technologies Corp.
3.20%, 03/15/24 (c)	350	377
Republic Services, Inc.
3.38%, 11/15/27	100	113
Roper Technologies, Inc.
3.80%, 12/15/26	375	427
Teekay Offshore Operating L.P.
8.50%, 07/15/23 (c)	210	186
TransDigm Inc.
6.38%, 06/15/26	245	224
United Airlines Holdings, Inc.
4.88%, 01/15/25 (b)	120	95
		4,476
Utilities 0.9%
CenterPoint Energy, Inc.
3.60%, 11/01/21	250	260
CMS Energy Corporation
3.00%, 05/15/26	100	108
Duke Energy Progress, LLC
3.70%, 10/15/46	100	117
Enel Finance International N.V.
4.25%, 09/14/23 (c)	355	386
Eversource Energy
3.30%, 01/15/28	100	110
FirstEnergy Corp.
7.38%, 11/15/31	225	328
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (c)	250	282
	Shares/Par[1]	Value ($)
National Rural Utilities Cooperative Finance Corporation
2.90%, 03/15/21	475	483
NiSource Finance Corp.
3.95%, 03/30/48	150	173
Pacific Gas And Electric Company
2.10%, 08/01/27 (b)	135	133
San Diego Gas & Electric Company
4.10%, 06/15/49	425	525
State Grid Overseas Investment Limited
3.75%, 05/02/23 (c)	400	426
Virginia Electric and Power Company
4.00%, 01/15/43	275	326
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	140	145
		3,802
Materials 0.8%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	15
Allegheny Technologies Incorporated
7.88%, 08/15/23 (i)	204	209
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (c)	200	196
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (c)	200	204
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (c)	240	233
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (c)	305	314
CVR Partners, LP
9.25%, 06/15/23 (c)	305	298
First Quantum Minerals Ltd
7.25%, 05/15/22 (b) (c)	200	196
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (c)	185	178
Kaiser Aluminum Corporation
4.63%, 03/01/28 (c)	235	225
Legacy Vulcan Corp.
4.50%, 06/15/47	100	111
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (c)	195	177
Newmont Corporation
3.63%, 06/09/21	175	178
Nucor Corporation
3.95%, 05/01/28	250	286
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25 (b)	175	198
The Dow Chemical Company
3.15%, 05/15/24	100	107
Warrior Met Coal, Inc.
8.00%, 11/01/24 (c)	175	174
		3,299
Real Estate 0.5%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	280
Crown Castle International Corp.
2.25%, 01/15/31	185	187
Duke Realty Limited Partnership
4.00%, 09/15/28	410	478
Essex Portfolio, L.P.
3.38%, 04/15/26	525	570
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	130
Kimco Realty Corporation
3.30%, 02/01/25	150	158
ProLogis, L.P.
2.13%, 04/15/27	35	37
Regency Centers, L.P.
3.60%, 02/01/27	100	106
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	173
W.P. Carey Inc.
3.85%, 07/15/29	280	291
		2,410

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

338

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Information Technology 0.5%
Apple Inc.
1.65%, 05/11/30	235	241
2.95%, 09/11/49	200	218
Avnet, Inc.
4.63%, 04/15/26	100	113
Fiserv, Inc.
3.20%, 07/01/26	110	122
Microchip Technology Incorporated
3.92%, 06/01/21	150	153
Micron Technology, Inc.
2.50%, 04/24/23	185	192
Microsoft Corporation
4.20%, 11/03/35	100	131
NCR Corporation
5.75%, 09/01/27 (c)	140	140
NXP B.V.
3.15%, 05/01/27 (c)	35	37
Presidio Holdings, Inc.
4.88%, 02/01/27 (c)	134	131
Qualcomm Incorporated
2.15%, 05/20/30	260	271
Radiate HoldCo, LLC
6.63%, 02/15/25 (c)	325	325
Texas Instruments Incorporated
1.75%, 05/04/30	75	76
ViaSat, Inc.
6.50%, 07/15/28 (b) (c)	170	170
		2,320
Consumer Staples 0.5%
Altria Group, Inc.
2.35%, 05/06/25	20	21
5.80%, 02/14/39	200	249
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	349
BAT Capital Corp.
2.76%, 08/15/22	225	233
Danone
2.95%, 11/02/26 (c)	250	274
Diageo Capital PLC
1.38%, 09/29/25	210	213
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (c)	225	232
JBS Investments II GmbH
7.00%, 01/15/26 (c)	200	210
Sigma Holdco B.V.
7.88%, 05/15/26 (c)	250	249
		2,030
Total Corporate Bonds And Notes (cost $68,532)		72,098
GOVERNMENT AND AGENCY OBLIGATIONS 12.2%
Mortgage-Backed Securities 8.1%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33	169	178
3.00%, 05/01/31 - 06/01/50	796	845
5.00%, 12/01/41	86	99
3.00%, 02/01/47 (j)	295	311
4.00%, 12/01/49 - 02/01/50	1,189	1,267
4.50%, 05/01/50	108	117
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 06/01/32	300	315
6.00%, 07/01/41	375	446
3.00%, 11/01/33 - 10/01/49	5,646	6,070
5.50%, 05/01/44	360	421
5.00%, 06/01/40 - 07/01/45	437	498
3.50%, 04/01/31 - 10/01/49	5,720	6,124
TBA, 2.50%, 07/15/48 (j)	2,150	2,241
TBA, 4.50%, 07/15/48 (j)	500	537
TBA, 3.00%, 08/15/48 - 12/01/49 (j)	339	358
TBA, 4.00%, 08/15/48 (j)	590	625
5.00%, 01/01/49 (j)	215	242
4.00%, 02/01/47 - 01/01/50	3,218	3,426
4.50%, 04/01/41 - 05/01/50	1,963	2,162
TBA, 2.00%, 07/14/50 (j)	700	716
	Shares/Par[1]	Value ($)
Government National Mortgage Association
3.50%, 08/20/42 - 01/20/49	1,716	1,870
3.50%, 07/20/46	12	13
3.00%, 05/15/43 - 05/20/50	1,685	1,760
3.00%, 09/20/46	638	678
4.00%, 09/20/45 - 10/20/48	1,242	1,332
5.00%, 05/20/48 - 06/20/49	1,047	1,144
4.50%, 07/20/45 - 06/20/48	834	910
TBA, 4.50%, 07/15/48 (j)	60	64
5.50%, 05/20/48 - 03/20/49	308	338
2.50%, 04/20/50	129	134
		35,241
U.S. Treasury Bond 2.8%
Treasury, United States Department of
4.50%, 05/15/38 (b)	2,160	3,406
3.50%, 02/15/39	810	1,145
3.13%, 11/15/41	850	1,150
3.00%, 08/15/48 (k)	4,675	6,424
		12,125
Municipal 0.6%
American Municipal Power, Inc.
6.45%, 02/15/44	250	365
California, State of
7.55%, 04/01/39	240	427
Chicago Transit Authority
6.90%, 12/01/40	300	413
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	166
Great Lakes Water Authority
3.06%, 07/01/39	60	64
Metropolitan Transportation Commission
6.91%, 10/01/50	235	422
Municipal Electric Authority of Georgia
6.66%, 04/01/57	344	504
Texas A&M University
3.33%, 05/15/39	250	274
		2,635
Sovereign 0.4%
Bermuda, Government of
3.72%, 01/25/27 (c)	300	318
Gouvernement de la Province de Quebec
3.50%, 07/29/20	500	501
Manitoba, Province of
2.60%, 04/16/24	176	189
Ontario, Government of
2.40%, 02/08/22	500	516
		1,524
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corporation
Series 2018-M1-DNA3, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 09/25/48 (g)	1	1
Series FD-4852, REMIC, 0.53%, (1M USD LIBOR + 0.35%), 12/15/48 (g)	429	428
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	134	21
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 1.28%, (1M USD LIBOR + 1.10%), 11/26/29 (g)	122	118
Series 2020-2M1-R02, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 01/25/40 (g)	73	71
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 10/26/48 (g)	23	23
Government National Mortgage Association
Series 2018-FE-122, REMIC, 0.49%, (1M USD LIBOR + 0.30%), 09/20/48 (g)	63	63
		725
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.13%, 02/28/22	125	127
0.38%, 04/30/25	140	141
0.25%, 05/31/25 (b)	125	125
		393

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

339

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Inflation Indexed Securities 0.0%
Treasury, United States Department of
0.63%, 07/15/21 - 01/15/26 (l)	19	20
0.38%, 07/15/27 (l)	13	14
0.13%, 01/15/22 - 01/15/30 (l)	144	150
1.00%, 02/15/49 (l)	12	16
0.25%, 07/15/29 - 02/15/50 (l)	17	19
		219
Total Government And Agency Obligations (cost $48,989)		52,862
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.0%
American Airlines, Inc.
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	384	353
AmeriCredit Automobile Receivables Trust
Series 2017-B-2, 2.40%, 05/18/22	241	241
Angel Oak Mortgage Trust
Series 2020-A1-3, 1.69%, 04/25/65 (g) (m)	140	140
ARI Fleet Lease Trust
Series 2018-A2-A, 2.55%, 10/15/26	76	76
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22	415	416
Series 2018-A-2A, 4.00%, 03/20/24	395	405
Series 2019-B-2A, 3.55%, 09/20/24	165	152
BFLD Trust
Series 2019-C-DPLO, REMIC, 1.72%, (1M USD LIBOR + 1.54%), 10/15/21 (g)	215	195
BlueMountain CLO Ltd
Series 2012-AR2-2A, 1.43%, (3M USD LIBOR + 1.05%), 11/20/28 (g)	375	369
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	78	79
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	154
Citigroup Commercial Mortgage Trust
Series 2020-A-555, 2.65%, 12/12/29	390	398
CNH Equipment Trust
Series 2019-B-C, 2.35%, 10/15/23	260	245
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49	86	88
Series 2019-A3-2, 3.54%, 05/25/49	98	98
Series 2020-A1-3, 1.51%, 04/25/65	100	99
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.77%, 01/12/24 (g)	405	387
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	417
Deephaven Residential Mortgage Trust
Series 2018-A3-3A, 3.96%, 10/25/22	264	264
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23	92	94
Driven Brands Funding LLC
Series 2015-A2-1A, 5.22%, 07/20/22	358	351
Series 2019-A2-1A, 4.64%, 04/22/26	128	126
DRIVEN BRANDS FUNDING LLC
Series 2020-A2-1A, 3.79%, 07/20/27 (j)	85	85
Ellington Financial Mortgage Trust
Series 2019-A3-2, 3.05%, 11/25/59	86	85
Galton Funding Mortgage Trust
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24	167	167
Great Wolf Trust
Series 2019-D-WOLF, REMIC, 2.12%, (1M USD LIBOR + 1.93%), 12/15/21 (g)	95	87
GS Mortgage Securities Trust
Series 2019-B-GSA1, 3.51%, 10/15/29	171	177
GS Mortgage-Backed Securities Trust
Series 2020-A14-INV1, 3.00%, 10/25/50 (m)	250	258
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	224	228
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (g)	204	208
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	454
Magnetite XXIII, Limited
Series 2019-A-23A, 2.29%, (3M USD LIBOR + 1.30%), 10/25/32 (g)	265	260
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29	268	289
	Shares/Par[1]	Value ($)
Mill City Mortgage Loan Trust
Series 2018-A1-1, 3.25%, 07/25/24	276	286
Navient Private Education Refi Loan Trust
Series 2019-A2-FA, 2.60%, 04/15/28	200	205
Series 2019-A-GA, 2.40%, 05/15/28	114	116
Series 2019-A2-CA, 3.13%, 07/15/28	220	227
Nelnet Student Loan Trust
Series 2020-A-1A, 0.92%, (1M USD LIBOR + 0.74%), 03/26/68 (g)	97	92
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 1.77%, (1M USD LIBOR + 1.59%), 04/15/21 (g)	300	268
New Residential Mortgage Loan Trust
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25 (n)	100	100
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59	219	220
OBX Trust
Series 2019-2A2-EXP3, REMIC, 1.33%, (1M USD LIBOR + 1.15%), 09/25/59 (g)	82	83
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59	90	91
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (g)	180	184
Series 2020-2A2-EXP1, REMIC, 1.13%, (1M USD LIBOR + 0.95%), 01/26/60 (g)	88	88
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 2.30%, (3M USD LIBOR + 1.17%), 10/17/29 (g)	373	367
RETL
Series 2019-A-RVP, REMIC, 1.33%, (1M USD LIBOR + 1.15%), 03/15/21 (g)	23	21
Santander Drive Auto Receivables Trust
Series 2018-B-4, 3.27%, 01/15/21	78	79
Santander Retail Auto Lease Trust
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	160	161
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	265
Sequoia Mortgage Trust
Series 2018-A11-CH4, 4.00%, 03/25/24	110	111
SLIDE
Series 2018-B-FUN, 1.43%, (1M USD LIBOR + 1.25%), 06/15/21 (g)	391	367
SMB Private Education Loan Trust
Series 2020-A2A-A, REMIC, 2.23%, 09/15/37	100	101
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49	96	98
Starwood Mortgage Residential Trust
Series 2018-A1-IMC2, 4.12%, 10/26/48	175	179
Series 2019-A1-INV1, 2.61%, 09/25/49	80	81
Series 2019-A3-INV1, 2.92%, 09/25/49	136	134
Towd Point Mortgage Trust
Series 2018-A1A-5, 3.25%, 02/25/25	273	283
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (g)	275	284
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	300	296
Verus Securitization Trust
Series 2019-A1-INV1, 3.40%, 12/25/58 (g)	118	120
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (i)	114	113
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (g)	200	186
Vista Point Securitization Trust
Series 2020-A1-1, REMIC, 2.08%, 03/25/65 (g) (n)	100	100
World Omni Automobile Lease Securitization Trust
Series 2018-A3-B, REMIC, 3.19%, 03/15/21	440	446
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,255)		13,197
PREFERRED STOCKS 0.2%
Utilities 0.1%
American Electric Power Company, Inc., 6.13%, 03/15/22 (b) (f)	—	19
NextEra Energy, Inc., 5.28%, 03/01/23 (f)	1	23
Sempra Energy, 6.75%, 07/15/21 (f)	—	23
Sempra Energy, 6.00%, 01/15/21 (f)	1	68
The Southern Company, 6.75%, 08/01/22 (f)	4	189
		322

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

340

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Financials 0.1%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27	7	110
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (o)	20	110
Health Care 0.0%
Becton, Dickinson and Company, 6.00%, 06/01/23 (a) (b) (f)	1	70
Consumer Discretionary 0.0%
Stanley Black & Decker, Inc., 0.50%, (callable at 1,000 beginning 05/15/21) (a) (f) (i) (o)	—	67
Information Technology 0.0%
Broadcom Inc., 8.00%, 09/30/22 (f)	—	32
Materials 0.0%
Gerdau SA	2	7
Total Preferred Stocks (cost $809)		718
SENIOR FLOATING RATE INSTRUMENTS 0.0%
Consumer Staples 0.0%
Coty Inc.
2020 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 03/29/25 (g)	199	178
Total Senior Floating Rate Instruments (cost $197)		178
RIGHTS 0.0%
T-Mobile USA, Inc. (a)	1	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 4.9%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (p) (q)	1,350	1,350
T. Rowe Price Government Reserve Fund, 0.14% (p) (q)	13,202	13,202
		14,552
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (p) (q)	5,722	5,722
U.S. Treasury Bill 0.2%
Treasury, United States Department of
1.54%, 08/20/20 (r)	610	610
0.31%, 09/17/20 (r)	180	180
		790
Total Short Term Investments (cost $21,064)		21,064
Total Investments 102.0% (cost $412,669)		443,029
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (2.0)%		(8,671)
Total Net Assets 100.0%		434,356

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $28,699 and 6.6% of the Fund.

(d)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f)   Convertible security.

Shares/Par[1]	Value ($)

(g)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(j)   All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $5,167.

(k)   All or a portion of the security is pledged or segregated as collateral.

(l)  Treasury inflation indexed note, par amount is adjusted for inflation.

(m)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o)  Perpetual security. Next contractual call date presented, if applicable.

(p)  Investment in affiliate.

(q)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(r)   The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 96.2%
Information Technology 24.6%
Amphenol Corporation - Class A	99	9,485
Atlassian Corporation PLC - Class A (a)	300	54,081
Bill.Com Holdings Inc. (a)	40	3,608
Black Knight, Inc. (a)	663	48,107
Broadridge Financial Solutions, Inc.	168	21,200
Ceridian HCM Holding Inc. (a)	704	55,806
Cognex Corp.	215	12,840
CoreLogic, Inc.	783	52,612
Corning Incorporated	1,945	50,375
CrowdStrike Holdings, Inc. - Class A (a)	161	16,147
DocuSign, Inc. (a)	486	83,694
Entegris, Inc.	550	32,478
Equifax Inc.	309	53,111
Fiserv, Inc. (a)	528	51,543
FleetCor Technologies Inc. (a)	247	62,128
Gartner Inc. (a)	182	22,082
Global Payments Inc.	379	64,286
IHS Markit Ltd.	480	36,240
Keysight Technologies, Inc. (a)	752	75,787
Marvell Technology Group Ltd	2,432	85,266
Maxim Integrated Products, Inc.	707	42,851
Microchip Technology Incorporated	982	103,414
National Instruments Corp.	986	38,168
Skyworks Solutions, Inc.	442	56,514
Slack Technologies, Inc. - Class A (a)	451	14,022
Splunk Inc. (a)	308	61,200

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

341

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Spotify Technology S.A. (a)	221	57,060
SS&C Technologies Holdings, Inc.	314	17,735
Wex, Inc. (a)	125	20,626
Workday, Inc. - Class A (a)	224	41,969
Xilinx, Inc.	589	57,952
		1,402,387
Health Care 24.5%
Acadia Healthcare Company, Inc. (a)	884	22,206
ACADIA Pharmaceuticals Inc. (a)	182	8,822
Agilent Technologies, Inc.	1,147	101,360
Alcon AG (a)	575	32,959
Align Technology, Inc. (a)	68	18,662
Alkermes Public Limited Company (a)	1,357	26,333
Alnylam Pharmaceuticals, Inc. (a)	229	33,917
Amarin Corporation PLC - ADR (a) (b)	456	3,156
argenx SE - ADR (a)	133	30,046
Ascendis Pharma A/S - ADR (a)	85	12,572
Avantor, Inc. (a)	2,073	35,241
Bruker Corp.	1,659	67,488
Catalent Inc. (a)	1,408	103,206
Cooper Cos. Inc.	345	97,856
Elanco Animal Health (a)	1,752	37,580
Exact Sciences Corporation (a)	364	31,646
Hologic Inc. (a)	2,388	136,116
ICU Medical, Inc. (a)	144	26,541
IDEXX Laboratories, Inc. (a)	63	20,800
Incyte Corporation (a)	530	55,139
Ionis Pharmaceuticals Inc. (a)	359	21,167
Neurocrine Biosciences, Inc. (a)	265	32,330
Perrigo Company Public Limited Company	882	48,748
PPD, Inc. (a)	245	6,566
PRA Health Sciences, Inc. (a)	529	51,466
Royalty Pharma plc - Class A (a)	349	16,944
Seattle Genetics Inc. (a)	370	62,870
Teleflex Incorporated	411	149,596
Ultragenyx Pharmaceutical Inc. (a)	9	704
Veeva Systems Inc. - Class A (a)	276	64,665
West Pharmaceutical Services Inc.	179	40,663
		1,397,365
Industrials 14.6%
Alaska Air Group, Inc.	265	9,609
Allegion Public Limited Company	112	11,449
BWXT Government Group, Inc.	717	40,611
Clarivate PLC (a)	2,558	57,120
Colfax Corp. (a)	1,456	40,622
CoStar Group, Inc. (a)	83	58,986
Fortive Corporation	793	53,654
IDEX Corporation	441	69,696
Ingersoll Rand Inc. (a)	2,344	65,904
JB Hunt Transport Services Inc.	565	67,992
L3Harris Technologies, Inc.	175	29,692
Roper Technologies, Inc.	168	65,228
Sensata Technologies Holding PLC (a)	871	32,427
Textron Inc.	2,118	69,703
TransUnion	749	65,193
United Airlines Holdings, Inc. (a)	179	6,195
Verisk Analytics, Inc.	371	63,144
Waste Connections, Inc.	264	24,761
		831,986
Consumer Discretionary 11.7%
Aptiv PLC	617	48,077
Burlington Stores Inc. (a)	367	72,273
Carmax Inc. (a)	228	20,417
Chewy, Inc. - Class A (a) (b)	13	581
Chipotle Mexican Grill Inc. (a)	36	37,885
Darden Restaurants Inc.	207	15,684
Dollar Tree Inc. (a)	573	53,106
Draftkings Inc. - Class A (a)	358	11,907
Dunkin' Brands Group Inc.	496	32,354
Five Below, Inc. (a)	109	11,653
Hilton Worldwide Holdings Inc.	705	51,782
Lululemon Athletica Inc. (a)	32	9,984
Marriott International, Inc. - Class A	258	22,118
MGM Resorts International	2,557	42,958
	Shares/Par[1]	Value ($)
O'Reilly Automotive, Inc. (a)	125	52,709
Ross Stores Inc.	296	25,231
ServiceMaster Holding Corporation (a)	1,301	46,433
Tapestry Inc.	897	11,912
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	81	16,477
Vail Resorts, Inc.	230	41,895
VF Corp.	363	22,121
Visteon Corporation (a)	242	16,577
		664,134
Financials 6.0%
Assurant, Inc.	360	37,184
AXIS Capital Holdings Limited	663	26,891
Cboe Global Markets, Inc.	493	45,987
K.K.R. Co., Inc.	1,238	38,229
Kemper Corp.	106	7,687
MarketAxess Holdings Inc.	63	31,558
Progressive Corp.	179	14,340
Raymond James Financial Inc.	181	12,458
SelectQuote, Inc. (a)	179	4,534
SLM Corporation	1,271	8,935
Tradeweb Markets Inc. - Class A	688	40,000
Webster Financial Corp.	731	20,914
Willis Towers Watson Public Limited Company	256	50,419
		339,136
Materials 5.5%
Air Products and Chemicals, Inc.	71	17,144
Avery Dennison Corporation	359	40,958
Ball Corporation	1,676	116,465
Kirkland Lake Gold Ltd.	848	34,972
Martin Marietta Materials Inc.	72	14,873
Packaging Corporation of America	140	13,972
RPM International Inc.	600	45,036
Sealed Air Corporation	970	31,865
		315,285
Consumer Staples 4.0%
Casey's General Stores Inc.	404	60,406
Dollar General Corporation	530	100,970
Reynolds Consumer Products LLC	574	19,941
Sprouts Farmers Market, Inc. (a)	718	18,374
Treehouse Foods, Inc. (a)	617	27,025
		226,716
Communication Services 2.6%
IAC/InterActiveCorp (a)	405	130,977
Zynga Inc. - Class A (a)	1,974	18,832
		149,809
Utilities 1.5%
Atmos Energy Corporation	208	20,713
Eversource Energy	180	14,989
Sempra Energy	398	46,658
		82,360
Energy 1.2%
Concho Resources Inc.	610	31,415
Continental Resources Inc.	194	3,401
Pioneer Natural Resources Co.	314	30,678
		65,494
Real Estate 0.0%
WeWork Companies Inc. - Class A (a) (c) (d)	33	—
Total Common Stocks (cost $4,078,676)		5,474,672
PREFERRED STOCKS 0.0%
Real Estate 0.0%
WeWork Companies Inc. - Series D-2 (a) (c) (d)	122	—
WeWork Companies Inc. - Series D-1 (a) (c) (d)	156	—
Total Preferred Stocks (cost $4,627)		—
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.02% (e) (f)	3,615	3,615
T. Rowe Price Government Reserve Fund, 0.14% (e) (f)	142,246	142,246
		145,861

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

342

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (e) (f)	3,192	3,192
Total Short Term Investments (cost $149,053)		149,053
Total Investments 98.8% (cost $4,232,356)		5,623,725
Other Assets and Liabilities, Net 1.2%		69,565
Total Net Assets 100.0%		5,693,290

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 53.1%
Financials 21.4%
ABN AMRO Bank N.V.
0.94%, (3M USD LIBOR + 0.57%), 08/27/21 (a) (b)	3,795	3,812
AerCap Ireland Capital Designated Activity Company
4.45%, 12/16/21	2,325	2,348
4.50%, 09/15/23	2,120	2,122
AerCap Ireland Limited
4.63%, 10/30/20	2,360	2,369
3.95%, 02/01/22	3,350	3,350
AIA Group Limited
0.83%, (3M USD LIBOR + 0.52%), 09/20/21 (a) (b)	3,020	3,020
AIG Global Funding
3.35%, 06/25/21 (b)	1,795	1,846
American Express Company
3.70%, 08/03/23	535	582
American International Group, Inc.
6.40%, 12/15/20	885	909
4.88%, 06/01/22	1,780	1,920
2.50%, 06/30/25	2,880	3,044
Aon Corporation
2.20%, 11/15/22	835	866
Aon PLC
2.80%, 03/15/21	4,310	4,372
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	3,515	3,313
3.95%, 07/01/24 (b)	690	604
2.88%, 02/15/25 (b)	1,805	1,518
Banco del Estado de Chile
2.70%, 01/09/25 (b)	1,180	1,213
Banco Santander México S.A., Institución De Banca Múltiple, Grupo Financiero Santander México
4.13%, 11/09/22 (c)	3,600	3,748
Banco Santander, S.A.
2.43%, (3M USD LIBOR + 1.12%), 04/12/23 (a)	2,200	2,177
Banco Santander-Chile
2.50%, 12/15/20 (b)	4,430	4,443
Bank of America Corporation
1.42%, (3M USD LIBOR + 0.38%), 01/23/22 (a)	2,075	2,069
0.95%, (3M USD LIBOR + 0.65%), 06/25/22 (a)	2,180	2,184
2.50%, 10/21/22	1,760	1,800
2.30%, (3M USD LIBOR + 1.16%), 01/20/23 (a)	4,025	4,071
Bank of Montreal
1.77%, (3M USD LIBOR + 0.46%), 04/13/21 (a)	2,505	2,513
Banque Fédérative du Crédit Mutuel
2.13%, 11/21/22 (b)	2,890	2,980
Barclays PLC
2.65%, 01/11/21	2,290	2,308
1.70%, 05/12/22 (d)	1,290	1,313
2.94%, (3M USD LIBOR + 1.63%), 01/10/23 (a)	2,330	2,340
	Shares/Par[1]	Value ($)
Bayer US Finance II LLC
0.93%, (3M USD LIBOR + 0.63%), 06/25/21 (a) (b)	2,915	2,906
3.50%, 06/25/21 (b)	1,545	1,582
Boral Finance Pty Limited
3.00%, 11/01/22 (b)	350	353
BPCE
1.58%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,609
Bunge Limited Finance Corp.
3.50%, 11/24/20 (e)	6,370	6,436
3.00%, 09/25/22	5,185	5,366
4.35%, 03/15/24	295	322
Capital One Financial Corporation
3.20%, 01/30/23	1,540	1,627
3.50%, 06/15/23	1,125	1,205
3.90%, 01/29/24	1,295	1,408
Citigroup Inc.
2.90%, 12/08/21	4,145	4,272
2.84%, 05/20/22	3,270	3,332
2.31%, 11/04/22	2,615	2,669
3.11%, 04/08/26	2,055	2,208
Citizens Bank, National Association
2.55%, 05/13/21	1,625	1,652
3.25%, 02/14/22	1,560	1,618
2.65%, 05/26/22	2,145	2,217
CNH Industrial Capital LLC
4.38%, 11/06/20 (e)	4,025	4,055
3.88%, 10/15/21	3,355	3,435
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	3,265	3,453
Credit Agricole SA
2.04%, (3M USD LIBOR + 1.02%), 04/24/23 (a) (b)	1,605	1,606
Credit Suisse Holdings (USA), Inc.
2.80%, 04/08/22	2,705	2,807
1.00%, 05/05/23	3,145	3,163
Daimler Finance North America LLC
2.30%, 02/12/21 (b)	495	498
3.75%, 11/05/21 (b)	2,390	2,428
1.75%, 03/10/23 (b)	3,440	3,466
Danske Bank A/S
5.00%, 01/12/22 (b)	2,115	2,220
3.00%, 09/20/22 (b)	3,010	3,054
5.38%, 01/12/24 (b)	240	268
1.23%, 06/22/24 (b)	3,110	3,117
Deutsche Bank Aktiengesellschaft
2.95%, 08/20/20	1,935	1,938
3.15%, 01/22/21	2,920	2,943
1.85%, (3M USD LIBOR + 1.29%), 02/04/21 (a)	2,205	2,199
3.38%, 05/12/21	285	288
Discover Bank
3.20%, 08/09/21	570	583
Eastern Creation II Investment Holdings Ltd.
2.75%, 09/26/20 (c)	3,365	3,373
First Niagara Financial Group, Inc.
7.25%, 12/15/21	1,290	1,408
Ford Motor Credit Company LLC
1.23%, (3M USD LIBOR + 0.93%), 09/24/20 (a)	4,915	4,914
3.47%, 04/05/21	1,000	984
5.88%, 08/02/21	590	596
3.81%, 10/12/21	1,025	1,010
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	10,195	10,260
General Motors Financial Company, Inc.
3.20%, 07/13/20 - 07/06/21	5,205	5,221
4.20%, 03/01/21	505	511
2.17%, (3M USD LIBOR + 0.85%), 04/09/21 (a)	1,775	1,775
2.90%, 02/26/25	3,555	3,543
Harley-Davidson Financial Services, Inc.
1.28%, (3M USD LIBOR + 0.94%), 03/02/21 (a) (b)	2,485	2,466
4.05%, 02/04/22 (b)	2,975	3,063
2.55%, 06/09/22 (b)	865	870

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

343

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
HSBC Holdings PLC
0.97%, (3M USD LIBOR + 0.65%), 09/11/21 (a) (d)	1,590	1,591
2.10%, 06/04/26 (d)	3,645	3,678
HSBC USA Inc.
4.88%, 08/24/20	3,644	3,668
Imperial Brands Finance PLC
2.95%, 07/21/20 (b)	3,920	3,924
3.75%, 07/21/22 (b)	3,145	3,279
ING Groep N.V.
1.46%, (3M USD LIBOR + 1.15%), 03/29/22 (a)	1,920	1,933
JPMorgan Chase & Co.
2.08%, 04/22/26	3,900	4,045
KeyBank National Association
3.30%, 02/01/22	1,610	1,678
2.30%, 09/14/22	575	597
Lincoln National Corporation
4.00%, 09/01/23	655	713
Lloyds Banking Group PLC
1.33%, 06/15/23 (d)	920	924
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	2,107
Metropolitan Life Global Funding I
3.38%, 01/11/22 (b)	2,060	2,149
Mitsubishi UFJ Financial Group Inc
1.64%, (3M USD LIBOR + 0.65%), 07/26/21 (a)	960	963
1.28%, (3M USD LIBOR + 0.92%), 02/22/22 (a)	2,240	2,249
3.22%, 03/07/22	2,890	3,011
1.85%, (3M USD LIBOR + 0.86%), 07/26/23 (a)	1,555	1,549
Moody's Corporation
3.75%, 03/24/25	2,275	2,580
Morgan Stanley
2.75%, 05/19/22	2,555	2,656
NatWest Markets PLC
2.38%, 05/21/23 (b)	2,935	3,001
Nissan Master Owner Trust Receivables
0.61%, (1M USD LIBOR + 0.43%), 11/15/21 (a)	2,375	2,361
Nordea Bank AB
4.88%, 05/13/21 (b)	1,655	1,710
Panasonic Corporation
2.54%, 07/19/22 (b)	1,760	1,809
PNC Bank, National Association
2.45%, 07/28/22	2,140	2,217
2.95%, 01/30/23	1,465	1,539
Regions Bank
0.93%, (3M USD LIBOR + 0.50%), 08/13/21 (a)	985	985
3.37%, 08/13/21	3,510	3,519
Reinsurance Group of America, Incorporated
5.00%, 06/01/21	295	307
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,905	2,922
2.10%, 01/13/23 (d)	2,380	2,454
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	290	307
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (b)	446	464
3.55%, 04/15/24 (b)	860	877
Societe Generale
2.63%, 10/16/24 (b)	315	321
Standard Chartered PLC
2.74%, 09/10/22 (b)	1,780	1,803
2.29%, (3M USD LIBOR + 1.15%), 01/20/23 (a) (b)	2,200	2,190
3.89%, 03/15/24 (b)	370	388
STANDARD CHARTERED PLC
3.95%, 01/11/23 (b)	780	812
State Street Corporation
2.83%, 03/30/23 (b)	1,885	1,955
SunTrust Banks, Inc.
2.80%, 05/17/22	2,555	2,659
Swedbank AB
2.65%, 03/10/21 (b)	3,075	3,122
1.30%, 06/02/23 (b)	2,290	2,317
	Shares/Par[1]	Value ($)
Synchrony Financial
3.00%, 06/15/22	880	902
2.85%, 07/25/22	7,040	7,159
Syngenta Finance N.V.
3.93%, 04/23/21 (b)	1,375	1,384
The Charles Schwab Corporation
0.69%, (3M USD LIBOR + 0.32%), 05/21/21 (a)	2,350	2,352
4.20%, 03/24/25	2,365	2,712
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	1,990	2,152
2.10%, (3M USD LIBOR + 1.11%), 04/26/22 (a)	3,030	3,044
1.54%, (3M USD LIBOR + 0.78%), 10/31/22 (a)	735	734
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	2,280	2,458
The Toronto-Dominion Bank
1.23%, (3M USD LIBOR + 0.24%), 01/25/21 (a)	3,935	3,940
The Western Union Company
2.85%, 01/10/25 (f)	2,469	2,567
Trinity Acquisition PLC
3.50%, 09/15/21	1,525	1,562
Truist Bank
1.25%, 03/09/23	5,060	5,133
U.S. Bank National Association
1.31%, (3M USD LIBOR + 0.32%), 04/26/21 (a)	3,690	3,698
UBS AG
1.75%, 04/21/22 (b)	540	550
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (b)	5,035	5,133
UBS Group Funding (Switzerland) AG
1.58%, (3M USD LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,317
Volkswagen Group of America, Inc.
3.88%, 11/13/20 (b)	2,415	2,442
2.50%, 09/24/21 (b)	575	585
2.90%, 05/13/22 (b)	760	785
2.70%, 09/26/22 (b)	1,345	1,390
3.13%, 05/12/23 (b)	705	741
WEA Finance LLC
3.25%, 10/05/20 (b)	805	807
Wells Fargo & Company
3.50%, 03/08/22	1,490	1,566
1.65%, 06/02/24	1,850	1,878
2.19%, 04/30/26	1,780	1,839
Wells Fargo Bank, National Association
3.33%, 07/23/21	4,575	4,583
2.08%, 09/09/22	2,285	2,322
		341,519
Energy 6.2%
Aker BP ASA
3.00%, 01/15/25 (b)	1,880	1,825
BP Capital Markets America Inc.
2.94%, 04/06/23	2,075	2,196
Canadian Natural Resources Limited
2.05%, 07/15/25	2,760	2,765
Cenovus Energy Inc.
3.00%, 08/15/22	2,905	2,782
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	1,830	2,083
5.88%, 03/31/25	2,835	3,182
Diamondback Energy, Inc.
2.88%, 12/01/24	5,040	5,048
4.75%, 05/31/25	2,345	2,507
Energy Transfer LP
4.25%, 03/15/23	1,625	1,715
4.20%, 09/15/23	575	609
5.88%, 01/15/24	4,795	5,346
2.90%, 05/15/25	480	491
Eni S.p.A.
4.00%, 09/12/23 (b)	925	1,000
EOG Resources, Inc.
2.63%, 03/15/23	594	622
EQT Corporation
4.88%, 11/15/21	530	520
3.00%, 10/01/22 (e)	4,250	3,939

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

344

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Equinor ASA
2.88%, 04/06/25	3,880	4,186
Exxon Mobil Corporation
1.90%, 08/16/22	1,429	1,470
1.57%, 04/15/23 (d)	3,880	3,981
2.99%, 03/19/25	4,590	4,986
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	290	306
Kinder Morgan, Inc.
5.00%, 02/15/21 (b)	1,425	1,455
Marathon Oil Corporation
2.80%, 11/01/22	3,970	3,974
MPLX LP
1.21%, (3M USD LIBOR + 0.90%), 09/09/21 (a)	565	559
1.41%, (3M USD LIBOR + 1.10%), 09/09/22 (a)	1,755	1,726
Occidental Petroleum Corporation
2.60%, 08/13/21	2,095	2,039
Phillips 66
0.96%, (3M USD LIBOR + 0.60%), 02/26/21 (a)	1,700	1,697
Plains All American Pipeline, L.P.
5.00%, 02/01/21	1,155	1,164
Reliance Holding USA, Inc.
5.40%, 02/14/22 (c)	3,600	3,794
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	5,055	5,383
5.63%, 04/15/23	1,755	1,911
Saudi Arabian Oil Company
2.75%, 04/16/22 (b)	4,280	4,374
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	1,600	1,724
Shell International Finance B.V.
2.38%, 04/06/25	2,505	2,659
Suncor Energy Inc.
2.80%, 05/15/23	1,010	1,055
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	915	933
3.45%, 01/15/23	225	233
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,735
Valero Energy Corporation
2.70%, 04/15/23	1,880	1,951
Western Midstream Operating, LP
4.00%, 07/01/22	3,660	3,617
Williams Partners L.P.
3.35%, 08/15/22	1,005	1,043
4.30%, 03/04/24	635	691
		98,276
Health Care 5.4%
AbbVie Inc.
2.30%, 05/14/21	2,675	2,711
3.45%, 03/15/22 (b)	1,380	1,436
3.25%, 10/01/22 (b)	425	445
2.90%, 11/06/22	2,020	2,119
3.20%, 11/06/22	440	462
2.60%, 11/21/24 (b)	5,565	5,903
Baxalta Incorporated
3.60%, 06/23/22	680	709
Baxter International Inc.
3.75%, 10/01/25 (b)	1,925	2,194
Becton, Dickinson and Company
1.18%, (3M USD LIBOR + 0.88%), 12/29/20 (a)	814	814
2.89%, 06/06/22	5,932	6,139
3.36%, 06/06/24	2,500	2,693
3.73%, 12/15/24	500	551
Bristol-Myers Squibb Company
2.88%, 02/19/21 (b) (e)	2,905	2,951
2.60%, 05/16/22 (b)	1,075	1,116
3.55%, 08/15/22 (b)	1,580	1,678
2.75%, 02/15/23 (b)	1,579	1,662
3.25%, 02/20/23 (b)	480	513
3.63%, 05/15/24 (b)	425	468
2.90%, 07/26/24 (b)	2,235	2,417
Cardinal Health, Inc.
2.62%, 06/15/22	265	274
	Shares/Par[1]	Value ($)
3.20%, 03/15/23	1,770	1,868
3.08%, 06/15/24	1,445	1,538
3.50%, 11/15/24	2,425	2,626
Cigna Holding Company
4.13%, 09/15/20 (b)	2,150	2,166
0.95%, (3M USD LIBOR + 0.65%), 09/17/21 (a)	1,560	1,560
3.40%, 09/17/21	865	894
3.90%, 02/15/22 (b)	1,300	1,364
3.00%, 07/15/23 (b)	1,455	1,541
3.75%, 07/15/23	1,516	1,646
CVS Health Corporation
1.03%, (3M USD LIBOR + 0.72%), 03/09/21 (a)	1,650	1,656
3.35%, 03/09/21	1,702	1,736
3.70%, 03/09/23	5,405	5,805
2.63%, 08/15/24	785	838
EMD Finance LLC
2.95%, 03/19/22 (b)	1,005	1,037
Express Scripts Holding Company
2.33%, (3M USD LIBOR + 0.75%), 11/30/20 (a)	3,345	3,347
Humana Inc.
3.15%, 12/01/22	805	844
2.90%, 12/15/22	430	450
3.85%, 10/01/24	1,200	1,318
4.50%, 04/01/25	2,190	2,503
McKesson Corporation
3.65%, 11/30/20	3,440	3,483
Perrigo Finance Unlimited Company
3.50%, 03/15/21 - 12/15/21	2,690	2,726
3.90%, 12/15/24	3,740	3,971
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	3,335	3,478
Thermo Fisher Scientific Inc.
4.13%, 03/25/25	790	900
		86,550
Utilities 3.8%
American Electric Power Company, Inc.
3.65%, 12/01/21	450	469
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	1,645	1,664
CenterPoint Energy, Inc.
3.60%, 11/01/21	1,115	1,158
Dominion Energy, Inc.
2.58%, 07/01/20 (g)	6,085	6,085
Edison International
3.13%, 11/15/22	1,330	1,369
Enel Finance International N.V.
2.88%, 05/25/22 (b)	3,575	3,693
4.25%, 09/14/23 (b)	1,525	1,657
FirstEnergy Corp.
2.85%, 07/15/22 (f)	2,300	2,386
NextEra Energy Capital Holdings, Inc.
0.92%, (3M USD LIBOR + 0.55%), 08/28/21 (a)	3,035	3,035
NRG Energy, Inc.
3.75%, 06/15/24 (b)	1,420	1,503
Pacific Gas And Electric Company
1.75%, 06/16/22	5,615	5,624
PNM Resources, Inc.
3.25%, 03/09/21	2,375	2,412
San Diego Gas & Electric Company
1.91%, 02/01/22	457	461
Sempra Energy
2.85%, 11/15/20	8,385	8,437
1.72%, (3M USD LIBOR + 0.50%), 01/15/21 (a)	2,545	2,546
2.88%, 10/01/22	1,400	1,449
SinoSing Power Pte. Ltd.
2.25%, 02/20/25 (c)	4,100	4,171
The AES Corporation
3.30%, 07/15/25 (b)	1,640	1,684
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (b)	2,440	2,730
The Southern Company
2.35%, 07/01/21	875	890

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

345

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	6,170	6,382
		59,805
Consumer Discretionary 3.5%
AutoZone, Inc.
3.63%, 04/15/25	1,020	1,141
BMW US Capital, LLC
1.72%, (3M USD LIBOR + 0.41%), 04/12/21 (a) (b)	2,655	2,644
0.93%, (3M USD LIBOR + 0.50%), 08/13/21 (a) (b)	1,955	1,942
D.R. Horton, Inc.
2.55%, 12/01/20	1,270	1,275
Delta Air Lines, Inc.
2.60%, 12/04/20	690	675
General Motors Company
4.88%, 10/02/23	1,360	1,450
5.40%, 10/02/23	2,230	2,412
Hasbro, Inc.
2.60%, 11/19/22 (f)	1,790	1,838
3.00%, 11/19/24 (f)	2,400	2,503
Hyundai Capital America
2.45%, 06/15/21 (b)	1,690	1,700
3.95%, 02/01/22 (b)	1,110	1,143
3.00%, 06/20/22 (b)	2,480	2,527
2.85%, 11/01/22 (b)	1,039	1,056
2.38%, 02/10/23 (b)	3,600	3,634
JD.com, Inc.
3.13%, 04/29/21	5,535	5,594
McDonald's Corporation
3.35%, 04/01/23	1,675	1,795
3.30%, 07/01/25	650	722
1.45%, 09/01/25	1,145	1,172
Nissan Motor Acceptance Corporation
2.15%, 09/28/20 (b)	1,165	1,159
3.65%, 09/21/21 (b)	1,340	1,340
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,035	1,082
Picasso Finance Sub, Inc.
2.25%, 06/16/25 (c)	2,762	2,776
QVC, Inc.
5.13%, 07/02/22	2,685	2,703
4.38%, 03/15/23	1,360	1,361
Ralph Lauren Corporation
1.70%, 06/15/22	450	458
Ross Stores, Inc.
4.60%, 04/15/25	4,860	5,584
The TJX Companies, Inc.
3.50%, 04/15/25	3,245	3,610
Walgreen Co.
3.10%, 09/15/22	820	859
		56,155
Information Technology 3.5%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,752
Analog Devices, Inc.
2.95%, 04/01/25	620	671
Apple Inc.
2.40%, 05/03/23	2,380	2,517
Avnet, Inc.
3.75%, 12/01/21 (f)	1,643	1,686
Equifax Inc.
2.30%, 06/01/21	2,500	2,535
1.26%, (3M USD LIBOR + 0.87%), 08/15/21 (a)	1,440	1,439
3.60%, 08/15/21	1,350	1,388
3.95%, 06/15/23	440	476
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,541
Global Payments Inc.
2.65%, 02/15/25	1,800	1,910
International Business Machines Corporation
2.50%, 01/27/22	1,640	1,693
2.85%, 05/13/22	1,995	2,087
2.88%, 11/09/22	323	340
	Shares/Par[1]	Value ($)
Jabil Inc.
5.63%, 12/15/20	1,280	1,307
Microchip Technology Incorporated
3.92%, 06/01/21	4,440	4,525
2.67%, 09/01/23 (b)	2,205	2,269
Micron Technology, Inc.
2.50%, 04/24/23	5,445	5,656
4.64%, 02/06/24	680	748
NXP B.V.
4.13%, 06/01/21 (b)	1,575	1,617
3.88%, 09/01/22 (b)	1,410	1,485
4.63%, 06/01/23 (b)	2,395	2,628
2.70%, 05/01/25 (b)	405	425
Oracle Corporation
2.50%, 04/01/25	5,485	5,897
Paypal Holdings, Inc.
1.35%, 06/01/23	3,190	3,253
Texas Instruments Incorporated
1.38%, 03/12/25	1,040	1,067
The Western Union Company
3.60%, 03/15/22 (f)	1,465	1,520
		55,432
Industrials 2.7%
Air Lease Corporation
2.50%, 03/01/21	685	685
3.50%, 01/15/22	1,320	1,327
2.25%, 01/15/23	1,680	1,647
Carrier Global Corporation
2.24%, 02/15/25 (b)	3,470	3,553
Caterpillar Financial Services Corporation
0.60%, (3M USD LIBOR + 0.28%), 09/07/21 (a)	1,425	1,425
Deere & Company
2.75%, 04/15/25	830	906
FedEx Corporation
3.40%, 01/14/22	775	806
3.80%, 05/15/25	1,675	1,861
General Dynamics Corporation
2.25%, 11/15/22	3,595	3,734
General Electric Capital Corporation
3.15%, 09/07/22	1,120	1,171
3.45%, 05/15/24	1,065	1,127
Honeywell International Inc.
1.35%, 06/01/25	1,935	1,985
HPHT Finance (17) Limited
2.75%, 09/11/22 (c)	2,395	2,437
Otis Worldwide Corporation
2.06%, 04/05/25 (b)	2,010	2,105
Park Aerospace Holdings Limited
5.25%, 08/15/22 (b)	1,985	1,860
4.50%, 03/15/23 (b)	965	881
Penske Truck Leasing Co., L.P.
3.30%, 04/01/21 (b)	2,678	2,715
3.65%, 07/29/21 (b)	585	599
3.38%, 02/01/22 (b)	1,695	1,737
Republic Services, Inc.
2.50%, 08/15/24	1,975	2,101
Roper Technologies, Inc.
3.13%, 11/15/22	3,505	3,674
3.65%, 09/15/23	700	761
Shanghai Electric Group Company Limited
2.65%, 11/21/24 (c)	4,130	4,257
		43,354
Communication Services 2.4%
Axiata SPV2 Berhad
3.47%, 11/19/20 (c)	1,745	1,756
Baidu, Inc.
3.50%, 11/28/22	1,820	1,903
Booking Holdings Inc.
4.10%, 04/13/25	1,760	1,976
Charter Communications Operating, LLC
4.46%, 07/23/22	7,430	7,920
4.91%, 07/23/25	4,240	4,856
Comcast Corporation
3.70%, 04/15/24	2,415	2,673

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

346

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
3.10%, 04/01/25	620	680
Cox Communications, Inc.
3.15%, 08/15/24 (b)	1,150	1,238
Crown Communication Inc.
3.72%, 07/15/23	220	232
Expedia Group, Inc.
5.95%, 08/15/20	785	787
Fox Corporation
3.67%, 01/25/22	2,905	3,040
4.03%, 01/25/24	785	869
3.05%, 04/07/25	390	421
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,469
Sky Limited
3.75%, 09/16/24 (b)	780	868
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	700	705
T-Mobile USA, Inc.
3.50%, 04/15/25 (b)	2,130	2,323
Verizon Communications Inc.
5.15%, 09/15/23	1,435	1,634
3.38%, 02/15/25	1,005	1,114
Vodafone Group Public Limited Company
3.75%, 01/16/24	1,700	1,859
WPP Finance 2010
3.63%, 09/07/22 (f)	635	660
		38,983
Consumer Staples 1.9%
Altria Group, Inc.
3.49%, 02/14/22	1,300	1,357
3.80%, 02/14/24	3,320	3,633
Archer-Daniels-Midland Company
2.75%, 03/27/25	1,010	1,097
BAT Capital Corp.
2.76%, 08/15/22	7,130	7,382
Cargill, Incorporated
1.38%, 07/23/23 (b)	1,320	1,341
China Mengniu Dairy Company Limited
1.88%, 06/17/25 (c)	3,803	3,785
Diageo Capital PLC
1.38%, 09/29/25	1,345	1,367
General Mills, Inc.
1.72%, (3M USD LIBOR + 0.54%), 04/16/21 (a)	2,480	2,485
Keurig Dr Pepper Inc.
3.55%, 05/25/21	2,485	2,554
Pernod Ricard
4.45%, 01/15/22 (b)	2,820	2,978
Philip Morris International Inc.
1.13%, 05/01/23	965	981
Reynolds American Inc.
4.00%, 06/12/22	965	1,020
		29,980
Real Estate 1.2%
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	461
3.25%, 09/15/23	2,645	2,705
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,805
2.25%, 09/01/21	4,185	4,256
4.88%, 04/15/22	402	430
5.25%, 01/15/23	1,170	1,300
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,363
Simon Property Group, L.P.
2.63%, 06/15/22 (e)	2,225	2,284
3.38%, 10/01/24	2,360	2,533
Ventas Realty, Limited Partnership
3.25%, 08/15/22	720	737
3.10%, 01/15/23	460	471
		19,345
Materials 1.1%
Anglo American Capital PLC
3.75%, 04/10/22 (b)	726	748
4.13%, 09/27/22 (b)	1,255	1,310
	Shares/Par[1]	Value ($)
CNAC (HK) Finbridge Company Limited
3.00%, 07/19/20	1,945	1,946
4.13%, 03/14/21 (c)	1,840	1,865
International Flavors & Fragrances Inc.
3.40%, 09/25/20	980	986
Legacy Vulcan Corp.
1.00%, (3M USD LIBOR + 0.65%), 03/01/21 (a)	3,900	3,881
LyondellBasell Industries N.V.
6.00%, 11/15/21	2,895	3,056
Nucor Corporation
2.00%, 06/01/25	695	720
POSCO
2.38%, 01/17/23 (b)	3,435	3,494
		18,006
Total Corporate Bonds And Notes (cost $827,158)		847,405
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.3%
280 Park Avenue Mortgage Trust
Series 2017-A-280P, REMIC, 1.06%, (1M USD LIBOR + 0.88%), 09/15/34 (a) (g)	1,665	1,639
Allegro CLO III Ltd
Series 2015-AR-IA, 1.83%, (3M USD LIBOR + 0.84%), 07/26/27 (a) (b)	1,028	1,022
Ally Auto Receivables Trust
Series 2017-C-2, 2.46%, 09/15/22	395	393
Series 2017-D-2, 2.93%, 11/15/23	550	548
Ally Master Owner Trust
Series 2018-A-2, 3.29%, 05/15/21	4,225	4,313
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,631	1,126
American Express Credit Account Master Trust
Series 2019-B-3, 2.20%, 09/15/22	1,540	1,523
Series 2017-B-7, 2.54%, 10/17/22	980	985
AmeriCredit Automobile Receivables Trust
Series 2016-D-3, 2.71%, 08/08/20	2,130	2,154
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,628
Series 2016-D-4, 2.74%, 12/08/22	3,900	3,956
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,222
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,346
Series 2017-B-3, 2.24%, 06/19/23	1,040	1,043
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,128
Series 2020-C-1, 1.59%, 10/18/25	1,350	1,283
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,207
Angel Oak Mortgage Trust
Series 2020-A1-3, 1.69%, 04/25/65 (a) (h)	3,835	3,835
Angel Oak Mortgage Trust I, LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (a)	1,649	1,685
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (a)	1,420	1,433
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24	1,590	1,383
ARI Fleet Lease Trust
Series 2017-A2-A, 1.91%, 04/15/26	3	3
Series 2018-A2-A, 2.55%, 10/15/26	468	467
Ascentium Equipment Receivables Trust
Series 2017-A3-1A, 2.29%, 06/10/21	207	207
Austin Fairmont Hotel Trust
Series 2019-A-FAIR, REMIC, 1.23%, (1M USD LIBOR + 1.05%), 09/15/21 (a)	1,190	1,130
Avis Budget Rental Car Funding (AESOP) LLC
Series 2015-A-1A, 2.50%, 07/20/20	275	275
Series 2015-A-2A, 2.63%, 12/20/20	2,205	2,206
Series 2016-A-1A, 2.99%, 06/20/21	2,200	2,151
Series 2017-B-1A, 3.41%, 09/20/22	1,400	1,288
Series 2017-A-2A, 2.97%, 03/20/23	2,130	2,130
Series 2017-B-2A, 3.33%, 03/20/23	2,130	2,076
Series 2018-C-2A, 4.95%, 03/20/24	800	760
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,691
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,128
Series 2020-A-1A, 2.33%, 08/20/25	990	947
Series 2019-B-1A, REMIC, 3.70%, 03/20/22	625	575
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 1.04%, (1M USD LIBOR + 0.85%), 09/15/20 (a)	2,400	2,280
Bank 2019-BNK19
Series 2019-A1-BN19, REMIC, 2.26%, 08/16/24	1,054	1,073

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

347

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, 3.50%, 01/28/58 (a)	2,712	2,741
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 07/28/57 (a)	2,314	2,384
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (a)	822	838
BlueMountain CLO Ltd
Series 2015-A1R-2A, 2.07%, (3M USD LIBOR + 0.93%), 07/19/27 (a) (b)	3,746	3,690
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	774	785
BX Commercial Mortgage Trust
Series 2019-B-XL, REMIC, 1.27%, (1M USD LIBOR + 1.08%), 10/15/21 (a)	1,576	1,553
Series 2020-C-BXLP, REMIC, 1.30%, (1M USD LIBOR + 1.12%), 12/15/21 (a)	1,455	1,415
Series 2020-D-BXLP, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 12/15/21 (a)	1,395	1,342
BX Trust
Series 2018-A-GW, 0.98%, (1M USD LIBOR + 0.80%), 05/15/37 (a)	4,875	4,607
Capital Auto Receivables Asset Trust
Series 2018-B-2, 3.48%, 12/21/20	885	874
Series 2018-C-2, 3.69%, 02/22/21	1,130	1,158
Series 2018-C-1, 3.36%, 06/20/21	2,280	2,255
Series 2018-D-1, 3.70%, 06/20/21	2,235	2,217
Series 2017-B-1, 2.43%, 05/20/22	385	379
Series 2018-B-1, 3.09%, 08/22/22	1,485	1,517
Series 2017-C-1, 2.70%, 09/20/22	620	612
Carlyle Global Market Strategies CLO Ltd
Series 2015-A1R-3A, 1.89%, (3M USD LIBOR + 1.00%), 07/28/28 (a)	3,805	3,754
CarMax Auto Owner Trust
Series 2017-D-1, 3.43%, 01/15/21	3,625	3,673
Series 2017-C-4, 2.70%, 10/15/21	530	527
Series 2019-B-2, 3.01%, 04/17/23	3,540	3,559
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,861
Series 2020-C-1, 2.34%, 11/17/25	785	795
CGDB Commercial Mortgage Trust
Series 2019-D-MOB, REMIC, 1.83%, (1M USD LIBOR + 1.65%), 11/15/21 (a)	3,115	2,927
CIFC Funding I, Ltd
Series 2020-A1-1A, 0.00%, (3M USD LIBOR + 1.70%), 07/15/32 (a)	2,905	2,905
CNH Equipment Trust
Series 2016-A3-C, 1.44%, 12/15/21	66	66
Series 2018-B-A, 3.47%, 04/15/22	970	986
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,167
Cole Park CLO Ltd
Series 2015-AR-1A, 2.19%, (3M USD LIBOR + 1.05%), 10/20/28 (a)	3,985	3,940
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49	941	960
Series 2019-A1-3, 2.76%, 08/25/49 (a)	2,233	2,263
Series 2020-A1-3, 1.51%, 04/25/65	1,060	1,053
Series 2018-A1-2, REMIC, 3.47%, 07/27/48 (a)	1,031	1,047
Series 2018-A2-2, REMIC, 3.54%, 07/27/48 (a)	501	506
Series 2018-A1-4, REMIC, 4.01%, 12/28/48	812	837
COMM Mortgage Trust
Series 2020-D-CBM, 3.63%, 02/12/25	980	878
Series 2016-A1-CR28, REMIC, 1.77%, 10/13/20	86	86
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/20	4,595	4,609
Series 2013-A1-300P, REMIC, 4.35%, 08/10/23	1,195	1,281
Series 2014-B-CR15, REMIC, 4.84%, 01/12/24 (a)	1,930	2,067
Series 2014-D-CR19, REMIC, 4.89%, 08/12/24 (a)	760	450
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, 1.61%, (1M USD LIBOR + 1.43%), 05/15/21 (a)	2,680	2,553
Series 2019-D-ICE4, 1.78%, (1M USD LIBOR + 1.60%), 05/15/21 (a)	1,965	1,904
CSAIL Commercial Mortgage Trust
Series 2019-A1-C16, REMIC, 2.36%, 06/17/24	1,300	1,333
Daimler Trucks Retail Trust
Series 2018-A4-1, 3.03%, 11/15/24	3,745	3,771
	Shares/Par[1]	Value ($)
Series 2020-A4-1, 1.37%, 06/15/27	3,720	3,741
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (a)	540	545
Series 2018-A1-2A, 3.48%, 06/25/22 (a)	1,099	1,117
Series 2018-A3-3A, 3.96%, 10/25/22	107	107
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (a)	522	527
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a)	45	45
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a)	43	42
Series 2019-A1-1A, REMIC, 3.74%, 03/25/23	1,618	1,647
Series 2019-A3-2A, REMIC, 3.76%, 05/25/23	1,080	1,078
Series 2019-M1-2A, REMIC, 3.92%, 05/25/23	1,005	990
Series 2019-A1-3A, REMIC, 2.96%, 08/25/23	1,073	1,089
Series 2020-A1-2, REMIC, 1.69%, 12/25/23 (a)	2,250	2,251
Series 2017-A3-1A, REMIC, 3.49%, 10/27/25 (a)	110	110
Drive Auto Receivables Trust
Series 2020-C-1, 2.36%, 03/15/26	1,590	1,600
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27	151	152
Series 2017-A-A, 2.69%, 03/25/30	468	466
Series 2019-A-A, 2.61%, 01/25/34	1,632	1,613
Ellington Financial Mortgage Trust
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (a)	780	784
Enterprise Fleet Financing, LLC
Series 2017-A2-3, 2.13%, 08/20/20	458	459
Series 2018-A2-1, 2.87%, 02/20/21 (b)	562	563
Series 2018-A2-2, 3.14%, 06/20/21	1,001	1,012
Series 2019-A2-1, 2.98%, 02/22/22	1,056	1,068
Series 2019-A2-3, 2.06%, 02/20/23	1,745	1,770
Flagstar Mortgage Trust
Series 2020-A11-1INV, REMIC, 1.02%, (1M USD LIBOR + 0.85%), 08/25/41 (a)	1,352	1,346
FWDSecuritization Trust
Series 2020-A1-INV1, 2.24%, 01/25/50	3,053	3,107
Galton Funding Mortgage Trust
Series 2019-A32-1, 4.00%, 12/25/32	847	853
Series 2018-A33-1, 3.50%, 02/25/33 (a)	1,011	1,034
Series 2019-M1-H1, 3.34%, 10/25/59	805	761
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24	1,242	1,242
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24	1,170	1,050
GM Financial Automobile Leasing Trust
Series 2018-C-1, 3.11%, 12/20/21	985	980
Series 2018-C-2, 3.50%, 04/20/22	1,110	1,110
Series 2018-D-1, 3.37%, 10/20/22	2,450	2,458
GM Financial Consumer Automobile Receivables Trust
Series 2017-C-3A, 2.52%, 03/16/23	635	633
Series 2020-A3-2, 1.49%, 12/16/24	700	714
GMF Floorplan Owner Revolving Trust
Series 2017-C-2, 2.63%, 07/15/20	970	969
Series 2019-A-1, 2.70%, 04/15/22	1,865	1,846
Golub Capital Partners Clo 39b Ltd
Series 2018-A1-39A, 2.29%, (3M USD LIBOR + 1.15%), 10/20/28 (a)	2,180	2,144
Great Wolf Trust
Series 2019-A-WOLF, REMIC, 1.22%, (1M USD LIBOR + 1.03%), 12/15/21 (a) (g)	3,959	3,795
Series 2019-C-WOLF, REMIC, 1.82%, (1M USD LIBOR + 1.63%), 12/15/21 (a)	1,190	1,104
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	356	356
GS Mortgage Securities Corp Trust
Series 2019-A-SOHO, REMIC, 1.08%, (1M USD LIBOR + 0.90%), 06/15/21 (a) (g)	3,300	3,218
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 02/12/21	91	91
Series 2014-2A1-EB1A, REMIC, 2.45%, 05/25/21 (a)	139	138
Halcyon Loan Advisors Funding Ltd
Series 2014-B1-3A, 2.80%, (3M USD LIBOR + 1.70%), 10/22/25 (a)	1,960	1,939
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	2,160	2,195
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	249	247
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26	240	240

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

348

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2020-A-AA, 2.74%, 02/25/39	1,275	1,286
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (a)	2,250	2,293
Series 2019-A3-1, 3.61%, 01/25/59 (a)	1,434	1,423
Series 2019-A1-3, 2.68%, 11/25/59	1,999	2,015
Series 2018-A1-1, REMIC, 3.77%, 06/25/48	1,136	1,163
Series 2018-A2-1, REMIC, 3.90%, 06/25/48	909	923
Hyundai Auto Receivables Trust
Series 2017-B-A, 2.38%, 04/17/23	875	887
Series 2020-A3-A, 1.41%, 11/15/24	1,535	1,564
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,638
J.P. Morgan Mortgage Trust
Series 2020-A11-INV1, 1.01%, (1M USD LIBOR + 0.83%), 03/25/43 (a)	831	826
Series 2020-A15-INV1, 3.50%, 03/25/43 (a)	1,359	1,400
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-B-BKWD, 1.53%, (1M USD LIBOR + 1.35%), 09/15/22 (a)	3,760	3,581
Series 2019-C-BKWD, 1.78%, (1M USD LIBOR + 1.60%), 09/15/22 (a)	1,195	1,120
Kubota Credit Owner Trust
Series 2020-A3-1A, 1.96%, 03/15/24	1,410	1,414
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 2.30%, (3M USD LIBOR + 1.19%), 10/21/30 (a)	3,635	3,578
Magnetite XVI, Limited
Series 2015-AR-16A, 1.94%, (3M USD LIBOR + 0.80%), 01/18/28 (a)	5,087	5,019
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (a)	1,050	1,089
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23	251	253
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (a)	1,277	1,304
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-A1-C30, REMIC, 1.39%, 07/16/21	296	297
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	762
Series 2014-B-C15, REMIC, 4.57%, 03/15/24	255	264
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24	955	1,025
Morgan Stanley Capital I Trust
Series 2019-D-MEAD, 3.28%, 11/13/24	2,330	2,029
Series 2015-A1-MS1, REMIC, 1.64%, 07/17/20	57	57
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24	304	304
Series 2013-A-1A, 2.15%, 04/22/30	76	76
Series 2013-B-1A, 2.74%, 04/22/30	770	770
Series 2015-A-1A, 2.52%, 12/20/32	727	729
Series 2015-B-1A, 2.96%, 12/20/32	499	496
Series 2017-A-1A, 2.42%, 12/20/34	251	247
Series 2017-B-1A, 2.75%, 12/20/34	85	82
Series 2017-C-1A, 2.99%, 12/20/34	232	218
Navient Funding, LLC
Series 2007-A4-7, 1.32%, (3M USD LIBOR + 0.33%), 01/25/22 (a)	1,052	992
Navient Private Education Refi Loan Trust
Series 2019-A1-CA, 2.82%, 07/15/23	1,445	1,428
Series 2019-A2A-A, 3.42%, 04/17/28	3,195	3,266
Series 2019-A-GA, 2.40%, 05/15/28	3,065	3,118
Series 2019-A2A-EA, 2.64%, 09/15/28	2,970	3,044
Series 2020-A-DA, 1.69%, 05/15/69	2,515	2,513
Series 2019-A1-EA, REMIC, 2.39%, 06/15/22	590	589
Series 2020-A2A-CA, REMIC, 2.15%, 03/15/29	5,155	5,127
Series 2020-A2A-A, REMIC, 2.46%, 11/15/68	1,550	1,579
Nelnet, Inc.
Series 2005-A4-4, 0.49%, (3M USD LIBOR + 0.18%), 03/22/32 (a)	1,718	1,573
Neuberger Berman CLO XIX Ltd
Series 2015-A1R2-19A, 2.02%, (3M USD LIBOR + 0.80%), 07/15/27 (a) (b)	3,745	3,706
Neuberger Berman CLO XVI-S Ltd
Series 2017-A-16SA, 2.07%, (3M USD LIBOR + 0.85%), 01/18/28 (a) (b)	2,290	2,269
New Orleans Hotel Trust
Series 2019-B-HNLA, REMIC, 1.47%, (1M USD LIBOR + 1.29%), 04/15/21 (a)	4,180	3,855
	Shares/Par[1]	Value ($)
New Residential Mortgage Loan Trust
Series 2018-A1-NQM1, 3.99%, 11/25/48	2,198	2,266
Series 2019-A1-NQM3, 2.80%, 07/25/49 (a)	2,339	2,356
Series 2019-A3-NQM3, 3.09%, 07/25/49 (a)	927	926
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25 (i)	2,970	2,970
Series 2018-A3-NQM1, REMIC, 4.14%, 11/25/48	1,126	1,154
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59	2,363	2,374
Nissan Auto Receivables Owner Trust
Series 2020-A3-A, 1.38%, 09/15/23	1,835	1,867
Nissan Master Owner Trust Receivables
Series 2019-A-A, 0.74%, (1M USD LIBOR + 0.56%), 02/15/22 (a)	2,860	2,843
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 1.08%, (1M USD LIBOR + 0.90%), 07/25/23 (a)	1,175	1,174
Series 2019-2A2-EXP2, REMIC, 1.38%, (1M USD LIBOR + 1.20%), 07/25/24 (a)	2,179	2,189
Series 2019-2A1-EXP3, REMIC, 1.13%, (1M USD LIBOR + 0.95%), 09/25/59 (a)	2,535	2,531
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (a)	1,890	1,924
Series 2020-2A2-EXP1, REMIC, 1.13%, (1M USD LIBOR + 0.95%), 01/26/60 (a)	1,847	1,847
OCP CLO Ltd
Series 2015-A1R-10A, 1.81%, (3M USD LIBOR + 0.82%), 10/26/27 (a) (b)	2,678	2,656
Series 2014-A1RR-7A, 2.26%, (3M USD LIBOR + 1.12%), 07/20/29 (a)	6,010	5,896
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 2.30%, (3M USD LIBOR + 1.17%), 10/17/29 (a)	2,503	2,461
RETL
Series 2019-A-RVP, REMIC, 1.33%, (1M USD LIBOR + 1.15%), 03/15/21 (a)	612	579
Santander Drive Auto Receivables Trust
Series 2018-B-4, 3.27%, 01/15/21	614	616
Series 2016-D-3, 2.80%, 07/15/21	1,400	1,411
Series 2019-B-2, 2.79%, 10/15/21	1,395	1,412
Series 2018-C-1, 2.96%, 02/15/22	528	531
Series 2016-D-1, 4.02%, 04/15/22	905	903
Series 2017-C-1, 2.58%, 05/16/22	7	7
Series 2019-C-1, 3.42%, 11/15/22	1,985	1,990
Series 2019-D-2, 3.22%, 07/15/25	545	559
Series 2019-B-3, REMIC, 2.28%, 10/15/21	2,050	2,025
Santander Retail Auto Lease Trust
Series 2019-B-C, 2.17%, 09/20/22	1,015	1,017
Series 2019-C-C, 2.39%, 11/21/22	1,700	1,703
Series 2017-C-A, 2.96%, 11/21/22	820	817
Series 2019-A3-C, 1.86%, 02/21/23	3,860	3,931
Series 2019-D-C, 2.88%, 06/20/24	1,525	1,460
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	1,885	1,892
Series 2019-B-A, REMIC, 3.01%, 01/20/22	1,710	1,687
Series 2020-D-A, REMIC, 2.52%, 11/20/24	1,335	1,305
SBA Towers, LLC
Series 2015-C-1, 3.16%, 10/15/20	855	856
Series 2017-C-1, 3.17%, 04/15/22 (b)	2,525	2,581
Series 2018-C-1, 3.45%, 03/15/23 (b)	2,110	2,185
Series 2019-1C-1, 2.84%, 01/15/25	2,020	2,019
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25	476	492
Sequoia Mortgage Trust
Series 2018-A2-CH4, 4.00%, 09/25/34	732	744
Series 2018-A19-CH4, 4.50%, 09/25/34	477	490
Series 2018-A11-CH1, REMIC, 3.50%, 08/25/23 (a)	1,287	1,301
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35	1,115	1,149
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (a)	2,227	2,289
SG Residential Mortgage Trust
Series 2019-A2-3, REMIC, 2.88%, 09/25/59	1,745	1,742
Sierra Timeshare Receivables Funding LLC
Series 2015-A-3A, 2.58%, 06/20/23	107	106
Series 2017-A-1A, 2.91%, 07/20/24	179	178
Series 2016-A-1A, 3.08%, 03/21/33	321	320
Series 2016-A-2A, 2.33%, 07/20/33	209	207

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

349

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2019-A-1A, 3.20%, 01/20/36	748	761
Series 2019-A-2A, 2.59%, 05/20/36	2,501	2,482
SLIDE
Series 2018-D-FUN, 2.03%, (1M USD LIBOR + 1.85%), 06/15/21 (a)	1,854	1,650
SLM Student Loan Trust
Series 2008-A-9, 2.49%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	447	438
Series 2008-A4-5, 2.69%, (3M USD LIBOR + 1.70%), 07/25/23 (a)	612	602
Series 2010-A-1, 0.58%, (1M USD LIBOR + 0.40%), 03/25/25 (a)	2,349	2,153
SMB Private Education Loan Trust
Series 2015-A2B-A, 1.18%, (1M USD LIBOR + 1.00%), 04/15/23 (a)	522	507
Series 2018-A2B-B, 0.90%, (1M USD LIBOR + 0.72%), 03/15/28 (a) (b)	4,533	4,382
Series 2014-A3-A, 1.68%, (1M USD LIBOR + 1.50%), 04/15/32 (a) (b)	3,430	3,443
Series 2016-A2B-C, 1.28%, (1M USD LIBOR + 1.10%), 09/15/34 (a)	2,338	2,315
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49	1,100	1,114
Starwood Mortgage Residential Trust
Series 2019-A1-INV1, 2.61%, 09/25/49	312	316
Series 2019-A3-INV1, 2.92%, 09/25/49	777	762
Series 2019-A1-1, REMIC, 2.94%, 06/25/49	1,752	1,790
Series 2019-A3-1, REMIC, 3.30%, 06/25/49	1,245	1,233
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (a)	865	854
Synchrony Card Issuance Trust
Series 2018-A-A1, 3.38%, 09/15/21	3,855	3,969
Synchrony Credit Card Master Note Trust
Series 2018-C-1, 3.36%, 03/15/21	1,525	1,520
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,804
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 12/25/24 (a)	3,658	3,838
Series 2018-A1A-5, 3.25%, 02/25/25	3,403	3,533
Series 2015-A1B-4, REMIC, 2.75%, 05/25/22 (a)	657	663
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a)	705	711
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (a)	430	436
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (a)	664	682
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (a)	426	436
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (a)	920	938
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (a)	1,510	1,543
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (a)	4,042	4,147
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (a)	623	641
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (a)	2,066	2,110
United Airlines Pass Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	845	606
Verizon Owner Trust
Series 2017-C-1A, 2.65%, 09/20/21	840	840
Series 2018-C-A, 3.55%, 12/20/21	3,670	3,620
Series 2017-C-3A, 2.53%, 04/20/22	2,135	2,045
Series 2018-C-1A, 3.20%, 09/20/22	2,340	2,409
Verus Securitization Trust
Series 2019-A1-INV1, 3.40%, 12/25/58 (a)	970	993
Series 2019-M1-INV1, 4.03%, 12/25/58 (a)	495	490
Series 2019-A3-4, 3.00%, 10/25/59 (g)	2,007	2,003
Series 2018-A2-2, REMIC, 3.78%, 07/25/58	394	396
Series 2018-A3-2, REMIC, 3.83%, 07/25/58	248	248
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (a) (g)	1,733	1,766
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (g)	3,262	3,323
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (g)	1,951	1,962
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59	1,436	1,412
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60	464	464
Series 2020-A1-2, REMIC, 2.23%, 04/25/60	4,889	4,894
Vista Point Securitization Trust
Series 2020-A1-1, REMIC, 2.08%, 03/25/65 (a) (i)	1,285	1,285
Volkswagen Auto Loan Enhanced Trust
Series 2020-A4-1, 1.26%, 08/20/26	1,090	1,090
	Shares/Par[1]	Value ($)
Volvo Financial Equipment Master Owner Trust
Series 2017-A-A, 0.68%, (1M USD LIBOR + 0.50%), 11/16/20 (a)	620	618
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	1,100	1,100
WFRBS Commercial Mortgage Trust
Series 2012-B-C6, REMIC, 4.70%, 03/17/22	1,975	2,010
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	882
World Omni Automobile Lease Securitization Trust
Series 2018-B-A, REMIC, 3.06%, 05/15/23	665	667
Total Non-U.S. Government Agency Asset-Backed Securities (cost $438,731)		435,735
GOVERNMENT AND AGENCY OBLIGATIONS 18.2%
U.S. Treasury Note 11.8%
Treasury, United States Department of
1.13%, 02/28/22	7,580	7,701
2.38%, 03/15/22 (j)	17,850	18,519
2.25%, 04/15/22	19,025	19,732
0.13%, 04/30/22 - 05/15/23	35,450	35,421
2.13%, 05/15/22	16,780	17,394
1.75%, 06/15/22 - 07/15/22	86,040	88,723
		187,490
Mortgage-Backed Securities 4.3%
Federal Home Loan Mortgage Corporation
4.05%, (1Y USD LIBOR + 1.75%), 09/01/33 (a)	7	7
4.28%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.20%), 09/01/33 (a)	23	24
6.00%, 09/01/34 - 01/01/38	640	757
4.00%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 10/01/34 (a)	15	16
3.00%, 11/01/34	414	444
3.87%, (1Y USD LIBOR + 1.89%), 11/01/34 (a)	9	9
4.01%, (1Y USD LIBOR + 1.90%), 11/01/34 (a)	7	7
4.01%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 11/01/34 (a)	21	22
4.10%, (1Y USD LIBOR + 1.90%), 11/01/34 (a)	2	2
3.68%, (1Y USD LIBOR + 1.68%), 01/01/35 - 02/01/35 (a)	17	18
3.62%, (1Y USD LIBOR + 1.63%), 02/01/35 (a)	16	17
3.74%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 02/01/35 (a)	15	16
3.78%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 02/01/35 (a)	19	20
3.90%, (1Y USD LIBOR + 1.90%), 02/01/35 (a)	14	15
3.49%, (1Y USD LIBOR + 1.75%), 06/01/35 (a)	136	142
4.37%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.37%), 09/01/35 (a)	300	314
3.92%, (1Y USD LIBOR + 1.71%), 10/01/35 (a)	41	43
3.85%, (1Y USD LIBOR + 1.73%), 11/01/35 (a)	46	49
3.62%, (1Y USD LIBOR + 1.62%), 02/01/35 - 03/01/36 (a)	81	85
7.50%, 06/01/38	392	458
7.00%, 03/01/39	391	459
5.00%, 12/01/23 - 12/01/41	957	1,074
4.50%, 03/01/49	1,123	1,207
4.00%, 12/01/49	1,240	1,337
Federal National Mortgage Association, Inc.
4.50%, 12/01/20 - 12/01/48	12,367	13,444
3.00%, 09/01/28 - 11/25/47	7,230	7,695
6.50%, 07/01/32 - 12/01/32	295	341
3.53%, (1Y USD LIBOR + 1.62%), 03/01/33 (a)	1	1
3.03%, (6M USD LIBOR + 1.41%), 06/01/33 (a)	9	9
3.23%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 06/01/33 (a)	112	117
3.51%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.21%), 07/01/33 (a)	7	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

350

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
3.98%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 12/01/33 (a)	77	80
3.98%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.31%), 04/01/34 (a)	2	2
3.61%, (1Y USD LIBOR + 1.58%), 10/01/34 (a)	4	4
3.22%, (1Y USD LIBOR + 1.34%), 11/01/34 (a)	2	2
3.72%, (1Y USD LIBOR + 1.67%), 11/01/34 (a)	22	22
4.32%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 11/01/34 (a)	118	124
3.70%, (1Y USD LIBOR + 1.68%), 12/01/34 (a)	12	13
3.51%, (1Y USD LIBOR + 1.51%), 01/01/35 (a)	13	14
3.55%, (1Y USD LIBOR + 1.55%), 01/01/35 (a)	21	22
3.62%, (1Y USD LIBOR + 1.62%), 01/01/35 (a)	16	17
3.67%, (1Y USD LIBOR + 1.63%), 01/01/35 (a)	4	4
3.63%, (1Y USD LIBOR + 1.63%), 02/01/35 (a)	10	10
3.85%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.19%), 02/01/35 (a)	24	25
3.37%, (1Y USD LIBOR + 1.37%), 03/01/35 (a)	10	11
3.39%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.82%), 04/01/35 (a)	125	131
3.74%, (1Y USD LIBOR + 1.99%), 04/01/35 (a)	139	146
3.81%, (1Y USD LIBOR + 1.81%), 04/01/35 (a)	32	34
6.00%, 03/01/34 - 02/01/49	4,398	5,214
2.87%, (1Y USD LIBOR + 1.43%), 05/01/35 (a)	98	102
3.29%, (1Y USD LIBOR + 1.40%), 05/01/35 (a)	33	34
3.50%, (1Y USD LIBOR + 1.62%), 05/01/35 (a)	15	16
3.21%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.30%), 06/01/35 (a)	113	118
4.44%, (1Y USD LIBOR + 1.69%), 06/01/35 (a)	94	98
3.05%, (1Y USD LIBOR + 1.84%), 07/01/35 (a)	67	70
2.94%, (1Y USD LIBOR + 1.60%), 08/01/35 (a)	96	100
3.25%, (6M USD LIBOR + 1.37%), 08/01/35 (a)	242	249
3.67%, (1Y USD LIBOR + 1.48%), 11/01/35 (a)	146	152
3.81%, (1Y USD LIBOR + 1.69%), 11/01/35 (a)	82	86
3.55%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.05%), 02/01/36 (a)	133	140
3.73%, (1Y USD LIBOR + 1.69%), 02/01/36 (a)	125	131
3.64%, (1Y USD LIBOR + 1.64%), 03/01/36 (a)	71	74
3.74%, (1Y USD LIBOR + 1.74%), 03/01/36 (a)	63	66
5.50%, 01/01/24 - 12/01/39	5,826	6,778
5.00%, 05/01/23 - 07/01/41	3,838	4,361
3.50%, 11/01/26 - 10/01/49	2,599	2,756
4.00%, 08/01/43 - 01/01/50	4,223	4,538
Government National Mortgage Association
5.50%, 07/15/20 - 12/20/48	2,993	3,384
5.00%, 12/20/34 - 02/20/48	3,425	3,779
6.00%, 07/15/36	812	947
4.50%, 09/20/40	516	572
3.50%, 03/20/43 - 04/20/43	2,239	2,428
TBA, 4.50%, 07/15/48 (k)	1,490	1,591
4.00%, 02/20/48 - 10/20/48	881	942
3.00%, 09/20/49	1,157	1,199
		68,742
Collateralized Mortgage Obligations 2.0%
Fannie Mae Connecticut Avenue Securities
Series 2017-1M2-C01, 3.73%, (1M USD LIBOR + 3.55%), 01/25/27 (a)	2,273	2,311
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 4.18%, (1M USD LIBOR + 4.00%), 08/26/24 (a)	986	1,000
Series 2016-M3-DNA2, REMIC, 4.83%, (1M USD LIBOR + 4.65%), 10/25/28 (a)	1,590	1,634
Series 2017-M1-DNA1, REMIC, 1.38%, (1M USD LIBOR + 1.20%), 07/25/29 (a)	85	85
Series 2017-M1-DNA2, REMIC, 1.38%, (1M USD LIBOR + 1.20%), 10/25/29 (a)	1,030	1,031
Series 2017-M1-DNA3, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 03/25/30 (a)	369	369
Series PA-3713, REMIC, 2.00%, 02/15/40	1,670	1,691
	Shares/Par[1]	Value ($)
Series 2017-M1-SC02, REMIC, 3.80%, 05/25/47 (a)	220	217
Series 2017-M1-SPI1, REMIC, 3.98%, 09/25/47 (a)	4	4
Series 2018-M1-SPI2, REMIC, 3.81%, 05/25/48 (a)	114	113
Series 2018-M1-DNA3, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 09/25/48 (a)	4	4
Series 2018-M2AS-DNA3, REMIC, 1.08%, (1M USD LIBOR + 0.90%), 09/25/48 (a)	3,460	3,430
Series 2020-M1-DNA2, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 02/25/50 (a)	1,408	1,395
Series 2020-M1-DNA3, REMIC, 0.00%, 06/27/50 (a) (k)	1,080	1,080
Federal National Mortgage Association, Inc.
Series 2017-2ED3-C02, 1.53%, (1M USD LIBOR + 1.35%), 09/25/29 (a)	1,633	1,583
Series 2017-1M1-C03, REMIC, 1.13%, (1M USD LIBOR + 0.95%), 10/25/29 (a)	423	422
Series 2017-2ED2-C04, REMIC, 1.28%, (1M USD LIBOR + 1.10%), 11/26/29 (a)	1,262	1,230
Series 2017-1ED3-C05, REMIC, 1.38%, (1M USD LIBOR + 1.20%), 01/25/30 (a)	1,501	1,489
Series 2018-1ED2-C01, REMIC, 1.03%, (1M USD LIBOR + 0.85%), 07/25/30 (a)	2,663	2,597
Series 2019-2M1-R06, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 09/26/39 (a)	203	203
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	1,972	2,019
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2019-M2-HRP1, 1.58%, (1M USD LIBOR + 1.40%), 02/25/49 (a)	1,450	1,382
Series 2020-M1-HQA1, 0.93%, (1M USD LIBOR + 0.75%), 01/25/50 (a)	574	573
Series 2020-M1-HQA2, 1.28%, (1M USD LIBOR + 1.10%), 03/25/50 (a)	2,934	2,921
Series 2018-M2AS-DNA2, REMIC, 1.13%, (1M USD LIBOR + 0.95%), 12/26/30 (a)	2,015	1,995
Series 2018-M2-HRP2, REMIC, 1.43%, (1M USD LIBOR + 1.25%), 02/25/47 (a)	1,318	1,311
Series 2018-M1-HQA2, REMIC, 0.93%, (1M USD LIBOR + 0.75%), 10/26/48 (a)	207	207
Series 2019-M1-HQA4, REMIC, 0.95%, (1M USD LIBOR + 0.77%), 11/26/49 (a)	105	105
Government National Mortgage Association
Series 2018-FE-122, REMIC, 0.49%, (1M USD LIBOR + 0.30%), 09/20/48 (a)	79	79
		32,480
Municipal 0.1%
Connecticut, State of
2.00%, 07/01/23 - 07/01/24	795	821
2.10%, 07/01/25	380	396
		1,217
Total Government And Agency Obligations (cost $285,049)		289,929
SHORT TERM INVESTMENTS 5.3%
Investment Companies 4.2%
JNL Government Money Market Fund - Institutional Class, 0.02% (l) (m)	1,507	1,507
T. Rowe Price Government Reserve Fund, 0.14% (l) (m)	66,198	66,198
		67,705
Commercial Paper 0.6%
Ford Motor Credit Company LLC
3.15%, 07/27/20 (n)	1,815	1,811
2.84%, 08/04/20 (n)	1,595	1,590
The Boeing Company
2.30%, 11/04/20 (n)	2,865	2,840
2.15%, 11/16/20 (n)	2,815	2,787
		9,028

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

351

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (l) (m)	8,716	8,716
Total Short Term Investments (cost $85,457)		85,449
Total Investments 103.9% (cost $1,636,395)		1,658,518
Other Derivative Instruments 0.0%		98
Other Assets and Liabilities, Net (3.9)%		(62,958)
Total Net Assets 100.0%		1,595,658

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $233,244 and 14.6% of the Fund.

(c)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Convertible security.

(e)  All or a portion of the security was on loan as of June 30, 2020.

(f)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(h)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j)  All or a portion of the security is pledged or segregated as collateral.

(k)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $2,672.

(l)   Investment in affiliate.

(m)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

(n)   The coupon rate represents the yield to maturity.

JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 87.8%
Consumer Discretionary 20.0%
Allied Universal Holdco LLC
9.75%, 07/15/27 (a)	5,000	5,268
Boyd Gaming Corporation
8.63%, 06/01/25 (a)	1,554	1,625
6.38%, 04/01/26	3,435	3,264
Carnival Corporation
11.50%, 04/01/23 (a)	9,500	10,280
Core & Main LP
8.63%, 09/15/24 (a) (b)	5,360	5,365
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	5,743	4,998
	Shares/Par[1]	Value ($)
Dana Corporation
5.38%, 11/15/27	2,962	2,942
Delphi Technologies PLC
5.00%, 10/01/25 (a)	4,040	4,336
Delta Air Lines, Inc.
7.38%, 01/15/26	2,740	2,651
Ford Motor Company
9.00%, 04/22/25	6,215	6,720
Griffon Corporation
5.75%, 03/01/28	2,200	2,174
IRB Holding Corp.
6.75%, 02/15/26 (a)	11,000	10,512
Lithia Motors, Inc.
4.63%, 12/15/27 (a)	5,000	4,949
Macy's Retail Holdings, Inc.
3.88%, 01/15/22	2,652	2,370
Macy's, Inc.
8.38%, 06/15/25 (a)	5,765	5,740
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	3,460	2,478
8.75%, 10/01/25 (a)	4,698	2,763
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	5,031	5,063
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	5,000	3,851
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (a)	5,000	4,693
Six Flags Operations Inc.
4.88%, 07/31/24 (a)	1,402	1,257
Station Casinos LLC
4.50%, 02/15/28 (a)	5,000	4,199
The Gap, Inc.
8.63%, 05/15/25 (a) (c)	5,000	5,312
WW International, Inc.
8.63%, 12/01/25 (a)	4,599	4,819
		107,629
Communication Services 19.9%
Altice France S.A.
6.00%, 02/15/28 (a)	5,000	4,727
AMC Networks, Inc.
4.75%, 08/01/25	5,000	4,912
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	5,500	5,448
CBS Radio Inc.
7.25%, 11/01/24 (a)	4,570	3,972
CCO Holdings, LLC
5.00%, 02/01/28 (a)	5,000	5,164
Cincinnati Bell Inc.
7.00%, 07/15/24 (a)	5,000	5,107
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	10,000	9,277
Diamond Sports Group, LLC
6.63%, 08/15/27 (a)	5,635	3,016
DKT Finance ApS
9.38%, 06/17/23 (a)	4,800	4,846
iHeartCommunications, Inc.
8.38%, 05/01/27	7,500	6,880
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	7,500	7,664
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	4,938	4,447
Meredith Corporation
6.88%, 02/01/26	5,720	4,767
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	7,605	7,596
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)	5,820	5,374
Telesat Canada
6.50%, 10/15/27 (a)	5,572	5,488
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	6,280	6,039
Uber Technologies, Inc.
7.50%, 05/15/25 (a)	5,000	5,040

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

352

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Univision Communications Inc.
9.50%, 05/01/25 (a)	5,000	5,351
Zayo Group, LLC
6.38%, 05/15/25	2,250	2,156
		107,271
Energy 11.9%
CNX Resources Corporation
7.25%, 03/14/27 (a) (c)	5,100	4,693
Comstock Resources, Inc.
9.75%, 08/15/26	4,935	4,605
CVR Energy, Inc.
5.75%, 02/15/28 (a)	5,885	5,171
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (a)	2,228	1,874
5.75%, 10/01/25 (a)	2,970	2,469
MEG Energy Corp.
7.13%, 02/01/27 (a)	6,100	5,067
Northern Oil and Gas Incorporated
8.50%, 05/15/23 (b)	2,912	2,490
Occidental Petroleum Corporation
2.70%, 08/15/22	3,180	2,960
Parkland Fuel Corporation
5.88%, 07/15/27 (a)	3,255	3,368
PDC Energy, Inc.
5.75%, 05/15/26	6,195	5,633
Sunoco LP
5.50%, 02/15/26	5,110	4,964
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (a)	6,000	5,340
Targa Resource Corporation
6.50%, 07/15/27	2,000	2,023
5.50%, 03/01/30 (a)	9,000	8,663
Transocean Pontus Limited
6.13%, 08/01/25 (a)	5,486	5,032
		64,352
Financials 10.7%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	6,000	5,968
AG Issuer LLC
6.25%, 03/01/28 (a)	5,600	5,306
Alpha 2 B.V.
8.75%, 06/01/23 (a) (b)	2,875	2,871
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	6,535	6,527
eG Global Finance PLC
8.50%, 10/30/25 (a)	10,833	11,134
HUB International Limited
7.00%, 05/01/26 (a)	3,000	2,999
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (a)	2,100	2,046
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	5,500	5,488
NFP Corp.
8.00%, 07/15/25 (a)	5,600	5,540
RHP Hotel Properties, LP
4.75%, 10/15/27 (a)	5,000	4,448
USA Compression Finance Corp.
6.88%, 09/01/27	5,300	5,036
		57,363
Materials 8.4%
Allegheny Technologies Incorporated
7.88%, 08/15/23 (d)	5,618	5,751
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (a)	1,377	1,410
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (a)	5,000	4,845
CVR Partners, LP
9.25%, 06/15/23 (a)	8,900	8,702
First Quantum Minerals Ltd
7.25%, 05/15/22 (a)	3,965	3,878
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (a)	5,130	4,933
Kaiser Aluminum Corporation
4.63%, 03/01/28 (a)	5,485	5,249
	Shares/Par[1]	Value ($)
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	6,000	5,433
Warrior Met Coal, Inc.
8.00%, 11/01/24 (a)	5,000	4,965
		45,166
Industrials 7.0%
Bombardier Inc.
5.75%, 03/15/22 (a)	1,570	1,160
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	5,600	5,474
H&E Equipment Services, Inc.
5.63%, 09/01/25	5,000	5,063
Herc Holdings Inc.
5.50%, 07/15/27 (a)	5,000	5,025
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (a)	3,790	3,729
New Enterprise Stone & Lime Co., Inc.
10.13%, 04/01/22 (a)	5,000	5,001
Teekay Offshore Operating L.P.
8.50%, 07/15/23 (a)	5,005	4,437
TransDigm Inc.
6.38%, 06/15/26	5,735	5,235
United Airlines Holdings, Inc.
4.88%, 01/15/25 (c)	3,390	2,687
		37,811
Health Care 4.0%
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	4,500	4,878
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a)	5,000	4,708
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (a) (c)	6,750	6,854
Tenet Healthcare Corporation
6.75%, 06/15/23	1,980	1,965
7.00%, 08/01/25 (c)	2,650	2,603
6.88%, 11/15/31	680	604
		21,612
Consumer Staples 3.4%
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (a)	5,595	5,772
JBS Investments II GmbH
5.75%, 01/15/28 (a)	5,000	5,052
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	7,730	7,691
		18,515
Information Technology 2.5%
NCR Corporation
5.75%, 09/01/27 (a)	5,000	4,994
Radiate HoldCo, LLC
6.63%, 02/15/25 (a)	4,000	4,001
ViaSat, Inc.
6.50%, 07/15/28 (a) (c)	4,625	4,627
		13,622
Total Corporate Bonds And Notes (cost $457,268)		473,341
INVESTMENT COMPANIES 3.6%
iShares iBoxx USD High Yield Corporate Bond ETF	127	10,366
SPDR Bloomberg Barclays High Yield Bond ETF	92	9,307
Total Investment Companies (cost $19,944)		19,673
SENIOR FLOATING RATE INSTRUMENTS 1.3%
Consumer Staples 1.0%
Coty Inc.
2020 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 03/29/25 (e)	6,000	5,370
PFS Holding Corporation
2017 Term Loan B, 10.25%, (3M LIBOR + 9.25%), 01/31/22 (e) (f)	751	38
		5,408
Financials 0.2%
GK Holdings, Inc.
2018 USD Term Loan B, 9.00%, (3M LIBOR + 8.00%), 01/29/21 (e)	1,443	974

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

353

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.1%
California Pizza Kitchen, Inc.
Term Loan, 11.00%, (1M LIBOR + 10.00%), 08/23/23 (e)	230	5
Comet Acquisition, Inc.
2020 USD Term Loan, 7.81%, (3M LIBOR + 7.50%), 10/23/26 (e) (f)	530	424
		429
Total Senior Floating Rate Instruments (cost $8,295)		6,811
PREFERRED STOCKS 1.0%
Energy 0.8%
Crestwood Equity Partners LP, 9.25% (g)	805	4,403
Financials 0.2%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27	49	840
Total Preferred Stocks (cost $6,217)		5,243
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (f) (h)	34	3
Ascent Resources - Marcellus, LLC - 2nd Lien B (f) (h)	26	1
Total Warrants (cost $8)		4
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (f) (h)	5	2
Total Common Stocks (cost $16)		2
SHORT TERM INVESTMENTS 8.1%
Investment Companies 4.9%
T. Rowe Price Government Reserve Fund, 0.14% (i) (j)	26,532	26,532
Securities Lending Collateral 3.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (i) (j)	17,439	17,439
Total Short Term Investments (cost $43,971)		43,971
Total Investments 101.8% (cost $535,719)		549,045
Other Assets and Liabilities, Net (1.8)%		(9,785)
Total Net Assets 100.0%		539,260

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $369,758 and 68.6% of the Fund.

(b)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c)   All or a portion of the security was on loan as of June 30, 2020.

(d)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(e)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  Perpetual security. Next contractual call date presented, if applicable.

Shares/Par[1]	Value ($)

(h)  Non-income producing security.

(i)  Investment in affiliate.

(j)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/T. Rowe Price Value Fund
COMMON STOCKS 98.5%
Information Technology 20.8%
Analog Devices, Inc.	24	2,931
Apple Inc.	128	46,694
Applied Materials, Inc.	1,431	86,530
ASML Holding - ADR	35	13,028
Broadcom Inc.	92	28,919
Fiserv, Inc. (a)	27	2,597
Intel Corporation	651	38,940
Keysight Technologies, Inc. (a)	338	34,073
Micron Technology, Inc. (a)	890	45,871
Microsoft Corporation	993	201,990
Motorola Solutions Inc.	164	22,967
NVIDIA Corporation	75	28,512
NXP Semiconductors N.V.	483	55,047
Qualcomm Incorporated	958	87,372
Salesforce.Com, Inc. (a)	46	8,673
Synopsys Inc. (a)	202	39,345
Texas Instruments Incorporated	285	36,205
Xilinx, Inc.	119	11,728
		791,422
Financials 17.2%
American International Group, Inc.	3,140	97,896
Bank of America Corporation	4,226	100,364
Capital One Financial Corporation	602	37,650
Chubb Limited	232	29,430
CME Group Inc.	126	20,508
E*TRADE Financial Corp.	809	40,245
Equitable Holdings, Inc.	2,229	42,991
Fifth Third Bancorp	318	6,137
Intercontinental Exchange, Inc.	170	15,611
JPMorgan Chase & Co.	51	4,797
Marsh & McLennan Companies, Inc.	423	45,434
MetLife, Inc.	966	35,269
Morgan Stanley	2,573	124,281
Principal Financial Group, Inc.	95	3,944
Prudential Financial Inc.	59	3,569
The Charles Schwab Corporation	691	23,309
The Hartford Financial Services Group, Inc.	558	21,499
Truist Financial Corporation	72	2,688
		655,622
Health Care 15.7%
Abbott Laboratories	70	6,442
AbbVie Inc.	807	79,214
Agilent Technologies, Inc.	296	26,133
Anthem, Inc.	116	30,635
Bausch Health Companies Inc. (a)	744	13,611
Becton, Dickinson and Company	118	28,277
Boston Scientific Corporation (a)	1,020	35,821
CVS Health Corporation	292	18,978
Danaher Corporation	811	143,374
Elanco Animal Health (a)	1,002	21,503
HCA Healthcare, Inc.	311	30,196
Medtronic Public Limited Company	160	14,672
Stryker Corporation	184	33,069
Thermo Fisher Scientific Inc.	218	78,992
UnitedHealth Group Incorporated	86	25,395
Zimmer Biomet Holdings, Inc.	87	10,422
		596,734
Utilities 9.8%
Ameren Corporation	519	36,545
Dominion Energy, Inc.	266	21,578
Edison International	185	10,046
Entergy Corporation	322	30,251
NextEra Energy, Inc.	558	133,949
NiSource Inc.	589	13,384
Sempra Energy	659	77,251

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

354

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
The AES Corporation	198	2,869
The Southern Company	912	47,269
		373,142
Industrials 9.1%
Cummins Inc.	37	6,463
Deere & Company	263	41,391
General Electric Company	13,690	93,505
Honeywell International Inc.	309	44,747
Jacobs Engineering Group Inc.	290	24,617
Johnson Controls International Public Limited Company	88	3,018
Norfolk Southern Corporation	147	25,893
Otis Worldwide Corporation	101	5,737
Rockwell Automation Inc.	133	28,392
Roper Technologies, Inc.	53	20,672
Union Pacific Corporation	118	19,935
United Parcel Service Inc. - Class B	225	25,060
United Rentals Inc. (a)	47	6,945
		346,375
Materials 5.8%
DuPont de Nemours, Inc.	327	17,379
International Paper Company	655	23,077
Linde Public Limited Company	462	97,970
Packaging Corporation of America	495	49,441
PPG Industries, Inc.	207	21,914
Westrock Company, Inc.	366	10,344
		220,125
Energy 5.2%
Chevron Corporation	291	25,923
ConocoPhillips	194	8,158
Enbridge Inc.	965	29,349
EOG Resources, Inc.	185	9,385
Exxon Mobil Corporation	547	24,457
Halliburton Company	1,146	14,881
Hess Corporation	125	6,457
TC Energy Corporation	909	38,971
The Williams Companies, Inc.	2,023	38,474
		196,055
Consumer Discretionary 5.0%
Hilton Worldwide Holdings Inc.	340	24,995
Magna International Inc. (b)	304	13,523
Marriott International, Inc. - Class A	238	20,442
McDonald's Corporation	198	36,433
O'Reilly Automotive, Inc. (a)	38	15,981
Ross Stores Inc.	174	14,798
Stanley Black & Decker, Inc.	84	11,680
The Home Depot, Inc.	30	7,628
TJX Cos. Inc.	186	9,424
Yum! Brands, Inc.	383	33,312
		188,216
Real Estate 4.6%
Digital Realty Trust Inc. (b)	51	7,210
ProLogis Inc.	1,445	134,869
Sun Communities Inc.	159	21,627
Weyerhaeuser Company	548	12,301
		176,007
Communication Services 2.8%
Alphabet Inc. - Class C (a)	52	72,946
Booking Holdings Inc. (a)	3	4,140
Facebook, Inc. - Class A (a)	9	1,930
Walt Disney Co.	262	29,229
		108,245
Consumer Staples 2.5%
Altria Group, Inc.	454	17,802
Philip Morris International Inc.	319	22,322
Target Corporation	32	3,802
Tyson Foods Inc. - Class A	828	49,410
Walmart Inc.	10	1,150
		94,486
Total Common Stocks (cost $3,673,678)		3,746,429
	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.8%
Utilities 0.5%
Sempra Energy, 6.75%, 07/15/21 (c)	12	1,202
Sempra Energy, 6.00%, 01/15/21 (c)	56	5,514
The Southern Company, 6.75%, 08/01/22 (c)	254	11,174
		17,890
Health Care 0.1%
Becton, Dickinson and Company, 6.00%, 06/01/23 (a) (b) (c)	92	4,883
Consumer Discretionary 0.1%
Stanley Black & Decker, Inc., 0.50%, (callable at 1,000 beginning 05/15/21) (a) (c) (d) (e)	3	3,927
Information Technology 0.1%
Broadcom Inc., 8.00%, 09/30/22 (c)	2	2,141
Total Preferred Stocks (cost $29,606)		28,841
CORPORATE BONDS AND NOTES 0.1%
Energy 0.1%
Continental Resources, Inc.
4.38%, 01/15/28 (b)	2,750	2,425
Occidental Petroleum Corporation
2.60%, 08/13/21	760	740
Total Corporate Bonds And Notes (cost $1,837)		3,165
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (f) (g)	4,819	4,819
T. Rowe Price Government Reserve Fund, 0.14% (f) (g)	12,887	12,887
		17,706
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (f) (g)	14,198	14,198
Total Short Term Investments (cost $31,904)		31,904
Total Investments 100.2% (cost $3,737,025)		3,810,339
Other Assets and Liabilities, Net (0.2)%		(6,236)
Total Net Assets 100.0%		3,804,103

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2020.

(c)   Convertible security.

(d)  Perpetual security. Next contractual call date presented, if applicable.

(e)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(f)   Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

JNL/WMC Balanced Fund
COMMON STOCKS 65.1%
Information Technology 17.1%
Accenture Public Limited Company - Class A	156	33,510
Apple Inc.	929	338,758
Cisco Systems, Inc.	2,754	128,468
Global Payments Inc.	396	67,120
Intel Corporation	1,668	99,796
KLA-Tencor Corp.	186	36,175
Lam Research Corp.	75	24,114
Microsoft Corporation	2,053	417,853
Motorola Solutions Inc.	429	60,088
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	1,662	94,362
Texas Instruments Incorporated	816	103,665
		1,403,909
Health Care 10.4%
Abbott Laboratories	924	84,519
Anthem, Inc.	218	57,391
AstraZeneca PLC - ADR	1,675	88,597
Becton, Dickinson and Company	423	101,122
Bristol-Myers Squibb Company	873	51,318
Danaher Corporation	214	37,878

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

355

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Eli Lilly & Co.	201	32,990
HCA Healthcare, Inc.	471	45,742
Medtronic Public Limited Company	139	12,737
Novartis AG - ADR	865	75,567
Pfizer Inc.	4,284	140,087
UnitedHealth Group Incorporated	415	122,299
		850,247
Financials 8.1%
American Express Company	360	34,251
Bank of America Corporation	5,599	132,984
BlackRock, Inc.	183	99,313
JPMorgan Chase & Co.	1,372	129,028
Northern Trust Corp.	75	5,916
Progressive Corp.	1,108	88,738
The Blackstone Group Inc.	963	54,584
The Charles Schwab Corporation	2,330	78,626
The PNC Financial Services Group, Inc.	384	40,443
		663,883
Communication Services 7.2%
Alphabet Inc. - Class A (b)	208	294,433
Comcast Corporation - Class A	2,554	99,557
Facebook, Inc. - Class A (b)	575	130,550
Verizon Communications Inc.	1,255	69,182
		593,722
Consumer Discretionary 5.6%
Alibaba Group Holding Limited - ADS (b)	314	67,706
McDonald's Corporation	868	160,160
The Home Depot, Inc.	487	121,911
TJX Cos. Inc.	2,120	107,173
		456,950
Consumer Staples 5.2%
Diageo PLC	1,275	42,434
Nestle SA	1,213	134,482
Procter & Gamble Co.	603	72,041
Sysco Corp.	1,368	74,794
The Coca-Cola Company	2,260	100,998
		424,749
Industrials 4.5%
Deere & Company	363	57,008
Fortive Corporation	394	26,648
Lockheed Martin Corporation	176	64,330
Northrop Grumman Systems Corp.	165	50,732
Raytheon BBN Technologies Corp.	951	58,630
Rockwell Automation Inc.	17	3,680
Trane Technologies Public Limited Company	501	44,591
Union Pacific Corporation	389	65,689
		371,308
Utilities 2.7%
Dominion Energy, Inc.	1,052	85,388
Exelon Corporation	2,016	73,144
Sempra Energy	514	60,279
		218,811
Energy 2.0%
BP P.L.C.	18,378	70,516
Total SA (a)	1,657	64,046
Total SA - ADR (a)	844	32,451
		167,013
Real Estate 1.7%
American Tower Corporation	373	96,317
Equinix, Inc.	56	39,232
		135,549
Materials 0.6%
FMC Corporation	522	52,032
Total Common Stocks (cost $4,380,849)		5,338,173
GOVERNMENT AND AGENCY OBLIGATIONS 16.0%
Mortgage-Backed Securities 5.6%
Federal Home Loan Mortgage Corporation
7.00%, 11/01/30 - 06/01/31	19	22
2.50%, 12/01/31 - 01/01/32	3,652	3,832
6.00%, 12/01/39	382	456
4.00%, 09/01/26 - 07/01/41	186	197
	Shares/Par[1]	Value ($)
3.00%, 09/01/46 - 12/01/47	90,237	95,287
3.00%, 11/01/46 - 12/01/46	41,785	44,384
Federal National Mortgage Association, Inc.
3.07%, 02/01/25	1,350	1,462
2.47%, 05/01/25	2,586	2,783
2.68%, 05/01/25	5,183	5,601
2.81%, 07/01/25	6,000	6,536
2.99%, 10/01/25	1,770	1,950
3.09%, 10/01/25	853	929
3.50%, 03/01/26	60	64
2.78%, 06/01/26	2,700	2,966
2.49%, 12/01/26	6,050	6,602
2.89%, 12/01/26	5,678	6,301
3.00%, 05/01/27 - 02/01/45	12,271	13,168
7.50%, 09/01/29	4	4
TBA, 2.00%, 07/15/31 - 08/15/31 (c)	40,000	41,323
2.00%, 11/01/31 - 12/01/31	1,508	1,566
2.50%, 05/01/30 - 01/01/32	3,993	4,190
TBA, 2.50%, 07/15/33 - 08/15/48 (c)	123,950	129,107
TBA, 3.00%, 07/15/33 (c)	4,394	4,617
7.00%, 10/01/33	14	16
5.50%, 03/01/38	125	148
4.50%, 09/01/23 - 11/01/44	3,899	4,295
6.50%, 10/01/38 - 10/01/39	101	119
5.00%, 07/01/40	227	259
3.00%, 10/01/46	13,140	14,076
4.00%, 09/01/26 - 11/01/48	15,738	16,959
Government National Mortgage Association
6.50%, 04/15/26	6	6
5.50%, 11/15/32 - 02/15/36	53	60
7.00%, 01/15/33 - 05/15/33	10	12
5.00%, 06/20/33 - 06/15/39	1,946	2,215
6.00%, 02/15/24 - 04/15/40	2,896	3,421
4.50%, 06/15/40 - 05/15/42	643	720
4.00%, 01/15/41 - 12/20/44	789	860
TBA, 4.00%, 07/15/48 (c)	35,590	37,725
TBA, 4.50%, 07/15/48 (c)	8,325	8,890
		463,128
U.S. Treasury Note 3.4%
Treasury, United States Department of
0.13%, 05/31/22 - 05/15/23	30,565	30,532
2.25%, 04/30/24	9,665	10,413
1.75%, 06/30/24 - 11/15/29	49,190	52,528
1.50%, 08/31/21 - 10/31/24	42,400	44,281
0.25%, 05/31/25 (a)	54,080	54,012
3.00%, 09/30/25	7,080	8,066
1.63%, 10/31/26 - 08/15/29	17,165	18,484
2.88%, 08/15/28	17,020	20,147
2.38%, 04/30/26 - 05/15/29	9,985	11,265
1.50%, 02/15/30 (a)	15,465	16,712
0.63%, 05/15/30	10,050	10,019
		276,459
U.S. Treasury Bond 3.2%
Treasury, United States Department of
3.38%, 05/15/44	15,335	21,680
3.13%, 08/15/44	8,230	11,219
2.88%, 05/15/43 - 08/15/45	28,609	37,482
2.50%, 02/15/45 - 05/15/46	53,200	65,826
2.75%, 08/15/47	15,195	19,839
2.75%, 11/15/47 (d)	45,559	59,561
3.00%, 05/15/47 - 08/15/48	16,330	22,373
2.00%, 02/15/50	14,752	16,880
1.25%, 05/15/50	12,330	11,835
		266,695
Collateralized Mortgage Obligations 1.9%
Fannie Mae Multifamily REMIC Trust
Series 2019-AC-41, REMIC, 2.50%, 03/25/53	13,959	14,384
Federal Home Loan Mortgage Corporation
Series CA-4758, 3.00%, 07/15/47	13,441	14,452
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	4,104	4,445
Series 2018-MA-4, REMIC, 3.50%, 10/25/26	2,335	2,512
Series GA-4000, REMIC, 2.00%, 07/15/31	1,080	1,098
Series PB-4166, REMIC, 1.75%, 03/15/41	1,299	1,317
Series JM-4165, REMIC, 3.50%, 09/15/41	1,875	1,971

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

356

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series AH-4143, REMIC, 1.75%, 09/15/42	8,656	8,894
Series AB-4122, REMIC, 1.50%, 10/15/42	1,072	1,083
Series DJ-4322, REMIC, 3.00%, 05/15/43	2,418	2,507
Series 2019-MA-1, REMIC, 3.50%, 07/25/58	2,240	2,412
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.08%, (1M USD LIBOR + 5.90%), 04/25/23 (e)	1,748	1,817
Series 2018-GD-80, 3.50%, 12/25/47	5,117	5,386
Series 2018-PA-77, 3.50%, 02/25/48	7,989	8,439
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	3,014	3,041
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	3,702	3,901
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	9,473	9,924
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	25,300	26,465
Series 2018-PA-55, REMIC, 3.50%, 01/25/47	3,799	3,961
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	2,665	2,824
Series 2019-CA-7, REMIC, 3.50%, 11/25/57	14,648	15,662
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,701	1,820
Series 2019-JA-28, REMIC, 3.50%, 06/25/59	17,522	19,077
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	4	5
		157,397
Municipal 1.0%
Broward, County of
3.48%, 10/01/43	810	809
California, State of
7.35%, 11/01/39	1,535	2,582
7.63%, 03/01/40	85	150
Chicago Transit Authority
6.30%, 12/01/21	2,180	2,264
6.90%, 12/01/40	3,640	5,013
Connecticut, State of
2.50%, 07/01/22	1,420	1,464
Empire State Development Corporation
2.10%, 03/15/22	3,980	4,028
Grand Parkway Transportation Corporation
5.18%, 10/01/42	1,555	2,222
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,651
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	810
Illinois, State of
5.10%, 06/01/33	4,520	4,585
Kansas Development Finance Authority
insured by Assured Guaranty Municipal Corp., 5.37%, 05/01/26	2,600	2,937
Long Island Power Authority
3.63%, 09/01/22	2,860	2,996
Massachusetts School Building Authority
3.40%, 10/15/40	1,325	1,351
Metropolitan Transportation Authority
6.20%, 11/15/26	165	188
6.67%, 11/15/39	1,490	1,913
7.34%, 11/15/39	75	121
6.09%, 11/15/40	405	562
5.18%, 11/15/49	3,120	3,640
Metropolitan Transportation Commission
2.57%, 04/01/31	1,890	2,033
Municipal Electric Authority of Georgia
6.64%, 04/01/57	7,045	10,245
6.66%, 04/01/57	1,024	1,501
New York State Thruway Authority
5.88%, 04/01/30	840	1,078
O'Hare International Airport
6.85%, 01/01/38	700	701
6.40%, 01/01/40	250	373
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	474
Philadelphia, City of
6.55%, 10/15/28	5,225	6,753
Sacramento, City of
insured by Assured Guaranty Municipal Corp., 6.42%, 08/01/23	1,065	1,207
Sales Tax Securitization Corporation
4.79%, 01/01/48	5,115	6,308
	Shares/Par[1]	Value ($)
The Foothill/Eastern Transportation Corridor Agency
4.09%, 01/15/49	420	431
3.92%, 01/15/53	3,170	3,320
The Pennsylvania State University
2.84%, 09/01/50	1,170	1,220
The Port Authority of New York and New Jersey
6.04%, 12/01/29	105	142
University of California, Berkeley
4.60%, 05/15/31	940	1,141
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,215
		80,428
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K731, REMIC, 3.60%, 02/25/25	4,930	5,441
Series A2-K733, REMIC, 3.75%, 08/25/25	5,245	5,914
Series A2-KJ25, REMIC, 2.61%, 01/25/26	10,700	11,589
Series A2-K736, REMIC, 2.28%, 07/25/26	2,335	2,526
Series A1-K097, REMIC, 2.16%, 05/25/29	3,808	4,065
Federal National Mortgage Association, Inc.
Series 2015-A2-M12, REMIC, 2.89%, 05/25/25 (e)	8,250	8,807
Series 2017-FA-M5, REMIC, 1.25%, (1M USD LIBOR + 0.49%), 04/25/24 (e)	259	256
Series 2017-FA-M13, REMIC, 1.16%, (1M USD LIBOR + 0.40%), 10/25/24 (e)	1,179	1,158
		39,756
Sovereign 0.4%
Ministry of Diwan Amiri Affairs
2.38%, 06/02/21 (f)	15,435	15,629
3.88%, 04/23/23 (f)	4,700	5,041
3.38%, 03/14/24 (f)	210	225
3.75%, 04/16/30 (f)	6,005	6,850
Saudi Arabia, Government of
2.88%, 03/04/23 (f)	3,090	3,221
		30,966
Total Government And Agency Obligations (cost $1,204,228)		1,314,829
CORPORATE BONDS AND NOTES 13.5%
Financials 4.7%
ACE Capital Trust II
9.70%, 04/01/30	525	755
AIA Group Limited
3.38%, 04/07/30 (f)	1,965	2,151
American International Group, Inc.
4.50%, 07/16/44	1,078	1,248
4.75%, 04/01/48	715	865
American Water Capital Corp.
2.95%, 09/01/27	1,845	2,030
AXA
8.60%, 12/15/30	425	614
B.A.T. International Finance P.L.C.
3.25%, 06/07/22 (f)	1,945	2,026
Banco Santander, S.A.
3.13%, 02/23/23	3,600	3,749
3.85%, 04/12/23	3,000	3,190
Bank of America Corporation
2.63%, 10/19/20	2,000	2,011
3.00%, 12/20/23	820	861
4.13%, 01/22/24	5,325	5,894
4.20%, 08/26/24	4,600	5,104
3.59%, 07/21/28	5,315	5,973
3.97%, 02/07/30	2,065	2,400
3.19%, 07/23/30	2,210	2,440
5.88%, 02/07/42	300	445
5.00%, 01/21/44	500	684
Barclays PLC
3.20%, 08/10/21	5,435	5,597
3.93%, 05/07/25	6,380	6,887
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	4,060	4,662
Bayer US Finance LLC
3.38%, 10/08/24 (f)	4,185	4,555
BNP Paribas
2.95%, 05/23/22 (f)	740	766

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

357

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
3.38%, 01/09/25 (f)	3,180	3,437
2.82%, 11/19/25 (f)	3,570	3,734
BPCE
5.70%, 10/22/23 (f)	10,150	11,301
5.15%, 07/21/24 (f)	5,670	6,307
3.50%, 10/23/27 (f)	6,370	6,912
Capital One Financial Corporation
3.75%, 04/24/24	2,000	2,177
4.20%, 10/29/25	1,245	1,383
Citigroup Inc.
4.50%, 01/14/22	605	640
8.13%, 07/15/39	65	113
5.88%, 01/30/42	165	238
5.30%, 05/06/44	814	1,089
Citizens Bank, National Association
2.55%, 05/13/21	3,175	3,227
Credit Agricole SA
3.75%, 04/24/23 (f)	1,955	2,090
3.25%, 10/04/24 (f)	3,020	3,238
4.38%, 03/17/25 (f)	5,055	5,592
Credit Suisse (USA), Inc.
3.00%, 10/29/21	1,070	1,106
3.63%, 09/09/24	325	358
Credit Suisse Group AG
3.57%, 01/09/23 (f)	1,925	1,995
1.56%, (3M USD LIBOR + 1.24%), 06/12/24 (e) (f)	4,500	4,520
2.59%, 09/11/25 (f)	2,025	2,088
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	4,785	5,082
3.75%, 03/26/25	2,690	2,955
Daimler Finance North America LLC
2.30%, 02/12/21 (f)	4,445	4,474
3.88%, 09/15/21 (f)	231	235
Danske Bank A/S
5.00%, 01/12/22 (f)	1,740	1,827
3.88%, 09/12/23 (f)	2,910	3,078
5.38%, 01/12/24 (f)	2,265	2,525
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	275	282
Discover Bank
4.20%, 08/08/23 (g)	3,550	3,869
Emera US Holdings Inc.
2.70%, 06/15/21	695	708
ERAC USA Finance LLC
4.50%, 02/15/45 (f)	2,490	2,486
Fifth Third Bank, National Association
2.88%, 10/01/21	1,800	1,849
Ford Motor Credit Company LLC
4.27%, 01/09/27	8,290	7,751
3.82%, 11/02/27	8,435	7,641
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	6,066
3.95%, 04/13/24	3,790	3,909
HSBC Bank PLC
4.13%, 08/12/20 (f)	900	904
HSBC Holdings PLC
4.00%, 03/30/22	870	919
3.60%, 05/25/23	2,580	2,770
Imperial Brands Finance PLC
3.75%, 07/21/22 (f)	8,285	8,639
ING Groep N.V.
3.15%, 03/29/22	880	914
3.95%, 03/29/27	2,860	3,289
JPMorgan Chase & Co.
3.25%, 09/23/22	1,000	1,057
3.38%, 05/01/23	1,060	1,131
4.45%, 12/05/29	8,085	9,698
6.40%, 05/15/38	425	649
5.40%, 01/06/42	540	767
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	140
4.57%, 02/01/29 (f)	456	534
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	614
	Shares/Par[1]	Value ($)
Macquarie Group Limited
4.15%, 03/27/24 (f)	8,100	8,693
Massachusetts Mutual Life Insurance Company
3.38%, 04/15/50 (f)	1,330	1,354
MetLife, Inc.
4.13%, 08/13/42	265	313
Metropolitan Life Global Funding I
2.65%, 04/08/22 (f)	3,185	3,300
Morgan Stanley
3.70%, 10/23/24	7,950	8,817
2.72%, 07/22/25 (a)	6,170	6,545
3.13%, 07/27/26	2,430	2,675
3.63%, 01/20/27	3,400	3,840
National Australia Bank Limited
2.40%, 12/07/21 (f)	9,400	9,663
Nationwide Building Society
3.62%, 04/26/23 (f)	2,175	2,261
NBK SPC Limited
2.75%, 05/30/22 (f)	13,365	13,613
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (f)	546	602
PNC Bank, National Association
3.30%, 10/30/24	835	917
Santander Holdings USA, Inc.
3.70%, 03/28/22	5,670	5,870
3.40%, 01/18/23	7,435	7,743
Societe Generale
3.25%, 01/12/22 (f)	2,985	3,073
Standard Chartered PLC
2.74%, 09/10/22 (f)	8,990	9,105
Synchrony Financial
3.65%, 05/24/21	3,650	3,705
Syngenta Finance N.V.
5.18%, 04/24/28 (f)	4,175	4,434
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	685	875
The Bank of Nova Scotia
2.70%, 08/03/26 (a)	5,645	6,191
The Charles Schwab Corporation
4.63%, 03/22/30	5,660	7,054
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	1,000	1,050
5.75%, 01/24/22	2,445	2,644
2.88%, 10/31/22	4,765	4,886
3.63%, 01/22/23	6,875	7,364
6.25%, 02/01/41	435	653
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	914
Trinity Acquisition PLC
4.40%, 03/15/26	4,145	4,702
Truist Financial Corporation
3.20%, 09/03/21	6,165	6,352
U.S. Bancorp
3.70%, 01/30/24	900	994
UBS Group Funding (Jersey) Limited
2.95%, 09/24/20 (f)	2,840	2,853
3.00%, 04/15/21 (f)	3,500	3,568
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (f)	4,370	4,685
WEA Finance LLC
3.25%, 10/05/20 (f)	2,400	2,405
4.13%, 09/20/28 (a) (f)	7,285	7,376
Wells Fargo & Company
3.50%, 03/08/22	2,145	2,254
4.48%, 01/16/24	517	573
4.10%, 06/03/26	1,125	1,268
4.75%, 12/07/46	3,750	4,803
		383,201
Utilities 1.8%
Berkshire Hathaway Energy Company
6.13%, 04/01/36	798	1,143
5.95%, 05/15/37	780	1,096
5.15%, 11/15/43	50	68

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

358

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Boston Gas Company
3.15%, 08/01/27 (f)	960	1,053
3.00%, 08/01/29 (f)	1,880	2,023
Cleco Corporate Holdings LLC
3.74%, 05/01/26	11,599	12,239
3.38%, 09/15/29 (f)	2,685	2,765
4.97%, 05/01/46 (h)	4,025	4,241
Commonwealth Edison Company
3.65%, 06/15/46	465	544
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,998
6.05%, 01/15/38	3,265	4,719
Dominion Energy, Inc.
2.58%, 07/01/20 (a) (h)	2,875	2,875
4.10%, 04/01/21 (h)	3,275	3,355
2.72%, 08/15/21 (h)	1,190	1,215
DTE Energy Company
3.80%, 03/15/27	2,245	2,467
Duke Energy Corporation
6.10%, 06/01/37	2,200	3,140
Evergy Metro, Inc.
2.25%, 06/01/30	1,755	1,840
Eversource Energy
2.90%, 10/01/24	2,725	2,921
FirstEnergy Corp.
3.90%, 07/15/27	705	797
Fortis Inc.
3.06%, 10/04/26	3,390	3,657
Georgia Power Company
4.75%, 09/01/40	1,085	1,331
3.70%, 01/30/50	945	1,053
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	716
Infraestructura Energetica Nova, S.A.B. de C.V.
4.88%, 01/14/48 (f)	3,290	3,121
ITC Holdings Corp.
2.95%, 05/14/30 (f)	6,815	7,233
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,942
MidAmerican Energy Company
4.25%, 05/01/46	55	68
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26	870	972
3.50%, 04/01/29	1,335	1,510
2.25%, 06/01/30	10,365	10,662
Niagara Mohawk Power Corporation
1.96%, 06/27/30 (f)	6,750	6,794
NiSource Finance Corp.
4.80%, 02/15/44	465	568
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (f)	325	375
5.05%, 10/01/48	1,209	1,363
5.25%, 09/01/50	3,200	3,711
Oncor Electric Delivery Company LLC
4.10%, 06/01/22	1,760	1,858
PPL Capital Funding, Inc.
3.10%, 05/15/26	9,750	10,555
Sempra Energy
3.25%, 06/15/27	3,630	4,057
3.40%, 02/01/28	1,550	1,702
Southern California Edison Company
2.40%, 02/01/22	685	698
3.70%, 08/01/25	735	812
2.25%, 06/01/30	725	737
5.55%, 01/15/37	500	628
3.65%, 02/01/50	4,735	5,222
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,431
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	10,249
The Southern Company
2.95%, 07/01/23	2,820	2,985
4.40%, 07/01/46	4,845	5,755
		145,264
	Shares/Par[1]	Value ($)
Health Care 1.7%
AbbVie Inc.
5.00%, 12/15/21 (f)	1,475	1,549
3.45%, 03/15/22 (f)	3,525	3,667
3.80%, 03/15/25 (f)	3,150	3,498
4.05%, 11/21/39 (f)	2,110	2,464
4.85%, 06/15/44 (f)	1,750	2,175
4.45%, 05/14/46	1,575	1,916
Aetna Inc.
2.80%, 06/15/23	3,340	3,522
Alcon Finance Corporation
3.00%, 09/23/29 (f)	9,670	10,254
2.60%, 05/27/30 (f)	365	375
Amgen Inc.
2.65%, 05/11/22	10,965	11,363
Anthem, Inc.
3.30%, 01/15/23	3,675	3,915
4.10%, 03/01/28	1,370	1,602
4.65%, 08/15/44	2,200	2,790
Bristol-Myers Squibb Company
3.55%, 08/15/22 (f)	1,265	1,344
CommonSpirit Health
2.95%, 11/01/22	3,131	3,230
4.20%, 08/01/23 (a)	5,150	5,492
4.35%, 11/01/42	1,575	1,630
4.19%, 10/01/49	880	892
Cottage Health
3.30%, 11/01/49	1,270	1,397
CVS Health Corporation
4.00%, 12/05/23	2,680	2,940
4.10%, 03/25/25	9,090	10,261
4.88%, 07/20/35	1,135	1,429
5.13%, 07/20/45	2,475	3,169
Dignity Health
3.81%, 11/01/24	1,703	1,795
4.50%, 11/01/42	4,186	4,379
HCA Inc.
5.25%, 06/15/49	1,675	2,006
Humana Inc.
2.90%, 12/15/22	5,515	5,767
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/50	1,980	2,131
Merck & Co., Inc.
4.15%, 05/18/43	630	804
Mercy Health
3.56%, 08/01/27	4,070	4,490
Pfizer Inc.
1.70%, 05/28/30	1,940	1,976
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	10,755	10,746
The Toledo Hospital
5.33%, 11/15/28	4,045	4,333
5.75%, 11/15/38	1,515	1,766
UnitedHealth Group Incorporated
3.88%, 10/15/20	600	602
3.75%, 07/15/25	1,820	2,071
2.00%, 05/15/30	2,530	2,648
Upjohn Inc.
2.70%, 06/22/30 (f)	12,575	12,916
		139,304
Communication Services 1.4%
AT&T Inc.
3.95%, 01/15/25	160	179
3.60%, 07/15/25	8,175	9,065
4.13%, 02/17/26	3,300	3,753
2.30%, 06/01/27	6,920	7,177
Comcast Corporation
3.95%, 10/15/25	4,345	4,974
5.65%, 06/15/35	165	235
4.40%, 08/15/35	2,325	2,919
6.50%, 11/15/35	165	248
4.60%, 10/15/38	2,225	2,833
3.97%, 11/01/47	237	285
4.00%, 11/01/49	285	345

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

359

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Cox Communications, Inc.
3.25%, 12/15/22 (f)	1,950	2,055
4.80%, 02/01/35 (f)	2,695	3,391
6.45%, 12/01/36 (f)	215	287
4.60%, 08/15/47 (f)	400	503
Deutsche Telekom International Finance B.V.
3.60%, 01/19/27 (a) (f)	1,739	1,935
4.38%, 06/21/28 (f)	4,252	5,010
Discovery Communications, LLC
3.63%, 05/15/30	5,320	5,828
Fox Corporation
4.03%, 01/25/24	1,435	1,588
Orange SA
9.00%, 03/01/31 (h)	2,700	4,399
Sky Limited
3.75%, 09/16/24 (f)	4,090	4,553
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	568
7.30%, 07/01/38	285	394
6.75%, 06/15/39	285	379
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	8,560	9,266
Telefonica Emisiones, S.A.U.
5.21%, 03/08/47	3,720	4,666
5.52%, 03/01/49	1,360	1,778
The Walt Disney Company
4.00%, 10/01/23	3,320	3,633
2.65%, 01/13/31	10,290	10,929
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	229
T-Mobile USA, Inc.
2.05%, 02/15/28 (f)	11,980	11,977
Verizon Communications Inc.
4.81%, 03/15/39	374	488
4.75%, 11/01/41	265	352
4.86%, 08/21/46	692	940
4.52%, 09/15/48	6,125	8,095
		115,256
Energy 1.1%
Aker BP ASA
3.75%, 01/15/30 (f)	7,015	6,652
BG Energy Capital PLC
4.00%, 10/15/21 (f)	1,850	1,918
BP Capital Markets America Inc.
3.25%, 05/06/22	1,000	1,049
BP Capital Markets P.L.C.
4.88%, (callable at 100 beginning 03/22/30) (i)	11,260	11,649
2.50%, 11/06/22	600	624
Cimarex Energy Co.
4.38%, 06/01/24 (a)	8,476	8,902
El Paso Pipeline Partners, L.P.
4.30%, 05/01/24	682	747
Energy Transfer LP
7.60%, 02/01/24	1,030	1,160
5.00%, 05/15/50	575	545
Enterprise Products Operating LLC
3.95%, 01/31/60	650	670
Equinor ASA
2.90%, 11/08/20	1,945	1,962
3.70%, 03/01/24	50	55
3.00%, 04/06/27	11,800	12,994
Hess Corporation
7.30%, 08/15/31	4,890	5,721
Kinder Morgan Energy Partners, L.P.
5.30%, 09/15/20	1,675	1,690
Occidental Petroleum Corporation
4.85%, 03/15/21	2,568	2,569
Phillips 66 Partners LP
3.61%, 02/15/25	3,540	3,777
3.75%, 03/01/28	6,850	7,301
Regency Energy Partners LP
5.88%, 03/01/22	1,026	1,083
Saudi Arabian Oil Company
3.50%, 04/16/29 (f)	2,720	2,936
	Shares/Par[1]	Value ($)
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	910	928
3.90%, 07/15/26	3,470	3,654
5.35%, 05/15/45	4,750	4,590
TransCanada PipeLines Limited
3.80%, 10/01/20	975	983
4.10%, 04/15/30	2,035	2,321
Western Midstream Operating, LP
4.00%, 07/01/22	4,950	4,892
		91,372
Industrials 0.9%
Bae Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,693
BAE Systems PLC
3.40%, 04/15/30 (f)	1,045	1,140
Carrier Global Corporation
2.72%, 02/15/30 (f)	4,443	4,454
3.38%, 04/05/40 (f)	1,680	1,634
FedEx Corporation
4.10%, 02/01/45	665	677
4.75%, 11/15/45	1,821	2,016
4.55%, 04/01/46	913	985
4.95%, 10/17/48	1,720	1,997
Lockheed Martin Corporation
4.85%, 09/15/41	955	1,217
4.07%, 12/15/42	2,000	2,567
Otis Worldwide Corporation
2.57%, 02/15/30 (f)	625	656
3.11%, 02/15/40 (f)	1,385	1,414
3.36%, 02/15/50 (f)	2,425	2,561
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (f)	2,200	2,255
2.70%, 11/01/24 (f)	1,545	1,588
3.95%, 03/10/25 (f)	10,090	10,886
Siemens Financieringsmaatschappij N.V.
3.13%, 03/16/24 (f)	4,250	4,594
The Boeing Company
2.70%, 02/01/27	2,205	2,148
3.25%, 03/01/28	3,990	3,870
3.45%, 11/01/28 (a)	1,695	1,660
2.95%, 02/01/30 (a)	1,290	1,260
3.95%, 08/01/59 (a)	1,795	1,554
Union Pacific Corporation
3.25%, 02/05/50	1,530	1,675
3.75%, 02/05/70	1,845	2,045
United Technologies Corporation
3.95%, 08/16/25	2,545	2,899
4.13%, 11/16/28	8,925	10,523
		72,968
Consumer Staples 0.8%
Altria Group, Inc.
5.80%, 02/14/39	2,085	2,594
4.50%, 05/02/43	745	802
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	3,000	3,365
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	194	201
3.50%, 01/12/24	5,425	5,919
4.38%, 04/15/38	1,050	1,206
4.95%, 01/15/42	200	242
3.75%, 07/15/42	820	875
4.60%, 04/15/48	2,280	2,680
BAT Capital Corp.
3.56%, 08/15/27	15,925	17,238
Danone
2.95%, 11/02/26 (f)	4,795	5,249
Molson Coors Beverage Company
3.00%, 07/15/26	8,150	8,459
Philip Morris International Inc.
4.88%, 11/15/43	430	550
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,739
Sysco Corporation
6.60%, 04/01/50 (j)	3,990	5,512

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

360

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
The Kroger Co.
3.30%, 01/15/21	745	755
3.85%, 08/01/23	1,830	1,987
4.00%, 02/01/24	1,775	1,959
		62,332
Information Technology 0.5%
Apple Inc.
3.00%, 02/09/24	1,765	1,907
3.25%, 02/23/26	1,106	1,239
Broadcom Inc.
4.70%, 04/15/25 (f)	11,565	13,022
4.25%, 04/15/26 (f)	455	507
4.11%, 09/15/28 (f)	7,203	7,880
Fiserv, Inc.
3.20%, 07/01/26	3,055	3,377
International Business Machines Corporation
1.95%, 05/15/30	5,595	5,698
Microchip Technology Incorporated
3.92%, 06/01/21	3,015	3,073
Microsoft Corporation
2.88%, 02/06/24	3,615	3,903
2.40%, 08/08/26	1,145	1,249
3.70%, 08/08/46	1,500	1,878
		43,733
Real Estate 0.3%
American Tower Corporation
3.45%, 09/15/21	4,000	4,139
5.00%, 02/15/24 (a)	410	467
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	6,015	6,168
Healthpeak Properties, Inc.
4.00%, 06/01/25	4,670	5,172
3.00%, 01/15/30	3,730	3,891
Simon Property Group, L.P.
2.45%, 09/13/29	3,055	3,031
Vereit Operating Partnership, L.P.
3.40%, 01/15/28	3,680	3,655
		26,523
Consumer Discretionary 0.3%
Amazon.com, Inc.
4.80%, 12/05/34	1,000	1,363
AutoZone, Inc.
3.25%, 04/15/25	3,000	3,278
ERAC USA Finance LLC
4.50%, 08/16/21 (f)	620	636
3.30%, 10/15/22 - 12/01/26 (f)	5,620	5,654
5.63%, 03/15/42 (f)	2,700	3,024
Lowe`s Companies, Inc.
4.55%, 04/05/49	990	1,246
McDonald's Corporation
3.63%, 09/01/49	1,475	1,635
The TJX Companies, Inc.
3.88%, 04/15/30	3,605	4,238
V.F. Corporation
2.80%, 04/23/27	1,700	1,802
2.95%, 04/23/30	1,319	1,407
		24,283
Materials 0.0%
Glencore Finance (Canada) Limited
4.25%, 10/25/22 (f) (h)	4,300	4,540
Total Corporate Bonds And Notes (cost $1,038,890)		1,108,776
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.4%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26	1,056	954
AASET US Ltd
Series 2018-A-2A, 4.45%, 11/16/25 (h)	4,196	3,742
Angel Oak Mortgage Trust
Series 2019-A1-6, 2.62%, 12/25/23	2,381	2,410
Series 2019-A1-4, REMIC, 2.99%, 08/25/23	2,242	2,269
Angel Oak Mortgage Trust I, LLC
Series 2017-A1-3, 2.71%, 11/25/21 (e)	306	307
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (e)	3,695	3,762
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (e)	3,110	3,176
	Shares/Par[1]	Value ($)
Ares XXIX CLO Ltd
Series 2014-A1R-1A, 2.32%, (3M USD LIBOR + 1.19%), 04/17/26 (e)	284	284
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 10/15/21	1,511	1,529
Series 2017-A2-A, 1.91%, 04/15/26	3	3
Series 2018-A2-A, 2.55%, 10/15/26	489	488
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 2.48%, (3M USD LIBOR + 1.30%), 01/16/30 (e)	7,830	7,657
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 2.31%, (3M USD LIBOR + 1.09%), 01/15/31 (e)	1,370	1,335
Avery Point IV CLO, Limited
Series 2014-AR-1A, 2.09%, (3M USD LIBOR + 1.10%), 04/27/26 (e)	414	413
Series 2014-BR-1A, 2.59%, (3M USD LIBOR + 1.60%), 04/27/26 (e)	4,930	4,921
BA Master Credit Card Trust II
Series 2018-A-1A, 0.68%, (1M USD LIBOR + 0.49%), 01/23/23 (e)	7,450	7,332
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-PARK, 4.23%, 08/10/28	3,210	3,619
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,264
Bayview Koitere Fund Trust
Series 2017-A-RT4, 3.50%, 07/28/57 (e)	2,394	2,467
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (e)	1,122	1,169
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 07/28/57 (e)	1,583	1,631
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (e)	1,508	1,561
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (e)	1,131	1,153
BlueMountain CLO Ltd
Series 2012-BR2-2A, 1.83%, (3M USD LIBOR + 1.45%), 11/20/28 (e)	4,820	4,646
Canadian Pacer Auto Receivables Trust
Series 2018-A2A-2A, 3.00%, 07/19/20	76	76
Series 2018-A3-2A, 3.27%, 12/19/21	395	402
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26	2,128	1,862
CD Mortgage Trust
Series 2017-A4-CD4, REMIC, 3.51%, 04/12/27	2,790	3,104
Cent CLO
Series 2018-A1-27A, 2.14%, (3M USD LIBOR + 1.15%), 10/25/28 (e)	930	916
Cent CLO 24 Limited
Series 2015-A2R-24A, 2.87%, (3M USD LIBOR + 1.65%), 10/15/26 (e)	2,185	2,119
Chesapeake Funding II LLC
Series 2017-A2-2A, 0.63%, (1M USD LIBOR + 0.45%), 10/15/20 (e)	486	486
Series 2017-A1-2A, 1.99%, 10/15/20	712	714
Series 2017-A1-3A, 1.91%, 01/15/21	850	852
Series 2018-A1-2A, 3.23%, 12/15/21	1,973	2,009
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (e)	1,693	1,720
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49	705	719
Series 2020-A1-1, 2.49%, 02/25/50 (e)	3,429	3,478
Series 2018-A1-3, REMIC, 3.69%, 10/26/48	754	766
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	885	917
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,803
CSMC
Series 2017-A-LSTK, REMIC, 2.76%, 04/07/21	6,105	6,091
Daimler Trucks Retail Trust
Series 2019-A2-1, 2.77%, 04/15/21	407	407
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,236	1,274
Series 2019-A2II-1A, 4.02%, 05/20/26	1,102	1,145
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (e)	868	876

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

361

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (e)	380	384
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (e)	524	528
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23	769	782
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (e)	158	159
DLL LLC
Series 2019-A2-DA1, 2.79%, 11/20/20	1,830	1,832
Enterprise Fleet Financing, LLC
Series 2017-A2-3, 2.13%, 08/20/20	354	355
Series 2018-A2-1, 2.87%, 02/20/21 (f)	1,117	1,120
Series 2018-A2-3, 3.38%, 10/20/21	2,502	2,549
Series 2019-A2-3, 2.06%, 02/20/23	1,980	2,008
Series 2019-A2-2, 2.29%, 02/20/23	4,643	4,658
Exeter Automobile Receivables Trust
Series 2019-A-3A, 2.59%, 09/15/20	338	338
Series 2019-A-4A, 2.18%, 04/15/21	1,463	1,466
Federal Home Loan Mortgage Corporation
Series 2015-B-K46, REMIC, 3.82%, 03/25/25 (e)	720	765
Series 2019-B-K99, REMIC, 3.77%, 09/25/29 (e)	3,625	3,969
Series 2020-B-K104, REMIC, 3.54%, 01/25/30 (e)	3,660	3,948
First Investors Auto Owner Trust
Series 2017-A2-3A, 2.41%, 12/15/22	430	431
First National Master Note Trust
Series 2018-A-1, 0.64%, (1M USD LIBOR + 0.46%), 10/15/21 (e)	7,680	7,646
Ford Credit Floorplan Master Owner Trust A
Series 2019-A-4, 2.44%, 09/15/24	2,080	2,068
FREMF Mortgage Trust
Series 2013-B-K24, REMIC, 3.62%, 09/25/22 (e)	730	761
Series 2017-B-K725, REMIC, 4.01%, 02/25/24 (e)	725	764
Series 2015-B-K44, REMIC, 3.81%, 01/25/25 (e)	1,300	1,378
Series 2015-B-K50, REMIC, 3.91%, 08/25/25 (e)	910	973
Series 2018-B-K733, REMIC, 4.22%, 09/25/25 (e)	4,015	4,332
Series 2016-B-K55, REMIC, 4.30%, 04/25/26 (e)	1,165	1,277
Galaxy XXIII CLO Ltd
Series 2017-A-23A, 2.30%, (3M USD LIBOR + 1.28%), 04/24/29 (e)	1,540	1,519
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	623	624
Series 2017-A4-1, 2.36%, 01/20/23	1,283	1,287
Series 2018-A4-1, 2.83%, 06/17/24	1,414	1,422
GS Mortgage Securities Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	4,290
Hertz Fleet Lease Funding LP
Series 2019-A2-1, 2.70%, 07/10/22	5,444	5,436
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	222	200
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26	822	723
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f)	1,426	1,233
KKR CLO 16 Ltd
Series A1R-16, 2.39%, (3M USD LIBOR + 1.25%), 01/20/29 (e)	3,690	3,634
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f)	995	822
Madison Park Funding XI, Ltd.
Series 2013-AR-11A, 2.20%, (3M USD LIBOR + 1.16%), 07/23/29 (e) (f)	3,300	3,262
Madison Park Funding XII, Ltd.
Series 2014-AR-12A, 2.40%, (3M USD LIBOR + 1.26%), 07/20/26 (e)	370	370
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 2.30%, (3M USD LIBOR + 1.19%), 10/21/30 (e)	6,530	6,428
Magnetite VII Ltd
Series 2012-A1R2-7A, 2.02%, (3M USD LIBOR + 0.80%), 01/18/28 (e)	4,265	4,183
Magnetite XVIII, Limited
Series 2016-BR-18A, 1.89%, (3M USD LIBOR + 1.50%), 11/15/28 (e)	6,315	6,153
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26	505	445
	Shares/Par[1]	Value ($)
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	1,740	1,804
Mill City Mortgage Loan Trust
Series 2017-A1-3, 2.75%, 03/25/24 (e)	1,750	1,790
Series 2016-A1-1, REMIC, 2.50%, 07/25/23	352	355
MMAF Equipment Finance LLC
Series 2017-A3-B, 2.21%, 10/17/22	952	957
Series 2019-A3-B, 2.01%, 12/12/24	3,450	3,550
Series 2016-A5-AA, 2.21%, 12/15/32	1,865	1,903
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (e)	2,040	2,171
Octagon Investment Partners 30, Ltd.
Series 2017-A1-1A, 2.46%, (3M USD LIBOR + 1.32%), 03/17/30 (e)	2,025	1,989
OneMain Direct Auto Receivables Trust
Series 2018-A-1A, 3.43%, 12/16/24	6,585	6,678
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21	673	676
Santander Retail Auto Lease Trust
Series 2019-A2-A, REMIC, 2.72%, 04/20/21	1,049	1,059
Series 2019-A3-B, REMIC, 2.30%, 03/20/22	905	925
SBA Towers, LLC
Series 2015-C-1, 3.16%, 10/15/20	2,045	2,048
Series 2016-C-1, 2.88%, 07/15/21 (f)	2,130	2,133
Series 2017-C-1, 3.17%, 04/15/22 (f)	1,725	1,763
Series 2018-C-1, 3.45%, 03/15/23 (f)	2,595	2,688
Series 2019-1C-1, 2.84%, 01/15/25	1,930	1,929
Securitized Term Auto Receivables Trust
Series 2017-A3-2A, 2.04%, 04/26/21	1	1
Series 2018-A3-2A, 3.33%, 10/25/21	9,037	9,078
Seneca Park CLO, Ltd.
Series 2014-AR-1A, 2.25%, (3M USD LIBOR + 1.12%), 07/17/26 (e)	150	150
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	3,560	3,097
Shackleton CLO Ltd
Series 2015-A1R-8A, 2.06%, (3M USD LIBOR + 0.92%), 10/20/27 (e)	5,536	5,474
SoFi Consumer Loan Program Trust
Series 2018-A-4, 3.54%, 12/25/21	1,819	1,837
Sound Point CLO, Ltd.
Series 2013-A1-2RA, 2.17%, (3M USD LIBOR + 0.95%), 04/16/29 (e) (f)	5,400	5,240
Springleaf Funding Trust
Series 2015-A-BA, 3.48%, 07/15/21	928	937
Start III LTD
Series 2019-A-2, 3.54%, 11/15/26 (f)	1,015	833
START Ireland
Series 2019-A-1, 4.09%, 03/15/26	1,059	937
Symphony CLO XIV Ltd
Series 2014-AR-14A, 2.26%, (3M USD LIBOR + 0.95%), 07/14/26 (e)	1,664	1,649
Thacher Park CLO Ltd
Series 2014-AR-1A, 2.30%, (3M USD LIBOR + 1.16%), 10/20/26 (e)	261	260
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 09/25/22 (e)	874	880
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (e)	601	612
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (e)	2,015	2,059
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	1,318	1,358
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	2,859	2,950
Trillium Credit Card Trust II
Series 2018-A-2A, 0.53%, (1M USD LIBOR + 0.35%), 09/28/20 (e)	4,000	3,988
United Airlines Pass Through Trust
Series 2018-B-1, 4.60%, 03/01/26	540	401
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	170	158
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23	2,798	2,876
Series 2019-A2-1A, 3.19%, 07/15/24	1,488	1,510
Verus Securitization Trust
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (e) (h)	2,253	2,296

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

362

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Voya CLO Ltd
Series 2014-AAR2-1A, 2.13%, (3M USD LIBOR + 0.99%), 04/18/31 (e)	863	844
Wells Fargo Commercial Mortgage Trust
Series 2017-A5-C38, 3.45%, 06/17/27	5,400	6,022
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	2,021
Westlake Automobile Receivables Trust
Series 2019-A2-3A, 2.15%, 06/15/21	2,878	2,885
Series 2018-A2A-3A, 2.98%, 01/18/22	234	234
Total Non-U.S. Government Agency Asset-Backed Securities (cost $274,752)		275,355
SHORT TERM INVESTMENTS 6.2%
Investment Companies 4.9%
JNL Government Money Market Fund - Institutional Class, 0.02% (k) (l)	396,895	396,895
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (k) (l)	107,437	107,437
Total Short Term Investments (cost $504,332)		504,332
Total Investments 104.2% (cost $7,403,051)		8,541,465
Total Forward Sales Commitments 0.0% (proceeds $1,187)		(1,182)
Other Derivative Instruments 0.0%		33
Other Assets and Liabilities, Net (4.2)%		(340,941)
Total Net Assets 100.0%		8,199,375

(a)  All or a portion of the security was on loan as of June 30, 2020.

(b)   Non-income producing security.

(c)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $221,337.

(d)  All or a portion of the security is pledged or segregated as collateral.

(e)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $427,303 and 5.2% of the Fund.

(g)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(i)   Perpetual security. Next contractual call date presented, if applicable.

(j)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k)   Investment in affiliate.

(l)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 07/15/48 (a)	(1,100)	(1,182)
Total Government And Agency Obligations (proceeds $1,187)		(1,182)
Total Forward Sales Commitments (0.0%) (proceeds $1,187)		(1,182)

(a)  All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2020, the total proceeds for investments sold on a delayed delivery basis was $1,187.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364

363

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Currency Abbreviations:

ARS - Argentine Peso	DKK - Danish Krone	INR - Indian Rupee	PLN - Polish Zloty
AUD - Australian Dollar	EUR - European Currency Unit (Euro)	JPY - Japanese Yen	RUB - Russian Ruble
BRL - Brazilian Real	GHS - Ghanaian Cedi	KRW - South Korean Won	SAR - Saudi Riyal
CAD - Canadian Dollar	GBP - British Pound	MXN - Mexican Peso	SEK - Swedish Krona
CLP - Chilean Peso	HKD - Hong Kong Dollar	MYR - Malaysian Ringgit	SGD - Singapore Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	NOK - Norwegian Krone	TRY - New Turkish Lira
CNY - Chinese Yuan	IDR - Indonesian Rupiah	NZD - New Zealand Dollar	USD - United States Dollar
CZK - Czech Republic Korunas	ILS - Israeli New Shekel	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
COP - Colombian Peso

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	FTSE - Financial Times ad the London Stock Exchange
ADR - American Depositary Receipt	GDR - Global Depositary Receipt
ADS - American Depositary Share	HIBOR - Hong Kong Interbank Offered Rate
ASX - Australian Securities Exchange	ICE - Intercontinental Exchange
BADLAR - Argentina Deposit Rates	ITRAXX - Group of international credit derivative indices monitored by the
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	International Index Company
BRAZIBOR - Brazil Interbank Offered Rate	KOSPI - Korea Composite Stock Price Index
BUBOR - Budapest Interbank Offered Rate	KLIBOR - Kuala Lumpur Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	LIBOR - London Interbank Offered Rate
CDI - CHESS Depositary Interests	LLC/L.L.C. - Limited Liability Companies
CDX.EM - Credit Default Swap Index - Emerging Markets	MBS - Mortgage-Backed Security
CDX HY - Credit Default Swap Index – High Yield	MEXIBOR - Mexico Interbank Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MICEX - Moscow Interbank Offered Rate
CMBX.NA - Commercial Mortgage-backed Securities Index North America	MPOR - Moscow Prime Offered Rate
CMT - Constant Maturity Treasury	MSCI - Morgan Stanley Capital International
CORRA - Canadian Overnight Repo Rate Average	NASDAQ - National Association of Securities Dealers Automated Quotations
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	NVDR - Non-Voting Depository Receipt
CVA - Credit Valuation Adjustment	OAT - Obligations Assimilables du Tresor
DAX - Deutscher Aktienindex	OMX - Option Market Index
DIP - Debtor-in-possession	PJSC - Private Joint Stock Co.
EAFE - Europe, Asia and Far East	PLC/P.L.C./Plc - Public Limited Company
ETF - Exchange Traded Fund	REMIC - Real Estate Mortgage Investment Conduit
EONIA - Euro Overnight Index Average	RTS - Russian Trading System
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	RBOB - Reformulated Blendstock for Oxygenate Blending
term of 4.5 to 5.5 years	REIT - Real Estate Investment Trust
EURIBOR - Europe Interbank Offered Rate	S&P - Standard & Poor's
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SCB - Standard Chartered Bank
term of 8.5 to 10.5 years	SDR - Sweedish Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SOFR - Secured Overnight Financing Rates
term of 24 to 35 years	SONIA - Sterling Overnight Index Average
Euro OAT - debt instrument issued by the Republic of Italy with a	SPDR - Standard & Poor's Depositary Receipt
term of 8.5 to 10.5 years	STIBOR - Stockholm Interbank Offered Rate
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 1.75 to 2.25 years	TBD - To Be Determined
FDR - Fiduciary Depositary Receipt	US - United States
FKU - First Trust United Kingdom AlphaDEX ® Fund	WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CSI - Credit Suisse Securities, LLC	NSI - Normura Securities International Inc
BCL - Barclays Capital Inc.	DUB - Deutsche Bank AG.	RBC - Royal Bank of Canada
BMO - BMO Capital Markets Corp.	GSC - Goldman Sachs & Co.	SCB - Standard Chartered Bank
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	SGA - SG Americas Securities LLC
BOA - Bancamerica Securities/Bank of America NA	JPM - J.P. Morgan Securities Inc.	SGB - Standard Chartered Bank
CGM - Citigroup Global Markets	MBL - Macquarie Bank Limited	SSB - State Street Brokerage Services, Inc.
CIB - Canadian Imperial Bank of Commerce	MLP - Merrill Lynch Professional Clearing Corp.	TDB - Toronto -Dominion Bank
CIT - Citibank, Inc	MSC - Morgan Stanley & Co. Inc.	UBS - UBS Securities, LLC

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

“-“ Amount rounds to less than one thousand or 0.05%.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 364.

364

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(a)

There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2020

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	September 2, 2020

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.